UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31
Date of reporting period: November 30, 2013

Item 1. Schedule of Investments.

John Hancock INVESTMENTS

John Hancock Floating Rate Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

Floating Rate Income Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Term Loans (M) 87.4%				$3,214,183,803

(Cost $3,201,797,459)

Consumer Discretionary 29.6%				1,088,088,065

Auto Components - 1.4%
Allison Transmission, Inc.	3.170	08/07/17	$4,625,799	4,637,364
August LuxUK Holding Company	5.000	04/27/18	6,658,772	6,692,065
August US Holding Company, Inc.	5.000	04/27/18	5,122,254	5,147,865
Schaeffler AG	4.250	01/27/17	33,700,000	33,910,625
UCI International, Inc.	5.500	07/26/17	2,303,928	2,301,048

Automobiles - 0.2%
Chrysler Group LLC	4.250	05/24/17	8,253,510	8,307,620

Diversified Consumer Services - 2.6%
Bakercorp International, Inc.	4.250	02/14/20	19,767,297	19,660,218
Laureate Education, Inc.	5.000	06/15/18	28,521,892	28,688,260
Monitronics International, Inc.	4.250	03/23/18	24,023,367	24,183,531
Pacific Industrial Services BidCo Pty, Ltd.	5.000	10/02/18	12,910,000	13,039,100
SRS Distribution, Inc.	4.750	09/02/19	8,258,500	8,258,500

Hotels, Restaurants & Leisure - 11.0%
Boyd Gaming Corp.	4.000	08/14/20	6,440,000	6,456,100
Caesars Entertainment Operating Company, Inc.	5.488	01/26/18	27,560,433	26,147,961
Caesars Entertainment Operating Company, Inc.	9.500	10/31/16	16,473,605	16,509,650
Caesars Entertainment Resort Properties LLC	7.000	10/12/20	18,040,000	17,715,280
CCM Merger, Inc.	5.000	03/01/17	23,014,599	23,136,875
CityCenter Holdings LLC	5.000	10/16/20	26,280,000	26,575,650
El Pollo Loco, Inc.	5.250	10/11/18	15,480,000	15,518,700
Equinox Holdings, Inc.	4.501	01/31/20	22,019,350	22,115,685
Equinox Holdings, Inc.	9.750	07/31/20	8,520,000	8,626,500
Hilton Worldwide Finance LLC	4.000	10/26/20	57,730,263	57,910,670
Landry's, Inc.	4.750	04/24/18	28,697,481	28,834,999
Las Vegas Sands LLC	2.670	11/23/16	23,350,391	23,340,654
MGM Resorts International	2.914	12/20/17	2,977,500	2,976,011
MGM Resorts International	3.500	12/20/19	17,205,022	17,205,022
Mohegan Tribal Gaming Authority (T)	TBD	11/19/19	19,730,000	19,956,895
Oceania Cruises, Inc.	6.750	07/02/20	30,570,000	30,773,810
Pinnacle Entertainment, Inc.	3.750	08/13/20	1,783,000	1,787,436
QCE LLC	8.577	01/24/17	13,713,345	5,759,605
Seven Seas Cruises S de RL LLC	4.750	12/21/18	15,950,625	16,090,193
Station Casinos LLC	5.000	03/02/20	16,261,542	16,420,092
Stockbridge SBE Holdings LLC	13.000	05/02/17	8,333,333	9,166,667
Wendy's International, Inc.	3.250	05/15/19	9,619,792	9,619,792

Household Durables - 0.5%
Jarden Corp.	2.914	09/30/20	6,450,000	6,451,290
WNA Holdings, Inc.	4.500	06/05/20	4,515,183	4,534,937
WNA Holdings, Inc.	4.526	06/05/20	2,452,692	2,463,422
WNA Holdings, Inc.	8.500	12/07/20	4,090,000	4,110,450

Household Products - 0.5%
Anchor Hocking LLC	7.500	05/21/20	17,461,350	17,592,310

Leisure Equipment & Products - 0.9%
Eastman Kodak Company	7.250	09/03/19	16,957,500	16,858,587
Eastman Kodak Company	10.750	07/31/20	10,750,000	10,803,750
Leslie's Poolmart, Inc.	4.250	10/16/19	5,686,040	5,703,098

1

Floating Rate Income Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Discretionary (continued)

Media - 6.5%
Advantage Sales & Marketing LLC	4.250	12/18/17	$13,758,357	$13,799,205
Charter Communications Operating LLC	3.000	07/01/20	7,710,675	7,603,774
Crossmark Holdings, Inc.	4.500	12/20/19	9,207,975	9,161,935
CSC Holdings LLC	2.664	04/17/20	16,618,338	16,423,587
Getty Images, Inc.	4.750	10/18/19	22,929,001	21,233,883
NEP Broadcasting LLC	4.750	01/22/20	22,767,950	22,841,946
Nielsen Finance LLC	2.168	02/02/17	3,289,803	3,287,062
Nielsen Finance LLC	2.918	05/02/16	11,808,419	11,830,560
Nine Entertainment Company Pty, Ltd.	3.254	02/05/20	11,444,994	11,362,739
Nine Entertainment Company Pty, Ltd.	3.500	02/05/20	8,000,000	7,955,000
Sinclair Television Group, Inc.	3.000	04/09/20	6,818,219	6,732,991
TWCC Holding Corp.	3.500	02/13/17	14,033,551	14,065,590
Univision Communications, Inc.	4.000	03/02/20	7,203,800	7,210,233
Univision Communications, Inc.	4.500	03/02/20	29,723,327	29,820,850
UPC Broadband Holding BV	3.250	06/30/21	14,341,186	14,323,259
Virgin Media Investment Holdings, Ltd.	3.500	06/08/20	19,050,000	19,054,763
Visant Corp.	5.250	12/22/16	23,628,617	23,001,797

Multiline Retail - 0.5%
Neiman Marcus Group, Inc.	5.000	10/26/20	18,860,000	18,969,916

Specialty Retail - 5.2%
Camping World, Inc. (T)	TBD	02/14/20	30,810,000	30,906,281
Freedom Group, Inc.	5.500	04/19/19	10,867,593	10,989,853
Gymboree Corp.	5.000	02/23/18	36,934,771	35,811,326
J Crew Group, Inc.	4.000	03/07/18	12,949,247	12,986,243
Michaels Stores, Inc.	3.750	01/28/20	18,699,766	18,749,320
Party City Holdings, Inc.	4.250	07/29/19	34,481,532	34,573,115
Petco Animal Supplies, Inc.	4.000	11/24/17	15,672,493	15,728,820
Tagada Acquisition, Inc.	4.250	07/17/20	9,470,000	9,511,431
Tagada Acquisition, Inc.	8.000	07/19/21	11,980,000	12,119,771
Valleycrest Cos LLC	5.500	06/13/19	9,944,739	9,941,636

Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	3.250	02/13/20	12,084,499	12,102,892

Consumer Staples 5.7%				209,038,568

Beverages - 0.8%
DS Waters of America, Inc.	5.250	08/31/20	4,210,000	4,221,578
Dunkin' Brands, Inc.	3.750	02/14/20	23,788,002	23,830,963

Food & Staples Retailing - 2.2%
AdvancePierre Foods	5.750	07/10/17	10,171,856	10,108,282
AdvancePierre Foods	9.500	10/10/17	11,420,000	11,305,800
Michael Foods Group, Inc.	4.250	02/23/18	5,427,416	5,456,252
Mill US Acquisition LLC	4.750	07/03/20	22,743,000	22,799,858
Mill US Acquisition LLC	8.500	07/02/21	8,100,000	8,133,753
SUPERVALU, Inc.	5.000	03/21/19	24,670,513	24,774,598

Food Products - 2.2%
Brickman Group Holdings, Inc.	3.164	10/14/16	1,897,458	1,897,458
Brickman Group Holdings, Inc.	4.000	09/28/18	1,994,310	1,994,310
Candy Intermediate Holdings	7.500	06/18/18	18,438,750	17,240,231
Del Monte Corp.	4.000	03/08/18	35,020,360	35,034,648
Dole Food Company, Inc.	4.500	11/01/18	14,640,000	14,708,632

2

Floating Rate Income Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Staples (continued)

HJ Heinz Company	3.250	06/07/19	$1,566,075	$1,572,297
HJ Heinz Company	3.500	06/05/20	8,329,125	8,381,182

Household Products - 0.5%
The Sun Products Corp.	5.500	03/23/20	18,775,675	17,578,726

Energy 10.1%				372,671,666

Electric Utilities - 0.4%
Topaz Power Holdings LLC	5.250	02/26/20	16,201,316	15,958,296

Energy Equipment & Services - 0.8%
Offshore Group Investment, Ltd.	6.250	10/25/17	9,495,577	9,531,185
Pacific Drilling SA	4.500	06/04/18	19,531,050	19,726,361

Oil, Gas & Consumable Fuels - 8.9%
Alpha Natural Resources, Inc.	3.500	05/22/20	33,939,950	33,324,789
Arch Coal, Inc.	5.750	05/16/18	4,541,363	4,430,099
BBTS Borrower LP	7.750	05/31/19	12,076,208	12,264,899
Bowie Resources Ltd.	6.750	08/17/20	20,635,000	20,738,175
Bowie Resources Ltd.	11.750	02/16/21	4,750,000	4,684,688
Chesapeake Energy Corp.	5.750	12/01/17	27,020,000	27,560,400
EP Energy LLC	3.500	05/24/18	11,666,667	11,677,610
Foresight Energy LLC	5.500	08/19/20	13,530,000	13,563,825
FTS International, Inc.	8.500	05/06/16	25,513,277	25,348,512
Murray Energy Corp. (T)	TBD	11/21/19	23,680,000	23,872,400
Murray Energy Corp.	4.750	05/24/19	11,957,550	11,927,656
Oxbow Carbon & Minerals LLC	8.000	01/17/20	8,260,000	8,383,900
Panda Temple Power II LLC	7.250	04/03/19	5,930,000	6,078,250
Peabody Energy Corp.	4.250	09/24/20	19,640,000	19,680,910
Philadelphia Energy Solutions Refining and Marketing LLC	6.250	04/04/18	10,059,450	9,003,208
Quicksilver Resources, Inc.	7.000	06/21/19	28,607,929	27,964,250
Rice Drilling B LLC	8.500	10/25/18	15,774,491	16,089,980
Samson Investment Company	6.000	09/25/18	23,550,000	23,689,840
Teine Energy Ltd.	7.500	05/09/19	20,461,813	20,717,586
Tesoro Corp.	2.414	05/30/16	3,482,500	3,483,952
Western Refining, Inc. (T)	TBD	11/12/20	2,950,000	2,970,895

Financials 4.2%				152,571,373

Capital Markets - 0.8%
Gardner Denver, Inc.	4.250	07/30/20	18,250,000	18,152,527
Gimv NV	4.250	05/08/20	10,174,500	10,238,091

Commercial Banks - 0.5%
Flying Fortress, Inc.	3.500	06/30/17	18,329,166	18,344,434

Computers & Peripherals - 0.7%
Compucom Systems, Inc.	4.250	05/11/20	27,879,385	27,798,061

Diversified Financial Services - 1.4%
HB Acquisition Corp.	6.750	04/09/20	11,556,093	11,902,776
McGraw-Hill Global Education Holdings LLC	9.000	03/22/19	24,069,050	24,454,155
TPF II LC	6.500	08/16/19	13,745,550	13,676,822

Real Estate Management & Development - 0.8%
Realogy Corp.	4.445	10/10/16	2,192,947	2,192,947
Realogy Corp.	4.500	03/05/20	25,577,095	25,811,560

3

Floating Rate Income Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Health Care 8.5%				$311,556,390

Biotechnology - 0.5%
Alvogen Pharma US, Inc.	7.000	05/23/18	$19,216,105	19,136,032

Health Care Equipment & Supplies - 1.6%
Biomet, Inc.	3.687	07/25/17	14,307,019	14,414,322
ConvaTec, Inc.	4.000	12/22/16	14,611,528	14,660,229
Immucor, Inc.	5.000	08/17/18	10,780,948	10,821,377
RegionalCare Hospital Partners, Inc.	7.000	11/04/18	20,263,829	19,757,233

Health Care Providers & Services - 4.0%
Ardent Medical Services, Inc.	6.750	07/02/18	12,337,481	12,337,481
BioScrip, Inc.	5.499	07/31/20	3,750,000	3,637,500
BioScrip, Inc.	6.500	07/31/20	6,250,000	6,062,500
Catalent Pharma Solutions, Inc.	4.250	09/15/17	9,825,936	9,867,696
CRC Health Corp.	4.664	11/16/15	30,226,670	30,226,670
Envision Healthcare Corp.	4.000	05/25/18	28,348,582	28,383,791
Healogics, Inc.	5.250	02/05/19	5,720,469	5,741,921
Healogics, Inc.	9.250	02/05/20	4,500,000	4,591,877
MultiPlan, Inc.	4.000	08/25/17	21,444,001	21,582,486
Radnet Management, Inc.	4.256	10/10/18	16,980,372	16,973,291
Universal Health Services, Inc.	2.418	11/15/16	6,000,000	6,015,000

Health Care Technology - 0.5%
Merge Healthcare, Inc.	6.000	04/23/19	20,566,162	19,126,531

Pharmaceuticals - 1.9%
Akorn, Inc. (T)	TBD	08/27/20	10,980,000	11,000,588
Par Pharmaceutical Companies, Inc.	4.250	09/30/19	13,550,835	13,601,651
Pharmaceutical Product Development, Inc.	4.250	12/05/18	20,856,912	20,991,001
Quintiles Transnational Corp.	4.000	06/08/18	19,839,488	19,839,488
Quintiles Transnational Corp.	4.500	06/08/18	2,784,244	2,787,725

Industrials 12.5%				460,132,871

Aerospace & Defense - 1.4%
Accudyne Industries Borrower SCA	4.000	12/13/19	21,082,119	21,065,654
TASC, Inc.	4.500	12/18/15	2,625,033	2,491,595
WP CPP Holdings LLC	4.750	12/27/19	19,009,332	19,009,332
WP CPP Holdings LLC	8.750	04/30/21	10,630,000	10,816,025

Air Freight & Logistics - 0.7%
Syncreon Holdings, Ltd.	5.250	10/28/20	24,630,000	24,383,700

Airlines - 3.1%
American Airlines, Inc.	4.750	06/27/19	34,842,675	35,066,679
Commercial Barge Line Company	7.503	09/23/19	23,524,294	23,259,645
Commercial Barge Line Company	10.750	03/22/20	12,580,000	12,076,800
Delta Air Lines, Inc.	3.500	04/20/17	22,802,374	22,830,877
United Airlines, Inc.	4.000	04/01/19	3,283,500	3,294,171
US Airways, Inc.	4.250	05/23/19	18,520,000	18,562,985

Building Products - 0.4%
Wilsonart International Holding LLC (T)	TBD	10/31/19	3,450,000	3,406,875
Wilsonart International Holding LLC	4.000	10/31/19	12,197,878	12,080,985

Commercial Services & Supplies - 2.9%
ADS Waste Holdings, Inc.	4.250	10/09/19	30,072,750	30,201,642

4

Floating Rate Income Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

ARAMARK Corp.	1.027	01/27/14	$64,096	$63,776
ARAMARK Corp.	1.840	07/26/16	340,114	341,148
ARAMARK Corp.	3.701	07/26/16	3,307,596	3,317,850
ARAMARK Corp.	3.748	07/26/16	2,099,722	2,105,629
ARAMARK Corp.	4.000	09/09/19	10,000,000	10,037,500
Language Line LLC	6.250	06/20/16	23,876,599	23,719,921
ServiceMaster Company	4.250	01/31/17	17,235,528	16,948,263
Waste Industries USA, Inc.	4.000	03/17/17	19,055,203	19,079,022

Electrical Equipment - 0.6%
Generac Power Systems, Inc.	3.500	05/31/20	23,522,454	23,485,712

Hotels, Restaurants & Leisure - 0.2%
Four Seasons Holdings, Inc.	4.250	06/27/20	6,060,000	6,087,773

Machinery - 1.7%
CPM Holdings, Inc.	6.250	08/29/17	7,553,700	7,563,142
CPM Holdings, Inc.	10.250	03/01/18	250,000	251,875
Filtration Group, Inc. (T)	TBD	11/30/20	4,410,000	4,443,075
Filtration Group, Inc. (T)	TBD	11/30/21	1,800,000	1,827,000
Intelligrated, Inc.	4.500	07/30/18	16,060,000	16,100,150
Intelligrated, Inc.	10.500	01/30/20	6,310,000	6,467,750
Mirror BidCo Corp.	5.250	12/27/19	22,169,994	22,260,070
Xerium Technologies, Inc.	5.750	05/17/19	2,189,000	2,194,473

Real Estate Investment Trusts - 0.2%
Lineage Logistics LLC	4.500	04/26/19	9,097,200	9,089,622

Road & Rail - 0.7%
The Hertz Corp.	3.000	03/11/18	17,569,437	17,550,621
The Hertz Corp.	3.750	03/12/18	7,443,750	7,461,027

Trading Companies & Distributors - 0.4%
American Builders & Contractors Supply Company, Inc.	3.500	04/16/20	15,550,000	15,543,516

Transportation Infrastructure - 0.2%
Atlantic Aviation FBO, Inc.	3.250	06/01/20	5,655,825	5,646,991

Information Technology 4.9%				180,995,172

Electronic Equipment, Instruments & Components -
0.5%
Dell International LLC	4.500	04/29/20	18,000,000	17,811,774

Internet Software & Services - 0.4%
Ancestry.com, Inc.	5.250	12/28/18	13,618,036	13,618,036

Semiconductors & Semiconductor Equipment -
0.2%
NXP BV	4.750	01/11/20	8,436,250	8,525,885

Software - 3.8%
Activision Blizzard, Inc.	3.250	10/12/20	22,310,000	22,361,782
BMC Software Finance, Inc.	5.000	09/10/20	19,875,000	20,032,350
Ellucian, Inc.	4.500	07/19/18	8,337,969	8,400,504
First Data Corp.	4.166	03/24/17	1,500,000	1,503,125
First Data Corp.	4.166	03/23/18	3,945,507	3,954,254
First Data Corp.	4.166	09/24/18	8,500,000	8,519,125
Infor US, Inc.	3.750	06/03/20	2,543,583	2,538,285
Infor US, Inc.	5.250	04/05/18	5,680,795	5,710,380

5

Floating Rate Income Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Information Technology (continued)

Kronos, Inc.	4.500	10/30/19	$20,927,041	$21,044,755
Kronos, Inc.	9.750	04/30/20	17,384,000	17,920,001
SunGard Data Systems, Inc.	4.000	03/09/20	20,922,067	21,067,768
SunGard Data Systems, Inc.	4.500	01/31/20	7,940,000	7,987,148

Materials 4.4%				162,072,586

Chemicals - 0.1%
Eagle Spinco, Inc.	3.500	01/27/17	3,097,252	3,107,576

Construction Materials - 0.1%
CPG International, Inc.	4.750	09/30/20	4,520,000	4,517,175
Roofing Supply Group LLC	5.000	05/24/19	8,064	8,079

Containers & Packaging - 1.1%
Clondalkin Acquisition BV	5.750	05/29/20	5,725,650	5,782,907
Consolidated Container Company LLC	5.000	07/03/19	9,652,500	9,694,730
Expera Specialty Solutions LLC	7.500	12/21/18	7,481,250	7,556,063
The Container Store	5.000	04/08/19	17,289,762	17,332,986

Metals & Mining - 2.8%
Atlas Iron, Inc.	8.750	12/07/17	19,610,603	19,610,603
Constellium NV	6.000	03/25/20	11,581,800	11,842,391
Essar Steel Algoma, Inc.	8.750	09/19/14	19,059,950	19,264,844
Fairmount Minerals, Ltd.	5.000	09/05/19	8,160,000	8,241,600
Fortescue Metals Group Finance Pty, Ltd.	5.250	10/18/17	32,474,235	32,587,895
Walter Energy, Inc.	6.750	04/02/18	12,805,687	12,538,137

Paper & Forest Products - 0.3%
Exopack LLC	5.250	05/08/19	9,840,000	9,987,600

Telecommunication Services 2.4%				89,558,115

Diversified Telecommunication Services - 2.0%
Crown Castle Operating Company	3.250	01/31/19	10,374,726	10,358,220
Intelsat Jackson Holdings SA	4.250	04/02/18	25,967,705	26,032,469
Level 3 Financing, Inc.	4.000	08/01/19	1,000,000	1,005,250
Level 3 Financing, Inc.	4.000	01/15/20	8,050,000	8,102,832
Syniverse Holdings, Inc.	4.000	04/23/19	7,832,801	7,845,859
Telesat Canada	3.500	03/28/19	12,795,561	12,819,553
Windstream Corp.	3.500	01/23/20	6,689,450	6,693,631

Wireless Telecommunication Services - 0.4%
Cricket Communications, Inc.	4.750	03/09/20	16,648,275	16,700,301

Utilities 5.1%				187,498,997

Electric Utilities - 2.7%
Astoria Generating Company Acquisitions LLC	8.500	10/26/17	26,307,000	26,866,024
La Frontera Generation LLC	4.500	09/30/20	9,600,462	9,678,466
Sapphire Power LLC	6.000	07/10/18	7,820,400	7,879,053
Star West Generation LLC	4.250	03/13/20	27,439,232	27,610,727
Texas Competitive Electric Holdings Company LLC	4.730	10/10/17	37,084,306	25,625,256

Independent Power Producers & Energy Traders -
2.4%
Calpine Corp. (T)	TBD	10/30/20	6,500,000	6,536,114
EFS Cogen Holdings I LLC (T)	TBD	12/01/20	8,280,000	8,295,525
Equipower Resources Holdings LLC	4.250	12/21/18	30,843,304	30,910,790

6

Floating Rate Income Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Utilities (continued)

Notheast Wind Capital II LLC	5.000	11/11/20	$25,850,000	$25,882,313
NRG Energy, Inc.	2.750	07/02/18	7,776,483	7,763,846
Windsor Financing LLC	6.250	12/05/17	10,195,984	10,450,883

Corporate Bonds 8.7%				$319,334,554

(Cost $309,925,492)

Consumer Discretionary 1.3%				45,992,500

Hotels, Restaurants & Leisure - 0.3%
Paris Las Vegas Holding LLC (S)	8.000	10/01/20	11,170,000	11,421,325

Household Durables - 0.1%
Taylor Morrison Communities, Inc. (S)	5.250	04/15/21	1,580,000	1,524,700

Media - 0.9%
CCO Holdings LLC	8.125	04/30/20	2,300,000	2,512,750
DISH DBS Corp.	6.750	06/01/21	4,720,000	5,085,800
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	5,260,000	5,641,350
Univision Communications, Inc. (S)	6.750	09/15/22	13,480,000	14,828,000
Virgin Media Finance PLC (S)	6.375	04/15/23	200,000	206,500
Virgin Media Secured Finance PLC (S)	5.375	04/15/21	4,690,000	4,772,075

Consumer Staples 0.4%				15,759,600

Tobacco - 0.4%
Alliance One International, Inc. (S)	9.875	07/15/21	17,130,000	15,759,600

Energy 1.2%				43,884,709

Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc.	6.500	02/01/20	5,460,000	5,869,500
Hercules Offshore, Inc. (S)	7.125	04/01/17	20,890,000	22,247,850
Hercules Offshore, Inc. (S)	7.500	10/01/21	3,400,000	3,570,000

Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.	7.250	12/15/18	230,000	264,500
Chesapeake Energy Corp.	9.500	02/15/15	2,000,000	2,180,000
MarkWest Energy Partners LP	4.500	07/15/23	2,340,000	2,217,150
Petrobras Global Finance BV	2.000	05/20/16	7,520,000	7,535,709

Financials 0.9%				34,782,853

Consumer Finance - 0.3%
SLM Corp.	8.000	03/25/20	10,790,000	12,246,650

Diversified Financial Services - 0.3%
Globe Luxembourg SCA (S)	9.625	05/01/18	11,740,000	12,223,453

Real Estate Management & Development - 0.3%
The Howard Hughes Corp. (S)	6.875	10/01/21	9,940,000	10,312,750

Industrials 1.9%				70,281,779

Airlines - 0.7%
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	07/15/20	16,080,000	16,140,300
Continental Airlines Pass Thru Certificates Series 2012-3,
Class C	6.125	04/29/18	3,890,000	4,026,150
Delta Air Lines Pass Thru Certificates Series 2012-1, Class B
(S)	6.875	05/07/19	5,236,800	5,603,370

7

Floating Rate Income Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Construction & Engineering - 0.5%
Aguila 3 SA (S)	7.875	01/31/18	$16,830,000	$17,860,838

Marine - 0.7%
Horizon Lines LLC	11.000	10/15/16	17,003,000	16,981,746
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21	9,550,000	9,669,375

Information Technology 0.5%				16,487,650

Software - 0.5%
First Data Corp. (S)	6.750	11/01/20	15,740,000	16,487,650

Materials 1.2%				44,120,150

Chemicals - 0.1%
Eagle Spinco, Inc. (S)	4.625	02/15/21	5,040,000	4,888,800

Metals & Mining - 1.1%
Midwest Vanadium Pty, Ltd. (S)	11.500	02/15/18	6,080,000	5,046,400
Mirabela Nickel, Ltd. (S)	8.750	04/15/18	940,000	225,600
Molycorp, Inc. (L)	10.000	06/01/20	13,160,000	12,929,700
Ryerson, Inc.	9.000	10/15/17	6,800,000	7,157,000
St. Barbara, Ltd. (S)	8.875	04/15/18	6,210,000	5,154,300
Walter Energy, Inc. (S)	9.500	10/15/19	8,300,000	8,673,500

Paper & Forest Products - 0.0%
Verso Paper Holdings LLC (L)	11.750	01/15/19	65,000	44,850

Telecommunication Services 1.3%				48,025,313

Diversified Telecommunication Services - 0.5%
Wind Acquisition Finance SA (S)	6.500	04/30/20	1,470,000	1,550,850
Wind Acquisition Finance SA (S)	7.250	02/15/18	17,650,000	18,532,500

Wireless Telecommunication Services - 0.8%
SoftBank Corp. (S)	4.500	04/15/20	13,110,000	13,028,063
Sprint Corp. (S)	7.875	09/15/23	13,620,000	14,913,900

			Shares	Value

Common Stocks 0.2%				$5,833,303

(Cost $2,329,853)

Consumer Discretionary 0.0%				1,070,602

Hotels, Restaurants & Leisure - 0.0%
Tropicana Entertainment, Inc. (I)			72,338	1,070,602

Materials 0.2%				4,762,701

Chemicals - 0.2%
LyondellBasell Industries NV, Class A			61,709	4,762,701

Preferred Securities 0.4%				$13,237,488

(Cost $12,330,000)

Financials 0.4%				13,237,488

Diversified Financial Services - 0.4%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			493,200	13,237,488

8

Floating Rate Income Fund
As of 11-30-13 (Unaudited)

	Yield (%)	Shares	Value

Securities Lending Collateral 0.3%			$12,509,131

(Cost $12,508,928)

Securities Lending Collateral 0.3%			12,509,131

John Hancock Collateral Investment Trust (W)	0.1849(Y)	1,249,901	12,509,131

		Par value	Value

Short-Term Investments 6.1%			$225,977,415

(Cost $225,977,415)

		Par value	Value

Money Market Funds 6.1%			225,977,415

State Street Institutional Liquid Reserves Fund	0.0719%(Y)	225,977,415	225,977,415

Total investments (Cost $3,764,869,147)† 103.4%			$3,791,075,694

Other assets and liabilities, net (3.4%)			($113,835,926)

Total net assets 100.0%		$3,677,239,768

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

TBD To Be Determined

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of November 30, 2013. The value of securities on loan amounted to $12,509,450.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 11-30-13.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $3,779,245,546. Net unrealized appreciation aggregated $23,476,681, of which $50,471,891 related to appreciated investment securities and $26,995,210 related to depreciated investment securities.

9

Floating Rate Income Fund
As of 11-30-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of Novebmer 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/13	Price	Inputs	Inputs
Term Loans
Consumer Discretionary	$1,088,088,065	—	$1,088,088,065	—
Consumer Staples	209,038,568	—	209,038,568	—
Energy	372,671,666	—	372,671,666	—
Financials	152,571,373	—	152,571,373	—
Health Care	311,556,390	—	311,556,390	—
Industrials	460,132,871	—	460,132,871	—
Information Technology	180,995,172	—	180,995,172	—
Materials	162,072,586	—	162,072,586	—
Telecommunication Services	89,558,115	—	89,558,115	—
Utilities	187,498,997	—	187,498,997	—
Corporate Bonds
Consumer Discretionary	45,992,500	—	45,992,500	—
Consumer Staples	15,759,600	—	15,759,600	—

10

Floating Rate Income Fund
As of 11-30-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/13	Price	Inputs	Inputs
Energy	$43,884,709	—	$43,884,709	—
Financials	34,782,853	—	34,782,853	—
Industrials	70,281,779	—	70,281,779	—
Information Technology	16,487,650	—	16,487,650	—
Materials	44,120,150	—	44,120,150	—
Telecommunication Services	48,025,313	—	48,025,313	—
Common Stocks
Consumer Discretionary	1,070,602	—	1,070,602	—
Materials	4,762,701	$4,762,701	—	—
Preferred Securities
Financials	13,237,488	13,237,488	—	—
Securities Lending Collateral	12,509,131	12,509,131	—	—
Short-Term Investments	225,977,415	225,977,415	—	—

Total Investments in Securities	$3,791,075,694	$256,486,735	$3,534,588,959	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2013, the fund had $11,646,533 in unfunded loan commitments outstanding.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

11

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

328Q1 11/13
1/14

John Hancock Alternative Asset Allocation Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

Alternative Asset Allocation Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies 82.5%		$704,010,756

(Cost $682,229,930)

EQUITY 25.2%

John Hancock Funds II (G)		215,169,811

Emerging Markets, Class NAV (DFA)	1,491,097	15,701,257
Global Real Estate, Class NAV (Deutsche)	1,830,772	15,634,791
Natural Resources, Class NAV (RS Investments/Wellington)	1,156,657	19,408,706
Redwood, Class NAV (Allianz)	8,490,248	97,043,530
Technical Opportunities, Class NAV (Wellington) (I)	4,468,271	67,381,527

FIXED INCOME 30.2%

John Hancock Funds II (G)		257,661,691

Global High Yield, Class NAV (Stone Harbor)	7,830,103	78,066,129
Real Return Bond, Class NAV (PIMCO)	1,512,023	17,252,183
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	9,319,710	95,620,225
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	6,071,261	66,723,154

ALTERNATIVE 27.1%

John Hancock Funds II (G)		231,179,254

Currency Strategies, Class NAV (First Quadrant)	11,416,886	116,452,236
Global Absolute Return Strategies, Class NAV (Standard Life)	10,298,655	114,727,018

Unaffiliated Investment Companies 17.3%		$147,345,799

(Cost $146,743,206)

Exchanged Traded Funds 17.3%		147,345,799

Market Vectors Gold Miners ETF	98,735	2,199,816
PowerShares DB Commodity Index Tracking Fund (I)	420,477	10,726,368
PowerShares DB Energy Fund (I)	878,880	25,215,067
PowerShares DB Gold Fund (I)	206,485	8,678,565
PowerShares DB Silver Fund (I)	65,392	2,188,539
The Arbitrage Fund, Class I	1,340,496	17,252,183
Touchstone Merger Arbitrage Fund, Institutional, Class I (I)	1,739,131	19,408,706
Turner Spectrum Fund, Institutional, Class I (I)	5,307,793	61,676,555

Total investments (Cost $828,973,136)† 99.8%		$851,356,555

Other assets and liabilities, net 0.2%		$1,864,756

Total net assets 100.0%		$853,221,311

Percentages are based upon net assets

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio's subadvisor is shown parenthetically.

(I) Non-income producing security.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $832,343,165. Net unrealized depreciation aggregated $19,013,390, of which $27,479,731 related to appreciated investment securities and $8,466,341 related to depreciated investment securities.

1

Alternative Asset Allocation Fund
As of 11-30-13 (Unaudited)

Investment Companies
Underlying Funds’ Subadvisors

Allianz Global Investors U.S. LLC	(Allianz)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
First Quadrant, LP	(First Quadrant)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
RS Investment Management Company LLC	(RS Investments)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the trust's significant accounting policies, please refer to the trust's, most recent semiannual or annual shareholder report.

2

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.

345Q1 11/13
1/14

John Hancock INVESTMENTS

John Hancock Natural Resources Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

Natural Resources Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Common Stocks 94.0%		$772,354,877

(Cost $774,225,909)

Energy 52.3%		429,404,742

Energy Equipment & Services 2.6%
Dril-Quip, Inc. (I)	36,450	3,957,011
Halliburton Company	118,408	6,237,733
National Oilwell Varco, Inc.	48,780	3,975,570
Patterson-UTI Energy, Inc.	299,161	6,973,443

Oil, Gas & Consumable Fuels 49.7%
Anadarko Petroleum Corp.	79,893	7,096,096
Apache Corp.	96,531	8,831,621
ARC Resources, Ltd.	368,400	9,919,462
Beach Energy, Ltd.	3,891,126	4,750,337
BG Group PLC	1,004,863	20,481,804
BP PLC, ADR	370,218	17,403,948
Cabot Oil & Gas Corp.	281,324	9,691,612
Canadian Natural Resources, Ltd.	151,292	4,983,502
Chevron Corp.	122,383	14,984,575
Cobalt International Energy, Inc. (I)	278,627	6,193,878
Concho Resources, Inc. (I)	130,005	13,511,420
CONSOL Energy, Inc.	162,644	5,786,874
Denbury Resources, Inc. (I)	938,220	15,649,510
Enbridge, Inc. (L)	304,903	12,604,690
EnCana Corp. (L)	168,291	3,229,504
EnCana Corp. (Canadian Exchange)	138,838	2,665,564
EOG Resources, Inc.	86,677	14,301,705
EQT Corp.	44,737	3,807,566
Exxon Mobil Corp.	85,873	8,027,408
Galp Energia SGPS SA	414,742	6,865,834
Imperial Oil, Ltd.	300,307	12,928,216
Kosmos Energy, Ltd. (I)	579,927	6,037,040
Laredo Petroleum Holdings, Inc. (I)	417,136	11,258,501
Marathon Petroleum Corp.	81,620	6,753,239
MEG Energy Corp. (I)	290,470	8,310,468
Noble Energy, Inc.	74,793	5,253,460
Occidental Petroleum Corp.	117,546	11,162,168
Oil Search, Ltd.	2,973,492	21,603,086
Ophir Energy PLC (I)	3,493,606	19,159,797
Painted Pony Petroleum, Ltd. (I)	260,100	1,573,990
Painted Pony Petroleum, Ltd., Class A (I)	256,792	1,553,972
PetroChina Company, Ltd., H Shares	3,414,000	4,056,000
Petroleo Brasileiro SA, ADR	500,604	7,979,628
Peyto Exploration & Development Corp.	557,694	16,617,187
Phillips 66	205,880	14,331,307
Pioneer Natural Resources Company	44,085	7,836,109
Range Resources Corp.	154,263	11,978,522
Reliance Industries, Ltd.	255,786	3,483,272
Reliance Industries, Ltd., GDR (London Exchange) (S)	168	4,568
Rosetta Resources, Inc. (I)	250,000	12,642,500
Salamander Energy PLC (I)	2,143,745	3,598,009
Southwestern Energy Company (I)	532,306	20,578,950
Tullow Oil PLC	617,596	8,774,086

1

Natural Resources Fund
As of 11-30-13 (Unaudited)

		Shares	Value

Industrials 2.1%			$17,040,966

Commercial Services & Supplies 1.4%
Mineral Resources, Ltd.		1,141,450	11,313,547

Construction & Engineering 0.7%
KBR, Inc.		169,300	5,727,419

Information Technology 0.6%			5,315,545

Semiconductors & Semiconductor Equipment 0.6%
First Solar, Inc. (I)		88,859	5,315,545

Materials 36.8%			302,376,977

Chemicals 8.3%
FMC Corp.		81,359	5,927,817
JSR Corp.		341,100	6,278,831
LyondellBasell Industries NV, Class A		87,615	6,762,126
Mitsui Chemicals, Inc.		2,056,000	5,024,918
Sociedad Quimica y Minera de Chile SA, ADR		778,753	19,476,613
The Mosaic Company		523,457	25,073,590

Construction Materials 0.6%
Martin Marietta Materials, Inc.		51,355	4,958,839

Metals & Mining 27.9%
Allegheny Technologies, Inc.		274,502	9,118,956
Anglo American PLC		533,253	11,715,275
Antofagasta PLC		1,277,017	16,510,401
Barrick Gold Corp. (L)		64,409	1,062,104
Barrick Gold Corp. (Canadian Exchange) (L)		309,728	5,115,737
BHP Billiton PLC		534,610	16,225,512
Compass Minerals International, Inc.		155,250	11,108,138
First Quantum Minerals, Ltd.		1,663,184	27,752,343
Fortescue Metals Group, Ltd.		1,920,542	9,914,971
Goldcorp, Inc. (New York Exchange)		203,146	4,559,816
Goldcorp, Inc. (Toronto Exchange)		678,575	15,240,795
HudBay Minerals, Inc.		878,800	6,450,392
Iluka Resources, Ltd.		1,900,111	15,136,062
Medusa Mining, Ltd. (I)		2,856,365	4,389,007
Mongolian Mining Corp. (I)(L)		33,998,740	5,349,782
New Gold, Inc. (I)		2,795,805	14,901,641
Nippon Steel & Sumitomo Metal Corp.		2,428,750	7,885,392
POSCO, ADR		53,954	4,180,895
Rio Tinto PLC		463,350	24,611,479
Turquoise Hill Resources, Ltd. (I)		3,391,304	13,972,172
Western Areas NL (L)		1,932,297	3,673,373

Utilities 2.2%			18,216,647

Independent Power Producers & Energy Traders 2.2%
Calpine Corp. (I)		734,099	13,881,812
Pattern Energy Group, Inc.		177,730	4,334,835

	Yield (%)	Shares	Value

Securities Lending Collateral 2.5%			$20,754,263

(Cost $20,754,485)

John Hancock Collateral Investment Trust (W)	0.1849(Y)	2,073,747	20,754,263

2

Natural Resources Fund
As of 11-30-13 (Unaudited)

	Par value	Value

Short-Term Investments 6.0%		$48,926,000

(Cost $48,926,000)

Repurchase Agreement 6.0%		48,926,000

Deutsche Bank Securities Tri-Party Repurchase Agreement dated 11-29-13 at 0.090%
to be repurchased at $10,900,082 on 12-2-13, collateralized by $11,177,996
Government National Mortgage Association, 2.500 - 4.000% due 9-20-26 - 7-20-43
(valued at $11,118,001, including interest)	10,900,000	10,900,000
Repurchase Agreement with State Street Corp. dated 11-29-13 at 0.000% to be repurchased at $38,026,000 on 12-2-13, collateralized by $38,635,000 U.S.
Treasury Note, 0.375% due 6-15-15 (valued at $38,788,651, including interest)	38,026,000	38,026,000

Total investments (Cost $843,906,394)† 102.5%		$842,035,140

Other assets and liabilities, net (2.5%)		($20,726,638)

Total net assets 100.0%		$821,308,502

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 11-30-13. The value of securities on loan amounted to $19,929,656.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 11-30-13.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $854,815,473. Net unrealized depreciation aggregated $12,780,333, of which $69,899,336 related to appreciated investment securities and $82,679,669 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 11-30-13.

United States	45.3%
Canada	19.9%
United Kingdom	16.9%
Australia	8.6%
Chile	2.4%
Japan	2.3%
Brazil	1.0%
Portugal	0.8%
Bermuda	0.7%
Mongolia	0.7%
Other Countries	1.4%

Total	100.0%

3

Natural Resources Fund
As of 11-30-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE.

Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/13	Price	Inputs	Inputs
Common Stocks
Energy	$429,404,742	$335,053,959	$94,350,783	—
Industrials	17,040,966	5,727,419	11,313,547	—
Information Technology	5,315,545	5,315,545	—	—
Materials	302,376,977	175,661,974	126,715,003	—
Utilities	18,216,647	18,216,647	—	—
Securities Lending Collateral	20,754,263	20,754,263	—	—
Short-Term Investments	48,926,000	—	48,926,000	—

Total Investments in Securities	$842,035,140	$560,729,807	$281,305,333	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to

4

Natural Resources Fund
As of 11-30-13 (Unaudited)

pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Natural Resources Fund.

354Q1 11/13
1/14

John Hancock
INVESTMENTS

John Hancock Strategic Income Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 41.0%					$1,695,514,673

(Cost $1,672,593,995)

Consumer Discretionary 8.2%					340,559,339

Auto Components 1.0%
American Axle & Manufacturing, Inc.	6.625	10/15/22		11,250,000	11,896,875
Lear Corp.	8.125	03/15/20		3,222,000	3,560,310
Tenneco, Inc.	6.875	12/15/20		2,745,000	3,005,775
The Goodyear Tire & Rubber Company	7.000	05/15/22		18,125,000	19,529,688
The Goodyear Tire & Rubber Company	8.750	08/15/20		1,905,000	2,224,088

Automobiles 1.3%
Chrysler Group LLC	8.250	06/15/21		1,805,000	2,053,188
Ford Motor Company	4.750	01/15/43		17,080,000	15,262,381
Ford Motor Company	6.625	10/01/28		6,849,000	7,774,930
Ford Motor Company	7.450	07/16/31		3,509,000	4,280,896
Ford Motor Credit Company LLC	4.250	02/03/17		6,080,000	6,576,548
General Motors Financial Company, Inc. (S)	3.250	05/15/18		4,915,000	4,927,288
General Motors Financial Company, Inc. (S)	4.250	05/15/23		16,525,000	15,740,063

Distributors 0.4%
Ferrellgas LP (S)	6.750	01/15/22		9,913,000	10,086,478
Svensk Exportkredit AB	7.625	06/30/14	NZD	6,175,000	5,144,745

Hotels, Restaurants & Leisure 0.2%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	7,730,000	3,162,536
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20		424,000	415,520
MGM Resorts International	8.625	02/01/19		3,310,000	3,897,525

Household Durables 0.2%
Beazer Homes USA, Inc.	6.625	04/15/18		1,480,000	1,591,000
Meritage Homes Corp.	7.000	04/01/22		2,975,000	3,146,015
Standard Pacific Corp.	8.375	05/15/18		2,020,000	2,353,300
Standard Pacific Corp.	8.375	01/15/21		1,385,000	1,592,750

Internet & Catalog Retail 0.2%
QVC, Inc.	5.950	03/15/43		9,460,000	8,371,968

Media 4.0%
AMC Entertainment, Inc.	8.750	06/01/19		12,570,000	13,449,900
Cablevision Systems Corp.	8.000	04/15/20		9,565,000	10,664,975
Cablevision Systems Corp.	8.625	09/15/17		3,325,000	3,848,688
CCO Holdings LLC	5.750	01/15/24		13,787,000	12,994,248
CCO Holdings LLC	7.000	01/15/19		12,715,000	13,430,219
Cinemark USA, Inc.	4.875	06/01/23		11,565,000	10,842,188
Cinemark USA, Inc.	7.375	06/15/21		3,234,000	3,533,145
DISH DBS Corp.	5.000	03/15/23		9,330,000	8,886,825
DISH DBS Corp.	7.875	09/01/19		19,105,000	22,114,038
Grupo Televisa SAB	7.250	05/14/43	MXN	57,630,000	3,537,704
Lamar Media Corp.	5.000	05/01/23		4,985,000	4,760,675
Quebecor Media, Inc.	7.375	01/15/21	CAD	985,000	1,000,018
Regal Entertainment Group	9.125	08/15/18		889,000	971,233
Shaw Communications, Inc.	5.500	12/07/20	CAD	1,580,000	1,640,461
Shaw Communications, Inc.	5.700	03/02/17	CAD	610,000	629,743
Shaw Communications, Inc.	6.500	06/02/14	CAD	1,225,000	1,177,651
Sirius XM Radio, Inc. (S)	4.625	05/15/23		8,870,000	7,916,475
Sirius XM Radio, Inc. (S)	5.250	08/15/22		2,975,000	3,012,188
Sirius XM Radio, Inc. (S)	5.875	10/01/20		10,945,000	11,287,031

1

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Consumer Discretionary (continued)

Univision Communications, Inc. (S)	6.750	09/15/22		10,075,000	$11,082,500
Videotron, Ltd. (S)	7.125	01/15/20	CAD	1,780,000	1,805,095
Videotron, Ltd.	7.125	01/15/20	CAD	290,000	294,763
Virgin Media Secured Finance PLC	5.250	01/15/21		1,260,000	1,287,653
WMG Acquisition Corp.	11.500	10/01/18		13,580,000	15,718,850

Multiline Retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08/15/36		4,429,000	5,006,927

Specialty Retail 0.7%
L Brands, Inc.	5.625	10/15/23		13,940,000	14,218,800
New Look Bondco I PLC (S)	8.375	05/14/18		5,075,000	5,239,938
New Look Bondco I PLC (S)	8.750	05/14/18	GBP	4,430,000	7,620,309
Toys R Us Property Company II LLC	8.500	12/01/17		1,715,000	1,777,169
Toys R Us, Inc.	10.375	08/15/17		340,000	321,300

Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.	7.375	05/15/20		3,565,000	3,894,763

Consumer Staples 2.1%					87,741,829

Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	9.750	11/17/15	BRL	7,218,000	3,061,292
Constellation Brands, Inc.	3.750	05/01/21		300,000	282,750
Corporacion Lindley SA (S)	6.750	11/23/21		2,745,000	2,937,150

Commercial Services & Supplies 0.1%
ARAMARK Corp. (S)	5.750	03/15/20		2,355,000	2,455,088

Food & Staples Retailing 0.4%
Hawk Acquisition Sub, Inc. (S)	4.250	10/15/20		14,475,000	13,932,188
Sun Merger Sub, Inc. (S)	5.875	08/01/21		4,215,000	4,362,525

Food Products 0.6%
B&G Foods, Inc.	4.625	06/01/21		15,485,000	14,788,175
Corporacion Pesquera Inca SAC (S)	9.000	02/10/17		2,110,000	2,083,625
JBS Investments GmbH (S)	7.750	10/28/20		3,520,000	3,537,600
Marfrig Holding Europe BV (S)	8.375	05/09/18		1,459,000	1,353,223
TreeHouse Foods, Inc.	7.750	03/01/18		2,005,000	2,110,263

Household Products 0.4%
Harbinger Group, Inc. (S)	7.875	07/15/19		17,020,000	18,253,950

Tobacco 0.4%
Alliance One International, Inc. (S)	9.875	07/15/21		20,200,000	18,584,000

Energy 4.0%					165,817,739

Energy Equipment & Services 0.6%
Calfrac Holdings LP (S)	7.500	12/01/20		3,830,000	3,877,875
Exterran Partners LP (S)	6.000	04/01/21		4,770,000	4,746,150
Inkia Energy, Ltd. (S)	8.375	04/04/21		6,790,000	7,350,175
PHI, Inc.	8.625	10/15/18		4,528,000	4,867,600
Trinidad Drilling, Ltd. (S)	7.875	01/15/19		1,575,000	1,673,438
Weatherford International, Ltd.	9.625	03/01/19		800,000	1,035,293

Gas Utilities 0.2%
DCP Midstream LLC (5.850% to 05/21/2023, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43		8,870,000	8,238,013

2

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy (continued)

Oil, Gas & Consumable Fuels 3.2%
Arch Coal, Inc.	7.000	06/15/19		2,640,000	$2,019,600
Arch Coal, Inc.	7.250	06/15/21		9,120,000	6,885,600
Bill Barrett Corp.	7.000	10/15/22		7,555,000	7,724,988
Carrizo Oil & Gas, Inc.	7.500	09/15/20		3,415,000	3,739,425
CNOOC Finance 2013, Ltd.	3.000	05/09/23		9,975,000	9,089,799
Ecopetrol SA	4.250	09/18/18		1,535,000	1,596,400
Ecopetrol SA	5.875	09/18/23		4,480,000	4,737,600
EP Energy LLC	7.750	09/01/22		6,040,000	6,795,000
EP Energy LLC	9.375	05/01/20		18,583,000	21,370,450
MarkWest Energy Partners LP	6.500	08/15/21		2,165,000	2,338,200
Niska Gas Storage US LLC	8.875	03/15/18		3,905,000	4,090,488
Pertamina Persero PT (S)	5.250	05/23/21		2,410,000	2,298,538
Pertamina Persero PT (S)	6.500	05/27/41		1,730,000	1,470,500
Petrobras Global Finance BV	4.375	05/20/23		16,465,000	14,957,777
Petrobras International Finance Company	5.375	01/27/21		3,940,000	3,950,993
Petroleos Mexicanos	6.000	03/05/20		2,120,000	2,345,250
Sabine Pass Liquefaction LLC (S)	5.625	02/01/21		2,405,000	2,374,938
Sabine Pass Liquefaction LLC (S)	5.625	04/15/23		11,600,000	10,991,000
Samson Investment Company (S)	10.500	02/15/20		7,700,000	8,325,625
SandRidge Energy, Inc.	7.500	02/15/23		7,115,000	7,257,300
SM Energy Company (S)	5.000	01/15/24		8,890,000	8,578,850
Valero Energy Corp.	6.125	02/01/20		485,000	555,061
Williams Partners LP	7.250	02/01/17		460,000	535,813

Financials 13.7%					567,316,227

Capital Markets 0.1%
Hongkong Land Treasury Services (Singapore) Pte, Ltd.	3.860	12/29/17	SGD	2,500,000	2,123,176
Temasek Financial I, Ltd.	3.265	02/19/20	SGD	5,250,000	4,422,668

Commercial Banks 3.2%
ANZ National International, Ltd.	2.950	07/27/15	SGD	2,750,000	2,253,913
Asian Development Bank	3.250	07/20/17	NZD	11,400,000	8,900,800
Banco Safra SA (S)	10.250	08/08/16	BRL	3,326,000	1,353,625
Banco Votorantim SA (S)	6.250	05/16/16	BRL	7,675,000	3,640,598
Bancolombia SA	5.950	06/03/21		4,695,000	4,847,588
BBVA Bancomer SA (S)	6.500	03/10/21		3,995,000	4,194,750
DBS Bank, Ltd. (S)	6.890	12/23/13	IDR	86,000,000,000	7,124,287
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month
LIBOR + 3.033%) (Q)	5.100	06/20/23		14,730,000	13,036,050
First Niagara Financial Group, Inc.	7.250	12/15/21		14,175,000	16,573,226
First Tennessee Bank NA	5.050	01/15/15		508,000	527,997
International Finance Corp.	3.875	02/26/18	NZD	12,705,000	9,991,409
National Australia Bank, Ltd.	6.000	02/15/17	AUD	5,795,000	5,610,737
Northgroup Preferred Capital Corp. (6.378% to 10/15/2017
then 3 month LIBOR + 1.173%) (Q)(S)	6.378	10/15/17		9,485,000	9,693,670
PNC Financial Services Group, Inc. (P)(Q)	4.459	01/21/14		4,140,000	4,140,000
Regions Bank	6.450	06/26/37		1,250,000	1,305,616
Regions Financial Corp.	7.375	12/10/37		3,970,000	4,286,211
Synovus Financial Corp.	5.125	06/15/17		10,730,000	11,051,900
Synovus Financial Corp.	7.875	02/15/19		4,915,000	5,590,813
The Royal Bank of Scotland PLC (P)	1.849	03/31/14	SGD	7,500,000	5,917,968
Westpac Banking Corp.	7.250	02/11/20	AUD	5,300,000	5,421,998

3

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

Zions Bancorporation (5.800% to 06/15/2023, then 3 month
LIBOR + 3.800%) (Q)	5.800	06/15/23		8,290,000	$7,419,550

Diversified Financial Services 7.1%
Banco Continental SA (7.375% to 10/07/2020, then 3 month
LIBOR + 6.802%) (S)	7.375	10/07/40		1,625,000	1,727,843
Banco Santander Brasil SA (S)	8.000	03/18/16	BRL	7,060,000	2,820,371
Bank of America Corp. (8.000% to 01/30/2018, then 3 month
LIBOR + 3.630%)	8.000	07/29/49		6,620,000	7,315,100
Citigroup, Inc.	6.250	06/29/17	NZD	8,565,000	7,156,080
Citigroup, Inc. (5.900% to 02/15/2023, then 3 month LIBOR +
4.230%) (Q)	5.900	02/15/23		12,670,000	11,909,800
Citigroup, Inc. (5.950% to 01/30/2023, then 3 month LIBOR +
4.069%) (Q)	5.950	01/30/23		12,410,000	11,587,838
Corporacion Andina de Fomento	3.750	01/15/16		2,210,000	2,304,937
EUROFIMA	6.000	01/28/14	AUD	8,090,000	7,398,461
European Investment Bank	4.250	02/04/15	NOK	70,100,000	11,769,217
European Investment Bank	5.375	05/20/14	AUD	13,665,000	12,586,414
European Investment Bank (S)	6.000	01/25/16	BRL	12,000,000	4,788,176
European Investment Bank	6.500	09/10/14	NZD	3,920,000	3,261,515
Forethought Financial Group, Inc. (S)	8.625	04/15/21		3,000,000	3,304,215
General Electric Capital Australia Funding Pty, Ltd.	6.750	02/18/14	AUD	2,200,000	2,017,636
General Electric Capital Australia Funding Pty, Ltd.	7.000	10/08/15	AUD	5,300,000	5,122,909
General Electric Capital Corp.	4.250	01/17/18	NZD	5,515,000	4,360,637
General Electric Capital Corp.	4.875	04/05/16	SEK	41,000,000	6,674,311
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22		12,650,000	14,073,125
General Electric Capital Corp., Series A	7.625	12/10/14	NZD	14,055,000	11,855,185
Gruposura Finance (S)	5.700	05/18/21		3,775,000	3,878,813
ING US, Inc. (5.650% to 05/15/2023, then 3 month LIBOR +
3.580%)	5.650	05/15/53		17,130,000	16,696,611
Inter-American Development Bank	5.375	05/27/14	AUD	12,537,000	11,556,509
Intercorp Retail Trust (S)	8.875	11/14/18		3,010,000	3,160,500
International Bank for Reconstruction & Development	2.125	05/29/17	NOK	31,200,000	5,106,058
International Bank for Reconstruction & Development	3.500	01/24/18	AUD	8,355,000	7,535,980
International Bank for Reconstruction & Development	4.500	08/16/16	NZD	16,555,000	13,576,670
International Bank for Reconstruction & Development	5.375	12/15/14	NZD	7,930,000	6,578,550
JPMorgan Chase & Company	4.250	11/02/18	NZD	11,405,000	8,768,133
KFW	4.000	12/15/14	NOK	39,250,000	6,551,970
KFW	5.750	05/13/15	AUD	15,350,000	14,553,325
KFW	6.000	01/19/16	AUD	10,200,000	9,844,643
KFW	6.000	08/20/20	AUD	18,700,000	18,411,585
Leucadia National Corp.	5.500	10/18/23		8,925,000	8,994,499
Merrill Lynch & Company, Inc. (P)	1.014	09/15/26		26,395,000	22,874,197
Moody's Corp.	4.500	09/01/22		985,000	981,678
SPL Logistics Escrow LLC (S)	8.875	08/01/20		2,415,000	2,565,938

Insurance 2.3%
American International Group, Inc. (8.175% to 05/15/2038,
then 3 month LIBOR + 4.195%)	8.175	05/15/58		32,505,000	39,022,253
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67		10,265,000	9,957,050
MetLife, Inc.	6.400	12/15/36		5,295,000	5,427,375
Prudential Financial, Inc. (5.875% to 09/01/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42		5,630,000	5,686,300

4

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)	8.300	10/15/37		1,095,000	$1,141,538
The Allstate Corp. (6.125% TO 5-15-17, then 3 month LIBOR
+ 1.935%)	6.125	05/15/37		19,960,000	20,758,400
The Allstate Corp. (6.500% to 5-15-37, then 3 month LIBOR
+ 2.120%)	6.500	05/15/57		605,000	629,200
XL Group PLC, Series E (6.500% to 04/15/2017, then 3
month LIBOR + 2.458%) (Q)	6.500	04/15/17		12,643,000	12,390,140

Real Estate Investment Trusts 0.3%
Corrections Corp. of America	4.125	04/01/20		7,610,000	7,438,775
DDR Corp.	4.625	07/15/22		375,000	387,579
Host Hotels & Resorts LP	5.250	03/15/22		4,975,000	5,208,243

Real Estate Management & Development 0.4%
CapitaMalls Asia Treasury, Ltd.	3.950	08/24/17	SGD	7,750,000	6,490,206
Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18		1,190,000	1,328,338
Realogy Corp. (S)	7.625	01/15/20		585,000	653,738
Realogy Corp. (S)	7.875	02/15/19		3,055,000	3,337,588
Yanlord Land Group, Ltd. (S)	10.625	03/29/18		2,940,000	3,226,650

Thrifts & Mortgage Finance 0.3%
Nationstar Mortgage LLC	7.875	10/01/20		1,920,000	1,992,000
Nationstar Mortgage LLC	9.625	05/01/19		8,127,000	9,142,875

Health Care 2.4%					97,251,722

Biotechnology 0.1%
Grifols, Inc.	8.250	02/01/18		1,390,000	1,489,038

Health Care Providers & Services 1.9%
Community Health Systems, Inc.	7.125	07/15/20		2,170,000	2,245,950
Community Health Systems, Inc.	8.000	11/15/19		7,040,000	7,656,000
Envision Healthcare Corp.	8.125	06/01/19		650,000	704,438
HCA Holdings, Inc.	6.250	02/15/21		15,513,000	16,249,868
HCA, Inc.	7.500	02/15/22		13,685,000	15,224,563
HCA, Inc.	8.000	10/01/18		1,600,000	1,888,000
HCA, Inc.	8.500	04/15/19		4,475,000	4,782,656
LifePoint Hospitals, Inc. (S)	5.500	12/01/21		8,202,000	8,243,010
Tenet Healthcare Corp. (S)	4.375	10/01/21		17,886,000	16,812,840
WellCare Health Plans, Inc.	5.750	11/15/20		5,171,000	5,313,203

Pharmaceuticals 0.4%
AbbVie, Inc.	4.400	11/06/42		4,940,000	4,513,293
Endo Health Solutions, Inc.	7.250	01/15/22		3,945,000	4,270,463
Valeant Pharmaceuticals International, Inc. (S)	7.000	10/01/20		240,000	257,400
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21		6,910,000	7,601,000

Industrials 2.8%					114,818,239

Aerospace & Defense 0.2%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17		10,025,000	10,852,063

Airlines 0.6%
Air Canada (S)	6.750	10/01/19		2,830,000	2,936,125
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23		1,382,833	1,552,230
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22		1,947,610	2,191,062
TAM Capital 3, Inc. (S)	8.375	06/03/21		5,875,000	6,139,375
TAM Capital, Inc.	7.375	04/25/17		1,690,000	1,799,850

5

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

UAL 2009-1 Pass Through Trust	10.400	11/01/16	518,049	$585,395
UAL 2009-2A Pass Through Trust	9.750	01/15/17	1,031,139	1,172,921
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	1,959,348	2,111,197
US Airways 2012-1 Class B Pass Through Trust	8.000	10/01/19	6,219,487	6,903,631

Building Products 0.2%
Nortek, Inc.	8.500	04/15/21	1,740,000	1,922,700
Nortek, Inc.	10.000	12/01/18	4,160,000	4,586,400
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	330,000	367,125

Commercial Services & Supplies 0.3%
Covanta Holding Corp.	7.250	12/01/20	7,365,000	8,043,670
Garda World Security Corp. (S)	7.250	11/15/21	3,305,000	3,354,575
Iron Mountain, Inc.	5.750	08/15/24	370,000	345,950

Construction & Engineering 0.2%
Empresas ICA SAB de CV (S)	8.375	07/24/17	2,010,000	1,969,800
Tutor Perini Corp.	7.625	11/01/18	4,425,000	4,745,813

Electrical Equipment 0.1%
Coleman Cable, Inc.	9.000	02/15/18	2,550,000	2,690,250

Industrial Conglomerates 0.4%
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	4,480,000	4,160,800
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	8,405,000	8,152,850
Smiths Group PLC (S)	7.200	05/15/19	190,000	223,634
Tenedora Nemak SA de CV (S)	5.500	02/28/23	3,130,000	3,028,275

Machinery 0.0%
Volvo Treasury AB (S)	5.950	04/01/15	1,215,000	1,291,198

Marine 0.8%
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21	8,760,000	8,869,500
Navios Maritime Holdings, Inc. (S)	7.375	01/15/22	19,460,000	19,557,300
Navios Maritime Holdings, Inc.	8.125	02/15/19	2,740,000	2,794,800
Navios South American Logistics, Inc.	9.250	04/15/19	1,120,000	1,209,600

Trading Companies & Distributors 0.0%
Aircastle, Ltd.	6.750	04/15/17	555,000	616,050
Aircastle, Ltd.	7.625	04/15/20	570,000	644,100

Information Technology 0.5%				21,074,595

Communications Equipment 0.0%
Hughes Satellite Systems Corp.	7.625	06/15/21	475,000	523,688

Computers & Peripherals 0.1%
Seagate HDD Cayman	7.000	11/01/21	4,925,000	5,454,438

Internet Software & Services 0.1%
j2 Global, Inc.	8.000	08/01/20	1,790,000	1,928,725
Zayo Group LLC	8.125	01/01/20	2,575,000	2,838,938

IT Services 0.2%
Brightstar Corp. (S)	9.500	12/01/16	6,265,000	6,922,825

Software 0.1%
First Data Corp. (S)	8.875	08/15/20	3,065,000	3,405,981

Materials 3.4%				140,986,048

Chemicals 0.2%
PetroLogistics LP (S)	6.250	04/01/20	1,325,000	1,329,969

6

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

TPC Group, Inc. (S)	8.750	12/15/20		8,650,000	$9,136,563

Construction Materials 0.3%
Cemex Finance LLC (S)	9.375	10/12/22		2,720,000	3,012,400
China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16		2,505,000	2,605,200
Votorantim Cimentos SA (S)	7.250	04/05/41		7,010,000	6,694,550
Vulcan Materials Company	7.500	06/15/21		1,215,000	1,369,913

Containers & Packaging 1.2%
AEP Industries, Inc.	8.250	04/15/19		4,330,000	4,654,750
Ardagh Packaging Finance PLC (S)	7.375	10/15/17		9,385,000	10,088,875
Ball Corp.	4.000	11/15/23		14,085,000	12,641,288
Ball Corp.	6.750	09/15/20		12,455,000	13,544,813
Owens-Brockway Glass Container, Inc.	7.375	05/15/16		4,700,000	5,305,125
Sealed Air Corp. (S)	6.500	12/01/20		2,400,000	2,604,000

Metals & Mining 1.4%
APERAM (S)	7.750	04/01/18		1,690,000	1,744,925
ArcelorMittal	7.250	03/01/41		9,040,000	8,588,000
CSN Islands XI Corp. (S)	6.875	09/21/19		510,000	527,850
CSN Islands XII Corp. (Q)(S)	7.000	09/23/15		2,375,000	1,986,688
Essar Steel Algoma, Inc. (S)	9.375	03/15/15		4,068,000	3,956,130
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22		13,165,000	14,218,200
HudBay Minerals, Inc.	9.500	10/01/20		10,500,000	10,815,000
New Gold, Inc. (S)	6.250	11/15/22		2,755,000	2,706,788
Rio Tinto Finance USA, Ltd.	7.125	07/15/28		2,595,000	3,252,677
Rio Tinto Finance USA, Ltd.	9.000	05/01/19		1,540,000	2,025,802
SunCoke Energy, Inc.	7.625	08/01/19		5,085,000	5,479,088
Vale Overseas, Ltd.	4.625	09/15/20		2,005,000	2,043,291

Paper & Forest Products 0.3%
Mercer International, Inc.	9.500	12/01/17		2,795,000	3,060,525
Sappi Papier Holding GmbH (S)	7.500	06/15/32		6,715,000	5,237,700
Sappi Papier Holding GmbH (S)	7.750	07/15/17		1,565,000	1,701,938
Sappi Papier Holding GmbH (S)	8.375	06/15/19		600,000	654,000

Telecommunication Services 2.7%					112,200,313

Diversified Telecommunication Services 1.5%
American Tower Corp.	4.700	03/15/22		3,195,000	3,217,397
American Tower Corp.	7.000	10/15/17		4,452,000	5,183,139
Crown Castle Towers LLC (S)	4.883	08/15/20		5,791,000	6,152,017
Frontier Communications Corp.	7.125	03/15/19		1,045,000	1,144,275
Frontier Communications Corp.	7.125	01/15/23		10,420,000	10,680,500
Frontier Communications Corp.	9.250	07/01/21		1,815,000	2,132,625
GTP Acquisition Partners I LLC (S)	7.628	06/15/16		3,215,000	3,466,927
Satelites Mexicanos SA de CV	9.500	05/15/17		3,653,000	3,981,770
SingTel Group Treasury Pte, Ltd.	3.488	04/08/20	SGD	1,000,000	830,820
T-Mobile USA, Inc.	6.125	01/15/22		16,135,000	16,437,531
T-Mobile USA, Inc.	6.836	04/28/23		3,940,000	4,097,600
Verizon Communications, Inc. (P)	2.002	09/14/18		4,670,000	4,914,559
Wind Acquisition Finance SA (S)	7.250	02/15/18		1,635,000	1,716,750

Wireless Telecommunication Services 1.2%
ENTEL Chile SA (S)	4.875	10/30/24		14,460,000	14,158,625
MetroPCS Wireless, Inc. (S)	6.250	04/01/21		5,882,000	6,117,280
MetroPCS Wireless, Inc. (S)	6.625	04/01/23		3,450,000	3,553,500
Millicom International Cellular SA (S)	6.625	10/15/21		7,870,000	8,027,400

7

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Telecommunication Services (continued)

SBA Telecommunications, Inc.	5.750	07/15/20		3,495,000	$3,643,538
SBA Tower Trust (S)	5.101	04/17/17		4,191,000	4,526,397
SoftBank Corp. (S)	4.500	04/15/20		7,070,000	7,025,813
Sprint Communications, Inc. (S)	9.000	11/15/18		985,000	1,191,850

Utilities 1.2%					47,748,622

Electric Utilities 0.1%
Appalachian Power Company	5.000	06/01/17		900,000	992,468
Dubai Electricity & Water Authority (S)	7.375	10/21/20		3,365,000	3,937,050

Independent Power Producers & Energy Traders 1.0%
AES Corp.	4.875	05/15/23		13,345,000	12,577,663
Calpine Corp. (S)	6.000	01/15/22		5,920,000	6,082,800
Dynegy, Inc. (S)	5.875	06/01/23		9,745,000	9,160,300
GenOn Energy, Inc.	7.875	06/15/17		1,293,000	1,431,998
NRG Energy, Inc.	6.625	03/15/23		10,250,000	10,506,250

Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20		3,000,000	3,060,093

Foreign Government Obligations 24.1%					$997,101,672

(Cost $1,019,242,807)

Australia 1.9%					77,921,123

New South Wales Treasury Corp.	6.000	05/01/20	AUD	29,830,000	29,928,619
Queensland Treasury Corp.	6.000	10/21/15	AUD	27,105,000	26,050,850
Queensland Treasury Corp.	6.000	04/21/16	AUD	22,608,000	21,941,654

Bermuda 0.3%					13,813,099

Government of Bermuda (S)	4.854	02/06/24		13,960,000	13,813,099

Brazil 1.2%					50,323,123

Federative Republic of Brazil	8.500	01/05/24	BRL	27,545,000	10,413,821
Federative Republic of Brazil	10.000	01/01/21	BRL	38,265,000	15,077,467
Federative Republic of Brazil	10.250	01/10/28	BRL	24,952,000	10,475,725
Federative Republic of Brazil	12.500	01/05/16	BRL	31,915,000	14,356,110

Canada 1.1%					44,782,142

Export Development Canada	3.250	08/08/17	AUD	6,135,000	5,524,091
Government of Canada	2.750	09/01/16	CAD	3,000,000	2,939,692
Ontario School Boards Financing Corp., Series 01A2	6.250	10/19/16	CAD	3,815,000	4,041,161
Province of Ontario	1.650	09/27/19		7,065,000	6,884,616
Province of Ontario	3.150	12/15/17		4,115,000	4,417,444
Province of Ontario	6.250	06/16/15	NZD	12,870,000	10,832,159
Province of Ontario	6.250	09/29/20	AUD	5,965,000	5,837,137
Province of Quebec	6.750	11/09/15	NZD	5,060,000	4,305,842

Chile 0.1%					1,860,713

Republic of Chile	3.875	08/05/20		1,770,000	1,860,713

Indonesia 0.0%					1,463,963

Republic of Indonesia (S)	5.875	03/13/20		1,365,000	1,463,963

Ireland 2.4%					100,491,372

Government of Ireland	5.400	03/13/25	EUR	65,365,000	100,491,372

8

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Malaysia 2.0%					$82,057,426

Government of Malaysia	3.741	02/27/15	MYR	105,000,000	32,863,013
Government of Malaysia	3.835	08/12/15	MYR	69,750,000	21,905,547
Government of Malaysia	4.262	09/15/16	MYR	85,650,000	27,288,866

Mexico 1.4%					58,367,947

Government of Mexico	5.000	06/15/17	MXN	233,003,100	17,997,503
Government of Mexico	6.000	06/18/15	MXN	160,075,000	12,614,493
Government of Mexico	8.000	12/07/23	MXN	198,247,500	17,101,667
Government of Mexico	9.500	12/18/14	MXN	3,150,000	254,185
Government of Mexico
Bond	7.750	05/29/31	MXN	130,708,000	10,400,099

New Zealand 2.7%					110,849,586

Dominion of New Zealand	5.000	03/15/19	NZD	27,600,000	23,194,508
Dominion of New Zealand	6.000	04/15/15	NZD	14,495,000	12,238,629
Dominion of New Zealand	6.000	12/15/17	NZD	59,260,000	51,719,275
Dominion of New Zealand	6.000	05/15/21	NZD	26,800,000	23,697,174

Norway 1.1%					46,526,914

Government of Norway	4.500	05/22/19	NOK	191,128,000	34,812,476
Government of Norway	5.000	05/15/15	NOK	68,377,000	11,714,438

Peru 0.1%					1,988,438

Republic of Peru	7.350	07/21/25		1,575,000	1,988,438

Philippines 1.9%					79,486,271

Republic of Philippines	4.950	01/15/21	PHP	659,000,000	15,731,696
Republic of Philippines	5.875	12/16/20	PHP	321,278,240	8,537,003
Republic of Philippines	6.250	01/14/36	PHP	895,000,000	21,978,869
Republic of Philippines	6.500	04/28/21	PHP	711,400,000	19,663,665
Republic of Philippines	8.125	12/16/35	PHP	419,020,160	13,575,038

Singapore 2.2%					90,783,086

Republic of Singapore	2.375	04/01/17	SGD	36,300,000	30,767,913
Republic of Singapore	2.500	06/01/19	SGD	10,700,000	9,053,214
Republic of Singapore	2.875	07/01/15	SGD	27,350,000	22,667,164
Republic of Singapore	3.250	09/01/20	SGD	32,710,000	28,294,795

South Korea 2.4%					97,274,197

Korea Development Bank	4.375	08/10/15		485,000	511,977
Korea Treasury Bond Coupon Strips	3.824	09/10/18	KRW	654,810,000	526,723
Korea Treasury Bond Coupon Strips	3.890	03/10/18	KRW	654,810,000	537,682
Korea Treasury Bond Coupon Strips	3.973	09/10/17	KRW	654,810,000	547,912
Korea Treasury Bond Coupon Strips	4.066	03/10/17	KRW	654,810,000	558,418
Korea Treasury Bond Coupon Strips	4.185	09/10/16	KRW	654,810,000	568,919
Korea Treasury Bond Coupon Strips	4.332	03/10/16	KRW	654,810,000	578,862
Korea Treasury Bond Coupon Strips	4.518	09/10/15	KRW	654,810,000	588,559
Korea Treasury Bond Coupon Strips	4.763	03/10/15	KRW	654,810,000	597,625
Korea Treasury Bond Coupon Strips	5.101	09/10/14	KRW	654,810,000	606,355
Korea Treasury Bond Coupon Strips	5.613	03/10/14	KRW	654,810,000	614,520
Korea Treasury Bond Principal Strips, PO	3.823	09/10/18	KRW	22,776,000,000	18,320,788
Republic of Korea	3.250	06/10/15	KRW	19,800,000,000	18,825,248
Republic of Korea	3.500	06/10/14	KRW	5,150,000,000	4,888,588

9

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

South Korea (continued)

Republic of Korea	3.500	03/10/17	KRW	32,200,000,000	$30,746,725
Republic of Korea	4.000	03/10/16	KRW	18,900,000,000	18,255,296

Sweden 1.7%					70,392,054

Kingdom of Sweden	3.750	08/12/17	SEK	162,735,000	27,002,496
Kingdom of Sweden	4.500	08/12/15	SEK	150,095,000	24,265,353
Kingdom of Sweden	5.000	12/01/20	SEK	67,615,000	12,396,625
Svensk Exportkredit AB	7.625	06/30/14	NZD	8,075,000	6,727,580

Thailand 1.6%					66,935,337

Bank of Thailand	3.200	10/22/14	THB	1,036,250,000	32,501,363
Kingdom of Thailand	3.250	06/16/17	THB	1,100,000,000	34,433,974

Turkey 0.0%					1,784,881

Republic of Turkey	6.750	05/30/40		1,735,000	1,784,881

Capital Preferred Securities 2.5%				$101,543,758

(Cost $103,382,241)

Financials 2.5%					101,543,758

Commercial Banks 1.9%
Cullen/Frost Capital Trust II (P)	1.789	03/01/34		3,479,000	3,000,255
First Midwest Capital Trust I, Series B	6.950	12/01/33		6,309,000	6,498,270
First Tennessee Capital II	6.300	04/15/34		2,879,000	2,807,025
HSBC Finance Capital Trust IX (5.911% to 11/30/2015, then
3 month LIBOR + 1.926%)	5.911	11/30/35		10,258,000	10,642,675
M&T Capital Trust I	8.234	02/01/27		1,335,000	1,356,539
M&T Capital Trust III	9.250	02/01/27		480,000	490,200
PNC Financial Services Group, Inc. (6.750% to 08/01/2021,
then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21		7,370,000	7,720,075
SunTrust Preferred Capital I (P)(Q)	4.000	01/21/14		9,340,000	7,191,800
USB Capital IX (P)(Q)	3.500	01/21/14		18,244,000	14,230,320
Wachovia Capital Trust III (P)(Q)	5.570	01/21/14		27,585,000	25,670,601

Diversified Financial Services 0.6%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	01/03/14		19,065,000	14,489,400
JPMorgan Chase Capital XXIII (P)	1.241	05/15/47		10,046,000	7,446,598

Convertible Bonds 2.8%				$116,263,328

(Cost $99,432,081)

Consumer Discretionary 1.2%					51,777,000

Automobiles 0.7%
Ford Motor Company	4.250	11/15/16		13,765,000	27,848,316

Household Durables 0.1%
Lennar Corp. (S)	2.750	12/15/20		2,500,000	4,253,125

Internet & Catalog Retail 0.1%
Liberty Interactive LLC (S)	0.750	03/30/43		3,700,000	4,620,375

Media 0.3%
Liberty Media Corp. (S)	1.375	10/15/23		3,300,000	3,419,625

10

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value
Consumer Discretionary (continued)

XM Satellite Radio, Inc. (S)	7.000	12/01/14		5,549,000	$11,635,559

Financials 0.7%					27,881,337

Capital Markets 0.1%
Ares Capital Corp. (S)	5.750	02/01/16		3,550,000	3,834,000

Real Estate Investment Trusts 0.5%
Colony Financial, Inc.	5.000	04/15/23		5,770,000	5,950,313
Dundee International	5.500	07/31/18	CAD	1,095,000	1,025,387
Redwood Trust, Inc.	4.625	04/15/18		885,000	909,891
Starwood Property Trust, Inc.	4.000	01/15/19		8,650,000	9,552,844
Transglobe Apartment (S)	5.400	09/30/18	CAD	1,370,000	1,379,864

Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.	2.000	04/01/20		3,895,000	5,229,038

Health Care 0.2%					8,477,233

Health Care Equipment & Supplies 0.0%
Teleflex, Inc.	3.875	08/01/17		690,000	1,135,913

Health Care Providers & Services 0.2%
WellPoint, Inc.	2.750	10/15/42		5,344,000	7,341,320

Industrials 0.5%					19,424,945

Airlines 0.3%
United Continental Holdings, Inc.	4.500	06/30/21		10,750,000	12,907,095

Trading Companies & Distributors 0.2%
Air Lease Corp.	3.875	12/01/18		4,880,000	6,517,850

Information Technology 0.2%					8,702,813

Internet Software & Services 0.2%
Equinix, Inc.	3.000	10/15/14		5,175,000	7,406,719

Software 0.0%
Electronic Arts, Inc.	0.750	07/15/16		1,250,000	1,296,094

Municipal Bonds 0.0%					$485,525

(Cost $484,800)

California 0.0%					485,525

City of Long Beach (California)	7.282	11/01/30		480,000	485,525

Term Loans (M) 11.4%					$472,927,885

(Cost $472,140,803)

Consumer Discretionary 1.9%					77,707,481

Diversified Consumer Services 0.1%
Pacific Industrial Services BidCo Pty, Ltd.	5.000	10/02/18		2,555,000	2,580,550

Hotels, Restaurants & Leisure 0.4%
CCM Merger, Inc.	5.000	03/01/17		813,025	817,345
Hilton Worldwide Finance LLC	4.000	10/26/20		11,456,118	11,491,919
Las Vegas Sands LLC	2.670	11/23/16		1,635,181	1,634,499
Travelport LLC	6.250	06/26/19		2,106,864	2,152,295

11

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

Media 0.7%
Clear Channel Communications, Inc.	3.814	01/29/16	3,814,387	$3,685,121
Clear Channel Communications, Inc.	6.914	01/30/19	11,630,802	10,998,378
Mood Media Corp.	7.000	05/07/18	1,050,958	1,050,958
Univision Communications, Inc.	4.500	03/02/20	4,124,275	4,138,269
Virgin Media Investment Holdings, Ltd.	3.500	06/08/20	8,910,000	8,912,228

Multiline Retail 0.4%
Hudson's Bay Company	4.750	11/04/20	16,875,000	17,085,938

Specialty Retail 0.2%
Toys R Us Property Company I LLC	6.000	08/21/19	10,450,000	10,152,175

Textiles, Apparel & Luxury Goods 0.1%
Burlington Coat Factory Warehouse Corp.	4.250	02/23/17	2,995,635	3,007,806

Consumer Staples 1.0%				41,348,391

Food & Staples Retailing 0.3%
Rite Aid Corp.	5.750	08/21/20	1,035,000	1,061,522
SUPERVALU, Inc.	5.000	03/21/19	11,343,866	11,391,726

Food Products 0.3%
Del Monte Corp.	4.000	03/08/18	8,277,057	8,280,434
HJ Heinz Company	3.500	06/05/20	3,562,138	3,584,401

Household Products 0.4%
The Sun Products Corp.	5.500	03/23/20	16,471,101	15,421,068

Personal Products 0.0%
Revlon Consumer Products Corp.	4.000	11/20/17	1,599,245	1,609,240

Energy 0.5%				22,671,083

Energy Equipment & Services 0.2%
Offshore Group Investment, Ltd.	6.250	10/26/17	7,419,250	7,447,072

Oil, Gas & Consumable Fuels 0.3%
Arch Coal, Inc.	5.750	05/16/18	9,193,015	8,967,787
Fieldwood Energy LLC	8.375	09/30/20	6,140,000	6,256,224

Financials 2.6%				106,483,363

Capital Markets 0.5%
Walter Investment Management Corp.	5.750	11/28/17	21,070,321	21,217,813

Diversified Financial Services 1.3%
Carestream Health, Inc.	5.000	06/07/19	27,393,625	27,676,135
Carestream Health, Inc.	9.500	06/07/19	14,840,000	14,938,938
Ocwen Loan Servicing LLC	5.000	02/15/18	6,958,144	7,027,726
Springleaf Financial Funding Company	4.750	09/25/19	1,727,588	1,744,864

Insurance 0.4%
HUB International, Ltd.	4.750	10/02/20	17,645,000	17,832,478

Real Estate Investment Trusts 0.4%
iStar Financial, Inc.	4.500	10/16/17	15,970,539	16,045,409

Health Care 1.1%				44,898,815

Biotechnology 0.1%
Aptalis Pharma, Inc.	6.000	09/18/20	3,354,810	3,382,068

12

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Health Care (continued)

Health Care Equipment & Supplies 0.1%
Biomet, Inc.	3.687	07/25/17	4,180,588	$4,211,942

Health Care Providers & Services 0.6%
Catalent Pharma Solutions, Inc.	3.664	09/15/16	2,666,496	2,674,274
Catalent Pharma Solutions, Inc.	4.250	09/15/17	5,486,677	5,509,995
MModal, Inc.	7.750	08/15/19	2,900,638	2,455,184
National Mentor Holdings, Inc.	6.500	02/09/17	5,628,046	5,656,186
One Call Medical, Inc. (T)		11/20/20	10,310,000	10,219,788

Life Sciences Tools & Services 0.1%
Patheon, Inc.	7.250	12/06/18	2,306,000	2,326,178

Pharmaceuticals 0.2%
Valeant Pharmaceuticals International, Inc.	4.500	08/05/20	8,375,633	8,463,200

Industrials 1.0%				41,679,132

Airlines 0.3%
Delta Air Lines, Inc.	3.500	04/20/17	4,888,235	4,894,345
US Airways, Inc.	4.250	05/23/19	6,990,000	7,006,224

Hotels, Restaurants & Leisure 0.3%
Four Seasons Holdings, Inc.	4.250	06/27/20	14,995,000	15,063,722

Road & Rail 0.1%
Swift Transportation Company LLC	4.000	12/21/17	2,326,047	2,340,003

Trading Companies & Distributors 0.3%
American Builders & Contractors Supply Company, Inc.	3.500	04/16/20	12,380,000	12,374,838

Information Technology 1.1%				48,109,705

Communications Equipment 0.3%
Alcatel-Lucent USA, Inc.	5.750	01/30/19	14,565,880	14,698,794

Electronic Equipment, Instruments & Components 0.3%
Dell International LLC	4.500	04/29/20	13,210,000	13,071,863

Software 0.5%
Aspect Software, Inc.	7.000	05/06/16	1,551,379	1,553,318
BMC Software Finance, Inc.	5.000	09/10/20	12,060,000	12,155,479
First Data Corp.	4.166	03/24/17	1,892,705	1,896,647
First Data Corp.	4.166	03/23/18	3,478,092	3,485,803
First Data Corp.	4.166	09/24/18	1,245,000	1,247,801

Materials 1.0%				40,879,412

Chemicals 0.2%
US Coatings Acquisition, Inc.	4.750	02/01/20	9,970,311	10,051,320

Construction Materials 0.3%
Apex Tool Group LLC	4.500	01/31/20	8,865,168	8,901,737
Doncasters Group, Ltd.	5.500	04/09/20	4,467,924	4,504,226

Containers & Packaging 0.3%
Berry Plastics Group, Inc.	3.500	02/07/20	8,695,681	8,668,507
Consolidated Container Company LLC	5.000	07/03/19	2,692,800	2,704,581

Metals & Mining 0.2%
FMG Resources August 2006 Pty, Ltd.	4.250	06/28/19	5,994,450	6,049,041

13

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Telecommunication Services 0.7%				$27,769,178

Diversified Telecommunication Services 0.5%
Crown Castle Operating Company	3.250	01/31/19	8,887,743	8,873,603
RentPath, Inc.	6.250	05/29/20	11,870,250	11,677,358

Wireless Telecommunication Services 0.2%
nTelos, Inc.	5.750	11/08/19	7,191,250	7,218,217

Utilities 0.5%				21,381,325

Electric Utilities 0.4%
La Frontera Generation LLC	4.500	09/30/20	17,337,029	17,477,893

Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc.	4.000	04/23/20	3,899,369	3,903,432

Collateralized Mortgage Obligations 5.7%				$236,877,937

(Cost $232,518,185)

Commercial & Residential 5.1%				213,073,628

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.735	04/25/35	3,415,128	3,345,975
American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.023	12/25/46	32,275,179	2,254,528
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.958	05/10/45	3,540,000	3,918,408
Series 2006-4, Class AM	5.675	07/10/46	6,875,000	7,570,179
Banc of America Funding Corp.
Series 2005-B, Class 3A1B (P)	0.478	04/20/35	11,604,131	10,793,002
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.758	01/25/35	3,673,026	3,642,327
Series 2005-2, Class A1 (P)	2.600	03/25/35	2,450,756	2,467,597
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.866	01/25/35	3,214,195	3,121,720
Series 2004-13, Class A1 (P)	0.906	11/25/34	5,963,108	5,839,564
Series 2004-8, Class 1A (P)	0.866	09/25/34	1,186,231	1,147,281
Series 2005-7, Class 11A1 (P)	0.706	08/25/35	2,547,284	2,331,363
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.711	02/25/37	2,023,995	2,027,417
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.993	12/10/49	3,930,000	4,467,270
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.111	09/19/44	22,745,413	1,359,618
Series 2005-AR2, Class X2 IO	2.996	03/19/45	35,982,017	3,022,540
Extended Stay America Trust
Series 2013-ESHM, Class M	7.625	12/05/19	3,390,000	3,434,928
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.018	07/10/38	5,674,000	6,225,626
GS Mortgage Securities Corp. II
Series 2013, Class KYO (P) (S)	3.769	11/08/29	7,310,000	7,282,902
GSR Mortgage Loan Trust
Series 2004-5, Class 2A1 (P)	2.765	05/25/34	7,316,773	7,212,758
Series 2005-AR6, Class 3A1 (P)	2.656	09/25/35	3,818,043	3,761,211
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.438	06/19/34	4,994,563	4,934,808
Series 2004-7, Class 4A (P)	2.679	11/19/34	6,129,254	6,107,765

14

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2005-2, Class IX IO	2.215	05/19/35	13,640,530	$836,193
Series 2005-9, Class 2A1A (P)	0.508	06/20/35	4,040,497	3,887,891
Series 2005-9, Class 2A1C IO	0.618	06/20/35	2,829,644	2,746,401
Series 2005-8, Class 1X IO	2.194	09/19/35	5,319,048	358,318
Series 2007-3, Class ES IO (S)	0.350	05/19/47	12,703,706	134,977
Series 2007-4, Class ES IO	0.350	07/19/47	13,791,735	146,537
Series 2007-6, Class ES IO (S)	0.342	08/19/37	10,640,814	113,059
Hilton USA Trust
Series 2013-HLF, Class EFL (S) (P)	3.919	11/05/30	5,735,000	5,746,233
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.035	10/25/36	17,843,849	1,139,781
Series 2005-AR18, Class 2X IO	1.672	10/25/36	17,705,751	615,852
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.410	12/15/44	4,175,000	4,511,117
Series 2006-LDP7, Class AM (P)	6.056	04/15/45	8,081,000	8,950,152
Series 2007-CB18, Class A4	5.440	06/12/47	4,160,000	4,598,880
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	5,120,000	5,663,560
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.157	12/25/34	2,486,447	2,474,853
Series 2005-A2, Class A2 (P)	2.553	02/25/35	3,626,435	3,618,304
Series 2006-3, Class 2A1 (P)	2.349	10/25/36	2,193,416	2,083,949
Series 2007-1, Class 2A1 (P)	2.680	01/25/37	10,815,719	10,714,213
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.489	01/12/44	5,425,000	5,805,743
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	2,985,000	3,260,590
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03/15/44	3,940,000	4,371,635
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.471	10/25/34	1,842,195	1,799,830
Series 2004-9, Class 1A (P)	5.690	11/25/34	2,487,439	2,413,895
Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.476	11/25/35	3,709,835	3,380,758
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.509	12/25/33	3,926,974	3,846,817
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.456	12/25/45	5,359,822	4,788,015
Series 2005-AR2, Class 2A1B (P)	0.536	01/25/45	6,438,166	5,791,362
Series 2005-AR2, Class 2A2B (P)	0.546	01/25/45	4,473,260	4,025,290
Series 2005-AR6, Class 2A1A (P)	0.396	04/25/45	1,983,678	1,865,393
Series 2005-AR8, Class 2AB2 (P)	0.586	07/25/45	5,038,057	4,692,728
Series 2005-AR8, Class 2AB3 (P)	0.526	07/25/45	3,640,402	3,372,017
Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P) (S)	3.668	04/16/35	5,873,000	4,530,973
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.615	12/25/34	4,478,400	4,519,525

U.S. Government Agency 0.6%				23,804,309

Federal Home Loan Mortgage Corp.
Series 291, Class IO	3.500	11/15/32	14,203,915	2,685,833
Series 292, Class IO	3.500	11/15/27	10,302,146	1,635,054
Series 296, Class IO	3.000	12/15/27	7,687,535	1,155,895
Series 304, Class C42 IO	4.000	12/15/27	17,547,401	2,586,627
Series 4077, Class IK IO	5.000	07/15/42	12,212,716	2,830,426

15

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

Series K705, Class X1 IO	1.899	09/25/18	23,243,315	$1,697,831
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11/25/37	13,639,522	2,364,307
Series 2013-39, Class KI IO	4.000	05/25/28	23,706,708	3,151,404
Series 402, Class 3 IO	4.000	11/25/39	1,155,865	225,924
Series 402, Class 4 IO	4.000	10/25/39	1,797,176	318,013
Series 402, Class 7 IO	4.500	11/25/39	2,661,873	496,391
Series 406, Class 3 IO	4.000	01/25/41	6,145,268	1,185,180
Series 407, Class 4 IO	4.500	03/25/41	9,686,454	1,471,424
Series 407, Class 7 IO	5.000	03/25/41	6,880,745	1,364,569
Series 407, Class 8 IO	5.000	03/25/41	3,418,350	635,431

Asset Backed Securities 1.0%				$43,440,401

(Cost $41,741,200)

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	22,172,450	22,548,229
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	14,168,063	15,341,433
Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.666	06/25/33	2,071,740	1,931,436
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	3,373,258	3,619,303

			Shares	Value

Common Stocks 1.8%				$76,500,455

(Cost $66,888,866)

Consumer Discretionary 0.2%				10,253,941

Auto Components 0.2%
Lear Corp.			1,146	95,015
TRW Automotive Holdings Corp. (I)			130,914	10,158,926

Media 0.0%
Vertis Holdings, Inc. (I)			110,794	0

Financials 1.6%				66,213,092

Commercial Banks 1.0%
PNC Financial Services Group, Inc.			144,725	11,136,589
SunTrust Banks, Inc.			328,570	11,904,091
Talmer Bancorp, Inc. (I)(S)			721,216	8,133,343
U.S. Bancorp			301,525	11,825,811

Consumer Finance 0.3%
Capital One Financial Corp.			168,445	12,065,715

Insurance 0.3%
MetLife, Inc.			205,012	10,699,576

Real Estate Investment Trusts 0.0%
Dundee International (I)			55,606	447,967

Materials 0.0%				33,422

Chemicals 0.0%
LyondellBasell Industries NV, Class A			33	2,547

16

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Materials (continued)

Containers & Packaging 0.0%
Rock-Tenn Company, Class A	327	$30,875

Preferred Securities 6.8%		$280,036,908

(Cost $276,588,665)

Consumer Discretionary 0.0%		291,484

Auto Components 0.0%
The Goodyear Tire & Rubber Company, 5.875%	1,750	110,110

Household Durables 0.0%
Beazer Homes USA, Inc., 7.500%	5,550	181,374

Financials 4.7%		193,092,074

Commercial Banks 3.0%
First Niagara Financial Group, Inc. (8.6250% to 12/15/17, then 3
month LIBOR + 7.3270%), 8.625%	173,250	4,920,300
First Tennessee Bank NA, 3.750% (S)	17,017	12,278,829
HSBC USA, Inc., 3.500%	354,999	6,780,481
Huntington Bancshares, Inc., 8.500%	10,050	12,813,750
M&T Bank Corp., Series A, 6.375%	11,955	10,406,828
Regions Financial Corp., 6.375%	366,170	8,154,606
SunTrust Banks, Inc., 4.000%	309,575	6,039,808
U.S. Bancorp, 3.500%	18,202	13,305,662
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%),
6.500%	425,675	11,382,550
United Community Banks, Inc., Series B (5.000% to 02/01/14, then
9.000% thereafter)	2,425	2,412,875
Webster Financial Corp., 6.400%	192,050	4,319,205
Wells Fargo & Company, Series L, 7.500%	11,535	12,991,294
Wintrust Financial Corp., 5.000%	855	1,044,703
Zions Bancorporation, 6.300%	185,279	4,446,696
Zions Bancorporation, 6.950%	185,190	4,861,238
Zions Bancorporation, 7.900%	295,750	8,091,720

Consumer Finance 0.1%
Discover Financial Services, 6.500%	216,550	5,052,112

Insurance 0.7%
Hartford Financial Services Group, Inc., 7.875%	333,100	9,669,893
MetLife, Inc., 5.000%	361,574	11,158,174
Reinsurance Group of America, Inc., 6.200%	240,935	6,054,697

Real Estate Investment Trusts 0.9%
FelCor Lodging Trust, Inc., Series A, 1.950%	153,623	3,717,677
Health Care REIT, Inc., 6.500%	88,350	4,762,065
Weyerhaeuser Company, 6.375%	518,550	28,426,911

Industrials 0.3%		12,566,300

Aerospace & Defense 0.3%
United Technologies Corp., 7.500%	162,985	10,652,700

Airlines 0.0%
Continental Airlines Finance Trust II, 6.000%	40,023	1,913,600

17

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

			Shares	Value

Materials 0.0%				$1,531,413

Metals & Mining 0.0%
ArcelorMittal, 6.000%			60,650	1,531,413

Telecommunication Services 0.3%				12,556,314

Diversified Telecommunication Services 0.3%
Crown Castle International Corp., 4.500%			81,957	8,236,679
Intelsat SA, 5.750%			75,360	4,319,635

Utilities 1.5%				59,999,323

Electric Utilities 0.8%
NextEra Energy, Inc., 5.799%			61,330	3,046,261
Nextera Energy, Inc., 5.889%			216,910	12,107,916
PPL Corp., 8.750%			331,950	17,536,919

Multi-Utilities 0.7%
CenterPoint Energy, Inc., 3.547%			189,635	9,892,196
Dominion Resources, Inc., 6.000%			318,450	17,416,031

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$8,225

(Cost $50)

Consumer Discretionary 0.0%				8,225

Lear Corp., Series B	8.750	12/01/16	940,000	8,225

			Shares	Value

Investment Companies 0.1%				$4,052,576

(Cost $5,096,897)

FII BTG Pactual Corporate Office Fund			68,748	4,052,576

Warrants 0.0%				$20,690

(Cost $0)

Lear Corp. (Expiration Date: 11-9-14; Strike Price: $0.005) (I)			128	20,690

Issuer			Notional par	Value

Purchased Options 0.2%				$8,145,841

(Cost $14,877,416)

Call Options 0.1%				6,101,972

Over the Counter Purchase Call on the USD vs. CAD (Expiration Date:
01/01/2014; Strike Price: $1.10; Counterparty: Morgan Stanley & Company) (I)			250,645,000	284,983
Over the Counter Purchase Call on the USD vs. CAD (Expiration Date:
05/01/2014; Strike Price: $1.07; Counterparty: RBC Dominion Securities, Inc.)
(I)			254,365,000	4,707,024
Over the Counter Purchase Call on the USD vs. CAD (Expiration Date:
09/02/2015; Strike Price: $1.30; Counterparty: Goldman Sachs and Company)
(I)			89,190,000	646,182
Over the Counter Purchase Call on the USD vs. JPY (Expiration Date:
12/01/2013; Strike Price: JPY 103.50; Counterparty: UBS Securities LLC) (I)			89,190,000	458,080
Over the Counter Purchase Call on the USD vs. JPY (Expiration Date:
12/01/2013; Strike Price: JPY 104.15; Counterparty: Citigroup Global Markets)
(I)			203,665,000	5,703

18

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

Issuer	Notional par	Value

Put Options 0.1%		$2,043,869

Over the Counter Purchase Put on the EUR vs GBP (Expiration Date:04/18/2014 ;
Strike Price: $0.85 ; Counterparty: Morgan Stanley Company, Inc.) (I)	66,900,000	1,278,653
Over the Counter Purchase Put on the EUR vs GBP (Expiration Date:05/13/2014 ;
Strike Price: $0.82 ; Counterparty: Morgan Stanley Company, Inc.) (I)	44,315,000	765,216

	Par value	Value

Short-Term Investments 0.9%		$37,998,854

(Cost $37,998,854)

Repurchase Agreement 0.9%		37,998,854

Barclays Tri-Party Repurchase Agreement dated 11-29-13 at 0.070%
to be repurchased at $37,881,221 on 12-2-13, collateralized by
$39,215,500 U.S. Treasury Notes, 0.750% due 3-31-18 (valued at
$38,638,886, including interest)	37,881,000	37,881,000
Repurchase Agreement with State Street Corp. dated 11-29-13 at
0.000% to be repurchased at $117,854 on 12-2-13, collateralized by
$130,000 Federal National Mortgage Association, 2.080% due 11-2-
22 (valued at $120,088, including interest)	117,854	117,854

Total investments (Cost $4,042,986,860)† 98.3%		$4,070,918,728

Other assets and liabilities, net 1.7%		$68,364,058

Total net assets 100.0%	$4,139,282,786

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
GBP	Pound Sterling	PHP	Philippines Peso
IDR	Indian Rupee	SEK	Swedish Krona
KRW	Korean Won	SGD	Singapore Dollar
MXN	Mexican Peso	THB	Thai Baht

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.

TBD To Be Determined

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

19

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $651,442,642 or 15.7% of the fund's net assets as of 11-30-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $4,061,174,930. Net unrealized appreciation aggregated $9,743,798, of which $151,616,329 related to appreciated investment securities and $141,872,531 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 11-30-13.

United States	65.1%
Australia	3.0%
Ireland	3.0%
Canada	2.9%
Singapore	2.8%
New Zealand	2.7%
South Korea	2.4%
Philippines	2.1%
Malaysia	2.0%
Sweden	1.9%
Mexico	1.8%
Brazil	1.8%
Thailand	1.6%
Other Countries	6.9%

Total	100.0%

20

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)
Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices.Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2013, by major security category or type:

21

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/13	Price	Inputs	Inputs
Corporate Bonds	$1,688,199,573	—	$1,681,075,286	$7,124,287
Foreign Government Obligations	997,101,672	—	997,101,672	—
Capital Preferred Securities	101,543,758	—	101,543,758	—
Convertible Bonds	116,263,328	—	116,263,328	—
Municipal Bonds	485,525	—	485,525	—
Term Loans	472,927,885	—	472,927,885	—
Collateralized Mortgage Obligations	236,877,937	—	236,483,364	394,573
Asset Backed Securities	43,440,401	—	43,440,401	—
Common Stocks	76,500,455	$68,367,112	—	8,133,343
Preferred Securities	287,352,008	252,494,705	32,444,428	2,412,875
Escrow Certificates	8,225	—	—	8,225
Investment Companies	4,052,576	4,052,576	—	—
Warrants	20,690	—	20,690	—
Purchased Options	8,145,841	—	8,145,841	—
Short-Term Investments	37,998,854	—	37,998,854	—

Total Investments in Securities	$4,070,918,728	$324,914,393	$3,727,931,032	$18,073,303
Other Financial Instruments
Futures	($237,316)	($237,316)	—	—
Forward Foreign Currency Contracts	$11,062,543	—	$11,062,543	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2013, the fund had $4,019,168 in unfunded loan commitments outstanding.

22

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended November 30, 2013, the fund used futures contracts to manage duration of the fund, gain exposure to foreign currency and substitute for securities purchase. The following table summarizes the contracts held at November 30, 2013.

	Number					Unrealized
	of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

U.S. Treasury 10-Year Note Futures	2,261	Short	Mar-2014	($283,502,370)	($283,472,875)	$29,495
U.S. Treasury Long Bond Futures	1,126	Short	Mar-2014	(146,957,689)	(147,224,500)	(266,811)

				($430,460,059)	($430,697,375)	($237,316)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at November 30, 2013.

23

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

								Net
					Contractual			Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counter Party	Date	Appreciation	Depreciation	(Depreciation)
AUD	59,750,000	CAD	59,057,497	Barclays Bank PLC Wholesale	12/4/2013	-	($1,194,221)	($1,194,221)
AUD	51,855,000	CAD	50,855,754	Deutsche Bank AG London	12/4/2013	-	(661,641)	(661,641)
AUD	219,170,000	CAD	210,867,634	Royal Bank of Canada	12/4/2013	$1,042,167	-	1,042,167
AUD	51,345,000	CAD	49,238,418	State Street Bank and Trust Company	12/4/2013	396,215	-	396,215
AUD	51,890,000	CAD	50,376,369	Bank of Montreal	2/12/2014	-	(311,550)	(311,550)
AUD	6,850,000	CAD	6,584,494	Royal Bank of Canada	2/12/2014	20,588	-	20,588
AUD	11,020,000	CAD	10,644,328	Toronto Dominion Bank	2/12/2014	-	(15,228)	(15,228)
AUD	71,871,481	USD	65,798,341	Barclays Bank PLC Wholesale	12/4/2013	-	(381,513)	(381,513)
CAD	188,303,730	AUD	193,475,000	Royal Bank of Canada	12/4/2013	1,110,638	-	1,110,638
CAD	49,833,139	AUD	51,515,000	State Street Bank and Trust Company	12/4/2013	8,736	-	8,736
CAD	52,583,589	GBP	31,095,000	Canadian Imperial Bank of Commerce	12/4/2013	-	(1,394,704)	(1,394,704)
CAD	68,300,751	GBP	40,380,000	Citibank N.A.	12/4/2013	-	(1,796,438)	(1,796,438)
CAD	203,868,832	GBP	121,685,000	Royal Bank of Canada	12/4/2013	-	(7,253,630)	(7,253,630)
CAD	67,962,390	GBP	40,420,000	Toronto Dominion Bank	12/4/2013	-	(2,180,316)	(2,180,316)
CAD	20,445,000	MXN	260,131,958	Bank of Nova Scotia	12/4/2013	-	(582,999)	(582,999)
CAD	28,294,129	NZD	32,790,000	Bank of Montreal	12/4/2013	-	(47,228)	(47,228)
CAD	8,026,685	NZD	9,655,000	Barclays Bank PLC Wholesale	12/4/2013	-	(300,475)	(300,475)
CAD	44,962,824	NZD	53,295,000	Canadian Imperial Bank of Commerce	12/4/2013	-	(1,041,227)	(1,041,227)
CAD	56,507,236	NZD	65,230,000	Deutsche Bank AG London	12/4/2013	114,018	-	114,018
CAD	69,934,399	NZD	81,235,000	J. Aron & Company	12/4/2013	-	(269,822)	(269,822)
CAD	143,127,683	NZD	165,615,000	Royal Bank of Canada	12/4/2013	-	(31,190)	(31,190)
CAD	58,915,179	NZD	67,630,000	State Street Bank and Trust Company	12/4/2013	427,716	-	427,716
CAD	41,922,794	NZD	48,120,000	Toronto Dominion Bank	12/4/2013	307,670	-	307,670
CAD	35,879,641	NZD	41,575,000	Royal Bank of Canada	2/12/2014	52,801	-	52,801
CAD	42,449,749	USD	40,890,000	Bank of Montreal	12/4/2013	-	(941,140)	(941,140)
CAD	796,458,873	USD	756,012,219	Royal Bank of Canada	12/4/2013	-	(6,476,005)	(6,476,005)
CAD	10,260,000	USD	9,927,431	UBS AG	12/4/2013	-	(271,890)	(271,890)
EUR	81,515,000	GBP	68,519,612	State Street Bank and Trust Company	12/4/2013	-	(1,355,220)	(1,355,220)
EUR	250,264,458	USD	337,031,145	Bank of Montreal	12/4/2013	3,028,260	-	3,028,260
EUR	60,795,000	USD	82,072,974	Deutsche Bank AG London	12/4/2013	535,287	-	535,287
EUR	51,800,000	USD	69,971,814	J. Aron & Company	12/4/2013	414,038	-	414,038
EUR	81,780,000	USD	109,449,445	UBS AG	12/4/2013	1,673,239	-	1,673,239
GBP	31,095,000	CAD	52,472,502	Canadian Imperial Bank of Commerce	12/4/2013	1,499,246	-	1,499,246
GBP	40,380,000	CAD	68,171,858	Citibank N.A.	12/4/2013	1,917,739	-	1,917,739
GBP	121,685,000	CAD	203,120,392	Royal Bank of Canada	12/4/2013	7,957,976	-	7,957,976
GBP	40,420,000	CAD	67,753,823	Toronto Dominion Bank	12/4/2013	2,376,596	-	2,376,596
GBP	103,552,080	EUR	122,435,000	State Street Bank and Trust Company	12/4/2013	3,076,326	-	3,076,326
GBP	2,894,667	USD	4,685,886	Bank of Montreal	12/4/2013	50,622	-	50,622
JPY	3,051,700,444	NZD	37,065,000	Canadian Imperial Bank of Commerce	12/4/2013	-	(363,177)	(363,177)
JPY	12,063,240,903	USD	122,210,000	J. Aron & Company	12/4/2013	-	(4,455,601)	(4,455,601)

24

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

								Net
					Contractual			Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counter Party	Date	Appreciation	Depreciation	(Depreciation)
JPY	8,036,087,235	USD	81,435,000	Toronto Dominion Bank	12/4/2013	-	($2,991,353)	($2,991,353)
MXN	263,311,155	CAD	20,445,000	Bank of Nova Scotia	12/4/2013	$825,271	-	825,271
MXN	764,213,180	USD	57,711,311	Bank of Nova Scotia	12/4/2013	525,977	-	525,977
MXN	767,392,378	USD	58,459,083	Bank of Nova Scotia	2/12/2014	-	(276,509)	(276,509)
NOK	457,964,324	USD	75,076,119	State Street Bank and Trust Company	12/4/2013	-	(331,666)	(331,666)
NZD	25,850,000	CAD	22,186,409	Bank of Montreal	12/4/2013	149,476	-	149,476
NZD	19,300,000	CAD	16,721,038	Canadian Imperial Bank of Commerce	12/4/2013	-	(35,519)	(35,519)
NZD	84,580,000	CAD	72,777,894	Deutsche Bank AG London	12/4/2013	314,984	-	314,984
NZD	96,870,000	CAD	83,217,335	Royal Bank of Canada	12/4/2013	488,402	-	488,402
NZD	91,990,000	CAD	79,856,257	State Street Bank and Trust Company	12/4/2013	-	(318,382)	(318,382)
NZD	61,740,000	CAD	53,568,644	Toronto Dominion Bank	12/4/2013	-	(187,641)	(187,641)
NZD	38,165,000	CAD	32,708,665	Royal Bank of Canada	2/12/2014	165,836	-	165,836
NZD	37,065,000	JPY	3,015,941,985	Canadian Imperial Bank of Commerce	12/4/2013	712,230	-	712,230
NZD	257,358,939	USD	209,490,176	Deutsche Bank AG London	12/4/2013	-	(130,496)	(130,496)
SEK	460,455,453	USD	69,397,958	HSBC Bank USA	12/4/2013	798,869	-	798,869
SGD	141,658,654	USD	113,280,705	State Street Bank and Trust Company	12/4/2013	-	(391,703)	(391,703)
USD	6,086,588	AUD	6,513,899	Bank of Montreal	12/4/2013	157,690	-	157,690
USD	172,567,151	AUD	188,011,342	Bank of Nova Scotia	12/4/2013	1,440,780	-	1,440,780
USD	5,796,380	AUD	6,124,080	Deutsche Bank AG London	12/4/2013	222,293	-	222,293
USD	7,760,242	AUD	8,352,159	Toronto Dominion Bank	12/4/2013	158,175	-	158,175
USD	65,493,606	AUD	71,871,481	Barclays Bank PLC Wholesale	2/12/2014	373,069	-	373,069
USD	40,890,000	CAD	42,319,106	Bank of Montreal	12/4/2013	1,064,087	-	1,064,087
USD	728,997,850	CAD	757,104,362	Royal Bank of Canada	12/4/2013	16,497,611	-	16,497,611
USD	40,870,000	CAD	42,423,060	Toronto Dominion Bank	12/4/2013	946,256	-	946,256
USD	754,654,772	CAD	796,458,873	Royal Bank of Canada	2/12/2014	6,399,317	-	6,399,317
USD	299,486,726	EUR	225,626,698	Barclays Bank PLC Wholesale	12/4/2013	-	(7,094,886)	(7,094,886)
USD	55,134,447	EUR	40,870,000	Deutsche Bank AG London	12/4/2013	-	(399,718)	(399,718)
USD	54,067,187	EUR	40,415,000	HSBC Bank USA	12/4/2013	-	(848,725)	(848,725)
USD	108,401,840	EUR	80,820,000	J. Aron & Company	12/4/2013	-	(1,416,394)	(1,416,394)
USD	21,208,882	EUR	15,987,760	Standard Chartered Bank	12/4/2013	-	(515,289)	(515,289)
USD	337,046,161	EUR	250,264,458	Bank of Montreal	2/12/2014	-	(3,031,550)	(3,031,550)
USD	59,545,602	GBP	37,927,135	Bank of Montreal	12/4/2013	-	(2,514,116)	(2,514,116)
USD	7,514,467	GBP	4,644,667	Bank of Montreal	2/12/2014	-	(81,549)	(81,549)
USD	80,386,637	JPY	8,003,976,853	Bank of Montreal	12/4/2013	2,256,433	-	2,256,433
USD	122,210,000	JPY	12,006,509,235	J. Aron & Company	12/4/2013	5,009,383	-	5,009,383
USD	1,231,815	JPY	124,600,507	State Street Bank and Trust Company	12/4/2013	15,536	-	15,536
USD	58,767,987	MXN	767,392,378	Bank of Nova Scotia	12/4/2013	288,426	-	288,426
USD	66,351,674	NOK	400,259,839	HSBC Bank USA	12/4/2013	1,025,183	-	1,025,183
USD	9,670,765	NOK	57,704,485	State Street Bank and Trust Company	12/4/2013	252,804	-	252,804
USD	74,877,264	NOK	457,964,324	State Street Bank and Trust Company	2/12/2014	325,916	-	325,916

25

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

								Net
					Contractual			Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counter Party	Date	Appreciation	Depreciation	(Depreciation)
USD	90,981,895	NZD	114,118,939	Bank of Nova Scotia	12/4/2013	-	($1,853,057)	($1,853,057)
USD	208,453,020	NZD	257,358,939	Deutsche Bank AG London	2/12/2014	$118,708	-	118,708
USD	70,136,319	SEK	460,455,453	HSBC Bank USA	12/4/2013	-	(60,508)	(60,508)
USD	69,296,129	SEK	460,455,453	HSBC Bank USA	2/12/2014	-	(802,457)	(802,457)
USD	111,631,025	SGD	141,658,654	UBS AG	12/4/2013	-	(1,257,977)	(1,257,977)
USD	113,281,610	SGD	141,658,654	State Street Bank and Trust Company	2/12/2014	384,663	-	384,663

						$66,927,253	($55,864,710)	$11,062,543

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadaian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended November 30, 2013, the fund used purchased options and wrote option contracts to manage against anticipated currency exchange rate changes. The following tables summarize the fund’s written options activities during the period ended November 30, 2013.

26

Strategic Income Opportunities Fund
As of 11-30-13 (Unaudited)

	Number of Contracts	Premiums Received

Outstanding, beginning of period	122,780,000	$827,732

Options written	160,855,000	627,093

Option closed	-	-

Options exercised	(160,855,000)	(627,093)

Options expired	(122,780,000)	(827,732)

Outstanding, end of period	-	-

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

27

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

356Q1 11/13
1/14

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.

John Hancock Investments

John Hancock Emerging Markets Debt Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

Emerging Markets Debt Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 61.2%				$129,224,281

(Cost $133,169,341)

Austria 1.0%				2,010,000

JBS Investments GmbH (S)	7.750	10/28/20	2,000,000	2,010,000

Bermuda 0.5%				1,089,240

Qtel International Finance, Ltd. (S)	3.250	02/21/23	1,200,000	1,089,240

Brazil 2.6%				5,471,349

Cielo SA (S)	3.750	11/16/22	900,000	805,500
Vale Overseas, Ltd.	6.875	11/21/36	2,600,000	2,660,349
Votorantim Cimentos SA	7.250	04/05/41	2,100,000	2,005,500

Cayman Islands 7.1%				15,045,630

Banco BTG Pactual SA/Cayman Islands (S)	4.000	01/16/20	1,200,000	1,074,000
Banco BTG Pactual SA/Cayman Islands	5.750	09/28/22	1,000,000	900,000
Banco do Brasil SA (S)	5.875	01/19/23	400,000	382,000
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT +
4.398%) (Q)	6.250	04/15/24	3,000,000	2,359,500
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	1,000,000	950,000
Cementos Progreso Trust (S)	7.125	11/06/23	2,000,000	2,015,000
Grupo Aval, Ltd.	4.750	09/26/22	500,000	458,250
Hutchison Whampoa International 12, Ltd. (6.000% to 5-7-
17, then 5 Year U.S. Treasury + 5.176%) (Q)	6.000	05/07/17	1,650,000	1,753,125
IPIC GMTN, Ltd. (S)	6.875	11/01/41	450,000	550,125
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21	1,202,500	1,220,538
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	1,465,000	1,421,050
Petrobras International Finance Company	5.375	01/27/21	1,180,000	1,183,292
Voto-Votorantim Overseas Trading Operations NV	6.625	09/25/19	700,000	778,750

Chile 1.6%				3,292,939

Corporacion Nacional del Cobre de Chile	5.625	09/21/35	1,500,000	1,492,278
Empresa Nacional del Petroleo	5.250	08/10/20	700,000	723,587
ENTEL Chile SA (S)	4.875	10/30/24	1,100,000	1,077,074

Colombia 2.6%				5,426,875

Ecopetrol SA	5.875	09/18/23	1,150,000	1,216,125
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23	1,500,000	1,361,250
Pacific Rubiales Energy Corp. (S)	5.375	01/26/19	1,000,000	1,000,000
Transportadora de Gas Internacional SA ESP (S)	5.700	03/20/22	1,800,000	1,849,500

Hong Kong 0.5%				1,035,046

CNOOC Finance 2012, Ltd. (S)	3.875	05/02/22	1,050,000	1,035,046

India 0.9%				1,936,000

Reliance Industries, Ltd. (Q)(S)	5.875	02/05/18	550,000	462,000
Vedanta Resources PLC (S)	7.125	05/31/23	1,600,000	1,474,000

Indonesia 2.7%				5,661,500

Pertamina Persero PT (S)	6.000	05/03/42	3,700,000	2,997,000
Perusahaan Listrik Negara PT (S)	5.250	10/24/42	3,650,000	2,664,500

Ireland 1.9%				3,917,658

MTS International Funding, Ltd. (S)	8.625	06/22/20	1,450,000	1,711,000
Rosneft Oil Company (S)	4.199	03/06/22	400,000	366,000
Vnesheconombank	6.902	07/09/20	1,675,000	1,840,658

1

Emerging Markets Debt Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Isle of Man 1.0%				$2,095,000

AngloGold Ashanti Holdings PLC	8.500	07/30/20	2,000,000	2,095,000

Israel 0.6%				1,334,196

Israel Electric Corp., Ltd.	6.700	02/10/17	250,000	270,850
Israel Electric Corp., Ltd. (S)	6.875	06/21/23	1,000,000	1,063,346

Jamaica 0.9%				1,945,500

Digicel Group, Ltd.	8.250	09/30/20	1,200,000	1,254,000
Digicel Group, Ltd. (S)	8.250	09/30/20	200,000	209,000
Digicel, Ltd. (S)	6.000	04/15/21	500,000	482,500

Kazakhstan 1.4%				2,993,655

KazAgro National Management Holding JSC (S)	4.625	05/24/23	2,100,000	1,903,020
Zhaikmunai LP (S)	7.125	11/13/19	1,050,000	1,090,635

Luxembourg 4.1%				8,721,374

Altice Financing SA (S)	7.875	12/15/19	400,000	431,000
Gazprom Neft OAO (S)	4.375	09/19/22	1,850,000	1,699,688
Millicom International Cellular SA (S)	6.625	10/15/21	1,000,000	1,020,000
Russian Agricultural Bank OJSC (S)	5.100	07/25/18	2,000,000	2,037,811
Russian Agricultural Bank OJSC	7.750	05/29/18	600,000	675,000
Sberbank of Russia	6.125	02/07/22	1,500,000	1,586,250
Sberbank of Russia (S)	6.125	02/07/22	200,000	211,500
Severstal OAO	5.900	10/17/22	1,100,000	1,060,125

Mexico 8.8%				18,526,322

Alpek SA de CV	4.500	11/20/22	1,350,000	1,272,375
America Movil SAB de CV	3.125	07/16/22	400,000	372,020
America Movil SAB de CV	4.375	07/16/42	2,250,000	1,877,000
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero	4.125	11/09/22	1,900,000	1,809,750
Comision Federal de Electricidad (S)	4.875	05/26/21	1,700,000	1,746,750
Credito Real SAB de CV	10.250	04/14/15	1,900,000	2,033,000
Grupo Bimbo SAB de CV (S)	4.500	01/25/22	1,000,000	1,009,712
Grupo Televisa SAB	8.500	03/11/32	700,000	900,287
Mexichem SAB de CV (S)	4.875	09/19/22	1,500,000	1,440,000
Mexichem SAB de CV (S)	6.750	09/19/42	1,000,000	930,000
Office Depot de Mexico SA de CV (S)	6.875	09/20/20	1,100,000	1,115,125
Petroleos Mexicanos	5.500	01/21/21	1,110,000	1,193,250
Petroleos Mexicanos	6.500	06/02/41	1,050,000	1,061,365
Tenedora Nemak SA de CV (S)	5.500	02/28/23	1,825,000	1,765,688

Netherlands 4.1%				8,736,662

Bharti Airtel International Netherlands BV (S)	5.125	03/11/23	1,650,000	1,509,750
Kazakhstan Temir Zholy Finance BV (S)	6.375	10/06/20	600,000	654,000
Lukoil International Finance BV	4.563	04/24/23	1,920,000	1,785,600
Majapahit Holding BV	7.750	01/20/20	870,000	957,000
Myriad International Holdings BV (S)	6.000	07/18/20	1,300,000	1,371,500
Petrobras Global Finance BV	4.375	05/20/23	1,350,000	1,226,420
VimpelCom Holdings BV (S)	7.504	03/01/22	1,180,000	1,232,392

Panama 0.5%				1,138,500

Banco de Credito del Peru (S)	5.375	09/16/20	1,100,000	1,138,500

Paraguay 0.5%				1,025,000

Telefonica Celular del Paraguay SA	6.750	12/13/22	1,000,000	1,025,000

2

Emerging Markets Debt Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Peru 2.1%				$4,340,100

SAN Miguel Industrias Pet SA (S)	7.750	11/06/20	2,000,000	2,040,000
Volcan Cia Minera SAA (S)	5.375	02/02/22	2,460,000	2,300,100

Philippines 0.2%				478,000

Power Sector Assets & Liabilities Management Corp.	7.250	05/27/19	400,000	478,000

Qatar 0.2%				440,000

Qatari Diar Finance QSC (S)	5.000	07/21/20	400,000	440,000

Russia 0.9%				1,962,188

EuroChem Mineral & Chemical Company OJSC	5.125	12/12/17	1,950,000	1,962,188

Thailand 1.3%				2,797,265

PTT Global Chemical PCL (S)	4.250	09/19/22	1,200,000	1,142,580
PTTEP Canada International Finance, Ltd. (S)	6.350	06/12/42	1,600,000	1,654,685

Turkey 2.3%				4,941,750

KOC Holding AS (S)	3.500	04/24/20	200,000	175,750
KOC Holding AS	3.500	04/24/20	1,600,000	1,406,000
Mersin Uluslararasi Liman Isletmeciligi AS (S)	5.875	08/12/20	1,500,000	1,500,000
Turkiye Garanti Bankasi AS (S)	5.250	09/13/22	2,000,000	1,860,000

United Arab Emirates 1.5%				3,181,100

Abu Dhabi National Energy Company (S)	5.875	12/13/21	650,000	724,100
Dubai Electricity & Water Authority (S)	7.375	10/21/20	2,100,000	2,457,000

United Kingdom 0.7%				1,495,519

Afren PLC (S)	6.625	12/09/20	1,500,000	1,495,519

United States 1.7%				3,467,000

BBVA Bancomer SA	6.500	03/10/21	2,150,000	2,257,500
Pemex Project Funding Master Trust	6.625	06/15/35	1,180,000	1,209,500

Venezuela 6.7%				14,126,000

Petroleos de Venezuela SA	8.500	11/02/17	13,300,000	10,573,500
Petroleos de Venezuela SA (S)	9.000	11/17/21	400,000	287,000
Petroleos de Venezuela SA	9.000	11/17/21	1,500,000	1,076,250
Petroleos de Venezuela SA	9.750	05/17/35	3,150,000	2,189,250

Virgin Islands 0.3%				592,913

Sinopec Group Overseas Development 2012, Ltd.	3.900	05/17/22	600,000	592,913

Foreign Government Obligations 33.6%				$70,970,153

(Cost $74,680,746)

Bahrain 1.0%				2,072,900

Kingdom of Bahrain
Bond (S)	6.125	08/01/23	2,000,000	2,072,900

Bolivia 0.2%				380,000

Republic of Bolivia
Bond	4.875	10/29/22	400,000	380,000

Brazil 6.7%				14,070,442

Banco Nacional de Desenvolvimento Economico e Social
Bond (S)	5.750	09/26/23	2,800,000	2,800,000

3

Emerging Markets Debt Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value
Brazil (continued)

Federative Republic of Brazil
Bond	4.250	01/07/25		1,300,000	$1,222,000
Bond	5.625	01/07/41		3,900,000	3,744,000
Bond	10.000	01/01/21	BRL	16,000,000	6,304,442

Colombia 1.3%					2,749,625

Republic of Colombia
Bond	4.375	07/12/21		2,000,000	2,080,000
Bond	7.375	09/18/37		550,000	669,625

Costa Rica 0.2%					503,250

Republic of Costa Rica
Bond	4.250	01/26/23		550,000	503,250

Croatia 0.9%					1,819,725

Republic of Croatia
Bond	5.500	04/04/23		1,900,000	1,819,725

Dominican Republic 0.7%					1,558,750

Government of Dominican Republic
Bond	7.500	05/06/21		1,450,000	1,558,750

Hungary 0.6%					1,272,375

Republic of Hungary
Bond	5.375	02/21/23		1,300,000	1,272,375

Indonesia 2.2%					4,733,000

Republic of Indonesia
Bond (S)	5.375	10/17/23		1,350,000	1,350,000
Bond	5.875	03/13/20		800,000	858,000
Bond	6.625	02/17/37		2,500,000	2,525,000

Lithuania 0.7%					1,524,250

Republic of Lithuania
Bond (S)	6.625	02/01/22		1,300,000	1,524,250

Mexico 5.6%					11,919,022

Government of Mexico
Bond	6.750	09/27/34		2,100,000	2,428,650
Bond	7.750	05/29/31	MXN	92,880,000	7,390,223
Bond	8.500	05/31/29	MXN	22,000,000	1,901,890
Bond	10.000	12/05/24	MXN	2,000,000	198,259

Nigeria 0.5%					1,030,000

Federal Republic of Nigeria
Bond (S)	6.375	07/12/23		1,000,000	1,030,000

Panama 0.6%					1,316,000

Republic of Panama
Bond	4.300	04/29/53		200,000	150,500
Bond	6.700	01/26/36		1,050,000	1,165,500

Paraguay 0.1%					187,500

Republic of Paraguay
Bond (S)	4.625	01/25/23		200,000	187,500

4

Emerging Markets Debt Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Peru 1.4%					$2,944,250

Republic of Peru
Bond	6.550	03/14/37		1,600,000	1,808,000
Bond	7.350	07/21/25		900,000	1,136,250

Philippines 2.8%					5,912,131

Republic of Philippines
Bond	4.950	01/15/21	PHP	48,000,000	1,137,031
Bond	5.500	03/30/26		2,100,000	2,333,100
Bond	7.750	01/14/31		1,850,000	2,442,000

Russia 2.9%					6,106,815

Government of Russia
Bond	7.500	03/31/30		5,219,500	6,106,815

Turkey 4.0%					8,382,243

Republic of Turkey
Bond	6.000	01/14/41		2,650,000	2,474,438
Bond	6.250	09/26/22		3,200,000	3,431,680
Bond	6.875	03/17/36		1,300,000	1,353,625
Bond	7.000	03/11/19		1,000,000	1,122,500

Uruguay 0.1%					243,500

Republic of Uruguay
Bond	7.625	03/21/36		200,000	243,500

Venezuela 1.1%					2,244,375

Republic of Venezuela
Bond	9.375	01/13/34		3,150,000	2,244,375

				Par value	Value

Short-Term Investments 3.2%					$6,805,000

(Cost $6,805,000)

Repurchase Agreement 3.2%					6,805,000

Barclays Tri-Party Repurchase Agreement dated 11-29-13 at 0.070%
to be repurchased at $6,805,040 on 12-2-13, collateralized by
$6,631,700 U.S. Treasury Note, 2.125% due 12-31-15 (valued at
$6,941,183, including interest)				$6,805,000	6,805,000

Total investments (Cost $214,655,087)† 98.0%					$206,999,434

Other assets and liabilities, net 2.0%					$4,185,098

Total net assets 100.0%					$211,184,532

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

BRL Brazilian Real

PHP Philippine Peso

MXN Mexican Peso

CMT Constant Maturity Treasury

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

5

Emerging Markets Debt Fund
As of 11-30-13 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $75,397,586 or 35.7% of the fund's net assets as of 11-30-13.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $214,923,829. Net unrealized depreciation aggregated $7,924,395, of which $780,076 related to appreciated investment securities and $8,704,471 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 11-30-13:

Foreign Government Obligations	33.6%
Energy	18.6%
Financials	11.2%
Materials	9.8%
Telecommunication Services	6.1%
Industrials	6.0%
Utilities	4.9%
Consumer Staples	2.9%
Consumer Discretionary	1.1%
Information Technology	0.6%
Short-Term Investments & Other	5.2%

Total	100.0%

6

Emerging Markets Debt Fund
As of 11-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-

7

Emerging Markets Debt Fund
As of 11-30-13 (Unaudited)

out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2013, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at November 30, 2013.

								Net Unrealized
					Contractual	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Settlement Date	Appreciation	Depreciation	(Depreciation)
CAD	4,200,000	USD	3,986,711	Royal Bank of Canada	12-4-13	-	($34,150)	($34,150)
USD	3,999,817	CAD	4,200,000	J. Aron & Company	12-4-13	$47,256	-	47,256
USD	3,979,553	CAD	4,200,000	Royal Bank of Canada	2-12-14	33,746	-	33,746

						$81,002	($34,150)	$46,852

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

8

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.

358Q1 11/13
1/14

John Hancock INVESTMENTS

John Hancock Emerging Markets Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Common Stocks 94.7%		$2,272,491,739

(Cost $2,054,395,141)

Australia 0.0%		292,235

MMG, Ltd. (I)(L)	1,240,000	292,235

Brazil 8.9%		214,220,110

Abril Educacao SA	6,600	96,105
AES Tiete SA	35,693	277,379
Aliansce Shopping Centers SA	50,686	430,807
All America Latina Logistica SA	272,791	906,869
AMBEV SA	368,800	2,791,773
AMBEV SA, ADR	517,030	3,908,747
Anhanguera Educacional Participacoes SA	358,590	2,390,344
Arezzo Industria e Comercio SA	28,591	353,981
Arteris SA	61,498	510,584
Autometal SA	10,862	81,619
B2W Cia Global do Varejo (I)	22,600	136,902
Banco Alfa de Investimento SA	10,300	29,079
Banco Bradesco SA	307,018	4,525,834
Banco Bradesco SA, ADR (L)	605,607	8,036,405
Banco do Brasil SA	352,619	3,856,640
Banco Santander Brasil SA, ADR	580,408	3,749,436
Bematech SA	66,175	218,859
BHG SA - Brazil Hospitality Group (I)	16,880	111,437
BM&F Bovespa SA	1,683,628	8,352,324
BR Malls Participacoes SA	381,019	3,120,952
Brasil Brokers Participacoes SA	155,943	376,120
Brasil Insurance Participacoes e Administracao SA	19,395	161,358
Brasil Pharma SA (I)	5,572	17,044
Braskem SA, ADR (I)(L)	50,629	903,221
BRF - Brasil Foods SA, ADR	422,692	9,383,762
Brookfield Incorporacoes SA (I)	495,494	233,498
CCR SA	384,456	3,038,755
Centrais Eletricas Brasileiras SA	48,400	122,542
Centrais Eletricas Brasileiras SA, ADR (L)	47,167	120,748
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	35,300	158,497
CETIP SA - Mercados Organizados	105,534	1,146,553
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	52,960	2,493,357
Cia de Saneamento Basico do Estado de Sao Paulo	16,200	170,172
Cia de Saneamento de Minas Gerais	47,900	789,424
Cia Energetica de Minas Gerais	31,204	257,466
Cia Energetica de Minas Gerais, ADR (L)	181,611	1,516,452
Cia Hering	75,600	995,909
Cia Paranaense de Energia	2,000	19,998
Cia Paranaense de Energia, ADR (L)	55,947	755,285
Cia Providencia Industria e Comercio SA	39,800	130,606
Cia Siderurgica Nacional SA	136,900	703,194
Cielo SA	144,658	4,192,402
Companhia de Saneamento Basico de Estado de Sao Paulo, ADR (L)	116,220	1,237,743
Companhia Siderurgica Nacional SA, ADR (L)	259,126	1,352,638
Contax Participacoes SA (I)	25,700	215,355
Cosan SA Industria e Comercio	111,000	2,043,342
CPFL Energia SA	29,600	245,626
CPFL Energia SA, ADR (L)	28,796	477,150
CR2 Empreendimentos Imobiliarios SA (I)	28,800	48,735
Cremer SA	2,450	16,993

1

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Brazil (continued)

CSU Cardsystem SA	4,000	$4,867
Cyrela Brazil Realty SA Empreendimentos e Participacoes	221,028	1,479,990
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	18,443
Diagnosticos da America SA	269,326	1,363,793
Direcional Engenharia SA	47,225	253,094
Duratex SA	266,733	1,541,492
EcoRodovias Infraestrutura e Logistica SA	96,233	600,670
EDP - Energias do Brasil SA	134,172	692,056
Embraer SA, ADR (L)	167,129	5,182,670
Eneva SA (I)	222,601	284,182
Equatorial Energia SA	105,522	1,082,683
Estacio Participacoes SA	148,922	1,286,819
Eternit SA	62,999	241,551
Even Construtora e Incorporadora SA	241,500	838,021
EZ Tec Empreendimentos e Participacoes SA	62,600	823,046
Fertilizantes Heringer SA (I)	33,400	118,046
Fibria Celulose SA, ADR (I)(L)	248,951	3,004,839
Fleury SA	33,900	282,905
Forjas Taurus SA	7,413	8,638
Gafisa SA (I)	521,522	750,697
Gafisa SA, ADR (I)(L)	74,154	220,979
General Shopping Brasil SA (I)	29,420	119,104
Gerdau SA	105,528	674,963
Gerdau SA, ADR (L)	894,088	6,920,241
Grendene SA	80,101	620,425
Guararapes Confeccoes SA	2,700	119,833
Helbor Empreendimentos SA	188,760	680,078
Hypermarcas SA	271,417	2,195,289
Iguatemi Empresa de Shopping Centers SA	101,500	1,048,373
Industrias Romi SA (I)	79,500	201,283
International Meal Company Holdings SA (I)	15,900	136,573
Iochpe-Maxion SA	124,676	1,388,167
Itau Unibanco Holding SA	105,624	1,400,024
Itau Unibanco Holding SA, ADR	711,322	10,008,301
JBS SA	613,979	2,214,717
JHSF Participacoes SA	127,200	248,488
Joao Fortes Engenharia SA	675	1,666
JSL SA	23,700	161,943
Kroton Educacional SA	200,312	3,368,211
Light SA	37,603	341,355
Localiza Rent a Car SA	95,020	1,386,069
Log-in Logistica Intermodal SA (I)	65,400	250,197
Lojas Americanas SA	72,620	426,838
Lojas Renner SA	72,550	1,932,595
LPS Brasil Consultoria de Imoveis SA	46,600	319,617
M Dias Branco SA	24,729	1,122,962
Magnesita Refratarios SA	282,565	715,416
Mahle-Metal Leve SA Industria e Comercio	42,500	506,340
Marcopolo SA	16,000	37,014
Marfrig Alimentos SA (I)	240,283	442,633
Marisa Lojas SA	48,673	401,395
Mills Estruturas e Servicos de Engenharia SA	81,217	1,090,780
Minerva SA (I)	73,400	321,680
MMX Mineracao e Metalicos SA (I)	446,454	130,058
MRV Engenharia e Participacoes SA	333,700	1,309,496
Multiplan Empreendimentos Imobiliarios SA	47,700	1,051,168

2

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Brazil (continued)

Multiplus SA	32,097	$402,613
Natura Cosmeticos SA	74,900	1,384,571
Odontoprev SA	270,770	1,099,668
Oi SA	57,436	92,764
Oi SA, ADR (L)	175,443	277,200
Oi SA, ADR, Series C	12,205	20,749
Paranapanema SA (I)	275,500	604,288
PDG Realty SA Empreendimentos e Participacoes (I)	825,384	586,971
Petroleo Brasileiro SA	97,783	776,232
Petroleo Brasileiro SA, ADR (L)	671,572	10,704,858
Petroleo Brasileiro SA, ADR, Class A (L)	837,292	13,848,810
Plascar Participacoes Industriais SA (I)	13,400	2,641
Porto Seguro SA	157,025	1,997,246
Positivo Informatica SA	26,000	34,195
Profarma Distribuidora de Produtos Farmaceuticos SA	28,400	231,531
QGEP Participacoes SA	79,200	344,045
Raia Drogasil SA	124,576	908,336
Refinaria de Petroleos de Manguinhos SA (I)	40,000	4,969
Restoque Comercio e Confeccoes de Roupas SA	94,596	247,204
Rodobens Negocios Imobiliarios SA	48,300	256,993
Rossi Residencial SA (I)	193,531	178,255
Santos Brasil Participacoes SA	52,908	439,946
Sao Carlos Empreendimentos e Participacoes SA	60,500	983,603
Sao Martinho SA	66,300	852,094
SLC Agricola SA	49,500	417,333
Sonae Sierra Brasil SA	11,036	94,132
Souza Cruz SA	161,600	1,628,288
Springs Global Participacoes SA (I)	329,287	246,868
Sul America SA	326,688	2,211,276
T4F Entretenimento SA (I)	10,600	22,070
Technos SA	8,300	55,683
Tecnisa SA (I)	81,200	309,251
Tegma Gestao Logistica	25,578	227,591
Telefonica Brasil SA	4,502	77,436
Telefonica Brasil SA, ADR (L)	88,100	1,714,426
Tempo Participacoes SA	16,496	23,886
Tereos Internacional SA	9,500	11,070
Tim Participacoes SA	85,100	418,163
Tim Participacoes SA, ADR	43,961	1,089,354
Totvs SA	85,999	1,355,426
TPI - Triunfo Participacoes e Investimentos SA	75,690	321,664
Tractebel Energia SA	57,438	948,585
Transmissora Alianca de Energia Eletrica SA	105,800	973,582
Trisul SA	30,607	52,711
Ultrapar Participacoes SA, ADR	182,880	4,528,109
Usinas Siderurgicas de Minas Gerais SA (I)	108,644	523,614
Vale SA	14,800	225,907
Vale SA, ADR, Ordinary A Shares (L)	622,881	9,542,537
Vale SA, ADR, Preference A Shares	530,973	7,449,551
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	59,785	935,609
Vanguarda Agro SA (I)	196,311	288,464
Viver Incorporadora e Construtora SA (I)	199,536	23,080
WEG SA	120,900	1,641,868

Cayman Islands 0.0%		33,753

China Great Star International, Ltd. (I)	19,729	33,753

3

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Chile 1.6%		$37,554,190

AES Gener SA (I)	1,025,383	568,497
Aguas Andinas SA	1,256,540	813,905
Banco de Chile	3,540,671	511,864
Banco de Chile, ADR (L)	5,584	484,580
Banco de Credito e Inversiones	16,205	906,963
Banco Santander Chile	3,572,986	199,168
Banco Santander Chile, ADR	51,996	1,162,631
Banmedica SA	300	501
Besalco SA	274,576	303,123
CAP SA	44,286	831,467
Cementos BIO BIO SA	2,795	2,944
Cencosud SA	600,508	2,184,885
Cia Cervecerias Unidas SA	18,026	219,202
Cia Cervecerias Unidas SA, ADR	21,542	523,040
Cia General de Electricidad	328,834	1,731,761
Cia Sud Americana de Vapores SA (I)	8,532,311	407,853
Cintac SA	78,352	19,124
Colbun SA	3,327,879	761,140
Corpbanca SA	73,881,094	954,334
Corpbanca SA, ADR (L)	13,087	253,757
Cristalerias de Chile SA	62,943	495,154
Cruz Blanca Salud SA	8,361	5,808
E.CL SA	389,794	511,553
Embotelladora Andina SA, ADR, Series A	300	6,723
Embotelladora Andina SA, ADR, Series B	1,594	47,661
Empresa Nacional de Electricidad SA	1,112,975	1,633,485
Empresa Nacional de Electricidad SA, ADR	15,602	683,056
Empresas CMPC SA	715,731	1,849,042
Empresas COPEC SA	269,951	3,715,073
Empresas Hites SA	44,774	34,045
Empresas Iansa SA	4,708,478	172,383
Empresas La Polar SA (I)	55,116	9,696
Enersis SA, ADR (L)	254,750	3,984,290
ENTEL Chile SA	69,137	980,022
Forus SA	7,128	37,739
Gasco SA	214,532	2,254,333
Grupo Security SA	593,749	195,083
Inversiones Aguas Metropolitanas SA	718,940	1,229,673
Invexans SA	9,108,883	167,598
Latam Airlines Group SA	16,104	258,208
Latam Airlines Group SA, ADR (L)	55,466	893,557
Madeco SA (I)	9,108,883	68,578
Masisa SA	4,377,608	289,306
Molibdenos y Metales SA	7,542	111,156
Multiexport Foods SA (I)	72,522	12,802
Parque Arauco SA	210,828	371,287
PAZ Corp., SA	115,321	58,026
Ripley Corp. SA	641,294	475,590
SACI Falabella	141,239	1,295,408
Salfacorp SA	66,565	64,362
Sigdo Koppers SA	190,206	293,545
Sociedad Matriz SAAM SA	8,590,526	764,337
Sociedad Quimica y Minera de Chile SA, ADR	21,439	536,189
Socovesa SA	678,810	156,759
Sonda SA	306,446	733,572
Vina Concha y Toro SA	123,514	224,940

4

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Chile (continued)

Vina San Pedro Tarapaca SA	16,312,632	$93,412

China 10.4%		249,213,613

Agile Property Holdings, Ltd.	954,000	1,074,317
Agricultural Bank of China, Ltd., H Shares	7,529,000	3,887,358
Air China, Ltd., H Shares	918,000	718,651
Aluminum Corp. of China, Ltd., ADR (I)(L)	37,554	348,501
Aluminum Corp. of China, Ltd., H Shares (I)(L)	1,052,000	392,551
Angang Steel Company, Ltd., H Shares (I)(L)	1,046,000	751,784
Anhui Conch Cement Company, Ltd., H Shares (L)	466,500	1,834,718
Anhui Expressway Company, Ltd., H Shares	414,000	237,976
Anhui Tianda Oil Pipe Company, Ltd., H Shares	397,000	63,916
Anta Sports Products, Ltd.	557,000	787,974
Anton Oilfield Services Group (L)	588,000	384,633
Asia Cement China Holdings Corp.	610,000	377,195
AVIC International Holdings, Ltd. (I)	140,000	57,744
AviChina Industry & Technology Company, Ltd., H Shares	1,148,000	695,890
Bank of China, Ltd., H Shares	32,504,075	15,696,409
Bank of Communications Company, Ltd., H Shares	3,532,858	2,654,827
Baoye Group Company, Ltd., H Shares	442,000	324,532
BaWang International Group Holding, Ltd. (I)	496,000	31,136
BBMG Corp., H Shares	494,500	440,571
Beijing Capital International Airport Company, Ltd., H Shares	1,898,415	1,479,465
Beijing Capital Land, Ltd., H Shares	1,240,000	434,598
Beijing Jingkelong Company, Ltd., H Shares	34,000	11,395
Beijing North Star Company, H Shares	1,030,000	232,488
Billion Industrial Holdings, Ltd.	10,500	5,921
Biostime International Holdings, Ltd.	43,000	360,421
Boer Power Holdings, Ltd.	17,000	15,733
Byd Company, Ltd., H Shares (I)	154,000	775,624
BYD Electronic International Company, Ltd. (I)	1,060,983	516,532
Central China Real Estate, Ltd.	887,538	303,055
Changshouhua Food Company, Ltd.	143,000	179,788
Chaowei Power Holdings, Ltd.	109,000	51,315
China Aoyuan Property Group, Ltd.	1,766,000	360,969
China Automation Group, Ltd.	117,000	26,063
China BlueChemical, Ltd., H Shares	1,596,000	1,089,502
China Citic Bank Corp., Ltd., H Shares	3,458,962	2,036,262
China Coal Energy Company, Ltd., H Shares	3,098,000	2,092,040
China Communications Construction Company, Ltd., H Shares	3,372,202	2,857,491
China Communications Services Corp., Ltd., H Shares	1,971,200	1,296,640
China Construction Bank Corp., H Shares	26,957,000	21,956,671
China COSCO Holdings Company, Ltd., H Shares (I)(L)	1,172,500	606,011
China Datang Corp. Renewable Power Company, Ltd., H Shares	840,000	165,931
China Dongxiang Group Company	2,060,000	331,843
China Eastern Airlines Corp., Ltd., ADR (I)	1,037	20,740
China Eastern Airlines Corp., Ltd., H Shares (I)	704,000	281,216
China Hongqiao Group, Ltd.	20,000	12,414
China Huiyuan Juice Group, Ltd. (I)	832,500	594,009
China International Marine Containers Group Company, Ltd., H Shares	5,200	11,033
China Lesso Group Holdings, Ltd.	499,000	337,891
China Life Insurance Company, Ltd., ADR (L)	99,654	4,803,323
China Life Insurance Company, Ltd., H Shares	103,000	332,585
China Lilang, Ltd.	450,000	301,737
China Longyuan Power Group Corp., H Shares	1,004,000	1,298,489
China Medical System Holdings, Ltd.	623,800	580,614

5

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

China (continued)

China Mengniu Dairy Company, Ltd.	628,000	$2,875,270
China Merchants Bank Company, Ltd., H Shares	1,821,461	3,919,955
China Minsheng Banking Corp., Ltd., H Shares	1,783,500	2,166,139
China Modern Dairy Holdings, Ltd. (I)	330,000	179,525
China Molybdenum Company, Ltd., H Shares	718,000	304,500
China National Building Material Company, Ltd., H Shares	1,246,000	1,401,137
China National Materials Company, Ltd., H Shares	754,000	180,797
China Oilfield Services, Ltd., H Shares	466,000	1,416,812
China Pacific Insurance Group Company, Ltd., H Shares	652,400	2,783,361
China Petroleum & Chemical Corp., ADR	118,178	10,196,398
China Qinfa Group, Ltd.	944,000	84,262
China Railway Construction Corp., H Shares	1,519,335	1,699,886
China Railway Group, Ltd., H Shares	1,269,000	734,071
China Rare Earth Holdings, Ltd. (I)	1,272,000	198,516
China Rongsheng Heavy Industry Group Company, Ltd. (I)(L)	1,075,000	162,217
China Sandi Holdings, Ltd. (I)	39,090	2,824
China Sanjiang Fine Chemicals Company, Ltd.	188,000	108,988
China Shanshui Cement Group, Ltd. (L)	1,080,000	429,810
China Shenhua Energy Company, Ltd., H Shares	1,013,500	3,436,930
China Shineway Pharmaceutical Group, Ltd.	203,000	293,244
China Shipping Container Lines Company, Ltd., H Shares (I)(L)	3,759,850	1,017,051
China Shipping Development Company, Ltd., H Shares (I)(L)	1,410,000	962,459
China Southern Airlines Company, Ltd., ADR (L)	1,402	30,451
China Southern Airlines Company, Ltd., H Shares	642,000	282,361
China Suntien Green Energy Corp., Ltd., H Shares	907,000	349,099
China Taifeng Beddings Holdings Ltd.	46,000	12,346
China Telecom Corp., Ltd., ADR (L)	5,800	312,504
China Telecom Corp., Ltd., H Shares	3,428,000	1,845,231
China Tontine Wines Group, Ltd. (I)	56,000	3,003
China Wireless Technologies, Ltd.	1,144,000	358,095
China Yurun Food Group, Ltd. (I)(L)	1,115,000	734,516
China ZhengTong Auto Services Holdings, Ltd. (I)	710,500	483,014
China Zhongwang Holdings, Ltd. (I)(L)	2,117,800	690,658
Chinasoft International, Ltd. (I)	600,000	170,252
Chongqing Iron & Steel Company, Ltd., H Shares (I)	834,000	130,772
Chongqing Machinery & Electric Company, Ltd., H Shares	1,100,000	152,183
CITIC Securities Company, Ltd., H Shares	194,500	497,986
CNOOC, Ltd.	3,610,000	7,399,673
CNOOC, Ltd., ADR (L)	15,118	3,094,352
Comtec Solar Systems Group, Ltd. (I)	22,000	4,586
Country Garden Holdings Company, Ltd.	2,183,463	1,436,167
CPMC Holdings, Ltd. (L)	144,000	114,918
CSR Corp., Ltd., H Shares	611,000	571,329
Dalian Port PDA Company, Ltd., H Shares	1,186,621	296,114
Daphne International Holdings, Ltd. (L)	660,000	303,667
Datang International Power Generation Company, Ltd., H Shares	966,000	426,994
Dongfang Electric Corp., Ltd., H Shares	193,200	328,015
Dongfeng Motor Group Company, Ltd., H Shares	1,284,000	2,050,797
Dongjiang Environmental Company, Ltd., H Shares	28,800	81,648
Dongyue Group (L)	860,000	412,628
ENN Energy Holdings, Ltd.	398,000	2,818,715
Evergrande Real Estate Group, Ltd. (L)	4,424,000	1,860,024
Fantasia Holdings Group Company, Ltd.	306,000	56,835
First Tractor Company, Ltd., H Shares	388,750	329,902
Fosun International, Ltd.	1,556,559	1,444,293
Golden Eagle Retail Group, Ltd. (L)	229,000	308,264

6

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

China (continued)

Goodbaby International Holdings, Ltd.	21,000	$11,171
Great Wall Motor Company, Ltd., H Shares	322,500	1,966,500
Great Wall Technology Company, Ltd., H Shares (I)	648,000	187,231
Greatview Aseptic Packaging Company, Ltd.	61,000	38,554
Greenland Hong Kong Holdings, Ltd.	397,925	214,347
Greentown China Holdings, Ltd.	681,500	1,183,059
Guangshen Railway Company, Ltd., ADR (L)	39,422	970,964
Guangzhou Automobile Group Company, Ltd., H Shares	1,636,857	2,189,404
Guangzhou Pharmaceutical Company, Ltd. (I)(L)	108,000	411,377
Guangzhou R&F Properties Company, Ltd., H Shares	718,599	1,158,503
Guangzhou Shipyard International Company, Ltd., H Shares	128,000	300,855
Hainan Meilan International Airport Company, Ltd., H Shares	163,000	175,333
Haitian International Holdings, Ltd.	236,000	541,650
Harbin Electric Company, Ltd., H Shares	780,000	513,269
Hengan International Group Company, Ltd.	221,500	2,799,941
Hidili Industry International Development, Ltd. (I)(L)	798,000	135,421
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	181,000	238,572
Honghua Group, Ltd.	1,149,000	403,055
Huadian Power International Corp., H Shares	668,000	279,162
Huaneng Power International, Inc., ADR	4,400	168,784
Huaneng Power International, Inc., H Shares	852,000	817,631
Huaneng Renewables Corp., Ltd., H Shares	680,000	296,422
Hunan Nonferrous Metal Corp., Ltd., H Shares (I)	1,658,000	516,045
Industrial & Commercial Bank of China, Ltd., H Shares	29,947,000	21,627,505
Intime Retail Group Company, Ltd.	733,500	840,107
Jiangsu Expressway, Ltd., H Shares	592,000	785,097
Jiangxi Copper Company, Ltd., H Shares	556,000	1,084,204
Jingwei Textile Machinery Company, Ltd., H Shares	222,000	158,624
Kaisa Group Holdings, Ltd. (I)	375,000	112,693
Kasen International Holdings, Ltd. (I)	240,000	42,721
Kingdee International Software Group Company, Ltd. (I)	1,692,000	491,007
Kingsoft Corp., Ltd.	390,000	945,606
Lenovo Group, Ltd.	1,916,000	2,277,027
Li Ning Company, Ltd. (I)	673,500	593,243
Lianhua Supermarket Holdings Company, Ltd., H Shares	255,200	194,366
Lingbao Gold Company, Ltd., H Shares	380,000	89,206
Longfor Properties Company, Ltd.	499,000	740,160
Lonking Holdings, Ltd. (I)	1,240,000	266,623
Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	2,014,000	563,668
Magic Holdings International, Ltd.	232,000	183,440
Maoye International Holdings, Ltd.	866,000	175,123
Metallurgical Corp. of China, Ltd., H Shares (I)	302,000	60,376
Microport Scientific Corp. (L)	131,000	90,895
Minth Group, Ltd.	162,000	338,254
New China Life Insurance Company, Ltd., H Shares (I)	40,600	146,381
NVC Lighting Holdings, Ltd.	1,230,000	305,985
O-Net Communications Group, Ltd.	352,000	71,632
Pacific Online, Ltd.	209,000	94,349
Parkson Retail Group, Ltd. (L)	986,500	304,699
Peak Sport Products Company, Ltd. (L)	401,000	98,622
PetroChina Company, Ltd., ADR (L)	29,667	3,531,560
PetroChina Company, Ltd., H Shares (L)	5,734,000	6,812,275
PICC Property & Casualty Company, Ltd., H Shares	927,960	1,550,323
Ping An Insurance Group Company, H Shares	386,000	3,621,535
Powerlong Real Estate Holdings, Ltd.	361,000	77,645
Qunxing Paper Holdings Company, Ltd.	969,268	258,053

7

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

China (continued)

Renhe Commercial Holdings Company, Ltd. (I)	8,596,000	$437,945
Sany Heavy Equipment International Holdings Company, Ltd. (L)	682,000	243,273
Semiconductor Manufacturing International Corp., ADR (I)	200,838	813,394
Semiconductor Manufacturing International Corp. (I)(L)	16,250,000	1,326,899
Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	99,456
Shandong Molong Petroleum Machinery Company, Ltd., H Shares	214,400	84,206
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	983,320
Shanghai Electric Group Company, Ltd., H Shares	1,068,000	385,409
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	9,000	23,035
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	1,160,000	379,790
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	108,200	253,387
Shanghai Prime Machinery Company, Ltd., H Shares	968,000	121,122
Shengli Oil & Gas Pipe Holdings, Ltd.	145,500	11,261
Shenguan Holdings Group, Ltd.	744,000	324,941
Shenzhen Expressway Company, Ltd., H Shares	440,000	203,746
Shenzhou International Group Holdings, Ltd.	126,000	478,944
Shui On Land, Ltd.	4,163,067	1,353,113
Sichuan Expressway Company, Ltd., H Shares	718,000	220,179
Sihuan Pharmaceutical Holdings Group, Ltd.	984,000	773,638
Sino-Ocean Land Holdings, Ltd.	3,412,498	2,293,045
SinoMedia Holding, Ltd.	102,000	82,228
Sinopec Shanghai Petrochemical Company, Ltd., ADR	1,587	70,209
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	1,530,000	453,287
Sinopec Yizheng Chemical Fibre Company, Ltd., H Shares (I)(L)	912,000	178,655
Sinopharm Group Company, Ltd., H Shares	339,600	1,017,525
Sinotrans, Ltd., H Shares	1,759,574	560,262
Sinotruk Hong Kong, Ltd.	851,555	510,388
SOHO China, Ltd.	1,885,000	1,701,878
Springland International Holdings, Ltd.	145,000	74,622
Sunac China Holdings, Ltd.	241,000	160,381
Sunny Optical Technology Group Company, Ltd. (L)	322,000	303,573
TCL Communication Technology Holdings, Ltd. (I)	237,000	233,304
Tencent Holdings, Ltd.	214,400	12,476,197
Tian Shan Development Holdings, Ltd.	58,000	18,545
Tiangong International Company, Ltd. (L)	1,007,564	260,804
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	184,000	78,554
Tianjin Jinran Public Utilities Company, Ltd., H Shares	160,000	49,529
Tingyi Cayman Islands Holding Corp.	590,000	1,756,987
Tong Ren Tang Technologies Company, Ltd., H Shares	113,000	346,118
Tonly Electronics Holdings, Ltd. (I)	76,520	53,000
Travelsky Technology, Ltd., H Shares	1,243,500	1,178,889
Tsingtao Brewery Company, Ltd., H Shares	116,000	975,953
Uni-President China Holdings, Ltd. (L)	437,000	442,566
Want Want China Holdings, Ltd.	1,758,000	2,615,543
Weichai Power Company, Ltd., H Shares	240,400	1,074,122
Weiqiao Textile Company, H Shares (L)	583,500	372,974
West China Cement, Ltd.	2,098,000	327,078
Winsway Coking Coal Holdings, Ltd. (I)	203,000	14,631
Wumart Stores, Inc., H Shares	142,000	220,097
Xiamen International Port Company, Ltd., H Shares	1,056,662	157,897
Xingda International Holdings, Ltd.	1,029,000	615,121
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	583,650	334,252
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	136,200	133,269
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	1,037,000	173,332
Xiwang Property Holdings Company, Ltd.	593,020	77,248
Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	579,817

8

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

China (continued)

Yanzhou Coal Mining Company, Ltd., H Shares (L)	320,000	$350,169
Zall Development Group, Ltd.	75,000	28,151
Zhaojin Mining Industry Company, Ltd., H Shares (L)	420,500	279,163
Zhejiang Expressway Company, Ltd., H Shares	876,000	818,225
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhong An Real Estate, Ltd. (I)	793,200	162,002
Zhongsheng Group Holdings, Ltd.	300,500	408,206
Zhuzhou CSR Times Electric Company, Ltd., H Shares	169,000	651,666
Zijin Mining Group Company, Ltd., H Shares (L)	1,823,000	423,215
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (L)	539,200	552,342
ZTE Corp., H Shares (I)	240,200	535,246

Colombia 0.7%		17,603,538

Bancolombia SA, ADR (L)	111,261	5,644,271
Ecopetrol SA	1,746,168	3,570,064
Ecopetrol SA, ADR (L)	123,231	5,031,522
Empresa de Energia de Bogota SA	690,124	544,741
Interconexion Electrica SA ESP	191,560	873,522
Isagen SA ESP	1,204,809	1,939,418

Cyprus 0.1%		2,978,163

Eurasia Drilling Company, Ltd., GDR	55,311	2,406,599
Globaltrans Investment PLC, GDR	37,764	571,564

Czech Republic 0.3%		6,908,786

CEZ AS	66,250	1,835,101
Fortuna Entertainment Group NV	1,880	11,635
Komercni Banka AS	4,862	1,114,338
Pegas Nonwovens SA	28,007	812,262
Philip Morris CR AS	293	156,911
Telefonica Czech Republic AS (L)	92,936	1,369,223
Unipetrol AS (I)	190,525	1,609,316

Egypt 0.1%		956,303

Commercial International Bank Egypt SAE, GDR	79,853	438,586
Global Telecom Holding, GDR (I)	156,477	517,717

Guernsey Channel Islands 0.0%		369,404

Etalon Group, Ltd., GDR (I)	70,414	369,404

Hong Kong 4.9%		118,167,084

361 Degrees International, Ltd.	372,000	110,772
Ajisen China Holdings, Ltd.	430,000	436,486
AMVIG Holdings, Ltd.	675,333	317,524
Anxin-China Holdings, Ltd.	1,440,000	433,912
Asia Energy Logistics Group, Ltd. (I)	2,960,000	27,260
Asian Citrus Holdings, Ltd. (I)	144,000	45,874
AVIC International Holding Hong Kong, Ltd. (I)	4,532,000	227,962
Beijing Development Hong Kong, Ltd. (I)	379,000	120,546
Beijing Enterprises Holdings, Ltd.	349,930	3,129,049
Beijing Enterprises Water Group, Ltd. (L)	1,194,000	669,903
Belle International Holdings, Ltd.	1,451,000	1,795,760
Bosideng International Holdings, Ltd. (L)	1,652,000	348,567
Brilliance China Automotive Holdings, Ltd.	1,452,000	2,550,339
C C Land Holdings, Ltd.	450,693	119,018
Carrianna Group Holdings Company, Ltd.	734,000	124,854
CGN Mining Company, Ltd. (I)	595,000	49,165

9

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Hong Kong (continued)

Chaoda Modern Agriculture Holdings, Ltd. (I)(L)	5,797,312	$660,898
Chiho-Tiande Group, Ltd.	100,000	37,452
China Aerospace International Holdings, Ltd.	2,044,755	272,303
China Agri-Industries Holdings, Ltd.	2,316,600	1,183,219
China All Access Holdings, Ltd. (L)	170,000	63,836
China Chengtong Development Group, Ltd. (I)	2,031,216	78,601
China Energine International Holdings, Ltd. (I)	2,025,589	195,945
China Everbright International, Ltd.	1,360,000	1,519,081
China Everbright, Ltd.	937,000	1,535,234
China Foods, Ltd. (I)	418,000	203,026
China Gas Holdings, Ltd.	992,000	1,343,487
China Green Holdings, Ltd. (I)	588,000	76,691
China Haidian Holdings, Ltd. (I)	2,601,800	247,826
China High Precision Automation Group, Ltd. (I)	74,000	11,836
China High Speed Transmission Equipment Group Company, Ltd. (I)(L)	662,000	332,530
China Household Holdings, Ltd. (I)	370,000	47,726
China Lumena New Materials Corp. (L)	1,272,000	275,353
China Merchants Holdings International Company, Ltd.	1,046,104	3,920,460
China Metal Recycling Holdings, Ltd. (I)(L)	358,200	0
China Mining Resources Group, Ltd. (I)	4,688,000	50,135
China Mobile, Ltd.	180,000	1,946,699
China Mobile, Ltd., ADR	297,443	16,133,308
China New Town Development Company, Ltd. (I)	2,185,332	190,942
China Nickel Resources Holding Company, Ltd. (I)	878,000	40,768
China Ocean Resources Company, Ltd. (I)	32,860	133,370
China Oil and Gas Group, Ltd.	3,168,219	591,785
China Overseas Grand Oceans Group, Ltd. (L)	372,000	394,377
China Overseas Land & Investment, Ltd.	1,168,000	3,656,226
China Power International Development, Ltd. (L)	1,397,000	505,435
China Power New Energy Development Company, Ltd. (I)	2,960,000	202,320
China Precious Metal Resources Holdings Company, Ltd. (I)(L)	1,488,000	212,879
China Properties Group, Ltd. (I)	920,000	237,672
China Resources Cement Holdings, Ltd.	783,518	561,877
China Resources Enterprises, Ltd.	784,000	2,788,720
China Resources Gas Group, Ltd.	390,000	1,202,143
China Resources Land, Ltd.	1,010,000	2,806,515
China Resources Power Holdings, Ltd.	606,000	1,470,476
China Singyes Solar Technologies Holdings, Ltd.	200,800	229,195
China South City Holdings, Ltd.	1,038,000	258,391
China Starch Holdings, Ltd.	2,630,000	74,628
China State Construction International Holdings, Ltd.	625,200	1,098,248
China Taiping Insurance Holdings Company, Ltd. (I)	449,000	873,003
China Tianyi Holdings, Ltd.	40,000	6,291
China Travel International Investment Hong Kong, Ltd.	2,982,000	637,697
China Unicom Hong Kong, Ltd., ADR	207,222	3,276,180
China Vanadium Titano - Magnetite Mining Company, Ltd. (I)	57,000	8,849
China Water Affairs Group, Ltd.	754,000	272,304
ChinaVision Media Group, Ltd. (I)	460,000	27,590
CIMC Enric Holdings, Ltd.	216,000	367,019
Citic 21CN Company, Ltd. (I)	958,000	65,538
Citic Pacific, Ltd. (L)	1,368,923	1,975,117
Citic Resources Holdings, Ltd. (I)	3,474,000	488,377
Clear Media, Ltd.	57,000	45,640
Coastal Greenland, Ltd. (I)	990,000	42,066
Comba Telecom Systems Holdings, Ltd. (I)(L)	857,500	296,070
Cosco International Holdings, Ltd.	883,040	382,475

10

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Hong Kong (continued)

COSCO Pacific, Ltd.	1,652,683	$2,488,028
CP Pokphand Company	2,984,000	280,976
CSPC Pharmaceutical Group, Ltd. (L)	984,000	639,663
DaChan Food Asia, Ltd. (I)	552,000	69,059
Dah Chong Hong Holdings, Ltd. (L)	476,000	381,523
Dawnrays Pharmaceutical Holdings, Ltd.	80,000	44,370
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	8,379
Digital China Holdings, Ltd.	522,000	609,458
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,950
Embry Holdings, Ltd.	80,000	52,625
Extrawell Pharmaceutical Holdings, Ltd. (I)	1,310,000	81,909
Franshion Properties China, Ltd.	4,430,000	1,474,094
GCL-Poly Energy Holdings, Ltd. (I)(L)	4,366,000	1,427,844
Geely Automobile Holdings Company, Ltd. (L)	2,265,000	1,166,496
Global Bio-Chem Technology Group Company, Ltd. (I)	2,837,200	226,769
Global Sweeteners Holdings, Ltd. (I)	444,000	30,314
Glorious Property Holdings, Ltd. (I)	545,000	112,469
Goldbond Group Holdings, Ltd.	100,000	4,660
Golden Meditech Holdings, Ltd.	1,554,600	166,322
Goldlion Holdings, Ltd.	345,000	164,651
GOME Electrical Appliances Holdings, Ltd. (L)	7,712,000	1,342,805
Good Friend International Holdings, Inc.	42,000	13,273
Guangdong Investment, Ltd.	1,254,000	1,162,665
Guangdong Land Holdings, Ltd.	690,000	157,532
Haier Electronics Group Company, Ltd.	341,000	804,130
Hanergy Solar Group, Ltd. (I)	8,000	1,257
Heng Tai Consumables Group, Ltd. (I)	2,805,525	64,775
Hengdeli Holdings, Ltd. (L)	1,720,400	399,310
Hi Sun Technology China, Ltd. (I)	126,000	32,015
HKC Holdings, Ltd. (I)	3,725,423	128,111
Hopewell Highway Infrastructure, Ltd.	573,000	280,480
Hopson Development Holdings, Ltd. (I)	878,000	1,069,840
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares (L)	1,438,848	332,202
Huabao International Holdings, Ltd.	1,225,000	647,772
Huscoke Resources Holdings, Ltd. (I)	1,804,200	20,480
Inspur International, Ltd. (I)	883,000	199,302
Interchina Holdings Company (I)	1,870,000	130,161
Jinchuan Group International Resources Company, Ltd. (I)	162,000	21,939
Ju Teng International Holdings, Ltd.	981,722	658,407
Kai Yuan Holdings, Ltd. (I)	10,020,000	253,337
Kingboard Chemical Holdings, Ltd.	797,148	2,161,560
Kingboard Laminates Holdings, Ltd.	204,000	88,263
Kunlun Energy Company, Ltd.	1,012,000	1,877,135
KWG Property Holding, Ltd.	1,340,512	804,507
Lai Fung Holdings, Ltd.	5,853,000	150,714
Le Saunda Holdings	108,000	50,283
Lee & Man Paper Manufacturing, Ltd.	305,000	224,574
Lijun International Pharmaceutical Holding, Ltd.	750,000	204,995
LK Technology Holdings, Ltd. (I)	40,000	6,498
Loudong General Nice Resources China Holdings, Ltd. (I)	2,472,000	165,739
Media Chinese International, Ltd.	127,200	39,250
MIE Holdings Corp.	510,000	111,825
MIN XIN Holdings, Ltd.	188,000	100,630
Mingfa Group International Company, Ltd. (I)(L)	840,000	220,376
Minmetals Land, Ltd.	1,722,000	226,548
Nan Hai Corp., Ltd. (I)	26,950,000	194,637

11

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Hong Kong (continued)

NetDragon Websoft, Inc. (L)	121,500	$237,010
New World China Land, Ltd.	3,135,230	1,615,440
New World Department Store China, Ltd.	211,000	116,951
Newton Resources, Ltd. (I)	148,000	14,509
Nine Dragons Paper Holdings, Ltd.	615,000	568,610
North Mining Shares Company, Ltd. (I)	1,340,000	57,039
PetroAsian Energy Holdings, Ltd. (I)	1,864,000	36,528
Phoenix Satellite Television Holdings, Ltd. (L)	726,000	261,828
Poly Property Group Company, Ltd.	2,414,944	1,415,114
Ports Design, Ltd.	242,500	188,032
Pou Sheng International Holdings, Ltd. (I)	2,224,000	119,007
Prosperity International Holdings HK, Ltd. (I)	1,460,000	55,543
Qingling Motors Company, Ltd., H Shares	948,000	289,818
Real Nutriceutical Group, Ltd. (L)	467,000	119,098
Regent Manner International Holdings, Ltd.	503,000	90,782
REXLot Holdings, Ltd. (L)	9,200,000	984,858
Road King Infrastructure, Ltd.	166,000	160,580
Rotam Global Agrosciences, Ltd.	16,000	27,397
Samson Holding, Ltd.	1,383,915	215,981
Shanghai Industrial Holdings, Ltd.	568,041	1,935,363
Shanghai Industrial Urban Development Group, Ltd. (I)(L)	1,049,500	254,466
Shanghai Zendai Property, Ltd. (I)	4,865,000	95,014
Shenzhen International Holdings, Ltd.	8,826,891	1,102,427
Shenzhen Investment, Ltd.	2,860,260	1,128,866
Shimao Property Holdings, Ltd.	1,096,000	2,759,753
Shougang Concord Century Holdings, Ltd. (I)	86,000	3,550
Shougang Concord International Enterprises Company, Ltd. (I)	5,410,000	304,892
Shougang Fushan Resources Group, Ltd. (L)	3,770,000	1,332,049
Silver Grant International, Ltd.	1,130,334	166,294
SIM Technology Group, Ltd. (I)	1,671,000	66,807
Sino Biopharmaceutical	1,860,000	1,463,379
Sino Oil And Gas Holdings, Ltd. (I)(L)	2,745,000	79,310
Sinofert Holdings, Ltd. (L)	2,242,000	384,129
Sinolink Worldwide Holdings, Ltd. (I)	2,210,000	222,338
Sinopec Kantons Holdings, Ltd.	784,000	686,619
Sinotrans Shipping, Ltd.	1,724,000	597,451
Skyworth Digital Holdings, Ltd.	1,397,675	834,913
SMI Corp., Ltd. (I)	48,000	1,206
Solargiga Energy Holdings, Ltd. (I)	997,000	50,089
Sparkle Roll Group, Ltd.	1,144,000	94,434
SRE Group, Ltd. (I)	4,656,000	165,538
TCC International Holdings, Ltd.	1,253,417	617,689
TCL Multimedia Technology Holdings, Ltd.	509,200	240,361
Tech Pro Technology Development, Ltd. (I)	362,000	176,958
Texhong Textile Group, Ltd.	12,000	18,507
Tian An China Investment, Ltd.	931,000	754,915
Tianjin Development Holdings, Ltd. (I)	348,000	234,298
Tianjin Port Development Holdings, Ltd.	14,000	2,489
Tianneng Power International, Ltd.	948,700	348,470
Tomson Group, Ltd.	851,443	273,508
Towngas China Company, Ltd.	567,000	628,590
TPV Technology, Ltd.	1,108,588	237,225
Truly International Holdings, Ltd.	871,000	513,708
United Energy Group, Ltd. (I)	1,846,000	266,685
VODone, Ltd. (I)	1,941,600	200,335
Wasion Group Holdings, Ltd.	522,000	327,518

12

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Hong Kong (continued)

Welling Holding, Ltd.	608,000	$176,922
XTEP International Holdings	305,000	164,141
Yanchang Petroleum International, Ltd. (I)	5,462,273	274,753
Yingde Gases	506,000	542,295
Yip's Chemical Holdings, Ltd.	218,000	192,045
Yuexiu Property Company, Ltd.	6,051,200	1,584,400
Yuexiu Transport Infrastructure, Ltd.	394,000	203,554

Hungary 0.3%		7,116,696

Danubius Hotel and Spa PLC (I)	951	23,142
Magyar Telekom Telecommunications PLC	162,750	212,950
MOL Hungarian Oil and Gas PLC	14,280	900,694
OTP Bank PLC	229,203	4,622,850
PannErgy (I)	2,974	3,845
Richter Gedeon Nyrt	66,910	1,353,215

India 6.1%		146,252,496

3M India, Ltd. (I)	27	1,429
Aban Offshore, Ltd.	21,138	127,303
ABB, Ltd.	32,944	354,839
ABG Shipyard, Ltd. (I)	16,236	69,580
ACC, Ltd.	28,245	497,261
Adani Enterprises, Ltd.	84,130	354,195
Adani Ports and Special Economic Zone	161,968	407,787
Adani Power, Ltd. (I)	448,722	254,896
Aditya Birla Nuvo, Ltd.	50,286	1,006,555
Advanta, Ltd. (I)	325	587
Agro Tech Foods, Ltd.	1,994	16,714
AIA Engineering, Ltd.	27	182
Ajanta Pharma, Ltd.	1,648	25,926
Akzo Nobel India, Ltd.	3,239	43,139
Alembic Pharmaceuticals, Ltd.	38,000	124,218
Allahabad Bank	97,853	143,307
Alok Industries, Ltd. (I)	487,315	60,144
Alstom India, Ltd.	14,071	82,894
Amara Raja Batteries, Ltd.	26,211	135,388
Ambuja Cements, Ltd.	343,056	1,019,090
Amtek Auto, Ltd.	149,007	167,864
Anant Raj Industries, Ltd. (I)	151,998	116,864
Andhra Bank	157,627	157,326
Apollo Hospitals Enterprise, Ltd.	44,250	592,712
Apollo Tyres, Ltd.	101,628	130,561
Arvind, Ltd.	144,398	295,404
Ashok Leyland, Ltd.	1,368,930	367,237
Asian Paints, Ltd.	118,840	960,515
Aurobindo Pharma, Ltd.	77,853	366,147
Axis Bank, Ltd.	136,878	2,543,779
Axis Bank, Ltd., GDR	95	1,803
Bajaj Auto, Ltd.	28,118	890,106
Bajaj Corp., Ltd.	10,138	37,309
Bajaj Electricals, Ltd.	17,856	48,115
Bajaj Finance, Ltd.	17,501	396,991
Bajaj Finserv, Ltd.	35,935	425,500
Bajaj Hindusthan, Ltd.	266,322	62,152
Bajaj Holdings and Investment, Ltd.	41,862	575,938
Balkrishna Industries, Ltd.	19,674	89,889

13

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

India (continued)

Ballarpur Industries, Ltd.	487,134	$96,652
Balmer Lawrie & Company, Ltd.	13,965	68,074
Balrampur Chini Mills, Ltd.	160,224	120,865
Bank of Baroda	60,660	630,226
Bank of India	128,328	450,810
Bank of Maharashtra	193,238	118,294
BASF India, Ltd.	3,768	37,821
Bata India, Ltd.	11,358	193,303
BEML, Ltd.	19,471	57,073
Berger Paints India, Ltd.	58,110	224,660
BGR Energy Systems, Ltd.	18,048	33,533
Bharat Electronics, Ltd.	8,497	142,577
Bharat Forge, Ltd.	59,419	283,554
Bharat Heavy Electricals, Ltd.	301,334	756,335
Bharat Petroleum Corp., Ltd.	76,032	415,856
Bharti Airtel, Ltd. (I)	285,845	1,496,116
Bhushan Steel, Ltd.	33,252	256,172
Biocon, Ltd.	37,649	232,246
Birla Corp., Ltd.	41,760	158,242
Blue Dart Express, Ltd.	1,817	85,483
Blue Star, Ltd.	4,203	10,910
Bombay Dyeing & Manufacturing Company, Ltd.	19,782	22,319
Bombay Rayon Fashions, Ltd. (I)	15,869	47,280
Bosch, Ltd.	2,921	406,343
Brigade Enterprises, Ltd.	22,407	20,175
Britannia Industries, Ltd.	23,120	323,396
Cadila Healthcare, Ltd.	23,683	278,199
Cairn India, Ltd.	200,962	1,040,337
Canara Bank	91,968	365,346
Capital First, Ltd.	9,269	23,326
Carborundum Universal, Ltd.	2,776	6,319
Central Bank of India	314,027	263,206
Century Textiles & Industries, Ltd.	32,699	142,880
CESC, Ltd.	51,783	314,785
Chambal Fertilizers & Chemicals, Ltd.	224,870	140,179
Chennai Petroleum Corp., Ltd. (I)	5,582	5,789
Cholamandalam Investment and Finance Company, Ltd.	8,951	35,934
Cipla, Ltd.	163,687	1,024,773
City Union Bank, Ltd.	160,171	127,110
Clariant Chemicals India, Ltd.	2,333	21,942
CMC, Ltd.	3,811	81,174
Colgate-Palmolive India, Ltd.	16,631	336,999
Container Corp of India	18,835	219,512
Coromandel International, Ltd.	37,044	139,849
Corporation Bank	30,114	128,938
Crompton Greaves, Ltd.	202,125	403,956
Cummins India, Ltd.	33,341	228,492
Dabur India, Ltd.	193,177	509,791
Dalmia Bharat Enterprises, Ltd.	18,693	38,401
DB Corp., Ltd.	6,096	26,135
DCM Shriram Consolidated	26,804	23,385
Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	74,596
DEN Networks, Ltd. (I)	13,328	30,794
Development Credit Bank, Ltd. (I)	184,559	146,044
Dish TV India, Ltd. (I)	261,785	233,995
Divi's Laboratories, Ltd.	20,648	382,151

14

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

India (continued)

DLF, Ltd.	407,900	$985,766
Dr. Reddy's Laboratories, Ltd.	22,320	887,937
Dr. Reddy's Laboratories, Ltd., ADR (L)	18,324	746,703
Dredging Corp. of India, Ltd.	15,333	64,790
eClerx Services, Ltd.	4,262	74,090
Edelweiss Financial Services, Ltd.	221,050	93,265
Eicher Motors, Ltd.	8,358	630,005
EID Parry India, Ltd.	81,890	179,360
EIH, Ltd.	23,350	19,826
Elder Pharmaceuticals, Ltd. (I)	8,295	39,521
Electrosteel Castings, Ltd.	93,708	22,948
Emami, Ltd.	32,116	255,149
Engineers India, Ltd.	29,019	72,483
Entertainment Network India, Ltd.	2,857	14,988
Era Infra Engineering, Ltd. (I)	27,625	9,955
Eros International Media, Ltd.	9,993	27,045
Escorts, Ltd.	43,887	82,108
Ess Dee Aluminium, Ltd.	3,039	25,319
Essar Oil, Ltd. (I)	198,149	167,799
Essar Ports, Ltd.	118,939	111,226
Essar Shipping, Ltd. (I)	59,469	16,738
Essel Propack, Ltd.	89,057	69,405
Exide Industries, Ltd.	133,388	246,667
FAG Bearings India, Ltd.	68	1,630
FDC, Ltd.	15,540	26,637
Federal Bank, Ltd.	806,835	1,023,761
Federal-Mogul Goetze India, Ltd. (I)	8,130	25,255
Financial Technologies India, Ltd.	13,029	34,935
Finolex Cables, Ltd.	89,396	107,870
Finolex Industries, Ltd.	64,689	170,291
Fortis Healthcare, Ltd. (I)	99,267	173,006
GAIL India, Ltd.	185,255	1,005,819
GAIL India, Ltd., GDR	1,143	35,171
Gammon India, Ltd. (I)	77,691	17,305
Gateway Distriparks, Ltd.	73,703	150,942
Gillette India, Ltd.	165	4,994
Gitanjali Gems, Ltd. (I)	50,394	43,003
GlaxoSmithKline Pharmaceuticals, Ltd.	9,366	369,958
Glenmark Pharmaceuticals, Ltd.	38,363	316,069
GMR Infrastructure, Ltd. (I)	806,252	263,423
Godfrey Philips India, Ltd.	379	15,890
Godrej Consumer Products, Ltd.	48,992	697,090
Godrej Industries, Ltd.	31,758	139,181
Godrej Properties, Ltd.	5,186	13,879
Graphite India, Ltd.	80,822	102,146
Grasim Industries, Ltd.	31,208	1,390,417
Greaves Cotton, Ltd.	9,011	9,163
Grindwell Norton, Ltd.	43	184
Gujarat Alkalies & Chemicals, Ltd.	51,800	131,798
Gujarat Fluorochemicals, Ltd.	32,948	125,076
Gujarat Gas Company, Ltd.	4,533	19,887
Gujarat Mineral Development Corp., Ltd.	39,642	68,387
Gujarat Narmada Valley Fertilizers Company, Ltd.	65,805	68,475
Gujarat NRE Coke, Ltd. (I)	85,965	13,871
Gujarat State Fertilisers & Chemicals, Ltd.	197,434	181,322
Gujarat State Petronet, Ltd.	46,716	44,472

15

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

India (continued)

Gulf Oil Corp, Ltd.	44,106	$57,726
GVK Power & Infrastructure, Ltd. (I)	648,891	76,206
Hathway Cable & Datacom, Ltd. (I)	24,593	103,798
Havells India, Ltd.	21,359	257,742
HBL Power Systems, Ltd.	104,569	16,657
HCL Infosystems, Ltd. (I)	185,657	63,086
HCL Technologies, Ltd.	99,718	1,725,232
HDFC Bank, Ltd.	538,287	5,711,227
HEG, Ltd.	17,873	52,628
HeidelbergCement India, Ltd. (I)	87,352	53,421
Hero Motorcorp, Ltd.	25,087	820,774
Hexa Tradex, Ltd. (I)	42,642	10,832
Hexaware Technologies, Ltd.	327,232	641,192
Himachal Futuristic Communications (I)	116,428	14,798
Hindalco Industries, Ltd.	1,014,546	1,991,919
Hinduja Ventures, Ltd.	5,652	23,843
Hindustan Oil Exploration Company, Ltd. (I)	20,262	11,112
Hindustan Petroleum Corp., Ltd.	42,367	146,170
Honeywell Automation India, Ltd.	130	5,453
Hotel Leela Venture, Ltd. (I)	161,732	38,284
Housing Development & Infrastructure, Ltd. (I)	335,502	269,552
HSIL, Ltd.	27,538	46,306
ICICI Bank, Ltd., ADR	65,621	2,353,169
IDBI Bank, Ltd.	211,610	218,545
Idea Cellular, Ltd.	770,006	2,159,489
IDFC, Ltd.	597,521	997,723
IFCI, Ltd.	799,536	325,507
India Cements, Ltd.	309,375	296,215
India Infoline, Ltd.	254,359	246,478
Indiabulls Housing Finance, Ltd.	316,454	1,130,803
Indiabulls Infrastructure and Power, Ltd. (I)	1,398,736	82,947
Indiabulls Real Estate, Ltd.	251,053	275,581
Indian Bank	92,080	148,526
Indian Hotels Company, Ltd.	502,469	384,629
Indian Oil Corp., Ltd.	79,634	256,144
Indian Overseas Bank	198,424	163,475
Indraprastha Gas, Ltd.	23,389	104,821
IndusInd Bank, Ltd.	59,290	403,360
Info Edge India, Ltd.	1,267	9,032
Infosys, Ltd.	31,493	1,691,761
Infosys, Ltd., ADR (L)	100,446	5,426,093
Infotech Enterprises, Ltd.	17,414	75,978
ING Vysya Bank, Ltd.	77,939	705,841
Ingersoll-Rand India, Ltd.	9,856	55,784
Ipca Laboratories, Ltd.	21,683	228,820
IRB Infrastructure Developers, Ltd.	60,446	93,701
ITC, Ltd.	652,140	3,349,347
IVRCL, Ltd. (I)	114,996	25,713
Jagran Prakashan, Ltd.	14,178	18,755
Jain Irrigation Systems, Ltd.	59,847	68,023
Jaiprakash Associates, Ltd.	676,585	586,097
Jaiprakash Power Ventures, Ltd. (I)	321,330	95,068
Jammu & Kashmir Bank, Ltd.	33,817	658,880
JB Chemicals & Pharmaceuticals, Ltd.	44,422	83,331
JBF Industries, Ltd.	30,363	42,048
Jet Airways India, Ltd. (I)	7,109	34,379

16

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

India (continued)

Jindal Poly Films, Ltd.	15,538	$35,006
Jindal Poly Investments and Finance Company, Ltd. (I)	3,884	324
Jindal Saw, Ltd.	176,270	129,311
Jindal Stainless, Ltd. (I)	78,009	46,790
Jindal Steel & Power, Ltd.	202,531	833,206
JK Cement, Ltd.	22,552	70,659
JK Lakshmi Cement, Ltd.	70,257	78,845
JM Financial, Ltd.	368,362	169,704
JSW Energy, Ltd.	345,624	286,016
JSW Steel, Ltd.	123,306	1,811,619
Jubilant Foodworks, Ltd. (I)	2,454	51,473
Jubilant Life Sciences, Ltd.	64,699	143,381
Jyothy Laboratories, Ltd.	24,297	71,261
Kajaria Ceramics, Ltd.	7,804	31,332
Kalpataru Power Transmission, Ltd.	22,050	27,671
Kansai Nerolac Paints, Ltd.	587	10,006
Karnataka Bank, Ltd.	140,550	233,077
Karur Vysya Bank, Ltd.	49,942	268,590
Kaveri Seed Company, Ltd.	1,699	41,646
Kesoram Industries, Ltd.	80,244	76,639
Kirloskar Brothers, Ltd.	4,757	12,550
Kotak Mahindra Bank, Ltd.	139,780	1,697,394
KPIT Cummins Infosystems, Ltd.	55,388	127,953
KSB Pumps, Ltd.	7,884	33,146
KSK Energy Ventures, Ltd. (I)	7,103	6,887
Lakshmi Machine Works, Ltd.	825	33,022
Lakshmi Vilas Bank, Ltd.	25,195	28,396
Lanco Infratech, Ltd. (I)	511,323	49,014
Larsen & Toubro, Ltd.	110,390	1,844,509
Larsen & Toubro, Ltd., GDR	41,610	679,912
Lupin, Ltd.	57,843	831,802
Madras Cements, Ltd. (I)	106,301	287,422
Maharashtra Seamless, Ltd.	54,295	146,901
Mahindra & Mahindra, Ltd.	153,989	2,325,647
Mahindra & Mahindra, Ltd., GDR	19,216	292,859
Mahindra Lifespace Developers, Ltd.	21,630	136,568
Manaksia, Ltd.	35,648	28,706
Mangalore Refinery and Petrochemicals, Ltd. (I)	252,641	170,157
Marico Kaya Enterprises, Ltd. (I)	1,828	4,753
Marico, Ltd.	91,382	314,964
Maruti Suzuki India, Ltd.	34,530	925,813
MAX India, Ltd.	37,120	125,034
McLeod Russel India, Ltd.	37,627	169,280
Mercator, Ltd. (I)	212,137	54,291
Merck, Ltd.	2,868	28,761
MindTree, Ltd.	3,689	81,520
Monnet Ispat & Energy, Ltd.	32,137	77,982
Monsanto India, Ltd.	1,026	11,516
Motherson Sumi Systems, Ltd.	71,568	325,045
Mphasis, Ltd.	15,210	97,324
MRF, Ltd.	1,922	535,508
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	42,714
Nagarjuna Oil Refinery, Ltd. (I)	229,114	14,288
Natco Pharma, Ltd.	8,097	101,331
National Aluminium Company, Ltd.	490,659	293,118
National Hydroelectric Power Corp., Ltd.	1,205,379	350,299

17

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

India (continued)

Nava Bharat Ventures, Ltd.	43,984	$112,824
Navneet Publications India, Ltd.	50,728	43,881
NCC, Ltd.	246,877	99,318
NESCO, Ltd.	1,049	12,736
Nestle India, Ltd.	8,256	678,591
NIIT Technologies, Ltd.	45,471	231,929
NIIT, Ltd.	136,918	49,392
Nitin Fire Protection Industries, Ltd.	42,198	38,003
Noida Toll Bridge Company, Ltd.	171,479	55,500
NTPC, Ltd.	338,523	800,544
Oberoi Realty, Ltd.	8,032	24,871
Oil & Natural Gas Corp., Ltd.	248,385	1,192,962
Oil India, Ltd.	61,573	476,000
OMAXE, Ltd.	106,368	214,944
Opto Circuits India, Ltd. (I)	43,971	15,177
Oracle Financial Services Software, Ltd. (I)	9,555	473,700
Orchid Chemicals & Pharmaceuticals, Ltd. (I)	41,486	34,028
Orient Cement, Ltd.	82,674	51,274
Orient Paper & Industries, Ltd.	82,674	14,458
Oriental Bank of Commerce	67,526	202,019
Orissa Minerals Development Company, Ltd.	400	13,586
Page Industries, Ltd.	1,305	108,887
Panacea Biotec, Ltd. (I)	18,056	29,200
Parsvnath Developers, Ltd. (I)	129,259	52,288
Peninsula Land, Ltd.	89,370	47,357
Persistent Systems, Ltd.	1,432	19,848
Petronet LNG, Ltd.	130,308	275,693
Pfizer, Ltd.	1,678	45,845
Phoenix Mills, Ltd.	1,084	3,993
Pidilite Industries, Ltd.	62,233	299,491
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	62,729
Piramal Enterprises, Ltd.	87,007	721,863
Plethico Pharmaceuticals, Ltd. (I)	5,976	4,463
Polaris Financial Technology, Ltd.	39,735	85,417
Polyplex Corp., Ltd.	18,044	46,046
Power Grid Corp. of India, Ltd.	410,335	623,343
Praj Industries, Ltd.	57,344	37,797
Prism Cement, Ltd. (I)	71,827	29,728
PTC India, Ltd.	222,817	228,111
Punj Lloyd, Ltd. (I)	224,909	95,854
Punjab National Bank, Ltd. (I)	5,000	45,415
Radico Khaitan, Ltd.	25,939	56,380
Rain Commodities Ltd.	114,375	64,039
Rajesh Exports, Ltd.	43,299	63,720
Rallis India, Ltd.	32,506	95,107
Ranbaxy Laboratories, Ltd. (I)	49,073	329,837
Ranbaxy Laboratories, Ltd., GDR (I)	2,335	15,464
Raymond, Ltd.	43,363	193,558
Redington India, Ltd.	66,332	70,240
REI Agro, Ltd. (I)	164,589	15,944
Reliance Capital, Ltd.	108,604	651,828
Reliance Communications, Ltd.	564,683	1,257,605
Reliance Industries, Ltd.	773,503	10,533,499
Reliance Infrastructure, Ltd.	72,487	498,165
Reliance Power, Ltd. (I)	555,888	643,025
Rolta India, Ltd.	153,518	156,692

18

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

India (continued)

Ruchi Soya Industries, Ltd.	127,227	$61,434
Rural Electrification Corp., Ltd.	370,755	1,348,684
Sadbhav Engineering, Ltd.	2,751	3,768
Sanwaria Agro Oils, Ltd. (I)	559	125
Schneider Electric Infrastructure, Ltd. (I)	29,017	30,881
Sesa Goa, Ltd.	194,063	567,713
Sesa Goa, Ltd., ADR	209,661	2,421,585
Shipping Corp. of India, Ltd. (I)	29,724	17,047
Shoppers Stop, Ltd.	10,088	52,986
Shree Cement, Ltd.	2,993	207,889
Shree Renuka Sugars, Ltd.	423,210	139,825
Shriram Transport Finance Company, Ltd.	43,154	406,400
Siemens India, Ltd.	19,959	197,770
Sintex Industries, Ltd.	88,110	42,959
SJVN, Ltd.	43,447	14,530
SKF India, Ltd.	4,330	45,120
Sobha Developers, Ltd.	50,252	263,291
Solar Industries India, Ltd.	1,324	19,329
South Indian Bank, Ltd.	847,658	277,405
SREI Infrastructure Finance, Ltd.	294,220	102,726
SRF, Ltd.	19,638	65,022
State Bank of Bikaner & Jaipur	18,445	93,780
State Bank of India	59,375	1,736,407
State Bank of India, GDR	4,501	258,986
Steel Authority of India, Ltd.	333,223	361,501
Sterling Biotech, Ltd. (I)	96,778	13,681
Sterlite Technologies, Ltd.	53,825	19,399
Strides Arcolab, Ltd.	10,655	178,926
Styrolution ABS India, Ltd.	189	1,258
Sun Pharma Advanced Research Company, Ltd. (I)	56,021	138,613
Sun Pharmaceutical Industries, Ltd.	222,476	2,039,803
Sun TV Network, Ltd.	35,083	206,981
Sundaram Finance, Ltd.	17,300	157,879
Supreme Industries, Ltd.	11,409	73,379
Suzlon Energy, Ltd. (I)	534,875	84,526
Syndicate Bank	165,888	237,467
Tamil Nadu Newsprint & Papers, Ltd.	37,939	68,668
Tata Chemicals, Ltd.	57,964	257,573
Tata Communications, Ltd.	33,200	153,222
Tata Consultancy Services, Ltd.	140,278	4,501,387
Tata Elxsi, Ltd.	5,653	27,109
Tata Global Beverages, Ltd.	410,020	974,744
Tata Investment Corp., Ltd.	15,423	99,809
Tata Motors, Ltd.	270,073	1,740,930
Tata Motors, Ltd., ADR (L)	53,090	1,723,832
Tata Power Company, Ltd.	518,744	661,815
Tata Steel, Ltd.	302,239	1,936,115
Tata Teleservices Maharashtra, Ltd. (I)	203,654	22,325
Tech Mahindra, Ltd.	33,779	917,019
Texmaco Rail & Engineering, Ltd.	5,288	3,408
The Great Eastern Shipping Company, Ltd.	84,792	402,471
Thermax, Ltd.	13,303	136,639
Time Technoplast, Ltd.	105,115	58,014
Titagarh Wagons, Ltd.	8,719	14,611
Titan Industries, Ltd.	96,547	352,350
Torrent Pharmaceuticals, Ltd.	31,826	235,031

19

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

India (continued)

Torrent Power, Ltd.	9,093	$18,101
Trent, Ltd.	871	14,496
Triveni Turbine, Ltd.	25,986	21,241
TTK Prestige, Ltd.	1,939	109,232
Tube Investments of India, Ltd.	14,367	37,429
TV18 Broadcast, Ltd. (I)	129,279	46,842
TVS Motor Company, Ltd.	47,690	41,948
UCO Bank	198,438	239,582
Uflex, Ltd.	34,032	43,176
Ultratech Cement, Ltd.	27,084	828,524
Union Bank of India, Ltd.	122,021	236,407
Unitech, Ltd. (I)	747,580	199,784
United Breweries, Ltd.	29,446	371,880
United Phosphorus, Ltd.	153,082	409,652
United Spirits, Ltd. (I)	35,920	1,496,982
Usha Martin, Ltd.	176,167	74,984
Uttam Value Steels, Ltd. (I)	25,353	2,680
V-Guard Industries, Ltd.	4,399	33,966
Vardhman Special Steels, Ltd. (I)	1,653	324
Vardhman Textiles, Ltd.	8,267	51,654
Videocon Industries, Ltd.	86,553	236,743
Vijaya Bank	167,219	105,081
VIP Industries, Ltd.	21,685	20,604
Voltas, Ltd.	67,658	120,128
VST Industries, Ltd.	2,273	60,367
Welspun Corp, Ltd.	14,506	8,972
Wipro, Ltd.	203,314	1,537,949
Wockhardt, Ltd.	20,900	143,162
Wyeth, Ltd.	346	5,484
Yes Bank, Ltd.	90,602	536,889
Zee Entertainment Enterprises, Ltd.	220,526	917,904
Zuari Agro Chemicals, Ltd.	9,847	21,464
Zuari Global, Ltd.	9,847	12,314
Zydus Wellness, Ltd.	2,372	20,535

Indonesia 2.5%		59,894,713

Ace Hardware Indonesia Tbk PT	410,000	23,653
Adaro Energy Tbk PT	6,332,000	597,040
Adhi Karya Persero Tbk PT	1,076,000	143,542
Agung Podomoro Land Tbk PT	1,816,500	37,119
AKR Corporindo Tbk PT	1,516,000	591,485
Alam Sutera Realty Tbk PT	10,848,000	429,325
Aneka Tambang Persero Tbk PT	5,330,000	560,709
Asahimas Flat Glass Tbk PT (I)	113,500	64,961
Astra Agro Lestari Tbk PT	243,500	452,996
Astra Graphia Tbk PT	606,500	85,610
Astra International Tbk PT	8,228,000	4,290,137
Bakrie & Brothers Tbk PT (I)	129,839,261	97,685
Bakrie Sumatera Plantations Tbk PT (I)	17,913,000	74,879
Bakrie Telecom Tbk PT (I)	34,369,000	143,653
Bakrieland Development Tbk PT (I)	43,066,000	180,004
Bank Bukopin Tbk PT	4,762,666	226,641
Bank Central Asia Tbk PT	4,506,500	3,628,794
Bank Danamon Indonesia Tbk PT	3,929,871	1,247,443
Bank Mandiri Persero Tbk PT	5,420,646	3,457,010
Bank Negara Indonesia Persero Tbk PT	4,783,103	1,635,542

20

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Indonesia (continued)

Bank Pan Indonesia Tbk PT (I)	8,835,000	$501,311
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,929,000	135,209
Bank Permata Tbk PT (I)	25,500	2,748
Bank Rakyat Indonesia Persero Tbk PT	5,305,500	3,296,164
Bank Tabungan Negara Persero Tbk PT	3,290,798	266,456
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	78,837
Barito Pacific Tbk PT (I)	3,360,000	123,592
Bayan Resources Tbk PT (I)	98,000	70,858
Benakat Petroleum Energy Tbk PT (I)	539,500	4,907
Berau Coal Energy Tbk PT (I)	150,000	2,105
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
Bisi International PT	903,000	42,192
Budi Acid Jaya Tbk PT (I)	2,039,000	21,121
Bumi Resources Tbk PT (I)	30,622,430	740,721
Bumi Serpong Damai PT	8,460,000	952,719
BW Plantation Tbk PT	1,403,000	149,927
Central Proteinaprima Tbk PT (I)	30,464,500	127,333
Chandra Asri Petrochemical Tbk PT (I)	8,000	2,007
Charoen Pokphand Indonesia Tbk PT	3,279,420	929,766
Ciputra Development Tbk PT	15,864,000	965,615
Ciputra Property Tbk PT	1,119,500	56,956
Ciputra Surya Tbk PT	1,437,500	216,943
Citra Marga Nusaphala Persada Tbk PT (I)	1,580,000	422,300
Darma Henwa Tbk PT (I)	20,860,500	87,191
Davomas Abadi Tbk PT (I)	8,435,500	35,258
Delta Dunia Makmur Tbk PT (I)	4,163,000	17,728
Elnusa Tbk PT	2,863,500	77,891
Energi Mega Persada Tbk PT (I)	40,739,638	220,997
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	83,201
Fajar Surya Wisesa Tbk PT (I)	146,500	24,481
Gajah Tunggal Tbk PT	2,601,000	390,458
Global Mediacom Tbk PT	6,626,000	1,080,456
Gozco Plantations Tbk PT (I)	5,611,200	53,958
Gudang Garam Tbk PT	390,243	1,205,283
Hanson International Tbk PT (I)	4,028,000	168,366
Harum Energy Tbk PT	841,000	231,616
Hexindo Adiperkasa Tbk PT	117,000	29,797
Holcim Indonesia Tbk PT	1,136,000	218,095
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	4,870,000	621,733
Indika Energy Tbk PT	1,908,000	103,777
Indo Tambangraya Megah Tbk PT	183,500	439,918
Indocement Tunggal Prakarsa Tbk PT	682,500	1,073,704
Indofood CBP Sukses Makmur Tbk PT	406,500	339,989
Indofood Sukses Makmur Tbk PT	3,959,000	2,199,582
Indosat Tbk PT	721,000	231,789
Indosat Tbk PT, ADR	500	8,135
Inovisi Infracom Tbk PT (I)	171,112	18,842
Intiland Development Tbk PT	3,553,500	94,924
Japfa Comfeed Indonesia Tbk PT	3,722,500	385,695
Jasa Marga Tbk PT	1,262,500	537,515
Kalbe Farma Tbk PT	10,300,000	1,048,796
Kawasan Industri Jababeka Tbk PT	15,866,595	271,747
Lippo Cikarang Tbk PT (I)	428,500	167,010
Lippo Karawaci Tbk PT	25,605,625	1,944,832
Malindo Feedmill Tbk PT	705,000	198,595
Matahari Putra Prima Tbk PT	3,563,000	591,567

21

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Indonesia (continued)

Mayora Indah Tbk PT	258,708	$596,428
Medco Energi Internasional Tbk PT	2,289,000	483,807
Media Nusantara Citra Tbk PT	1,910,500	426,524
Mitra Adiperkasa Tbk PT	1,032,000	420,312
Mitra International Resources Tbk PT (I)	5,235,500	23,164
MNC Investama Tbk PT	24,011,300	661,111
Modern Internasional Tbk PT	304,100	19,830
Nippon Indosari Corpindo Tbk PT	652,500	55,636
Nusantara Infrastructure Tbk PT (I)	3,354,000	82,711
Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	50,118
Pakuwon Jati Tbk PT	7,365,500	153,476
Panin Financial Tbk PT (I)	18,582,500	272,983
Panin Insurance Tbk PT	1,443,000	78,362
Panin Sekuritas Tbk Pt	22,500	7,712
Pembangunan Perumahan Persero Tbk PT	1,302,000	124,598
Perusahaan Gas Negara Persero Tbk PT	3,522,500	1,425,949
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,882,500	596,182
Petrosea Tbk PT	243,000	26,577
Polychem Indonesia Tbk PT (I)	1,930,000	37,995
Ramayana Lestari Sentosa Tbk PT	4,070,000	376,927
Resource Alam Indonesia Tbk PT	392,500	89,329
Samindo Resources Tbk PT (I)	31,500	1,251
Sampoerna Agro Tbk PT	1,086,500	168,008
Samudera Indonesia Tbk PT	74,500	18,683
Selamat Sempurna Tbk PT	1,188,000	382,676
Semen Gresik Persero Tbk PT	1,264,500	1,349,678
Sentul City Tbk PT (I)	21,083,000	304,080
Sinar Mas Multiartha Tbk PT	37,000	11,831
Sugih Energy Tbk PT (I)	5,427,500	201,901
Summarecon Agung Tbk PT	13,523,500	1,015,985
Surya Citra Media Tbk PT	274,500	65,297
Surya Semesta Internusa Tbk PT	3,281,500	199,482
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	620,500	621,446
Telekomunikasi Indonesia Persero Tbk PT	1,992,500	361,602
Telekomunikasi Indonesia Tbk PT, ADR (L)	70,915	2,591,234
Tiga Pilar Sejahtera Food Tbk	1,816,500	212,262
Timah Persero Tbk PT	1,576,000	211,827
Total Bangun Persada Tbk PT	380,500	18,405
Tower Bersama Infrastructure Tbk PT (I)	552,500	276,834
Trada Maritime Tbk PT (I)	3,508,500	466,005
Trias Sentosa Tbk PT	1,000,000	20,899
Trimegah Securities Tbk PT (I)	1,540,500	7,718
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	8,124
Tunas Baru Lampung Tbk PT	1,536,000	62,814
Tunas Ridean Tbk PT	872,500	40,784
Unilever Indonesia Tbk PT	509,000	1,130,309
United Tractors Tbk PT	792,000	1,205,854
Vale Indonesia Tbk PT	3,245,000	649,641
Wijaya Karya Persero Tbk PT	2,967,500	408,147
Xl Axiata Tbk PT	1,416,000	591,264

Israel 0.0%		152,473

Mivtach Shamir Holdings, Ltd.	4,105	152,473

22

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Luxembourg 0.0%		$74,658

O'Key Group SA, GDR	5,946	74,658

Malaysia 4.4%		105,852,318

Adventa BHD (I)	25,200	8,210
Aeon Company BHD	72,600	340,156
AEON Credit Service M BHD	6,360	30,085
Affin Holdings BHD	430,900	564,071
AirAsia BHD	1,519,200	1,125,345
Alam Maritim Resources BHD	267,200	124,987
Alliance Financial Group BHD	1,182,400	1,811,005
AMMB Holdings BHD	1,549,050	3,554,033
Amway Malaysia Holdings BHD	400	1,548
Ann Joo Resources BHD (I)	256,700	90,773
APM Automotive Holdings BHD	185,000	336,971
Axiata Group BHD	889,400	1,853,836
Batu Kawan BHD	19,400	117,699
Benalec Holdings BHD	376,200	102,643
Berjaya Assets BHD	437,700	118,823
Berjaya Corp. BHD	3,698,200	607,939
Berjaya Land BHD	846,900	218,076
Berjaya Sports Toto BHD	398,768	483,732
BIMB Holdings BHD	290,600	404,368
Bintulu Port Holdings BHD	300	700
Boustead Heavy Industries Corp. BHD (I)	16,400	13,931
Boustead Holdings BHD	486,706	807,672
British American Tobacco Malaysia BHD	61,000	1,190,702
Bumi Armada BHD	678,400	835,708
Bursa Malaysia BHD	301,400	752,543
Cahya Mata Sarawak BHD	189,600	346,270
Carlsberg Brewery-Malay BHD	123,400	471,602
CB Industrial Product Holding BHD	188,770	186,863
CIMB Group Holdings BHD	2,439,702	5,732,731
Coastal Contracts BHD	244,266	239,366
CSC Steel Holdings BHD	234,900	96,175
Cypark Resources BHD	75,900	57,190
Daibochi Plastic & Packaging Industry BHD	9,100	11,286
Daya Materials BHD	263,000	30,936
Dayang Enterprise Holdings BHD	116,400	193,956
Dialog Group BHD	828,100	765,115
DiGi.Com BHD	1,173,280	1,773,139
DRB-Hicom BHD	933,100	749,790
Dutch Lady Milk Industries BHD	9,900	148,938
Eastern & Oriental BHD	830,700	494,389
ECM Libra Financial Group BHD (I)	100,844	33,464
Evergreen Fibreboard BHD (I)	570,300	84,060
Faber Group BHD	287,400	230,963
Fraser & Neave Holdings BHD	45,100	255,473
Gamuda BHD	1,248,000	1,842,052
Genting BHD	945,000	2,992,852
Genting Malaysia BHD	1,880,100	2,471,797
Genting Plantations BHD	193,400	659,406
Globetronics Technology BHD	172,980	168,938
Glomac BHD	411,400	139,142
Goldis BHD (I)	345,693	212,312
Green Packet BHD (I)	127,800	18,442
Guinness Anchor BHD	94,900	478,713

23

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Malaysia (continued)

GuocoLand Malaysia BHD	37,100	$12,422
Hai-O Enterprise BHD	58,500	48,106
Hap Seng Consolidated BHD	858,500	708,799
Hap Seng Plantations Holdings BHD	241,000	195,260
Hartalega Holdings BHD	167,300	381,494
HO WAH Genting BHD (I)	671,700	44,732
Hock Seng LEE BHD	157,592	94,241
Hong Leong Bank BHD	258,240	1,131,598
Hong Leong Financial Group BHD	265,900	1,304,587
Hong Leong Industries BHD	62,900	102,277
Hua Yang BHD	72,266	47,769
Hwang-DBS Malaysia BHD (I)	69,400	92,997
IGB Corp. BHD	1,390,740	1,169,438
IJM Corp. BHD	1,524,980	2,766,924
IJM Land BHD	437,700	353,115
IJM Plantations BHD	174,500	183,416
Insas BHD	488,074	145,882
Integrated Logistics BHD	175,560	39,772
Integrax BHD	74,400	47,332
IOI Corp. BHD	1,098,100	1,920,533
Iris Corp. BHD	143,500	12,224
JAKS Resources BHD (I)	413,200	67,327
Jaya Tiasa Holdings BHD	178,605	131,356
JCY International BHD	623,800	111,203
JT International BHD	13,900	28,467
K&N Kenanga Holdings BHD (I)	199,317	38,327
Karambunai Corp. BHD (I)	1,224,300	28,419
Keck Seng Malaysia BHD	309,650	721,993
Kian JOO CAN Factory BHD	332,000	329,307
Kim Loong Resources BHD	37,800	30,394
Kimlun Corp. BHD	93,700	53,504
Kinsteel BHD (I)	706,200	36,122
KLCC Property Holdings BHD	588,400	1,077,627
KNM Group BHD (I)	1,300,625	173,304
Kossan Rubber Industries	171,200	198,551
KPJ Healthcare BHD	342,400	647,837
KSL Holdings BHD (I)	210,966	134,217
Kuala Lumpur Kepong BHD	160,058	1,220,917
KUB Malaysia BHD (I)	592,900	79,050
Kulim Malaysia BHD	511,700	584,344
Kumpulan Europlus BHD (I)	320,300	118,178
Kumpulan Fima BHD	93,300	57,312
Kumpulan Perangsang Selangor BHD	164,000	110,809
Lafarge Malayan Cement BHD	208,800	637,614
Land & General BHD (I)	339,000	38,930
Landmarks BHD (I)	325,700	110,036
LBS Bina Group BHD (I)	210,000	108,089
Lion Corp. BHD (I)	324,258	9,555
Lion Diversified Holdings BHD	501,200	31,899
Lion Industries Corp. BHD	544,000	126,460
LPI Capital BHD	12,600	64,821
Magnum BHD	179,600	182,260
Mah Sing Group BHD	730,739	500,761
Malayan Banking BHD	2,333,736	7,076,363
Malayan Flour Mills BHD	129,300	58,550
Malaysia Airports Holdings BHD	300,983	808,283

24

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Malaysia (continued)

Malaysia Building Society BHD	151,526	$123,064
Malaysia Marine And Heavy Engineering Holdings BHD	161,300	187,954
Malaysian Airline System BHD (I)	2,798,100	273,254
Malaysian Bulk Carriers BHD	166,200	88,619
Malaysian Pacific Industries BHD	20,738	20,837
Malaysian Resources Corp. BHD	1,152,500	486,458
Maxis BHD	714,285	1,558,550
MBM Resources BHD	98,150	109,297
Media Prima BHD	787,280	647,262
Mega First Corp. BHD	193,700	118,366
MISC BHD (I)	609,650	1,037,743
MK Land Holdings BHD	623,400	71,467
MKH BHD	113,861	92,831
MMC Corp. BHD	988,700	865,205
MNRB Holdings BHD	45,300	50,819
Mudajaya Group BHD	103,100	88,533
Muhibbah Engineering Malaysia BHD	350,900	252,216
Mulpha International BHD (I)	2,093,400	275,659
My EG Services BHD	155,300	121,217
Naim Holdings BHD	148,000	166,556
NCB Holdings BHD	29,600	33,525
Nestle Malaysia BHD	2,400	51,013
NTPM Holdings BHD	3,100	673
Oriental Holdings BHD	370,620	989,055
OSK Holdings BHD	812,645	408,203
Padini Holdings BHD	322,700	178,193
Panasonic Manufacturing Malaysia BHD	10,900	76,631
Paramount Corp. BHD	68,320	32,429
Parkson Holdings BHD	440,800	472,873
Pelikan International Corp. BHD (I)	26,670	5,054
Perdana Petroleum BHD (I)	326,000	199,132
Perisai Petroleum Teknologi BHD (I)	559,800	253,303
Petronas Chemicals Group BHD	970,100	2,031,785
Petronas Dagangan BHD	83,600	810,033
Petronas Gas BHD	206,700	1,531,292
Pharmaniaga BHD	9,300	13,326
PJ Development Holdings BHD	297,900	117,199
POS Malaysia BHD	238,400	444,015
PPB Group BHD	534,900	2,464,909
Press Metal BHD	170,300	124,498
Protasco BHD	141,500	60,537
Public Bank BHD, Foreign Shares	265,400	1,510,171
Puncak Niaga Holding BHD	134,800	141,648
QL Resources BHD	239,400	309,005
RCE Capital BHD	491,550	40,421
RHB Capital BHD	752,520	1,775,796
Rimbunan Sawit BHD	215,800	54,536
Sapurakencana Petroleum BHD (I)	1,484,257	1,973,498
Sarawak Oil Palms BHD	110,400	209,053
Scientex BHD	69,500	120,894
Scomi Group BHD (I)	1,525,800	172,546
Scomi Marine BHD (I)	284,000	62,879
SEG International BHD	19,800	9,461
Selangor Dredging BHD	328,000	90,080
Selangor Properties BHD	18,300	26,288
Shangri-La Hotels BHD	36,700	76,084

25

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Malaysia (continued)

Shell Refining Company Federation of Malaya BHD	145,700	$316,479
SHL Consolidated BHD	167,900	111,961
Sime Darby BHD	948,596	2,840,608
SP Setia BHD	391,800	346,465
Star Publications Malaysia BHD	210,500	160,611
Sunway BHD	874,228	718,274
Supermax Corp. BHD	389,500	323,717
Suria Capital Holdings BHD	277,800	229,828
Syarikat Takaful Malaysia BHD	35,900	117,089
Symphony Life BHD (I)	174,168	59,998
TA Ann Holdings BHD	297,140	377,130
TA Enterprise BHD	1,731,500	421,380
TA Global BHD	1,466,040	134,212
Talam Transform BHD (I)	1,080,000	23,378
TAN Chong Motor Holdings BHD	177,400	352,377
Tasek Corp. BHD	1,700	7,924
TDM BHD	952,695	287,866
Tebrau Teguh BHD (I)	339,000	131,306
Telekom Malaysia BHD	453,300	723,039
Tenaga Nasional BHD	994,100	3,038,818
TH Plantations BHD (I)	185,160	103,434
Three-A Resources BHD	5,500	1,537
Time.com BHD (I)	459,740	556,380
Top Glove Corp. BHD	332,600	590,070
Tropicana Corp. BHD	164,900	68,559
TSH Resources BHD	265,400	231,447
Uchi Technologies BHD	68,200	29,611
UEM Sunrise BHD	1,013,566	722,246
UMW Holdings BHD	308,700	1,190,697
Unisem Malaysia BHD	640,620	172,759
United Malacca BHD	112,550	245,415
United Plantations BHD	26,800	221,203
UOA Development BHD	133,400	82,323
VS Industry BHD	158,097	67,725
Wah Seong Corp. BHD	215,138	112,168
WCT Holdings BHD	452,055	315,391
Wing Tai Malaysia BHD	302,600	219,363
WTK Holdings BHD	255,000	100,329
Yinson Holdings BHD	13,600	24,723
YNH Property BHD	567,496	308,167
YTL Corp. BHD	4,532,258	2,276,787
YTL E-Solutions BHD	86,200	16,840
YTL Power International BHD	1,451,500	873,342
Zhulian Corp. BHD	117,200	177,377

Malta 0.1%		2,137,703

Brait SE (I)	402,349	2,137,703

Mexico 5.2%		125,412,190

Alfa SAB de CV, Class A	2,766,250	8,175,527
Alsea SAB de CV	496,745	1,491,958
America Movil SAB de CV, Series L	4,731,500	5,506,231
America Movil SAB de CV, Series L, ADR (L)	258,368	6,004,472
Arca Continental SAB de CV	469,033	2,931,836
Axtel SAB de CV (I)	1,028,937	303,470
Banregio Grupo Financiero SAB de CV	43,220	240,153

26

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Mexico (continued)

Bolsa Mexicana de Valores SAB de CV	371,594	$882,152
Cemex SAB de CV, ADR (I)	1,231,579	13,461,158
Cia Minera Autlan SAB de CV, Series B	15,400	10,410
Coca-Cola Femsa SAB de CV, ADR (L)	21,331	2,584,251
Compartamos SAB de CV	73,796	138,408
Consorcio ARA SAB de CV (I)	1,131,662	480,384
Controladora Comercial Mexicana SAB de CV	653,559	2,639,837
Corporacion GEO SAB de CV, Series B (I)	777,652	17,496
Desarrolladora Homex SAB de CV (I)	173,000	33,620
Desarrolladora Homex SAB de CV, ADR (I)(L)	29,608	35,234
Dine SAB de CV (I)	103,700	43,072
El Puerto de Liverpool SAB de CV	42,126	471,295
Empresas ICA SAB de CV, ADR (I)(L)	231,841	1,759,673
Fomento Economico Mexicano SAB de CV, ADR	114,228	10,845,949
Genomma Lab Internacional SAB de CV (I)(L)	483,613	1,405,340
GMD Resorts SAB de CV (I)	60,800	13,901
Gruma SAB de CV, Class B (I)	299,748	2,085,203
Grupo Aeroportuario del Centro Norte SAB de CV (I)	205,789	702,614
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (I)	14,736	404,798
Grupo Aeroportuario del Pacifico SAB de CV, ADR	60,626	3,161,040
Grupo Aeroportuario del Sureste SAB de CV, ADR	34,325	4,617,742
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,200	366,847
Grupo Bimbo SAB de CV	815,056	2,543,653
Grupo Carso SAB de CV, Series A1	657,140	3,430,059
Grupo Cementos de Chihuahua SAB de CV	57,000	168,417
Grupo Famsa SAB de CV, Class A (I)	289,538	520,094
Grupo Financiero Banorte SAB de CV, Series O	1,540,770	10,565,750
Grupo Financiero Inbursa SAB de CV, Series O	147,000	385,495
Grupo Gigante SAB de CV	168,900	360,416
Grupo Herdez SAB de CV	40,662	142,580
Grupo Industrial Maseca SAB de CV, Series B	2,600	4,656
Grupo Industrial Saltillo SAB de CV	100,600	180,170
Grupo KUO SAB de CV, Series B (I)	164,700	333,002
Grupo Mexicano de Desarrollo SAB de CV (I)	23,009	13,415
Grupo Mexico SAB de CV, Series B	1,556,124	4,571,778
Grupo Simec SAB de CV, Series B (I)	177,735	659,657
Grupo Televisa SA	394,690	2,406,371
Grupo Televisa SAB, ADR	195,608	5,968,000
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	13,500	29,260
Industrias Bachoco SAB de CV, ADR (L)	2,203	87,525
Industrias Bachoco SAB de CV, Series B	24,800	81,479
Industrias CH SAB de CV, Series B (I)	292,935	1,711,866
Industrias Penoles SAB de CV	26,695	677,471
Inmuebles Carso SAB de CV, Class B1 (I)	1,093,966	1,042,150
Kimberly-Clark de Mexico SAB de CV	544,862	1,607,408
Mexichem SAB de CV	536,832	2,286,185
Minera Frisco SAB de CV, Class A1 (I)	1,232,454	2,714,470
Organizacion Soriana SAB de CV, Series B (I)	1,748,902	5,597,979
Promotora y Operadora de Infraestructura SAB de CV (I)	30,421	357,035
Qualitas Controladora SAB de CV	364,900	875,994
TV Azteca SA de CV	119,754	57,223
Urbi Desarrollos Urbanos SAB de CV (I)(L)	883,860	105,755
Wal-Mart de Mexico SAB de CV	1,940,633	5,112,806

Netherlands 0.2%		3,510,558

Cinema City International NV (I)	2,841	28,466

27

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Netherlands (continued)

VimpelCom, Ltd., ADR	283,558	$3,482,092

Peru 0.1%		1,903,595

Compania de Minas Buenaventura SA, ADR	21,714	256,225
Credicorp, Ltd.	12,820	1,647,370

Philippines 1.2%		28,926,985

Aboitiz Equity Ventures, Inc.	595,200	732,986
Aboitiz Power Corp.	724,400	550,238
Alliance Global Group, Inc.	1,576,500	914,788
Alsons Consolidated Resources, Inc.	629,000	18,215
Atlas Consolidated Mining & Development	664,800	177,050
Ayala Corp.	71,470	955,136
Ayala Land, Inc.	2,118,000	1,370,283
Bank of the Philippine Islands	289,360	608,148
BDO Unibank, Inc.	911,331	1,622,851
Belle Corp. (I)	4,310,000	520,385
Cebu Air, Inc.	271,510	320,045
China Banking Corp.	259,787	355,485
COL Financial Group, Inc.	10,000	3,884
DMCI Holdings, Inc.	593,400	753,712
EEI Corp.	144,900	32,704
Empire East Land Holdings, Inc. (I)	5,540,000	117,469
Energy Development Corp. (I)	7,441,300	878,437
Filinvest Land, Inc.	16,089,750	476,692
First Gen Corp.	843,400	254,323
First Philippine Holdings Corp.	356,370	442,747
Global-Estate Resorts, Inc. (I)	257,000	8,027
Globe Telecom, Inc.	21,030	795,580
International Container Terminal Services, Inc.	648,840	1,510,422
JG Summit Holdings, Inc.	69,400	63,145
Jollibee Foods Corp.	283,920	1,146,112
Lepanto Consolidated Mining, Class B (I)	6,536,000	48,447
Lopez Holdings Corp.	3,321,500	314,358
Manila Electric Company	70,950	450,506
Manila Water Company, Inc.	580,700	311,497
Megawide Construction Corp. (I)	21,840	5,728
Megaworld Corp.	17,533,000	1,390,854
Metro Pacific Investments Corp.	5,560,600	605,936
Metropolitan Bank & Trust Company	292,214	523,274
Pepsi-Cola Products Philippines, Inc.	1,098,000	112,627
Philippine Long Distance Telephone Company	15,760	977,226
Philippine National Bank (I)	347,670	663,976
Philippine Stock Exchange, Inc.	14,120	125,756
Philodrill Corp.	89,430,000	75,438
Philweb Corp.	628,140	143,107
RFM Corp.	101,000	12,376
Rizal Commercial Banking Corp.	420,900	416,362
Robinsons Land Corp.	2,612,850	1,301,254
San Miguel Corp.	254,324	432,834
Security Bank Corp.	209,126	548,924
Semirara Mining Corp.	109,080	746,734
SM Investments Corp.	94,350	1,627,342
SM Prime Holdings, Ltd.	2,622,404	982,500
Top Frontier Investment Holdings, Inc. (I)	25,432	22,368
Union Bank of Philippines	313,910	896,040

28

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Philippines (continued)

Universal Robina Corp.	303,650	$834,626
Vista Land & Lifescapes, Inc.	6,335,800	728,031

Poland 2.0%		48,734,408

Agora SA (I)	59,188	214,848
Alchemia SA (I)	52,659	96,845
AmRest Holdings SE (I)	3,761	118,465
Asseco Poland SA	121,418	2,006,018
ATM SA	2,780	11,460
Bank Handlowy w Warszawie SA	26,817	1,037,738
Bank Millennium SA (I)	746,905	1,818,387
Bank Pekao SA	47,516	2,881,846
Bioton SA (I)	6,393,772	62,009
Boryszew SA (I)	1,528,073	271,330
Budimex SA (L)	13,629	583,211
CCC SA	4,994	192,359
CD Projekt Red SA (I)	113,759	615,868
Ciech SA (I)	59,120	590,360
City Interactive SA (I)	3,901	11,350
ComArch SA	2,909	98,559
Cyfrowy Polsat SA (I)	59,924	385,586
Emperia Holding SA	9,026	208,333
Enea SA	83,195	431,800
Eurocash SA	43,467	703,859
Fabryki Mebli Forte SA	21,944	265,291
Famur SA (I)	12,847	21,887
Firma Oponiarska Debica SA	7,602	252,006
Getin Holding SA	240,402	344,198
Getin Noble Bank SA (I)	319,026	293,876
Grupa Kety SA	19,266	1,410,735
Grupa Lotos SA (I)	95,939	1,230,906
Hawe SA (I)	95,254	112,028
Impexmetal SA (I)	86,653	103,330
ING Bank Slaski SA (I)	22,258	877,784
Inter Cars SA (I)	500	33,926
Jastrzebska Spolka Weglowa SA (L)	22,070	470,451
KGHM Polska Miedz SA	69,520	2,651,692
Kopex SA (L)	55,318	203,358
Kruk SA (I)	928	26,418
LC Corp. SA (I)	368,248	200,447
LPP SA	329	974,466
Lubelski Wegiel Bogdanka SA (L)	35,336	1,572,239
mBank (L)	9,398	1,686,685
MCI Management SA (I)	26,839	86,829
Netia SA (I)	393,934	686,726
Neuca SA	32	3,107
Orbis SA	56,720	750,716
Pelion SA	9,437	320,601
Pfleiderer Grajewo SA (I)	6,153	59,600
PGE SA	492,176	2,971,596
Polimex-Mostostal SA (I)(L)	505,319	27,583
Polnord SA (I)	21,527	68,329
Polski Koncern Naftowy Orlen SA (L)	349,403	5,392,538
Polskie Gornictwo Naftowe i Gazownictwo SA	691,934	1,283,038
Powszechna Kasa Oszczednosci Bank Polski SA	336,535	4,467,447
Powszechny Zaklad Ubezpieczen SA	18,772	2,851,215

29

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Poland (continued)

PZ Cormay SA (I)	23,416	$54,567
Rafako SA (I)	15,011	32,516
Sygnity SA (I)	20,419	131,924
Synthos SA	531,666	925,511
Tauron Polska Energia SA	385,253	640,256
Telekomunikacja Polska SA	335,326	1,121,524
TVN SA	201,523	979,625
Warsaw Stock Exchange	25,983	360,491
Zaklady Azotowe w Tarnowie-Moscicach SA	18,805	446,715

Russia 3.2%		76,795,559

Federal Hydrogenerating Company JSC, ADR	261,901	438,091
Gazprom OAO, ADR	3,348,554	28,767,083
Lukoil OAO, ADR	259,750	16,048,086
Magnitogorsk Iron & Steel Works, GDR (I)	16,385	50,335
Magnitogorsk Iron & Steel Works, GDR (London Exchange) (I)	70,549	215,936
Mail.ru Group, Ltd., GDR	18,211	751,894
Mechel, ADR (I)(L)	150,712	316,495
MMC Norilsk Nickel OJSC, ADR	113,662	1,706,749
Novolipetsk Steel OJSC, GDR	54,672	891,700
Novorossiysk Commercial Sea Port PJSC, GDR	8,411	58,970
Phosagro OAO, GDR	14,871	146,087
PIK Group, GDR (I)	101,350	200,239
Rosneft OAO, GDR	530,210	3,791,527
Rostelecom OJSC, ADR	25,582	492,429
Sberbank of Russia, ADR	902,724	11,187,955
Severstal OAO, GDR (L)	122,725	1,116,514
Tatneft OAO, ADR	120,643	4,471,251
TMK OAO, GDR	35,964	409,788
Uralkali OJSC, GDR	127,960	3,211,602
VTB Bank OJSC, GDR	608,647	1,696,311
X5 Retail Group NV, GDR (I)	48,672	826,517

South Africa 7.6%		181,285,436

Adcock Ingram Holdings, Ltd.	172,266	1,184,506
Adcorp Holdings, Ltd.	83,592	266,703
Advtech, Ltd.	61,218	40,181
Aeci, Ltd.	182,131	2,122,732
Afgri, Ltd.	582,871	377,637
African Bank Investments, Ltd. (L)	878,658	1,073,072
African Oxygen, Ltd.	26,369	51,914
African Rainbow Minerals, Ltd.	79,703	1,466,950
Allied Electronics Corp., Ltd.	87,102	203,495
Anglo American Platinum, Ltd. (I)(L)	27,400	1,084,342
AngloGold Ashanti, Ltd.	20,800	281,301
AngloGold Ashanti, Ltd., ADR (L)	114,805	1,560,200
ArcelorMittal South Africa, Ltd. (I)	240,520	964,497
Argent Industrial, Ltd.	106,615	53,368
Aspen Pharmacare Holdings, Ltd.	121,305	3,120,789
Assore, Ltd.	17,794	670,107
Astral Foods, Ltd. (L)	48,731	525,985
Aveng, Ltd. (I)	614,766	1,780,928
AVI, Ltd.	255,951	1,447,812
Barclays Africa Group, Ltd.	213,708	2,852,270
Barloworld, Ltd.	348,438	3,243,416
Basil Read Holdings, Ltd.	162,259	133,477

30

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Africa (continued)

Bell Equipment, Ltd.	70,576	$141,932
Bidvest Group, Ltd.	157,814	3,963,907
Blue Label Telecoms, Ltd.	174,483	146,250
Business Connexion Group, Ltd.	125,086	69,962
Capitec Bank Holdings, Ltd. (L)	18,642	363,713
Cashbuild, Ltd.	18,751	297,934
Caxton & CTP Publishers & Printers, Ltd.	249,440	615,853
City Lodge Hotels, Ltd.	28,557	368,611
Clicks Group, Ltd. (L)	242,383	1,533,297
Consolidated Infrastructure Group, Ltd. (I)	7,683	17,121
Coronation Fund Managers, Ltd.	245,387	1,998,800
DataTec, Ltd. (I)(L)	306,784	1,608,668
Discovery Holdings, Ltd.	203,456	1,624,533
Distell Group, Ltd.	3,776	50,777
Distribution and Warehousing Network, Ltd.	10,512	9,318
DRDGOLD, Ltd.	375,211	149,496
EOH Holdings, Ltd.	86,147	684,360
Eqstra Holdings, Ltd.	292,995	226,359
Esorfranki, Ltd.	180,540	21,445
Exxaro Resources, Ltd. (L)	85,849	1,182,125
Famous Brands, Ltd.	34,647	333,166
FirstRand, Ltd.	1,661,802	5,503,874
Gold Fields, Ltd., ADR (L)	750,118	3,007,973
Grindrod, Ltd.	669,704	1,705,525
Group Five, Ltd.	169,328	664,487
Growthpoint Properties, Ltd.	232,193	547,950
Harmony Gold Mining Company, Ltd., ADR (L)	365,804	1,042,541
Hudaco Industries, Ltd.	18,983	193,301
Hulamin, Ltd. (I)	227,519	111,964
Iliad Africa, Ltd.	267,147	135,040
Illovo Sugar, Ltd. (I)	149,926	408,541
Impala Platinum Holdings, Ltd.	131,252	1,524,855
Imperial Holdings, Ltd.	219,928	4,556,941
Investec, Ltd. (L)	243,736	1,699,780
JD Group, Ltd.	219,268	613,122
JSE, Ltd.	97,796	852,319
KAP Industrial Holdings, Ltd. (I)	90,584	31,104
Kumba Iron Ore, Ltd. (L)	26,457	1,033,798
Lewis Group, Ltd. (L)	136,085	868,578
Liberty Holdings, Ltd.	129,384	1,565,484
Life Healthcare Group Holdings, Ltd. (L)	450,683	1,813,584
Massmart Holdings, Ltd.	52,970	745,304
Mediclinic International, Ltd.	177,629	1,271,583
Merafe Resources, Ltd. (I)	2,194,710	157,228
Metair Investments, Ltd.	156,701	584,379
MMI Holdings, Ltd.	1,323,332	3,372,528
Mondi, Ltd.	123,510	2,033,791
Mpact, Ltd.	296,453	814,511
Mr. Price Group, Ltd.	115,584	1,758,173
MTN Group, Ltd. (L)	598,222	11,639,840
Murray & Roberts Holdings, Ltd. (I)	468,406	1,319,425
Mustek, Ltd.	29,272	14,812
Nampak, Ltd. (L)	556,163	2,142,652
Naspers, Ltd.	135,541	12,888,749
Nedbank Group, Ltd.	212,659	4,399,737
Netcare, Ltd.	606,620	1,472,763

31

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Africa (continued)

Northam Platinum, Ltd. (I)	225,205	$881,767
Nu-World Holdings, Ltd.	9,429	18,510
Oceana Group, Ltd.	2,199	18,783
Octodec Investments, Ltd.	344	700
Omnia Holdings, Ltd.	82,665	1,703,625
Palabora Mining Company, Ltd. (I)	7,747	87,836
Peregrine Holdings, Ltd.	219,538	338,328
Petmin, Ltd.	283,328	54,526
Pick'n Pay Stores, Ltd. (L)	107,899	521,888
Pinnacle Technology Holdings, Ltd. (L)	135,354	321,523
Pioneer Foods, Ltd.	55,638	499,467
PPC, Ltd. (L)	488,911	1,502,422
PSG Group, Ltd.	146,742	1,117,241
Raubex Group, Ltd.	172,178	402,233
Resilient Property Income Fund, Ltd.	36,346	191,969
Reunert, Ltd. (L)	186,446	1,258,201
Sanlam, Ltd.	1,682,913	8,517,009
Santam, Ltd.	18,401	338,185
Sappi, Ltd. (I)	703,454	2,128,485
Sappi, Ltd., ADR (I)	390,546	1,167,733
Sasol, Ltd.	228,205	11,289,709
Sasol, Ltd., ADR (L)	65,178	3,228,918
Sentula Mining, Ltd. (I)	708,459	30,283
Shoprite Holdings, Ltd.	152,915	2,684,830
Sibanye Gold, Ltd., ADR (L)	187,529	928,269
Spur Corp., Ltd.	26,826	78,911
Standard Bank Group, Ltd.	700,342	8,297,349
Stefanutti Stocks Holdings, Ltd. (I)	55,487	54,456
Steinhoff International Holdings, Ltd.	1,150,158	4,562,423
Sun International, Ltd.	79,392	736,331
Super Group, Ltd. (I)	525,989	1,341,721
Telkom SA, Ltd. (I)	433,076	1,136,361
The Foschini Group, Ltd. (L)	103,934	1,035,112
The Spar Group, Ltd. (L)	85,736	1,094,315
Tiger Brands, Ltd.	79,062	2,205,989
Tiger Wheels, Ltd. (I)	14,267	0
Times Media Group, Ltd. (I)	95,372	186,892
Tongaat Hulett, Ltd.	76,510	881,844
Trencor, Ltd.	208,864	1,406,433
Truworths International, Ltd. (L)	199,603	1,583,325
Tsogo Sun Holdings, Ltd.	83,419	215,060
Value Group, Ltd.	263,348	168,626
Village Main Reef, Ltd. (I)	66,629	2,675
Vodacom Group, Ltd. (L)	113,623	1,358,447
Wilson Bayly Holmes-Ovcon, Ltd.	58,620	891,083
Woolworths Holdings, Ltd.	304,831	2,213,928
Zeder Investments, Ltd.	451,653	192,170

South Korea 15.4%		370,059,849

3S Korea Company, Ltd. (I)	18,932	91,860
Actoz Soft Company, Ltd. (I)	4,148	145,009
Advanced Nano Products Company, Ltd. (I)(L)	3,246	61,587
Advanced Process Systems Corp. (I)(L)	14,541	137,191
Aekyung Petrochemical Company, Ltd.	1,668	90,958
AfreecaTV Company, Ltd. (I)	3,981	36,503
Agabang&Company (I)(L)	20,301	105,363

32

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Korea (continued)

Ahnlab, Inc. (I)(L)	2,750	$166,174
AK Holdings, Inc.	2,965	115,737
Amorepacific Corp.	1,533	1,386,470
AMOREPACIFIC Group	2,291	940,667
Anapass, Inc. (L)	7,670	88,109
Asia Cement Company, Ltd. (I)(L)	2,358	189,361
Asia Cement Company, Ltd.	1,032	116,939
Asia Paper Manufacturing Company, Ltd.	2,000	41,491
Asiana Airlines, Inc. (I)	84,180	399,353
AtlasBX Company, Ltd.	4,784	169,122
AUK Corp. (I)	34,850	73,992
Autech Corp. (L)	9,157	53,999
Avaco Company, Ltd. (I)(L)	3,479	12,642
Baiksan Company, Ltd.	10,760	71,201
BH Company, Ltd. (I)(L)	6,521	73,530
BHI Company, Ltd. (I)(L)	1,880	28,923
BI EMT Company, Ltd. (I)	5,021	20,593
Binggrae Company, Ltd.	3,758	350,589
Bioland, Ltd. (I)(L)	4,037	41,399
Biospace Company, Ltd. (I)	6,971	52,360
Boryung Medience Company, Ltd. (I)(L)	5,039	36,051
Boryung Pharmaceutical Company, Ltd.	3,257	108,531
Bosung Power Technology Company, Ltd. (I)	11,061	18,892
BS Financial Group, Inc.	181,250	2,793,000
Bukwang Pharmaceutical Company, Ltd.	14,239	193,086
Busan City Gas Company, Ltd.	8,930	313,534
CammSys Corp. (I)(L)	17,736	42,526
Capro Corp. (L)	19,020	122,215
Celltrion Pharm, Inc. (I)(L)	11,319	124,565
Celltrion, Inc. (I)(L)	16,327	661,381
Chabio & Diostech Company, Ltd. (I)	21,279	210,679
Charm Engineering Company, Ltd. (I)(L)	19,130	36,787
Cheil Industries, Inc.	29,165	2,512,082
Cheil Worldwide, Inc. (I)	48,550	1,186,330
Chemtronics Company, Ltd. (L)	3,733	81,700
Chin Hung International, Inc. (I)(L)	22,036	37,686
Choa Pharmaceutical Company (I)	9,502	28,342
Chong Kun Dang Pharm Corp.	8,724	657,000
Chosun Refractories Company, Ltd.	1,489	112,410
CJ CGV Company, Ltd.	7,190	326,857
CJ CheilJedang Corp.	7,347	1,791,690
CJ Corp.	15,539	1,527,870
CJ E&M Corp. (I)	11,897	347,850
CJ Korea Express Company, Ltd. (I)	6,118	530,904
CJ O Shopping Company, Ltd. (I)	222	82,204
CJ Seafood Corp. (I)(L)	15,980	36,910
Com2uS Corp. (I)(L)	3,497	78,885
Cosmax, Inc. (L)	7,100	347,408
CosmoAM&T Co., Ltd. (I)	6,266	28,131
Cosmochemical Company, Ltd. (I)	3,900	29,296
Coway Company, Ltd.	28,680	1,794,703
Credu Corp.	751	31,143
Crown Confectionery Company, Ltd.	442	94,603
CTC BIO, Inc. (I)	4,436	80,558
D.ID Corp. (L)	9,191	32,843
Dae Dong Industrial Company, Ltd.	16,750	96,380

33

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Korea (continued)

Dae Han Flour Mills Company, Ltd.	1,190	$166,995
Dae Won Kang Up Company, Ltd.	32,379	226,745
Dae-Il Corp. (L)	20,210	97,462
Daea TI Company, Ltd. (I)(L)	63,278	91,840
Daechang Company, Ltd. (L)	105,580	96,188
Daeduck Electronics Company	45,240	380,457
Daeduck GDS Company, Ltd.	18,850	340,338
Daegu Department Store	12,550	202,018
Daehan Steel Company, Ltd. (L)	20,010	115,653
Daehwa Pharmaceutical Company, Ltd. (L)	5,629	35,454
Daekyo Company, Ltd.	40,680	264,868
Daekyung Machinery & Engineering Company, Ltd. (I)	29,000	47,640
Daelim Industrial Company, Ltd.	31,121	2,957,313
Daesang Corp.	14,640	505,826
Daesang Holdings Company, Ltd.	20,610	153,850
Daesung Holdings Company, Ltd.	6,326	53,541
Daesung Industrial Company, Ltd. (I)	1,455	7,112
Daewon Pharmaceutical Company, Ltd.	9,014	82,310
Daewon San Up Company, Ltd.	230	1,984
Daewoo Engineering & Construction Company, Ltd. (I)	102,190	823,100
Daewoo International Corp.	24,710	908,704
Daewoo Securities Company, Ltd.	146,352	1,269,672
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	68,055	2,356,347
Daewoong Pharmaceutical Company, Ltd.	2,863	233,271
Daishin Securities Company, Ltd.	55,150	453,166
Danal Company, Ltd. (I)(L)	9,315	73,332
Daou Data Corp. (I)	5,479	23,668
Daou Technology, Inc.	36,180	480,471
Dasan Networks, Inc. (I)	10,023	51,955
Daum Communications Corp. (I)	6,695	537,103
Dayou Automotive Seat Technology Company, Ltd. (L)	31,947	32,920
DCM Corp. (L)	5,310	56,677
Deutsch Motors, Inc. (I)	4,973	19,723
DGB Financial Group, Inc.	183,190	2,940,471
Digital Chosun Company, Ltd. (I)	10,179	17,661
Digital Power Communications Company, Ltd.	14,000	40,629
Digitech Systems Company, Ltd. (I)(L)	13,981	67,406
DIO Corp. (I)(L)	8,354	65,703
Dong Ah Tire & Rubber Company, Ltd.	13,750	252,739
Dong Yang Gang Chul Company, Ltd. (I)	11,100	21,866
Dong-Ah Geological Engineering Company, Ltd.	2,970	23,607
Dong-Il Corp.	2,233	105,488
Dongaone Company, Ltd.	9,970	30,104
Dongbang Transport Logistics Company, Ltd.	9,310	21,959
Dongbu CNI Company, Ltd.	770	3,374
Dongbu Corp. (I)	16,730	46,040
Dongbu HiTek Company, Ltd. (I)	31,340	168,005
Dongbu Insurance Company, Ltd.	29,694	1,504,672
Dongbu Securities Company, Ltd.	37,619	120,186
Dongbu Steel Company, Ltd. (I)(L)	41,073	101,976
Dongil Industries Company, Ltd.	1,902	87,568
Dongjin Semichem Company, Ltd. (I)(L)	20,619	77,877
Dongkook Industrial Company, Ltd. (I)	5,390	13,967
Dongkook Pharmaceutical Company, Ltd.	1,089	38,999
Dongkuk Steel Mill Company, Ltd.	47,110	602,131
Dongkuk Structures & Construction Company, Ltd.	17,849	75,563

34

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Korea (continued)

Dongsung Chemical Company, Ltd.	1,620	$28,103
Dongsung Holdings Company, Ltd.	13,020	67,734
Dongsung Pharmaceutical Company, Ltd.	8,820	31,215
Dongwha Pharmaceutical Company, Ltd.	28,590	135,067
Dongwon F&B Company, Ltd.	1,417	174,114
Dongwon Industries Company, Ltd.	816	244,509
Dongyang Mechatronics Corp.	18,470	210,963
Doosan Corp.	6,710	862,732
Doosan Engineering & Construction Company, Ltd. (I)	37,412	59,304
Doosan Heavy Industries and Construction Company, Ltd.	34,055	1,225,905
Doosan Infracore Company, Ltd. (I)(L)	81,890	1,014,566
Dragonfly GF Company, Ltd. (I)	4,732	36,753
DRB Holding Company, Ltd.	1,772	14,543
DRB Industrial Company, Ltd.	5,385	45,838
Duksan Hi-Metal Company, Ltd. (I)	7,115	150,447
DuzonBlzon Company, Ltd.	11,570	113,592
e-LITECOM, Company, Ltd. (I)	3,832	73,406
E-Mart Company, Ltd.	13,549	3,450,734
E1 Corp.	2,450	166,931
Easy Bio, Inc. (I)(L)	23,788	118,752
Ecopro Company, Ltd. (I)	6,273	51,463
ELK Corp. (I)(L)	7,328	35,314
EMKOREA Company, Ltd. (L)	7,827	76,479
ENF Technology Company, Ltd.	2,939	27,751
Eo Technics Company, Ltd. (I)	957	36,740
Estechpharma Company, Ltd. (L)	3,845	32,751
Eugene Investment & Securities Company, Ltd. (I)	76,132	159,630
Eugene Technology Company, Ltd.	8,406	124,682
Fila Korea, Ltd.	5,725	428,492
Finetex EnE, Inc. (I)(L)	14,450	35,519
Firstec Company, Ltd. (L)	25,320	44,092
Flexcom, Inc. (I)(L)	4,895	50,095
Foosung Company, Ltd. (I)	32,640	116,275
Fursys, Inc.	2,060	64,214
GameHi Company, Ltd. (I)(L)	10,825	68,429
Gamevil, Inc. (I)(L)	2,102	86,795
Gaon Cable Company, Ltd.	2,496	45,026
Genic Company, Ltd. (I)(L)	2,125	46,102
GIIR, Inc.	3,590	26,095
Global & Yuasa Battery Company, Ltd.	6,600	323,774
GNCO Company, Ltd. (I)(L)	22,159	32,250
Golden Bridge Investment & Securities Company, Ltd. (I)	68,465	54,925
Golfzon Company, Ltd.	8,283	158,263
Grand Korea Leisure Company, Ltd.	14,220	540,863
Green Cross Cell Corp. (I)	656	16,371
Green Cross Corp.	2,817	347,157
Green Cross Holdings Corp.	16,810	211,353
GS Engineering & Construction Corp. (L)	33,296	952,027
GS Global Corp.	12,780	110,289
GS Holdings Corp.	58,041	3,106,080
GS Home Shopping, Inc. (I)	133	35,528
Gwangju Shinsegae Company, Ltd.	981	236,782
Halla Climate Control Corp. (L)	19,860	719,118
Halla Engineering & Construction Corp.	18,491	86,977
Han Kuk Carbon Company, Ltd.	28,000	230,391
Hana Financial Group, Inc.	236,424	8,850,063

35

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Korea (continued)

Handok Pharmaceuticals Company, Ltd.	1,870	$31,367
Handsome Company, Ltd.	17,488	521,050
Hanil Cement Company, Ltd.	3,724	316,114
Hanil E-Wha Company, Ltd.	17,760	358,958
Hanjin Heavy Industries & Construction Company, Ltd. (I)(L)	57,187	644,689
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	17,990	168,343
Hanjin Kal Corp. (I)	9,646	131,121
Hanjin P&C Company, Ltd. (I)(L)	14,656	11,425
Hanjin Shipping Company, Ltd. (I)(L)	80,894	462,381
Hanjin Transportation Company, Ltd.	12,430	206,003
Hankook Shell Oil Company, Ltd.	475	218,770
Hankook Tire Company, Ltd.	29,043	1,713,423
Hankook Tire Worldwide Company, Ltd.	8,249	186,150
Hankuk Glass Industries, Inc. (I)	1,820	27,168
Hankuk Paper Manufacturing Company, Ltd.	5,180	123,855
Hanmi Pharm Company, Ltd. (I)	3,314	389,536
Hanmi Science Company, Ltd. (I)	13,564	192,316
Hanmi Semiconductor Company, Ltd.	4,310	49,041
Hansae Yes24 Holdings Company, Ltd.	10,079	57,199
Hanshin Construction Company, Ltd.	1,870	21,474
Hansol Chemical Company, Ltd.	7,900	217,224
Hansol CSN (L)	62,840	166,954
Hansol HomeDeco Company, Ltd. (I)(L)	52,659	91,315
Hansol Paper Company, Ltd.	51,360	563,016
Hansol Technics Company, Inc. (I)(L)	10,415	198,427
Hanssem Company, Ltd. (L)	5,740	235,964
Hanwha Chemical Corp.	93,460	1,935,552
Hanwha Corp.	12,280	459,784
Hanwha General Insurance Company, Ltd. (I)	7,399	32,986
Hanwha Investment & Securities Company, Ltd. (I)	82,971	297,481
Hanwha Life Insurance Company, Ltd.	113,900	779,852
Hanwha Timeworld Company, Ltd.	2,920	74,502
Hanyang Securities Company, Ltd.	12,290	72,586
Heung-A Shipping Company, Ltd. (L)	59,339	65,817
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	13,930
High Tech Pharm Company, Ltd.	3,915	50,336
Hite Jinro Company, Ltd.	23,390	560,092
Hitejinro Holdings Company, Ltd.	12,240	136,450
HMC Investment Securities Company, Ltd.	21,160	203,715
Hotel Shilla Company, Ltd. (L)	17,510	1,137,201
HS R&A Company, Ltd. (L)	5,860	101,496
Huchems Fine Chemical Corp.	13,690	318,605
Huons Company, Ltd. (I)	2,375	84,857
Husteel Company, Ltd.	7,290	131,567
Huvitz Company, Ltd. (I)	3,134	49,671
Hwa Shin Company, Ltd.	12,020	149,169
Hwacheon Machine Tool Company, Ltd.	730	33,955
Hy-Lok Corp. (I)	6,115	161,678
Hyosung Corp.	26,891	1,832,732
Hyundai BNG Steel Company, Ltd. (I)(L)	12,940	167,293
Hyundai Corp.	9,340	310,719
Hyundai Department Store Company, Ltd.	11,251	1,751,908
Hyundai Development Company	75,825	1,637,867
Hyundai Elevator Company, Ltd. (I)(L)	5,631	277,264
Hyundai Engineering & Construction Company, Ltd.	37,895	2,253,891
Hyundai Engineering Plastics Company, Ltd. (L)	14,370	96,425

36

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Korea (continued)

Hyundai Glovis Company, Ltd.	4,561	$1,016,213
Hyundai Greenfood Company, Ltd.	28,150	457,253
Hyundai Heavy Industries Company, Ltd.	19,825	5,078,997
Hyundai Home Shopping Network Corp.	3,804	637,457
Hyundai Hy Communications & Networks Company, Ltd.	10,680	47,151
Hyundai Hysco Company, Ltd.	19,130	733,402
Hyundai Marine & Fire Insurance Company, Ltd.	43,880	1,325,127
Hyundai Merchant Marine Company, Ltd. (I)(L)	27,854	296,172
Hyundai Mipo Dockyard	10,304	1,754,984
Hyundai Mobis	22,179	6,436,066
Hyundai Motor Company	76,684	18,274,812
Hyundai Securities Company, Ltd.	156,017	867,646
Hyundai Steel Company	48,430	3,783,398
Hyundai Wia Corp.	6,316	1,132,825
Hyunjin Materials Company, Ltd. (I)	1,859	11,218
ICD Company, Ltd. (I)(L)	5,517	53,621
IHQ, Inc. (I)(L)	14,690	30,971
Il Dong Pharmaceutical Company, Ltd.	17,430	189,437
Iljin Electric Company, Ltd.	27,900	187,551
Iljin Materials Company, Ltd. (I)	280	2,904
Ilshin Spinning Company, Ltd.	1,370	147,611
Ilsung Pharmaceutical Company, Ltd.	1,664	120,588
IM Company, Ltd. (L)	6,464	27,494
iMarketKorea, Inc.	8,940	219,486
iMBC Company, Ltd.	8,362	32,085
Industrial Bank of Korea	142,580	1,543,241
Infopia Company, Ltd. (I)	5,359	69,282
Infraware, Inc. (I)(L)	11,671	128,331
InkTec Company, Ltd. (I)(L)	3,756	90,045
Innochips Technology, Inc. (I)	4,000	52,386
InnoWireless, Inc. (I)	2,748	29,737
Innox Corp. (I)	6,037	141,653
Interflex Company, Ltd. (I)(L)	4,480	100,638
Interojo Company, Ltd.	2,789	44,552
Interpark Corp. (I)(L)	23,554	254,576
INTOPS Company, Ltd. (I)(L)	2,824	54,652
INZI Controls Company, Ltd. (L)	9,850	45,496
INZI Display Company, Ltd. (I)	6,352	8,995
IS Dongseo Company, Ltd. (I)(L)	9,585	148,152
ISU Chemical Company, Ltd. (L)	13,580	195,815
Isu Petasys Company, Ltd.	32,560	217,455
Jahwa Electronics Company, Ltd.	12,670	286,847
JB Financial Group Company, Ltd. (I)	78,822	466,861
Jeil Pharmaceutical Company	10,190	125,145
Jeil Savings Bank (I)	1,850	52
Jinsung T.E.C. (I)(L)	7,934	41,996
JNK Heaters Company, Ltd.	2,531	17,988
JoyCity Corp. (L)	5,629	104,034
Joymax Company, Ltd. (I)(L)	2,441	71,827
JVM Company, Ltd. (I)	1,952	87,372
JW Holdings Company, Ltd.	16,810	41,225
JW Pharmaceutical Corp.	13,351	191,578
JYP Entertainment Corp. (I)	2,385	9,883
Kangwon Land, Inc.	35,050	1,099,922
KB Financial Group, Inc., ADR	191,064	7,122,866
KC Cottrell Company, Ltd.	4,309	37,377

37

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Korea (continued)

KC Green Holdings Company, Ltd. (L)	2,730	$17,996
KC Tech Company, Ltd.	20,266	94,631
KCC Corp.	4,484	1,980,074
KCP Company, Ltd.	4,646	47,791
Keangnam Enterprises, Ltd. (I)(L)	16,288	58,896
KEC Corp. (I)	4,795	3,354
KEPCO Engineering & Construction Company, Inc.	3,794	218,339
KEPCO Plant Service & Engineering Company, Ltd. (L)	6,310	304,611
Keyang Electric Machinery Company, Ltd.	34,010	94,670
KG Chemical Corp.	8,530	129,405
Kginicis Company, Ltd. (L)	5,610	92,926
KGMobilians Company, Ltd. (I)(L)	6,784	69,463
KH Vatec Company, Ltd. (I)(L)	7,203	166,716
Kia Motors Corp.	97,023	5,540,445
KISCO Corp.	7,076	179,229
KISCO Holdings Company, Ltd.	1,771	65,770
Kishin Corp.	12,176	88,951
KISWIRE, Ltd.	7,312	265,388
KIWOOM Securities Company, Ltd.	8,385	433,599
KMH Company, Ltd. (I)	6,513	50,977
KMW Company, Ltd. (I)	478	8,659
Koentec Company, Ltd. (I)	42,375	83,589
Koh Young Technology, Inc. (L)	4,958	126,408
Kolao Holdings (L)	4,914	137,395
Kolon Corp.	7,040	119,940
Kolon Global Corp. (I)	33,760	105,921
Kolon Industries, Inc.	13,157	675,112
Kolon Life Science, Inc. (L)	1,327	98,255
Komipharm International Company, Ltd. (I)	5,556	38,334
KONA@I Company, Ltd. (I)(L)	4,877	150,338
Kook Je Electric Korea Company, Ltd. (I)	2,137	31,930
Korea Aerospace Industries, Ltd.	4,870	128,899
Korea Airport Service Company, Ltd.	2,230	44,582
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	23,237
Korea Circuit Company, Ltd. (I)(L)	13,150	159,073
Korea District Heating Corp.	2,085	167,518
Korea Electric Power Corp. (I)	56,480	1,708,267
Korea Electric Power Corp., ADR (I)(L)	49,816	758,200
Korea Electric Terminal Company, Ltd.	8,690	358,547
Korea Flange Company, Ltd. (I)	5,690	69,025
Korea Gas Corp.	13,182	817,167
Korea Info & Comm (I)(L)	7,378	31,699
Korea Investment Holdings Company, Ltd.	55,407	2,129,343
Korea Kolmar Company, Ltd. (L)	8,815	222,974
Korea Kolmar Holdings Company, Ltd. (L)	5,094	57,485
Korea United Pharm, Inc.	4,070	34,305
Korea Zinc Company, Ltd.	4,165	1,133,863
Korean Air Lines Company, Ltd. (I)	19,963	574,866
Korean Petrochemical Industrial Company, Ltd. (I)	4,131	319,679
Korean Reinsurance Company, Ltd.	64,782	697,623
Kortek Corp. (I)(L)	7,186	100,760
KPF (I)(L)	5,296	31,960
KPX Chemical Company, Ltd.	2,618	172,628
KSCB Company, Ltd. (I)	1,889	11,427
KT Corp.	12,380	393,736
KT Hitel Company, Ltd. (I)	1,181	8,653

38

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Korea (continued)

KT Skylife Company, Ltd.	7,360	$189,589
KT&G Corp.	38,450	2,852,766
KTB Investment & Securities Company, Ltd. (I)	86,060	185,147
Kukdo Chemical Company, Ltd.	3,388	165,922
Kumho Electric Company, Ltd.	6,620	151,197
Kumho Petrochemical Company, Ltd.	7,468	711,652
Kumho Tire Company, Inc. (I)(L)	40,650	441,292
Kunsul Chemical Industrial Company, Ltd.	3,660	98,573
Kwang Dong Pharmaceutical Company, Ltd.	41,850	282,417
Kwang Myung Electric Engineering Company, Ltd. (I)(L)	35,220	73,562
Kyeryong Construction Industrial Company, Ltd. (I)	4,430	34,407
Kyobo Securities Company	22,328	96,925
Kyung Dong Navien Company, Ltd.	4,350	77,501
Kyung-In Synthetic Corp.	20,270	83,839
Kyungbang, Ltd. (I)	1,137	114,934
Kyungchang Industrial Company, Ltd. (I)	2,641	26,203
KyungDong City Gas Comopany, Ltd.	1,574	136,868
Kyungnam Energy Company, Ltd.	9,550	56,393
L&F Company, Ltd. (I)	4,599	37,715
LB Semicon, Inc. (I)(L)	25,490	49,389
LEENO Industrial, Inc. (I)	5,777	113,456
LG Chem, Ltd.	11,454	3,146,313
LG Corp.	30,378	1,794,652
LG Display Company, Ltd., ADR (I)(L)	414,128	4,799,744
LG Electronics, Inc.	80,880	5,222,278
LG Fashion Corp.	15,580	505,374
LG Hausys, Ltd.	4,138	556,778
LG Household & Health Care, Ltd.	3,232	1,660,147
LG Innotek Company, Ltd. (I)(L)	8,542	651,620
LG International Corp.	27,429	757,379
LG Life Sciences, Ltd. (I)(L)	7,060	298,324
LG Uplus Corp. (I)	160,590	1,592,383
LIG Insurance Company, Ltd.	32,910	990,472
Livart Furniture Company, Ltd.	4,180	42,451
Lock & Lock Company, Ltd.	10,520	227,581
Lotte Chemical Corp.	12,079	2,495,704
Lotte Chilsung Beverage Company, Ltd.	824	1,195,768
Lotte Confectionery Company, Ltd.	935	1,549,396
LOTTE Himart Company, Ltd.	5,289	433,391
Lotte Non-Life Insurance Company, Ltd. (I)	16,170	44,584
Lotte Samkang Company, Ltd.	670	438,854
Lotte Shopping Company, Ltd.	9,697	3,592,467
LS Cable, Ltd.	16,514	1,233,015
LS Industrial Systems Company, Ltd.	8,404	532,282
Lumens Company, Ltd. (I)	20,550	175,133
Macquarie Korea Infrastructure Fund	223,060	1,393,098
Macrogen, Inc. (I)(L)	2,975	77,611
Maeil Dairy Industry Company, Ltd. (I)(L)	3,530	156,433
Mando Corp.	7,068	948,878
Medy-Tox, Inc.	2,559	432,448
MegaStudy Company, Ltd. (I)	2,670	193,044
Melfas, Inc. (L)	9,992	87,885
Meritz Fire & Marine Insurance Company, Ltd.	40,800	570,517
Meritz Securities Company, Ltd.	255,563	430,627
Mi Chang Oil Industrial Company, Ltd.	724	50,354
Mirae Asset Securities Company, Ltd.	11,630	387,812

39

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Korea (continued)

Miwon Specialty Chemical Company, Ltd. (I)	136	$46,632
MK Electron Company, Ltd. (I)(L)	17,922	76,473
MNTech Company, Ltd. (L)	14,020	90,782
Modetour Network, Inc. (I)	5,693	118,785
Moorim P&P Company, Ltd.	28,480	168,321
Moorim Paper Company, Ltd. (I)	36,840	97,621
Motonic Corp.	17,805	176,709
Namhae Chemical Corp. (L)	22,270	149,385
Namyang Dairy Products Company, Ltd.	738	627,056
NAVER Corp.	9,365	6,111,371
NCSoft Corp.	7,423	1,665,402
Neowiz Corp. (I)(L)	3,728	36,776
Neowiz Games Corp. (I)	12,997	203,145
NEPES Corp. (I)	10,150	80,538
Nexen Corp.	5,238	401,448
Nexen Tire Corp.	21,640	314,518
NH Investment & Securities Company, Ltd.	37,537	169,666
NHN Entertainment Corp. (I)	4,774	430,930
NICE Holdings Company, Ltd.	2,970	37,043
NICE Information Service Company, Ltd. (I)	3,770	10,920
NK Company, Ltd. (L)	16,960	56,685
Nong Shim Holdings Company, Ltd.	2,723	198,354
NongShim Company, Ltd.	3,604	844,466
OCI Company, Ltd. (L)	10,584	1,753,628
OCI Materials Company, Ltd. (I)	5,799	178,434
Optron-Tec, Inc. (I)(L)	8,001	86,070
Orion Corp.	1,706	1,454,286
OSANGJAIEL Company, Ltd. (I)	4,672	60,443
Osstem Implant Compnay, Ltd. (I)(L)	9,092	213,726
Ottogi Corp.	993	323,560
PaperCorea, Inc. (I)	99,660	65,173
Partron Company, Ltd. (I)(L)	21,886	332,426
Pharmicell Company, Ltd. (I)(L)	33,697	131,418
Poonglim Industrial Company, Ltd. (I)	276	574
Poongsan Corp.	27,049	717,257
Poongsan Holdings Corp.	4,780	128,663
POSCO	17,533	5,436,290
POSCO Chemtech Company, Ltd. (I)(L)	1,403	168,542
POSCO Coated & Color Steel Company, Ltd. (I)	2,860	37,983
Posco ICT Company, Ltd. (I)(L)	25,297	190,992
Posco M-Tech Company, Ltd. (L)	5,220	32,216
Posco Plantec Company, Ltd. (I)	2,650	19,254
POSCO, ADR (L)	54,889	4,253,349
Power Logics Company, Ltd. (I)(L)	12,446	56,233
PSK, Inc. (I)	2,173	21,786
Pulmuone Holdings Company, Ltd. (L)	1,122	56,962
Pyeong Hwa Automotive Company, Ltd. (I)	10,765	262,161
RFsemi Technologies, Inc.	2,994	29,811
S&T Corp.	1,630	26,649
S&T Dynamics Company, Ltd. (L)	29,369	349,791
S&T Holdings Company, Ltd.	10,110	183,034
S&T Motiv Company, Ltd.	8,720	238,629
S-Energy Company, Ltd.	5,134	59,824
S-MAC Company, Ltd. (L)	10,697	137,280
S-Oil Corp.	18,047	1,293,206
S1 Corp.	9,097	614,318

40

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Korea (continued)

Saeron Automotive Corp.	5,190	$45,432
Sajo Industries Company, Ltd. (I)	1,299	34,714
Sajodaerim Corp. (I)	310	3,398
Sam Young Electronics Company, Ltd.	17,300	155,806
Sam Yung Trading Company, Ltd.	11,085	172,377
Sambu Construction Company, Ltd. (I)	1,809	8,583
Samchully Company, Ltd.	1,909	238,133
Samick Musical Instruments Company, Ltd. (I)	59,990	144,528
Samick THK Company, Ltd.	8,300	61,954
Samjin Pharmaceutical Company, Ltd.	5,770	81,989
SamkwangGlass Company, Ltd.	2,292	98,062
Samlip General Foods Company, Ltd.	1,348	70,217
Samsung C&T Corp.	107,515	6,410,057
Samsung Electro-Mechanics Company, Ltd.	28,815	2,228,463
Samsung Electronics Company, Ltd.	31,776	44,819,852
Samsung Electronics Company, Ltd., GDR	2,125	1,498,945
Samsung Engineering Company, Ltd.	12,814	762,033
Samsung Fine Chemicals Company, Ltd.	15,753	699,931
Samsung Fire & Marine Insurance Company, Ltd.	20,662	5,082,726
Samsung Heavy Industries Company, Ltd.	65,060	2,406,582
Samsung Life Insurance Company, Ltd.	28,363	2,734,425
Samsung SDI Company, Ltd.	24,628	4,077,490
Samsung Securities Company, Ltd.	45,200	1,933,171
Samsung Techwin Company, Ltd.	16,646	891,914
Samyang Foods Company, Ltd. (I)	2,320	50,980
Samyang Genex Company, Ltd.	1,190	100,945
Samyang Holdings Corp.	5,665	462,745
Samyang Tongsang Company, Ltd.	690	16,885
Samyoung Chemical Company, Ltd.	21,460	44,172
Sangbo Corp. (L)	6,869	82,498
SAVEZONE I&C Corp.	16,880	76,337
SBS Media Holdings Company, Ltd. (L)	47,640	223,725
SBW (I)(L)	30,360	23,486
Seah Besteel Corp. (L)	18,210	466,411
SeAH Holdings Corp.	1,272	117,177
SeAH Steel Corp.	2,658	214,095
Sebang Company, Ltd.	14,980	262,503
Seegene, Inc. (I)	4,041	242,219
Sejong Industrial Company, Ltd.	8,680	147,255
Seobu T&D (I)(L)	4,021	75,614
Seohan Company, Ltd. (L)	47,047	73,905
Seohee Construction Company, Ltd. (I)(L)	78,403	46,268
Seoul Semiconductor Company, Ltd. (I)	5,161	203,535
Seowon Company, Ltd.	11,470	16,744
Sewon Cellontech Company, Ltd. (I)(L)	18,530	43,976
Sewoonmedical Company, Ltd.	13,302	46,383
SFA Engineering Corp. (I)	422	16,453
SG Corp. (I)(L)	48,000	30,424
SH Energy Chemical Company, Ltd. (I)(L)	84,833	67,295
Shin Poong Pharmaceutical Company, Ltd.	20,939	95,870
Shine Company, Ltd. (I)	4,423	38,788
Shinhan Financial Group Company, Ltd., ADR	259,695	10,969,517
Shinhan Financial Group Company, Ltd.	72,990	3,072,216
Shinil Industrial Company, Ltd. (I)	8,380	13,430
Shinsegae Company, Ltd.	4,746	1,149,526
Shinsegae Information & Communication Company, Ltd.	668	46,826

41

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Korea (continued)

Shinsegae International Company, Ltd.	1,183	$104,569
Shinsung Solar Energy Company, Ltd. (I)	62,690	68,947
Shinwon Corp. (I)	43,430	49,248
Shinyoung Securities Company, Ltd.	6,720	245,752
Signetics Corp. (I)(L)	18,318	38,906
Sigong Tech Company, Ltd. (L)	10,503	31,072
Silicon Works Company, Ltd. (L)	7,788	181,984
Silla Company, Ltd.	8,847	226,526
Simm Tech Company, Ltd. (I)	26,297	168,438
SIMPAC, Inc.	11,000	69,953
Sindoh Company, Ltd.	5,692	349,435
SJM Company, Ltd.	6,871	73,315
SK Broadband Company, Ltd. (I)	42,604	173,607
SK C&C Company, Ltd.	8,015	1,025,534
SK Chemicals Company, Ltd.	12,447	626,000
SK Communications Company, Ltd. (I)(L)	15,923	72,977
SK Gas Company, Ltd.	4,539	308,841
SK Holdings Company, Ltd.	22,424	3,958,915
SK Hynix, Inc. (I)	133,560	4,470,875
SK Innovation Company, Ltd.	34,053	4,636,349
SK Networks Company, Ltd.	171,660	1,210,678
SK Securities Company, Ltd. (I)	230,570	170,456
SK Telecom Company, Ltd.	3,484	744,150
SKC Company, Ltd. (L)	17,430	541,926
SL Corp. (L)	10,350	165,273
SM Entertainment Company (I)(L)	6,552	264,939
Solco Biomedical Company, Ltd. (I)(L)	27,413	20,204
Songwon Industrial Company, Ltd.	11,060	109,783
Sonokong Company, Ltd. (I)	2,673	6,643
Ssangyong Cement Industrial Company, Ltd. (I)	34,830	208,432
STX Engine Company, Ltd. (I)	13,540	70,017
STX Offshore & Shipbuilding Company, Ltd. (I)	27,283	242,901
STX Pan Ocean Company, Ltd. (I)(L)	154,020	112,135
Suheung Capsule Company, Ltd.	6,030	237,836
Sungchang Enterprise Holdings, Ltd. (I)	2,240	37,672
Sungshin Cement Company, Ltd. (I)	5,760	31,747
Sungwoo Hitech Company, Ltd. (I)(L)	13,836	225,906
Sunjin Company, Ltd. (L)	6,505	158,896
Suprema, Inc. (I)(L)	6,488	132,608
Synopex, Inc. (I)(L)	44,976	64,188
Tae Kyung Industrial Company, Ltd.	14,930	69,143
Taekwang Industrial Company, Ltd.	529	595,933
Taesan LCD Company, Ltd. (I)	1,004	2,673
Taewoong Company, Ltd. (I)	636	16,803
Taeyoung Engineering & Construction Company, Ltd.	46,820	243,842
Tailim Packaging Industrial Company, Ltd. (L)	59,700	138,398
Tera Resource Company, Ltd. (I)(L)	164,244	73,873
Tera Semicon Company, Ltd. (I)(L)	2,499	31,895
The Basic House Company, Ltd. (I)	5,150	112,887
The Willbes & Company (I)	41,740	39,984
TK Chemical Corp. (I)(L)	18,057	25,562
Tong Yang Moolsan Company, Ltd.	3,470	27,646
Tongyang Life Insurance	30,990	329,503
TONGYANG Securities, Inc.	128,580	321,523
Top Engineering Company, Ltd. (I)	300	1,245
Toptec Company, Ltd. (I)	3,318	47,612

42

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

South Korea (continued)

Tovis Company, Ltd. (I)	4,620	$29,953
Trais Company, Ltd. (I)	9,451	22,735
TS Corp.	5,652	149,188
Uangel Corp.	7,990	31,548
UBCare Company, Ltd. (I)(L)	18,631	48,091
Ubivelox, Inc. (I)	1,773	24,812
UI Display Company, Ltd. (L)	5,128	56,137
Uju Electronics Company, Ltd. (I)	5,317	86,845
Unid Company, Ltd.	3,957	219,659
Union Steel	4,420	63,455
Unison Company, Ltd. (I)(L)	13,882	49,469
Value Added Technologies Company, Ltd.	1,141	11,786
Vieworks Company, Ltd. (L)	4,427	112,854
Visang Education, Inc.	3,857	50,144
Webzen, Inc. (I)(L)	3,503	26,094
WeMade Entertainment Company, Ltd. (I)(L)	2,191	80,224
Wiscom Company, Ltd.	3,680	17,798
Wisol Company, Ltd. (I)(L)	4,908	48,391
Wonik IPS Company, Ltd. (I)	319	2,634
Woongjin Chemical Company, Ltd. (I)(L)	15,596	170,868
Woongjin Energy Company, Ltd. (I)(L)	41,980	84,176
Woongjin Thinkbig Company, Ltd. (I)(L)	16,780	100,044
Wooree ETI Company, Ltd. (I)	6,680	18,728
Woori Finance Holdings Company, Ltd.	319,950	3,827,422
Woori Finance Holdings Company, Ltd., ADR	7,867	281,088
Woori Financial Company, Ltd.	12,823	259,341
Woori Investment & Securities Company, Ltd.	160,139	1,601,616
WooSung Feed Company, Ltd.	5,600	15,823
Y G-1 Company, Ltd. (I)(L)	10,640	127,256
YESCO Company, Ltd.	1,480	53,983
YG Entertainment, Inc.	2,783	130,291
Yoosung Enterprise Company, Ltd. (L)	10,176	47,563
Youlchon Chemical Company, Ltd.	12,530	146,841
Young Poong Corp.	528	620,426
Youngone Corp. (L)	18,824	693,166
Youngone Holdings Company, Ltd.	4,914	347,836
Yuhan Corp.	5,221	926,725
YuHwa Securities Company, Ltd.	3,240	36,585
Yungjin Pharmaceutical Company, Ltd. (I)(L)	46,320	74,625

Taiwan 14.6%		349,476,216

A-DATA Technology Company, Ltd.	170,000	412,520
Ability Enterprise Company, Ltd.	129,000	84,532
AcBel Polytech, Inc.	356,000	337,813
Accton Technology Corp.	662,796	342,845
Ace Pillar Company, Ltd. (I)	44,147	39,270
Acer, Inc. (I)	2,285,000	1,240,778
Aces Electronic Company, Ltd.	3,000	2,147
ACHEM Technology Corp.	234,011	133,288
Acter Company, Ltd.	30,000	124,613
Action Electronics Company, Ltd. (I)	439,640	86,881
Actron Technology Corp.	34,300	144,198
Adlink Technology, Inc.	73,830	132,413
Advanced Ceramic X Corp.	37,000	191,534
Advanced International Multitech Company, Ltd.	108,000	108,743
Advanced Semiconductor Engineering, Inc.	2,587,532	2,573,302

43

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Advanced Semiconductor Engineering, Inc., ADR (L)	246,003	$1,239,855
Advancetek Enterprise Company, Ltd.	111,440	143,338
Advantech Company, Ltd.	123,300	762,832
AGV Products Corp. (I)	545,829	169,108
Aimcore Technology Company, Ltd.	30,969	37,209
Alcor Micro Corp.	85,000	81,927
ALI Corp.	234,000	237,822
Allis Electric Company, Ltd.	154,000	50,811
Alpha Networks, Inc.	440,000	294,721
Altek Corp.	360,702	219,762
AMPOC Far-East Company, Ltd.	132,000	103,071
AmTRAN Technology Company, Ltd.	1,105,775	713,800
Anpec Electronics Corp.	145,000	97,679
Apacer Technology, Inc.	67,188	61,911
APCB, Inc.	143,000	84,173
Apex Biotechnology Corp.	84,060	203,902
Apex International Company, Ltd.	46,000	55,919
Apex Medical Corp.	49,000	54,094
Apex Science & Engineering	216,578	139,848
Arima Communication Corp. (I)	273,676	131,171
Asia Cement Corp.	1,753,636	2,327,845
Asia Optical Company, Inc. (I)	274,710	266,219
Asia Plastic Recycling Holding, Ltd.	38,851	111,536
Asia Polymer Corp.	463,600	384,263
Asia Vital Components Company, Ltd.	140,667	85,145
ASROCK, Inc.	34,000	117,159
Asustek Computer, Inc.	412,528	3,636,290
Aten International Company, Ltd.	60,000	166,768
AU Optronics Corp., ADR (I)(L)	812,167	2,517,718
Audix Corp.	173,200	197,452
Aurora Corp.	72,000	148,008
AV Tech Corp.	28,000	82,681
Avermedia Technologies, Inc.	89,000	36,522
Avision, Inc. (I)	277,916	101,798
AVY Precision Technology, Inc.	7,000	11,350
Awea Mechantronic Company, Ltd.	6,300	6,944
Bank of Kaohsiung	640,951	204,352
Basso Industry Corp.	103,000	105,340
BenQ Materials Corp. (I)	191,000	168,264
BES Engineering Corp.	2,097,200	656,460
Bin Chuan Enterprise Company, Ltd.	70,273	52,190
Bionet Corp.	24,000	37,352
Biostar Microtech International Corp.	227,000	106,311
Boardtek Electronics Corp.	131,000	151,130
Bright Led Electronics Corp. (I)	100,000	42,887
C Sun Manufacturing, Ltd.	175,729	119,002
Cameo Communications, Inc.	350,955	107,220
Capella Microsystems Taiwan, Inc.	20,349	68,810
Capital Securities Corp.	2,487,371	862,103
Career Technology MFG. Company, Ltd.	235,000	219,310
Carnival Industrial Corp.	512,000	147,220
Catcher Technology Company, Ltd.	328,000	1,999,406
Cathay Chemical Works	106,000	64,512
Cathay Financial Holdings Company, Ltd.	3,063,923	4,810,830
Cathay Real Estate Development Company, Ltd.	954,000	629,678
Central Reinsurance Company, Ltd.	198,825	95,092

44

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

ChainQui Construction Development Company, Ltd.	141,000	$123,265
Chaintech Technology Corp.	31,278	47,516
Champion Building Materials Company, Ltd. (I)	512,852	229,212
Chang Hwa Commercial Bank	4,719,712	2,896,701
Chang Wah Electromaterials, Inc.	39,010	104,049
Charoen Pokphand Enterprise	300,000	158,064
Chaun-Choung Technology Corp.	49,000	106,619
CHC Resources Corp.	48,000	96,714
Chen Full International Company, Ltd.	49,000	40,125
Chenbro Micom Company, Ltd.	62,000	64,224
Cheng Loong Corp.	1,367,480	670,404
Cheng Shin Rubber Industry Company, Ltd.	760,031	1,995,130
Cheng Uei Precision Industry Company, Ltd.	507,335	1,012,336
Chenming Mold Industrial Corp. (I)	80,000	57,361
Chia Hsin Cement Corp. (I)	700,089	367,870
Chicony Electronics Company, Ltd.	316,354	790,456
Chien Kuo Construction Company, Ltd.	425,872	199,959
Chien Shing Stainless Steel Company (I)	254,000	33,055
Chilisin Electronics Corp. (I)	64,400	60,453
Chime Ball Technology Company, Ltd.	22,000	49,837
Chimei Materials Technology Corp.	101,000	112,292
Chin-Poon Industrial Company, Ltd.	466,642	774,794
China Airlines, Ltd. (I)	2,184,820	800,544
China Chemical & Pharmaceutical Company, Ltd.	215,000	171,725
China Development Financial Holdings Corp.	9,439,331	2,754,733
China Ecotek Corp.	33,000	83,290
China Electric Manufacturing Corp.	229,000	98,200
China General Plastics Corp.	355,100	209,725
China Life Insurance Company, Ltd.	1,547,296	1,487,194
China Manmade Fibers Corp. (I)	1,563,000	707,057
China Metal Products Company, Ltd.	306,830	463,377
China Motor Corp.	711,905	663,704
China Petrochemical Development Corp.	2,791,045	1,319,461
China Steel Chemical Corp.	101,000	572,034
China Steel Corp.	5,714,802	4,917,983
China Steel Structure Company, Ltd.	193,000	230,241
China Synthetic Rubber Corp.	672,937	643,645
China Wire & Cable Company, Ltd. (I)	218,000	99,407
Chinese Gamer International Corp.	22,000	36,526
Chipbond Technology Corp. (I)	306,000	641,463
Chong Hong Construction Company	103,424	338,628
Chroma ATE, Inc.	211,440	428,324
Chun Yu Works & Company, Ltd. (I)	360,000	130,701
Chun Yuan Steel	647,381	243,995
Chung Hsin Electric & Machinery Manufacturing Corp.	623,000	441,559
Chung Hung Steel Corp. (I)	1,284,226	356,452
Chung Hwa Pulp Corp. (I)	580,290	181,730
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	52,000	92,729
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	282,918
Chunghwa Telecom Company, Ltd.	568,000	1,781,939
Chunghwa Telecom Company, Ltd., ADR (L)	67,506	2,100,787
Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	48,194
Cleanaway Company, Ltd.	22,000	135,461
Clevo Company	310,120	664,404
CMC Magnetics Corp. (I)	4,049,000	654,556
CoAsia Microelectronics Corp.	67,200	33,820

45

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Collins Company, Ltd.	223,797	$85,474
Compal Electronics, Inc.	3,929,895	2,969,992
Compeq Manufacturing Company	1,408,000	814,293
Continental Holdings Corp.	539,000	202,016
Coretronic Corp.	182,000	164,331
Cosmo Electronics Corp. (I)	58,000	68,107
Cosmos Bank Taiwan (I)	131,000	66,833
Coxon Precise Industrial Company, Ltd.	152,231	255,516
Crystalwise Technology, Inc. (I)	121,000	94,711
CSBC Corp. Taiwan	93,312	58,974
CTBC Financial Holding Company, Ltd.	8,483,211	5,552,428
CTCI Corp.	345,000	547,276
CviLux Corp.	47,000	56,990
Cyberlink Corp.	69,326	200,695
CyberPower Systems, Inc.	36,000	86,311
CyberTAN Technology, Inc.	277,000	293,555
D-Link Corp.	947,627	556,167
DA CIN Construction Company, Ltd.	147,000	141,114
Da-Li Construction Company, Ltd. (I)	58,006	66,976
Dah Fung CATV Company, Ltd.	32,670	59,360
Darfon Electronics Corp.	351,950	231,828
Daxin Materials Corp. (I)	16,000	36,036
De Licacy Industrial Company	150,000	59,040
Delpha Construction Company, Ltd.	330,383	144,631
Delta Electronics, Inc.	545,000	2,906,796
Depo Auto Parts Industrial Company, Ltd.	84,000	305,355
DFI, Inc.	62,000	70,430
Dimerco Express Taiwan Corp.	46,000	30,532
DYNACOLOR, Inc.	43,000	100,328
Dynamic Electronics Company, Ltd. (I)	378,927	136,645
Dynapack International Technology Corp.	84,000	208,780
E Ink Holdings, Inc. (I)	705,000	379,982
E-Lead Electronic Company, Ltd.	38,000	80,300
E-LIFE MALL Corp.	66,000	139,870
E-Ton Solar Tech Company, Ltd. (I)	212,541	118,971
E.Sun Financial Holding Company, Ltd.	4,002,981	2,684,812
Eastern Media International Corp. (I)	674,164	333,867
Eclat Textile Company, Ltd.	106,137	1,352,915
Edimax Technology Company, Ltd.	101,359	41,993
Edison Opto Corp. (I)	43,000	43,512
Edom Technology Company, Ltd.	205,000	91,058
eGalax_eMPIA Technology, Inc.	27,125	81,779
Elan Microelectronics Corp.	227,000	335,317
Elite Advanced Laser Corp.	50,000	118,957
Elite Material Company	284,000	244,563
Elite Semiconductor Memory Technology, Inc. (I)	209,000	243,966
Elitegroup Computer Systems Company, Ltd. (I)	604,857	303,793
eMemory Technology, Inc. (I)	54,000	135,843
ENG Electric Company, Ltd.	132,223	107,110
Enlight Corp. (I)	19,312	1,487
Entie Commercial Bank	379,000	186,198
Episil Technologies, Inc. (I)	186,000	63,898
Epistar Corp. (I)	703,628	1,218,497
Eternal Chemical Company, Ltd.	372,644	330,024
Etron Technology, Inc. (I)	104,000	43,328
Eva Airways Corp. (I)	1,032,160	594,606

46

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Everest Textile Company, Ltd. (I)	272,000	$76,228
Evergreen International Storage & Transport Corp.	765,320	521,525
Evergreen Marine Corp., Ltd. (I)	1,770,886	1,046,079
Everlight Chemical Industrial Corp.	120,330	100,548
Everlight Electronics Company, Ltd.	291,000	543,205
Everspring Industry Company, Ltd. (I)	277,000	162,287
Excelsior Medical Company, Ltd.	83,600	171,585
Far Eastern Department Stores Company, Ltd.	749,567	765,933
Far Eastern International Bank	2,088,977	855,222
Far Eastern New Century Corp.	1,927,104	2,226,066
Far EasTone Telecommunications Company, Ltd.	710,000	1,521,742
Faraday Technology Corp.	278,586	322,074
Farglory Land Development Company, Ltd.	249,000	442,843
Federal Corp.	562,189	432,819
Feedback Technology Corp.	19,000	35,108
Feng Hsin Iron & Steel Company	231,000	421,919
Feng Tay Enterprise Company, Ltd.	194,958	499,108
First Copper Technology Company, Ltd. (I)	363,000	122,676
First Financial Holding Company, Ltd.	6,814,481	4,135,773
First Hotel	103,698	66,947
First Insurance Company, Ltd.	313,165	207,467
First Steamship Company, Ltd.	273,986	189,157
FLEXium Interconnect, Inc.	138,375	446,622
Flytech Technology Company, Ltd.	69,066	252,480
Forhouse Corp.	575,894	199,323
Formosa Advanced Technologies Company, Ltd.	90,000	51,605
Formosa Chemicals & Fibre Corp.	1,416,440	3,997,904
Formosa Epitaxy, Inc. (I)	170,000	82,658
Formosa International Hotels Corp.	27,467	315,930
Formosa Oilseed Processing	199,689	72,242
Formosa Optical Technology Company, Ltd.	28,000	107,434
Formosa Petrochemical Corp.	368,000	1,003,732
Formosa Plastics Corp.	1,348,880	3,544,004
Formosa Taffeta Company, Ltd.	939,000	1,189,536
Formosan Rubber Group, Inc.	493,000	483,901
Formosan Union Chemical	487,573	230,711
Founding Construction & Development Company, Ltd.	248,797	163,573
Foxconn Technology Company, Ltd.	496,130	1,178,328
Foxlink Image Technology Company, Ltd.	123,000	80,953
Froch Enterprise Company, Ltd. (I)	292,000	90,101
FSP Technology, Inc.	302,224	271,776
Fubon Financial Holding Company, Ltd. (I)	2,741,422	3,915,480
Fullerton Technology Company, Ltd. (I)	156,819	128,476
Fulltech Fiber Glass Corp. (I)	215,027	80,624
Fwusow Industry Company, Ltd.	334,467	169,440
G Shank Enterprise Company, Ltd.	226,000	155,717
G Tech Optoelectronics Corp.	104,000	123,004
Gamania Digital Entertainment Company, Ltd. (I)	122,000	99,671
GEM Terminal Industrial Company, Ltd.	47,500	19,030
Gemtek Technology Corp.	181,496	173,777
Genesis Photonics, Inc. (I)	220,246	103,761
Genius Electronic Optical Company, Ltd.	36,589	108,730
Genmont Biotech, Inc.	25,000	36,939
GeoVision, Inc.	34,778	228,317
Getac Technology Corp.	623,000	309,904
Giant Manufacturing Company, Ltd.	146,000	1,028,517

47

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Giantplus Technology Company, Ltd. (I)	62,000	$18,092
Giga Solar Materials Corp.	9,200	104,373
Giga Solution Tech Company, Ltd.	68,237	36,702
Gigabyte Technology Company, Ltd.	789,719	986,403
Gigastorage Corp. (I)	232,100	207,950
Gintech Energy Corp. (I)	96,000	102,308
Global Brands Manufacture, Ltd. (I)	317,611	108,462
Global Lighting Technologies, Inc.	53,000	51,101
Global Mixed Mode Technology, Inc.	67,000	185,744
Global Unichip Corp. (I)	57,000	145,463
Globe Union Industrial Corp. (I)	206,000	166,871
Gloria Material Technology Corp.	120,750	86,634
Gold Circuit Electronics, Ltd. (I)	616,071	145,425
Goldsun Development & Construction Company, Ltd.	1,820,005	746,824
Gourmet Master Company, Ltd.	27,000	192,384
Grand Pacific Petrochemical Corp.	1,174,000	917,619
Grape King Industrial Company	77,000	393,332
Great China Metal Industry Company, Ltd.	218,000	256,792
Great Taipei Gas Company, Ltd.	229,000	171,396
Great Wall Enterprise Company, Ltd.	522,802	469,792
Green Energy Technology, Inc. (I)	156,000	128,772
GTM Corp. (I)	222,000	119,413
Gudeng Precision Industrial Company, Ltd.	23,000	37,663
Hannstar Board Corp.	264,467	99,072
HannStar Display Corp. (I)	4,052,000	1,507,976
HannsTouch Solution, Inc. (I)	749,000	228,839
Harvatek Corp. (I)	92,920	40,468
Hey Song Corp. (I)	421,250	522,048
Hi-Clearance, Inc.	19,000	58,466
Highwealth Construction Corp.	204,800	452,241
Hitron Technology, Inc.	167,000	86,850
Hiwin Technologies Corp.	80,950	671,233
Ho Tung Chemical Corp.	1,175,134	569,320
Hocheng Corp. (I)	313,000	112,018
Hold-Key Electric Wire & Cable Company, Ltd.	169,119	55,384
Holiday Entertainment Company, Ltd.	50,000	62,030
Holtek Semiconductor, Inc.	144,000	220,036
Holy Stone Enterprise Company, Ltd. (I)	232,734	292,665
Hon Hai Precision Industry Company, Ltd.	5,511,946	14,510,321
Hong TAI Electric Industrial Company, Ltd.	309,000	101,758
Hota Industrial Manufacturing Company, Ltd.	185,149	293,371
Hotai Motor Company, Ltd.	106,000	1,230,327
Howarm Construction Company, Ltd. (I)	187,958	121,322
Hsin Kuang Steel Company, Ltd.	326,153	207,104
Hsin Yung Chien Company, Ltd.	22,000	59,173
Hsing TA Cement Company, Ltd.	227,000	88,196
HTC Corp.	284,700	1,455,871
Hu Lane Associate, Inc.	60,699	188,504
HUA ENG Wire & Cable Company, Ltd.	732,000	273,479
Hua Nan Financial Holdings Company, Ltd.	4,856,871	2,824,784
Hua Yu Lien Development Company, Ltd. (I)	2,372	4,249
Huaku Development Company, Ltd. (I)	168,353	522,729
Huang Hsiang Construction Company	85,000	169,657
Hung Ching Development & Construction Company, Ltd.	203,000	130,905
Hung Poo Real Estate Development Corp.	80,000	84,214
Hung Sheng Construction Company, Ltd.	559,808	486,514

48

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Huxen Corp.	42,000	$67,296
Hwa Fong Rubber Company, Ltd. (I)	451,770	220,459
I-Chiun Precision Industry Company, Ltd.	93,000	55,831
I-Sheng Electric Wire & Cable Company, Ltd.	95,000	132,313
Ibase Technology, Inc.	83,512	114,946
Ichia Technologies, Inc.	512,300	258,535
IEI Integration Corp.	150,045	189,117
ILI Technology Corp. (I)	50,397	91,365
Infortrend Technology, Inc.	245,000	148,059
Innolux Corp. (I)	5,685,980	2,156,489
Inotera Memories, Inc. (I)	2,860,165	2,044,368
Insyde Software Corp.	21,000	32,677
International Games System Company, Ltd.	50,000	94,014
Inventec Corp.	1,812,705	1,526,987
ITE Technology, Inc. (I)	110,881	93,279
ITEQ Corp.	172,700	183,413
J Touch Corp. (I)	101,000	77,856
Janfusun Fancyworld Corp. (I)	48,983	9,530
Jenn Feng New Energy Company, Ltd. (I)	128,000	43,066
Jentech Precision Industrial Company, Ltd.	67,808	149,013
Jess-Link Products Company, Ltd.	135,000	118,392
Johnson Health Tech Company, Ltd.	42,067	118,498
Kang Na Hsiung Enterprise Company, Ltd.	168,000	91,660
Kaori Heat Treatment Company, Ltd.	47,049	85,144
Kaulin Manufacturing Company, Ltd.	124,490	91,433
KD Holding Corp.	1,000	6,182
KEE TAI Properties Company, Ltd.	464,973	331,456
Kenda Rubber Industrial Company, Ltd.	358,148	775,161
Kenmec Mechanical Engineering Company, Ltd. (I)	12,000	5,630
Kerry TJ Logistics Company, Ltd.	236,000	342,106
King Slide Works Company, Ltd.	27,000	279,884
King Yuan Electronics Company, Ltd.	1,749,762	1,119,215
King's Town Bank	1,035,000	913,427
King's Town Construction Company, Ltd. (I)	140,700	143,055
Kingdom Construction Company, Ltd.	393,000	529,260
Kinik Company	88,000	234,862
Kinko Optical Company, Ltd.	158,648	161,144
Kinpo Electronics, Inc.	1,763,724	655,953
Kinsus Interconnect Technology Corp.	161,000	556,106
KMC Kuei Meng International, Inc.	20,500	92,279
KS Terminals, Inc.	57,000	57,924
Kung Long Batteries Industrial Company, Ltd.	46,000	117,365
Kuo Toong International Company, Ltd.	24,000	33,206
Kuoyang Construction Company, Ltd.	162,543	107,429
Kwong Fong Industries Corp. (I)	315,280	200,246
KYE System Corp.	225,000	88,881
L&K Engineering Company, Ltd.	205,952	194,528
LAN FA Textile (I)	316,183	100,890
Largan Precision Company, Ltd.	42,000	1,496,192
Laser Tek Taiwan Company, Ltd.	9,964	5,410
LCY Chemical Corp.	356,806	425,854
Leader Electronics, Inc.	181,867	89,303
Leadtrend Technology Corp.	23,599	28,541
Lealea Enterprise Company, Ltd.	1,024,789	377,227
Ledtech Electronics Corp.	6,236	3,651
LEE CHI Enterprises Company, Ltd.	287,000	142,496

49

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Lelon Electronics Corp.	170,100	$127,898
Leofoo Development Company, Ltd. (I)	411,012	166,572
LES Enphants Company, Ltd.	164,486	129,198
Lextar Electronics Corp.	166,500	135,751
Li Peng Enterprise Company, Ltd. (I)	704,511	356,228
Lian HWA Food Corp.	125,650	158,573
Lien Hwa Industrial Corp.	715,784	463,380
Lingsen Precision Industries, Ltd.	438,101	226,002
Lite-On Semiconductor Corp.	463,080	281,469
Lite-On Technology Corp.	1,748,628	2,841,553
Long Bon International Company, Ltd.	530,000	356,865
Long Chen Paper Company, Ltd.	658,390	309,004
Longwell Company	79,000	64,210
Lotes Company, Ltd.	47,000	106,411
Lucky Cement Corp. (I)	272,000	77,137
Lumax International Corp., Ltd.	76,395	185,940
Lung Yen Life Service Corp.	26,000	73,742
Macroblock, Inc.	19,000	44,941
Macronix International (I)	4,400,718	994,202
MacroWell OMG Digital Entertainment Company, Ltd.	24,000	78,116
Mag Layers Scientific-Technics Company, Ltd.	12,683	20,257
Makalot Industrial Company, Ltd.	90,000	504,389
Marketech International Corp.	207,000	124,417
Masterlink Securities Corp.	1,519,780	501,565
Maxtek Technology Company, Ltd.	55,000	28,617
Mayer Steel Pipe Corp. (I)	250,407	117,592
Maywufa Company, Ltd.	18,000	9,390
MediaTek, Inc.	239,000	3,525,964
Medigen Biotechnology Corp. (I)	35,690	243,957
Mega Financial Holding Company, Ltd.	4,927,743	4,135,751
Meiloon Industrial Company, Ltd.	151,412	105,740
Mercuries & Associates, Ltd.	420,068	313,554
Mercuries Data Systems, Ltd. (I)	83,000	24,662
Merida Industry Company, Ltd.	132,250	982,633
Merry Electronics Company, Ltd.	126,272	546,886
Micro-Star International Company, Ltd.	1,032,488	742,464
Microelectronics Technology, Inc. (I)	231,824	138,526
Microlife Corp.	30,000	78,692
Mirle Automation Corp.	44,290	35,378
Mitac Holdings Corp. (I)	847,733	716,917
Mobiletron Electronics Company, Ltd.	67,000	86,377
Mosel Vitelic, Inc. (I)	583,484	125,156
Motech Industries, Inc. (I)	273,000	520,649
MPI Corp.	44,000	87,618
Mustek Systems, Inc. (I)	33,151	1,680
Nak Sealing Technologies Corp.	47,000	127,045
Namchow Chemical Industrial Company, Ltd.	149,000	238,498
Nan Kang Rubber Tire Company, Ltd. (I)	408,711	516,967
Nan Ya Plastics Corp.	2,005,860	4,398,505
Nan Ya Printed Circuit Board Corp. (I)	211,930	259,632
Nantex Industry Company, Ltd.	341,852	225,310
National Petroleum Company, Ltd.	153,000	143,420
Neo Solar Power Corp. (I)	314,452	405,436
Netronix, Inc.	45,000	99,365
New Asia Construction & Development Corp.	285,136	72,845
New Era Electronics Company, Ltd.	44,000	53,112

50

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Newmax Technology Company, Ltd. (I)	69,448	$155,160
Nichidenbo Corp.	93,520	79,901
Nien Hsing Textile Company, Ltd. (I)	357,572	373,674
Novatek Microelectronics Corp., Ltd.	297,000	1,202,009
Nuvoton Technology Corp.	30,000	24,207
Ocean Plastics Company, Ltd. (I)	29,000	34,379
Optimax Technology Corp. (I)	170,816	28,466
OptoTech Corp.	268,000	106,346
Orient Semiconductor Electronics, Ltd. (I)	720,000	123,852
Oriental Union Chemical Corp.	399,300	431,524
Orise Technology Company, Ltd.	77,000	116,175
P-Two Industries, Inc.	17,000	7,034
Pacific Construction Company, Ltd.	149,002	52,782
Pan Jit International, Inc. (I)	156,000	69,517
Pan-International Industrial	331,785	258,638
Paragon Technologies Company, Ltd. (I)	101,808	138,002
PChome Online, Inc.	33,810	243,253
Pegatron Corp.	1,308,321	1,629,427
PharmaEngine, Inc. (I)	10,650	92,036
Phihong Technology Company, Ltd.	266,416	160,404
Phison Electronics Corp.	57,000	349,232
Phoenix Tours International, Inc.	43,000	82,483
Pihsiang Machinery Manufacturing Company, Ltd. (I)	115,000	116,783
Pixart Imaging, Inc. (I)	119,830	193,717
Plotech Company, Ltd.	134,000	47,105
Polytronics Technology Corp. (I)	36,000	70,619
Portwell, Inc.	83,000	76,009
Posiflex Technologies, Inc.	13,455	48,942
Pou Chen Corp.	2,540,448	3,309,721
Power Quotient International Company, Ltd. (I)	130,000	66,266
Powercom Company, Ltd. (I)	90,760	15,804
Powertech Industrial Company, Ltd.	67,000	47,122
Powertech Technology, Inc. (I)	630,000	975,020
Poya Company, Ltd.	32,320	205,739
President Chain Store Corp.	236,000	1,672,549
President Securities Corp.	1,139,259	631,862
Prime Electronics Satellitics, Inc.	82,759	60,905
Prince Housing & Development Corp.	747,816	448,290
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	222,000	235,194
Promise Technology, Inc.	89,000	99,699
Qisda Corp. (I)	1,246,440	279,801
Qualipoly Chemical Corp.	50,000	45,559
Quanta Computer, Inc.	966,000	2,153,884
Quanta Storage, Inc.	77,000	77,894
Quintain Steel Company, Ltd. (I)	475,194	106,845
Radiant Opto-Electronics Corp.	399,343	1,422,468
Radium Life Tech Company, Ltd.	395,884	372,899
Ralec Electronic Corp.	63,259	89,722
Realtek Semiconductor Corp.	329,706	800,695
Rechi Precision Company, Ltd.	386,824	384,211
Rexon Industrial Corp., Ltd. (I)	83,286	34,077
Richtek Technology Corp.	99,000	460,390
Ritek Corp. (I)	3,965,428	648,178
Ruentex Development Company, Ltd.	375,586	771,372
Ruentex Industries, Ltd.	241,811	656,387

51

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Run Long Construction Company, Ltd.	42,000	$44,001
Sampo Corp.	928,997	343,878
San Fang Chemical Industry Company, Ltd.	71,585	68,470
San Shing Fastech Corp.	28,620	65,437
Sanyang Industrial Company, Ltd.	756,389	1,277,061
Sanyo Electric Taiwan Company, Ltd. (I)	79,900	98,661
SCI Pharmtech, Inc.	40,042	83,271
ScinoPharm Taiwan, Ltd.	102,960	322,609
SDI Corp.	80,000	104,245
Senao International Company, Ltd.	62,000	191,049
Sercomm Corp.	145,000	224,380
Sesoda Corp.	108,150	114,360
Shan-Loong Transportation Company, Ltd.	4,000	3,326
Sheng Yu Steel Company, Ltd.	188,000	132,969
ShenMao Technology, Inc.	57,000	64,182
Shih Her Technologies, Inc.	21,000	46,030
Shih Wei Navigation Company, Ltd.	117,363	83,147
Shihlin Electric & Engineering Corp.	523,213	666,583
Shihlin Paper Corp. (I)	72,000	112,240
Shin Hai Gas Corp.	2,226	2,953
Shin Kong Financial Holding Company, Ltd.	7,997,208	2,755,353
Shin Shin Natural Gas Company	1,000	1,142
Shin Zu Shing Company, Ltd.	159,933	351,264
Shining Building Business Company, Ltd. (I)	191,796	169,317
Shinkong Insurance Company, Ltd.	310,000	252,640
Shinkong Synthetic Fibers Corp.	2,075,287	718,348
Shinkong Textile Company, Ltd.	154,000	206,756
Shiny Chemical Industrial Company, Ltd.	32,000	53,511
Shuttle, Inc.	229,985	84,664
Sigurd Microelectronics Corp. (I)	541,887	541,570
Silicon Integrated Systems Corp. (I)	794,000	223,628
Silicon Power Computer & Communications, Inc.	35,000	42,648
Siliconware Precision Industries Company	572,000	677,197
Siliconware Precision Industries Company, ADR (L)	200,628	1,175,680
Silitech Technology Corp.	92,053	108,169
Simplo Technology Company, Ltd. (I)	172,200	764,612
Sinbon Electronics Company, Ltd.	203,000	231,314
Sincere Navigation Corp.	306,000	283,000
Singatron Enterprise Company, Ltd.	99,000	44,514
Sinkang Industries, Ltd. (I)	88,503	31,720
Sinmag Equipment Corp.	16,537	81,111
Sino-American Silicon Products, Inc. (I)	131,000	192,374
Sinon Corp.	534,150	322,058
SinoPac Financial Holdings Company, Ltd.	6,912,729	3,413,353
Sinphar Pharmaceutical Company, Ltd.	111,982	189,865
Sinyi Realty Company	119,975	219,177
Sirtec International Company, Ltd.	104,000	194,569
Sitronix Technology Corp.	87,000	131,899
Siward Crystal Technology Company, Ltd. (I)	181,301	82,950
Soft-World International Corp.	104,000	214,459
Solar Applied Materials Technology Company	211,899	177,487
Solomon Technology Corp. (I)	195,004	84,326
Solytech Enterprise Corp. (I)	136,758	48,637
Sonix Technology Company, Ltd.	130,000	172,061
Southeast Cement Company, Ltd.	390,000	227,362
Spirox Corp.	166,369	63,216

52

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Sporton International, Inc.	43,692	$205,785
St Shine Optical Company, Ltd.	22,000	661,808
Standard Chemical & Pharma	38,000	62,917
Standard Foods Corp.	135,470	411,195
Stark Technology, Inc.	164,000	164,786
Sunonwealth Electric Machine Industry Company, Ltd. (I)	141,000	81,219
Sunplus Technology Company, Ltd. (I)	651,000	237,981
Sunrex Technology Corp.	102,000	38,279
Sunspring Metal Corp.	17,000	44,812
Super Dragon Technology Company, Ltd.	15,766	10,716
Supreme Electronics Company, Ltd.	197,000	91,798
Swancor Ind. Company, Ltd.	29,000	66,743
Sweeten Construction Company, Ltd.	115,551	74,715
Syncmold Enterprise Corp.	97,000	160,820
Synnex Technology International Corp.	914,132	1,374,777
Sysage Technology Company, Ltd. (I)	61,950	64,280
TA Chen Stainless Pipe (I)	899,521	413,786
Ta Chong Bank, Ltd. (I)	2,156,622	780,060
Ta Chong Securities Company, Ltd. (I)	16,000	4,980
Ta Ya Electric Wire & Cable Company, Ltd.	637,406	148,329
TA-I Technology Company, Ltd.	115,705	58,237
Tah Hsin Industrial Company, Ltd.	125,000	123,210
TAI Roun Products Company, Ltd.	111,000	36,898
Taichung Commercial Bank	2,059,954	754,950
TaiDoc Technology Corp.	36,000	88,716
Taiflex Scientific Company, Ltd.	161,000	332,100
Taimide Tech, Inc.	72,000	58,805
Tainan Enterprises Company, Ltd.	201,467	202,303
Tainan Spinning Company, Ltd.	1,364,730	1,048,429
Taishin Financial Holdings Company, Ltd.	6,700,385	3,301,282
Taisun Enterprise Company, Ltd. (I)	422,026	197,560
Taita Chemical Company, Ltd. (I)	184,188	75,968
Taiwan Acceptance Corp.	45,000	119,918
Taiwan Business Bank (I)	3,650,671	1,108,346
Taiwan Cement Corp.	2,714,726	4,290,035
Taiwan Chinsan Electronic Industrial Company, Ltd.	45,000	71,140
Taiwan Cogeneration Corp.	603,137	364,786
Taiwan Cooperative Financial Holding	5,518,779	3,050,236
Taiwan FamilyMart Company, Ltd.	11,000	71,040
Taiwan Fertilizer Company, Ltd.	554,000	1,291,088
Taiwan Fire & Marine Insurance Company	155,000	131,923
Taiwan FU Hsing Industrial Company, Ltd.	233,000	255,855
Taiwan Glass Industrial Corp.	1,034,933	1,070,974
Taiwan Hon Chuan Enterprise Company, Ltd.	148,400	306,100
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	951,149	353,348
Taiwan Life Insurance Company, Ltd. (I)	295,836	266,006
Taiwan Line Tek Electronic	64,050	55,338
Taiwan Mask Corp.	325,850	102,754
Taiwan Mobile Company, Ltd.	498,700	1,632,983
Taiwan Navigation Company, Ltd.	36,000	33,220
Taiwan Paiho, Ltd.	294,342	413,039
Taiwan PCB Techvest Company, Ltd.	177,227	199,674
Taiwan Prosperity Chemical Corp.	100,000	94,032
Taiwan Pulp & Paper Corp. (I)	576,640	245,422
Taiwan Sakura Corp.	200,156	136,229

53

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Taiwan Secom Company, Ltd.	162,000	$397,487
Taiwan Semiconductor Company, Ltd.	132,000	104,966
Taiwan Semiconductor Manufacturing Company, Ltd.	7,683,000	27,217,758
Taiwan Sogo Shin Kong	372,000	465,883
Taiwan Styrene Monomer Corp. (I)	522,687	395,868
Taiwan Surface Mounting Technology Company, Ltd.	185,199	267,520
Taiwan TEA Corp. (I)	791,723	616,030
Taiwan Union Technology Corp.	67,000	50,061
Taiyen Biotech Company, Ltd. (I)	301,000	246,114
Tatung Company, Ltd. (I)	3,345,526	912,895
Te Chang Construction Company, Ltd.	79,300	71,572
Teco Electric & Machinery Company, Ltd.	2,004,109	2,203,443
Tecom Company, Ltd. (I)	41,000	4,268
Tekcore Company, Ltd. (I)	33,000	13,170
Ten Ren Tea Company, Ltd.	35,000	54,372
Test Research, Inc.	173,596	250,551
Test-Rite International Company, Ltd.	286,549	217,842
Tex-Ray Industrial Company, Ltd.	91,800	48,044
The Ambassador Hotel	236,000	234,220
Thinking Electronic Industrial Company, Ltd.	44,000	54,705
Thye Ming Industrial Company, Ltd.	133,250	153,119
TNC Industrial Corp., Ltd.	35,000	17,223
Ton Yi Industrial Corp.	661,000	693,979
Tong Hsing Electronic Industries, Ltd.	92,951	494,338
Tong Yang Industry Company, Ltd.	359,043	569,173
Tong-Tai Machine & Tool Company, Ltd.	111,114	96,636
Topco Scientific Company, Ltd.	217,129	379,518
Topco Technologies Corp.	26,000	62,751
Topoint Technology Company, Ltd.	179,248	129,975
Toung Loong Textile Manufacturing	53,000	227,906
Trade-Van Information Services Company	14,000	15,343
Transasia Airways Corp.	26,000	11,201
Transcend Information, Inc. (I)	117,000	348,091
Tripod Technology Corp.	312,770	538,093
Tsann Kuen Enterprise Company, Ltd.	98,220	130,204
TSRC Corp.	323,530	482,722
TTET Union Corp.	47,000	100,055
TTY Biopharm Company, Ltd.	89,123	297,319
Tung Ho Steel Enterprise Corp.	1,218,138	1,066,487
Tung Ho Textile Company, Ltd.	247,000	86,302
Tung Thih Electronic Company, Ltd.	36,258	104,613
TURVO International Company, Ltd.	16,500	64,612
TXC Corp.	208,659	233,142
TYC Brother Industrial Company, Ltd. (I)	125,531	67,823
Tycoons Group Enterprise Company, Ltd. (I)	594,536	108,820
Tyntek Corp. (I)	194,661	46,029
TZE Shin International Company, Ltd.	183,247	68,084
U-Ming Marine Transport Corp.	261,000	460,711
U-Tech Media Corp. (I)	135,000	30,032
Ubright Optronics Corp.	28,600	62,035
Uni-President Enterprises Corp.	1,327,372	2,366,780
Unimicron Technology Corp.	1,210,855	899,446
Union Bank of Taiwan (I)	1,214,960	441,614
Union Insurance Company, Ltd. (I)	65,384	46,902
Unitech Computer Company, Ltd.	181,039	84,780
Unitech Printed Circuit Board Corp. (I)	727,869	283,772

54

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

United Integrated Services Company, Ltd.	165,000	$194,636
United Microelectronics Corp.	9,935,468	4,125,400
Unity Opto Technology Company, Ltd. (I)	230,389	165,520
Universal Cement Corp.	533,808	513,590
Unizyx Holding Corp. (I)	526,000	321,393
UPC Technology Corp.	1,005,938	482,555
Userjoy Technology Company, Ltd.	18,000	28,275
USI Corp.	1,237,801	856,338
Vanguard International Semiconductor Corp.	208,000	243,918
Ve Wong Corp.	208,450	177,427
Viking Tech Corp.	21,000	15,420
Visual Photonics Epitaxy Company, Ltd. (I)	293,700	282,693
Vivotek, Inc. (I)	32,085	203,572
Wafer Works Corp. (I)	105,872	54,075
Wah Hong Industrial Corp.	14,835	14,280
Wah Lee Industrial Corp.	28,000	44,114
Walsin Lihwa Corp. (I)	4,134,000	1,263,666
Walsin Technology Corp. (I)	897,721	231,520
Walton Advanced Engineering, Inc. (I)	383,661	132,127
Wan Hai Lines, Ltd.	650,216	339,944
WAN HWA Enterprise Company	3,229	1,619
Waterland Financial Holding Company, Ltd.	3,097,478	1,057,183
Ways Technical Corp., Ltd.	44,000	63,592
WEI Chih Steel Industrial Company, Ltd. (I)	165,000	24,461
Wei Chuan Food Corp.	275,000	450,254
Wei Mon Industry Company, Ltd. (I)	266,912	83,994
Weikeng Industrial Company, Ltd.	270,900	198,683
Well Shin Technology Company, Ltd.	72,420	117,636
Weltrend Semiconductor, Inc. (I)	170,100	147,279
Win Semiconductors Corp.	420,000	353,079
Winbond Electronics Corp. (I)	4,599,000	1,134,352
Wintek Corp. (I)	1,783,661	549,629
Wisdom Marine Lines Company, Ltd.	37,800	42,431
Wistron Corp.	1,959,981	1,760,028
Wistron NeWeb Corp.	207,925	498,560
WPG Holdings Company, Ltd.	1,078,760	1,227,837
WT Microelectronics Company, Ltd.	242,428	291,904
WUS Printed Circuit Company, Ltd.	375,000	167,133
X-Legend Entertainment Company, Ltd.	3,000	12,892
XAC Automation Corp.	69,000	98,850
Xxentria Technology Materials Corp.	66,000	130,448
Yageo Corp.	2,223,200	765,253
Yang Ming Marine Transport Corp. (I)	1,853,916	813,625
YC INOX Company, Ltd.	496,000	341,420
YeaShin International Development Company, Ltd.	185,726	156,105
Yem Chio Company, Ltd.	258,702	187,396
YFY, Inc.	1,606,614	808,435
Yi Jinn Industrial Company, Ltd. (I)	236,768	65,444
Yieh Phui Enterprise Company, Ltd. (I)	1,444,811	433,449
Young Fast Optoelectronics Company, Ltd.	89,648	79,151
Young Optics, Inc.	41,000	80,595
Youngtek Electronics Corp.	81,361	154,471
Yuanta Financial Holdings Company, Ltd.	8,862,322	4,812,560
Yufo Electronics Company, Ltd.	22,000	14,049
Yulon Motor Company, Ltd.	1,020,900	1,679,681
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	225,155

55

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Yungshin Construction & Development Company	19,000	$46,532
Yungshin Global Holding Corp.	117,000	223,315
Yungtay Engineering Company, Ltd.	316,000	981,704
Zeng Hsing Industrial Company, Ltd.	38,849	224,366
Zenitron Corp.	256,000	164,310
Zhen Ding Technology Holding, Ltd.	9,450	22,713
Zig Sheng Industrial Company, Ltd. (I)	499,665	176,315
Zinwell Corp.	236,000	254,063
Zippy Technology Corp.	89,000	93,060
ZongTai Real Estate Development Company, Ltd.	53,550	63,565

Thailand 2.8%		68,112,840

A.J. Plast PCL	93,200	27,719
AAPICO Hitech PCL	34,300	17,091
Advanced Info Service PCL	319,091	2,265,735
Airports of Thailand PCL	227,700	1,329,609
Amata Corp. PCL	541,300	266,351
AP Thailand PCL	971,980	150,141
Asia Green Energy PCL (I)	55,800	4,240
Asia Plus Securities PCL	1,679,600	192,492
Bangchak Petroleum PCL	735,900	762,027
Bangkok Aviation Fuel Services PCL	46,500	38,376
Bangkok Bank PCL	554,205	3,271,033
Bangkok Chain Hospital PCL	1,369,125	268,623
Bangkok Dusit Medical Services PCL	273,000	1,118,016
Bangkok Expressway PCL	426,700	478,393
Bangkok Insurance PCL	8,050	94,013
Bangkok Life Assurance PCL, NVDR	347,400	670,119
Bangkokland PCL (I)	11,604,400	617,986
Bank of Ayudhya PCL	3,692,800	4,455,918
Banpu PCL (L)	821,500	786,706
BEC World PCL	284,400	469,424
Berli Jucker PCL	6,900	9,724
Big C Supercenter PCL	35,900	206,277
Big C Supercenter PCL, NVDR	83,800	481,965
Bumrungrad Hospital PCL	182,500	511,523
CalComp Electronics Thailand PCL	3,027,200	254,545
Central Pattana PCL	606,900	817,453
Central Plaza Hotel PCL (L)	402,100	450,813
CH Karnchang PCL (L)	524,900	312,226
Charoen Pokphand Foods PCL (L)	1,640,233	1,455,828
CP ALL PCL	961,300	1,219,962
CS Loxinfo PCL	63,900	20,497
Delta Electronics Thailand PCL	365,400	534,843
Dhipaya Insurance PCL	28,000	26,596
Diamond Building Products PCL	240,000	67,269
DSG International Thailand PCL	198,000	65,979
Dynasty Ceramic PCL (L)	153,500	248,583
Eastern Water Resources Development & Management PCL	341,100	131,723
Electricity Generating PCL	109,300	437,404
Esso Thailand PCL	2,078,900	433,779
G J Steel PCL (I)	60,820,500	132,589
G Steel PCL (I)	12,662,700	43,379
GFPT PCL (I)	461,400	145,130
Glow Energy PCL	301,200	635,512
GMM Grammy PCL (I)	103,440	61,851

56

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Thailand (continued)

Grand Canal Land PCL (I)	103,100	$9,247
Hana Microelectronics PCL	568,100	387,462
Hemaraj Land & Development PCL	3,732,300	469,589
Home Product Center PCL	1,831,317	610,249
Indorama Ventures PCL (L)	1,026,800	748,275
IRPC PCL	9,392,900	1,035,530
Italian-Thai Development PCL (I)	2,163,776	343,670
Jasmine International PCL	1,485,000	363,041
Jaymart PCL	102,300	63,081
Kang Yong Electric PCL	2,800	21,277
Kasikornbank PCL	316,400	1,664,604
Kasikornbank PCL, NVDR	239,000	1,257,729
KCE Electronics PCL	76,900	45,503
KGI Securities Thailand PCL	1,053,600	95,812
Khon Kaen Sugar Industry PCL	509,800	200,046
Kiatnakin Bank PCL	337,300	422,807
Krung Thai Bank PCL	3,365,950	1,949,756
Krungthai Card PCL	126,000	127,530
Land and Houses PCL	1,507,100	477,203
Land and Houses PCL, NVDR	782,400	252,358
Lanna Resources PCL	277,500	102,842
Loxley PCL	1,037,610	134,427
LPN Development PCL	562,300	325,717
Major Cineplex Group PCL	340,500	191,936
MBK PCL	86,100	402,211
MCOT PCL	179,100	165,937
MCS Steel PCL	59,800	7,822
Minor International PCL	1,031,450	780,574
Modernform Group PCL	64,500	18,078
Nation Multimedia Group PCL (I)	71,000	2,985
Padaeng Industry PCL (I)	127,600	38,149
Polyplex PCL	275,000	83,502
Pranda Jewelry PCL	214,300	46,384
Precious Shipping PCL	639,100	404,040
President Rice Products PCL	30,000	37,839
Property Perfect PCL	196,300	6,113
Pruksa Real Estate PCL	661,900	432,884
PTT Exploration & Production PCL	672,028	3,348,629
PTT Global Chemical PCL	1,004,992	2,386,504
PTT PCL	493,400	4,532,949
Quality House PCL	4,997,033	429,518
Raimon Land PCL (I)	1,761,500	65,830
Ratchaburi Electricity Generating Holding PCL	238,500	376,950
Ratchaburi Electricity Generating Holding PCL, NVDR	84,200	133,034
Regional Container Lines PCL (I)	558,000	112,955
Robinson Department Store PCL	275,400	467,434
Rojana Industrial Park PCL	218,000	50,579
RS PCL	98,600	26,101
Saha-Union PCL	252,100	284,604
Sahaviriya Steel Industries PCL (I)	9,365,780	99,171
Samart Corp. PCL	467,200	258,990
Samart I-Mobile PCL	53,100	5,424
Samart Telcoms PCL (L)	273,500	130,319
Sansiri PCL	3,549,232	223,278
SC Asset Corp. PCL	1,892,250	202,720
Siam Cement PCL, NVDR (L)	110,800	1,355,991

57

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Thailand (continued)

Siam City Cement PCL	55,100	$672,663
Siam Commercial Bank PCL	485,131	2,372,020
Siam Future Development PCL	656,550	121,659
Siam Global House PCL	2,000	1,115
Siamgas & Petrochemicals PCL	473,000	200,336
Sino Thai Engineering & Construction PCL	613,128	372,345
SNC Former PCL	130,300	62,898
Somboon Advance Technology PCL	149,807	67,182
SPCG PCL (I)	116,800	74,205
Sri Trang Agro-Industry PCL (L)	514,800	213,231
Srithai Superware PCL	29,200	14,641
STP & I PCL	423,200	239,870
Supalai PCL	439,800	220,516
Susco PCL	437,400	45,770
SVI PCL (I)	433,028	50,706
Symphony Communication PCL	36,100	14,953
Tata Steel Thailand PCL (I)	6,199,800	160,256
Thai Airways International PCL (L)	1,239,111	640,587
Thai Carbon Black PCL	174,100	120,910
Thai Central Chemical PCL	1,900	1,775
Thai Oil PCL	635,500	1,246,855
Thai Rung Union Car PCL	36,800	7,851
Thai Stanley Electric PCL	18,200	124,130
Thai Tap Water Supply PCL	1,203,300	382,238
Thai Union Frozen Products PCL	348,400	716,113
Thai Vegetable Oil PCL	360,100	198,498
Thai-German Ceramic PCL	93,000	9,094
Thaicom PCL	442,900	527,590
Thanachart Capital PCL	682,800	696,409
The Erawan Group PCL	381,300	49,162
Thoresen Thai Agencies PCL (I)	623,098	314,363
Ticon Industrial Connection PCL	256,637	139,068
Tipco Asphalt PCL	55,500	99,385
TIPCO Foods PCL (I)	125,700	33,666
Tisco Financial Group PCL	172,200	199,765
TMB Bank PCL	11,389,000	907,999
Total Access Communication PCL (L)	377,800	1,247,175
TPI Polene PCL	1,098,240	424,110
True Corp. PCL (I)	2,271,300	622,468
Unique Engineering & Construction PCL	103,200	25,712
Univentures PCL	110,100	25,888
Vanachai Group PCL	1,042,400	87,651
Vibhavadi Medical Center PCL	27,360	8,308
Vinythai PCL	100,000	33,323
Workpoint Entertainment PCL (L)	118,600	111,730

Turkey 2.0%		47,856,640

Adana Cimento Sanayii TAS, Class A	99,918	194,850
Akbank TAS	817,715	2,973,698
Akcansa Cimento AS	52,701	299,286
Akenerji Elektrik Uretim AS (I)	207,371	136,998
Akfen Holding AS	36,342	76,260
Aksa Akrilik Kimya Sanayi AS	134,810	559,812
Aksigorta AS	244,108	339,883
Alarko Holding AS	97,048	310,453
Albaraka Turk Katilim Bankasi AS (I)	73,288	63,642

58

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Turkey (continued)

Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS (I)	25,739	$603,749
Anadolu Anonim Tuerk Sigorta Sirketi (I)	422,736	284,427
Anadolu Cam Sanayii AS	183,066	211,441
Anadolu Efes Biracilik Ve Malt Sanayii AS	84,541	955,920
Anadolu Hayat Emeklilik AS	65,302	161,384
Arcelik AS	195,635	1,313,091
Aselsan Elektronik Sanayi Ve Ticaret AS (L)	43,639	192,367
Asya Katilim Bankasi AS (I)	363,444	356,281
Aygaz AS	128,804	549,754
Bagfas Bandirma Gubre Fabrik	11,413	226,444
Banvit Bandirma Vitaminli Yem Sanayii ASA (I)	28,994	39,652
Baticim Bati Anadolu Cimento Sanayii AS (I)	24,319	75,950
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)	60,906	64,565
BIM Birlesik Magazalar AS	58,120	1,307,096
Bizim Toptan Satis Magazalari AS (L)	18,648	212,107
Bolu Cimento Sanayii AS	137,486	171,857
Borusan Mannesmann Boru Sanayi ve Ticaret AS	79,620	240,650
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	19,393	55,953
Bursa Cimento Fabrikasi AS	9,487	21,294
Celebi Hava Servisi AS	4,930	36,294
Cimsa Cimento Sanayi VE Tica	65,088	414,659
Coca-Cola Icecek AS	9,165	262,427
Deva Holding AS (I)	64,490	66,580
Dogan Gazetecilik AS	32,265	25,383
Dogan Sirketler Grubu Holdings AS (I)	1,172,973	486,034
Dogan Yayin Holding AS (I)	507,580	157,582
Dogus Otomotiv Servis ve Ticaret AS (L)	67,637	275,461
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret AS (I)	739	1,594
Eczacibasi Yatirim Holding Ortakligi AS	7,623	23,036
EGE Seramik Sanayi ve Ticaret AS	103,309	145,298
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	273,434	327,349
Enka Insaat ve Sanayi AS	216,286	715,346
Eregli Demir ve Celik Fabrikalari TAS	1,025,297	1,354,320
Fenerbahce Futbol ASA (I)(L)	6,193	100,285
Ford Otomotiv Sanayi AS	16,940	216,935
Gentas Genel Metal Sanayi ve Ticaret AS	146,068	91,518
Global Yatirim Holding AS	344,289	224,256
Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	5,699
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,137	187,068
Goodyear Lastikleri Turk AS	4,166	125,012
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)	42,275	135,457
GSD Holding AS (I)	245,645	140,466
Gubre Fabrikalari TAS (I)	27,498	218,451
Gunes Sigorta (I)	31,526	32,015
Hurriyet Gazetecilik AS (I)	206,839	72,308
Ihlas Holding AS (I)	918,430	322,171
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	267,224
Is Finansal Kiralama AS (I)	1,413	706
Is Yatirim Menkul Degerler AS	56,114	38,543
Izmir Demir Celik Sanayi AS (I)	135,199	175,411
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	180,542	209,018
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (I)	149,671	320,303
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (I)	850,878	554,227
Kartonsan Karton Sanayi ve Ticaret AS	577	76,936
Kerevitas Gida Sanayi ve Ticaret AS (I)	541	9,500
KOC Holdings AS	354,965	1,668,839

59

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Turkey (continued)

Konya Cimento Sanayi AS	738	$104,936
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	130,998	238,107
Koza Altin Isletmeleri AS	17,278	274,378
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	296,290	609,772
Mardin Cimento Sanayii ve Ticaret AS	27,126	61,330
Marshall Boya ve Vernik AS (I)	5,383	113,155
Menderes Tekstil Sanayi ve Ticaret AS (I)	220,796	56,785
Migros Ticaret AS (I)(L)	24,300	215,982
Mutlu Aku ve Malzemeleri Sanayi AS	28,331	104,867
Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS (I)	3,558	43,232
NET Holding AS	219,504	258,121
Net Turizm Ticaret ve Sanayi AS (I)(L)	231,636	106,440
Netas Telekomunikasyon AS	48,217	171,282
Nuh Cimento Sanayi AS	25,295	135,445
Otokar Otomotiv Ve Savunma Sanayi AS	6,791	217,790
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS (I)	82,216	228,019
Parsan Makina Parcalari (I)	28,857	46,761
Petkim Petrokimya Holding AS (I)	481,933	727,794
Pinar Entegre Et ve Un Sanayi AS	28,775	111,773
Pinar SUT Mamulleri Sanayii AS	38,509	327,343
Polyester Sanayi AS (I)	140,873	74,427
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	183,126	276,343
Sekerbank TAS (I)	578,736	548,920
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	239,943
Soda Sanayii AS	94,772	131,589
TAT Konserve Sanayii AS (I)	48,085	60,235
TAV Havalimanlari Holding AS	78,086	578,580
Tekfen Holding AS	207,445	488,418
Tekstil Bankasi AS (I)	140,973	97,920
Tofas Turk Otomobil Fabrikasi AS	85,375	556,837
Trakya Cam Sanayi AS	338,341	418,559
Tupras Turkiye Petrol Rafinerileri AS	54,165	1,226,624
Turcas Petrol AS	94,177	148,135
Turk Hava Yollari	574,169	2,112,533
Turk Telekomunikasyon AS	135,923	439,575
Turk Traktor ve Ziraat Makineleri AS	7,187	232,719
Turkcell Iletisim Hizmetleri AS (I)	178,635	1,079,293
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	45,008	689,523
Turkiye Garanti Bankasi AS	1,160,825	4,348,177
Turkiye Halk Bankasi AS	136,849	1,041,323
Turkiye Is Bankasi, Class C	768,497	1,967,377
Turkiye Sinai Kalkinma Bankasi AS (L)	956,575	933,992
Turkiye Sise ve Cam Fabrikalari AS	594,294	802,642
Turkiye Vakiflar Bankasi Tao, Class D	797,411	1,798,053
Ulker Biskuvi Sanayi AS (L)	73,769	603,986
Vestel Beyaz Esya Sanayi ve Ticaret AS (I)	121,350	185,732
Vestel Elektronik Sanayi ve Tracaret AS (I)(L)	159,179	142,302
Yapi ve Kredi Bankasi AS	428,479	908,255
Zorlu Enerji Elektrik Uretim AS (I)(L)	139,311	88,741

Ukraine 0.0%		554,947

Kernel Holding SA (I)	40,520	554,947

United States 0.0%		84,280

Integrated Memory Logic, Ltd.	38,883	84,280

60

Emerging Markets Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Preferred Securities 1.6%		$38,933,231

(Cost $47,120,860)

Brazil 1.6%		37,774,737

AES Tiete SA	58,019	494,128
Alpargatas SA	99,322	633,993
Banco ABC Brasil SA	99,255	534,066
Banco Bradesco SA	405,116	5,362,787
Banco Daycoval SA	90,600	348,932
Banco do Estado do Rio Grande do Sul SA	245,100	1,416,472
Banco Industrial e Comercial SA	117,473	375,430
Banco Panamericano SA (I)	166,400	330,768
Banco Pine SA	55,262	243,846
Banco Sofisa SA	73,400	85,844
Braskem SA, A Shares (I)	6,300	56,138
Centrais Eletricas Brasileiras SA	84,148	371,668
Centrais Eletricas de Santa Catarina SA (I)	3,700	30,513
Cia de Gas de Sao Paulo, A Shares	3,900	100,246
Cia Energetica do Ceara	13,687	234,014
Cia Ferro Ligas da Bahia - Ferbasa	74,676	437,963
Cia Paranaense de Energia	4,000	53,945
Companhia de Transmissao de Energia Eletrica Paulista (I)	20,118	247,699
Companhia Energetica de Minas Gerais	22,458	186,745
Companhia Energetica de Sao Paulo	88,995	884,517
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	38,748	157,366
Eucatex SA Industria e Comercio	24,300	67,250
Forjas Taurus SA	58,514	59,661
Gol Linhas Aereas Inteligentes SA (I)	5,200	22,121
Inepar SA Industria e Construcoes (I)	96,105	37,466
Itau Unibanco Holding SA	414,188	5,825,337
Klabin SA	513,445	2,654,935
Lojas Americanas SA	221,417	1,504,412
Marcopolo SA	354,000	879,597
Oi SA	111,900	171,140
Parana Banco SA	21,100	115,703
Petroleo Brasileiro SA	357,356	2,936,313
Randon Participacoes SA	170,600	866,795
Saraiva SA Livreiros Editores	16,800	185,975
Suzano Papel e Celulose SA	266,053	967,673
Telefonica Brasil SA	25,000	482,810
Unipar Participacoes SA	854,010	197,565
Usinas Siderurgicas de Minas Gerais SA (I)	560,800	2,976,679
Vale SA	373,439	5,236,225

Chile 0.0%		612,822

Coca-Cola Embonor SA	720	1,541
Embotelladora Andina SA, Class B	86,063	426,578
Sociedad Quimica y Minera de Chile SA	7,394	184,703

Colombia 0.0%		545,672

Bancolombia SA	42,960	545,672

61

Emerging Markets Fund
As of 11-30-13 (Unaudited)

			Shares	Value

Warrants 0.0%				$51,616

(Cost $52,146)

G J Steel PCL (Expiration Date: 2-7-20; Strike Price: THB 0.15) (I)			3,649,230	19,320
Loxley PCL (Expiration Date: 4-21-16; Strike Price THB 7.00) (I)			12,352	165
Malaysian Resources Corp. BHD (Expiration Date: 9-16-18; Strike Price MYR 2.30) (I)			384,167	28,011
Symphony Life BHD (Expiration Date: 11-11-20; Strike Price: MYR 1.10) (I)			43,542	4,120

Rights 0.0%				$447,413

(Cost $541,455)

African Bank Investments, Ltd. (Expiration Date: 12-6-13; Strike Price: ZAR 8.00)
(I)(L)			663,941	293,253
Bangkok Metro PCL (Expiration Date: 12-9-13; Strike Price: THB 1.00) (I)			2,793,589	3,480
JB Financial Group Company, Ltd. (Expiration Date: 1-8-14) (I)(N)			27,903	33,485
Klabin SA (Expiration Date: 12-23-13; Strike Price: BRL 62.50) (I)			15,735	107,853
Latam Airlines Group SA (Expiration Date: 12-19-13; Strike Price: $15.17) (I)			2,065	1,706
Northam Platinum, Ltd. (Expiration Date: 12-6-13; Strike Price: ZAR 40.00) (I)			8,830	35
Polnord SA (Expiration Date: 12-6-13; Strike Price: PLN 7.15) (I)			21,527	5,075
Posco ICT Company, Ltd. (Expiration Date: 12-12-13; Strike Price: KRW 6,480) (I)(L)			2,218	2,410
Refinaria de Petroleos de Manguinhos SA (Expiration Date: 1-1-14; Strike Price: BRL
0.26) (I)			9,047	116

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 0.0%				$3

(Cost $5)

Malaysia 0.0%				3

K&N Kenanga Holdings BHD	5.000	12/13/13	MYR 17,954	3

		Yield (%)	Shares	Value

Securities Lending Collateral 7.6%				$183,102,607

(Cost $183,035,087)

John Hancock Collateral Investment Trust (W)		0.1849(Y)	18,295,441	183,102,607

Short-Term Investments 1.5%				$34,852,442

(Cost $34,852,442)

Money Market Funds 1.5%				34,852,442

State Street Institutional Liquid Reserves Fund		0.0719(Y)	34,852,442	34,852,442

Total investments (Cost $2,319,997,136)† 105.4%				$2,529,879,051

Other assets and liabilities, net (5.4%)				($128,982,770)

Total net assets 100.0%			$2,400,896,281

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

BRL	Brazilian Real
KRW	Korean Won
MYR	Malaysian Ringgit
PLN	Polish Zloty
THB	Thai Baht
ZAR	South African Rand
ADR	American Depositary Receipts

62

Emerging Markets Fund
As of 11-30-13 (Unaudited)

GDR Global Depositary Receipt

NVDR Non-Voting Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 11-30-13. The value of securities on loan amounted to $176,130,499.

(N) Strike price and/or expiration date not available.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 11-30-13.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $2,332,404,729. Net unrealized appreciation aggregated $197,474,322, of which $536,238,311 related to appreciated investment securities and $338,763,989 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 11-30-13:

Financials	24.6%
Information Technology	12.4%
Materials	11.8%
Consumer Discretionary	10.6%
Industrials	10.6%
Energy	9.3%
Consumer Staples	7.5%
Telecommunication Services	4.1%
Utilities	3.3%
Health Care	2.1%
Short-Term Investments & Other	3.7%

Total	100.0%

63

Emerging Markets Fund
As of 11-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

64

Emerging Markets Fund
As of 11-30-13 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	11-30-13	Price	Inputs	Inputs
Common Stocks
Australia	$292,235	—	$292,235	—
Brazil	214,220,110	$214,220,110	—	—
Cayman Islands	33,753	—	33,753	—
Chile	37,554,190	37,554,190	—	—
China	249,213,613	24,940,997	223,827,332	$445,284
Colombia	17,603,538	17,603,538	—	—
Cyprus	2,978,163	—	2,978,163	—
Czech Republic	6,908,786	—	6,908,786	—
Egypt	956,303	—	956,303	—
Guernsey Channel Islands	369,404	—	369,404	—
Hong Kong	118,167,084	19,409,488	98,692,431	65,165
Hungary	7,116,696	—	7,116,696	—
India	146,252,496	12,671,382	133,538,400	42,714
Indonesia	59,894,713	2,599,369	57,260,086	35,258
Israel	152,473	—	152,473	—
Luxembourg	74,658	—	74,658	—
Malaysia	105,852,318	—	105,852,318	—
Malta	2,137,703	—	2,137,703	—
Mexico	125,412,190	125,288,939	—	123,251
Netherlands	3,510,558	3,482,092	28,466	—
Peru	1,903,595	1,903,595	—	—
Philippines	28,926,985	—	28,926,985	—
Poland	48,734,408	—	48,734,408	—
Russia	76,795,559	316,495	76,479,064	—
South Africa	181,285,436	10,935,634	170,349,802	—
South Korea	370,059,849	28,184,764	340,965,101	909,984
Taiwan	349,476,216	7,034,040	342,442,176	—
Thailand	68,112,840	—	68,112,840	—
Turkey	47,856,640	689,523	47,161,418	5,699
Ukraine	554,947	—	554,947	—
United States	84,280	—	84,280	—
Preferred Securities
Brazil	37,774,737	37,774,737	—	—
Chile	612,822	612,822	—	—
Colombia	545,672	545,672	—	—
Warrants	51,616	51,451	165	—
Rights	447,413	402,963	44,450	—
Corporate Bonds	3	—	—	3
Securities Lending Collateral	183,102,607	183,102,607	—	—
Short-Term Investments	34,852,442	34,852,442	—	—

Total Investments in Securities	$2,529,879,051	$764,176,850	$1,764,074,843	$1,627,358
Other Financial Instruments:
Futures	$288,032	$288,032	—	—

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

65

Emerging Markets Fund
As of 11-30-13 (Unaudited)

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2013, the fund used futures contracts to substitute for securities purchased. The following table summarizes the contracts held at November 30, 2013.

						UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Mini MSCI Emerging Market Index Futures	1,394	Long	Dec 2013	$70,380,798	$70,668,830	$288,032

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

66

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.

368Q1 11/13
1/14

John Hancock INVESTMENTS

John Hancock U.S. Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

U.S. Equity Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Common Stocks 99.0%		$1,171,335,059

(Cost $730,456,245)

Consumer Discretionary 9.1%		106,947,498

Auto Components 0.3%
Autoliv, Inc.	2,900	269,290
Dana Holding Corp.	12,300	249,444
Delphi Automotive PLC	18,800	1,100,740
Johnson Controls, Inc.	10,600	535,406
Lear Corp.	4,500	373,095
TRW Automotive Holdings Corp. (I)	9,600	744,960

Automobiles 0.5%
Ford Motor Company	79,400	1,356,152
General Motors Company (I)	107,001	4,144,149

Distributors 0.2%
Genuine Parts Company	27,800	2,302,952

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A (I)	10,100	265,529
Bridgepoint Education, Inc. (I)	3,400	62,900
DeVry, Inc.	8,300	294,982
H&R Block, Inc.	10,500	292,845
Hillenbrand, Inc.	6,200	174,220

Hotels, Restaurants & Leisure 2.9%
Burger King Worldwide, Inc.	14,300	303,017
Caesars Entertainment Corp. (I)	9,000	183,960
McDonald's Corp.	199,430	19,418,499
Panera Bread Company, Class A (I)	6,110	1,080,798
Ruth's Hospitality Group, Inc.	6,700	96,346
Starbucks Corp.	125,600	10,231,376
Yum! Brands, Inc.	39,200	3,045,056

Household Durables 0.1%
Helen of Troy, Ltd. (I)	1,800	87,678
Skullcandy, Inc. (I)	3,600	21,852
Taylor Morrison Home Corp., Class A (I)	65,400	1,428,990
Tempur Sealy International, Inc. (I)	4,700	239,794
Universal Electronics, Inc. (I)	1,200	45,612
Zagg, Inc. (I)	2,400	10,176

Internet & Catalog Retail 0.0%
Liberty Ventures, Series A (I)	1,300	158,015

Leisure Equipment & Products 0.0%
Hasbro, Inc. (L)	6,700	360,594

Media 0.3%
DIRECTV (I)	12,500	826,375
Gannett Company, Inc.	22,900	619,674
John Wiley & Sons, Inc., Class A	3,300	168,168
Meredith Corp.	3,900	208,026
Morningstar, Inc.	5,400	450,414
Starz - Liberty Capital (I)	8,300	234,724
Valassis Communications, Inc. (L)	6,400	187,904
Viacom, Inc., Class B	7,600	609,292

Multiline Retail 0.6%
Big Lots, Inc. (I)	6,200	237,646
Dollar Tree, Inc. (I)	43,000	2,392,950

1

U.S. Equity Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Family Dollar Stores, Inc.	17,500	$1,220,975
J.C. Penney Company, Inc. (I)(L)	43,100	439,189
Kohl's Corp.	16,300	901,064
Sears Canada, Inc.	1	18
Sears Holdings Corp. (I)(L)	24,100	1,531,073

Specialty Retail 2.3%
Advance Auto Parts, Inc.	10,400	1,050,504
AutoNation, Inc. (I)	18,200	892,528
AutoZone, Inc. (I)	5,500	2,538,800
Barnes & Noble, Inc. (I)	10,000	167,800
Bed Bath & Beyond, Inc. (I)	60,400	4,713,012
Best Buy Co., Inc.	20,100	815,055
Body Central Corp. (I)	2,700	10,584
CST Brands, Inc.	6,086	200,169
Express, Inc. (I)	8,900	219,029
GameStop Corp., Class A	12,397	598,155
Guess?, Inc.	8,900	304,914
O'Reilly Automotive, Inc. (I)	10,600	1,324,576
Ross Stores, Inc.	44,800	3,425,408
Sears Hometown and Outlet Stores, Inc. (I)	8,500	271,830
Staples, Inc.	67,400	1,046,722
The Gap, Inc.	12,300	503,931
TJX Companies, Inc.	138,100	8,683,728

Textiles, Apparel & Luxury Goods 1.8%
Coach, Inc.	57,100	3,306,090
Deckers Outdoor Corp. (I)	3,200	264,448
Iconix Brand Group, Inc. (I)	6,400	253,952
NIKE, Inc., Class B	143,060	11,321,768
Ralph Lauren Corp.	11,400	1,997,622
VF Corp.	17,610	4,130,954

Consumer Staples 21.8%		257,966,947

Beverages 5.3%
Beam, Inc.	7,100	479,463
Brown-Forman Corp., Class B	25,800	1,935,516
Dr. Pepper Snapple Group, Inc.	14,500	699,770
Monster Beverage Corp. (I)	29,720	1,758,830
PepsiCo, Inc.	307,370	25,960,470
The Coca-Cola Company	795,700	31,979,183

Food & Staples Retailing 4.7%
Costco Wholesale Corp.	60,600	7,601,058
CVS Caremark Corp.	154,800	10,365,408
Rite Aid Corp. (I)	72,700	430,384
Safeway, Inc.	20,600	720,382
SUPERVALU, Inc. (I)	32,900	212,205
Sysco Corp.	122,100	4,106,223
The Kroger Company	19,900	830,825
Wal-Mart Stores, Inc.	326,933	26,484,842
Walgreen Company	78,200	4,629,440

Food Products 1.8%
Archer-Daniels-Midland Company	12,000	483,000
Campbell Soup Company (L)	34,300	1,328,439
General Mills, Inc.	140,600	7,090,458
Green Mountain Coffee Roasters, Inc. (I)(L)	4,900	330,162

2

U.S. Equity Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Consumer Staples (continued)

Hormel Foods Corp.	30,800	$1,386,616
Kellogg Company	46,000	2,789,440
Kraft Foods Group, Inc.	200	10,624
McCormick & Company, Inc.	25,200	1,738,800
Mead Johnson Nutrition Company	25,000	2,112,750
Pilgrim's Pride Corp. (I)	8,100	132,678
Post Holdings, Inc. (I)	3,300	167,145
The Hershey Company	31,700	3,071,413
The J.M. Smucker Company	11,100	1,157,064

Household Products 6.0%
Church & Dwight Company, Inc.	28,900	1,885,725
Colgate-Palmolive Company	186,800	12,293,308
Energizer Holdings, Inc.	3,200	353,120
Kimberly-Clark Corp.	75,200	8,208,832
The Clorox Company	27,200	2,534,224
The Procter & Gamble Company	543,600	45,781,992

Personal Products 0.5%
Avon Products, Inc.	20,100	358,383
Herbalife, Ltd. (L)	19,100	1,330,888
Nu Skin Enterprises, Inc., Class A	5,600	715,904
The Estee Lauder Companies, Inc., Class A	48,660	3,647,554

Tobacco 3.5%
Altria Group, Inc.	70,000	2,588,600
Lorillard, Inc.	76,770	3,940,604
Philip Morris International, Inc.	360,157	30,807,830
Reynolds American, Inc.	66,300	3,344,835
Universal Corp.	3,500	182,560

Energy 3.5%		40,954,887

Energy Equipment & Services 0.1%
Cal Dive International, Inc. (I)(L)	18,100	33,485
Gulfmark Offshore, Inc., Class A	3,500	172,760
Helmerich & Payne, Inc.	3,700	284,900

Oil, Gas & Consumable Fuels 3.4%
Apache Corp.	25,818	2,362,089
Chesapeake Energy Corp.	12,300	330,501
Chevron Corp.	134,014	16,408,674
ConocoPhillips	46,100	3,356,080
Exxon Mobil Corp.	78,400	7,328,832
Harvest Natural Resources, Inc. (I)(L)	6,100	23,302
Hess Corp.	12,400	1,006,012
Marathon Oil Corp.	40,100	1,445,204
Marathon Petroleum Corp.	23,900	1,977,486
Murphy Oil Corp.	8,700	564,891
Occidental Petroleum Corp.	14,400	1,367,424
Overseas Shipholding Group, Inc. (I)	20,000	90,000
Phillips 66	31,000	2,157,910
Tesoro Corp.	8,300	486,629
Valero Energy Corp.	28,400	1,298,448
WPX Energy, Inc. (I)	14,000	260,260

Financials 6.0%		71,263,294

Capital Markets 0.7%
Ameriprise Financial, Inc.	4,300	465,475

3

U.S. Equity Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Financials (continued)

Apollo Investment Corp.	21,800	$196,636
Ares Capital Corp.	14,500	266,510
Federated Investors, Inc., Class B (L)	10,300	281,087
Fifth Street Finance Corp.	16,825	160,847
FXCM, Inc., Class A	11,400	189,924
Golub Capital BDC, Inc. (L)	7,500	141,075
Legg Mason, Inc.	7,700	301,147
Morgan Stanley	61,300	1,918,690
PennantPark Investment Corp.	13,000	158,210
Solar Capital, Ltd.	7,300	168,995
State Street Corp.	12,400	900,364
TD Ameritrade Holding Corp.	8,900	256,142
The Bank of New York Mellon Corp.	400	13,480
The Goldman Sachs Group, Inc.	14,100	2,382,054
Waddell & Reed Financial, Inc., Class A	4,500	286,785

Commercial Banks 0.5%
Columbia Banking System, Inc.	6,500	180,180
KeyCorp	23,400	298,350
PNC Financial Services Group, Inc.	13,600	1,046,520
Popular, Inc. (I)	9,900	282,942
Wells Fargo & Company	79,300	3,490,786

Consumer Finance 0.2%
Capital One Financial Corp.	12,000	859,560
Cash America International, Inc.	5,000	188,050
Nelnet, Inc., Class A	3,100	139,500
Portfolio Recovery Associates, Inc. (I)(L)	3,300	192,720
SLM Corp.	43,300	1,153,945
World Acceptance Corp. (I)	2,200	203,104

Diversified Financial Services 2.2%
Bank of America Corp.	350,836	5,550,226
Citigroup, Inc.	178,400	9,440,928
Interactive Brokers Group, Inc., Class A	5,000	121,250
JPMorgan Chase & Company	188,774	10,801,648
The NASDAQ OMX Group, Inc.	6,400	251,456

Insurance 2.2%
Aflac, Inc.	36,900	2,449,053
American Equity Investment Life Holding Company	9,100	215,761
American Financial Group, Inc.	8,300	478,578
American International Group, Inc.	92,300	4,591,925
Aon PLC	5,800	473,512
Assurant, Inc.	11,500	746,810
Assured Guaranty, Ltd.	12,300	288,804
Enstar Group, Ltd. (I)	600	83,586
Genworth Financial, Inc., Class A (I)	54,100	817,451
Hartford Financial Services Group, Inc.	43,300	1,542,779
Lincoln National Corp.	27,400	1,406,442
Loews Corp.	7,900	374,065
Maiden Holdings, Ltd.	7,800	98,748
MetLife, Inc.	66,100	3,449,759
Old Republic International Corp.	14,500	249,400
Primerica, Inc.	5,900	253,877
Principal Financial Group, Inc.	19,300	977,159
Protective Life Corp.	8,400	403,032
Prudential Financial, Inc.	31,800	2,822,568
StanCorp Financial Group, Inc.	5,600	359,016

4

U.S. Equity Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Financials (continued)

Symetra Financial Corp.	16,700	$320,139
The Allstate Corp.	14,300	776,061
The Travelers Companies, Inc.	6,800	617,032
Torchmark Corp.	7,700	585,200
Unum Group	30,100	1,010,457
Validus Holdings, Ltd.	7,800	312,390

Real Estate Investment Trusts 0.2%
American Capital Agency Corp.	26,400	538,032
ARMOUR Residential REIT, Inc.	43,700	170,867
Chimera Investment Corp.	101,500	299,425
CYS Investments, Inc.	19,200	153,600
General Growth Properties, Inc.	22,600	468,950
Hatteras Financial Corp.	9,300	155,403
Invesco Mortgage Capital, Inc.	12,400	187,240
NorthStar Realty Finance Corp.	23,100	228,228
PennyMac Mortgage Investment Trust	8,700	196,446
Starwood Property Trust, Inc.	9,900	275,913
Two Harbors Investment Corp.	24,400	225,700

Real Estate Management & Development 0.0%
Tejon Ranch Company (I)	800	28,536
The Howard Hughes Corp. (I)	900	102,708

Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp. (I)	29,600	240,056

Health Care 25.6%		302,645,689

Biotechnology 1.5%
Amgen, Inc.	33,000	3,764,640
Biogen Idec, Inc. (I)	30,790	8,958,966
Celgene Corp. (I)	15,000	2,426,550
Gilead Sciences, Inc. (I)	16,100	1,204,441
Idenix Pharmaceuticals, Inc. (I)(L)	27,500	147,675
PDL BioPharma, Inc. (L)	23,100	225,687
Theravance, Inc. (I)(L)	13,300	502,208

Health Care Equipment & Supplies 5.7%
Abbott Laboratories	254,700	9,726,993
Baxter International, Inc.	109,100	7,467,895
Becton, Dickinson and Company	45,700	4,962,563
Boston Scientific Corp. (I)	30,300	350,874
C.R. Bard, Inc.	15,880	2,205,414
CareFusion Corp. (I)	8,400	334,740
Covidien PLC	94,800	6,471,048
DENTSPLY International, Inc.	13,800	656,328
Edwards Lifesciences Corp. (I)	23,420	1,534,713
IDEXX Laboratories, Inc. (I)(L)	11,700	1,218,672
Intuitive Surgical, Inc. (I)	8,170	3,079,273
Medtronic, Inc.	232,734	13,340,313
ResMed, Inc. (L)	28,800	1,405,728
St. Jude Medical, Inc.	67,200	3,925,824
Stryker Corp.	66,200	4,926,604
Varian Medical Systems, Inc. (I)	22,800	1,779,540
Zimmer Holdings, Inc.	39,800	3,638,118

Health Care Providers & Services 4.7%
Aetna, Inc.	44,005	3,033,265
AmerisourceBergen Corp.	20,500	1,445,865

5

U.S. Equity Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Health Care (continued)

Amsurg Corp. (I)	4,500	$217,440
Cardinal Health, Inc.	18,000	1,162,800
Cigna Corp.	21,300	1,862,685
Community Health Systems, Inc. (I)	10,700	441,375
Express Scripts Holding Company (I)	140,310	9,449,879
HCA Holdings, Inc. (I)	22,700	1,053,734
Health Management Associates, Inc., Class A (I)	32,000	418,880
Henry Schein, Inc. (I)	18,200	2,074,800
Humana, Inc.	18,400	1,913,416
Laboratory Corp. of America Holdings (I)(L)	39,100	3,982,335
LifePoint Hospitals, Inc. (I)	7,300	373,979
MEDNAX, Inc. (I)	14,300	1,584,440
Patterson Companies, Inc.	16,200	672,138
Quest Diagnostics, Inc.	32,900	2,004,926
Tenet Healthcare Corp. (I)	7,700	332,255
UnitedHealth Group, Inc.	276,346	20,582,250
Universal Health Services, Inc., Class B	4,300	354,449
WellPoint, Inc.	32,300	3,000,024

Health Care Technology 0.2%
Cerner Corp. (I)	51,040	2,933,269

Life Sciences Tools & Services 0.4%
Life Technologies Corp. (I)	20,600	1,559,420
Mettler-Toledo International, Inc. (I)	3,600	887,652
Techne Corp.	5,200	444,808
Waters Corp. (I)	17,800	1,771,634

Pharmaceuticals 13.1%
AbbVie, Inc.	52,200	2,529,090
Allergan, Inc.	59,726	5,796,408
Bristol-Myers Squibb Company	282,300	14,504,574
Eli Lilly & Company	228,200	11,460,204
Endo Health Solutions, Inc. (I)(L)	9,700	651,743
Forest Laboratories, Inc. (I)	7,400	379,694
Johnson & Johnson	592,000	56,038,720
Merck & Company, Inc.	615,925	30,691,543
Perrigo Company (L)	9,000	1,403,010
Pfizer, Inc.	988,912	31,378,178

Industrials 4.5%		53,671,765

Aerospace & Defense 0.7%
Alliant Techsystems, Inc.	3,700	448,551
Engility Holdings, Inc. (I)	5,700	181,545
Exelis, Inc.	20,900	369,303
General Dynamics Corp.	23,300	2,135,678
Huntington Ingalls Industries, Inc.	4,100	337,143
L-3 Communications Holdings, Inc.	8,800	910,448
Moog, Inc., Class A (I)	1,600	109,872
Northrop Grumman Corp.	3,400	383,112
Raytheon Company	19,500	1,729,260
United Technologies Corp.	12,100	1,341,406

Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc. (L)	33,400	1,958,242

Airlines 0.1%
Delta Air Lines, Inc.	20,300	588,294
Spirit Airlines, Inc. (I)	8,200	376,134

6

U.S. Equity Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Industrials (continued)

United Continental Holdings, Inc. (I)	8,700	$341,475

Commercial Services & Supplies 0.4%
Cenveo, Inc. (I)	3,500	12,005
Deluxe Corp.	6,300	313,047
Pitney Bowes, Inc.	19,300	447,181
Quad/Graphics, Inc.	5,100	132,855
R.R. Donnelley & Sons Company (L)	17,100	316,350
Rollins, Inc.	15,550	437,422
Stericycle, Inc. (I)	18,000	2,114,640
United Stationers, Inc.	5,300	238,394
Waste Management, Inc.	12,100	552,728

Construction & Engineering 0.1%
AECOM Technology Corp. (I)	7,000	203,420
Jacobs Engineering Group, Inc. (I)	5,700	340,689
Tutor Perini Corp. (I)	4,800	117,552
URS Corp.	3,400	176,698

Electrical Equipment 0.1%
Eaton Corp. PLC	9,900	719,334
Emerson Electric Company	9,200	616,308

Industrial Conglomerates 2.3%
3M Company	145,400	19,412,354
Danaher Corp.	107,200	8,018,560

Machinery 0.1%
Dover Corp.	4,500	408,330
ITT Corp.	3,900	159,198
Navistar International Corp. (I)(L)	5,200	208,988
Oshkosh Corp.	4,700	229,125

Marine 0.0%
Genco Shipping & Trading, Ltd. (I)(L)	14,800	39,368

Professional Services 0.2%
FTI Consulting, Inc. (I)	4,500	202,095
ICF International, Inc. (I)	1,100	39,798
The Dun & Bradstreet Corp.	5,200	607,620
Towers Watson & Company, Class A	3,400	382,840
Verisk Analytics, Inc., Class A (I)	28,200	1,836,102

Trading Companies & Distributors 0.3%
Aircastle, Ltd.	5,900	110,448
Fastenal Company (L)	24,700	1,149,291
W.W. Grainger, Inc.	9,980	2,574,042

Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc. (I)	16,500	344,520

Information Technology 27.6%		326,673,121

Communications Equipment 3.2%
Brocade Communications Systems, Inc. (I)	30,400	267,216
Cisco Systems, Inc.	613,606	13,039,128
Harris Corp.	4,500	290,295
QUALCOMM, Inc.	328,498	24,170,883
ViaSat, Inc. (I)	8,500	511,445

Computers & Peripherals 2.5%
Apple, Inc.	19,600	10,898,972
EMC Corp.	326,500	7,787,025

7

U.S. Equity Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Information Technology (continued)

Hewlett-Packard Company	281,134	$7,689,015
Lexmark International, Inc., Class A (L)	8,700	307,719
NCR Corp. (I)	6,200	216,690
Seagate Technology PLC	17,800	872,912
Western Digital Corp.	22,100	1,658,384

Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc. (I)	10,600	544,204
Avnet, Inc.	8,900	355,110
Corning, Inc.	84,100	1,436,428
Flextronics International, Ltd. (I)	28,900	219,062
Ingram Micro, Inc., Class A (I)	18,900	443,016
Insight Enterprises, Inc. (I)	1,500	36,105
ScanSource, Inc. (I)	1,000	41,990
SYNNEX Corp. (I)	4,000	264,640
TE Connectivity, Ltd.	15,200	801,344
Tech Data Corp. (I)	3,700	191,808

Internet Software & Services 4.9%
Google, Inc., Class A (I)	53,600	56,794,024
j2 Global, Inc.	4,400	211,068
United Online, Inc.	2,514	39,797
VistaPrint NV (I)(L)	7,900	452,947

IT Services 6.8%
Accenture PLC, Class A	130,100	10,078,847
Amdocs, Ltd.	34,700	1,403,962
Automatic Data Processing, Inc.	96,700	7,737,934
Booz Allen Hamilton Holding Corp.	7,000	122,430
Broadridge Financial Solutions, Inc.	17,300	659,995
CACI International, Inc., Class A (I)	3,100	222,487
Cognizant Technology Solutions Corp., Class A (I)	60,600	5,689,734
Computer Sciences Corp.	5,600	294,672
Fiserv, Inc. (I)	13,200	1,450,548
FleetCor Technologies, Inc. (I)	100	12,178
Global Payments, Inc.	14,100	889,005
Higher One Holdings, Inc. (I)	9,200	90,528
IBM Corp.	224,997	40,427,461
Jack Henry & Associates, Inc.	18,200	1,033,214
Leidos Holdings, Inc.	2,700	131,301
ManTech International Corp., Class A	8,700	250,299
Mastercard, Inc., Class A	4,700	3,575,807
NeuStar, Inc., Class A (I)	15,000	731,250
Paychex, Inc. (L)	67,200	2,938,656
Teradata Corp. (I)	28,000	1,277,920
The Western Union Company (L)	74,700	1,245,249
Total Systems Services, Inc.	18,600	577,530
Unisys Corp. (I)	4,800	131,856

Office Electronics 0.1%
Xerox Corp.	69,500	790,910

Semiconductors & Semiconductor Equipment 0.8%
Applied Materials, Inc.	28,100	486,130
First Solar, Inc. (I)	5,300	317,046
Intel Corp.	268,000	6,389,120
Marvell Technology Group, Ltd.	32,900	468,167
Micron Technology, Inc. (I)	41,700	879,870
Texas Instruments, Inc.	25,700	1,105,100

8

U.S. Equity Fund
As of 11-30-13 (Unaudited)

		Shares	Value

Information Technology (continued)

Software 8.9%
ANSYS, Inc. (I)		19,700	$1,687,699
CA, Inc.		17,100	564,300
Citrix Systems, Inc. (I)		37,900	2,248,228
FactSet Research Systems, Inc.		9,190	1,038,470
Intuit, Inc.		57,300	4,253,379
MICROS Systems, Inc. (I)		15,900	854,148
Microsoft Corp.		1,604,985	61,198,078
Oracle Corp.		861,955	30,418,392
Rovi Corp. (I)		11,600	213,440
Symantec Corp.		90,000	2,024,100
Synopsys, Inc. (I)		29,800	1,091,574
Take-Two Interactive Software, Inc. (I)		8,000	130,880

Materials 0.3%			3,784,671

Chemicals 0.3%
Air Products & Chemicals, Inc.		3,300	359,139
LyondellBasell Industries NV, Class A		20,800	1,605,344
Sigma-Aldrich Corp.		17,600	1,517,824

Metals & Mining 0.0%
Kaiser Aluminum Corp.		1,700	114,444

Paper & Forest Products 0.0%
Resolute Forest Products, Inc. (I)		11,600	187,920

Telecommunication Services 0.3%			3,782,850

Diversified Telecommunication Services 0.3%
AT&T, Inc.		69,105	2,433,187
CenturyLink, Inc.		21,400	656,980
Frontier Communications Corp. (L)		63,900	299,052
Vonage Holdings Corp. (I)		25,300	83,743
Windstream Holdings Inc (L)		38,400	309,888

Utilities 0.3%			3,644,337

Electric Utilities 0.2%
Entergy Corp.		9,660	597,857
Exelon Corp.		42,600	1,146,366
FirstEnergy Corp.		11,700	381,771

Multi-Utilities 0.1%
Consolidated Edison, Inc.		6,600	364,386
Public Service Enterprise Group, Inc.		35,300	1,153,957

Warrants 0.0%			$251

(Cost $280)

Financials 0.0%			251

Tejon Ranch Company (Expiration Date: 08/31/2016; Strike Price: $40.00) (I)		44	251

	Yield (%)	Shares	Value

Securities Lending Collateral 1.4%			$16,950,944

(Cost $16,949,224)

John Hancock Collateral Investment Trust (W)	0.1849(Y)	1,693,722	16,950,944

9

U.S. Equity Fund
As of 11-30-13 (Unaudited)

	Yield (%)	Shares	Value

Short-Term Investments 1.0%			$11,639,026

(Cost $11,639,026)

Money Market Funds 1.0%			$11,639,026

State Street Institutional Treasury Money Market Fund	0.0000(Y)	11,639,026	11,639,026

Total investments (Cost $759,044,775)† 101.4%			$1,199,925,280

Other assets and liabilities, net (1.4%)			($16,190,044)

Total net assets 100.0%			$1,183,735,236

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 11-30-13. The value of securities on loan amounted to $16,597,558.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 11-30-13.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $786,731,870. Net unrealized appreciation aggregated $413,193,410, of which $415,727,329 related to appreciated investment securities and $2,533,919 related to depreciated investment securities.

10

U.S. Equity Fund
As of 11-30-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

11

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock U.S. Equity Fund.

390Q1 11/13
1/14

John Hancock Investments

John Hancock International Small Company Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Common Stocks 99.3%		$578,868,673

(Cost $483,200,434)

Australia 5.4%		31,538,552

Adelaide Brighton, Ltd.	151,493	522,313
Aditya Birla Minerals, Ltd. (I)	40,783	12,441
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	8,732	35,821
AJ Lucas Group, Ltd. (I)	14,936	12,483
Alkane Resources, Ltd. (I)	43,417	13,606
Alliance Resources, Ltd. (I)	40,937	4,669
Alumina, Ltd. (I)	51,078	47,112
Amalgamated Holdings, Ltd.	26,025	194,750
Amcom Telecommunications, Ltd.	76,299	147,183
Ansell, Ltd.	13,132	242,600
Antares Energy, Ltd. (I)	57,837	26,611
AP Eagers, Ltd.	29,021	130,205
APN News & Media, Ltd. (I)	156,338	64,021
Aquarius Platinum, Ltd. (I)	207,318	153,686
Aquila Resources, Ltd. (I)	79,025	158,676
Arafura Resources, Ltd. (I)	26,667	2,072
ARB Corp., Ltd.	8,257	92,502
Aristocrat Leisure, Ltd.	61,621	264,364
Arrium, Ltd.	462,047	660,342
ASG Group, Ltd. (I)	11,121	4,401
Atlas Iron, Ltd.	124,328	129,312
Aurora Oil and Gas, Ltd. (I)	134,530	369,530
Ausdrill, Ltd.	74,956	53,126
Ausenco, Ltd.	10,256	6,535
Ausenco, Ltd.	28,203	30,806
Austal, Ltd. (I)	88,141	60,235
Austbrokers Holdings, Ltd. (I)	19,936	211,342
Austin Engineering, Ltd. (L)	22,723	66,303
Australian Agricultural Company, Ltd. (I)	114,475	125,082
Australian Infrastructure Fund (I)	105,229	483
Australian Pharmaceutical Industries, Ltd. (I)	118,330	65,668
Automotive Holdings Group	62,432	206,120
AVJennings, Ltd. (I)	46,118	26,402
AWE, Ltd. (I)	173,667	188,774
Bank of Queensland, Ltd.	9,043	100,070
BC Iron, Ltd.	34,191	153,657
Beach Energy, Ltd.	421,976	515,154
Bega Cheese, Ltd. (L)	16,305	69,449
Bentham IMF, Ltd.	18,822	29,374
Berkeley Resources, Ltd. (I)	4,742	1,080
Billabong International, Ltd. (I)	23,340	6,912
Blackmores, Ltd.	2,018	37,167
Blackthorn Resources, Ltd. (I)	4,781	978
BlueScope Steel, Ltd. (I)	28,201	139,495
Boom Logistics, Ltd. (I)	42,444	5,366
Bradken, Ltd. (L)	62,294	314,257
Breville Group, Ltd.	19,121	144,948
Brickworks, Ltd.	16,854	210,911
BT Investment Management, Ltd.	27,361	124,918
Buru Energy, Ltd. (I)	23,649	30,265
Cabcharge Australia, Ltd.	50,691	182,588
Cape Lambert Iron Ore, Ltd. (I)	117,043	13,836

1

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Australia (continued)

Cardno, Ltd.	46,393	$285,254
Carnarvon Petroleum, Ltd. (I)	75,535	4,191
Carsales.com, Ltd.	32,984	291,800
Cash Converters International, Ltd.	104,510	81,371
Cedar Woods Properties, Ltd.	24,477	148,801
Ceramic Fuel Cells, Ltd. (I)(L)	126,217	4,938
Challenger, Ltd.	15,400	84,173
Chandler Macleod, Ltd.	6,197	2,820
Coal of Africa, Ltd. (I)	45,649	6,233
Coalspur Mines, Ltd. (I)(L)	27,065	4,697
Cockatoo Coal, Ltd. (I)	202,916	9,786
Codan, Ltd. (L)	15,311	22,215
Coffey International, Ltd. (I)	31,524	8,712
Collins Foods, Ltd.	21,391	35,294
Compass Resources, Ltd. (I)	15,577	0
Credit Corp. Group, Ltd.	4,455	36,458
Crowe Horwath Australasia, Ltd.	95,840	51,858
CSG, Ltd. (I)	67,390	56,176
CSR, Ltd.	149,470	356,166
CuDECO, Ltd. (I)(L)	21,846	39,637
Cue Energy Resources, Ltd. (I)	32,865	3,883
Data#3, Ltd.	16,909	15,387
David Jones, Ltd.	180,047	486,374
Decmil Group, Ltd.	56,553	95,614
Discovery Metals, Ltd. (I)	78,992	4,617
Domino's Pizza Enterprises, Ltd.	3,011	41,871
Downer EDI, Ltd.	158,538	686,116
Drillsearch Energy, Ltd. (I)	159,949	187,541
DUET Group	155,043	296,500
DuluxGroup, Ltd.	110,346	551,023
DWS Advanced Business Solutions, Ltd.	13,969	15,521
Echo Entertainment Group, Ltd.	293,206	671,991
Elders, Ltd. (I)	40,650	4,061
Elemental Minerals, Ltd. (I)	11,100	4,399
Emeco Holdings, Ltd.	145,230	26,388
Energy Resources of Australia, Ltd. (I)	93,000	107,924
Energy World Corp., Ltd. (I)	274,968	98,589
Envestra, Ltd.	343,384	329,322
ERM Power, Ltd.	23,847	48,789
Ethane Pipeline Income Fund	15,720	25,461
Euroz, Ltd.	8,183	8,935
Evolution Mining, Ltd.	72,052	39,640
Fairfax Media, Ltd.	656,737	357,903
FAR, Ltd. (I)	83,631	2,745
Finbar Group, Ltd.	58,066	82,264
FKP Property Group (I)	51,560	100,958
Fleetwood Corp., Ltd. (L)	11,371	29,685
FlexiGroup, Ltd.	70,555	283,061
Flight Centre, Ltd.	4,986	220,432
Flinders Mines, Ltd. (I)	121,835	3,894
Focus Minerals, Ltd. (I)	509,833	5,567
Forge Group, Ltd.	32,433	22,111
G8 Education, Ltd.	31,034	90,191
Galaxy Resources, Ltd. (I)	16,452	584
Gindalbie Metals, Ltd. (I)(L)	66,233	6,648
Global Construction Services, Ltd.	1,732	838

2

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Australia (continued)

Goodman Fielder, Ltd.	601,503	$369,383
GrainCorp, Ltd.	33,917	269,253
Grange Resources Corp., Ltd.	51,070	11,613
Greenland Minerals & Energy, Ltd. (I)	39,312	7,847
Gryphon Minerals, Ltd. (I)	26,258	3,103
GUD Holdings, Ltd.	31,285	160,823
Gujarat NRE Coking Coal, Ltd. (I)	21,875	1,473
Gunns, Ltd. (I)	100,882	0
GWA International, Ltd.	78,672	216,689
Hills Industries, Ltd.	66,646	101,379
Horizon Oil, Ltd. (I)(L)	443,056	121,340
Icon Energy, Ltd. (I)	23,206	3,086
iiNET, Ltd.	41,772	234,438
Imdex, Ltd.	37,597	20,857
Independence Group NL	86,185	231,083
Indophil Resources NL (I)	104,144	12,782
Infigen Energy (I)	229,890	53,375
Infomedia, Ltd.	45,314	23,299
International Ferro Metals, Ltd. (I)	9,556	1,717
Intrepid Mines, Ltd. (I)	48,378	11,661
Invocare, Ltd.	13,905	134,301
IOOF Holdings, Ltd.	66,987	532,451
Iress, Ltd.	47,036	420,150
Iron Ore Holdings, Ltd. (I)	4,139	3,371
JB Hi-Fi, Ltd. (L)	32,465	602,473
Kagara, Ltd. (I)	47,616	5,201
Karoon Gas Australia, Ltd. (I)	22,778	86,812
Kingsgate Consolidated, Ltd.	22,541	21,350
Kingsrose Mining, Ltd. (I)	24,331	8,631
Linc Energy, Ltd. (I)	105,799	95,822
Liquefied Natural Gas, Ltd. (I)	16,074	5,833
Lycopodium, Ltd.	1,265	4,949
M2 Telecommunications Group, Ltd.	38,574	206,292
MACA, Ltd.	40,098	89,010
Macmahon Holdings, Ltd. (I)	196,782	21,529
Macquarie Atlas Roads Group	42,447	101,321
Matrix Composites & Engineering, Ltd. (I)	1,943	1,130
Maverick Drilling & Exploration, Ltd. (I)	70,105	31,733
MaxiTRANS Industries, Ltd.	51,752	54,144
Mayne Pharma Group, Ltd. (I)(L)	182,209	124,363
McPherson's, Ltd.	20,700	29,019
Medusa Mining, Ltd. (I)	28,581	43,917
Melbourne IT, Ltd. (I)	34,562	51,417
MEO Australia, Ltd. (I)	24,107	1,404
Mermaid Marine Australia, Ltd.	75,435	224,458
Mesoblast, Ltd. (I)	15,434	86,086
Metals X, Ltd. (I)	128,000	20,939
Metminco, Ltd. (I)	88,614	3,142
Mincor Resources NL	36,432	16,585
Mineral Deposits, Ltd. (I)	27,918	63,468
Mineral Resources, Ltd.	44,132	437,417
Molopo Energy, Ltd. (I)	28,437	4,522
Monadelphous Group, Ltd. (L)	27,011	404,950
Mortgage Choice, Ltd.	23,179	62,223
Mount Gibson Iron, Ltd.	215,287	204,985
Myer Holdings, Ltd. (L)	206,736	537,249

3

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Australia (continued)

Mystate, Ltd.	28,572	$127,309
Navitas, Ltd.	42,147	229,953
Neon Energy, Ltd. (I)(L)	217,572	51,364
Newsat, Ltd. (I)(L)	230,084	82,657
Nexus Energy, Ltd. (I)	299,265	16,877
NIB Holdings, Ltd.	134,940	300,529
Nick Scali, Ltd.	8,819	24,558
Noble Mineral Resources, Ltd. (I)	41,564	341
Northern Star Resources, Ltd.	108,555	67,138
NRW Holdings, Ltd.	74,479	79,909
Nufarm, Ltd.	54,937	244,165
Oakton, Ltd.	9,591	14,208
OceanaGold Corp. (I)	32,452	55,891
Orocobre, Ltd. (I)	3,886	7,508
OrotonGroup, Ltd.	8,865	37,432
OZ Minerals, Ltd.	99,498	277,571
Pacific Brands, Ltd.	302,056	179,996
Paladin Resources, Ltd. (I)(L)	249,396	92,952
Pan Pacific Petroleum NL (I)	67,247	6,727
PanAust, Ltd.	137,928	190,995
Panoramic Resources, Ltd.	31,138	6,796
PaperlinX, Ltd. (I)	65,071	2,665
Patties Foods, Ltd.	13,226	16,735
Peet, Ltd. (I)	117,084	154,565
Perilya, Ltd. (I)	45,690	14,354
Perpetual, Ltd.	9,583	389,560
Perseus Mining, Ltd. (I)	62,541	15,919
Pharmaxis, Ltd. (I)	39,176	4,103
Phosphagenics, Ltd. (I)	73,179	7,986
Platinum Australia, Ltd. (I)	36,499	2,226
PMP, Ltd. (I)	35,022	13,996
Premier Investments, Ltd.	27,353	195,154
Prima Biomed, Ltd. (I)	37,664	1,557
Primary Health Care, Ltd.	115,436	524,282
Prime Media Group, Ltd.	57,499	54,371
Programmed Maintenance Services, Ltd.	39,697	109,114
Ramelius Resources, Ltd. (I)	58,054	5,305
RCR Tomlinson, Ltd.	41,458	112,444
REA Group, Ltd.	8,788	323,574
Reckon, Ltd.	35,555	69,882
Red Fork Energy, Ltd. (I)	87,713	26,728
Redflex Holdings, Ltd.	5,472	5,772
Regis Resources, Ltd.	115,412	314,879
Resolute Mining, Ltd. (I)	109,518	49,819
Resource Generation, Ltd. (I)	9,069	1,696
Retail Food Group, Ltd.	41,861	169,422
Rex Minerals, Ltd. (I)	25,561	8,856
Ridley Corp., Ltd. (I)	92,109	72,065
Roc Oil Company, Ltd. (I)	294,813	124,743
Ruralco Holdings, Ltd.	4,468	13,819
SAI Global, Ltd.	65,755	242,903
Salmat, Ltd.	15,825	30,958
Samson Oil & Gas, Ltd. (I)	96,490	2,032
Sandfire Resources NL (I)	8,979	47,076
Saracen Mineral Holdings, Ltd. (I)	98,456	17,892
Sedgman, Ltd.	15,038	7,533

4

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Australia (continued)

Select Harvests, Ltd.	16,217	$70,791
Senex Energy, Ltd. (I)	283,286	208,236
Servcorp, Ltd.	10,693	37,941
Service Stream, Ltd.	18,617	3,658
Seven Group Holdings, Ltd. (I)	40,032	263,275
Seven West Media, Ltd.	239,573	484,230
Sigma Pharmaceuticals, Ltd.	366,039	196,603
Silex Systems, Ltd. (I)	30,817	63,876
Silver Chef, Ltd.	815	5,511
Silver Lake Resources, Ltd. (I)	42,292	17,873
Sirtex Medical, Ltd.	6,610	70,817
Skilled Group, Ltd.	70,249	214,649
Slater & Gordon, Ltd.	48,644	195,034
SMS Management & Technology, Ltd.	29,758	112,187
Southern Cross Electrical Engineering, Ltd.	1,200	1,015
Southern Cross Media Group, Ltd.	168,139	239,980
Spark Infrastructure Group	306,593	453,212
Specialty Fashion Group, Ltd.	51,331	42,164
St. Barbara, Ltd. (I)	94,501	24,070
Straits Metals, Ltd. (I)	26,787	195
Strike Energy, Ltd. (I)	35,002	2,899
STW Communications Group, Ltd.	102,616	138,171
Sundance Energy Australia, Ltd. (I)	41,853	38,456
Sundance Resources, Ltd. (I)	390,505	40,812
Sunland Group, Ltd.	38,548	50,037
Super Cheap Auto Group, Ltd.	19,769	245,978
Swick Mining Services, Ltd.	30,800	9,099
Tabcorp Holdings, Ltd.	67,514	216,741
Tanami Gold NL (I)	35,275	806
Tap Oil, Ltd. (I)	77,522	37,482
Tassal Group, Ltd.	38,102	105,396
Technology One, Ltd.	71,665	158,559
Ten Network Holdings, Ltd. (I)(L)	662,148	174,996
TFS Corp., Ltd.	25,702	24,316
The Reject Shop, Ltd.	10,731	165,500
The Trust Company, Ltd.	3,112	23,721
Thorn Group, Ltd.	15,982	32,544
Tiger Resources, Ltd. (I)	191,203	59,001
Tox Free Solutions, Ltd.	51,646	167,182
TPG Telecom, Ltd.	56,387	212,176
Transfield Services, Ltd.	79,262	81,803
Transpacific Industries Group, Ltd. (I)	410,130	428,015
Treasury Group, Ltd.	6,211	49,634
Troy Resources NL (I)	16,658	15,075
UGL, Ltd.	59,365	348,248
Unity Mining, Ltd. (I)	20,172	918
UXC, Ltd.	90,235	84,531
Village Roadshow, Ltd. (I)	26,040	182,345
Virgin Australia Holdings, Ltd. (I)	487,220	172,749
Virgin Australia Holdings, Ltd. (U.S. Exchange) (I)	252,517	1,149
Vision Eye Institute, Ltd. (I)	55,907	37,228
Vocus Communications, Ltd.	15,798	49,575
Warrnambool Cheese & Butter Factory Company Holding, Ltd.	2,490	20,938
Watpac, Ltd. (I)	13,238	11,259
WDS, Ltd.	18,432	15,002
Webjet, Ltd.	5,758	14,407

5

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Australia (continued)

Western Areas NL	62,002	$117,868
Western Desert Resources, Ltd. (I)(L)	102,010	66,855
White Energy Company, Ltd. (I)	29,677	5,685
Whitehaven Coal, Ltd. (I)(L)	208,282	306,506
Wide Bay Australia, Ltd.	4,752	25,275
Windimurra Vanadium, Ltd. (I)	3,366	0
Wotif.com Holdings, Ltd.	37,845	150,181

Austria 0.9%		5,367,995

A-TEC Industries AG (I)	1,566	0
Agrana Beteiligungs AG	898	107,728
AMS AG	1,846	196,551
Austria Technologie & Systemtechnik AG	1,610	16,035
CA Immobilien Anlagen AG (I)	1,728	28,808
CAT Oil AG	4,813	152,599
DO & CO AG	1,984	101,093
EVN AG	8,462	134,120
Flughafen Wien AG	3,419	273,776
Kapsch Trafficcom AG	1,178	64,926
Lenzing AG	3,487	224,610
Mayr-Melnhof Karton AG	2,871	354,761
Oesterreichische Post AG	11,569	558,078
Palfinger AG	4,540	174,652
POLYTEC Holding AG	3,684	33,240
RHI AG	9,842	351,975
Rosenbauer International AG	1,341	104,852
S IMMO AG (I)	19,434	135,238
Schoeller-Bleckmann Oilfield Equipment AG	3,744	393,330
Semperit AG Holding	2,788	137,375
Strabag SE	1,920	56,360
Telekom Austria AG	75,477	641,762
UNIQA Versicherungen AG	10,041	124,086
Wienerberger AG	48,890	817,098
Zumtobel AG	11,734	184,942

Bahamas 0.0%		102,240

United International Enterprises	510	102,240

Belgium 1.1%		6,556,614

Ablynx NV (I)	10,297	104,502
Ackermans & Van Haaren NV	9,050	1,003,143
AGFA Gevaert NV (I)	89,593	195,731
Arseus NV	8,934	289,485
Atenor Group	171	8,010
Banque Nationale de Belgique	65	259,919
Barco NV	4,894	371,736
Bekaert SA	15,640	568,196
Compagnie d'Entreprises CFE	3,589	321,829
Compagnie Immobiliere de Belgique SA	592	28,907
Compagnie Maritime Belge SA	5,192	145,469
D'ieteren SA	7,873	369,027
Deceuninck Plastics NV (I)	14,114	34,156
Econocom Group	21,104	219,334
Elia System Operator SA	10,160	457,055
Euronav NV (I)	3,699	31,115
EVS Broadcast Equipment SA	5,232	292,886

6

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Belgium (continued)

Exmar NV	11,216	$178,679
Galapagos NV (I)	6,319	125,979
Gimv NV	640	32,517
Ion Beam Applications SA (I)	6,698	68,718
Kinepolis Group NV	1,437	215,748
Lotus Bakeries SA	50	48,578
MDxHealth (I)	4,665	18,937
Melexis NV	6,229	197,599
Mobistar SA	1,644	30,217
Nyrstar (I)(L)	24,075	73,104
Picanol (I)	592	19,826
Recticel SA	6,564	43,997
Resilux	18	2,191
RHJ International (I)	23,382	122,318
Roularta Media Group NV (I)	668	9,628
Sapec SA (I)	305	20,433
Sioen Industries NV	234	2,527
Sipef SA	1,363	96,660
Tessenderlo Chemie NV	6,449	155,181
ThromboGenics NV (I)(L)	6,765	162,052
Van de Velde NV	2,675	132,103
Viohalco SA (I)	18,237	99,122

Bermuda 0.4%		2,469,034

Archer, Ltd. (I)	19,203	14,815
Catlin Group, Ltd.	99,663	896,648
Frontline, Ltd. (I)(L)	14,777	45,340
Golden Ocean Group, Ltd.	91,751	167,865
Hiscox, Ltd.	111,665	1,238,347
Hoegh LNG Holdings, Ltd. (I)	9,702	78,938
Northern Offshore, Ltd.	18,330	27,081

Canada 9.0%		52,257,826

5N Plus, Inc. (I)(L)	17,289	48,163
Aastra Technologies, Ltd	2,534	91,983
Absolute Software Corp.	7,265	47,793
Acadian Timber Corp.	4,303	49,001
Advantage Oil & Gas, Ltd. (I)	74,864	302,965
Aecon Group, Inc.	25,228	361,129
AG Growth International, Inc. (L)	5,100	196,503
AGF Management, Ltd., Class B	28,799	391,648
Aimia, Inc.	11,394	201,705
Ainsworth Lumber Company, Ltd. (I)	44,103	160,216
Akita Drilling, Ltd.	300	4,167
Alamos Gold, Inc. (L)	43,258	554,898
Alaris Royalty Corp.	7,200	245,974
Alexco Resource Corp. (I)	6,700	9,017
Algoma Central Corp.	1,600	24,093
Algonquin Power & Utilities Corp.	56,353	364,885
Alliance Grain Traders, Inc.	6,414	91,995
Alterra Power Corp. (I)	16,806	4,508
Altius Minerals Corp. (I)	2,400	23,875
Altus Group, Ltd.	7,634	109,924
Amica Mature Lifestyles, Inc.	10,700	85,697
Anderson Energy, Ltd. (I)	20,300	2,197
Andrew Peller, Ltd.	1,275	16,763

7

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Canada (continued)

Angle Energy, Inc. (I)	37,403	$121,796
Antrim Energy, Inc. (I)	500	33
Arsenal Energy, Inc.	3,793	20,026
Asanko Gold, Inc. (I)	3,731	8,146
Atrium Innovations, Inc. (I)	8,300	189,973
ATS Automation Tooling Systems, Inc. (I)	31,991	395,917
Augusta Resource Corp. (I)	13,400	23,078
Aura Minerals, Inc. (I)	11,783	1,331
AuRico Gold, Inc.	31,814	125,454
AutoCanada, Inc.	1,900	76,855
Avalon Rare Metals, Inc. (I)	8,025	5,136
Axia NetMedia Corp. (I)	9,200	22,079
B2Gold Corp. (I)	214,153	447,433
Badger Daylighting, Ltd.	5,320	429,110
Ballard Power Systems, Inc. (I)(L)	9,800	12,912
Bankers Petroleum, Ltd. (I)	105,586	395,494
Bellatrix Exploration, Ltd. (I)	37,205	248,255
Birch Mountain Resources, Ltd. (I)	11,200	0
Birchcliff Energy, Ltd. (I)	34,888	243,302
Bird Construction, Inc.	16,379	188,831
Black Diamond Group, Ltd.	12,917	358,620
BlackPearl Resources, Inc. (I)	55,740	126,425
BMTC Group, Inc., Class A (I)	3,096	37,471
Bonterra Energy Corp.	8,178	414,538
Boralex, Inc. (I)	9,400	96,871
Brigus Gold Corp. (I)	11,925	7,856
Brookfield Residential Properties, Inc. (I)	2,187	47,261
Burcon Nutrascience Corp. (I)	1,800	4,218
Calfrac Well Services, Ltd.	12,299	366,117
Calian Technologies, Ltd.	4,058	78,483
Calvalley Petroleums, Inc. (I)	6,543	10,160
Canaccord Financial, Inc.	39,837	228,326
Canacol Energy, Ltd. (I)	44,693	208,207
Canada Bread Company, Ltd.	2,640	186,220
Canada Lithium Corp. (I)	152,728	58,214
Canadian Energy Services & Technology Corp. (L)	18,884	377,662
Canadian Western Bank	21,399	690,778
Canam Group, Inc.	15,936	184,024
CanElson Drilling, Inc.	31,500	186,768
Canexus Corp.	27,932	159,303
Canfor Corp. (I)	19,501	429,461
Canfor Pulp Products, Inc.	13,360	141,452
Cangene Corp. (I)	3,800	8,941
CanWel Building Materials Group, Ltd.	23,300	68,636
Canyon Services Group, Inc.	24,600	259,532
Capital Power Corp.	25,662	506,212
Capstone Infrastructure Corp.	26,962	92,111
Capstone Mining Corp. (I)	119,800	306,674
Carpathian Gold, Inc. (I)	20,000	1,223
Cascades, Inc.	31,418	190,421
Cathedral Energy Services, Ltd.	11,360	53,991
CCL Industries, Inc.	8,078	659,666
Celestica, Inc. (I)	63,402	642,046
Centerra Gold, Inc.	24,076	72,055
Cequence Energy, Ltd. (I)	64,292	104,678
Cervus Equipment Corp.	1,600	35,191

8

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Canada (continued)

China Gold International Resources Corp., Ltd. (I)	71,100	$196,729
Chinook Energy, Inc. (I)	4,791	3,833
Churchill Corp.	7,100	60,138
Cineplex, Inc.	10,770	434,733
Claude Resources, Inc. (I)	21,200	2,793
Cogeco Cable, Inc.	3,652	164,633
Cogeco, Inc.	1,100	50,882
Colabor Group, Inc.	3,600	17,482
COM DEV International, Ltd. (I)	35,729	138,538
Computer Modelling Group, Ltd.	4,800	122,197
Connacher Oil and Gas, Ltd. (I)	57,057	9,934
Constellation Software, Inc.	1,700	302,002
Contrans Group, Inc., Class A	8,562	109,991
Copper Mountain Mining Corp. (I)(L)	16,975	24,283
Corby Spirit and Wine, Ltd.	3,522	66,625
Corridor Resources, Inc. (I)	11,000	8,282
Corus Entertainment, Inc.	29,790	685,488
Cott Corp.	8,000	66,960
Cott Corp. (U.S. Exchange)	32,331	271,111
Crew Energy, Inc. (I)	46,873	252,771
Crocotta Energy, Inc. (I)	24,000	64,825
Davis & Henderson Corp.	20,667	545,000
DeeThree Exploration, Ltd. (I)	29,200	252,826
Delphi Energy Corp. (I)	72,367	109,652
Denison Mines Corp. (I)	184,719	212,091
DHX Media, Ltd.	24,090	114,040
DirectCash Payments, Inc.	3,724	68,694
Dominion Diamond Corp. (I)	28,019	378,667
Dominion Diamond Corp. (New York Stock Exchange) (I)	2,500	33,600
Dorel Industries, Inc., Class B	10,074	349,848
DragonWave, Inc. (I)	2,598	3,154
DragonWave, Inc. (New York Stock Exchange) (I)	4,900	5,929
Duluth Metals, Ltd. (I)	17,000	14,399
Dundee Precious Metals, Inc. (I)	19,524	60,453
E-L Financial Corp., Ltd.	74	52,233
Eastern Platinum, Ltd. (I)	112,023	6,853
easyhome, Ltd.	700	10,396
Eco Oro Minerals Corp. (I)	4,600	1,645
EcoSynthetix, Inc. (I)	3,185	9,412
Enbridge Income Fund Holdings, Inc. (L)	16,746	362,642
Endeavour Silver Corp. (I)	6,200	23,924
Endeavour Silver Corp. (U.S. Exchange) (I)	1,400	5,418
Enerflex, Ltd.	12,443	163,830
Energy Fuels, Inc. (I)	1,369	7,732
Enghouse Systems, Ltd.	3,500	100,499
Ensign Energy Services, Inc.	19,322	294,590
Entree Gold, Inc. (I)	7,500	2,365
Epsilon Energy, Ltd. (I)	12,800	39,753
Equitable Group, Inc.	1,700	74,093
Essential Energy Services, Ltd.	57,270	168,703
Evertz Technologies, Ltd.	7,228	120,676
Excellon Resources, Inc. (I)	4,320	4,025
Exchange Income Corp.	1,066	21,931
Exco Technologies, Ltd.	9,290	62,513
Exeter Resource Corp. (I)	7,379	4,653
EXFO, Inc. (I)	1,300	6,981

9

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Canada (continued)

EXFO, Inc. (U.S. Exchange) (I)	7,212	$38,688
Extendicare, Inc. (L)	36,200	233,032
Firm Capital Mortgage Investment Corp.	1,400	16,009
First Majestic Silver Corp. (I)	18,800	186,310
First National Financial Corp.	600	13,281
FirstService Corp.	5,680	236,277
Forsys Metals Corp. (I)	15,300	5,472
Fortress Paper, Ltd. (I)	2,404	9,050
Fortuna Silver Mines, Inc. (I)	55,059	186,026
Fortune Minerals, Ltd. (I)	3,334	847
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	3,700	51,536
Gasfrac Energy Services, Inc. (I)(L)	18,100	25,211
Genesis Land Development Corp. (I)	100	320
Genivar, Inc.	12,378	364,391
Genworth MI Canada, Inc.	6,180	200,601
Glacier Media, Inc.	8,800	12,009
Glentel, Inc.	5,800	71,507
Gluskin Sheff & Associates, Inc.	6,852	152,833
GLV, Inc., Class A (I)	1,851	6,881
GMP Capital, Inc.	19,948	114,707
Gran Tierra Energy, Inc. (I)	95,342	677,457
Great Canadian Gaming Corp. (I)	21,929	307,508
Great Panther Silver, Ltd. (I)	18,350	13,470
Great Panther Silver, Ltd. (New York Stock Exchange) (I)	1,300	966
Guardian Capital Group, Ltd.	200	3,125
Guyana Goldfields, Inc. (I)(L)	15,200	28,181
Hanfeng Evergreen, Inc. (I)	3,700	2,438
Heroux-Devtek, Inc.	13,976	143,371
High Liner Foods, Inc.	900	39,979
HNZ Group, Inc.	700	14,566
Home Capital Group, Inc.	5,312	424,840
Horizon North Logistics, Inc.	39,033	334,290
HudBay Minerals, Inc.	57,990	426,786
IMAX Corp. (I)	5,565	170,844
IMAX Corp. (U.S. Exchange) (I)(L)	1,800	55,494
Imperial Metals Corp. (I)	14,800	203,221
Imris, Inc. (I)	3,000	4,405
Innergex Renewable Energy, Inc.	33,777	313,118
International Forest Products, Ltd. (I)	23,555	277,105
International Tower Hill Mines, Ltd. (I)	4,097	1,639
Intertape Polymer Group, Inc.	9,400	124,915
Ithaca Energy, Inc. (I)	140,966	338,302
Ivanhoe Energy, Inc. (I)	10,800	5,031
Just Energy Group, Inc. (L)	66,999	471,651
K-Bro Linen, Inc.	1,839	63,172
KAB Distribution, Inc. (I)	18,405	2
Katanga Mining, Ltd. (I)	66,538	28,806
Kelt Exploration, Ltd. (I)	5,196	44,647
Killam Properties, Inc.	20,699	205,714
Kingsway Financial Services, Inc. (I)	2,175	7,901
Kirkland Lake Gold, Inc. (I)(L)	33,309	89,342
Labrador Iron Mines Holdings, Ltd. (I)	2,897	641
Lake Shore Gold Corp. (I)	49,733	20,360
Laramide Resources, Ltd. (I)	11,400	4,077
Laurentian Bank of Canada	10,778	482,730

10

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Canada (continued)

Le Chateau, Inc. (I)	2,400	$8,470
Legacy Oil & Gas, Inc. (I)	58,052	334,910
Leisureworld Senior Care Corp.	12,633	136,727
Leon's Furniture, Ltd.	7,809	98,334
Lightstream Resources, Ltd. (L)	75,972	398,253
Linamar Corp.	17,537	690,719
Liquor Stores N.A., Ltd.	9,895	136,894
Long Run Exploration, Ltd. (I)	44,529	224,625
Lucara Diamond Corp. (I)	122,592	173,063
MacDonald Dettwiler & Associates, Ltd.	5,148	404,795
Mainstreet Equity Corp. (I)	1,600	51,725
Major Drilling Group International, Inc.	17,132	133,664
Manitoba Telecom Services, Inc.	7,500	204,026
Maple Leaf Foods, Inc.	35,629	570,037
Martinrea International, Inc.	31,118	257,718
Maxim Power Corp. (I)(L)	6,300	20,218
MBAC Fertilizer Corp. (I)(L)	2,900	4,203
McCoy Corp.	1,100	6,988
Mediagrif Interactive Technologies, Inc.	600	11,294
Medical Facilities Corp.	11,141	178,667
Mega Brands, Inc. (I)	7,351	101,629
Mega Uranium, Ltd. (I)	26,600	2,003
Melcor Developments, Ltd.	4,900	89,280
Mercator Minerals, Ltd. (I)	13,175	558
Migao Corp.	3,400	3,712
Minera Andes Acquisition Corp. (I)	10,147	20,436
Mood Media Corp. (I)	12,087	7,280
Morneau Shepell, Inc.	15,055	212,248
Mullen Group, Ltd.	30,066	793,139
Nautilus Minerals, Inc. (I)	20,040	5,092
Nevada Copper Corp. (I)	6,158	7,940
Nevsun Resources, Ltd.	99,555	332,615
New Flyer Industries, Inc.	15,187	153,221
New Millennium Iron Corp. (I)	2,000	1,336
Newalta, Inc.	18,659	285,886
NGEx Resources, Inc. (I)	5,011	8,206
Niko Resources, Ltd. (I)(L)	29,700	49,055
Norbord, Inc.	9,523	289,754
Nordion, Inc. (I)	24,267	199,836
North American Energy Partners, Inc. (I)	1,632	9,216
North American Palladium, Ltd. (I)(L)	25,300	11,944
North American Palladium, Ltd. (Toronto Exchange) (I)	55,400	26,591
Northern Dynasty Minerals, Ltd. (I)	6,576	7,674
Novagold Resources, Inc. (I)	19,400	46,193
NuVista Energy, Ltd. (I)	43,102	288,009
Orvana Minerals Corp. (I)	9,998	3,858
Osisko Mining Corp. (I)	3,116	12,874
Paladin Labs, Inc. (I)	4,223	470,847
Pan American Silver Corp.	58,699	633,643
Paramount Resources, Ltd. (I)	4,155	143,355
Parex Resources, Inc. (I)	42,755	259,133
Parkland Fuel Corp.	23,300	401,947
Pason Systems, Inc.	22,154	472,666
Perpetual Energy, Inc. (I)	12,832	12,439
Petaquilla Minerals, Ltd. (I)	10,038	3,401
Petrobank Energy & Resources, Ltd. (I)	20,469	6,742

11

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Canada (continued)

Petrominerales, Ltd. (L)	37,966	$437,705
PHX Energy Services Corp.	6,831	81,582
Pilot Gold, Inc. (I)	4,070	3,639
Platino Energy Corp. (I)	2,800	1,449
Platinum Group Metals, Ltd. (I)	11,200	14,652
Points International, Ltd. (I)(L)	3,410	89,057
Polymet Mining Corp. (I)(L)	20,250	21,154
Precision Drilling Corp.	33,948	317,579
Premium Brands Holdings Corp.	7,221	147,471
Primero Mining Corp. (I)	26,357	138,910
Pulse Seismic, Inc.	28,891	112,024
Pure Technologies, Ltd. (I)	6,300	39,666
QLT, Inc. (I)	8,200	45,918
Quebecor, Inc.	14,636	369,981
Questerre Energy Corp. (I)	26,400	32,300
Reitmans Canada, Ltd.	1,503	8,728
Reitmans Canada, Ltd., Class A	22,570	128,192
Richelieu Hardware, Ltd.	2,800	117,792
Richmont Mines, Inc. (I)	3,200	3,373
Ritchie Brothers Auctioneers, Inc. (L)	17,929	370,234
RMP Energy, Inc. (I)	46,017	258,549
Rock Energy, Inc. (I)	373	1,053
Rocky Mountain Dealerships, Inc.	6,328	72,895
Rogers Sugar, Inc. (L)	33,151	168,789
RONA, Inc.	50,950	622,400
Rubicon Minerals Corp. (I)	21,100	20,751
Russel Metals, Inc. (L)	22,157	592,841
Sabina Gold & Silver Corp. (I)	8,968	4,895
San Gold Corp. (I)	20,836	2,255
Sandstorm Gold, Ltd. (I)	6,400	29,303
Sandvine Corp. (I)	72,744	184,162
Santonia Energy, Inc. (I)(L)	33,400	48,408
Savanna Energy Services Corp.	34,333	249,125
Scorpio Mining Corp. (I)	24,416	4,481
Sears Canada, Inc. (L)	10,168	185,169
Secure Energy Services, Inc.	9,534	147,826
SEMAFO, Inc.	47,507	126,083
Shawcor, Ltd.	5,310	197,997
Sherritt International Corp.	118,842	390,343
Shore Gold, Inc. (I)	400	51
Sierra Wireless, Inc. (I)	11,249	215,441
Sierra Wireless, Inc. (U.S. Exchange) (I)	2,900	55,535
Silver Standard Resources, Inc. (I)	12,191	73,085
Southern Pacific Resource Corp. (I)	72,856	22,284
SouthGobi Energy Resources, Ltd. (I)	4,080	3,878
Sprott Resource Corp. (L)	45,670	107,884
Sprott, Inc.	28,851	73,312
Spyglass Resources Corp. (L)	22,338	38,052
St Andrew Goldfields, Ltd. (I)	15,500	3,574
Stantec, Inc.	375	24,345
Stantec, Inc. (Toronto Exchange)	8,568	556,067
Stella-Jones, Inc.	3,600	96,391
Stornoway Diamond Corp. (I)	2,566	1,860
Strad Energy Services, Ltd.	8,902	33,093
Student Transportation of America, Ltd. (L)	13,910	87,449
SunOpta, Inc. (I)	22,862	212,365

12

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Canada (continued)

SunOpta, Inc. (U.S. Exchange) (I)	2,100	$19,425
Superior Plus Corp.	42,100	443,366
Surge Energy, Inc. (L)	34,169	203,236
Tag Oil, Ltd. (I)(L)	20,222	66,991
Taseko Mines, Ltd. (I)	5,290	10,580
Taseko Mines, Ltd. (Toronto Exchange) (I)	22,500	45,527
Tembec, Inc. (I)	40,748	105,077
Teranga Gold Corp. (I)	17,598	8,281
Teranga Gold Corp., ADR (I)	3,505	1,475
The Cash Store Financial Services, Inc. (I)	1,710	2,816
The Descartes Systems Group, Inc. (I)	10,532	143,030
The North West Company, Inc.	16,137	409,139
Theratechnologies, Inc. (I)	6,398	1,596
Timmins Gold Corp. (I)	66,972	76,266
TORC Oil & Gas, Ltd.	1,180	11,538
Toromont Industries, Ltd.	13,743	333,309
Torstar Corp., Class B	32,264	189,172
Total Energy Services, Inc.	10,539	190,437
Transcontinental, Inc., Class A	24,316	382,859
TransForce, Inc.	25,266	604,929
TransGlobe Energy Corp. (I)	30,627	269,505
Transition Therapeutics, Inc. (I)	3,200	18,070
Trican Well Service, Ltd.	54,044	642,903
Trinidad Drilling, Ltd.	45,242	421,103
Tuscany International Drilling, Inc. (I)	500	40
Twin Butte Energy, Ltd. (L)	106,941	217,395
UEX Corp. (I)	14,600	5,221
Uni-Select, Inc.	6,540	174,187
Valener, Inc.	13,128	192,370
Vecima Networks, Inc. (I)	2,921	17,182
Veresen, Inc.	5,812	75,265
Vicwest, Inc.	5,763	69,695
Virginia Mines, Inc. (I)	3,063	31,191
Vitran Corp., Inc. (I)	300	1,581
Wajax Corp.	6,347	212,114
Wesdome Gold Mines, Ltd. (I)	11,600	6,550
West Fraser Timber Company, Ltd.	6,481	572,497
Western Energy Services Corp.	22,926	161,607
Western Forest Products, Inc.	33,100	53,581
Westport Innovations, Inc. (I)	2,300	49,381
Whistler Blackcomb Holdings, Inc.	11,451	178,358
Whitecap Resources, Inc.	49,430	595,923
Wi-Lan, Inc.	55,498	179,152
Winpak, Ltd.	9,100	201,946
Xtreme Drilling and Coil Services Corp. (I)	6,548	21,261
Zargon Oil & Gas, Ltd.	10,661	79,465
Zenith Epigenetics Corp. (I)	5,300	2,145

Cayman Islands 0.0%		11,212

Endeavour Mining Corp. (I)	20,900	11,212

China 0.0%		152,890

Aupu Group Holding Company, Ltd.	108,000	12,677
Bund Center Investment, Ltd.	222,000	36,307
Delong Holdings, Ltd. (I)	45,500	12,328
HanKore Environment Tech Group, Ltd. (I)	84,000	4,486

13

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

China (continued)

Sino Grandness Food Industry Group, Ltd. (I)	72,000	$42,414
Sound Global, Ltd. (I)	79,000	44,678

Colombia 0.0%		18,541

Pacific Rubiales Energy Corp.	987	18,541

Cyprus 0.1%		249,665

Bank of Cyprus PLC (I)	157,222	0
Deep Sea Supply PLC (I)	19,635	36,737
ProSafe SE	26,162	196,962
Songa Offshore SE (I)(L)	31,458	15,966

Denmark 1.7%		9,730,527

ALK-Abello A/S	1,799	201,339
Alm Brand A/S (I)	33,471	132,281
Ambu A/S	1,495	71,763
Auriga Industries (I)	5,953	202,143
Bang & Olufsen A/S (I)	7,164	62,741
Bavarian Nordic A/S (I)	11,114	169,759
BoConcept Holding A/S (I)	75	1,216
Brodrene Hartmann A/S	800	24,334
D/S Norden A/S	6,864	309,125
DFDS A/S	1,456	118,297
East Asiatic Company, Ltd. AS (I)	2,528	39,369
Fluegger A/S	225	14,584
Genmab A/S (I)	10,447	432,135
GN Store Nord A/S	43,544	1,038,200
Gronlandsbanken AB	20	2,415
Harboes Bryggeri A/S	441	6,468
IC Companys A/S	3,014	82,848
Jeudan A/S	492	53,526
Jyske Bank AS (I)	19,610	1,058,125
NKT Holding A/S	8,097	377,912
Nordjyske Bank A/S	1,190	24,815
Pandora A/S	10,314	533,178
Parken Sport & Entertainment A/S (I)	864	12,433
PER Aarsleff A/S	827	110,136
Ringkjoebing Landbobank AS	1,164	234,266
Rockwool International A/S, B Shares	2,189	382,254
Royal Unibrew AS	3,238	451,063
Schouw & Company A/S	4,906	184,922
SimCorp A/S	11,721	410,738
Solar Holdings A/S	2,890	175,913
Spar Nord Bank A/S (I)	31,135	267,785
Sydbank A/S (I)	22,090	620,203
TK Development A/S (I)	8,834	10,046
Topdanmark A/S (I)	11,480	303,444
Vestas Wind Systems A/S (I)	55,798	1,580,173
Vestjysk Bank A/S (I)	3,265	6,243
Zealand Pharma A/S (I)	2,138	24,335

Faroe Islands 0.0%		70,535

Bakkafrost P/F	4,779	70,535

Finland 2.6%		14,795,662

Afarak Group OYJ (I)	20,289	9,685
Ahlstrom OYJ	2,379	30,613

14

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Finland (continued)

Aktia Bank OYJ	7,313	$80,201
Alma Media OYJ	10,711	47,261
Amer Sports OYJ	42,751	836,711
Apetitt OYJ	930	24,491
Aspo OYJ	3,465	27,861
Atria PLC	2,503	26,938
BasWare OYJ	1,318	38,277
Biotie Therapies OYJ (I)	35,851	14,618
Cargotec Corp. OYJ	13,137	498,989
Caverion Corp. (I)	39,502	465,185
Citycon OYJ	99,549	355,721
Cramo OYJ	3,712	83,998
Digia PLC	2,622	14,849
Elektrobit Corp. (I)	9,773	31,711
Elisa OYJ, Class A	54,577	1,372,507
F-Secure OYJ	38,302	103,571
Finnair OYJ	35,466	143,146
Finnlines OYJ (I)	2,378	22,626
Fiskars Corp.	11,949	311,386
HKScan OYJ	5,218	24,725
Huhtamaki OYJ	29,001	724,985
Ilkka-Yhtyma OYJ	2,083	8,829
Kemira OYJ	42,097	675,456
Kesko OYJ, A Shares	1,917	71,626
Kesko OYJ, B Shares	22,023	820,561
Konecranes OYJ	18,010	631,116
Lassila & Tikanoja OYJ (I)	10,137	205,560
Lemminkainen OYJ	993	21,158
Metsa Board OYJ, Series B	88,841	360,285
Neste Oil OYJ (L)	52,692	1,006,066
Okmetic OYJ	2,212	16,187
Olvi OYJ, Series A	5,156	186,968
Oriola-KD OYJ	29,378	102,165
Orion OYJ, Series A (L)	6,771	177,843
Orion OYJ, Series B	21,154	556,942
Outokumpu OYJ (I)	144,436	74,878
Outotec OYJ (L)	57,733	587,361
PKC Group OYJ	7,087	241,072
Ponsse OYJ	1,465	18,868
Poyry OYJ (I)	12,889	71,550
Raisio OYJ	42,168	251,766
Ramirent OYJ	26,482	343,115
Rapala VMC OYJ	617	4,271
Rautaruukki OYJ	20,526	183,460
Sanoma OYJ	14,882	145,306
Sievi Capital PLC (I)	3,082	4,767
Stockmann OYJ ABP, Series A	1,949	30,675
Stockmann OYJ ABP, Series B	7,056	107,827
Talvivaara Mining Company PLC (I)(L)	90,559	7,131
Technopolis PLC	30,810	184,999
Teleste OYJ	1,377	8,037
Tieto OYJ	24,201	520,810
Tikkurila OYJ	13,250	371,634
Uponor OYJ	24,921	519,933
Vacon PLC	3,999	313,681
Vaisala OYJ (I)	3,370	96,946

15

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Finland (continued)

YIT OYJ	45,085	$576,758

France 4.3%		25,179,499

ABC Arbitrage	1,775	12,133
Air France KLM (I)	53,194	549,195
Akka Technologies SA	641	20,894
ALBIOMA	6,438	157,296
Alcatel-Lucent (I)(L)	388,816	1,668,233
Altamir Amboise	3,756	52,811
Alten SA	9,193	409,514
Altran Technologies SA (I)	51,932	461,950
April Group SA	6,582	130,023
Archos SA (I)	3,176	16,281
Assystem SA	4,749	130,853
Atari SA (I)	3,415	3,991
AtoS	120	10,139
Audika Groupe (I)	166	2,436
Axway Software SA	728	23,334
Beneteau SA (I)	17,083	306,360
Bigben Interactive (I)	107	1,199
BioMerieux SA	4,170	422,869
Boiron SA	2,707	175,290
Bonduelle SCA	5,499	141,825
Bongrain SA	1,532	118,129
Bourbon SA	17,662	462,644
Boursorama (I)	8,786	95,851
Bull SA (I)	14,411	63,997
Burelle SA	123	104,198
Cegedim SA (I)	1,622	45,885
Cegid SA	1,783	55,678
Cie des Alpes	1,909	40,034
Ciments Francais SA	2,237	165,607
Club Mediterranee SA (I)	4,985	117,443
Compagnie Plastic Omnium SA	22,998	700,382
Derichebourg SA (I)	30,974	100,223
Devoteam SA	1,307	22,285
Eiffage SA	6,420	359,402
Electricite de Strasbourg SA	142	19,548
Esso SAF	513	31,356
Etablissements Maurel et Prom SA	18,722	286,173
Euler Hermes SA	1,076	141,713
Euro Disney SCA (I)	3,416	21,003
Exel Industries SA	185	10,642
Faiveley Transport	1,756	125,666
Faurecia (I)	17,647	592,566
Fimalac	2,383	148,020
Fleury Michon SA	344	21,888
GameLoft SA (I)	10,627	111,872
Gaumont SA	489	23,923
GEA	126	13,640
GL Events SA	3,290	78,128
Groupe Eurotunnel SA	31,669	311,164
Groupe Steria SA	6,749	134,631
Guerbet SA	180	27,013
Haulotte Group SA (I)	4,229	57,886
Havas SA	92,745	755,213

16

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

France (continued)

Hi-Media SA (I)	4,726	$11,749
Ingenico SA	4,814	359,917
Interparfums SA	3,068	131,077
Ipsen SA	4,116	193,637
IPSOS	12,659	527,484
Jacquet Metal Service	4,671	78,824
Korian	3,378	105,122
Lagardere SCA	39,934	1,351,222
Laurent-Perrier	543	50,911
Lectra	5,258	52,589
LISI	1,564	237,880
Maisons France Confort	1,083	40,766
Manitou BF SA	1,754	32,673
Manutan International	908	54,827
Marseill Tunnel Prado-Carena	219	8,719
Medica SA (I)	10,883	296,615
Mersen	3,157	112,675
Metropole Television SA	18,150	395,540
Montupet	2,372	114,381
Naturex	1,868	151,798
Neopost SA (L)	11,337	885,167
Nexans SA	9,495	422,919
Nexity SA	9,689	354,808
NextRadioTV	546	14,450
NicOx SA (I)	3,195	10,837
Norbert Dentressangle SA	1,271	151,983
NRJ Group (I)	2,509	24,459
Orpea	10,001	581,892
Parrot SA (I)	1,686	43,341
Peugeot SA (I)(L)	89,492	1,417,140
Pierre & Vacances SA (I)	1,815	56,719
Rallye SA	9,462	399,799
Recylex SA (I)	2,379	12,574
Remy Cointreau SA	919	78,296
Robertet SA	258	61,850
Rubis SCA (L)	11,508	733,381
Saft Groupe SA	11,110	361,843
Samse SA	285	29,436
Sartorius Stedim Biotech	544	85,455
SEB SA	6,799	635,231
Seche Environnement SA	1,623	59,552
Sequana SA (I)	920	7,362
Societe d'Edition de Canal Plus	21,988	184,267
Societe Industrielle d'Aviations Latecoere SA (I)	1,647	30,176
Societe Internationale de Plantations d'Heveas SA	288	21,312
Societe Television Francaise 1	42,715	796,057
SOITEC (I)(L)	51,366	102,348
Solocal Group (I)	30,172	47,901
Somfy SA	383	90,510
Sopra Group SA	1,754	175,734
Stef SA	1,579	103,581
Store Electronic (I)	124	2,371
Synergie SA	2,038	38,742
Technicolor SA (I)	23,387	118,273
Teleperformance	19,264	1,096,202
Tessi SA	410	51,586

17

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

France (continued)

Theolia SA (I)	10,701	$18,617
Thermador Groupe	1,084	97,732
Touax SA	271	6,665
Trigano SA (I)	2,853	60,954
UBISOFT Entertainment (I)	36,509	479,409
Union Financiere de France Banque SA	577	14,097
Valneva SE (I)(L)	3,912	21,786
Vetoquinol SA	456	17,896
Vicat SA	5,347	398,003
Viel & Compagnie SA	6,515	20,753
Vilmorin & Compagnie SA	1,633	207,526
Virbac SA	755	148,233
VM Materiaux SA (I)	539	18,304
Vranken-Pommery Monopole Group SA	407	13,135

Gabon 0.0%		129,187

Total Gabon SA	211	129,187

Germany 5.5%		31,782,316

Aareal Bank AG (I)	21,708	797,281
ADVA Optical Networking SE (I)	14,956	78,805
Air Berlin PLC (I)	5,366	12,358
Aixtron AG, ADR (I)	3,360	46,502
Aixtron SE NA (I)	17,077	236,622
Allgeier SE	1,897	41,895
Amadeus Fire AG	1,170	78,627
Aurubis AG	8,222	484,191
Balda AG (I)	3,880	22,071
Bauer AG	3,572	90,701
BayWa AG	5,268	272,797
Bechtle AG	6,895	447,895
Bertrandt AG	1,134	155,837
Bijou Brigitte AG	1,741	177,696
Bilfinger SE	68	7,769
Biotest AG	323	31,817
Borussia Dortmund GmbH & Company KGaA	27,856	142,619
Cancom AG (L)	4,955	186,175
Carl Zeiss Meditec AG	10,155	328,822
Celesio AG (L)	34,202	1,096,279
CENIT AG	2,997	41,075
CENTROTEC Sustainable AG	4,066	105,069
Cewe Color Holding AG	2,266	124,824
Comdirect Bank AG	14,328	162,191
CompuGroup Medical AG	9,736	242,086
Constantin Medien AG (I)	7,438	15,669
CropEnergies AG	7,965	75,703
CTS Eventim AG	7,188	371,684
DAB Bank AG	3,886	19,246
Data Modul AG	635	15,514
Delticom AG	2,284	108,310
Deufol SE (I)	3,614	5,099
Deutsche Beteiligungs AG	222	6,204
Deutsche Wohnen AG	61,464	1,234,595
Deutsche Wohnen AG (I)	44,396	870,485
Deutz AG (I)	37,738	328,041
Dialog Semiconductor PLC (I)	23,925	452,010

18

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Germany (continued)

Dr Hoenle AG	593	$9,745
Draegerwerk AG & Company KGaA	986	105,461
Drillisch AG	19,160	561,413
Duerr AG	5,792	505,115
Eckert & Ziegler AG	2,133	85,781
Elmos Semiconductor AG	4,483	64,114
ElringKlinger AG	11,052	460,646
Euromicron AG	1,373	29,425
Evotec AG (I)(L)	38,628	211,181
First Sensor AG (I)	680	7,648
Francotyp-Postalia Holding AG (I)	2,607	14,883
Freenet AG (I)	38,674	1,096,722
Fuchs Petrolub AG	2,533	209,380
Gerresheimer AG	10,669	719,252
Gerry Weber International AG	4,364	183,645
Gesco AG	1,167	111,215
GFK AG	5,703	324,758
GFT Technologies AG	3,465	30,986
Gigaset AG (I)	4,683	6,336
Gildemeister AG	28,236	871,346
Grammer AG	5,254	266,434
Grenkeleasing AG	1,123	110,787
H&R AG (I)	1,666	19,420
Hamburger Hafen und Logistik AG	9,989	254,936
Hawesko Holding AG	1,017	53,431
Heidelberger Druckmaschinen AG (I)	115,600	431,931
Homag Group AG	1,517	39,169
Indus Holding AG	10,323	392,988
Init Innovation In Traffic Systems AG	1,078	33,630
Intershop Communications AG (I)	2,654	5,442
Isra Vision AG	1,225	65,331
Jenoptik AG	21,084	347,653
Joyou AG (I)	308	5,416
Kloeckner & Company SE (I)	44,926	626,089
Koenig & Bauer AG	4,281	80,005
Kontron AG	18,337	139,930
Krones AG	4,922	420,456
KSB AG	73	47,616
KUKA AG	9,672	453,539
KWS Saat AG	861	292,438
Leoni AG	12,569	938,960
LPKF Laser & Electronics AG	8,835	222,240
Manz AG (I)	872	76,353
MasterFlex AG (I)	414	3,882
Mediclin AG (I)	8,179	48,778
Medigene Ag (I)	843	4,172
MLP AG	14,178	94,784
Mobotix AG	402	8,820
Morphosys AG (I)	4,205	322,062
Muehlbauer Holding AG & Company KGaA	397	10,708
MVV Energie AG	2,452	78,826
Nemetschek AG	1,967	133,883
Nordex AG (I)	26,497	383,559
Norma Group	12,656	639,851
OHB AG	2,619	63,219
Patrizia Immobilien AG (I)	12,862	144,018

19

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Germany (continued)

Pfeiffer Vacuum Technology AG	3,724	$462,960
Plambeck Neue Energien AG	16,577	63,686
PSI AG	2,339	39,677
PVA TePla AG	1,400	5,561
QSC AG	42,179	226,008
R Stahl AG	823	42,839
Rational AG	466	149,216
Rheinmetall AG	15,900	979,697
Rhoen-Klinikum AG	39,678	1,105,586
RIB Software AG	7,057	68,933
SAF-Holland SA (I)	16,905	236,577
Salzgitter AG	5,274	228,721
Schaltbau Holding AG	680	41,003
SGL Carbon SE	2,341	96,011
SHW AG	490	28,480
Singulus Technologies AG (I)	9,647	31,487
Sixt AG	6,249	197,396
SKW Stahl-Metallurgie Holding AG	2,060	34,891
Sky Deutschland AG (I)	71,430	730,670
SMA Solar Technology AG	4,351	174,047
SMT Scharf AG	1,261	35,868
Softing AG	838	18,870
Software AG	8,708	332,565
Solarworld AG (I)(L)	13,581	13,848
Stada Arzneimittel AG	21,836	1,125,957
Stroer Out-of-Home Media AG (I)	7,167	135,237
Suss Microtec AG (I)	4,892	44,116
TAG Immobilien AG	28,673	336,250
Takkt AG	9,177	176,065
Technotrans AG	2,268	24,189
Telegate AG	848	6,668
Tipp24 SE (I)	2,167	149,821
Tom Tailor Holding AG (I)	5,865	145,794
Tomorrow Focus AG	802	4,708
TUI AG (I)	55,781	809,592
Vossloh AG	2,354	225,130
VTG AG	4,122	85,417
Wacker Chemie AG	4,167	443,201
Wacker Neuson SE	9,310	155,812
Washtec AG	1,640	22,294
Wincor Nixdorf AG	10,001	684,004
XING AG	764	79,092

Gibraltar 0.1%		644,472

888 Holdings PLC	47,308	129,283
Bwin.Party Digital Entertainment PLC (I)	248,582	515,189

Greece 0.5%		2,788,838

Alapis Holding Industrial and Commercial SA of Pharmaceutical (I)	1,810	101
Athens Water Supply and Sewage Company SA	3,582	41,068
Bank of Greece SA	2,764	58,855
Diagnostic & Therapeutic Center of Athens Hygeia SA (I)	12,760	7,597
Ellaktor SA (I)	24,344	104,410
Euromedica SA (I)	681	341
Folli Follie Group (I)	4,652	145,381
Fourlis Holdings SA (I)	4,529	22,335

20

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Greece (continued)

Frigoglass SA (I)	4,334	$32,861
GEK Terna Holding Real Estate Construction SA (I)	7,981	36,815
Halcor SA (I)	11,405	9,606
Hellenic Exchanges SA Holding Clearing Settlement and Registry (I)	12,107	132,242
Hellenic Petroleum SA	13,225	159,000
Hellenic Telecommunications Organization SA (I)	30,102	373,577
Iaso SA (I)	5,049	8,931
Intracom Holdings SA (I)	28,550	20,396
Intralot SA-Integrated Lottery Systems & Services	15,750	40,352
J&P-Avax SA (I)	7,584	18,546
JUMBO SA (I)	12,865	200,083
Marfin Investment Group SA (I)	74,177	42,548
Metka SA	3,626	59,936
Motor Oil Hellas Corinth Refineries SA (I)	10,921	126,934
Mytilineos Holdings SA (I)	15,661	127,786
National Bank of Greece SA (I)	9,038	56,660
OPAP SA	25,523	339,113
Piraeus Bank SA (I)	16,600	36,357
Piraeus Port Authority SA	881	22,368
Public Power Corp. SA	13,908	203,795
Sidenor Steel Products Manufacturing Company SA (I)	4,142	8,890
Terna Energy SA (I)	4,196	20,294
Thessaloniki Port Authority SA	488	16,348
Titan Cement Company SA (I)	10,568	315,312
TT Hellenic Postbank SA (I)	20,725	0

Guernsey, Channel Islands 0.0%		59,219

Raven Russia, Ltd. (I)	40,373	52,979
Tethys Petroleum, Ltd. (I)	10,200	6,240

Hong Kong 3.4%		20,012,341

Alco Holdings, Ltd.	54,000	10,446
Allied Group, Ltd.	18,000	70,467
Allied Properties HK, Ltd.	726,000	114,151
Apac Resources, Ltd. (I)	720,000	13,925
APT Satellite Holdings, Ltd.	85,500	99,896
Asia Financial Holdings, Ltd.	66,000	28,520
Asia Satellite Telecom Holdings Company, Ltd.	35,220	138,904
Asia Standard International Group	354,000	80,505
Associated International Hotels, Ltd.	26,000	79,316
Bonjour Holdings, Ltd.	450,000	102,652
Brightoil Petroleum Holdings Ltd (I)	934,000	198,770
Brockman Mining, Ltd. (I)(L)	855,430	40,872
Burwill Holdings Ltd. (I)(L)	464,000	24,465
Cafe de Coral Holdings, Ltd.	118,000	397,843
Century City International Holdings, Ltd.	164,000	12,478
Champion Technology Holdings, Ltd. (L)	489,743	9,615
Chen Hsong Holdings, Ltd.	40,000	12,457
Chevalier International Holdings, Ltd.	40,000	71,586
China Daye Non-Ferrous Metals Mining, Ltd. (I)	944,000	21,157
China Electronics Corp. Holdings Company, Ltd.	152,000	29,994
China Energy Development Holdings, Ltd. (I)	658,000	7,044
China Metal International Holdings, Inc.	58,000	17,780
China Nuclear Industry 23 International Corp., Ltd. (I)	6,000	1,060
China Solar Energy Holdings Ltd. (I)	127,000	2,949
China Strategic Holdings, Ltd. (I)	610,000	10,464

21

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Hong Kong (continued)

China Ting Group Holdings, Ltd.	124,000	$9,415
China Tycoon Beverage Holdings, Ltd. (I)	104,000	1,140
China WindPower Group, Ltd. (I)	560,000	29,607
Chong Hing Bank, Ltd. (L)	45,000	202,535
Chow Sang Sang Holdings International, Ltd.	116,000	365,038
Chu Kong Shipping Enterprise Group Company, Ltd.	104,000	28,314
Chuang's Consortium International, Ltd.	164,021	20,732
Citic Telecom International Holdings, Ltd.	368,000	121,004
CK Life Sciences International Holdings, Inc.	1,270,000	118,201
Convenience Retail Asia, Ltd.	68,000	48,790
CP Lotus Corp. (I)	280,000	8,230
Cross-Harbour Holdings, Ltd.	22,000	17,941
CSI Properties, Ltd (I)	2,266,333	93,541
CST Mining Group, Ltd. (I)	2,383,040	22,118
Culture Landmark Investment, Ltd. (I)	41,400	3,631
Culturecom Holdings, Ltd. (I)(L)	100,000	17,928
Dah Sing Banking Group, Ltd.	110,400	203,360
Dah Sing Financial Holdings, Ltd.	48,800	286,081
Dan Form Holdings Company, Ltd.	66,000	7,314
Dickson Concepts International, Ltd.	94,000	57,844
Dingyi Group Investment, Ltd. (I)	125,000	9,191
DMX Technologies Group, Ltd.	34,000	5,557
Dorsett Hospitality International, Ltd.	299,000	63,414
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	215,000	108,031
Emperor International Holdings, Ltd.	320,250	92,785
Emperor Watch & Jewellery, Ltd.	1,310,000	106,862
ENM Holdings, Ltd. (I)	60,000	3,570
EPI Holdings, Ltd. (I)	930,000	25,717
Esprit Holdings, Ltd. (I)	630,150	1,309,419
eSun Holdings, Ltd. (I)	113,000	16,470
Fairwood, Ltd.	29,500	60,115
Far East Consortium International, Ltd.	489,116	178,913
Fortune Oil PLC	276,527	42,425
Fountain SET Holdings, Ltd. (I)	170,000	23,880
G-Resources Group, Ltd. (I)	8,689,800	240,580
Get Nice Holdings, Ltd.	1,244,000	58,543
Giordano International, Ltd.	377,708	327,858
Glorious Sun Enterprises, Ltd.	88,000	20,091
Goldin Properties Holdings, Ltd. (I)	89,000	40,294
Guangnan Holdings, Ltd.	108,000	13,818
Guotai Junan International Holdings, Ltd.	151,000	71,862
Haitong International Securities Group, Ltd. (L)	194,520	101,870
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hao Tian Development Group, Ltd. (I)	704,000	33,139
Harbour Centre Development, Ltd.	37,500	70,039
HKR International, Ltd.	393,600	190,254
Hong Kong Aircraft Engineering Company, Ltd.	12,400	167,903
Hong Kong Television Network, Ltd.	31,000	8,259
Hong Kong Television Network, Ltd., ADR	1,717	9,049
Hongkong Chinese, Ltd.	216,000	47,148
Hop Hing Group Holdings, Ltd.	412,000	17,006
Hopewell Holdings, Ltd.	221,000	740,176
Hsin Chong Construction Group, Ltd. (I)	78,000	11,252
Hung Hing Printing Group, Ltd.	76,216	11,502
Hutchison Telecommunications Hong Kong Holdings, Ltd.	434,000	165,690

22

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Hong Kong (continued)

Hybrid Kinetic Group, Ltd. (I)	650,000	$9,140
HyComm Wireless, Ltd. (I)	26,000	2,916
Imagi International Holdings, Ltd. (I)	591,500	6,856
IRC, Ltd. (I)	400,000	41,734
IT, Ltd.	234,808	69,034
Johnson Electric Holdings, Ltd.	530,000	481,248
K Wah International Holdings, Ltd.	477,465	260,463
Keck Seng Investments, Ltd.	1,000	626
King Stone Energy Group, Ltd. (I)	120,000	5,726
Kingston Financial Group, Ltd.	1,860,000	205,860
Kowloon Development Company, Ltd.	135,000	164,961
Lai Sun Development (I)	3,946,333	116,446
Lee's Pharmaceutical Holdings, Ltd.	70,000	66,360
Lifestyle International Holdings, Ltd.	161,000	340,156
Lifestyle Properties Development, Ltd. (I)	8,050	1,692
Lippo China Resources, Ltd.	666,000	21,466
Lippo, Ltd.	31,250	15,559
Liu Chong Hing Investment, Ltd.	60,000	120,678
Luen Thai Holdings, Ltd.	103,000	38,908
Luk Fook Holdings International, Ltd.	104,000	382,507
Lung Kee Holdings, Ltd.	48,000	17,213
Magnificent Estates	438,000	21,158
Man Wah Holdings, Ltd.	94,000	154,688
Melco International Development, Ltd.	277,000	974,678
Midland Holdings, Ltd.	322,000	143,202
Ming Fai International Holdings, Ltd.	41,000	4,916
Ming Fung Jewellery Group, Ltd. (I)	870,000	20,276
Miramar Hotel & Investment Company, Ltd.	8,000	10,375
Mongolia Energy Company, Ltd. (I)	130,000	4,443
National Electronic Holdings, Ltd.	40,000	4,852
Natural Beauty Bio-Technology, Ltd.	230,000	14,542
Neo-Neon Holdings, Ltd. (I)	228,000	54,703
New Times Energy Corp., Ltd. (I)	24,400	2,014
NewOcean Energy Holdings, Ltd.	342,000	230,751
Next Media, Ltd. (I)	144,000	15,394
Norstar Founders Group, Ltd. (I)	168,000	0
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	295,000	13,509
Oriental Watch Holdings, Ltd.	190,000	50,473
Pacific Andes International Holdings, Ltd.	342,870	15,467
Pacific Basin Shipping, Ltd.	632,000	451,723
Pacific Textile Holdings, Ltd.	153,000	237,817
Paliburg Holdings, Ltd.	71,380	23,018
Paradise Entertainment, Ltd. (I)	92,000	49,760
PCCW, Ltd.	687,000	297,119
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	322,000	9,550
Pico Far East Holdings, Ltd.	204,000	65,898
Playmates Holdings, Ltd.	52,000	72,570
PNG Resources Holdings, Ltd.	792,000	10,512
Polytec Asset Holdings, Ltd. (I)	500,000	63,099
Public Financial Holdings, Ltd.	48,000	24,823
PYI Corp., Ltd.	1,100,801	26,380
Regal Hotels International Holdings, Ltd.	195,200	113,230
Richfield Group Holdings, Ltd. (I)	176,000	6,016
Rising Development Holdings (I)	104,000	9,939
SA SA International Holdings, Ltd.	302,000	351,348

23

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Hong Kong (continued)

SEA Holdings, Ltd.	52,000	$29,781
Shenyin Wanguo HK, Ltd.	75,000	28,489
Shougang Concord Technology Holdings (I)	556,000	35,094
Shun Tak Holdings, Ltd.	549,250	326,171
Silver Base Group Holdings, Ltd. (I)(L)	258,000	37,253
Sing Tao News Corp., Ltd.	58,000	8,828
Singamas Container Holdings, Ltd.	670,000	167,447
Sitoy Group Holdings, Ltd.	76,000	45,092
SmarTone Telecommunications Holdings, Ltd.	124,500	138,899
SOCAM Development, Ltd.	116,927	136,491
Solomon Systech International, Ltd. (I)	504,000	24,501
Soundwill Holdings, Ltd.	42,000	80,067
Stella International Holdings, Ltd.	159,500	386,975
Stelux Holdings International, Ltd.	200,000	69,646
Sun Hung Kai & Company, Ltd.	262,318	148,732
Superb Summit International Group, Ltd. (I)	1,183,000	51,128
TAI Cheung Holdings, Ltd.	82,000	62,759
Tan Chong International, Ltd.	63,000	24,514
Tao Heung Holdings, Ltd.	95,000	71,228
Techtronic Industries Company	192,500	515,169
Television Broadcasts, Ltd.	106,600	667,756
Texwinca Holdings, Ltd.	236,000	230,736
The Hongkong & Shanghai Hotels, Ltd.	99,500	145,375
Titan Petrochemicals Group, Ltd. (I)	600,000	19,039
Tongda Group Holdings, Ltd.	1,210,000	66,511
Tradelink Electronic Commerce, Ltd.	138,000	31,185
Transport International Holdings, Ltd.	88,000	197,373
Trinity, Ltd.	352,000	134,339
TSC Offshore Group, Ltd. (I)	135,000	42,832
Tse Sui Luen Jewellery International, Ltd.	34,000	15,438
Tysan Holdings, Ltd.	106,000	38,011
United Laboratories International Holdings, Ltd. (I)(L)	224,500	92,072
Value Partners Group, Ltd.	264,000	174,777
Varitronix International, Ltd.	142,000	149,950
Victory City International Holdings, Ltd.	363,653	57,222
Vitasoy International Holdings, Ltd.	162,000	223,667
VST Holdings Company, Ltd.	204,400	52,724
Wai Kee Holdings, Ltd.	72,000	18,468
Wang On Group, Ltd.	940,000	17,573
Wing Hang Bank, Ltd.	63,500	941,116
Wing On Company International, Ltd.	17,000	48,789
Wing Tai Properties, Ltd.	68,000	42,326
Xinyi Glass Holdings Company, Ltd.	566,000	597,548
YGM Trading, Ltd.	22,000	48,696

India 0.1%		535,744

Vedanta Resources PLC	37,139	535,744

Ireland 1.6%		9,212,684

Aer Lingus Group PLC	25,626	47,112
Beazley PLC	181,281	731,678
C&C Group PLC	62,603	378,056
DCC PLC (Irish Stock Exchange)	26,347	1,245,698
FBD Holdings PLC	9,931	225,946
Glanbia PLC	43,057	621,204
Grafton Group PLC	39,874	406,020

24

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Ireland (continued)

Greencore Group PLC	147,219	$463,110
Henderson Group PLC	332,360	1,164,712
IFG Group PLC (I)	16,014	36,754
Irish Continental Group PLC	3,305	108,189
Kenmare Resources PLC (I)	214,459	69,914
Kingspan Group PLC	38,438	665,641
Paddy Power PLC	6,497	499,364
Smurfit Kappa Group PLC	94,704	2,248,880
UDG Healthcare PLC	58,681	300,406

Isle of Man 0.0%		80,844

Hansard Global PLC	11,952	19,477
Playtech, Ltd.	5,365	61,367

Israel 1.0%		5,759,347

Africa Israel Investments, Ltd. (I)	37,952	78,761
Africa Israel Properties, Ltd. (I)	3,376	54,599
Airport City, Ltd. (I)	7,701	68,240
AL-ROV Israel, Ltd. (I)	722	25,047
Alrov Properties And Lodgings, Ltd. (I)	484	14,090
Amot Investments, Ltd.	15,275	45,624
AudioCodes, Ltd. (I)	2,505	16,214
Avgol Industries 1953, Ltd.	11,336	10,541
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	28,168
Babylon, Ltd.	5,123	11,344
Bayside Land Corp.	184	49,454
Blue Square Real Estate, Ltd.	208	7,356
Cellcom Israel, Ltd.	10,559	142,817
Ceragon Networks, Ltd. (I)	4,174	10,690
Clal Biotechnology Industries, Ltd. (I)	6,202	12,540
Clal Insurance Enterprise Holdings, Ltd.	7,277	143,664
Compugen, Ltd. (I)	6,402	64,989
Delek Automotive Systems, Ltd.	7,899	89,764
Delta Galil Industries, Ltd.	3,158	72,563
Elbit Systems, Ltd.	6,242	345,562
Electra Israel, Ltd.	513	67,685
Evogene, Ltd. (I)	4,508	78,029
EZchip Semiconductor, Ltd. (I)	2,348	56,348
EZchip Semiconductor, Ltd. (U.S. Exchange) (I)	2,588	62,293
First International Bank of Israel, Ltd.	7,634	123,815
Formula Systems, Ltd.	1,691	40,286
Frutarom Industries, Ltd.	12,348	230,858
Gilat Satellite Networks, Ltd. (I)	5,111	22,651
Gilat Satellite Networks, Ltd. (Frankfurt Exchange) (I)	621	2,763
Given Imaging, Ltd. (I)	2,096	48,856
Hadera Paper, Ltd. (I)	503	26,849
Harel Insurance Investments & Financial Services, Ltd.	40,770	234,343
Industrial Buildings Corp.	11,196	19,835
Israel Discount Bank, Ltd. (I)	253,531	513,596
Ituran Location & Control, Ltd.	3,407	67,214
Jerusalem Oil Exploration (I)	3,071	112,808
Kamada, Ltd. (I)	3,846	56,930
Magic Software Enterprises, Ltd.	2,657	17,649
Matrix IT, Ltd.	9,853	51,762
Mazor Robotics, Ltd. (I)	6,469	50,603
Melisron, Ltd.	3,687	93,034

25

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Israel (continued)

Menorah Mivtachim Holdings, Ltd.	10,287	$121,835
Migdal Insurance Holdings, Ltd.	76,702	134,233
Mizrahi Tefahot Bank, Ltd.	7,295	92,309
Naphtha Israel Petroleum Corp., Ltd. (I)	12,717	86,432
NICE Systems, Ltd.	4,166	162,977
NICE Systems, Ltd., ADR	7,622	300,002
Nitsba Holdings 1995, Ltd. (I)	12,427	179,625
Nova Measuring Instruments, Ltd. (I)	8,212	73,622
Oil Refineries, Ltd. (I)	204,443	64,425
Ormat Industries, Ltd.	16,555	117,031
Osem Investments, Ltd.	5,160	118,476
Partner Communications Company, Ltd. (I)	21,885	207,881
Paz Oil Company, Ltd. (I)	1,232	193,562
Perion Network, Ltd. (I)	699	7,034
Plasson Industries, Ltd.	449	15,975
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,722	87,113
Shikun & Binui, Ltd.	53,364	126,506
Shufersal, Ltd.	25,929	101,870
Strauss Group, Ltd.	9,797	179,868
The Phoenix Holdings, Ltd.	23,033	89,259
Tower Semiconductor, Ltd. (I)	3,859	15,825
Union Bank of Israel, Ltd. (I)	2,889	13,253

Italy 3.5%		20,470,775

A2A SpA	441,083	502,409
ACEA SpA	18,335	202,387
Aeroporto di Venezia Marco Polo SpA (L)	5,677	116,712
Alerion Cleanpower SpA	3,853	17,627
Amplifon SpA	35,403	189,908
Ansaldo STS SpA	33,546	363,240
Arnoldo Mondadori Editore SpA (I)	17,499	36,515
Astaldi SpA	17,730	188,465
Autogrill SpA (I)	35,555	295,266
Azimut Holding SpA	35,238	899,488
Banca Finnat Euramerica SpA	10,675	4,319
Banca Generali SpA	13,612	386,742
Banca IFIS SpA	5,519	84,881
Banca Monte dei Paschi di Siena SpA (I)(L)	643,346	163,230
Banca Piccolo Credito Valtellinese Scarl (I)	57,910	114,773
Banca Popolare dell'Emilia Romagna SCRL (I)	89,818	856,444
Banca Popolare dell'Etruria e del Lazio (I)	1,871	1,613
Banca Popolare di Milano SpA (I)	787,891	467,992
Banca Popolare di Sondrio SCRL	48,721	270,806
Banca Profilo SpA	23,984	7,290
Banco di Desio e della Brianza SpA	4,149	12,570
Banco Popolare SC (I)	191,172	361,437
BasicNet SpA (I)	1,902	5,308
Brembo SpA	11,013	287,262
Brunello Cucinelli Spa	7,111	247,724
Buzzi Unicem SpA	27,302	465,806
Cairo Communication SpA	9,146	63,358
Caltagirone Editore SpA (I)	5,211	8,198
Cementir SpA	16,168	82,289
CIR-Compagnie Industriali Riunite SpA (I)	187,652	308,714
Credito Bergamasco SpA	711	15,712
Credito Emiliano SpA	30,822	240,108

26

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Italy (continued)

Danieli & C Officine Meccaniche SpA	4,650	$146,594
Datalogic SpA	2,667	31,005
De' Longhi Clima SpA (I)	18,320	31,310
De'Longhi SpA	16,959	296,276
DeA Capital SpA (I)	4,303	7,645
DiaSorin SpA	6,837	326,672
Ei Towers SpA	2,951	134,368
Engineering Ingegneria Informatica SpA	2,056	111,589
ERG SpA	23,689	314,752
Esprinet SpA	5,551	39,311
Eurotech SpA (I)	3,019	7,472
Falck Renewables SpA (I)	12,963	21,435
Finmeccanica SpA (I)	103,091	746,415
Fondiaria-SAI SpA (I)	162,070	426,562
Gas Plus	265	1,670
Gemina SpA (I)	93,528	230,241
Geox SpA	15,381	52,983
Gruppo Beghelli SpA (I)	11,564	6,438
Gruppo Editoriale L'Espresso SpA (I)	46,761	90,716
Gruppo Mutuionline SpA	889	5,002
Gtech SpA	7,609	233,817
Hera SpA (L)	184,479	411,073
IMMSI SpA (I)	28,561	18,594
Indesit Company SpA	19,346	240,472
Industria Macchine Automatiche SpA	4,695	170,454
Intek Group SpA (I)	26,355	12,118
Interpump SpA	32,223	366,886
Iren SpA	195,043	300,278
Italcementi SpA	27,907	241,874
Italmobiliare SpA (I)	2,729	88,483
Juventus Football Club SpA (I)	144,708	47,335
Landi Renzo SpA (I)	9,280	14,491
MARR SpA	10,396	167,114
Mediaset SpA (I)	159,722	723,552
Mediolanum SpA	34,404	303,961
Milano Assicurazioni SpA (I)	25,516	22,657
Nice SpA	3,458	12,788
Piaggio & C SpA	50,033	164,488
Poltrona Frau SpA (I)	20,920	72,328
Prelios SpA (I)	11,532	9,378
Premafin Finanziaria SpA (I)	26,879	5,633
Prysmian SpA	26,574	693,861
Recordati SpA	29,781	422,700
Reply SpA	1,989	141,884
Sabaf SpA	962	16,671
Safilo Group SpA (I)	13,971	346,451
Saras SpA (I)(L)	52,964	63,976
Snai SpA (I)	2,766	5,589
Societa Iniziative Autostradali e Servizi SpA	23,492	234,073
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	437	21,152
Societa' Cattolica di Assicurazioni SCRL	17,799	470,566
Socotherm SpA (I)	2,703	251
Sogefi SpA	21,868	125,137
SOL SpA	8,923	67,897
Sorin SpA (I)	107,753	304,979
Tod's SpA	2,196	371,784

27

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Italy (continued)

Trevi Finanziaria SpA	17,515	$152,204
Unione di Banche Italiane SCPA	227,157	1,534,758
Unipol Gruppo Finanziario SpA	80,180	401,654
Vianini Lavori SpA	4,074	26,767
Vittoria Assicurazioni SpA	10,447	120,536
World Duty Free SpA (I)	35,555	415,726
Yoox SpA (I)	12,662	535,802
Zignago Vetro SpA	10,467	71,534

Japan 21.8%		126,681,572

A&D Company, Ltd.	5,600	36,462
Accordia Golf Company, Ltd.	32,000	374,111
Achilles Corp.	58,000	83,663
Adastria Holdings Company, Ltd.	5,120	203,523
ADEKA Corp.	30,391	338,380
Aderans Company, Ltd.	7,000	80,298
Advan Company, Ltd.	2,100	24,634
Advanex, Inc.	2,000	2,383
Aeon Fantasy Company, Ltd.	3,900	57,980
AGORA Hospitality Group Company, Ltd. (I)	74,000	42,524
Ahresty Corp.	6,200	49,816
AI Holdings Corp.	12,100	154,272
Aica Kogyo Company, Ltd.	14,700	303,587
Aichi Bank, Ltd.	3,800	178,750
Aichi Corp.	17,100	83,097
Aichi Steel Corp.	37,000	172,899
Aichi Tokei Denki Company, Ltd.	6,000	16,799
Aida Engineering, Ltd.	18,200	188,438
Ain Pharmaciez, Inc.	3,300	152,935
Aiphone Company, Ltd.	6,600	104,773
Airport Facilities Company, Ltd.	8,100	67,084
Aisan Industry Company, Ltd.	8,900	86,310
Aizawa Securities Company, Ltd.	12,700	93,707
Akebono Brake Industry Company, Ltd.	27,400	133,667
Akita Bank, Ltd.	81,000	214,581
Alconix Corp.	500	10,290
Alinco, Inc.	3,800	36,112
Allied Telesis Holdings KK	6,100	5,538
Alpen Company, Ltd.	5,100	93,572
Alpha Corp.	1,000	10,168
Alpha Systems, Inc.	1,120	14,949
Alpine Electronics, Inc.	16,415	225,578
Alps Electric Company, Ltd. (I)	52,800	571,562
Alps Logistics Company, Ltd.	2,000	19,728
Altech Corp.	4,500	46,266
Amano Corp.	19,000	184,711
Amiyaki Tei Company, Ltd.	1,000	35,892
Amuse, Inc.	3,200	60,454
Anest Iwata Corp.	12,000	68,265
Anritsu Corp.	10,297	122,409
AOI Electronics Company, Ltd.	700	9,735
AOKI Holdings, Inc.	5,900	189,658
Aomori Bank, Ltd.	85,000	220,907
Aoyama Trading Company, Ltd.	11,200	301,079
Arakawa Chemical Industries, Ltd.	5,100	45,860
Arata Corp.	14,000	46,205

28

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Araya Industrial Company, Ltd.	21,000	$34,481
Arc Land Sakamoto Company, Ltd. (I)	7,000	105,927
Arcs Company, Ltd.	10,184	191,030
Argo Graphics, Inc.	2,600	42,533
Ariake Japan Company, Ltd.	6,300	152,592
Arisawa Manufacturing Company, Ltd.	11,700	66,009
Artnature, Inc.	1,600	37,773
As One Corp.	5,400	120,615
Asahi Broadcasting Corp.	900	5,815
Asahi Company, Ltd. (I)	5,000	80,733
Asahi Diamond Industrial Company, Ltd.	20,400	187,190
Asahi Holdings, Inc.	7,800	134,159
Asahi Kogyosha Company, Ltd.	2,000	6,987
Asahi Net, Inc.	3,000	14,373
Asahi Organic Chemicals Industry Company, Ltd.	31,000	66,021
ASATSU-DK, Inc.	10,800	265,043
Ashimori Industry Company, Ltd. (I)	14,000	19,427
ASKA Pharmaceutical Company, Ltd.	7,000	54,623
ASKUL Corp.	2,500	75,933
Asunaro Aoki Construction Company, Ltd.	4,000	23,084
Atsugi Company, Ltd.	40,000	45,321
Autobacs Seven Company, Ltd.	19,500	291,838
Avex Group Holdings, Inc.	8,200	179,728
Awa Bank, Ltd.	71,000	360,143
Axell Corp.	3,300	58,205
Axial Retailing, Inc.	4,400	67,937
Azbil Corp.	20,900	477,165
Bando Chemical Industries, Ltd.	29,000	111,615
Bank of Iwate, Ltd.	6,400	315,692
Bank of Kochi, Ltd.	37,000	51,543
Bank of Nagoya, Ltd.	54,000	182,132
Bank of Okinawa, Ltd.	6,188	240,022
Bank of Saga, Ltd.	57,000	121,408
Bank of the Ryukyus, Ltd.	15,900	182,026
Belc Company, Ltd.	3,900	69,992
Belluna Company, Ltd.	16,300	78,532
Benefit One, Inc.	3,000	28,677
Best Bridal, Inc.	3,200	21,320
Best Denki Company, Ltd. (I)	25,700	39,663
BIC Camera, Inc. (L)	222	112,961
Biofermin Pharmaceutical Company, Ltd.	1,500	34,961
Bit-isle, Inc.	4,000	33,289
BML, Inc.	5,200	176,296
Bookoff Corp.	2,100	13,814
Bunka Shutter Company, Ltd.	24,000	140,075
C Uyemura & Company, Ltd.	2,600	111,586
CAC Corp.	4,000	35,901
Calsonic Kansei Corp.	49,000	246,681
Can Do Company, Ltd. (L)	3,300	49,211
Canon Electronics, Inc.	7,100	131,972
Carlit Holdings Company, Ltd. (I)	2,600	12,537
Cawachi, Ltd.	6,700	120,346
Central Glass Company, Ltd.	75,432	251,309
Central Sports Company, Ltd.	1,300	19,183
Chino Corp.	6,000	12,930
Chiyoda Company, Ltd.	7,900	165,917

29

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Chiyoda Integre Company, Ltd. (I)	6,600	$121,283
Chofu Seisakusho Company, Ltd.	2,800	66,813
Chori Company, Ltd.	4,000	45,181
Chubu Shiryo Company, Ltd.	6,800	37,796
Chudenko Corp.	6,700	114,470
Chuetsu Pulp & Paper Company, Ltd.	39,000	72,270
Chugai Mining Company, Ltd. (I)	34,900	10,904
Chugai Ro Company, Ltd.	26,000	64,685
Chugoku Marine Paints, Ltd.	26,000	148,358
Chukyo Bank, Ltd.	42,000	71,798
Chuo Denki Kogyo Company, Ltd. (I)	2,000	7,128
Chuo Gyorui Company, Ltd.	3,000	7,206
Chuo Spring Company, Ltd.	1,000	3,044
CKD Corp.	25,100	242,648
Clarion Company, Ltd. (I)(L)	20,000	26,776
Cleanup Corp.	9,900	84,238
CMIC Company, Ltd.	3,300	38,724
CMK Corp.	13,000	35,449
Coca-Cola Central Japan Company, Ltd.	11,687	233,769
Cocokara Fine Holdings, Inc.	5,030	131,744
Computer Engineering & Consulting, Ltd.	1,500	9,701
COMSYS Holdings Corp.	15,100	213,875
CONEXIO Corp.	4,500	35,567
Corona Corp.	6,300	69,512
Cosel Company, Ltd.	9,800	113,394
Cosmo Oil Company, Ltd. (I)	206,000	380,343
Cosmos Pharmaceutical Corp. (I)	800	85,566
CREATE SD HOLDINGS Company, Ltd.	3,500	128,206
CTI Engineering Company, Ltd.	1,500	13,184
Cybozu, Inc.	45	13,017
Dai Nippon Toryo Company, Ltd.	48,000	82,122
Dai-Dan Company, Ltd.	7,000	37,398
Dai-Ichi Kogyo Seiyaku Company, Ltd.	6,000	14,476
Dai-ichi Seiko Company, Ltd.	1,800	22,279
Daibiru Corp.	13,500	158,421
Daido Kogyo Company, Ltd.	18,000	50,512
Daido Metal Company, Ltd.	11,000	111,650
Daidoh, Ltd.	9,700	59,299
Daifuku Company, Ltd.	28,000	358,824
Daihatsu Diesel Manufacturing Company, Ltd.	9,000	49,717
Daihen Corp.	40,000	176,704
Daiho Corp.	10,000	34,958
Daiichi Jitsugyo Company, Ltd.	17,000	73,089
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	11,563
Daiichikosho Company, Ltd.	11,300	331,585
Daiken Corp.	38,000	100,996
Daiki Aluminium Industry Company, Ltd.	5,000	13,142
Daiki Ataka Engineering Company, Ltd.	3,000	14,258
Daikoku Denki Company, Ltd.	2,700	55,769
Daikokutenbussan Company, Ltd. (I)	1,500	40,602
Daikyo, Inc.	100,144	273,146
Dainichi Company, Ltd.	2,100	16,732
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	25,000	106,468
Daio Paper Corp.	31,000	257,276
Daisan Bank, Ltd.	64,000	107,545
Daiseki Company, Ltd.	6,200	116,740

30

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Daishi Bank, Ltd.	113,000	$393,251
Daishinku Corp.	14,000	52,798
Daiso Company, Ltd.	27,000	79,111
Daisyo Corp.	2,100	26,354
Daito Bank, Ltd.	35,000	35,894
Daito Pharmaceutical Company, Ltd.	3,500	47,512
Daiwa Industries, Ltd.	5,000	36,634
Daiwabo Holdings Company, Ltd.	91,000	178,693
DC Company, Ltd.	3,500	22,951
DCM Holdings Company, Ltd.	26,120	177,663
Denki Kagaku Kogyo KK	136,000	582,285
Denki Kogyo Company, Ltd.	12,000	82,074
Denyo Company, Ltd.	7,400	93,804
Descente, Ltd.	20,000	141,630
Doshisha Company, Ltd.	9,400	132,176
Doutor Nichires Holdings Company, Ltd.	8,893	146,565
Dr. Ci:Labo Company, Ltd. (I)	26	89,177
Dream Incubator, Inc. (I)	12	20,644
DTS Corp.	8,800	160,879
Dunlop Sports Company, Ltd.	4,800	59,131
Duskin Company, Ltd.	15,100	293,207
Dydo Drinco, Inc.	1,500	63,884
Dynic Corp.	1,000	1,766
Eagle Industry Company, Ltd.	9,000	154,305
Earth Chemical Company, Ltd.	500	17,916
Ebara Corp.	29,000	178,060
Ebara Jitsugyo Company, Ltd.	3,300	44,209
EDION Corp.	29,100	169,426
Ehime Bank, Ltd.	71,253	165,659
Eidai Company, Ltd.	8,000	41,795
Eighteenth Bank, Ltd.	70,000	161,835
Eiken Chemical Company, Ltd.	4,100	78,780
Eizo Corp.	7,200	189,256
Elecom Company, Ltd.	1,400	18,222
Elematec Corp.	3,300	53,927
Emori & Company, Ltd.	2,000	42,302
en-japan, Inc. (I)	100	2,064
Endo Lighting Corp.	1,100	23,360
Enplas Corp.	300	19,795
Enshu, Ltd. (I)	34,000	52,379
EPS Company, Ltd.	48	53,538
Espec Corp.	9,700	76,634
Excel Company, Ltd.	1,600	18,167
Exedy Corp.	9,500	299,041
Ezaki Glico Company, Ltd.	21,000	240,045
F-Tech, Inc.	3,500	54,690
Faith, Inc.	510	5,640
Falco Biosystems, Ltd.	1,800	21,770
Fancl Corp.	14,700	163,780
FCC Company, Ltd.	10,400	216,655
Ferrotec Corp.	13,300	70,301
Fidea Holdings Company, Ltd.	47,006	90,500
Fields Corp.	4,500	77,584
First Juken Company, Ltd.	200	2,873
Foster Electric Company, Ltd.	7,400	145,311
FP Corp.	4,000	293,380

31

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

France Bed Holdings Company, Ltd.	43,000	$83,012
Fudo Tetra Corp. (I)	69,500	120,912
Fuji Company, Ltd.	6,200	106,415
Fuji Corp., Ltd.	13,000	85,344
Fuji Electronics Company, Ltd.	2,300	29,941
Fuji Kiko Company, Ltd.	4,000	13,042
Fuji Kosan Company, Ltd.	1,100	7,231
Fuji Oil Company, Ltd	12,000	38,424
Fuji Oil Company, Ltd.	20,000	323,507
Fuji Pharma Company, Ltd.	4,000	68,427
Fuji Seal International, Inc.	6,500	211,179
Fuji Soft, Inc.	6,200	135,511
Fujibo Holdings, Inc.	40,000	79,718
Fujicco Company, Ltd.	8,000	92,346
Fujikura Kasei Company, Ltd.	8,500	45,170
Fujikura, Ltd.	121,000	568,923
Fujimi, Inc. (I)	7,500	94,540
Fujimori Kogyo Company, Ltd.	4,100	100,881
Fujisash Company, Ltd. (I)	22,400	50,133
Fujitec Company, Ltd.	23,000	286,085
Fujitsu Frontech, Ltd.	2,000	19,019
Fujitsu General, Ltd.	18,000	206,643
Fujiya Company, Ltd.	47,000	91,742
Fukoku Company, Ltd.	800	7,202
Fukuda Corp.	4,000	18,686
Fukui Bank, Ltd.	96,188	229,062
Fukushima Bank, Ltd.	88,000	73,953
Fukushima Industries Corp.	4,600	71,783
Fukuyama Transporting Company, Ltd.	46,000	275,222
Funai Consulting Company, Ltd.	9,600	77,425
Funai Electric Company, Ltd.	3,500	40,992
Furukawa Battery Company, Ltd.	3,000	16,502
Furukawa Company, Ltd.	90,000	183,899
Furukawa Electric Company, Ltd.	199,000	470,482
Furukawa-Sky Aluminum Corp. (I)	59,718	195,641
Furuno Electric Company, Ltd.	7,400	49,085
Furusato Industries, Ltd.	400	4,563
Furuya Metal Company, Ltd.	1,400	32,667
Fuso Pharmaceutical Industries, Ltd.	26,000	86,735
Futaba Corp.	5,657	70,680
Futaba Industrial Company, Ltd. (I)	19,900	72,745
Future System Consulting Corp.	1,900	10,156
Fuyo General Lease Company, Ltd.	3,700	148,409
G-Tekt Corp.	3,400	116,277
Gakken Company, Ltd.	18,000	54,269
Gecoss Corp.	4,000	31,314
Geo Holdings Corp.	15,400	137,257
GLOBERIDE, Inc.	29,000	47,607
Glory, Ltd.	17,100	463,299
GMO Payment Gateway, Inc.	1,300	54,254
Godo Steel, Ltd.	46,000	81,850
Goldcrest Company, Ltd.	6,470	165,489
Goldwin, Inc.	9,000	42,612
Gourmet Kineya Company, Ltd.	3,000	19,817
Gree, Inc. (L)	9,000	82,176
GSI Creos Corp.	11,000	17,316

32

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Gulliver International Company, Ltd.	13,000	$76,526
Gun-Ei Chemical Industry Company, Ltd. (L)	18,000	86,873
Gunze, Ltd.	69,000	177,246
Gurunavi, Inc.	3,400	83,754
H-One Company, Ltd.	3,400	30,748
Hagihara Industries, Inc.	600	7,820
Hakuto Company, Ltd.	5,400	53,062
Hakuyosha Company, Ltd.	2,000	4,761
Hamakyorex Company, Ltd.	3,700	101,219
Hanwa Company, Ltd.	61,000	294,555
Happinet Corp.	6,200	48,734
Hard Off Corporation Company, Ltd.	1,300	10,187
Harima Chemicals, Inc.	900	4,108
Haruyama Trading Company, Ltd.	2,700	18,514
Haseko Corp. (I)	18,100	135,390
Hazama Corp.	54,400	179,607
Heiwa Corp.	2,400	38,802
Heiwa Real Estate Company, Ltd.	11,300	199,578
Heiwado Company, Ltd.	11,100	163,004
Hi-lex Corp.	6,900	150,833
Hibiya Engineering, Ltd.	8,300	96,413
Hiday Hidaka Corp.	3,200	64,397
Higashi Nihon House Company Ltd.	16,000	82,417
Higashi-Nippon Bank, Ltd.	41,000	92,127
Higo Bank, Ltd.	59,000	332,773
Himaraya Company, Ltd.	600	7,552
Hioki Ee Corp.	2,600	35,315
Hiramatsu, Inc.	3,300	20,092
HIS Company, Ltd.	3,300	178,541
Hisaka Works, Ltd. (I)	4,000	36,844
Hitachi Koki Company, Ltd.	19,500	140,621
Hitachi Kokusai Electric, Inc.	6,000	78,409
Hitachi Medical Corp.	7,000	122,963
Hitachi Metals, Ltd.	8,960	127,373
Hitachi Transport System, Ltd.	800	12,721
Hitachi Zosen Corp.	44,200	347,368
Hodogaya Chemical Company, Ltd.	25,000	56,907
Hogy Medical Company, Ltd.	3,600	189,636
Hokkaido Gas Company, Ltd.	19,000	50,088
Hokkan Holdings, Ltd.	17,000	56,133
Hokuetsu Bank, Ltd.	86,000	172,879
Hokuetsu Paper Mills, Ltd.	44,000	208,115
Hokuriku Electric Industry Company, Ltd.	25,000	32,737
Hokuto Corp.	8,800	167,943
Honeys Company, Ltd.	6,460	67,759
Hoosiers Holdings Company, Ltd.	4,100	29,911
Horiba, Ltd.	11,292	402,996
Hoshizaki Electric Company, Ltd.	1,900	65,533
Hosiden Corp.	27,700	149,633
Hosokawa Micron Corp.	12,000	77,303
House Food Corp.	11,100	169,488
Howa Machinery, Ltd.	3,100	27,845
Hyakujushi Bank, Ltd.	82,000	302,097
I-Net Corp.	600	4,354
IBJ Leasing Company, Ltd.	2,900	85,188
Ichibanya Company, Ltd.	1,200	46,833

33

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Ichikoh Industries, Ltd. (I)	7,000	$11,492
Ichinen Holdings Company, Ltd.	7,500	55,455
ICOM, Inc.	1,000	23,234
IDEC Corp.	11,800	99,582
Ihara Chemical Industry Company, Ltd.	18,000	139,514
Iida Group Holdings Company, Ltd. (I)	25,522	513,454
Iino Kaiun Kaisha, Ltd.	27,700	172,801
IJT Technology Holdings Company, Ltd. (I)	2,360	12,440
Imasen Electric Industrial	4,700	70,240
Imperial Hotel, Ltd.	2,300	49,489
Inaba Denki Sangyo Company, Ltd.	7,600	228,748
Inaba Seisakusho Company, Ltd.	1,900	23,753
Inabata & Company, Ltd.	19,000	206,858
Inageya Company, Ltd.	8,600	83,124
Ines Corp.	12,700	80,744
Infocom Corp.	4,400	39,111
Information Services International-Dentsu, Ltd.	5,900	67,881
Innotech Corp.	7,900	38,056
Intage, Inc.	5,800	71,617
Internet Initiative Japan, Inc. (I)	5,000	147,778
Inui Steamship Company, Ltd. (I)	11,400	43,485
Inui Warehouse Company, Ltd.	700	6,968
Iriso Electronics Company, Ltd.	4,200	192,233
Ise Chemical Corp.	3,000	25,134
Iseki & Company, Ltd.	54,000	168,386
Ishihara Sangyo Kaisha, Ltd. (I)	161,000	156,889
Ishii Iron Works Company, Ltd.	16,000	50,120
IT Holdings Corp.	26,400	400,369
Itfor, Inc.	11,000	45,569
Itochu Enex Company, Ltd.	24,800	132,308
Itochu-Shokuhin Company, Ltd.	1,700	55,244
Itoham Foods, Inc.	57,000	245,454
Itoki Corpitoki Corp.	13,500	79,075
Iwai Securities Company, Ltd.	8,900	122,948
Iwasaki Electric Company, Ltd. (I)	34,000	73,418
Iwatani International Corp.	62,000	342,874
Iwatsu Electric Company, Ltd.	55,000	54,291
Izumiya Company, Ltd.	21,773	97,425
Izutsuya Company, Ltd. (I)	17,000	14,584
J-Oil Mills, Inc.	35,000	95,721
Jalux, Inc.	1,500	16,885
Jamco Corp.	3,000	43,236
Janome Sewing Machine Company, Ltd. (I)	97,000	79,603
Japan Airport Terminal Company, Ltd.	11,300	252,923
Japan Aviation Electronics Industry, Ltd.	19,000	213,741
Japan Communications, Inc. (I)	73	7,678
Japan Digital Laboratory Company, Ltd.	10,400	139,094
Japan Exchange Group, Inc.	1,000	26,742
Japan Pulp & Paper Company, Ltd.	38,000	115,780
Japan Radio Company, Ltd. (I)	29,000	106,518
Japan Transcity Corp., Ltd.	12,000	39,972
Japan Vilene Company, Ltd.	13,000	73,540
Japan Wool Textile Company, Ltd.	23,000	170,398
Jastec Company, Ltd.	2,100	16,161
JBCC Holdings, Inc.	8,400	64,262
Jcu Corp.	500	24,427

34

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

JK Holdings Company, Ltd.	3,600	$21,627
JMS Company, Ltd.	7,000	20,490
Joban Kosan Company, Ltd. (I)	20,000	31,788
Joshin Denki Company, Ltd.	13,000	99,032
Jowa Holdings Company, Ltd.	3,000	83,919
JSP Corp.	8,000	121,668
Juroku Bank, Ltd.	109,000	412,271
Justsystems Corp. (I)	16,400	160,386
JVC Kenwood Corp.	46,428	86,655
K's Holding Corp.	2,400	78,455
Kabuki-Za Company, Ltd.	1,000	47,344
Kadokawa Holdings, Inc. (L)	5,700	196,300
Kaga Electronics Company, Ltd.	8,000	87,485
Kagoshima Bank, Ltd.	53,000	340,452
Kaken Pharmaceutical Company, Ltd.	22,000	333,321
Kakiyasu Honten Company, Ltd.	2,100	28,231
Kameda Seika Company, Ltd.	4,600	125,046
Kamei Corp.	9,500	70,996
Kanaden Corp.	4,000	27,349
Kanagawa Chuo Kotsu Company, Ltd.	14,000	70,266
Kanamoto Company, Ltd.	8,000	199,113
Kandenko Company, Ltd.	37,000	211,189
Kanematsu Corp.	142,000	220,688
Kanematsu Electronics, Ltd.	4,200	51,971
Kansai Super Market, Ltd.	2,400	21,523
Kansai Urban Banking Corp.	88,000	102,331
Kanto Denka Kogyo Company, Ltd. (I)	16,000	40,217
Kanto Natural Gas Development, Ltd.	12,000	87,425
Kasai Kogyo Company, Ltd.	10,000	61,826
Kasumi Company, Ltd.	13,200	81,777
Katakura Industries Company, Ltd.	7,800	93,412
Kato Sangyo Company, Ltd.	6,300	118,234
Kato Works Company, Ltd.	20,000	125,090
KAWADA TECHNOLOGIES, Inc.	1,000	25,751
Kawai Musical Instruments Manufacturing Company, Ltd.	34,000	62,753
Kawasaki Kisen Kaisha, Ltd.	155,000	368,142
Kawasumi Laboratories, Inc.	2,000	11,556
Kayaba Industry Company, Ltd.	43,000	260,122
Keihanshin Real Estate Company, Ltd.	11,900	64,046
Keihin Company, Ltd.	10,000	17,889
Keihin Corp.	15,800	262,081
Keiyo Bank, Ltd.	84,000	417,882
Keiyo Company, Ltd.	9,600	43,297
Kenko Mayonnaise Company, Ltd.	200	1,716
Kentucky Fried Chicken Japan, Ltd.	1,000	20,476
KEY Coffee, Inc.	6,300	96,724
Kimoto Company, Ltd. (I)	6,700	60,321
King Jim Company, Ltd.	3,700	25,057
Kinki Sharyo Company, Ltd.	12,000	35,277
Kintetsu World Express, Inc.	2,800	109,288
Kinugawa Rubber Industrial Company, Ltd.	16,000	81,727
Kisoji Company, Ltd.	3,600	64,154
Kissei Pharmaceutical Company, Ltd.	5,100	116,290
Kita-Nippon Bank, Ltd.	2,100	51,933
Kitagawa Iron Works Company, Ltd.	39,000	76,213
Kitano Construction Corp.	8,000	17,621

35

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Kito Corp.	3,800	$67,513
Kitz Corp.	33,700	139,576
KLab, Inc. (I)	4,200	31,387
Koa Corp.	12,700	129,570
Koatsu Gas Kogyo Company, Ltd.	9,000	48,395
Kohnan Shoji Company, Ltd.	10,400	107,871
Kohsoku Corp.	3,200	28,517
Koike Sanso Kogyo Company, Ltd.	5,000	10,450
Kojima Company, Ltd. (I)	4,900	13,543
Kokusai Company, Ltd.	500	5,263
Kokuyo Company, Ltd.	26,973	201,839
Komaihaltec, Inc.	6,000	19,056
Komatsu Seiren Company, Ltd.	4,000	20,479
Komatsu Wall Industry Company, Ltd.	1,200	24,221
Komeri Company, Ltd.	8,900	225,109
Komori Corp.	9,724	152,482
Konaka Company, Ltd.	6,300	57,126
Kondotec, Inc.	6,100	43,196
Konishi Company, Ltd.	5,200	102,712
Kosaido Company, Ltd. (I)	2,300	13,202
Kose Corp.	8,900	284,338
Koshidaka Holdings Company, Ltd.	1,200	35,615
Kotobuki Spirits Company, Ltd.	1,300	18,125
Krosaki Harima Corp.	9,000	23,723
Kumiai Chemical Industry Company, Ltd.	17,000	119,785
Kura Corp.	3,300	52,142
Kurabo Industries, Ltd.	77,000	135,407
Kureha Corp.	48,000	210,599
Kurimoto, Ltd.	40,000	99,682
Kuroda Electric Company, Ltd.	13,400	200,878
Kusuri No Aoki Company, Ltd.	500	25,761
Kyodo Printing Company, Ltd.	30,000	81,773
Kyodo Shiryo Company, Ltd.	18,000	20,223
Kyoei Steel, Ltd.	6,000	123,585
Kyoei Tanker Company, Ltd. (I)	5,000	12,076
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,600	131,210
Kyokuto Securities Company, Ltd. (I)	3,600	66,106
Kyokuyo Company, Ltd.	28,000	72,221
Kyorin Company, Ltd.	12,700	262,564
Kyoritsu Maintenance Company, Ltd.	3,200	122,877
Kyosan Electric Manufacturing Company, Ltd.	15,000	48,652
Kyoto Kimono Yuzen Company, Ltd.	1,700	17,498
Kyowa Exeo Corp.	25,700	310,714
Kyowa Leather Cloth Company, Ltd.	200	904
Kyudenko Corp.	14,000	85,625
LAC Company, Ltd.	4,100	23,718
Land Business Company, Ltd.	7,800	34,092
Lasertec Corp.	4,800	44,988
LEC, Inc.	1,000	12,024
Life Corp.	6,200	97,158
Lintec Corp.	15,200	279,398
Look, Inc.	7,000	19,595
Macnica, Inc.	4,000	109,525
Macromill, Inc.	6,800	42,063
Maeda Corp.	42,000	265,662
Maeda Road Construction Company, Ltd.	20,000	307,672

36

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Maezawa Kasei Industries Company, Ltd.	2,000	$20,429
Maezawa Kyuso Industries Company, Ltd.	2,500	30,980
Makino Milling Machine Company, Ltd.	34,575	282,667
Mamiya-Op Company, Ltd.	9,000	23,586
Mandom Corp.	4,870	155,799
Mani, Inc.	400	14,512
Mars Engineering Corp.	3,500	66,398
Marubun Corp.	2,200	10,962
Marudai Food Company, Ltd.	33,000	97,923
Maruei Department Store Company, Ltd. (I)(L)	7,000	17,717
Maruetsu, Inc.	7,000	22,745
Maruha Nichiro Holdings, Inc.	113,815	207,918
Maruka Machinery Company, Ltd.	1,000	13,855
Marusan Securities Company, Ltd.	22,961	189,004
Maruwa Company, Ltd.	2,800	84,357
Maruyama Manufacturing Company, Inc.	17,000	46,690
Maruzen Showa Unyu Company, Ltd.	15,000	53,626
Marvelous AQL, Inc.	11,100	75,851
Matsuda Sangyo Company, Ltd.	5,520	75,505
Matsui Securities Company, Ltd.	5,400	62,120
Matsumotokiyoshi Holdings Company, Ltd.	9,800	299,650
Matsuya Foods Company, Ltd.	2,100	33,768
Max Company, Ltd.	11,000	117,561
Maxvalu Tokai Company, Ltd.	2,000	27,646
MEC Company, Ltd.	9,500	52,351
Medical System Network Company, Ltd.	1,400	5,941
Megachips Corp.	7,400	108,886
Megmilk Snow Brand Company, Ltd.	13,400	170,416
Meidensha Corp.	54,086	206,289
Meiji Shipping Company, Ltd.	3,900	17,430
Meiko Electronics Company, Ltd.	1,400	12,631
Meiko Network Japan Company, Ltd.	2,100	21,683
Meisei Industrial Company, Ltd.	15,000	61,089
Meitec Corp.	4,900	138,147
Meito Sangyo Company, Ltd.	1,500	15,293
Meiwa Corp.	4,000	13,836
Meiwa Estate Company, Ltd. (I)	3,300	16,612
Melco Holdings, Inc. (I)(L)	4,900	60,727
Message Company, Ltd.	5,300	164,905
Michinoku Bank, Ltd.	53,000	108,712
Micronics Japan Company, Ltd.	2,500	29,020
Mikuni Corp.	1,000	3,760
Milbon Company, Ltd.	1,800	74,809
Mimasu Semiconductor Industry Company, Ltd.	5,700	50,738
Minato Bank, Ltd.	59,000	100,280
Minebea Company, Ltd.	108,000	763,626
Ministop Company, Ltd.	5,600	85,034
Miraial Company, Ltd.	1,500	23,347
Mirait Holdings Corp.	18,580	157,634
Misawa Homes Company, Ltd.	7,300	110,968
Mitani Corp.	5,500	118,402
Mitani Sekisan Company, Ltd.	3,800	53,639
Mito Securities Company, Ltd.	18,000	87,174
Mitsuba Corp.	11,000	183,957
Mitsubishi Kakoki Kaisha, Ltd. (I)	11,000	19,629
Mitsubishi Paper Mills, Ltd. (I)	105,387	93,697

37

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Mitsubishi Pencil Company, Ltd.	5,400	$128,825
Mitsubishi Research Institute, Inc.	2,600	53,020
Mitsubishi Shokuhin Company, Ltd.	3,800	99,223
Mitsubishi Steel Manufacturing Company, Ltd.	53,000	143,996
Mitsuboshi Belting Company, Ltd.	20,000	116,071
Mitsui Engineering & Shipbuilding Company, Ltd.	229,000	470,012
Mitsui High-Tec, Inc.	7,900	56,231
Mitsui Home Company, Ltd.	9,000	43,384
Mitsui Knowledge Industry Company, Ltd.	10,400	15,438
Mitsui Matsushima Company, Ltd.	57,000	90,238
Mitsui Mining & Smelting Company, Ltd.	194,000	557,502
Mitsui Sugar Company, Ltd.	30,000	108,462
Mitsui-Soko Company, Ltd.	27,000	131,772
Mitsumi Electric Company, Ltd. (I)	32,500	294,005
Mitsumura Printing Company, Ltd.	4,000	10,616
Mitsuuroko Holdings Company, Ltd.	16,100	81,782
Miura Company, Ltd.	9,300	238,838
Miyaji Engineering Group, Inc. (I)	11,000	30,216
Miyazaki Bank, Ltd.	67,000	189,224
Miyoshi Oil & Fat Company, Ltd.	15,000	23,257
Mizuno Corp. (L)	27,000	141,199
Mochida Pharmaceutical Company, Ltd.	3,600	215,868
Modec, Inc.	4,400	129,198
Monex Group, Inc.	9,200	37,258
Mori Seiki Company, Ltd.	27,400	454,290
Morinaga & Company, Ltd.	70,000	142,889
Morinaga Milk Industry Company, Ltd.	61,000	176,936
Morita Corp.	18,000	155,700
Morozoff, Ltd.	1,000	3,016
Mory Industries, Inc.	7,000	29,266
MOS Food Services, Inc.	7,400	139,766
Moshi Moshi Hotline, Inc.	14,500	155,651
Mr. Max Corp.	3,200	10,251
Murakami Corp.	3,000	41,503
Musashi Seimitsu Industry Company, Ltd.	6,100	133,223
Musashino Bank, Ltd.	10,900	379,345
Mutoh Holdings Company, Ltd.	5,000	23,033
NAC Company, Ltd.	3,400	52,549
Nachi-Fujikoshi Corp.	29,000	148,023
Nafco Company, Ltd.	3,900	55,426
Nagaileben Company, Ltd.	2,300	36,043
Nagano Bank, Ltd.	25,000	43,475
Nagano Keiki Company, Ltd.	700	4,760
Nagatanien Company, Ltd.	9,000	77,086
Nagawa Company, Ltd.	400	7,811
Nakabayashi Company, Ltd.	8,000	16,252
Nakamuraya Company, Ltd.	13,000	50,104
Nakanishi, Inc.	400	55,395
Nakayama Steel Works, Ltd. (I)	11,000	10,745
Nakayamafuku Company, Ltd.	2,500	18,533
Namura Shipbuilding Company, Ltd.	12,400	160,591
Natori Company, Ltd.	600	5,782
NEC Fielding, Ltd.	5,900	66,718
NEC Leasing, Ltd.	2,000	59,265
NEC Networks & System Integration Corp.	7,700	187,903
NET One Systems Company, Ltd.	29,600	179,545

38

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Neturen Company, Ltd.	11,400	$95,967
New Japan Chemical Company, Ltd. (I)	3,500	9,744
Nice Holdings, Inc.	34,000	89,415
Nichi-iko Pharmaceutical Company, Ltd. (L)	9,000	178,293
Nichia Steel Works, Ltd.	4,000	13,946
Nichias Corp.	28,000	198,440
Nichiban Company, Ltd.	4,000	14,841
Nichicon Corp.	15,673	148,847
Nichiden Corp.	2,300	50,664
Nichiha Corp.	8,800	132,961
Nichii Gakkan Company, Ltd.	13,000	109,335
Nichimo Company, Ltd.	7,000	13,248
NICHIREI Corp.	77,000	407,865
Nichireki Company, Ltd.	8,000	79,791
Nidec Copal Electronics Corp.	3,000	17,333
Nidec Corp.	566	54,723
Nifco, Inc.	13,704	360,228
NIFTY Corp.	900	10,584
Nihon Chouzai Company, Ltd.	90	2,453
Nihon Dempa Kogyo Company, Ltd.	6,100	52,623
Nihon Eslead Corp.	2,000	21,269
Nihon Kohden Corp.	8,900	330,892
Nihon M&A Center, Inc. (I)	2,200	146,249
Nihon Nohyaku Company, Ltd.	15,000	192,560
Nihon Parkerizing Company, Ltd.	14,000	288,121
Nihon Unisys, Ltd.	17,100	147,066
Nihon Yamamura Glass Company, Ltd.	40,000	71,509
Nikkiso Company, Ltd.	17,000	217,735
Nikko Company, Ltd.	5,000	24,724
Nippo Corp.	12,000	190,978
Nippon Beet Sugar Manufacturing Company, Ltd.	34,000	61,741
Nippon Carbon Company, Ltd.	45,000	85,763
Nippon Ceramic Company, Ltd.	2,900	44,903
Nippon Chemi-Con Corp. (I)	47,271	176,618
Nippon Chemical Industrial Company, Ltd. (I)	17,000	23,922
Nippon Chemiphar Company, Ltd.	7,000	32,096
Nippon Coke & Engineering Company, Ltd.	83,500	107,678
Nippon Columbia Company, Ltd. (I)	1,450	8,914
Nippon Concrete Industries Company, Ltd.	4,000	20,156
Nippon Denko Company, Ltd.	36,000	104,506
Nippon Densetsu Kogyo Company, Ltd.	11,000	133,390
Nippon Denwa Shisetsu Company, Ltd.	11,000	30,596
Nippon Felt Company, Ltd.	2,700	11,914
Nippon Filcon Company, Ltd.	3,100	13,655
Nippon Fine Chemical Company, Ltd.	3,000	19,670
Nippon Flour Mills Company, Ltd.	35,000	166,900
Nippon Formula Feed Manufacturing Company, Ltd.	6,000	7,372
Nippon Gas Company, Ltd.	8,200	86,565
Nippon Hume Corp.	5,000	44,757
Nippon Jogesuido Sekkei Company, Ltd.	300	3,865
Nippon Kanzai Company, Ltd.	800	15,527
Nippon Kasei Chemical Company, Ltd.	5,000	6,986
Nippon Kinzoku Company, Ltd. (I)	4,000	5,318
Nippon Kodoshi Corp.	300	3,015
Nippon Koei Company, Ltd.	26,000	106,102
Nippon Konpo Unyu Soko Company, Ltd.	17,300	301,587

39

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Nippon Koshuha Steel Company, Ltd. (I)	9,000	$9,848
Nippon Light Metal Holdings Company, Ltd.	174,200	228,141
Nippon Parking Development Company, Ltd.	293	21,699
Nippon Pillar Packing Company, Ltd.	5,000	33,378
Nippon Piston Ring Company, Ltd.	24,000	44,704
Nippon Rietec Company, Ltd.	3,000	21,681
Nippon Road Company, Ltd.	21,000	115,225
Nippon Seiki Company, Ltd.	14,000	238,205
Nippon Seisen Company, Ltd.	6,000	27,318
Nippon Sharyo, Ltd.	23,000	116,478
Nippon Sheet Glass Company, Ltd. (I)	298,000	352,394
Nippon Shinyaku Company, Ltd.	14,000	254,007
Nippon Signal Company, Ltd.	17,100	122,813
Nippon Soda Company, Ltd.	46,000	297,755
Nippon Steel & Sumitomo Metal Corp.	15,375	49,918
Nippon Steel Trading Company., Ltd.	36,680	135,506
Nippon Suisan Kaisha, Ltd. (I)	108,965	239,075
Nippon Synthetic Chemical Industry Company, Ltd.	17,000	154,069
Nippon Thompson Company, Ltd.	27,000	134,706
Nippon Valqua Industries, Ltd.	34,000	91,963
Nippon Yusoki Company, Ltd.	5,000	30,959
Nipro Corp. (L)	24,700	223,979
Nishi-Nippon Railroad Company, Ltd.	129,000	482,526
Nishikawa Rubber Company, Ltd.	4,000	70,377
Nishimatsu Construction Company, Ltd.	66,000	202,651
Nishimatsuya Chain Company, Ltd.	17,300	137,956
Nishio Rent All Company, Ltd.	4,500	113,615
Nissan Shatai Company, Ltd.	14,277	217,281
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	24,113
Nissei ASB Machine Company, Ltd.	2,300	41,945
Nissei Corp.	1,100	9,621
Nissei Plastic Industrial Company, Ltd.	2,300	14,454
Nissen Holdings Company, Ltd.	5,400	16,964
Nisshin Fudosan Company, Ltd.	15,600	63,586
Nisshin Oillio Group, Ltd.	34,000	106,927
Nisshin Steel Holdings Comapny, Ltd.	26,896	333,829
Nisshinbo Holdings, Inc.	48,000	438,225
Nissin Corp.	21,000	59,506
Nissin Electric Company, Ltd.	15,000	90,017
Nissin Kogyo Company, Ltd.	12,000	240,364
Nissin Sugar Holdings Company, Ltd.	500	10,506
Nissui Pharmaceutical Company, Ltd.	2,700	28,874
Nitta Corp.	6,900	150,388
Nittan Valve Company, Ltd.	4,000	12,462
Nittetsu Mining Company, Ltd.	22,000	116,265
Nitto Boseki Company, Ltd.	58,229	302,844
Nitto FC Company, Ltd.	1,000	5,925
Nitto Kogyo Corp.	7,200	112,419
Nitto Kohki Company, Ltd.	3,500	63,486
Nitto Seiko Company, Ltd.	4,000	12,933
Nittoc Construction Company, Ltd.	20,400	80,145
Nittoku Engineering Company, Ltd.	3,800	37,681
Noevir Holdings Company, Ltd.	6,500	118,738
NOF Corp.	44,000	301,871
Nohmi Bosai, Ltd.	10,000	98,372
Nomura Company, Ltd.	8,000	68,818

40

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Noritake Company, Ltd.	41,000	$107,307
Noritsu Koki Company, Ltd.	2,000	13,180
Noritz Corp.	8,700	188,546
North Pacific Bank, Ltd.	114,500	437,553
NS Solutions Corp.	5,300	121,300
NS United Shinwa Kaiun Kaisha, Ltd. (I)	24,000	73,011
NSD Company, Ltd.	12,215	144,751
NTN Corp. (I)	131,000	595,672
Nuflare Technology, Inc.	1,000	124,186
Obara Group, Inc.	2,400	70,957
Obayashi Road Corp.	18,000	102,308
OBIC Business Consultants, Ltd.	2,300	75,844
Odelic Company, Ltd.	1,000	32,403
Oenon Holdings, Inc.	28,000	69,495
Ogaki Kyoritsu Bank, Ltd.	109,000	299,308
Ohara, Inc.	2,000	12,179
Ohashi Technica, Inc.	900	8,546
Ohsho Food Service Corp.	3,600	112,924
Oiles Corp.	7,227	151,453
Oita Bank, Ltd.	59,000	208,100
Okabe Company, Ltd.	12,400	154,650
Okamoto Industries, Inc.	22,000	68,755
Okamura Corp.	18,000	149,346
Okasan Holdings, Inc.	20,000	189,798
Okinawa Cellular Telephone Company	4,700	117,600
Okinawa Electric Power Company, Inc.	4,700	156,565
OKK Corp.	48,000	68,808
OKUMA Corp.	46,382	480,701
Okumura Corp.	54,000	238,670
Okura Industrial Company, Ltd.	19,000	66,971
Okuwa Company, Ltd.	7,000	62,673
Olympic Corp.	1,000	7,471
ONO Sokki Company, Ltd.	4,000	16,910
Onoken Company, Ltd.	4,600	59,817
Onward Holdings Company, Ltd.	42,000	336,980
Opt Inc	3,900	41,533
Optex Company, Ltd.	3,700	61,463
Organo Corp.	20,000	91,152
Origin Electric Company, Ltd.	7,000	22,768
Osaka Organic Chemical Industry, Ltd.	3,200	13,849
Osaka Steel Company, Ltd.	4,300	76,752
OSAKA Titanium Technologies Company	6,400	123,567
Osaki Electric Company, Ltd.	9,000	47,911
OSG Corp.	20,000	317,081
Otsuka Kagu, Ltd.	2,100	21,902
Oyo Corp.	5,900	96,773
Pacific Industrial Company, Ltd.	14,100	96,335
Pacific Metals Company, Ltd.	48,000	185,546
Pal Company, Ltd.	1,900	51,561
Paltac Corp.	11,400	153,719
PanaHome Corp.	27,000	190,723
Panasonic Electric Works SUNX Company, Ltd.	6,100	28,599
Panasonic Information Systems	800	25,161
Paramount Bed Holdings Company, Ltd.	5,600	188,203
Parco Company, Ltd.	5,800	53,211
Paris Miki, Inc.	6,300	28,430

41

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Pasco Corp.	4,000	$20,273
Pasona Group, Inc.	7,800	61,556
Penta-Ocean Construction Company, Ltd.	98,000	310,310
Pigeon Corp.	5,862	280,964
Pilot Corp.	3,700	133,674
Piolax, Inc.	3,400	117,779
Pioneer Corp. (I)(L)	88,400	186,680
Plenus Company, Ltd.	5,900	135,242
Press Kogyo Company, Ltd.	42,000	184,708
Pressance Corp.	1,000	29,243
Prestige International, Inc.	4,400	38,930
Prima Meat Packers, Ltd.	44,000	85,550
Pronexus, Inc.	5,900	38,201
Proto Corp.	4,300	59,880
PS Mitsubishi Construction Company, Ltd.	8,700	41,101
Qol Company, Ltd.	1,800	10,408
Raito Kogyo Company, Ltd.	18,800	141,247
Relo Holdings, Inc.	3,000	146,489
Rengo Company, Ltd.	65,000	349,926
Renown, Inc. (I)	10,500	13,930
Resorttrust, Inc.	10,500	388,500
Rhythm Watch Company, Ltd.	29,000	40,802
Ricoh Leasing Company, Ltd.	4,900	146,044
Right On Company, Ltd.	3,900	30,013
Riken Corp.	31,000	133,578
Riken Keiki Company, Ltd.	3,000	25,820
Riken Technos Corp.	8,000	34,465
Riken Vitamin Company, Ltd.	2,000	43,542
Riso Kagaku Corp.	5,100	111,100
Riso Kyoiku Company, Ltd. (I)	3,380	21,192
Rock Field Company, Ltd.	3,300	60,710
Rohto Pharmaceutical Company, Ltd.	27,000	430,145
Rokko Butter Company, Ltd.	2,600	22,255
Roland Corp.	2,500	32,586
Round One Corp.	28,000	220,750
Royal Holdings Company, Ltd.	8,100	124,156
Ryobi, Ltd.	51,000	215,275
Ryoden Trading Company, Ltd.	12,000	81,114
Ryohin Keikaku Company, Ltd.	2,000	208,058
Ryosan Company, Ltd.	12,929	267,657
Ryoyo Electro Corp.	3,200	34,475
S Foods, Inc.	3,000	29,555
S&B Foods, Inc.	100	3,587
Sagami Chain Company, Ltd.	3,000	25,922
Saibu Gas Company, Ltd.	105,000	254,325
Saizeriya Company, Ltd.	10,600	124,025
Sakai Chemical Industry Company, Ltd.	34,000	106,780
Sakai Heavy Industries, Ltd.	6,000	22,704
Sakai Moving Service Company, Ltd.	1,100	34,745
Sakai Ovex Company, Ltd.	5,000	7,762
Sakata INX Corp.	14,000	140,618
Sakata Seed Corp.	8,800	114,784
Sala Corp.	4,500	22,152
San Holdings, Inc.	200	2,731
San-A Company, Ltd.	6,200	168,799
San-Ai Oil Company, Ltd.	20,000	88,708

42

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Sanden Corp.	40,000	$164,975
Sangetsu Company, Ltd.	9,300	234,778
Sanken Electric Company, Ltd.	39,437	248,427
Sanki Engineering Company, Ltd.	18,000	110,665
Sanko Marketing Foods Company, Ltd.	5	4,705
Sanko Metal Industrial Company, Ltd.	6,000	15,505
Sankyo Seiko Company, Ltd.	7,700	26,176
Sankyo Tateyama, Inc.	3,200	71,395
Sankyu, Inc.	86,000	325,109
Sanoh Industrial Company, Ltd.	8,300	60,871
Sanshin Electronics Company, Ltd.	8,900	62,591
Sanwa Shutter Corp.	58,124	375,549
Sanyo Chemical Industries, Ltd.	17,000	110,776
Sanyo Denki Company, Ltd.	12,000	76,570
Sanyo Electric Railway Company, Ltd.	6,000	24,773
Sanyo Housing Nagoya Company, Ltd.	5,200	60,048
Sanyo Shokai, Ltd.	40,000	111,656
Sanyo Special Steel Company, Ltd.	32,648	155,496
Sapporo Holdings, Ltd.	103,000	469,136
Sasebo Heavy Industries Company, Ltd. (I)	24,000	25,799
Sato Corp.	7,200	148,443
Satori Electric Company, Ltd.	2,400	14,234
Sawada Holdings Company, Ltd.	9,500	126,996
Sawai Pharmaceutical Company, Ltd.	3,200	220,931
Saxa Holdings, Inc.	9,000	13,954
Scroll Corp.	4,000	11,755
SCSK Corp.	3,308	83,366
Seibu Electric Industry Company, Ltd.	3,000	13,181
Seika Corp.	20,000	47,662
Seikagaku Corp.	5,700	73,432
Seikitokyu Kogyo Company, Ltd. (I)	46,000	61,811
Seiko Epson Corp.	4,800	116,205
Seiko Holdings Corp.	45,000	235,892
Seino Holdings Company, Ltd.	43,000	492,436
Seiren Company, Ltd.	17,000	122,253
Sekisui Jushi Corp.	8,000	114,473
Sekisui Plastics Company, Ltd.	15,000	39,993
Senko Company, Ltd.	25,000	132,422
Senshu Electric Company, Ltd.	1,500	17,069
Senshu Ikeda Holdings, Inc.	66,600	311,377
Senshukai Company, Ltd.	11,200	95,401
Septeni Holdings Company, Ltd.	400	4,414
Seria Company, Ltd.	2,900	112,047
Shibaura Electronics Company, Ltd.	600	7,503
Shibaura Mechatronics Corp. (I)	5,000	12,025
Shibusawa Warehouse Company, Ltd.	16,000	63,660
Shibuya Kogyo Company, Ltd.	3,600	54,821
Shidax Corp.	4,200	21,318
Shiga Bank, Ltd.	49,000	257,289
Shikibo, Ltd.	39,000	51,823
Shikoku Bank, Ltd.	75,000	167,114
Shikoku Chemicals Corp.	16,000	125,998
Shima Seiki Manufacturing, Ltd.	8,200	164,504
Shimachu Company, Ltd.	14,300	322,562
Shimizu Bank, Ltd.	2,600	69,469
Shimojima Company, Ltd.	1,800	16,964

43

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Shin Nippon Air Technologies Company, Ltd.	3,100	$18,836
Shin-Etsu Polymer Company, Ltd.	11,300	40,958
Shin-Keisei Electric Railway Company, Ltd.	4,000	14,571
Shinagawa Refractories Company, Ltd.	30,000	65,352
Shindengen Electric Manufacturing Company, Ltd.	22,000	133,156
Shinkawa, Ltd.	1,700	10,688
Shinko Electric Industries Company, Ltd.	22,600	189,109
Shinko Plantech Company, Ltd.	14,200	106,706
Shinko Shoji Company, Ltd.	5,500	46,036
Shinmaywa Industries, Ltd.	27,000	199,462
Shinnihon Corp.	8,000	25,574
Shinsho Corp.	10,000	21,589
Shinwa Company, Ltd.	2,000	22,612
Ship Healthcare Holdings, Inc.	9,500	405,272
Shiroki Corp.	17,000	37,319
Shizuki Electric Company, Inc.	3,000	11,308
Shizuoka Gas Company, Ltd.	20,900	130,038
Shobunsha Publications, Inc.	2,400	14,437
Shoei Foods Corp.	900	6,869
Shofu, Inc.	2,200	19,103
Shoko Company, Ltd.	33,000	53,509
Showa Aircraft Industry Company, Ltd.	2,000	21,857
Showa Corp.	14,600	219,075
Showa Sangyo Company, Ltd.	37,000	111,316
Siix Corp.	7,800	95,698
Sinanen Company, Ltd.	15,000	59,174
Sinfonia Technology Company, Ltd.	32,000	53,769
Sinko Industries Ltd.	5,100	39,196
Sintokogio, Ltd.	16,000	125,722
SKY Perfect JSAT Holdings, Inc.	44,200	226,793
SMK Corp.	22,000	118,698
SNT Corp.	3,200	12,136
Sodick Company Ltd.	17,900	82,696
Softbank Technology Corp.	800	13,091
Software Service, Inc.	900	33,784
Sogo Medical Company, Ltd.	1,500	57,075
Sohgo Security Services Company, Ltd.	13,900	276,531
Space Company, Ltd.	2,700	23,135
SPK Corp.	300	5,317
Square Enix Company, Ltd.	20,500	351,218
SRA Holdings, Inc.	3,400	41,074
ST Corp.	3,700	35,897
St. Marc Holdings Company, Ltd.	2,800	137,039
Star Micronics Company, Ltd.	17,300	201,115
Starbucks Coffee Japan, Ltd.	11,100	123,240
Start Today Company, Ltd.	1,100	28,230
Starts Corp., Inc.	8,000	108,425
Starzen Company, Ltd.	27,000	70,076
Stella Chemifa Corp.	3,800	62,081
Step Company, Ltd.	2,000	16,269
Studio Alice Company, Ltd.	2,700	35,539
Sugimoto & Company, Ltd.	300	2,745
Sumida Corp.	2,600	11,898
Suminoe Textile Company, Ltd.	12,000	34,231
Sumitomo Bakelite Company, Ltd.	61,000	218,143
Sumitomo Densetsu Company, Ltd.	5,900	89,216

44

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Sumitomo Forestry Company, Ltd.	1,700	$20,337
Sumitomo Mitsui Company, Ltd. (I)	34,000	41,370
Sumitomo Osaka Cement Company, Ltd.	125,000	483,541
Sumitomo Precision Products Company, Ltd.	9,000	37,651
Sumitomo Real Estate Sales Company, Ltd.	3,500	109,815
Sumitomo Seika Chemicals Company, Ltd.	19,000	146,136
Sumitomo Warehouse Company, Ltd.	43,952	255,326
Sun-wa Technos Corp.	400	3,517
Suncall Corp.	5,000	31,843
SWCC Showa Holdings Company, Ltd. (I)	87,000	89,181
Systena Corp.	6,400	45,053
T Rad Company, Ltd.	27,000	72,806
T&K Toka Company, Ltd.	4,800	97,998
T. Hasegawa Company, Ltd.	5,800	81,617
Tachi-S Company, Ltd.	9,800	144,692
Tachibana Eletech Company, Ltd.	2,700	31,490
Tadano, Ltd.	20,000	266,605
Taihei Dengyo Kaisha, Ltd.	7,000	42,418
Taihei Kogyo Company, Ltd.	11,000	48,809
Taiheiyo Kouhatsu, Inc.	8,000	8,913
Taiho Kogyo Company, Ltd.	6,200	70,244
Taikisha, Ltd.	8,700	179,317
Taiko Bank, Ltd.	28,000	59,912
Taiko Pharmaceutical Company, Ltd.	1,000	18,668
Taisei Lamick Company, Ltd.	1,100	27,064
Taiyo Holdings Company, Ltd.	2,800	89,454
Taiyo Yuden Company, Ltd.	8,500	109,097
Takagi Securities Company, Ltd.	16,000	62,772
Takamatsu Corp.	3,400	57,901
Takano Company, Ltd.	2,000	9,721
Takaoka Toko Holdings Company, Ltd.	1,970	37,998
Takara Holdings, Inc.	14,000	137,238
Takara Leben Company, Ltd.	6,100	23,148
Takara Standard Company, Ltd.	29,000	221,051
Takasago International Corp.	33,000	190,538
Takasago Thermal Engineering Company, Ltd.	20,600	166,512
Takashima & Company, Ltd.	16,000	40,875
Takata Corp.	2,600	69,691
Take and Give Needs Company, Ltd.	2,480	48,478
Takeei Corp.	5,000	68,428
Takeuchi Manufacturing Company, Ltd.	5,200	109,748
Takihyo Company, Ltd.	4,000	15,619
Takiron Company, Ltd.	19,000	75,709
Takisawa Machine Tool Company, Ltd.	12,000	17,084
Takuma Company, Ltd.	18,000	159,589
Tamron Company, Ltd.	5,800	123,184
Tamura Corp.	24,000	62,631
Tanseisha Company, Ltd.	4,000	25,753
Tatsuta Electric Wire & Cable Company, Ltd.	12,300	68,700
Tayca Corp.	3,000	8,791
TBK Company, Ltd.	6,000	34,715
Techno Medica Company, Ltd.	1,500	32,458
Tecmo Koei Holdings Company, Ltd.	5,200	64,968
Teikoku Electric Manufacturing Company, Ltd.	3,100	66,559
Teikoku Piston Ring Company, Ltd.	6,300	106,214
Teikoku Sen-I Company, Ltd.	6,000	63,100

45

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Teikoku Tsushin Kogyo Company, Ltd.	6,000	$10,296
Tekken Corp. (I)(L)	68,000	204,112
Temp Holdings Company, Ltd.	2,600	67,541
Tenma Corp.	2,100	26,603
The 77th Bank, Ltd.	47,000	232,506
The Chiba Kogyo Bank, Ltd. (I)	17,100	122,232
The Daiei, Inc. (I)	24,700	81,811
The Hokkoku Bank, Ltd.	98,000	340,284
The Hyakugo Bank, Ltd.	82,000	327,841
The Kiyo Bank, Ltd. (I)	10,139	135,391
The Mie Bank, Ltd.	36,000	73,138
The Monogatari Corp.	1,100	41,369
The Nanto Bank, Ltd.	67,000	252,148
The Pack Corp.	5,700	105,841
The San-in Godo Bank, Ltd.	53,000	379,661
The Shimane Bank, Ltd.	200	2,530
The Yachiyo Bank, Ltd.	5,600	145,614
Tigers Polymer Corp.	2,000	8,890
TKC Corp.	7,100	118,875
TOA Construction Corp. (I)	61,000	137,174
TOA Electronics Corp.	8,000	73,521
TOA Oil Company, Ltd.	14,000	34,326
TOA Road Corp.	15,000	79,723
Toabo Corp.	9,000	7,209
Toagosei Company, Ltd.	70,000	312,652
Tobishima Corp. (I)	17,300	28,593
Tobu Store Company, Ltd.	8,000	20,545
TOC Company, Ltd.	19,000	148,567
Tocalo Company, Ltd.	4,500	72,620
Tochigi Bank, Ltd.	44,000	169,057
Toda Corp.	59,000	200,165
Toda Kogyo Corp.	19,000	57,365
Toei Animation Company, Ltd.	500	13,010
Toei Company, Ltd.	23,000	133,916
Toenec Corp.	13,000	76,561
Toho Bank, Ltd.	77,000	230,156
Toho Company, Ltd.	16,000	56,537
Toho Holdings Company, Ltd.	15,000	256,627
Toho Titanium Company, Ltd.	10,300	75,662
Toho Zinc Company, Ltd.	47,000	147,948
Tohoku Bank, Ltd.	34,000	49,103
Tohokushinsha Film Corp.	3,700	33,845
Tohto Suisan Company, Ltd.	5,000	10,621
Tokai Carbon Company, Ltd.	68,000	230,639
Tokai Corp.	2,800	73,293
Tokai Holdings Corp.	20,200	69,056
Tokai Lease Company, Ltd.	3,000	5,243
Tokai Rika Company, Ltd.	6,800	138,059
Tokai Rubber Industries, Ltd.	12,000	115,250
Tokai Tokyo Securities Company, Ltd.	40,966	368,720
Token Corp. (I)	2,050	106,767
Tokushu Tokai Paper Company, Ltd.	36,000	72,415
Tokuyama Corp.	113,000	446,251
Tokyo Derica Company, Ltd.	900	13,237
Tokyo Dome Corp.	33,000	227,667
Tokyo Electron Device, Ltd.	800	12,212

46

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Tokyo Energy & Systems, Inc.	4,000	$20,355
Tokyo Keiki, Inc.	28,000	87,139
Tokyo Ohka Kogyo Company, Ltd.	7,200	145,709
Tokyo Rakutenchi Company, Ltd.	6,000	28,511
Tokyo Rope Manufacturing Company, Ltd. (I)	27,000	44,340
Tokyo Sangyo Company, Ltd.	3,500	11,474
Tokyo Seimitsu Company, Ltd.	11,500	236,235
Tokyo Steel Manufacturing Company, Ltd. (I)	35,200	189,651
Tokyo Tatemono Company, Ltd.	36,000	356,401
Tokyo Tekko Company, Ltd.	20,000	82,278
Tokyo Theatres Company, Inc.	31,000	50,011
Tokyo Tomin Bank, Ltd.	13,400	138,382
Tokyu Construction Company, Ltd. (I)(L)	14,350	71,411
Tokyu Fudosan Holdings Corp. (I)	12,531	114,736
Tokyu Recreation Company, Ltd.	4,000	22,880
Toli Corp.	7,000	14,500
Tomato Bank, Ltd.	38,000	64,139
Tomen Electronics Corp.	3,200	36,693
Tomoe Corp.	4,400	21,364
Tomoe Engineering Company, Ltd.	1,500	22,298
Tomoku Company, Ltd.	15,000	47,635
TOMONY Holdings, Inc.	60,600	241,215
Tomy Company, Ltd.	21,500	99,967
Tonami Holdings Company, Ltd.	13,000	26,384
Toppan Forms Company, Ltd.	17,500	158,265
Topre Corp.	13,500	190,928
Topy Industries, Ltd.	70,000	134,743
Toridoll Corp.	4,000	34,735
Torigoe Company, Ltd.	2,300	15,636
Torii Pharmaceutical Company, Ltd.	1,700	47,790
Torishima Pump Manufacturing Company, Ltd.	8,100	77,057
Tosei Corp.	9,200	69,959
Toshiba Machine Company, Ltd.	32,000	172,310
Toshiba Plant Systems & Services Corp.	13,000	197,815
Toshiba TEC Corp.	43,000	272,414
Tosho Company, Ltd.	1,000	17,578
Tosho Printing Company, Ltd.	15,000	48,507
Totetsu Kogyo Company, Ltd.	6,800	130,880
Tottori Bank, Ltd.	25,000	46,083
Towa Bank, Ltd.	85,000	75,374
Towa Corp.	4,400	21,412
Towa Pharmaceutical Company, Ltd.	3,500	170,929
Toyo Construction Company, Ltd.	23,300	78,775
Toyo Corp.	10,400	112,514
Toyo Electric Manufacturing Company, Ltd.	6,000	18,526
Toyo Engineering Corp.	34,000	128,602
Toyo Ink Manufacturing Company, Ltd.	61,000	315,413
Toyo Kanetsu KK	33,000	98,105
Toyo Kohan Company, Ltd.	16,000	78,503
Toyo Securities Company, Ltd.	22,000	77,490
Toyo Tanso Company, Ltd.	3,700	77,328
Toyo Tire & Rubber Company, Ltd.	54,000	319,492
Toyo Wharf & Warehouse Company, Ltd.	27,000	68,899
Toyobo Company, Ltd.	277,064	511,578
Trancom Company, Ltd.	2,100	64,237
Transcosmos, Inc.	6,900	130,647

47

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Trusco Nakayama Corp.	5,900	$126,111
TS Tech Company, Ltd.	8,700	305,409
TSI Holdings Company, Ltd.	30,505	193,480
Tsubakimoto Chain Company, Ltd.	44,000	319,038
Tsudakoma Corp. (I)	9,000	15,080
Tsugami Corp. (L)	21,000	121,095
Tsukishima Kikai Company, Ltd.	6,000	62,264
Tsukuba Bank, Ltd.	31,500	112,054
Tsukui Corp.	9,400	88,601
Tsuruha Holdings, Inc.	1,200	110,439
Tsurumi Manufacturing Company, Ltd.	5,000	48,487
Tsutsumi Jewelry Company, Ltd.	900	20,278
TV Asahi Corp.	400	8,592
TV Tokyo Holdings Corp.	800	12,655
U-Shin, Ltd. (L)	6,300	45,805
Ube Industries, Ltd.	12,600	26,356
Uchida Yoko Company, Ltd.	11,000	30,387
UKC Holdings Corp.	4,100	69,337
ULVAC, Inc. (I)	13,800	186,984
Uniden Corp. (I)	7,000	17,101
Union Tool Company, Ltd.	3,700	82,817
Unipres Corp.	11,700	205,751
United Arrows, Ltd.	3,000	126,985
Universal Entertainment Corp.	8,000	145,315
UNY Company, Ltd.	75,500	494,952
Uoriki Company, Ltd.	1,800	24,485
Usen Corp. (I)	39,190	134,488
Ushio, Inc.	6,400	78,501
UT Holdings Company, Ltd.	8,400	41,891
Utoc Corp.	4,300	14,330
Valor Company, Ltd.	11,100	144,322
Village Vanguard Company, Ltd.	500	6,685
Vital KSK Holdings, Inc.	10,900	76,086
VT Holdings Company, Ltd.	5,000	74,933
Wacoal Holdings Corp.	34,000	371,348
Wakachiku Construction Company, Ltd. (I)	23,000	28,791
Wakita & Company, Ltd.	12,000	142,119
Warabeya Nichiyo Company, Ltd.	4,200	77,657
Watabe Wedding Corp.	800	5,125
WATAMI Company, Ltd. (L)	5,800	80,446
Weathernews, Inc.	4,200	87,745
Welcia Holdings Company, Ltd.	2,500	129,251
Wellnet Corp.	100	1,721
West Holdings Corp.	6,400	90,454
Wood One Company, Ltd.	8,000	23,133
Wowow, Inc.	2,200	72,907
Xebio Company, Ltd.	6,700	139,073
Y A C Company, Ltd.	900	4,905
Yahagi Construction Company, Ltd.	4,700	35,600
Yaizu Suisankagaku Industry Company, Ltd.	1,700	14,395
Yamabiko Corp.	2,100	61,390
Yamagata Bank, Ltd.	49,000	208,351
Yamanashi Chuo Bank, Ltd.	54,255	232,205
Yamatane Corp.	35,000	61,764
Yamaya Corp.	1,000	14,120
Yamazawa Company, Ltd.	100	1,497

48

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Yamazen Corp.	18,000	$110,667
Yaoko Company, Ltd.	2,700	110,657
Yasuda Warehouse Company, Ltd.	6,200	72,555
Yellow Hat, Ltd.	4,400	86,603
Yodogawa Steel Works, Ltd.	34,825	149,766
Yokogawa Bridge Corp.	10,000	137,749
Yokohama Reito Company, Ltd.	13,400	105,889
Yokowo Company, Ltd.	2,800	13,731
Yomeishu Seizo Company, Ltd.	3,000	23,876
Yondenko Corp.	1,000	3,532
Yondoshi Holdings, Inc.	7,200	106,702
Yorozu Corp.	4,900	88,554
Yuasa Funashoku Company, Ltd.	4,000	9,262
Yuasa Trading Company, Ltd.	52,000	107,177
Yuken Kogyo Company, Ltd.	20,000	45,151
Yurtec Corp.	8,000	24,852
Yusen Logistics Company, Ltd.	5,900	74,413
Yushin Precision Equipment Company, Ltd.	1,900	37,547
Yushiro Chemical Industry Company, Ltd.	3,000	27,042
Yutaka Giken Company, Ltd.	1,000	23,495
Zappallas, Inc.	800	5,921
Zenrin Company, Ltd.	10,100	98,280
Zensho Holdings Company, Ltd.	7,500	81,306
Zeria Pharmaceutical Company, Ltd.	4,400	92,396
Zojirushi Corp.	7,000	26,099
Zuken, Inc.	2,300	18,028

Jersey, Channel Islands 0.2%		1,112,505

Atrium European Real Estate, Ltd. (I)	30,289	180,273
Centamin PLC (I)	123,822	86,995
Heritage Oil, Ltd. (I)	33,279	87,892
Petra Diamonds, Ltd. (I)	119,446	210,904
Phoenix Group Holdings	47,031	546,441

Liechtenstein 0.1%		335,339

Liechtensteinische Landesbank AG	4,351	168,130
Verwaltungs & Privat Bank AG	1,639	167,209

Luxembourg 0.2%		1,353,486

APERAM	13,770	252,835
AZ Electronic Materials SA	13,605	61,418
Elcoteq SE (I)	353	0
Eurofins Scientific	1,066	272,899
GAGFAH SA (I)	7,615	110,378
Orco Property Group SA (I)	3,084	8,658
Regus PLC	190,277	618,908
Sword Group	1,316	28,390

Malaysia 0.0%		87,592

Nam Cheong, Ltd.	379,000	87,592

Malta 0.1%		414,747

Unibet Group PLC	8,751	414,747

Mauritius 0.0%		149,146

Essar Energy PLC (I)	110,587	149,146

49

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Monaco 0.0%		$52,059

Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA	930	52,059

Mongolia 0.0%		81,115

Mongolian Mining Corp. (I)	515,500	81,115

Netherlands 2.2%		12,743,240

Aalberts Industries NV	34,977	1,064,522
Accell Group	6,438	114,381
AMG Advanced Metallurgical Group NV (I)	8,219	83,426
Amsterdam Commodities NV	5,397	118,246
Arcadis NV	22,632	771,439
ASM International NV (I)	19,360	654,119
BE Semiconductor Industries NV	13,618	149,966
Beter Bed Holding NV	3,801	87,017
BinckBank NV	28,602	293,035
Brunel International NV	3,443	211,991
Corbion NV (L)	12,536	269,224
Delta Lloyd NV	68,633	1,664,771
DOCdata NV	350	7,546
Exact Holdings NV	3,727	119,060
Grontmij (I)	25,109	124,270
Heijmans NV	7,985	115,398
Hunter Douglas NV	368	16,270
KAS Bank NV	2,828	36,883
Kendrion NV	2,407	74,698
Koninklijke BAM Groep NV	120,060	571,235
Koninklijke Ten Cate NV	9,700	310,348
Koninklijke Wessanen NV	32,316	124,667
Macintosh Retail Group NV	3,311	36,170
Nederlandsche Apparatenfabriek (NEDAP) NV	765	30,484
Nutreco NV	25,711	1,233,174
Ordina NV (I)	29,382	71,807
PostNL NV (I)	171,562	1,002,416
Royal Imtech NV (I)(L)	14,706	40,690
SBM Offshore NV (I)	66,552	1,327,920
Sligro Food Group NV	6,236	235,429
SNS REAAL NV (I)	28,136	0
Telegraaf Media Groep NV	4,667	57,528
TKH Group NV	11,249	384,162
TomTom NV (I)	63,002	475,923
Unit4 NV	10,814	560,051
USG People NV	21,764	288,829
Van Lanschot NV (I)	651	16,145

New Zealand 1.0%		5,987,279

A2 Corp., Ltd. (I)	105,902	67,130
Air New Zealand, Ltd.	135,157	180,935
Bathurst Resources New Zealand, Ltd. (I)	44,863	9,023
Chorus, Ltd.	135,559	168,259
Ebos Group, Ltd.	26,058	200,369
Fisher & Paykel Healthcare Corp.	168,342	516,282
Freightways, Ltd.	51,124	188,763
Hallenstein Glasson Holdings, Ltd.	19,805	66,715
Hellaby Holdings, Ltd.	15,508	37,704
Infratil, Ltd.	169,396	330,642
Kathmandu Holdings, Ltd.	64,785	193,626

50

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

New Zealand (continued)

Mainfreight, Ltd.	24,727	$233,331
Metlifecare, Ltd.	31,669	111,232
Michael Hill International, Ltd.	43,259	51,397
New Zealand Exchange, Ltd.	80,835	81,447
New Zealand Oil & Gas, Ltd.	50,250	33,524
New Zealand Refining Company, Ltd. (L)	20,150	37,378
Nuplex Industries, Ltd.	75,775	203,338
Pacific Edge, Ltd. (I)	93,029	110,384
PGG Wrightson, Ltd.	18,780	6,104
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	174,064
Pumpkin Patch, Ltd. (I)	30,500	21,097
Restaurant Brands New Zealand, Ltd.	35,586	82,303
Ryman Healthcare, Ltd. (L)	105,446	664,540
Sanford, Ltd.	6,681	24,089
Sky Network Television, Ltd.	132,251	607,603
SKYCITY Entertainment Group, Ltd.	176,425	532,047
Steel & Tube Holdings, Ltd.	23,995	58,332
Tower, Ltd.	40,818	56,631
Trade Me Group, Ltd.	118,272	416,306
TrustPower, Ltd.	8,544	45,526
Vector, Ltd.	64,856	139,801
Warehouse Group, Ltd.	34,757	104,627
Xero, Ltd. (I)	8,310	232,730

Norway 1.0%		5,994,894

ABG Sundal Collier Holding ASA (I)	54,697	43,662
AF Gruppen ASA (L)	3,241	35,974
Agasti Holding ASA (I)	30,000	11,648
Algeta ASA (I)	7,227	415,759
American Shipping ASA (I)	2,559	13,936
Atea ASA	19,573	190,057
Austevoll Seafood ASA	25,846	149,140
Bonheur ASA	2,190	49,197
BW Offshore, Ltd.	121,482	157,579
BWG Homes ASA (I)	17,486	30,105
Cermaq ASA	10,587	174,554
Det Norske Oljeselskap ASA (I)	17,895	247,923
DNO International ASA (I)	156,165	575,795
DOF ASA (I)	10,345	54,448
Ekornes ASA	6,571	93,219
Electromagnetic GeoServices ASA (I)	25,871	33,777
Eltek ASA	32,294	37,951
Evry ASA	10,907	16,592
Farstad Shipping ASA	4,400	98,845
Ganger Rolf ASA	2,018	44,464
Grieg Seafood ASA (I)	14,124	50,916
Hexagon Composites ASA	9,707	39,060
Hurtigruten ASA (I)	11,189	7,076
Kongsberg Automotive Holding ASA (I)	126,594	104,871
Kvaerner ASA	35,560	64,801
Leroy Seafood Group ASA	6,448	191,510
Nordic Semiconductor ASA (I)	30,077	132,483
Norske Skogindustrier ASA (I)	24,491	13,311
Norwegian Air Shuttle ASA (I)	6,162	230,613
Norwegian Energy Company AS (I)(L)	101,274	4,935

51

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Norway (continued)

Odfjell ASA (I)	7,780	$53,440
Olav Thon Eiendomsselskap ASA	383	65,148
Opera Software ASA	17,346	211,314
Panoro Energy ASA (I)	86,556	42,883
PhotoCure ASA	1,408	7,377
Q-Free ASA (I)	7,500	20,810
Renewable Energy Corp. ASA (I)	545,314	216,501
Salmar ASA (I)	8,598	105,823
Sevan Drilling AS (I)	61,510	53,136
Sevan Marine ASA (I)	4,751	18,850
Siem Offshore, Inc. (I)	37,522	60,017
Solstad Offshore ASA	3,000	59,726
SpareBank 1 SR Bank ASA	41,945	382,910
Sparebanken 1 SMN	17,803	156,805
Storebrand ASA (I)	58,509	360,889
Tomra Systems ASA	36,346	318,733
TTS Group ASA	6,770	6,627
Vard Holdings, Ltd. (I)	155,000	98,874
Veidekke ASA	18,443	153,425
Wilh Wilhelmsen Holding ASA	17,587	157,891
Wilh Wilhelmsen Holding ASA, Class A	4,200	129,514

Portugal 0.7%		4,208,810

Altri SGPS SA	44,909	154,293
Banco BPI SA (I)(L)	131,340	211,785
Banco Comercial Portugues SA (I)	7,246,802	1,281,484
Banco Espirito Santo SA (I)	287,235	401,756
Mota Engil SGPS SA	22,829	137,750
Novabase SGPS SA (L)	2,054	8,006
Portucel - Empresa Produtora de Pasta e Papel SA	66,599	261,325
Redes Energeticas Nacionais SA	97,339	296,518
Semapa-Sociedade de Investimento & Gestao	29,810	326,372
Sonae Industria SGPS SA (I)	4,886	4,291
Sonae SGPS SA	371,043	551,803
Sonaecom - SGPS SA	52,549	181,324
Teixeira Duarte SA	37,298	45,103
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA (L)	47,928	347,000

Russia 0.0%		26,165

Alliance Oil Company, Ltd., ADR (I)	1,555	14,052
Exillon Energy PLC (I)	2,774	12,113

Singapore 1.7%		9,552,057

Amara Holdings, Ltd.	80,000	35,736
Amtek Engineering, Ltd.	52,000	19,880
ASL Marine Holdings, Ltd.	3,000	1,554
Ausgroup, Ltd. (I)(L)	176,000	37,193
Baker Technology, Ltd.	101,000	21,312
Banyan Tree Holdings, Ltd.	78,000	41,043
Biosensors International Group, Ltd.	291,000	218,946
Bonvests Holdings, Ltd.	36,400	33,948
Boustead Singapore, Ltd.	94,000	122,908
Breadtalk Group, Ltd.	38,000	27,833
Broadway Industrial Group, Ltd. (I)	18,000	3,219
Bukit Sembawang Estates, Ltd.	51,000	251,265
Cape PLC	38,567	173,307

52

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Singapore (continued)

CH Offshore, Ltd.	50,000	$17,134
China Aviation Oil Singapore Corp., Ltd.	60,000	47,840
China Merchants Holdings Pacific, Ltd.	41,000	29,749
Chip Eng Seng Corp., Ltd.	216,000	120,373
Chuan Hup Holdings, Ltd.	78,000	16,149
Cityspring Infrastructure Trust	277,000	103,750
Cosco Corp. Singapore, Ltd.	337,000	197,201
Creative Technology, Ltd.	7,050	12,194
CSE Global, Ltd.	168,000	133,882
CWT, Ltd.	93,000	94,407
Elec & Eltek International Company, Ltd.	5,000	9,648
Eu Yan Sang International, Ltd.	93,000	60,378
Ezion Holdings, Ltd.	246,000	411,233
Ezra Holdings, Ltd. (I)	284,800	298,063
Falcon Energy Group, Ltd.	32,000	9,562
Far East Orchard, Ltd.	64,594	98,328
First Resources, Ltd.	35,000	62,445
FJ Benjamin Holdings, Ltd.	5,000	895
Food Empire Holdings, Ltd.	43,800	19,721
Fragrance Group, Ltd.	200,000	32,673
Gallant Venture, Ltd. (I)	264,000	56,870
GMG Global, Ltd.	1,234,000	99,388
Goodpack, Ltd.	148,000	227,701
Guocoland, Ltd.	37,000	67,449
GuocoLeisure, Ltd.	197,000	127,197
Healthway Medical Corp, Ltd. (I)	336,375	17,948
Hi-P International, Ltd.	51,000	24,794
Hiap Hoe, Ltd.	38,000	24,390
Ho Bee Investment, Ltd.	88,000	143,682
Hong Fok Corp., Ltd.	137,760	77,329
Hong Leong Asia, Ltd.	46,000	49,647
Hotel Grand Central, Ltd.	11,000	9,205
Hotel Properties, Ltd.	74,100	188,982
HTL International Holdings, Ltd.	24,000	5,910
Hwa Hong Corp., Ltd.	55,000	13,150
Hyflux, Ltd.	187,000	174,380
Indofood Agri Resources, Ltd.	207,000	150,811
Innotek, Ltd.	16,000	4,153
Jaya Holdings, Ltd.	181,000	98,129
Jiutian Chemical Group Ltdjiutian Chemical Group, Ltd. (I)	479,000	29,364
K-Green Trust	123,000	101,462
K1 Ventures, Ltd.	273,000	42,605
Keppel Telecommunications & Transportation, Ltd.	30,000	36,362
LC Development, Ltd.	68,000	7,965
Lian Beng Group, Ltd.	132,000	54,184
Low Keng Huat Singapore, Ltd. (I)	64,000	35,193
Manhattan Resources, Ltd. (I)	34,000	9,212
Mercator Lines Singapore, Ltd. (I)	70,000	5,859
Metro Holdings, Ltd.	53,600	35,213
Mewah International, Inc.	57,000	21,789
Miclyn Express Offshore, Ltd.	25,062	49,665
Midas Holdings, Ltd. (L)	382,000	150,484
MobileOne, Ltd.	113,000	295,214
NatSteel, Ltd.	29,000	36,517
Neptune Orient Lines, Ltd. (I)(L)	210,000	178,041
Oceanus Group, Ltd. (I)	142,000	2,145

53

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Singapore (continued)

OM Holdings, Ltd. (I)	23,407	$7,445
OSIM International, Ltd. (L)	68,000	123,080
Otto Marine, Ltd. (I)	223,500	10,352
Overseas Union Enterprise, Ltd. (L)	121,000	244,974
Pan-United Corp., Ltd.	78,000	60,517
Petra Foods, Ltd.	46,000	127,591
Popular Holdings, Ltd.	41,000	8,155
QAF, Ltd.	65,391	42,712
Raffles Education Corp., Ltd. (I)	295,233	65,842
Raffles Medical Group, Ltd.	13,326	33,151
REC Solar ASA (I)	9,401	129,656
Rickmers Maritime	215,000	47,977
Rotary Engineering, Ltd.	100,000	53,328
S I2I, Ltd. (I)	316,000	3,780
SBS Transit, Ltd.	20,500	21,738
Sheng Siong Group, Ltd.	103,000	50,059
Sim Lian Group, Ltd.	69,447	45,381
Sinarmas Land, Ltd.	417,000	167,959
Sing Holdings, Ltd.	79,000	24,872
Singapore Post, Ltd.	446,784	455,583
Singapore Reinsurance Corp., Ltd.	47,000	9,551
SMRT Corp., Ltd.	270,000	278,529
Stamford Land Corp., Ltd.	196,000	88,216
SunVic Chemical Holdings, Ltd. (I)	41,000	14,368
Super Coffeemix Manufacturing, Ltd.	38,000	105,325
Swiber Holdings, Ltd.	171,000	86,564
Tat Hong Holdings, Ltd.	139,000	98,545
The Hour Glass, Ltd.	5,000	6,895
Tiong Woon Corp. Holding, Ltd.	51,000	14,000
Triyards Holdings, Ltd. (I)	14,680	7,889
Tuan Sing Holdings, Ltd.	307,635	74,805
UMS Holdings, Ltd.	26,000	12,227
United Engineers, Ltd.	178,000	256,223
United Envirotech, Ltd.	126,000	83,363
UOB-Kay Hian Holdings, Ltd.	128,000	167,300
UPP Holdings, Ltd.	136,000	27,640
Venture Corp., Ltd.	93,000	558,059
Vibrant Group, Ltd.	359,012	30,587
Vicom, Ltd.	4,000	15,860
Wee Hur Holdings, Ltd.	102,000	26,017
Wing Tai Holdings, Ltd.	176,817	281,872
XP Power, Ltd.	3,050	73,025
Yeo Hiap Seng, Ltd.	8,834	18,305
Yongnam Holdings, Ltd.	393,000	76,582

Spain 1.3%		7,670,961

Abengoa SA (I)	8,068	26,555
Abengoa SA, B Shares	32,272	85,138
Acciona SA (L)	6,338	386,485
Acerinox SA	15,318	204,197
Adveo Group International SA	3,164	60,564
Almirall SA	11,220	174,124
Atresmedia Corp de Medios de Comunicaion SA	13,341	204,592
Azkoyen SA (I)	2,428	6,859
Banco Popular Espanol SA (I)	4,752	27,533
Banco Santander SA	4,391	38,942

54

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Spain (continued)

Bankinter SA	96,106	$605,828
Baron de Ley SA (I)	517	41,475
Bolsas y Mercados Espanoles SA	13,007	474,610
Caja de Ahorros del Mediterraneo (I)	1,684	0
Campofrio Food Group SA (I)	5,099	50,009
Cementos Portland Valderrivas SA (I)	1,810	15,252
Cie Automotive SA	5,887	60,337
Codere SA (I)	2,376	4,191
Construcciones & Auxiliar de Ferrocarriles SA	318	172,647
Deoleo SA (I)	90,018	61,156
Duro Felguera SA	9,165	58,774
Ebro Foods SA	16,205	373,466
EDP Renovaveis SA	28,214	150,728
Elecnor SA	5,499	78,970
Ence Energia y Celulosa SA	35,518	144,084
Ercros SA (I)	14,570	10,181
Faes Farma SA	45,118	168,512
Fluidra SA	1,792	5,887
Fomento de Construcciones y Contratas SA (I)(L)	10,967	231,240
Gamesa Corporacion Tecnologica SA (I)	38,400	377,453
Grupo Catalana Occidente SA	8,464	292,404
Grupo Ezentis SA (I)	34,897	20,225
Iberpapel Gestion SA (I)	1,271	26,292
Indra Sistemas SA	22,106	336,995
Laboratorios Farmaceuticos Rovi SA	1,848	24,929
Mediaset Espana Comunicacion SA (I)	34,574	404,846
Melia Hotels International SA (L)	10,504	126,567
Miquel y Costas SA	1,538	61,343
Natra SA (I)	5,612	17,440
NH Hoteles SA (I)	24,006	131,185
Obrascon Huarte Lain SA	9,204	364,028
Papeles y Cartones de Europa SA	5,802	31,610
Pescanova SA (I)	2,188	0
Prim SA	1,511	11,702
Promotora de Informaciones SA (I)	41,731	20,160
Prosegur Cia de Seguridad SA	29,600	187,818
Realia Business SA (I)	2,646	3,102
Sacyr Vallehermoso SA (I)	31,089	164,787
Tecnicas Reunidas SA	5,837	316,038
Telecomunicaciones y Energia (I)	4,417	8,000
Tubacex SA (I)	18,532	70,520
Tubos Reunidos SA (I)	24,778	60,005
Vidrala SA (I)	2,768	129,747
Viscofan SA	8,086	437,515
Vocento SA (I)	6,333	12,984
Zeltia SA (I)	33,571	110,930

Sweden 3.6%		20,803,370

AarhusKarlshamn AB	7,379	453,092
Acando AB	15,025	30,540
Active Biotech AB (I)	4,654	52,487
AddTech AB (I)	5,103	236,584
AF AB	13,419	440,317
Atrium Ljungberg AB, B Shares	8,549	114,785
Avanza Bank Holding AB	3,081	102,934
Axfood AB	6,562	331,320

55

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Sweden (continued)

Axis Communications AB (L)	7,958	$298,160
B&B Tools AB	7,855	135,685
BE Group AB (I)	8,608	14,880
Beijer AB G&L	4,000	86,259
Beijer Alma AB	4,789	124,797
Beijer Electronics AB	1,967	20,382
Betsson AB (I)	6,241	190,041
Bilia AB	7,550	181,595
BillerudKorsnas AB	53,475	646,785
BioGaia AB	2,610	94,547
Bjoern Borg AB (I)	3,904	17,798
Bure Equity AB (I)	24,662	97,737
Byggmax Group AB	13,266	99,746
Castellum AB	46,931	709,142
Cision AB	1,363	7,059
Clas Ohlson AB, Series B	14,703	231,327
Cloetta AB (I)	61,978	188,390
Concordia Maritime AB	748	1,430
Connecta AB	1,023	5,937
Dios Fastigheter Ab	20,611	134,767
Doro AB	8,530	60,692
Duni AB	11,291	138,898
East Capital Explorer AB (I)	1,176	11,425
Enea AB (I)	2,038	17,393
Eniro AB (I)	37,097	210,603
Fabege AB	44,517	511,593
Fagerhult AB	600	18,661
Fastighets AB Balder - B Shares (I)	14,300	130,783
Gunnebo AB	14,001	80,988
Haldex AB	14,193	126,863
Hexpol AB	7,107	505,636
HIQ International AB (I)	11,691	68,596
Holmen AB, Series B, Series B	18,699	652,316
Hufvudstaden AB, Class A	3,446	44,643
Husqvarna AB, A Shares	2,807	16,763
Husqvarna AB, B Shares	39,638	237,670
ICA Gruppen AB (I)	11,207	338,664
Industrial & Financial Systems AB	6,980	151,769
Indutrade AB	5,058	203,755
Intrum Justitia AB	23,419	595,932
JM AB	21,352	601,584
KappAhl Holding AB (I)	22,127	128,074
Karolinska Development Ab (I)	11,601	48,614
Klovern AB	7,293	32,235
KNOW IT AB	3,226	27,031
Kungsleden AB	48,476	333,127
Lagercrantz AB	4,000	66,771
Lindab International AB (I)	23,667	215,972
Loomis AB	18,745	445,154
Meda AB, Series A	61,591	758,006
Medivir AB (I)(L)	11,625	174,719
Mekonomen AB	5,842	183,338
Micronic Laser Systems AB (I)	30,882	58,370
Modern Times Group AB, B Shares	12,259	616,827
Munksjo Oyj (I)	594	4,387
NCC AB, A Shares	1,425	44,298

56

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Sweden (continued)

NCC AB, B Shares	27,323	$849,751
Net Entertainment NE AB (I)	5,356	104,970
Net Insight AB (I)	50,000	9,975
New Wave Group AB	16,778	87,512
Nibe Industrier AB	27,668	629,946
Nobia AB	39,901	344,747
Nolato AB	8,544	182,199
Nordnet AB	29,572	120,818
OEM International AB	8,427	104,696
PA Resources AB (I)	1,101	1,568
Peab AB	63,290	379,689
Pricer AB (L)	42,894	41,845
Proact IT Group AB	930	11,194
Proffice AB	22,512	93,326
Ratos AB	36,350	324,746
Raysearch Laboratories AB (I)	1,254	5,236
Readsoft AB	578	1,702
Rezidor Hotel Group AB (I)	23,503	133,978
rnb Retail and Brands AB (I)	3,483	6,403
Saab AB	22,782	468,542
SAS AB (I)	58,109	162,345
Sectra AB, B Shares (I)	421	4,739
Securitas AB, Series B	96,335	990,371
Semcon AB	4,321	47,375
SkiStar AB, Series B	4,288	58,154
SSAB AB, Series A (L)	38,887	281,181
SSAB AB, Series B	12,222	74,181
Sweco AB	6,993	98,601
Swedish Orphan Biovitrum AB (I)	42,739	444,474
Swedol AB	662	2,096
Systemair AB	1,039	18,971
TradeDoubler AB (I)	9,405	27,357
Transmode Holding AB	2,020	33,155
Trelleborg AB, Series B	46,461	901,460
Vitrolife AB	1,819	25,647
Wallenstam AB	26,871	376,062
Wihlborgs Fastigheter AB	25,678	443,685

Switzerland 4.9%		28,625,922

Acino Holding AG (I)	792	100,665
Advanced Digital Broadcast Holdings SA (I)	310	5,067
AFG Arbonia-Forster Holding AG (I)	7,238	261,376
Allreal Holding AG (I)	5,054	701,116
Alpiq Holding AG (I)	165	22,200
ALSO Holding AG (I)	779	42,067
APG SGA SA	695	191,962
Aryzta AG (I)	1,436	107,004
Ascom Holding AG (I)	11,296	182,407
Autoneum Holding AG (I)	1,210	184,508
Bachem Holding AG (I)	525	28,034
Bank Coop AG	2,190	106,600
Banque Cantonale de Geneve	333	82,318
Banque Privee Edmond de Rothschild SA	1	17,102
Basilea Pharmaceutica (I)	680	79,046
Belimo Holding AG	173	457,060
Bell Holding AG	43	107,668

57

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Switzerland (continued)

Bellevue Group AG	887	$13,146
Berner Kantonalbank AG	992	230,223
BKW AG	2,448	80,801
Bobst Group AG (I)	3,755	134,743
Bossard Holding AG	1,107	237,424
Bucher Industries AG	1,985	540,692
Burckhardt Compression Holding AG	571	235,994
Burkhalter Holding AG (I)	575	46,308
Carlo Gavazzi Holding AG	76	18,238
Charles Voegele Holding AG (I)	1,112	13,653
Cie Financiere Tradition SA (I)	106	5,315
Clariant AG (I)	41,950	733,748
Coltene Holding AG (I)	816	41,202
Conzzeta Holding AG	69	156,680
Daetwyler Holding AG	1,515	200,172
Dufry AG (I)	7,421	1,250,410
EFG International AG (I)	18,524	239,109
Emmi AG (I)	687	208,327
EMS-Chemie Holding AG	387	136,368
Energiedienst Holding AG (I)	1,013	34,866
Ferrexpo PLC	33,409	98,430
Flughafen Zuerich AG	1,382	790,194
Forbo Holding AG (I)	456	366,452
Galenica Holding AG	1,510	1,496,708
GAM Holding AG (I)	62,411	1,145,857
Gategroup Holding AG (I)	5,095	138,584
Georg Fischer AG (I)	1,373	946,455
Gurit Holding AG (I)	165	81,918
Helvetia Patria Holding AG	2,098	979,426
Highlight Communications AG (I)	4,309	23,128
Huber & Suhner AG	2,090	110,509
Implenia AG (I)	4,985	340,249
Inficon Holding AG (I)	702	247,774
Informa PLC	188,246	1,714,438
Interroll Holding AG (I)	107	54,787
Intershop Holdings	427	157,821
Jungfraubahn Holding AG	486	34,935
Kaba Holding AG (I)	502	224,901
Kardex AG (I)	2,606	116,567
Komax Holding AG (I)	1,491	225,498
Kudelski SA	16,563	251,803
Kuoni Reisen Holding AG (I)	1,281	563,730
LEM Holding SA	295	225,593
LifeWatch AG (I)(L)	1,457	11,964
Logitech International SA	40,549	461,873
Lonza Group AG (I)	18,240	1,695,326
Luzerner Kantonalbank AG (I)	1,099	430,064
MCH Group AG	15	957
Metall Zug AG	70	171,792
Meyer Burger Technology AG (I)	28,251	322,453
Micronas Semiconductor Holding AG (I)	5,432	42,622
Mobilezone Holding AG	8,979	95,392
Mobimo Holding AG (I)	1,074	227,611
Nobel Biocare Holding AG (I)	22,850	335,194
OC Oerlikon Corp. AG (I)	61,781	893,835
Orascom Development Holding AG (I)	2,115	31,658

58

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Switzerland (continued)

Orell Fuessli Holding AG (I)	223	$22,313
Orior AG (I)	1,924	111,072
Panalpina Welttransport Holding AG	1,502	247,288
Phoenix Mecano AG	246	147,197
PSP Swiss Property AG (I)	67	5,740
PubliGroupe SA	479	48,451
Rieter Holding AG (I)	1,028	237,086
Romande Energie Holding SA	82	108,134
Schaffner Holding AG (I)	90	25,717
Schmolz & Bickenbach AG (I)	220,328	283,609
Schweiter Technologies AG (I)	355	247,053
Schweizerische National-Versicherungs-Gesellschaft AG	5,763	324,631
Siegfried Holding AG (I)	1,050	184,300
St. Galler Kantonalbank	426	164,028
Straumann Holding AG	56	10,402
Swiss Life Holding (I)	5,862	1,210,612
Swisslog Holding AG (I)	60,097	79,537
Swissquote Group Holding SA	2,362	101,060
Tamedia AG	641	76,029
Tecan Group AG (I)	1,738	192,181
Temenos Group AG (I)	9,240	244,104
Tornos SA (I)	2,185	11,430
U-Blox AG (I)	1,765	170,101
Valiant Holding AG	5,125	460,919
Valora Holding AG	1,349	330,879
Vaudoise Assurances Holding SA	338	143,500
Vetropack Holding AG	96	191,715
Von Roll Holding AG (I)	2,046	3,590
Vontobel Holding AG	8,772	323,381
Walliser Kantonalbank	31	26,353
Walter Meier AG	600	38,638
Ypsomed Holding AG (I)	776	55,561
Zehnder Group AG	3,259	152,800
Zueblin Immobilien Holding AG (I)	7,460	16,626
Zug Estates Holding AG (I)	69	91,293
Zuger Kantonalbank AG	48	248,475

Thailand 0.0%		20,227

Mermaid Maritime PCL	62,000	20,227

United Arab Emirates 0.0%		156,956

Lamprell PLC (I)	64,483	156,956

United Kingdom 19.1%		111,485,418

4imprint Group PLC	3,295	33,368
A.G.Barr PLC	16,658	150,473
Aberdeen Asset Management PLC	111,289	892,494
Afren PLC (I)	207,832	553,060
African Barrick Gold, Ltd.	4,879	13,663
Aga Rangemaster Group PLC (I)	16,809	40,174
Alent PLC	99,919	552,628
AMEC PLC	84,779	1,567,139
Amlin PLC	165,498	1,215,208
Anglo Pacific Group PLC	21,104	68,803
Anglo-Eastern Plantations PLC	3,323	36,766
Anite PLC	54,617	79,269

59

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

United Kingdom (continued)

Ashmore Group PLC	93,395	$600,267
Ashtead Group PLC	151,134	1,716,499
Avon Rubber PLC	2,655	25,229
Babcock International Group PLC	44,656	957,113
Balfour Beatty PLC	177,098	774,993
Bank of Georgia Holdings PLC	12,888	477,714
Barratt Developments PLC	338,761	1,820,221
BBA Aviation PLC	142,938	763,659
Bellway PLC	42,123	991,587
Berendsen PLC	49,436	744,250
Berkeley Group Holdings PLC	40,263	1,547,878
Betfair Group PLC	8,907	151,989
Bloomsbury Publishing PLC	15,482	43,427
Bodycote PLC	66,699	655,778
Booker Group PLC	487,010	1,312,655
Bovis Homes Group PLC	52,349	665,591
Braemar Seascope Group PLC	1,929	17,022
Brammer PLC (I)	22,960	168,975
Brewin Dolphin Holdings PLC	83,189	375,314
British Polythene Industries PLC (I)	8,247	98,388
Britvic PLC	46,801	517,573
BTG PLC (I)	111,260	1,009,046
Cable & Wireless Communications PLC	282,097	219,930
Cairn Energy PLC (I)	47,153	211,883
Capital & Counties Properties PLC	5,753	31,076
Capital & Regional PLC	10,673	7,388
Carclo PLC	7,141	32,565
Carillion PLC	113,187	557,881
Carr's Milling Industries PLC	520	14,402
Castings PLC (I)	6,764	46,712
Centaur Media PLC	19,732	17,715
Charles Stanley Group PLC (I)	5,789	45,495
Charles Taylor Consulting PLC	5,241	20,045
Chemring Group PLC	74,431	259,418
Chesnara PLC	36,756	177,991
Chime Communications PLC	15,470	77,757
Cineworld Group PLC	38,675	235,178
Clarkson PLC	2,633	86,087
Close Brothers Group PLC	48,826	1,074,377
Cobham PLC	339,361	1,467,422
Colt Telecom Group SA (I)	97,106	201,623
Communisis PLC	62,510	58,779
Computacenter PLC	19,382	212,172
Concentric AB	14,549	152,945
Consort Medical PLC	8,576	122,747
Costain Group PLC	7,708	37,040
Cranswick PLC	14,704	274,310
Creston PLC	10,587	15,938
Croda International PLC	12,602	479,058
CSR PLC	61,169	502,136
D.S. Smith PLC (I)	307,884	1,536,548
Daily Mail & General Trust PLC	83,972	1,255,751
Dairy Crest Group PLC	48,688	411,438
Darty PLC	69,973	100,122
De La Rue PLC	16,318	240,884
Debenhams PLC	348,350	550,226

60

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

United Kingdom (continued)

Dechra Pharmaceuticals PLC	22,458	$250,355
Development Securities PLC	39,022	140,351
Devro PLC	41,287	199,139
Dignity PLC	17,265	377,974
Diploma PLC	35,157	402,142
Dixons Retail PLC (I)	794,892	666,835
Domino Printing Sciences PLC	35,721	411,215
Domino's Pizza UK & IRL PLC	21,403	192,141
Drax Group PLC	129,743	1,467,063
Dunelm Group PLC	9,815	144,477
E2V Technologies PLC	9,409	23,848
easyJet PLC	33,346	776,307
Electrocomponents PLC	158,734	756,276
Elementis PLC	163,797	695,341
EnQuest PLC (I)	245,145	550,755
Enterprise Inns PLC (I)	170,881	385,387
Essentra PLC	39,644	530,660
Euromoney Institutional Investor PLC	13,047	265,241
F&C Asset Management PLC	118,107	180,930
Fenner PLC	35,780	262,002
Fidessa Group PLC	12,505	432,166
Findel PLC (I)	14,129	59,752
FirstGroup PLC	189,522	353,806
Fuller Smith & Turner PLC	9,805	154,350
Future PLC (I)	44,714	12,139
Galliford Try PLC	28,088	501,096
Gem Diamonds, Ltd. (I)	25,896	60,844
Genus PLC	10,500	213,672
Go-Ahead Group PLC (I)	13,166	352,745
Greene King PLC	69,987	996,694
Greggs PLC	20,213	146,092
Halfords Group PLC	64,908	518,141
Halma PLC	112,125	1,074,266
Hardy Oil & Gas PLC (I)	7,986	11,541
Hargreaves Lansdown PLC	29,861	591,425
Hays PLC	441,001	894,631
Headlam Group PLC (I)	15,937	107,971
Helical Bar PLC	37,218	202,338
Henry Boot PLC	14,125	45,843
Hikma Pharmaceuticals PLC	41,044	809,589
Hill & Smith Holdings PLC (I)	22,149	193,405
Hilton Food Group, Ltd.	1,897	13,206
Hochschild Mining PLC	32,648	75,696
Hogg Robinson Group PLC	48,756	61,195
Home Retail Group PLC	311,743	970,593
Homeserve PLC	97,976	411,290
Howden Joinery Group PLC	142,973	752,284
Hunting PLC	41,962	547,456
Huntsworth PLC	40,056	45,389
Hyder Consulting PLC	1,017	10,133
ICAP PLC	181,432	1,228,999
IG Group Holdings PLC	108,566	1,037,235
Imagination Technologies Group PLC (I)	12,900	52,409
Inchcape PLC	146,217	1,422,178
Inmarsat PLC	133,307	1,510,753
Innovation Group PLC (I)	301,238	172,564

61

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

United Kingdom (continued)

Intermediate Capital Group PLC	51,098	$354,272
International Personal Finance PLC	25,827	250,950
Interserve PLC	44,326	473,303
Invensys PLC	192,957	1,579,829
IP Group PLC (I)	72,634	228,186
ITE Group PLC (I)	70,611	355,668
J.D. Wetherspoon PLC	33,036	385,054
James Fisher & Sons PLC (I)	11,413	212,285
Jardine Lloyd Thompson Group PLC	40,678	680,997
Jazztel PLC (I)	44,312	465,712
JD Sports Fashion PLC	3,980	89,882
JKX Oil & Gas PLC (I)	17,585	20,856
John Menzies PLC	14,086	178,657
John Wood Group PLC	105,549	1,370,937
Johnston Press PLC (I)	131,792	30,470
Jupiter Fund Management PLC	93,351	593,410
Kcom Group PLC	195,710	317,147
Keller Group PLC	24,567	425,140
Kier Group PLC (I)	11,144	324,404
Ladbrokes PLC	271,129	773,365
Laird PLC	63,181	270,008
Lancashire Holdings, Ltd.	55,390	713,733
Laura Ashley Holdings PLC	68,094	30,238
Lavendon Group PLC (I)	27,203	80,315
Liontrust Asset Management PLC	5,127	20,806
London Stock Exchange Group PLC	15,257	406,080
Lonmin PLC (I)	134,717	686,502
Lookers PLC	78,274	156,172
Low & Bonar PLC	27,793	31,782
LSL Property Services PLC	10,635	70,468
Man Group PLC	602,130	872,648
Management Consulting Group PLC	85,894	37,318
Marshalls PLC	42,702	121,643
Marston's PLC	223,058	546,246
McBride PLC (I)	32,860	56,761
Mears Group PLC (I)	39,299	285,553
Mecom Group PLC	20,179	23,253
Meggitt PLC (I)	57,637	469,766
Melrose Industries PLC	398,931	1,906,334
Michael Page International PLC	54,611	423,832
Micro Focus International PLC	45,102	602,402
Millennium & Copthorne Hotels PLC	53,995	515,178
Mitchells & Butlers PLC (I)	67,354	455,124
Mitie Group PLC	73,967	376,929
Mondi PLC	16,807	275,391
Moneysupermarket.com Group PLC	47,068	139,970
Morgan Crucible Company PLC	98,684	472,857
Morgan Sindall PLC (I)	11,781	147,740
Mothercare PLC (I)	11,702	72,679
MWB Group Holdings PLC (I)	15,166	1,210
N. Brown Group PLC	48,689	430,685
National Express Group PLC	166,223	723,641
NCC Group, Ltd.	11,910	32,538
Norcros PLC	30,488	10,969
Northgate PLC	47,234	320,222
Novae Group PLC	17,166	164,875

62

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

United Kingdom (continued)

Ocado Group PLC (I)	67,657	$452,737
Optos PLC (I)	8,945	25,204
Oxford Biomedica PLC (I)	110,000	4,185
Oxford Instruments PLC	6,505	159,982
Pace PLC	97,208	501,852
PayPoint PLC	13,531	234,462
Pendragon PLC	248,415	146,078
Pennon Group PLC	120,792	1,273,711
Persimmon PLC (I)	69,046	1,310,160
Petropavlovsk PLC	25,670	26,241
Phoenix IT Group, Ltd.	10,564	22,868
Photo-Me International PLC (I)	31,185	71,819
Premier Farnell PLC	127,373	461,987
Premier Foods PLC (I)	61,231	121,962
Premier Oil PLC	175,219	892,804
Puma Brandenburg, Ltd., A Shares (I)	82,607	8,110
Puma Brandenburg, Ltd., B Shares (I)	82,607	3,379
Punch Taverns PLC (I)	147,074	26,751
PZ Cussons PLC	79,799	514,501
QinetiQ Group PLC	124,076	441,477
Quintain Estates & Development PLC (I)	181,720	278,008
R.E.A. Holdings PLC (I)	2,867	21,165
Rank Group PLC	7,361	17,695
Rathbone Brothers PLC	4,711	120,087
Redrow PLC (I)	102,557	471,638
Renishaw PLC	6,520	198,788
Renold PLC (I)	26,634	21,513
Rentokil Initial PLC	194,146	336,161
Restaurant Group PLC	62,568	589,636
Ricardo PLC	11,193	103,751
Rightmove PLC	18,818	780,582
RM PLC (I)	13,737	25,283
Robert Walters PLC	8,872	45,569
Rotork PLC	16,234	752,259
RPC Group PLC	54,776	447,073
RPS Group PLC	53,593	274,345
Salamander Energy PLC (I)	49,302	82,747
Savills PLC	43,906	466,573
SDL PLC	15,813	70,608
Senior PLC	148,012	700,714
Sepura PLC	12,332	25,008
Serco Group PLC	157,045	1,170,609
Severfield Rowen PLC (I)	65,454	67,161
Shanks Group PLC	165,728	292,695
SIG PLC (I)	214,506	754,148
Smiths News PLC	61,486	221,129
Soco International PLC (I)	68,528	448,138
Spectris PLC	35,126	1,397,897
Speedy Hire PLC	226,833	187,225
Spirax-Sarco Engineering PLC	22,123	1,060,730
Spirent Communications PLC	110,810	196,545
Spirit Pub Company PLC	176,049	208,013
Sportech PLC (I)	2,345	3,338
Sports Direct International PLC (I)	29,388	354,575
St James's Place PLC	32,947	344,979
St. Ives Group PLC	31,383	90,780

63

International Small Company Fund
As of 11-30-13 (Unaudited)

	Shares	Value

United Kingdom (continued)

St. Modwen Properties PLC	67,348	$393,787
Stagecoach Group PLC	129,101	771,412
Sthree PLC	25,114	134,035
Stolt-Nielsen, Ltd.	8,163	222,594
SuperGroup PLC (I)	11,805	231,772
Synergy Health PLC	17,077	295,822
TalkTalk Telecom Group PLC	105,324	468,815
Taylor Wimpey PLC	1,064,103	1,849,756
Ted Baker PLC	5,384	176,264
Telecity Group PLC	9,897	113,554
Telecom Plus PLC (I)	8,593	263,840
Thomas Cook Group PLC (I)	512,467	1,453,681
Thorntons PLC (I)	12,490	27,360
Topps Tiles PLC	39,596	81,428
Torotrak PLC (I)	880	333
Travis Perkins PLC	44,505	1,304,302
Tribal Group PLC	3,692	10,505
Trifast PLC	7,340	9,601
Trinity Mirror PLC (I)	103,423	306,994
TT electronics PLC	55,567	179,136
TUI Travel PLC	68,961	414,313
Tullett Prebon PLC	72,881	398,858
UBM PLC	11,368	126,460
UK Mail Group PLC (I)	6,109	59,967
Ultra Electronics Holdings PLC	22,687	679,578
Unite Group PLC	65,531	426,077
UTV Media PLC	12,462	43,431
Vectura Group PLC (I)	77,999	146,763
Vesuvius PLC	105,601	838,617
Victrex PLC	15,426	407,944
Vislink PLC (I)	10,699	7,965
Vitec Group PLC	3,750	39,030
Volex Group PLC	6,093	11,491
VP PLC (I)	664	5,913
W.S. Atkins PLC	24,376	534,854
WHSmith PLC	41,262	637,491
William Hill PLC	155,848	981,883
Wilmington Group PLC (I)	8,311	30,855
Wincanton PLC (I)	11,768	23,763
Wolfson Microelectronics PLC (I)	19,545	47,476
Xaar PLC	18,927	309,972
Xchanging PLC	74,399	185,284
Yule Catto & Company PLC (I)	91,958	347,038

United States 0.2%		1,349,254

AgJunction, Inc. (I)	10,400	11,060
Alacer Gold Corp.	24,834	49,315
Argonaut Gold, Inc. (I)	33,554	178,104
Atna Resources, Ltd. (I)	16,098	1,742
Bauer Performance Sports, Ltd. (I)	7,233	93,939
BNK Petroleum, Inc. (I)	14,500	24,427
Boart Longyear, Ltd. (L)	78,496	21,414
Diligent Board Member Services, Inc. (I)	7,635	24,132
Equal Energy, Ltd.	2,743	13,852
Equal Energy, Ltd. (Toronto Exchange)	729	3,671
Golden Star Resources, Ltd. (I)(L)	13,800	6,210

64

International Small Company Fund
As of 11-30-13 (Unaudited)

		Shares	Value

United States (continued)

Golden Star Resources, Ltd. (Toronto Exchange) (I)		38,298	$17,301
International Minerals Corp.		3,700	9,889
Jaguar Mining, Inc. (I)		2,112	159
Kofax PLC (I)		21,135	136,750
Ram Power Corp. (I)		11,984	1,128
Sims Metal Management, Ltd. (I)		53,045	493,304
Thompson Creek Metals Company, Inc. (I)(L)		12,600	35,406
Thompson Creek Metals Company, Inc. (Toronto Exchange) (I)		61,272	171,842
UR-Energy, Inc. (I)		10,200	11,711
WaterFurance Renewable Energy, Inc.		1,794	43,898

Preferred Securities 0.0%			$1,302

(Cost $2,309)

France 0.0%			1,302

Valneva SE (I)		2,827	1,302

Warrants 0.0%			$119

(Cost $0)

Seat Pagine Gialle SpA (Expiration Date: 8-31-14) (I)(N)		130,315	119

Rights 0.0%			$122,522

(Cost $2,951)

Alcatel-Lucent (I)(N)		349,000	99,587
Cancom SE (I)(N)		4,955	6,087
Cudeco, Ltd. (Expiration Date: 12-11-13) (I)(L)(N)		3,641	43
Ram Power Corp. (I)(N)		11,984	56
Tanami Gold NL (Expiration Date: 12-18-13) (I)(N)		35,275	128
Technopolis OYJ (I)(N)		27,000	15,002
Telecom Plus PLC (I)(N)		246	1,619

	Yield (%)	Shares	Value

Securities Lending Collateral 3.6%			$20,788,118

(Cost $20,786,708)

John Hancock Collateral Investment Trust (W)	0.1849(Y)	2,077,129	20,788,118

Short-Term Investments 0.0%			$196,281

(Cost $196,281)

Money Market Funds 0.0%			196,281

State Street Institutional Liquid Reserves Fund	0.0719(Y)	196,281	196,281

Total investments (Cost $504,188,683)† 102.9%			$599,977,015

Other assets and liabilities, net (2.9%)			($17,130,149)

Total net assets 100.0%			$582,846,866

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 11-30-13. The value of securities on loan amounted to $19,590,750.

(N) Strike price and/or expiration date not available.

(Y) The rate shown is the annualized seven-day yield as of 11-30-13.

65

International Small Company Fund
As of 11-30-13 (Unaudited)

(W) The subadvisor is an affiliate of the advisor and/or the fund and represents the investment of securities lending collateral received.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $506,637,582. Net unrealized appreciation aggregated $93,339,433, of which $135,893,407 related to appreciated investment securities and $42,553,974 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 11-30-13:

Industrials	25.0%
Consumer Discretionary	20.1%
Financials	14.7%
Materials	9.8%
Information Technology	8.3%
Energy	6.1%
Health Care	5.8%
Consumer Staples	5.5%
Utilities	2.2%
Telecommunication Services	1.8%
Short-Term Investments & Other	0.7%

Total	100.0%

66

International Small Company Fund
As of 11-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

67

International Small Company Fund

As of 11-30-13 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	11-30-13	Price	Inputs	Inputs
Common Stocks
Australia	$31,538,552	$55,891	$31,340,581	$142,080
Austria	5,367,995	—	5,367,995	—
Bahamas	102,240	—	102,240	—
Belgium	6,556,614	—	6,556,614	—
Bermuda	2,469,034	—	2,469,034	—
Canada	52,257,826	52,254,206	3,620	—
Cayman Islands	11,212	11,212	—	—
China	152,890	—	152,890	—
Colombia	18,541	18,541	—	—
Cyprus	249,665	—	249,665	—
Denmark	9,730,527	—	9,730,527	—
Faroe Islands	70,535	—	70,535	—
Finland	14,795,662	—	14,795,662	—
France	25,179,499	—	25,175,508	3,991
Gabon	129,187	—	129,187	—
Germany	31,782,316	46,502	31,735,814	—
Gibraltar	644,472	—	644,472	—
Greece	2,788,838	—	2,788,737	101
Guernsey, Channel Islands	59,219	6,240	52,979	—
Hong Kong	20,012,341	9,049	19,970,973	32,319
India	535,744	—	535,744	—
Ireland	9,212,684	—	9,212,684	—
Isle of Man	80,844	—	80,844	—
Israel	5,759,347	365,058	5,394,289	—
Italy	20,470,775	—	20,470,524	251
Japan	126,681,572	—	126,681,572	—
Jersey, Channel Islands	1,112,505	—	1,112,505	—
Liechtenstein	335,339	—	335,339	—
Luxembourg	1,353,486	—	1,353,486	—
Malaysia	87,592	—	87,592	—
Malta	414,747	—	414,747	—
Mauritius	149,146	—	149,146	—
Monaco	52,059	—	52,059	—
Mongolia	81,115	—	81,115	—
Netherlands	12,743,240	—	12,743,240	—
New Zealand	5,987,279	—	5,987,279	—
Norway	5,994,894	—	5,994,894	—
Portugal	4,208,810	—	4,208,810	—
Russia	26,165	—	26,165	—
Singapore	9,552,057	—	9,552,057	—
Spain	7,670,961	—	7,670,961	—
Sweden	20,803,370	—	20,803,370	—
Switzerland	28,625,922	—	28,625,922	—
Thailand	20,227	—	20,227	—
United Arab Emirates	156,956	—	156,956	—
United Kingdom	111,485,418	—	111,472,719	12,699
United States	1,349,254	673,654	675,600	—
Preferred Securities	1,302	—	1,302	—
Warrants	119	—	119	—
Rights	122,522	120,903	1,619	—
Securities Lending Collateral	20,788,118	20,788,118	—	—
Short-Term Investments	196,281	196,281	—	—

Total Investments in Securities	$599,977,015	$74,545,655	$525,239,919	$191,441

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

68

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock International Small Company Fund.

424Q1 11/13
1/14

John Hancock INVESTMENTS

John Hancock Retirement Living through Portfolios

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

Retirement Living through 2050 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

EQUITY - 91.3%

John Hancock Funds II (G) - 85.5%
Alpha Opportunities, Class NAV
(Wellington)	333,899	$4,671,242
Blue Chip Growth, Class NAV (T.
Rowe Price)	119,766	3,997,793
Capital Appreciation, Class NAV
(Jennison)	197,306	3,413,391
Capital Appreciation Value, Class
NAV (T.Rowe Price)	405,679	5,371,191
China Emerging Leaders, Class
NAV (Atlantis)	149,617	1,368,997
Emerging Markets, Class NAV
(DFA)	810,857	8,538,322
Equity-Income, Class NAV (T.
Rowe Price)	144,052	2,924,257
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	100,946	1,367,813
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	171,468	2,429,699
Fundamental Value, Class NAV
(Davis)	93,492	1,942,755
Global Equity, Class NAV (John
Hancock1) (A)(I)	123,541	1,356,482
Global Real Estate, Class NAV
(Deutsche)	98,499	841,179
Health Sciences, Class NAV (T.
Rowe Price)	105,359	2,118,773
International Growth Stock, Class
NAV (Invesco)	114,740	1,535,219
International Small Cap, Class
NAV (Franklin Templeton)	149,647	2,796,907
International Small Company,
Class NAV (DFA)	273,104	2,799,320
International Value, Class NAV
(Templeton)	190,207	3,353,356
Mid Cap Stock, Class NAV
(Wellington)	160,377	3,722,347
Mid Value, Class NAV (T. Rowe
Price)	184,757	3,037,403
Mutual Shares, Class NAV
(Franklin)	64,073	937,384
Natural Resources, Class NAV
(RS Investments/Wellington)	177,466	2,977,878
Real Estate Equity, Class NAV (T.
Rowe Price)	82,176	797,931
Redwood, Class NAV (Allianz)	121,693	1,390,953
Science & Technology, Class NAV
(T. Rowe Price/Allianz) (I)	364,331	4,579,637
Small Cap Growth, Class NAV
(Wellington)	71,268	816,024

1

Retirement Living through 2050 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

Small Cap Value, Class NAV
(Wellington)	29,009	$612,680
Small Company Growth, Class
NAV (Invesco)	35,658	731,702
Small Company Value, Class NAV
(T. Rowe Price)	28,966	1,081,305
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	4,571,355	60,159,031
U.S. Equity, Class NAV (GMO)	159,553	2,291,178
Value, Class NAV (Invesco)	101,505	1,244,453

John Hancock Funds III (G) - 5.8%
Disciplined Value, Class NAV
(Robeco)	70,818	1,310,841
Global Shareholder Yield, Class
NAV (Epoch)	161,276	1,919,183
International Core, Class NAV
(GMO)	51,483	1,801,390
International Value Equity, Class
NAV (John Hancock1) (A)	96,868	928,969
Strategic Growth, Class NAV
(John Hancock1) (A)	201,725	3,165,072

FIXED INCOME - 4.4%

John Hancock Funds II (G) - 4.4%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	57,663	588,161
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	30,444	288,612
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	16,690	158,051
Floating Rate Income, Class NAV
(WAMCO)	143,635	1,354,481
Global Bond, Class NAV (PIMCO)	14,903	178,991
Global High Yield, Class NAV
(Stone Harbor)	51,308	511,545
High Yield, Class NAV (WAMCO)	63,541	600,459
Real Return Bond, Class NAV
(PIMCO)	19,766	225,525
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	55,868	573,203
Spectrum Income, Class NAV (T.
Rowe Price)	45,406	506,726
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	75,067	824,987
Total Return, Class NAV (PIMCO)	42,223	588,161
U.S. High Yield Bond, Class NAV
(Wells Capital)	47,355	600,459

ALTERNATIVE - 4.3%

John Hancock Funds II (G) - 2.8%
Currency Strategies, Class NAV
(First Quadrant)	310,039	3,162,399

2

Retirement Living through 2050 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

Global Absolute Return Strategies,
Class NAV (Standard Life)	115,705	$1,288,952

John Hancock Funds (G) - 1.5%
Financial Industries, Class NAV
(John Hancock1) (A)	145,078	2,361,875

Total investments (Cost $134,809,178) - 100.0%		$158,144,644

Other assets and liabilities, net - 0.0%		35,480

TOTAL NET ASSETS - 100.0%		$158,180,124

Percentages are based upon net assets.

3

Retirement Living through 2045 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

EQUITY - 91.3%

John Hancock Funds II (G) - 85.6%
Alpha Opportunities, Class NAV
(Wellington)	1,537,664	$21,511,923
Blue Chip Growth, Class NAV (T.
Rowe Price)	551,544	18,410,549
Capital Appreciation, Class NAV
(Jennison)	907,184	15,694,275
Capital Appreciation Value, Class
NAV (T.Rowe Price)	1,863,587	24,673,893
China Emerging Leaders, Class
NAV (Atlantis)	811,939	7,429,239
Emerging Markets, Class NAV
(DFA)	3,750,616	39,493,988
Equity-Income, Class NAV (T.
Rowe Price)	661,261	13,423,603
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	464,873	6,299,023
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	789,640	11,189,199
Fundamental Value, Class NAV
(Davis)	545,960	11,345,057
Global Equity, Class NAV (John
Hancock1) (A)(I)	568,929	6,246,843
Global Real Estate, Class NAV
(Deutsche)	445,447	3,804,114
Health Sciences, Class NAV (T.
Rowe Price)	614,726	12,362,135
International Growth Stock, Class
NAV (Invesco)	524,334	7,015,586
International Small Cap, Class
NAV (Franklin Templeton)	686,294	12,826,832
International Small Company,
Class NAV (DFA)	1,277,215	13,091,458
International Value, Class NAV
(Templeton)	917,303	16,172,059
Mid Cap Stock, Class NAV
(Wellington)	738,564	17,142,072
Mid Value, Class NAV (T. Rowe
Price)	845,415	13,898,616
Mutual Shares, Class NAV
(Franklin)	312,617	4,573,584
Natural Resources, Class NAV
(RS Investments/Wellington)	808,710	13,570,146
Real Estate Equity, Class NAV (T.
Rowe Price)	370,787	3,600,340
Redwood, Class NAV (Allianz)	553,131	6,322,291
Science & Technology, Class NAV
(T. Rowe Price/Allianz) (I)	1,674,595	21,049,657

4

Retirement Living through 2045 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

Small Cap Growth, Class NAV
(Wellington)	326,639	$3,740,022
Small Cap Value, Class NAV
(Wellington)	133,240	2,814,019
Small Company Growth, Class
NAV (Invesco)	164,212	3,369,621
Small Company Value, Class NAV
(T. Rowe Price)	133,282	4,975,427
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	21,051,906	277,043,083
U.S. Equity, Class NAV (GMO)	734,522	10,547,734
Value, Class NAV (Invesco)	467,449	5,730,927

John Hancock Funds III (G) - 5.7%
Disciplined Value, Class NAV
(Robeco)	325,742	6,029,476
Global Shareholder Yield, Class
NAV (Epoch)	742,013	8,829,957
International Core, Class NAV
(GMO)	239,766	8,389,418
International Value Equity, Class
NAV (John Hancock1) (A)	441,552	4,234,479
Strategic Growth, Class NAV
(John Hancock1) (A)	928,982	14,575,722

FIXED INCOME - 4.3%

John Hancock Funds II (G) - 4.3%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	255,780	2,608,960
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	150,770	1,429,301
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	73,987	700,655
Floating Rate Income, Class NAV
(WAMCO)	637,376	6,010,460
Global Bond, Class NAV (PIMCO)	66,109	793,967
Global High Yield, Class NAV
(Stone Harbor)	227,701	2,270,182
High Yield, Class NAV (WAMCO)	281,853	2,663,513
Real Return Bond, Class NAV
(PIMCO)	87,523	998,633
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	247,895	2,543,404
Spectrum Income, Class NAV (T.
Rowe Price)	201,410	2,247,731
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	333,096	3,660,728
Total Return, Class NAV (PIMCO)	187,291	2,608,960
U.S. High Yield Bond, Class NAV
(Wells Capital)	210,222	2,665,615

5

Retirement Living through 2045 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

ALTERNATIVE - 4.4%

John Hancock Funds II (G) - 2.9%
Currency Strategies, Class NAV
(First Quadrant)	1,435,278	$14,639,833
Global Absolute Return Strategies,
Class NAV (Standard Life)	629,393	7,011,443

John Hancock Funds (G) - 1.5%
Financial Industries, Class NAV
(John Hancock1) (A)	668,112	10,876,856

Total investments (Cost $555,781,798) - 100.0%		$735,156,608

Other assets and liabilities, net - 0.0%		145,603

TOTAL NET ASSETS - 100.0%		$735,302,211

Percentages are based upon net assets.

6

Retirement Living through 2040 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

EQUITY - 91.3%

John Hancock Funds II (G) - 85.6%
Alpha Opportunities, Class NAV
(Wellington)	1,585,822	$22,185,654
Blue Chip Growth, Class NAV (T.
Rowe Price)	568,818	18,987,148
Capital Appreciation, Class NAV
(Jennison)	935,596	16,185,803
Capital Appreciation Value, Class
NAV (T.Rowe Price)	1,916,601	25,375,791
China Emerging Leaders, Class
NAV (Atlantis)	810,785	7,418,684
Emerging Markets, Class NAV
(DFA)	3,840,036	40,435,581
Equity-Income, Class NAV (T.
Rowe Price)	681,423	13,832,889
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	478,686	6,486,194
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	814,371	11,539,633
Fundamental Value, Class NAV
(Davis)	560,327	11,643,591
Global Equity, Class NAV (John
Hancock1) (A)(I)	586,748	6,442,488
Global Real Estate, Class NAV
(Deutsche)	459,768	3,926,415
Health Sciences, Class NAV (T.
Rowe Price)	631,526	12,699,985
International Growth Stock, Class
NAV (Invesco)	539,519	7,218,770
International Small Cap, Class
NAV (Franklin Templeton)	708,986	13,250,944
International Small Company,
Class NAV (DFA)	1,319,677	13,526,689
International Value, Class NAV
(Templeton)	940,504	16,581,077
Mid Cap Stock, Class NAV
(Wellington)	761,695	17,678,944
Mid Value, Class NAV (T. Rowe
Price)	866,395	14,243,533
Mutual Shares, Class NAV
(Franklin)	322,547	4,718,869
Natural Resources, Class NAV
(RS Investments/Wellington)	834,709	14,006,424
Real Estate Equity, Class NAV (T.
Rowe Price)	381,891	3,708,162
Redwood, Class NAV (Allianz)	570,860	6,524,931
Science & Technology, Class NAV
(T. Rowe Price/Allianz) (I)	1,726,569	21,702,974

7

Retirement Living through 2040 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

Small Cap Growth, Class NAV
(Wellington)	336,869	$3,857,155
Small Cap Value, Class NAV
(Wellington)	137,412	2,902,151
Small Company Growth, Class
NAV (Invesco)	169,354	3,475,154
Small Company Value, Class NAV
(T. Rowe Price)	137,457	5,131,252
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	21,711,230	285,719,786
U.S. Equity, Class NAV (GMO)	757,676	10,880,231
Value, Class NAV (Invesco)	482,089	5,910,414

John Hancock Funds III (G) - 5.7%
Disciplined Value, Class NAV
(Robeco)	336,010	6,219,543
Global Shareholder Yield, Class
NAV (Epoch)	757,841	9,018,302
International Core, Class NAV
(GMO)	246,348	8,619,732
International Value Equity, Class
NAV (John Hancock1) (A)	455,747	4,370,617
Strategic Growth, Class NAV
(John Hancock1) (A)	958,076	15,032,219

FIXED INCOME - 4.3%

John Hancock Funds II (G) - 4.3%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	263,769	2,690,444
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	155,221	1,471,491
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	76,298	722,538
Floating Rate Income, Class NAV
(WAMCO)	657,283	6,198,181
Global Bond, Class NAV (PIMCO)	68,174	818,765
Global High Yield, Class NAV
(Stone Harbor)	234,813	2,341,085
High Yield, Class NAV (WAMCO)	290,656	2,746,701
Real Return Bond, Class NAV
(PIMCO)	90,256	1,029,823
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	255,637	2,622,840
Spectrum Income, Class NAV (T.
Rowe Price)	207,700	2,317,933
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	343,500	3,775,061
Total Return, Class NAV (PIMCO)	193,140	2,690,444
U.S. High Yield Bond, Class NAV
(Wells Capital)	216,788	2,748,869

8

Retirement Living through 2040 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

ALTERNATIVE - 4.4%

John Hancock Funds II (G) - 2.9%
Currency Strategies, Class NAV
(First Quadrant)	1,471,684	$15,011,180
Global Absolute Return Strategies,
Class NAV (Standard Life)	647,587	7,214,122

John Hancock Funds (G) - 1.5%
Financial Industries, Class NAV
(John Hancock1) (A)	689,036	11,217,508

Total investments (Cost $575,104,855) - 100.0%		$757,074,714

Other assets and liabilities, net - 0.0%		67,200

TOTAL NET ASSETS - 100.0%		$757,141,914

Percentages are based upon net assets.

9

Retirement Living through 2035 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

EQUITY - 90.3%

John Hancock Funds II (G) - 84.6%
Alpha Opportunities, Class NAV
(Wellington)	2,024,004	$28,315,821
Blue Chip Growth, Class NAV (T.
Rowe Price)	736,265	24,576,534
Capital Appreciation, Class NAV
(Jennison)	1,211,135	20,952,643
Capital Appreciation Value, Class
NAV (T.Rowe Price)	2,494,621	33,028,784
China Emerging Leaders, Class
NAV (Atlantis)	1,068,648	9,778,126
Emerging Markets, Class NAV
(DFA)	4,882,732	51,415,171
Equity-Income, Class NAV (T.
Rowe Price)	883,135	17,927,649
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	609,435	8,257,847
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	1,038,553	14,716,293
Fundamental Value, Class NAV
(Davis)	720,938	14,981,088
Global Equity, Class NAV (John
Hancock1) (A)(I)	759,442	8,338,677
Global Real Estate, Class NAV
(Deutsche)	606,401	5,178,667
Health Sciences, Class NAV (T.
Rowe Price)	733,087	14,742,389
International Growth Stock, Class
NAV (Invesco)	685,764	9,175,524
International Small Cap, Class
NAV (Franklin Templeton)	903,129	16,879,488
International Small Company,
Class NAV (DFA)	1,641,472	16,825,088
International Value, Class NAV
(Templeton)	1,182,249	20,843,045
Mid Cap Stock, Class NAV
(Wellington)	969,566	22,503,637
Mid Value, Class NAV (T. Rowe
Price)	1,116,751	18,359,391
Mutual Shares, Class NAV
(Franklin)	414,515	6,064,354
Natural Resources, Class NAV
(RS Investments/Wellington)	1,067,920	17,919,704
Real Estate Equity, Class NAV (T.
Rowe Price)	496,688	4,822,845
Redwood, Class NAV (Allianz)	730,098	8,345,023
Science & Technology, Class NAV
(T. Rowe Price/Allianz) (I)	2,210,380	27,784,472

10

Retirement Living through 2035 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

Small Cap Growth, Class NAV
(Wellington)	419,654	$4,805,040
Small Cap Value, Class NAV
(Wellington)	170,982	3,611,138
Small Company Growth, Class
NAV (Invesco)	210,833	4,326,302
Small Company Value, Class NAV
(T. Rowe Price)	172,106	6,424,705
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	27,722,268	364,825,049
U.S. Equity, Class NAV (GMO)	988,126	14,189,485
Value, Class NAV (Invesco)	620,195	7,603,589

John Hancock Funds III (G) - 5.7%
Disciplined Value, Class NAV
(Robeco)	435,338	8,058,105
Global Shareholder Yield, Class
NAV (Epoch)	1,002,844	11,933,839
International Core, Class NAV
(GMO)	309,172	10,817,938
International Value Equity, Class
NAV (John Hancock1) (A)	578,444	5,547,275
Strategic Growth, Class NAV
(John Hancock1) (A)	1,221,055	19,158,356

FIXED INCOME - 5.3%

John Hancock Funds II (G) - 5.3%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	422,764	4,312,188
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	244,557	2,318,399
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	122,416	1,159,284
Floating Rate Income, Class NAV
(WAMCO)	1,054,515	9,944,081
Global Bond, Class NAV (PIMCO)	109,901	1,319,916
Global High Yield, Class NAV
(Stone Harbor)	378,234	3,770,997
High Yield, Class NAV (WAMCO)	465,405	4,398,076
Real Return Bond, Class NAV
(PIMCO)	144,758	1,651,690
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	409,931	4,205,890
Spectrum Income, Class NAV (T.
Rowe Price)	332,524	3,710,969
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	550,841	6,053,747
Total Return, Class NAV (PIMCO)	309,561	4,312,188
U.S. High Yield Bond, Class NAV
(Wells Capital)	347,125	4,401,547

11

Retirement Living through 2035 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

ALTERNATIVE - 4.4%

John Hancock Funds II (G) - 2.9%
Currency Strategies, Class NAV
(First Quadrant)	1,911,534	$19,497,644
Global Absolute Return Strategies,
Class NAV (Standard Life)	831,213	9,259,716

John Hancock Funds (G) - 1.5%
Financial Industries, Class NAV
(John Hancock1) (A)	885,811	14,421,006

Total investments (Cost $744,889,442) - 100.0%		$977,770,419

Other assets and liabilities, net - 0.0%		145,509

TOTAL NET ASSETS - 100.0%		$977,915,928

Percentages are based upon net assets.

12

Retirement Living through 2030 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

EQUITY - 84.6%

John Hancock Funds II (G) - 79.2%
Alpha Opportunities, Class NAV
(Wellington)	2,158,130	$30,192,232
Blue Chip Growth, Class NAV (T.
Rowe Price)	840,387	28,052,106
Capital Appreciation, Class NAV
(Jennison)	1,377,322	23,827,663
Capital Appreciation Value, Class
NAV (T.Rowe Price)	3,349,703	44,350,070
China Emerging Leaders, Class
NAV (Atlantis)	1,141,390	10,443,718
Emerging Markets, Class NAV
(DFA)	5,165,200	54,389,553
Equity-Income, Class NAV (T.
Rowe Price)	1,017,150	20,648,137
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	781,214	10,585,454
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	1,155,541	16,374,021
Fundamental Value, Class NAV
(Davis)	792,490	16,467,944
Global Equity, Class NAV (John
Hancock1) (A)(I)	919,395	10,094,958
Global Real Estate, Class NAV
(Deutsche)	770,668	6,581,507
Health Sciences, Class NAV (T.
Rowe Price)	927,377	18,649,544
International Growth Stock, Class
NAV (Invesco)	714,045	9,553,920
International Small Cap, Class
NAV (Franklin Templeton)	981,241	18,339,402
International Small Company,
Class NAV (DFA)	1,737,667	17,811,089
International Value, Class NAV
(Templeton)	1,243,890	21,929,772
Mid Cap Stock, Class NAV
(Wellington)	1,082,303	25,120,257
Mid Value, Class NAV (T. Rowe
Price)	1,245,220	20,471,416
Mutual Shares, Class NAV
(Franklin)	481,064	7,037,967
Natural Resources, Class NAV
(RS Investments/Wellington)	1,130,740	18,973,810
Real Estate Equity, Class NAV (T.
Rowe Price)	592,545	5,753,614
Redwood, Class NAV (Allianz)	891,422	10,188,957
Science and Technology, Class
NAV (T. Rowe Price/Allianz) (I)	2,479,838	31,171,567

13

Retirement Living through 2030 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

Small Cap Growth, Class NAV
(Wellington)	376,623	$4,312,328
Small Cap Value, Class NAV
(Wellington)	161,389	3,408,533
Small Company Growth, Class
NAV (Invesco)	193,657	3,973,850
Small Company Value, Class NAV
(T. Rowe Price)	167,950	6,269,563
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	31,493,813	414,458,582
U.S. Equity, Class NAV (GMO)	1,399,201	20,092,529
Value, Class NAV (Invesco)	650,491	7,975,017

John Hancock Funds III (G) - 5.4%
Disciplined Value, Class NAV
(Robeco)	499,695	9,249,357
Global Shareholder Yield, Class
NAV (Epoch)	1,417,122	16,863,750
International Core, Class NAV
(GMO)	325,149	11,376,966
International Value Equity, Class
NAV (John Hancock1) (A)	590,719	5,664,995
Strategic Growth, Class NAV
(John Hancock1) (A)	1,341,983	21,055,706

FIXED INCOME - 11.1%

John Hancock Funds II (G) - 10.9%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	1,077,834	10,993,905
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	617,294	5,851,945
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	310,017	2,935,859
Floating Rate Income, Class NAV
(WAMCO)	2,696,520	25,428,180
Global Bond, Class NAV (PIMCO)	278,994	3,350,720
Global High Yield, Class NAV
(Stone Harbor)	962,110	9,592,235
High Yield, Class NAV (WAMCO)	1,124,534	10,626,846
Real Return Bond, Class NAV
(PIMCO)	368,128	4,200,345
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	1,005,642	10,317,890
Spectrum Income, Class NAV (T.
Rowe Price)	830,907	9,272,919
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	1,372,452	15,083,247
Total Return, Class NAV (PIMCO)	787,886	10,975,248
U.S. High Yield Bond, Class NAV
(Wells Capital)	843,516	10,695,780

14

Retirement Living through 2030 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

John Hancock Variable Insurance Trust (G) - 0.2%
Bond Trust, Series NAV (John
Hancock1) (A)	237,190	$2,348,185

ALTERNATIVE - 4.3%

John Hancock Funds II (G) - 2.9%
Currency Strategies, Class NAV
(First Quadrant)	2,293,733	23,396,072
Global Absolute Return Strategies,
Class NAV (Standard Life)	1,006,229	11,209,395

John Hancock Funds (G) - 1.4%
Financial Industries, Class NAV
(John Hancock1) (A)	980,035	15,954,970

Total investments (Cost $910,500.873) - 100.0%		$1,183,943,595

Other assets and liabilities, net - 0.0%		132,519

TOTAL NET ASSETS - 100.0%		$1,184,076,114

Percentages are based upon net assets.

15

Retirement Living through 2025 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

EQUITY - 75.7%

John Hancock Funds II (G) - 70.8%
Alpha Opportunities, Class NAV
(Wellington)	1,991,718	$27,864,128
Blue Chip Growth, Class NAV (T.
Rowe Price)	821,481	27,421,044
Capital Appreciation, Class NAV
(Jennison)	1,350,201	23,358,470
Capital Appreciation Value, Class
NAV (T.Rowe Price)	3,904,371	51,693,878
China Emerging Leaders, Class
NAV (Atlantis)	1,120,420	10,251,842
Emerging Markets, Class NAV
(DFA)	4,810,954	50,659,350
Equity-Income, Class NAV (T.
Rowe Price)	994,133	20,180,903
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	878,342	11,901,532
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	1,122,386	15,904,206
Fundamental Value, Class NAV
(Davis)	798,287	16,588,401
Global Equity, Class NAV (John
Hancock1) (A)(I)	969,850	10,648,949
Global Real Estate, Class NAV
(Deutsche)	971,981	8,300,721
Health Sciences, Class NAV (T.
Rowe Price)	859,473	17,284,001
International Growth Stock, Class
NAV (Invesco)	655,740	8,773,807
International Small Cap, Class
NAV (Franklin Templeton)	924,758	17,283,735
International Small Company,
Class NAV (DFA)	1,725,299	17,684,311
International Value, Class NAV
(Templeton)	1,184,025	20,874,369
Mid Cap Stock, Class NAV
(Wellington)	1,056,866	24,529,855
Mid Value, Class NAV (T. Rowe
Price)	1,161,932	19,102,162
Mutual Shares, Class NAV
(Franklin)	475,150	6,951,442
Natural Resources, Class NAV
(RS Investments/Wellington)	1,166,447	19,572,983
Real Estate Equity, Class NAV (T.
Rowe Price)	673,164	6,536,424
Redwood, Class NAV (Allianz)	992,549	11,344,834
Science and Technology, Class
NAV (T. Rowe Price/Allianz) (I)	2,530,396	31,807,080

16

Retirement Living through 2025 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

Small Cap Growth, Class NAV
(Wellington)	306,564	$3,510,160
Small Company Growth, Class
NAV (Invesco)	158,087	3,243,936
Small Company Value, Class NAV
(T. Rowe Price)	218,442	8,154,433
Strategic Equity Allocation Fund,
Class NAV (John Hancock1) (A)	31,678,904	416,894,382
U.S. Equity, Class NAV (GMO)	1,682,154	24,155,738
Value, Class NAV (Invesco)	654,050	8,018,659

John Hancock Funds III (G) - 4.9%
Disciplined Value, Class NAV
(Robeco)	493,326	9,131,458
Global Shareholder Yield, Class
NAV (Epoch)	1,653,428	19,675,796
International Core, Class NAV
(GMO)	302,158	10,572,494
International Value Equity, Class
NAV (John Hancock1) (A)	556,746	5,339,198
Strategic Growth, Class NAV
(John Hancock1) (A)	1,296,844	20,347,480

FIXED INCOME - 20.1%

John Hancock Funds II (G) - 19.9%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	2,701,540	27,555,711
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	963,690	9,135,785
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	540,336	5,116,985
Floating Rate Income, Class NAV
(WAMCO)	5,175,274	48,802,829
Global Bond, Class NAV (PIMCO)	649,326	7,798,408
Global High Yield, Class NAV
(Stone Harbor)	1,796,193	17,908,044
High Yield, Class NAV (WAMCO)	2,066,440	19,527,855
Real Return Bond, Class NAV
(PIMCO)	713,846	8,144,983
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	2,110,902	21,657,851
Spectrum Income, Class NAV (T.
Rowe Price)	1,808,331	20,180,970
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	2,820,847	31,001,103
Total Return, Class NAV (PIMCO)	1,978,156	27,555,711
U.S. High Yield Bond, Class NAV
(Wells Capital)	1,541,656	19,548,193

John Hancock Variable Insurance Trust (G) - 0.2%
Bond Trust, Series NAV (John
Hancock1) (A)	269,855	2,671,564

17

Retirement Living through 2025 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

ALTERNATIVE - 4.2%

John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV
(First Quadrant)	2,668,259	$27,216,240
Global Absolute Return Strategies,
Class NAV (Standard Life)	1,191,746	13,276,053

John Hancock Funds (G) - 1.2%
Financial Industries, Class NAV
(John Hancock1) (A)	964,816	15,707,200

Total investments (Cost $1,045,169,571) - 100.0%		$1,328,367,646

Other assets and liabilities, net - 0.0%		24,357

TOTAL NET ASSETS - 100.0%		$1,328,392,003

Percentages are based upon net assets.

18

Retirement Living through 2020 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

EQUITY - 64.2%

John Hancock Funds II (G) - 59.9%
Alpha Opportunities, Class NAV
(Wellington)	947,517	$13,255,769
Blue Chip Growth, Class NAV (T.
Rowe Price)	566,491	18,909,456
Capital Appreciation, Class NAV
(Jennison)	929,698	16,083,772
Capital Appreciation Value, Class
NAV (T.Rowe Price)	3,345,133	44,289,555
China Emerging Leaders, Class
NAV (Atlantis)	792,742	7,253,590
Emerging Markets, Class NAV
(DFA)	3,188,964	33,579,796
Equity-Income, Class NAV (T.
Rowe Price)	728,622	14,791,036
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	738,146	10,001,878
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	800,928	11,349,155
Fundamental Value, Class NAV
(Davis)	347,128	7,213,328
Global Equity, Class NAV (John
Hancock1) (A)(I)	845,497	9,283,562
Global Real Estate, Class NAV
(Deutsche)	938,715	8,016,623
Health Sciences, Class NAV (T.
Rowe Price)	742,428	14,930,230
International Growth Stock, Class
NAV (Invesco)	506,418	6,775,867
International Small Cap, Class
NAV (Franklin Templeton)	675,069	12,617,045
International Small Company,
Class NAV (DFA)	1,261,753	12,932,970
International Value, Class NAV
(Templeton)	901,743	15,897,721
Mid Cap Stock, Class NAV
(Wellington)	688,068	15,970,048
Mid Value, Class NAV (T. Rowe
Price)	807,814	13,280,456
Mutual Shares, Class NAV
(Franklin)	336,580	4,924,161
Natural Resources, Class NAV
(RS Investments/Wellington)	944,540	15,849,380
Real Estate Equity, Class NAV (T.
Rowe Price)	576,270	5,595,581
Redwood, Class NAV (Allianz)	829,459	9,480,720
Science and Technology, Class
NAV (T. Rowe Price/Allianz) (I)	1,940,630	24,393,721

19

Retirement Living through 2020 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

Small Cap Growth, Class NAV
(Wellington)	443,402	$5,076,948
Small Company Value, Class NAV
(T. Rowe Price)	160,404	5,987,898
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	23,432,001	308,365,129
U.S. Equity, Class NAV (GMO)	1,458,395	20,942,556
Value, Class NAV (Invesco)	402,275	4,931,893

John Hancock Funds III (G) - 4.3%
Disciplined Value, Class NAV
(Robeco)	352,836	6,530,986
Global Shareholder Yield, Class
NAV (Epoch)	1,422,328	16,925,707
International Core, Class NAV
(GMO)	231,429	8,097,690
International Value Equity, Class
NAV (John Hancock1) (A)	418,761	4,015,919
Strategic Growth, Class NAV
John Hancock1) (A)	879,986	13,806,978

FIXED INCOME - 31.5%

John Hancock Funds II (G) - 31.2%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	4,532,731	46,233,856
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	1,246,506	11,816,878
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	564,773	5,348,403
Floating Rate Income, Class NAV
(WAMCO)	6,505,541	61,347,252
Global Bond, Class NAV (PIMCO)	1,015,770	12,199,393
Global High Yield, Class NAV
(Stone Harbor)	1,995,498	19,895,111
High Yield, Class NAV (WAMCO)	2,412,423	22,797,397
Real Return Bond, Class NAV
(PIMCO)	907,635	10,356,121
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	2,889,782	29,649,164
Spectrum Income, Class NAV (T.
Rowe Price)	2,544,207	28,393,348
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	3,901,021	42,872,223
Total Return, Class NAV (PIMCO)	3,315,755	46,188,465
U.S. High Yield Bond, Class NAV
(Wells Capital)	1,800,688	22,832,721

John Hancock Variable Insurance Trust (G) - 0.3%
Bond Trust, Series NAV (John
Hancock1) (A)	289,880	2,869,809

20

Retirement Living through 2020 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

ALTERNATIVE - 4.3%

John Hancock Funds II (G) - 3.3%
Currency Strategies, Class NAV
(First Quadrant)	2,474,856	$25,243,531
Global Absolute Return Strategies,
Class NAV (Standard Life)	1,196,882	13,333,270

John Hancock Funds (G) - 1.0%
Financial Industries, Class NAV
(John Hancock1) (A)	698,548	11,372,364

Total investments (Cost $934,970,526) - 100.0%		$1,154,106,430

Other assets and liabilities, net - 0.0%		165,856

TOTAL NET ASSETS - 100.0%		$1,154,272,286

Percentages are based upon net assets.

21

Retirement Living through 2015 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

EQUITY - 53.8%

John Hancock Funds II (G) - 49.8%
Alpha Opportunities, Class NAV
(Wellington)	255,585	$3,575,632
Blue Chip Growth, Class NAV (T.
Rowe Price)	284,042	9,481,308
Capital Appreciation, Class NAV
(Jennison)	469,174	8,116,711
Capital Appreciation Value, Class
NAV (T.Rowe Price)	2,176,847	28,821,461
China Emerging Leaders, Class
NAV (Atlantis)	360,451	3,298,123
Emerging Markets, Class NAV
(DFA)	1,447,208	15,239,103
Equity-Income, Class NAV (T.
Rowe Price)	446,178	9,057,420
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	424,445	5,751,231
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	434,656	6,159,072
Fundamental Value, Class NAV
(Davis)	113,237	2,353,067
Global Equity, Class NAV (John
Hancock1) (A)(I)	426,243	4,680,147
Global Real Estate, Class NAV
(Deutsche)	523,437	4,470,151
Health Sciences, Class NAV (T.
Rowe Price)	285,191	5,735,185
International Growth Stock, Class
NAV (Invesco)	260,350	3,483,484
International Small Cap, Class
NAV (Franklin Templeton)	348,104	6,506,059
International Small Company,
Class NAV (DFA)	657,390	6,738,250
International Value, Class NAV
(Templeton)	470,186	8,289,378
Mid Cap Stock, Class NAV
(Wellington)	308,831	7,167,978
Mid Value, Class NAV (T. Rowe
Price)	357,111	5,870,909
Mutual Shares, Class NAV
(Franklin)	181,841	2,660,329
Natural Resources, Class NAV
(RS Investments/Wellington)	513,358	8,614,143
Real Estate Equity, Class NAV (T.
Rowe Price)	342,184	3,322,610
Redwood, Class NAV (Allianz)	493,179	5,637,032
Small Cap Growth, Class NAV
(Wellington)	192,403	2,203,012

22

Retirement Living through 2015 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

Small Company Value, Class NAV
(T. Rowe Price)	70,710	$2,639,602
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	11,289,862	148,574,585
U.S. Equity, Class NAV (GMO)	1,053,918	15,134,256
Value, Class NAV (Invesco)	194,797	2,388,212

John Hancock Funds III (G) - 4.0%
Disciplined Value, Class NAV
(Robeco)	187,935	3,478,686
Global Shareholder Yield, Class
NAV (Epoch)	964,464	11,477,120
International Core, Class NAV
(GMO)	122,198	4,275,707
International Value Equity, Class
NAV (John Hancock1) (A)	213,476	2,047,231
Strategic Growth, Class NAV
(John Hancock1) (A)	366,554	5,751,231

FIXED INCOME - 42.5%

John Hancock Funds II (G) - 42.3%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	4,317,650	44,040,025
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	861,942	8,171,212
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	415,566	3,935,413
Floating Rate Income, Class NAV
(WAMCO)	4,988,460	47,041,174
Global Bond, Class NAV (PIMCO)	905,755	10,878,122
Global High Yield, Class NAV
(Stone Harbor)	1,385,045	13,808,894
High Yield, Class NAV (WAMCO)	1,726,072	16,311,376
Real Return Bond, Class NAV
(PIMCO)	657,823	7,505,756
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	2,302,859	23,627,334
Spectrum Income, Class NAV (T.
Rowe Price)	2,037,633	22,739,988
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	2,453,543	26,964,434
Total Return, Class NAV (PIMCO)	3,161,524	44,040,025
U.S. High Yield Bond, Class NAV
(Wells Capital)	1,284,987	16,293,631

John Hancock Variable Insurance Trust (G) - 0.2%
Bond Trust, Series NAV (John
Hancock1) (A)	171,801	1,700,829

ALTERNATIVE - 3.7%

John Hancock Funds II (G) - 3.7%
Currency Strategies, Class NAV
(First Quadrant)	1,521,749	15,521,843

23

Retirement Living through 2015 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

Global Absolute Return Strategies,
Class NAV (Standard Life)	837,015	$9,324,344

Total investments (Cost $560,986,621) - 100.0%		$674,902,825

Other assets and liabilities, net - 0.0%		26,663

TOTAL NET ASSETS - 100.0%		$674,929,488

Percentages are based upon net assets.

24

Retirement Living through 2010 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

EQUITY - 44.1%

John Hancock Funds II (G) - 40.7%
Alpha Opportunities, Class NAV
(Wellington)	103,811	$1,452,320
Blue Chip Growth, Class NAV (T.
Rowe Price)	125,592	4,192,258
Capital Appreciation, Class NAV
(Jennison)	205,625	3,557,318
Capital Appreciation Value, Class
NAV (T.Rowe Price)	1,144,668	15,155,413
China Emerging Leaders, Class
NAV (Atlantis)	144,005	1,317,650
Emerging Markets, Class NAV
(DFA)	576,446	6,069,976
Equity-Income, Class NAV (T.
Rowe Price)	191,206	3,881,482
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	220,278	2,984,767
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	241,812	3,426,481
Fundamental Value, Class NAV
(Davis)	42,653	886,327
Global Equity, Class NAV (John
Hancock1) (A)(I)	251,734	2,764,039
Global Real Estate, Class NAV
(Deutsche)	253,791	2,167,373
Health Sciences, Class NAV (T.
Rowe Price)	57,197	1,150,235
International Growth Stock, Class
NAV (Invesco)	137,602	1,841,117
International Small Cap, Class
NAV (Franklin Templeton)	172,184	3,218,113
International Small Company,
Class NAV (DFA)	319,831	3,278,267
International Value, Class NAV
(Templeton)	245,097	4,321,062
Mid Cap Stock, Class NAV
(Wellington)	145,407	3,374,900
Mid Value, Class NAV (T. Rowe
Price)	238,055	3,913,623
Mutual Shares, Class NAV
(Franklin)	89,742	1,312,919
Natural Resources, Class NAV
(RS Investments/Wellington)	256,017	4,295,957
Real Estate Equity, Class NAV (T.
Rowe Price)	199,102	1,933,282
Redwood, Class NAV (Allianz)	295,962	3,382,841
Small Cap Growth, Class NAV
(Wellington)	73,972	846,981

25

Retirement Living through 2010 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (continued)

Small Company Value, Class NAV
(T. Rowe Price)	28,475	$1,062,970
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	5,508,605	72,493,243
U.S. Equity, Class NAV (GMO)	555,145	7,971,884

John Hancock Funds III (G) - 3.4%
Disciplined Value, Class NAV
(Robeco)	93,758	1,735,454
Global Shareholder Yield, Class
NAV (Epoch)	506,552	6,027,974
International Core, Class NAV
(GMO)	63,536	2,223,133
International Value Equity, Class
NAV (John Hancock1) (A)	122,048	1,170,437
Strategic Growth, Class NAV
(John Hancock1) (A)	154,095	2,417,744

FIXED INCOME - 51.9%

John Hancock Funds II (G) - 51.6%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	3,544,311	36,151,971
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	604,555	5,731,177
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	291,759	2,762,954
Floating Rate Income, Class NAV
(WAMCO)	3,544,042	33,420,320
Global Bond, Class NAV (PIMCO)	710,039	8,527,567
Global High Yield, Class NAV
(Stone Harbor)	892,536	8,898,580
High Yield, Class NAV (WAMCO)	1,148,489	10,853,221
Real Return Bond, Class NAV
(PIMCO)	441,914	5,042,237
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	1,498,153	15,371,049
Spectrum Income, Class NAV (T.
Rowe Price)	1,310,689	14,627,290
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	1,604,552	17,634,030
Total Return, Class NAV (PIMCO)	2,593,398	36,126,037
U.S. High Yield Bond, Class NAV
(Wells Capital)	863,932	10,954,655

John Hancock Variable Insurance Trust (G) - 0.3%
Bond Trust, Series NAV (John
Hancock1) (A)	122,082	1,208,613

Alternative - 4.0%

John Hancock Funds II (G) - 4.0%
Currency Strategies, Class NAV
(First Quadrant)	927,913	9,464,711
Global Absolute Return Strategies,
Class NAV (Standard Life)	585,574	6,523,298

26

Retirement Living through 2010 Portfolio
As of 11-30-13 (Unaudited)

Value

Total investments (Cost $342,109,287) 100.0%	$399,125,250

Other assets and liabilities, net - 0.0%	(17,989)

TOTAL NET ASSETS - 100.0%	$399,107,261

Percentages are based upon net assets.

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio's subadvisor is shown parenthetically.

(I) Non-income producing.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

27

Investment companies
Underlying Funds’ Subadvisors

Allianz Life Insurance Company	(Allianz)

Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research, LLC	(Declaration)

Deutsche Investment Management Americas, Inc.	(Deutsche)

Dimensional Fund Advisors L.P.	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, LP	(First Quadrant)

Franklin Mutual Advisers	(Franklin)

Franklin Templeton Investment Corp.	(Franklin Templeton)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jenninson Associates LLC	(Jenninson)

John Hancock Asset Management	(John Hancock)

Pacific Investment Management Company LLC	(PIMCO)

Robeco Investment Management, Inc.	(Robeco)

RS Investment Management Co., LLC	(RS Investments)

Standard Life Investments (Corporate Funds) Limited	(Standard Life)

Stone Harbor Investments Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Templeton Investment Counsel, LLC	(Templeton)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

28

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Retirement Living through Portfolios.

LC0Q1 11/13
1/14

John Hancock INVESTMENTS

John Hancock Retirement Living II Portfolios

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

Retirement Living through II 2050 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 64.4%

EQUITY - 64.4%

John Hancock Funds II (G) - 64.4%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	20,125	$264,851

UNAFFILIATED INVESTMENT COMPANIES - 35.4%

EXCHANGE TRADED FUNDS - 35.4%
Financial Select Sector SPDR
Fund	287	6,165
iShares Barclays TIPS Bond Fund	4	446
iShares iBoxx Investment Grade
Corporate Bond Fund	9	1,032
PowerShares Senior Loan
Portfolio	164	4,070
SPDR Barclays Capital High Yield
Bond ETF	143	5,827
Vanguard Consumer Staples ETF	94	10,497
Vanguard Dividend Appreciation
ETF	502	37,245
Vanguard Energy ETF	45	5,622
Vanguard FTSA Emerging Markets
ETF	526	21,818
Vanguard Health Care ETF	94	9,533
Vanguard Information Technology
ETF	137	11,868
Vanguard Intermediate-Term Bond
ETF	10	837
Vanguard Intermediate-Term
Corporate Bond ETF	29	2,434
Vanguard Materials ETF	19	1,911
Vanguard Mid-Cap ETF	97	10,484
Vanguard MSCI EAFE ETF	131	5,387
Vanguard REIT ETF	60	3,930
Vanguard Small-Cap ETF	39	4,236
Vanguard Total Bond Market ETF	25	2,025

Total investments (Cost $398,930) - 99.8%		$410,218

Other assets and liabilities, net - 0.2%		980

TOTAL NET ASSETS - 100.0%		$411,198

Percentages are based upon net assets.

1

Retirement Living through II 2045 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 64.4%

EQUITY - 64.4%

John Hancock Funds II (G) - 64.4%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	20,125	$264,853

UNAFFILIATED INVESTMENT COMPANIES - 35.4%

EXCHANGE TRADED FUNDS - 35.4%
iShares Barclays TIPS Bond Fund	4	446
iShares iBoxx Investment Grade
Corporate Bond Fund	9	1,032
SPDR Barclays Capital High Yield
Bond ETF	143	5,827
Vanguard Consumer Staples ETF	94	10,497
Vanguard Health Care ETF	94	9,533
Vanguard Small-Cap ETF	39	4,236
Vanguard Mid-Cap ETF	97	10,484
PowerShares Senior Loan
Portfolio	164	4,070
Vanguard Dividend Appreciation
ETF	502	37,243
Vanguard Energy ETF	45	5,622
Vanguard FTSA Emerging Markets
ETF	526	21,818
Vanguard Information Technology
ETF	137	11,868
Vanguard Intermediate-Term Bond
ETF	10	837
Vanguard Intermediate-Term
Corporate Bond ETF	29	2,434
Vanguard Materials ETF	19	1,911
Vanguard MSCI EAFE ETF	131	5,387
Vanguard REIT ETF	60	3,930
Financial Select Sector SPDR
Fund	287	6,165
Vanguard Total Bond Market ETF	25	2,025

Total investments (Cost $398,930) - 99.8%		$410,218

Other assets and liabilities, net - 0.2%		980

TOTAL NET ASSETS - 100.0%		$411,198

Percentages are based upon net assets.

2

Retirement Living through II 2040 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 64.4%

EQUITY - 64.4%

John Hancock Funds II (G) - 64.4%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	20,125	$264,851

UNAFFILIATED INVESTMENT COMPANIES - 35.4%

EXCHANGE TRADED FUNDS - 35.4%
Financial Select Sector SPDR
Fund	287	6,165
iShares Barclays TIPS Bond Fund	4	446
iShares iBoxx Investment Grade
Corporate Bond Fund	9	1,032
PowerShares Senior Loan
Portfolio	164	4,070
SPDR Barclays Capital High Yield
Bond ETF	143	5,827
Vanguard Consumer Staples ETF	94	10,497
Vanguard Dividend Appreciation
ETF	502	37,245
Vanguard Energy ETF	45	5,622
Vanguard FTSA Emerging Markets
ETF	526	21,818
Vanguard Health Care ETF	94	9,533
Vanguard Information Technology
ETF	137	11,868
Vanguard Intermediate-Term Bond
ETF	10	837
Vanguard Intermediate-Term
Corporate Bond ETF	29	2,434
Vanguard Materials ETF	19	1,911
Vanguard Mid-Cap ETF	97	10,484
Vanguard MSCI EAFE ETF	131	5,387
Vanguard REIT ETF	60	3,930
Vanguard Small-Cap ETF	39	4,236
Vanguard Total Bond Market ETF	25	2,025

Total investments (Cost $398,930) - 99.8%		$410,218

Other assets and liabilities, net - 0.2%		980

TOTAL NET ASSETS - 100.0%		$411,198

Percentages are based upon net assets.

3

Retirement Living through II 2035 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 63.8%

EQUITY - 63.8%

John Hancock Funds II (G) - 63.8%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	19,937	$262,374

UNAFFILIATED INVESTMENT COMPANIES - 36.0%

EXCHANGE TRADED FUNDS - 36.0%
iShares iBoxx Investment Grade
Corporate Bond Fund	11	1,261
iShares Barclays TIPS Bond Fund	6	670
SPDR Barclays Capital High Yield
Bond ETF	175	7,131
Vanguard Consumer Staples ETF	94	10,497
Vanguard Health Care ETF	94	9,533
Vanguard Mid-Cap ETF	95	10,268
Vanguard Small-Cap ETF	37	4,019
Financial Select Sector SPDR
Fund	287	6,165
PowerShares Senior Loan
Portfolio	201	4,989
Vanguard Dividend Appreciation
ETF	506	37,540
Vanguard Energy ETF	44	5,497
Vanguard FTSA Emerging Markets
ETF	514	21,321
Vanguard Information Technology
ETF	135	11,695
Vanguard Intermediate-Term Bond
ETF	13	1,089
Vanguard Intermediate-Term
Corporate Bond ETF	36	3,021
Vanguard Materials ETF	18	1,810
Vanguard MSCI EAFE ETF	121	4,976
Vanguard REIT ETF	60	3,930
Vanguard Total Bond Market ETF	32	2,591

Total investments (Cost $399,199) - 99.8%		$410,377

Other assets and liabilities, net - 0.2%		714

TOTAL NET ASSETS - 100.0%		$411,091

Percentages are based upon net assets.

4

Retirement Living through II 2030 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 59.9%

EQUITY - 59.9%

John Hancock Funds II (G) - 59.9%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	18,667	$245,653

UNAFFILIATED INVESTMENT COMPANIES - 39.9%

EXCHANGE TRADED FUNDS - 39.9%
Financial Select Sector SPDR
Fund	263	5,649
iShares Barclays TIPS Bond Fund	12	1,339
iShares iBoxx Investment Grade
Corporate Bond Fund	25	2,867
PowerShares Senior Loan
Portfolio	434	10,772
SPDR Barclays Capital High Yield
Bond ETF	375	15,281
Vanguard Consumer Staples ETF	94	10,497
Vanguard Dividend Appreciation
ETF	525	38,949
Vanguard Energy ETF	39	4,872
Vanguard FTSA Emerging Markets
ETF	421	17,463
Vanguard Health Care ETF	92	9,331
Vanguard Information Technology
ETF	126	10,915
Vanguard Intermediate-Term Bond
ETF	28	2,345
Vanguard Intermediate-Term
Corporate Bond ETF	79	6,630
Vanguard Materials ETF	16	1,609
Vanguard Mid-Cap ETF	86	9,295
Vanguard REIT ETF	63	4,127
Vanguard MSCI EAFE ETF	99	4,071
Vanguard Small-Cap ETF	22	2,390
Vanguard Total Bond Market ETF	67	5,426

Total investments (Cost $399,030) - 99.8%		$409,481

Other assets and liabilities, net - 0.2%		908

TOTAL NET ASSETS - 100.0%		$410,389

Percentages are based upon net assets.

5

Retirement Living through II 2025 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 54.0%

EQUITY - 54.0%

John Hancock Funds II (G) - 54.0%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	16,792	$220,983

UNAFFILIATED INVESTMENT COMPANIES - 45.8%

EXCHANGE TRADED FUNDS - 45.8%
Financial Select Sector SPDR
Fund	229	4,919
iShares iBoxx Investment Grade
Corporate Bond Fund	49	5,618
iShares Barclays TIPS Bond Fund	21	2,344
SPDR Barclays Capital High Yield
Bond ETF	635	25,876
Vanguard Consumer Staples ETF	94	10,497
Vanguard Health Care ETF	83	8,418
Vanguard Mid-Cap ETF	70	7,566
Vanguard MSCI EAFE ETF	74	3,043
Vanguard REIT ETF	66	4,323
Vanguard Small-Cap ETF	11	1,195
PowerShares Senior Loan
Portfolio	712	17,672
Vanguard Dividend Appreciation
ETF	525	38,950
Vanguard Energy ETF	35	4,373
Vanguard FTSA Emerging Markets
ETF	304	12,610
Vanguard Information Technology
ETF	114	9,876
Vanguard Intermediate-Term Bond
ETF	55	4,606
Vanguard Intermediate-Term
Corporate Bond ETF	159	13,343
Vanguard Materials ETF	15	1,509
Vanguard Total Bond Market ETF	134	10,851

Total investments (Cost $399,205) - 99.8%		$408,572

Other assets and liabilities, net - 0.2%		766

TOTAL NET ASSETS - 100.0%		$409,338

Percentages are based upon net assets.

6

Retirement Living through II 2020 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 46.2%

EQUITY - 46.2%

John Hancock Funds II (G) - 46.2%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	14,329	$188,575

UNAFFILIATED INVESTMENT COMPANIES - 53.6%

EXCHANGE TRADED FUNDS - 53.6%
Financial Select Sector SPDR
Fund	190	4,081
iShares Barclays TIPS Bond Fund	32	3,572
iShares iBoxx Investment Grade
Corporate Bond Fund	89	10,205
PowerShares Senior Loan
Portfolio	993	24,646
SPDR Barclays Capital High Yield
Bond ETF	921	37,530
Vanguard Consumer Staples ETF	87	9,715
Vanguard Dividend Appreciation
ETF	451	33,460
Vanguard Energy ETF	34	4,248
Vanguard FTSA Emerging Markets
ETF	216	8,960
Vanguard Health Care ETF	72	7,302
Vanguard Information Technology
ETF	100	8,663
Vanguard Intermediate-Term Bond
ETF	98	8,207
Vanguard Intermediate-Term
Corporate Bond ETF	283	23,749
Vanguard Materials ETF	14	1,408
Vanguard Mid-Cap ETF	45	4,864
Vanguard MSCI EAFE ETF	74	3,043
Vanguard REIT ETF	72	4,716
Vanguard Small-Cap ETF	8	869
Vanguard Total Bond Market ETF	240	19,435

Total investments (Cost $399,318) - 99.8%		$407,248

Other assets and liabilities, net - 0.2%		694

TOTAL NET ASSETS - 100.0%		$407,942

Percentages are based upon net assets.

7

Retirement Living through II 2015 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 39.2%

EQUITY - 39.2%

John Hancock Funds II (G) - 39.2%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	12,102	$159,257

UNAFFILIATED INVESTMENT COMPANIES - 60.7%

EXCHANGE TRADED FUNDS - 60.7%
iShares iBoxx Investment Grade
Corporate Bond Fund	128	14,676
SPDR Barclays Capital High Yield
Bond ETF	1,129	46,007
Vanguard Consumer Staples ETF	87	9,715
Vanguard Health Care ETF	68	6,897
Vanguard Mid-Cap ETF	34	3,675
Vanguard MSCI EAFE ETF	74	3,043
Vanguard REIT ETF	69	4,520
iShares Barclays TIPS Bond Fund	39	4,353
PowerShares Senior Loan
Portfolio	1,235	30,653
Vanguard Dividend Appreciation
ETF	518	38,430
Vanguard Energy ETF	31	3,873
Vanguard FTSA Emerging Markets
ETF	136	5,641
Vanguard Intermediate-Term Bond
ETF	142	11,891
Vanguard Intermediate-Term
Corporate Bond ETF	406	34,072
Vanguard Materials ETF	13	1,307
Vanguard Total Bond Market ETF	345	27,938

Total investments (Cost $399,472) - 99.9%		$405,948

Other assets and liabilities, net - 0.1%		580

TOTAL NET ASSETS - 100.0%		$406,528

Percentages are based upon net assets.

8

Retirement Living through II 2010 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 33.0%

EQUITY - 33.0%

John Hancock Funds II (G) - 33.0%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	10,157	$133,664

UNAFFILIATED INVESTMENT COMPANIES - 66.9%

EXCHANGE TRADED FUNDS - 66.9%
iShares Barclays TIPS Bond Fund	44	4,911
iShares iBoxx Investment Grade
Corporate Bond Fund	165	18,919
PowerShares Senior Loan
Portfolio	1,440	35,741
SPDR Barclays Capital High Yield
Bond ETF	1,280	52,161
Vanguard Consumer Staples ETF	87	9,715
Vanguard Dividend Appreciation
ETF	473	35,092
Vanguard Energy ETF	26	3,248
Vanguard FTSA Emerging Markets
ETF	63	2,613
Vanguard Health Care ETF	64	6,491
Vanguard Intermediate-Term Bond
ETF	183	15,324
Vanguard Intermediate-Term
Corporate Bond ETF	523	43,890
Vanguard Materials ETF	11	1,106
Vanguard Mid-Cap ETF	20	2,162
Vanguard REIT ETF	62	4,061
Vanguard Total Bond Market ETF	444	35,955

Total investments (Cost $399,640) - 99.9%		$405,053

Other assets and liabilities, net - 0.1%		446

TOTAL NET ASSETS - 100.0%		$405,499

Percentages are based upon net assets.

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio's subadvisor is shown parenthetically.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

9

Retirement Living through II Portfolio
As of 11-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy

As of November 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes

The tax cost of investments owned on November 30, 2013, for federal income tax purposes, were as follows:

				Net
				Unrealized
	Aggregate	Unrealized	Urealized	Appreciation/
Portfolio	Cost	Appreciation	(Depreciation)	(Depreciation)
Retirement Living through II 2050 Portfolio	$398,930	$11,437	($149)	$11,288
Retirement Living through II 2045 Portfolio	398,930	11,437	(149)	11,288
Retirement Living through II 2040 Portfolio	398,930	11,437	(149)	11,288
Retirement Living through II 2035 Portfolio	399,199	11,335	(157)	11,178
Retirement Living through II 2030 Portfolio	399,030	10,651	(200)	10,451
Retirement Living through II 2025 Portfolio	399,205	9,634	(267)	9,367
Retirement Living through II 2020 Portfolio	399,318	8,295	(365)	7,930
Retirement Living through II 2015 Portfolio	399,472	6,914	(438)	6,476
Retirement Living through II 2010 Portfolio	399,640	5,908	(495)	5,413

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Retirement Living II Portfolios.

RL2 11/13
1/14

John Hancock MUTUAL FUNDS

John Hancock Retirement Choices Portfolios

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

Retirement Choices at 2050 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 69.6%

EQUITY - 68.7%

John Hancock Funds II (G) - 68.7%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	13,634,890	$179,435,148

FIXED INCOME - 0.9%

John Hancock Funds II (G) - 0.9%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	232,329	2,283,798

UNAFFILIATED INVESTMENT COMPANIES - 30.4%

EXCHANGE TRADED FUNDS - 30.4%
Financial Select Sector SPDR
Fund	89,043	1,912,644
iShares iBoxx Investment Grade
Corporate Bond Fund	11,372	1,303,914
PowerShares Senior Loan
Portfolio	210,317	5,220,068
SPDR Barclays Capital High Yield
Bond ETF	352,969	14,383,487
Vanguard Dividend Appreciation
ETF	151,119	11,211,519
Vanguard Energy ETF	13,563	1,694,426
Vanguard Health Care ETF	22,560	2,288,035
Vanguard Information Technology
Index ETF	43,788	3,793,354
Vanguard Intermediate-Term
Corporate Bond ETF	66,654	5,593,604
Vanguard Materials ETF	5,619	565,103
Vanguard MSCI Emerging Markets
ETF	283,142	11,744,730
Vanguard REIT ETF	25,335	1,659,443
Vanguard Total Bond Market ETF	224,922	18,214,184

Total investments (Cost $225,074,453) - 100.0%		$261,303,457

Other assets and liabilities, net - 0.0%		37,899

TOTAL NET ASSETS - 100.0%		$261,341,356

Percentages are based upon net assets.

1

Retirement Choices at 2045 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 69.1%

EQUITY - 68.4%

John Hancock Funds II (G) - 68.4%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	20,195,152	$265,768,201

FIXED INCOME - 0.7%

John Hancock Funds II (G) - 0.7%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	258,990	2,545,876

UNAFFILIATED INVESTMENT COMPANIES - 30.9%

EXCHANGE TRADED FUNDS - 30.9%
Financial Select Sector SPDR
Fund	132,581	2,847,840
iShares iBoxx Investment Grade
Corporate Bond Fund	25,424	2,915,116
PowerShares Senior Loan
Portfolio	312,628	7,759,427
SPDR Barclays Capital High Yield
Bond ETF	524,673	21,380,424
SPDR Barclays Capital Short Term
Corporate Bond ETF	62,941	1,941,100
Vanguard Dividend Appreciation
ETF	223,845	16,607,061
Vanguard Energy ETF	20,090	2,509,844
Vanguard Health Care ETF	33,454	3,392,905
Vanguard Information Technology
Index ETF	65,050	5,635,282
Vanguard Intermediate-Term Bond
ETF	30,395	2,545,277
Vanguard Intermediate-Term
Corporate Bond ETF	94,470	7,927,922
Vanguard Materials ETF	8,320	836,742
Vanguard MSCI Emerging Markets
ETF	446,515	18,521,442
Vanguard REIT ETF	37,535	2,458,543
Vanguard Total Bond Market ETF	282,150	22,848,507

Total investments (Cost $329,841,096) - 100.0%		$388,441,509

Other assets and liabilities, net - 0.0%		(89,750)

TOTAL NET ASSETS - 100.0%		$388,351,759

Percentages are based upon net assets.

2

Retirement Choices at 2040 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 68.3%

EQUITY - 67.7%

John Hancock Funds II (G) - 67.7%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	27,101,344	$356,653,681

FIXED INCOME - 0.6%

John Hancock Funds II (G) - 0.6%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	295,741	2,907,137

UNAFFILIATED INVESTMENT COMPANIES - 31.7%

EXCHANGE TRADED FUNDS - 31.7%
Financial Select Sector SPDR
Fund	177,681	3,816,588
iShares iBoxx Investment Grade
Corporate Bond Fund	36,689	4,206,761
PowerShares Senior Loan
Portfolio	422,816	10,494,293
SPDR Barclays Capital High Yield
Bond ETF	661,164	26,942,433
SPDR Barclays Capital Short Term
Corporate Bond ETF	216,718	6,683,583
Vanguard Dividend Appreciation
ETF	300,700	22,308,933
Vanguard Energy ETF	26,977	3,370,237
Vanguard FTSE Emerging Markets
ETF	581,191	24,107,803
Vanguard Health Care ETF	44,706	4,534,083
Vanguard Information Technology
Index ETF	87,000	7,536,810
Vanguard Intermediate-Term Bond
ETF	115,337	9,658,320
Vanguard Intermediate-Term
Corporate Bond ETF	120,753	10,133,592
Vanguard Materials ETF	11,193	1,125,680
Vanguard REIT ETF	50,561	3,311,746
Vanguard Total Bond Market ETF	357,362	28,939,175

Total investments (Cost $447,531,182) - 100.0%		$526,730,855

Other assets and liabilities, net - 0.0%		165,082

TOTAL NET ASSETS - 100.0%		$526,895,937

Percentages are based upon net assets.

3

Retirement Choices at 2035 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 64.7%

EQUITY - 63.7%

John Hancock Funds II (G) - 63.7%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	36,112,904	$475,245,814

FIXED INCOME - 1.0%

John Hancock Funds II (G) - 1.0%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	751,095	7,383,266

UNAFFILIATED INVESTMENT COMPANIES - 35.2%

EXCHANGE TRADED FUNDS - 35.2%
Financial Select Sector SPDR
Fund	231,196	4,966,090
iShares iBoxx Investment Grade
Corporate Bond Fund	61,743	7,079,452
PowerShares Senior Loan
Portfolio	599,823	14,887,607
SPDR Barclays Capital High Yield
Bond ETF	852,753	34,749,684
SPDR Barclays Capital Short Term
Corporate Bond ETF	703,461	21,694,737
Vanguard Dividend Appreciation
ETF	394,063	29,235,534
Vanguard Energy ETF	35,492	4,434,016
Vanguard FTSE Emerging Markets
ETF	790,869	32,805,246
Vanguard Health Care ETF	58,359	5,918,770
Vanguard Information Technology
Index ETF	115,165	9,976,744
Vanguard Intermediate-Term Bond
ETF	206,681	17,307,467
Vanguard Intermediate-Term
Corporate Bond ETF	332,660	27,916,827
Vanguard Materials ETF	14,705	1,478,882
Vanguard REIT ETF	66,295	4,342,323
Vanguard Short-Term Corporate
Bond ETF	23,185	1,859,205
Vanguard Total Bond Market ETF	544,650	44,105,757

Total investments (Cost $637,954,827) - 99.9%		$745,387,421

Other assets and liabilities, net - 0.1%		407,928

TOTAL NET ASSETS - 100.0%		$745,795,349

Percentages are based upon net assets.

4

Retirement Choices at 2030 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 57.7%

EQUITY - 56.7%

John Hancock Funds II (G) - 56.7%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	40,711,800	$535,767,284

FIXED INCOME - 1.0%

John Hancock Funds II (G) - 1.0%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	916,992	9,014,036

UNAFFILIATED INVESTMENT COMPANIES - 42.2%

EXCHANGE TRADED FUNDS - 42.2%
Financial Select Sector SPDR
Fund	253,387	5,442,753
iShares iBoxx Investment Grade
Corporate Bond Fund	123,098	14,114,417
PowerShares Senior Loan
Portfolio	756,331	18,772,135
SPDR Barclays Capital High Yield
Bond ETF	973,928	39,687,566
SPDR Barclays Capital Short Term
Corporate Bond ETF	722,293	22,275,516
Vanguard Dividend Appreciation
ETF	488,425	36,236,251
Vanguard Energy ETF	38,697	4,834,416
Vanguard Health Care ETF	63,833	6,473,943
Vanguard Information Technology
Index ETF	125,691	10,888,611
Vanguard Intermediate-Term Bond
ETF	417,226	34,938,505
Vanguard Intermediate-Term
Corporate Bond ETF	522,908	43,882,439
Vanguard Materials ETF	16,102	1,619,378
Vanguard MSCI Emerging Markets
ETF	880,344	36,516,669
Vanguard REIT ETF	72,721	4,763,226
Vanguard Short-Term Bond ETF	309,525	24,957,001
Vanguard Short-Term Corporate
Bond ETF	277,463	22,249,758
Vanguard Total Bond Market ETF	884,592	71,634,260

Total investments (Cost $823,482,016) - 99.9%		$944,068,164

Other assets and liabilities, net - 0.1%		1,392,219

TOTAL NET ASSETS - 100.0%		$945,460,383

Percentages are based upon net assets.

5

Retirement Choices at 2025 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 44.9%

EQUITY - 43.4%

John Hancock Funds II (G) - 43.4%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	34,828,156	$458,338,532

FIXED INCOME - 1.5%

John Hancock Funds II (G) - 1.5%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	1,641,652	16,137,437

UNAFFILIATED INVESTMENT COMPANIES - 55.0%

EXCHANGE TRADED FUNDS - 55.0%
Financial Select Sector SPDR
Fund	228,813	4,914,903
iShares iBoxx Investment Grade
Corporate Bond Fund	183,657	21,058,112
PowerShares Senior Loan
Portfolio	848,746	21,065,877
SPDR Barclays Capital High Yield
Bond ETF	969,617	39,511,893
SPDR Barclays Capital Short Term
Corporate Bond ETF	1,303,667	40,205,090
Vanguard Dividend Appreciation
ETF	508,837	37,750,617
Vanguard Energy ETF	35,006	4,373,300
Vanguard FTSE Emerging Markets
ETF	757,628	31,426,409
Vanguard Health Care ETF	57,634	5,845,240
Vanguard Information Technology
Index ETF	112,791	9,771,084
Vanguard Intermediate-Term Bond
ETF	512,741	42,936,931
Vanguard Intermediate-Term
Corporate Bond ETF	1,052,071	88,289,798
Vanguard Materials ETF	14,536	1,461,886
Vanguard REIT ETF	65,669	4,301,320
Vanguard Short-Term Bond ETF	744,861	60,058,142
Vanguard Short-Term Corporate
Bond ETF	500,638	40,146,161
Vanguard Total Bond Market ETF	1,589,653	128,730,100

Total investments (Cost $948,152,050) - 99.9%		$1,056,322,832

Other assets and liabilities, net - 0.1%		779,406

TOTAL NET ASSETS - 100.0%		$1,057,102,238

Percentages are based upon net assets.

6

Retirement Choices at 2020 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 28.7%

EQUITY - 27.2%

John Hancock Funds II (G) - 27.2%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	17,150,937	$225,706,325

FIXED INCOME - 1.5%

John Hancock Funds II (G) - 1.5%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	1,283,992	12,621,640

UNAFFILIATED INVESTMENT COMPANIES - 71.2%

EXCHANGE TRADED FUNDS - 71.2%
Financial Select Sector SPDR
Fund	102,964	2,211,667
iShares Barclays TIPS Bond Fund	75,263	8,400,103
iShares iBoxx Investment Grade
Corporate Bond Fund	189,607	21,740,339
PowerShares Senior Loan
Portfolio	667,405	16,564,992
SPDR Barclays Capital High Yield
Bond ETF	638,098	26,002,494
SPDR Barclays Capital Short Term
Corporate Bond ETF	1,724,099	53,171,213
Vanguard Dividend Appreciation
ETF	303,046	22,482,983
Vanguard Energy ETF	15,815	1,975,768
Vanguard Health Care ETF	25,996	2,636,514
Vanguard Information Technology
Index ETF	50,979	4,416,311
Vanguard Intermediate-Term Bond
ETF	602,109	50,420,608
Vanguard Intermediate-Term
Corporate Bond ETF	927,295	77,818,596
Vanguard Materials ETF	6,551	658,834
Vanguard MSCI Emerging Markets
ETF	378,563	15,702,793
Vanguard REIT ETF	29,387	1,924,849
Vanguard Short-Term Bond ETF	883,557	71,241,201
Vanguard Short-Term Corporate
Bond ETF	765,164	61,358,501
Vanguard Total Bond Market ETF	1,868,446	151,306,757

Total investments (Cost $777,368,747) - 99.9%		$828,362,488

Other assets and liabilities, net - 0.1%		850,526

TOTAL NET ASSETS - 100.0%		$829,213,014

Percentages are based upon net assets.

7

Retirement Choices at 2015 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 12.6%

EQUITY - 10.5%

John Hancock Funds II (G) - 10.5%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	3,464,363	$45,591,020

FIXED INCOME - 2.1%

John Hancock Funds II (G) - 2.1%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	922,409	9,067,283

UNAFFILIATED INVESTMENT COMPANIES - 87.2%

EXCHANGE TRADED FUNDS - 87.2%
Financial Select Sector SPDR
Fund	39,406	846,441
iShares Barclays TIPS Bond Fund	70,930	7,916,496
iShares iBoxx Investment Grade
Corporate Bond Fund	258,282	29,614,614
PowerShares Senior Loan
Portfolio	347,835	8,633,265
SPDR Barclays Capital High Yield
Bond ETF	379,251	15,454,478
SPDR Barclays Capital Short Term
Corporate Bond ETF	1,784,069	55,020,688
Vanguard Dividend Appreciation
ETF	95,200	7,062,888
Vanguard Energy ETF	4,308	538,198
Vanguard FTSA Emerging Markets
ETF	68,629	2,846,731
Vanguard Health Care ETF	5,307	538,236
Vanguard Information Technology
Index ETF	10,512	910,655
Vanguard Intermediate-Term Bond
ETF	216,176	18,102,578
Vanguard Intermediate-Term
Corporate Bond ETF	336,102	28,205,680
Vanguard Short-Term Bond ETF	786,465	63,412,673
Vanguard Short-Term Corporate
Bond ETF	685,010	54,930,952
Vanguard Total Bond Market ETF	1,025,012	83,005,472

Total investments (Cost $424,250,179) - 99.8%		$431,698,348

Other assets and liabilities, net - 0.2%		623,300

TOTAL NET ASSETS - 100.0%		$432,321,648

Percentages are based upon net assets.

8

Retirement Choices at 2010 Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 9.5%

EQUITY - 7.5%

John Hancock Funds II (G) - 7.5%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	1,423,509	$18,733,378

FIXED INCOME - 2.0%

John Hancock Funds II (G) - 2.0%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	508,196	4,995,567

UNAFFILIATED INVESTMENT COMPANIES - 90.1%

EXCHANGE TRADED FUNDS - 90.1%
Financial Select Sector SPDR
Fund	17,353	372,742
iShares Barclays TIPS Bond Fund	55,689	6,215,449
iShares iBoxx Investment Grade
Corporate Bond Fund	54,208	6,215,489
PowerShares Senior Loan
Portfolio	200,496	4,976,311
SPDR Barclays Capital High Yield
Bond ETF	183,538	7,479,174
SPDR Barclays Capital Short Term
Corporate Bond ETF	1,412,819	43,571,338
Vanguard Dividend Appreciation
ETF	58,537	4,342,860
Vanguard Energy ETF	1,890	236,118
Vanguard FTSE Emerging Markets
ETF	15,749	653,269
Vanguard Health Care ETF	2,331	236,410
Vanguard Information Technology
Index ETF	4,659	403,609
Vanguard Intermediate-Term
Corporate Bond ETF	88,663	7,440,599
Vanguard Short-Term Bond ETF	586,616	47,298,848
Vanguard Short-Term Corporate
Bond ETF	542,459	43,499,787
Vanguard Total Bond Market ETF	645,563	52,277,692

Total investments (Cost $245,701,893) - 99.6%		$248,948,640

Other assets and liabilities, net - 0.4%		890,420

TOTAL NET ASSETS - 100.0%		$249,839,060

Percentages are based upon net assets.

Footnote Legend:

ETF Exchange Traded Fund

SPDR Standard & Poor’s Depositary Receipts

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio's subadvisor is shown parenthetically.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

9

Retirement Choices Portfolios
Notes to the Portfolio of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of November 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes. The tax cost of investments owned on November 30, 2013, for federal income tax purposes, was as follows:

	Aggregate	Unrealized	Unrealized	Net Unrealized
Portfolio	Cost	Appreciation	Depreciation	Appreciation

Retirement Choices at 2050 Portfolio	$225,106,193	$36,589,828	($392,564)	$36,197,264
Retirement Choices at 2045 Portfolio	329,949,546	59,292,216	(800,253)	58,491,963
Retirement Choices at 2040 Portfolio	447,732,023	80,262,919	(1,264,087)	78,998,832
Retirement Choices at 2035 Portfolio	638,406,610	109,841,314	(2,860,503)	106,980,811
Retirement Choices at 2030 Portfolio	824,085,105	125,419,115	(5,436,056)	119,983,059
Retirement Choices at 2025 Portfolio	948,681,420	115,557,647	(7,916,235)	107,641,412
Retirement Choices at 2020 Portfolio	777,971,204	60,313,578	(9,922,294)	50,391,284
Retirement Choices at 2015 Portfolio	425,185,912	12,880,463	(6,368,027)	6,512,436
Retirement Choices at 2010 Portfolio	246,365,496	5,205,080	(2,621,936)	2,583,144

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios.

RCPQ1 11/13
1/14

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 27.0%
U.S. Government - 6.7%
U.S. Treasury Bond
3.625%, 08/15/2043		$16,365,000	$15,812,643
U.S. Treasury Notes
1.000%, 06/30/2019		7,050,000	6,815,919
1.375%, 07/31/2018 to 02/28/2019		30,645,000	30,735,045
1.500%, 07/31/2016		2,740,000	2,815,136
2.000%, 07/31/2020 to 11/15/2021		5,500,000	5,441,055
2.125%, 08/15/2021		915,000	905,492
2.375%, 05/31/2018		3,700,000	3,893,961
2.625%, 11/15/2020		500,000	518,594
2.750%, 11/15/2023		53,267,000	53,283,619

			120,221,464
U.S. Government Agency - 20.3%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043		3,456,608	3,329,550
3.500%, 05/01/2042 to 06/01/2042		16,887,776	17,024,989
4.500%, 09/01/2041 to 10/01/2041		9,196,750	9,803,520
5.000%, 03/01/2041 to 04/01/2041		6,556,777	7,137,183
6.500%, 11/01/2037 to 09/01/2039		1,920,862	2,133,861
Federal National Mortgage Association
2.195%, 05/01/2035 (P)		587,528	610,926
2.433%, 01/01/2036 (P)		411,818	431,047
2.441%, 04/01/2036 (P)		129,782	137,140
2.497%, 07/01/2033 (P)		974	1,035
3.000%, TBA (C)		10,250,000	9,894,453
3.000%, 07/01/2027 to 05/01/2043		35,355,891	34,473,980
3.500%, TBA (C)		29,000,000	29,260,548
3.500%, 02/01/2026 to 03/01/2026		7,104,081	7,495,915
4.000%, TBA (C)		31,000,000	32,353,829
4.000%, 12/01/2024 to 05/01/2042		35,361,915	37,027,775
4.500%, TBA (C)		26,800,000	28,606,907
4.500%, 02/01/2041 to 11/01/2042		50,543,987	54,044,795
5.000%, 05/01/2018 to 04/01/2041		42,480,654	46,297,747
5.500%, 02/01/2018 to 03/01/2039		22,702,209	24,834,189
6.000%, 09/01/2022 to 02/01/2037		6,292,119	6,945,093
6.250%, 05/15/2029		157,000	200,082
6.500%, 02/01/2036 to 06/01/2039		4,461,752	4,964,944
7.000%, 04/01/2017 to 06/01/2032		9,011	10,409
7.500%, 09/01/2029 to 08/01/2031		1,840	2,171
Government National
Mortgage Association
4.000%, 02/15/2041		7,018,073	7,398,585
5.000%, 04/15/2035		23,973	26,270
5.500%, 03/15/2035		13,743	15,149
6.000%, 03/15/2033 to 06/15/2033		10,413	11,804
6.500%, 09/15/2028 to 08/15/2031		2,512	2,895
7.000%, 04/15/2029		1,323	1,565
8.000%, 10/15/2026		1,196	1,440

			364,479,796

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $482,092,884)			$484,701,260

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,510,000	1,510,000
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	177,218	22,581
5.830%, 12/31/2033 (P)		72,870	22,545

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
9.224%, 12/15/2035 (P)	ARS	393,449	$7,304

			1,562,430
Japan - 0.0%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	13,327
Mexico - 0.0%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	33,419
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,040
9.375%, 04/01/2029		1,000	1,390

			9,430

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,601,677)			$1,618,606

CORPORATE BONDS - 45.4%
Consumer Discretionary - 4.2%
21st Century Fox America, Inc.
5.400%, 10/01/2043 (S)		2,000,000	2,018,936
6.150%, 02/15/2041		700,000	773,725
6.400%, 12/15/2035		430,000	482,275
Advance Auto Parts, Inc.
4.500%, 12/01/2023		1,350,000	1,348,248
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		905,000	975,138
Arcelik AS
5.000%, 04/03/2023 (S)		750,000	663,750
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,355,000	554,364
AutoNation, Inc.
5.500%, 02/01/2020		$1,090,000	1,177,200
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	929,818
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,680,000	1,883,700
CBS Corp.
7.875%, 07/30/2030		1,555,000	1,912,487
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,180,000	1,239,000
Cinemark USA, Inc.
4.875%, 06/01/2023		835,000	782,813
7.375%, 06/15/2021		470,000	513,475
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,179,299
COX Communications, Inc.
5.450%, 12/15/2014		70,000	73,466
Dana Holding Corp.
6.000%, 09/15/2023		1,385,000	1,402,313
Darden Restaurants, Inc.
6.800%, 10/15/2037		835,000	835,332
Ford Motor Credit Company LLC
5.000%, 05/15/2018		1,385,000	1,542,685
5.875%, 08/02/2021		5,698,000	6,466,529
8.000%, 12/15/2016		1,285,000	1,527,433
General Motors Company
4.875%, 10/02/2023 (S)		1,495,000	1,504,344
General Motors Financial Company, Inc.
3.250%, 05/15/2018 (S)		295,000	295,738

1

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)	$395,000	$403,888
GLP Capital LP
4.375%, 11/01/2018 (S)	305,000	311,100
Greektown Superholdings, Inc.
13.000%, 07/01/2015	1,390,000	1,428,225
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,032,984
Hillman Group, Inc.
10.875%, 06/01/2018	993,000	1,074,923
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	895,000	935,275
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,475,523
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	830,000	886,605
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,345,000	1,405,525
L Brands, Inc.
6.625%, 04/01/2021	1,620,000	1,784,025
Landry’s, Inc.
9.375%, 05/01/2020 (S)	1,155,000	1,258,950
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	716,000	701,680
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,440,000	1,627,901
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	840,000	886,200
New Look Bondco I PLC
8.375%, 05/14/2018 (S)	380,000	392,350
News America, Inc.
6.150%, 03/01/2037	480,000	525,566
6.650%, 11/15/2037	865,000	1,000,871
6.750%, 01/09/2038	2,000	2,255
7.750%, 12/01/2045	9,000	11,405
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,588,630
QVC, Inc.
4.375%, 03/15/2023	1,030,000	979,192
5.125%, 07/02/2022	680,000	676,649
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	1,002,500
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,205,000	1,313,450
Stackpole International Intermediate
Company SA
7.750%, 10/15/2021 (S)	835,000	870,488
Target Corp.
7.000%, 01/15/2038	168,000	214,883
Time Warner Cable, Inc.
4.500%, 09/15/2042	2,650,000	1,959,474
5.000%, 02/01/2020	1,000,000	1,013,347
5.500%, 09/01/2041	1,450,000	1,175,335
6.550%, 05/01/2037	550,000	505,970
8.250%, 04/01/2019	1,135,000	1,331,958
8.750%, 02/14/2019	750,000	892,574
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	42,130
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	581,708
Time Warner, Inc.
3.400%, 06/15/2022 (L)	1,500,000	1,463,427

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner, Inc. (continued)
7.625%, 04/15/2031	$9,000	$11,207
Toll Brothers Finance Corp.
4.000%, 12/31/2018	1,400,000	1,421,000
Toys R Us Property Company II LLC
8.500%, 12/01/2017	330,000	341,963
Toys R Us, Inc.
10.375%, 08/15/2017	660,000	623,700
Viacom, Inc.
4.375%, 03/15/2043	1,078,000	896,227
5.850%, 09/01/2043	3,000,000	3,122,106
6.125%, 10/05/2017	1,500,000	1,723,610
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	101,306	28,783
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)	825,000	891,000
Yum! Brands, Inc.
3.875%, 11/01/2023	1,400,000	1,366,016
5.350%, 11/01/2043	1,400,000	1,354,200
6.250%, 03/15/2018	88,000	103,100
6.875%, 11/15/2037	250,000	287,187

		75,009,133
Consumer Staples - 1.8%
Ajecorp BV
6.500%, 05/14/2022 (S)	1,110,000	1,104,450
Alliance One International, Inc.
9.875%, 07/15/2021 (S)	2,655,000	2,442,600
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	12,260
B&G Foods, Inc.
4.625%, 06/01/2021	650,000	620,750
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	1,105,000	1,376,685
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	749,791
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)	1,110,000	1,096,125
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)	1,030,000	1,091,800
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	339,037	433,821
General Mills, Inc.
5.700%, 02/15/2017	245,000	277,392
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)	1,315,000	1,410,338
KazAgro National Management Holding
JSC
4.625%, 05/24/2023 (S)	645,000	584,499
Kraft Foods Group, Inc.
6.125%, 08/23/2018	429,000	506,134
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,154,067
Mondelez International, Inc.
6.125%, 02/01/2018	151,000	177,099
Nabisco, Inc.
7.550%, 06/15/2015	229,000	252,160
Revlon Consumer Products Corp.
5.750%, 02/15/2021 (S)	960,000	951,600
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	1,856,246
4.850%, 09/15/2023	2,000,000	2,081,070
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	562,251

2

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Safeway, Inc.
4.750%, 12/01/2021 (L)	$415,000	$421,723
5.000%, 08/15/2019	2,760,000	2,955,485
7.250%, 02/01/2031	680,000	703,239
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,386,982
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,660,000	1,743,000
Sun Merger Sub, Inc.
5.875%, 08/01/2021 (S)	280,000	289,800
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	216,142
TESCO PLC
6.150%, 11/15/2037 (S)	570,000	632,377
The Clorox Company
5.950%, 10/15/2017	500,000	573,629
The Kroger Company
6.800%, 12/15/2018	920,000	1,108,691
7.000%, 05/01/2018	580,000	681,864
The Sun Products Corp.
7.750%, 03/15/2021 (S)	1,205,000	1,036,300
Tops Holding Corp.
8.875%, 12/15/2017 (S)	488,000	535,580
Tops Holding II Corp., PIK
8.750%, 06/15/2018 (S)	785,000	814,438
Vector Group, Ltd.
7.750%, 02/15/2021	620,000	652,550

		32,492,938
Energy - 6.1%
Afren PLC
6.625%, 12/09/2020 (S)	1,300,000	1,296,116
10.250%, 04/08/2019 (S)	510,000	592,875
11.500%, 02/01/2016 (S)	600,000	696,000
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,550,000	1,796,309
8.700%, 03/15/2019	500,000	652,653
Apache Corp.
6.900%, 09/15/2018	455,000	558,658
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,335,000	3,234,950
BJ Services Company
6.000%, 06/01/2018	880,000	1,028,749
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	666,140
4.750%, 03/10/2019	1,000,000	1,124,416
BreitBurn Energy Partners LP
7.875%, 04/15/2022	1,090,000	1,114,525
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,136,093
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,306,163
Chaparral Energy, Inc.
7.625%, 11/15/2022	1,000,000	1,082,500
Chesapeake Energy Corp.
5.750%, 03/15/2023	1,000,000	1,035,000
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,239
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	765,000	697,112
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,166,866
Continental Resources, Inc.
5.000%, 09/15/2022	1,070,000	1,102,100

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream LLC
9.750%, 03/15/2019 (S)	$1,195,000	$1,516,279
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	2,940,000	2,730,525
DCP Midstream Operating LP
3.875%, 03/15/2023	725,000	675,398
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,026,569
5.625%, 01/15/2014	400,000	402,393
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,364,103
Ecopetrol SA
5.875%, 09/18/2023	640,000	676,800
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	529,167
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	701,532
7.500%, 04/15/2038	600,000	708,728
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,094,373
Energy Transfer Partners LP
4.150%, 10/01/2020	2,000,000	2,049,174
5.200%, 02/01/2022	1,850,000	1,967,455
6.700%, 07/01/2018	1,700,000	1,988,187
9.700%, 03/15/2019	1,230,000	1,598,633
Enersis SA
7.375%, 01/15/2014	12,000	12,078
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	466,577
6.125%, 10/15/2039	1,000,000	1,100,984
6.300%, 09/15/2017	820,000	952,870
6.875%, 03/01/2033	209,000	249,356
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,824,500
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	725,000	799,313
EP Energy LLC
7.750%, 09/01/2022	635,000	714,375
EV Energy Partners LP
8.000%, 04/15/2019	1,135,000	1,149,188
Exterran Partners LP
6.000%, 04/01/2021 (S)	310,000	308,450
Halcon Resources Corp.
8.875%, 05/15/2021	690,000	700,350
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,571,942
8.125%, 02/15/2019	1,920,000	2,412,010
Kerr-McGee Corp.
6.950%, 07/01/2024	1,750,000	2,090,225
Key Energy Services, Inc.
6.750%, 03/01/2021	895,000	915,138
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	1,003,672
5.800%, 03/15/2035	208,000	213,490
7.300%, 08/15/2033	212,000	248,313
7.750%, 03/15/2032	480,000	587,931

3

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Linn Energy LLC
6.500%, 05/15/2019	$1,000,000	$1,007,500
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	2,185,000	2,201,825
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	900,710
MarkWest Energy Partners LP
6.500%, 08/15/2021	793,000	856,440
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021	1,425,000	1,487,344
Nabors Industries, Inc.
5.000%, 09/15/2020	1,000,000	1,050,553
Newfield Exploration Company
5.750%, 01/30/2022	1,085,000	1,131,113
Nexen Energy ULC
5.875%, 03/10/2035	212,000	226,977
6.400%, 05/15/2037	2,625,000	3,003,869
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,250,000	1,328,170
5.250%, 03/15/2042	500,000	474,875
6.200%, 08/01/2040	500,000	525,465
NuStar Logistics LP
8.150%, 04/15/2018	771,000	874,121
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	765,000	787,950
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,366,851
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	875,000	794,063
5.375%, 01/26/2019 (S)	1,125,000	1,125,000
Petro-Canada
6.050%, 05/15/2018	396,000	463,505
Petrobras Global Finance BV
4.375%, 05/20/2023	1,795,000	1,630,684
Petroleos de Venezuela SA
5.375%, 04/12/2027	1,860,000	1,004,400
Petroleos Mexicanos
4.875%, 01/24/2022	710,000	727,750
Plains Exploration & Production Company
6.500%, 11/15/2020	1,300,000	1,422,936
6.750%, 02/01/2022	2,380,000	2,599,972
6.875%, 02/15/2023	365,000	404,238
Precision Drilling Corp.
6.625%, 11/15/2020	720,000	768,600
Regency Energy Partners LP
5.500%, 04/15/2023	1,660,000	1,630,950
Rex Energy Corp.
8.875%, 12/01/2020	560,000	611,800
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	890,000	930,050
Rowan Companies, Inc.
4.875%, 06/01/2022	930,000	952,142
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,145,692
6.750%, 02/15/2032	511,000	541,595
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)	495,000	517,275
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	892,425
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,351,924
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,144,818

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	$685,000	$778,310
TransCanada Pipelines, Ltd.
3.750%, 10/16/2023	2,000,000	1,972,898
7.125%, 01/15/2019	400,000	490,600
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,840,000	1,910,805
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,132,411
6.375%, 12/15/2021	500,000	561,649
6.800%, 03/15/2038	2,000,000	2,179,750
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	605,000	642,813
Tullow Oil PLC
6.000%, 11/01/2020 (S)	765,000	769,781
Weatherford International, Ltd.
6.500%, 08/01/2036	1,100,000	1,144,463
Williams Partners LP
5.250%, 03/15/2020	2,040,000	2,224,440
WPX Energy, Inc.
6.000%, 01/15/2022	920,000	924,600

		109,263,644
Financials - 17.3%
Aflac, Inc.
8.500%, 05/15/2019	985,000	1,278,240
Alfa Bank OJSC
7.750%, 04/28/2021 (S)	375,000	400,781
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	490,000	567,193
Ally Financial, Inc.
4.750%, 09/10/2018	1,065,000	1,118,250
American Express Bank FSB
6.000%, 09/13/2017	805,000	931,590
American International Group, Inc.
3.800%, 03/22/2017	1,000,000	1,071,683
4.125%, 02/15/2024	970,000	979,555
5.850%, 01/16/2018	1,100,000	1,269,720
6.250%, 03/15/2037	1,700,000	1,700,000
6.400%, 12/15/2020	1,500,000	1,786,901
8.250%, 08/15/2018	580,000	734,201
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058	845,000	1,014,423
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023	2,000,000	1,997,368
Assurant, Inc.
4.000%, 03/15/2023	1,740,000	1,694,290
5.625%, 02/15/2014	209,000	210,904
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,685,894
AXA SA
8.600%, 12/15/2030	820,000	1,006,660
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	355,000	346,125
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,000,000	1,017,500

4

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
U.S. Treasury + 4.398%)
04/15/2024 (Q)(S)		$1,600,000	$1,258,400
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	2,600,000	1,038,663
Banco Santander Chile
5.375%, 12/09/2014 (S)		$5,000	5,178
Bank of America Corp.
3.300%, 01/11/2023		690,000	652,608
3.625%, 03/17/2016		1,250,000	1,319,664
5.000%, 05/13/2021		4,135,000	4,525,059
5.625%, 07/01/2020		1,000,000	1,143,608
5.650%, 05/01/2018		1,000,000	1,144,518
5.700%, 01/24/2022		1,225,000	1,392,417
5.750%, 12/01/2017		849,000	972,236
7.625%, 06/01/2019		685,000	856,422
Bank of America NA
5.300%, 03/15/2017		485,000	540,595
Bank of Ceylon
6.875%, 05/03/2017 (S)		775,000	776,938
Barclays Bank PLC
5.926%, 12/15/2016 (P)(Q)(S)		1,030,000	1,089,225
10.179%, 06/12/2021 (S)		1,940,000	2,569,608
Boardwalk Pipelines LP
3.375%, 02/01/2023		1,150,000	1,052,395
Boston Properties LP
3.700%, 11/15/2018		1,042,000	1,109,376
BPCE SA
5.700%, 10/22/2023 (S)		2,120,000	2,186,738
Brandywine Operating Partnership LP
5.700%, 05/01/2017		1,500,000	1,664,031
BRE Properties, Inc.
5.500%, 03/15/2017		1,430,000	1,583,674
Capital One Financial Corp.
3.150%, 07/15/2016		1,000,000	1,047,713
3.500%, 06/15/2023		605,000	574,925
4.750%, 07/15/2021		3,475,000	3,715,939
CBL & Associates LP
5.250%, 12/01/2023		1,350,000	1,355,524
CIT Group, Inc.
5.500%, 02/15/2019 (S)		1,000,000	1,077,500
Citigroup, Inc.
3.500%, 05/15/2023		2,690,000	2,495,322
3.875%, 10/25/2023		615,000	604,001
4.450%, 01/10/2017		1,350,000	1,472,652
4.500%, 01/14/2022		2,000,000	2,113,130
5.375%, 08/09/2020		2,000,000	2,267,878
5.500%, 09/13/2025		4,415,000	4,671,304
6.125%, 08/25/2036		1,060,000	1,116,098
CNA Financial Corp.
6.500%, 08/15/2016		985,000	1,113,072
7.250%, 11/15/2023		1,570,000	1,906,592
Colonial Realty LP
6.250%, 06/15/2014		211,000	217,107
Commerzbank AG
8.125%, 09/19/2023 (S)		1,150,000	1,262,125
Corrections Corp. of America
4.625%, 05/01/2023		1,065,000	1,003,763
Credit Suisse AG
6.500%, 08/08/2023 (S)		1,500,000	1,587,690
DDR Corp.
3.500%, 01/15/2021		1,350,000	1,341,718

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
DDR Corp. (continued)
7.500%, 04/01/2017	$2,555,000	$3,000,955
7.875%, 09/01/2020	345,000	427,977
Discover Bank
7.000%, 04/15/2020	695,000	818,500
Discover Financial Services
5.200%, 04/27/2022	1,200,000	1,262,752
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	800,000	808,000
6.125%, 11/30/2019 (S)	600,000	621,000
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through
5.125%,11/30/2022 (S)	785,439	797,220
Dresdner Bank AG
7.250%, 09/15/2015	281,000	302,085
DTEK Finance PLC
7.875%, 04/04/2018 (S)	1,450,000	1,263,240
EPR Properties
5.250%, 07/15/2023	2,000,000	1,982,002
7.750%, 07/15/2020	920,000	1,058,332
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,823,027
5.750%, 06/15/2017	775,000	875,220
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	1,375,000	1,216,875
General Electric Capital Corp.
0.721%, 08/15/2036 (P)	1,570,000	1,321,141
4.375%, 09/16/2020	885,000	965,606
5.300%, 02/11/2021	485,000	539,488
5.550%, 05/04/2020	2,010,000	2,329,170
5.875%, 01/14/2038	305,000	345,112
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month
LIBOR + 2.289%)
11/15/2067	555,000	602,175
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	2,000,000	2,225,000
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	690,000	596,850
Genworth Holdings, Inc.
4.900%, 08/15/2023	1,500,000	1,529,325
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	2,065,000	2,003,050
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,875,000	2,073,649
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,498,417
6.625%, 03/30/2040	500,000	612,618
HBOS PLC
6.000%, 11/01/2033 (S)	1,500,000	1,465,755
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,310,411
4.250%, 11/15/2023	2,000,000	1,990,912

5

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Health Care REIT, Inc.
4.500%, 01/15/2024	$2,000,000	$1,992,032
4.950%, 01/15/2021	575,000	614,147
6.125%, 04/15/2020	2,225,000	2,532,891
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,094,655
6.500%, 01/17/2017	1,162,000	1,309,098
Highwoods Realty LP
5.850%, 03/15/2017	1,880,000	2,090,139
Host Hotels & Resorts LP
5.250%, 03/15/2022	1,155,000	1,209,150
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	1,310,000	1,335,369
5.750%, 11/16/2020 (S)	1,080,000	1,099,981
ING Bank NV
5.800%, 09/25/2023 (S)	765,000	797,088
ING US, Inc.
5.500%, 07/15/2022	730,000	798,168
ING US, Inc. (5.650% to 05/15/2023, then
3 month LIBOR + 3.580%)
05/15/2053	825,000	804,128
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	404,250
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,079,103
iPayment, Inc.
10.250%, 05/15/2018	675,000	533,250
Jefferies Group, Inc.
5.125%, 04/13/2018	1,100,000	1,196,559
6.875%, 04/15/2021	1,630,000	1,841,900
8.500%, 07/15/2019	1,280,000	1,561,600
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	1,050,351
3.375%, 05/01/2023	2,750,000	2,555,539
4.500%, 01/24/2022	1,300,000	1,379,379
4.625%, 05/10/2021	2,860,000	3,079,342
6.300%, 04/23/2019	1,267,000	1,508,713
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	1,220,000	1,098,000
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,360,000	1,502,800
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	658,938
Lazard Group LLC
4.250%, 11/14/2020	2,020,000	2,018,859
Leucadia National Corp.
5.500%, 10/18/2023	4,200,000	4,232,705
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,000,000	1,960,612
5.000%, 06/01/2021 (S)	2,075,000	2,208,686
7.800%, 03/15/2037 (S)	1,670,000	1,786,900
Liberty Property LP
4.400%, 02/15/2024	3,000,000	2,983,809
5.500%, 12/15/2016	1,500,000	1,667,780
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,163,674
8.750%, 07/01/2019	900,000	1,169,610

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	$2,382,000	$2,370,090
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2066	435,000	445,875
Loews Corp.
2.625%, 05/15/2023	870,000	792,321
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	655,000	725,313
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	1,350,000	1,344,272
6.000%, 01/14/2020 (S)	720,000	797,487
Markel Corp.
5.000%, 03/30/2043	1,730,000	1,641,822
5.350%, 06/01/2021	1,500,000	1,645,601
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023	2,000,000	2,000,458
MBIA Insurance Corp.
11.504%, 01/15/2033 (S)	650,000	458,250
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	1,935,000	2,309,661
MetLife, Inc.
6.400%, 12/15/2036	990,000	1,014,750
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,605,125
MidAmerican Energy Holdings Company
3.750%, 11/15/2023 (S)	2,000,000	1,982,514
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,419,281
Morgan Stanley
0.696%, 10/18/2016 (P)	830,000	821,833
3.750%, 02/25/2023	3,700,000	3,602,213
4.100%, 05/22/2023	2,995,000	2,886,350
4.875%, 11/01/2022	1,140,000	1,170,516
5.500%, 01/26/2020 to 07/24/2020	2,690,000	3,037,786
5.550%, 04/27/2017	805,000	905,102
5.625%, 09/23/2019	1,000,000	1,147,850
5.750%, 01/25/2021	1,575,000	1,794,338
5.950%, 12/28/2017	290,000	334,616
6.000%, 04/28/2015	1,000,000	1,068,420
6.625%, 04/01/2018	140,000	165,025
7.300%, 05/13/2019	2,940,000	3,604,687
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	860,050
6.875%, 05/01/2021	680,000	729,300
NANA Development Corp.
9.500%, 03/15/2019 (S)	795,000	814,875
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,594,802
Nationstar Mortgage LLC
7.875%, 10/01/2020	1,812,000	1,879,950
9.625%, 05/01/2019	915,000	1,029,375
10.875%, 04/01/2015	1,300,000	1,335,750
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	965,000	984,300
Nordea Bank AB
3.125%, 03/20/2017 (S)	1,200,000	1,263,029
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	918,457

6

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Onex USI Acquisition Corp.
7.750%, 01/15/2021 (S)	$1,165,000	$1,191,213
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	580,000	651,515
PNC Financial Services Group, Inc.
2.854%, 11/09/2022 (P)	2,280,000	2,138,391
4.459%, 01/21/2014 (P)(Q)	845,000	845,000
PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	1,010,000	903,950
ProLogis International Funding II
4.875%, 02/15/2020 (S)	2,465,000	2,469,822
ProLogis LP
3.350%, 02/01/2021	1,045,000	1,025,015
4.500%, 08/15/2017	1,250,000	1,361,164
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	230,296
5.200%, 03/15/2044 (P)	355,000	339,913
5.375%, 06/21/2020	700,000	795,640
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	1,370,000	1,383,700
Rabobank Nederland NV
3.875%, 02/08/2022	3,020,000	3,047,035
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,887,000	2,495,558
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	941,981
4.650%, 08/01/2023	465,000	475,077
5.375%, 09/15/2017	1,250,000	1,393,543
5.950%, 09/15/2016	560,000	626,829
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,000,000	3,090,909
RLI Corp.
4.875%, 09/15/2023	2,000,000	2,016,758
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	1,140,000	1,161,219
Sberbank of Russia
6.125%, 02/07/2022 (S)	800,000	846,000
Simon Property Group LP
5.750%, 12/01/2015	530,000	577,082
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	910,179
SLM Corp.
5.500%, 01/25/2023	1,325,000	1,245,684
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	663,000	704,438
Springleaf Finance Corp.
6.000%, 06/01/2020 (S)	1,015,000	999,775
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,435,713
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,060,141
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	602,875
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,455,000	1,796,368

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Allstate Corp.
5.750%, 08/15/2053 (P)	$2,000,000	$2,030,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018	925,000	1,117,306
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	990,000
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	1,110,000	1,206,015
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	2,200,000	2,133,008
5.250%, 07/27/2021	3,455,000	3,799,923
5.375%, 03/15/2020	1,000,000	1,120,620
5.500%, 11/15/2014	447,000	467,546
5.750%, 01/24/2022	340,000	383,580
5.950%, 01/18/2018	750,000	859,844
6.000%, 05/01/2014	645,000	659,394
6.150%, 04/01/2018	1,000,000	1,157,050
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	370,000	409,009
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	626,617
UBS AG
7.625%, 08/17/2022	1,370,000	1,566,365
Unum Group
7.125%, 09/30/2016	990,000	1,131,522
USB Realty Corp.
1.391%, 01/15/2017 (P)(Q)(S)	1,125,000	985,781
Ventas Realty LP
4.000%, 04/30/2019	1,060,000	1,123,699
4.750%, 06/01/2021	2,015,000	2,135,759
Vornado Realty LP
4.250%, 04/01/2015	1,000,000	1,034,419
5.000%, 01/15/2022	1,250,000	1,314,039
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	1,000,000	1,093,750
W.R. Berkley Corp.
6.150%, 08/15/2019	14,000	16,101
Wachovia Bank NA
5.850%, 02/01/2037	930,000	1,056,273
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,054,536
6.750%, 09/02/2019 (S)	810,000	973,767
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,393,126
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,037,876
3.500%, 03/08/2022	1,700,000	1,718,661
5.375%, 11/02/2043	2,000,000	1,973,306
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	2,141,000	2,403,273
Weyerhaeuser Company
7.375%, 03/15/2032	1,690,000	2,073,265
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	3,235,000	3,313,756

7

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Willis Group Holdings PLC
5.750%, 03/15/2021	$1,350,000	$1,471,482
WR Berkley Corp.
5.375%, 09/15/2020	830,000	907,637
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	2,288,000	2,242,240

		310,866,525
Health Care - 1.6%
AbbVie, Inc.
4.400%, 11/06/2042	2,000,000	1,827,244
Agilent Technologies, Inc.
3.875%, 07/15/2023	930,000	896,518
Alere, Inc.
7.250%, 07/01/2018	1,080,000	1,182,600
Allergan, Inc.
5.750%, 04/01/2016	400,000	444,458
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,067,291
6.150%, 11/15/2036	500,000	573,052
Coventry Health Care, Inc.
6.300%, 08/15/2014	420,000	436,240
Covidien International Finance SA
6.000%, 10/15/2017	610,000	706,380
Endo Health Solutions, Inc.
7.250%, 01/15/2022	1,198,000	1,296,835
HCA, Inc.
4.750%, 05/01/2023	1,000,000	945,000
7.500%, 02/15/2022	1,035,000	1,151,438
Laboratory Corp. of America Holdings
4.000%, 11/01/2023	2,000,000	1,952,524
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (S)	275,000	276,375
Medco Health Solutions, Inc.
7.125%, 03/15/2018	915,000	1,099,657
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	218,000
Mylan, Inc.
2.600%, 06/24/2018 (S)	940,000	946,348
7.875%, 07/15/2020 (S)	1,700,000	1,931,278
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	1,535,000	1,642,450
Perrigo Company PLC
2.950%, 05/15/2023	1,530,000	1,530,448
Perrigo Company, Ltd.
2.300%, 11/08/2018 (S)	2,000,000	2,005,342
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)	355,000	370,975
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	170,000	187,148
UnitedHealth Group, Inc.
5.375%, 03/15/2016	15,000	16,484
5.700%, 10/15/2040	1,500,000	1,650,471
5.800%, 03/15/2036	115,000	127,834
Valeant Pharmaceuticals International, Inc.
7.500%, 07/15/2021 (S)	825,000	907,500
WellCare Health Plans, Inc.
5.750%, 11/15/2020	660,000	678,150
WellPoint, Inc.
3.300%, 01/15/2023	1,500,000	1,418,628
5.000%, 12/15/2014	208,000	217,382

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
WellPoint, Inc. (continued)
6.375%, 06/15/2037	$415,000	$475,459

		28,179,509
Industrials - 4.7%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	1,535,000	1,527,325
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	645,000	693,375
Air Lease Corp.
3.375%, 01/15/2019	1,475,000	1,478,629
4.500%, 01/15/2016	235,000	248,219
4.750%, 03/01/2020	2,240,000	2,329,600
5.625%, 04/01/2017	570,000	625,575
Aircastle, Ltd.
6.250%, 12/01/2019	695,000	750,600
7.625%, 04/15/2020	430,000	485,900
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	361,383	390,294
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	2,601,056	2,737,611
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	2,160,000	2,262,600
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	605,000	607,269
Bombardier, Inc.
5.750%, 03/15/2022 (S)	1,000,000	995,000
British Airways PLC
4.625%, 06/20/2024 (S)	2,015,000	2,055,300
5.625%, 06/20/2020 (S)	500,000	517,500
Casella Waste Systems, Inc.
7.750%, 02/15/2019	1,150,000	1,161,500
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	1,002,984
5.500%, 03/15/2016	405,000	446,299
7.150%, 02/15/2019	450,000	557,754
Coleman Cable, Inc.
9.000%, 02/15/2018	715,000	754,325
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	943,978	1,011,189
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	291,744	309,249
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	469,302	509,192
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	46,771	49,460
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,307,147	1,428,058
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	338,996	361,031
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	607,567	634,908

8

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
CSX Corp.
7.375%, 02/01/2019		$727,000	$893,836
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023		1,934,308	2,171,261
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		2,186,436	2,459,741
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018		257,835	286,842
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		751,325	815,188
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)		827,000	827,000
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)		850,000	833,000
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)		2,000,000	1,889,682
General Electric Company
2.700%, 10/09/2022		1,400,000	1,330,137
Glencore Funding LLC
2.500%, 01/15/2019 (S)		1,100,000	1,061,787
4.125%, 05/30/2023 (S)		1,235,000	1,155,351
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		1,070,000	1,166,300
International Lease Finance Corp.
7.125%, 09/01/2018 (S)		650,000	751,563
Iron Mountain, Inc.
5.750%, 08/15/2024		1,175,000	1,098,625
6.000%, 08/15/2023		1,465,000	1,494,300
KOC Holding AS
3.500%, 04/24/2020 (S)		1,100,000	966,625
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		1,375,000	1,488,438
Masco Corp.
5.850%, 03/15/2017		705,000	768,450
7.125%, 03/15/2020		840,000	953,400
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		920,000	931,500
Navios South American Logistics, Inc.
9.250%, 04/15/2019		1,765,000	1,906,200
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		867,371	962,956
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		1,420,000	1,318,825
7.500%, 09/14/2015 (Q)(S)		620,000	601,400
8.250%, 04/25/2018 (S)	BRL	1,300,000	465,032
Owens Corning
4.200%, 12/15/2022		$1,325,000	1,283,671
Parker Hannifin Corp.
5.500%, 05/15/2018		1,000,000	1,145,354
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)		1,365,000	1,440,562
Ryder System, Inc.
2.450%, 11/15/2018		1,850,000	1,849,787
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		580,000	607,550
Stanley Black & Decker, Inc.
5.750%, 12/15/2053 (P)		1,350,000	1,387,125

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	$975,000	$943,313
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	4,145,000	3,657,963
Textron, Inc.
5.600%, 12/01/2017	1,126,000	1,248,226
7.250%, 10/01/2019	710,000	837,180
The ADT Corp.
4.125%, 06/15/2023	1,000,000	884,967
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	1,700,000	1,657,871
The Kenan Advantage Group, Inc.
8.375%, 12/15/2018 (S)	1,155,000	1,212,750
Tutor Perini Corp.
7.625%, 11/01/2018	1,350,000	1,447,875
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	522,541
6.550%, 10/01/2017	730,000	841,725
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	203,519	229,977
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	767,589	873,133
Union Pacific Corp.
4.163%, 07/15/2022	686,000	717,401
United Rentals North America, Inc.
6.125%, 06/15/2023	2,000,000	2,070,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	792,481	857,860
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	509,046	548,497
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,170,000	1,301,625
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,385,000	1,533,888

		83,629,026
Information Technology - 0.5%
Ancestry.com, Inc.
11.000%, 12/15/2020	960,000	1,116,000
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)	455,000	468,650
Aspect Software, Inc.
10.625%, 05/15/2017	1,114,000	1,139,065
Blackboard, Inc.
7.750%, 11/15/2019 (S)	465,000	460,350
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,480,000	1,635,400
Healthcare Technology Intermediate, Inc.,
PIK
7.375%, 09/01/2018 (S)	590,000	606,225
Leidos, Inc.
5.500%, 07/01/2033	825,000	763,019
Tyco Electronics Group SA
2.375%, 12/17/2018	2,020,000	2,020,261
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,144,234

		9,353,204

9

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 3.3%
Alcoa, Inc.
5.720%, 02/23/2019	$150,000	$160,560
5.870%, 02/23/2022	650,000	664,535
Allegheny Technologies, Inc.
5.950%, 01/15/2021	390,000	406,329
9.375%, 06/01/2019	2,275,000	2,810,301
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,350,000	1,336,500
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)	1,300,000	1,361,750
ArcelorMittal
10.350%, 06/01/2019	825,000	1,041,563
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	1,046,901	1,120,184
Ashland, Inc.
4.750%, 08/15/2022	1,000,000	952,500
Axiall Corp.
4.875%, 05/15/2023 (S)	1,000,000	940,000
Ball Corp.
4.000%, 11/15/2023	1,000,000	897,500
Barrick Gold Corp.
4.100%, 05/01/2023	1,095,000	986,792
BHP Billiton Finance USA, Ltd.
3.850%, 09/30/2023	2,000,000	2,015,192
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,760,000	1,883,200
Cemex SAB de CV
6.500%, 12/10/2019 (S)	1,100,000	1,113,750
CF Industries, Inc.
4.950%, 06/01/2043	730,000	677,176
7.125%, 05/01/2020	1,750,000	2,065,439
Commercial Metals Company
7.350%, 08/15/2018	820,000	934,800
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	999,000	1,071,428
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	2,000,000	1,946,108
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,040,310
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	990,000	1,145,925
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	1,000,000	1,060,000
FQM Akubra, Inc.
7.500%, 06/01/2021 (S)	1,500,000	1,563,750
Freeport-McMoran Copper & Gold, Inc.
3.875%, 03/15/2023	1,100,000	1,032,606
Georgia-Pacific LLC
7.250%, 06/01/2028	490,000	602,915
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	740,000	684,500
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	971,590
International Paper Company
9.375%, 05/15/2019	875,000	1,161,558
JMC Steel Group
8.250%, 03/15/2018 (S)	440,000	437,800
LyondellBasell Industries NV
5.000%, 04/15/2019	3,320,000	3,726,630
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	1,120,000	1,075,200
Methanex Corp.
5.250%, 03/01/2022	1,080,000	1,157,751

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
MMC Finance, Ltd.
5.550%, 10/28/2020 (S)	$760,000	$758,100
Neenah Paper, Inc.
5.250%, 05/15/2021 (S)	455,000	442,488
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)	555,000	574,425
Pretium Packaging LLC
11.500%, 04/01/2016	410,000	437,675
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,105,000	1,143,675
8.250%, 01/15/2021 (S)	630,000	645,750
Rock-Tenn Company
4.000%, 03/01/2023	1,525,000	1,480,551
Severstal Columbus LLC
10.250%, 02/15/2018	245,000	259,700
SunCoke Energy, Inc.
7.625%, 08/01/2019	678,000	730,545
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	732,000	834,480
The Dow Chemical Company
3.000%, 11/15/2022	460,000	428,107
4.125%, 11/15/2021	1,700,000	1,748,467
The Mosaic Company
4.250%, 11/15/2023	1,700,000	1,690,919
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	1,010,000	881,225
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,003,573
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	850,000	783,063
Walter Energy, Inc.
9.875%, 12/15/2020 (L)	725,000	641,625
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	1,100,000	1,116,500
Xstrata Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	1,500,000	1,567,811
4.250%, 10/25/2022 (S)	740,000	706,851
4.950%, 11/15/2021 (S)	1,100,000	1,114,661

		59,036,333
Telecommunication Services - 3.2%
American Tower Corp.
3.400%, 02/15/2019	740,000	750,834
4.700%, 03/15/2022	1,100,000	1,107,711
5.900%, 11/01/2021	1,500,000	1,638,759
AT&T, Inc.
4.350%, 06/15/2045	762,000	629,913
5.100%, 09/15/2014	16,000	16,571
5.350%, 09/01/2040	257,000	248,273
5.550%, 08/15/2041	800,000	794,814
5.600%, 05/15/2018	500,000	573,416
5.625%, 06/15/2016	12,000	13,336
6.300%, 01/15/2038	500,000	540,698
CenturyLink, Inc.
5.625%, 04/01/2020	415,000	422,263
5.800%, 03/15/2022	1,150,000	1,135,625
6.450%, 06/15/2021	890,000	927,825
7.600%, 09/15/2039	1,850,000	1,674,250
Clearwire Communications LLC
12.000%, 12/01/2015 (S)	970,000	999,100
Crown Castle International Corp.
5.250%, 01/15/2023	1,000,000	987,500
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)	2,000,000	2,136,956

10

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Crown Castle Towers LLC (continued)
4.883%, 08/15/2020 (S)		$1,705,000	$1,811,291
6.113%, 01/15/2020 (S)		1,448,000	1,628,246
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,044,367
8.750%, 06/15/2030		227,000	320,201
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		1,155,000	1,206,975
Embarq Corp.
7.995%, 06/01/2036		2,082,000	2,116,796
ENTEL Chile SA
4.875%, 10/30/2024 (S)		880,000	861,659
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)		2,975,000	2,941,775
7.628%, 06/15/2016 (S)		2,020,000	2,178,287
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		560,000	582,400
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		695,000	663,725
6.625%, 10/15/2021 (S)		1,000,000	1,020,000
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,650,000	632,644
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	1,013,573
Rogers Communications, Inc.
5.450%, 10/01/2043		2,000,000	2,018,838
SBA Tower Trust
2.933%, 12/15/2017 (S)		1,220,000	1,225,245
3.598%, 04/15/2018 (S)		2,465,000	2,432,676
5.101%, 04/17/2017 (S)		1,065,000	1,150,230
SoftBank Corp.
4.500%, 04/15/2020 (S)		1,300,000	1,291,875
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	855,000
8.750%, 03/15/2032		685,000	736,375
T-Mobile USA, Inc.
6.125%, 01/15/2022		485,000	494,094
Telecom Italia Capital SA
6.999%, 06/04/2018		1,075,000	1,188,299
7.200%, 07/18/2036		960,000	885,242
Telefonica Emisiones SAU
6.421%, 06/20/2016		2,175,000	2,429,758
Verizon Communications, Inc.
4.500%, 09/15/2020		1,505,000	1,615,837
5.150%, 09/15/2023		3,500,000	3,733,468
6.100%, 04/15/2018		910,000	1,057,192
6.550%, 09/15/2043		3,050,000	3,469,317
6.900%, 04/15/2038		450,000	524,185
Verizon New York, Inc.
7.000%, 12/01/2033		735,000	735,000

			58,462,414
Utilities - 2.7%
AES Corp.
4.875%, 05/15/2023		1,560,000	1,470,300
Appalachian Power Company
7.000%, 04/01/2038		425,000	512,125
Arizona Public Service Company
5.500%, 09/01/2035		222,000	236,117
Beaver Valley II Funding Corp.
9.000%, 06/01/2017		397,000	400,500
BVPS II Funding Corp.
8.890%, 06/01/2017		158,000	167,328

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Calpine Corp.
6.000%, 01/15/2022 (S)	$375,000	$385,313
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	12,808
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	218,365
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,175,445
Centrica PLC
4.000%, 10/16/2023 (S)	2,000,000	1,971,644
CMS Energy Corp.
5.050%, 03/15/2022	1,830,000	1,999,765
Commonwealth Edison Company
5.800%, 03/15/2018	1,270,000	1,478,784
DPL, Inc.
7.250%, 10/15/2021	1,400,000	1,428,000
Duke Energy Corp.
3.950%, 10/15/2023	2,000,000	2,016,804
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	655,000	647,140
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,071,005
Exelon Generation Company LLC
5.600%, 06/15/2042	298,000	279,275
FirstEnergy Corp.
4.250%, 03/15/2023	1,500,000	1,396,427
7.375%, 11/15/2031	1,876,000	1,983,609
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,980,000	1,997,325
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	1,370,000	1,441,639
6.875%, 06/21/2023 (S)	655,000	696,492
7.250%, 01/15/2019 (S)	1,195,000	1,329,153
LBC Tank Terminals Holding
Netherlands BV
6.875%, 05/15/2023 (S)	300,000	314,250
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	14,817
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/01/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	653,250
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	575,000	589,375
NiSource Finance Corp.
4.800%, 02/15/2044	1,740,000	1,553,084
Nisource Finance Corp.
5.650%, 02/01/2045	2,000,000	2,015,864
NRG Energy, Inc.
7.625%, 01/15/2018	1,190,000	1,356,600
8.250%, 09/01/2020	1,085,000	1,207,063
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,686,081
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	579,795
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,149,518

11

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
PNPP II Funding Corp.
9.120%, 05/30/2016	$290,000	$304,177
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,590,000	1,494,085
3.500%, 12/01/2022	1,530,000	1,456,402
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,285,000	1,296,244
PSEG Power LLC
8.625%, 04/15/2031	214,000	292,134
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,202,672
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,214,795
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	941,333
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	845,000	874,575
TransAlta Corp.
6.650%, 05/15/2018	580,000	663,037
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	728,581
W3A Funding Corp.
8.090%, 01/02/2017	1,021,174	1,021,359
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	1,075,000	1,100,531

		48,024,985

TOTAL CORPORATE BONDS (Cost $791,344,485)		$814,317,711

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%
Allfirst Preferred Capital Trust
1.744%, 07/15/2029 (P)	310,000	254,200
Fifth Third Capital Trust IV (6.500% to
04/15/2017, then 3 month
LIBOR + 1.368%)
04/15/2037	2,445,000	2,441,944
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,650,000	1,711,875
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month
LIBOR + 3.960%)
12/15/2037 (S)	375,000	428,438
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	855,000	1,094,400
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	525,000	549,938
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,125,000	1,170,000
State Street Capital Trust IV
1.254%, 06/15/2037 (P)	2,210,000	1,705,015

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
SunTrust Preferred Capital I
4.000%, 01/21/2014 (P)(Q)	$102,000	$78,540
USB Capital IX
3.500%, 01/21/2014 (P)(Q)	1,525,000	1,189,500
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	2,935,000	3,155,125
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	2,257,000	2,392,420

		16,171,395

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $15,664,175)		$16,171,395

CONVERTIBLE BONDS - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	293,000	614,384

TOTAL CONVERTIBLE BONDS (Cost $316,074)		$614,384

TERM LOANS (M) - 0.4%
Consumer Discretionary - 0.0%
CCM Merger, Inc.
5.000%, 03/01/2017	359,052	360,959
Consumer Staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	1,281,779	1,200,066
Financials - 0.1%
iStar Financial, Inc.
4.500%, 10/16/2017	288,115	289,466
Ocwen Loan Servicing LLC
5.000%, 02/15/2018	218,900	221,089
Walter Investment Management Corp.
5.750%, 11/28/2017	522,500	526,158

		1,036,713
Industrials - 0.2%
Delta Air Lines, Inc.
4.000%, 10/18/2018	794,000	796,973
Syncreon Holdings, Ltd.
5.250%, 10/28/2020	1,400,000	1,386,000
WP CPP Holdings LLC
4.750%, 12/27/2019	496,250	496,250

		2,679,223
Materials - 0.0%
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/28/2019	762,300	769,242
Utilities - 0.0%
La Frontera Generation LLC
4.500%, 09/30/2020	519,830	524,054
Energy - 0.0%
Templar Energy LLC,
TBD 11/25/2020 (T)	770,000	769,038

TOTAL TERM LOANS (Cost $7,291,231)		$7,339,295

12

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 0.1%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	$540,000	$732,143

TOTAL MUNICIPAL BONDS (Cost $592,699)		$732,143

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.0%
Commercial & Residential - 14.7%
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.023%, 12/25/2046	12,331,691	861,409
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.355%, 02/25/2045 (P)	213,037	211,107
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	2,150,000	2,461,395
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,595,000	4,053,603
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.221%, 10/10/2045 (S)	59,945,533	128,763
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	53,085
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,100,000	1,209,166
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,799,870
Series 2006-6, Class AJ,
5.421%, 10/10/2045	1,800,000	1,784,651
Series 2006-5, Class AM,
5.448%, 09/10/2047	1,060,000	1,134,379
Series 2007-1, Class A3,
5.449%, 01/15/2049	317,780	317,559
Series 2006-5, Class AJ,
5.477%, 09/10/2047	1,000,000	855,174
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	463,958	470,349
Series 2006-4, Class AM,
5.675%, 07/10/2046	2,625,000	2,890,432
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	802,525
Series 2007-3, Class AM,
5.797%, 06/10/2049 (P)	1,000,000	1,115,368
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,790,000	1,954,531
Series 2006-2, Class AM,
5.958%, 05/10/2045 (P)	1,440,000	1,593,929
Series 2007-4, Class AM,
6.004%, 02/10/2051 (P)	2,800,000	3,117,870
Banc of America Re-Remic Trust,
Series 2013-DSNY, Class E
2.767%, 09/15/2026 (P)(S)	1,145,000	1,148,270
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)	1,741,351	1,742,776
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)	1,577,063	1,587,900
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1,
0.706%, 08/25/2035 (P)	3,837,478	3,512,194
Series 2005-1, Class A1,
0.726%, 01/25/2035 (P)	1,550,569	1,514,326

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Alt-A Trust (continued)
Series 2005-5, Class 1A4,
0.726%, 07/25/2035 (P)	$1,539,366	$1,441,729
Series 2004-12, Class 1A1,
0.866%, 01/25/2035 (P)	2,606,465	2,531,474
Bear Stearns Asset
Backed Securities Trust
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	1,227,318	1,248,467
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	1,233,740	1,237,318
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-PWR6, Class X1 IO,
0.816%, 11/11/2041 (S)	41,387,399	340,701
Series 2004-T16, Class X1 IO,
0.928%, 02/13/2046 (S)	388,581	2,220
Series 2005-PWR8, Class X1 IO,
0.931%, 06/11/2041 (S)	53,003,782	494,737
Series 2004-PWR5, Class X1 IO,
1.019%, 07/11/2042 (S)	290,420	2,050
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.376%, 12/25/2036 (P)	1,173,915	835,661
BWAY Mortgage Trust, Series 2013-1515,
Class XB IO 0.534%, 03/10/2033 (S)	46,410,000	1,822,242
CD Commercial Mortgage Trust,
Series 2007-CD4, Class AMFX
5.366%, 12/11/2049 (P)	2,450,000	2,550,305
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.631%, 04/15/2044 (S)	13,135,029	597,302
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.392%, 07/15/2044 (P)	545,000	557,731
Commercial Mortgage Pass
Through Certificates
Series 2012-CR5, Class XA IO,
2.075%, 12/10/2045	14,573,200	1,564,768
Series 2012-CR2, Class XA IO,
2.107%, 08/15/2045	18,053,591	2,040,597
Series 2012-LC4, Class XA IO,
2.676%, 12/10/2044 (S)	6,124,237	832,541
Series 2013-300P, Class D,
4.540%, 08/10/2030 (P)(S)	2,020,000	1,879,903
Series 2013-300P, Class E,
4.540%, 08/10/2030 (P)(S)	800,000	721,686
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	1,090,000	1,154,808
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	1,780,000	1,850,360
Series 2013-CR11, Class B,
5.333%, 10/10/2046 (P)	1,920,000	2,017,845
Series 2012-LC4, Class C,
5.823%, 12/10/2044 (P)	2,055,000	2,204,045
Series 2010-C1, Class D,
6.078%, 07/10/2046 (P)(S)	1,675,000	1,766,684
Commercial Mortgage Trust,
Series 2007-GG11, Class AJ
6.252%, 12/10/2049 (P)	1,230,000	1,205,485

13

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Connecticut Avenue Securities,
Series 2013-C01, Class M1
2.166%, 10/25/2023 (P)	$2,000,000	$2,011,332
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A 2.544%, 07/20/2034 (P)	612,394	612,227
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class AM,
5.509%, 09/15/2039	2,000,000	2,156,060
Series 2007-C3, Class AM,
5.871%, 06/15/2039 (P)	1,550,000	1,616,586
Series 2007-C4, Class A1,
5.953%, 09/15/2039 (P)	1,000,000	1,043,264
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.522%, 02/15/2038 (S)	56,597,977	199,961
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,769,794	2,911,153
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,235,142
Deutsche Mortgage Securities, Inc.,
Series 2004-4, Class 2AR1
0.706%, 06/25/2034 (P)	1,845,751	1,695,374
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.618%, 07/19/2044 (P)	2,078,639	1,910,926
Extended Stay America Trust
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	1,150,000	1,138,870
Series 2013-ESFL, Class DFL,
3.309%, 12/05/2031 (P)(S)	1,660,000	1,633,528
Series 2013-ESHM, Class M,
7.625%, 12/05/2019 (S)	1,200,000	1,215,904
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.225%, 08/25/2034 (P)	936,692	907,230
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C,
4.270%, 05/05/2027 (S)	1,940,000	1,985,179
Series 2012-FBLU, Class D,
5.007%, 05/05/2027 (S)	1,395,000	1,436,264
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	882,084
Series 2011-K10, Class B,
4.756%, 11/25/2049 (P)(S)	1,055,000	1,083,602
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.661%, 06/10/2048 (S)	938,363	4,581
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,215,646
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,632,840
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR2, Class 3A
3.325%, 08/19/2034 (P)	1,449,109	1,407,371
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 6.018%, 07/10/2038 (P)	2,965,000	3,253,257

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II
Series 2010-C2, Class XA IO,
0.843%, 12/10/2043 (S)	$60,374,205	$993,035
Series 2005-GG4, Class XC IO,
0.921%, 07/10/2039 (S)	1,414,639	11,542
Series 2013-KYO, Class D,
2.769%, 11/08/2029 (P)(S)	1,815,000	1,810,537
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,093,302
Series 2006-GG6, Class AM,
5.622%, 04/10/2038 (P)	3,000,000	3,253,689
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.656%, 09/25/2035 (P)	2,102,979	2,071,676
Series 2006-AR1, Class 3A1,
2.936%, 01/25/2036 (P)	501,686	434,714
Series 2004-9, Class B1,
3.113%, 08/25/2034 (P)	269,159	161,186
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	5,320,407	56,529
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	6,351,853	67,488
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	6,895,868	73,269
Series 2005-9, Class 2A1C IO,
0.618%, 06/20/2035 (P)	2,347,605	2,278,544
Series 2005-11, Class X IO,
2.106%, 08/19/2045	4,919,637	260,613
Series 2005-8, Class 1X IO,
2.194%, 09/19/2035	5,361,802	361,198
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.919%, 11/05/2030 (P)(S)	1,680,000	1,683,290
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	811,000	819,207
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.672%, 10/25/2036	20,841,579	724,924
Series 2005-AR18, Class 1X IO,
2.035%, 10/25/2036	15,923,420	1,017,113
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	30,253,458	1,566,917
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C3A, Class XA IO,
1.459%, 02/15/2046 (S)	26,371,471	1,269,971
Series 2012-HSBC, Class XA IO,
1.582%, 07/05/2032 (S)	28,405,000	2,942,730
Series 2011-C4, Class XA IO,
1.696%, 07/15/2046 (S)	34,238,413	1,936,319
Series 2013-JWRZ, Class D,
3.158%, 04/15/2030 (P)(S)	1,455,000	1,448,000
Series 2012-PHH, Class D,
3.435%, 10/15/2025 (P)(S)	815,000	820,198
Series 2013-JWRZ, Class E,
3.908%, 04/15/2030 (P)(S)	1,000,000	1,001,448
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	667,093	666,977
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,910,780

14

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	$1,250,000	$1,377,063
Series 2005-LDP5, Class A4,
5.368%, 12/15/2044 (P)	2,025,000	2,165,420
Series 2005-LDP5, Class A3,
5.397%, 12/15/2044 (P)	5,100,000	5,189,276
Series 2005-LDP5, Class AM,
5.410%, 12/15/2044 (P)	2,000,000	2,161,014
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,000,000	4,428,672
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,942,257
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	39,345	39,698
Series 2007-LDPX, Class AM,
5.464%, 01/15/2049 (P)	4,555,000	4,689,313
Series 2006-LDP7, Class AM,
6.056%, 04/15/2045 (P)	1,895,000	2,098,817
Series 2013-INMZ, Class M,
6.145%, 09/15/2018 (P)(S)	1,710,000	1,720,476
Series 2007-LD12, Class AM,
6.192%, 02/15/2051 (P)	4,690,330	5,228,968
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.958%, 02/15/2040 (S)	442,599	3,528
Series 2004-C1, Class XCL IO,
1.084%, 01/15/2036 (S)	8,535,175	50,759
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	1,500,000	1,567,206
Series 2005-C2 AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,038,384
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,755,000	3,047,482
Series 2006-C4, Class AJ,
6.075%, 06/15/2038 (P)	950,000	991,315
Lehman Brothers Small Balance
Commercial, Series 2005-1A, Class A
0.416%, 02/25/2030 (P)(S)	1,606,681	1,426,710
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.266%, 11/25/2034 (P)	1,675,000	1,557,028
Series 2004-8, Class 5A1,
2.562%, 08/25/2034 (P)	344,175	343,378
Series 2004-13, Class 2A1,
2.644%, 04/21/2034 (P)	369,211	377,938
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	1,048,487	1,116,382
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.157%, 12/25/2034 (P)	1,662,357	1,654,605
Series 2007-3, Class M1,
3.214%, 09/25/2037 (P)	474,329	258,862
Series 2007-3, Class M2 IO,
3.214%, 09/25/2037	100,313	11,498
Series 2007-3, Class M3 IO,
3.214%, 09/25/2037	16,704	293
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.368%, 07/12/2038 (S)	156,052,518	563,974

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust (continued)
Series 2006-C2, Class X IO,
0.517%, 08/12/2043 (S)	$14,860,422	$138,945
Series 2008-C1, Class X IO,
0.543%, 02/12/2051 (S)	57,730,482	815,270
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,014	31,603
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	3,740,000	3,937,240
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	2,050,000	2,121,553
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class XA,
1.889%, 02/15/2046 (P)	8,643,304	867,235
Series 2012-C5, Class XA IO,
2.046%, 08/15/2045 (S)	19,179,751	1,859,438
Series 2012-C6, Class XA IO,
2.328%, 11/15/2045 (S)	14,789,283	1,649,064
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	954,766
Series 2013-C7, Class C,
4.328%, 02/15/2046 (P)	1,149,000	1,091,231
Morgan Stanley Capital I Trust
Series 2005-T17, Class X1 IO,
0.790%, 12/13/2041 (S)	1,097,146	5,387
Series 2005-IQ9, Class X1 IO,
1.303%, 07/15/2056 (S)	400,419	7,868
Series 2011-C3, Class XA IO,
1.431%, 07/15/2049 (S)	20,749,371	1,005,017
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,392,279
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	200,759	200,858
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,750,000	1,931,963
Series 2007-IQ14, Class AM,
5.874%, 04/15/2049 (P)	3,595,000	3,732,793
Series 2006-T23, Class A4,
5.986%, 08/12/2041 (P)	630,000	697,253
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 2A2
2.786%, 08/25/2034 (P)	2,477,895	2,422,727
MortgageIT Trust, Series 2005-2,
Class 1A2 0.496%, 05/25/2035 (P)	1,535,704	1,425,053
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	4,755,000	4,747,730
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034 (P)	794,676	820,591
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.357%, 12/25/2045	12,360,394	530,692
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	3,967	4,076
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.368%, 05/20/2035 (P)	4,081	3,626

15

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	$810,000	$801,412
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.618%, 11/25/2023 (P)	2,000,000	1,998,075
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.773%, 03/25/2044 (P)	1,669,611	1,611,020
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	989,175
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	1,215,000	1,268,876
Series 2012-C1, Class C,
5.720%, 05/10/2045 (P)(S)	815,000	864,055
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.955%, 05/10/2063 (S)	25,411,393	2,311,090
VFC 2013-1 LLC, Series 2013-1, Class A
3.130%, 03/20/2026 (S)	1,459,650	1,468,459
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.441%, 03/15/2042 (S)	56,071,809	161,711
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	39,245
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,743,642
Series 2005-C21, Class AJ,
5.414%, 10/15/2044 (P)	2,170,000	2,290,207
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,900,000	3,176,770
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 6.103%, 03/23/2045 (P)(S)	14,863	14,836
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.456%, 12/25/2045 (P)	2,253,561	2,013,142
Series 2005-AR2, Class 2A3,
0.516%, 01/25/2045 (P)	1,263,196	1,138,152
Series 2005-AR8, Class 2AB3,
0.526%, 07/25/2045 (P)	991,661	918,552
Series 2005-AR2, Class 2A1B,
0.536%, 01/25/2045 (P)	3,188,885	2,868,517
Series 2005-AR8, Class 2AB2,
0.586%, 07/25/2045 (P)	3,912,308	3,644,143
Series 2004-AR8, Class A2,
0.588%, 06/25/2044 (P)	1,241,148	1,128,840
Series 2005-AR13, Class X IO,
1.470%, 10/25/2045	66,225,178	2,726,616
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	1,496,091	1,548,158
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	8,760	8,848
Wells Fargo Commercial Mortgage Trust
Series 2013-1, Class 20B,
2.800%, 03/18/2028 (P)(S)	4,595,000	4,250,779

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Commercial
Mortgage Trust (continued)
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	$1,345,000	$1,037,657
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.627%, 03/25/2035 (P)	1,179,091	1,144,707
WF-RBS Commercial Mortgage Trust
Series 2013-C16, Class XA IO,
1.249%, 09/15/2046	15,722,069	991,544
Series 2011-C3, Class XA IO,
1.846%, 03/15/2044 (S)	24,961,353	1,712,698
Series 2012-C10, Class XA IO,
1.980%, 12/15/2045 (S)	8,995,156	981,147
Series 2012-C9, Class XA IO,
2.418%, 11/15/2045 (S)	27,181,892	3,414,508
Series 2013-C15, Class B,
4.636%, 08/15/2046 (P)	1,505,000	1,522,520
Series 2013-C15, Class C,
4.636%, 08/15/2046 (P)	1,000,000	963,061
Series 2013-C16, Class B,
5.152%, 09/15/2046 (P)	880,000	926,216

		264,267,819
U.S. Government Agency - 4.3%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.509%, 11/25/2020	56,670,459	1,094,137
Series K010, Class X1 IO,
0.554%, 10/25/2020	37,780,730	666,490
Series K026, Class X1 IO,
1.176%, 11/25/2022	13,762,833	1,001,810
Series KAIV, Class X1 IO,
1.381%, 06/25/2021	26,390,242	1,993,202
Series K022, Class X1 IO,
1.431%, 07/25/2022	18,840,726	1,620,265
Series K014, Class X1 IO,
1.433%, 04/25/2021	5,556,487	414,014
Series K017, Class X1 IO,
1.595%, 12/25/2021	24,280,664	2,150,490
Series K018, Class X1 IO,
1.602%, 01/25/2022	10,950,816	978,039
Series K708, Class X1 IO,
1.642%, 01/25/2019	17,439,555	1,173,909
Series K021, Class X1 IO,
1.645%, 06/25/2022	16,999,297	1,704,332
Series K709, Class X1 IO,
1.675%, 03/25/2019	9,670,365	673,937
Series K707, Class X1 IO,
1.693%, 12/25/2018	11,642,243	782,941
Series K705, Class X1 IO,
1.899%, 09/25/2018	15,838,716	1,156,955
Series K710, Class X1 IO,
1.913%, 05/25/2019	21,258,285	1,745,837
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	954,115
Series 3632, Class AP,
3.000%, 02/15/2040	3,940,836	4,130,607
Series 4060, Class HC,
3.000%, 03/15/2041	3,281,129	3,430,991
Series 4065, Class QA,
3.000%, 08/15/2041	2,304,837	2,374,796

16

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 290, Class IO,
3.500%, 11/15/2032	$5,397,823	$1,066,125
Series 4068, Class AP,
3.500%, 06/15/2040	3,555,915	3,727,825
Series 3908, Class PA,
4.000%, 06/15/2039	1,339,757	1,415,921
Series 3943, Class DI IO,
4.000%, 11/15/2039	4,903,493	800,722
Series 3830, Class NI IO,
4.500%, 01/15/2036	6,609,885	726,153
Series 3794, Class PI IO,
4.500%, 02/15/2038	1,472,752	165,803
Series 4030, Class BI IO,
5.000%, 01/15/2042	3,809,261	687,615
Series 4077, Class IK IO,
5.000%, 07/15/2042	2,873,079	665,866
Series T-41, Class 3A,
6.380%, 07/25/2032 (P)	2,233	2,573
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.746%, 02/25/2022	15,544,833	623,721
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,970,989	2,857,616
Series 2012-30, Class PB,
2.250%, 10/25/2040	3,463,277	3,518,603
Series 2012-MB, Class X1 IO,
2.355%, 12/25/2019	12,919,116	1,096,742
Series 2012-53, Class IO IO,
3.500%, 05/25/2027	10,047,106	1,075,886
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	5,423,684	1,129,476
Series 2011-118, Class CD,
3.500%, 10/25/2039	5,689,158	5,986,411
Series 2012-67, Class KG,
3.500%, 02/25/2041	1,085,899	1,128,884
Series 2012-19, Class JA,
3.500%, 03/25/2041	4,393,078	4,576,274
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	4,467,804	1,023,802
Series 402, Class 4 IO,
4.000%, 10/25/2039	1,012,792	179,215
Series 402, Class 3 IO,
4.000%, 11/25/2039	651,112	127,266
Series 2011-41, Class KA,
4.000%, 01/25/2041	2,163,411	2,312,987
Series 2011-86, Class NA,
4.000%, 01/25/2041	3,593,685	3,846,160
Series 402, Class 7 IO,
4.500%, 11/25/2039	1,038,423	193,647
Series 407, Class 21 IO,
5.000%, 01/25/2039	1,038,462	191,356
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	873,863	141,001
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	1,063,958	133,128
Series 407, Class 15 IO,
5.000%, 01/25/2040	1,934,059	336,419
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,639,460	325,133
Series 407, Class 8 IO,
5.000%, 03/25/2041	813,887	151,292

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class C6 IO,
5.500%, 01/25/2040	$6,631,451	$1,253,742
Series 2001-50, Class BA,
7.000%, 10/25/2041	521	603
Series 2002-W3, Class A5,
7.500%, 11/25/2041	16,777	19,814
Government National
Mortgage Association
Series 2012-125, Class IO,
0.856%, 02/16/2053	22,241,695	1,631,940
Series 2012-70, Class IO,
0.963%, 08/16/2052	15,238,319	1,010,712
Series 2012-120, Class IO,
1.015%, 02/16/2053	17,652,689	1,322,804
Series 2012-114, Class IO,
1.031%, 01/16/2053	23,020,736	2,153,866
Series 2013-42, Class IA IO,
3.500%, 03/20/2043	8,024,987	1,293,792

		76,947,762

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $335,935,286)		$341,215,581

ASSET BACKED SECURITIES - 3.9%
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
0.616%, 05/25/2035 (P)	1,035,000	976,081
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1,
0.616%, 10/25/2035 (P)	2,220,000	1,836,029
Series 2004-3, Class A1,
0.886%, 09/25/2034 (P)	512,954	502,359
Aircraft Lease Securitisation, Ltd.
0.429%, 05/10/2032 (P)(S)	203,852	194,678
Ameriquest Mortgage Securities, Inc.
0.576%, 01/25/2036 (P)	1,100,000	926,723
Series 2005-R3, Class M2,
0.636%, 05/25/2035 (P)	1,480,000	1,346,437
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	93	93
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.716%, 05/25/2034 (P)	963,601	940,018
Series 2003-W10, Class M1,
1.246%, 01/25/2034 (P)	846,646	811,907
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	1,100,000	1,069,063
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.586%, 03/25/2035 (P)	1,365,282	1,294,727
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041 (P)	1,275,000	1,331,940
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.406%, 07/25/2036 (P)(S)	2,168,763	1,984,557
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.923%, 06/25/2037 (P)	917,764	926,087

17

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	$3,568,038	$3,628,509
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	1,811,038	1,973,820
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.110%, 02/25/2035 (P)	1,695,602	1,774,339
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.826%, 04/25/2036 (P)	1,503,918	1,452,821
Series 2006-MH1, Class B1,
5.631%, 10/25/2036 (P)(S)	460,000	219,472
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	2,071,667	2,049,541
CSMC Trust, Series 2006-CF2, Class M1
0.636%, 05/25/2036 (P)(S)	1,655,000	1,594,417
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	5,409,181	5,857,159
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.626%, 11/25/2035 (P)	1,850,000	1,697,690
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.931%, 06/25/2035 (P)	820,000	783,222
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,600,000	1,582,920
Global Leveraged Capital Credit
Opportunity Fund
2.192%, 12/20/2018 (P)(S)	1,000,000	943,468
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.436%, 10/25/2035 (P)	2,453,629	2,272,515
GSAA Trust, Series 2005-10, Class M3
0.716%, 06/25/2035 (P)	2,180,000	2,040,598
GSAMP Trust, Series 2006-NC1,
Class A2 0.346%, 02/25/2036 (P)	974,656	912,527
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.466%, 03/25/2035 (P)(S)	2,158,093	2,082,633
Harch CLO III, Ltd., Series 2007-1A,
Class D 1.987%, 04/17/2020 (P)(S)	1,300,000	1,227,498
Home Equity Asset Trust, Series 2005-6,
Class M1 0.636%, 12/25/2035 (P)	1,025,000	994,392
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.536%, 10/25/2035 (P)	1,490,000	1,398,378
Loomis Sayles CLO I, Ltd.
1.838%, 10/26/2020 (P)(S)	2,200,000	2,043,780
Mastr Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.866%, 08/25/2037 (P)	348,876	342,737
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.916%, 09/25/2035 (P)	640,103	593,179
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.616%, 03/25/2035 (P)	840,000	803,652
Northwoods Capital V, Ltd.,
Series 2005-5A, Class C2
1.020%, 12/07/2020 (S)	2,000,000	1,826,272

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
RAMP Trust, Series 2005-RS3, Class M1
0.586%, 03/25/2035 (P)	$985,000	$919,045
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	1,545,000	1,491,671
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,236,379	1,326,560
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3
0.346%, 05/25/2036 (P)	729,050	668,470
Specialty Underwriting &
Residential Finance Trust
Series 2006-BC1, Class A2D,
0.466%, 12/25/2036 (P)	3,250,000	3,048,507
Series 2005-AB1, Class M1,
0.596%, 03/25/2036 (P)	1,000,000	946,639
TAL Advantage V LLC, Series 2013-1A,
Class A 2.830%, 02/22/2038 (S)	1,202,500	1,181,301
Westgate Resorts LLC
Series 2012-3A, Class A,
2.500%, 03/20/2025 (S)	1,013,524	1,013,402
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	1,342,071	1,350,459
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	675,104	667,509
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	2,148,503	2,149,857
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	296,891	297,030

TOTAL ASSET BACKED SECURITIES (Cost $67,755,065)		$69,296,688

COMMON STOCKS - 0.0%
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	17	13

TOTAL COMMON STOCKS (Cost $443)		$13

PREFERRED SECURITIES - 0.6%
Consumer Staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$442,363
Financials - 0.5%
Discover Financial Services, 6.500%	31,500	734,895
FNB Corp., 7.250%	30,650	800,731
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	39,255	1,053,604
PNC Financial Services Group, Inc.
(6.125% to 05/01/2022, then
3 month LIBOR + 4.067%)	58,350	1,492,593
Regions Financial Corp., 6.375%	54,355	1,210,486
The Goldman Sachs Group, Inc., 5.500%	40,225	913,912
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%) (L)	44,075	1,205,011
Wells Fargo & Company,
Series L, 7.500%	623	701,654
Weyerhaeuser Company, 6.375%	5,600	306,992

		8,419,878
Industrials - 0.1%
Continental Airlines
Finance Trust II, 6.000%	15,000	717,188
United Technologies Corp., 7.500%	16,493	1,077,982

		1,795,170

18

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Materials - 0.0%
ArcelorMittal, 6.000%	7,805	$197,076

TOTAL PREFERRED SECURITIES (Cost $10,540,097)		$10,854,487

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers Holdings, Inc.
3.375%, 01/26/2017 (I)	1,120,000	236,600

TOTAL ESCROW CERTIFICATES (Cost $101,130)		$236,600

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	476,885	$4,772,710

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,772,528)		$4,772,710

SHORT-TERM INVESTMENTS - 8.7%
Money Market Funds - 8.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	148,712,511	148,712,511
Repurchase Agreement - 0.4%
Barclays Tri-Party Repurchase Agreement
dated 11/29/2013 at 0.070% to be
repurchased at $7,817,046 on
12/02/2013, collateralized by
$7,617,900 U.S. Treasury Notes,
2.125% due 12/31/2015 (valued at
$7,973,406, including interest)	$7,817,000	$7,817,000

TOTAL SHORT-TERM INVESTMENTS (Cost $156,529,511)		$156,529,511

Total Investments (Active Bond Fund)
(Cost $1,874,537,285) - 106.4%		$1,908,400,384
Other assets and liabilities, net - (6.4%)		(115,500,120)

TOTAL NET ASSETS - 100.0%		$1,792,900,264

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.2%
Consumer Discretionary - 12.2%
Auto Components - 1.0%
BorgWarner, Inc.	57,900	$6,205,142
Diversified Consumer Services - 0.2%
Capella Education Company	15,300	1,005,516
Hotels, Restaurants & Leisure - 1.3%
Starwood Hotels & Resorts Worldwide, Inc.	109,800	8,177,904
Household Durables - 1.2%
NACCO Industries, Inc., Class A	7,100	459,725
Whirlpool Corp.	47,500	7,256,100

		7,715,825
Internet & Catalog Retail - 1.3%
priceline.com, Inc. (I)	7,200	8,584,776
Media - 2.9%
Comcast Corp., Class A	240,800	12,008,696
Graham Holdings Co.	8,315	5,600,153
MDC Partners, Inc., Class A	26,700	607,692

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Regal Entertainment Group, Class A (L)	29,700	$578,556

		18,795,097
Specialty Retail - 4.1%
Best Buy Company, Inc.	207,200	8,401,960
Brown Shoe Company, Inc.	83,900	2,158,747
GameStop Corp., Class A	113,100	5,457,075
hhgregg, Inc. (I)	46,300	689,870
Lowe’s Companies, Inc.	115,900	5,502,932
The Home Depot, Inc.	49,600	4,001,232

		26,211,816
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	19,100	1,338,910

		78,034,986
Consumer Staples - 6.5%
Food & Staples Retailing - 1.5%
The Andersons, Inc.	14,400	1,225,008
The Kroger Company	196,000	8,183,000

		9,408,008
Food Products - 2.7%
Archer-Daniels-Midland Company	208,500	8,392,125
Fresh Del Monte Produce, Inc.	13,400	375,334
John B. Sanfilippo & Son, Inc.	16,600	423,134
Mead Johnson Nutrition Company	70,400	5,949,504
Sanderson Farms, Inc.	14,900	1,018,266
Tyson Foods, Inc., Class A	24,300	770,067

		16,928,430
Household Products - 0.0%
Harbinger Group, Inc. (I)	13,100	157,200
Personal Products - 1.4%
Inter Parfums, Inc.	2,800	101,920
Nu Skin Enterprises, Inc., Class A	68,800	8,795,392

		8,897,312
Tobacco - 0.9%
Lorillard, Inc.	113,800	5,841,354

		41,232,304
Energy - 8.2%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	42,400	2,415,104
Exterran Holdings, Inc. (I)	121,700	3,957,684
Helmerich & Payne, Inc.	62,400	4,804,800
RPC, Inc.	24,700	436,449
SEACOR Holdings, Inc.	4,700	437,335

		12,051,372
Oil, Gas & Consumable Fuels - 6.3%
ConocoPhillips	141,900	10,330,320
EOG Resources, Inc.	49,900	8,233,500
Exxon Mobil Corp.	56,800	5,309,664
Knightsbridge Tankers, Ltd. (L)	27,000	210,870
Marathon Oil Corp.	4,700	169,388
Murphy Oil Corp.	111,500	7,239,695
SandRidge Energy, Inc. (I)(L)	83,900	469,001
SM Energy Company	90,300	7,959,042

		39,921,480

		51,972,852

19

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 17.8%
Capital Markets - 1.1%
Ares Capital Corp.	129,000	$2,371,020
E*TRADE Financial Corp. (I)	100,100	1,793,792
Legg Mason, Inc.	57,500	2,248,825
TD Ameritrade Holding Corp.	19,200	552,576

		6,966,213
Commercial Banks - 4.0%
City National Corp.	13,200	1,007,952
Comerica, Inc.	48,000	2,176,800
First Citizens BancShares, Inc., Class A	4,000	898,600
First Merchants Corp.	25,100	531,869
First Niagara Financial Group, Inc.	63,900	711,846
KeyCorp	619,100	7,893,525
OFG Bancorp	38,600	663,920
Pinnacle Financial Partners, Inc. (L)	8,500	276,675
PNC Financial Services Group, Inc.	27,300	2,100,735
Simmons First National Corp., Class A	5,100	180,336
State Bank Financial Corp.	6,500	114,270
SVB Financial Group (I)	6,700	678,308
Synovus Financial Corp.	691,900	2,414,731
United Community Banks, Inc. (I)	19,200	352,320
Wintrust Financial Corp.	112,700	5,112,072

		25,113,959
Consumer Finance - 2.7%
Capital One Financial Corp.	129,400	9,268,922
Discover Financial Services	127,300	6,785,090
Portfolio Recovery Associates, Inc. (I)(L)	14,000	817,600

		16,871,612
Diversified Financial Services - 3.3%
JPMorgan Chase & Company	191,800	10,974,796
McGraw-Hill Financial, Inc.	105,600	7,867,200
The NASDAQ OMX Group, Inc.	59,200	2,325,968

		21,167,964
Insurance - 4.1%
Assurant, Inc.	29,200	1,896,248
Everest Re Group, Ltd.	50,300	7,888,549
PartnerRe, Ltd.	51,200	5,268,480
Platinum Underwriters Holdings, Ltd.	10,400	659,360
StanCorp Financial Group, Inc.	16,800	1,077,048
The Allstate Corp.	123,400	6,696,918
The Hanover Insurance Group, Inc.	17,500	1,055,425
The Travelers Companies, Inc.	19,900	1,805,726

		26,347,754
Real Estate Investment Trusts - 2.2%
Apollo Commercial Real Estate Finance, Inc.	24,200	402,446
CYS Investments, Inc.	395,400	3,163,200
Highwoods Properties, Inc.	6,600	237,072
iStar Financial, Inc. (I)	23,200	298,816
Kimco Realty Corp.	26,200	540,244
New Residential Investment Corp.	47,200	285,088
Potlatch Corp.	74,400	2,964,840
Public Storage	12,500	1,908,750
Realty Income Corp.	38,500	1,467,235
Retail Opportunity Investments Corp.	24,400	355,508
The Geo Group, Inc.	73,500	2,410,800

		14,033,999
Thrifts & Mortgage Finance - 0.4%
Astoria Financial Corp.	195,000	2,726,100

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Banc of California, Inc.	5,600	$71,792

		2,797,892

		113,299,393
Health Care - 14.6%
Biotechnology - 3.6%
Biogen Idec, Inc. (I)	26,300	7,652,511
Celgene Corp. (I)	51,300	8,298,801
Myriad Genetics, Inc. (I)(L)	63,600	1,892,100
PDL BioPharma, Inc. (L)	536,800	5,244,536

		23,087,948
Health Care Providers & Services - 5.5%
AMN Healthcare Services, Inc. (I)	19,400	269,272
Cardinal Health, Inc.	129,200	8,346,320
Cigna Corp.	76,900	6,724,905
Magellan Health Services, Inc. (I)	10,200	624,240
McKesson Corp.	38,000	6,303,820
Molina Healthcare, Inc. (I)	115,900	3,894,240
PharMerica Corp. (I)	5,200	117,416
WellPoint, Inc.	93,000	8,637,840

		34,918,053
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (I)	26,300	512,850
Covance, Inc. (I)	29,700	2,506,086

		3,018,936
Pharmaceuticals - 5.1%
Actavis PLC (I)	10,100	1,647,007
Eli Lilly & Company	110,100	5,529,222
Endo Health Solutions, Inc. (I)(L)	123,600	8,304,684
Johnson & Johnson	134,100	12,693,906
Pfizer, Inc.	130,700	4,147,111

		32,321,930

		93,346,867
Industrials - 12.2%
Aerospace & Defense - 7.5%
Alliant Techsystems, Inc.	66,800	8,098,164
Engility Holdings, Inc. (I)	3,900	124,215
Huntington Ingalls Industries, Inc.	83,600	6,874,428
Lockheed Martin Corp.	63,500	8,996,045
Northrop Grumman Corp.	76,300	8,597,484
Raytheon Company	100,100	8,876,868
The Boeing Company	45,200	6,068,100

		47,635,304
Airlines - 1.9%
Alaska Air Group, Inc.	23,400	1,819,116
Republic Airways Holdings, Inc. (I)	65,300	735,278
SkyWest, Inc.	15,700	265,330
Southwest Airlines Company	446,500	8,300,435
US Airways Group, Inc. (I)(L)	27,300	641,004

		11,761,163
Building Products - 0.4%
AAON, Inc.	29,750	915,408
AO Smith Corp.	29,200	1,581,180

		2,496,588
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	7,400	205,794
Kimball International, Inc., Class B	61,000	908,290
Quad/Graphics, Inc. (L)	29,700	773,685

20

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
The Brink’s Company	26,000	$871,780

		2,759,549
Construction & Engineering - 0.0%
Argan, Inc.	6,900	161,805
Industrial Conglomerates - 0.1%
General Electric Company	34,900	930,434
Machinery - 0.3%
IDEX Corp.	24,400	1,740,452
Professional Services - 1.5%
ManpowerGroup, Inc.	99,200	7,929,056
RPX Corp. (I)	109,500	1,808,940

		9,737,996
Road & Rail - 0.1%
Amerco, Inc. (I)	1,400	324,422
Heartland Express, Inc.	6,400	117,312

		441,734

		77,665,025
Information Technology - 17.8%
Communications Equipment - 0.2%
InterDigital, Inc. (L)	48,500	1,643,665
Computers & Peripherals - 5.3%
Apple, Inc.	14,539	8,084,702
Hewlett-Packard Company	350,700	9,591,645
Lexmark International, Inc., Class A (L)	213,700	7,558,569
Western Digital Corp.	111,300	8,351,952

		33,586,868
Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics, Inc. (I)(L)	67,700	3,475,718
Benchmark Electronics, Inc. (I)	32,300	742,254
Fabrinet (I)	6,900	136,620
Ingram Micro, Inc., Class A (I)	51,500	1,207,160

		5,561,752
Internet Software & Services - 1.3%
AOL, Inc. (I)	171,200	7,632,096
Google, Inc., Class A (I)	800	847,672

		8,479,768
IT Services - 4.9%
Amdocs, Ltd.	36,700	1,484,882
Booz Allen Hamilton Holding Corp.	63,400	1,108,866
Computer Sciences Corp.	148,600	7,819,332
CSG Systems International, Inc.	63,000	1,818,810
Euronet Worldwide, Inc. (I)	15,200	736,440
Fiserv, Inc. (I)	74,800	8,219,772
FleetCor Technologies, Inc. (I)	68,500	8,341,930
iGATE Corp. (I)	16,800	562,464
Jack Henry & Associates, Inc.	12,400	703,948
Syntel, Inc.	3,200	282,784

		31,079,228
Semiconductors & Semiconductor Equipment - 2.7%
First Solar, Inc. (I)	129,700	7,758,654
International Rectifier Corp. (I)	23,600	564,984
Intersil Corp., Class A	252,400	2,655,248
Lam Research Corp. (I)	105,800	5,513,238
Microchip Technology, Inc. (L)	14,000	606,060

		17,098,184

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 2.5%
Activision Blizzard, Inc.	197,000	$3,390,370
CA, Inc.	248,700	8,207,100
Manhattan Associates, Inc. (I)	8,100	974,106
Microsoft Corp.	48,693	1,856,664
Solera Holdings, Inc.	21,300	1,421,775

		15,850,015

		113,299,480
Materials - 2.9%
Chemicals - 1.7%
Minerals Technologies, Inc.	19,300	1,146,420
PPG Industries, Inc.	30,100	5,540,206
Westlake Chemical Corp.	33,500	3,771,430

		10,458,056
Containers & Packaging - 1.2%
Packaging Corp. of America	128,500	7,871,910

		18,329,966
Telecommunication Services - 2.4%
Diversified Telecommunication Services - 2.0%
Inteliquent, Inc.	57,000	660,630
Verizon Communications, Inc.	240,300	11,923,686

		12,584,316
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	90,400	2,514,024

		15,098,340
Utilities - 3.6%
Electric Utilities - 1.3%
Edison International	169,400	7,827,974
PPL Corp.	18,300	561,993

		8,389,967
Multi-Utilities - 2.3%
Ameren Corp.	208,300	7,467,555
DTE Energy Company	26,800	1,788,632
Public Service Enterprise Group, Inc.	167,600	5,478,844

		14,735,031

		23,124,998

TOTAL COMMON STOCKS (Cost $531,724,416)		$625,404,211

SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	2,287,380	22,892,326

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,885,898)		$22,892,326

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional Liquid Reserves
Fund, 0.0719% (Y)	9,660,090	9,660,090

TOTAL SHORT-TERM INVESTMENTS (Cost $9,660,090)		$9,660,090

Total Investments (All Cap Core Fund)
(Cost $564,270,404) - 103.3%		$657,956,627
Other assets and liabilities, net - (3.3%)		(21,103,595)

TOTAL NET ASSETS - 100.0%		$636,853,032

21

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.4%
Consumer Discretionary - 19.3%
Auto Components - 0.7%
Allison Transmission Holdings, Inc.	283,890	$7,727,486
NGK Spark Plug Company, Ltd.	9,096	211,496
Tenneco, Inc. (I)	51,382	2,949,323

		10,888,305
Automobiles - 1.2%
Dongfeng Motor Group Company, Ltd.,
H Shares	1,922,180	3,070,094
Fiat SpA (I)	383,526	3,042,533
Ford Motor Company	134,915	2,304,348
General Motors Company (I)	44,905	1,739,171
Harley-Davidson, Inc.	104,405	6,997,223
Peugeot SA (I)(L)	83,268	1,318,580
Renault SA	14,361	1,270,424

		19,742,373
Diversified Consumer Services - 0.1%
Service Corp. International	118,690	2,144,728
Hotels, Restaurants & Leisure - 2.6%
Bloomin’ Brands, Inc. (I)	458,270	12,006,674
Compass Group PLC	158,725	2,391,587
Dunkin’ Brands Group, Inc.	71,615	3,507,703
Galaxy Entertainment Group, Ltd. (I)	67,000	524,359
McDonald’s Corp.	93,614	9,115,195
Panera Bread Company, Class A (I)	39,990	7,073,831
Sands China, Ltd.	75,700	571,941
Tim Hortons, Inc.	67,180	3,918,609
Wyndham Worldwide Corp.	56,810	4,073,845

		43,183,744
Household Durables - 3.5%
Harman International Industries, Inc.	6,484	525,463
Jarden Corp. (I)	15,379	864,915
KB Home (L)	326,020	5,715,131
Lennar Corp., Class A (L)	350,099	12,519,540
M/I Homes, Inc. (I)(L)	118,215	2,597,184
NVR, Inc. (I)	9,195	8,918,966
PulteGroup, Inc.	543,228	10,190,957
Taylor Morrison Home Corp., Class A (I)	102,470	2,238,970
Toll Brothers, Inc. (I)	127,940	4,362,754
Whirlpool Corp.	65,994	10,081,243

		58,015,123
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (I)	1,860	732,133
Groupon, Inc. (I)	840,413	7,605,738
priceline.com, Inc. (I)	17,242	20,558,154
Rakuten, Inc.	70,167	1,079,869
TripAdvisor, Inc. (I)(L)	136,626	12,066,808

		42,042,702
Leisure Equipment & Products - 0.6%
Mattel, Inc.	206,223	9,541,938
Media - 2.0%
Charter Communications, Inc., Class A (I)	20,895	2,822,915
Dentsu, Inc.	12,538	520,907
DHX Media, Ltd.	229,470	1,086,287
DISH Network Corp., Class A (I)	78,393	4,245,765
Omnicom Group, Inc.	130,531	9,326,440
ProSiebenSat.1 Media AG	38,797	1,742,463
Time Warner Cable, Inc.	37,075	5,124,507
Time Warner, Inc.	50,410	3,312,441

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
WPP PLC	195,429	$4,313,005

		32,494,730
Multiline Retail - 0.4%
Intime Retail Group Company, Ltd.	1,590,500	1,821,663
J Front Retailing Company, Ltd.	80,675	631,244
Maoye International Holdings, Ltd.	6,292,475	1,272,469
Marks & Spencer Group PLC	81,375	646,854
Tuesday Morning Corp. (I)	207,935	2,879,900

		7,252,130
Specialty Retail - 4.5%
Advance Auto Parts, Inc.	95,480	9,644,435
AutoZone, Inc. (I)	14,099	6,508,098
Best Buy Company, Inc.	76,175	3,088,896
CarMax, Inc. (I)	19,440	978,804
Dick’s Sporting Goods, Inc.	128,885	7,284,580
Five Below, Inc. (I)	18,515	984,257
Francesca’s Holdings Corp. (I)(L)	67,700	1,328,274
GameStop Corp., Class A	51,072	2,464,224
Lowe’s Companies, Inc.	469,111	22,273,390
Office Depot, Inc. (I)	288,298	1,568,341
Outerwall, Inc. (I)(L)	28,800	1,969,920
Pal Company, Ltd.	21,300	578,025
Restoration Hardware Holdings, Inc. (I)	15,700	1,185,350
The Home Depot, Inc.	76,600	6,179,322
Tiffany & Company	23,420	2,087,659
Tile Shop Holdings, Inc. (I)	96,200	1,611,350
Tractor Supply Company	37,935	2,777,221
Zhongsheng Group Holdings, Ltd.	1,524,050	2,070,304

		74,582,450
Textiles, Apparel & Luxury Goods - 1.1%
Fifth & Pacific Companies, Inc. (I)	123,331	4,027,990
Lululemon Athletica, Inc. (I)(L)	100,160	6,983,155
Michael Kors Holdings, Ltd. (I)	13,226	1,078,580
Quiksilver, Inc. (I)	209,915	1,868,244
Samsonite International SA	1,587,000	4,749,683

		18,707,652

		318,595,875
Consumer Staples - 4.3%
Beverages - 2.1%
Anheuser-Busch InBev NV	43,150	4,395,005
Anheuser-Busch InBev NV, ADR	66,070	6,746,408
Diageo PLC	312,299	9,953,595
LT Group, Inc.	2,497,160	892,843
Molson Coors Brewing Company, Class B	105,889	5,577,174
Monster Beverage Corp. (I)	29,810	1,764,156
Treasury Wine Estates, Ltd.	1,135,354	5,070,687

		34,399,868
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	62,926	4,213,525
Metro AG	54,618	2,737,005
Seven & I Holdings Company, Ltd.	21,900	807,121

		7,757,651
Food Products - 1.3%
Asian Citrus Holdings, Ltd. (I)	1,000,430	318,705
Ingredion, Inc.	48,600	3,361,176
Kraft Foods Group, Inc.	108,717	5,775,047
Mondelez International, Inc., Class A	194,267	6,513,773

22

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Unilever NV - NY Shares	128,650	$5,050,799

		21,019,500
Household Products - 0.2%
Svenska Cellulosa AB, B Shares	94,300	2,745,501
Tobacco - 0.2%
Philip Morris International, Inc.	47,845	4,092,661

		70,015,181
Energy - 7.0%
Energy Equipment & Services - 0.9%
Halliburton Company	144,758	7,625,851
Helmerich & Payne, Inc.	7,934	610,918
Oceaneering International, Inc.	6,780	523,348
Superior Energy Services, Inc. (I)	44,670	1,138,192
Trican Well Service, Ltd.	433,900	5,161,636

		15,059,945
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	75,959	6,746,678
BG Group PLC (I)	451,929	9,211,526
BP PLC, ADR	148,656	6,988,319
Cabot Oil & Gas Corp.	67,690	2,331,921
Chesapeake Energy Corp.	45,770	1,229,840
Chevron Corp.	60,910	7,457,820
China Suntien Green Energy Corp., Ltd.,
H Shares	1,792,000	689,730
Cobalt International Energy, Inc. (I)	852,065	18,941,405
Exxon Mobil Corp.	82,510	7,713,035
GS Holdings Corp.	19,400	1,038,196
JX Holdings, Inc.	89,560	466,285
Karoon Gas Australia, Ltd. (I)	1,324,280	5,047,141
Occidental Petroleum Corp.	40,731	3,867,816
Pioneer Natural Resources Company	114,609	20,371,750
Range Resources Corp.	31,663	2,458,632
Suncor Energy, Inc.	180,815	6,270,664

		100,830,758

		115,890,703
Financials - 11.9%
Capital Markets - 2.1%
BlackRock, Inc.	55,902	16,924,331
CETIP SA - Mercados Organizados	106,300	1,154,875
CITIC Securities Company, Ltd., H Shares	792,605	2,029,337
Daiwa Securities Group, Inc.	76,732	746,640
LPL Financial Holdings, Inc.	140,397	6,018,819
Schroders PLC	11,898	479,940
SEI Investments Company	166,540	5,592,413
T. Rowe Price Group, Inc.	23,480	1,889,201

		34,835,556
Commercial Banks - 3.1%
BOK Financial Corp.	57,870	3,663,171
Cullen/Frost Bankers, Inc. (L)	15,145	1,087,714
Fifth Third Bancorp	42,406	861,690
First Republic Bank	58,760	3,002,636
Industrial & Commercial Bank of China, Ltd.,
H Shares	1,317,545	951,521
KeyCorp	64,723	825,218
M&T Bank Corp. (L)	84,305	9,725,425
Mitsubishi UFJ Financial Group, Inc.	133,431	859,701
Mizuho Financial Group, Inc.	298,900	628,092
PNC Financial Services Group, Inc.	186,370	14,341,172
SVB Financial Group (I)	4,400	445,456

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
The Bank of Yokohama, Ltd.	61,000	$334,535
Wells Fargo & Company	338,675	14,908,474

		51,634,805
Consumer Finance - 0.0%
Hitachi Capital Corp.	14,752	425,850
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B (I)	31,640	3,687,009
Citigroup, Inc.	135,005	7,144,465
CME Group, Inc.	8,783	719,767
IntercontinentalExchange Group, Inc.	23,345	4,979,255
Japan Exchange Group, Inc.	49,295	1,318,257
JPMorgan Chase & Company	146,151	8,362,760
McGraw-Hill Financial, Inc.	39,355	2,931,948
Moody’s Corp.	29,990	2,238,154
ORIX Corp.	34,060	621,076
Silver Eagle Acquisition Corp. (I)	54,800	553,480

		32,556,171
Insurance - 4.2%
ACE, Ltd.	61,355	6,306,067
Alleghany Corp. (I)	10,410	4,102,581
American International Group, Inc.	431,146	21,449,514
Delta Lloyd NV	108,435	2,630,213
Fairfax Financial Holdings, Ltd.	7,200	2,772,869
Markel Corp. (I)	19,222	10,712,036
Marsh & McLennan Companies, Inc.	197,930	9,391,779
MetLife, Inc.	94,410	4,927,258
MS&AD Insurance Group Holdings	25,954	699,799
T&D Holdings, Inc.	177,795	2,354,317
Tokio Marine Holdings, Inc.	25,390	844,261
XL Group PLC	91,494	2,926,893

		69,117,587
Real Estate Management & Development - 0.5%
BR Malls Participacoes SA	202,585	1,659,387
Hulic Company, Ltd. (I)	61,600	1,085,645
Mitsui Fudosan Company, Ltd.	43,105	1,464,772
Realogy Holdings Corp. (I)	85,387	4,046,490

		8,256,294

		196,826,263
Health Care - 14.8%
Biotechnology - 3.8%
Algeta ASA (I)	21,450	1,233,988
Alkermes PLC (I)	29,000	1,171,020
Alnylam Pharmaceuticals, Inc. (I)	59,008	3,611,290
Amgen, Inc.	15,990	1,824,139
Arena Pharmaceuticals, Inc. (I)(L)	334,065	2,178,104
Biogen Idec, Inc. (I)	25,834	7,516,919
Celgene Corp. (I)	52,390	8,475,130
Cubist Pharmaceuticals, Inc. (I)	25,706	1,761,118
Foundation Medicine, Inc. (I)(L)	36,220	906,949
Gilead Sciences, Inc. (I)	132,703	9,927,511
Incyte Corp. (I)	18,970	884,002
Isis Pharmaceuticals, Inc. (I)	26,081	1,010,900
Medivation, Inc. (I)	50,771	3,199,081
Pharmacyclics, Inc. (I)	7,131	887,952
Portola Pharmaceuticals, Inc. (I)	70,800	1,770,000
Puma Biotechnology, Inc. (I)(L)	15,975	795,395
Regeneron Pharmaceuticals, Inc. (I)	28,491	8,372,365
Seattle Genetics, Inc. (I)(L)	82,021	3,370,243
TESARO, Inc. (I)	35,040	1,366,560

23

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (I)	25,350	$1,759,797

		62,022,463
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (I)	47,889	554,555
Medtronic, Inc.	118,750	6,806,750

		7,361,305
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	181,311	11,712,691
Catamaran Corp. (I)	157,394	7,181,888
HCA Holdings, Inc. (I)	22,968	1,066,175
Laboratory Corp. of America Holdings (I)	53,540	5,453,049
Universal Health Services, Inc., Class B	13,170	1,085,603

		26,499,406
Health Care Technology - 0.1%
CareView Communications, Inc. (I)	1,950,070	897,032
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (I)	6,716	658,168
Pharmaceuticals - 8.9%
Actavis PLC (I)	58,880	9,601,562
AstraZeneca PLC	136,897	7,846,929
AstraZeneca PLC, ADR	153,000	8,750,070
Bristol-Myers Squibb Company	620,468	31,879,646
Eli Lilly & Company	80,540	4,044,719
Forest Laboratories, Inc. (I)	15,292	784,633
H. Lundbeck A/S	122,053	2,662,384
Hisamitsu Pharmaceutical Company, Inc.	5,200	275,862
Jazz Pharmaceuticals PLC (I)	12,884	1,506,397
Johnson & Johnson	165,864	15,700,686
Merck & Company, Inc.	660,513	32,913,363
Mylan, Inc. (I)	17,801	785,558
Ono Pharmaceutical Company, Ltd.	79,990	6,065,302
Roche Holdings AG	63,834	17,756,341
Salix Pharmaceuticals, Ltd. (I)	9,694	822,148
Sino Biopharmaceutical, Ltd.	546,975	430,340
TherapeuticsMD, Inc. (I)	1,013,827	4,957,614

		146,783,554

		244,221,928
Industrials - 15.2%
Aerospace & Defense - 3.2%
BAE Systems PLC	91,992	643,196
Bombardier, Inc., Class B	395,495	1,784,762
DigitalGlobe, Inc. (I)	359,797	14,247,961
Lockheed Martin Corp.	50,080	7,094,834
Northrop Grumman Corp.	62,590	7,052,641
Rolls-Royce Holdings PLC (I)	226,851	4,573,812
Safran SA	74,414	4,893,125
Thales SA	7,880	480,408
TransDigm Group, Inc.	21,263	3,328,085
United Technologies Corp.	73,500	8,148,210

		52,247,034
Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	142,079	14,546,048
Airlines - 0.6%
AirAsia BHD	2,616,852	1,938,430
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	323,740	1,414,744
United Continental Holdings, Inc. (I)	11,301	443,564

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
US Airways Group, Inc. (I)	279,800	$6,569,704

		10,366,442
Building Products - 2.5%
Armstrong World Industries, Inc. (I)	344,817	18,344,264
Daikin Industries, Ltd.	7,047	446,250
Lennox International, Inc.	112,150	9,241,160
Owens Corning, Inc. (I)	343,653	13,457,451

		41,489,125
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc. (I)	57,116	3,014,011
Platform Acquisition Holdings, Ltd. (I)(L)	146,650	1,759,800
The ADT Corp. (I)	69,515	2,819,528
Waste Connections, Inc.	77,095	3,387,554

		10,980,893
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (I)	100,929	6,032,526
Electrical Equipment - 0.7%
Eaton Corp. PLC	103,580	7,526,123
Hubbell, Inc., Class B	7,809	842,669
Mitsubishi Electric Corp.	82,500	954,458
Zumtobel AG	101,442	1,598,852

		10,922,102
Industrial Conglomerates - 0.3%
3M Company	44,704	5,968,431
Machinery - 1.8%
Barnes Group, Inc.	91,010	3,321,865
CNH Industrial NV (I)	28,957	331,103
IDEX Corp.	49,210	3,510,149
Jain Irrigation Systems, Ltd.	1,841,964	2,093,618
Makita Corp.	5,900	294,773
NGK Insulators, Ltd.	14,000	256,723
PACCAR, Inc.	113,696	6,515,918
Pall Corp. (L)	42,505	3,557,669
SMC Corp.	4,144	999,335
Stanley Black & Decker, Inc.	57,200	4,655,508
WABCO Holdings, Inc. (I)	24,699	2,188,331
Westport Innovations, Inc. (I)(L)	108,000	2,318,760

		30,043,752
Marine - 0.1%
Mitsui O.S.K. Lines, Ltd.	230,900	1,027,007
Nippon Yusen KK	326,500	1,011,510

		2,038,517
Professional Services - 1.4%
IHS, Inc., Class A (I)	110,497	12,644,172
Nielsen Holdings NV	175,622	7,579,846
Verisk Analytics, Inc., Class A (I)	46,475	3,025,987

		23,250,005
Road & Rail - 0.5%
Canadian National Railway Company	26,830	3,026,029
Kansas City Southern	30,965	3,747,384
Old Dominion Freight Line, Inc. (I)	32,233	1,660,966

		8,434,379
Trading Companies & Distributors - 2.0%
HD Supply Holdings, Inc. (I)	447,704	9,433,123
MSC Industrial Direct Company, Inc., Class A	88,030	6,765,106
Rexel SA	303,996	7,703,633
United Rentals, Inc. (I)	12,700	872,871

24

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
WESCO International, Inc. (I)(L)	88,605	$7,618,258

		32,392,991
Transportation Infrastructure - 0.1%
Groupe Eurotunnel SA	99,100	973,707

		249,685,952
Information Technology - 19.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	621,372	13,204,155
Juniper Networks, Inc. (I)	344,800	6,989,096
Nokia OYJ, ADR (I)(L)	125,500	1,011,530
Palo Alto Networks, Inc. (I)	16,300	814,185
Parkervision, Inc. (I)(L)	1,290,900	5,395,962

		27,414,928
Computers & Peripherals - 1.1%
3D Systems Corp. (I)	10,912	820,146
EMC Corp.	514,666	12,274,784
SanDisk Corp.	52,775	3,596,616
Stratasys, Ltd. (I)(L)	6,891	811,553
Western Digital Corp.	14,489	1,087,255

		18,590,354
Electronic Equipment, Instruments & Components - 0.1%
FEI Company	6,061	551,854
Hirose Electric Company, Ltd.	2,266	346,784
IPG Photonics Corp. (L)(I)	4,699	340,771

		1,239,409
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (I)	280,184	12,529,828
Angie’s List, Inc. (I)(L)	130,714	1,701,896
Bankrate, Inc. (I)	132,110	2,475,741
Constant Contact, Inc. (I)	63,706	1,743,633
CoStar Group, Inc. (I)	20,986	3,908,433
Facebook, Inc., Class A (I)	94,289	4,432,526
Google, Inc., Class A (I)	1,424	1,508,856
IAC/InterActiveCorp	39,447	2,256,763
LinkedIn Corp., Class A (I)	51,403	11,515,814
Pandora Media, Inc. (I)(L)	103,800	2,947,920
Twitter, Inc. (I)(L)	37,180	1,545,573
Web.com Group, Inc. (I)(L)	140,599	4,014,101
Yahoo!, Inc. (I)	352,285	13,027,499
Youku.com, Inc., ADR (I)(L)	14,643	412,640
Zillow, Inc., Class A (I)(L)	22,100	1,737,502

		65,758,725
IT Services - 0.7%
Amadeus IT Holding SA, A Shares	82,297	3,078,070
Automatic Data Processing, Inc.	60,460	4,838,009
Cap Gemini SA	18,647	1,213,670
Euronet Worldwide, Inc. (I)	28,420	1,376,949
Nomura Research Institute, Ltd.	21,891	718,752
Otsuka Corp.	3,450	441,266

		11,666,716
Semiconductors & Semiconductor Equipment - 5.1%
Analog Devices, Inc.	151,265	7,293,998
Avago Technologies, Ltd.	147,655	6,604,608
GCL-Poly Energy Holdings, Ltd. (I)	8,866,400	2,899,642
GT Advanced Technologies, Inc. (I)(L)	533,190	5,230,594
Intel Corp.	191,055	4,554,751
Lam Research Corp. (I)	45,725	2,382,730
Maxim Integrated Products, Inc.	105,301	2,998,972

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (I)	957,060	$20,193,966
NXP Semiconductor NV (I)	118,180	5,022,650
SK Hynix, Inc. (I)	96,140	3,218,254
Skyworks Solutions, Inc. (I)	230,120	6,118,891
Sumco Corp.	446,800	4,339,042
SunEdison, Inc. (I)	1,021,244	12,980,011

		83,838,109
Software - 6.6%
Activision Blizzard, Inc.	738,645	12,712,080
Adobe Systems, Inc. (I)	15,800	897,124
ANSYS, Inc. (I)	22,315	1,911,726
Autodesk, Inc. (I)	204,395	9,248,874
Cadence Design Systems, Inc. (I)(L)	770,711	10,211,921
Concur Technologies, Inc. (I)(L)	116,165	11,278,460
FactSet Research Systems, Inc. (L)	20,905	2,362,265
Informatica Corp. (I)	17,127	664,699
Microsoft Corp.	658,550	25,110,512
Monitise PLC (I)(L)	4,114,265	3,630,384
Oracle Corp.	295,811	10,439,170
Salesforce.com, Inc. (I)	72,210	3,761,419
ServiceNow, Inc. (I)	7,845	416,648
Symantec Corp.	484,280	10,891,457
UBISOFT Entertainment SA (I)	363,493	4,773,120

		108,309,859

		316,818,100
Materials - 4.3%
Chemicals - 2.2%
Asahi Kasei Corp.	42,711	337,213
Methanex Corp.	39,524	2,426,774
Mitsui Chemicals, Inc.	1,080,325	2,640,342
Monsanto Company	77,669	8,802,228
OCI Company, Ltd.	9,088	1,505,761
Praxair, Inc.	73,719	9,307,761
The Dow Chemical Company	109,875	4,291,718
The Sherwin-Williams Company	15,230	2,787,547
Wacker Chemie AG (L)	36,676	3,900,854

		36,000,198
Containers & Packaging - 0.8%
Packaging Corp. of America	68,410	4,190,797
Rock-Tenn Company, Class A	66,581	6,286,578
Silgan Holdings, Inc.	48,445	2,264,804

		12,742,179
Metals & Mining - 0.3%
Allied Nevada Gold Corp. (I)(L)	314,100	1,042,812
AuRico Gold, Inc. (L)	583,305	2,292,389
Continental Gold, Ltd. (I)	768,065	1,987,839

		5,323,040
Paper & Forest Products - 1.0%
International Paper Company	111,050	5,180,483
KapStone Paper and Packaging Corp.	30,370	1,618,114
Louisiana-Pacific Corp. (I)	30,800	505,120
Norbord, Inc. (L)	332,135	10,105,806

		17,409,523

		71,474,940
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	138,250	6,859,965

25

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (I)(L)	584,291	$1,484,099
T-Mobile US, Inc. (I)	100,563	2,615,644

		4,099,743

		10,959,708
Utilities - 0.7%
Gas Utilities - 0.6%
UGI Corp.	257,037	10,348,310
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	38,925	1,029,956

		11,378,266

TOTAL COMMON STOCKS (Cost $1,374,078,081)		$1,605,866,916

PREFERRED SECURITIES - 0.0%
Industrials - 0.0%
Rolls-Royce Holdings PLC, C Shares (I)	19,509,186	31,923

TOTAL PREFERRED SECURITIES (Cost $31,669)		$31,923

WARRANTS - 0.2%
Moscow Exchange MICEX (Counterparty:
Deutsche Bank AG; Expiration Date:
04/18/2023; Strike Price: $0.00) (I)(S)	1,040,540	2,089,837
Platform Acquisition Holdings, Ltd.
(Expiration Date: 07/31/2020; Strike
Price: $11.50) (I)	62,850	6,474

TOTAL WARRANTS (Cost $1,667,904)		$2,096,311

SECURITIES LENDING COLLATERAL - 7.6%
Securities Lending Collateral - 7.6%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	12,511,870	125,220,047

TOTAL SECURITIES LENDING
COLLATERAL (Cost $125,219,194)		$125,220,047

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreement - 2.7%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/29/2013 at 0.090% to
be repurchased at $44,800,336 on
12/02/2013 collateralized by $43,450,640
Government National Mortgage Association,
3.500% - 4.500% due 06/20/2042 -
11/20/2043, (valued at $45,696,001
including interest)	$44,800,000	$44,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $44,800,000)		$44,800,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,545,796,848) - 107.9%		$1,778,015,197
Other assets and liabilities, net - (7.9%)		(129,439,200)

TOTAL NET ASSETS - 100.0%		$1,648,575,997

Asia Pacific Total Return Bond Fund (formerly
known as Asia Total Return Bond Fund)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 34.9%
Australia - 6.5%
Commonwealth of Australia
3.250%, 04/21/2029	AUD	4,000,000	$3,088,952
New South Wales Treasury Corp.
6.000%, 05/01/2020		6,500,000	6,521,489
Queensland Treasury Corp.
6.000%, 10/21/2015		6,000,000	5,766,652
7.125%, 09/18/2017	NZD	5,565,000	4,920,705
Treasury Corp. of Victoria
5.750%, 11/15/2016	AUD	7,000,000	6,827,173

			27,124,971
China - 4.5%
Republic of China
0.600%, 08/18/2014	CNY	25,500,000	4,138,197
1.400%, 08/18/2016		52,000,000	8,242,109
1.800%, 12/01/2015		20,000,000	3,231,904
2.380%, 07/19/2014		20,000,000	3,289,831

			18,902,041
Hong Kong - 0.4%
Hong Kong Mortgage Corp.
3.735%, 02/22/2017 (P)	AUD	2,000,000	1,839,847

			1,839,847
Indonesia - 3.5%
Republic of Indonesia
5.625%, 05/15/2023	IDR	36,000,000,000	2,445,141
6.875%, 01/17/2018		$3,500,000	3,928,750
7.000%, 05/15/2027	IDR	24,000,000,000	1,680,251
8.250%, 06/15/2032		56,000,000,000	4,259,979
9.500%, 07/15/2031		26,000,000,000	2,234,316

			14,548,437
Malaysia - 4.5%
Government of Malaysia
3.314%, 10/31/2017	MYR	19,000,000	5,842,385
3.418%, 08/15/2022		12,000,000	3,502,972
3.580%, 09/28/2018		10,000,000	3,082,038
4.262%, 09/15/2016		12,000,000	3,823,309
4.392%, 04/15/2026		8,000,000	2,499,353

			18,750,057
New Zealand - 1.7%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	1,900,000	1,596,723
5.500%, 04/15/2023		4,100,000	3,512,505
6.000%, 12/15/2017		2,400,000	2,094,604

			7,203,832
Philippines - 3.7%
Republic of the Philippines
3.900%, 11/26/2022	PHP	231,000,000	5,151,656
4.950%, 01/15/2021		76,000,000	1,800,299
6.250%, 01/14/2036		200,000,000	4,911,479
7.000%, 01/27/2016		79,800,000	2,015,078
7.750%, 08/23/2017		57,000,000	1,546,199

			15,424,711
Singapore - 1.2%
Republic of Singapore
2.750%, 04/01/2042	SGD	4,000,000	2,983,400
4.000%, 09/01/2018		2,450,000	2,234,335

			5,217,735

26

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (formerly
known as Asia Total Return Bond Fund) (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea - 5.3%
Republic of Korea
2.750%, 03/10/2018	KRW	2,000,000,000	$1,846,854
4.000%, 03/10/2016		9,500,000,000	9,175,943
4.750%, 03/10/2014		4,300,000,000	4,086,471
5.000%, 06/10/2020		1,000,000,000	1,026,484
5.750%, 09/10/2018		6,000,000,000	6,250,659

			22,386,411
Thailand - 3.6%
Bank of Thailand
3.200%, 10/22/2014	THB	100,000,000	3,136,440
Kingdom of Thailand
1.200%, 07/14/2021		126,572,400	3,679,871
3.250%, 06/16/2017		170,000,000	5,321,614
3.625%, 06/16/2023		94,000,000	2,826,350

			14,964,275

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $163,234,214)			$146,362,317

CORPORATE BONDS - 61.2%
Australia - 2.1%
Australia & New Zealand Banking
Group, Ltd.
3.450%, 08/08/2022 (P)		$4,000,000	4,097,428
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	2,343,139
SPI Australia Assets Pty, Ltd.
6.500%, 02/21/2017		2,000,000	1,906,499
Telstra Corp., Ltd.
4.000%, 11/15/2017		520,000	470,132

			8,817,198
Bermuda - 0.5%
BW Group, Ltd.
6.625%, 06/28/2017		$2,000,000	2,045,000

			2,045,000
Cayman Islands - 3.3%
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	3,587,112
Sino MTN, Ltd.
3.250%, 09/21/2017		6,000,000	6,060,300
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,084,788

			13,732,200
China - 6.0%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		2,000,000	2,110,000
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		4,000,000	4,015,948
China Shanshui Cement Group, Ltd.
10.500%, 04/27/2017		2,000,000	2,175,000
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		2,000,000	1,935,000
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021		2,000,000	2,154,298
Kaisa Group Holdings, Ltd.
8.875%, 03/19/2018 (S)		300,000	305,250
Longfor Properties Company, Ltd.
9.500%, 04/07/2016		2,000,000	2,130,000

Asia Pacific Total Return Bond Fund (formerly
known as Asia Total Return Bond Fund) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
China (continued)
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		$2,000,000	$1,800,000
Shanghai Baosteel Group Corp.
3.250%, 03/01/2014	CNY	10,000,000	1,643,563
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		$5,332,000	5,571,940
Want Want China Finance, Ltd.
1.875%, 05/14/2018 (S)		1,200,000	1,157,701

			24,998,700
Germany - 0.9%
KFW
6.000%, 03/28/2017	AUD	4,000,000	3,918,522

			3,918,522
Hong Kong - 8.2%
Bangkok Bank PCL
2.750%, 03/27/2018		$4,000,000	3,993,084
Bank of Communications Company, Ltd.
1.350%, 04/01/2014	CNY	10,000,000	1,634,983
Bank of East Asia, Ltd.
4.250%, 09/13/2022 (P)	SGD	4,750,000	3,874,786
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018 (S)		$1,300,000	1,300,000
5.250%, 04/25/2018		1,000,000	1,000,000
FPT Finance, Ltd.
6.375%, 09/28/2020		3,000,000	3,090,000
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,000,000
HKCG Finance, Ltd.
1.400%, 04/11/2016	CNY	1,000,000	157,857
HLP Finance, Ltd.
4.750%, 06/25/2022		$4,000,000	3,947,112
KWG Property Holding, Ltd.
12.500%, 08/18/2017		2,000,000	2,205,000
Lotte Shopping Business Management
Hong Kong, Ltd.
4.000%, 02/09/2015	CNY	9,200,000	1,524,894
Shimao Property Holdings, Ltd.
6.625%, 01/14/2020		$2,000,000	1,935,000
Texhong Textile Group, Ltd.
7.625%, 01/19/2016		2,000,000	2,095,000
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	21,560,000	3,576,585
Wharf Finance, Ltd.
6.125%, 11/06/2017		$2,000,000	2,253,692

			34,587,993
India - 0.3%
Vedanta Resources PLC
9.500%, 07/18/2018		1,000,000	1,107,500

			1,107,500
Indonesia - 4.5%
Adaro Indonesia PT
7.625%, 10/22/2019		2,500,000	2,628,125
Alam Sutera International Pvt, Ltd.
10.750%, 03/27/2017		2,000,000	2,145,000
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	3,645,000
5.625%, 05/20/2043 (S)		2,000,000	1,535,000
5.625%, 05/20/2043		2,500,000	1,918,750
6.000%, 05/03/2042		4,000,000	3,240,000

27

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (formerly
known as Asia Total Return Bond Fund) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Indonesia (continued)
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		$4,000,000	$3,860,000

			18,971,875
Japan - 1.2%
Hitachi Capital Corp.
3.750%, 03/22/2015	CNY	6,550,000	1,080,720
ORIX Corp.
4.000%, 11/29/2014		23,800,000	3,924,762

			5,005,482
Luxembourg - 1.0%
European Investment Bank
5.000%, 12/10/2013	INR	80,000,000	1,279,117
6.000%, 04/22/2014	IDR	32,340,000,000	2,635,862
6.125%, 01/23/2017	AUD	500,000	491,120

			4,406,099
Malaysia - 4.5%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	4,656,707
Malayan Banking BHD
3.250%, 09/20/2022 (P)		4,000,000	3,986,000
3.800%, 04/28/2021 (P)	SGD	5,250,000	4,255,368
SSG Resources, Ltd.
4.250%, 10/04/2022		$6,000,000	5,821,926

			18,720,001
Netherlands - 1.9%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		3,600,000	3,294,000
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		2,000,000	1,670,000
Listrindo Capital BV
6.950%, 02/21/2019		3,000,000	3,105,000

			8,069,000
Philippines - 0.5%
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	927,564
Philippine Long Distance Telephone
Company
8.350%, 03/06/2017		$900,000	1,032,300

			1,959,864
Singapore - 7.5%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		800,000	724,000
DBS Bank, Ltd.
3.625%, 09/21/2022 (P)		4,485,000	4,653,116
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,423,260
Joynote, Ltd.
3.408%, 07/20/2018	SGD	500,000	403,313
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2017, then 10 year
Singapore Swap Offered
Rate + 4.467%)
07/25/2017 (Q)		3,250,000	2,612,341
Oversea-Chinese Banking Corp., Ltd.
3.150%, 03/11/2023 (P)		$2,000,000	2,021,310

Asia Pacific Total Return Bond Fund (formerly
known as Asia Total Return Bond Fund) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Singapore (continued)
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)	SGD	5,000,000	$3,952,576
TBG Global Pte, Ltd.
4.625%, 04/03/2018 (S)		$1,800,000	1,710,000
Theta Capital Pte, Ltd.
7.000%, 05/16/2019		2,000,000	1,991,174
United Overseas Bank, Ltd.
2.875%, 10/17/2022 (P)		5,000,000	5,056,250
3.150%, 07/11/2022 (P)	SGD	5,000,000	4,048,703

			31,596,043
South Korea - 1.1%
Export-Import Bank of Korea
6.000%, 02/27/2014	INR	80,000,000	1,259,302
8.300%, 03/15/2014	IDR	10,760,000,000	888,234
Hyundai Capital Services, Inc.
3.250%, 03/04/2014	CNY	15,000,000	2,461,960

			4,609,496
Thailand - 2.0%
PTT Global Chemical PCL
4.250%, 09/19/2022		$4,000,000	3,808,600
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	930,760
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	3,719,416

			8,458,776
United Kingdom - 4.3%
Bank Negara Indonesia Persero Tbk PT
4.125%, 04/27/2017		2,000,000	2,020,000
European Bank for Reconstruction
& Development
5.250%, 02/07/2014	INR	455,000,000	7,224,372
12.000%, 09/19/2014	IDR	104,000,000,000	8,760,343

			18,004,715
United States - 8.0%
Caterpillar Financial Services Corp.
3.350%, 11/26/2014	CNY	15,000,000	2,473,336
Ford Motor Company
4.875%, 03/26/2015		34,400,000	5,763,287
Inter-American Development Bank
3.000%, 03/25/2014	INR	150,700,000	2,363,354
4.500%, 02/04/2016	IDR	60,000,000,000	4,587,837
5.000%, 07/24/2015	INR	250,000,000	3,814,610
International Finance Corp.
1.800%, 01/27/2016	CNY	22,750,000	3,659,848
7.750%, 12/03/2016	INR	220,000,000	3,529,822
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,801,465
7.375%, 02/22/2018		2,250,000	2,228,567
Reliance Holdings USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,535,168

			33,757,294
Virgin Islands - 3.4%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	2,814,780
COSL Finance BVI, Ltd.
3.250%, 09/06/2022		4,000,000	3,661,352

28

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (formerly
known as Asia Total Return Bond Fund) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Virgin Islands (continued)
Henson Finance, Ltd.
5.500%, 09/17/2019	$3,519,000	$3,768,831
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018	2,000,000	1,993,440
Wiseyear Holdings, Ltd.
5.875%, 04/06/2021	2,000,000	2,091,986

		14,330,389

TOTAL CORPORATE BONDS (Cost $272,741,764)		$257,096,147

CAPITAL PREFERRED SECURITIES - 1.5%
Cayman Islands - 1.5%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then reset of
5 Year U.S. Treasury
Note Rate + 4.885% until 10/28/2020,
then 3 month LIBOR + 5.638%)
10/28/2015 (Q)	6,000,000	6,345,000

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,432,750)		$6,345,000

Total Investments (Asia Pacific Total Return Bond Fund
(formerly known as Asia Total Return Bond Fund))
(Cost $442,408,728) - 97.6%		$409,803,464
Other assets and liabilities, net - 2.4%		9,901,448

TOTAL NET ASSETS - 100.0%		$419,704,912

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.1%
Consumer Discretionary - 27.7%
Auto Components - 0.1%
Johnson Controls, Inc.	20,200	$1,020,302
Automobiles - 0.9%
Harley-Davidson, Inc.	246,200	16,500,322
Tesla Motors, Inc. (I)(L)	46,600	5,931,248

		22,431,570
Hotels, Restaurants & Leisure - 6.9%
Carnival Corp.	6,300	227,493
Chipotle Mexican Grill, Inc. (I)	55,100	28,864,686
Las Vegas Sands Corp.	561,500	40,248,320
Marriott International, Inc., Class A	144,085	6,774,877
Starbucks Corp.	611,400	49,804,644
Starwood Hotels & Resorts Worldwide, Inc.	322,800	24,042,144
Wynn Macau, Ltd.	1,766,000	6,764,351
Wynn Resorts, Ltd.	91,000	15,094,170

		171,820,685
Household Durables - 0.0%
Lennar Corp., Class A (L)	4,000	143,040
Internet & Catalog Retail - 10.0%
Amazon.com, Inc. (I)	341,011	134,228,750
Ctrip.com International, Ltd., ADR (I)(L)	143,100	6,837,318
Netflix, Inc. (I)	45,500	16,643,900
priceline.com, Inc. (I)	73,900	88,113,187

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
TripAdvisor, Inc. (I)	45,500	$4,018,560

		249,841,715
Media - 2.1%
Discovery Communications, Inc., Series C (I)	407,000	32,873,390
Liberty Global PLC, Class A (I)	17,800	1,527,418
The Walt Disney Company	116,900	8,246,126
Twenty-First Century Fox, Inc., Class A	311,600	10,435,484

		53,082,418
Multiline Retail - 0.3%
Dollar Tree, Inc. (I)	137,200	7,635,180
Specialty Retail - 4.5%
L Brands, Inc.	225,378	14,647,316
Lowe’s Companies, Inc.	473,200	22,467,536
O’Reilly Automotive, Inc. (I)	173,200	21,643,072
Ross Stores, Inc.	167,700	12,822,342
The Home Depot, Inc.	307,500	24,806,025
Tiffany & Company	39,700	3,538,858
Tractor Supply Company	174,200	12,753,182

		112,678,331
Textiles, Apparel & Luxury Goods - 2.9%
Fossil Group, Inc. (I)	154,600	19,675,942
Lululemon Athletica, Inc. (I)(L)	151,400	10,555,608
Michael Kors Holdings, Ltd. (I)	37,500	3,058,125
NIKE, Inc., Class B	166,700	13,192,638
PVH Corp.	103,800	13,900,896
Ralph Lauren Corp.	55,400	9,707,742
VF Corp.	11,900	2,791,502

		72,882,453

		691,535,694
Consumer Staples - 2.8%
Beverages - 0.5%
Constellation Brands, Inc., Class A (I)	33,100	2,330,571
Monster Beverage Corp. (I)	62,300	3,686,914
PepsiCo, Inc.	79,400	6,706,124

		12,723,609
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	83,200	10,435,776
CVS Caremark Corp.	169,610	11,357,086
The Kroger Company	30,100	1,256,675
Whole Foods Market, Inc.	314,700	17,812,020

		40,861,557
Food Products - 0.3%
Green Mountain Coffee Roasters, Inc. (I)(L)	114,800	7,735,224
Household Products - 0.4%
The Procter & Gamble Company	108,400	9,129,448

		70,449,838
Energy - 4.1%
Energy Equipment & Services - 0.9%
Cameron International Corp. (I)	6,800	376,652
FMC Technologies, Inc. (I)	8,500	408,850
Schlumberger, Ltd.	234,408	20,726,355

		21,511,857
Oil, Gas & Consumable Fuels - 3.2%
Concho Resources, Inc. (I)	89,300	9,280,949
EOG Resources, Inc.	46,500	7,672,500
EQT Corp.	173,300	14,749,563

29

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	173,400	$30,821,850
Range Resources Corp.	229,100	17,789,615

		80,314,477

		101,826,334
Financials - 7.3%
Capital Markets - 4.7%
Ameriprise Financial, Inc.	112,489	12,176,934
Franklin Resources, Inc.	441,305	24,443,884
Invesco, Ltd.	724,100	25,234,885
Morgan Stanley	571,400	17,884,820
Northern Trust Corp.	90,411	5,333,345
State Street Corp.	285,529	20,732,261
TD Ameritrade Holding Corp.	417,300	12,009,894
The Goldman Sachs Group, Inc.	2,224	375,723

		118,191,746
Commercial Banks - 0.3%
U.S. Bancorp	169,300	6,639,946
Consumer Finance - 1.2%
American Express Company	340,648	29,227,598
Diversified Financial Services - 0.8%
Citigroup, Inc.	101,400	5,366,088
IntercontinentalExchange Group, Inc.	71,750	15,303,558
JPMorgan Chase & Company	4,500	257,490

		20,927,136
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	129,900	6,163,755

		181,150,181
Health Care - 14.7%
Biotechnology - 9.2%
Alexion Pharmaceuticals, Inc. (I)	190,700	23,742,150
Biogen Idec, Inc. (I)	188,100	54,731,457
Celgene Corp. (I)	288,500	46,670,645
Gilead Sciences, Inc. (I)	1,100,800	82,350,848
Pharmacyclics, Inc. (I)	16,100	2,004,772
Regeneron Pharmaceuticals, Inc. (I)	67,600	19,864,936
Vertex Pharmaceuticals, Inc. (I)	3,000	208,260

		229,573,068
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson and Company	20,100	2,182,659
Covidien PLC	87,400	5,965,924
Stryker Corp.	95,721	7,123,557

		15,272,140
Health Care Providers & Services - 3.0%
Aetna, Inc.	14,600	1,006,378
AmerisourceBergen Corp.	14,100	994,473
Cardinal Health, Inc.	38,600	2,493,560
Express Scripts Holding Company (I)	64,400	4,337,340
Henry Schein, Inc. (I)	6,900	786,600
McKesson Corp.	342,000	56,734,380
UnitedHealth Group, Inc.	105,900	7,887,432

		74,240,163
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	258,500	26,069,725
Pharmaceuticals - 0.9%
Allergan, Inc.	42,100	4,085,805
Perrigo Company PLC (I)(L)	44,900	6,999,461

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	94,300	$10,338,109

		21,423,375

		366,578,471
Industrials - 13.4%
Aerospace & Defense - 5.0%
Honeywell International, Inc.	167,016	14,782,586
Precision Castparts Corp.	210,600	54,429,570
The Boeing Company	323,500	43,429,875
United Technologies Corp.	100,300	11,119,258

		123,761,289
Air Freight & Logistics - 0.7%
FedEx Corp.	134,800	18,696,760
Airlines - 1.0%
Delta Air Lines, Inc.	365,500	10,592,190
United Continental Holdings, Inc. (I)	397,500	15,601,875

		26,194,065
Electrical Equipment - 0.5%
Roper Industries, Inc.	87,900	11,400,630
Industrial Conglomerates - 2.9%
3M Company	21,300	2,843,763
Danaher Corp.	940,874	70,377,375

		73,221,138
Machinery - 0.5%
Flowserve Corp.	109,400	7,808,972
Wabtec Corp.	55,300	3,815,700

		11,624,672
Professional Services - 0.2%
IHS, Inc., Class A (I)	37,200	4,256,796
Road & Rail - 2.0%
Canadian Pacific Railway, Ltd.	25,400	3,908,552
J.B. Hunt Transport Services, Inc.	46,400	3,488,816
Kansas City Southern	164,400	19,895,688
Union Pacific Corp.	142,700	23,123,108

		50,416,164
Trading Companies & Distributors - 0.6%
Fastenal Company (L)	200,000	9,306,000
W.W. Grainger, Inc.	18,300	4,719,936

		14,025,936

		333,597,450
Information Technology - 23.6%
Communications Equipment - 1.2%
Juniper Networks, Inc. (I)	10,879	220,517
QUALCOMM, Inc.	417,723	30,736,058

		30,956,575
Computers & Peripherals - 1.7%
Apple, Inc.	75,100	41,760,857
Electronic Equipment, Instruments & Components - 0.1%
Trimble Navigation, Ltd. (I)	35,700	1,138,830
Internet Software & Services - 11.9%
Akamai Technologies, Inc. (I)	204,800	9,158,656
Baidu, Inc., ADR (I)	213,600	35,579,352
eBay, Inc. (I)	510,462	25,788,540
Facebook, Inc., Class A (I)	757,365	35,603,729
Google, Inc., Class A (I)	136,784	144,934,959

30

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LinkedIn Corp., Class A (I)	80,700	$18,079,221
NAVER Corp.	8,956	5,844,468
Tencent Holdings, Ltd.	323,900	18,848,135
Twitter, Inc. (I)(L)	52,700	2,190,739

		296,027,799
IT Services - 7.2%
Accenture PLC, Class A	9,300	720,471
Alliance Data Systems Corp. (I)(L)	46,300	11,216,638
Cognizant Technology
Solutions Corp., Class A (I)	248,400	23,322,276
Fiserv, Inc. (I)	125,400	13,780,206
MasterCard, Inc., Class A	106,560	81,071,914
Visa, Inc., Class A	245,200	49,888,392

		179,999,897
Software - 1.5%
Autodesk, Inc. (I)	13,000	588,250
Citrix Systems, Inc. (I)	7,400	438,968
Electronic Arts, Inc. (I)	9,200	204,056
Intuit, Inc.	3,300	244,959
Red Hat, Inc. (I)	172,300	8,072,255
Salesforce.com, Inc. (I)(L)	530,000	27,607,700

		37,156,188

		587,040,146
Materials - 4.4%
Chemicals - 4.4%
Ecolab, Inc.	299,800	32,129,566
FMC Corp.	80,400	5,857,944
Monsanto Company	116,804	13,237,397
Praxair, Inc. (L)	229,700	29,001,922
The Sherwin-Williams Company	160,700	29,412,921

		109,639,750
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 1.9%
American Tower Corp.	589,962	45,881,345
Wireless Telecommunication Services - 0.2%
Softbank Corp.	74,200	6,015,379

		51,896,724

TOTAL COMMON STOCKS (Cost $1,223,427,476)		$2,493,714,588

SECURITIES LENDING COLLATERAL - 3.9%
Securities Lending Collateral - 3.9%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	9,546,737	95,544,696

TOTAL SECURITIES LENDING
COLLATERAL (Cost $95,537,523)		$95,544,696

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,432,485	1,432,485

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Prime Reserve Investment
Fund, 0.0503% (Y)	6,371,512	$6,371,512

		7,803,997

TOTAL SHORT-TERM INVESTMENTS (Cost $7,803,997)		$7,803,997

Total Investments (Blue Chip Growth Fund)
(Cost $1,326,768,996) - 104.3%		$2,597,063,281
Other assets and liabilities, net - (4.3%)		(106,615,004)

TOTAL NET ASSETS - 100.0%		$2,490,448,277

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.3%
Consumer Discretionary - 26.8%
Automobiles - 0.5%
Tesla Motors, Inc. (I)(L)	79,032	$10,059,193
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (I)	42,014	22,009,454
Dunkin’ Brands Group, Inc.	493,028	24,148,511
Starbucks Corp.	353,751	28,816,556

		74,974,521
Internet & Catalog Retail - 8.9%
Amazon.com, Inc. (I)	226,204	89,038,418
Netflix, Inc. (I)	65,339	23,901,006
priceline.com, Inc. (I)	55,535	66,216,047
TripAdvisor, Inc. (I)	106,915	9,442,733

		188,598,204
Media - 3.6%
Discovery Communications, Inc., Class A (I)	310,962	27,137,654
The Walt Disney Company	548,390	38,683,431
Twenty-First Century Fox, Inc., Class A	300,979	10,079,787

		75,900,872
Specialty Retail - 4.2%
Inditex SA	256,716	40,890,513
O’Reilly Automotive, Inc. (I)	45,209	5,649,317
TJX Companies, Inc.	679,708	42,740,039

		89,279,869
Textiles, Apparel & Luxury Goods - 6.0%
Luxottica Group SpA	425,238	22,520,636
Michael Kors Holdings, Ltd. (I)	219,656	17,912,947
NIKE, Inc., Class B	528,789	41,848,361
Ralph Lauren Corp.	87,848	15,393,605
The Swatch Group AG, ADR	311,760	10,216,375
Under Armour, Inc., Class A (I)	228,204	18,416,063

		126,307,987

		565,120,646
Consumer Staples - 8.0%
Beverages - 1.0%
Diageo PLC	628,760	20,039,841
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	317,286	39,797,183
Sprouts Farmers Market, Inc. (I)	122,505	4,635,589

31

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	518,485	$29,346,251

		73,779,023
Food Products - 2.1%
Mead Johnson Nutrition Company	173,685	14,678,119
Mondelez International, Inc., Class A	895,161	30,014,748

		44,692,867
Personal Products - 1.4%
The Estee Lauder Companies, Inc., Class A	407,289	30,530,383

		169,042,114
Energy - 4.0%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (I)	229,084	11,018,940
Schlumberger, Ltd.	262,950	23,250,039

		34,268,979
Oil, Gas & Consumable Fuels - 2.4%
Concho Resources, Inc. (I)	253,943	26,392,296
EOG Resources, Inc.	147,662	24,364,230

		50,756,526

		85,025,505
Financials - 2.6%
Capital Markets - 2.6%
Morgan Stanley	695,565	21,771,185
The Goldman Sachs Group, Inc.	192,523	32,524,836

		54,296,021

		54,296,021
Health Care - 18.8%
Biotechnology - 8.8%
Alexion Pharmaceuticals, Inc. (I)	263,063	32,751,344
Biogen Idec, Inc. (I)	177,548	51,661,142
Celgene Corp. (I)	192,646	31,164,343
Gilead Sciences, Inc. (I)	629,204	47,070,751
Vertex Pharmaceuticals, Inc. (I)	309,833	21,508,607

		184,156,187
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	751,034	28,681,988
Health Care Providers & Services - 1.0%
Express Scripts Holding Company (I)	315,446	21,245,288
Life Sciences Tools & Services - 1.3%
Illumina, Inc. (I)(L)	286,503	28,077,294
Pharmaceuticals - 6.3%
Allergan, Inc.	333,022	32,319,785
Bristol-Myers Squibb Company	648,985	33,344,849
Merck & Company, Inc.	212,034	10,565,654
Novo Nordisk A/S, ADR	183,854	32,860,225
Perrigo Company PLC (I)(L)	150,455	23,454,430

		132,544,943

		394,705,700
Industrials - 8.7%
Aerospace & Defense - 6.4%
Precision Castparts Corp.	163,549	42,269,239
Rolls-Royce Holdings PLC (I)	629,009	12,682,196
The Boeing Company	353,548	47,463,819
United Technologies Corp.	287,376	31,858,503

		134,273,757

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 2.3%
Canadian Pacific Railway, Ltd.	169,407	$26,068,349
Union Pacific Corp.	145,743	23,616,196

		49,684,545

		183,958,302
Information Technology - 28.3%
Computers & Peripherals - 4.4%
Apple, Inc.	164,830	91,657,018
Internet Software & Services - 9.8%
eBay, Inc. (I)	342,903	17,323,460
Facebook, Inc., Class A (I)	957,192	44,997,596
Google, Inc., Class A (I)	84,262	89,283,173
LinkedIn Corp., Class A (I)	173,354	38,836,497
Rackspace Hosting, Inc. (I)	211,036	8,063,686
Twitter, Inc. (I)(L)	176,248	7,326,629

		205,831,041
IT Services - 6.0%
MasterCard, Inc., Class A	111,853	85,098,881
Visa, Inc., Class A	206,530	42,020,594

		127,119,475
Semiconductors & Semiconductor Equipment - 0.9%
ARM Holdings PLC, ADR	368,141	18,370,236
Software - 7.2%
Adobe Systems, Inc. (I)	360,624	20,476,231
FireEye, Inc. (I)(L)	105,247	4,038,327
Red Hat, Inc. (I)	522,345	24,471,863
Salesforce.com, Inc. (I)(L)	659,735	34,365,596
Splunk, Inc. (I)	330,643	23,859,199
Tableau Software, Inc., Class A (I)	63,343	4,151,500
VMware, Inc., Class A (I)(L)	301,792	24,333,489
Workday, Inc., Class A (I)	195,223	16,076,614

		151,772,819

		594,750,589
Materials - 2.3%
Chemicals - 2.3%
Monsanto Company	432,838	49,053,531
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
American Tower Corp.	211,317	16,434,123

TOTAL COMMON STOCKS (Cost $1,192,108,947)		$2,112,386,531

PREFERRED SECURITIES - 0.0%
Industrials - 0.0%
Rolls-Royce Holdings PLC, C Shares	55,530,544	90,865

TOTAL PREFERRED SECURITIES (Cost $90,143)		$90,865

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	7,393,470	73,994,589

TOTAL SECURITIES LENDING
COLLATERAL (Cost $73,986,909)		$73,994,589

32

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreement - 0.3%
Repurchase Agreement with State Street Corp.
dated 11/29/2013 at 0.000% to be
repurchased at $5,354,000 on 12/02/2013,
collateralized by $5,790,000 Federal Home
Loan Bank, 1.750% due 03/12/2021 (valued
at $5,464,313, including interest)	$5,354,000	$5,354,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,354,000)		$5,354,000

Total Investments (Capital Appreciation Fund)
(Cost $1,271,539,999) - 104.1%		$2,191,825,985
Other assets and liabilities, net - (4.1%)		(86,893,071)

TOTAL NET ASSETS - 100.0%		$2,104,932,914

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 65.0%
Consumer Discretionary - 7.0%
Auto Components - 2.1%
Delphi Automotive PLC	309,000	$18,091,936
Johnson Controls, Inc.	87,000	4,394,370
TRW Automotive Holdings Corp. (I)	211,400	16,404,640

		38,890,946
Automobiles - 0.0%
General Motors Company (I)	15,700	608,061
Media - 0.6%
The Walt Disney Company (D)	163,000	11,498,020
Multiline Retail - 1.0%
Dollar General Corp. (I)	110,400	6,286,176
Dollar Tree, Inc. (I)	196,400	10,929,660
Kohl’s Corp.	10,100	558,328

		17,774,164
Specialty Retail - 3.3%
AutoZone, Inc. (I)	85,500	39,466,800
L Brands, Inc.	61,800	4,016,382
Lowe’s Companies, Inc.	272,900	12,957,292
O’Reilly Automotive, Inc. (I)	48,000	5,998,080

		62,438,554

		131,209,745
Consumer Staples - 8.6%
Beverages - 1.3%
PepsiCo, Inc.	274,600	23,192,716
Food Products - 4.4%
General Mills, Inc.	497,400	25,083,882
Kellogg Company	175,863	10,664,332
Mondelez International, Inc., Class A	509,500	17,083,535
Nestle SA	399,858	29,181,763

		82,013,512
Household Products - 1.7%
The Procter & Gamble Company (D)	379,900	31,995,178
Personal Products - 0.2%
Avon Products, Inc.	213,800	3,812,054

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 1.0%
Philip Morris International, Inc. (D)	223,200	$19,092,528

		160,105,988
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp.	64,700	5,746,654
Apache Corp.	174,200	15,937,558
Imperial Oil, Ltd.	88,700	3,818,535
Pioneer Natural Resources Company	30,600	5,439,150
Range Resources Corp.	104,400	8,106,660

		39,048,557
Financials - 12.2%
Capital Markets - 4.8%
Invesco, Ltd.	467,900	16,306,315
State Street Corp.	511,300	37,125,493
TD Ameritrade Holding Corp.	1,228,800	35,364,864

		88,796,672
Commercial Banks - 2.4%
PNC Financial Services Group, Inc.	76,600	5,894,370
U.S. Bancorp (D)	985,000	38,631,700

		44,526,070
Diversified Financial Services - 1.3%
JPMorgan Chase & Company (D)	428,800	24,535,936
Insurance - 3.5%
Marsh & McLennan Companies, Inc.	970,100	46,031,245
XL Group PLC	573,100	18,333,469

		64,364,714
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	30,700	4,600,395

		226,823,787
Health Care - 10.8%
Health Care Equipment & Supplies - 1.1%
DENTSPLY International, Inc.	408,100	19,409,236
Health Care Providers & Services - 2.6%
Henry Schein, Inc. (I)	71,900	8,196,600
Humana, Inc.	62,400	6,488,976
UnitedHealth Group, Inc.	461,500	34,372,520

		49,058,096
Life Sciences Tools & Services - 3.3%
Thermo Fisher Scientific, Inc.	598,300	60,338,555
Pharmaceuticals - 3.8%
Allergan, Inc.	253,200	24,573,060
Perrigo Company PLC (I)(L)	38,800	6,048,532
Pfizer, Inc. (D)	1,004,801	31,882,336
Zoetis, Inc.	287,993	8,970,982

		71,474,910

		200,280,797
Industrials - 9.1%
Aerospace & Defense - 3.5%
The Boeing Company	73,300	9,840,525
United Technologies Corp. (D)	504,100	55,884,526

		65,725,051
Commercial Services & Supplies - 1.5%
Iron Mountain, Inc.	416,700	11,717,604

33

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Tyco International, Ltd.	400,100	$15,259,814

		26,977,418
Electrical Equipment - 0.1%
Roper Industries, Inc.	19,000	2,464,300
Industrial Conglomerates - 3.8%
Danaher Corp.	956,100	71,516,280
Machinery - 0.2%
Actuant Corp., Class A	94,935	3,710,060

		170,393,109
Information Technology - 7.5%
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	311,200	16,406,464
Internet Software & Services - 1.3%
Google, Inc., Class A (I)	22,400	23,734,816
IT Services - 3.2%
Accenture PLC, Class A (D)	58,200	4,508,754
Fiserv, Inc. (I)	430,500	47,307,645
IBM Corp.	40,400	7,259,072

		59,075,471
Semiconductors & Semiconductor Equipment - 2.1%
NXP Semiconductor NV (I)	330,500	14,046,250
Texas Instruments, Inc.	594,700	25,572,100

		39,618,350

		138,835,101
Telecommunication Services - 2.6%
Diversified Telecommunication Services - 1.1%
American Tower Corp.	279,600	21,744,492
Wireless Telecommunication Services - 1.5%
Crown Castle International Corp. (I)	279,400	20,739,862
SBA Communications Corp., Class A (I)	77,800	6,626,226

		27,366,088

		49,110,580
Utilities - 5.1%
Electric Utilities - 2.7%
Edison International	142,900	6,603,409
Entergy Corp.	213,700	13,225,893
Northeast Utilities	47,900	1,967,732
Xcel Energy, Inc.	996,400	27,919,128

		49,716,162
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	222,600	5,889,996
Multi-Utilities - 2.1%
Consolidated Edison, Inc.	79,600	4,394,716
PG&E Corp.	878,719	35,473,886

		39,868,602

		95,474,760

TOTAL COMMON STOCKS (Cost $934,142,850)		$1,211,282,424

PREFERRED SECURITIES - 0.3%
Financials - 0.2%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%) (L)	75,000	2,050,500

Capital Appreciation Value Fund (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)		60,000	$1,604,400

			3,654,900
Utilities - 0.1%
SCE Trust I, 5.625%		60,000	1,258,200

TOTAL PREFERRED SECURITIES (Cost $4,875,000)			$4,913,100

CORPORATE BONDS - 15.6%
Consumer Discretionary - 3.3%
American Honda Finance Corp.
0.339%, 11/13/2014 (P)(S)		$1,250,000	$1,251,255
CCO Holdings LLC
7.250%, 10/30/2017		710,000	750,825
Cedar Fair LP
5.250%, 03/15/2021 (S)		525,000	514,500
9.125%, 08/01/2018		1,000,000	1,090,000
Daimler Finance North America LLC
1.102%, 08/01/2018 (P)(S)		750,000	754,133
Delphi Corp.
5.000%, 02/15/2023		525,000	543,375
5.875%, 05/15/2019		4,650,000	4,940,625
6.125%, 05/15/2021		1,875,000	2,062,500
Dollar General Corp.
1.875%, 04/15/2018		2,235,000	2,187,336
4.125%, 07/15/2017		1,125,000	1,201,745
Ford Motor Credit Company LLC
1.489%, 05/09/2016 (P)		2,955,000	2,999,960
2.750%, 05/15/2015		2,300,000	2,362,631
3.875%, 01/15/2015		3,260,000	3,369,350
4.250%, 02/03/2017		1,110,000	1,200,653
5.000%, 05/15/2018		1,490,000	1,659,639
6.625%, 08/15/2017		1,225,000	1,430,560
8.000%, 06/01/2014		1,900,000	1,969,426
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023		5,075,000	5,180,750
6.625%, 04/01/2021		375,000	412,969
6.900%, 07/15/2017		650,000	745,875
7.000%, 05/01/2020		650,000	731,250
8.500%, 06/15/2019		650,000	781,625
Lamar Media Corp.
5.000%, 05/01/2023		1,250,000	1,193,750
5.875%, 02/01/2022		675,000	696,094
9.750%, 04/01/2014		1,915,000	1,973,025
NBCUniversal Enterprise, Inc.
0.781%, 04/15/2016 (P)(S)		2,480,000	2,493,866
0.929%, 04/15/2018 (P)(S)		1,060,000	1,066,163
The Walt Disney Company
0.450%, 12/01/2015		1,465,000	1,463,766
Toyota Motor Credit Corp.
0.318%, 08/22/2014 (P)		1,835,000	1,836,261
0.406%, 03/10/2015 (P)		2,250,000	2,252,583
0.409%, 01/23/2015 (P)		1,595,000	1,597,488
TRW Automotive, Inc.
4.500%, 03/01/2021 (S)		525,000	539,438
Unitymedia Hessen GmbH &
Company KG
5.500%, 01/15/2023 (S)		1,275,000	1,243,125
7.500%, 03/15/2019 (S)		675,000	734,063
7.500%, 03/15/2019 (S)	EUR	720,000	1,061,495
8.125%, 12/01/2017 (S)		552,147	781,544
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		$625,000	625,000

34

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Univision Communications, Inc. (continued)
6.750%, 09/15/2022 (S)	$975,000	$1,072,500
6.875%, 05/15/2019 (S)	1,800,000	1,939,500
7.875%, 11/01/2020 (S)	550,000	611,875

		61,322,518
Consumer Staples - 1.8%
B&G Foods, Inc.
4.625%, 06/01/2021	1,100,000	1,050,500
Campbell Soup Company
0.542%, 08/01/2014 (P)	5,250,000	5,256,578
General Mills, Inc.
0.537%, 01/29/2016 (P)	2,365,000	2,367,767
0.875%, 01/29/2016	590,000	590,470
Heineken NV
0.800%, 10/01/2015 (S)	940,000	939,955
Kellogg Company
0.469%, 02/13/2015 (P)	1,040,000	1,041,343
Kimberly-Clark Corp.
0.361%, 05/15/2016 (P)	990,000	991,520
PepsiCo, Inc.
0.447%, 02/26/2016 (P)	3,170,000	3,173,680
0.700%, 02/26/2016	2,100,000	2,097,795
Reynolds American, Inc.
1.050%, 10/30/2015	305,000	306,193
Rite Aid Corp.
8.000%, 08/15/2020	2,150,000	2,408,000
SABMiller Holdings, Inc.
0.932%, 08/01/2018 (P)(S)	1,045,000	1,050,773
2.200%, 08/01/2018 (S)	1,450,000	1,462,032
The Coca-Cola Company
0.239%, 03/05/2015 (P)	2,835,000	2,833,231
The Procter & Gamble Company
3.100%, 08/15/2023	5,000,000	4,918,940
Walgreen Company
0.754%, 03/13/2014 (P)	2,480,000	2,482,554

		32,971,331
Energy - 3.0%
Antero Resources Finance Corp.
6.000%, 12/01/2020	1,950,000	2,042,625
7.250%, 08/01/2019	195,000	209,138
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	3,375,000	3,433,000
6.500%, 01/15/2022	650,000	703,625
7.000%, 01/15/2021	1,800,000	1,977,750
Energy Transfer Partners LP
4.150%, 10/01/2020	1,400,000	1,434,422
4.900%, 02/01/2024	1,800,000	1,848,946
EQT Corp.
4.875%, 11/15/2021	8,885,000	9,227,872
6.500%, 04/01/2018	1,165,000	1,333,638
8.125%, 06/01/2019	2,791,000	3,432,051
Laredo Petroleum, Inc.
7.375%, 05/01/2022	400,000	433,000
9.500%, 02/15/2019	1,450,000	1,616,750
MarkWest Energy Partners LP
4.500%, 07/15/2023	4,450,000	4,216,375
5.500%, 02/15/2023	780,000	795,600
6.250%, 06/15/2022	650,000	697,125
6.500%, 08/15/2021	1,350,000	1,458,000
6.750%, 11/01/2020	650,000	703,625
ONEOK Partners LP
2.000%, 10/01/2017	1,120,000	1,120,715

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	$7,575,000	$7,428,563
5.750%, 06/01/2021	1,345,000	1,434,106
6.750%, 08/01/2020	675,000	732,375
8.000%, 05/15/2019	3,500,000	3,727,500
SM Energy Company
6.500%, 01/01/2023	1,350,000	1,431,000
Spectra Energy Partners LP
4.750%, 03/15/2024	1,855,000	1,922,991
Statoil ASA
0.531%, 05/15/2018 (P)	1,145,000	1,144,594
Targa Resources Partners LP
4.250%, 11/15/2023 (S)	2,425,000	2,212,813
5.250%, 05/01/2023	125,000	121,875

		56,840,074
Financials - 1.2%
Burlington Northern Santa Fe LLC
3.850%, 09/01/2023	4,250,000	4,233,939
CBRE Services, Inc.
5.000%, 03/15/2023	525,000	504,656
6.625%, 10/15/2020	400,000	426,000
CIT Group, Inc.
5.250%, 04/01/2014 (S)	400,000	405,000
E*TRADE Financial Corp.
6.000%, 11/15/2017	2,125,000	2,252,500
6.375%, 11/15/2019	2,750,000	2,942,500
6.750%, 06/01/2016	1,600,000	1,724,000
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,437,803
6.750%, 06/01/2016	61,000	61,875
KFW
0.500%, 04/19/2016	4,762,000	4,769,062
Legg Mason, Inc.
5.500%, 05/21/2019	3,625,000	4,041,353
Regions Bank
7.500%, 05/15/2018	75,000	89,438
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	87,550

		22,975,676
Health Care - 1.3%
Baxter International, Inc.
0.426%, 12/11/2014 (P)	2,400,000	2,403,434
0.950%, 06/01/2016	1,315,000	1,321,561
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	625,000	675,000
5.875%, 01/31/2022 (S)	350,000	373,625
Merck & Company, Inc.
0.429%, 05/18/2016 (P)	4,900,000	4,914,886
Pfizer, Inc.
0.554%, 06/15/2018 (P)	7,300,000	7,306,534
0.900%, 01/15/2017	5,200,000	5,198,029
Zoetis, Inc.
1.150%, 02/01/2016	695,000	702,546
1.875%, 02/01/2018	410,000	408,899

		23,304,514
Industrials - 2.2%
Actuant Corp.
5.625%, 06/15/2022	100,000	101,000
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)	550,000	580,250

35

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Caterpillar Financial Services Corp.
0.477%, 02/26/2016 (P)	$1,345,000	$1,345,169
0.700%, 11/06/2015	1,595,000	1,598,270
1.250%, 11/06/2017	1,700,000	1,685,003
CNH Capital LLC
3.625%, 04/15/2018	1,675,000	1,691,750
3.875%, 11/01/2015	675,000	696,094
6.250%, 11/01/2016	1,250,000	1,371,875
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,445,061	1,643,757
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	330,431	377,517
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,760,580	1,762,781
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	412,956	431,539
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	118,229	128,278
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	835,000	770,288
International Lease Finance Corp.
2.204%, 06/15/2016 (P)	1,620,000	1,636,200
John Deere Capital Corp.
0.314%, 01/12/2015 (P)	4,250,000	4,249,099
0.343%, 10/08/2014 (P)	3,250,000	3,251,723
0.700%, 09/04/2015	2,335,000	2,346,689
0.750%, 01/22/2016	1,275,000	1,273,094
PACCAR Financial Corp.
0.378%, 05/05/2015 (P)	1,005,000	1,006,850
0.509%, 02/08/2016 (P)	455,000	455,437
0.750%, 05/16/2016	825,000	823,690
Precision Castparts Corp.
0.700%, 12/20/2015	1,745,000	1,747,741
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	1,000,000	1,141,250
8.500%, 02/15/2019 (S)	1,200,000	1,353,000
United Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	174,675
United Technologies Corp.
0.739%, 06/01/2015 (P)	3,976,000	4,002,623
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	83,860	90,779
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	290,000	291,450
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	355,000	375,413
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	1,525,000	1,471,625
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	455,000	442,488
Xylem, Inc.
3.550%, 09/20/2016	400,000	421,254

Capital Appreciation Value Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Xylem, Inc. (continued)
4.875%, 10/01/2021		$100,000	$105,506

			40,844,157
Information Technology - 0.4%
Apple, Inc.
0.492%, 05/03/2018 (P)		2,900,000	2,893,835
NXP BV
3.750%, 06/01/2018 (S)		1,100,000	1,108,250
5.750%, 02/15/2021 to 03/15/2023 (S)		2,750,000	2,846,563

			6,848,648
Materials - 0.1%
Ball Corp.
7.375%, 09/01/2019		925,000	999,000
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	550,000	796,852

			1,795,852
Telecommunication Services - 1.8%
American Tower Corp.
3.500%, 01/31/2023		$350,000	321,079
4.625%, 04/01/2015		170,000	178,291
5.000%, 02/15/2024		580,000	591,749
British Telecommunications PLC
1.378%, 12/20/2013 (P)		1,375,000	1,375,635
Crown Castle International Corp.
5.250%, 01/15/2023		525,000	518,438
7.125%, 11/01/2019		1,070,000	1,158,703
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)		1,025,000	981,438
7.250%, 04/01/2019 to 10/15/2020		1,675,000	1,819,251
7.500%, 04/01/2021		950,000	1,043,813
8.500%, 11/01/2019		1,450,000	1,589,563
Matterhorn Mobile SA
5.396%, 05/15/2019 (P)(S)	CHF	450,000	501,434
6.750%, 05/15/2019 (S)		1,400,000	1,674,378
SBA Communications Corp.
5.625%, 10/01/2019		$575,000	590,813
SBA Telecommunications, Inc.
5.750%, 07/15/2020		1,025,000	1,068,563
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		4,980,000	6,025,800
11.500%, 11/15/2021		330,000	432,300
Telesat Canada
6.000%, 05/15/2017 (S)		650,000	677,625
UPC Holding BV
9.875%, 04/15/2018 (S)		1,550,000	1,664,313
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		2,640,000	2,811,600
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		2,200,000	2,403,500
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		2,400,000	2,574,000
Verizon Communications, Inc.
0.459%, 03/06/2015 (P)(S)		4,200,000	4,192,142

			34,194,428
Utilities - 0.5%
AmeriGas Finance LLC
6.750%, 05/20/2020		125,000	136,250
7.000%, 05/20/2022		650,000	703,625
AmeriGas Partners LP
6.250%, 08/20/2019		300,000	324,000

36

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
CMS Energy Corp.
6.550%, 07/17/2017	$745,000	$861,007
8.750%, 06/15/2019	345,000	443,522
Duke Energy Florida, Inc.
0.650%, 11/15/2015	1,705,000	1,705,904
NSTAR Electric Company
0.479%, 05/17/2016 (P)	1,800,000	1,796,614
Suburban Propane Partners LP
7.375%, 08/01/2021	400,000	432,500
7.500%, 10/01/2018	700,000	751,625
Xcel Energy, Inc.
0.750%, 05/09/2016	1,990,000	1,982,478

		9,137,525

TOTAL CORPORATE BONDS (Cost $284,102,334)		$290,234,723

CONVERTIBLE BONDS - 0.6%
Industrials - 0.6%
United Airlines, Inc. 4.500%, 01/15/2015	5,110,000	10,804,456

TOTAL CONVERTIBLE BONDS (Cost $6,833,164)		$10,804,456

TERM LOANS (M) - 8.5%
Consumer Discretionary - 0.9%
Cequel Communications LLC
3.500%, 02/14/2019	2,889,384	2,891,190
Charter Communications Operating LLC
3.000%, 07/01/2020	1,995,000	1,967,341
3.000%, 01/04/2021	815,470	804,054
Hilton Worldwide Finance LLC
4.000%, 10/26/2020	3,207,237	3,217,259
Kasima LLC
3.250%, 05/17/2021	550,000	548,396
Peninsula Gaming LLC
4.250%, 11/20/2017	4,355,591	4,369,590
Wendy’s International, Inc.
3.250%, 05/15/2019	3,092,250	3,092,250

		16,890,080
Consumer Staples - 4.5%
Dunkin’ Brands, Inc.
3.750%, 02/14/2020	54,194,174	54,292,049
HJ Heinz Company
3.500%, 06/05/2020	26,782,875	26,950,268
Pinnacle Foods Finance LLC
3.250%, 04/29/2020	3,241,310	3,235,640

		84,477,957
Energy - 0.1%
Terra-Gen Finance Company LLC
6.500%, 06/22/2017	1,165,803	1,165,803
Health Care - 0.1%
DaVita HealthCare Partners, Inc.
4.000%, 11/01/2019	1,687,250	1,695,686
HCA, Inc.
2.998%, 03/31/2017	800,000	800,120

		2,495,806
Telecommunication Services - 2.9%
Crown Castle Operating Company
3.250%, 01/31/2019	13,812,221	13,790,246
Intelsat Jackson Holdings SA
4.250%, 04/02/2018	23,973,120	24,032,909
SBA Senior Finance
3.750%, 06/29/2018	72,212	72,332

Capital Appreciation Value Fund (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (M) (continued)
Telecommunication Services (continued)
Telesat Canada
3.000%, 03/26/2019	CAD	3,731,250	$3,518,184
3.500%, 03/28/2019		$3,521,762	3,528,366
4.375%, 03/24/2017	CAD	794,063	744,515
UPC Broadband Holding BV
3.250%, 06/30/2021		7,700,000	7,690,375

			53,376,927

TOTAL TERM LOANS (Cost $158,075,388)			$158,406,573

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.0%
U.S. Government Agency - 2.0%
Federal Home Loan Mortgage Corp.
Series 4091, Class TF,
0.618%, 08/15/2042 (P)		$1,475,317	$1,485,144
Series 4060, Class FH,
0.668%, 06/15/2042 (P)		1,940,178	1,937,507
Series 4062, Class AF,
0.668%, 06/15/2042 (P)		3,355,907	3,348,977
Series 4080, Class FA,
0.668%, 07/15/2042 (P)		1,832,201	1,828,359
Series 4086, Class FT,
0.668%, 07/15/2042 (P)		2,711,286	2,705,635
Series 4077, Class FD,
0.668%, 07/15/2042 (P)		1,846,701	1,843,885
Series 4089, Class FD,
0.668%, 08/15/2042 (P)		1,107,396	1,105,195
Federal National Mortgage Association
Series 2012-86, Class CF,
0.566%, 04/25/2039 (P)		2,810,781	2,808,015
Series 2012-93, Class FG,
0.566%, 09/25/2042 (P)		2,893,510	2,879,491
Series 2012-113, Class GF,
0.566%, 10/25/2042 (P)		2,442,545	2,429,903
Series 2012-86, Class FC,
0.616%, 08/25/2042 (P)		2,828,967	2,819,479
Series 2012-99, Class FQ,
0.616%, 09/25/2042 (P)		4,950,492	4,961,121
Series 2012-93, Class FK,
0.616%, 09/25/2042 (P)		3,110,475	3,099,115
Series 2012-99, Class FA,
0.616%, 09/25/2042 (P)		897,737	894,875
Series 2012-87, Class FK,
0.666%, 08/25/2042 (P)		2,565,927	2,561,735
Series 2012-18, Class FB,
0.716%, 03/25/2042 (P)		1,578,299	1,589,330

			38,297,766

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $38,442,722)			$38,297,766

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2012-3,
Class A1 0.868%, 06/15/2017 (P)		9,050,000	9,092,264
Ford Credit Auto Owner Trust,
Series 2012-C, Class A3
0.580%, 12/15/2016		2,265,000	2,267,741
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016		2,205,000	2,208,715

TOTAL ASSET BACKED SECURITIES (Cost $13,519,875)			$13,568,720

37

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury Note 2.500%, 08/15/2023	$37,375,000	$36,662,558

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $36,039,540)		$36,662,558

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	614,753	6,152,512

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,152,476)		$6,152,512

SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 6.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	6,944,450	6,944,450
T. Rowe Price Reserve Investment
Fund, 0.0503% (Y)	110,383,723	110,383,723

		117,328,173

TOTAL SHORT-TERM INVESTMENTS (Cost $117,328,173)		$117,328,173

Total Investments (Capital Appreciation Value Fund)
(Cost $1,599,511,522) - 101.3%		$1,887,651,005
Other assets and liabilities, net - (1.3%)		(23,759,172)

TOTAL NET ASSETS - 100.0%		$1,863,891,833

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 50.7%
U.S. Government - 19.7%
U.S. Treasury
0.625%, 08/15/2016	$6,124,000	$6,148,876
2.500%, 08/15/2023	369,000	361,966
U.S. Treasury Bonds
2.750%, 11/15/2042	1,348,000	1,091,237
3.125%, 02/15/2043	2,747,000	2,407,916
3.625%, 08/15/2043	4,323,000	4,177,099
3.750%, 11/15/2043	1,203,000	1,189,466
4.375%, 05/15/2041	961,000	1,066,710
U.S. Treasury Notes
0.250%, 09/30/2015 to 10/31/2015	9,905,000	9,902,012
0.375%, 08/31/2015	21,118,000	21,162,538
0.625%, 10/15/2016 to 11/15/2016	32,863,000	32,945,278
1.250%, 11/30/2018	2,765,000	2,748,583
1.750%, 10/31/2020	1,633,000	1,598,554
2.000%, 11/30/2020	1,202,000	1,194,300
2.375%, 07/31/2017	4,087,000	4,310,187
2.750%, 11/30/2016 to 11/15/2023	9,790,000	10,126,914
3.125%, 04/30/2017	5,571,000	6,016,245

		106,447,881
U.S. Government Agency - 31.0%
Federal Home Loan Mortgage Corp.
2.118%, 02/01/2043 (P)	8,046	8,125
2.240%, 07/01/2043 (P)	4,786,424	4,844,486
2.374%, 02/01/2043 (P)	7,612	7,746
2.500%, 05/01/2028	1,938,268	1,941,032

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.644%, 09/01/2042 (P)	$24,564	$24,788
2.677%, 07/01/2042 (P)	2,834	2,866
2.856%, 05/01/2042 (P)	818,810	835,941
3.000%, 07/01/2032 to 04/01/2043	3,490,670	3,353,191
3.161%, 02/01/2042 (P)	1,198,837	1,244,499
3.500%, 03/01/2033 to 08/01/2043	9,739,789	9,748,127
4.000%, 06/01/2033 to 10/01/2043	11,402,833	11,766,356
4.500%, 09/01/2042	578,947	624,019
5.000%, 08/01/2039 to 04/01/2042	7,736,545	8,425,236
5.500%, 07/01/2038	1,623,716	1,773,529
6.000%, 03/01/2034 to 03/01/2036	646,529	718,847
Federal National Mortgage Association
1.976%, 04/01/2043 (P)	2,122,066	2,136,101
1.994%, 04/01/2043 (P)	1,661,317	1,673,138
1.996%, 01/01/2043 (P)	515,494	519,923
2.036%, 07/01/2043 (P)	329,504	318,731
2.041%, 06/01/2043 (P)	628,103	632,049
2.067%, 06/01/2043 (P)	1,246,998	1,256,659
2.068%, 07/01/2043 (P)	5,790,230	5,822,497
2.113%, 04/01/2043 (P)	149,106	150,367
2.149%, 06/01/2043 (P)	236,060	238,575
2.500%, TBA (C)	4,400,000	4,395,078
2.500%, 07/01/2027 to 10/01/2027 (C)	3,856,159	3,857,791
2.500%, 11/01/2027 to 12/01/2027	6,752,377	6,755,711
2.628%, 09/01/2043 (P)	637,247	639,143
2.890%, 05/01/2043 (P)	184,806	189,347
3.000%, TBA (C)	6,200,000	6,023,141
3.000%, 02/01/2033 to 05/01/2043	18,618,243	17,761,141
3.027%, 03/01/2042 (P)	478,407	494,945
3.500%, TBA (C)	5,500,000	5,533,773
3.500%, 07/01/2032 to 02/01/2043	10,402,669	10,441,123
4.000%, TBA (C)	800,000	851,125
4.000%, 10/01/2033 to 10/01/2043	4,818,036	5,012,247
4.500%, TBA (C)	1,600,000	1,702,875
5.000%, 03/01/2041 to 09/01/2041	9,526,621	10,480,339
5.500%, 09/01/2034 to 04/01/2040	1,670,359	1,844,896
6.000%, 03/01/2034 to 07/01/2037	8,393,977	9,293,003
6.500%, 10/01/2036	79,829	89,609
Government National Mortgage Association
2.500%, 02/20/2043	856,247	847,173
3.000%, TBA (C)	2,900,000	2,832,485
3.000%, 11/20/2039	170,511	170,578
3.500%, TBA (C)	2,300,000	2,346,539
4.000%, TBA (C)	11,700,000	12,308,836
4.500%, TBA (C)	5,300,000	5,695,430

		167,633,156

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $277,327,628)		$274,081,037

FOREIGN GOVERNMENT
OBLIGATIONS - 2.1%
Brazil - 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025	1,525,000	1,433,500
Canada - 0.1%
Province of Quebec
2.625%, 02/13/2023	790,000	736,275
Japan - 0.4%
Japan Bank for International Cooperation
1.750%, 07/31/2018	1,410,000	1,417,668

38

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Japan (continued)
Japan Bank for International
Cooperation (continued)
3.375%, 07/31/2023	$805,000	$804,708

		2,222,376
Jordan - 0.1%
Hashemite Kingdom of Jordan
2.503%, 10/30/2020	781,000	778,548
Mexico - 0.3%
Government of Mexico
5.750%, 10/12/2110	1,712,000	1,545,080
Slovakia - 0.4%
Government of Slovakia
4.375%, 05/21/2022 (S)	1,800,000	1,858,500
Slovenia - 0.4%
Republic of Slovenia
4.750%, 05/10/2018 (S)	1,095,000	1,100,475
5.500%, 10/26/2022 (S)	520,000	514,150
5.850%, 05/10/2023 (S)	400,000	403,000

		2,017,625
Spain - 0.1%
Government of Spain
4.000%, 03/06/2018 (S)	550,000	566,665

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $11,588,882)		$11,158,569

CORPORATE BONDS - 25.9%
Consumer Discretionary - 2.9%
Comcast Corp.
4.250%, 01/15/2033	270,000	249,771
Daimler Finance North America LLC
1.450%, 08/01/2016 (S)	1,150,000	1,159,680
1.875%, 09/15/2014 (S)	759,000	766,566
2.375%, 08/01/2018 (S)	820,000	824,415
DIRECTV Holdings LLC
3.800%, 03/15/2022	260,000	248,626
Ford Motor Credit Company LLC
4.375%, 08/06/2023	1,340,000	1,356,679
General Motors Company
3.500%, 10/02/2018 (S)	1,200,000	1,222,500
4.875%, 10/02/2023 (S)	480,000	483,000
6.250%, 10/02/2043 (S)	240,000	243,600
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	1,000,000	1,007,538
NBCUniversal Enterprise, Inc.
1.974%, 04/15/2019 (S)	605,000	593,523
The Home Depot, Inc.
3.750%, 02/15/2024	985,000	991,009
Thomson Reuters Corp.
1.300%, 02/23/2017	500,000	500,390
5.650%, 11/23/2043	135,000	135,274
Toyota Motor Credit Corp.
2.000%, 10/24/2018	300,000	301,500
3.400%, 09/15/2021	300,000	302,110
TRW Automotive, Inc.
4.450%, 12/01/2023 (S)	715,000	709,638
Viacom, Inc.
2.500%, 09/01/2018	340,000	344,220
4.250%, 09/01/2023	665,000	671,386
5.850%, 09/01/2043	665,000	692,067

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	$1,255,000	$1,257,091
2.125%, 11/20/2018 (S)	1,185,000	1,188,483
Yum! Brands, Inc.
5.350%, 11/01/2043	240,000	232,149

		15,481,215
Consumer Staples - 1.4%
Altria Group, Inc.
4.000%, 01/31/2024	265,000	260,901
5.375%, 01/31/2044	240,000	238,482
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	415,000	523,465
ConAgra Foods, Inc.
1.300%, 01/25/2016	460,000	462,451
Diageo Capital PLC
1.125%, 04/29/2018	685,000	668,007
Fomento Economico Mexicano SAB de CV
2.875%, 05/10/2023	275,000	244,942
4.375%, 05/10/2043	289,000	242,376
Kraft Foods Group, Inc.
6.500%, 02/09/2040	445,000	521,810
PepsiCo, Inc.
2.250%, 01/07/2019	1,020,000	1,028,582
Pernod-Ricard SA
4.250%, 07/15/2022 (S)	305,000	307,040
5.750%, 04/07/2021 (S)	582,000	645,572
Tyson Foods, Inc.
4.500%, 06/15/2022	615,000	625,815
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)	230,000	231,436
2.400%, 10/21/2018 (S)	335,000	337,694
2.900%, 10/21/2019 (S)	671,000	678,431
3.375%, 10/21/2020 (S)	690,000	695,599

		7,712,603
Energy - 3.1%
Canadian Oil Sands, Ltd.
4.500%, 04/01/2022 (S)	357,000	359,538
6.000%, 04/01/2042 (S)	502,000	511,212
DCP Midstream Operating LP
4.950%, 04/01/2022	455,000	462,222
Ecopetrol SA
7.375%, 09/18/2043	715,000	774,345
El Paso Pipeline Partners Operating
Company LLC
4.100%, 11/15/2015	670,000	707,647
Energen Corp.
4.625%, 09/01/2021	652,000	648,968
Energy Transfer Partners LP
5.150%, 02/01/2043	165,000	151,378
5.950%, 10/01/2043	390,000	398,946
6.500%, 02/01/2042	248,000	268,300
Halliburton Company
2.000%, 08/01/2018	835,000	838,921
Husky Energy, Inc.
7.250%, 12/15/2019	357,000	438,087
Kerr-McGee Corp.
6.950%, 07/01/2024	910,000	1,086,917
Kinder Morgan Energy Partners LP
5.000%, 03/01/2043	545,000	506,617
Murphy Oil Corp.
3.700%, 12/01/2022	770,000	719,632

39

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
ONEOK Partners LP
2.000%, 10/01/2017	$510,000	$510,325
3.200%, 09/15/2018	455,000	470,247
6.200%, 09/15/2043	325,000	348,826
Petrobras Global Finance BV
3.000%, 01/15/2019	1,345,000	1,277,166
Petroleos Mexicanos
2.266%, 07/18/2018 (P)	345,000	356,213
4.875%, 01/18/2024	295,000	293,557
5.500%, 06/27/2044	410,000	362,937
Rowan Companies, Inc.
5.400%, 12/01/2042	325,000	294,005
Shell International Finance BV
2.000%, 11/15/2018	788,000	795,713
Spectra Energy Partners LP
2.950%, 09/25/2018	340,000	347,656
5.950%, 09/25/2043	215,000	228,524
Statoil ASA
2.900%, 11/08/2020	595,000	599,372
3.700%, 03/01/2024	445,000	445,147
Talisman Energy, Inc.
3.750%, 02/01/2021	300,000	288,904
TC Pipelines LP
4.650%, 06/15/2021	416,000	421,235
Transocean, Inc.
6.375%, 12/15/2021	720,000	808,775
Weatherford International, Ltd.
4.500%, 04/15/2022	370,000	373,852
Western Gas Partners LP
5.375%, 06/01/2021	185,000	198,838
WPX Energy, Inc.
6.000%, 01/15/2022	420,000	422,100

		16,716,122
Financials - 10.2%
American Express Credit Corp.
1.750%, 06/12/2015	1,403,000	1,427,571
American International Group, Inc.
6.400%, 12/15/2020	410,000	488,419
8.250%, 08/15/2018	480,000	607,615
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	165,000	198,083
Assurant, Inc.
2.500%, 03/15/2018	660,000	654,888
AvalonBay Communities, Inc.
3.625%, 10/01/2020	215,000	219,363
Bank of America Corp.
1.500%, 10/09/2015	2,209,000	2,231,083
2.600%, 01/15/2019	1,495,000	1,510,593
4.100%, 07/24/2023	1,575,000	1,580,380
6.000%, 09/01/2017	760,000	869,862
Bank of America NA
1.125%, 11/14/2016	2,235,000	2,240,004
Berkshire Hathaway Finance Corp.
2.900%, 10/15/2020	990,000	995,562
Berkshire Hathaway, Inc.
4.500%, 02/11/2043	215,000	202,163
Boston Properties LP
3.125%, 09/01/2023	335,000	311,624
3.800%, 02/01/2024	505,000	492,635
Capital One Bank USA NA
1.150%, 11/21/2016	580,000	580,369
2.150%, 11/21/2018	635,000	635,227

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc.
1.700%, 07/25/2016	$755,000	$765,029
2.650%, 03/02/2015	442,000	451,534
3.875%, 10/25/2023	445,000	437,042
4.450%, 01/10/2017	941,000	1,026,493
CME Group, Inc.
5.300%, 09/15/2043	130,000	136,040
Cooperatieve Centrale Raiffeisen
4.625%, 12/01/2023	915,000	912,723
5.750%, 12/01/2043	740,000	754,329
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	640,000	637,052
DDR Corp.
3.375%, 05/15/2023	745,000	689,408
4.625%, 07/15/2022	780,000	806,164
Deutsche Bank AG
4.296%, 05/24/2028 (P)	330,000	301,276
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043	480,000	470,310
Discover Bank/Greenwood DE
4.200%, 08/08/2023	475,000	476,241
Equity One, Inc.
3.750%, 11/15/2022	274,000	258,101
Federal Realty Investment Trust
3.000%, 08/01/2022	320,000	301,336
Five Corners Funding Trust
4.419%, 11/15/2023 (S)	1,090,000	1,096,346
General Electric Capital Corp.
5.875%, 01/14/2038	715,000	809,034
Goldman Sachs Group, Inc.
1.838%, 11/29/2023 (P)	355,000	356,973
HCP, Inc.
5.650%, 12/15/2013	900,000	901,364
HSBC Holdings PLC
4.000%, 03/30/2022	405,000	416,947
HSBC USA, Inc.
2.375%, 02/13/2015	845,000	863,670
2.625%, 09/24/2018	415,000	427,548
ING Bank NV
5.800%, 09/25/2023 (S)	785,000	817,927
ING US, Inc.
5.500%, 07/15/2022	455,000	497,488
Inter-American Development Bank
3.875%, 10/28/2041	583,000	531,523
JPMorgan Chase & Company
3.200%, 01/25/2023	720,000	682,795
3.375%, 05/01/2023	450,000	418,179
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,330,000	1,536,488
Lazard Group LLC
4.250%, 11/14/2020	640,000	639,638
6.850%, 06/15/2017	1,305,000	1,479,024
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	770,000	754,836
6.500%, 05/01/2042 (S)	367,000	409,968
Lloyds Bank PLC
2.300%, 11/27/2018	620,000	622,841
Markel Corp.
3.625%, 03/30/2023	275,000	262,356
4.900%, 07/01/2022	385,000	407,173
MetLife, Inc.
4.368%, 09/15/2023	535,000	554,996
4.875%, 11/13/2043	650,000	638,855

40

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Mid-America Apartments LP
4.300%, 10/15/2023	$500,000	$492,227
MidAmerican Energy Holdings Company
5.150%, 11/15/2043 (S)	830,000	827,986
Morgan Stanley
5.000%, 11/24/2025	535,000	535,165
5.375%, 10/15/2015	665,000	717,264
5.500%, 07/28/2021	460,000	517,435
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	1,186,000	1,288,572
National Rural Utilities Cooperative
Finance Corp.
3.400%, 11/15/2023	445,000	435,911
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (S)	2,400,000	2,401,440
Prologis LP
4.250%, 08/15/2023	605,000	604,667
Prudential Financial, Inc.
2.300%, 08/15/2018	460,000	466,311
Rabobank Nederland NV
3.875%, 02/08/2022	570,000	575,103
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	447,000	460,545
Skandinaviska Enskilda Banken AB
2.375%, 11/20/2018 (S)	1,655,000	1,664,475
Standard Chartered PLC
5.200%, 01/26/2024 (S)	640,000	650,186
Structured Adjustable Rate Mortgage
Loan Trust
3.000%, 11/01/2035	2,557,000	2,626,556
Tanger Properties LP
3.875%, 12/01/2023	335,000	327,890
The Goldman Sachs Group, Inc.
6.250%, 02/01/2041	475,000	545,130
6.750%, 10/01/2037	269,000	298,187
WR Berkley Corp.
4.625%, 03/15/2022	335,000	344,939
XLIT, Ltd.
5.250%, 12/15/2043	330,000	334,199

		54,908,676
Health Care - 1.8%
Amgen, Inc.
5.375%, 05/15/2043	900,000	914,508
Celgene Corp.
2.300%, 08/15/2018	440,000	442,097
5.250%, 08/15/2043	445,000	445,247
Express Scripts Holding Company
2.100%, 02/12/2015	920,000	935,301
Mallinckrodt International Finance SA
4.750%, 04/15/2023 (S)	1,060,000	993,030
Merck & Company, Inc.
1.300%, 05/18/2018	735,000	721,741
2.800%, 05/18/2023	525,000	494,156
Mylan, Inc.
5.400%, 11/29/2043	195,000	197,433
Perrigo Company PLC
2.950%, 05/15/2023	380,000	380,111
Perrigo Company, Ltd.
1.300%, 11/08/2016 (S)	555,000	555,620
2.300%, 11/08/2018 (S)	555,000	556,482
4.000%, 11/15/2023 (S)	525,000	519,617
Pfizer, Inc.
3.000%, 06/15/2023	420,000	401,578

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
St. Jude Medical, Inc.
3.250%, 04/15/2023	$760,000	$713,760
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	392,000	371,439
WellPoint, Inc.
3.125%, 05/15/2022	783,000	740,956
5.100%, 01/15/2044	230,000	225,630

		9,608,706
Industrials - 0.6%
ERAC USA Finance LLC
5.625%, 03/15/2042 (S)	709,000	719,971
Flowserve Corp.
4.000%, 11/15/2023	335,000	332,641
Glencore Funding LLC
2.500%, 01/15/2019 (S)	405,000	390,931
Northrop Grumman Corp.
3.250%, 08/01/2023	835,000	786,056
4.750%, 06/01/2043	640,000	603,635
Weatherford International, Ltd.
5.950%, 04/15/2042	155,000	153,818

		2,987,052
Information Technology - 0.8%
Baidu, Inc.
3.250%, 08/06/2018	615,000	628,862
IBM Corp.
1.625%, 05/15/2020	950,000	892,834
Intel Corp.
4.000%, 12/15/2032	448,000	413,313
Oracle Corp.
2.375%, 01/15/2019	1,630,000	1,656,191
3.625%, 07/15/2023	485,000	482,209

		4,073,409
Materials - 0.7%
Barrick Gold Corp.
4.100%, 05/01/2023	560,000	504,661
BHP Billiton Finance USA, Ltd.
3.850%, 09/30/2023	760,000	765,773
5.000%, 09/30/2043	555,000	560,506
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	340,000	330,838
LYB International Finance BV
4.000%, 07/15/2023	335,000	334,556
5.250%, 07/15/2043	205,000	206,353
The Mosaic Company
5.450%, 11/15/2033	210,000	214,475
5.625%, 11/15/2043	235,000	239,082
Vale SA
5.625%, 09/11/2042	420,000	371,617
Xstrata Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	505,000	509,394

		4,037,255
Telecommunication Services - 2.5%
America Movil SAB de CV
2.375%, 09/08/2016	440,000	452,208
3.125%, 07/16/2022	1,285,000	1,195,113
American Tower Corp.
3.500%, 01/31/2023	536,000	491,709
4.500%, 01/15/2018	575,000	619,860
5.050%, 09/01/2020	427,000	452,041
AT&T, Inc.
1.600%, 02/15/2017	860,000	864,217

41

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
AT&T, Inc. (continued)
4.300%, 12/15/2042	$210,000	$175,103
Telefonica Chile SA
3.875%, 10/12/2022 (S)	565,000	520,844
Telefonica Emisiones SAU
4.570%, 04/27/2023	535,000	529,890
Verizon Communications, Inc.
2.500%, 09/15/2016	1,540,000	1,598,976
3.650%, 09/14/2018	1,150,000	1,222,397
4.500%, 09/15/2020	395,000	424,090
5.150%, 09/15/2023	425,000	453,350
6.400%, 09/15/2033	1,551,000	1,730,761
6.550%, 09/15/2043	640,000	727,988
Vodafone Group PLC
0.900%, 02/19/2016	1,380,000	1,386,261
1.500%, 02/19/2018	950,000	933,470

		13,778,278
Utilities - 1.9%
Ameren Corp.
8.875%, 05/15/2014	720,000	745,670
American Electric Power Company, Inc.
1.650%, 12/15/2017	815,000	807,997
Comision Federal de Electricidad
4.875%, 01/15/2024 (S)	390,000	387,075
Dominion Gas Holdings LLC
4.800%, 11/01/2043 (S)	280,000	272,794
Dominion Resources, Inc.
8.875%, 01/15/2019	705,000	912,299
Duke Energy Corp.
1.625%, 08/15/2017	410,000	412,095
3.950%, 10/15/2023	300,000	302,521
Duke Energy Ohio, Inc.
3.800%, 09/01/2023	325,000	330,120
EDF SA
4.600%, 01/27/2020 (S)	245,000	268,047
Kentucky Utilities Company
4.650%, 11/15/2043	210,000	209,466
Louisville Gas & Electric Company
4.650%, 11/15/2043	185,000	184,530
MidAmerican Energy Company
2.400%, 03/15/2019	540,000	551,522
4.800%, 09/15/2043	40,000	40,278
Nisource Finance Corp.
5.650%, 02/01/2045	335,000	337,657
Pacific Gas & Electric Company
3.250%, 06/15/2023	760,000	724,118
4.600%, 06/15/2043	130,000	121,719
5.125%, 11/15/2043	500,000	509,972
PPL Capital Funding, Inc.
3.400%, 06/01/2023	360,000	338,283
4.700%, 06/01/2043	335,000	295,414
Puget Energy, Inc.
6.000%, 09/01/2021	890,000	981,926
Sempra Energy
4.050%, 12/01/2023	315,000	315,088
Southwestern Electric Power Company
3.550%, 02/15/2022	260,000	254,796
The Southern Company
2.450%, 09/01/2018	607,000	617,018

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Public Service Corp.
4.752%, 11/01/2044	$435,000	$441,835

		10,362,240

TOTAL CORPORATE BONDS (Cost $139,531,422)		$139,665,556

MUNICIPAL BONDS - 1.1%
County of Clark (Nevada)
6.820%, 07/01/2045	595,000	738,276
Los Angeles Community College District
(California)
6.750%, 08/01/2049	570,000	743,377
New Jersey State Turnpike Authority
7.102%, 01/01/2041	718,000	939,245
North Texas Tollway Authority
6.718%, 01/01/2049	660,000	793,808
Port Authority of New York & New Jersey
(New York)
4.458%, 10/01/2062	770,000	680,980
State of California
7.600%, 11/01/2040	570,000	778,409
State of Illinois, GO
5.365%, 03/01/2017	405,000	438,060
5.877%, 03/01/2019	330,000	358,971
The Ohio State University
4.800%, 06/01/2111	259,000	224,978

TOTAL MUNICIPAL BONDS (Cost $5,241,023)		$5,696,104

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.1%
Commercial & Residential - 7.6%
Banc of America Commercial Mortgage, Inc.,
Series 2004-6, Class A3
4.512%, 12/10/2042	7,640	7,660
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2005-PWR7,
Class A2 4.945%, 02/11/2041	29,255	29,269
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	925,000	1,010,263
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class AAB
2.690%, 04/10/2046	282,000	277,672
COMM Mortgage Trust
Series 2013-CR9, Class A1,
1.344%, 07/10/2045	639,038	642,529
Series 2012-LC4, Class A3,
3.069%, 12/10/2044	364,000	375,972
Series 2013-CR9, Class ASB,
3.834%, 07/10/2045	867,000	909,812
Commercial Mortgage Pass
Through Certificates
Series 2013-CR11, Class A1,
1.468%, 10/10/2046	298,206	299,706
Series 2013-CR12, Class ASB,
3.623%, 10/10/2046	752,000	776,071
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	752,000	768,549
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	477,000	511,894
Series 2013-CR11, Class A4,
4.258%, 10/10/2046	1,053,000	1,095,593

42

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-C5, Class A4
4.829%, 11/15/2037	$168,000	$172,221
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%, 12/15/2039	785,000	854,598
CS First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	418,000	440,177
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	538,263	565,734
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	877,000	950,624
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	825,000	921,996
DDR Corp., Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	924,721	942,592
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	694,000	734,962
Series 2004-GG1, Class A7,
5.317%, 06/10/2036 (P)	304,280	306,168
GS Mortgage Securities Corp. II
Series 2013-GC16, Class AAB,
3.813%, 11/10/2046	975,000	1,018,449
Series 2013-GC16, Class A3,
4.244%, 11/10/2046	728,000	758,704
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	797,000	828,800
Series 2011-GC3, Class A4,
4.753%, 03/10/2044 (S)	423,000	465,321
Series 2007-GG10, Class A4,
5.994%, 08/10/2045 (P)	620,000	685,565
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	2,030,058	2,272,897
JPMBB Commercial Mortgage Securities Trust
Series 2013, Class C12,
1.085%, 07/15/2045	597,248	597,359
Series 2013-C14, Class A2,
3.019%, 08/15/2046	1,033,000	1,072,450
Series 2013-C14, Class ASB,
3.761%, 08/15/2046 (P)	742,000	773,151
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2013-C13, Class A1,
1.303%, 01/15/2046	269,835	271,369
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	592,000	577,748
Series 2013-C13, Class A2,
2.665%, 01/15/2046	1,002,000	1,026,923
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	333,662	351,212
Series 2013-C13, Class ASB,
3.414%, 01/15/2046	217,000	223,114
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	502,000	531,928
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	638,000	679,831
Series 2011-C4, Class A4,
4.388%, 07/15/2046 (S)	675,000	728,314

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	$1,320,247	$1,395,480
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	778,445	790,778
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	133,781	135,352
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	1,040,000	1,132,723
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	649,000	696,320
Series 2007-C1, Class A4,
5.716%, 02/15/2051	606,000	672,055
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
6.042%, 07/15/2044 (P)	300,000	304,706
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	5,674	5,679
Series 2004-C8, Class A6,
4.799%, 12/15/2029 (P)	130,086	132,654
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A3A
4.949%, 07/12/2038 (P)	338,000	346,846
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	1,223,522	1,230,891
Series 2013-C7, Class AAB,
2.469%, 02/15/2046	507,000	493,522
Series 2012-C6, Class A3,
2.506%, 11/15/2045	1,389,000	1,358,866
Series 2012-C5, Class A3,
2.825%, 08/15/2045	644,000	641,023
Series 2013-C11, Class A2,
3.085%, 08/15/2046	1,498,000	1,563,154
Series 2013-C10, Class ASB,
3.912%, 07/15/2046 (P)	167,000	176,267
Morgan Stanley Capital I
Series 2011-C2, Class A4,
4.661%, 06/15/2044 (S)	618,000	676,856
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	544,013	552,089
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.276%, 02/25/2047 (P)	16,710	14,885
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	1,345,000	1,330,634
Sequoia Mortgage Trust, Series 2011-1,
Class A1 4.125%, 02/25/2041 (P)	43,467	43,460
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A3,
2.728%, 08/10/2049	669,000	666,543
Series 2013-C6, Class ASB,
2.788%, 04/10/2046	1,383,000	1,368,319

		41,186,299
U.S. Government Agency - 4.5%
Federal Home Loan Mortgage Corp.
Series 2013-121, Class LB,
3.000%, 12/25/2043	2,557,000	2,621,325

43

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3664, Class DA,
4.000%, 11/15/2037	$560,761	$608,816
Series K003, Class AAB,
4.768%, 05/25/2018	710,000	769,815
Series 3876, Class NB,
5.000%, 08/15/2038	934,031	1,017,549
Series 3622, Class WA,
5.500%, 09/15/2039	121,500	136,362
Series T-48, Class 1A,
5.779%, 07/25/2033 (P)	19,449	22,423
Series 2980, Class QA,
6.000%, 05/15/2035	173,980	193,853
Series 3529, Class AG,
6.500%, 04/15/2039	1,378,642	1,520,319
Series T-57, Class 1A2,
7.000%, 07/25/2043	207,948	241,634
Series T-57, Class 1A3,
7.500%, 07/25/2043	190,505	221,139
Series T-59, Class 1A3,
7.500%, 10/25/2043	267,065	319,431
Series T-60, Class 1A3,
7.500%, 03/25/2044	278,547	335,476
Federal National Mortgage Association
Series 2012-133, Class JP,
2.500%, 07/25/2042	1,698,735	1,664,711
Series 2013-41, Class WG,
2.500%, 11/25/2042	498,089	494,240
Series 2012-130, Class DC,
3.000%, 12/25/2042	6,833,001	6,539,352
Series 2012-134, Class LC,
3.000%, 12/25/2042	634,001	623,087
Series 416, Class A350,
3.500%, 11/25/2042	2,476,624	2,503,546
Series 2011-53, Class TN,
4.000%, 06/25/2041	968,662	1,024,561
Series 2011-58, Class AT,
4.000%, 07/25/2041	965,841	1,018,471
Series 2009-20, Class DT,
4.500%, 04/25/2039	709,185	768,910
Series 2005-5, Class PA,
5.000%, 01/25/2035	20,771	22,607
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	333,000	366,014
Series 2002-95, Class DB,
6.000%, 01/25/2033	858,542	976,000
Series 2006-56, Class CA,
6.000%, 07/25/2036	11,675	13,007
Series 2002-33, Class A2,
7.500%, 06/25/2032	229,998	273,733

		24,296,381

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $66,094,520)		$65,482,680

ASSET BACKED SECURITIES - 14.9%
Ally Auto Receivables Trust
Series 2012-2, Class A3,
0.740%, 04/15/2016	1,045,030	1,047,128
Series 2013-1, Class A4,
0.840%, 02/15/2018	1,342,000	1,339,552
Series 2012-1, Class A3,
0.930%, 02/16/2016	255,022	255,808

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ally Auto Receivables Trust (continued)
Series 2010-4, Class A4,
1.350%, 12/15/2015	$999,400	$1,002,683
Series 2010-5, Class A4,
1.750%, 03/15/2016	1,457,946	1,466,291
Series 2010-2, Class A4,
2.090%, 05/15/2015	111,641	111,925
Series 2011-1, Class A4,
2.230%, 03/15/2016	1,734,484	1,749,288
Ally Master Owner Trust
Series 2011-4, Class A1,
0.968%, 09/15/2016 (P)	708,000	710,289
Series 2011-1, Class A2,
2.150%, 01/15/2016	1,459,000	1,461,931
American Express Credit Account
Master Trust, Series 2013-2, Class A
0.589%, 05/17/2021 (P)	904,000	905,765
American Express Issuance Trust II
Series 2013-1, Class A,
0.448%, 02/15/2019 (P)	1,294,000	1,289,047
Series 2013-2, Class A,
0.598%, 08/15/2019 (P)	1,703,000	1,706,271
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2,
0.490%, 04/08/2016	404,353	404,237
Series 2013-2, Class A2,
0.530%, 11/08/2016	293,645	293,612
Series 2012-4, Class A3,
0.670%, 06/08/2017	706,000	706,059
Series 2013-3, Class A2,
0.680%, 10/11/2016	2,033,000	2,034,291
BA Credit Card Trust
0.238%, 12/15/2016 (P)	1,519,000	1,518,904
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	1,734,000	1,733,516
Series 2013-2, Class A2,
0.920%, 09/20/2016	1,031,000	1,033,747
Series 2013-3, Class A2,
1.040%, 11/21/2016	461,000	462,981
Series 2013-4, Class A3,
1.090%, 03/20/2018	751,000	750,990
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,022,000	1,021,951
Series 2013-2, Class A4,
1.560%, 07/20/2018	549,000	554,941
Series 2013-3, Class A4,
1.680%, 04/20/2018	591,000	598,624
Capital One Multi-Asset Execution Trust
Series 2007-A5, Class A5,
0.208%, 07/15/2020 (P)	726,000	716,577
Series 2007-A1, Class A1,
0.218%, 11/15/2019 (P)	2,092,000	2,073,270
Chase Issuance Trust
Series 2013-A2, Class A2,
0.268%, 02/15/2017 (P)	403,000	402,751
Series 2012-A8, Class A8,
0.540%, 10/16/2017	398,000	398,071
Citibank Credit Card Issuance Trust
Series 2013-A7, Class A7,
0.599%, 09/10/2020 (P)	1,594,000	1,594,781
Series 2013-A10, Class A10,
0.730%, 02/07/2018	3,299,000	3,303,279

44

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Discover Card Execution Note Trust
Series 2013-A6, Class A6,
0.618%, 04/15/2021 (P)	$1,024,000	$1,026,498
Series 2013-A5, Class A5,
1.040%, 04/15/2019	732,000	734,714
Ford Credit Floorplan Master Owner Trust,
Series 2012-1, Class A
0.638%, 01/15/2016 (P)	351,000	351,101
GE Capital Credit Card Master Note Trust,
Series 2011-1, Class A
0.718%, 01/15/2017 (P)	565,000	565,310
Honda Auto Receivables Owner Trust
Series 2012-3, Class A2,
0.460%, 12/15/2014	149,842	149,869
Series 2013-2, Class A3,
0.530%, 02/16/2017	669,000	669,362
Series 2013-3, Class A2,
0.540%, 01/15/2016	1,287,000	1,288,737
MMCA Auto Owner Trust, Series 2011-A,
Class A4
2.020%, 10/17/2016 (S)	328,205	330,278
Nelnet Student Loan Trust
Series 2007-1, Class A1,
0.248%, 11/27/2018 (P)	388,384	387,370
Series 2006-2, Class A4,
0.318%, 10/26/2026 (P)	2,157,921	2,151,583
Series 2006-1, Class A4,
0.328%, 11/23/2022 (P)	1,787,985	1,781,226
Series 2005-1, Class A5,
0.348%, 10/25/2033 (P)	1,969,000	1,856,771
Series 2005-2, Class A5,
0.350%, 03/23/2037 (P)	1,767,000	1,698,386
Series 2004-3, Class A5,
0.418%, 10/27/2036 (P)	901,000	880,011
Series 2007-2A, Class A3L,
0.601%, 03/25/2026 (P)(S)	3,065,000	3,027,822
Series 2010-4, Class A,
0.966%, 04/25/2046 (P)(S)	559,878	564,909
Nissan Auto Receivables Owner Trust
Series 2012-B, Class A2,
0.390%, 04/15/2015	151,503	151,527
Series 2011-A, Class A3,
1.180%, 02/16/2015	75,843	75,900
Santander Drive Auto Receivables Trust
Series 2013-3, Class A2,
0.550%, 09/15/2016	1,693,838	1,693,469
Series 2012-5, Class A2,
0.570%, 12/15/2015	140,004	140,027
Series 2012-6, Class A3,
0.620%, 07/15/2016	396,000	396,303
Series 2013-2, Class A3,
0.700%, 09/15/2017	1,955,000	1,956,656
Series 2012-5, Class A3,
0.830%, 12/15/2016	354,000	354,568
SLC Student Loan Trust, Series 2007-2,
Class A2
0.641%, 05/15/2028 (P)	432,285	431,470
SLM Private Education Loan Trust,
Series 2010-A, Class 2A
3.418%, 05/16/2044 (P)(S)	890,130	939,542
SLM Student Loan Trust
Series 2005-9, Class A4,
0.338%, 01/25/2023 (P)	149,601	149,539

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2005-5, Class A3,
0.338%, 04/25/2025 (P)	$143,000	$142,222
Series 2007-2, Class B,
0.408%, 07/25/2025 (P)	512,000	441,282
Series 2013-1, Class A2,
0.416%, 09/25/2019 (P)	628,000	625,196
Series 2013-3, Class A2,
0.466%, 05/26/2020 (P)	641,000	638,512
Series 2013-5, Class A2,
0.566%, 10/26/2020 (P)	951,000	950,658
Series 2010-1, Class A,
0.566%, 03/25/2025 (P)	1,160,833	1,157,024
Series 2013-6, Class A2,
0.669%, 02/25/2021 (P)	733,000	733,000
Series 2004-8A, Class A5,
0.738%, 04/25/2024 (P)(S)	1,749,569	1,752,478
Series 2008-6, Class A2,
0.788%, 10/25/2017 (P)	118,308	118,575
Series 2004-5A, Class A5,
0.838%, 10/25/2023 (P)(S)	788,000	790,444
Series 2012-E, Class A1,
0.918%, 10/16/2023 (P)(S)	1,403,662	1,404,735
Series 2013-C, Class A1,
1.018%, 02/15/2022 (P)(S)	1,035,729	1,037,827
Series 2012-6, Class B,
1.166%, 04/27/2043 (P)	720,000	645,822
Series 2012-B, Class A1,
1.268%, 12/15/2021 (P)(S)	1,026,267	1,030,791
Series 2012-C, Class A1,
1.268%, 08/15/2023 (P)(S)	752,211	755,905
Series 2005-6, Class A5B,
1.438%, 07/27/2026 (P)	610,919	620,691
Series 2008-5, Class A3,
1.538%, 01/25/2018 (P)	548,000	553,067
Series 2011-C, Class A1,
1.568%, 12/15/2023 (P)(S)	1,445,614	1,455,958
Series 2012-A, Class A1,
1.568%, 08/15/2025 (P)(S)	1,231,334	1,243,454
Series 2013-2, Class B,
1.666%, 06/25/2043 (P)	119,000	112,346
Series 2013-3, Class B,
1.666%, 09/25/2043 (P)	366,000	346,783
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	2,129,000	2,074,159
Series 2012-E, Class A2B,
1.918%, 06/15/2045 (P)(S)	1,428,000	1,455,239
Series 2013-1, Class B,
1.966%, 11/25/2043 (P)	331,000	320,574
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	992,000	1,031,613
SMS Student Loan Trust
Series 2000-A, Class A2,
0.428%, 10/28/2028 (P)	526,915	524,460
Series 2000-B, Class A2,
0.438%, 04/28/2029 (P)	496,826	494,677
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%, 07/20/2015	415,964	415,835
World Financial Network Credit Card
Master Trust, Series 2013-B, Class A
0.910%, 03/16/2020	1,325,000	1,320,386

TOTAL ASSET BACKED SECURITIES (Cost $80,401,767)		$80,595,221

45

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
State Street Institutional Liquid Reserves
Fund, 0.0719% (Y)	3,202,452	3,202,452

TOTAL SHORT-TERM INVESTMENTS (Cost $3,202,452)		$3,202,452

Total Investments (Core Bond Fund)
(Cost $583,387,694) - 107.4%		$579,881,619
Other assets and liabilities, net - (7.4%)		(39,862,044)

TOTAL NET ASSETS - 100.0%		$540,019,575

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.0%
John Hancock Funds II (G) - 40.0%
Equity - 28.0%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	916,166	$12,056,743
Fixed Income - 12.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	525,654	5,167,176
Unaffiliated Investment Companies - 60.0%
Equity - 42.0%
American Funds Capital World Growth and
Income Fund, Class R5	36,137	1,615,323
American Funds EuroPacific Growth
Fund, Class R5	25,425	1,237,452
American Funds New Perspective
Fund, Class R5	41,682	1,621,001
American Funds The Growth Fund of
America, Class R5	78,057	3,493,810
American Funds The Investment Company of
America, Class R5	173,294	6,652,739
American Funds Washington Mutual Investors
Fund, Class R5	87,988	3,487,844
Fixed Income - 18.0%
American Funds U.S. Government Securities
Fund, Class R5	562,393	7,749,780

TOTAL INVESTMENT COMPANIES (Cost $33,316,799)		$43,081,868

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $33,316,799) - 100.0%		$43,081,868
Other assets and liabilities, net - 0.0%		(7,928)

TOTAL NET ASSETS - 100.0%		$43,073,940

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 40.0%
John Hancock Funds II (G) - 40.0%

Core Fundamental Holdings Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Equity - 24.1%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	319,338	$4,202,496
Fixed Income - 15.9%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	282,320	2,775,202
Unaffiliated Investment Companies - 60.1%
Equity - 36.2%
American Funds EuroPacific Growth
Fund, Class R5	28,289	1,376,834
American Funds The Growth Fund of
America, Class R5	27,788	1,243,802
American Funds The Investment Company of
America, Class R5	64,389	2,471,897
American Funds Washington Mutual Investors
Fund, Class R5	31,125	1,233,786
Fixed Income - 23.9%
American Funds U.S. Government Securities
Fund, Class R5	302,060	4,162,393

TOTAL INVESTMENT COMPANIES (Cost $13,772,589)		$17,466,410

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $13,772,589) - 100.1%		$17,466,410
Other assets and liabilities, net - (0.1%)		(9,860)

TOTAL NET ASSETS - 100.0%		$17,456,550

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 28.4%
John Hancock Funds II (G) - 28.4%
Equity - 14.4%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	440,791	$5,800,812
Fixed Income - 14.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	569,764	5,600,785
Unaffiliated Investment Companies - 71.6%
Equity - 39.2%
American Funds Capital World Growth and
Income Fund, Class R5	77,250	3,453,082
American Funds EuroPacific Growth
Fund, Class R5	140,501	6,838,187
American Funds New Perspective
Fund, Class R5	89,417	3,477,430
American Funds The Investment Company of
America, Class R5	50,808	1,950,530
Fixed Income - 21.0%
American Funds U.S. Government Securities
Fund, Class R5	609,588	8,400,121

46

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Exchange Traded Funds - 11.4%
Vanguard MSCI EAFE ETF	111,324	$4,577,643

TOTAL INVESTMENT COMPANIES (Cost $33,588,398)		$40,098,590

Total Investments (Core Global Diversification Portfolio)
(Cost $33,588,398) - 100.0%		$40,098,590
Other assets and liabilities, net - 0.0%		16,550

TOTAL NET ASSETS - 100.0%		$40,115,140

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.9%
Consumer Discretionary - 9.7%
Auto Components - 0.7%
Johnson Controls, Inc.	239,700	$12,107,248
Automobiles - 0.6%
Ford Motor Company	602,000	10,282,160
Distributors - 0.5%
Genuine Parts Company	116,850	9,679,854
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	388,500	14,028,735
Household Durables - 0.1%
Whirlpool Corp.	11,600	1,772,016
Leisure Equipment & Products - 1.0%
Mattel, Inc.	395,000	18,276,650
Media - 3.4%
Cablevision Systems Corp., Class A (L)	445,900	7,477,743
Comcast Corp., Class A	196,200	9,784,494
The Madison Square Garden, Inc., Class A (I)	126,525	7,130,949
The New York Times Company, Class A (L)	408,200	5,698,472
The Walt Disney Company	125,700	8,866,878
Time Warner, Inc.	299,166	19,658,198

		58,616,734
Multiline Retail - 1.8%
Kohl’s Corp. (L)	346,400	19,148,992
Macy’s, Inc.	224,100	11,935,566

		31,084,558
Specialty Retail - 0.8%
Staples, Inc. (L)	797,800	12,389,834
Tiffany & Company	12,400	1,105,336

		13,495,170

		169,343,125
Consumer Staples - 4.8%
Beverages - 0.9%
PepsiCo, Inc.	179,100	15,126,786
The Coca-Cola Company	30,300	1,217,757

		16,344,543
Food Products - 2.2%
Archer-Daniels-Midland Company	450,000	18,112,500
Campbell Soup Company (L)	354,600	13,733,658
McCormick & Company, Inc. (L)	99,500	6,865,500

		38,711,658

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 1.1%
The Clorox Company	194,800	$18,149,516
Personal Products - 0.6%
Avon Products, Inc.	605,100	10,788,933

		83,994,650
Energy - 14.7%
Energy Equipment & Services - 1.7%
Diamond Offshore Drilling, Inc. (L)	191,700	11,511,585
Schlumberger, Ltd.	195,900	17,321,478

		28,833,063
Oil, Gas & Consumable Fuels - 13.0%
Anadarko Petroleum Corp.	190,200	16,893,564
Apache Corp.	359,000	32,844,910
BP PLC, ADR	196,592	9,241,790
Chevron Corp.	321,160	39,322,830
ConocoPhillips	100,100	7,287,280
CONSOL Energy, Inc.	330,700	11,766,306
Eni SpA	144,623	3,478,245
Exxon Mobil Corp.	332,924	31,121,736
Hess Corp.	239,200	19,406,296
Murphy Oil Corp.	275,700	17,901,201
Petroleo Brasileiro SA, ADR (L)	686,900	10,949,186
Royal Dutch Shell PLC, ADR	348,100	23,218,270
Talisman Energy, Inc.	330,700	3,905,567

		227,337,181

		256,170,244
Financials - 19.4%
Capital Markets - 1.7%
Legg Mason, Inc. (L)	372,200	14,556,742
Northern Trust Corp.	271,000	15,986,290
The Bank of New York Mellon Corp.	10,600	357,220

		30,900,252
Commercial Banks - 6.3%
PNC Financial Services Group, Inc.	299,000	23,008,050
Regions Financial Corp.	662,000	6,441,260
SunTrust Banks, Inc.	455,300	16,495,519
U.S. Bancorp	732,400	28,724,728
Wells Fargo & Company	797,000	35,083,940

		109,753,497
Consumer Finance - 1.3%
American Express Company	215,000	18,447,000
Capital One Financial Corp.	64,600	4,627,298

		23,074,298
Diversified Financial Services - 4.8%
Bank of America Corp.	1,567,122	24,791,870
JPMorgan Chase & Company	810,614	46,383,333
McGraw-Hill Financial, Inc.	169,900	12,657,550

		83,832,753
Insurance - 4.6%
Lincoln National Corp.	246,998	12,678,407
Loews Corp.	120,300	5,696,205
Marsh & McLennan Companies, Inc.	455,900	21,632,455
Sun Life Financial, Inc. (L)	199,300	6,971,514
The Allstate Corp.	358,800	19,472,076
The Chubb Corp.	88,200	8,506,890
Willis Group Holdings PLC	123,466	5,528,807

		80,486,354

47

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Company	390,213	$11,757,118

Health Care - 6.6%
Health Care Providers & Services - 0.4%
Quest Diagnostics, Inc. (L)	132,300	8,062,362
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	119,800	6,417,686
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Company	350,600	18,013,828
GlaxoSmithKline PLC	303,332	8,015,036
Hospira, Inc. (I)	150,300	5,908,293
Johnson & Johnson	277,200	26,239,752
Merck & Company, Inc.	396,200	19,742,646
Pfizer, Inc.	734,988	23,321,169

		101,240,724

		115,720,772
Industrials - 15.4%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	249,200	22,056,692
Lockheed Martin Corp.	25,700	3,640,919
The Boeing Company	160,100	21,493,425

		47,191,036
Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	187,300	19,175,774
Airlines - 1.0%
United Continental Holdings, Inc. (I)	451,000	17,701,750
Building Products - 1.0%
Masco Corp.	434,300	9,737,006
USG Corp. (I)(L)	236,500	6,477,735

		16,214,741
Electrical Equipment - 1.7%
Eaton Corp. PLC	132,626	9,636,605
Emerson Electric Company	304,200	20,378,358

		30,014,963
Industrial Conglomerates - 3.6%
3M Company	93,900	12,536,589
General Electric Company	1,872,600	49,923,516

		62,460,105
Machinery - 3.3%
Deere & Company	119,800	10,091,952
Illinois Tool Works, Inc.	298,300	23,738,714
Joy Global, Inc. (L)	165,500	9,360,680
Stanley Black & Decker, Inc.	49,600	4,036,944
Xylem, Inc.	309,400	10,692,864

		57,921,154
Road & Rail - 1.0%
Norfolk Southern Corp.	203,300	17,827,377

		268,506,900
Information Technology - 9.3%
Communications Equipment - 1.7%
Cisco Systems, Inc.	636,100	13,517,125
Harris Corp.	245,000	15,804,950

		29,322,075
Computers & Peripherals - 2.0%
Apple, Inc.	38,800	21,575,516

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Dell, Inc.	1,010,600	$13,895,750

		35,471,266
Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc.	901,900	15,404,452
IT Services - 1.0%
Computer Sciences Corp.	221,500	11,655,330
The Western Union Company (L)	360,800	6,014,536

		17,669,866
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	249,000	12,006,780
Applied Materials, Inc.	758,400	13,120,320
Texas Instruments, Inc.	288,200	12,392,600

		37,519,700
Software - 1.5%
CA, Inc.	150,300	4,959,900
Microsoft Corp.	566,000	21,581,580

		26,541,480

		161,928,839
Materials - 4.6%
Chemicals - 0.9%
E.I. du Pont de Nemours & Company	158,400	9,722,592
Potash Corp. of Saskatchewan, Inc. (L)	212,300	6,719,295

		16,441,887
Construction Materials - 0.7%
Vulcan Materials Company	212,800	11,995,536
Containers & Packaging - 0.5%
MeadWestvaco Corp.	237,500	8,338,625
Metals & Mining - 1.2%
Newmont Mining Corp.	210,400	5,224,232
Nucor Corp.	299,500	15,292,470

		20,516,702
Paper & Forest Products - 1.3%
International Paper Company	480,925	22,435,151

		79,727,901
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	703,873	24,783,368
CenturyLink, Inc.	246,798	7,576,699
Telefonica SA	349,685	5,738,966
Verizon Communications, Inc.	299,252	14,848,884

		52,947,917
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC (I)	1,940,136	7,192,388

		60,140,305
Utilities - 5.0%
Electric Utilities - 3.6%
Duke Energy Corp.	279,936	19,584,323
Entergy Corp.	231,800	14,346,102
Exelon Corp.	421,800	11,350,638
FirstEnergy Corp.	225,775	7,367,038
Xcel Energy, Inc.	346,600	9,711,732

		62,359,833
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	466,000	6,789,620

48

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 1.0%
NiSource, Inc.	587,000	$18,560,940

		87,710,393

TOTAL COMMON STOCKS (Cost $1,156,230,328)		$1,623,047,401

PREFERRED SECURITIES - 0.7%
Consumer Discretionary - 0.6%
General Motors Company, Series B, 4.750%	212,900	11,287,958
Financials - 0.1%
Weyerhaeuser Company, 6.375%	16,000	877,120

TOTAL PREFERRED SECURITIES (Cost $11,309,138)		$12,165,078

SECURITIES LENDING COLLATERAL - 5.3%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	9,305,271	93,128,078

TOTAL SECURITIES LENDING
COLLATERAL (Cost $93,128,459)		$93,128,078

SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds - 6.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,517,691	1,517,691
T. Rowe Price Reserve Investment
Fund, 0.0503% (Y)	106,395,290	106,395,290

		107,912,981

TOTAL SHORT-TERM INVESTMENTS (Cost $107,912,981)		$107,912,981

Total Investments (Equity-Income Fund)
(Cost $1,368,580,906) - 105.1%		$1,836,253,538
Other assets and liabilities, net - (5.1%)		(89,086,459)

TOTAL NET ASSETS - 100.0%		$1,747,167,079

Fundamental Global Franchise Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.1%
Belgium - 4.4%
Anheuser-Busch InBev NV	183,430	$18,683,098
China - 1.4%
Tsingtao Brewery Company, Ltd., H Shares	708,338	5,959,521
France - 5.8%
Danone SA	340,061	24,657,489
Germany - 6.7%
Adidas AG	161,320	19,616,701
SAP AG	110,941	9,186,038

		28,802,739
Ireland - 2.6%
Experian PLC	597,583	11,018,841
Netherlands - 4.3%
Heineken Holding NV	293,929	18,492,028
Switzerland - 5.2%
Nestle SA	105,610	7,707,451
Novartis AG	187,408	14,789,228

		22,496,679

Fundamental Global Franchise Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom - 17.4%
Diageo PLC	504,878	$16,091,474
Imperial Tobacco Group PLC	329,205	12,497,758
Intertek Group PLC	148,584	7,369,427
Reckitt Benckiser Group PLC	153,562	12,306,803
SABMiller PLC	509,748	26,264,473

		74,529,935
United States - 49.3%
Amazon.com, Inc. (I)	99,756	39,265,957
Amgen, Inc.	78,885	8,999,201
Apple, Inc.	37,356	20,772,551
AutoZone, Inc. (I)	13,352	6,163,283
FactSet Research Systems, Inc.	138,515	15,652,195
Google, Inc., Class A (I)	13,931	14,761,148
McCormick & Company, Inc.	67,050	4,626,450
Oracle Corp.	435,848	15,381,076
PepsiCo, Inc.	197,488	16,679,836
Philip Morris International, Inc.	39,417	3,371,730
QUALCOMM, Inc.	337,392	24,825,303
Starbucks Corp.	151,146	12,312,353
The Coca-Cola Company	119,487	4,802,183
The Procter & Gamble Company	217,575	18,324,167
Visa, Inc., Class A	24,089	4,901,148

		210,838,581

TOTAL COMMON STOCKS (Cost $322,146,528)		$415,478,911

Total Investments (Fundamental Global Franchise Fund)
(Cost $322,146,528) - 97.1%		$415,478,911
Other assets and liabilities, net - 2.9%		12,542,427

TOTAL NET ASSETS - 100.0%		$428,021,338

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.3%
Consumer Discretionary - 10.9%
Automobiles - 0.7%
Harley-Davidson, Inc.	115,036	$7,709,713
Household Durables - 0.2%
Hunter Douglas NV	59,727	2,640,652
Internet & Catalog Retail - 2.9%
Liberty Interactive Corp., Series A (I)	312,234	8,767,531
Liberty Ventures, Series A (I)	20,998	2,552,307
Netflix, Inc. (I)	14,170	5,183,386
priceline.com, Inc. (I)	11,894	14,181,573

		30,684,797
Media - 2.7%
Liberty Global PLC, Series C (I)	211,320	17,212,014
The Walt Disney Company	164,767	11,622,664

		28,834,678
Specialty Retail - 4.1%
Bed Bath & Beyond, Inc. (I)	432,078	33,715,046
CarMax, Inc. (I)	184,145	9,271,701

		42,986,747

49

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA	27,200	$2,753,979

		115,610,566
Consumer Staples - 14.4%
Beverages - 4.0%
Diageo PLC, ADR	163,791	20,911,197
Heineken Holding NV	170,795	10,745,268
The Coca-Cola Company	272,710	10,960,215

		42,616,680
Food & Staples Retailing - 9.4%
Costco Wholesale Corp.	354,952	44,521,629
CVS Caremark Corp.	814,596	54,545,348

		99,066,977
Food Products - 0.1%
Nestle SA	14,085	1,027,928
Tobacco - 0.9%
Philip Morris International, Inc.	113,536	9,711,869

		152,423,454
Energy - 6.7%
Energy Equipment & Services - 0.7%
Schlumberger, Ltd.	80,350	7,104,547
Oil, Gas & Consumable Fuels - 6.0%
Canadian Natural Resources, Ltd.	774,810	25,506,745
EOG Resources, Inc.	201,595	33,263,175
Occidental Petroleum Corp.	56,377	5,353,560

		64,123,480

		71,228,027
Financials - 35.2%
Capital Markets - 10.0%
Ameriprise Financial, Inc.	79,276	8,581,627
Julius Baer Group, Ltd. (I)	551,541	25,768,995
The Bank of New York Mellon Corp.	1,663,456	56,058,467
The Charles Schwab Corp.	442,340	10,828,483
The Goldman Sachs Group, Inc.	27,031	4,566,617

		105,804,189
Commercial Banks - 5.4%
Wells Fargo & Company	1,306,611	57,517,016
Consumer Finance - 6.5%
American Express Company	800,966	68,722,883
Diversified Financial Services - 0.9%
JPMorgan Chase & Company	159,826	9,145,244
Insurance - 10.2%
ACE, Ltd.	87,374	8,980,300
Alleghany Corp. (I)	34,790	13,710,739
Berkshire Hathaway, Inc. Class A (I)	187	32,678,250
Fairfax Financial Holdings, Ltd.	12,223	4,715,756
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,754,768
Loews Corp.	419,187	19,848,504
Markel Corp. (I)	3,989	2,222,990
The Progressive Corp.	842,405	23,528,372

		108,439,679
Real Estate Management & Development - 2.2%
Brookfield Asset Management, Inc., Class A	314,470	12,214,015
Brookfield Property Partners LP (L)	18,924	373,181

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Hang Lung Group, Ltd.	2,093,000	$11,102,240

		23,689,436

		373,318,447
Health Care - 6.4%
Health Care Providers & Services - 5.9%
Express Scripts Holding Company (I)	285,708	19,242,434
Laboratory Corp. of America Holdings (I)(L)	180,570	18,391,055
UnitedHealth Group, Inc.	338,350	25,200,308

		62,833,797
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	99,100	5,308,787

		68,142,584
Industrials - 4.7%
Aerospace & Defense - 0.5%
Textron, Inc.	146,540	4,869,524
Commercial Services & Supplies - 0.8%
Iron Mountain, Inc.	309,695	8,708,623
Machinery - 0.9%
PACCAR, Inc.	162,800	9,330,068
Marine - 1.2%
Kuehne & Nagel International AG	99,665	12,890,308
Professional Services - 0.2%
Experian PLC	127,170	2,344,889
Transportation Infrastructure - 1.1%
China Merchants Holdings
International Company, Ltd.	2,659,554	9,967,150
Wesco Aircraft Holdings, Inc. (I)	67,950	1,418,796

		11,385,946

		49,529,358
Information Technology - 11.6%
Computers & Peripherals - 0.3%
Hewlett-Packard Company	137,510	3,760,899
Internet Software & Services - 5.9%
Google, Inc., Class A (I)	56,775	60,158,222
Twitter, Inc. (I)(L)	50,030	2,079,747

		62,237,969
IT Services - 1.0%
Visa, Inc., Class A	51,160	10,409,014
Semiconductors & Semiconductor Equipment - 2.0%
Texas Instruments, Inc.	492,665	21,184,595
Software - 2.4%
Activision Blizzard, Inc.	524,067	9,019,193
Microsoft Corp.	239,650	9,137,855
Oracle Corp.	205,450	7,250,331

		25,407,379

		122,999,856
Materials - 5.4%
Chemicals - 4.7%
Air Products & Chemicals, Inc.	199,430	21,703,967
Ecolab, Inc.	127,690	13,684,537
Monsanto Company	78,964	8,948,990
Praxair, Inc.	43,400	5,479,684

		49,817,178

50

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.7%
Lafarge SA	79,410		$5,622,512
Martin Marietta Materials, Inc. (L)	22,566		2,178,973

			7,801,485
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd. (I)	320,854		57,754

			57,676,417

TOTAL COMMON STOCKS (Cost $531,394,493)			$1,010,928,709

CORPORATE BONDS - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd., PIK
6.000%, 01/30/2020		$358,508	$211,520

TOTAL CORPORATE BONDS (Cost $2,090,645)			$211,520

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	1,652,740		16,540,792

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,538,739)			$16,540,792

SHORT-TERM INVESTMENTS - 5.3%
Commercial Paper - 5.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.120%, 12/03/2013		$19,000,000	$18,999,873
Societe Generale North America, Inc
0.900%, 12/03/2013	37,754,000		37,753,906

TOTAL SHORT-TERM INVESTMENTS (Cost $56,753,779)			$56,753,779

Total Investments (Fundamental Value Fund)
(Cost $606,777,656) - 102.2%			$1,084,434,800
Other assets and liabilities, net - (2.2%)			(23,700,377)

TOTAL NET ASSETS - 100.0%			$1,060,734,423

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 44.4%
Australia - 0.3%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,200,000	1,333,196
3.750%, 11/20/2020	200,000		226,357

			1,559,553
Canada - 1.1%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	494,010
Province of Ontario
2.100%, 09/08/2018	1,000,000		938,826
2.450%, 06/29/2022		$1,100,000	1,032,583
3.150%, 06/02/2022	CAD	600,000	563,115
4.100%, 06/16/2014		$200,000	204,165
Province of Quebec
3.000%, 09/01/2023	CAD	1,500,000	1,355,696

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Quebec (continued)
4.250%, 12/01/2021	CAD	1,900,000	$1,933,063

			6,521,458
France - 8.1%
Government of France
1.000%, 05/25/2018 to 11/25/2018	EUR	24,200,000	33,035,872
3.250%, 05/25/2045		7,800,000	10,393,394
4.000%, 10/25/2038		700,000	1,077,593
4.500%, 04/25/2041		1,600,000	2,660,076

			47,166,935
Germany - 0.5%
Federal Republic of Germany
1.500%, 05/15/2023		700,000	937,637
2.000%, 08/15/2023		500,000	697,642
Federal Republic of Germany, Inflation
Linked Bond
0.100%, 04/15/2023		827,232	1,110,499

			2,745,778
Italy - 4.5%
Republic of Italy
3.500%, 11/01/2017 to 12/01/2018		4,800,000	6,826,562
4.500%, 02/01/2018		1,100,000	1,622,638
4.750%, 05/01/2017 to 06/01/2017		6,400,000	9,465,211
5.250%, 08/01/2017		3,900,000	5,873,770
6.000%, 08/04/2028	GBP	1,300,000	2,205,279

			25,993,460
Japan - 7.0%
Government of Japan
1.500%, 03/20/2033	JPY	70,000,000	686,414
1.600%, 03/20/2033		1,670,000,000	16,648,748
1.700%, 09/20/2032		2,270,000,000	23,123,688

			40,458,850
Mexico - 3.7%
Government of Mexico
Zero Coupon 03/20/2014 (Z)	MXN	340,000,000	2,564,112
1.290%, 06/08/2015		1,100,000,000	10,792,359
6.250%, 06/16/2016		26,200,000	2,104,288
7.000%, 06/19/2014		20,000,000	1,551,595
8.000%, 12/19/2013		40,000,000	3,053,730
10.000%, 12/05/2024		11,900,000	1,179,642

			21,245,726
New Zealand - 4.8%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	17,500,000	14,706,662
5.500%, 04/15/2023		5,800,000	4,968,910
6.000%, 05/15/2021		8,400,000	7,427,472
Dominion of New Zealand, Index Linked
Bond
2.000%, 09/20/2025		1,100,000	835,116

			27,938,160
Norway - 0.8%
Kommunalbanken AS
2.375%, 01/19/2016 (S)		$3,000,000	3,117,600
6.500%, 04/12/2021	AUD	1,300,000	1,302,493

			4,420,093

51

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Slovenia - 0.7%
Republic of Slovenia
4.700%, 11/01/2016 (S)	EUR	3,200,000	$4,360,599

			4,360,599
Spain - 10.0%
Autonomous Community of Catalonia
4.950%, 02/11/2020		1,000,000	1,345,213
Autonomous Community of Madrid
4.200%, 09/24/2014		4,300,000	5,976,178
Kingdom of Spain
1.971%, 03/25/2014 (P)		11,000,000	14,918,411
3.750%, 10/31/2018		8,000,000	11,391,100
4.500%, 01/31/2018		8,200,000	12,044,683
4.850%, 10/31/2020		3,900,000	5,755,330
5.500%, 07/30/2017		4,400,000	6,646,368

			58,077,283
Sweden - 0.2%
Kingdom of Sweden
4.250%, 03/12/2019	SEK	6,300,000	1,088,702

			1,088,702
United Kingdom - 2.7%
Government of United Kingdom
3.250%, 01/22/2044	GBP	3,600,000	5,514,618
4.250%, 06/07/2032 to 12/07/2040		1,800,000	3,299,904
4.500%, 09/07/2034 to 12/07/2042		2,200,000	4,196,050
4.750%, 12/07/2030 to 12/07/2038		800,000	1,561,980
6.000%, 12/07/2028		500,000	1,091,248

			15,663,800

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $258,575,707)			$257,240,397

CORPORATE BONDS - 25.3%
Australia - 0.3%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$400,000	403,161
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		1,500,000	1,496,289

			1,899,450
Belgium - 0.3%
European Union
2.750%, 06/03/2016	EUR	1,200,000	1,730,234
3.250%, 04/04/2018		100,000	150,429

			1,880,663
Denmark - 0.4%
Nykredit Realkredit A/S
2.000%, 01/01/2015	DKK	7,300,000	1,354,696
Realkredit Danmark A/S
2.000%, 01/01/2015		5,100,000	947,221

			2,301,917
France - 5.9%
BNP Paribas Home Loan Covered
Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,959,622
Cie de Financement Foncier SA
0.992%, 04/17/2014 (P)(S)		1,700,000	1,702,950
2.500%, 09/16/2015 (S)		3,900,000	4,020,900
Credit Agricole Home Loan
0.992%, 07/21/2014 (P)(S)		4,600,000	4,615,953

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
France (continued)
Dexia Credit Local SA
2.625%, 01/21/2014	EUR	2,500,000	$3,406,786
2.750%, 01/10/2014 (S)		$12,500,000	12,529,163
Lafarge SA
6.500%, 07/15/2016		2,000,000	2,195,000

			34,430,374
Germany - 4.2%
FMS Wertmanagement
0.747%, 06/16/2014 (P)	GBP	800,000	1,310,611
3.375%, 06/17/2021	EUR	2,600,000	3,986,716
KFW
2.000%, 09/07/2016		4,000,000	5,677,396
6.250%, 05/19/2021	AUD	9,600,000	9,566,995
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	3,829,820

			24,371,538
Ireland - 2.1%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016	EUR	8,400,000	12,110,177

			12,110,177
Italy - 0.3%
Intesa Sanpaolo SpA
2.638%, 02/24/2014 (P)(S)		$1,600,000	1,607,370

			1,607,370
Ivory Coast - 0.5%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	3,001,341

			3,001,341
Luxembourg - 0.9%
Europaeische Hypothekenbank SA
4.005%, 06/13/2014		$1,500,000	1,509,585
European Investment Bank
6.125%, 01/23/2017	AUD	800,000	785,791
6.250%, 04/15/2015		2,900,000	2,761,443

			5,056,819
Netherlands - 0.4%
ING Bank NV
2.500%, 01/14/2016 (S)		$2,300,000	2,377,708

			2,377,708
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/09/2014	EUR	3,300,000	4,562,379
Banco Santander SA
3.125%, 09/28/2015		3,600,000	5,061,542
Bankia SA
3.500%, 12/14/2015		3,300,000	4,612,789

			14,236,710
Sweden - 0.3%
Skandinaviska Enskilda Banken AB
3.000%, 06/20/2018	SEK	3,000,000	470,599
Stadshypotek AB
3.000%, 03/21/2018		4,000,000	630,481
Sveriges Sakerstallda Obligationer AB
4.000%, 03/21/2018		3,000,000	493,971
Swedbank Hypotek AB
3.750%, 12/20/2017		2,500,000	407,274

			2,002,325

52

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Switzerland - 0.6%
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	$3,259,743

			3,259,743
United Kingdom - 1.6%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	2,000,000	2,760,540
LBG Capital No.1 PLC
11.040%, 03/19/2020	GBP	2,200,000	4,102,940
LBG Capital No.2 PLC
7.625%, 12/09/2019		400,000	674,155
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,151,872
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	311,743

			9,001,250
United States - 5.0%
Altria Group, Inc.
9.250%, 08/06/2019		354,000	472,031
CBS Corp.
8.875%, 05/15/2019		1,800,000	2,305,600
CIT Group, Inc.
5.250%, 04/01/2014 (S)		400,000	405,000
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,869,750
Dexia Credit Local SA
0.717%, 04/29/2014 (P)(S)		250,000	250,443
2.750%, 04/29/2014 (S)		1,100,000	1,110,461
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		3,000,000	2,887,500
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	665,965
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		$2,100,000	2,338,875
7.125%, 09/01/2018 (S)		500,000	578,125
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,230,698
Masco Corp.
6.125%, 10/03/2016		700,000	780,500
Merrill Lynch & Company, Inc.
0.517%, 08/25/2014 (P)	EUR	2,000,000	2,717,471
The Jones Group, Inc.
5.125%, 11/15/2014		$600,000	619,500
Verizon Communications, Inc.
2.002%, 09/14/2018 (P)		3,800,000	3,998,998
WM Covered Bond Program
4.375%, 05/19/2014	EUR	4,000,000	5,530,700

			28,761,617

TOTAL CORPORATE BONDS (Cost $145,730,039)			$146,299,002

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 11.0%
U.S. Government - 7.3%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023		$1,319,439	1,270,247
1.375%, 01/15/2020		433,100	472,688
2.375%, 01/15/2027		580,520	681,975
2.500%, 01/15/2029		5,343,695	6,399,075
U.S. Treasury
2.000%, 02/15/2022		2,200,000	2,133,140
2.500%, 08/15/2023		7,600,000	7,455,129

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds
3.125%, 11/15/2041 (F)		$7,400,000	$6,542,059
3.625%, 08/15/2043		3,800,000	3,671,750
3.750%, 11/15/2043		4,500,000	4,449,375
5.250%, 02/15/2029		2,800,000	3,439,626
U.S. Treasury Notes
1.750%, 10/31/2020 to 05/15/2023		2,800,000	2,630,351
2.000%, 11/30/2020		2,800,000	2,782,063

			41,927,478
U.S. Government Agency - 3.7%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2040 to 09/01/2041		395,787	412,055
Federal National Mortgage Association
1.349%, 11/01/2042 to 10/01/2044 (P)		1,688,945	1,712,537
1.992%, 11/01/2035 (P)		179,514	185,279
2.500%, 01/01/2043		1,957,529	1,803,680
3.000%, TBA (C)		7,000,000	6,751,797
3.730%, 01/01/2018		5,000,000	5,260,739
4.000%, TBA (C)		5,000,000	5,218,360
4.000%, 11/01/2040 to 09/01/2041		41,034	42,860
5.085%, 09/01/2035 (P)		83,785	89,057
5.199%, 07/01/2035 (P)		88,760	94,596

			21,570,960

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $64,608,541)			$63,498,438

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.4%
Commercial & Residential - 14.7%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.803%, 09/25/2035 (P)		91,995	81,047
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2,
0.406%, 05/25/2047 (P)		34,440	976
Series 2004-3, Class 5A,
2.173%, 10/25/2034 (P)		183,853	180,970
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.373%, 07/01/2034 (P)	EUR	104,815	140,733
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.631%, 02/20/2036 (P)		$799,837	790,365
Series 2006-J, Class 4A1,
4.692%, 01/20/2047 (P)		106,125	84,970
Bank of America Corp.
2.720%, 12/31/2030		1,747,000	1,747,000
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)		587,431	587,912
Series 2003-7, Class 6A,
2.524%, 10/25/2033 (P)		75,214	74,926
Series 2003-5, Class 1A2,
2.573%, 08/25/2033 (P)		33,946	33,525
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)		930,467	936,861
Series 2005-4, Class 3A1,
2.705%, 08/25/2035 (P)		373,005	338,156

53

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2004-2, Class 23A,
2.730%, 05/25/2034 (P)		$73,023	$67,719
Series 2005-2, Class A2,
2.793%, 03/25/2035 (P)		189,688	189,225
Series 2004-2, Class 22A,
2.824%, 05/25/2034 (P)		159,837	151,863
Series 2003-9, Class 2A1,
2.941%, 02/25/2034 (P)		15,862	15,556
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.326%, 02/25/2034 (P)		62,253	62,104
Series 2005-9, Class 24A1,
2.585%, 11/25/2035 (P)		592,199	454,112
Series 2006-6, Class 32A1,
2.612%, 11/25/2036 (P)		1,253,638	861,748
Series 2005-7, Class 22A1,
2.705%, 09/25/2035 (P)		1,361,670	1,151,295
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.959%, 01/26/2036 (P)		724,549	554,143
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.418%, 05/20/2045 (P)		500,096	403,208
Berica Residential MBS SRL, Series 8,
Class A
0.537%, 03/31/2048 (P)	EUR	2,301,832	2,925,145
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
0.966%, 08/25/2035 (P)(S)		$1,067,609	839,170
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)		313,707	309,277
Series 2005-6, Class A2,
2.290%, 09/25/2035 (P)		343,860	336,821
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		934,949	914,373
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)		201,065	194,456
Countrywide Alternative Loan Trust
Series 2006-OA19, Class A1,
0.348%, 02/20/2047 (P)		1,720,805	1,129,853
Series 2006-OA1, Class 2A1,
0.378%, 03/20/2046 (P)		1,022,558	705,439
Series 2005-81, Class A1,
0.446%, 02/25/2037 (P)		3,180,412	2,398,778
Series 2007-11T1, Class A12,
0.516%, 05/25/2037 (P)		330,758	217,075
Series 2005-56, Class 2A3,
1.505%, 11/25/2035 (P)		76,283	57,113
Series 2005-56, Class 2A2,
2.045%, 11/25/2035 (P)		76,335	58,774
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		115,917	99,348
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		153,673	121,824
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.496%, 02/25/2035 (P)		169,438	154,282

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Home Loan Mortgage Pass
Through Trust (continued)
Series 2004-25, Class 2A1,
0.506%, 02/25/2035 (P)		$210,981	$190,781
Series 2005-R2, Class 1AF1,
0.506%, 06/25/2035 (P)(S)		315,818	273,443
Series 2005-HYB9, Class 5A1,
2.376%, 02/20/2036 (P)		434,707	332,455
Series 2005-HYB9, Class 3A2A,
2.417%, 02/20/2036 (P)		351,620	308,981
Series 2004-22, Class A3,
2.504%, 11/25/2034 (P)		164,173	150,967
Series 2004-12, Class 12A1,
2.667%, 08/25/2034 (P)		426,623	394,636
Series 2004-12, Class 11A1,
2.826%, 08/25/2034 (P)		49,890	43,767
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.360%, 07/25/2033 (P)		15,789	15,776
Series 2003-AR20, Class 2A1,
2.447%, 08/25/2033 (P)		132,143	130,890
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.914%, 12/16/2049 (P)(S)		278,967	314,732
Crusade Global Trust, Series 2005-2,
Class A2
2.762%, 08/14/2037 (P)	AUD	1,553,749	1,407,647
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.224%, 02/20/2044 (P)	GBP	1,630,385	2,718,918
Eurosail PLC, Series 2006-1X, Class A2C
0.677%, 06/10/2044 (P)		2,112,218	3,307,593
First Flexible PLC, Series 7, Class A
0.757%, 09/15/2033 (P)		304,388	487,966
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.615%, 08/25/2035 (P)		$89,017	84,026
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.518%, 11/15/2031 (P)		245,502	241,885
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.617%, 10/18/2054 (P)(S)	GBP	2,900,000	4,833,726
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.458%, 06/25/2034 (P)		$13,673	12,955
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.353%, 03/18/2039 (P)	EUR	1,610,015	2,050,108
Series 2006-1, Class A2B,
0.373%, 06/18/2038 (P)		1,484,571	1,904,283
Series 2007-1, Class A2A,
0.648%, 03/18/2039 (P)	GBP	1,384,613	2,120,668
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.792%, 10/25/2033 (P)		$10,743	10,616
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.553%, 11/10/2045		3,456,414	466,225

54

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.860%, 03/25/2033 (P)		$58,335	$57,105
HarborView Mortgage Loan Trust
Series 2006-1, Class 2A1A,
0.408%, 03/19/2036 (P)		941,639	670,108
Series 2003-1, Class A,
2.544%, 05/19/2033 (P)		145,853	145,310
Series 2005-4, Class 3A1,
2.738%, 07/19/2035 (P)		29,782	25,579
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.505%, 12/25/2034 (P)		55,797	51,086
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		25,313	24,975
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.990%, 11/25/2033 (P)		86,501	85,379
Series 2006-A1, Class 3A2,
2.782%, 02/25/2036 (P)		795,971	696,612
Series 2007-A1, Class 5A6,
2.809%, 07/25/2035 (P)		279,126	257,364
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.608%, 12/15/2030 (P)		357,089	348,681
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.416%, 08/25/2036 (P)		87,634	81,275
Series 2003-C, Class A1,
0.826%, 06/25/2028 (P)		346,854	345,837
Series 2005-2, Class 1A,
1.666%, 10/25/2035 (P)		468,359	453,023
Series 2003-A2, Class 1A1,
2.292%, 02/25/2033 (P)		81,806	77,696
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
6.089%, 08/12/2049 (P)		2,000,000	2,252,492
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.619%, 10/07/2020 (P)		2,467,754	2,476,761
Series 2010-R2, Class 2A,
0.639%, 11/05/2020 (P)		16,361,710	16,446,791
Newgate Funding PLC, Series 2007-3X,
Class A1
1.117%, 12/15/2050 (P)	GBP	306,568	501,038
Opera Finance PLC, Series METC,
Class A
0.720%, 02/02/2017 (P)		2,930,719	4,783,148
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.379%, 02/21/2038 (P)(S)		$390,852	387,067
Series 2005-P11, Class BA,
2.982%, 08/22/2037 (P)	AUD	134,684	121,104
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.316%, 02/25/2047 (P)		$356,019	201,734
Series 2006-QO6, Class A1,
0.346%, 06/25/2046 (P)		1,639,822	762,342
Series 2006-QO3, Class A1,
0.376%, 04/25/2046 (P)		1,022,792	504,993

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.566%, 01/25/2046 (P)		$408,101	$214,263
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.063%, 09/25/2035 (P)		135,545	110,217
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.668%, 06/12/2044 (P)	GBP	853,709	1,288,105
Sequoia Mortgage Trust, Series 5, Class A
0.868%, 10/19/2026 (P)		$100,811	100,214
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.539%, 01/25/2035 (P)		563,270	440,762
Series 2004-1, Class 4A1,
1.840%, 02/25/2034 (P)		117,516	117,612
Series 2004-1, Class 4A2,
1.840%, 02/25/2034 (P)		646,339	646,866
Series 2004-12, Class 7A1,
2.520%, 09/25/2034 (P)		255,626	256,029
Series 2004-4, Class 3A2,
2.538%, 04/25/2034 (P)		259,667	259,693
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.386%, 05/25/2036 (P)		1,278,624	910,796
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.649%, 10/28/2035 (P)(S)		186,337	175,922
Swan Trust
Series 2006-1E, Class A1,
0.298%, 05/12/2037 (P)		553,004	551,242
Series 2006-1E, Class A2,
2.870%, 05/12/2037 (P)	AUD	497,703	448,987
Series 2010-1, Class A,
3.858%, 04/25/2041 (P)		1,037,270	933,203
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.416%, 06/25/2047 (P)		$229,607	198,932
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)		570,960	533,463
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		549,112	542,779
Torrens Trust, Series 2007-1, Class A
2.995%, 10/19/2038 (P)	AUD	619,662	548,148
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR13, Class A1A1,
0.456%, 10/25/2045 (P)		$120,773	110,133
Series 2005-AR2, Class 2A1A,
0.476%, 01/25/2045 (P)		186,192	174,682
Series 2006-AR17, Class 1A1A,
0.954%, 12/25/2046 (P)		320,659	301,987
Series 2006-AR3, Class A1A,
1.143%, 02/25/2046 (P)		671,853	628,935
Series 2002-AR17, Class 1A,
1.343%, 11/25/2042 (P)		231,479	217,139
Series 2003-AR5, Class A7,
2.454%, 06/25/2033 (P)		63,183	62,394

55

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2006-AR13, Class 2A,
2.457%, 10/25/2046 (P)		$2,113,411	$1,991,267
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.084%, 07/25/2046 (P)		257,459	144,220
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.618%, 09/25/2034 (P)		132,897	134,293

			84,972,969
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.349%, 02/25/2045 (P)		178,014	182,555
Federal National Mortgage Association
Series 2005-120, Class NF,
0.266%, 01/25/2021 (P)		36,052	36,034
Series 2006-15, Class FC,
0.296%, 03/25/2036 (P)		204,243	189,070
Series 2006-16, Class FC,
0.466%, 03/25/2036 (P)		899,763	901,307
Series 2003-W6, Class F,
0.516%, 09/25/2042 (P)		320,595	317,016
Series 2004-W2, Class 5AF,
0.516%, 03/25/2044 (P)		219,969	211,854
Series 2010-136, Class FA,
0.666%, 12/25/2040 (P)		1,885,191	1,879,857
Series 2006-5, Class 3A2,
2.410%, 05/25/2035 (P)		314,433	329,313

			4,047,006

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $91,613,080)			$89,019,975

ASSET BACKED SECURITIES - 1.2%
Access Group, Inc., Series 2008-1,
Class A
1.538%, 10/27/2025 (P)		1,429,286	1,444,414
Globaldrive BV, Series 2011-AA, Class A
0.873%, 04/20/2019 (P)(S)	EUR	667,451	910,335
Harbourmaster CLO 4 BV, Series 4X,
Class A1
0.568%, 10/11/2019 (P)		69,160	93,703
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.726%, 10/25/2034 (P)		$134,514	128,171
Magnolia Funding, Ltd., Series 2010-1A,
Class A1
0.591%, 04/11/2021 (P)(S)	EUR	640,109	855,591
Mercator CLO II PLC, Series X, Class A1
0.452%, 02/18/2024 (P)		811,785	1,077,310
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		$566,978	588,909
Penta CLO SA, Series 2007-1X, Class A1
0.551%, 06/04/2024 (P)	EUR	871,477	1,136,920
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.504%, 04/15/2020 (P)(S)		$322,053	317,093

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
SACO I Trust, Series 2005-10, Class 1A
0.686%, 06/25/2036 (P)		$152,716	$163,828
SLM Student Loan Trust, Series 2003-6,
Class A4
0.454%, 12/17/2018 (P)		98,591	98,516

TOTAL ASSET BACKED SECURITIES (Cost $6,735,032)			$6,814,790

PREFERRED SECURITIES - 0.0%
United States - 0.0%
SLM Corp., 0.070%		6,200	$146,320

TOTAL PREFERRED SECURITIES (Cost $69,750)			$146,320

PURCHASED OPTIONS - 0.2%
Put Options - 0.2%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Counterparty: Bank of
America NA) (I)		5,000,000	741,610
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Counterparty:
Citibank NA) (I)		3,100,000	459,798

			1,201,408

TOTAL PURCHASED OPTIONS (Cost $659,811)			$1,201,408

ESCROW SHARES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		3,600,000	769,500
Lehman Brothers Holdings, Inc.
6.875%, 05/02/2018 (I)		4,200,000	918,750

			1,688,250

TOTAL ESCROW SHARES (Cost $733,906)			$1,688,250

SHORT-TERM INVESTMENTS - 11.6%
Foreign Government - 3.7%
Government of Mexico 9.279%,
01/23/2014 *	MXN	290,000,000	2,199,240
Mexico Treasury Bill 3.746%,
03/06/2014 *		193,575,430	19,177,518

			21,376,758
U.S. Government - 0.8%
U.S. Treasury Bill
0.035%, 01/09/2014 (D)*		$889,000	888,993
0.050%, 01/30/2014 (D)*		1,000,000	999,963
0.068%, 02/06/2014 *		1,025,000	1,024,925
0.105%, 10/16/2014 *		56,000	55,954
0.121%, 11/13/2014 (D)*		1,856,000	1,853,904

			4,823,739
U.S. Government Agency - 6.1%
Federal Home Loan Bank Discount Notes
0.060%, 01/02/2014 *		1,000,000	1,000,083
0.065%, 01/15/2014 *		14,200,000	14,199,304
0.077%, 01/29/2014 *		19,800,000	19,797,501

			34,996,888

56

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 1.0%
Repurchase Agreement with Citigroup
dated 11/29/2013 at 0.110% to be
repurchased at $5,800,053 on
12/02/2013, collateralized by
$5,945,000 U.S. Treasury Notes,
1.000% due 05/31/2018 (valued at
$5,927,653, including interest)	$5,800,000	$5,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $67,306,723)		$66,997,385

Total Investments (Global Bond Fund)
(Cost $636,032,589) - 109.4%		$632,905,965
Other assets and liabilities, net - (9.4%)		(54,475,521)

TOTAL NET ASSETS - 100.0%		$578,430,444

SALE COMMITMENTS OUTSTANDING - (2.4)%
United States - (2.4)%
Federal National Mortgage Association
2.500%, TBA (C)	(1,000,000)	(920,469)
4.000%, TBA (C)	(6,000,000)	(6,262,031)
3.000%, TBA (C)	(7,000,000)	(6,738,320)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(13,947,499))		$(13,920,820)

Global Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.2%
Australia - 1.5%
Amcor, Ltd.	571,959	$5,743,582
Bermuda - 1.1%
Catlin Group, Ltd.	467,022	4,201,701
France - 5.8%
Safran SA	72,612	4,774,633
Total SA	173,457	10,498,035
Vivendi SA	259,327	6,573,279

		21,845,947
Germany - 1.5%
Deutsche Boerse AG	75,979	5,863,629
Hong Kong - 1.4%
Hutchison Whampoa, Ltd.	413,000	5,279,148
Ireland - 3.2%
Accenture PLC, Class A	75,370	5,838,914
Covidien PLC	63,116	4,308,298
CRH PLC	76,626	1,939,784

		12,086,996
Italy - 1.5%
Eni SpA	233,109	5,606,372
Japan - 3.9%
Canon, Inc.	105,300	3,492,190
Honda Motor Company, Ltd.	99,000	4,191,028
Keihin Corp.	171,500	2,844,739
Meitec Corp.	34,400	969,852
Optex Company, Ltd.	61,300	1,018,294
Ryoyo Electro Corp.	74,800	805,859
Sankyo Company, Ltd.	18,600	852,912

Global Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shimachu Company, Ltd.	27,300	$615,800

		14,790,674
Luxembourg - 3.6%
SES SA	460,168	13,632,726
Netherlands - 2.0%
Koninklijke Ahold NV	304,702	5,547,106
Wolters Kluwer NV	67,175	1,893,543

		7,440,649
Norway - 1.0%
Orkla ASA	494,877	3,847,366
Singapore - 1.1%
ComfortDelGro Corp., Ltd.	2,714,000	4,243,904
Switzerland - 6.2%
Novartis AG	145,852	11,509,852
Roche Holdings AG	26,889	7,479,560
Tyco International, Ltd.	115,378	4,400,517

		23,389,929
United Kingdom - 12.7%
Aon PLC	71,316	5,822,238
British American Tobacco PLC	249,272	13,267,768
GlaxoSmithKline PLC	190,690	5,038,661
HSBC Holdings PLC	856,954	9,571,716
Pearson PLC	403,774	8,918,075
Vodafone Group PLC (I)	1,551,236	5,750,674

		48,369,132
United States - 50.7%
Apple, Inc.	8,665	4,818,347
Automatic Data Processing, Inc.	71,628	5,731,673
Baxter International, Inc.	93,194	6,379,129
Chevron Corp.	60,474	7,404,437
Emerson Electric Company	42,529	2,849,018
Exxon Mobil Corp.	60,419	5,647,968
Honeywell International, Inc.	43,865	3,882,491
Huntington Bancshares, Inc.	636,053	5,838,965
Johnson & Johnson	120,146	11,373,020
JPMorgan Chase & Company	179,496	10,270,761
Macy’s, Inc.	200,634	10,685,767
McDonald’s Corp.	42,866	4,173,862
Merck & Company, Inc.	90,932	4,531,142
Microsoft Corp.	184,586	7,038,264
Mondelez International, Inc., Class A	281,282	9,431,385
Northern Trust Corp.	97,583	5,756,421
Pfizer, Inc.	215,608	6,841,242
Philip Morris International, Inc.	145,329	12,431,443
QUALCOMM, Inc.	115,364	8,488,483
Raytheon Company	68,919	6,111,737
Robert Half International, Inc.	96,179	3,715,395
Samsonite International SA	1,359,600	4,069,104
Target Corp.	140,904	9,007,993
The Procter & Gamble Company	48,778	4,108,083
Time Warner Cable, Inc.	14,314	1,978,481
Time Warner, Inc.	70,484	4,631,504
United Parcel Service, Inc., Class B	37,829	3,872,933
United Technologies Corp.	67,043	7,432,387
Viacom, Inc., Class B	53,950	4,325,172
Wells Fargo & Company	216,708	9,539,486

		192,366,093

TOTAL COMMON STOCKS (Cost $335,624,763)		$368,707,848

57

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	10,195,729	10,195,729

TOTAL SHORT-TERM INVESTMENTS (Cost $10,195,729)		$10,195,729

Total Investments (Global Equity Fund)
(Cost $345,820,492) - 99.9%		$378,903,577
Other assets and liabilities, net - 0.1%		416,745

TOTAL NET ASSETS - 100.0%		$379,320,322

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.4%
Australia - 6.7%
CFS Retail Property Trust Group	760,898	$1,419,004
Dexus Property Group	1,597,658	1,516,838
Federation Centres	622,298	1,347,294
GDI Property Group (I)	214,107	194,891
Goodman Group	322,945	1,421,589
GPT Group	510,840	1,663,566
Investa Office Fund	48,896	138,792
Mirvac Group	1,713,176	2,648,578
Stockland	660,207	2,311,887
Westfield Group	690,677	6,536,283
Westfield Retail Trust	557,677	1,547,304

		20,746,026
Canada - 3.7%
Allied Properties Real Estate Investment Trust	118,292	3,624,853
Boardwalk Real Estate Investment Trust	27,642	1,539,034
Chartwell Retirement Residences	240,350	2,266,535
First Capital Realty, Inc. (L)	75,502	1,247,057
RioCan Real Estate Investment Trust	112,550	2,618,452

		11,295,931
China - 0.7%
Agile Property Holdings, Ltd.	702,000	790,535
Country Garden Holdings Company, Ltd.	1,941,447	1,276,982

		2,067,517
France - 3.3%
Gecina SA	5,400	709,287
Klepierre	48,000	2,226,803
Societe Fonciere Lyonnaise SA (I)	8,500	448,366
Unibail-Rodamco SE	26,200	6,845,070

		10,229,526
Germany - 2.2%
Alstria Office REIT AG (I)	54,000	680,160
Deutsche Euroshop AG	31,500	1,398,991
Deutsche Wohnen AG (L)	72,500	1,456,269
DIC Asset AG (L)	149,999	1,357,415
LEG Immobilien AG (I)	33,500	1,924,715

		6,817,550
Guernsey, Channel Islands - 0.1%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	186,538
Hong Kong - 8.2%
Hang Lung Properties, Ltd.	472,000	1,588,856

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Henderson Land Development Company, Ltd.	329,700	$1,920,704
Hong Kong Land Holdings, Ltd.	463,000	2,738,349
New World Development Company, Ltd.	1,592,000	2,148,090
Shimao Property Holdings, Ltd.	525,500	1,323,221
Sino Land Company, Ltd.	366,000	500,337
Sun Hung Kai Properties, Ltd.	494,173	6,364,776
Swire Properties, Ltd.	564,400	1,508,891
The Link REIT	662,500	3,252,107
Wharf Holdings, Ltd.	485,900	4,035,654

		25,380,985
Japan - 14.9%
AEON REIT Investment Corp. (I)	307	343,126
Global One Real Estate Investment Corp.	114	732,602
GLP J-REIT	959	959,744
Japan Hotel REIT Investment Corp.	1,975	929,008
Japan Real Estate Investment Corp.	152	1,606,451
Japan Retail Fund Investment Corp.	802	1,582,150
Mitsubishi Estate Company, Ltd.	436,000	12,123,109
Mitsui Fudosan Company, Ltd.	217,000	7,373,984
Nippon Accommodations Fund, Inc.	264	1,802,076
Nippon Building Fund, Inc.	215	2,528,381
Nippon Prologis REIT, Inc.	74	714,616
Nomura Real Estate Master Fund, Inc.	1,561	1,532,272
Nomura Real Estate Office Fund, Inc.	192	909,200
NTT Urban Development Corp.	194,200	2,239,083
Sumitomo Realty &
Development Company, Ltd.	137,000	6,506,604
Tokyo Tatemono Company, Ltd.	256,000	2,534,409
Tokyu REIT, Inc.	232	1,387,213

		45,804,028
Jersey, Channel Islands - 0.5%
LXB Retail Properties PLC (I)	714,000	1,437,072
Max Property Group PLC (I)	105,152	257,563

		1,694,635
Netherlands - 0.7%
Corio NV	19,000	823,819
Nieuwe Steen Investments NV	217,800	1,363,768

		2,187,587
Norway - 0.5%
Norwegian Property ASA	1,155,000	1,437,283
Singapore - 4.1%
Ascendas Real Estate Investment Trust	661,000	1,169,990
CapitaCommercial Trust	990,000	1,172,170
CapitaLand, Ltd.	1,263,500	3,046,700
CapitaMall Trust	1,079,000	1,673,432
CapitaMalls Asia, Ltd.	669,000	1,088,845
City Developments, Ltd.	131,000	1,040,639
Global Logistic Properties, Ltd.	1,061,000	2,496,973
Suntec Real Estate Investment Trust	832,000	1,034,762

		12,723,511
Sweden - 1.0%
Castellum AB	85,000	1,284,376
Fabege AB	167,000	1,919,179

		3,203,555
Switzerland - 0.8%
PSP Swiss Property AG (I)	27,500	2,356,113
United Kingdom - 5.5%
British Land Company PLC	401,000	4,002,082
Derwent London PLC	38,000	1,505,053

58

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Great Portland Estates PLC	190,492	$1,811,992
Hammerson PLC	312,000	2,600,131
Helical Bar PLC	76,000	413,179
Land Securities Group PLC	195,000	3,039,847
Quintain Estates & Development PLC (I)	430,000	657,844
Safestore Holdings PLC	244,002	634,639
Shaftesbury PLC	70,000	704,670
St. Modwen Properties PLC	127,000	742,574
Unite Group PLC	155,000	1,007,797

		17,119,808
United States - 45.5%
Acadia Realty Trust	47,340	1,229,420
Alexandria Real Estate Equities, Inc.	8,617	545,111
American Campus Communities, Inc.	69,884	2,266,338
AvalonBay Communities, Inc.	60,914	7,221,964
Boston Properties, Inc.	82,741	8,231,902
BRE Properties, Inc.	30,208	1,547,556
Camden Property Trust	36,456	2,111,532
CBL & Associates Properties, Inc.	82,212	1,484,749
Chesapeake Lodging Trust	57,135	1,363,812
Cole Real Estate Investment, Inc.	178,744	2,557,827
CubeSmart	100,910	1,636,760
DCT Industrial Trust, Inc.	436,855	3,258,938
DiamondRock Hospitality Company	107,124	1,224,427
Douglas Emmett, Inc.	164,490	3,779,980
Duke Realty Corp.	196,140	2,977,405
DuPont Fabros Technology, Inc.	65,632	1,540,383
Education Realty Trust, Inc.	70,449	612,906
Equity Lifestyle Properties, Inc.	16,190	574,745
Equity Residential	144,197	7,431,913
Essex Property Trust, Inc.	2,829	429,470
Federal Realty Investment Trust	29,537	3,057,670
General Growth Properties, Inc.	90,545	1,878,809
Glimcher Realty Trust	206,177	2,001,979
HCP, Inc.	73,361	2,697,484
Health Care REIT, Inc.	39,491	2,211,101
Healthcare Realty Trust, Inc.	91,358	2,021,753
Host Hotels & Resorts, Inc.	165,165	3,040,688
Kite Realty Group Trust	156,546	1,025,376
LaSalle Hotel Properties	79,325	2,484,459
Liberty Property Trust	23,568	763,368
LTC Properties, Inc.	31,917	1,229,124
Mack-Cali Realty Corp.	7,930	161,455
National Retail Properties, Inc.	92,903	2,949,670
Piedmont Office Realty Trust, Inc., Class A	134,570	2,204,257
Post Properties, Inc.	12,489	535,279
Prologis, Inc.	124,363	4,717,089
Public Storage	41,525	6,340,868
Regency Centers Corp.	49,386	2,313,240
Retail Properties of America, Inc., Class A	146,701	1,955,524
Rexford Industrial Realty, Inc. (I)	92,678	1,291,005
Sabra Health Care REIT, Inc.	8,475	226,113
Select Income REIT	87,198	2,392,713
Simon Property Group, Inc.	95,260	14,274,711
SL Green Realty Corp.	35,191	3,183,730
Spirit Realty Capital, Inc.	230,927	2,293,105
Sunstone Hotel Investors, Inc.	163,826	2,141,206
Taubman Centers, Inc.	38,476	2,515,561
Ventas, Inc.	141,044	8,015,531
Vornado Realty Trust	71,033	6,245,932

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Weingarten Realty Investors	65,734	$1,876,048

		140,071,986

TOTAL COMMON STOCKS (Cost $245,425,190)		$303,322,579

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	312,866	3,131,198

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,130,293)		$3,131,198

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreement - 1.3%
Repurchase Agreement with State Street Corp.
dated 11/29/2013 at 0.000% to be
repurchased at $3,933,000 on 12/02/2013,
collateralized by $4,085,000 Federal Home
Loan Mortgage Corp., 2.375% due
01/13/2022 (valued at $4,013,929,
including interest)	$3,933,000	$3,933,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,933,000)		$3,933,000

Total Investments (Global Real Estate Fund)
(Cost $252,488,483) - 100.7%		$310,386,777
Other assets and liabilities, net - (0.7%)		(2,284,935)

TOTAL NET ASSETS - 100.0%		$308,101,842

Health Sciences Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.6%
Consumer Staples - 0.7%
Food & Staples Retailing - 0.7%
CP ALL PCL	490,600	$622,608
Raia Drogasil SA	105,345	768,115
Walgreen Company	49,000	2,900,800

		4,291,523

		4,291,523
Financials - 0.2%
Insurance - 0.2%
eHealth, Inc. (I)	21,500	974,165
Health Care - 95.8%
Biotechnology - 38.1%
Abcam PLC	95,918	746,075
ACADIA Pharmaceuticals, Inc. (I)	52,600	1,225,054
Acceleron Pharma, Inc. (I)	14,417	313,858
Acorda Therapeutics, Inc. (I)	12,300	428,163
Aegerion Pharmaceuticals, Inc. (I)	104,200	7,390,906
Agios Pharmaceuticals, Inc. (I)	6,400	112,320
Alexion Pharmaceuticals, Inc. (D)(I)	204,400	25,447,800
Alkermes PLC (D)(I)	234,400	9,465,072
Alnylam Pharmaceuticals, Inc. (I)	51,900	3,176,280
AMAG Pharmaceuticals, Inc. (I)	41,401	1,015,567
Amgen, Inc. (D)	80,300	9,160,624
Array BioPharma, Inc. (I)	470,400	2,690,688
Biogen Idec, Inc. (I)	67,200	19,553,184

59

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc. (I)	77,600	$5,461,488
Celgene Corp. (I)	48,300	7,813,491
Chimerix, Inc. (I)	24,400	390,888
China Biologic Products, Inc. (I)	7,328	216,836
Clovis Oncology, Inc. (I)	21,169	1,276,067
Exelixis, Inc. (I)	251,700	1,467,411
Gilead Sciences, Inc. (I)	607,300	45,432,113
Idenix Pharmaceuticals, Inc. (I)	243,000	1,304,910
Incyte Corp. (D)(I)	352,300	16,417,180
InterMune, Inc. (I)	251,800	3,482,394
Intrexon Corp. (I)	11,700	267,813
Ironwood Pharmaceuticals, Inc. (I)	27,500	314,050
Isis Pharmaceuticals, Inc. (I)	87,600	3,395,376
Lexicon Pharmaceuticals, Inc. (I)	50,900	122,160
Momenta Pharmaceuticals, Inc. (I)	30,009	533,860
Neurocrine Biosciences, Inc. (I)	254,100	2,495,262
Novavax, Inc. (I)	218,700	813,564
Ophthotech Corp. (I)	22,300	629,975
Pharmacyclics, Inc. (I)	143,700	17,893,524
Portola Pharmaceuticals, Inc. (I)	17,600	440,000
Prothena Corp. PLC (I)	39,487	1,114,718
Puma Biotechnology, Inc. (I)	59,756	2,975,251
Regeneron Pharmaceuticals, Inc. (D)(I)	40,775	11,982,142
Rigel Pharmaceuticals, Inc. (I)	35,800	95,228
Seattle Genetics, Inc. (I)	27,100	1,113,539
Sophiris Bio, Inc. (I)	87,400	374,946
Sophiris Bio, Inc. (Toronto Exchange) (I)	10,086	43,242
Stemline Therapeutics, Inc. (I)	25,506	526,954
Sunesis Pharmaceuticals, Inc. (I)	152,600	770,630
TESARO, Inc. (I)	69,017	2,691,663
United Therapeutics Corp. (I)	4,400	406,164
Vanda Pharmaceuticals, Inc. (I)	69,188	812,267
Vertex Pharmaceuticals, Inc. (I)	118,000	8,191,560

		221,992,257
Health Care Equipment & Supplies - 9.9%
ArthroCare Corp. (I)	16,086	606,764
Becton, Dickinson and Company	68,800	7,470,992
Covidien PLC	87,400	5,965,924
Cynosure, Inc., Class A (I)	18,200	471,198
DENTSPLY International, Inc.	106,300	5,055,628
EnteroMedics, Inc. (I)	117,600	156,408
GenMark Diagnostics, Inc. (I)	70,600	840,140
HeartWare International, Inc. (I)	17,500	1,687,000
IDEXX Laboratories, Inc. (I)	42,300	4,405,968
Insulet Corp. (I)	36,900	1,366,038
Intuitive Surgical, Inc. (D)(I)	12,600	4,748,940
Meridian Bioscience, Inc.	4,600	113,068
Mindray Medical International, Ltd., ADR	33,900	1,349,559
Nobel Biocare Holding AG (I)	7,711	113,115
Oxford Immunotec Global PLC (I)	23,300	369,072
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	1,172,000	1,609,568
Sirona Dental Systems, Inc. (I)	31,200	2,145,936
Sonova Holding AG (I)	9,452	1,315,300
St. Jude Medical, Inc.	49,300	2,880,106
Stryker Corp.	39,900	2,969,358
The Cooper Companies, Inc.	31,300	4,123,462
Thoratec Corp. (I)	55,800	2,196,846
Tornier BV (I)	86,900	1,572,021
Urologix, Inc. (I)	80,891	15,976
Utah Medical Products, Inc.	2,868	152,606
Volcano Corp. (I)	108,093	2,461,278

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc. (D)	15,600	$1,425,996

		57,588,267
Health Care Providers & Services - 22.7%
Acadia Healthcare Company, Inc. (I)	34,900	1,612,380
Aetna, Inc.	187,500	12,924,375
Air Methods Corp. (I)	93,087	5,209,149
AmerisourceBergen Corp.	37,400	2,637,822
Bumrungrad Hospital PCL	72,000	201,806
Cardinal Health, Inc.	118,300	7,642,180
Catamaran Corp. (D)(I)	114,506	5,224,909
Cigna Corp.	76,900	6,724,905
Community Health Systems, Inc. (I)	9,500	391,875
DaVita HealthCare Partners, Inc. (I)	7,400	440,670
Envision Healthcare Holdings, Inc. (I)	31,500	933,030
Express Scripts Holding Company (I)	78,114	5,260,978
HCA Holdings, Inc. (I)	82,500	3,829,650
Henry Schein, Inc. (I)	48,800	5,563,200
Humana, Inc.	109,900	11,428,501
Laboratory Corp. of America Holdings (I)	44,800	4,562,880
LCA-Vision, Inc. (I)	94,500	357,210
Life Healthcare Group Holdings, Ltd.	200,684	807,568
McKesson Corp.	68,700	11,396,643
Mediclinic International, Ltd.	122,508	876,991
MEDNAX, Inc. (I)	31,100	3,445,880
MWI Veterinary Supply, Inc. (I)	8,200	1,493,794
Odontoprev SA	180,500	733,058
Quest Diagnostics, Inc.	22,500	1,371,150
Select Medical Holdings Corp.	55,797	483,202
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	32,400	75,876
Team Health Holdings, Inc. (I)	26,600	1,243,018
UnitedHealth Group, Inc.	237,200	17,666,656
Universal Health Services, Inc., Class B	85,900	7,080,737
WellCare Health Plans, Inc. (I)	58,200	4,324,260
WellPoint, Inc.	72,600	6,743,088

		132,687,441
Health Care Technology - 1.6%
athenahealth, Inc. (D)(I)	32,600	4,276,142
Cerner Corp. (I)	32,814	1,885,821
HMS Holdings Corp. (I)	132,800	3,042,448
Veeva Systems, Inc., Class A (I)	7,700	311,773

		9,516,184
Life Sciences Tools & Services - 4.7%
Agilent Technologies, Inc.	235,300	12,605,021
Bruker Corp. (I)	91,700	1,773,478
Covance, Inc. (I)	43,100	3,636,778
Illumina, Inc. (I)	10,700	1,048,600
Mettler-Toledo International, Inc. (I)	5,600	1,380,792
NanoString Technologies, Inc. (I)	35,200	415,712
Thermo Fisher Scientific, Inc.	67,500	6,807,375

		27,667,756
Pharmaceuticals - 18.8%
AbbVie, Inc.	259,100	12,553,395
Actavis PLC (I)	66,776	10,889,161
Allergan, Inc.	7,800	756,990
Aspen Pharmacare Holdings, Ltd.	78,283	2,013,971
AVANIR Pharmaceuticals, Inc., Class A (I)	594,100	2,637,804
Bayer AG	20,292	2,706,960
Bayer AG, ADR	400	53,400
Bristol-Myers Squibb Company	133,700	6,869,506
Cadence Pharmaceuticals, Inc. (I)	178,300	1,608,266

60

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
CFR Pharmaceuticals SA	1,554,712	$350,275
China Medical System Holdings, Ltd.	2,248,100	2,092,461
Depomed, Inc. (I)	37,300	328,986
Endocyte, Inc. (I)	17,200	198,488
Forest Laboratories, Inc. (I)	79,500	4,079,145
Hospira, Inc. (I)	14,000	550,340
Jazz Pharmaceuticals PLC (I)	41,800	4,887,256
Mallinckrodt PLC (I)	11,383	591,461
Merck & Company, Inc.	59,400	2,959,902
Natco Pharma, Ltd.	14,945	187,031
Nektar Therapeutics (I)	28,300	355,448
Novartis AG	29,300	2,312,198
Pacira Pharmaceuticals, Inc. (I)	86,100	4,751,859
Pfizer, Inc.	177,300	5,625,729
Questcor Pharmaceuticals, Inc.	42,700	2,477,027
Roche Holdings AG	15,907	4,424,760
Shire PLC	24,580	1,113,739
Shire PLC, ADR	14,000	1,901,340
Simcere Pharmaceutical Group, ADR (I)	26,800	256,208
Supernus Pharmaceuticals, Inc. (I)	151,600	1,096,068
Takeda Pharmaceutical Company, Ltd.	35,900	1,744,978
The Medicines Company (I)	186,000	6,809,460
Towa Pharmaceutical Company, Ltd.	19,700	962,086
UCB SA	38,631	2,592,119
Valeant
Pharmaceuticals International, Inc. (D)(I)	151,100	16,565,093
Vectura Group PLC (I)	120,419	226,581
Zeneca, Inc. (I)	33,315	84,620

		109,614,111

		559,066,016
Industrials - 0.9%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (I)	8,600	1,010,328
Professional Services - 0.7%
The Advisory Board Company (I)	67,430	4,364,070

		5,374,398
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
FEI Company	47,900	4,361,295
Materials - 0.2%
Chemicals - 0.2%
Monsanto Company	7,616	863,121

TOTAL COMMON STOCKS (Cost $369,454,350)		$574,930,518

PREFERRED SECURITIES - 0.1%
Health Care - 0.1%
Calithera Biosciences, Inc. (R)	807,689	141,507
Ultragenyx Pharmaceutical, Inc. (R)	112,397	311,272

		452,779
Information Technology - 0.0%
Castlight Health, Inc. Series D (R)	59,286	357,884

TOTAL PREFERRED SECURITIES (Cost $810,663)		$810,663

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International, Inc.
3.500%, 12/15/2017	$100,000	$120,688

Health Sciences Fund (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS (continued)
Health Care (continued)
Insulet Corp. 3.750%, 06/15/2016		$100,000	$147,063

			267,751

TOTAL CONVERTIBLE BONDS (Cost $198,528)			$267,751

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Exchange Traded Put Option on
Wellpoint, Inc. (Expiration Date:
01/08/2014; Strike Price $80) (I)		3,300	1,221

TOTAL PURCHASED OPTIONS (Cost $7,703)			$1,221

RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)		20,400	7,752

TOTAL RIGHTS (Cost $51,000)			$7,752

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)		6,140,456	6,140,456
T. Rowe Price Prime Reserve Investment
Fund, 0.0503% (Y)		6,791,123	6,791,123

TOTAL SHORT-TERM INVESTMENTS (Cost $12,931,579)			$12,931,579

Total Investments (Health Sciences Fund)
(Cost $383,453,823) - 101.0%			$588,949,484
Other assets and liabilities, net - (1.0%)			(5,646,695)

TOTAL NET ASSETS - 100.0%			$583,302,789

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.5%
Argentina - 0.0%
Republic of Argentina
7.000%, 10/03/2015		$530,000	$522,050
Brazil - 0.4%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2021	BRL	10,238,000	4,322,718

			4,322,718
Mexico - 0.3%
Government of Mexico
6.500%, 06/09/2022	MXN	41,386,000	3,245,257
Venezuela - 0.8%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$305,000	74,725
5.750%, 02/26/2016		8,627,000	7,181,978
7.650%, 04/21/2025		949,000	616,850
8.500%, 10/08/2014		339,000	327,983
9.375%, 01/13/2034		568,000	404,700

			8,606,236

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $19,549,504)			$16,696,261

61

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 90.4%
Consumer Discretionary - 18.2%
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021		$580,000	$609,000
6.625%, 10/15/2022 (L)		1,680,000	1,776,600
7.750%, 11/15/2019		1,130,000	1,282,550
American Greetings Corp.
7.375%, 12/01/2021		1,100,000	1,105,500
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,680,224	2,596,130
Burger King Capital Holdings LLC (Zero
Coupon Steps up to 04/15/16, then
11.000% thereafter)
04/15/2019 (S)(Z)		1,020,000	912,900
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020		1,410,000	1,357,125
9.000%, 02/15/2020		3,850,000	3,744,125
11.250%, 06/01/2017		2,540,000	2,584,450
Carmike Cinemas, Inc.
7.375%, 05/15/2019		1,010,000	1,098,375
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018		2,470,000	2,815,800
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		3,200,000	3,360,000
CCO Holdings LLC
5.750%, 01/15/2024		930,000	876,525
8.125%, 04/30/2020		2,500,000	2,731,250
Chinos Intermediate Holdings A, Inc., PIK
7.750%, 05/01/2019 (S)		1,280,000	1,289,600
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		683,000	672,755
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		2,580,000	2,666,100
Cooper-Standard Holding, Inc., PIK
7.375%, 04/01/2018 (S)		1,350,000	1,363,500
CSC Holdings LLC
6.750%, 11/15/2021		3,950,000	4,256,125
CST Brands, Inc.
5.000%, 05/01/2023 (S)		1,780,000	1,713,250
CVR Refining LLC
6.500%, 11/01/2022		1,870,000	1,851,300
Dana Holding Corp.
5.375%, 09/15/2021		2,390,000	2,419,875
6.000%, 09/15/2023		2,390,000	2,419,875
DISH DBS Corp.
6.750%, 06/01/2021		7,580,000	8,167,450
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		2,000,000	2,007,500
Dufry Finance SCA
5.500%, 10/15/2020 (S)		1,070,000	1,102,100
Edcon Pty, Ltd.
9.500%, 03/01/2018 (S)		3,470,000	3,617,475
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,538,375
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	1,123,156
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		$3,000,000	1,875
Gannett Company, Inc.
6.375%, 10/15/2023 (S)		3,130,000	3,263,025
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		850,000	869,125

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Gymboree Corp.
9.125%, 12/01/2018 (L)		$4,450,000	$4,227,500
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (S)		1,990,000	2,029,800
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)		2,880,000	3,038,400
Hot Topic, Inc.
9.250%, 06/15/2021 (S)		1,440,000	1,504,800
Kinder Morgan Inc
5.000%, 02/15/2021 (S)		3,330,000	3,301,122
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		2,310,000	2,460,150
Landry’s, Inc.
9.375%, 05/01/2020 (S)		6,450,000	7,030,500
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		1,870,000	2,047,650
LKQ Corp.
4.750%, 05/15/2023 (S)		4,530,000	4,258,200
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	551,842
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$3,300,000	3,192,750
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		2,190,000	2,277,600
MGM Resorts International
6.625%, 12/15/2021		570,000	599,925
7.750%, 03/15/2022		930,000	1,032,300
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (S)		2,150,000	2,289,750
Monitronics International, Inc.
9.125%, 04/01/2020		7,528,000	7,942,040
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		4,330,000	4,643,925
NCL Corp., Ltd.
5.000%, 02/15/2018		1,500,000	1,537,500
Neiman Marcus Group, Ltd., Inc.
8.000%, 10/15/2021 (S)		340,000	349,350
8.750%, 10/15/2021 (S)		5,070,000	5,222,100
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		250,000	255,940
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		2,905,833	2,934,891
Ono Finance II PLC
10.875%, 07/15/2019 (S)		3,495,000	3,792,075
Paris Las Vegas Holding LLC
8.000%, 10/01/2020 (S)		3,610,000	3,691,225
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	580,000	839,331
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)		$3,040,000	3,237,600
6.875%, 08/15/2018 (S)	EUR	1,720,000	2,493,726
Service Corp. International
7.500%, 04/01/2027		$1,820,000	1,933,750
Seven Seas Cruises S. de R.L. LLC
9.125%, 05/15/2019		3,590,000	3,962,453
Sinclair Television Group, Inc.
5.375%, 04/01/2021		1,540,000	1,516,900
Snoqualmie Entertainment Authority
4.147%, 02/01/2014 (P)(S)		1,165,000	1,153,350

62

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Sotheby’s
5.250%, 10/01/2022 (S)		$3,690,000	$3,505,500
Speedway Motorsports, Inc.
6.750%, 02/01/2019		430,000	456,875
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		2,140,000	2,316,550
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		4,700,000	4,735,250
Standard Pacific Corp.
6.250%, 12/15/2021		2,660,000	2,726,500
StoneMor Partners LP
7.875%, 06/01/2021 (S)		1,910,000	1,986,400
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		400,000	386,000
7.750%, 04/15/2020 (S)		4,114,000	4,504,830
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021		2,210,000	2,215,525
The William Carter Company
5.250%, 08/15/2021 (S)		1,650,000	1,678,875
Time Warner Cable, Inc.
8.250%, 04/01/2019		1,326,000	1,556,102
8.750%, 02/14/2019		3,618,000	4,305,775
TVN Finance Corp. III AB
7.375%, 12/15/2020 (S)	EUR	1,233,000	1,780,114
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)		$960,000	936,000
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,300,000	1,430,000
6.875%, 05/15/2019 (S)		3,100,000	3,340,250
8.500%, 05/15/2021 (S)		2,590,000	2,868,425
Virgin Media Finance PLC
4.875%, 02/15/2022		970,000	848,750
6.375%, 04/15/2023 (S)		4,850,000	5,007,625
William Lyon Homes, Inc.
8.500%, 11/15/2020		2,840,000	3,053,000
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		2,280,000	2,245,800

			204,425,382
Consumer Staples - 5.2%
Alliance One International, Inc.
9.875%, 07/15/2021 (S)		2,560,000	2,355,200
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		3,390,000	3,406,950
Boparan Finance PLC
9.875%, 04/30/2018 (S)	GBP	540,000	971,962
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		$1,610,000	1,694,525
Chiquita Brands International, Inc.
7.875%, 02/01/2021 (S)		4,530,000	4,852,763
Constellation Brands, Inc.
4.250%, 05/01/2023		1,622,000	1,524,680
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)		2,580,000	2,734,800
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		2,690,000	2,676,550
First Quality Finance Company, Inc.
4.625%, 05/15/2021 (S)		1,580,000	1,489,150
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		4,030,000	3,878,875
Hypermarcas SA
6.500%, 04/20/2021 (S)		4,750,000	4,956,625

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017	$4,260,000	$3,876,600
Pactiv LLC
7.950%, 12/15/2025	3,400,000	3,128,000
8.375%, 04/15/2027	1,170,000	1,070,550
Post Holdings, Inc.
7.375%, 02/15/2022 (S)	3,210,000	3,402,600
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	4,180,000	4,284,500
9.875%, 08/15/2019	250,000	277,500
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	4,820,000	5,061,000
Spectrum Brands Escrow Corp.
6.375%, 11/15/2020 (S)	760,000	809,400
6.625%, 11/15/2022 (S)	1,130,000	1,203,450
Sun Merger Sub, Inc.
5.875%, 08/01/2021 (S)	3,020,000	3,125,700
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	1,640,000	1,681,000

		58,462,380
Energy - 16.8%
Access Midstream Partners LP
6.125%, 07/15/2022	2,930,000	3,142,425
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	1,720,000	1,808,150
Alliance Oil Company, Ltd.
7.000%, 05/04/2020 (S)	480,000	466,800
Antero Resources Corp.
5.375%, 11/01/2021 (S)	1,680,000	1,696,800
Arch Coal, Inc.
7.000%, 06/15/2019 (L)	3,350,000	2,562,750
8.750%, 08/01/2016 (L)	1,270,000	1,301,750
9.875%, 06/15/2019	1,760,000	1,513,600
Atlas Pipeline Partners LP
4.750%, 11/15/2021 (S)	2,060,000	1,905,500
5.875%, 08/01/2023 (S)	2,160,000	2,095,200
6.625%, 10/01/2020	930,000	985,800
Atwood Oceanics, Inc.
6.500%, 02/01/2020	1,710,000	1,838,250
Berry Petroleum Company
6.375%, 09/15/2022	1,070,000	1,091,400
Calumet Specialty Products Partners LP
7.625%, 01/15/2022 (S)	2,390,000	2,407,925
9.375%, 05/01/2019	3,475,000	3,848,563
9.625%, 08/01/2020	1,080,000	1,201,500
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	1,400,000	1,533,000
Chesapeake Energy Corp.
5.750%, 03/15/2023	1,200,000	1,242,000
6.125%, 02/15/2021	900,000	967,500
6.625%, 08/15/2020	540,000	604,800
6.875%, 11/15/2020	980,000	1,101,275
Chesapeake Midstream Partners LP
5.875%, 04/15/2021	4,185,000	4,477,950
Cie Generale de Geophysique-Veritas
6.500%, 06/01/2021	1,770,000	1,818,675
Comstock Resources, Inc.
9.500%, 06/15/2020	1,980,000	2,207,700
Concho Resources, Inc.
5.500%, 04/01/2023	1,160,000	1,177,400
7.000%, 01/15/2021	2,060,000	2,263,425
CONSOL Energy, Inc.
8.250%, 04/01/2020	2,520,000	2,740,500

63

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc.
4.500%, 04/15/2023	$740,000	$732,600
5.000%, 09/15/2022	3,670,000	3,780,100
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	4,446,542	4,434,441
Crestwood Midstream Partners LP
6.125%, 03/01/2022 (S)	2,450,000	2,505,125
Crosstex Energy LP
7.125%, 06/01/2022	1,530,000	1,744,200
Denbury Resources, Inc.
4.625%, 07/15/2023	2,670,000	2,409,675
8.250%, 02/15/2020	2,574,000	2,841,053
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	1,460,000	1,412,550
Energy Future Intermediate
Holding Company LLC
6.875%, 08/15/2017 (S)	3,020,000	3,095,500
10.000%, 12/01/2020	3,790,000	4,026,875
12.250%, 03/01/2022 (S)	961,000	1,114,760
EPE Holdings LLC, PIK
8.875%, 12/15/2017 (S)	2,200,510	2,299,533
EXCO Resources, Inc.
7.500%, 09/15/2018	90,000	87,750
First Wind Capital LLC
10.250%, 06/01/2018 (S)	3,640,000	3,985,800
Foresight Energy LLC
7.875%, 08/15/2021 (S)	3,590,000	3,697,700
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	2,300,000	2,334,500
Halcon Resources Corp.
8.875%, 05/15/2021	3,140,000	3,187,100
9.750%, 07/15/2020	2,870,000	3,042,200
Hercules Offshore, Inc.
7.500%, 10/01/2021 (S)	1,890,000	1,984,500
8.750%, 07/15/2021 (S)	2,500,000	2,762,500
10.250%, 04/01/2019 (S)	1,290,000	1,464,150
Hiland Partners LP
7.250%, 10/01/2020 (S)	1,780,000	1,895,700
Key Energy Services, Inc.
6.750%, 03/01/2021	2,645,000	2,704,513
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	2,700,000	2,990,250
Magnum Hunter Resources Corp.
9.750%, 05/15/2020	4,300,000	4,611,750
MarkWest Energy Partners LP
4.500%, 07/15/2023	3,600,000	3,411,000
6.250%, 06/15/2022	2,405,000	2,579,363
6.500%, 08/15/2021	163,000	176,040
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,250,000	1,262,500
6.500%, 03/15/2021 (S)	2,070,000	2,152,800
7.000%, 03/31/2024 (S)	2,180,000	2,223,600
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	3,490,000	2,617,500
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (S)	2,190,000	2,233,800
Natural Resource Partners LP
9.125%, 10/01/2018 (S)	2,400,000	2,472,000
Pacific Drilling SA
5.375%, 06/01/2020 (S)	1,420,000	1,434,200
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)	2,280,000	2,473,800

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pan American Energy LLC
7.875%, 05/07/2021		$1,097,000	$1,146,365
Peabody Energy Corp.
6.500%, 09/15/2020		2,470,000	2,605,850
7.875%, 11/01/2026		2,810,000	2,866,200
Penn Virginia Resource Partners LP
6.500%, 05/15/2021 (S)		830,000	859,050
Petrobras Global Finance BV
4.375%, 05/20/2023		3,400,000	3,088,761
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		1,690,000	1,808,300
Plains Exploration & Production Company
6.125%, 06/15/2019		1,320,000	1,440,154
6.500%, 11/15/2020		230,000	251,750
6.750%, 02/01/2022		570,000	622,682
6.875%, 02/15/2023		570,000	631,275
8.625%, 10/15/2019		1,575,000	1,737,902
QEP Resources, Inc.
5.250%, 05/01/2023		2,040,000	1,917,600
5.375%, 10/01/2022		2,790,000	2,692,350
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (S)		4,330,000	4,633,100
Regency Energy Partners LP
4.500%, 11/01/2023 (S)		2,380,000	2,177,700
5.500%, 04/15/2023		850,000	835,125
Samson Investment Company
10.500%, 02/15/2020 (S)		5,340,000	5,773,875
Sanchez Energy Corp.
7.750%, 06/15/2021 (S)		4,130,000	4,222,925
SESI LLC
7.125%, 12/15/2021		2,300,000	2,553,000
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,700,000	1,827,500
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		1,030,000	947,600
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)		1,430,000	1,494,350
Targa Resources Partners LP
4.250%, 11/15/2023 (S)		280,000	255,500
6.375%, 08/01/2022		2,032,000	2,171,700
TMK OAO
6.750%, 04/03/2020 (S)		260,000	253,175
Xinergy Corp.
9.250%, 05/15/2019 (S)		4,200,000	2,856,000

			187,851,855
Financials - 7.5%
Ally Financial, Inc.
8.000%, 03/15/2020		1,980,000	2,376,000
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		2,490,000	2,241,000
Barclays Bank PLC
7.625%, 11/21/2022		1,190,000	1,250,988
10.179%, 06/12/2021 (S)		3,270,000	4,331,246
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		9,510,000	9,330,700
Co-operative Group Holdings 2011
6.875%, 07/08/2020	GBP	387,000	644,323
7.500%, 07/08/2026		720,000	1,197,000
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		$630,000	620,550

64

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Corrections Corp. of America
4.125%, 04/01/2020		$880,000	$860,200
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q)(S)		1,560,000	1,770,600
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,550,000	1,612,000
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		4,400,000	4,581,192
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,551,413
Jack Cooper Finance Company
9.250%, 06/01/2020 (S)		$2,050,000	2,203,750
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		3,100,000	3,332,500
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)		1,240,000	1,116,000
KION Finance SA
6.750%, 02/15/2020 (S)	EUR	3,817,000	5,679,265
KM Germany Holdings GmbH
8.750%, 12/15/2020		825,000	1,241,519
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)		870,000	1,309,239
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		$1,740,000	1,861,800
M&T Bank Corp.
6.875%, 06/15/2016 (Q)(S)		2,900,000	2,870,031
Nationstar Mortgage LLC
6.500%, 08/01/2018		1,970,000	2,004,475
7.875%, 10/01/2020		2,000,000	2,075,000
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		3,660,000	3,623,400
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (S)		1,340,000	1,139,000
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)		980,000	1,296,050
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		430,000	468,700
SLM Corp.
8.450%, 06/15/2018		2,090,000	2,434,850
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		1,800,000	1,912,500
Stearns Holdings, Inc.
9.375%, 08/15/2020 (S)		1,300,000	1,345,500
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	1,208,131
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		$4,480,000	4,648,000
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		4,650,000	4,847,625
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	894,721

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
TMX Finance LLC
8.500%, 09/15/2018 (S)		$1,170,000	$1,243,125
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	355,360
Watco Companies LLC
6.375%, 04/01/2023 (S)		$2,530,000	2,523,675

			84,001,428
Health Care - 4.4%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021 (S)		1,530,000	1,579,725
12.875%, 11/01/2018		1,469,000	1,784,835
Alere, Inc.
6.500%, 06/15/2020		3,375,000	3,459,375
ConvaTec Finance International SA, PIK
8.250%, 01/15/2019 (S)		530,000	543,913
DJO Finance LLC
9.750%, 10/15/2017		863,000	873,788
9.875%, 04/15/2018		2,910,000	3,139,163
ExamWorks Group, Inc.
9.000%, 07/15/2019		3,996,000	4,355,640
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		3,700,000	3,949,750
HCA Holdings, Inc.
6.250%, 02/15/2021		2,160,000	2,262,600
HCA, Inc.
5.875%, 05/01/2023		1,300,000	1,290,250
IASIS Healthcare LLC
8.375%, 05/15/2019		5,430,000	5,742,225
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)		970,000	1,088,825
Labco SAS
8.500%, 01/15/2018 (S)	EUR	299,000	431,260
Ontex IV SA
9.000%, 04/15/2019 (S)		370,000	543,771
9.000%, 04/15/2019		480,000	705,433
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (S)		$3,310,000	1,158,500
Radnet Management, Inc.
10.375%, 04/01/2018		3,260,000	3,390,400
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)		3,880,000	4,054,600
8.125%, 04/01/2022		610,000	661,850
9.250%, 02/01/2015		200,000	217,000
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)		3,160,000	3,175,800
WellCare Health Plans, Inc.
5.750%, 11/15/2020		4,370,000	4,490,175

			48,898,878
Industrials - 14.1%
Aguila 3 SA
7.875%, 01/31/2018 (S)		2,690,000	2,854,763
Air Canada
8.750%, 04/01/2020 (S)		2,060,000	2,098,765
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		1,150,000	1,144,250
Alliant Techsystems, Inc.
5.250%, 10/01/2021 (S)		2,550,000	2,562,750
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021		1,109,200	1,178,525

65

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		$1,437,769	$1,513,252
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		1,520,000	1,516,200
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		3,240,000	3,240,000
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)		2,970,000	2,981,138
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		2,000,000	2,025,000
American Reprographics Company
10.500%, 12/15/2016		3,920,000	4,140,500
Andrade Gutierrez International SA
4.000%, 04/30/2018 (S)		1,670,000	1,615,725
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		2,230,000	2,386,100
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		3,720,000	3,645,600
Astaldi Spa
7.125%, 12/01/2020 (S)	EUR	990,000	1,395,658
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		$2,820,000	2,523,900
Beverage Packaging Holdings
Luxembourg II SA
8.000%, 12/15/2016	EUR	158,000	214,691
CBC Ammo LLC
7.250%, 11/15/2021 (S)		$4,520,000	4,390,050
CMA CGM SA
8.500%, 04/15/2017 (S)		4,080,000	3,927,000
8.875%, 04/15/2019 (S)	EUR	900,000	1,204,577
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		$500,179	522,687
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		369,422	387,893
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		275,282	278,943
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		42,674	47,154
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,336,621	1,466,941
Delta Air Lines 2007-1 Class C Pass
Through Trust
8.954%, 08/10/2014		53,002	54,062
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,501,191	1,696,346
Delta Air Lines Pass Through Certificates
Series 2012-1, Class B
6.875%, 05/07/2019 (S)		669,715	716,595
Dematic SA
7.750%, 12/15/2020 (S)		7,530,000	8,038,275
Ducommun, Inc.
9.750%, 07/15/2018		3,914,000	4,364,110

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Erickson Air-Crane, Inc.
8.250%, 05/01/2020 (S)		$5,648,000	$5,753,900
Europcar Groupe SA
9.375%, 04/15/2018 (S)	EUR	140,000	202,597
11.500%, 05/15/2017 (S)		1,480,000	2,348,958
11.500%, 05/15/2017		400,000	634,854
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,610,000	2,766,600
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		3,693,761	3,823,043
Garda World Security Corp.
7.250%, 11/15/2021 (S)		840,000	852,600
GenCorp, Inc.
7.125%, 03/15/2021		1,420,000	1,519,400
H&E Equipment Services, Inc.
7.000%, 09/01/2022		3,280,000	3,583,400
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		2,660,000	2,799,650
Hawaiian Airlines 2013-1 Class B Pass
Through Certificates
4.950%, 01/15/2022		2,640,000	2,402,400
Horizon Lines LLC
11.000%, 10/15/2016		2,040,000	2,037,450
Horizon Lines LLC, PIK
13.000%, 10/15/2016		1,957,340	1,761,606
International Lease Finance Corp.
3.875%, 04/15/2018		290,000	291,991
4.625%, 04/15/2021		960,000	928,800
8.250%, 12/15/2020		3,080,000	3,657,500
8.625%, 01/15/2022 (L)		3,800,000	4,588,500
8.750%, 03/15/2017		910,000	1,070,388
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,890,000	1,998,675
JM Huber Corp.
9.875%, 11/01/2019 (S)		1,540,000	1,771,000
Kloeckner Pentaplast GmbH & Company
11.625%, 07/15/2017	EUR	630,000	984,451
11.625%, 07/15/2017 (S)		870,000	1,359,480
Michael Baker International LLC / CDL
Acquisition Company, Inc.
8.250%, 10/15/2018 (S)		$3,060,000	3,136,500
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		2,950,000	2,986,875
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		2,090,000	2,189,275
Quality Distribution LLC
9.875%, 11/01/2018		3,690,000	4,086,675
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		3,185,000	3,324,344
Rexel SA
5.250%, 06/15/2020 (S)		2,150,000	2,176,875
syncreon Group BV
8.625%, 11/01/2021 (S)		3,660,000	3,797,250
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	800,000	1,179,439
TMS International Corp.
7.625%, 10/15/2021 (S)		$1,270,000	1,339,850
TransUnion Holding Company, Inc.
9.625%, 06/15/2018		2,300,000	2,481,125
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)	EUR	200,000	275,864
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021 (S)		$2,230,000	2,377,400

66

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021		$5,800,000	$5,843,500
United Rentals North America, Inc.
7.625%, 04/15/2022		3,884,000	4,350,080
UR Merger Sub Corp.
8.250%, 02/01/2021		830,000	944,125
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		280,000	296,100
US Airways 2012-2 Class C Pass
Through Trust
5.450%, 06/03/2018		1,380,000	1,360,956
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		1,100,000	1,069,750
WESCO Distribution, Inc.
5.375%, 12/15/2021 (S)		1,930,000	1,944,475
Wyle Services Corp.
10.500%, 04/01/2018 (S)		1,245,000	1,195,200

			157,624,351
Information Technology - 2.9%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		2,240,000	2,326,800
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		1,980,000	2,056,725
6.125%, 09/15/2023 (S)		1,910,000	2,000,725
Ancestry.com, Inc.
11.000%, 12/15/2020		1,290,000	1,499,625
APX Group, Inc.
6.375%, 12/01/2019		1,910,000	1,929,100
Audatex North America, Inc.
6.125%, 11/01/2023 (S)		770,000	795,025
Bankrate, Inc.
6.125%, 08/15/2018 (S)		1,010,000	1,057,975
Belden, Inc.
5.500%, 09/01/2022 (S)		1,820,000	1,783,600
Cerved Group SpA
8.000%, 01/15/2021	EUR	350,000	504,829
Cerved Technologies SpA
6.375%, 01/15/2020 (S)		250,000	359,974
8.000%, 01/15/2021 (S)		350,000	504,829
First Data Corp.
6.750%, 11/01/2020 (S)		$2,010,000	2,105,475
12.625%, 01/15/2021		2,920,000	3,423,700
Healthcare Technology Intermediate, Inc.,
PIK
7.375%, 09/01/2018 (S)		2,000,000	2,055,000
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018 (S)		2,340,000	2,439,450
Kemet Corp.
10.500%, 05/01/2018		490,000	476,525
NXP BV
5.750%, 03/15/2023 (S)		1,580,000	1,615,550
VeriSign, Inc.
4.625%, 05/01/2023		3,560,000	3,408,700
Zayo Group LLC
8.125%, 01/01/2020		2,060,000	2,271,150

			32,614,757
Materials - 9.5%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)		1,220,000	1,277,950

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Appvion, Inc.
9.000%, 06/01/2020 (S)		$6,710,000	$6,575,800
ArcelorMittal
6.750%, 02/25/2022		910,000	986,213
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		1,165,131	1,246,690
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (S)		2,140,000	2,081,150
7.000%, 11/15/2020 (S)		1,530,000	1,533,825
7.375%, 10/15/2017 (S)	EUR	750,000	1,090,438
9.125%, 10/15/2020 (S)		$4,130,000	4,439,750
9.250%, 10/15/2020 (S)	EUR	830,000	1,223,668
Axiall Corp.
4.875%, 05/15/2023 (S)		$1,350,000	1,269,000
Ball Corp.
4.000%, 11/15/2023		2,450,000	2,198,875
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		2,260,000	2,124,400
Barrick Gold Corp.
4.100%, 05/01/2023		600,000	540,708
BOE Intermediate Holding Corp., PIK
9.000%, 11/01/2017 (S)		1,076,865	1,109,171
Cemex SAB de CV
9.000%, 01/11/2018		800,000	876,000
Clearwater Paper Corp.
4.500%, 02/01/2023		1,300,000	1,173,250
Coeur Mining, Inc.
7.875%, 02/01/2021		3,620,000	3,656,200
Eagle Spinco, Inc.
4.625%, 02/15/2021 (S)		1,420,000	1,377,400
Evraz Group SA
6.750%, 04/27/2018 (S)		5,200,000	5,187,000
Exopack Holdings SA
7.875%, 11/01/2019 (S)		3,700,000	3,718,500
Fibria Overseas Finance, Ltd.
6.750%, 03/03/2021 (S)		790,000	861,100
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)		5,640,000	6,064,200
7.000%, 11/01/2015 (S)		370,000	383,413
8.250%, 11/01/2019 (S)		120,000	134,100
Global Brass & Copper, Inc.
9.500%, 06/01/2019		2,530,000	2,827,275
Graphic Packaging International, Inc.
4.750%, 04/15/2021		1,170,000	1,152,450
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		450,000	452,813
7.875%, 02/15/2016	EUR	861,607	1,182,460
Kerling PLC
10.625%, 02/01/2017 (S)		1,261,000	1,835,531
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		$3,660,000	3,037,800
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		2,294,000	550,560
Molycorp, Inc.
10.000%, 06/01/2020 (L)		2,130,000	2,092,725
New World Resources NV
7.875%, 01/15/2021 (S)	EUR	1,850,000	1,036,950
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)		$930,000	962,550
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)		2,500,000	2,562,500
Resolute Forest Products, Inc.
5.875%, 05/15/2023 (S)		3,820,000	3,466,650

67

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Ryerson, Inc.
9.000%, 10/15/2017		$3,400,000	$3,578,500
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		900,000	882,000
St. Barbara, Ltd.
8.875%, 04/15/2018 (S)		4,190,000	3,477,700
Steel Dynamics, Inc.
6.125%, 08/15/2019		1,250,000	1,356,250
Styrolution Group GmbH
7.625%, 05/15/2016	EUR	1,289,000	1,843,448
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017 (L)		$2,390,000	2,664,850
12.500%, 05/01/2019		2,070,000	2,142,450
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		4,940,000	4,742,400
6.750%, 06/07/2016 (S)		1,300,000	1,345,500
8.750%, 01/15/2014		990,000	990,000
8.750%, 01/15/2014 (S)		2,060,000	2,060,000
Verso Paper Holdings LLC
11.750%, 01/15/2019		2,380,000	2,481,150
11.750%, 01/15/2019 (L)		1,099,000	758,310
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)		4,910,000	5,192,325
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		600,000	610,500

			106,414,448
Telecommunication Services - 8.6%
Axtel SAB de CV (7.000% until
01/31/2014, then 8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)		2,329,000	2,189,260
CenturyLink, Inc.
6.450%, 06/15/2021		2,150,000	2,241,375
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		100,000	90,500
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		3,280,000	3,575,200
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)		6,630,000	6,348,225
7.250%, 04/01/2019 to 10/15/2020		4,041,000	4,392,731
7.500%, 04/01/2021		240,000	263,700
Level 3 Financing, Inc.
7.000%, 06/01/2020		2,000,000	2,120,000
8.625%, 07/15/2020		2,760,000	3,091,200
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)	EUR	1,710,000	2,400,227
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	1,084,989
SoftBank Corp.
4.500%, 04/15/2020 (S)		$2,890,000	2,871,938
Sprint Capital Corp.
6.875%, 11/15/2028		6,530,000	6,203,500
8.750%, 03/15/2032		9,500,000	10,212,500
Sprint Communications, Inc.
6.000%, 11/15/2022		560,000	555,800
9.000%, 11/15/2018 (S)		2,380,000	2,879,800
Sprint Corp.
7.875%, 09/15/2023 (S)		5,870,000	6,427,650
T-Mobile USA, Inc.
6.125%, 01/15/2022		950,000	967,813
6.542%, 04/28/2020		1,170,000	1,240,200
6.731%, 04/28/2022		830,000	865,275

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
tw telecom holdings, inc.
6.375%, 09/01/2023 (S)		$5,010,000	$5,285,550
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		2,300,000	2,512,750
Verizon Communications, Inc.
5.150%, 09/15/2023		3,800,000	4,053,479
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	649,650
8.250%, 05/23/2016		1,920,000	2,126,400
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	2,924,320
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		11,960,010	12,348,710
Windstream Corp.
6.375%, 08/01/2023		1,500,000	1,432,500
7.500%, 06/01/2022 to 04/01/2023		5,220,000	5,348,725

			96,703,967
Utilities - 3.2%
AES Corp.
4.875%, 05/15/2023		2,310,000	2,177,175
7.375%, 07/01/2021		1,570,000	1,774,100
Atlantic Power Corp.
9.000%, 11/15/2018		6,370,000	6,529,250
Calpine Corp.
5.875%, 01/15/2024 (S)		2,530,000	2,517,350
7.500%, 02/15/2021 (S)		1,748,000	1,905,320
GenOn REMA LLC
9.237%, 07/02/2017		4,134,262	4,258,289
9.681%, 07/02/2026		4,350,000	4,480,500
Midwest Generation LLC, Series B
8.560%, 01/02/2016 (H)		2,384,579	2,730,343
Mirant Mid Atlantic LLC
9.125%, 06/30/2017		314,084	331,751
10.060%, 12/30/2028		4,973,773	5,520,888
Red Oak Power LLC
9.200%, 11/30/2029		720,000	781,200
Suburban Propane Partners LP
7.375%, 03/15/2020		2,210,000	2,370,225

			35,376,391

TOTAL CORPORATE BONDS (Cost $994,795,147)			$1,012,373,837

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
Deutsche Postbank Funding Trust IV
(5.983% 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,448,142
ING Capital Funding Trust III
3.848%, 03/31/2014 (P)(Q)		$490,000	487,550
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)		1,842,000	1,980,150

			3,915,842

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,585,295)			$3,915,842

68

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS - 0.0%
Telecommunication Services - 0.0%
Axtel SAB de CV (7.000% until
01/31/2014, then 8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)	MXN	2,655,000	$283,276

			283,276

TOTAL CONVERTIBLE BONDS (Cost $414,542)			$283,276

ASSET BACKED SECURITIES - 0.0%
Dynegy Roseton LLC / Dynegy
Danskammer LLC Pass Through Trust
7.670%, 08/11/2016		$1,820,000	0

TOTAL ASSET BACKED SECURITIES (Cost $903,859)			$0

TERM LOANS (M) - 2.0%
Consumer Discretionary - 1.1%
Camping World, Inc.,
TBD 02/14/2020 (T)		3,440,000	3,450,750
Equinox Holdings, Inc.
9.750%, 07/31/2020		2,340,000	2,369,250
Gymboree Corp.
5.000%, 02/23/2018		1,170,000	1,134,412
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017		4,508,333	4,959,167

			11,913,579
Consumer Staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		970,000	960,300
Energy - 0.2%
FTS International, Inc.
8.500%, 05/06/2016		2,410,000	2,394,436
Health Care - 0.1%
Immucor, Inc.
5.000%, 08/17/2018		1,185,363	1,189,808
Industrials - 0.3%
Intelligrated, Inc.
10.500%, 01/30/2020		3,850,000	3,946,250
Information Technology - 0.2%
Kronos, Inc.
9.750%, 04/30/2020		1,810,000	1,865,808

TOTAL TERM LOANS (Cost $21,005,216)			$22,270,181

COMMON STOCKS - 2.1%
Consumer Discretionary - 0.0%
Bossier Casino Venture Holdco, Inc. (I)(S)		163,507	$327,014
William Lyon Homes, Class A (I)		7,324	159,297

			486,311
Financials - 1.3%
Citigroup, Inc.		119,793	6,339,446
KCAD Holdings I, Ltd. (I)		752,218,031	5,619,069
Realogy Holdings Corp. (I)		19,214	910,551
Realogy Holdings Corp. (I)		28,147	1,333,886

			14,202,952
Industrials - 0.7%
DeepOcean Group Holdings AS (I)		151,066	5,936,894
Horizon Lines, Inc., Class A (I)(L)		1,563,813	1,610,727
Nortek, Inc. (I)		2,284	166,823

			7,714,444

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 0.1%
LyondellBasell Industries NV, Class A	7,952	$613,735

TOTAL COMMON STOCKS (Cost $20,232,437)		$23,017,442

PREFERRED SECURITIES - 1.3%
Financials - 1.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	$1,324,307
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	394,500	10,588,380
Santander Finance Preferred
SAU, 10.500%	1,790	1,841,463

		13,754,150
Materials - 0.1%
ArcelorMittal, 6.000%	19,800	499,950

TOTAL PREFERRED SECURITIES (Cost $13,626,272)		$14,254,100

WARRANTS - 0.0%
Jack Cooper Holdings Corp. (Expiration
Date: 05/16/2018; Strike
Price: $27.33) (I)(S)	2,163	270,375

TOTAL WARRANTS (Cost $118,257)		$270,375

SECURITIES LENDING COLLATERAL - 1.2%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	1,375,962	$13,770,770

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,770,746)		$13,770,770

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional Liquid Reserves
Fund, 0.0719% (Y)	$4,261,530	$4,261,530

TOTAL SHORT-TERM INVESTMENTS (Cost $4,261,530)		$4,261,530

Total Investments (High Yield Fund)
(Cost $1,092,262,805) - 99.2%		$1,111,113,614
Other assets and liabilities, net - 0.8%		8,497,547

TOTAL NET ASSETS - 100.0%		$1,119,611,161

International Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Argentina - 0.8%
MercadoLibre, Inc.	49,100	$5,435,861
Australia - 3.4%
Brambles, Ltd.	581,524	5,028,363
Cochlear, Ltd.	37,122	1,973,364
Fortescue Metals Group, Ltd.	2,294,718	11,846,688
Woodside Petroleum, Ltd.	145,255	4,938,881

		23,787,296
Brazil - 2.6%
BM&F Bovespa SA	1,283,100	6,365,341

69

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Itau Unibanco Holding SA, ADR	421,190	$5,926,143
Vale SA (Preference A Shares), ADR	451,700	6,337,351

		18,628,835
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA, ADR	134,600	3,366,346
China - 12.1%
Baidu, Inc., ADR (I)	232,000	38,644,240
CNOOC, Ltd.	252,000	516,542
New Oriental Education & Technology
Group, ADR	200,500	5,952,845
Tencent Holdings, Ltd.	623,400	36,276,404
Youku.com, Inc., ADR (I)	139,628	3,934,717

		85,324,748
Denmark - 3.2%
Chr Hansen Holding A/S	32,003	1,172,775
Novo Nordisk A/S, B Shares	76,024	13,582,743
Novozymes A/S, B shares	197,515	7,623,557

		22,379,075
France - 4.8%
Essilor International SA	41,005	4,296,938
Kering	70,129	15,552,423
L’Oreal SA	85,969	14,368,057

		34,217,418
Germany - 2.4%
Aixtron SE NA (I)	202,554	2,806,628
HeidelbergCement AG	61,334	4,789,086
SMA Solar Technology AG	55,246	2,209,926
Volkswagen AG	27,865	7,238,046

		17,043,686
Hong Kong - 4.1%
AIA Group, Ltd.	4,197,600	21,236,122
Belle International Holdings, Ltd.	1,527,000	1,889,818
Hong Kong Exchanges & Clearing, Ltd.	323,328	5,701,536

		28,827,476
Ireland - 0.6%
James Hardie Industries, Ltd.	365,006	4,158,404
Italy - 4.3%
Fiat SpA (I)	1,811,880	14,373,745
UniCredit SpA	2,254,721	16,234,026

		30,607,771
Japan - 10.8%
Gree, Inc.	219,700	2,006,009
Kyocera Corp.	75,000	3,974,566
Rakuten, Inc.	1,233,900	18,989,702
Sanrio Company, Ltd.	94,600	4,334,783
SMC Corp.	52,900	12,756,949
SoftBank Corp.	419,600	34,016,888
Yamada Denki Company, Ltd.	74,600	260,153

		76,339,050
Norway - 1.0%
Schibsted ASA	111,874	7,212,656
Peru - 1.2%
Credicorp, Ltd., ADR	67,283	8,645,866
Portugal - 0.7%
Jeronimo Martins SGPS SA	244,193	5,032,416

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia - 0.9%
Magnit OJSC, GDR	45,252	$2,976,921
Mail.ru Group, Ltd., GDR	79,567	3,285,154

		6,262,075
Singapore - 0.3%
Singapore Exchange, Ltd.	413,000	2,381,199
South Africa - 0.1%
Impala Platinum Holdings, Ltd.	37,390	434,388
South Korea - 3.3%
Celltrion, Inc. (I)	103,877	4,207,892
NAVER Corp.	17,783	11,604,753
Samsung Electronics Company, Ltd.	5,161	7,279,559

		23,092,204
Spain - 8.2%
Banco Popular Espanol SA (I)	2,430,302	14,080,900
Banco Santander SA	1,276,284	11,320,082
Distribuidora Internacional de Alimentacion SA	727,961	6,662,375
Inditex SA	162,292	25,850,368

		57,913,725
Sweden - 8.5%
Alfa Laval AB	330,189	7,819,461
Atlas Copco AB, A Shares	823,744	22,907,886
Elekta AB, B Shares	280,494	4,195,152
Investment AB Kinnevik, B Shares	184,934	7,261,528
Sandvik AB	493,250	6,870,745
Svenska Handelsbanken AB, A Shares	233,489	10,838,368

		59,893,140
Switzerland - 7.1%
ABB, Ltd. (I)	276,676	7,073,882
Cie Financiere Richemont SA	174,228	17,640,452
Geberit AG	31,775	9,334,793
Syngenta AG	30,031	11,771,722
The Swatch Group AG, BR Shares	6,050	3,958,228

		49,779,077
Taiwan - 0.7%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,395,000	4,941,920
Turkey - 1.7%
BIM Birlesik Magazalar AS	142,238	3,198,877
Turkiye Garanti Bankasi AS	2,441,731	9,146,150

		12,345,027
United Kingdom - 14.5%
Aggreko PLC	339,692	8,908,771
ARM Holdings PLC	1,131,719	18,805,909
British American Tobacco PLC	163,073	8,679,734
Meggitt PLC	1,065,375	8,683,264
Prudential PLC	1,127,807	24,090,346
Rolls-Royce Holdings PLC (I)	937,869	18,909,488
Standard Chartered PLC	609,665	14,443,728

		102,521,240

TOTAL COMMON STOCKS (Cost $511,540,704)		$690,570,899

PREFERRED SECURITIES - 1.2%
Germany - 1.2%
Porsche Automobil Holding SE	78,792	8,016,009

70

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
United Kingdom - 0.0%
Rolls-Royce Holdings PLC, C Shares (I)	80,656,734	$131,979

TOTAL PREFERRED SECURITIES (Cost $4,178,377)		$8,147,988

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
State Street Institutional Liquid Reserves
Fund, 0.0719% (Y)	6,923,024	6,923,024

TOTAL SHORT-TERM INVESTMENTS (Cost $6,923,024)		$6,923,024

Total Investments (International Growth Opportunities Fund)
(Cost $522,642,105) - 100.0%		$705,641,911
Other assets and liabilities, net - 0.0%		69,444

TOTAL NET ASSETS - 100.0%		$705,711,355

International Growth Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.8%
Australia - 2.5%
Amcor, Ltd.	449,279	$4,511,636
Brambles, Ltd.	948,734	8,203,580
CSL, Ltd.	80,112	5,008,744

		17,723,960
Belgium - 1.5%
Anheuser-Busch InBev NV	103,601	10,552,187
Brazil - 3.2%
Banco Bradesco SA, ADR	714,968	9,487,625
BM&F Bovespa SA	2,548,200	12,641,386

		22,129,011
Canada - 7.2%
Agrium, Inc.	51,983	4,686,811
Canadian National Railway Company	52,795	5,954,499
Cenovus Energy, Inc.	208,165	6,081,071
CGI Group, Inc., Class A (I)	282,070	10,411,543
EnCana Corp.	162,566	3,121,120
Fairfax Financial Holdings, Ltd.	15,677	6,037,537
Suncor Energy, Inc.	392,523	13,642,534

		49,935,115
China - 4.6%
Baidu, Inc., ADR (I)	78,912	13,144,372
CNOOC, Ltd.	5,316,907	10,898,442
Industrial & Commercial Bank of China, Ltd.,
H Shares	10,898,539	7,870,845

		31,913,659
Denmark - 2.5%
Carlsberg A/S	99,606	10,910,308
Novo Nordisk A/S, Class B	37,003	6,611,100

		17,521,408
France - 4.5%
Publicis Groupe SA	144,423	12,764,945
Schneider Electric SA	92,239	7,785,519
Total SA	176,153	10,661,203

		31,211,667

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany - 8.2%
Adidas AG	79,503	$9,667,658
Allianz SE	57,333	9,931,767
Deutsche Boerse AG	99,926	7,711,723
Deutsche Post AG	201,156	7,114,143
Deutsche Telekom AG	497,177	7,899,016
SAP AG	175,004	14,490,525

		56,814,832
Hong Kong - 4.4%
Belle International Holdings, Ltd.	4,225,000	5,228,867
China Mobile, Ltd.	444,034	4,802,224
Galaxy Entertainment Group, Ltd. (I)	1,340,910	10,494,311
Hutchison Whampoa, Ltd.	800,410	10,231,194

		30,756,596
Ireland - 1.2%
Shire PLC	191,030	8,655,718
Israel - 1.5%
Teva Pharmaceutical Industries, Ltd., ADR	264,070	10,763,493
Japan - 4.9%
Denso Corp.	111,153	5,574,241
FANUC Corp.	45,088	7,597,472
Keyence Corp.	16,073	6,462,558
Komatsu, Ltd.	198,117	4,124,915
Toyota Motor Corp.	165,470	10,319,342

		34,078,528
Mexico - 2.4%
America Movil SAB de CV, Series L, ADR	176,363	4,098,676
Fomento Economico Mexicano SAB
de CV, ADR	34,316	3,258,304
Grupo Televisa SA, ADR	298,020	9,092,590

		16,449,570
Netherlands - 2.6%
Royal Dutch Shell PLC, B Shares	286,397	10,026,573
Unilever NV	202,691	7,978,674

		18,005,247
Singapore - 3.9%
Avago Technologies, Ltd.	227,429	10,172,899
Keppel Corp., Ltd.	1,083,135	9,767,072
United Overseas Bank, Ltd.	454,834	7,589,854

		27,529,825
South Korea - 3.5%
Hyundai Mobis	38,930	11,296,995
Samsung Electronics Company, Ltd.	9,127	12,873,577

		24,170,572
Spain - 1.6%
Amadeus IT Holding SA, A Shares	297,733	11,135,801
Sweden - 3.7%
Ericsson LM, B Shares	414,339	5,178,837
Investor AB, B Shares	254,542	8,302,317
Kinnevik Investment AB, B Shares	152,955	6,005,856
Swedbank AB, A Shares	235,598	6,009,255

		25,496,265
Switzerland - 9.8%
ABB, Ltd. (I)	400,147	10,230,712
Informa PLC	675,046	6,147,938
Julius Baer Group, Ltd. (I)	163,441	7,636,260
Nestle SA	129,202	9,429,203
Novartis AG	95,576	7,542,342

71

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Roche Holdings AG	51,231	$14,250,636
Syngenta AG	21,747	8,524,513
UBS AG (I)	228,601	4,345,261

		68,106,865
Taiwan - 1.2%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,415,000	8,555,367
Turkey - 0.9%
Akbank T.A.S.	1,735,979	6,313,051
United Kingdom - 17.0%
Aberdeen Asset Management PLC	1,041,495	8,352,381
British American Tobacco PLC	258,951	13,782,943
British Sky Broadcasting Group PLC	890,561	11,932,376
Centrica PLC	1,167,664	6,462,120
Compass Group PLC	1,043,442	15,722,048
Imperial Tobacco Group PLC	245,484	9,319,420
Kingfisher PLC	1,049,212	6,436,998
Next PLC	61,998	5,566,129
Reed Elsevier PLC	1,328,164	19,189,267
Smith & Nephew PLC	606,252	8,076,881
WPP PLC	613,233	13,533,699

		118,374,262

TOTAL COMMON STOCKS (Cost $504,449,756)		$646,192,999

PREFERRED SECURITIES - 1.2%
Germany - 1.2%
Volkswagen AG	30,744	8,155,291

TOTAL PREFERRED SECURITIES (Cost $4,974,135)		$8,155,291

SHORT-TERM INVESTMENTS - 6.4%
Money Market Funds - 6.4%
State Street Institutional Liquid Reserves
Fund, 0.0719% (Y)	44,592,103	44,592,103

TOTAL SHORT-TERM INVESTMENTS (Cost $44,592,103)		$44,592,103

Total Investments (International Growth Stock Fund)
(Cost $554,015,994) - 100.4%		$698,940,393
Other assets and liabilities, net - (0.4%)		(2,488,928)

TOTAL NET ASSETS - 100.0%		$696,451,465

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.2%
Australia - 0.1%
Emeco Holdings, Ltd.	3,881,141	$705,191
Pacific Brands, Ltd.	182,972	109,033

		814,224
Austria - 0.9%
Wienerberger AG	378,164	6,320,242
Bahamas - 1.3%
Steiner Leisure, Ltd. (I)	151,810	8,981,080
Belgium - 1.1%
Barco NV	99,780	7,579,029

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil - 1.3%
Cia de Saneamento de Minas Gerais	213,600	$3,520,271
Diagnosticos da America SA	1,023,400	5,182,216

		8,702,487
Canada - 8.3%
AGF Management, Ltd., Class B (L)	345,400	4,697,219
ATS Automation Tooling Systems, Inc. (I)	285,520	3,533,564
Canaccord Financial, Inc. (L)	542,706	3,110,517
Dorel Industries, Inc., Class B	193,200	6,709,407
Enerflex, Ltd. (L)	327,300	4,309,376
Ensign Energy Services, Inc.	343,700	5,240,168
Genworth MI Canada, Inc.	294,500	9,559,367
HudBay Minerals, Inc.	1,214,170	8,935,871
Mullen Group, Ltd.	295,470	7,794,479
Trican Well Service, Ltd.	276,900	3,293,978

		57,183,946
China - 2.4%
Daphne International Holdings, Ltd. (L)	6,184,000	2,845,272
Kingdee International Software
Group Company, Ltd. (I)(L)	27,712,000	8,041,840
Prince Frog International Holdings, Ltd. (L)	874,400	433,780
Springland International Holdings, Ltd. (L)	9,712,000	4,998,108

		16,319,000
Finland - 4.2%
Amer Sports OYJ	706,643	13,830,231
Huhtamaki OYJ	595,286	14,881,332

		28,711,563
France - 2.2%
Beneteau SA (I)	266,260	4,775,007
Ipsos SA	252,300	10,513,012

		15,288,019
Germany - 5.3%
Gerresheimer AG	132,680	8,944,640
Gildemeister AG	317,500	9,797,856
Jenoptik AG	212,765	3,508,273
Kloeckner & Company SE (I)	561,425	7,824,017
Leoni AG	89,430	6,680,814

		36,755,600
Greece - 0.8%
JUMBO SA (I)	335,840	5,223,157
Hong Kong - 6.5%
Dah Sing Financial Holdings, Ltd.	1,251,974	7,339,476
Digital China Holdings, Ltd.	2,065,900	2,412,028
Luk Fook Holdings International, Ltd.	1,500	5,517
MIE Holdings Corp. (L)	12,910,000	2,830,703
Stella International Holdings, Ltd. (L)	2,709,500	6,573,722
Techtronic Industries Company	5,506,000	14,735,180
Value Partners Group, Ltd.	4,780,800	3,165,054
Yingde Gases	6,902,500	7,397,613

		44,459,293
India - 0.6%
Jain Irrigation Systems, Ltd.	3,389,168	3,852,205
Italy - 1.9%
Amplifon SpA	798,254	4,281,967
Azimut Holding SpA	229,201	5,850,600
MARR SpA	189,431	3,045,069

		13,177,636

72

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan - 12.4%
Asahi Company, Ltd. (I)(L)	233,400	$3,768,610
Asics Corp.	737,400	12,180,450
CAPCOM Company, Ltd.	125,800	2,433,848
Descente, Ltd.	910,860	6,450,246
en-japan, Inc. (I)(L)	226,800	4,682,126
Keihin Corp.	435,600	7,225,471
Kobayashi Pharmaceutical Company, Ltd.	229,000	12,508,166
Meitec Corp.	346,511	9,769,309
Nissin Kogyo Company, Ltd.	145,410	2,912,606
Seria Company, Ltd. (L)	120,700	4,663,473
Shinko Plantech Company, Ltd.	529,700	3,980,442
Square Enix Company, Ltd.	474,600	8,131,130
Tokai Rika Company, Ltd.	185,800	3,772,249
Unipres Corp.	147,000	2,585,071

		85,063,197
Liechtenstein - 0.3%
Verwaltungs & Privat Bank AG	23,205	2,367,356
Luxembourg - 0.7%
Oriflame Cosmetics SA SDR (L)	149,210	4,643,587
Netherlands - 6.6%
Aalberts Industries NV	400,761	12,197,125
Accell Group	187,804	3,336,627
Arcadis NV	335,790	11,445,801
Beter Bed Holding NV	157,620	3,608,442
Royal Imtech NV (I)(L)	1,073,500	2,970,291
TKH Group NV	158,458	5,411,464
USG People NV	482,204	6,399,296

		45,369,046
Norway - 1.3%
Tomra Systems ASA	1,064,160	9,332,049
Singapore - 0.2%
Sakari Resources, Ltd. (I)	1,380,000	1,752,793
South Korea - 9.4%
Binggrae Company, Ltd.	63,919	5,963,094
BS Financial Group, Inc.	699,660	10,781,518
Daum Communications Corp. (I)	47,699	3,826,630
DGB Financial Group, Inc.	465,200	7,467,150
Hyundai Mipo Dockyard	61,574	10,487,325
KIWOOM Securities Company, Ltd.	60,289	3,117,621
Korea Investment Holdings Company, Ltd.	80,900	3,109,063
Mirae Asset Securities Company, Ltd.	147,000	4,901,839
Sindoh Company, Ltd.	127,171	7,807,093
Youngone Corp.	185,810	6,842,176

		64,303,509
Spain - 2.8%
Construcciones y Auxiliar de Ferrocarriles SA	21,113	11,462,577
Melia Hotels International SA (L)	249,458	3,005,833
Tecnicas Reunidas SA	84,949	4,599,475

		19,067,885
Sweden - 0.5%
Duni AB	257,510	3,167,797
Switzerland - 4.3%
Logitech International SA (L)	778,790	8,924,933
Nobel Biocare Holding AG (I)	393,500	5,772,386
Panalpina Welttransport Holding AG	49,270	8,111,773
Vontobel Holding AG	174,666	6,439,083

		29,248,175

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan - 4.9%
D-Link Corp.	10,667,668	$6,260,905
Giant Manufacturing Company, Ltd.	1,461,746	10,297,468
Simplo Technology Company, Ltd. (I)	2,188,300	9,716,611
Ta Chong Bank, Ltd. (I)	9,152,225	3,310,400
Tripod Technology Corp.	2,573,000	4,426,619

		34,012,003
Thailand - 1.7%
Bank of Ayudhya PCL	4,341,810	5,239,047
Glow Energy PCL	1,396,088	2,945,654
Hana Microelectronics PCL	5,091,800	3,472,763

		11,657,464
Turkey - 0.2%
Aygaz AS	318,083	1,357,624
United Kingdom - 9.0%
African Minerals, Ltd. (I)	1,132,170	3,702,656
Bellway PLC	228,666	5,382,861
Bodycote PLC	322,525	3,171,033
Bovis Homes Group PLC	350,650	4,458,336
Debenhams PLC	3,027,480	4,781,970
Dignity PLC	142,619	3,122,286
Greggs PLC	1,227,780	8,873,918
Homeserve PLC	1,070,300	4,492,976
Just Retirement Group PLC (I)	855,752	2,807,535
Laird PLC	1,683,800	7,195,837
Man Group PLC	4,338,558	6,287,738
Persimmon PLC (I)	232,215	4,406,320
UBM PLC	255,680	2,844,247

		61,527,713

TOTAL COMMON STOCKS (Cost $480,529,274)		$626,237,679

PREFERRED SECURITIES - 0.8%
Germany - 0.8%
Draegerwerk AG & Company KGaA (L)	43,600	5,377,237

TOTAL PREFERRED SECURITIES (Cost $5,749,264)		$5,377,237

INVESTMENT COMPANIES - 1.5%
United States - 1.5%
iShares MSCI EAFE Small Cap Index Fund	205,400	10,292,594

TOTAL INVESTMENT COMPANIES (Cost $8,813,252)		$10,292,594

SECURITIES LENDING COLLATERAL - 4.7%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	3,214,626	32,172,302

TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,168,781)		$32,172,302

SHORT-TERM INVESTMENTS - 5.2%
Time Deposits - 5.2%
Bank of Montreal, 0.0400%, 12/02/2013 *	$16,000,000	$16,000,000
Royal Bank of Canada, 0.0500%, 12/02/2013 *	20,000,000	20,000,000

		36,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $36,000,000)		$36,000,000

Total Investments (International Small Cap Fund)
(Cost $563,260,571) - 103.4%		$710,079,812
Other assets and liabilities, net - (3.4%)		(23,471,957)

TOTAL NET ASSETS - 100.0%		$686,607,855

73

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.8%
Australia - 0.0%
Billabong International, Ltd. (I)	2,494,753	$738,812
Brazil - 0.7%
Centrais Eletricas Brasileiras SA	897,800	2,273,105
Centrais Eletricas Brasileiras SA, Ordinary
Shares, ADR (L)	12,500	32,000
Petroleo Brasileiro SA, ADR, Class A	404,156	6,684,740
Vale SA (Preference A Shares), ADR	383,010	5,373,630

		14,363,475
Canada - 5.4%
AGF Management, Ltd., Class B (L)	339,400	4,615,623
Ensign Energy Services, Inc.	1,134,100	17,290,876
HudBay Minerals, Inc.	1,927,800	14,187,940
Suncor Energy, Inc.	750,600	26,087,862
Talisman Energy, Inc.	1,766,640	20,899,407
Trican Well Service, Ltd.	1,843,200	21,926,543

		105,008,251
China - 3.6%
China Life Insurance Company, Ltd., H Shares	1,775,000	5,731,448
China Shenhua Energy Company, Ltd.,
H Shares	6,127,500	20,779,270
China Telecom Corp., Ltd., H Shares	33,343,589	17,948,258
Shanghai Electric Group Company, Ltd.,
H Shares	17,228,000	6,217,071
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	6,095,700	14,275,176
Trina Solar, Ltd., ADR (I)(L)	322,189	4,510,646

		69,461,869
France - 15.3%
Alstom SA	406,160	14,880,076
AXA SA	1,515,947	39,703,303
BNP Paribas SA	734,170	54,961,024
Carrefour SA	533,300	20,975,894
Cie de Saint-Gobain	282,150	14,962,439
Cie Generale des Etablissements Michelin	170,680	18,489,337
France Telecom SA	1,015,031	13,224,448
Ipsen SA	224,632	10,567,774
Sanofi	333,106	35,182,631
Societe Generale SA	343,395	19,682,331
Total SA	663,702	40,168,841
Vivendi SA	626,202	15,872,627

		298,670,725
Germany - 5.7%
Commerzbank AG (I)	505,200	7,502,265
Deutsche Boerse AG	38,380	2,961,951
Deutsche Lufthansa AG (I)	759,900	16,499,662
FLSmidth & Company A/S, B Shares (L)	148,370	7,741,723
Gerresheimer AG	69,600	4,692,093
Kloeckner & Company SE (I)	659,580	9,191,905
Metro AG	382,320	19,158,735
Muenchener Rueckversicherungs AG	65,286	14,277,534
Siemens AG	224,819	29,701,235

		111,727,103
Hong Kong - 2.6%
China Mobile, Ltd.	1,273,500	13,772,893
Digital China Holdings, Ltd.	6,611,600	7,719,329
First Pacific Company, Ltd.	3,393,000	3,902,295
Kingboard Chemical Holdings, Ltd.	8,592,800	23,300,378
Noble Group, Ltd.	727,600	641,372

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Value Partners Group, Ltd.	856,500	$567,032

		49,903,299
India - 0.6%
ICICI Bank, Ltd.	333,179	5,718,378
Jain Irrigation Systems, Ltd.	2,972,185	3,378,253
LIC Housing Finance, Ltd.	211,200	702,486
Power Grid Corp. of India, Ltd.	1,151,254	1,748,879

		11,547,996
Ireland - 0.8%
CRH PLC	621,770	15,740,082
Israel - 0.5%
Teva Pharmaceutical Industries, Ltd., ADR	238,691	9,729,045
Italy - 2.7%
Eni SpA	785,141	18,882,978
UniCredit SpA	4,849,578	34,917,037

		53,800,015
Japan - 6.1%
CAPCOM Company, Ltd.	588,200	11,379,885
ITOCHU Corp.	2,591,700	32,730,838
Namco Bandai Holdings, Inc.	855,200	17,389,478
Nikon Corp.	255,700	4,841,475
Nissan Motor Company, Ltd.	1,273,500	11,650,040
Toyota Motor Corp.	418,600	26,105,496
Trend Micro, Inc.	393,300	15,417,816

		119,515,028
Netherlands - 8.4%
Aegon NV	4,008,760	35,616,631
Akzo Nobel NV	325,160	24,432,075
Fugro NV	45,228	2,747,563
ING Groep NV (I)	4,326,158	56,146,235
Koninklijke Philips NV	379,846	13,561,518
Royal Dutch Shell PLC, B Shares	914,823	32,027,360

		164,531,382
Norway - 2.2%
Statoil ASA	1,222,430	27,598,842
Telenor ASA	673,991	16,180,114

		43,778,956
Singapore - 0.7%
Flextronics International, Ltd. (I)	1,706,330	12,933,981
South Korea - 9.8%
Daum Communications Corp. (I)	64,809	5,199,271
Hana Financial Group, Inc.	970,800	36,339,971
Hyundai Mobis	66,565	19,316,323
KB Financial Group, Inc., ADR (L)	1,141,739	42,564,030
KIWOOM Securities Company, Ltd.	115,721	5,984,080
Korea Investment Holdings Company, Ltd.	179,770	6,908,730
POSCO	96,919	30,050,750
Samsung Electronics Company, Ltd., GDR (S)	22,000	15,576,000
Samsung Electronics Company, Ltd., GDR	42,064	29,671,359

		191,610,514
Spain - 1.4%
Telefonica SA	1,625,510	26,677,573
Sweden - 0.9%
Getinge AB, B Shares	212,021	6,613,305
Telefonaktiebolaget LM Ericsson, B Shares	809,522	10,118,243

		16,731,548

74

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland - 7.2%
Basilea Pharmaceutica (I)	45,060	$5,237,939
Credit Suisse Group AG (I)	1,541,891	45,745,461
GAM Holding AG (I)	484,900	8,902,695
Lonza Group AG (I)	127,490	11,849,621
Nobel Biocare Holding AG (I)	437,791	6,422,106
Novartis AG	231,380	18,259,261
Roche Holdings AG	130,970	36,431,181
Swiss Re AG (I)	91,063	8,094,341

		140,942,605
Taiwan - 0.5%
Compal Electronics, Inc., GDR (S)	2,526,728	9,541,178
United Kingdom - 17.5%
Aviva PLC (I)	6,126,680	42,947,342
BAE Systems PLC	3,153,190	22,046,702
BP PLC	3,952,102	31,116,349
Carillion PLC	1,897,950	9,354,699
GlaxoSmithKline PLC	1,633,035	43,150,194
HSBC Holdings PLC	522,140	5,832,024
Kingfisher PLC	3,113,920	19,104,143
Lloyds Banking Group PLC (I)	13,735,630	17,336,267
Man Group PLC	9,658,740	13,998,112
Marks & Spencer Group PLC	2,133,560	16,959,769
Noble Corp. PLC	441,830	16,842,560
Rexam PLC	1,131,336	9,247,092
SIG PLC	2,141,870	7,530,269
Tesco PLC	8,801,600	50,099,666
Vodafone Group PLC (I)	9,531,806	35,335,895

		340,901,083
United States - 1.2%
Baker Hughes, Inc.	418,950	23,863,392

TOTAL COMMON STOCKS (Cost $1,467,756,440)		$1,831,717,912

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	1,166,307	11,672,519

TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,668,583)		$11,672,519

SHORT-TERM INVESTMENTS - 6.0%
Time Deposits - 6.0%
Bank of Montreal, 0.0400%, 12/02/2013 *	$50,000,000	$50,000,000
Royal Bank of Canada, 0.0500%, 12/02/2013 *	68,000,000	68,000,000

		118,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $118,000,000)		$118,000,000

Total Investments (International Value Fund)
(Cost $1,597,425,023) - 100.4%		$1,961,390,431
Other assets and liabilities, net - (0.4%)		(8,562,359)

TOTAL NET ASSETS - 100.0%		$1,952,828,072

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 26.3%
U.S. Government - 24.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2018	$29,272,521	$30,187,287
U.S. Treasury Bonds
3.625%, 08/15/2043	8,925,000	8,623,781
4.500%, 08/15/2039	2,550,000	2,889,867
6.250%, 05/15/2030 (F)	710,000	967,819
U.S. Treasury Notes
0.250%, 07/31/2015 (F)	16,245,000	16,248,168
0.375%, 08/31/2015 (F)	4,650,000	4,659,807
0.875%, 09/15/2016	7,575,000	7,655,484
0.875%, 04/30/2017 (F)	13,125,000	13,180,374
1.750%, 07/31/2015 (D)	11,645,000	11,935,671
2.000%, 04/30/2016	4,035,000	4,191,356
4.000%, 02/15/2015	8,720,000	9,117,510

		109,657,124
U.S. Government Agency - 1.4%
Federal Home Loan Mortgage Corp.
5.000%, 03/01/2019 to 12/01/2019	138,404	147,453
6.500%, 04/01/2029 to 08/01/2034	7,705	8,730
7.500%, 08/01/2025 to 05/01/2028	2,463	2,883
Federal National Mortgage Association
4.860%, 01/01/2015	2,497,773	2,548,916
5.000%, 03/15/2016 to 06/01/2019	2,292,000	2,516,673
5.500%, 08/01/2035 to 11/01/2035	172,140	188,359
6.500%, 09/01/2031	12	14
Government National Mortgage Association
4.000%, 09/15/2040 to 02/15/2042	639,187	673,843
6.000%, 08/15/2032 to 04/15/2035	17,036	19,261
6.500%, 06/15/2028 to 08/15/2034	15,285	17,593
7.000%, 11/15/2031 to 11/15/2033	58,187	68,574
8.000%, 07/15/2030	1,058	1,291

		6,193,590

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $116,521,652)		$115,850,714

FOREIGN GOVERNMENT
OBLIGATIONS - 0.2%
Brazil - 0.1%
Federative Republic of Brazil
4.250%, 01/07/2025	210,000	197,400
7.125%, 01/20/2037	175,000	199,063

		396,463
Mexico - 0.1%
Government of Mexico
4.750%, 03/08/2044	706,000	619,868

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,179,244)		$1,016,331

CORPORATE BONDS - 50.3%
Consumer Discretionary - 5.9%
21st Century Fox America, Inc.
6.200%, 12/15/2034	400,000	440,692
6.900%, 03/01/2019	600,000	729,166
7.750%, 01/20/2024	453,000	538,047
AMC Entertainment, Inc.
8.750%, 06/01/2019	10,000	10,700
Arcelik AS
5.000%, 04/03/2023 (S)	340,000	300,900
AutoNation, Inc.
5.500%, 02/01/2020	100,000	108,000

75

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
AutoZone, Inc.
3.700%, 04/15/2022	$450,000	$440,583
4.000%, 11/15/2020	665,000	686,321
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	131,000	141,967
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	20,000	7,800
CCO Holdings LLC
6.500%, 04/30/2021	75,000	78,281
7.375%, 06/01/2020	175,000	190,313
8.125%, 04/30/2020	5,000	5,463
Choice Hotels International, Inc.
5.700%, 08/28/2020	10,000	10,475
5.750%, 07/01/2022	140,000	146,650
Comcast Corp.
4.250%, 01/15/2033	490,000	453,289
5.700%, 05/15/2018 to 07/01/2019	1,050,000	1,225,544
COX Communications, Inc.
2.950%, 06/30/2023 (S)	560,000	497,251
5.875%, 12/01/2016 (S)	750,000	834,044
6.250%, 06/01/2018 (S)	500,000	570,919
CSC Holdings, Inc.
7.625%, 07/15/2018	61,000	70,303
Daimler Finance North America LLC
8.500%, 01/18/2031	300,000	432,337
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,277,356
3.800%, 03/15/2022	220,000	210,376
DISH DBS Corp.
5.875%, 07/15/2022	305,000	308,813
6.750%, 06/01/2021	355,000	382,513
7.875%, 09/01/2019	150,000	173,625
Ford Motor Credit Company LLC
3.875%, 01/15/2015	1,000,000	1,033,543
4.207%, 04/15/2016	840,000	900,163
5.000%, 05/15/2018	510,000	568,065
5.875%, 08/02/2021	475,000	539,067
Gannett Company, Inc.
5.125%, 10/15/2019 to 07/15/2020 (S)	520,000	533,156
GLP Capital LP
4.375%, 11/01/2018 (S)	20,000	20,400
4.875%, 11/01/2020 (S)	85,000	84,788
5.375%, 11/01/2023 (S)	20,000	19,550
Home Depot, Inc.
5.875%, 12/16/2036	700,000	800,384
L Brands, Inc.
5.625%, 02/15/2022	250,000	257,500
6.900%, 07/15/2017	65,000	74,588
6.950%, 03/01/2033	35,000	34,650
7.000%, 05/01/2020	80,000	90,000
Lamar Media Corp.
5.875%, 02/01/2022	40,000	41,250
Liberty Interactive LLC
8.250%, 02/01/2030	472,000	500,910
National CineMedia LLC
6.000%, 04/15/2022	35,000	36,225
NBCUniversal Enterprise, Inc.
5.250%, 03/19/2021 (Q)(S)	100,000	100,000
NBCUniversal Media LLC
6.400%, 04/30/2040	375,000	430,572
Netflix, Inc.
5.375%, 02/01/2021 (S)	195,000	198,413

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
PulteGroup, Inc.
6.375%, 05/15/2033	$25,000	$22,625
PVH Corp.
4.500%, 12/15/2022	35,000	32,900
7.375%, 05/15/2020	95,000	103,788
Quebecor Media, Inc.
7.750%, 03/15/2016	3,000	3,060
QVC, Inc.
5.125%, 07/02/2022	5,000	4,975
Sally Holdings LLC
5.750%, 06/01/2022	90,000	93,375
Service Corp. International
5.375%, 01/15/2022 (S)	85,000	85,850
7.625%, 10/01/2018	10,000	11,525
Sotheby’s
5.250%, 10/01/2022 (S)	130,000	123,500
Starz LLC
5.000%, 09/15/2019	35,000	35,700
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	197,003
8.750%, 08/01/2015	183,000	207,137
Tenneco, Inc.
6.875%, 12/15/2020	175,000	191,625
The William Carter Company
5.250%, 08/15/2021 (S)	295,000	300,163
Time Warner Cable, Inc.
4.500%, 09/15/2042	590,000	436,260
5.000%, 02/01/2020	755,000	765,077
5.875%, 11/15/2040	500,000	424,994
8.250%, 02/14/2014	440,000	446,253
Time Warner, Inc.
4.875%, 03/15/2020	1,400,000	1,542,758
6.100%, 07/15/2040	790,000	848,191
7.625%, 04/15/2031	500,000	622,626
7.700%, 05/01/2032	302,000	381,728
Toll Brothers Finance Corp.
4.000%, 12/31/2018	75,000	76,125
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	114,000
8.875%, 12/01/2017 (S)	130,000	135,769
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	200,000	195,000
7.500%, 03/15/2019 (S)	175,000	190,313
Valassis Communications, Inc.
6.625%, 02/01/2021	265,000	264,338
Viacom, Inc.
4.375%, 03/15/2043	622,000	517,118
4.500%, 02/27/2042	225,000	193,329
5.625%, 09/15/2019	400,000	456,640
Videotron, Ltd.
5.000%, 07/15/2022	124,000	121,520
9.125%, 04/15/2018	56,000	59,010
Wynn Las Vegas LLC
7.750%, 08/15/2020	345,000	384,675

		26,123,902
Consumer Staples - 2.9%
Altria Group, Inc.
2.850%, 08/09/2022	775,000	713,577
4.250%, 08/09/2042	230,000	193,522
9.250%, 08/06/2019	165,000	220,015
9.700%, 11/10/2018	191,000	254,424
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	470,000	686,774

76

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Avon Products, Inc.
4.600%, 03/15/2020	$10,000	$10,141
5.000%, 03/15/2023	45,000	44,255
Cargill, Inc.
4.307%, 05/14/2021 (S)	848,000	891,568
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,328,698
ConAgra Foods, Inc.
1.350%, 09/10/2015	310,000	312,588
5.819%, 06/15/2017	74,000	84,313
Constellation Brands, Inc.
4.250%, 05/01/2023	55,000	51,700
7.250%, 09/01/2016 to 05/15/2017	395,000	457,507
CVS Caremark Corp.
4.750%, 05/18/2020	1,125,000	1,240,007
6.250%, 06/01/2027	725,000	854,180
CVS Pass-Through Trust
5.880%, 01/10/2028	284,434	311,459
6.943%, 01/10/2030	43,074	50,333
Heineken NV
2.750%, 04/01/2023 (S)	245,000	223,029
Molson Coors Brewing Company
3.500%, 05/01/2022	225,000	223,112
Mondelez International, Inc.
6.875%, 01/26/2039	560,000	674,988
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	325,000	332,855
SABMiller Holdings, Inc.
2.200%, 08/01/2018 (S)	650,000	655,394
2.450%, 01/15/2017 (S)	950,000	979,922
The Kroger Company
3.850%, 08/01/2023	225,000	221,134
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	700,000	753,456
6.200%, 04/15/2038	750,000	895,490

		12,664,441
Energy - 5.0%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	60,000	70,005
6.450%, 09/15/2036	1,220,000	1,413,869
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,234
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	407,950
Cenovus Energy, Inc.
5.200%, 09/15/2043	2,100,000	2,101,071
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	845,000	829,582
ConocoPhillips
6.500%, 02/01/2039	500,000	627,998
CONSOL Energy, Inc.
8.000%, 04/01/2017	15,000	15,863
8.250%, 04/01/2020	15,000	16,313
Continental Resources, Inc.
5.000%, 09/15/2022	215,000	221,450
Denbury Resources, Inc.
4.625%, 07/15/2023	80,000	72,200
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	385,000	372,488
El Paso Corp.
6.500%, 09/15/2020	255,000	275,280
7.000%, 06/15/2017	695,000	786,411

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Encana Corp.
3.900%, 11/15/2021	$450,000	$451,327
Energy Transfer Equity LP
7.500%, 10/15/2020	450,000	513,000
Energy Transfer Partners LP
3.600%, 02/01/2023	955,000	898,133
5.950%, 10/01/2043	1,125,000	1,150,806
EP Energy LLC
6.875%, 05/01/2019	55,000	59,263
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	1,375,000	1,263,281
Harvest Operations Corp.
6.875%, 10/01/2017	205,000	221,400
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	334,534
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	365,000	401,245
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,055,000	1,063,124
MarkWest Energy Partners LP
5.500%, 02/15/2023	15,000	15,300
Newfield Exploration Company
5.625%, 07/01/2024	71,000	70,823
5.750%, 01/30/2022	70,000	72,975
6.875%, 02/01/2020	135,000	144,450
7.125%, 05/15/2018	200,000	208,250
Nexen, Inc.
6.200%, 07/30/2019	585,000	684,262
7.500%, 07/30/2039	40,000	50,954
Petrobras Global Finance BV
4.375%, 05/20/2023	215,000	195,319
Petrobras International Finance Company
5.375%, 01/27/2021	1,710,000	1,714,771
5.750%, 01/20/2020	400,000	415,719
Petroleos Mexicanos
5.500%, 06/27/2044	1,180,000	1,044,550
Pioneer Natural Resources Company
5.875%, 07/15/2016	135,000	150,275
6.650%, 03/15/2017	10,000	11,530
6.875%, 05/01/2018	200,000	237,293
Plains All American Pipeline LP
3.850%, 10/15/2023	1,395,000	1,368,275
Range Resources Corp.
5.750%, 06/01/2021	70,000	74,638
6.750%, 08/01/2020	155,000	168,175
Rosneft Oil Company
4.199%, 03/06/2022 (S)	200,000	183,000
Transocean, Inc.
4.950%, 11/15/2015	1,000,000	1,073,510
Valero Energy Corp.
6.625%, 06/15/2037	400,000	456,350
8.750%, 06/15/2030	162,000	205,012

		22,117,258
Financials - 22.0%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	123,053
American Express Company
7.000%, 03/19/2018	1,505,000	1,818,300
American Express Credit Corp.
5.125%, 08/25/2014	360,000	372,492
American International Group, Inc.
2.375%, 08/24/2015	325,000	332,258
3.800%, 03/22/2017	50,000	53,584

77

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc. (continued)
4.875%, 06/01/2022	$420,000	$454,843
5.450%, 05/18/2017	430,000	484,318
8.250%, 08/15/2018	100,000	126,586
Ameriprise Financial, Inc.
4.000%, 10/15/2023	35,000	35,377
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	250,000	277,830
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	261,034
Bank of America Corp.
4.100%, 07/24/2023	400,000	401,366
5.625%, 07/01/2020	1,185,000	1,355,175
5.750%, 12/01/2017	205,000	234,757
Bank One Michigan
8.250%, 11/01/2024	270,000	353,326
Barclays Bank PLC
6.050%, 12/04/2017 (S)	2,145,000	2,420,738
BNP Paribas SA
2.375%, 09/14/2017	1,675,000	1,719,136
BPCE SA
5.700%, 10/22/2023 (S)	785,000	809,712
Brandywine Operating Partnership LP
4.950%, 04/15/2018	425,000	461,506
5.700%, 05/01/2017	835,000	926,311
Capital One Bank USA NA
3.375%, 02/15/2023	250,000	235,003
Capital One Financial Corp.
3.500%, 06/15/2023	742,000	705,114
6.150%, 09/01/2016	500,000	561,238
7.375%, 05/23/2014	115,000	118,657
CBRE Services, Inc.
5.000%, 03/15/2023	140,000	134,575
CIT Group, Inc.
5.000%, 05/15/2017	15,000	16,013
5.250%, 03/15/2018	165,000	177,788
5.375%, 05/15/2020	20,000	21,350
5.500%, 02/15/2019 (S)	275,000	296,313
Citigroup, Inc.
3.500%, 05/15/2023	240,000	222,631
5.500%, 09/13/2025	415,000	439,092
6.125%, 11/21/2017 to 08/25/2036	4,075,000	4,576,465
6.675%, 09/13/2043	250,000	279,442
6.875%, 03/05/2038	58,000	72,553
8.500%, 05/22/2019	790,000	1,026,445
Credit Acceptance Corp.
9.125%, 02/01/2017	150,000	158,063
Credit Suisse New York
5.400%, 01/14/2020	825,000	914,064
Discover Financial Services
6.450%, 06/12/2017	950,000	1,081,188
Duke Realty LP
6.750%, 03/15/2020	430,000	499,046
Equity One, Inc.
6.000%, 09/15/2017	235,000	265,916
ERP Operating LP
5.250%, 09/15/2014	975,000	1,010,098
Everest Reinsurance Holdings, Inc. (6.600% to
05/15/2017, then 3 month LIBOR + 2.385%)
05/15/2037	495,000	491,288
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	428,024

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp.
4.650%, 10/17/2021	$2,325,000	$2,544,892
5.500%, 01/08/2020	900,000	1,040,915
5.550%, 05/04/2020	1,775,000	2,056,854
5.875%, 01/14/2038	685,000	775,088
6.750%, 03/15/2032	934,000	1,157,093
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month LIBOR + 4.704%)
12/15/2022 (Q)	400,000	413,000
Glencore Funding LLC
1.700%, 05/27/2016 (S)	910,000	911,486
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	485,000	563,206
HCP, Inc.
3.750%, 02/01/2019	195,000	204,424
5.650%, 12/15/2013	200,000	200,303
6.000%, 03/01/2015 to 01/30/2017	655,000	727,084
7.072%, 06/08/2015	67,000	72,871
Health Care REIT, Inc.
4.125%, 04/01/2019	110,000	117,226
4.500%, 01/15/2024	575,000	572,709
5.250%, 01/15/2022	885,000	952,941
Host Hotels & Resorts LP
6.750%, 06/01/2016	29,000	29,416
HSBC Bank PLC
4.750%, 01/19/2021 (S)	400,000	434,525
HSBC Holdings PLC
5.100%, 04/05/2021	1,110,000	1,232,601
6.500%, 09/15/2037	220,000	262,285
6.800%, 06/01/2038	445,000	548,993
HSBC USA, Inc.
2.375%, 02/13/2015	520,000	531,489
9.500%, 04/15/2014	135,000	139,307
ING US, Inc. (5.650% to 05/15/2023, then
3 month LIBOR + 3.580%)
05/15/2053	205,000	199,814
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	450,567
JPMorgan Chase & Company
3.375%, 05/01/2023	895,000	831,712
4.250%, 10/15/2020	1,150,000	1,222,657
4.350%, 08/15/2021	875,000	927,416
4.400%, 07/22/2020	1,100,000	1,186,733
5.625%, 08/16/2043	1,205,000	1,227,702
6.000%, 01/15/2018	1,275,000	1,477,479
6.300%, 04/23/2019	300,000	357,233
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	649,985
5.584%, 11/23/2015	425,000	462,266
6.875%, 10/01/2019	300,000	362,718
Ladder Capital Finance Holdings LLLP
7.375%, 10/01/2017	105,000	111,300
Liberty Property LP
3.375%, 06/15/2023	260,000	239,886
4.125%, 06/15/2022	210,000	208,967
6.625%, 10/01/2017	100,000	115,578
Lincoln National Corp.
4.000%, 09/01/2023	505,000	505,521
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	115,000	129,253

78

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018	$380,000	$384,749
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	630,000	906,535
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,980,000	2,301,174
6.875%, 04/25/2018	1,825,000	2,178,362
7.750%, 05/14/2038	1,535,000	1,945,877
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (S)	740,000	730,905
3.125%, 01/11/2016 (S)	1,825,000	1,902,471
Mid-America Apartments LP
4.300%, 10/15/2023	460,000	452,848
Morgan Stanley
4.875%, 11/01/2022	455,000	467,179
5.500%, 07/24/2020	1,050,000	1,184,912
5.550%, 04/27/2017	350,000	393,523
6.250%, 08/28/2017	850,000	983,300
6.625%, 04/01/2018	1,450,000	1,709,183
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	316,804
9.375%, 08/15/2039 (S)	900,000	1,265,405
Nordea Bank AB
4.875%, 05/13/2021 (S)	755,000	788,917
PNC Bank NA
3.800%, 07/25/2023	255,000	249,618
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,337,056
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	108,000	123,690
ProLogis LP
3.350%, 02/01/2021	850,000	833,745
4.500%, 08/15/2017	920,000	1,001,817
6.125%, 12/01/2016	85,000	96,332
Provident Funding Associates LP
6.750%, 06/15/2021 (S)	65,000	65,975
Prudential Financial, Inc.
5.100%, 08/15/2043	640,000	643,308
Realty Income Corp.
3.250%, 10/15/2022	81,000	74,804
4.650%, 08/01/2023	95,000	97,059
5.750%, 01/15/2021	600,000	670,252
6.750%, 08/15/2019	450,000	534,056
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	645,000	660,690
6.125%, 12/15/2022	350,000	356,515
Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	357,012
SAFG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	166,588
Santander Bank NA
8.750%, 05/30/2018	250,000	297,308
Santander UK PLC
5.000%, 11/07/2023 (S)	295,000	294,862
SLM Corp.
5.500%, 01/15/2019	165,000	171,124
6.000%, 01/25/2017	105,000	113,925
6.250%, 01/25/2016	1,210,000	1,317,388
7.250%, 01/25/2022	65,000	68,900
8.000%, 03/25/2020	11,000	12,485
8.450%, 06/15/2018	209,000	243,485

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Societe Generale SA
2.625%, 10/01/2018	$955,000	$970,549
Standard Chartered PLC
5.200%, 01/26/2024 (S)	1,585,000	1,610,225
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	249,059
SunTrust Banks, Inc.
3.600%, 04/15/2016	820,000	868,537
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)	185,000	173,586
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	706,442
7.250%, 02/01/2018	471,000	568,920
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,070,000	1,176,821
5.750%, 01/24/2022	1,025,000	1,156,379
6.750%, 10/01/2037	2,070,000	2,294,595
U.S. Bancorp
7.500%, 06/01/2026	750,000	943,759
UDR, Inc.
3.700%, 10/01/2020	215,000	219,035
Ventas Realty LP
2.000%, 02/15/2018	335,000	331,762
2.700%, 04/01/2020	430,000	416,627
4.750%, 06/01/2021	661,000	700,614
Wachovia Corp.
5.500%, 08/01/2035	600,000	615,641
5.750%, 06/15/2017	385,000	442,603
Wells Fargo & Company
3.450%, 02/13/2023	445,000	419,868
4.125%, 08/15/2023	940,000	928,758
5.375%, 11/02/2043	1,425,000	1,405,981
5.625%, 12/11/2017	150,000	173,779
Weyerhaeuser Company
7.950%, 03/15/2025	40,000	48,353

		97,029,594
Health Care - 2.9%
AbbVie, Inc.
1.750%, 11/06/2017	945,000	952,079
2.900%, 11/06/2022	435,000	409,503
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,070,000	1,165,347
Amgen, Inc.
5.150%, 11/15/2041	130,000	127,809
6.900%, 06/01/2038	260,000	312,810
Community Health Systems, Inc.
5.125%, 08/15/2018	370,000	384,800
Express Scripts Holding Company
2.100%, 02/12/2015	1,875,000	1,906,183
3.125%, 05/15/2016	301,000	315,546
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	16,200
5.875%, 01/31/2022 (S)	15,000	16,013
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	10,000	11,313
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	83,625
HCA, Inc.
5.875%, 03/15/2022	140,000	145,250
6.375%, 01/15/2015	5,000	5,263
6.500%, 02/15/2020	255,000	281,456
7.250%, 09/15/2020	110,000	120,175
8.500%, 04/15/2019	280,000	299,250

79

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Hologic, Inc.
6.250%, 08/01/2020	$10,000	$10,550
Merck & Company, Inc.
6.500%, 12/01/2033	1,000,000	1,257,933
Mylan, Inc.
1.800%, 06/24/2016 (S)	365,000	369,779
Pfizer, Inc.
6.200%, 03/15/2019	750,000	901,152
7.200%, 03/15/2039	425,000	568,374
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	433,000	515,622
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)	340,000	355,300
WellCare Health Plans, Inc.
5.750%, 11/15/2020	65,000	66,788
WellPoint, Inc.
2.300%, 07/15/2018	40,000	40,083
4.350%, 08/15/2020	520,000	553,309
4.650%, 01/15/2043	825,000	756,619
5.100%, 01/15/2044	125,000	122,625
7.000%, 02/15/2019	720,000	863,649

		12,934,405
Industrials - 2.5%
Air Lease Corp.
4.500%, 01/15/2016	125,000	132,031
4.750%, 03/01/2020	70,000	72,800
BE Aerospace, Inc.
5.250%, 04/01/2022	315,000	322,875
6.875%, 10/01/2020	30,000	33,000
Bombardier, Inc.
7.500%, 03/15/2018 (S)	220,000	249,700
7.750%, 03/15/2020 (S)	60,000	68,250
Canadian Pacific Railway Company
9.450%, 08/01/2021	275,000	371,132
Case New Holland, Inc.
7.875%, 12/01/2017	570,000	674,025
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,100
5.250%, 08/01/2020	81,000	83,228
CNH America LLC
7.250%, 01/15/2016	30,000	33,000
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	820,000	811,800
Deluxe Corp.
6.000%, 11/15/2020	65,000	67,113
7.000%, 03/15/2019	80,000	85,800
ERAC USA Finance LLC
5.600%, 05/01/2015 (S)	500,000	532,499
Esterline Technologies Corp.
7.000%, 08/01/2020	35,000	37,975
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	15,000	16,163
7.125%, 03/15/2021	225,000	245,250
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,336,000	1,405,905
Hutchison Whampoa International 12 II, Ltd.
2.000%, 11/08/2017 (S)	710,000	708,868
International Lease Finance Corp.
5.650%, 06/01/2014	140,000	143,045
5.750%, 05/15/2016	435,000	468,271
6.250%, 05/15/2019	20,000	21,875
6.500%, 09/01/2014 (S)	5,000	5,194

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
International Lease Finance Corp. (continued)
6.750%, 09/01/2016 (S)	$115,000	$128,081
7.125%, 09/01/2018 (S)	995,000	1,150,469
8.625%, 09/15/2015	10,000	11,138
Iron Mountain, Inc.
6.000%, 08/15/2023	340,000	346,800
Kansas City Southern de Mexico SA de CV
3.000%, 05/15/2023	380,000	352,996
Masco Corp.
6.125%, 10/03/2016	130,000	144,950
6.500%, 08/15/2032	45,000	44,775
7.125%, 03/15/2020	105,000	119,175
7.750%, 08/01/2029	150,000	165,694
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	1,225,000	1,193,633
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	180,872	207,777
The ADT Corp.
6.250%, 10/15/2021 (S)	190,000	198,313
Waste Management, Inc.
6.375%, 03/11/2015	340,000	363,337

		11,037,037
Information Technology - 1.0%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	400,000	415,500
Anixter, Inc.
5.625%, 05/01/2019	35,000	36,400
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	170,000	177,650
Brocade Communications Systems, Inc.
4.625%, 01/15/2023 (S)	170,000	158,525
Equinix, Inc.
4.875%, 04/01/2020	15,000	14,963
5.375%, 04/01/2023	80,000	78,600
7.000%, 07/15/2021	10,000	10,950
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	165,000	168,713
Flextronics International, Ltd.
4.625%, 02/15/2020	45,000	43,988
5.000%, 02/15/2023	65,000	62,400
Hewlett-Packard Company
2.600%, 09/15/2017	1,075,000	1,096,689
2.650%, 06/01/2016	345,000	354,945
IAC/InterActiveCorp
4.750%, 12/15/2022	50,000	46,250
4.875%, 11/30/2018 (S)	75,000	76,594
NCR Corp.
4.625%, 02/15/2021	205,000	198,850
5.000%, 07/15/2022	20,000	19,450
Seagate HDD Cayman
6.875%, 05/01/2020	120,000	130,500
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	1,200,000	1,163,288

		4,254,255
Materials - 0.7%
Agrium, Inc.
7.125%, 05/23/2036	580,000	683,505
Ashland, Inc.
4.750%, 08/15/2022	65,000	61,913
Ball Corp.
4.000%, 11/15/2023	170,000	152,575

80

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Ball Corp. (continued)
5.000%, 03/15/2022	$85,000	$83,938
6.750%, 09/15/2020	170,000	184,875
Celanese US Holdings LLC
6.625%, 10/15/2018	21,000	22,549
CF Industries, Inc.
7.125%, 05/01/2020	40,000	47,210
Clearwater Paper Corp.
4.500%, 02/01/2023	20,000	18,050
7.125%, 11/01/2018	30,000	32,250
Crown Americas LLC
4.500%, 01/15/2023	15,000	13,913
6.250%, 02/01/2021	95,000	102,600
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	166,000	181,770
Freeport-McMoran Copper & Gold, Inc.
3.875%, 03/15/2023	200,000	187,747
MeadWestvaco Corp.
7.375%, 09/01/2019	125,000	150,766
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	295,000	332,981
Silgan Holdings, Inc.
5.000%, 04/01/2020	365,000	363,175
The Dow Chemical Company
4.250%, 11/15/2020	75,000	80,322
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	249,477
Vulcan Materials Company
7.150%, 11/30/2037	20,000	19,700
7.500%, 06/15/2021	30,000	33,825

		3,003,141
Telecommunication Services - 3.5%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	170,263
AT&T, Inc.
4.450%, 05/15/2021	800,000	839,458
6.300%, 01/15/2038	830,000	897,559
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	475,000	670,025
eAccess, Ltd.
8.250%, 04/01/2018 (S)	30,000	32,850
Frontier Communications Corp.
8.125%, 10/01/2018	115,000	132,825
8.250%, 04/15/2017	20,000	23,275
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	5,000	5,481
SBA Telecommunications, Inc.
5.750%, 07/15/2020	30,000	31,275
SBA Tower Trust
2.933%, 12/15/2017 (S)	595,000	597,558
3.598%, 04/15/2018 (S)	940,000	927,674
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	85,000	94,563
9.000%, 11/15/2018 (S)	100,000	121,000
T-Mobile USA, Inc.
5.250%, 09/01/2018 (S)	115,000	119,888
6.125%, 01/15/2022	20,000	20,375
6.464%, 04/28/2019	190,000	202,350
6.500%, 01/15/2024	30,000	30,375
6.633%, 04/28/2021	80,000	83,800
6.731%, 04/28/2022	225,000	234,563
6.836%, 04/28/2023	30,000	31,200

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
tw telecom holdings, inc.
5.375%, 10/01/2022	$40,000	$39,850
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	335,000	359,288
Verizon Communications, Inc.
2.002%, 09/14/2018 (P)	430,000	452,518
3.650%, 09/14/2018	755,000	802,530
5.150%, 09/15/2023	1,065,000	1,136,041
5.500%, 02/15/2018	400,000	455,176
6.400%, 09/15/2033 to 02/15/2038	1,020,000	1,135,807
6.550%, 09/15/2043	2,625,000	2,985,888
6.900%, 04/15/2038	300,000	349,457
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	460,000	433,550
Vodafone Group PLC
4.150%, 06/10/2014	830,000	845,390
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	455,000	477,750
Windstream Corp.
6.375%, 08/01/2023	15,000	14,325
7.875%, 11/01/2017	400,000	459,000
8.125%, 09/01/2018	120,000	129,300

		15,342,227
Utilities - 3.9%
AmeriGas Finance LLC
6.750%, 05/20/2020	180,000	196,200
7.000%, 05/20/2022	30,000	32,475
AmeriGas Partners LP
6.500%, 05/20/2021	82,000	86,920
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	791,154
Calpine Corp.
5.875%, 01/15/2024 (S)	50,000	49,750
7.500%, 02/15/2021	206,729	225,335
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	145,352
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	658,249
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	1,063,253
5.950%, 08/15/2016	125,000	140,718
Dominion Resources, Inc.
6.400%, 06/15/2018	1,295,000	1,530,004
7.000%, 06/15/2038	215,000	269,491
DPL, Inc.
7.250%, 10/15/2021	310,000	316,200
Duke Energy Corp.
3.050%, 08/15/2022	245,000	235,072
3.550%, 09/15/2021	1,805,000	1,829,938
Duke Energy Indiana, Inc.
4.900%, 07/15/2043	485,000	503,915
6.350%, 08/15/2038	600,000	744,153
Duke Energy Progress, Inc.
3.000%, 09/15/2021	985,000	978,458
Edison International
3.750%, 09/15/2017	475,000	504,001
EDP Finance BV
4.900%, 10/01/2019 (S)	130,000	131,950
Ferrellgas LP
6.500%, 05/01/2021	228,000	231,990
Idaho Power Company
4.850%, 08/15/2040	1,000,000	1,006,561

81

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
IPALCO Enterprises, Inc.
7.250%, 04/01/2016 (S)	$110,000	$121,275
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	250,000	282,613
Nevada Power Company
7.125%, 03/15/2019	800,000	989,418
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	232,685
Ohio Edison Company
6.875%, 07/15/2036	230,000	269,112
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	262,841
PacifiCorp
6.350%, 07/15/2038	110,000	134,177
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	411,235
PSEG Power LLC
8.625%, 04/15/2031	154,000	210,227
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	412,515
7.000%, 03/09/2029	54,000	66,644
Sierra Pacific Power Company
6.000%, 05/15/2016	225,000	252,143
Southern California Edison Company
4.500%, 09/01/2040	500,000	490,384
6.000%, 01/15/2034	261,000	306,108
The AES Corp.
8.000%, 06/01/2020	265,000	310,050
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	161,077
Xcel Energy, Inc.
6.500%, 07/01/2036	375,000	447,975

		17,031,618

TOTAL CORPORATE BONDS (Cost $213,898,382)		$221,537,878

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II , 9.700%, 04/01/2030	248,000	354,640

TOTAL CAPITAL PREFERRED SECURITIES (Cost $332,225)		$354,640

MUNICIPAL BONDS - 3.0%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	790,000	981,520
City of Baltimore (Maryland)
5.000%, 07/01/2042	185,000	193,804
5.000%, 07/01/2043	185,000	193,651
City of Chicago (Illinois) 6.845%, 01/01/2038	500,000	526,450
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	481,437
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	825,000	920,972
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	137,709
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	989,749
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 05/01/2042	185,000	193,334
New York State Thruway Authority
5.883%, 04/01/2030	590,000	667,497
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	265,000	318,726

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	$180,000	$209,246
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.200%, 07/01/2039	420,000	231,571
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	925,000	509,444
State of California
7.300%, 10/01/2039	1,050,000	1,368,612
7.550%, 04/01/2039	920,000	1,241,752
7.600%, 11/01/2040	110,000	150,219
State of Illinois, GO 5.665%, 03/01/2018	1,035,000	1,131,048
University of California
4.601%, 05/15/2031	660,000	668,884
5.000%, 05/15/2038	860,000	897,539
5.770%, 05/15/2043	715,000	806,584
University of Missouri 5.960%, 11/01/2039	400,000	483,244

TOTAL MUNICIPAL BONDS (Cost $11,979,277)		$13,302,992

TERM LOANS (M) - 5.6%
Consumer Discretionary - 1.9%
99 Cents Only Stores
4.500%, 01/11/2019	240,000	241,320
Acosta, Inc.
4.250%, 03/02/2018	573,563	576,430
Arby’s Restaurant Group, Inc.
5.000%, 11/15/2021	155,000	155,436
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	990,000	993,359
CityCenter Holdings LLC
5.000%, 10/16/2020	315,000	318,544
Hilton Worldwide Finance LLC
4.000%, 10/26/2020	922,697	925,581
MGM Resorts International
3.500%, 12/20/2019	525,000	525,000
Neiman Marcus Group, Inc.
5.000%, 10/26/2020	610,000	613,555
Penn National Gaming, Inc.
3.250%, 10/30/2020	325,000	325,271
Serta Simmons Holdings LLC,
TBD 10/01/2019 (T)	340,000	341,272
Sinclair Television Group, Inc.
3.000%, 04/09/2020	265,000	261,688
SRAM LLC
4.000%, 04/10/2020	400,000	398,333
Town Sports International LLC
4.500%, 11/16/2020	410,000	412,050
Tribune Company,
TBD 11/12/2020 (T)	2,160,000	2,147,401

		8,235,240
Consumer Staples - 0.2%
Del Monte Foods Company,
TBD 04/11/2021 (T)	420,000	423,500
Dole Food Company, Inc.
4.500%, 11/01/2018	330,000	331,547

		755,047
Energy - 0.3%
Arch Coal, Inc.
5.750%, 05/16/2018	175,000	170,713
Energy Transfer Equity LP,
TBD 03/23/2017 (T)	296,000	295,954

82

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Energy (continued)
Sand Creek Energy Associates LP
5.000%, 11/06/2020	$620,000	$622,015
Western Refining, Inc.,
TBD 11/12/2020 (T)	205,000	206,452

		1,295,134
Financials - 0.6%
Asurion LLC,
TBD 07/08/2020 (T)	550,000	540,375
Gardner Denver, Inc.,
TBD 07/30/2020 (T)	550,000	547,062
Nuveen Investments, Inc.
4.164%, 05/15/2017	550,000	543,469
6.500%, 02/28/2019	135,000	131,906
Santander Asset Management,
TBD 11/11/2020 (T)	965,000	965,000

		2,727,812
Health Care - 0.2%
One Call Medical, Inc.,
TBD 11/20/2020 (T)	420,000	416,325
PRA Holdings, Inc.,
TBD 09/23/2020 (T)	360,000	360,747

		777,072
Industrials - 1.0%
Accudyne Industries Borrower SCA
4.000%, 12/13/2019	550,000	549,570
Brand Energy & Infrastructure Services, Inc.,
TBD 11/20/2020 (T)	325,000	326,557
Crosby Worldwide, Ltd.,
TBD 11/06/2020 (T)	875,000	875,729
Filtration Group, Inc.,
TBD 11/30/2020 (T)	195,000	196,463
Fly Funding II Sarl,
TBD 08/09/2018 (T)	220,000	221,265
Pro Mach, Inc.,
TBD 07/06/2017 (T)	195,000	195,366
Rexnord LLC
4.000%, 08/21/2020	550,000	550,110
ServiceMaster Company,
TBD 01/31/2017 (T)	625,000	615,938
TransUnion LLC,
TBD 02/08/2019 (T)	115,000	115,431
Wilsonart International Holding LLC
4.000%, 10/31/2019	850,000	839,375

		4,485,804
Information Technology - 0.6%
Activision Blizzard, Inc.
3.250%, 10/12/2020	400,000	400,928
Dell International LLC
4.500%, 04/29/2020	400,000	395,817
Freescale Semiconductor, Inc.,
TBD 03/01/2020 (T)	425,000	429,693
Kronos, Inc.,
TBD 10/30/2019 (T)	115,000	115,647
NXP BV,
TBD 01/11/2020 (T)	285,275	288,306
Zayo Group LLC,
TBD 07/02/2019 (T)	815,000	815,000

		2,445,391

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials - 0.4%
Exopack LLC
5.250%, 05/08/2019	$310,000	$314,650
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/28/2019	1,158,780	1,169,333
Huntsman International LLC,
TBD 10/15/2020 (T)	375,000	375,000

		1,858,983
Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA,
TBD 04/02/2018 (T)	880,000	882,195
Level 3 Financing, Inc.
4.000%, 01/15/2020	395,000	397,592

		1,279,787
Utilities - 0.1%
Calpine Corp.,
TBD 10/30/2020 (T)	125,000	125,695
EFS Cogen Holdings I LLC,
TBD 12/01/2020 (T)	180,000	180,338
NRG Energy, Inc.
2.750%, 07/02/2018	325,000	324,472

		630,505

TOTAL TERM LOANS (Cost $24,380,186)		$24,490,775

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.7%
Commercial & Residential - 5.7%
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.486%, 11/25/2035 (P)	152,631	116,376
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	466,818	327,734
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
0.291%, 03/25/2047 (P)	241,167	176,929
Series 2006-3, Class 2A11,
1.083%, 10/25/2046 (P)	108,333	76,579
Banc of America Funding, Series 2006-H,
Class 6A1 0.358%, 10/20/2036 (P)	259,434	185,459
Banc of America Funding 2007-1 Trust,
Series 2007-1, Class TA1A
0.226%, 01/25/2037 (P)	37,744	22,280
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2007-4, Class A4
5.937%, 02/10/2051 (P)	1,170,250	1,308,976
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	485,000	452,748
BBCMS Trust, Series 2013-TYSN, Class A2
3.756%, 09/05/2032 (S)	435,000	455,707
BCAP LLC Trust
Series 2006-AA2, Class A1,
0.336%, 01/25/2037 (P)	413,780	298,765
Series 2007-AA2, Class 12A1,
0.376%, 05/25/2047 (P)	306,801	201,658
Bear Stearns Alt-A Trust, Series 2006-3,
Class 1A1 0.546%, 05/25/2036 (P)	615,920	394,664
Bear Stearns Commercial Mortgage Securities
Series 2005-10, Class 11A1,
0.666%, 01/25/2036 (P)	269,299	163,475
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	431,004	480,856

83

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2007-PW16, Class A4,
5.898%, 06/11/2040 (P)	$400,000	$452,029
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	385,000	370,516
CHL Mortgage Pass-Through Trust,
Series 2007-HY1, Class 1A1
2.865%, 04/25/2037 (P)	41,514	33,554
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class E
4.250%, 09/10/2046	195,000	134,954
COMM 2013-CCRE9 Mortgage Trust,
Series 2013-CR9, Class A4
4.380%, 07/10/2045 (P)	205,110	215,513
COMM Mortgage Trust, Series 2013-LC6,
Class A4 2.941%, 01/10/2046	485,000	462,410
Commercial Mortgage Pass
Through Certificates
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	1,205,000	1,161,615
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	355,000	366,183
Series 2012-CR5, Class F,
4.480%, 12/10/2045 (P)(S)	475,000	359,802
Series 2012-CR3, Class F,
4.750%, 10/15/2045 (P)(S)	305,000	242,367
Series 2006-C7, Class A4,
5.944%, 06/10/2046 (P)	410,000	448,305
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	403,227	440,824
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A3 5.002%, 11/10/2046 (S)	410,000	458,204
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.316%, 03/25/2037 (P)	220,686	131,118
First Horizon Alternative
Mortgage Securities Trust
Series 2006-AA1, Class 2A1,
2.211%, 04/25/2036 (P)	31,775	25,667
Series 2005-AA7, Class 2A1,
2.238%, 09/25/2035 (P)	180,932	157,237
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	102,702
GMACM Mortgage Loan Trust,
Series 2006-AR1, Class 1A1
3.902%, 04/19/2036 (P)	413,734	351,409
GS Mortgage Securities Corp. II
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	550,000	547,753
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	318,720
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 2A1 2.692%, 01/25/2036 (P)	36,704	34,241
HarborView Mortgage Loan Trust
Series 2007-2, Class 2A1A,
0.326%, 05/25/2038 (P)	289,281	203,636
Series 2006-12, Class 2A2A,
0.358%, 01/19/2038 (P)	237,429	194,795

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2006-12, Class 2A13,
0.408%, 12/19/2036 (P)	$1,387,704	$935,679
Series 2005-8, Class 1A2A,
0.498%, 09/19/2035 (P)	128,735	99,317
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	565,000	566,475
IndyMac INDX Mortgage Loan Trust
Series 2005-AR14, Class 1A1A,
0.446%, 07/25/2035 (P)	78,139	64,546
Series 2006-AR8, Class A4A,
0.566%, 07/25/2046 (P)	423,709	214,035
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class F,
2.753%, 10/15/2045 (P)(S)	235,000	155,374
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	460,000	457,097
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	323,817
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	410,515	455,651
Series 2006-C4, Class A4,
6.055%, 06/15/2038 (P)	1,330,000	1,460,222
Luminent Mortgage Trust, Series 2006-2,
Class A1A 0.366%, 02/25/2046 (P)	497,297	359,017
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.866%, 05/12/2039 (P)	820,000	895,543
Morgan Stanley Capital I Trust
Series 2005-T17, Class A5,
4.780%, 12/13/2041	480,738	493,076
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	1,204,639	1,323,253
Series 2007-T27, Class A4,
5.814%, 06/11/2042 (P)	190,000	215,123
Morgan Stanley Mortgage Loan Trust
Series 2006-6AR, Class 1A3,
0.336%, 05/25/2036 (P)	111,788	55,335
Series 2006-6AR, Class 1A1,
0.336%, 05/25/2036 (P)	107,141	53,035
OBP Depositor LLC Trust, Series 2010-OBP,
Class A 4.646%, 07/15/2045 (S)	417,000	458,600
RALI Series Trust, Series 2007-QH9, Class A1
1.417%, 11/25/2037 (P)	280,093	155,628
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	785,171	772,104
Structured Adjustable Rate Mortgage
Loan Trust, Series 2007-1, Class 1A1
0.316%, 02/25/2037 (P)	54,799	38,299
Structured Asset Mortgage
Investments II Trust, Series 2006-AR5,
Class 4A1 0.386%, 05/25/2046 (P)	149,588	84,449
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1A
0.446%, 02/25/2036 (P)	43,884	33,960
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class A4
3.185%, 03/10/2046	480,000	465,191

84

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%, 01/15/2045 (P)	$537,759	$584,136
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class A3
2.918%, 10/15/2045	485,260	465,390
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	430,000	446,824
Series 2013-C11, Class E,
4.324%, 03/15/2045 (P)(S)	280,000	211,277
Series 2012-C10, Class E,
4.609%, 12/15/2045 (P)(S)	355,000	277,020
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	620,000	683,642
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	310,000	264,539

		24,943,414
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK 4.000%, 11/15/2019	63,524	67,441
Government National Mortgage Association,
Series 2006-38, Class XS IO
7.083%, 09/16/2035	31,065	5,710

		73,151

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $25,284,110)		$25,016,565

ASSET BACKED SECURITIES - 2.7%
Ally Master Owner Trust, Series 2011-4,
Class A2 1.540%, 09/15/2016	580,000	584,308
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	209,542	209,022
CPS Auto Trust, Series 2012-C, Class A
1.820%, 12/16/2019 (S)	288,354	290,128
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	655,000	656,581
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	590,000	589,622
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	585,000	587,686
First Investors Auto Owner Trust
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	470,000	470,315
Series 2012-1A, Class A2,
1.960%, 11/15/2017 (S)	181,725	182,543
Ford Credit Auto Lease Trust, Series 2012-A,
Class B 1.610%, 10/15/2016 (S)	1,145,000	1,152,404
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.216%, 12/25/2046 (P)	781,722	493,654
Series 2007-1, Class 1A1,
0.246%, 02/25/2037 (P)	42,022	21,669
Series 2006-11, Class 2A2,
0.326%, 07/25/2036 (P)	701,931	332,668
Series 2007-3, Class 1A2,
0.336%, 03/25/2047 (P)	1,175,095	559,076
Series 2006-17, Class A3A,
0.406%, 11/25/2036 (P)	371,204	217,915

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035 (P)	$430,000	$362,476
GSAMP Trust, Series 2007-FM2, Class A2B
0.256%, 01/25/2037 (P)	652,264	341,128
Hertz Fleet Lease Funding LP, Series 2013-3,
Class A 0.716%, 12/10/2027 (P)(S)	615,000	615,000
Hertz Vehicle Financing LLC, Series 2010-1A,
Class A2 3.740%, 02/25/2017 (S)	1,045,000	1,101,619
Huntington Auto Trust, Series 2012-1, Class B
1.710%, 08/15/2017	376,000	380,729
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	444,018
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	635,000	640,083
Series 2011-1, Class B,
2.350%, 11/16/2015	769,005	773,130
Series 2010-2, Class C,
3.890%, 07/17/2017	595,000	605,352
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	54,664	54,764
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.346%, 07/25/2037 (P)	55,000	28,853
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	230,000	231,265

TOTAL ASSET BACKED SECURITIES (Cost $11,806,367)		$11,926,008

PREFERRED SECURITIES - 0.3%
Financials - 0.3%
Citigroup Capital XIII (7.875% to 10/30/2015,
then 3 month LIBOR + 6.370%)	42,500	1,164,075

TOTAL PREFERRED SECURITIES (Cost $1,190,000)		$1,164,075

SHORT-TERM INVESTMENTS - 8.0%
Repurchase Agreement - 8.0%
BNP Paribas Tri-Party Repurchase Agreement
dated 11/29/2013 at 0.080% to be
repurchased at $20,700,138 on 12/02/2013,
collateralized by $21,115,423 Government
National Mortgage Association, 3.000% -
6.000% due 06/20/2035 - 07/20/2043
(valued at $21,114,001, including interest)	$20,700,000	$20,700,000

85

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Deutsche Bank Securities Tri-Party
Repurchase Agreement dated 11/29/2013 at
0.090% to be repurchased at $14,300,107 on
12/02/2013, collateralized by $3,495,396
Federal Home Loan Mortgage Corp.,
3.500% - 7.500% due 07/01/2019 -
11/01/2042 (valued at $3,723,670, including
interest), $26,989 Federal National
Mortgage Association, 5.000% due
05/01/2042 (valued at $29,578, including
interest) and $10,586,756 Government
National Mortgage Association, 2.500% -
6.000% due 04/20/2026 - 09/15/2053
(valued at $10,832,753, including interest)	$14,300,000	$14,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $35,000,000)		$35,000,000

Total Investments (Investment Quality Bond Fund)
(Cost $441,571,443) - 102.2%		$449,659,978
Other assets and liabilities, net - (2.2%)		(9,517,757)

TOTAL NET ASSETS - 100.0%		$440,142,221

SALE COMMITMENTS OUTSTANDING

SALE COMMITMENTS OUTSTANDING - 0.6%
Federal National Mortgage Association
2.500%, TBA (C)	2,800,000	2,577,313

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $2,599,563)		$2,577,313

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.3%
Consumer Discretionary - 22.4%
Auto Components - 1.2%
Allison Transmission Holdings, Inc.	2,687	$73,140
BorgWarner, Inc.	4,142	443,898
The Goodyear Tire & Rubber Company	8,899	198,092

		715,130
Automobiles - 0.9%
Harley-Davidson, Inc.	8,103	543,063
Distributors - 0.6%
LKQ Corp. (I)	10,858	359,943
Hotels, Restaurants & Leisure - 3.3%
Burger King Worldwide, Inc.	1,270	26,911
Chipotle Mexican Grill, Inc. (I)	1,121	587,247
Dunkin’ Brands Group, Inc.	3,848	188,475
Extended Stay America Inc (I)	1,015	25,558
Hyatt Hotels Corp., Class A (I)	558	26,990
MGM Resorts International (I)	14,170	271,922
Norwegian Cruise Line Holdings, Ltd. (I)	1,845	62,915
Panera Bread Company, Class A (I)	1,017	179,897
Starwood Hotels & Resorts Worldwide, Inc.	2,468	183,817
Wyndham Worldwide Corp.	4,836	346,790

		1,900,522
Household Durables - 2.6%
Harman International Industries, Inc.	2,463	199,602

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Jarden Corp. (I)	1,552	$87,284
Mohawk Industries, Inc. (I)	2,230	312,245
NVR, Inc. (I)	159	154,227
PulteGroup, Inc.	12,645	237,220
Toll Brothers, Inc. (I)	5,819	198,428
Tupperware Brands Corp.	1,231	112,440
Whirlpool Corp.	1,434	219,058

		1,520,504
Internet & Catalog Retail - 1.8%
Groupon, Inc. (I)	15,594	141,126
Liberty Interactive Corp., Series A (I)	17,858	501,453
TripAdvisor, Inc. (I)	4,239	374,388

		1,016,967
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	2,367	315,923
Media - 1.8%
AMC Networks, Inc., Class A (I)	2,089	134,093
Cablevision Systems Corp., Class A	6,944	116,451
Charter Communications, Inc., Class A (I)	2,202	297,490
Lamar Advertising Company, Class A (I)	2,890	144,269
Scripps Networks Interactive, Inc., Class A	3,048	227,350
The Interpublic Group of Companies, Inc.	5,389	93,769

		1,013,422
Multiline Retail - 1.3%
Dollar Tree, Inc. (I)	8,104	450,988
Family Dollar Stores, Inc.	3,744	261,219
Sears Holdings Corp. (I) (L)	674	42,819

		755,026
Specialty Retail - 6.0%
Advance Auto Parts, Inc.	2,635	266,161
AutoNation, Inc. (I)	1,343	65,861
Cabela’s, Inc. (I)	1,787	109,454
CarMax, Inc. (I)	8,088	407,231
Dick’s Sporting Goods, Inc.	3,640	205,733
GNC Holdings, Inc., Class A	3,448	207,501
O’Reilly Automotive, Inc. (I)	3,944	492,842
PetSmart, Inc.	3,571	264,647
Sally Beauty Holdings, Inc. (I)	6,051	170,275
Tiffany & Company	4,629	412,629
Tractor Supply Company	5,051	369,784
Ulta Salon Cosmetics & Fragrance, Inc. (I)	2,192	278,252
Urban Outfitters, Inc. (I)	4,264	166,381
Williams-Sonoma, Inc.	1,129	66,746

		3,483,497
Textiles, Apparel & Luxury Goods - 2.4%
Fossil Group, Inc. (I)	1,869	237,868
Hanesbrands, Inc.	3,582	251,098
Lululemon Athletica, Inc. (I) (L)	3,672	256,012
PVH Corp.	2,932	392,653
Under Armour, Inc., Class A (I)	2,923	235,886

		1,373,517

		12,997,514
Consumer Staples - 4.1%
Beverages - 1.5%
Beam, Inc.	2,636	178,009
Constellation Brands, Inc., Class A (I)	5,969	420,277
Monster Beverage Corp. (I)	5,148	304,659

		902,945

86

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (I) (L)	4,635	$312,306
Hillshire Brands Company	1,598	53,405
Hormel Foods Corp.	5,270	237,255
McCormick & Company, Inc.,	2,815	194,235

		797,201
Household Products - 0.3%
Church & Dwight Company, Inc.	2,507	163,582
Personal Products - 0.9%
Avon Products, Inc.	15,689	279,735
Coty, Inc., Class A	1,307	21,461
Herbalife, Ltd. (L)	3,169	220,816

		522,012

		2,385,740
Energy - 9.7%
Energy Equipment & Services - 3.3%
Core Laboratories NV	1,651	300,713
Dresser-Rand Group, Inc. (I)	2,759	155,718
FMC Technologies, Inc. (I)	8,571	412,265
Frank’s International NV	1,389	33,239
Oceaneering International, Inc.	3,914	302,122
Oil States International, Inc. (I)	1,995	204,188
Rowan Companies PLC, Class A (I)	2,247	77,791
Weatherford International, Ltd. (I)	27,900	436,908

		1,922,944
Oil, Gas & Consumable Fuels - 6.4%
Cabot Oil & Gas Corp.	15,312	527,498
Cheniere Energy, Inc. (I)	7,350	290,987
Cimarex Energy Company	1,095	103,565
Cobalt International Energy, Inc. (I)	10,414	231,503
Concho Resources, Inc. (I)	3,798	394,726
CONSOL Energy, Inc.	8,279	294,567
EQT Corp.	5,472	465,722
Kinder Morgan Management LLC (I)	2,558	195,895
QEP Resources, Inc.	6,486	207,682
Range Resources Corp.	5,938	461,086
SandRidge Energy, Inc. (I) (L)	8,875	49,611
SM Energy Company	2,421	213,387
Whiting Petroleum Corp. (I)	4,293	259,297

		3,695,526

		5,618,470
Financials - 6.8%
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (I)	1,912	382,878
Eaton Vance Corp. (L)	4,378	183,044
Legg Mason, Inc. (L)	2,042	79,863
LPL Financial Holdings, Inc.	3,039	130,282
SEI Investments Company	5,302	178,041
TD Ameritrade Holding Corp.	5,176	148,965

		1,103,073
Commercial Banks - 0.5%
CIT Group, Inc.	2,419	122,111
Signature Bank (I)	1,710	181,688

		303,799
Diversified Financial Services - 1.3%
IntercontinentalExchange Group, Inc.	1	138
Moody’s Corp.	7,206	537,784

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
MSCI, Inc. (I)	4,158	$184,574

		722,496
Insurance - 1.0%
Arch Capital Group, Ltd. (I)	4,827	283,972
Brown & Brown, Inc.	4,456	140,899
Markel Corp. (I)	228	127,060

		551,931
Real Estate Investment Trusts - 0.7%
Apartment Investment & Management
Company, Class A	1,848	46,403
Brixmor Property Group, Inc. (L)	1,100	22,198
Federal Realty Investment Trust	832	86,129
SL Green Realty Corp.	1,165	105,398
Taubman Centers, Inc.	2,331	152,401

		412,529
Real Estate Management & Development - 1.0%
CBRE Group, Inc., Class A (I)	10,193	247,078
Jones Lang LaSalle, Inc.	1,045	102,117
Realogy Holdings Corp. (I)	5,283	250,361

		599,556
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (I)	4,175	236,556

		3,929,940
Health Care - 14.8%
Biotechnology - 1.4%
BioMarin Pharmaceutical, Inc. (I)	5,069	356,756
Medivation, Inc. (I)	2,721	171,450
Pharmacyclics, Inc. (I)	2,249	280,045

		808,251
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp. (I)	24,291	281,290
C.R. Bard, Inc.	2,720	377,754
DENTSPLY International, Inc.	5,148	244,839
Edwards Lifesciences Corp. (I)	4,062	266,183
IDEXX Laboratories, Inc. (I) (L)	1,916	199,571
ResMed, Inc. (L)	5,139	250,835
The Cooper Companies, Inc.	1,760	231,862
Varian Medical Systems, Inc. (I)	3,895	304,005

		2,156,339
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	8,386	591,465
DaVita HealthCare Partners, Inc. (I)	6,534	389,100
Envision Healthcare Holdings, Inc. (I)	1,617	47,896
Henry Schein, Inc. (I) (L)	3,129	356,706
Laboratory Corp. of America Holdings (I)	3,287	334,781
MEDNAX, Inc. (I)	1,832	202,986
Patterson Companies, Inc.	3,008	124,802
Premier, Inc., Class A (I)	1,018	33,502
Universal Health Services, Inc., Class B	3,289	271,112

		2,352,350
Life Sciences Tools & Services - 2.9%
Covance, Inc. (I)	2,022	170,616
Illumina, Inc. (I)	4,527	443,646
Life Technologies Corp. (I)	6,274	474,942
Mettler-Toledo International, Inc. (I)	1,083	267,035
Quintiles Transnational Holdings, Inc. (I)	933	40,296

87

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Waters Corp. (I)	3,083	$306,851

		1,703,386
Pharmaceuticals - 2.7%
Forest Laboratories, Inc. (I)	8,780	450,502
Mylan, Inc. (I)	13,866	611,907
Perrigo Company PLC (L) (I)	3,252	506,954

		1,569,363

		8,589,689
Industrials - 17.4%
Aerospace & Defense - 1.1%
B/E Aerospace, Inc. (I)	3,725	324,075
Spirit Aerosystems Holdings, Inc., Class A (I)	1,528	49,874
TransDigm Group, Inc.	1,806	282,675

		656,624
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	5,767	338,119
Expeditors International of Washington, Inc.	7,467	324,366

		662,485
Airlines - 1.7%
Southwest Airlines Company	25,662	477,057
United Continental Holdings, Inc. (I)	13,144	515,902

		992,959
Building Products - 1.2%
Fortune Brands Home & Security, Inc.	6,006	261,862
Masco Corp.	12,913	289,509
Owens Corning, Inc. (I)	4,124	161,496

		712,867
Commercial Services & Supplies - 1.2%
Copart, Inc. (I)	4,127	142,093
Stericycle, Inc. (I)	3,107	365,010
Waste Connections, Inc.	4,244	186,481

		693,584
Construction & Engineering - 0.5%
Chicago Bridge & Iron Company NV	3,494	267,920
Electrical Equipment - 1.9%
AMETEK, Inc.	8,836	434,908
Roper Industries, Inc.	3,604	467,439
Sensata Technologies Holding NV (I)	4,766	185,779

		1,088,126
Machinery - 3.4%
Colfax Corp. (I)	2,762	160,417
Donaldson Company, Inc.	5,021	209,526
Flowserve Corp.	5,087	363,110
IDEX Corp.	1,490	106,282
Lincoln Electric Holdings, Inc.	2,825	201,931
Nordson Corp.	2,091	150,803
Pall Corp.	4,036	337,813
WABCO Holdings, Inc. (I)	2,265	200,679
Wabtec Corp.	3,483	240,327

		1,970,888
Marine - 0.3%
Kirby Corp. (I)	1,848	174,544
Professional Services - 2.1%
IHS, Inc., Class A (I)	2,142	245,109
Nielsen Holdings NV	9,591	413,948
Robert Half International, Inc.	5,023	194,038

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Verisk Analytics, Inc., Class A (I)	5,467	$355,956

		1,209,051
Road & Rail - 2.2%
Genesee & Wyoming, Inc., Class A (I)	1,876	180,471
Hertz Global Holdings, Inc. (I)	14,526	352,401
J.B. Hunt Transport Services, Inc.	3,388	254,744
Kansas City Southern	4,005	484,685

		1,272,301
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Company, Inc., Class A	1,781	136,870
United Rentals, Inc. (I)	3,375	231,964

		368,834

		10,070,183
Information Technology - 18.7%
Communications Equipment - 0.5%
F5 Networks, Inc. (I)	2,833	233,043
Palo Alto Networks, Inc. (I)	772	38,561

		271,604
Computers & Peripherals - 1.0%
SanDisk Corp.	8,731	595,018
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp., Class A	5,783	491,555
Dolby Laboratories, Inc., Class A (L)	1,728	62,087
Trimble Navigation, Ltd. (I)	9,288	296,287

		849,929
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (I)	6,445	288,220
Equinix, Inc. (I)	1,788	287,332
IAC/InterActiveCorp	2,792	159,730
MercadoLibre, Inc.	1,198	132,631
Rackspace Hosting, Inc. (I) (L)	4,273	163,271
VeriSign, Inc. (I)	5,332	303,178

		1,334,362
IT Services - 3.8%
Alliance Data Systems Corp. (I) (L)	1,772	429,285
Fiserv, Inc. (I)	4,726	519,340
FleetCor Technologies, Inc. (I)	2,513	306,033
Gartner, Inc. (I)	3,370	217,871
Global Payments, Inc.	2,734	172,379
Jack Henry & Associates, Inc.	3,090	175,419
Teradata Corp. (I)	5,901	269,322
Vantiv, Inc., Class A (I)	4,467	135,350

		2,224,999
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp.	11,558	372,746
Avago Technologies, Ltd.	8,933	399,573
Cree, Inc. (I)	4,345	242,451
Freescale Semiconductor, Ltd. (I)	2,327	33,881
KLA-Tencor Corp.	3,897	248,901
Lam Research Corp. (I)	5,902	307,553
LSI Corp.	19,792	159,721
Micron Technology, Inc. (I)	24,525	517,478
Skyworks Solutions, Inc. (I)	3,396	90,300
Xilinx, Inc.	9,679	430,038

		2,802,642
Software - 4.8%
ANSYS, Inc. (I)	3,344	286,480

88

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Autodesk, Inc. (I)	5,232	$236,748
Electronic Arts, Inc. (I)	11,093	246,043
FactSet Research Systems, Inc. (L)	1,503	169,839
Informatica Corp. (I)	3,916	151,980
MICROS Systems, Inc. (I) (L)	2,817	151,329
NetSuite, Inc. (I)	1,208	116,065
Nuance Communications, Inc. (I)	9,105	123,100
Red Hat, Inc. (I)	6,849	320,876
ServiceNow, Inc. (I)	4,454	236,552
Solera Holdings, Inc.	2,511	167,609
Splunk, Inc. (I)	3,445	248,591
TIBCO Software, Inc. (I)	5,644	136,415
Workday, Inc., Class A (I)	2,391	196,899

		2,788,526

		10,867,080
Materials - 3.8%
Chemicals - 1.7%
FMC Corp.	4,933	359,418
Sigma-Aldrich Corp.	2,175	187,572
Valspar Corp.	3,043	214,866
W.R. Grace & Company (I)	2,634	252,943

		1,014,799
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	598	57,743
Vulcan Materials Company	4,702	265,052

		322,795
Containers & Packaging - 1.2%
Aptargroup, Inc. (L)	833	54,078
Ball Corp.	5,020	250,900
Crown Holdings, Inc. (I)	5,092	224,761
Rock-Tenn Company, Class A	1,692	159,759

		689,498
Metals & Mining - 0.3%
Allegheny Technologies, Inc.	1,953	64,879
Royal Gold, Inc.	2,329	105,015

		169,894

		2,196,986
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (I)	5,639	171,538
tw telecom, Inc. (I)	5,006	141,770

		313,308
Wireless Telecommunication Services - 0.7%
SBA Communications Corp., Class A (I)	4,623	393,741

		707,049
Utilities - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (I)	12,890	243,750

TOTAL COMMON STOCKS (Cost $41,501,735)		$57,606,401

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock Collateral
Investment Trust, 0.1849% (W) (Y)	228,225	2,284,098

TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,283,639)		$2,284,098

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.3%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0600% (Y)	1,956,259	1,956,259
U.S. Government - 0.2%
U.S. Treasury Bills 0.055%, 02/20/2014 *	$100,000	$99,989

TOTAL SHORT-TERM INVESTMENTS (Cost $2,056,243)		$2,056,248

Total Investments (Mid Cap Growth Index Fund)
(Cost $45,841,617) - 106.7%		$61,946,747
Other assets and liabilities, net - (6.7%)		(3,903,996)

TOTAL NET ASSETS - 100.0%		$58,042,751

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.8%
Consumer Discretionary - 27.1%
Auto Components - 0.8%
Tenneco, Inc. (I)	222,743	$12,785,446
Hotels, Restaurants & Leisure - 8.2%
Bloomin’ Brands, Inc. (I)	944,872	24,755,646
Buffalo Wild Wings, Inc. (I)(L)	81,206	12,200,389
Life Time Fitness, Inc. (I)(L)	361,710	17,546,552
Melco Crown Entertainment, Ltd., ADR (I)	590,020	20,998,812
Panera Bread Company, Class A (I)	116,709	20,644,655
Starwood Hotels & Resorts Worldwide, Inc.	211,560	15,756,989
Wyndham Worldwide Corp.	248,363	17,810,111

		129,713,154
Household Durables - 3.6%
Lennar Corp., Class A (L)	322,942	11,548,406
PulteGroup, Inc.	750,779	14,084,614
Taylor Morrison Home Corp., Class A (I)	511,031	11,166,027
Whirlpool Corp.	132,414	20,227,563

		57,026,610
Internet & Catalog Retail - 5.2%
Groupon, Inc. (I)	1,605,186	14,526,933
HomeAway, Inc. (I)(L)	529,116	19,312,734
Netflix, Inc. (I)	57,026	20,860,111
TripAdvisor, Inc. (I)(L)	319,512	28,219,300

		82,919,078
Media - 0.9%
IMAX Corp. (I)(L)	485,196	14,958,593
Specialty Retail - 4.2%
Dick’s Sporting Goods, Inc.	409,220	23,129,114
Lumber Liquidators Holdings, Inc. (I)	134,586	13,551,464
Pier 1 Imports, Inc.	615,180	13,712,362
Ross Stores, Inc.	205,205	15,689,974

		66,082,914
Textiles, Apparel & Luxury Goods - 4.2%
Lululemon Athletica, Inc. (I)(L)	385,141	26,852,031
PVH Corp.	155,900	20,878,128
Samsonite International SA	6,359,400	19,032,850

		66,763,009

		430,248,804

89

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 5.4%
Food & Staples Retailing - 1.2%
Whole Foods Market, Inc.	326,360	$18,471,976
Food Products - 2.4%
Green Mountain Coffee Roasters, Inc. (I)(L)	259,270	17,469,613
WhiteWave Foods Company, Class A (I)	1,006,680	21,412,084

		38,881,697
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	213,289	15,053,938
Personal Products - 0.9%
Coty, Inc., Class A	820,291	13,469,178

		85,876,789
Energy - 4.0%
Energy Equipment & Services - 1.3%
Patterson-UTI Energy, Inc.	462,841	10,788,824
Superior Energy Services, Inc. (I)	421,000	10,727,080

		21,515,904
Oil, Gas & Consumable Fuels - 2.7%
Cobalt International Energy, Inc. (I)	326,620	7,260,763
Pioneer Natural Resources Company	88,957	15,812,107
Range Resources Corp.	251,865	19,557,317

		42,630,187

		64,146,091
Financials - 5.0%
Capital Markets - 0.4%
Artisan Partners Asset Management, Inc.	82,100	5,067,212
LPL Financial Holdings, Inc.	25,700	1,101,759

		6,168,971
Diversified Financial Services - 1.1%
IntercontinentalExchange Group, Inc.	65,590	13,989,691
Silver Eagle Acquisition Corp. (I)	334,380	3,377,238

		17,366,929
Insurance - 2.4%
Assured Guaranty, Ltd.	659,140	15,476,607
The Hanover Insurance Group, Inc.	191,294	11,536,941
XL Group PLC	334,491	10,700,367

		37,713,915
Real Estate Investment Trusts - 1.1%
Host Hotels & Resorts, Inc.	954,376	17,570,062

		78,819,877
Health Care - 13.4%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (I)	99,504	6,089,645
Cubist Pharmaceuticals, Inc. (I)	110,405	7,563,847
Regeneron Pharmaceuticals, Inc. (I)	51,239	15,057,093

		28,710,585
Health Care Equipment & Supplies - 2.1%
DexCom, Inc. (I)	560,452	18,545,357
HeartWare International, Inc. (I)	145,915	14,066,206

		32,611,563
Health Care Providers & Services - 3.3%
Acadia Healthcare Company, Inc. (I)	387,650	17,909,430
Catamaran Corp. (I)	453,118	20,675,774
Team Health Holdings, Inc. (I)	306,034	14,300,969

		52,886,173

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.6%
Covance, Inc. (I)	184,713	$15,586,083
Illumina, Inc. (I)(L)	103,940	10,186,120

		25,772,203
Pharmaceuticals - 4.6%
Actavis PLC (I)	196,040	31,968,243
Forest Laboratories, Inc. (I)	328,190	16,839,429
Ono Pharmaceutical Company, Ltd.	169,090	12,821,377
Salix Pharmaceuticals, Ltd. (I)	145,090	12,305,083

		73,934,132

		213,914,656
Industrials - 15.1%
Aerospace & Defense - 1.7%
DigitalGlobe, Inc. (I)	691,830	27,396,468
Airlines - 1.0%
Spirit Airlines, Inc. (I)	351,359	16,116,837
Building Products - 2.6%
Armstrong World Industries, Inc. (I)	397,181	21,130,029
Owens Corning, Inc. (I)	505,300	19,787,548

		40,917,577
Commercial Services & Supplies - 1.7%
Platform Acquisition Holdings, Ltd. (I)	992,250	11,907,000
The ADT Corp. (I)	372,700	15,116,712

		27,023,712
Construction & Engineering - 0.8%
KBR, Inc.	396,470	13,412,580
Machinery - 1.1%
Pall Corp.	198,703	16,631,441
Professional Services - 2.7%
IHS, Inc., Class A (I)	200,631	22,958,205
Nielsen Holdings NV	466,750	20,144,930

		43,103,135
Road & Rail - 1.0%
Hertz Global Holdings, Inc. (I)	641,523	15,563,348
Trading Companies & Distributors - 2.5%
HD Supply Holdings, Inc. (I)	848,372	17,875,198
WESCO International, Inc. (I)(L)	251,970	21,664,381

		39,539,579

		239,704,677
Information Technology - 24.9%
Communications Equipment - 0.2%
Palo Alto Networks, Inc. (I)	57,200	2,857,140
Computers & Peripherals - 1.0%
SanDisk Corp.	226,493	15,435,498
Internet Software & Services - 9.1%
Akamai Technologies, Inc. (I)	440,207	19,686,057
Angie’s List, Inc. (I)(L)	997,390	12,986,018
Bankrate, Inc. (I)	904,491	16,950,161
Cornerstone OnDemand, Inc. (I)	143,604	7,240,514
Demandware, Inc. (I)	6,100	345,687
IAC/InterActiveCorp	76,492	4,376,107
LinkedIn Corp., Class A (I)	75,654	16,948,766
OpenTable, Inc. (I)(L)	230,729	19,282,023
Pandora Media, Inc. (I)(L)	409,358	11,625,767
Shutterstock, Inc. (I)	105,700	7,819,686
Trulia, Inc. (I)(L)	526,180	18,069,021

90

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Zillow, Inc., Class A (I)(L)	132,246	$10,397,181

		145,726,988
IT Services - 1.6%
Acxiom Corp. (I)	293,041	9,752,404
Teradata Corp. (I)	334,837	15,281,961

		25,034,365
Semiconductors & Semiconductor Equipment - 2.0%
NXP Semiconductor NV (I)	552,290	23,472,325
Sunedison, Inc. (I)	670,226	8,518,572

		31,990,897
Software - 11.0%
Activision Blizzard, Inc.	1,125,987	19,378,236
Autodesk, Inc. (I)	728,315	32,956,254
Cadence Design Systems, Inc. (I)(L)	1,948,732	25,820,699
Concur Technologies, Inc. (I)(L)	245,332	23,819,284
FleetMatics Group PLC (I)	511,926	19,811,536
NetSuite, Inc. (I)	2,826	271,522
ServiceNow, Inc. (I)(L)	158,126	8,398,072
Solera Holdings, Inc.	75,702	5,053,109
Splunk, Inc. (I)	125,468	9,053,771
Symantec Corp.	719,677	16,185,536
Tableau Software, Inc., Class A (I)	110,678	7,253,836
Tyler Technologies, Inc. (I)	69,750	7,157,048

		175,158,903

		396,203,791
Materials - 1.9%
Containers & Packaging - 0.7%
Rock-Tenn Company, Class A	114,189	10,781,725
Paper & Forest Products - 1.2%
KapStone Paper and Packaging Corp.	173,541	9,246,264
Louisiana-Pacific Corp. (I)	627,920	10,297,888

		19,544,152

		30,325,877

TOTAL COMMON STOCKS (Cost $1,266,260,452)		$1,539,240,562

WARRANTS - 0.0%
Platform Acquisition Holdings, Ltd.
(Expiration Date: 07/31/2020; Strike
Price: $11.50) (I)	425,250	43,801

TOTAL WARRANTS (Cost $4,253)		$43,801

SECURITIES LENDING COLLATERAL - 10.5%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	16,743,329	167,568,912

TOTAL SECURITIES LENDING
COLLATERAL (Cost $167,549,563)		$167,568,912

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreement - 2.7%
Deutsche Tri-Party Repurchase Agreement
dated 11/29/2013 at 0.090% to be
repurchased at $42,100,316 on 12/02/2013,
collateralized by $22,925,723 Government
National Mortgage Association, 2.670 -
6.500% due 12/20/2026 - 9/15/2053 (valued
at $23,982,228 including interest), $233,146
Federal National Mortgage Association,
2.500 - 5.000% due 7/01/2018 - 7/1/2043
(valued at $239,394 including interest),
$17,457,398 Federal Home Loan
Mortgage Corp., 3.000 - 8.500% due
04/01/2016 - 02/01/2048 (valued at
$18,720,378 including interest)	$42,100,000	$42,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $42,100,000)		$42,100,000

Total Investments (Mid Cap Stock Fund)
(Cost $1,475,914,268) - 110.0%		$1,748,953,275
Other assets and liabilities, net - (10.0%)		(159,596,897)

TOTAL NET ASSETS - 100.0%		$1,589,356,378

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.9%
Consumer Discretionary - 12.6%
Auto Components - 1.5%
Autoliv, Inc. (L)	3,037	$282,016
Lear Corp.	2,433	201,720
TRW Automotive Holdings Corp. (I)	3,692	286,499

		770,235
Distributors - 0.8%
Genuine Parts Company	4,794	397,135
Diversified Consumer Services - 0.5%
H&R Block, Inc.	8,550	238,460
Hotels, Restaurants & Leisure - 1.9%
Burger King Worldwide, Inc.	1,100	23,309
Darden Restaurants, Inc.	4,027	214,760
Hyatt Hotels Corp., Class A (I)	863	41,743
International Game Technology	8,247	144,240
Royal Caribbean Cruises, Ltd.	4,784	210,735
Starwood Hotels & Resorts Worldwide, Inc.	4,015	299,037

		933,824
Household Durables - 2.6%
D.R. Horton, Inc. (L)	9,129	181,485
Garmin, Ltd. (L)	3,681	178,749
Jarden Corp. (I)	2,503	140,769
Leggett & Platt, Inc.	4,548	137,395
Lennar Corp., Class A (L)	5,041	180,266
Newell Rubbermaid, Inc.	9,001	273,180
Tupperware Brands Corp.	600	54,804
Whirlpool Corp.	1,200	183,312

		1,329,960
Internet & Catalog Retail - 0.4%
Expedia, Inc.	3,455	220,049

91

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	3,664	$197,196
Media - 1.2%
Gannett Company, Inc.	7,223	195,454
News Corp., Class A (I)	11,800	211,928
News Corp., Class B (I)	3,400	61,098
The Interpublic Group of Companies, Inc.	8,622	150,023

		618,503
Multiline Retail - 0.7%
Nordstrom, Inc.	4,943	307,501
Sears Holdings Corp. (I)(L)	563	35,767

		343,268
Specialty Retail - 2.6%
Best Buy Company, Inc.	8,470	343,459
Foot Locker, Inc.	4,677	181,889
GameStop Corp., Class A	3,648	176,016
Signet Jewelers, Ltd.	2,533	194,636
Staples, Inc.	20,700	321,471
Williams-Sonoma, Inc.	1,785	105,529

		1,323,000

		6,371,630
Consumer Staples - 6.7%
Beverages - 2.1%
Beam, Inc.	2,266	153,023
Coca-Cola Enterprises, Inc.	7,901	331,368
Dr. Pepper Snapple Group, Inc.	6,327	305,341
Molson Coors Brewing Company, Class B	4,820	253,869

		1,043,601
Food & Staples Retailing - 0.5%
Safeway, Inc.	7,504	262,415
Food Products - 2.6%
Bunge, Ltd.	4,638	371,597
Hillshire Brands Company	2,500	83,550
Ingredion, Inc.	2,443	168,958
McCormick & Company, Inc.	1,335	92,115
The J.M. Smucker Company	3,279	341,803
Tyson Foods, Inc., Class A	8,843	280,235

		1,338,258
Household Products - 1.5%
Church & Dwight Company, Inc.	2,202	143,681
Energizer Holdings, Inc.	1,963	216,617
The Clorox Company (L)	4,052	377,525

		737,823
Personal Products - 0.0%
Coty, Inc., Class A	600	9,852

		3,391,949
Energy - 5.5%
Energy Equipment & Services - 2.0%
Diamond Offshore Drilling, Inc.	2,200	132,110
Helmerich & Payne, Inc.	3,356	258,412
Nabors Industries, Ltd.	9,500	157,225
Noble Corp. PLC	7,900	301,148
Rowan Companies PLC, Class A (I)	1,930	66,817
Superior Energy Services, Inc. (I)	5,020	127,910

		1,043,622
Oil, Gas & Consumable Fuels - 3.5%
Cimarex Energy Company	1,726	163,245

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc. (I)	11,659	$194,472
Energen Corp.	2,278	164,403
HollyFrontier Corp.	5,953	285,625
Kinder Morgan Management LLC (I)	1,178	90,229
Newfield Exploration Company (I)	4,326	121,561
Peabody Energy Corp.	8,478	154,300
Plains GP Holdings LP, Class A (I)	4,000	94,000
SandRidge Energy, Inc. (I)(L)	4,000	22,360
Tesoro Corp.	4,301	252,168
Ultra Petroleum Corp. (I)(L)	4,800	98,256
WPX Energy, Inc. (I)	6,253	116,243

		1,756,862

		2,800,484
Financials - 28.2%
Capital Markets - 1.0%
Ares Capital Corp.	8,380	154,024
Legg Mason, Inc.	1,776	69,459
Raymond James Financial, Inc.	3,930	189,347
TD Ameritrade Holding Corp.	2,400	69,072

		481,902
Commercial Banks - 4.1%
BOK Financial Corp.	852	53,932
CIT Group, Inc.	3,900	196,872
Comerica, Inc.	5,774	261,851
Commerce Bancshares, Inc.	2,421	109,227
Cullen/Frost Bankers, Inc.	1,730	124,249
First Republic Bank	2,912	148,803
Huntington Bancshares, Inc.	25,904	237,799
KeyCorp	28,534	363,809
Regions Financial Corp.	43,672	424,929
Zions Bancorporation	5,788	169,762

		2,091,233
Consumer Finance - 0.7%
SLM Corp.	13,609	362,680
Diversified Financial Services - 1.1%
ING US, Inc.	3,700	129,282
Leucadia National Corp.	9,718	278,518
The NASDAQ OMX Group, Inc.	3,638	142,937

		550,737
Insurance - 10.4%
Alleghany Corp. (I)	529	208,479
American Financial Group, Inc.	2,287	131,868
Arthur J. Gallagher & Company	4,052	188,580
Assurant, Inc.	2,328	151,180
Axis Capital Holdings, Ltd.	3,208	157,609
Cincinnati Financial Corp.	4,881	255,813
Everest Re Group, Ltd.	1,476	231,481
Fidelity National Financial, Inc., Class A	7,378	214,478
Genworth Financial, Inc., Class A (I)	14,697	222,072
Hartford Financial Services Group, Inc.	13,558	483,072
HCC Insurance Holdings, Inc.	3,196	146,952
Lincoln National Corp.	8,266	424,294
Markel Corp. (I)	198	110,341
PartnerRe, Ltd.	1,532	157,643
Principal Financial Group, Inc.	9,253	468,479
Reinsurance Group of America, Inc.	2,286	171,404
RenaissanceRe Holdings, Ltd.	1,393	131,917
Torchmark Corp.	2,841	215,916
Unum Group	8,235	276,449
Validus Holdings, Ltd.	2,762	110,618

92

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	3,629	$158,914
White Mountains Insurance Group, Ltd.	172	103,687
Willis Group Holdings PLC	5,255	235,319
XL Group PLC	8,936	285,863

		5,242,428
Real Estate Investment Trusts - 9.8%
Alexandria Real Estate Equities, Inc.	2,243	141,892
American Campus Communities, Inc.	3,300	107,019
American Capital Agency Corp.	12,433	253,385
Apartment Investment & Management
Company, Class A	2,949	74,049
BRE Properties, Inc.	2,500	128,075
Brixmor Property Group, Inc. (L)	500	10,090
Camden Property Trust	2,699	156,326
Cole Real Estate Investment, Inc.	14,715	210,572
DDR Corp.	8,468	135,403
Digital Realty Trust, Inc.	4,041	190,897
Duke Realty Corp.	10,339	156,946
Essex Property Trust, Inc.	1,186	180,047
Extra Space Storage, Inc.	3,300	138,336
Federal Realty Investment Trust	1,329	137,578
Hospitality Properties Trust	4,635	125,933
Host Hotels & Resorts, Inc.	23,464	431,972
Kilroy Realty Corp.	2,500	125,875
Kimco Realty Corp.	12,778	263,482
Liberty Property Trust	4,507	145,982
Mid-America Apartment Communities, Inc.	2,400	144,576
Plum Creek Timber Company, Inc.	5,453	238,514
Rayonier, Inc.	3,899	171,985
Realty Income Corp.	6,182	235,596
Regency Centers Corp.	2,857	133,822
Senior Housing Properties Trust	6,087	137,871
SL Green Realty Corp.	1,889	170,898
The Macerich Company	4,467	254,351
UDR, Inc.	7,942	184,810
Weingarten Realty Investors	3,605	102,887
WP Carey, Inc.	967	60,699

		4,949,868
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	485	47,394
Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc.	14,913	139,287
New York Community Bancorp, Inc. (L)	13,795	227,893
People’s United Financial, Inc. (L)	10,027	151,809

		518,989

		14,245,231
Health Care - 3.2%
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (I)	21,020	243,412
CareFusion Corp. (I)	6,681	266,238
Hologic, Inc. (I)	8,562	191,703

		701,353
Health Care Providers & Services - 0.9%
Omnicare, Inc.	3,274	187,535
Quest Diagnostics, Inc. (L)	4,770	290,684

		478,219
Pharmaceuticals - 0.9%
Endo Health Solutions, Inc. (I)(L)	3,640	244,572

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Hospira, Inc. (I)	5,216	$205,041

		449,613

		1,629,185
Industrials - 11.0%
Aerospace & Defense - 1.9%
L-3 Communications Holdings, Inc.	2,828	292,585
Rockwell Collins, Inc. (L)	3,965	288,374
Spirit Aerosystems Holdings, Inc., Class A (I)	2,436	79,511
Textron, Inc.	8,724	289,899

		950,369
Commercial Services & Supplies - 1.7%
Cintas Corp.	3,284	182,262
Iron Mountain, Inc.	4,532	127,440
Republic Services, Inc.	9,100	317,681
The ADT Corp. (I)	6,300	255,528

		882,911
Construction & Engineering - 2.0%
Fluor Corp.	5,136	399,632
Jacobs Engineering Group, Inc. (I)	4,154	248,285
KBR, Inc.	4,636	156,836
Quanta Services, Inc. (I)	6,734	199,394

		1,004,147
Electrical Equipment - 0.4%
Hubbell, Inc., Class B	1,660	179,131
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	2,000	147,020
Machinery - 3.1%
AGCO Corp.	3,095	180,377
IDEX Corp.	1,318	94,013
Joy Global, Inc. (L)	3,351	189,533
Pentair, Ltd.	6,243	441,505
Snap-on, Inc.	1,853	196,696
SPX Corp.	1,248	118,111
Timken Company	2,590	134,058
Xylem, Inc.	5,862	202,591

		1,556,884
Professional Services - 1.6%
Equifax, Inc.	3,829	257,807
ManpowerGroup, Inc.	2,454	196,148
The Dun & Bradstreet Corp.	1,200	140,220
Towers Watson & Company, Class A	2,048	230,605

		824,780

		5,545,242
Information Technology - 10.9%
Communications Equipment - 1.1%
Harris Corp.	3,356	216,496
Juniper Networks, Inc. (I)	15,800	320,266

		536,762
Computers & Peripherals - 1.3%
NCR Corp. (I)	5,200	181,740
Western Digital Corp.	6,709	503,443

		685,183
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. (I)	3,101	159,205
Avnet, Inc.	4,259	169,934
Flextronics International, Ltd. (I)	19,665	149,061

93

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
FLIR Systems, Inc.	4,400	$130,548
Jabil Circuit, Inc.	5,727	116,086
Molex, Inc.	2,088	80,680
Molex, Inc., Class A	2,579	99,601

		905,115
IT Services - 1.9%
Computer Sciences Corp.	4,638	244,052
Fidelity National Information Services, Inc.	9,137	463,063
Leidos Holdings, Inc.	2,275	110,633
Total Systems Services, Inc.	5,454	169,347

		987,095
Office Electronics - 0.8%
Xerox Corp.	36,600	416,508
Semiconductors & Semiconductor Equipment - 3.4%
KLA-Tencor Corp.	1,779	113,625
Linear Technology Corp.	7,256	308,743
Marvell Technology Group, Ltd.	12,278	174,716
Maxim Integrated Products, Inc.	8,948	254,839
Microchip Technology, Inc. (L)	6,208	268,744
Micron Technology, Inc. (I)	11,400	240,540
NVIDIA Corp.	18,056	281,674
Skyworks Solutions, Inc. (I)	2,900	77,111

		1,719,992
Software - 0.6%
Autodesk, Inc. (I)	2,400	108,600
Synopsys, Inc. (I)	4,822	176,630

		285,230

		5,535,885
Materials - 9.4%
Chemicals - 5.3%
Airgas, Inc.	2,078	225,733
Albemarle Corp.	2,500	171,775
Ashland, Inc.	2,286	208,209
Axiall Corp.	2,204	99,841
Celanese Corp., Series A	5,000	280,650
CF Industries Holdings, Inc.	1,764	383,458
Eastman Chemical Company	4,809	370,437
Huntsman Corp.	6,536	149,870
International Flavors & Fragrances, Inc.	2,570	227,060
Rockwood Holdings, Inc.	2,238	153,213
RPM International, Inc.	4,200	166,320
Sigma-Aldrich Corp.	1,883	162,390
Westlake Chemical Corp.	725	81,621

		2,680,577
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	928	89,608
Containers & Packaging - 2.3%
Aptargroup, Inc. (L)	1,370	88,940
Avery Dennison Corp.	3,074	150,319
Bemis Company, Inc.	3,258	127,160
MeadWestvaco Corp.	5,524	193,948
Owens-Illinois, Inc. (I)	4,884	161,172
Packaging Corp. of America	3,100	189,906
Rock-Tenn Company, Class A	794	74,969
Sealed Air Corp.	5,811	186,591

		1,173,005

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 1.6%
Alcoa, Inc.	33,400	$320,974
Allegheny Technologies, Inc. (L)	1,668	55,411
Cliffs Natural Resources, Inc. (L)	4,847	121,223
Reliance Steel & Aluminum Company	2,441	179,487
United States Steel Corp. (L)	4,536	121,610

		798,705

		4,741,895
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Frontier Communications Corp. (L)	31,530	147,560
Windstream Holdings, Inc. (L)	18,627	150,320

		297,880

		297,880
Utilities - 10.8%
Electric Utilities - 2.0%
ITC Holdings Corp.	1,600	144,768
NV Energy, Inc.	7,395	174,892
OGE Energy Corp.	6,198	213,335
Pepco Holdings, Inc. (L)	7,797	148,767
Pinnacle West Capital Corp.	3,467	184,999
Westar Energy, Inc.	4,000	125,440

		992,201
Gas Utilities - 1.9%
AGL Resources, Inc.	3,749	174,478
National Fuel Gas Company	2,254	152,100
ONEOK, Inc.	6,410	372,229
Questar Corp.	5,500	123,860
UGI Corp.	3,655	147,150

		969,817
Independent Power Producers & Energy Traders - 1.1%
AES Corp.	19,705	287,102
NRG Energy, Inc.	10,076	266,611

		553,713
Multi-Utilities - 5.1%
Alliant Energy Corp.	3,522	181,383
Ameren Corp.	7,604	272,603
CenterPoint Energy, Inc.	12,738	298,451
CMS Energy Corp.	8,347	221,529
DTE Energy Company	5,495	366,736
Integrys Energy Group, Inc.	2,526	135,747
MDU Resources Group, Inc.	5,711	169,445
NiSource, Inc.	9,740	307,979
SCANA Corp.	4,260	200,944
TECO Energy, Inc.	6,595	112,379
Wisconsin Energy Corp.	7,116	297,235

		2,564,431
Water Utilities - 0.7%
American Water Works Company, Inc.	5,664	239,870
Aqua America, Inc.	5,590	134,551

		374,421

		5,454,583

TOTAL COMMON STOCKS (Cost $38,232,318)		$50,013,964

94

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	325,129	3,253,928

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,253,242)		$3,253,928

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.4%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0600% (Y)	681,810	681,810
U.S. Government - 0.1%
U.S. Treasury Bill
0.020%, 12/12/2013 *	$20,000	$20,000
0.060%, 02/20/2014 *	30,000	29,997

		49,997

TOTAL SHORT-TERM INVESTMENTS (Cost $731,805)		$731,807

Total Investments (Mid Cap Value Index Fund)
(Cost $42,217,365) - 106.8%		$53,999,699
Other assets and liabilities, net - (6.8%)		(3,427,770)

TOTAL NET ASSETS - 100.0%		$50,571,929

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.0%
Consumer Discretionary - 9.8%
Auto Components - 0.7%
Visteon Corp. (I)	88,900	$6,991,096
Diversified Consumer Services - 0.6%
Apollo Education Group, Inc. (I)	48,600	1,277,694
Houghton Mifflin Harcourt Company (I)	81,400	1,413,104
Strayer Education, Inc. (L)	102,300	3,800,445

		6,491,243
Hotels, Restaurants & Leisure - 0.4%
International Game Technology	212,300	3,713,125
Leisure Equipment & Products - 1.7%
Hasbro, Inc. (L)	74,400	4,004,208
Mattel, Inc.	226,700	10,489,409
Sankyo Company, Ltd.	47,600	2,182,722

		16,676,339
Media - 3.9%
Cablevision Systems Corp., Class A	638,300	10,704,291
Charter Communications, Inc., Class A (I)	52,335	7,070,459
DreamWorks Animation
SKG, Inc., Class A (I) (L)	167,600	5,339,736
Graham Holdings Company, Class B	10,900	7,341,150
News Corp., Class A (I)	284,500	5,109,620
Scholastic Corp.	59,300	1,811,022
Tribune Company (I)	14,600	1,087,700

		38,463,978
Multiline Retail - 0.9%
Kohl’s Corp.	171,500	9,480,520
Specialty Retail - 1.4%
Abercrombie & Fitch Company, Class A	97,900	3,356,012
CarMax, Inc. (I)	85,300	4,294,855

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Gap, Inc.	163,000	$6,678,110

		14,328,977
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	27,300	1,580,670

		97,725,948
Consumer Staples - 9.0%
Beverages - 0.5%
Beam, Inc.	35,600	2,404,068
Brown-Forman Corp., Class B	36,200	2,715,724

		5,119,792
Food & Staples Retailing - 2.5%
Sysco Corp.	361,900	12,170,697
The Kroger Company	290,100	12,111,675

		24,282,372
Food Products - 4.1%
Archer-Daniels-Midland Company	306,700	12,344,675
Bunge, Ltd.	121,400	9,726,568
Flowers Foods, Inc.	274,100	5,956,193
Kellogg Company	104,100	6,312,624
McCormick & Company, Inc.	69,900	4,823,100
Tootsie Roll Industries, Inc. (L)	50,589	1,621,377

		40,784,537
Household Products - 0.6%
The Clorox Company	65,300	6,084,001
Personal Products - 1.3%
Avon Products, Inc.	736,900	13,138,927

		89,409,629
Energy - 9.3%
Energy Equipment & Services - 2.1%
Exterran Holdings, Inc. (I)	589,200	19,160,784
SEACOR Holdings, Inc.	20,100	1,870,305

		21,031,089
Oil, Gas & Consumable Fuels - 7.2%
CONSOL Energy, Inc.	385,200	13,705,416
Hess Corp.	209,200	16,972,396
PBF Energy, Inc. (L)	209,100	6,032,535
QEP Resources, Inc.	69,700	2,231,794
Talisman Energy, Inc.	1,201,200	14,210,234
Valero Energy Corp.	115,200	5,266,944
WPX Energy, Inc. (I)	726,200	13,500,058

		71,919,377

		92,950,466
Financials - 24.9%
Capital Markets - 7.7%
E*TRADE Financial Corp. (I)	1,204,610	21,586,611
Lazard, Ltd., Class A	501,600	20,931,768
Legg Mason, Inc.	279,200	10,919,512
Northern Trust Corp.	381,700	22,516,483

		75,954,374
Commercial Banks - 4.5%
BankUnited, Inc.	39,000	1,258,920
CIT Group, Inc.	330,100	16,663,448
Commerce Bancshares, Inc.	80,184	3,617,916
First Horizon National Corp.	924,458	10,363,174
SunTrust Banks, Inc.	209,800	7,601,054

95

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
WestAmerica Bancorp. (L)	98,900	$5,477,082

		44,981,594
Diversified Financial Services - 0.1%
Groupe Bruxelles Lambert SA	6,569	579,921
Insurance - 8.8%
Axis Capital Holdings, Ltd.	18,300	899,079
CNA Financial Corp.	246,800	10,247,136
Enstar Group, Ltd. (I)	11,800	1,643,858
Fidelity National Financial, Inc., Class A	309,000	8,982,630
First American Financial Corp.	475,500	12,581,730
Kemper Corp.	207,800	7,796,656
Loews Corp.	154,600	7,320,310
Marsh & McLennan Companies, Inc.	347,300	16,479,385
OneBeacon Insurance Group, Ltd., Class A	108,500	1,725,150
The Progressive Corp.	248,500	6,940,605
White Mountains Insurance Group, Ltd.	21,700	13,081,411

		87,697,950
Real Estate Investment Trusts - 2.7%
AvalonBay Communities, Inc.	14,627	1,734,177
Vornado Realty Trust	82,600	7,263,018
Washington Real Estate Investment Trust	154,500	3,667,830
Weingarten Realty Investors	138,700	3,958,498
Weyerhaeuser Company	335,897	10,120,577

		26,744,100
Real Estate Management & Development - 0.5%
The Howard Hughes Corp. (I)	8,898	1,015,440
The St. Joe Company (I) (L)	243,200	4,314,368

		5,329,808
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	488,312	5,889,043

		247,176,790
Health Care - 8.1%
Health Care Equipment & Supplies - 0.2%
Zimmer Holdings, Inc.	22,800	2,084,148
Health Care Providers & Services - 3.7%
HealthSouth Corp.	237,000	8,482,230
Humana, Inc.	46,600	4,845,934
Kindred Healthcare, Inc.	258,100	4,346,404
Quest Diagnostics, Inc.	145,400	8,860,676
Select Medical Holdings Corp.	626,200	5,422,892
Tenet Healthcare Corp. (I)	104,525	4,510,254

		36,468,390
Life Sciences Tools & Services - 1.3%
Life Technologies Corp. (I)	165,900	12,558,630
Pharmaceuticals - 2.9%
Forest Laboratories, Inc. (I)	132,600	6,803,706
Hospira, Inc. (I)	416,900	16,388,339
Mallinckrodt PLC (I)	113,400	5,892,264

		29,084,309

		80,195,477
Industrials - 9.4%
Aerospace & Defense - 2.1%
Textron, Inc.	640,800	21,293,784
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (L)	46,600	2,732,158

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 2.4%
Southwest Airlines Company	1,313,100	$24,410,529
Commercial Services & Supplies - 1.0%
Cintas Corp.	186,500	10,350,750
Machinery - 1.7%
Harsco Corp.	174,400	4,560,560
Ingersoll-Rand PLC	108,200	7,727,644
Xylem, Inc.	123,900	4,281,984

		16,570,188
Professional Services - 1.9%
ManpowerGroup, Inc.	232,300	18,567,739

		93,925,148
Information Technology - 7.6%
Communications Equipment - 0.5%
ADTRAN, Inc.	194,600	4,997,328
Electronic Equipment, Instruments & Components - 2.0%
AVX Corp.	191,400	2,626,008
Molex, Inc., Class A	456,200	17,618,444

		20,244,452
IT Services - 1.1%
Automatic Data Processing, Inc.	13,100	1,048,262
CoreLogic, Inc. (I)	155,600	5,481,788
Lender Processing Services, Inc.	126,600	4,444,926

		10,974,976
Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc.	1,047,900	18,128,670
ASML Holding NV, ADR	35,676	3,331,425
Broadcom Corp., Class A	347,400	9,272,106
Marvell Technology Group, Ltd.	63,700	906,451
ON Semiconductor Corp. (I)	422,000	2,991,980

		34,630,632
Software - 0.5%
FactSet Research Systems, Inc. (L)	42,500	4,802,500

		75,649,888
Materials - 8.5%
Chemicals - 2.2%
Celanese Corp., Series A	98,400	5,523,192
International Flavors & Fragrances, Inc.	76,000	6,714,600
The Scotts Miracle-Gro Company, Class A (L)	168,000	9,841,440

		22,079,232
Construction Materials - 1.2%
Vulcan Materials Company	209,600	11,815,152
Containers & Packaging - 2.6%
MeadWestvaco Corp.	327,200	11,487,992
Packaging Corp. of America	235,500	14,426,730

		25,914,722
Metals & Mining - 2.3%
Franco-Nevada Corp.	165,500	6,685,107
Gold Fields, Ltd., ADR	1,085,900	4,354,459
Lonmin PLC (I)	470,983	2,400,075
Newmont Mining Corp.	301,500	7,486,245
Nucor Corp.	33,900	1,730,934

		22,656,820
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (I)	110,900	1,818,760

		84,284,686

96

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Telephone & Data Systems, Inc.	283,642	$7,888,084
Utilities - 7.6%
Electric Utilities - 3.8%
American Electric Power Company, Inc.	159,400	7,501,364
Duke Energy Corp.	45,799	3,204,098
Entergy Corp.	3,800	235,182
FirstEnergy Corp.	393,854	12,851,456
Pepco Holdings, Inc.	133,400	2,545,272
PPL Corp.	361,700	11,107,807

		37,445,179
Independent Power Producers & Energy Traders - 3.2%
Calpine Corp. (I)	384,100	7,263,331
Dynegy, Inc. (I) (L)	336,800	7,210,888
NRG Energy, Inc.	672,219	17,786,915

		32,261,134
Multi-Utilities - 0.6%
NiSource, Inc.	175,900	5,561,958

		75,268,271

TOTAL COMMON STOCKS (Cost $731,152,632)		$944,474,387

PREFERRED SECURITIES - 0.0%
Financials - 0.0%
Real Estate Investment Trusts - 0.0%
Weyerhaeuser Company, 6.375%	5,350	293,287

TOTAL PREFERRED SECURITIES (Cost $267,500)		$293,287

CONVERTIBLE BONDS - 0.6%
Financials - 0.1%
Radian Group, Inc. 2.250%, 03/01/2019	$534,000	$789,653
Materials - 0.5%
Alcoa, Inc. 5.250%, 03/15/2014	3,184,000	4,776,000

TOTAL CONVERTIBLE BONDS (Cost $5,309,148)		$5,565,653

SECURITIES LENDING COLLATERAL - 4.5%
John Hancock Collateral
Investment Trust, 0.1849% (W) (Y)	4,497,026	45,006,686

TOTAL SECURITIES LENDING
COLLATERAL (Cost $45,003,556)		$45,006,686

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,012,862	1,012,862
T. Rowe Price Reserve Investment
Fund, 0.0503% (Y)	44,022,669	44,022,669

TOTAL SHORT-TERM INVESTMENTS (Cost $45,035,531)		$45,035,531

Total Investments (Mid Value Fund)
(Cost $826,768,367) - 104.7%		$1,040,375,544
Other assets and liabilities, net - (4.7%)		(46,466,328)

TOTAL NET ASSETS - 100.0%		$993,909,216

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 86.7%
Consumer Discretionary - 8.8%
Auto Components - 0.4%
Fiat SpA (I)	147,737	$1,689,271
Automobiles - 1.1%
General Motors Company (I)	115,910	4,489,194
Media - 6.5%
British Sky Broadcasting Group PLC	36,502	489,080
CBS Corp., Class B	60,499	3,542,821
Comcast Corp., Special Class A	23,787	1,145,344
Reed Elsevier PLC	410,180	5,926,266
Time Warner Cable, Inc.	36,804	5,087,049
Tribune Company (I)	18,192	1,355,304
Tribune Company, Class B (I)	16,918	1,247,703
Twenty-First Century Fox, Inc.	212,657	7,024,061

		25,817,628
Multiline Retail - 0.8%
Kohl’s Corp.	52,870	2,922,654

		34,918,747
Consumer Staples - 12.4%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	68,115	2,856,743
Dr. Pepper Snapple Group, Inc.	49,318	2,380,087
Pernod-Ricard SA	12,600	1,427,122

		6,663,952
Food & Staples Retailing - 4.9%
CVS Caremark Corp.	88,458	5,923,148
Tesco PLC	643,065	3,660,396
The Kroger Company	133,161	5,559,472
Walgreen Company	76,529	4,530,517

		19,673,533
Personal Products - 0.7%
Avon Products, Inc.	165,070	2,943,198
Tobacco - 5.1%
Altria Group, Inc.	100,318	3,709,760
British American Tobacco PLC	121,420	6,462,709
Imperial Tobacco Group PLC	96,062	3,646,845
Lorillard, Inc.	82,093	4,213,834
Philip Morris International, Inc.	24,333	2,081,445

		20,114,593

		49,395,276
Energy - 11.4%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	83,409	4,750,977
Ensco PLC, Class A	28,978	1,712,020
Transocean, Ltd.	77,108	3,884,701

		10,347,698
Oil, Gas & Consumable Fuels - 8.8%
Apache Corp.	71,460	6,537,875
BG Group PLC	157,236	3,204,892
BP PLC	401,006	3,157,267
CONSOL Energy, Inc.	98,364	3,499,791
Marathon Oil Corp.	172,555	6,218,882
Murphy Oil Corp.	42,100	2,733,553
Petroleo Brasileiro SA, ADR (L)	110,643	1,763,649
Royal Dutch Shell PLC, A Shares	175,744	5,870,333
Talisman Energy, Inc.	122,589	1,447,776
Talisman Energy, Inc.	15,376	181,899

97

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (I)	34,882	$648,456

		35,264,373

		45,612,071
Financials - 19.3%
Capital Markets - 0.6%
Morgan Stanley	72,616	2,272,881
Commercial Banks - 5.0%
CIT Group, Inc.	58,279	2,941,924
Columbia Banking System, Inc.	13,002	360,415
KB Financial Group, Inc.	64,037	2,399,750
PNC Financial Services Group, Inc.	87,962	6,768,676
Societe Generale SA	31,045	1,779,403
SunTrust Banks, Inc.	94,218	3,413,518
Wells Fargo & Company	55,721	2,452,838

		20,116,524
Diversified Financial Services - 5.0%
Citigroup, Inc.	84,179	4,454,753
Deutsche Boerse AG	27,604	2,130,320
ING Groep NV, ADR (I)	253,404	3,288,757
JPMorgan Chase & Company	89,160	5,101,735
Lehman Brothers Holdings, Inc. (I)	11,580,043	5,037,319

		20,012,884
Insurance - 8.4%
ACE, Ltd.	60,089	6,175,947
Aegon NV	340,690	3,026,929
Alleghany Corp. (I)	9,510	3,747,891
American International Group, Inc.	167,519	8,334,070
MetLife, Inc.	72,360	3,776,468
White Mountains Insurance Group, Ltd.	9,814	5,916,174
Zurich Insurance Group AG (I)	8,838	2,458,281

		33,435,760
Real Estate Management & Development - 0.3%
Brookfield Office Properties Corp.	25,459	488,813
Forestar Group, Inc. (I)	37,350	723,096

		1,211,909

		77,049,958
Health Care - 10.5%
Health Care Equipment & Supplies - 2.4%
Medtronic, Inc.	134,040	7,683,173
Stryker Corp.	23,585	1,755,196

		9,438,369
Health Care Providers & Services - 2.7%
CIGNA Corp.	85,579	7,483,884
UnitedHealth Group, Inc.	4,558	339,480
WellPoint, Inc.	33,907	3,149,282

		10,972,646
Pharmaceuticals - 5.4%
Eli Lilly & Company	46,931	2,356,875
Hospira, Inc. (I)	43,964	1,728,225
Merck & Company, Inc.	223,350	11,129,531
Teva Pharmaceutical Industries, Ltd., ADR	153,702	6,264,894

		21,479,525

		41,890,540
Industrials - 3.5%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	46,936	3,859,547

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 1.3%
Caterpillar, Inc.	26,649	$2,254,505
CNH Industrial NV (I)	86,761	992,052
Stanley Black & Decker, Inc.	23,577	1,918,932

		5,165,489
Marine - 1.2%
AP Moller - Maersk A/S, Series B	496	5,021,677

		14,046,713
Information Technology - 11.6%
Communications Equipment - 1.1%
Cisco Systems, Inc.	208,060	4,421,275
Computers & Peripherals - 3.3%
Apple, Inc.	17,440	9,697,861
Hewlett-Packard Company	129,047	3,529,435

		13,227,296
Electronic Equipment, Instruments & Components - 0.7%
TE Connectivity, Ltd.	50,764	2,676,278
Internet Software & Services - 0.6%
Google, Inc., Class A (I)	2,176	2,305,668
Office Electronics - 1.4%
Xerox Corp.	478,613	5,446,616
Semiconductors & Semiconductor Equipment - 0.7%
Samsung Electronics Company, Ltd.	2,160	3,046,667
Software - 3.8%
Microsoft Corp.	274,601	10,470,536
Symantec Corp.	213,592	4,803,684

		15,274,220

		46,398,020
Materials - 4.8%
Metals & Mining - 2.6%
Anglo American PLC	111,760	2,455,306
Freeport-McMoRan Copper & Gold, Inc.	152,434	5,287,935
ThyssenKrupp AG (I)	98,310	2,567,731

		10,310,972
Paper & Forest Products - 2.2%
Domtar Corp.	14,186	1,213,045
International Paper Company	107,902	5,033,628
MeadWestvaco Corp.	75,408	2,647,575

		8,894,248

		19,205,220
Telecommunication Services - 2.3%
Wireless Telecommunication Services - 2.3%
Vodafone Group PLC	2,440,815	9,048,483
Utilities - 2.1%
Electric Utilities - 0.8%
Entergy Corp.	21,984	1,360,590
Exelon Corp.	73,059	1,966,018

		3,326,608
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.	110,926	2,935,102
Multi-Utilities - 0.5%
GDF Suez	84,623	1,958,876

		8,220,586

TOTAL COMMON STOCKS (Cost $252,579,738)		$345,785,614

98

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 2.6%
Consumer Discretionary - 0.5%
Clear Channel Communications, Inc.
9.000%, 12/15/2019	$2,013,000	$2,053,260
Energy - 0.3%
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	221,000	203,320
9.625%, 06/01/2019 (S)	1,133,000	1,121,670

		1,324,990
Industrials - 0.7%
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)	2,245,000	2,744,513
Information Technology - 0.6%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,040,000	1,011,400
10.500%, 03/01/2021 (S)	1,471,000	1,331,255

		2,342,655
Telecommunication Services - 0.1%
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)	292,000	383,466
Utilities - 0.4%
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (S)	1,800,000	1,318,500
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	2,735,000	198,288

		1,516,788

TOTAL CORPORATE BONDS (Cost $9,468,091)		$10,365,672

TERM LOANS (M) - 3.5%
Consumer Discretionary - 1.8%
Caesars Entertainment
Operating Company, Inc.
4.488%, 01/26/2018	279,000	259,935
5.488%, 01/26/2018	1,330,000	1,261,838
Cengage Learning Acquisitions, Inc.
4.750%, 07/03/2014 (H)	1,524,639	1,147,291
Clear Channel Communications, Inc.
3.814%, 01/29/2016	80,884	77,092
3.814%, 01/29/2016	687,473	664,175
6.914%, 01/30/2019	2,267,630	2,144,328
JC Penney Corp., Inc.
6.000%, 05/22/2018	1,734,988	1,693,162

		7,247,821
Energy - 0.0%
NGPL PipeCo LLC
6.750%, 09/15/2017	68,000	62,934
Information Technology - 0.5%
Avaya, Inc.
4.736%, 10/26/2017	1,573,107	1,505,121
8.000%, 03/30/2018	382,773	380,654

		1,885,775
Utilities - 1.2%
Texas Competitive Electric Holdings
Company LLC
4.730%, 10/10/2017	7,000,000	4,837,000

TOTAL TERM LOANS (Cost $13,443,362)		$14,033,530

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Exchange Traded Purchase Put on Verizon
Communications, Inc. (Expiration Date:
12/21/2013; Strike Price: $55) (I)	$34,100	$184,140

TOTAL PURCHASED OPTIONS (Cost $157,895)		$184,140

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	23,416	234,354

TOTAL SECURITIES LENDING
COLLATERAL (Cost $234,319)		$234,354

SHORT-TERM INVESTMENTS - 5.3%
U.S. Government - 5.3%
U.S. Treasury Bill
0.020%, 12/05/2013 *	$300,000	$300,000
0.035%, 03/20/2014 *	5,000,000	4,998,840
0.045%, 03/06/2014 *	2,000,000	1,999,582
0.050%, 01/02/2014 *	5,000,000	4,999,955
0.065%, 02/20/2014 *	2,000,000	1,999,788
0.070%, 01/30/2014 *	1,000,000	999,963
0.070%, 02/13/2014 *	3,000,000	2,999,712
0.075%, 05/01/2014 *	3,000,000	2,998,845

		21,296,685

TOTAL SHORT-TERM INVESTMENTS (Cost $21,297,224)		$21,296,685

Total Investments (Mutual Shares Fund)
(Cost $297,180,629) - 98.2%		$391,899,995
Other assets and liabilities, net - 1.8%		7,054,752

TOTAL NET ASSETS - 100.0%		$398,954,747

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.7%
Consumer Discretionary - 2.7%
Hotels, Restaurants & Leisure - 2.7%
Marriott International, Inc., Class A	32,773	$1,540,986
Starwood Hotels & Resorts Worldwide, Inc.	63,200	4,707,136

		6,248,122
Financials - 92.0%
Real Estate Investment Trusts - 92.0%
Diversified REITs - 5.2%
PS Business Parks, Inc.	38,800	3,038,816
Vornado Realty Trust	104,774	9,212,778

		12,251,594
Industrial REITs - 8.6%
DCT Industrial Trust, Inc.	623,400	4,650,564
EastGroup Properties, Inc.	54,900	3,326,391
Prologis, Inc.	283,544	10,754,824
Terreno Realty Corp.	74,500	1,319,395

		20,051,174
Office REITs - 15.1%
Alexandria Real Estate Equities, Inc.	47,400	2,998,524
Boston Properties, Inc.	76,650	7,625,909
Douglas Emmett, Inc.	248,500	5,710,530

99

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office REITs (continued)
Highwoods Properties, Inc.	132,800	$4,770,176
Kilroy Realty Corp.	120,500	6,067,175
SL Green Realty Corp.	91,000	8,232,770

		35,405,084
Residential REITs - 18.0%
American Campus Communities, Inc.	50,900	1,650,687
AvalonBay Communities, Inc.	85,816	10,174,345
BRE Properties, Inc.	119,440	6,118,911
Camden Property Trust	104,100	6,029,472
Equity Residential	196,050	10,104,417
Essex Property Trust, Inc.	46,500	7,059,165
Post Properties, Inc.	21,900	938,634

		42,075,631
Retail REITs - 32.8%
Acadia Realty Trust	72,300	1,877,631
CBL & Associates Properties, Inc.	163,214	2,947,645
Equity One, Inc.	78,400	1,756,160
Federal Realty Investment Trust	79,980	8,279,530
General Growth Properties, Inc.	416,094	8,633,951
Kimco Realty Corp.	321,600	6,631,392
Regency Centers Corp.	126,850	5,941,654
Simon Property Group, Inc.	157,400	23,586,390
Taubman Centers, Inc.	50,400	3,295,152
The Macerich Company	157,912	8,991,509
Weingarten Realty Investors	168,400	4,806,136

		76,747,150
Specialized REITs - 12.3%
Healthcare Realty Trust, Inc.	191,000	4,226,830
Host Hotels & Resorts, Inc.	337,962	6,221,880
Pebblebrook Hotel Trust	111,400	3,378,762
Plum Creek Timber Company, Inc.	80,100	3,503,574
Public Storage	75,500	11,528,848

		28,859,894

		215,390,527

TOTAL COMMON STOCKS (Cost $120,627,333)		$221,638,649

CONVERTIBLE BONDS - 1.2%
Financials - 1.2%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$2,579,000	$2,894,928

TOTAL CONVERTIBLE BONDS (Cost $2,572,341)		$2,894,928

SHORT-TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,044,115	1,044,115
T. Rowe Price Reserve Investment
Fund, 0.0503% (Y)	10,705,151	10,705,151

TOTAL SHORT-TERM INVESTMENTS (Cost $11,749,266)		$11,749,266

Total Investments (Real Estate Equity Fund)
(Cost $134,948,940) - 100.9%		$236,282,843
Other assets and liabilities, net - (0.9%)		(2,179,612)

TOTAL NET ASSETS - 100.0%		$234,103,231

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Financials - 99.4%
Real Estate Investment Trusts - 99.4%
Diversified REITs - 10.5%
Duke Realty Corp.	774,122	$11,751,172
Liberty Property Trust	82,165	2,661,324
Select Income REIT	270,437	7,420,791
Spirit Realty Capital, Inc.	774,139	7,687,200
Vornado Realty Trust	233,038	20,491,031

		50,011,518
Industrial REITs - 5.3%
DCT Industrial Trust, Inc.	1,232,081	9,191,324
Prologis, Inc.	427,241	16,205,251

		25,396,575
Office REITs - 13.3%
Alexandria Real Estate Equities, Inc.	36,142	2,286,343
Boston Properties, Inc.	237,832	23,661,906
Douglas Emmett, Inc.	580,396	13,337,500
DuPont Fabros Technology, Inc.	246,237	5,779,182
Mack-Cali Realty Corp.	25,055	510,120
Piedmont Office Realty Trust, Inc., Class A	485,544	7,953,211
SL Green Realty Corp.	110,364	9,984,631

		63,512,893
Residential REITs - 15.8%
American Campus Communities, Inc.	190,248	6,169,743
AvalonBay Communities, Inc.	197,227	23,383,232
BRE Properties, Inc.	87,395	4,477,246
Camden Property Trust	164,085	9,503,803
Education Realty Trust, Inc.	220,274	1,916,384
Equity Lifestyle Properties, Inc.	40,563	1,439,987
Equity Residential	490,799	25,295,780
Essex Property Trust, Inc.	8,181	1,241,958
Post Properties, Inc.	46,125	1,976,918

		75,405,051
Retail REITs - 27.8%
Acadia Realty Trust	202,474	5,258,250
CBL & Associates Properties, Inc.	209,054	3,775,515
Cole Real Estate Investment, Inc.	759,845	10,873,382
Federal Realty Investment Trust	88,437	9,154,998
General Growth Properties, Inc.	286,945	5,954,109
Glimcher Realty Trust	606,042	5,884,668
Kite Realty Group Trust	484,804	3,175,466
National Retail Properties, Inc.	293,302	9,312,339
Regency Centers Corp.	186,569	8,738,892
Retail Properties of America, Inc., Class A	497,559	6,632,461
Simon Property Group, Inc.	325,348	48,753,398
Taubman Centers, Inc.	112,308	7,342,697
Weingarten Realty Investors	268,489	7,662,676

		132,518,851
Specialized REITs - 26.7%
Chesapeake Lodging Trust	161,576	3,856,819
CubeSmart	240,209	3,896,190
DiamondRock Hospitality Company	504,609	5,767,681
HCP, Inc.	312,839	11,503,090
Health Care REIT, Inc.	174,466	9,768,351
Healthcare Realty Trust, Inc.	369,397	8,174,756
Host Hotels & Resorts, Inc.	675,132	12,429,180
LaSalle Hotel Properties	245,947	7,703,060
LTC Properties, Inc.	125,276	4,824,379
Public Storage	152,674	23,313,320
Sabra Health Care REIT, Inc.	26,620	710,222

100

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialized REITs (continued)
Sunstone Hotel Investors, Inc.	552,297	$7,218,522
Ventas, Inc.	493,866	28,066,405

		127,231,975

TOTAL COMMON STOCKS (Cost $418,995,386)		$474,076,863

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreement - 0.1%
Repurchase Agreement with State Street Corp.
dated 11/29/2013 at 0.000% to be
repurchased at $458,000 on 12/02/2013,
collateralized by $480,000 Federal Home
Loan Mortgage Corp., 2.375% due
01/13/2022 (valued at $471,649
including interest)	$458,000	$458,000

TOTAL SHORT-TERM INVESTMENTS (Cost $458,000)		$458,000

Total Investments (Real Estate Securities Fund)
(Cost $419,453,386) - 99.5%		$474,534,863
Other assets and liabilities, net - 0.5%		2,286,605

TOTAL NET ASSETS - 100.0%		$476,821,468

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 93.4%
U.S. Government - 93.4%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 (D)	$18,615,538	$19,092,561
0.125%, 04/15/2018 to 01/15/2023	121,132,851	118,477,511
0.375%, 07/15/2023	14,890,428	14,610,071
0.500%, 04/15/2015	12,640,914	12,874,973
0.625%, 07/15/2021 to 02/15/2043	44,167,364	42,664,358
1.125%, 01/15/2021	20,015,358	21,402,362
1.250%, 04/15/2014 to 07/15/2020	23,873,640	25,870,036
1.375%, 01/15/2020	10,935,775	11,935,370
1.625%, 01/15/2015 to 01/15/2018	13,425,725	13,929,068
1.750%, 01/15/2028	16,652,687	18,185,250
1.875%, 07/15/2015 to 07/15/2019	22,170,492	24,906,636
2.000%, 01/15/2014 to 01/15/2026	53,953,077	57,351,715
2.125%, 02/15/2040	2,058,232	2,357,962
2.375%, 01/15/2025 to 01/15/2027	33,635,128	39,477,969
2.500%, 01/15/2029	14,177,150	16,977,137
2.625%, 07/15/2017	11,628,411	13,164,629
3.375%, 04/15/2032	7,123,140	9,681,907
3.875%, 04/15/2029 (D)	25,886,107	36,157,637
U.S. Treasury Notes
0.250%, 08/31/2014 to 09/30/2014	200,000	200,160
0.250%, 07/31/2015 (D)	500,000	500,098
0.625%, 07/15/2014 (D)	456,000	457,372

		500,274,782
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.349%, 10/01/2044 (P)	38,347	38,892

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $516,811,187)		$500,313,674

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 5.7%
Australia - 1.2%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	5,700,000	$6,332,682
Germany - 2.0%
Federal Republic of Germany
0.750%, 04/15/2018	EUR	7,429,310	10,586,093
Italy - 1.4%
Republic of Italy
1.700%, 09/15/2018		1,514,400	2,057,315
2.100%, 09/15/2016 to 09/15/2021		3,712,435	5,170,641
3.100%, 09/15/2026		105,907	144,902

			7,372,858
New Zealand - 0.3%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	2,100,000	1,594,313
Slovenia - 0.2%
Republic of Slovenia
4.700%, 11/01/2016 (S)	EUR	1,000,000	1,362,687
United Kingdom - 0.6%
Government of United Kingdom
2.500%, 07/26/2016	GBP	600,000	3,342,126

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $31,070,991)			$30,590,759

CORPORATE BONDS - 1.4%
Consumer Discretionary - 0.6%
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		$600,000	640,919
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		2,500,000	2,554,968

			3,195,887
Financials - 0.3%
ICICI Bank, Ltd.
1.988%, 02/24/2014 (P)(S)		1,000,000	1,000,500
Intesa Sanpaolo SpA
3.125%, 01/15/2016		600,000	612,473
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	10,517
7.000%, 09/27/2027 (H)		$300,000	63,375
SLM Corp.
3.335%, 02/01/2014 (P)		13,000	12,944

			1,699,809
Health Care - 0.1%
Cardinal Health, Inc.
6.000%, 06/15/2017		95,000	107,328
Industrials - 0.2%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,091,453
Materials - 0.2%
RPM International, Inc.
6.500%, 02/15/2018		1,000,000	1,150,973

TOTAL CORPORATE BONDS (Cost $6,863,280)			$7,245,450

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		640,000	496,806

TOTAL MUNICIPAL BONDS (Cost $611,568)			$496,806

101

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.7%
Commercial & Residential - 2.3%
Banc of America
Commercial Mortgage, Inc.
Series 2007-3 A2FL,
0.339%, 06/10/2049 (P)(S)		$11,507	$11,496
Series 2007-3 A2,
5.797%, 06/10/2049 (P)		11,507	11,498
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 2.945%, 02/25/2035 (P)		441,282	435,630
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A1,
2.210%, 08/25/2035 (P)		179,219	179,331
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)		326,700	326,967
Series 2003-3, Class 3A2,
2.513%, 05/25/2033 (P)		71,049	70,875
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)		582,882	586,888
Series 2005-2, Class A2,
2.793%, 03/25/2035 (P)		150,485	150,118
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		331,888	332,666
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
1.940%, 09/25/2035 (P)		50,380	49,960
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)		228,150	224,928
Series 2005-6, Class A2,
2.290%, 09/25/2035 (P)		245,614	240,587
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)		44,681	43,212
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.540%, 04/19/2034 (P)		5,860,943	5,803,899
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.737%, 07/25/2035 (P)		393,911	395,251
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.566%, 03/25/2036 (P)		635,663	143,072
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.803%, 05/25/2036 (P)		1,200,405	1,047,898
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.346%, 06/25/2046 (P)		1,019,349	473,888
Swan Trust, Series 2010-1, Class A
3.858%, 04/25/2041 (P)	AUD	1,037,270	933,203
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.528%, 03/25/2037 (P)		$750,732	703,834
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036 (P)		720,386	391,789
U.S. Government Agency - 0.4%
Federal National Mortgage Association
Series 2007-63, Class FC,
0.516%, 07/25/2037 (P)		2,037,385	2,037,848

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2003-34, Class A1,
6.000%, 04/25/2043		$12,800	$14,364
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		16,003	18,364
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		89,531	101,247

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $14,767,460)			$14,728,813

ASSET BACKED SECURITIES - 3.0%
ARES CLO Funds, Series 2006-6RA,
Class A1B
0.483%, 03/12/2018 (P)(S)		638,640	636,676
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.366%, 10/25/2035 (P)		84,758	83,215
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.918%, 08/15/2018 (P)(S)		4,800,000	4,882,013
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037 (P)		661,443	415,233
Magnolia Funding, Ltd., Series 2010-1A,
Class A1
0.591%, 04/11/2021 (P)(S)	EUR	280,048	374,321
SLM Student Loan Trust, Series 2008-9,
Class A
1.738%, 04/25/2023 (P)		$8,948,197	9,200,339
Wood Street CLO BV, Series II-A,
Class A1
0.587%, 03/29/2021 (P)(S)	EUR	223,687	300,021

TOTAL ASSET BACKED SECURITIES (Cost $15,935,637)			$15,891,818

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter USD Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay a
fixed rate of 3.875% (Expiration Date:
04/14/2014; Strike Price: $3.87,
Counterparty: Deutsche Bank AG) (I)		4,000,000	120,644

TOTAL PURCHASED OPTIONS (Cost $203,400)			$120,644

SHORT-TERM INVESTMENTS - 0.2%
U.S. Government - 0.2%
U.S. Treasury Bill
0.085%, 01/16/2014 (D)*		662,000	661,987
0.173%, 02/06/2014 (D)*		389,000	388,972

			1,050,959

TOTAL SHORT-TERM INVESTMENTS (Cost $1,050,878)			$1,050,959

Total Investments (Real Return Bond Fund)
(Cost $587,314,401) - 106.5%			$570,438,923
Other assets and liabilities, net - (6.5%)			(35,011,313)

TOTAL NET ASSETS - 100.0%			$535,427,610

102

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Redwood Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 71.0%
Consumer Discretionary - 12.8%
Hotels, Restaurants & Leisure - 4.6%
Las Vegas Sands Corp. (D)	299,800	$21,489,664
Household Durables - 1.2%
Lennar Corp., Class A (D)	150,400	5,378,304
Internet & Catalog Retail - 0.0%
Expedia, Inc. (D)	2,700	171,963
Media - 3.3%
CBS Corp., Class B (D)	264,000	15,459,840
Specialty Retail - 1.9%
Abercrombie & Fitch Company, Class A (D)	60,200	2,063,656
Urban Outfitters, Inc. (D)(I)	178,600	6,968,972

		9,032,628
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc. (D)	149,000	8,627,100

		60,159,499
Consumer Staples - 8.9%
Beverages - 1.6%
Monster Beverage Corp. (D)(I)	129,600	7,669,728
Food & Staples Retailing - 0.1%
Walgreen Company (D)	1,800	106,560
Whole Foods Market, Inc. (D)	7,600	430,160

		536,720
Food Products - 2.6%
Mead Johnson Nutrition Company	142,700	12,059,577
Household Products - 2.1%
The Procter & Gamble Company (D)	116,300	9,794,786
Personal Products - 2.5%
The Estee Lauder
Companies, Inc., Class A (D)	157,600	11,813,696

		41,874,507
Energy - 4.8%
Energy Equipment & Services - 2.4%
Cameron International Corp. (D)(I)	170,400	9,438,456
Schlumberger, Ltd. (D)	22,300	1,971,766

		11,410,222
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp. (D)	117,500	10,436,350
EOG Resources, Inc. (D)	3,100	511,500

		10,947,850

		22,358,072
Financials - 5.3%
Diversified Financial Services - 5.3%
Citigroup, Inc. (D)	464,200	24,565,464
JPMorgan Chase & Company (D)	6,600	377,652

		24,943,116

		24,943,116
Health Care - 15.5%
Health Care Equipment & Supplies - 3.3%
Edwards Lifesciences Corp. (D)(I)	137,400	9,003,822
Thoratec Corp. (D)(I)	168,300	6,625,971

		15,629,793
Health Care Providers & Services - 10.0%
Aetna, Inc. (D)	1,000	68,930

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Express Scripts Holding Company (D)(I)	159,300	$10,728,855
HCA Holdings, Inc. (D)(I)	423,400	19,654,228
UnitedHealth Group, Inc. (D)	219,200	16,326,016

		46,778,029
Pharmaceuticals - 2.2%
Allergan, Inc. (D)	104,600	10,151,430
Bristol-Myers Squibb Company (D)	400	20,552

		10,171,982

		72,579,804
Industrials - 4.5%
Road & Rail - 1.1%
Hertz Global Holdings, Inc. (D)(I)	213,400	5,177,084
Trading Companies & Distributors - 3.4%
Fastenal Company (D)	69,900	3,252,447
United Rentals, Inc. (D)(I)	188,400	12,948,732

		16,201,179

		21,378,263
Information Technology - 17.1%
Communications Equipment - 2.6%
F5 Networks, Inc. (D)(I)	64,600	5,313,996
Juniper Networks, Inc. (D)(I)	346,600	7,025,582

		12,339,578
Computers & Peripherals - 3.3%
Hewlett-Packard Company (D)	566,000	15,480,100
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (D)(I)	103,000	4,606,160
eBay, Inc. (D)(I)	112,600	5,688,552

		10,294,712
IT Services - 2.6%
Accenture PLC, Class A (D)	98,500	7,630,795
Teradata Corp. (D)(I)	105,800	4,828,712

		12,459,507
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Corp., Class A (D)	268,800	7,174,272
Software - 4.9%
Citrix Systems, Inc. (D)(I)	92,700	5,498,964
Microsoft Corp. (D)	2,800	106,764
Oracle Corp. (D)	487,200	17,193,288

		22,799,016

		80,547,185
Materials - 2.1%
Chemicals - 0.0%
LyondellBasell Industries NV, Class A (D)	100	7,718
Metals & Mining - 2.1%
United States Steel Corp. (D)	362,000	9,705,220

		9,712,938

TOTAL COMMON STOCKS (Cost $271,495,956)		$333,553,384

103

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 43.2%
Repurchase Agreement - 43.2%
Repurchase Agreement with State Street Corp.
dated 11/29/2013 at 0.000% to be
repurchased at $202,868,000 on 12/02/2013,
collateralized by $206,110,000
U.S. Treasury Notes, 0.375% due
06/15/2015 (valued at $206,929,699,
including interest)	$202,868,000	$202,868,000

TOTAL SHORT-TERM INVESTMENTS (Cost $202,868,000)		$202,868,000

Total Investments (Redwood Fund)
(Cost $474,363,956) - 114.2%		$536,421,384
Other assets and liabilities, net - (14.2%)		(66,785,832)

TOTAL NET ASSETS - 100.0%		$469,635,552

Science & Technology Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.7%
Consumer Discretionary - 11.2%
Automobiles - 1.6%
Tesla Motors, Inc. (I)	114,649	$14,592,524
Toyota Motor Corp., ADR (L)	1,625	203,206

		14,795,730
Household Durables - 0.4%
Harman International Industries, Inc.	8,407	681,303
iRobot Corp. (I)	97,900	3,251,259

		3,932,562
Internet & Catalog Retail - 8.8%
Amazon.com, Inc. (I)	103,580	40,771,160
Ctrip.com International, Ltd., ADR (I)	75,795	3,621,485
Netflix, Inc. (I)	21,945	8,027,481
priceline.com, Inc. (I)	18,120	21,605,020
Rakuten, Inc.	293,000	4,509,266
Vipshop Holdings, Ltd., ADR (I)(L)	61,640	5,122,900
zulily, Inc., Class A (I)(L)	19,179	671,073

		84,328,385
Media - 0.4%
Twenty-First Century Fox, Inc., Class A	126,100	4,223,089

		107,279,766
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
GrubHub, Inc. (I)(R)	45,094	385,012
Health Care - 1.2%
Health Care Equipment & Supplies - 0.4%
Stryker Corp.	50,420	3,752,256
Health Care Technology - 0.0%
Veeva Systems, Inc., Class A (I)(L)	6,400	259,136
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	46,400	2,485,648
Pharmaceuticals - 0.5%
Hospira, Inc. (I)	133,540	5,249,457

		11,746,497

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 0.2%
Construction & Engineering - 0.2%
Quanta Services, Inc. (I)	55,595	$1,646,168
Professional Services - 0.0%
RPX Corp. (I)	3,800	62,776

		1,708,944
Information Technology - 81.7%
Communications Equipment - 8.5%
Alcatel-Lucent, ADR (L)	3,340,823	14,398,947
Aruba Networks, Inc. (I)	674,280	12,029,155
Cisco Systems, Inc.	1,086,055	23,078,669
F5 Networks, Inc. (I)	37,730	3,103,670
JDS Uniphase Corp. (I)	267,400	3,246,236
Juniper Networks, Inc. (I)	97,300	1,972,271
QUALCOMM, Inc.	316,520	23,289,542

		81,118,490
Computers & Peripherals - 10.3%
Apple, Inc.	67,275	37,409,609
Dell, Inc.	992,200	13,642,750
Lenovo Group, Ltd.	3,626,000	4,309,237
NEC Corp.	36,000	79,306
SanDisk Corp.	177,135	12,071,750
Seagate Technology PLC	214,385	10,513,440
Western Digital Corp.	270,000	20,260,800

		98,286,892
Electronic Equipment, Instruments & Components - 3.9%
Hirose Electric Company, Ltd.	21,400	3,275,010
IPG Photonics Corp. (I)(L)	153,630	11,141,248
Jabil Circuit, Inc.	143,100	2,900,637
Keyence Corp.	6,900	2,774,320
Murata Manufacturing Company, Ltd.	18,200	1,567,716
National Instruments Corp.	75,300	2,353,878
Omron Corp.	53,600	2,207,644
RealD, Inc. (I)(L)	530,400	4,752,384
Trimble Navigation, Ltd. (I)	194,000	6,188,600

		37,161,437
Internet Software & Services - 19.2%
Akamai Technologies, Inc. (I)	112,700	5,039,944
Angie’s List, Inc. (I)(L)	22,700	295,554
Baidu, Inc., ADR (I)	95,940	15,980,726
Bazaarvoice, Inc. (I)(L)	24,410	192,839
Equinix, Inc. (I)	51,600	8,292,120
Facebook, Inc., Class A (I)	569,628	26,778,212
Google, Inc., Class A (I)	58,615	62,107,868
NAVER Corp.	3,025	1,974,041
NetEase.com, Inc., ADR	114,450	8,218,655
Pandora Media, Inc. (I)(L)	246,635	7,004,434
RealNetworks, Inc. (I)	143,400	1,117,086
Renren, Inc., ADR (I)(L)	445	1,326
SINA Corp. (I)(L)	152,450	11,749,322
SouFun Holdings, Ltd., ADR (L)	114,795	7,455,935
Tencent Holdings, Ltd.	99,500	5,790,026
Twitter, Inc. (I)(L)	15,300	636,021
VeriSign, Inc. (I)	145,600	8,278,816
Yahoo!, Inc. (I)	168,165	6,218,742
Yandex NV, Class A (I)	55,500	2,206,125
Yelp, Inc. (I)	67,230	4,080,189

		183,417,981
IT Services - 3.7%
Accenture PLC, Class A	52,930	4,100,487

104

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Automatic Data Processing, Inc.	7,375	$590,148
Computer Sciences Corp.	42,205	2,220,827
Fiserv, Inc. (I)	25,255	2,775,272
MasterCard, Inc., Class A	16,315	12,412,615
The Western Union Company	166,245	2,771,304
Visa, Inc., Class A	55,000	11,190,300

		36,060,953
Semiconductors & Semiconductor Equipment - 18.9%
Altera Corp.	400,200	12,906,450
Analog Devices, Inc.	33,405	1,610,789
Applied Materials, Inc.	1,018,950	17,627,835
ARM Holdings PLC, ADR	155,400	7,754,460
Atmel Corp. (I)	885,400	6,773,310
Avago Technologies, Ltd.	328,300	14,684,859
Broadcom Corp., Class A	112,000	2,989,280
First Solar, Inc. (I)	53,500	3,200,370
Infineon Technologies AG	418,409	4,245,615
Intel Corp.	378,775	9,029,996
Intersil Corp., Class A	155,200	1,632,704
Lam Research Corp. (I)	182,580	9,514,244
Marvell Technology Group, Ltd.	222,600	3,167,598
MediaTek, Inc.	688,000	10,150,056
Mellanox Technologies, Ltd. (I)(L)	250,000	9,735,000
Micron Technology, Inc. (I)	579,145	12,219,960
NXP Semiconductor NV (I)	254,610	10,820,925
ON Semiconductor Corp. (I)	1,293,900	9,173,751
Semtech Corp. (I)	120,100	3,569,372
STR Holdings, Inc. (I)	485,166	892,705
SunPower Corp. (I)(L)	225,650	6,846,221
Taiwan Semiconductor
Manufacturing Company, Ltd.	639,000	2,263,718
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	734,750	13,027,118
Texas Instruments, Inc.	152,945	6,576,635

		180,412,971
Software - 17.2%
Activision Blizzard, Inc.	128,300	2,208,043
Adobe Systems, Inc. (I)	84,395	4,791,948
Aspen Technology, Inc. (I)	212,845	8,413,763
Autodesk, Inc. (I)	366,000	16,561,500
Check Point Software Technologies, Ltd. (I)(L)	149,300	9,235,698
Citrix Systems, Inc. (I)	168,700	10,007,284
Electronic Arts, Inc. (I)	55,600	1,233,208
FireEye, Inc. (I)(L)	5,700	218,709
Intuit, Inc. (L)	36,465	2,706,797
Microsoft Corp.	1,296,700	49,443,171
Nintendo Company, Ltd.	11,300	1,449,454
Oracle Corp.	226,300	7,986,127
Red Hat, Inc. (I)	408,000	19,114,800
Salesforce.com, Inc. (I)	313,080	16,308,337
ServiceNow, Inc. (I)	201,545	10,704,055
Workday, Inc., Class A (I)	51,165	4,213,438

		164,596,332

		781,055,056
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
China Unicom Hong Kong, Ltd.	2,144,000	3,386,200

TOTAL COMMON STOCKS (Cost $768,814,798)		$905,561,475

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 6.7%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	6,399,212	64,043,957

TOTAL SECURITIES LENDING
COLLATERAL (Cost $64,039,970)		$64,043,957

SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 4.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$3,296,515	$3,296,515
T. Rowe Price Prime Reserve Investment
Fund, 0.0503% (Y)	34,430,153	34,430,153

		37,726,668
Repurchase Agreement - 2.1%
Repurchase Agreement with State Street Corp.
dated 11/29/2013 at 0.000% to be
repurchased at $20,363,000 on 12/02/2013,
collateralized by $20,690,000 U.S. Treasury
Notes, 0.375% due 06/15/2015 (valued at
$20,772,284, including interest)	20,363,000	20,363,000

TOTAL SHORT-TERM INVESTMENTS (Cost $58,089,668)		$58,089,668

Total Investments (Science & Technology Fund)
(Cost $890,944,436) - 107.5%		$1,027,695,100
Other assets and liabilities, net - (7.5%)		(71,987,516)

TOTAL NET ASSETS - 100.0%		$955,707,584

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 91.3%
U.S. Government - 21.6%
Treasury Inflation Protected Securities
1.875%, 07/15/2015	$5,296,280	$5,566,888
2.000%, 01/15/2016	3,892,779	4,147,024
U.S. Treasury Notes
0.625%, 08/31/2017	2,905,000	2,876,630
0.750%, 03/31/2018	2,985,000	2,936,494
0.875%, 09/15/2016 to 02/28/2017	14,090,000	14,187,963
1.250%, 09/30/2015 to 10/31/2018	4,195,000	4,251,835
2.125%, 05/31/2015	8,905,000	9,157,884
2.500%, 04/30/2015	7,105,000	7,334,804

		50,459,522
U.S. Government Agency - 69.7%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	11,421,000	11,834,497
5.125%, 04/19/2017 (S)	19,773,000	22,487,477
Federal Farm Credit Bank
0.390%, 10/01/2015	6,170,000	6,171,401
0.900%, 12/26/2017	2,075,000	2,046,726
0.970%, 09/05/2017	2,695,000	2,679,992
1.030%, 03/12/2018	3,700,000	3,640,360
1.100%, 06/20/2017	2,830,000	2,830,153
1.240%, 11/13/2018	6,825,000	6,682,583
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	10,790,000	10,698,701
1.130%, 03/27/2018	4,750,000	4,673,945
1.150%, 07/25/2018	5,245,000	5,150,695

105

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank (continued)
2.125%, 06/10/2016	$1,245,000	$1,294,739
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	4,980,000	4,872,885
1.200%, 03/20/2018	2,330,000	2,300,080
2.215%, 09/01/2042 (P)	1,784,393	1,835,554
2.415%, 04/01/2037 (P)	1,477,040	1,566,156
2.476%, 06/01/2039 (P)	1,087,257	1,156,694
4.331%, 09/01/2039 (P)	561,643	598,852
6.000%, 12/01/2037	346,421	379,785
6.500%, 09/01/2039	297,031	329,999
Federal National Mortgage Association
0.520%, 05/20/2016	6,675,000	6,663,713
0.580%, 04/25/2016	1,000,000	999,273
0.625%, 11/14/2016	1,780,000	1,778,514
0.900%, 11/27/2017	3,000,000	2,963,436
1.000%, 12/12/2017 to 12/28/2017	5,370,000	5,306,914
1.050%, 11/15/2017	3,000,000	2,975,346
1.907%, 08/01/2042 (P)	1,618,145	1,655,624
2.361%, 09/01/2041 (P)	1,928,404	2,004,779
2.423%, 04/01/2042 (P)	1,296,694	1,345,135
2.486%, 02/01/2042 (P)	1,970,283	2,046,962
3.500%, 12/01/2026	571,319	602,864
4.315%, 04/01/2048 (P)	7,127	7,556
5.500%, 05/01/2034 to 08/01/2040	3,939,410	4,311,748
6.000%, 12/01/2036 to 09/01/2037	5,001,144	5,499,177
6.500%, 01/01/2039	2,107,069	2,341,096
Government National Mortgage Association
2.500%, 01/20/2042 (P)	5,643,807	5,835,603
Tennessee Valley Authority
1.750%, 10/15/2018	3,515,000	3,537,517
4.375%, 06/15/2015	3,625,000	3,849,101
4.500%, 04/01/2018	5,470,000	6,176,111
4.875%, 12/15/2016	3,959,000	4,437,588
5.500%, 07/18/2017	3,151,000	3,644,692
6.250%, 12/15/2017	1,613,000	1,923,969

		163,137,992

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $213,208,503)		$213,597,514

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.3%
U.S. Government Agency - 4.3%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.431%, 07/25/2022	4,158,673	357,638
Series K017, Class X1 IO,
1.595%, 12/25/2021	1,730,330	153,252
Series K708, Class X1 IO,
1.642%, 01/25/2019	3,937,323	265,033
Series K709, Class X1 IO,
1.675%, 03/25/2019	2,198,485	153,215
Series K707, Class X1 IO,
1.693%, 12/25/2018	1,484,448	99,829
Series K706, Class X1 IO,
1.731%, 10/25/2018	4,255,374	288,174
Series K711, Class X1 IO,
1.832%, 07/25/2019	5,685,448	456,115
Series K710, Class X1 IO,
1.913%, 05/25/2019	1,600,460	131,438
Series 4094, Class QA,
3.000%, 11/15/2039	4,402,407	4,629,976

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3956, Class DJ,
3.250%, 10/15/2036	$1,118,518	$1,175,016
Series 3499, Class PA,
4.500%, 08/15/2036	289,470	302,290
Series 3947, Class PA,
4.500%, 01/15/2041	277,681	302,835
Federal National Mortgage Association,
Series 2011-146, Class MA
3.500%, 08/25/2041	1,673,675	1,747,936
Government National Mortgage Association,
Series 2012-114, Class IO
1.031%, 01/16/2053	1,350,706	126,375

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $10,191,270)		$10,189,122

SHORT-TERM INVESTMENTS - 3.5%
U.S. Government - 2.6%
U.S. Treasury Bills 0.032%, 03/20/2014 *	5,990,000	5,988,610
Repurchase Agreement - 0.9%
Barclays Tri-Party Repurchase Agreement
dated 11/29/2013 at 0.070% to be
repurchased at $2,147,013 on 12/02/2013,
collateralized by $2,092,400 U.S. Treasury
Note, 2.125% due 12/31/2015 (valued at
$2,190,046, including interest)	2,147,000	2,147,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,136,438)		$8,135,610

Total Investments (Short Term Government Income Fund)
(Cost $231,536,211) - 99.1%		$231,922,246
Other assets and liabilities, net - 0.9%		2,147,914

TOTAL NET ASSETS - 100.0%		$234,070,160

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Consumer Discretionary - 14.4%
Auto Components - 1.1%
Tenneco, Inc. (I)	43,138	$2,476,121
Hotels, Restaurants & Leisure - 3.5%
AFC Enterprises, Inc. (I)	23,692	1,032,734
Bloomin’ Brands, Inc. (I)	106,687	2,795,197
Buffalo Wild Wings, Inc. (I)	13,331	2,002,849
Panera Bread Company, Class A (I)	10,800	1,910,412

		7,741,192
Household Durables - 2.0%
Standard Pacific Corp. (I)	294,530	2,409,255
Taylor Morrison Home Corp., Class A (I)	89,356	1,952,429

		4,361,684
Internet & Catalog Retail - 1.2%
HSN, Inc.	47,554	2,729,600
Media - 1.2%
IMAX Corp. (I)(L)	88,990	2,743,562

106

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 0.4%
Tuesday Morning Corp. (I)	67,309	$932,230
Specialty Retail - 3.1%
Five Below, Inc. (I)	33,821	1,797,924
Lumber Liquidators Holdings, Inc. (I)	23,489	2,365,107
Pier 1 Imports, Inc.	125,493	2,797,239

		6,960,270
Textiles, Apparel & Luxury Goods - 1.9%
Skechers U.S.A., Inc., Class A (I)	78,274	2,631,572
Steven Madden, Ltd. (I)	43,810	1,706,838

		4,338,410

		32,283,069
Consumer Staples - 3.4%
Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	29,870	2,222,925
Food Products - 1.4%
WhiteWave Foods Company, Class A (I)	149,022	3,169,698
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	32,954	2,325,893

		7,718,516
Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Athlon Energy, Inc. (I)	15,300	499,086
Diamondback Energy, Inc. (I)	38,590	1,919,467
PDC Energy, Inc. (I)	26,962	1,588,331
Rex Energy Corp. (I)	70,057	1,343,693
Rosetta Resources, Inc. (I)	35,950	1,817,992
SemGroup Corp., Class A	20,885	1,281,921

		8,450,490

		8,450,490
Financials - 3.7%
Capital Markets - 3.4%
Artisan Partners Asset Management, Inc.	10,400	641,888
Financial Engines, Inc.	45,609	3,090,010
Virtus Investment Partners, Inc. (I)	10,574	2,197,277
WisdomTree Investments, Inc. (I)	106,630	1,633,572

		7,562,747
Commercial Banks - 0.3%
PacWest Bancorp (L)	14,900	612,986

		8,175,733
Health Care - 17.5%
Biotechnology - 5.5%
Alnylam Pharmaceuticals, Inc. (I)	20,300	1,242,360
Cubist Pharmaceuticals, Inc. (I)	31,438	2,153,817
Exelixis, Inc. (I)(L)	158,200	922,306
Hyperion Therapeutics, Inc. (I)	33,374	852,372
Immunogen, Inc. (I)(L)	65,180	947,065
Ironwood Pharmaceuticals, Inc. (I)(L)	52,913	604,266
NPS Pharmaceuticals, Inc. (I)	59,877	1,581,352
Portola Pharmaceuticals, Inc. (I)	59,030	1,475,750
Seattle Genetics, Inc. (I)(L)	34,821	1,430,795
TESARO, Inc. (I)	29,452	1,148,628

		12,358,711
Health Care Equipment & Supplies - 3.1%
DexCom, Inc. (I)	75,187	2,487,938
HeartWare International, Inc. (I)	21,999	2,120,704

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Insulet Corp. (I)	64,798	$2,398,822

		7,007,464
Health Care Providers & Services - 4.8%
Acadia Healthcare Company, Inc. (I)	60,656	2,802,307
Envision Healthcare Holdings, Inc. (I)	62,030	1,837,329
ExamWorks Group, Inc. (I)	59,026	1,741,857
Team Health Holdings, Inc. (I)	54,392	2,541,738
WellCare Health Plans, Inc. (I)	24,669	1,832,907

		10,756,138
Health Care Technology - 0.6%
athenahealth, Inc. (I)	9,577	1,256,215
Life Sciences Tools & Services - 1.3%
Covance, Inc. (I)	35,133	2,964,523
Pharmaceuticals - 2.2%
Pacira Pharmaceuticals, Inc. (I)	27,361	1,510,054
Salix Pharmaceuticals, Ltd. (I)	23,224	1,969,627
The Medicines Company (I)	43,260	1,583,749

		5,063,430

		39,406,481
Industrials - 20.1%
Aerospace & Defense - 3.5%
DigitalGlobe, Inc. (I)	65,722	2,602,591
Moog, Inc., Class A (I)	44,092	3,027,798
Teledyne Technologies, Inc. (I)	24,859	2,305,175

		7,935,564
Airlines - 1.5%
Spirit Airlines, Inc. (I)	73,324	3,363,372
Building Products - 2.4%
Armstrong World Industries, Inc. (I)	53,848	2,864,714
Owens Corning, Inc. (I)	63,439	2,484,271

		5,348,985
Electrical Equipment - 1.8%
Acuity Brands, Inc. (L)	14,549	1,491,709
Generac Holdings, Inc.	46,058	2,453,049

		3,944,758
Machinery - 1.4%
Altra Holdings, Inc.	104,666	3,179,753
Professional Services - 3.0%
On Assignment, Inc. (I)	50,936	1,733,352
TrueBlue, Inc. (I)	90,716	2,316,887
WageWorks, Inc. (I)	46,345	2,655,569

		6,705,808
Road & Rail - 3.4%
Avis Budget Group, Inc. (I)	57,387	2,115,285
Con-way, Inc.	66,566	2,755,167
Old Dominion Freight Line, Inc. (I)	55,697	2,870,066

		7,740,518
Trading Companies & Distributors - 3.1%
Applied Industrial Technologies, Inc.	56,187	2,718,327
HD Supply Holdings, Inc. (I)	62,363	1,313,988
WESCO International, Inc. (I)(L)	34,384	2,956,336

		6,988,651

		45,207,409

107

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 34.3%
Communications Equipment - 0.2%
Palo Alto Networks, Inc. (I)	7,500	$374,625
Internet Software & Services - 15.8%
Angie’s List, Inc. (I)(L)	135,933	1,769,848
Bankrate, Inc. (I)	157,193	2,945,797
Constant Contact, Inc. (I)	94,425	2,584,412
Cornerstone OnDemand, Inc. (I)	22,998	1,159,559
CoStar Group, Inc. (I)	18,917	3,523,102
Dealertrack Technologies, Inc. (I)	67,057	2,802,983
Demandware, Inc. (I)	27,170	1,539,724
Envestnet, Inc. (I)	26,300	1,045,425
IAC/InterActiveCorp	18,582	1,063,076
Marketo, Inc. (I)(L)	5,585	162,524
OpenTable, Inc. (I)(L)	28,910	2,416,009
Pandora Media, Inc. (I)	55,492	1,575,973
Shutterstock, Inc. (I)	33,879	2,506,368
Stamps.com, Inc. (I)	30,373	1,399,284
Trulia, Inc. (I)	72,037	2,473,751
Web.com Group, Inc. (I)	147,231	4,203,445
Wix.com, Ltd. (I)(L)	41,400	848,700
Zillow, Inc., Class A (I)(L)	17,700	1,391,574

		35,411,554
IT Services - 7.8%
Acxiom Corp. (I)	52,559	1,749,164
Global Payments, Inc.	46,521	2,933,149
Heartland Payment Systems, Inc. (L)	63,041	2,831,171
MAXIMUS, Inc.	41,104	1,870,232
ServiceSource International, Inc. (I)	174,544	1,694,822
Virtusa Corp. (I)	48,927	1,726,634
WEX, Inc. (I)	25,942	2,575,003
WNS Holdings, Ltd., ADR (I)	104,655	2,095,193

		17,475,368
Semiconductors & Semiconductor Equipment - 1.8%
First Solar, Inc. (I)	34,757	2,079,164
Lattice Semiconductor Corp. (I)	376,037	2,094,526

		4,173,690
Software - 8.7%
Cadence Design Systems, Inc. (I)	170,902	2,264,452
Concur Technologies, Inc. (I)(L)	29,919	2,904,836
FleetMatics Group PLC (I)(L)	103,647	4,011,139
PTC, Inc. (I)	69,569	2,263,775
Solera Holdings, Inc.	11,020	735,585
Splunk, Inc. (I)	15,718	1,134,211
Tableau Software, Inc., Class A (I)	20,213	1,324,760
Telogis, Inc. (I)(R)	162,887	322,695
Tyler Technologies, Inc. (I)	18,897	1,939,021
Verint Systems, Inc. (I)	73,205	2,775,934

		19,676,408

		77,111,645
Materials - 2.3%
Chemicals - 0.8%
Methanex Corp.	28,282	1,736,515
Paper & Forest Products - 1.5%
KapStone Paper and Packaging Corp.	63,726	3,395,321

		5,131,836

TOTAL COMMON STOCKS (Cost $170,289,804)		$223,485,179

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.6%
Consumer Discretionary - 0.4%
Mobileye (R)	24,657	860,529
Information Technology - 0.2%
Telogis, Inc. (R)	221,826	488,283

TOTAL PREFERRED SECURITIES (Cost $1,348,812)		$1,348,812

SECURITIES LENDING COLLATERAL - 8.6%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	1,933,595	19,351,612

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,349,994)		$19,351,612

Total Investments (Small Cap Growth Fund)
(Cost $190,988,610) - 108.7%		$244,185,603
Other assets and liabilities, net - (8.7%)		(19,461,681)

TOTAL NET ASSETS - 100.0%		$224,723,922

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Consumer Discretionary - 15.4%
Auto Components - 1.3%
Dana Holding Corp.	39,973	$810,652
Federal-Mogul Corp. (I)	6,207	127,368
Lear Corp.	2,259	187,294
Modine Manufacturing Company (I)	4,677	62,111
Motorcar Parts of America, Inc. (I)	2,590	45,558
Shiloh Industries, Inc. (I)	1,546	35,836
Spartan Motors, Inc.	4,866	33,624
Standard Motor Products, Inc.	3,228	112,076
Stoneridge, Inc. (I)	2,033	26,246
Superior Industries International, Inc.	4,830	95,344
TRW Automotive Holdings Corp. (I)	13,144	1,019,974

		2,556,083
Automobiles - 0.6%
Thor Industries, Inc.	20,836	1,126,603
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,190	161,666
VOXX International Corp. (I)	2,806	50,059
Weyco Group, Inc.	494	14,499

		226,224
Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc., Class A (I)(L)	2,709	232,920
Bridgepoint Education, Inc. (I)	700	12,950
Cambium Learning Group, Inc. (I)	3,781	5,785
Career Education Corp. (I)	6,866	34,673
Carriage Services, Inc.	1,315	24,683
Corinthian Colleges, Inc. (I)(L)	9,369	15,740
DeVry Education Group, Inc.	3,663	130,183
Education Management Corp. (I)	262	3,026
Mac-Gray Corp.	768	16,358
Matthews International Corp., Class A	253	10,672
Regis Corp. (L)	8,066	128,975
Steiner Leisure, Ltd. (I)	148	8,756
Stewart Enterprises, Inc., Class A	1,666	22,075

		646,796

108

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 4.0%
Ambassadors Group, Inc.	202	$931
Ark Restaurants Corp.	197	4,236
Bally Technologies, Inc. (I)	15,869	1,183,328
Biglari Holdings, Inc. (I)	267	129,511
Bob Evans Farms, Inc.	2,266	125,967
Boyd Gaming Corp. (I)	13,073	149,686
Canterbury Park Holding Corp.	100	1,033
Carrols Restaurant Group, Inc. (I)	1,313	8,797
Churchill Downs, Inc.	1,871	168,109
Cracker Barrel Old Country Store, Inc.	8,872	962,523
DineEquity, Inc.	11,677	982,386
Dover Downs Gaming & Entertainment, Inc. (I)	2,392	3,516
Frisch’s Restaurants, Inc.	301	7,083
Full House Resorts, Inc. (I)	632	1,782
Gaming Partners International Corp. (I)	400	3,236
International Speedway Corp., Class A	5,732	196,780
Isle of Capri Casinos, Inc. (I)	7,312	59,447
Life Time Fitness, Inc. (I)	759	36,819
Luby’s, Inc. (I)(L)	6,723	60,373
Marcus Corp.	3,767	54,961
Marriott Vacations Worldwide Corp. (I)	859	44,874
Monarch Casino & Resort, Inc. (I)	2,300	40,825
MTR Gaming Group, Inc. (I)	4,201	23,358
Orient-Express Hotels, Ltd., Class A (I)	11,800	173,814
Papa John’s International, Inc.	13,265	1,125,867
Pinnacle Entertainment, Inc. (I)	8,929	224,475
Red Robin Gourmet Burgers, Inc. (I)(L)	17,712	1,411,824
Rick’s Cabaret International, Inc. (I)	2,292	23,768
Ruby Tuesday, Inc. (I)	8,325	58,691
Speedway Motorsports, Inc.	6,730	135,475
The Wendy’s Company (L)	47,925	412,634
Vail Resorts, Inc.	1,539	116,641

		7,932,750
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	1,320	20,816
Beazer Homes USA, Inc. (I)(L)	2,854	59,392
Cavco Industries, Inc. (I)	648	43,721
Cobra Electronics Corp. (I)	400	1,200
CSS Industries, Inc.	926	28,836
Emerson Radio Corp. (I)	6,514	12,507
Flexsteel Industries, Inc.	431	11,921
Helen of Troy, Ltd. (I)	4,589	223,530
Hooker Furniture Corp. (L)	2,845	48,593
Kid Brands, Inc. (I)	2,309	2,448
La-Z-Boy, Inc.	53,925	1,577,846
Lennar Corp., Class B	865	25,656
Lifetime Brands, Inc.	962	14,064
M/I Homes, Inc. (I)	2,518	55,320
MDC Holdings, Inc.	1,223	36,959
Meritage Homes Corp. (I)	1,171	51,032
NACCO Industries, Inc., Class A	500	32,375
Skyline Corp. (I)	705	3,469
Stanley Furniture Company, Inc. (I)	2,115	8,037
The Ryland Group, Inc. (L)	2,668	105,439
Universal Electronics, Inc. (I)	557	21,172

		2,384,333
Internet & Catalog Retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	5,490	27,944
dELiA*s, Inc. (I)	3,000	3,600
FTD Companies, Inc. (I)	3,323	109,579
Gaiam, Inc., Class A (I)	3,280	20,697

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
ValueVision Media, Inc., Class A (I)	2,703	$15,569

		177,389
Leisure Equipment & Products - 0.1%
Callaway Golf Company	10,513	85,155
JAKKS Pacific, Inc. (L)	3,041	19,645
Johnson Outdoors, Inc., Class A	200	5,728

		110,528
Media - 2.2%
AH Belo Corp., Class A	4,621	35,767
Ballantyne Strong, Inc. (I)	1,790	8,324
Beasley Broadcasting Group, Inc., Class A	447	4,108
Belo Corp., Class A	8,731	119,877
Central European Media
Enterprises, Ltd., Class A (I)(L)	2,003	5,008
Cumulus Media, Inc., Class A (I)(L)	968	6,757
Digital Generation, Inc. (I)	1,450	17,125
DreamWorks Animation SKG, Inc., Class A (I)	2,570	81,880
Graham Holdings Co.	1,176	792,036
Gray Television, Inc. (I)	8,117	99,433
Harte-Hanks, Inc.	9,457	75,278
Journal Communications, Inc., Class A (I)	8,168	78,903
Live Nation Entertainment, Inc. (I)	10,761	197,680
Martha Stewart Living
Omnimedia, Inc., Class A (I)	4,400	16,236
Media General, Inc., Class A (I)(L)	5,000	90,500
Meredith Corp.	2,988	159,380
Nexstar Broadcasting Group, Inc., Class A	26,729	1,327,629
Radio One, Inc., Class D (I)	4,508	15,598
Salem Communications Corp., Class A	1,200	10,788
The EW Scripps Company, Class A (I)	6,860	139,052
The Interpublic Group of Companies, Inc.	58,132	1,011,497
The Madison Square Garden, Inc., Class A (I)	3,291	185,481
The McClatchy Company, Class A (I)	8,210	25,779

		4,504,116
Multiline Retail - 0.4%
Dillard’s, Inc., Class A	6,108	558,882
Fred’s, Inc., Class A	6,736	116,937
Tuesday Morning Corp. (I)	4,400	60,940

		736,759
Specialty Retail - 4.0%
Aaron’s, Inc.	355	10,167
America’s Car-Mart, Inc. (I)	601	25,260
Barnes & Noble, Inc. (I)(L)	9,129	153,185
bebe stores, Inc. (L)	90,157	531,025
Big 5 Sporting Goods Corp.	498	9,273
Books-A-Million, Inc. (I)	2,241	5,782
Brown Shoe Company, Inc.	6,262	161,121
Build-A-Bear Workshop, Inc. (I)	3,247	30,100
Cabela’s, Inc. (I)	2,414	147,858
Cache, Inc. (I)	3,112	16,307
Christopher & Banks Corp. (I)	4,236	26,560
Citi Trends, Inc. (I)	353	5,828
Conn’s, Inc. (I)(L)	6,684	403,246
Destination XL Group, Inc. (I)	6,459	45,407
GameStop Corp., Class A	16,216	782,422
Genesco, Inc. (I)	1,182	88,544
GNC Holdings, Inc., Class A	18,204	1,095,517
Group 1 Automotive, Inc.	3,300	225,885
Haverty Furniture Companies, Inc.	3,731	106,334
hhgregg, Inc. (I)(L)	1,994	29,711
Lithia Motors, Inc., Class A (L)	5,348	353,396

109

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
MarineMax, Inc. (I)	4,389	$68,995
New York & Company, Inc. (I)	2,900	14,877
Office Depot, Inc. (I)	34,589	188,166
Pacific Sunwear of California, Inc. (I)	15,200	44,232
Penske Automotive Group, Inc.	24,840	1,103,393
Perfumania Holdings, Inc. (I)	1,016	5,009
Pier 1 Imports, Inc.	35,293	786,681
RadioShack Corp. (I)(L)	2,661	7,744
Rent-A-Center, Inc.	12,800	435,968
Shoe Carnival, Inc.	2,916	84,360
Sonic Automotive, Inc., Class A	1,607	38,118
Stage Stores, Inc. (L)	5,947	124,946
Stein Mart, Inc.	5,406	79,684
Systemax, Inc. (I)	4,305	49,378
The Children’s Place Retail Stores, Inc. (I)	190	10,450
The Men’s Wearhouse, Inc.	7,700	393,624
The Pep Boys - Manny, Moe & Jack (I)(L)	9,800	134,260
The Wet Seal, Inc., Class A (I)	10,900	36,297
West Marine, Inc. (I)	4,685	63,435
Zale Corp. (I)	6,957	102,616

		8,025,161
Textiles, Apparel & Luxury Goods - 1.1%
Charles & Colvard, Ltd. (I)	775	4,100
Culp, Inc.	709	14,343
Delta Apparel, Inc. (I)	522	8,717
G-III Apparel Group, Ltd. (I)	981	59,105
Iconix Brand Group, Inc. (I)(L)	14,828	588,375
Lakeland Industries, Inc. (I)	700	3,521
Movado Group, Inc.	3,584	163,144
Perry Ellis International, Inc. (I)	2,224	34,539
PVH Corp.	6,399	856,954
Quiksilver, Inc. (I)	13,931	123,986
RG Barry Corp.	1,273	24,442
Rocky Brands, Inc.	1,126	17,307
Skechers U.S.A., Inc., Class A (I)	5,025	168,941
The Jones Group, Inc.	8,281	116,265
Unifi, Inc. (I)	3,710	102,915

		2,286,654

		30,713,396
Consumer Staples - 2.3%
Beverages - 0.1%
Constellation Brands, Inc., Class A (I)	796	56,046
Craft Brewers Alliance, Inc. (I)	2,766	49,097
MGP Ingredients, Inc.	2,626	13,156

		118,299
Food & Staples Retailing - 0.8%
Ingles Markets, Inc., Class A	2,701	70,955
Spartan Stores, Inc. (L)	6,634	153,918
Susser Holdings Corp. (I)	3,944	252,495
The Andersons, Inc.	2,318	197,192
The Pantry, Inc. (I)	4,883	70,266
United Natural Foods, Inc. (I)	12,273	844,996
Village Super Market, Inc., Class A	313	12,122
Weis Markets, Inc.	2,061	105,173

		1,707,117
Food Products - 1.0%
Alico, Inc.	490	19,100
Boulder Brands, Inc. (I)(L)	6,928	106,068
Cal-Maine Foods, Inc.	700	38,465
Chiquita Brands International, Inc. (I)	5,723	60,492

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Dean Foods Company (I)	8,806	$158,332
Fresh Del Monte Produce, Inc.	9,985	279,680
Griffin Land & Nurseries, Inc.	68	2,244
Omega Protein Corp. (I)	4,810	65,176
Post Holdings, Inc. (I)	3,298	167,044
Seaboard Corp.	47	132,775
Seneca Foods Corp., Class A (I)	2,016	63,161
Snyders-Lance, Inc.	1,625	46,816
The Hain Celestial Group, Inc. (I)(L)	1,517	125,441
TreeHouse Foods, Inc. (I)	10,066	706,130

		1,970,924
Household Products - 0.2%
Central Garden & Pet Company (I)	2,475	19,231
Central Garden & Pet Company, Class A (I)	6,231	48,726
Oil-Dri Corp. of America	855	34,388
Orchids Paper Products Company	625	20,463
Spectrum Brands Holdings, Inc.	4,567	322,339

		445,147
Personal Products - 0.1%
CCA Industries, Inc.	400	1,260
Inter Parfums, Inc.	1,654	60,206
Mannatech, Inc. (I)	83	1,785
Nutraceutical International Corp.	2,391	61,210

		124,461
Tobacco - 0.1%
Alliance One International, Inc. (I)	16,283	50,314
Universal Corp. (L)	3,700	192,992

		243,306

		4,609,254
Energy - 7.9%
Energy Equipment & Services - 4.4%
Atwood Oceanics, Inc. (I)	2,698	141,807
Basic Energy Services, Inc. (I)	5,693	80,784
Bolt Technology Corp.	1,048	21,159
Bristow Group, Inc.	6,352	509,430
C&J Energy Services, Inc. (I)(L)	774	18,344
Cal Dive International, Inc. (I)(L)	8,437	15,608
Dawson Geophysical Company (I)	1,649	53,296
Dresser-Rand Group, Inc. (I)	12,161	686,367
ENGlobal Corp. (I)	267	411
Era Group, Inc. (I)	2,519	82,195
Exterran Holdings, Inc. (I)	9,219	299,802
Global Geophysical Services, Inc. (I)	4,342	6,600
Gulf Island Fabrication, Inc.	3,360	88,906
Gulfmark Offshore, Inc., Class A	5,420	267,531
Helix Energy Solutions Group, Inc. (I)	51,674	1,147,680
Hercules Offshore, Inc. (I)	20,463	130,759
Hornbeck Offshore Services, Inc. (I)(L)	5,800	293,654
Matrix Service Company (I)	3,185	70,707
Mitcham Industries, Inc. (I)	2,445	42,788
Nabors Industries, Ltd.	16,347	270,543
Natural Gas Services Group, Inc. (I)	2,736	81,150
Newpark Resources, Inc. (I)	14,056	169,515
Oceaneering International, Inc.	11,395	879,580
Oil States International, Inc. (I)	8,997	920,843
Parker Drilling Company (I)	16,317	129,394
Patterson-UTI Energy, Inc.	9,862	229,883
PHI, Inc. (I)	2,700	114,669
Pioneer Energy Services Corp. (I)	13,710	98,986
Rowan Companies PLC, Class A (I)	13,921	481,945

110

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
SEACOR Holdings, Inc. (L)	2,930	$272,637
Superior Energy Services, Inc. (I)	4,462	113,692
Tesco Corp. (I)	139	2,485
TETRA Technologies, Inc. (I)	7,049	86,985
Tidewater, Inc.	5,452	310,982
Unit Corp. (I)	10,500	505,680
Willbros Group, Inc. (I)	11,697	102,583

		8,729,380
Oil, Gas & Consumable Fuels - 3.5%
Adams Resources & Energy, Inc.	139	7,954
Alon USA Energy, Inc.	8,155	112,539
Alpha Natural Resources, Inc. (I)(L)	13,589	90,775
Approach Resources, Inc. (I)(L)	1,893	40,113
Bill Barrett Corp. (I)(L)	4,159	111,836
Biofuel Energy Corp. (I)(L)	240	466
BPZ Resources, Inc. (I)	7,809	16,399
Callon Petroleum Company (I)	3,702	24,618
Carrizo Oil & Gas, Inc. (I)	2,015	81,487
Clayton Williams Energy, Inc. (I)	372	26,933
Cloud Peak Energy, Inc. (I)	1,335	22,081
Comstock Resources, Inc.	5,496	93,047
Contango Oil & Gas Company (I)	1,292	60,866
Delek US Holdings, Inc.	5,562	168,306
DHT Holdings, Inc.	1,910	10,639
Double Eagle Petroleum Company (I)	1,718	3,883
Emerald Oil, Inc. (I)	3,738	27,138
Endeavour International Corp. (I)(L)	3,363	16,277
Energen Corp.	13,403	967,295
EPL Oil & Gas, Inc. (I)	7,993	228,999
Green Plains Renewable Energy, Inc.	7,707	133,177
Harvest Natural Resources, Inc. (I)(L)	6,322	24,150
HKN, Inc. (I)	8	536
Knightsbridge Tankers, Ltd.	2,275	17,768
Magnum Hunter Resources Corp. (I)	2,084	15,088
Newfield Exploration Company (I)	6,085	170,989
Nordic American Tankers, Ltd. (L)	459	3,718
Northern Oil and Gas, Inc. (I)(L)	1,200	19,140
Overseas Shipholding Group, Inc. (I)(L)	4,418	19,881
PDC Energy, Inc. (I)	3,910	230,338
Penn Virginia Corp. (I)(L)	5,500	59,015
QEP Resources, Inc.	1,877	60,102
Renewable Energy Group, Inc. (I)	1,366	15,531
Rex Energy Corp. (I)	5,913	113,411
Rosetta Resources, Inc. (I)	15,329	775,188
SandRidge Energy, Inc. (I)(L)	1,913	10,694
SemGroup Corp., Class A	2,466	151,363
Ship Finance International, Ltd. (L)	1,579	26,685
Stone Energy Corp. (I)	3,527	116,673
Swift Energy Company (I)(L)	5,863	78,037
Targa Resources Corp.	13,328	1,080,768
Triangle Petroleum Corp. (I)	5,316	56,456
Ultra Petroleum Corp. (I)(L)	42,223	864,305
USEC, Inc. (I)(L)	935	8,854
Vaalco Energy, Inc. (I)	4,771	28,865
Warren Resources, Inc. (I)	7,110	23,108
Western Refining, Inc. (L)	6,265	244,774
Whiting Petroleum Corp. (I)	5,425	327,670
WPX Energy, Inc. (I)	10,361	192,611

		6,980,546

		15,709,926

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 24.3%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (I)	5,276	$1,056,519
American Capital, Ltd. (I)	42,022	642,937
Artisan Partners Asset Management, Inc.	4,346	268,235
Calamos Asset Management, Inc., Class A	923	10,236
Capital Southwest Corp.	2,788	95,656
Cowen Group, Inc., Class A (I)	25,390	102,576
E*TRADE Financial Corp. (I)	94,023	1,684,892
Evercore Partners, Inc., Class A	19,312	1,059,263
GFI Group, Inc.	7,774	29,386
Gleacher & Company, Inc. (I)	230	2,532
Harris & Harris Group, Inc. (I)	4,423	14,286
ICG Group, Inc. (I)	1,991	34,225
INTL. FCStone, Inc. (I)(L)	199	4,137
Investment Technology Group, Inc. (I)	6,101	119,519
Janus Capital Group, Inc. (L)	20,542	223,497
JMP Group, Inc.	3,000	19,680
Legg Mason, Inc. (L)	14,190	554,971
MCG Capital Corp.	13,908	66,897
Medallion Financial Corp.	3,535	62,711
Oppenheimer Holdings, Inc., Class A	1,506	34,984
Piper Jaffray Companies (I)	300	11,406
Safeguard Scientifics, Inc. (I)(L)	1,932	36,032
SWS Group, Inc. (I)	4,200	27,132

		6,161,709
Commercial Banks - 9.4%
1st Source Corp.	3,680	117,576
1st United Bancorp, Inc.	1,670	13,611
Access National Corp.	359	5,658
American National Bankshares, Inc.	539	13,992
Ameris Bancorp (I)	2,259	46,242
Associated Banc-Corp.	20,485	353,161
Bancfirst Corp.	601	33,494
BancorpSouth, Inc.	38,451	919,363
Bank of Florida Corp. (I)	2,087	0
Bank of Kentucky Financial Corp.	89	3,011
Banner Corp.	2,395	104,087
Bar Harbor Bankshares	232	9,164
BBCN Bancorp, Inc.	8,740	145,871
Boston Private Financial Holdings, Inc. (L)	94,820	1,127,884
Bridge Bancorp, Inc.	111	2,763
Bryn Mawr Bank Corp.	454	13,747
C&F Financial Corp.	63	3,386
Camden National Corp.	211	9,187
Capital Bank Financial Corp., Class A (I)	392	9,149
Capital City Bank Group, Inc. (I)	2,956	35,354
CapitalSource, Inc.	8,473	119,130
Cardinal Financial Corp.	4,374	77,551
Cathay General Bancorp	10,181	281,301
Center Bancorp, Inc.	1,133	18,615
Centerstate Banks, Inc.	2,800	29,568
Century Bancorp, Inc., Class A	108	3,792
Chemical Financial Corp.	2,894	92,666
City Holding Company (L)	378	18,601
CoBiz Financial, Inc.	5,644	66,881
Columbia Banking System, Inc.	2,584	71,628
Community Bank Systems, Inc. (L)	2,500	97,150
Community Trust Bancorp, Inc.	1,331	60,867
CVB Financial Corp. (L)	63,342	1,022,340
East West Bancorp, Inc.	29,151	999,296
Enterprise Bancorp, Inc.	204	4,174
Enterprise Financial Services Corp.	3,205	62,690

111

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Fidelity Southern Corp.	822	$14,687
Financial Institutions, Inc.	1,228	31,560
First Bancorp North Carolina	3,981	67,995
First BanCorp Puerto Rico (I)	1,207	7,701
First Bancorp, Inc. Maine	642	11,524
First Busey Corp.	6,309	37,854
First Citizens BancShares, Inc., Class A	103	23,139
First Commonwealth Financial Corp. (L)	18,527	173,413
First Community Bancshares, Inc.	2,119	36,934
First Financial Bancorp	2,582	42,680
First Financial Corp.	1,254	46,034
First Interstate Bancsystem, Inc.	1,557	43,596
First Merchants Corp.	5,413	114,701
First Midwest Bancorp, Inc.	7,964	146,219
First Niagara Financial Group, Inc.	13,561	151,070
First South Bancorp, Inc. (I)	777	5,587
Flushing Financial Corp.	4,011	86,678
FNB Corp.	4,854	61,694
German American Bancorp, Inc.	343	10,252
Glacier Bancorp, Inc.	39,986	1,197,981
Great Southern Bancorp, Inc.	1,203	35,717
Hanmi Financial Corp.	1,541	31,683
Heartland Financial USA, Inc.	1,587	47,308
Heritage Commerce Corp.	2,067	17,073
Home Federal Bancorp, Inc.	3,822	58,400
Horizon Bancorp	400	9,408
Hudson Valley Holding Corp.	598	12,534
Iberiabank Corp.	2,447	153,427
Independent Bank Corp. - Massachusetts (L)	2,687	102,563
Independent Bank Corp. - Michigan (I)	2,100	24,948
International Bancshares Corp.	12,100	315,689
Intervest Bancshares Corp., Class A (I)	2,237	16,643
Lakeland Bancorp, Inc.	3,353	42,281
Lakeland Financial Corp.	1,305	50,047
Macatawa Bank Corp. (I)	800	4,104
MainSource Financial Group, Inc.	4,787	86,070
MB Financial, Inc.	7,939	258,891
MBT Financial Corp. (I)	1,037	3,920
Mercantile Bank Corp.	1,058	23,572
Merchants Bancshares, Inc.	540	17,118
Metro Bancorp, Inc. (I)	1,942	43,501
MetroCorp Bancshares, Inc.	722	10,346
MidSouth Bancorp, Inc.	729	12,983
MidWestOne Financial Group, Inc.	305	8,537
National Penn Bancshares, Inc.	11,091	125,217
NBT Bancorp, Inc.	1,585	41,099
NewBridge Bancorp (I)	2,100	15,729
North Valley Bancorp (I)	43	825
Northrim BanCorp, Inc.	492	12,915
OFG Bancorp (L)	4,139	71,191
Old National Bancorp	1,789	27,819
Old Second Bancorp, Inc. (I)	1,554	7,009
OmniAmerican Bancorp, Inc. (I)	1,661	36,592
Pacific Continental Corp.	2,139	30,887
Pacific Mercantile Bancorp (I)	1,399	8,618
Pacific Premier Bancorp, Inc. (I)	659	9,582
PacWest Bancorp (L)	25,978	1,068,735
Park National Corp.	266	22,461
Park Sterling Corp.	3,302	23,411
Peapack Gladstone Financial Corp.	607	11,126
Peoples Bancorp, Inc.	2,601	62,320
Pinnacle Financial Partners, Inc.	6,390	207,995
Popular, Inc. (I)	6,410	183,198

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Porter Bancorp, Inc. (I)	735	$816
Preferred Bank (I)	1,111	22,598
PrivateBancorp, Inc.	200	5,546
Renasant Corp.	5,254	161,823
Republic Bancorp, Inc., Class A	822	20,402
Republic First Bancorp, Inc. (I)	1,501	4,788
S&T Bancorp, Inc.	2,700	71,037
Sandy Spring Bancorp, Inc.	2,665	77,765
Seacoast Banking Corp. of Florida (I)	3,000	6,780
Shore Bancshares, Inc. (I)	600	5,460
Sierra Bancorp	1,564	27,683
Simmons First National Corp., Class A	1,519	53,712
Southern Community Financial Corp. (I)	1,600	352
Southside Bancshares, Inc. (L)	1,535	43,840
Southwest Bancorp, Inc. (I)	3,030	52,025
StellarOne Corp.	5,610	141,484
Sterling Bancorp	5,719	75,144
Suffolk Bancorp (I)	2,043	41,636
Sun Bancorp, Inc. (I)	1,364	5,006
Susquehanna Bancshares, Inc.	16,670	209,875
Synovus Financial Corp.	11,018	38,453
Taylor Capital Group, Inc. (I)	1,958	48,774
Texas Capital Bancshares, Inc. (I)(L)	17,991	1,010,554
The Bancorp, Inc. (I)	5,997	109,745
Tompkins Financial Corp.	325	16,283
TowneBank (L)	2,665	40,508
TriCo Bancshares	1,200	33,108
Trustmark Corp.	2,664	74,725
Umpqua Holdings Corp. (L)	15,577	286,773
Union First Market Bankshares Corp. (L)	2,679	69,145
United Community Banks, Inc. (I)	300	5,505
Univest Corp. of Pennsylvania	1,917	40,180
ViewPoint Financial Group	1,220	30,964
Virginia Commerce Bancorp, Inc. (I)	5,671	99,243
Washington Banking Company	1,315	23,591
Washington Trust Bancorp, Inc.	2,092	76,693
Webster Financial Corp.	34,253	1,009,778
WesBanco, Inc.	4,767	150,161
West Bancorp, Inc.	1,494	24,083
Western Alliance Bancorp (I)	40,273	935,139
Wilshire Bancorp, Inc.	3,138	33,169
Wintrust Financial Corp. (L)	27,607	1,252,254
Yadkin Financial Corp. (I)	538	9,657
Zions Bancorporation	20,446	599,681

		18,703,679
Consumer Finance - 0.2%
Asta Funding, Inc.	2,466	21,010
Atlanticus Holdings Corp. (I)	972	3,596
Cash America International, Inc. (L)	1,700	63,937
Green Dot Corp., Class A (I)(L)	418	10,137
Nelnet, Inc., Class A	4,940	222,300
Nicholas Financial, Inc.	75	1,201
The First Marblehead Corp. (I)(L)	4,620	3,788

		325,969
Diversified Financial Services - 0.6%
Interactive Brokers Group, Inc., Class A	1,167	28,300
Marlin Business Services Corp.	2,737	68,014
MicroFinancial, Inc.	1,317	11,708
NewStar Financial, Inc. (I)(L)	7,164	125,370
PHH Corp. (I)	7,810	187,752
PICO Holdings, Inc. (I)	1,866	45,213
Resource America, Inc., Class A	3,296	31,015

112

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
The NASDAQ OMX Group, Inc.	18,489	$726,433

		1,223,805
Insurance - 7.4%
Allied World Assurance Company Holdings AG	5,100	574,515
American Equity Investment Life
Holding Company	9,942	235,725
American Financial Group, Inc.	31,045	1,790,055
American National Insurance Company	493	56,966
AMERISAFE, Inc.	2,787	122,294
Argo Group International Holdings, Ltd.	5,017	237,254
Arthur J. Gallagher & Company	19,575	911,021
Aspen Insurance Holdings, Ltd.	8,155	329,625
Assurant, Inc.	9,808	636,932
Assured Guaranty, Ltd.	18,410	432,267
Axis Capital Holdings, Ltd.	10,224	502,305
CNO Financial Group, Inc.	42,875	725,445
Donegal Group, Inc., Class A	2,470	39,866
Eastern Insurance Holdings, Inc.	2,200	53,878
EMC Insurance Group, Inc.	570	17,773
Employers Holdings, Inc.	1,300	42,432
Endurance Specialty Holdings, Ltd.	5,786	329,223
FBL Financial Group, Inc., Class A	4,767	218,853
Federated National Holding Company	1,233	16,670
First Acceptance Corp. (I)	4,470	8,225
First American Financial Corp.	5,937	157,093
Genworth Financial, Inc., Class A (I)	33,286	502,951
Global Indemnity PLC (I)	2,416	64,362
Greenlight Capital Re, Ltd., Class A (I)(L)	2,000	68,020
Hallmark Financial Services, Inc. (I)	3,571	33,925
Hilltop Holdings, Inc. (I)	10,029	237,788
Horace Mann Educators Corp.	6,503	199,772
Independence Holding Company	2,816	39,734
Investors Title Company	98	7,742
Kemper Corp.	10,242	384,280
Maiden Holdings, Ltd.	9,561	121,042
Markel Corp. (I)	152	84,707
MBIA, Inc. (I)	19,947	257,117
Meadowbrook Insurance Group, Inc. (L)	6,598	48,759
Montpelier Re Holdings, Ltd.	9,927	288,479
National Interstate Corp.	809	23,251
National Western Life Insurance
Company, Class A	59	12,621
Old Republic International Corp.	13,332	229,310
OneBeacon Insurance Group, Ltd., Class A	2,629	41,801
PartnerRe, Ltd.	5,456	561,422
Platinum Underwriters Holdings, Ltd.	4,109	260,511
Primerica, Inc.	677	29,131
Protective Life Corp.	10,342	496,209
Reinsurance Group of America, Inc.	8,136	610,037
Safety Insurance Group, Inc.	1,282	71,984
Selective Insurance Group, Inc.	3,257	91,815
StanCorp Financial Group, Inc. (L)	18,242	1,169,495
State Auto Financial Corp. (L)	4,956	111,906
Stewart Information Services Corp.	3,868	123,234
Symetra Financial Corp.	8,400	161,028
The Hanover Insurance Group, Inc.	4,623	278,813
The Navigators Group, Inc. (I)	1,843	123,186
The Phoenix Companies, Inc. (I)	1,311	75,894
Tower Group International, Ltd. (L)	9,158	38,097
United Fire Group, Inc.	1,493	44,417
Universal Insurance Holdings, Inc. (L)	2,633	32,649

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Validus Holdings, Ltd.	6,714	$268,896

		14,632,802
Real Estate Investment Trusts - 1.8%
DCT Industrial Trust, Inc.	107,200	799,712
Douglas Emmett, Inc.	30,000	689,400
LaSalle Hotel Properties	29,220	915,170
Lexington Realty Trust	72,200	741,494
Mid-America Apartment Communities, Inc.	5,600	337,344
The Geo Group, Inc.	1,928	63,238

		3,546,358
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	7,217	272,730
AV Homes, Inc. (I)	2,810	56,678
Consolidated-Tomoka Land Company	236	8,692
Forestar Group, Inc. (I)	663	12,836
Jones Lang LaSalle, Inc.	9,102	889,447
Thomas Properties Group, Inc.	4,372	30,211
ZipRealty, Inc. (I)	1,200	7,236

		1,277,830
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	10,259	143,421
Atlantic Coast Financial Corp. (I)	176	693
Banc of California, Inc.	935	11,987
Bank Mutual Corp.	7,055	48,891
BankFinancial Corp.	4,921	47,931
BBX Capital Corp., Class A (I)	1,405	19,066
Beneficial Mutual Bancorp, Inc. (I)	2,325	24,413
Berkshire Hills Bancorp, Inc.	2,695	73,681
BofI Holding, Inc. (I)	1,730	141,791
Brookline Bancorp, Inc.	6,990	63,889
Cape Bancorp, Inc.	443	4,470
Clifton Savings Bancorp, Inc.	202	2,563
Dime Community Bancshares, Inc.	2,812	47,298
Doral Financial Corp. (I)	382	7,197
ESB Financial Corp.	529	7,591
ESSA Bancorp, Inc.	2,103	24,353
Federal Agricultural Mortgage Corp., Class C	1,732	60,637
First Defiance Financial Corp. (L)	1,313	35,451
First Financial Northwest, Inc.	2,932	31,431
Flagstar Bancorp, Inc. (I)	2,116	38,829
Hampden Bancorp, Inc.	942	15,336
HF Financial Corp.	155	2,018
Hingham Institution for Savings	82	6,485
Home Bancorp, Inc. (I)	1,531	29,058
Hudson City Bancorp, Inc.	20,492	191,395
Kearny Financial Corp. (I)	378	3,946
Louisiana Bancorp, Inc. (I)	100	1,759
Meridian Interstate Bancorp, Inc. (I)	1,777	39,307
MGIC Investment Corp. (I)	10,189	82,633
Northfield Bancorp, Inc.	84	1,092
Northwest Bancshares, Inc.	6,987	104,386
OceanFirst Financial Corp.	1,640	30,504
Oritani Financial Corp.	267	4,349
People’s United Financial, Inc. (L)	18,740	283,724
Provident Financial Holdings, Inc.	768	11,305
Provident Financial Services, Inc.	7,468	145,999
Pulaski Financial Corp.	282	3,105
Radian Group, Inc. (L)	4,326	61,689
Rockville Financial, Inc.	1,234	18,411
Roma Financial Corp. (I)	100	1,985
SI Financial Group, Inc.	835	9,845

113

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Simplicity Bancorp, Inc.	627	$9,875
Teche Holding Company	71	3,515
Territorial Bancorp, Inc.	952	22,743
TierOne Corp. (I)	1,301	1
Tree.com, Inc. (I)	2,817	84,989
TrustCo Bank Corp.	4,173	31,715
United Financial Bancorp, Inc.	2,436	48,062
Walker & Dunlop, Inc. (I)	1,711	27,752
Washington Federal, Inc.	9,364	219,024
Waterstone Financial, Inc. (I)	718	8,128
Westfield Financial, Inc.	5,678	41,960
WSFS Financial Corp.	256	19,441

		2,401,119

		48,273,271
Health Care - 10.5%
Biotechnology - 0.6%
Arqule, Inc. (I)	721	1,752
Celldex Therapeutics, Inc. (I)(L)	4,514	125,309
Cubist Pharmaceuticals, Inc. (I)	15,117	1,035,666
Emergent Biosolutions, Inc. (I)	1,607	36,077
Enzon Pharmaceuticals, Inc. (L)	4,300	7,138
Harvard
Apparatus Regenerative Technology, Inc. (I)	1,705	8,644
Maxygen, Inc.	5,344	160
MediciNova, Inc. (I)	906	2,075
Repligen Corp. (I)	1,800	24,246

		1,241,067
Health Care Equipment & Supplies - 3.0%
Alere, Inc. (I)	7,515	245,891
Alphatec Holdings, Inc. (I)	11,650	23,184
Analogic Corp.	900	86,958
AngioDynamics, Inc. (I)	4,853	74,979
Anika Therapeutics, Inc. (I)	2,936	100,852
Baxano Surgical, Inc. (I)	2,684	2,738
CONMED Corp. (L)	2,832	115,291
CryoLife, Inc.	2,939	32,476
Cutera, Inc. (I)	2,718	25,685
Digirad Corp.	3,687	14,011
Exactech, Inc. (I)	1,030	25,626
Greatbatch, Inc. (I)	4,338	176,253
Haemonetics Corp. (I)(L)	18,269	772,048
Hill-Rom Holdings, Inc.	1,344	55,655
Hologic, Inc. (I)	16,802	376,197
Invacare Corp.	5,104	114,330
Kewaunee Scientific Corp.	80	1,438
LeMaitre Vascular, Inc.	786	6,477
Medical Action Industries, Inc. (I)	1,100	9,460
Merit Medical Systems, Inc. (I)	300	4,911
Natus Medical, Inc. (I)	3,589	82,655
NuVasive, Inc. (I)	35	1,164
RTI Biologics, Inc. (I)	10,804	33,276
Solta Medical, Inc. (I)	4,613	9,226
Symmetry Medical, Inc. (I)	5,526	54,210
Teleflex, Inc.	13,473	1,324,531
West Pharmaceutical Services, Inc.	21,305	1,063,546
Wright Medical Group, Inc. (I)	40,205	1,198,511

		6,031,579
Health Care Providers & Services - 4.1%
Addus HomeCare Corp. (I)	1,215	35,235
Almost Family, Inc. (I)(L)	179	4,994
Amedisys, Inc. (I)(L)	4,462	72,641

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Amsurg Corp. (I)	30,315	$1,464,821
BioScrip, Inc. (I)	7,228	49,223
BioTelemetry, Inc. (I)	4,900	51,401
Capital Senior Living Corp. (I)	4,182	93,384
Community Health Systems, Inc. (I)	33,340	1,375,275
Cross Country Healthcare, Inc. (I)	4,185	31,973
ExamWorks Group, Inc. (I)(L)	748	22,073
Five Star Quality Care, Inc. (I)	5,481	27,021
Gentiva Health Services, Inc. (I)	2,503	30,912
Hanger, Inc. (I)	2,169	84,244
Health Net, Inc. (I)	1,889	57,709
Healthways, Inc. (I)	5,459	76,481
IPC The Hospitalist Company, Inc. (I)	15,355	965,522
Kindred Healthcare, Inc.	5,284	88,983
LHC Group, Inc. (I)	753	17,884
LifePoint Hospitals, Inc. (I)	23,327	1,195,042
Magellan Health Services, Inc. (I)	3,500	214,200
MedCath Corp. (I)	4,104	5,622
Molina Healthcare, Inc. (I)	5,724	192,326
National Healthcare Corp.	1,717	95,809
Omnicare, Inc.	14,366	822,884
Owens & Minor, Inc. (L)	300	11,451
PharMerica Corp. (I)	3,519	79,459
Premier, Inc., Class A (I)	19,590	644,707
Select Medical Holdings Corp.	1,512	13,094
The Providence Service Corp. (I)	913	25,034
Triple-S Management Corp., Class B (I)	4,238	85,862
Universal American Corp.	14,368	111,065

		8,046,331
Health Care Technology - 0.1%
MedAssets, Inc. (I)	3,035	65,374
Omnicell, Inc. (I)	4,692	113,781

		179,155
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (I)(L)	10,574	89,773
Albany Molecular Research, Inc. (I)	1,696	20,488
Bio-Rad Laboratories, Inc., Class A (I)	5,869	719,657
Charles River
Laboratories International, Inc. (I)	16,453	858,353
Enzo Biochem, Inc. (I)	2,322	5,712
Harvard Bioscience, Inc. (I)	6,820	31,099
Pacific Biosciences of California, Inc. (I)	3,862	16,336

		1,741,418
Pharmaceuticals - 1.8%
Auxilium Pharmaceuticals, Inc. (I)	24,786	505,882
Cumberland Pharmaceuticals, Inc. (I)	631	3,142
Endo Health Solutions, Inc. (I)(L)	18,119	1,217,416
Lannett Company, Inc. (I)	3,230	95,414
Pozen, Inc. (I)	2,103	16,614
Prestige Brands Holdings, Inc. (I)	9,492	334,498
Sciclone Pharmaceuticals, Inc. (I)	6,347	30,973
The Medicines Company (I)	25,787	944,062
ViroPharma, Inc. (I)	8,526	422,122

		3,570,123

		20,809,673
Industrials - 16.7%
Aerospace & Defense - 1.2%
AAR Corp.	5,432	169,587
Aerovironment, Inc. (I)(L)	3,571	107,737
Ascent Solar Technologies, Inc. (I)(L)	6,979	5,513

114

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
CPI Aerostructures, Inc. (I)	1,142	$16,730
Cubic Corp.	437	24,489
Curtiss-Wright Corp.	6,943	366,382
DigitalGlobe, Inc. (I)	3,281	129,928
Ducommun, Inc. (I)	1,656	41,963
Engility Holdings, Inc. (I)	432	13,759
Esterline Technologies Corp. (I)	4,702	413,870
Innovative Solutions & Support, Inc.	975	7,508
Kratos Defense & Security Solutions, Inc. (I)	3,577	23,930
LMI Aerospace, Inc. (I)	2,716	34,466
Orbital Sciences Corp. (I)	6,320	148,394
SIFCO Industries, Inc.	400	9,844
Sparton Corp. (I)	2,225	57,316
Sypris Solutions, Inc.	819	2,293
Triumph Group, Inc.	12,324	911,237

		2,484,946
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (I)	9,088	70,705
Atlas Air Worldwide Holdings, Inc. (I)	4,477	171,917
Hub Group, Inc., Class A (I)	1,600	60,208
Pacer International, Inc. (I)	5,413	49,150
UTi Worldwide, Inc.	2,767	43,746
XPO Logistics, Inc. (I)(L)	1,332	30,583

		426,309
Airlines - 0.3%
Hawaiian Holdings, Inc. (I)(L)	10,259	93,562
JetBlue Airways Corp. (I)(L)	39,044	347,101
Republic Airways Holdings, Inc. (I)	6,356	71,569
SkyWest, Inc.	6,640	112,216

		624,448
Building Products - 1.5%
Apogee Enterprises, Inc.	10,561	378,295
Gibraltar Industries, Inc. (I)	4,938	87,403
Griffon Corp.	12,674	162,988
Insteel Industries, Inc.	3,280	65,174
Owens Corning, Inc. (I)	12,149	475,755
PGT, Inc. (I)	6,113	61,130
Quanex Building Products Corp.	3,300	58,872
Simpson Manufacturing Company, Inc. (L)	3,200	116,160
Trex Company, Inc. (I)	18,911	1,368,967
Universal Forest Products, Inc. (L)	3,700	192,289

		2,967,033
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	6,805	189,247
ACCO Brands Corp. (I)	1,411	8,494
Acme United Corp.	300	4,419
Acorn Energy, Inc.	767	2,930
AMREP Corp. (I)	120	840
ARC Document Solutions, Inc. (I)	6,377	54,906
Casella Waste Systems, Inc., Class A (I)	1,252	7,474
CECO Environmental Corp.	301	4,795
Consolidated Graphics, Inc. (I)	1,103	71,044
Courier Corp.	1,247	23,344
EnerNOC, Inc. (I)	1,705	29,241
Ennis, Inc.	4,732	87,731
Fuel Tech, Inc. (I)	2,200	15,862
G&K Services, Inc., Class A	2,091	125,920
Interface, Inc.	54,984	1,102,429
Intersections, Inc.	1,826	14,133
Kimball International, Inc., Class B	4,815	71,695
McGrath RentCorp.	2,470	96,058

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Metalico, Inc. (I)	6,103	$10,741
Mobile Mini, Inc. (I)	8,178	330,391
Multi-Color Corp.	1,848	70,058
NL Industries, Inc.	3,500	40,845
Quad/Graphics, Inc. (L)	615	16,021
Schawk, Inc.	3,135	46,962
Team, Inc. (I)	22,865	935,636
Tetra Tech, Inc. (I)	2,902	82,968
UniFirst Corp.	1,824	186,486
United Stationers, Inc.	3,084	138,718
Versar, Inc. (I)	2,653	12,920
Viad Corp.	4,281	115,587
Virco Manufacturing Corp. (I)	700	1,442
Waste Connections, Inc.	23,764	1,044,190

		4,943,527
Construction & Engineering - 1.5%
AECOM Technology Corp. (I)	4,165	121,035
Aegion Corp. (I)	4,700	102,319
Argan, Inc.	207	4,854
Comfort Systems USA, Inc.	3,590	73,595
Dycom Industries, Inc. (I)	4,276	121,011
Foster Wheeler AG (I)	36,458	1,105,771
Furmanite Corp. (I)	2,345	26,499
Granite Construction, Inc.	5,358	167,438
Great Lakes Dredge & Dock Corp. (I)(L)	13,165	117,300
Integrated Electrical Services, Inc. (I)	427	1,947
Layne Christensen Company (I)(L)	3,684	61,339
MYR Group, Inc. (I)	1,600	40,656
Northwest Pipe Company (I)	1,838	71,645
Orion Marine Group, Inc. (I)	67	795
Pike Electric Corp. (I)	6,752	70,964
Quanta Services, Inc. (I)	8,305	245,911
Sterling Construction Company, Inc. (I)	1,987	24,182
Tutor Perini Corp. (I)(L)	6,145	150,491
URS Corp.	7,479	388,684

		2,896,436
Electrical Equipment - 1.4%
Allied Motion Technologies, Inc.	124	1,490
American Superconductor Corp. (I)(L)	923	1,504
Brady Corp., Class A	3,912	122,563
Encore Wire Corp.	4,977	249,945
EnerSys, Inc.	25,615	1,827,630
General Cable Corp. (L)	6,443	187,749
Global Power Equipment Group, Inc.	468	9,140
GrafTech International, Ltd. (I)(L)	7,641	88,024
II-VI, Inc. (I)	640	10,464
LSI Industries, Inc.	3,751	32,596
Ocean Power Technologies, Inc. (I)	1,713	3,306
Orion Energy Systems, Inc. (I)	2,343	14,550
Powell Industries, Inc.	1,041	71,402
PowerSecure International, Inc. (I)	2,424	42,590
Preformed Line Products Company	162	11,413
SL Industries, Inc.	300	9,150
Ultralife Corp. (I)	4,215	14,289

		2,697,805
Machinery - 3.4%
AGCO Corp.	4,243	247,282
Alamo Group, Inc.	2,190	128,575
Albany International Corp., Class A	4,013	147,518
Altra Holdings, Inc.	3,209	97,489
American Railcar Industries, Inc.	3,956	171,690

115

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Ampco-Pittsburgh Corp.	1,873	$34,351
Astec Industries, Inc.	2,885	105,591
Barnes Group, Inc.	8,981	327,807
Briggs & Stratton Corp.	6,217	125,708
CIRCOR International, Inc.	432	34,271
Columbus McKinnon Corp. (I)	2,364	65,483
Douglas Dynamics, Inc.	2,248	35,833
Dynamic Materials Corp.	1,001	22,432
Energy Recovery, Inc. (I)	3,586	17,751
EnPro Industries, Inc. (I)(L)	2,654	150,216
ESCO Technologies, Inc.	2,184	74,387
Federal Signal Corp. (I)	10,549	164,881
Flow International Corp. (I)	4,349	17,483
FreightCar America, Inc.	2,000	46,560
Gencor Industries, Inc. (I)	604	5,527
Greenbrier Companies, Inc. (I)	4,947	154,594
Hardinge, Inc.	3,300	51,117
Hurco Companies, Inc.	1,523	40,329
Hyster-Yale Materials Handling, Inc.	1,000	83,360
Key Technology, Inc. (I)	105	1,502
LB Foster Company, Class A	667	31,262
Lydall, Inc. (I)	2,591	46,198
MFRI, Inc. (I)	780	10,124
Miller Industries, Inc.	2,259	42,966
Mueller Water Products, Inc., Class A	4,299	37,014
NN, Inc.	3,619	72,199
Oshkosh Corp.	2,038	99,353
Standex International Corp.	1,398	82,370
Tecumseh Products Company, Class A (I)	100	873
The Eastern Company	366	6,335
Trimas Corp. (I)	28,284	1,034,629
Trinity Industries, Inc.	13,800	716,358
Valmont Industries, Inc.	5,971	864,063
Watts Water Technologies, Inc., Class A	21,791	1,310,075

		6,705,556
Marine - 0.1%
Baltic Trading, Ltd.	2,200	11,132
Eagle Bulk Shipping, Inc. (I)(L)	2,566	10,264
Genco Shipping & Trading, Ltd. (I)(L)	3,690	9,815
International Shipholding Corp.	569	16,108
Matson, Inc.	3,567	89,282

		136,601
Professional Services - 0.7%
Barrett Business Services, Inc.	1,032	87,225
CBIZ, Inc. (I)(L)	6,213	55,668
CDI Corp.	3,498	54,884
CRA International, Inc. (I)	1,820	33,615
Franklin Covey Company (I)	3,206	65,242
FTI Consulting, Inc. (I)	2,629	118,068
GP Strategies Corp. (I)	2,590	77,260
Heidrick & Struggles International, Inc.	2,646	48,263
Hill International, Inc. (I)	4,471	16,230
Hudson Global, Inc. (I)	3,400	11,628
Huron Consulting Group, Inc. (I)	878	52,188
ICF International, Inc. (I)	3,295	119,213
Kelly Services, Inc., Class A	6,524	151,618
Korn/Ferry International (I)	3,605	83,492
ManpowerGroup, Inc.	1,545	123,492
Navigant Consulting Company (I)	2,981	58,428
On Assignment, Inc. (I)	4,719	160,588
RCM Technologies, Inc. (I)	100	646
Resources Connection, Inc.	3,010	42,802

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
The Dolan Company (I)	6,694	$4,686
Volt Information Sciences, Inc. (I)	4,968	48,438
VSE Corp.	212	10,859

		1,424,533
Road & Rail - 2.3%
Amerco, Inc. (I)	1,050	243,317
Arkansas Best Corp.	3,920	127,557
Avis Budget Group, Inc. (I)	15,595	574,832
Celadon Group, Inc.	47,752	994,674
Covenant Transport, Inc. (I)	1,250	10,275
Landstar System, Inc.	11,120	624,166
Marten Transport, Ltd.	6,033	117,221
Old Dominion Freight Line, Inc. (I)	23,432	1,207,451
P.A.M. Transportation Services, Inc. (I)	2,022	37,629
Patriot Transportation Holding, Inc. (I)	67	2,865
Roadrunner Transportation Systems, Inc. (I)	903	24,724
Ryder Systems, Inc.	7,200	502,848
Saia, Inc. (I)	4,755	165,141
Universal Truckload Services, Inc.	185	5,326
USA Truck, Inc. (I)	1,624	22,947
Werner Enterprises, Inc. (L)	926	22,289

		4,683,262
Trading Companies & Distributors - 1.6%
Aceto Corp.	4,311	92,816
Aircastle, Ltd.	9,044	169,304
Beacon Roofing Supply, Inc. (I)(L)	24,974	928,533
CAI International, Inc. (I)	4,100	94,300
GATX Corp.	9,384	470,795
H&E Equipment Services, Inc. (I)	2,860	81,596
Houston Wire & Cable Company	3,139	42,377
Kaman Corp.	343	13,672
Lawson Products, Inc. (I)	1,776	22,680
MRC Global, Inc. (I)	27,495	841,072
Rush Enterprises, Inc., Class A (I)	2,066	60,389
Rush Enterprises, Inc., Class B (I)	7,405	184,385
TAL International Group, Inc. (I)(L)	4,188	228,832
Titan Machinery, Inc. (I)(L)	2,247	40,019
Willis Lease Finance Corp. (I)	281	5,125

		3,275,895

		33,266,351
Information Technology - 15.1%
Communications Equipment - 1.7%
ADTRAN, Inc.	265	6,805
Anaren, Inc. (I)	1,912	53,326
ARRIS Group, Inc. (I)	67,447	1,384,012
Aviat Networks, Inc. (I)	8,458	21,399
Aware, Inc. (I)	3,300	19,536
Bel Fuse, Inc., Class B	2,040	46,369
Black Box Corp.	2,323	65,067
Brocade Communications Systems, Inc. (I)	22,156	194,751
Calix, Inc. (I)	3,061	31,345
Communications Systems, Inc.	1,201	13,884
Comtech Telecommunications Corp.	2,593	83,339
Digi International, Inc. (I)	4,754	54,671
EchoStar Corp., Class A (I)	4,314	215,916
Emulex Corp. (I)	11,777	87,856
Extreme Networks, Inc. (I)	7,190	49,971
Globecomm Systems, Inc. (I)	5,280	74,501
Harmonic, Inc. (I)	11,465	88,281
JDS Uniphase Corp. (I)	52,445	636,682
KVH Industries, Inc. (I)	2,148	30,373

116

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Oclaro, Inc. (I)(L)	4,713	$10,651
Oplink Communications, Inc. (I)	1,681	27,266
Optical Cable Corp.	100	388
Performance Technologies, Inc. (I)	1,302	3,776
Polycom, Inc. (I)	4,442	47,752
Relm Wireless Corp. (I)	877	2,955
ShoreTel, Inc. (I)	2,561	20,693
Sonus Networks, Inc. (I)	4,900	14,259
Tellabs, Inc.	8,292	20,315
Tessco Technologies, Inc.	1,768	69,677
UTStarcom Holdings Corp. (I)	1,426	3,893
Westell Technologies, Inc., Class A (I)	7,150	29,816

		3,409,525
Computers & Peripherals - 1.0%
Avid Technology, Inc. (I)	5,478	48,480
Concurrent Computer Corp.	526	3,971
Cray, Inc. (I)	51,838	1,234,263
Dot Hill Systems Corp. (I)	1,000	2,560
Electronics for Imaging, Inc. (I)	7,309	289,436
Hutchinson Technology, Inc. (I)	3,000	9,150
Imation Corp. (I)	7,779	33,994
Interphase Corp. (I)	286	1,276
Intevac, Inc. (I)	3,303	21,866
Lexmark International, Inc., Class A (L)	5,606	198,284
Novatel Wireless, Inc. (I)	6,924	14,956
QLogic Corp. (I)	2,153	26,719
Qumu Corp. (I)	1,900	24,415
Super Micro Computer, Inc. (I)	1,667	26,472
Xyratex, Ltd.	1,639	16,914

		1,952,756
Electronic Equipment, Instruments & Components - 3.7%
ADDvantage Technologies Group, Inc. (I)	471	1,225
Aeroflex Holding Corp. (I)	2,965	20,014
Agilysys, Inc. (I)	1,591	20,794
Arrow Electronics, Inc. (I)	13,183	676,815
Avnet, Inc.	13,498	538,570
AVX Corp.	11,811	162,047
Belden, Inc.	16,860	1,180,537
Benchmark Electronics, Inc. (I)	4,167	95,758
Checkpoint Systems, Inc. (I)	4,538	65,529
Coherent, Inc. (I)	1,341	92,583
CTS Corp.	4,190	76,174
Daktronics, Inc.	3,426	52,418
Electro Rent Corp.	4,395	93,701
Electro Scientific Industries, Inc.	2,403	24,727
Fabrinet (I)	607	12,019
FEI Company	8,524	776,110
GSI Group, Inc. (I)	1,206	13,242
ID Systems, Inc. (I)	1,161	7,221
Identive Group, Inc. (I)	1,058	667
IEC Electronics Corp. (I)	558	2,427
Ingram Micro, Inc., Class A (I)	6,458	151,376
Insight Enterprises, Inc. (I)	5,138	123,672
IntriCon Corp. (I)	80	321
Itron, Inc. (I)	741	31,381
KEMET Corp. (I)	5,859	35,154
Key Tronic Corp. (I)	1,300	13,676
Measurement Specialties, Inc. (I)	971	53,735
Mercury Computer Systems, Inc. (I)	2,241	24,517
Methode Electronics, Inc.	5,941	171,873
Multi-Fineline Electronix, Inc. (I)	3,338	47,133
NAPCO Security Technologies, Inc. (I)	868	5,633

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Newport Corp. (I)	5,333	$91,461
PAR Technology Corp. (I)	1,700	9,418
Park Electrochemical Corp.	1,480	43,971
PC Connection, Inc.	4,089	88,854
PC Mall, Inc. (I)	2,932	27,854
Perceptron, Inc.	1,146	11,483
Planar Systems, Inc. (I)	1,700	4,165
Plexus Corp. (I)	849	34,274
Radisys Corp. (I)	3,312	7,419
Richardson Electronics, Ltd.	1,362	15,295
Rofin-Sinar Technologies, Inc. (I)	1,000	25,830
Rogers Corp. (I)	1,608	100,998
Sanmina Corp. (I)	75,583	1,170,025
ScanSource, Inc. (I)	1,905	79,991
SMTC Corp. (I)	363	835
SYNNEX Corp. (I)	5,765	381,412
Tech Data Corp. (I)	4,799	248,780
TTM Technologies, Inc. (I)	10,402	100,899
Viasystems Group, Inc. (I)	2,572	38,194
Vicon Industries, Inc. (I)	102	306
Vishay Intertechnology, Inc. (I)(L)	19,790	255,885
Vishay Precision Group, Inc. (I)	1,509	25,653
Zygo Corp. (I)(L)	2,217	34,962

		7,369,013
Internet Software & Services - 1.0%
AOL, Inc. (I)	3,987	177,740
Bankrate, Inc. (I)	3,774	70,725
Blucora, Inc. (I)	7,765	225,806
Constant Contact, Inc. (I)	110	3,011
Dealertrack Technologies, Inc. (I)	862	36,032
Digital River, Inc. (I)	2,732	48,821
EarthLink, Inc.	12,905	70,332
Internap Network Services Corp. (I)	8,481	65,219
IntraLinks Holdings, Inc. (I)	1,345	14,674
Limelight Networks, Inc. (I)	1,035	2,122
Marchex, Inc., Class B	3,061	28,712
Monster Worldwide, Inc. (I)	4,505	25,363
Perficient, Inc. (I)	2,874	62,308
RealNetworks, Inc. (I)	4,503	35,078
Reis, Inc. (I)	300	5,361
support.com, Inc. (I)	4,301	17,204
TheStreet.com, Inc. (I)	6,959	15,310
Trulia, Inc. (I)	77	2,644
United Online, Inc.	2,373	37,569
ValueClick, Inc. (I)(L)	43,582	932,655
XO Group, Inc. (I)	3,587	56,208

		1,932,894
IT Services - 1.6%
Acxiom Corp. (I)	7,534	250,732
CACI International, Inc., Class A (I)(L)	4,232	303,731
CIBER, Inc. (I)	13,088	51,828
Convergys Corp. (L)	10,572	216,937
CSG Systems International, Inc.	1,093	31,555
Dynamics Research Corp. (I)	2,094	15,161
Euronet Worldwide, Inc. (I)	677	32,801
Jack Henry & Associates, Inc.	18,886	1,072,158
ManTech International Corp., Class A (L)	3,611	103,888
MAXIMUS, Inc.	21,740	989,170
ModusLink Global Solutions, Inc. (I)	9,124	35,492
StarTek, Inc. (I)	2,139	13,690
Sykes Enterprises, Inc. (I)	2,752	60,929

117

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
The Hackett Group, Inc.	9,407	$58,794
VeriFone Systems, Inc. (I)	950	24,330

		3,261,196
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (I)	3,654	87,038
Alpha & Omega Semiconductor, Ltd. (I)	999	7,742
Amkor Technology, Inc. (I)(L)	7,144	42,864
Amtech Systems, Inc. (I)	1,027	7,846
ANADIGICS, Inc. (I)	8,400	16,128
ATMI, Inc. (I)	6,478	198,227
Axcelis Technologies, Inc. (I)	3,500	7,805
AXT, Inc. (I)	3,200	7,552
Brooks Automation, Inc.	6,288	66,464
BTU International, Inc. (I)	682	1,889
Cascade Microtech, Inc. (I)	1,613	16,807
Cohu, Inc.	4,766	47,231
Cree, Inc. (I)	477	26,617
Diodes, Inc. (I)	918	18,755
DSP Group, Inc. (I)	4,257	37,632
Entropic Communications, Inc. (I)	2,167	10,748
Exar Corp. (I)	6,953	85,174
Fairchild Semiconductor International, Inc. (I)	69,131	880,038
First Solar, Inc. (I)	4,344	259,858
FormFactor, Inc. (I)	6,280	34,038
GSI Technology, Inc. (I)	3,600	24,912
Hittite Microwave Corp. (I)	12,977	820,536
Ikanos Communications, Inc. (I)	1,900	2,584
Integrated Device Technology, Inc. (I)	24,164	239,707
Integrated Silicon Solution, Inc. (I)	4,650	55,056
International Rectifier Corp. (I)	10,474	250,748
Intersil Corp., Class A	11,073	116,488
IXYS Corp.	3,730	45,916
Kopin Corp. (I)	5,489	22,395
Kulicke & Soffa Industries, Inc. (I)	5,373	67,807
Lattice Semiconductor Corp. (I)	12,328	68,667
LTX-Credence Corp. (I)	5,519	39,847
Magnachip Semiconductor Corp. (I)	145	2,944
Marvell Technology Group, Ltd.	33,063	470,486
Mattson Technology, Inc. (I)	1,600	4,288
MKS Instruments, Inc.	7,441	221,519
Nanometrics, Inc. (I)	879	16,596
NeoPhotonics Corp. (I)	1,108	6,559
OmniVision Technologies, Inc. (I)(L)	5,547	88,918
Pericom Semiconductor Corp. (I)	5,042	48,101
Photronics, Inc. (I)(L)	13,324	115,119
PMC-Sierra, Inc. (I)	12,080	72,480
Power Integrations, Inc.	8,525	455,747
RF Micro Devices, Inc. (I)	1,793	9,467
Rudolph Technologies, Inc. (I)	4,412	49,635
Semtech Corp. (I)	27,840	827,405
Sigma Designs, Inc. (I)	4,474	25,099
Spansion, Inc., Class A (I)	2,249	27,865
SunEdison, Inc. (I)	9,085	115,470
SunPower Corp. (I)(L)	11,167	338,807
Supertex, Inc.	1,800	46,710
Tessera Technologies, Inc.	5,394	107,880
TriQuint Semiconductor, Inc. (I)	13,646	107,530
Ultra Clean Holdings (I)	429	4,273
Veeco Instruments, Inc. (I)	23,264	749,566

		7,527,580
Software - 2.3%
Accelrys, Inc. (I)	5,260	51,180

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Actuate Corp. (I)	50,045	$393,354
AsiaInfo-Linkage, Inc. (I)	1,321	15,416
Cadence Design Systems, Inc. (I)(L)	62,369	826,389
EPIQ Systems, Inc.	4,064	67,991
ePlus, Inc. (I)	1,505	81,300
GSE Systems, Inc. (I)	2,016	3,246
Informatica Corp. (I)	22,889	888,322
Mentor Graphics Corp.	3,600	81,090
MicroStrategy, Inc., Class A (I)	5,269	681,440
Progress Software Corp. (I)(L)	1,038	27,341
Rosetta Stone, Inc. (I)	916	10,534
Rovi Corp. (I)	2,576	47,398
Seachange International, Inc. (I)(L)	4,794	71,143
Smith Micro Software, Inc. (I)	3,270	4,611
SS&C Technologies Holdings, Inc. (I)	30,681	1,322,658
TeleCommunication Systems, Inc., Class A (I)	7,193	16,616
Telenav, Inc. (I)	366	2,577
Zynga, Inc., Class A (I)	2,925	12,724

		4,605,330

		30,058,294
Materials - 6.1%
Chemicals - 1.9%
A. Schulman, Inc.	3,906	133,585
American Pacific Corp. (I)	1,717	70,998
Axiall Corp.	7,244	328,153
Cabot Corp.	1,500	73,200
Chase Corp.	1,432	45,624
Chemtura Corp. (I)	5,048	133,267
Ferro Corp. (I)	3,432	47,808
FMC Corp.	13,206	962,189
FutureFuel Corp.	1,723	28,809
Intrepid Potash, Inc. (I)(L)	384	5,933
KMG Chemicals, Inc.	709	12,890
Kraton Performance Polymers, Inc. (I)	264	6,149
Landec Corp. (I)	4,944	58,043
Minerals Technologies, Inc.	20,661	1,227,263
Olin Corp. (L)	6,768	168,049
OM Group, Inc. (I)	5,098	167,928
OMNOVA Solutions, Inc. (I)	2,908	25,474
Penford Corp. (I)	2,346	28,832
PolyOne Corp.	2,070	67,192
Sensient Technologies Corp.	295	14,496
Zoltek Companies, Inc. (I)(L)	6,505	108,829

		3,714,711
Construction Materials - 0.6%
Eagle Materials, Inc.	12,710	991,380
Headwaters, Inc. (I)	3,529	34,090
Texas Industries, Inc. (I)(L)	1,790	104,035
United States Lime & Minerals, Inc. (I)	169	9,753

		1,139,258
Containers & Packaging - 1.0%
Graphic Packaging Holding Company (I)	140,726	1,263,719
MeadWestvaco Corp.	9,322	327,295
Myers Industries, Inc.	5,702	115,408
Rock-Tenn Company, Class A	3,138	296,290

		2,002,712
Metals & Mining - 1.6%
A. M. Castle & Company (I)	3,851	53,875
Century Aluminum Company (I)	11,480	103,320
Cliffs Natural Resources, Inc. (L)	6,208	155,262

118

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Coeur d’Alene Mines Corp. (I)	10,706	$117,980
Commercial Metals Company	2,047	39,753
Friedman Industries, Inc.	1,405	11,971
General Moly, Inc. (I)	45	54
Haynes International, Inc.	17,268	936,271
Hecla Mining Company (L)	2,428	7,163
Horsehead Holding Corp. (I)(L)	9,941	148,817
Kaiser Aluminum Corp.	3,426	230,638
Materion Corp.	2,527	72,677
McEwen Mining, Inc. (I)(L)	2,908	5,903
Noranda Aluminum Holding Corp.	2,332	6,553
Olympic Steel, Inc.	2,178	61,136
Reliance Steel & Aluminum Company	7,959	585,225
RTI International Metals, Inc. (I)(L)	5,200	181,324
Schnitzer Steel Industries, Inc., Class A (L)	1,338	40,990
Steel Dynamics, Inc.	12,087	220,225
Stillwater Mining Company (I)(L)	5,938	66,684
SunCoke Energy, Inc. (I)	1,387	31,443
Synalloy Corp.	380	6,122
United States Steel Corp. (L)	4,850	130,029
Universal Stainless & Alloy (I)	1,778	64,630

		3,278,045
Paper & Forest Products - 1.0%
Clearwater Paper Corp. (I)	1,598	84,614
Domtar Corp.	5,000	427,550
KapStone Paper and Packaging Corp.	3,381	180,140
Louisiana-Pacific Corp. (I)	16,381	268,648
Mercer International, Inc. (I)	6,255	59,423
Neenah Paper, Inc.	159	6,676
P.H. Glatfelter Company	5,514	154,337
Schweitzer-Mauduit International, Inc.	15,786	814,715

		1,996,103

		12,130,829
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc.	381	21,363
Cbeyond, Inc. (I)	1,183	6,566
Frontier Communications Corp. (L)	32,861	153,789
General Communication, Inc., Class A (I)	4,737	47,133
Hawaiian Telcom Holdco, Inc. (I)	53	1,607
HickoryTech Corp.	57	780
Inteliquent, Inc.	3,011	34,897
Iridium Communications, Inc. (I)(L)	10,611	65,258
ORBCOMM, Inc. (I)	8,038	49,996
Premiere Global Services, Inc. (I)	7,824	72,998
PTGi Holding, Inc.	298	808
Vonage Holdings Corp. (I)	1,802	5,965

		461,160
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)	3,505	58,218
Shenandoah Telecommunications Company	411	10,267
T-Mobile US, Inc. (I)	850	22,109
Telephone & Data Systems, Inc.	11,252	312,918
United States Cellular Corp.	4,446	197,269
USA Mobility, Inc.	3,600	52,884

		653,665

		1,114,825

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 0.6%
Gas Utilities - 0.5%
UGI Corp.	27,039	$1,088,590
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (I)(L)	2,495	53,418
Genie Energy, Ltd., B Shares (I)	1,746	29,333
Ormat Technologies, Inc. (L)	2,376	59,590

		142,341
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	1,250	15,713
SJW Corp. (L)	656	18,014

		33,727

		1,264,658

TOTAL COMMON STOCKS (Cost $123,205,711)		$197,950,477

RIGHTS - 0.0%
Peapack Gladstone Financial Corp. (N)	607	220

TOTAL RIGHTS (Cost $0)		$220

WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources Corp. (I)(N)	208	301

TOTAL WARRANTS (Cost $0)		$301

SECURITIES LENDING COLLATERAL - 8.4%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	1,675,306	16,766,627

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,760,523)		$16,766,627

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
State Street Institutional Liquid Reserves
Fund, 0.0719% (Y)	2,284,070	2,284,070

TOTAL SHORT-TERM INVESTMENTS (Cost $2,284,070)		$2,284,070

Total Investments (Small Cap Opportunities Fund)
(Cost $142,250,304) - 109.0%		$217,001,695
Other assets and liabilities, net - (9.0%)		(17,988,855)

TOTAL NET ASSETS - 100.0%		$199,012,840

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.5%
Consumer Discretionary - 13.5%
Diversified Consumer Services - 1.7%
Matthews International Corp., Class A	71,000	$2,994,780
Hotels, Restaurants & Leisure - 2.5%
CEC Entertainment, Inc.	79,300	3,802,435
Choice Hotels International, Inc.	16,790	784,261

		4,586,696
Household Durables - 2.2%
Helen of Troy, Ltd. (I)	81,500	3,969,865

119

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 1.6%
Fred’s, Inc., Class A	163,400	$2,836,624
Specialty Retail - 5.5%
Ascena Retail Group, Inc. (I)	170,800	3,638,040
Stage Stores, Inc. (L)	105,500	2,216,555
The Cato Corp., Class A	117,970	4,015,699

		9,870,294

		24,258,259
Consumer Staples - 2.4%
Food & Staples Retailing - 1.5%
Casey’s General Stores, Inc.	36,300	2,701,446
Food Products - 0.9%
Post Holdings, Inc. (I)	32,100	1,625,865

		4,327,311
Energy - 5.7%
Energy Equipment & Services - 2.5%
Era Group, Inc. (I)	60,748	1,982,207
SEACOR Holdings, Inc. (L)	27,448	2,554,036

		4,536,243
Oil, Gas & Consumable Fuels - 3.2%
Diamondback Energy, Inc. (I)	33,625	1,672,508
Scorpio Tankers, Inc.	354,400	4,068,512

		5,741,020

		10,277,263
Financials - 21.5%
Capital Markets - 0.3%
Solar Capital, Ltd.	24,700	571,805
Commercial Banks - 11.1%
First Busey Corp.	243,202	1,459,212
First Midwest Bancorp, Inc.	162,500	2,983,500
First Niagara Financial Group, Inc.	176,280	1,963,759
Flushing Financial Corp.	82,068	1,773,489
Hancock Holding Company	48,500	1,707,200
International Bancshares Corp.	127,200	3,318,648
MB Financial, Inc.	71,300	2,325,093
Webster Financial Corp.	114,600	3,378,408
WestAmerica Bancorp. (L)	17,700	980,226

		19,889,535
Insurance - 4.7%
AMERISAFE, Inc.	38,600	1,693,768
Assured Guaranty, Ltd.	82,800	1,944,144
Platinum Underwriters Holdings, Ltd.	28,900	1,832,260
Primerica, Inc.	69,900	3,007,797

		8,477,969
Real Estate Investment Trusts - 3.6%
Campus Crest Communities, Inc.	180,129	1,792,284
DiamondRock Hospitality Company	142,412	1,627,769
Education Realty Trust, Inc.	171,700	1,493,790
Summit Hotel Properties, Inc.	164,900	1,497,292

		6,411,135
Thrifts & Mortgage Finance - 1.8%
Northwest Bancshares, Inc. (L)	213,700	3,192,678

		38,543,122
Health Care - 11.1%
Health Care Equipment & Supplies - 2.9%
Haemonetics Corp. (I)	9,030	381,608

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
ICU Medical, Inc. (I)	41,000	$2,693,085
STERIS Corp.	46,100	2,127,054

		5,201,747
Health Care Providers & Services - 3.2%
Amsurg Corp. (I)	83,600	4,039,552
Corvel Corp. (I)	35,700	1,652,553

		5,692,105
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (I)	130,500	1,949,670
Life Sciences Tools & Services - 3.9%
Charles River
Laboratories International, Inc. (I)	91,000	4,747,470
ICON PLC (I)	59,900	2,284,586

		7,032,056

		19,875,578
Industrials - 17.8%
Aerospace & Defense - 1.5%
Cubic Corp.	46,800	2,622,672
Air Freight & Logistics - 2.2%
Atlas Air Worldwide Holdings, Inc. (I)	57,800	2,219,520
UTi Worldwide, Inc.	106,000	1,675,860

		3,895,380
Commercial Services & Supplies - 6.8%
ACCO Brands Corp. (I)(L)	295,850	1,781,017
G&K Services, Inc., Class A	66,550	4,007,641
SP Plus Corp. (I)	96,798	2,365,742
United Stationers, Inc.	88,860	3,996,923

		12,151,323
Machinery - 5.6%
Albany International Corp., Class A	97,500	3,584,100
ESCO Technologies, Inc.	66,000	2,247,960
Mueller Industries, Inc.	70,400	4,300,032

		10,132,092
Trading Companies & Distributors - 1.7%
GATX Corp.	60,600	3,040,302

		31,841,769
Information Technology - 13.4%
Computers & Peripherals - 1.6%
Diebold, Inc.	82,800	2,825,964
Electronic Equipment, Instruments & Components - 6.8%
Belden, Inc.	87,310	6,113,446
Coherent, Inc. (I)	27,400	1,891,696
MTS Systems Corp.	22,100	1,541,033
ScanSource, Inc. (I)	61,000	2,561,390

		12,107,565
IT Services - 2.5%
Forrester Research, Inc.	69,800	2,790,604
MAXIMUS, Inc.	39,268	1,786,694

		4,577,298
Office Electronics - 1.3%
Zebra Technologies Corp., Class A (I)	45,500	2,358,720
Semiconductors & Semiconductor Equipment - 0.3%
Micrel, Inc.	49,800	483,558

120

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 0.9%
Verint Systems, Inc. (I)	44,800	$1,698,816

		24,051,921
Materials - 7.0%
Chemicals - 4.9%
Innospec, Inc.	50,700	2,469,597
Koppers Holdings, Inc.	38,800	1,838,344
Sensient Technologies Corp.	38,800	1,906,632
Zep, Inc.	130,400	2,511,504

		8,726,077
Containers & Packaging - 0.9%
Greif, Inc., Class A	28,800	1,582,560
Paper & Forest Products - 1.2%
Deltic Timber Corp.	34,960	2,202,830

		12,511,467
Utilities - 4.1%
Electric Utilities - 0.9%
UNS Energy Corp.	34,700	1,661,436
Gas Utilities - 3.2%
Atmos Energy Corp.	46,800	2,080,260
New Jersey Resources Corp.	17,800	813,282
The Laclede Group, Inc.	29,600	1,364,856
WGL Holdings, Inc.	34,700	1,382,795

		5,641,193

		7,302,629

TOTAL COMMON STOCKS (Cost $108,509,256)		$172,989,319

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	604,647	6,051,363

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,049,908)		$6,051,363

SHORT-TERM INVESTMENTS - 4.0%
Repurchase Agreement - 4.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/29/2013 at 0.090% to
be repurchased at $7,300,055 on
12/02/2013, collateralized by $5,315,179
Government National Mortgage Association,
3.000 - 5.000% due 10/15/2038 - 07/15/2043
(valued at $5,541,250 including interest),
$101,709 Federal National Mortgage
Association, 5.000% due 05/01/2042 (valued
at $111,465 including interest) and
$1,718,726 Federal Home Loan
Mortgage Corp., 3.000 - 6.500% due
10/01/2018 - 05/01/2043 (valued at
$1,793,285 including interest)	$7,300,000	$7,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,300,000)		$7,300,000

Total Investments (Small Cap Value Fund)
(Cost $121,859,164) - 103.9%		$186,340,682
Other assets and liabilities, net - (3.9%)		(7,053,377)

TOTAL NET ASSETS - 100.0%		$179,287,305

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.9%
Consumer Discretionary - 15.0%
Auto Components - 1.9%
Tenneco, Inc. (I)	35,735	$2,051,190
TRW Automotive Holdings Corp. (I)	19,686	1,527,634

		3,578,824
Distributors - 1.0%
Pool Corp.	31,480	1,764,139
Hotels, Restaurants & Leisure - 4.3%
Choice Hotels International, Inc.	22,005	1,027,854
Domino’s Pizza, Inc.	29,307	2,025,993
Jack in the Box, Inc. (I)	38,475	1,821,791
Life Time Fitness, Inc. (I)	26,246	1,273,193
Penn National Gaming, Inc. (I)	32,851	474,368
The Cheesecake Factory, Inc.	29,755	1,450,556

		8,073,755
Household Durables - 0.6%
Ethan Allen Interiors, Inc.	37,047	1,144,752
Internet & Catalog Retail - 0.8%
HomeAway, Inc. (I)	42,816	1,562,784
Leisure Equipment & Products - 0.8%
Brunswick Corp.	31,375	1,433,838
Media - 0.8%
Sinclair Broadcast Group, Inc., Class A	47,063	1,544,608
Specialty Retail - 4.0%
DSW, Inc., Class A	40,704	1,824,760
Group 1 Automotive, Inc.	19,545	1,337,855
Monro Muffler Brake, Inc.	25,550	1,355,683
Tractor Supply Company	26,360	1,929,816
Vitamin Shoppe, Inc. (I)	18,507	1,004,375

		7,452,489
Textiles, Apparel & Luxury Goods - 0.8%
Steven Madden, Ltd. (I)	37,462	1,459,520

		28,014,709
Consumer Staples - 1.5%
Food Products - 1.5%
B&G Foods, Inc.	36,664	1,269,674
Lancaster Colony Corp.	17,960	1,556,414

		2,826,088

		2,826,088
Energy - 6.2%
Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc. (I)	22,512	1,183,231
Dresser-Rand Group, Inc. (I)	21,478	1,212,218
Dril-Quip, Inc. (I)	16,289	1,768,334
Patterson-UTI Energy, Inc.	58,298	1,358,926

		5,522,709
Oil, Gas & Consumable Fuels - 3.2%
Berry Petroleum Company, Class A	17,144	862,686
Energen Corp.	21,115	1,523,870
Oasis Petroleum, Inc. (I)	37,788	1,743,160
Resolute Energy Corp. (I)	73,542	662,613
Ultra Petroleum Corp. (I)(L)	60,004	1,228,282

		6,020,611

		11,543,320

121

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 10.3%
Capital Markets - 3.6%
Affiliated Managers Group, Inc. (I)	10,511	$2,104,828
Greenhill & Company, Inc.	19,792	1,082,820
SEI Investments Company	47,632	1,599,483
Stifel Financial Corp. (I)(L)	42,870	1,919,290

		6,706,421
Commercial Banks - 3.6%
East West Bancorp, Inc.	47,743	1,636,630
Prosperity Bancshares, Inc.	24,604	1,577,855
SVB Financial Group (I)	18,080	1,830,419
UMB Financial Corp.	25,529	1,636,919

		6,681,823
Insurance - 1.4%
American Equity Investment Life
Holding Company	63,998	1,517,393
Brown & Brown, Inc.	37,465	1,184,643

		2,702,036
Real Estate Investment Trusts - 1.7%
Corrections Corp. of America	47,269	1,576,421
Gaming and Leisure Properties, Inc. (I)	32,796	1,512,552
Mid-America Apartment Communities, Inc.	1,337	80,541

		3,169,514

		19,259,794
Health Care - 18.3%
Biotechnology - 4.4%
Acorda Therapeutics, Inc. (I)	25,022	871,016
BioMarin Pharmaceutical, Inc. (I)	20,669	1,454,684
Incyte Corp. (I)	55,989	2,609,087
Seattle Genetics, Inc. (I)	32,381	1,330,535
United Therapeutics Corp. (I)	20,987	1,937,310

		8,202,632
Health Care Equipment & Supplies - 4.5%
Insulet Corp. (I)	35,284	1,306,214
Masimo Corp. (I)	39,164	1,121,265
Meridian Bioscience, Inc. (L)	32,701	803,791
NuVasive, Inc. (I)	43,196	1,436,267
Sirona Dental Systems, Inc. (I)	15,736	1,082,322
STERIS Corp.	32,255	1,488,246
Thoratec Corp. (I)	32,212	1,268,186

		8,506,291
Health Care Providers & Services - 4.9%
Centene Corp. (I)	29,572	1,766,336
Chemed Corp. (L)	18,966	1,478,020
Health Management
Associates, Inc., Class A (I)	94,873	1,241,888
HealthSouth Corp.	42,756	1,530,237
MEDNAX, Inc. (I)	13,621	1,509,207
VCA Antech, Inc. (I)	51,538	1,543,563

		9,069,251
Health Care Technology - 0.4%
HMS Holdings Corp. (I)	29,515	676,189
Veeva Systems, Inc., Class A (I)	390	15,791

		691,980
Life Sciences Tools & Services - 1.8%
PAREXEL International Corp. (I)	30,281	1,248,183
PerkinElmer, Inc.	32,196	1,224,736

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Techne Corp.	11,589	$991,323

		3,464,242
Pharmaceuticals - 2.3%
Jazz Pharmaceuticals PLC (I)	20,044	2,343,544
Salix Pharmaceuticals, Ltd. (I)	22,133	1,877,100

		4,220,644

		34,155,040
Industrials - 17.2%
Aerospace & Defense - 1.5%
Hexcel Corp. (I)	34,215	1,503,065
TransDigm Group, Inc.	8,098	1,267,499

		2,770,564
Air Freight & Logistics - 1.4%
Forward Air Corp.	29,059	1,255,349
Hub Group, Inc., Class A (I)	33,816	1,272,496

		2,527,845
Building Products - 1.2%
AO Smith Corp.	42,442	2,298,234
Commercial Services & Supplies - 2.5%
Pitney Bowes, Inc.	76,488	1,772,227
Steelcase, Inc., Class A	93,620	1,528,815
Tetra Tech, Inc. (I)	47,115	1,347,018

		4,648,060
Construction & Engineering - 0.7%
MasTec, Inc. (I)	43,246	1,368,736
Electrical Equipment - 1.0%
Acuity Brands, Inc. (L)	17,860	1,831,186
Machinery - 5.4%
Crane Company	22,126	1,378,671
ITT Corp.	44,374	1,811,347
Lincoln Electric Holdings, Inc.	27,715	1,981,068
Lindsay Corp.	16,322	1,246,838
WABCO Holdings, Inc. (I)	17,844	1,580,978
Wabtec Corp.	31,123	2,147,487

		10,146,389
Marine - 0.9%
Kirby Corp. (I)	18,608	1,757,526
Road & Rail - 0.9%
Swift Transportation Company (I)(L)	73,148	1,693,376
Trading Companies & Distributors - 1.7%
Watsco, Inc.	15,923	1,527,971
WESCO International, Inc. (I)(L)	18,476	1,588,566

		3,116,537

		32,158,453
Information Technology - 24.9%
Communications Equipment - 0.8%
ARRIS Group, Inc. (I)	69,112	1,418,178
Computers & Peripherals - 0.7%
Cray, Inc. (I)	57,986	1,380,647
Electronic Equipment, Instruments & Components - 4.1%
Cognex Corp.	51,398	1,693,564
IPG Photonics Corp. (I)(L)	14,475	1,049,727
Littelfuse, Inc.	19,695	1,712,480
National Instruments Corp.	39,467	1,233,738

122

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
SYNNEX Corp. (I)	28,333	$1,874,511

		7,564,020
Internet Software & Services - 4.0%
CoStar Group, Inc. (I)	15,959	2,972,204
Dealertrack Technologies, Inc. (I)	36,059	1,507,266
OpenTable, Inc. (I)(L)	18,313	1,530,417
ValueClick, Inc. (I)	71,459	1,529,223

		7,539,110
IT Services - 1.0%
Alliance Data Systems Corp. (I)(L)	7,309	1,770,678
EPAM Systems, Inc. (I)	5,259	186,537

		1,957,215
Semiconductors & Semiconductor Equipment - 3.6%
Microsemi Corp. (I)	34,672	847,037
MKS Instruments, Inc.	34,362	1,022,957
Power Integrations, Inc.	30,162	1,612,461
Semtech Corp. (I)	38,894	1,155,930
Silicon Laboratories, Inc. (I)	26,505	1,035,020
Teradyne, Inc. (I)	65,968	1,123,435

		6,796,840
Software - 10.7%
ANSYS, Inc. (I)	18,114	1,551,826
Aspen Technology, Inc. (I)	68,147	2,693,851
Cadence Design Systems, Inc. (I)	87,473	1,159,017
CommVault Systems, Inc. (I)	18,247	1,365,788
FireEye, Inc. (I)	3,701	142,007
Informatica Corp. (I)	44,920	1,743,345
Interactive Intelligence Group (I)	26,245	1,706,975
Manhattan Associates, Inc. (I)	30,206	3,632,574
Mentor Graphics Corp.	66,522	1,498,408
MICROS Systems, Inc. (I)	27,584	1,481,812
MicroStrategy, Inc., Class A (I)	8,290	1,072,146
QLIK Technologies, Inc. (I)	39,833	999,012
SolarWinds, Inc. (I)	26,200	876,128

		19,922,889

		46,578,899
Materials - 3.6%
Chemicals - 1.6%
PolyOne Corp.	49,111	1,594,143
Rockwood Holdings, Inc.	19,033	1,302,999

		2,897,142
Construction Materials - 0.6%
Martin Marietta Materials, Inc. (L)	11,931	1,152,057
Containers & Packaging - 0.7%
Berry Plastics Group, Inc. (I)	60,143	1,290,067
Metals & Mining - 0.7%
Carpenter Technology Corp.	21,195	1,277,847

		6,617,113
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp., Class A (I)	25,954	2,210,502
Utilities - 0.7%
Electric Utilities - 0.7%
ITC Holdings Corp.	14,836	1,342,361

TOTAL COMMON STOCKS (Cost $121,525,902)		$184,706,279

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	1,188,818	11,897,807

TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,896,893)		$11,897,807

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
State Street Institutional Liquid Reserves
Fund, 0.0719% (Y)	1,186,775	1,186,775

TOTAL SHORT-TERM INVESTMENTS (Cost $1,186,775)		$1,186,775

Total Investments (Small Company Growth Fund)
(Cost $134,609,570) - 105.9%		$197,790,861
Other assets and liabilities, net - (5.9%)		(11,052,809)

TOTAL NET ASSETS - 100.0%		$186,738,052

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.5%
Consumer Discretionary - 15.0%
Auto Components - 1.8%
Drew Industries, Inc.	102,700	$5,567,365
Modine Manufacturing Company (I)	156,800	2,082,304

		7,649,669
Automobiles - 0.9%
Winnebago Industries, Inc. (I)	130,000	4,024,800
Distributors - 1.1%
Pool Corp.	84,300	4,724,172
Diversified Consumer Services - 1.8%
American Public Education, Inc. (I)	21,000	948,990
Ascent Capital Group, Inc., Class A (I)	35,600	3,060,888
Matthews International Corp., Class A	83,200	3,509,376

		7,519,254
Hotels, Restaurants & Leisure - 1.0%
Orient-Express Hotels, Ltd., Class A (I)	177,800	2,618,994
Red Robin Gourmet Burgers, Inc. (I)	20,100	1,602,171

		4,221,165
Household Durables - 2.2%
CSS Industries, Inc.	67,600	2,105,064
Ethan Allen Interiors, Inc. (L)	59,200	1,829,280
M/I Homes, Inc. (I)	60,900	1,337,973
Meritage Homes Corp. (I)	92,100	4,013,718
Stanley Furniture Company, Inc. (I)	22,490	85,462

		9,371,497
Leisure Equipment & Products - 0.5%
Brunswick Corp.	45,500	2,079,350
Media - 0.6%
Saga Communications, Inc., Class A	51,900	2,678,040
Multiline Retail - 0.3%
Fred’s, Inc., Class A	79,400	1,378,384
Specialty Retail - 3.6%
Aaron’s, Inc.	252,900	7,243,056
Haverty Furniture Companies, Inc.	116,300	3,314,550
MarineMax, Inc. (I)(L)	109,900	1,727,628

123

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Stein Mart, Inc.	186,000	$2,741,640
The Men’s Wearhouse, Inc.	5,980	305,698

		15,332,572
Textiles, Apparel & Luxury Goods - 1.2%
Culp, Inc.	77,200	1,561,756
Fifth & Pacific Companies, Inc. (I)	73,600	2,403,776
The Jones Group, Inc.	65,600	921,024

		4,886,556

		63,865,459
Consumer Staples - 0.7%
Food & Staples Retailing - 0.5%
Spartan Stores, Inc.	93,900	2,178,480
Tobacco - 0.2%
Alliance One International, Inc. (I)	230,800	713,172

		2,891,652
Energy - 5.5%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (I)	35,400	1,860,624
C&J Energy Services, Inc. (I)(L)	54,600	1,294,020
CARBO Ceramics, Inc. (L)	23,400	2,878,902
Hercules Offshore, Inc. (I)	122,800	784,692
TETRA Technologies, Inc. (I)	162,200	2,001,548

		8,819,786
Oil, Gas & Consumable Fuels - 3.4%
Cloud Peak Energy, Inc. (I)	82,500	1,364,550
EPL Oil & Gas, Inc. (I)	20,800	595,920
GasLog, Ltd.	160,900	2,563,137
Northern Oil and Gas, Inc. (I)(L)	144,500	2,304,775
Oasis Petroleum, Inc. (I)	96,400	4,446,932
PDC Energy, Inc. (I)	44,300	2,609,713
Teekay Tankers, Ltd., Class A (L)	271,700	804,232

		14,689,259

		23,509,045
Financials - 22.7%
Capital Markets - 2.7%
Ares Capital Corp.	208,700	3,835,906
Hercules Technology Growth Capital, Inc. (L)	199,600	3,407,172
JMP Group, Inc.	79,000	518,240
KCAP Financial, Inc. (L)	144,200	1,212,722
Piper Jaffray Companies (I)	29,700	1,129,194
Safeguard Scientifics, Inc. (I)(L)	68,000	1,268,200

		11,371,434
Commercial Banks - 8.6%
Columbia Banking System, Inc.	58,200	1,613,304
East West Bancorp, Inc.	229,695	7,873,945
Glacier Bancorp, Inc.	152,300	4,562,908
Home BancShares, Inc.	195,200	7,058,432
Signature Bank (I)	35,700	3,793,125
SVB Financial Group (I)	74,400	7,532,256
Wintrust Financial Corp.	91,700	4,159,512

		36,593,482
Diversified Financial Services - 0.5%
Compass Diversified Holdings (L)	113,600	2,168,624
Insurance - 4.5%
Assured Guaranty, Ltd.	71,002	1,667,127
Employers Holdings, Inc.	59,950	1,956,768

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Markel Corp. (I)	4,790	$2,669,371
Meadowbrook Insurance Group, Inc. (L)	236,600	1,748,474
National Interstate Corp.	105,000	3,017,700
ProAssurance Corp.	166,400	8,000,512

		19,059,952
Real Estate Investment Trusts - 6.0%
Acadia Realty Trust	61,700	1,602,349
CBL & Associates Properties, Inc.	157,600	2,846,256
Cedar Realty Trust, Inc.	177,000	1,026,600
First Potomac Realty Trust	140,800	1,689,600
Hatteras Financial Corp.	48,100	803,751
Kilroy Realty Corp.	73,800	3,715,830
Kite Realty Group Trust	229,100	1,500,605
LaSalle Hotel Properties	106,600	3,338,712
Potlatch Corp.	64,600	2,574,310
PS Business Parks, Inc.	12,900	1,010,328
Redwood Trust, Inc.	147,500	2,740,550
Saul Centers, Inc.	28,800	1,400,544
Washington Real Estate Investment Trust	68,200	1,619,068

		25,868,503
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc. (L)	120,500	1,718,330

		96,780,325
Health Care - 4.2%
Biotechnology - 0.4%
Momenta Pharmaceuticals, Inc. (I)	94,700	1,684,713
Health Care Equipment & Supplies - 2.5%
Analogic Corp.	26,700	2,579,754
Quidel Corp. (I)(L)	79,800	2,007,768
West Pharmaceutical Services, Inc.	122,900	6,135,168

		10,722,690
Health Care Providers & Services - 1.3%
Landauer, Inc.	26,000	1,378,000
National Healthcare Corp.	48,500	2,706,300
Triple-S Management Corp., Class B (I)	70,830	1,435,016

		5,519,316

		17,926,719
Industrials - 24.7%
Aerospace & Defense - 0.3%
Kratos Defense &
Security Solutions, Inc. (I)(L)	174,000	1,164,060
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (I)	63,500	2,389,505
Airlines - 1.6%
Alaska Air Group, Inc.	90,200	7,012,148
Building Products - 1.6%
Gibraltar Industries, Inc. (I)	136,800	2,421,360
Quanex Building Products Corp. (L)	79,000	1,409,360
Universal Forest Products, Inc.	56,900	2,957,093

		6,787,813
Commercial Services & Supplies - 3.7%
G&K Services, Inc., Class A	69,400	4,179,268
McGrath RentCorp. (L)	139,600	5,429,044
Mine Safety Appliances Company	67,600	3,367,832
Waste Connections, Inc.	63,400	2,785,796

		15,761,940

124

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 1.3%
Aegion Corp. (I)	115,300	$2,510,081
Comfort Systems USA, Inc.	103,700	2,125,850
Pike Electric Corp. (I)	102,200	1,074,122

		5,710,053
Electrical Equipment - 0.7%
Franklin Electric Company, Inc.	65,900	2,932,550
Machinery - 5.3%
Astec Industries, Inc.	42,600	1,559,160
CIRCOR International, Inc.	48,700	3,863,371
IDEX Corp.	57,300	4,087,209
Nordson Corp.	68,800	4,961,856
Proto Labs, Inc. (I)(L)	17,400	1,292,820
RBC Bearings, Inc. (I)	21,000	1,436,190
Sun Hydraulics Corp.	45,300	1,946,541
Woodward, Inc.	85,400	3,663,660

		22,810,807
Marine - 1.6%
Kirby Corp. (I)	73,500	6,942,075
Professional Services - 1.9%
FTI Consulting, Inc. (I)	29,500	1,324,845
Navigant Consulting Company (I)	139,400	2,732,240
On Assignment, Inc. (I)	113,900	3,876,017
The Dolan Company (I)	105,500	73,850

		8,006,952
Road & Rail - 3.9%
Genesee & Wyoming, Inc., Class A (I)	80,300	7,724,860
Landstar System, Inc.	135,600	7,611,228
Universal Truckload Services, Inc.	53,300	1,534,507

		16,870,595
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (I)	183,200	6,811,376
Kaman Corp.	62,600	2,495,236

		9,306,612

		105,695,110
Information Technology - 11.4%
Communications Equipment - 0.7%
Ixia (I)	163,000	2,117,370
Sonus Networks, Inc. (I)	382,600	1,113,366

		3,230,736
Computers & Peripherals - 0.2%
Xyratex, Ltd.	74,600	769,872
Electronic Equipment, Instruments & Components - 6.3%
Belden, Inc.	75,900	5,314,518
Cognex Corp.	56,900	1,874,855
Electro Rent Corp.	161,500	3,443,180
Electro Scientific Industries, Inc.	147,900	1,521,891
Fabrinet (I)	113,000	2,237,400
Littelfuse, Inc.	54,000	4,695,300
Methode Electronics, Inc.	61,700	1,784,981
Newport Corp. (I)	74,700	1,281,105
SYNNEX Corp. (I)	72,400	4,789,984

		26,943,214
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (I)	125,100	2,979,882
ATMI, Inc. (I)	59,000	1,805,400
Brooks Automation, Inc.	115,300	1,218,721
Cabot Microelectronics Corp. (I)	78,200	3,524,474

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc. (I)	159,600	$1,752,408
Teradyne, Inc. (I)	142,300	2,423,369

		13,704,254
Software - 1.0%
Accelrys, Inc. (I)	84,200	819,266
Progress Software Corp. (I)	128,000	3,371,520

		4,190,786

		48,838,862
Materials - 9.9%
Chemicals - 2.9%
American Vanguard Corp.	95,900	2,755,207
Innospec, Inc.	126,500	6,161,815
Minerals Technologies, Inc.	57,000	3,385,800

		12,302,822
Construction Materials - 0.3%
Texas Industries, Inc. (I)(L)	22,400	1,301,888
Containers & Packaging - 2.0%
Aptargroup, Inc.	88,600	5,751,912
Myers Industries, Inc.	146,800	2,971,232

		8,723,144
Metals & Mining - 2.8%
AMCOL International Corp.	63,800	1,988,008
Carpenter Technology Corp.	63,900	3,852,531
Franco-Nevada Corp. (L)	40,700	1,644,011
North American Palladium, Ltd. (I)(L)	280,900	132,613
Royal Gold, Inc.	37,400	1,686,366
Schnitzer Steel Industries, Inc., Class A (L)	46,100	1,412,274
Stillwater Mining Company (I)	102,600	1,152,198

		11,868,001
Paper & Forest Products - 1.9%
Clearwater Paper Corp. (I)	66,900	3,542,355
Deltic Timber Corp.	45,900	2,892,159
Wausau Paper Corp.	146,500	1,778,510

		8,213,024

		42,408,879
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Premiere Global Services, Inc. (I)	165,500	1,544,115
Utilities - 4.0%
Electric Utilities - 2.2%
Cleco Corp.	87,200	3,985,912
El Paso Electric Company	80,400	2,896,812
PNM Resources, Inc.	74,100	1,724,307
UNS Energy Corp.	14,600	699,048

		9,306,079
Gas Utilities - 0.8%
Southwest Gas Corp.	61,100	3,241,966
Multi-Utilities - 1.0%
Black Hills Corp.	41,400	2,081,178
NorthWestern Corp.	53,900	2,370,522

		4,451,700

		16,999,745

TOTAL COMMON STOCKS (Cost $228,262,192)		$420,459,911

125

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 0.3%
iShares Russell 2000 Value Index Fund (L)	13,700	1,344,655

TOTAL INVESTMENT COMPANIES (Cost $973,730)		$1,344,655

SECURITIES LENDING COLLATERAL - 5.6%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	2,411,089	24,130,425

TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,114,588)		$24,130,425

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	218,600	218,600
T. Rowe Price Reserve Investment
Fund, 0.0503% (Y)	6,204,551	6,204,551

		6,423,151

TOTAL SHORT-TERM INVESTMENTS (Cost $6,423,151)		$6,423,151

Total Investments (Small Company Value Fund)
(Cost $259,773,661) - 105.9%		$452,358,142
Other assets and liabilities, net - (5.9%)		(25,342,271)

TOTAL NET ASSETS - 100.0%		$427,015,871

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.2%
U.S. Government - 5.2%
Treasury Inflation Protected Securities
0.125%, 01/15/2022	$305,175	$298,642
0.375%, 07/15/2023	130,794	128,332
0.500%, 04/15/2015	572,623	583,225
2.000%, 07/15/2014	4,720,132	4,810,848
2.500%, 01/15/2029	70,886	84,886
U.S. Treasury, Note 2.500%, 08/15/2023	345,000	338,424
U.S. Treasury Bonds
2.750%, 08/15/2042 to 11/15/2042	2,570,000	2,081,225
3.000%, 05/15/2042	3,910,000	3,356,493
3.125%, 02/15/2043	5,845,000	5,123,505
3.500%, 02/15/2039	1,115,000	1,073,535
3.625%, 08/15/2043	1,565,000	1,512,181
4.375%, 05/15/2041	2,815,000	3,124,650
4.500%, 08/15/2039	680,000	770,631
4.625%, 02/15/2040	3,415,000	3,942,191
5.375%, 02/15/2031	1,675,000	2,097,415
6.125%, 08/15/2029	605,000	810,984
7.625%, 02/15/2025	290,000	423,038
U.S. Treasury Notes
0.250%, 09/30/2014	2,325,000	2,326,997
0.625%, 10/15/2016 to 11/30/2017	7,510,000	7,411,943
0.875%, 02/28/2017	4,935,000	4,965,459
1.250%, 10/31/2018	1,475,000	1,468,547
2.625%, 04/30/2016 to 08/15/2020	5,520,000	5,815,326
2.750%, 02/15/2019	665,000	708,641
U.S. Treasury Strips, PO
3.292%, 05/15/2021	540,000	453,152

		53,710,270

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 17.0%
Federal Home Loan Banks
0.500%, 11/20/2015	$925,000	$927,448
Federal Home Loan Mortgage Corp.
0.500%, 04/17/2015	415,000	416,547
2.232%, 09/01/2035 (P)	29,964	31,664
2.389%, 06/01/2038 (P)	41,960	44,140
2.410%, 09/01/2032 (P)	1,349	1,417
2.442%, 03/01/2036 (P)	13,183	13,858
2.475%, 07/01/2035 (P)	21,603	23,034
2.476%, 07/01/2035 (P)	35,364	37,303
2.500%, 05/01/2028	584,996	586,093
2.561%, 05/01/2037 (P)	30,278	32,018
2.598%, 01/01/2036 (P)	1,214	1,274
2.611%, 02/01/2037 (P)	50,867	54,119
2.687%, 02/01/2037 (P)	23,000	24,524
2.719%, 01/01/2037 (P)	8,034	8,457
2.775%, 11/01/2035 (P)	4,017	4,283
3.000%, 12/01/2042 to 01/01/2043	1,756,904	1,690,180
3.022%, 02/01/2037 (P)	34,812	37,083
3.500%, 10/01/2026 to 11/01/2042	1,567,238	1,595,881
4.000%, 01/01/2025 to 12/01/2041	1,577,671	1,647,338
4.500%, 11/01/2018 to 04/01/2041	2,043,053	2,176,700
5.000%, 10/01/2018 to 04/01/2040	695,949	747,677
5.500%, 03/01/2018 to 12/01/2039	1,286,183	1,392,122
5.895%, 12/01/2036 (P)	13,964	15,073
5.946%, 10/01/2036 (P)	67,563	72,735
6.000%, 03/01/2014 to 12/01/2033	99,654	109,317
6.055%, 11/01/2036 (P)	22,215	23,931
6.500%, 05/01/2017 to 11/01/2033	41,347	45,647
7.000%, 02/01/2024 to 06/01/2032	12,339	14,378
7.500%, 05/01/2024 to 06/01/2024	1,782	2,063
10.500%, 05/01/2019	25	27
Federal National Mortgage Association
0.500%, 07/02/2015	250,000	250,852
0.625%, 08/26/2016	890,000	891,504
0.750%, 12/19/2014	1,275,000	1,282,469
1.737%, 10/01/2033 (P)	40,832	42,117
1.962%, 06/01/2037 (P)	44,365	46,394
2.237%, 12/01/2035 (P)	7,754	8,138
2.250%, 09/01/2037 (P)	21,646	22,941
2.270%, 09/01/2035 (P)	104,645	109,622
2.310%, 07/01/2027 (P)	547	561
2.312%, 07/01/2035 (P)	27,661	28,891
2.380%, 08/01/2037 (P)	42,949	45,425
2.415%, 11/01/2035 (P)	75,815	80,295
2.457%, 12/01/2035 (P)	9,541	10,090
2.458%, 08/01/2036 (P)	84,252	89,621
2.500%, 10/01/2027 to 04/01/2028	3,217,311	3,217,937
2.592%, 05/01/2038 (P)	22,722	24,092
2.760%, 01/01/2037 (P)	47,320	49,875
2.770%, 12/01/2035 (P)	3,575	3,762
2.792%, 12/01/2035 (P)	3,835	4,089
2.996%, 12/01/2036 (P)	89,158	95,065
3.000%, 10/01/2026 to 05/01/2043	6,226,792	6,123,413
3.500%, 01/01/2026 to 01/01/2043	5,787,277	5,939,004
4.000%, 03/01/2025 to 03/01/2042	8,046,854	8,444,829
4.500%, 05/01/2019 to 12/01/2041	8,046,418	8,586,534
5.000%, 05/01/2018 to 06/01/2042	6,655,274	7,221,102
5.500%, 05/01/2016 to 03/01/2040	4,717,009	5,155,691
5.562%, 01/01/2019 (P)	385	418
5.846%, 09/01/2036 (P)	16,488	17,758
6.000%, 03/01/2021 to 04/01/2040	3,521,915	3,885,553

126

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
6.500%, 11/01/2015 to 04/01/2038		$792,956	$891,840
7.000%, 12/01/2029 to 04/01/2037		11,267	12,711
7.125%, 01/15/2030		365,000	503,616
Government National
Mortgage Association
2.500%, 05/20/2027 to 05/20/2043		7,480,744	7,188,209
3.000%, 06/20/2027 to 06/20/2043		20,725,198	20,295,080
3.500%, 12/20/2025 to 05/20/2043		16,941,380	17,349,108
4.000%, 11/20/2025 to 07/20/2042		14,735,265	15,563,633
4.500%, 08/15/2039 to 03/20/2041		20,299,192	21,935,258
5.000%, 02/15/2018 to 03/20/2041		12,514,927	13,717,980
5.500%, 02/15/2029 to 10/20/2040		7,245,752	7,987,257
6.000%, 01/15/2014 to 02/20/2039		4,942,720	5,553,398
6.500%, 12/15/2014 to 12/20/2033		1,567,204	1,802,568
7.000%, 04/15/2017 to 12/15/2034		689,123	815,073
9.250%, 10/15/2016 to 12/15/2019		1,838	2,124
9.750%, 07/15/2017 to 02/15/2021		1,805	2,163
10.250%, 11/15/2020		1,652	2,012
12.250%, 02/15/2015		33	34
12.750%, 06/20/2014		16	17

			177,076,454

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $231,630,344)			$230,786,724

FOREIGN GOVERNMENT
OBLIGATIONS - 14.8%
Argentina - 0.0%
Republic of Argentina
2.260%, 12/31/2038	EUR	165,000	85,556
7.000%, 10/03/2015 to 04/17/2017		$315,000	301,938

			387,494
Armenia - 0.1%
Republic of Armenia
6.000%, 09/30/2020 (S)		500,000	491,750
Australia - 0.1%
New South Wales Treasury Corp.
4.000%, 04/20/2023	AUD	678,000	585,264
6.000%, 03/01/2022		672,000	673,331

			1,258,595
Austria - 0.1%
Republic of Austria
3.150%, 06/20/2044 (S)	EUR	97,000	139,498
3.400%, 11/22/2022 (S)		424,000	647,496

			786,994
Belgium - 0.2%
Kingdom of Belgium
3.250%, 09/28/2016 (S)		148,000	216,855
4.000%, 03/28/2018 (S)		475,000	729,674
4.000%, 03/28/2022		284,000	443,669
4.250%, 09/28/2021 (S)		65,000	103,436
5.000%, 03/28/2035 (S)		198,000	340,815

			1,834,449
Bermuda - 0.1%
Government of Bermuda
4.138%, 01/03/2023 (S)		$200,000	189,600
4.854%, 02/06/2024 (S)		685,000	677,792

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Bermuda (continued)
Government of Bermuda (continued)
5.603%, 07/20/2020 (S)		$200,000	$214,500

			1,081,892
Brazil - 1.3%
Federative Republic of Brazil
2.625%, 01/05/2023		1,150,000	989,000
5.625%, 01/07/2041		1,710,000	1,641,600
6.000%, 05/15/2017 to 08/15/2024	BRL	1,903,000	1,901,640
7.125%, 01/20/2037		$371,000	422,013
10.000%, 01/01/2017 to 01/01/2023	BRL	21,698,000	8,986,685

			13,940,938
Canada - 0.3%
Government of Canada
3.500%, 06/01/2020	CAD	401,000	411,020
4.000%, 06/01/2041		32,000	34,860
Province of British Columbia
3.700%, 12/18/2020		1,066,000	1,072,441
Province of Manitoba
1.300%, 04/03/2017		$380,000	385,387
Province of Ontario
1.200%, 02/14/2018		125,000	124,175
1.600%, 09/21/2016		475,000	486,325
3.500%, 06/02/2043	CAD	99,000	83,064
Province of Quebec
5.000%, 12/01/2038		276,000	289,292

			2,886,564
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020		$130,000	136,663
Colombia - 0.1%
Republic of Colombia
6.125%, 01/18/2041		875,000	925,313
Congo - 0.0%
Republic of Congo (Brazzaville)
3.500%, 06/30/2029		60,521	53,259
Croatia - 0.1%
Republic of Croatia
6.000%, 01/26/2024 (S)		200,000	195,750
6.375%, 03/24/2021		400,000	416,080
6.750%, 11/05/2019		200,000	215,500

			827,330
Czech Republic - 0.1%
Czech Republic International
3.625%, 04/14/2021	EUR	613,000	920,404
Denmark - 0.1%
Kingdom of Denmark
3.000%, 11/15/2021	DKK	2,585,000	528,329
7.000%, 11/10/2024		364,000	101,349

			629,678
Dominican Republic - 0.0%
Government of Dominican Republic
6.600%, 01/28/2024 (S)		$100,000	100,000
7.500%, 05/06/2021		300,000	322,500
9.040%, 01/23/2018		34,429	36,925

			459,425

127

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Egypt - 0.0%
Arab Republic of Egypt
5.750%, 04/29/2020		$100,000	$92,250
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020 (S)	EUR	204,000	313,031
France - 0.4%
Caisse d’Amortissement de la Dette
Sociale
2.500%, 10/25/2022		477,000	668,562
Government of France
1.000%, 07/25/2017		1,001,000	1,378,250
3.750%, 04/25/2021		789,000	1,231,729
4.000%, 10/25/2038		269,000	414,103
5.750%, 10/25/2032		316,000	598,476

			4,291,120
Germany - 1.0%
Federal Republic of Germany
1.500%, 02/15/2023		740,000	996,346
2.000%, 02/26/2016		1,272,000	1,800,624
2.500%, 07/04/2044		653,000	863,826
3.000%, 07/04/2020		1,030,000	1,578,149
3.250%, 07/04/2015		535,000	763,146
3.500%, 01/04/2016		1,390,000	2,022,191
3.750%, 01/04/2015		480,000	678,183
4.000%, 01/04/2037		1,101,000	1,852,845

			10,555,310
Grenada - 0.0%
Government of Grenada
6.000%, 09/15/2025 (H)		$98,000	32,340
Hungary - 0.0%
Republic of Hungary
5.750%, 11/22/2023		90,000	88,949
6.000%, 01/11/2019	EUR	76,000	111,081
6.500%, 06/24/2019	HUF	21,980,000	104,717
6.750%, 02/24/2017		22,240,000	107,034

			411,781
Iceland - 0.2%
Republic of Iceland
4.875%, 06/16/2016 (S)		$375,000	390,469
4.875%, 06/16/2016		125,000	130,156
5.875%, 05/11/2022 (S)		513,000	528,201
5.875%, 05/11/2022		442,000	455,097

			1,503,923
Indonesia - 0.6%
Perusahaan Penerbit SBSN Indonesia
3.300%, 11/21/2022		1,220,000	1,012,600
4.000%, 11/21/2018		300,000	295,500
6.125%, 03/15/2019 (S)		740,000	784,400
Republic of Indonesia
3.375%, 04/15/2023 (S)		200,000	171,000
3.375%, 04/15/2023		380,000	324,900
3.750%, 04/25/2022 (S)		1,275,000	1,152,281
4.625%, 04/15/2043		200,000	154,500
4.875%, 05/05/2021 (S)		220,000	220,550
4.875%, 05/05/2021		1,000,000	1,002,500
5.250%, 01/17/2042		300,000	250,500
5.375%, 10/17/2023 (S)		200,000	200,000
7.000%, 05/15/2022	IDR	920,000,000	69,216
7.750%, 01/17/2038		$450,000	510,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
8.250%, 07/15/2021 to 06/15/2032	IDR	2,615,000,000	$211,384
11.625%, 03/04/2019 (S)		$110,000	147,675

			6,507,756
Iraq - 0.1%
Republic of Iraq
5.800%, 01/15/2028		707,000	592,113
Ireland - 0.2%
Republic of Ireland
4.500%, 10/18/2018 to 04/18/2020	EUR	685,000	1,022,020
5.000%, 10/18/2020		221,000	335,651
5.500%, 10/18/2017		221,000	341,114

			1,698,785
Israel - 0.1%
Government of Israel
4.250%, 03/31/2023	ILS	2,171,000	667,203
5.500%, 02/28/2017		786,000	260,639

			927,842
Italy - 0.8%
Republic of Italy
3.500%, 11/01/2017	EUR	402,000	571,966
3.750%, 03/01/2021		363,000	507,401
4.250%, 03/01/2020		55,000	79,816
4.500%, 07/15/2015 to 08/01/2018		3,323,000	4,864,491
5.000%, 09/01/2040		866,000	1,204,022
5.500%, 09/01/2022		535,000	821,027
5.750%, 02/01/2033		236,000	365,059
6.000%, 05/01/2031		51,000	80,830

			8,494,612
Ivory Coast - 0.0%
Republic of Ivory Coast
5.750%, 12/31/2032		$385,000	343,613
Jamaica - 0.1%
Government of Jamaica
8.000%, 06/24/2019		220,000	213,400
8.500%, 11/16/2021		80,952	90,787
10.625%, 06/20/2017		350,000	376,250

			680,437
Japan - 1.6%
Government of Japan
0.400%, 03/20/2018	JPY	269,950,000	2,661,247
0.800%, 06/20/2023		121,800,000	1,211,889
1.000%, 12/20/2021		83,050,000	844,436
1.100%, 06/20/2021		4,350,000	44,594
1.400%, 03/20/2018 to 03/20/2020		307,950,000	3,178,530
1.700%, 09/20/2017 to 06/20/2032		213,350,000	2,184,486
2.200%, 06/22/2020		178,600,000	1,955,534
2.300%, 06/20/2028 to 03/20/2040		403,600,000	4,586,791

			16,667,507
Lithuania - 0.0%
Republic of Lithuania
7.375%, 02/11/2020		$165,000	199,650
Malaysia - 0.1%
Government of Malaysia
3.418%, 08/15/2022	MYR	293,000	85,531
4.232%, 06/30/2031		190,000	57,629
4.378%, 11/29/2019		648,000	204,125

128

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
4.498%, 04/15/2030	MYR	471,000	$147,208
4.646%, 07/06/2021		$250,000	264,223

			758,716
Mexico - 0.9%
Government of Mexico
2.500%, 12/10/2020	MXN	4,725,175	373,513
4.000%, 06/13/2019		1,355,789	116,499
4.000%, 10/02/2023		$350,000	346,850
4.750%, 03/08/2044		1,470,000	1,290,660
5.500%, 02/17/2020	EUR	197,000	312,280
5.750%, 10/12/2110		$100,000	90,250
6.050%, 01/11/2040		530,000	565,775
6.500%, 06/10/2021 to 06/09/2022	MXN	10,488,000	826,491
7.500%, 06/03/2027		4,744,000	387,309
7.750%, 11/13/2042		29,642,000	2,285,056
8.000%, 06/11/2020		6,500,000	561,265
8.500%, 12/13/2018 to 11/18/2038		18,488,000	1,560,405
9.500%, 12/18/2014		5,150,000	415,572
10.000%, 11/20/2036		1,629,000	156,759

			9,288,684
Mongolia - 0.0%
Government of Mongolia
4.125%, 01/05/2018 (S)		$200,000	181,000
4.125%, 01/05/2018		200,000	181,000

			362,000
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		800,000	736,000
Namibia - 0.1%
Namibia International Bonds
5.500%, 11/03/2021		600,000	616,500
Netherlands - 0.1%
Kingdom of Netherlands
5.500%, 01/15/2028 (S)	EUR	581,000	1,075,146
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		$250,000	255,000

			1,330,146
Norway - 0.0%
Government of Norway
4.250%, 05/19/2017	NOK	1,304,000	230,209
Panama - 0.1%
Republic of Panama
4.300%, 04/29/2053		$200,000	150,500
5.200%, 01/30/2020		360,000	389,700
6.700%, 01/26/2036		190,000	210,900

			751,100
Peru - 0.1%
Republic of Peru
5.625%, 11/18/2050		290,000	286,375
6.550%, 03/14/2037		135,000	152,550
6.900%, 08/12/2037	PEN	700,000	252,926
7.840%, 08/12/2020 (S)		186,000	76,461

			768,312
Philippines - 0.2%
Republic of Philippines
6.375%, 10/23/2034		$1,400,000	1,657,600

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Poland - 0.2%
Republic of Poland
3.000%, 03/17/2023		$260,000	$237,575
3.750%, 01/19/2023	EUR	224,000	331,384
3.875%, 07/16/2015		$435,000	456,161
4.750%, 04/25/2017	PLN	709,000	238,946
5.500%, 04/25/2015 to 10/25/2019		2,233,000	757,621
5.750%, 09/23/2022		805,000	284,833

			2,306,520
Qatar - 0.0%
Government of Qatar
5.750%, 01/20/2042 (S)		$200,000	211,240
Romania - 0.2%
Government of Romania
4.375%, 08/22/2023		100,000	96,375
4.375%, 08/22/2023 (S)		378,000	364,298
4.625%, 09/18/2020	EUR	410,000	576,886
4.875%, 11/07/2019		200,000	286,843
6.750%, 02/07/2022		$420,000	475,860

			1,800,262
Russia - 1.1%
Government of Russia
4.500%, 04/04/2022		400,000	407,200
5.625%, 04/04/2042 (S)		200,000	197,750
5.625%, 04/04/2042		200,000	197,750
6.800%, 12/11/2019	RUB	17,550,000	508,290
7.000%, 01/25/2023		14,585,000	421,976
7.400%, 06/14/2017		10,960,000	336,770
7.500%, 03/15/2018		32,000,000	982,306
7.500%, 03/31/2030		$5,990,270	7,008,616
7.500%, 03/31/2030 (S)		196,625	230,051
7.600%, 04/14/2021 to 07/20/2022	RUB	12,190,000	370,737
7.850%, 03/10/2018		15,000,000	464,755

			11,126,201
Rwanda - 0.0%
Republic of Rwanda
6.625%, 05/02/2023 (S)		$200,000	188,000
Serbia - 0.2%
Republic of Serbia
4.875%, 02/25/2020		400,000	374,500
5.250%, 11/21/2017 (S)		200,000	199,290
5.250%, 11/21/2017		260,000	259,077
5.875%, 12/03/2018 (S)		320,000	322,482
6.750%, 11/01/2024		294,546	287,624
7.250%, 09/28/2021		900,000	940,500

			2,383,473
Singapore - 0.0%
Republic of Singapore
3.125%, 09/01/2022	SGD	276,000	234,822
Slovenia - 0.1%
Republic of Slovenia
4.750%, 05/10/2018		$302,000	303,510
5.850%, 05/10/2023		879,000	885,593

			1,189,103
South Africa - 0.3%
Republic of South Africa
4.665%, 01/17/2024		850,000	816,000
5.875%, 05/30/2022 to 09/16/2025		700,000	744,250
6.250%, 03/08/2041		100,000	102,375

129

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Africa (continued)
Republic of South Africa (continued)
6.500%, 02/28/2041	ZAR	536,000	$38,237
6.750%, 03/31/2021		2,438,000	226,086
7.750%, 02/28/2023		1,934,000	186,637
8.000%, 12/21/2018		3,254,000	329,033
8.250%, 09/15/2017		1,010,000	103,169
10.500%, 12/21/2026		791,000	90,891
13.500%, 09/15/2015		2,467,000	271,513

			2,908,191
South Korea - 0.2%
Republic of Korea
3.750%, 06/10/2022	KRW	340,930,000	325,278
4.250%, 06/10/2021		306,840,000	303,000
4.500%, 03/10/2015		1,116,900,000	1,077,846
5.000%, 06/10/2020		627,330,000	643,944

			2,350,068
Spain - 0.2%
Instituto de Credito Oficial
4.625%, 01/31/2017	EUR	50,000	73,035
6.000%, 03/08/2021		209,000	324,175
Kingdom of Spain
3.800%, 01/31/2017		100,000	143,204
4.100%, 07/30/2018		380,000	551,972
4.250%, 10/31/2016		96,000	138,983
4.400%, 01/31/2015		423,000	598,051
4.500%, 01/31/2018		300,000	440,659

			2,270,079
Sri Lanka - 0.1%
Republic of Sri Lanka
5.875%, 07/25/2022		$300,000	277,500
6.250%, 07/27/2021		350,000	335,125

			612,625
Sweden - 0.1%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	115,000	16,389
3.500%, 06/01/2022 (S)		1,730,000	292,746
3.750%, 08/12/2017 (S)		3,590,000	595,686
Svensk Exportkredit AB
5.125%, 03/01/2017		$425,000	482,238

			1,387,059
United Republic of Tanzania - 0.0%
United Republic of Tanzania
6.392%, 03/09/2020 (P)		300,000	313,500
Thailand - 0.1%
Kingdom of Thailand
3.580%, 12/17/2027	THB	6,542,000	189,785
3.625%, 06/16/2023		6,339,000	190,598
3.875%, 06/13/2019		34,898,000	1,107,608

			1,487,991
Turkey - 0.9%
Hazine Mustesarligi Varlik Kiralama AS
4.557%, 10/10/2018 (S)		$675,000	685,868
Republic of Turkey
3.000%, 02/23/2022	TRY	351,808	179,294
3.250%, 03/23/2023		$300,000	256,875
4.875%, 04/16/2043		200,000	160,700
5.125%, 03/25/2022		500,000	495,000
5.625%, 03/30/2021		1,400,000	1,453,200

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Turkey (continued)
Republic of Turkey (continued)
6.000%, 01/14/2041		$1,190,000	$1,111,163
6.250%, 09/26/2022		600,000	643,440
6.750%, 04/03/2018 to 05/30/2040		850,000	899,113
6.875%, 03/17/2036		360,000	374,850
7.000%, 03/11/2019 to 06/05/2020		1,879,000	2,109,178
7.375%, 02/05/2025		200,000	224,200
7.500%, 11/07/2019		200,000	230,000
8.000%, 02/14/2034		307,000	357,348
10.000%, 06/17/2015	TRY	275,000	138,245

			9,318,474
Ukraine - 0.3%
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	356,000
6.580%, 11/21/2016		2,475,000	2,196,563
6.875%, 09/23/2015		100,000	93,000

			2,645,563
United Kingdom - 1.0%
Government of United Kingdom
1.250%, 07/22/2018	GBP	2,904,000	4,689,565
2.250%, 09/07/2023		83,000	129,811
3.750%, 09/07/2020 to 09/07/2021		513,000	923,768
4.250%, 06/07/2032 to 09/07/2039		1,305,000	2,392,514
4.500%, 12/07/2042		959,000	1,839,571

			9,975,229
Venezuela - 0.4%
Republic of Venezuela
7.650%, 04/21/2025		$1,600,000	1,040,000
8.250%, 10/13/2024		700,000	473,550
9.250%, 05/07/2028		635,100	453,144
11.950%, 08/05/2031		2,315,300	1,898,546
12.750%, 08/23/2022		500,000	455,000

			4,320,240

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $158,885,918)			$153,460,725

CORPORATE BONDS - 39.2%
Consumer Discretionary - 6.3%
21st Century Fox America, Inc.
5.300%, 12/15/2014		210,000	220,186
6.150%, 02/15/2041		370,000	408,969
6.400%, 12/15/2035		205,000	229,922
7.850%, 03/01/2039		85,000	107,726
8.250%, 08/10/2018		145,000	183,516
99 Cents Only Stores
11.000%, 12/15/2019		300,000	338,147
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		450,000	484,875
AMC Networks, Inc.
4.750%, 12/15/2022		225,000	214,875
American Axle & Manufacturing, Inc.
5.125%, 02/15/2019		100,000	102,000
6.250%, 03/15/2021		200,000	210,000
6.625%, 10/15/2022		225,000	237,938
Arcos Dorados Holdings, Inc.
6.625%, 09/27/2023 (S)		150,000	152,700
Automotores Gildemeister SA
6.750%, 01/15/2023 (S)		150,000	114,375
AutoZone, Inc.
5.500%, 11/15/2015		45,000	48,920

130

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
AutoZone, Inc. (continued)
5.750%, 01/15/2015		$35,000	$36,928
BMW UK Capital PLC
5.000%, 10/02/2017	GBP	10,000	18,306
Brinker International, Inc.
2.600%, 05/15/2018		$35,000	34,938
British Sky Broadcasting Group PLC
3.125%, 11/26/2022 (S)		195,000	182,849
9.500%, 11/15/2018 (S)		130,000	170,380
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	120,476
Cablevision Systems Corp.
8.625%, 09/15/2017		$50,000	57,875
Caesars Entertainment Operating
Company, Inc.
8.500%, 02/15/2020		425,000	409,063
Carnival Corp.
1.200%, 02/05/2016		90,000	89,889
CCO Holdings LLC
5.125%, 02/15/2023		540,000	504,900
5.250%, 09/30/2022		50,000	47,125
6.625%, 01/31/2022		850,000	884,000
CDR DB Sub, Inc.
7.750%, 10/15/2020 (S)		325,000	321,750
Cedar Fair LP
5.250%, 03/15/2021 (S)		300,000	294,000
Central European Media Enterprises, Ltd.
11.625%, 09/15/2016 (S)	EUR	500,000	674,305
Cequel Communications Escrow I LLC
6.375%, 09/15/2020 (S)		$625,000	645,313
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)		675,000	641,250
Chester Downs & Marina LLC
9.250%, 02/01/2020 (S)		375,000	375,000
Chinos Intermediate Holdings A, Inc., PIK
7.750%, 05/01/2019 (S)		400,000	403,000
Chrysler Group LLC
8.250%, 06/15/2021		200,000	227,500
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018 (S)	EUR	225,000	321,781
8.750%, 05/15/2018		90,000	128,712
Claire’s Stores, Inc.
6.125%, 03/15/2020 (S)		$150,000	152,250
7.750%, 06/01/2020 (S)		450,000	450,000
9.000%, 03/15/2019 (S)		350,000	391,563
Clear Channel Communications, Inc.
9.000%, 12/15/2019		600,000	612,000
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		450,000	465,750
7.625%, 03/15/2020		150,000	158,250
Cogeco Cable, Inc.
4.875%, 05/01/2020 (S)		400,000	389,000
Comcast Corp.
3.125%, 07/15/2022		165,000	159,279
6.400%, 03/01/2040		30,000	34,572
6.950%, 08/15/2037		670,000	816,503
COX Communications, Inc.
3.250%, 12/15/2022 (S)		245,000	224,250
5.450%, 12/15/2014		46,000	48,278
8.375%, 03/01/2039 (S)		345,000	421,400
CSC Holdings LLC
6.750%, 11/15/2021		150,000	161,625

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CST Brands, Inc.
5.000%, 05/01/2023 (S)		$150,000	$144,375
Daimler Canada Finance, Inc.
3.280%, 09/15/2016	CAD	45,000	43,694
Daimler Finance North America LLC
0.858%, 03/28/2014 (P) (S)		$380,000	380,492
1.102%, 08/01/2018 (P) (S)		170,000	170,937
Daimler International Finance BV
3.500%, 06/06/2019	GBP	10,000	17,146
Dana Holding Corp.
5.375%, 09/15/2021		$400,000	405,000
Delphi Corp.
5.000%, 02/15/2023		400,000	414,000
5.875%, 05/15/2019		100,000	106,250
6.125%, 05/15/2021		125,000	137,500
Dex Media, Inc., PIK
14.000%, 01/29/2017		383,750	201,469
DFS Furniture Holdings PLC
7.625%, 08/15/2018 (S)	GBP	100,000	174,776
DIRECTV Holdings LLC
1.750%, 01/15/2018		$210,000	206,526
2.400%, 03/15/2017		510,000	521,465
4.750%, 10/01/2014		420,000	434,062
5.875%, 10/01/2019		430,000	491,100
DISH DBS Corp.
4.250%, 04/01/2018		325,000	330,688
5.125%, 05/01/2020		350,000	352,625
5.875%, 07/15/2022		450,000	455,625
Dollar General Corp.
3.250%, 04/15/2023		490,000	448,309
4.125%, 07/15/2017		105,000	112,163
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		200,000	200,750
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)		300,000	318,750
Ferrellgas LP
6.750%, 01/15/2022 (S)		200,000	203,500
Ford Motor Company
4.750%, 01/15/2043		245,000	218,928
Ford Motor Credit Company LLC
2.375%, 01/16/2018		200,000	202,612
2.750%, 05/15/2015		270,000	277,352
3.875%, 01/15/2015		230,000	237,715
5.750%, 02/01/2021		1,410,000	1,583,994
Gajah Tunggal Tbk PT
7.750%, 02/06/2018		250,000	243,125
Gannett Company, Inc.
5.125%, 10/15/2019 (S)		200,000	206,250
6.375%, 10/15/2023 (S)		150,000	156,375
General Motors Company
3.500%, 10/02/2018 (S)		225,000	229,219
6.250%, 10/02/2043 (S)		350,000	355,250
Gestamp Funding Luxembourg SA
5.625%, 05/31/2020 (S)		325,000	328,250
GKN Holdings PLC
6.750%, 10/28/2019	GBP	13,000	24,429
GLP Capital LP
4.375%, 11/01/2018 (S)		$325,000	331,500
Graton Economic Development Authority
9.625%, 09/01/2019 (S)		550,000	631,125
Great Canadian Gaming Corp.
6.625%, 07/25/2022 (S)	CAD	200,000	195,285

131

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Grupo Televisa SAB
7.250%, 05/14/2043	MXN	2,000,000	$122,773
GTECH SpA
5.375%, 12/05/2016	EUR	50,000	75,259
Gymboree Corp.
9.125%, 12/01/2018		$425,000	403,750
Hanesbrands, Inc.
6.375%, 12/15/2020		375,000	409,688
Harley-Davidson Financial Services, Inc.
1.150%, 09/15/2015 (S)		235,000	235,733
Hasbro, Inc.
6.125%, 05/15/2014		55,000	56,374
Historic TW, Inc.
6.875%, 06/15/2018		130,000	156,616
Hyatt Hotels Corp.
3.875%, 08/15/2016		300,000	318,532
Hyundai Capital America
1.625%, 10/02/2015 (S)		150,000	150,870
1.875%, 08/09/2016 (S)		105,000	105,926
2.875%, 08/09/2018 (S)		225,000	228,478
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (S)		200,000	209,422
4.375%, 07/27/2016 (S)		255,000	272,391
Icahn Enterprises LP
6.000%, 08/01/2020 (S)		250,000	256,563
Igloo Holdings Corp., PIK
8.250%, 12/15/2017 (S)		200,000	204,500
InterContinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	91,545
Intralot Finance Luxembourg SA
9.750%, 08/15/2018 (S)	EUR	125,000	184,075
Jaguar Holding Company I, PIK
9.375%, 10/15/2017 (S)		$125,000	132,031
Jaguar Land Rover Automotive PLC
5.625%, 02/01/2023 (S)		750,000	744,375
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)		275,000	287,375
Jo-Ann Stores, Inc.
8.125%, 03/15/2019 (S)		450,000	466,875
KB Home
7.000%, 12/15/2021		400,000	413,000
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	34,070
Lamar Media Corp.
5.875%, 02/01/2022		$225,000	232,031
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		775,000	848,625
Levi Strauss & Company
6.875%, 05/01/2022		275,000	300,438
Lynx II Corp.
7.000%, 04/15/2023 (S)	GBP	100,000	170,339
Magnolia BC SA
9.000%, 08/01/2020 (S)	EUR	175,000	248,491
MAN SE
7.250%, 05/20/2016		25,000	39,276
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	49,708
MDC Holdings, Inc.
5.375%, 12/15/2014		$60,000	62,247
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		550,000	572,000
Meritage Homes Corp.
7.000%, 04/01/2022		175,000	185,063

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MGM Resorts International
6.625%, 12/15/2021		$600,000	$631,500
6.750%, 10/01/2020		625,000	671,875
Mohawk Industries, Inc.
3.850%, 02/01/2023		450,000	428,342
MU Finance PLC
8.375%, 02/01/2017 (S)		205,481	215,755
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		200,000	214,500
National CineMedia LLC
6.000%, 04/15/2022		250,000	258,750
NBCUniversal Enterprise, Inc.
0.929%, 04/15/2018 (P) (S)		115,000	115,669
1.974%, 04/15/2019 (S)		395,000	387,507
NBCUniversal Media LLC
2.100%, 04/01/2014		250,000	251,365
2.875%, 01/15/2023		225,000	210,308
5.150%, 04/30/2020		190,000	214,629
NCL Corp., Ltd.
5.000%, 02/15/2018		150,000	153,750
Netflix, Inc.
5.375%, 02/01/2021 (S)		600,000	610,500
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		325,000	332,722
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		800,000	826,000
Newell Rubbermaid, Inc.
2.000%, 06/15/2015		40,000	40,586
2.050%, 12/01/2017		170,000	169,532
Next PLC
5.875%, 10/12/2016	GBP	50,000	90,986
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)		$230,000	230,646
NVR, Inc.
3.950%, 09/15/2022		355,000	341,538
O’Reilly Automotive, Inc.
3.800%, 09/01/2022		25,000	24,369
3.850%, 06/15/2023		85,000	82,511
4.875%, 01/14/2021		435,000	459,882
Omnicom Group, Inc.
4.450%, 08/15/2020		85,000	89,229
5.900%, 04/15/2016		260,000	289,054
6.250%, 07/15/2019		665,000	776,163
Outerwall, Inc.
6.000%, 03/15/2019		550,000	548,625
Palace Entertainment Holdings LLC
8.875%, 04/15/2017 (S)		400,000	395,000
PC Nextco Holdings LLC, PIK
8.750%, 08/15/2019 (S)		375,000	387,188
Penske Automotive Group, Inc.
5.750%, 10/01/2022		275,000	277,750
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021		400,000	434,000
Pittsburgh Glass Works LLC
8.000%, 11/15/2018 (S)		175,000	182,000
Playa Resorts Holding BV
8.000%, 08/15/2020 (S)		150,000	157,500
PNK Finance Corp.
6.375%, 08/01/2021 (S)		350,000	361,375
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	225,000	325,603

132

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Quiksilver, Inc.
7.875%, 08/01/2018 (S)		$225,000	$242,438
10.000%, 08/01/2020		325,000	360,750
QVC, Inc.
4.375%, 03/15/2023		545,000	518,116
Schaeffler Finance BV
4.750%, 05/15/2021 (S)		400,000	399,000
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)		275,000	292,875
Seminole Hard Rock Entertainment, Inc.
5.875%, 05/15/2021 (S)		150,000	147,000
Seneca Gaming Corp.
8.250%, 12/01/2018 (S)		650,000	699,156
SES SA
3.600%, 04/04/2023 (S)		240,000	228,838
Shea Homes LP
8.625%, 05/15/2019		575,000	635,375
Sinclair Television Group, Inc.
6.125%, 10/01/2022		375,000	380,156
Sirius XM Radio, Inc.
4.250%, 05/15/2020 (S)		225,000	214,875
4.625%, 05/15/2023 (S)		250,000	223,125
5.750%, 08/01/2021 (S)		300,000	303,750
Sisal Holding Istituto di Pagamento SPA
7.250%, 09/30/2017 (S)	EUR	100,000	137,918
SIWF Merger Sub, Inc.
6.250%, 06/01/2021 (S)		$150,000	150,750
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		400,000	392,000
Sonic Automotive, Inc.
5.000%, 05/15/2023		175,000	162,750
7.000%, 07/15/2022		225,000	243,563
Spectrum Brands Escrow Corp.
6.375%, 11/15/2020 (S)		125,000	133,125
6.625%, 11/15/2022 (S)		125,000	133,125
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	116,500
Staples, Inc.
9.750%, 01/15/2014		240,000	242,573
Starz LLC
5.000%, 09/15/2019		275,000	280,500
Station Casinos LLC
7.500%, 03/01/2021		400,000	427,000
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		250,000	276,875
TCM Sub LLC
3.550%, 01/15/2015 (S)		550,000	567,218
Tempur Sealy International, Inc.
6.875%, 12/15/2020		200,000	216,000
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		175,000	185,500
8.750%, 08/15/2020		125,000	145,938
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017		330,000	327,624
3.750%, 02/15/2023		200,000	188,415
4.000%, 03/15/2022		370,000	357,897
6.250%, 11/15/2014		290,000	303,050
The ServiceMaster Company
8.000%, 02/15/2020		200,000	200,000
The William Carter Company
5.250%, 08/15/2021 (S)		550,000	559,625
Thomson Reuters Corp.
0.875%, 05/23/2016		100,000	100,152

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Thomson Reuters Corp. (continued)
1.300%, 02/23/2017		$120,000	$120,093
4.300%, 11/23/2023		265,000	265,501
4.350%, 09/30/2020	CAD	25,000	24,618
Time Warner Cable, Inc.
7.500%, 04/01/2014		$50,000	51,089
8.250%, 02/14/2014		75,000	76,066
Time Warner, Inc.
7.700%, 05/01/2032		10,000	12,640
Toll Brothers Finance Corp.
4.375%, 04/15/2023		215,000	199,413
Townsquare Radio LLC
9.000%, 04/01/2019 (S)		200,000	215,000
Toyota Motor Credit Corp.
0.406%, 03/10/2015 (P)		85,000	85,098
Travelport LLC, PIK
13.875%, 03/01/2016 (S)		252,881	266,789
TRW Automotive, Inc.
4.500%, 03/01/2021 (S)		100,000	102,750
Tupperware Brands Corp.
4.750%, 06/01/2021		160,000	163,087
TVN Finance Corp. III AB
7.375%, 12/15/2020 (S)	EUR	150,000	216,559
Unitymedia KabelBW GmbH
9.500%, 03/15/2021 (S)		675,000	1,062,712
9.500%, 03/15/2021		100,000	157,439
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		$900,000	900,000
6.750%, 09/15/2022 (S)		625,000	687,500
8.500%, 05/15/2021 (S)		675,000	747,563
Viacom, Inc.
2.500%, 09/01/2018		40,000	40,496
Videotron, Ltd.
6.375%, 12/15/2015		50,000	50,063
6.875%, 07/15/2021 (S)	CAD	475,000	490,624
Volkswagen International Finance NV
1.625%, 03/22/2015 (S)		$295,000	298,822
Volkswagen Leasing GmbH
3.250%, 05/10/2018	EUR	100,000	146,990
Vougeot Bidco PLC
7.875%, 07/15/2020 (S)	GBP	100,000	173,448
Voyage Care Bondco PLC
6.500%, 08/01/2018 (S)		100,000	166,084
Whirlpool Corp.
3.700%, 03/01/2023		$50,000	48,299
4.700%, 06/01/2022		250,000	264,037
8.600%, 05/01/2014		170,000	175,628
William Lyon Homes, Inc.
8.500%, 11/15/2020		300,000	322,500
8.500%, 11/15/2020 (S)		150,000	161,250
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)		158,000	164,715
11.500%, 10/01/2018		200,000	231,500
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		375,000	405,000
Wolverine World Wide, Inc.
6.125%, 10/15/2020		125,000	133,438
WPP 2008, Ltd.
6.000%, 04/04/2017	GBP	50,000	91,837
WPP Finance 2010
3.625%, 09/07/2022		$275,000	264,352
4.750%, 11/21/2021		320,000	335,863

133

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
WPP Finance UK
8.000%, 09/15/2014		$65,000	$68,573

			64,956,956
Consumer Staples - 2.3%
Agrokor DD
9.125%, 02/01/2020	EUR	200,000	300,974
Altria Group, Inc.
4.125%, 09/11/2015		$145,000	153,288
4.750%, 05/05/2021		800,000	859,614
9.250%, 08/06/2019		175,000	233,349
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	25,000	47,440
ARAMARK Corp.
5.750%, 03/15/2020 (S)		$200,000	208,500
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		100,000	99,000
Avon Products, Inc.
2.375%, 03/15/2016		80,000	81,027
4.600%, 03/15/2020		395,000	400,588
5.000%, 03/15/2023		515,000	506,475
Barry Callebaut Services NV
5.500%, 06/15/2023 (S)		500,000	508,920
BAT International Finance PLC
6.375%, 12/12/2019	GBP	30,000	59,043
Beverage Packaging Holdings
Luxembourg II SA
5.625%, 12/15/2016 (S)		$250,000	256,250
BFF International, Ltd.
7.250%, 01/28/2020 (S)		100,000	112,750
BI-LO LLC, PIK
8.625%, 09/15/2018 (S)		200,000	207,250
BRF SA
3.950%, 05/22/2023 (S)		200,000	177,500
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)		208,000	227,240
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	326,624
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017		500,000	521,182
4.100%, 03/15/2016		135,000	142,284
Carlsberg Breweries A/S
7.250%, 11/28/2016	GBP	50,000	94,310
Casino Guichard Perrachon SA
3.994%, 03/09/2020	EUR	100,000	147,830
Ceridian Corp.
8.875%, 07/15/2019 (S)		$200,000	231,250
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		360,000	368,180
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		135,000	143,186
Coca-Cola Icecek AS
4.750%, 10/01/2018 (S)		200,000	206,300
ConAgra Foods, Inc.
3.200%, 01/25/2023		325,000	303,672
4.950%, 08/15/2020		160,000	174,272
Constellation Brands, Inc.
6.000%, 05/01/2022		425,000	454,219
Controladora Mabe SA de CV
7.875%, 10/28/2019 (S)		350,000	390,250
7.875%, 10/28/2019		100,000	111,500
Corporacion Azucarera del Peru SA
6.375%, 08/02/2022 (S)		110,000	104,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Del Monte Corp.
7.625%, 02/15/2019		$1,400,000	$1,456,000
Delhaize Group SA
3.125%, 02/27/2020	EUR	100,000	141,159
6.500%, 06/15/2017		$375,000	424,267
Elior Finance & Company SCA
6.500%, 05/01/2020 (S)	EUR	100,000	147,090
ESAL GmbH
6.250%, 02/05/2023 (S)		$555,000	502,275
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		475,000	509,438
Heineken NV
1.400%, 10/01/2017 (S)		135,000	133,692
2.750%, 04/01/2023 (S)		185,000	168,410
7.250%, 03/10/2015	GBP	40,000	70,144
Imperial Tobacco Finance PLC
2.050%, 02/11/2018 (S)		$315,000	313,213
3.500%, 02/11/2023 (S)		570,000	540,814
6.250%, 12/04/2018	GBP	40,000	76,093
JBS Investments GmbH
7.750%, 10/28/2020 (S)		$200,000	201,000
Kraft Foods Group, Inc.
1.625%, 06/04/2015		195,000	197,826
5.000%, 06/04/2042		65,000	63,498
Marfrig Holding Europe BV
11.250%, 09/20/2021 (S)		400,000	388,000
11.250%, 09/20/2021		200,000	194,000
MHP SA
8.250%, 04/02/2020 (S)		460,000	382,950
Michael Foods Holding, Inc., PIK
8.500%, 07/15/2018 (S)		225,000	237,656
Minerva Luxembourg SA
12.250%, 02/10/2022 (S)		200,000	224,500
Mondelez International, Inc.
7.250%, 07/18/2018	GBP	50,000	98,946
Mriya Agro Holding PLC
9.450%, 04/19/2018 (S)		$300,000	252,000
Pernod-Ricard SA
2.950%, 01/15/2017 (S)		215,000	223,832
5.750%, 04/07/2021 (S)		150,000	166,385
Philip Morris International, Inc.
4.375%, 11/15/2041		145,000	132,742
Post Holdings, Inc.
7.375%, 02/15/2022		100,000	106,000
7.375%, 02/15/2022 (S)		150,000	159,000
R&R Ice Cream PLC
8.375%, 11/15/2017 (S)	EUR	200,000	289,425
R&R Ice Cream PLC, PIK
9.250%, 05/15/2018 (S)		250,000	349,891
Red de Carreteras de Occidente SAPIB
de CV
9.000%, 06/10/2028 (S)	MXN	2,000,000	132,366
Reynolds American, Inc.
1.050%, 10/30/2015		$50,000	50,196
3.250%, 11/01/2022		450,000	417,655
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		125,000	128,125
7.125%, 04/15/2019		100,000	107,000
9.000%, 04/15/2019		975,000	1,043,250
9.875%, 08/15/2019		250,000	277,500
Rite Aid Corp.
6.750%, 06/15/2021		500,000	521,875
7.700%, 02/15/2027		425,000	434,563

134

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Rite Aid Corp. (continued)
9.250%, 03/15/2020		$1,075,000	$1,240,281
SABMiller Holdings, Inc.
0.932%, 08/01/2018 (P) (S)		200,000	201,105
1.850%, 01/15/2015 (S)		200,000	202,720
Safeway, Ltd.
6.125%, 12/17/2018	GBP	12,000	22,804
Tesco PLC
6.125%, 02/24/2022		50,000	94,814
The Pantry, Inc.
8.375%, 08/01/2020		$225,000	240,188
Tyson Foods, Inc.
4.500%, 06/15/2022		380,000	386,682
UKRLANDFARMING PLC
10.875%, 03/26/2018		200,000	179,000
US Foods, Inc.
8.500%, 06/30/2019		925,000	987,438
WM Morrison Supermarkets PLC
2.250%, 06/19/2020	EUR	100,000	135,566
WM Wrigley Jr Company
1.400%, 10/21/2016 (S)		$45,000	45,270
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)		105,000	105,656
2.400%, 10/21/2018 (S)		140,000	141,126
Yasar Holdings SA
9.625%, 10/07/2015		400,000	393,800

			23,797,993
Energy - 5.9%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		200,000	210,250
7.625%, 10/22/2019		250,000	262,813
Anadarko Petroleum Corp.
5.750%, 06/15/2014		200,000	205,206
5.950%, 09/15/2016		185,000	208,319
6.375%, 09/15/2017		190,000	221,684
Antero Resources Corp.
5.375%, 11/01/2021 (S)		350,000	353,500
Antero Resources Finance Corp.
6.000%, 12/01/2020		900,000	942,750
7.250%, 08/01/2019		309,000	331,403
9.375%, 12/01/2017		200,000	209,376
Athlon Holdings LP
7.375%, 04/15/2021 (S)		825,000	864,188
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	215,000
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	319,447
Bill Barrett Corp.
7.000%, 10/15/2022		675,000	690,188
7.625%, 10/01/2019		900,000	965,250
Boardwalk Pipelines LP
5.750%, 09/15/2019		205,000	230,738
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014		135,000	136,130
5.700%, 05/15/2017		200,000	227,160
Chesapeake Energy Corp.
3.250%, 03/15/2016		175,000	177,625
5.375%, 06/15/2021		200,000	206,500
5.750%, 03/15/2023		525,000	543,375
CNOOC Curtis Funding No. 1 Pty, Ltd.
4.500%, 10/03/2023 (S)		200,000	201,471
CNOOC Finance 2013, Ltd.
1.125%, 05/09/2016		200,000	199,415

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
CNOOC Finance 2013, Ltd. (continued)
1.750%, 05/09/2018		$200,000	$197,284
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	158,979
Concho Resources, Inc.
5.500%, 04/01/2023		800,000	812,000
7.000%, 01/15/2021		425,000	466,969
Continental Resources, Inc.
5.000%, 09/15/2022		275,000	283,250
Cosan Luxembourg SA
5.000%, 03/14/2023 (S)		200,000	181,000
DCP Midstream LLC
5.375%, 10/15/2015 (S)		150,000	160,290
DCP Midstream Operating LP
2.500%, 12/01/2017		275,000	277,272
3.250%, 10/01/2015		485,000	500,283
3.875%, 03/15/2023		210,000	195,633
DTEK Finance BV
9.500%, 04/28/2015 (S)		150,000	147,975
Ecopetrol SA
4.250%, 09/18/2018		265,000	275,600
5.875%, 09/18/2023		175,000	185,063
El Paso Corp.
6.500%, 09/15/2020		75,000	80,965
7.750%, 01/15/2032		500,000	511,430
7.800%, 08/01/2031		125,000	127,809
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	30,319
Enbridge Energy Partners LP
5.500%, 09/15/2040		110,000	107,198
5.875%, 12/15/2016		175,000	196,505
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	54,811
Encana Corp.
5.800%, 01/18/2018 (S)		30,000	31,593
Energy Transfer Equity LP
5.875%, 01/15/2024		$425,000	423,938
Energy Transfer Partners LP
3.600%, 02/01/2023		615,000	578,379
5.200%, 02/01/2022		550,000	584,919
5.950%, 02/01/2015		215,000	227,088
6.700%, 07/01/2018		30,000	35,086
8.500%, 04/15/2014		180,000	184,791
Eni Finance International SA
5.000%, 01/27/2019	GBP	12,000	21,458
Ensco PLC
3.250%, 03/15/2016		$345,000	361,836
Enterprise Products Operating LLC
1.250%, 08/13/2015		180,000	181,532
5.600%, 10/15/2014		90,000	93,853
5.950%, 02/01/2041		445,000	481,919
7.550%, 04/15/2038		210,000	266,192
EQT Corp.
4.875%, 11/15/2021		645,000	669,891
Exterran Partners LP
6.000%, 04/01/2021 (S)		300,000	298,500
Foresight Energy LLC
7.875%, 08/15/2021 (S)		400,000	412,000
Gazprom Neft OAO
4.375%, 09/19/2022 (S)		200,000	183,750
Gazprom OAO
4.950%, 05/23/2016 (S)		425,000	451,563
6.510%, 03/07/2022		200,000	214,000

135

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Gazprom OAO (continued)
6.605%, 02/13/2018	EUR	50,000	$76,942
7.288%, 08/16/2037		$940,000	987,000
8.625%, 04/28/2034		175,000	206,281
GeoPark Latin America, Ltd. Agencia en
Chile
7.500%, 02/11/2020 (S)		200,000	203,000
KazMunayGas National Company
9.125%, 07/02/2018		1,200,000	1,455,000
Kinder Morgan Energy Partners LP
3.500%, 03/01/2016		95,000	99,887
5.125%, 11/15/2014		90,000	93,830
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)		200,000	219,860
Laredo Petroleum, Inc.
7.375%, 05/01/2022		425,000	460,063
Lukoil International Finance BV
7.250%, 11/05/2019		200,000	230,020
Magellan Midstream Partners LP
4.250%, 02/01/2021		30,000	31,634
6.450%, 06/01/2014		145,000	149,215
Marathon Oil Corp.
0.900%, 11/01/2015		275,000	275,402
MarkWest Energy Partners LP
4.500%, 07/15/2023		1,025,000	971,188
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		155,000	192,186
Murphy Oil Corp.
2.500%, 12/01/2017		160,000	161,078
4.000%, 06/01/2022		400,000	386,114
Nabors Industries, Inc.
2.350%, 09/15/2016 (S)		145,000	147,043
4.625%, 09/15/2021		305,000	307,135
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)		105,000	109,200
Newfield Exploration Company
5.750%, 01/30/2022		350,000	364,875
Noble Energy, Inc.
6.000%, 03/01/2041		285,000	313,312
Noble Holding International, Ltd.
2.500%, 03/15/2017		35,000	35,450
3.450%, 08/01/2015		85,000	88,312
7.375%, 03/15/2014		35,000	35,630
NuStar Logistics LP
4.800%, 09/01/2020		40,000	37,650
6.750%, 02/01/2021		275,000	283,250
Offshore Drilling Holding SA
8.375%, 09/20/2020 (S)		600,000	634,500
ONEOK Partners LP
3.200%, 09/15/2018		95,000	98,183
3.250%, 02/01/2016		260,000	271,107
Origin Energy Finance, Ltd.
2.875%, 10/11/2019	EUR	100,000	139,380
3.500%, 10/09/2018 (S)		$770,000	782,620
PBF Holding Company LLC
8.250%, 02/15/2020		675,000	708,750
PDC Energy, Inc.
7.750%, 10/15/2022		1,050,000	1,136,625
Peabody Energy Corp.
6.000%, 11/15/2018		100,000	106,250
Pemex Project Funding Master Trust
5.500%, 02/24/2025	EUR	369,000	571,307

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pemex Project Funding Master Trust (continued)
6.625%, 06/15/2035		$85,000	$87,125
7.500%, 12/18/2013	GBP	35,000	57,383
Penn Virginia Corp.
8.500%, 05/01/2020		$450,000	484,313
Penn Virginia Resource Partners LP
8.250%, 04/15/2018		375,000	397,500
8.375%, 06/01/2020		300,000	331,500
Pertamina Persero PT
6.000%, 05/03/2042 (S)		257,000	208,170
6.500%, 05/27/2041 (S)		200,000	170,000
Perusahaan Listrik Negara PT
5.250%, 10/24/2042 (S)		200,000	146,000
Petrobras Global Finance BV
2.000%, 05/20/2016		165,000	165,345
4.250%, 10/02/2023	EUR	100,000	136,689
4.375%, 05/20/2023		$350,000	317,961
5.625%, 05/20/2043		113,000	93,294
Petrobras International Finance Company
4.875%, 03/07/2018	EUR	200,000	293,881
5.750%, 01/20/2020		$215,000	223,449
5.875%, 03/01/2018		205,000	221,737
6.875%, 01/20/2040		200,000	194,071
7.875%, 03/15/2019		115,000	132,979
Petrohawk Energy Corp.
7.250%, 08/15/2018		510,000	552,075
Petroleos de Venezuela SA
5.000%, 10/28/2015		2,268,989	1,837,881
5.125%, 10/28/2016		1,518,734	1,111,713
5.250%, 04/12/2017		137,300	95,424
5.375%, 04/12/2027		215,000	116,100
8.500%, 11/02/2017		2,413,200	1,918,494
Petroleos Mexicanos
3.500%, 07/18/2018 to 01/30/2023		1,150,000	1,088,690
4.875%, 01/24/2022		890,000	912,250
5.500%, 01/21/2021 to 06/27/2044		1,730,000	1,579,813
6.500%, 06/02/2041		1,250,000	1,263,530
7.190%, 09/12/2024	MXN	1,000,000	74,276
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		$200,000	253,500
Phillips 66
1.950%, 03/05/2015		185,000	187,989
4.300%, 04/01/2022		365,000	375,374
Pioneer Natural Resources Company
3.950%, 07/15/2022		340,000	343,716
5.875%, 07/15/2016		325,000	361,773
Plains All American Pipeline LP
2.850%, 01/31/2023		155,000	141,483
3.950%, 09/15/2015		425,000	448,287
5.750%, 01/15/2020		210,000	239,561
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	122,500
Precision Drilling Corp.
6.500%, 12/15/2021		75,000	80,063
6.625%, 11/15/2020		425,000	453,688
Range Resources Corp.
5.000%, 08/15/2022		125,000	122,813
Regency Energy Partners LP
5.500%, 04/15/2023		225,000	221,063
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)		250,000	252,512

136

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Repsol International Finance BV
4.750%, 02/16/2017	EUR	55,000	$82,141
Rockies Express Pipeline LLC
6.000%, 01/15/2019 (S)		$350,000	332,500
6.850%, 07/15/2018 (S)		25,000	24,750
Rosneft Finance SA
7.250%, 02/02/2020		180,000	202,500
7.250%, 02/02/2020 (S)		100,000	112,500
Rowan Companies, Inc.
4.875%, 06/01/2022		170,000	174,048
5.000%, 09/01/2017		195,000	213,089
7.875%, 08/01/2019		230,000	281,334
Sabine Pass Liquefaction LLC
5.625%, 04/15/2023 (S)		150,000	142,125
Sabine Pass LNG LP
6.500%, 11/01/2020		375,000	388,125
7.500%, 11/30/2016		150,000	169,500
Samson Investment Company
10.500%, 02/15/2020 (S)		450,000	486,563
Sibur Securities, Ltd.
3.914%, 01/31/2018 (S)		290,000	280,938
SM Energy Company
5.000%, 01/15/2024 (S)		350,000	337,750
6.500%, 11/15/2021 to 01/01/2023		425,000	452,750
6.625%, 02/15/2019		650,000	689,000
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	102,630
Spectra Energy Capital LLC
3.300%, 03/15/2023		355,000	319,283
Spectra Energy Partners LP
2.950%, 09/25/2018		75,000	76,689
Statoil ASA
1.950%, 11/08/2018		255,000	256,888
Suncor Energy, Inc.
5.390%, 03/26/2037 (S)	CAD	45,000	45,379
Swift Energy Company
7.875%, 03/01/2022		$700,000	700,000
8.875%, 01/15/2020		500,000	520,000
Talisman Energy, Inc.
3.750%, 02/01/2021		275,000	264,828
5.125%, 05/15/2015		175,000	183,859
Targa Resources Partners LP
4.250%, 11/15/2023 (S)		925,000	844,063
5.250%, 05/01/2023		50,000	48,750
Tennessee Gas Pipeline Company
8.000%, 02/01/2016		225,000	255,693
Tervita Corp.
9.750%, 11/01/2019 (S)		225,000	218,813
Total Capital SA
3.875%, 12/14/2018	GBP	10,000	17,752
TransCanada PipeLines, Ltd.
0.928%, 06/30/2016 (P)		$265,000	267,374
4.650%, 10/03/2016	CAD	40,000	40,483
Transocean, Inc.
2.500%, 10/15/2017		$270,000	273,861
4.950%, 11/15/2015		130,000	139,556
5.050%, 12/15/2016		530,000	584,748
Tullow Oil PLC
6.000%, 11/01/2020 (S)		625,000	628,906
Western Gas Partners LP
4.000%, 07/01/2022		530,000	517,670
Western Refining, Inc.
6.250%, 04/01/2021		275,000	275,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Williams Companies, Inc.
3.700%, 01/15/2023		$375,000	$339,230
Williams Partners LP
3.350%, 08/15/2022		215,000	201,398
3.800%, 02/15/2015		315,000	326,071
4.125%, 11/15/2020		135,000	138,765
6.300%, 04/15/2040		400,000	428,752
Woodside Finance, Ltd.
8.125%, 03/01/2014 (S)		130,000	132,357
WPX Energy, Inc.
6.000%, 01/15/2022		500,000	502,500

			61,780,866
Financials - 9.1%
A-S Co-Issuer Subsidiary, Inc.
7.875%, 12/15/2020 (S)		150,000	157,125
Abbey National Treasury Services PLC
2.625%, 07/16/2020	EUR	100,000	138,244
ABN AMRO Bank NV
6.250%, 04/27/2022		$200,000	215,580
6.375%, 04/27/2021	EUR	100,000	157,670
ABN AMRO Bank NV (4.310% to
03/10/2016, then 3 month
EURIBOR + 1.660%)
03/10/2016 (Q)		400,000	536,051
ACE INA Holdings, Inc.
5.600%, 05/15/2015		$225,000	241,075
5.875%, 06/15/2014		150,000	154,347
Aflac, Inc.
3.625%, 06/15/2023		365,000	355,755
Ahold Finance USA, Inc.
6.500%, 03/14/2017	GBP	35,000	65,331
AIB Mortgage Bank
4.875%, 06/29/2017	EUR	262,000	390,560
Akbank TAS
3.875%, 10/24/2017 (S)		$156,000	154,440
6.500%, 03/09/2018 (S)		200,000	214,000
7.500%, 02/05/2018 (S)	TRY	300,000	133,178
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/2023		$115,000	108,875
Alfa Bank OJSC
7.500%, 09/26/2019		200,000	210,500
Allianz Finance II BV (5.750% to
07/08/2021, then 3 month
EURIBOR + 3.349%)
07/08/2041	EUR	100,000	154,916
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
01/13/2025		30,000	43,102
American Campus Communities
Operating Partnership LP
3.750%, 04/15/2023		$180,000	169,818
American Capital, Ltd.
6.500%, 09/15/2018 (S)		375,000	388,594
American Express Company
0.828%, 05/22/2018 (P)		320,000	319,672
American International Group, Inc.
3.000%, 03/20/2015		125,000	128,710
3.375%, 08/15/2020		110,000	111,752
4.125%, 02/15/2024		375,000	378,694
4.250%, 09/15/2014		380,000	390,788
6.400%, 12/15/2020		130,000	154,865

137

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ameriprise Financial, Inc.
7.300%, 06/28/2019		$315,000	$392,327
ANZ National International, Ltd.
1.850%, 10/15/2015 (S)		325,000	330,630
Ares Capital Corp.
4.875%, 11/30/2018		525,000	533,871
Arqiva Broadcast Finance PLC
9.500%, 03/31/2020 (S)	GBP	275,000	497,681
Aviv Healthcare Properties LP
7.750%, 02/15/2019		$150,000	161,250
Aviva PLC
9.500%, 06/20/2016	GBP	15,000	29,240
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	76,942
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		50,000	73,614
Banco Bilbao Vizcaya Argentaria SA
4.250%, 01/18/2017		100,000	147,513
Banco de Credito del Peru
5.375%, 09/16/2020 (S)		$200,000	207,000
Banco del Estado de Chile
3.875%, 02/08/2022 (S)		180,000	176,389
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/2022 (S)		700,000	708,750
Banco Santander Chile
3.875%, 09/20/2022 (S)		300,000	281,367
Banco Santander SA
4.000%, 04/07/2020	EUR	300,000	448,754
Bank of America Corp.
1.070%, 03/22/2016 (P)		$95,000	95,434
1.250%, 01/11/2016		210,000	210,925
1.500%, 10/09/2015		435,000	439,349
2.000%, 01/11/2018		260,000	260,791
3.875%, 03/22/2017		520,000	558,699
4.750%, 04/03/2017	EUR	100,000	150,327
5.500%, 12/04/2019	GBP	40,000	74,357
5.625%, 07/01/2020		$725,000	829,116
5.650%, 05/01/2018		1,030,000	1,178,854
6.500%, 08/01/2016		70,000	79,464
Bank of Ceylon
5.325%, 04/16/2018		300,000	285,000
Bank of Georgia
7.750%, 07/05/2017 (S)		200,000	209,518
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	40,000	42,925
Bank of Nova Scotia
0.750%, 10/09/2015		$205,000	205,630
2.740%, 12/01/2016	CAD	30,000	28,798
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.550%, 09/09/2016 (S)		$270,000	272,537
Banque du Liban
10.000%, 04/25/2015		100,000	107,500
Banque Federative du Credit Mutuel SA
2.500%, 10/29/2018 (S)		225,000	225,408
Barclays Bank PLC
4.000%, 10/07/2019	EUR	400,000	625,597
5.200%, 07/10/2014		$455,000	467,952
5.750%, 08/17/2021	GBP	50,000	94,424
6.625%, 03/30/2022	EUR	50,000	80,383

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC (8.250% to 12/15/2018,
then 5 year U.S. Swap Rate + 6.705%)
8.250%, 12/15/2018 (Q)		$525,000	$540,698
BB&T Corp.
1.114%, 06/15/2018 (P)		195,000	196,385
5.200%, 12/23/2015		105,000	113,820
BBVA Banco Continental SA
3.250%, 04/08/2018 (S)		190,000	189,050
BBVA Bancomer SA
6.500%, 03/10/2021		150,000	157,500
BBVA Senior Finance SAU
3.875%, 08/06/2015	EUR	100,000	141,716
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021		$435,000	466,236
4.300%, 05/15/2043		215,000	195,755
BNP Paribas Home Loan SFH
3.750%, 01/11/2021	EUR	200,000	310,066
BNP Paribas SA
2.500%, 08/23/2019		40,000	56,093
2.700%, 08/20/2018		$645,000	660,735
2.875%, 11/27/2017	EUR	50,000	71,965
3.750%, 11/25/2020		40,000	59,992
Boardwalk Pipelines LP
3.375%, 02/01/2023		$565,000	517,046
BR Malls International Finance, Ltd.
8.500%, 01/21/2016 (Q) (S)		160,000	160,539
BR Properties SA
9.000%, 10/07/2015 (Q) (S)		200,000	201,200
Branch Banking & Trust Company
1.050%, 12/01/2016		265,000	265,170
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043		475,000	481,032
Camden Property Trust
2.950%, 12/15/2022		120,000	109,873
4.250%, 01/15/2024		125,000	126,347
Canadian Imperial Bank of Commerce
2.650%, 11/08/2016	CAD	30,000	28,730
Cantor Commercial Real Estate
Company LP
7.750%, 02/15/2018 (S)		$300,000	317,250
Capital One Bank USA NA
1.150%, 11/21/2016		250,000	250,159
Capital One Financial Corp.
2.125%, 07/15/2014		290,000	292,713
2.150%, 03/23/2015		160,000	162,809
CBRE Services, Inc.
5.000%, 03/15/2023		650,000	624,813
Citigroup, Inc.
0.887%, 05/31/2017 (P)	EUR	50,000	65,903
1.038%, 04/01/2016 (P)		$300,000	301,735
1.250%, 01/15/2016		315,000	316,395
1.300%, 04/01/2016 to 11/15/2016		350,000	351,172
3.500%, 08/05/2015	EUR	50,000	70,928
5.500%, 09/13/2025		$210,000	222,191
6.250%, 09/02/2019	GBP	45,000	86,711
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019	EUR	20,000	26,970
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		50,000	82,306
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	378,612

138

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CNA Financial Corp. (continued)
6.500%, 08/15/2016		$90,000	$101,702
CNH Capital LLC
6.250%, 11/01/2016		75,000	82,313
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)		325,000	347,750
Co-Operative Bank PLC
2.375%, 10/23/2015	EUR	100,000	127,727
Commonwealth Bank of Australia
1.950%, 03/16/2015		$270,000	275,097
Cooperatieve Centrale Raiffeisen
4.625%, 12/01/2023		355,000	354,117
Corrections Corp. of America
4.625%, 05/01/2023		75,000	70,688
Country Garden Holdings Company, Ltd.
7.250%, 04/04/2021 (S)		200,000	198,000
7.500%, 01/10/2023 (S)		200,000	193,500
10.500%, 08/11/2015		100,000	109,750
11.125%, 02/23/2018 (S)		450,000	502,313
Credit Suisse/London
5.125%, 09/18/2017	EUR	75,000	116,423
DDR Corp.
3.375%, 05/15/2023		$370,000	342,391
Denali Borrower LLC
5.625%, 10/15/2020 (S)		500,000	492,500
Discover Financial Services
10.250%, 07/15/2019		245,000	315,414
DNB Bank ASA
3.200%, 04/03/2017 (S)		380,000	399,682
DNB Boligkreditt AS
3.375%, 01/20/2017	EUR	244,000	359,538
DuPont Fabros Technology LP
5.875%, 09/15/2021 (S)		$300,000	309,000
E*TRADE Financial Corp.
6.375%, 11/15/2019		720,000	770,400
6.750%, 06/01/2016		425,000	457,938
Eaton Vance Corp.
3.625%, 06/15/2023		130,000	126,708
Equity One, Inc.
3.750%, 11/15/2022		345,000	324,982
Essex Portfolio LP
3.250%, 05/01/2023		110,000	100,766
EUROFIMA
4.000%,10/27/2021	EUR	141,000	220,676
European Investment Bank
8.750%, 08/25/2017	GBP	360,000	744,046
Export-Import Bank of India
2.000%, 04/30/2020	EUR	100,000	133,058
4.000%, 08/07/2017 to 01/14/2023		$435,000	411,340
Export-Import Bank of Korea
4.625%, 02/20/2017	EUR	194,000	289,183
FCE Bank PLC
1.750%, 05/21/2018		100,000	135,830
Fifth Third Bancorp
3.500%, 03/15/2022		$50,000	49,303
3.625%, 01/25/2016		125,000	131,777
4.300%, 01/16/2024		225,000	223,221
8.250%, 03/01/2038		60,000	80,787
Fifth Third Bank
1.150%, 11/18/2016		200,000	200,362
GE Capital Canada Funding Company
5.100%, 06/01/2016	CAD	15,000	15,231
5.730%, 10/22/2037		35,000	38,028

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
GE Capital European Funding
4.625%, 02/22/2027	EUR	100,000	$157,435
5.250%, 05/18/2015		50,000	72,343
GE Capital UK Funding Company
4.375%, 07/31/2019	GBP	20,000	35,310
5.625%, 12/12/2014 to 04/25/2019		80,000	141,706
General Electric Capital Corp.
0.959%, 04/02/2018 (P)		$375,000	376,764
2.375%, 06/30/2015		235,000	241,059
4.625%, 01/07/2021		400,000	440,529
5.300%, 02/11/2021		655,000	728,587
5.875%, 01/14/2038		720,000	814,692
6.875%, 01/10/2039		465,000	588,416
GTB Finance B.V.
7.500%, 05/19/2016 (S)		200,000	211,000
Gulf South Pipeline Company LP
4.000%, 06/15/2022		45,000	44,690
Healthcare Realty Trust, Inc.
3.750%, 04/15/2023		150,000	140,204
5.750%, 01/15/2021		150,000	164,198
Highwoods Realty LP
3.625%, 01/15/2023		165,000	153,170
Hospitality Properties Trust
5.625%, 03/15/2017		155,000	169,685
7.875%, 08/15/2014		65,000	65,907
Host Hotels & Resorts LP
3.750%, 10/15/2023		90,000	84,350
HSBC Bank Canada
3.558%, 10/04/2017	CAD	50,000	49,089
HSBC Bank PLC
0.881%, 05/15/2018 (P) (S)		$215,000	215,483
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	368,485
HSBC Holdings PLC
5.100%, 04/05/2021		$200,000	222,090
5.750%, 12/20/2027	GBP	55,000	98,196
6.000%, 06/10/2019	EUR	50,000	79,795
HSBC USA, Inc.
2.375%, 02/13/2015		$140,000	143,093
Hypo Alpe-Adria-Bank International AG
2.375%, 12/13/2022	EUR	200,000	271,731
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.28%)
04/30/2022		$100,000	94,500
ING Bank NV
1.875%, 02/27/2018	EUR	100,000	138,218
ING US, Inc.
2.900%, 02/15/2018		$295,000	302,845
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	407,924
IntercontinentalExchange Group, Inc.
2.500%, 10/15/2018		$75,000	76,546
International Bank for Reconstruction &
Development
3.875%, 05/20/2019	EUR	217,000	339,285
Intesa Sanpaolo SpA
3.125%, 01/15/2016		$310,000	316,445
3.625%, 12/05/2022	EUR	200,000	286,583
4.000%, 11/08/2018		100,000	143,927
4.125%, 01/14/2016		100,000	142,468
Invesco Finance PLC
3.125%, 11/30/2022		$245,000	229,896
4.000%, 01/30/2024		235,000	235,624

139

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
IPIC GMTN, Ltd.
5.875%, 03/14/2021	EUR	100,000	$161,593
iStar Financial, Inc.
7.125%, 02/15/2018		$125,000	137,500
Jafz Sukuk, Ltd.
7.000%, 06/19/2019		200,000	226,000
Jefferies Group, Inc.
3.875%, 11/09/2015		75,000	78,000
8.500%, 07/15/2019		80,000	97,600
Jefferies LoanCore LLC
6.875%, 06/01/2020 (S)		400,000	395,000
JPMorgan Chase & Company
0.857%, 02/26/2016 (P)		190,000	190,316
2.000%, 08/15/2017		645,000	653,935
3.250%, 09/23/2022		130,000	124,629
3.375%, 05/01/2023		455,000	422,826
4.500%, 01/24/2022		1,185,000	1,257,357
5.250%, 01/14/2015	EUR	50,000	71,410
6.300%, 04/23/2019		$95,000	113,124
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2019	EUR	50,000	69,044
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015		70,000	99,039
KeyCorp
3.750%, 08/13/2015		$215,000	225,364
KFW
0.500%, 04/19/2016		453,000	453,672
4.375%, 07/04/2018	EUR	575,000	905,640
4.700%, 06/02/2037	CAD	245,000	235,207
5.500%, 12/07/2015	GBP	410,000	733,738
5.550%, 06/07/2021		100,000	197,270
6.000%, 08/20/2020	AUD	572,000	563,178
Kilroy Realty LP
4.800%, 07/15/2018		$215,000	233,405
5.000%, 11/03/2015		260,000	278,264
6.625%, 06/01/2020		295,000	338,049
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)	EUR	275,000	413,840
KWG Property Holding, Ltd.
12.750%, 03/30/2016		$200,000	217,500
Ladder Capital Finance Holdings LLLP
7.375%, 10/01/2017		275,000	291,500
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
06/08/2025	EUR	60,000	83,784
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)		$90,000	88,228
Lloyds Bank PLC
2.300%, 11/27/2018		200,000	200,917
Lloyds TSB Bank PLC
6.375%, 06/17/2016	EUR	50,000	76,921
6.500%, 03/24/2020		50,000	78,933
6.500%, 09/14/2020 (S)		$100,000	112,394
7.625%, 04/22/2025	GBP	30,000	58,155
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		$200,000	203,000
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		95,000	96,187

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
McGraw-Hill Global Education
Holdings LLC
9.750%, 04/01/2021 (S)		$300,000	$333,000
Merrill Lynch & Company, Inc.
7.750%, 05/14/2038		165,000	209,166
MetLife Institutional Funding II
0.613%, 01/06/2015 (P) (S)		150,000	150,402
1.144%, 04/04/2014 (P) (S)		260,000	260,800
MetLife, Inc.
5.250%, 06/29/2020	GBP	50,000	92,487
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (S)		$160,000	158,033
1.700%, 06/29/2015 (S)		170,000	172,722
4.625%, 05/16/2017	EUR	100,000	151,828
Morgan Stanley
0.724%, 10/15/2015 (P)		$155,000	154,664
1.488%, 02/25/2016 (P)		435,000	440,796
1.518%, 04/25/2018 (P)		255,000	257,625
2.125%, 04/25/2018		855,000	853,663
3.750%, 02/25/2023		1,375,000	1,338,660
4.900%, 02/23/2017	CAD	45,000	45,312
5.000%, 05/02/2019	EUR	50,000	78,189
5.000%, 11/24/2025		$755,000	755,233
5.125%, 11/30/2015	GBP	100,000	174,716
5.375%, 08/10/2020	EUR	100,000	159,821
5.500%, 07/24/2020 to 07/28/2021		$500,000	563,246
6.625%, 04/01/2018		100,000	117,875
MPH Intermediate Holding Company 2,
PIK
8.375%, 08/01/2018 (S)		200,000	207,000
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	206,000
6.875%, 05/01/2021		350,000	375,375
National Australia Bank, Ltd.
5.375%, 12/08/2014	GBP	50,000	85,505
National Bank of Canada
1.450%, 11/07/2017		$380,000	374,663
Nationstar Mortgage LLC
6.500%, 07/01/2021 to 06/01/2022		450,000	425,250
Nationwide Building Society
3.750%, 01/20/2015	EUR	50,000	70,221
4.375%, 02/28/2022		250,000	405,959
5.625%, 09/09/2019	GBP	50,000	93,873
6.750%, 07/22/2020	EUR	75,000	120,600
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)		$350,000	367,500
5.875%, 03/15/2022 (S)		335,000	343,375
New York Life Funding
5.125%, 02/03/2015	GBP	50,000	85,788
Nordea Bank AB
0.875%, 05/13/2016 (S)		$460,000	461,848
3.750%, 02/24/2017	EUR	50,000	73,813
4.875%, 05/13/2021 (S)		$650,000	679,200
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	435,481
Northern Trust Corp.
3.950%, 10/30/2025		$230,000	226,634
Numericable Finance & Company SCA
12.375%, 02/15/2019 (S)	EUR	450,000	727,638
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024		$375,000	378,750
Onex USI Acquisition Corp.
7.750%, 01/15/2021 (S)		250,000	255,625

140

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	$85,182
Patriot Merger Corp.
9.000%, 07/15/2021 (S)		$300,000	314,250
Peninsula Gaming LLC
8.375%, 02/15/2018 (S)		250,000	271,875
PNC Bank NA
1.150%, 11/01/2016		250,000	251,407
1.300%, 10/03/2016		250,000	252,247
PQ Corp.
8.750%, 05/01/2018 (S)		575,000	626,750
Pricoa Global Funding I
1.150%, 11/25/2016 (S)		480,000	480,034
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	74,076
Principal Financial Group, Inc.
1.850%, 11/15/2017		$60,000	60,017
3.300%, 09/15/2022		75,000	72,676
6.050%, 10/15/2036		180,000	206,757
8.875%, 05/15/2019		135,000	175,987
Principal Life Global Funding II
0.606%, 05/27/2016 (P) (S)		460,000	460,793
1.000%, 12/11/2015 (S)		90,000	90,229
ProLogis LP
4.500%, 08/15/2017		180,000	196,008
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	440,365
Provident Funding Associates LP
6.750%, 06/15/2021 (S)		300,000	304,500
10.125%, 02/15/2019 (S)		125,000	137,813
Prudential Financial, Inc.
5.375%, 06/21/2020		95,000	107,980
Rabobank Nederland NV
4.250%, 01/16/2017	EUR	50,000	74,607
RCI Banque SA
3.250%, 04/25/2018	GBP	20,000	33,246
3.500%, 04/03/2018 (S)		$95,000	97,918
4.250%, 04/27/2017	EUR	50,000	73,784
4.375%, 01/27/2015		25,000	35,262
4.600%, 04/12/2016 (S)		$410,000	435,163
Realogy Group LLC
9.000%, 01/15/2020 (S)		100,000	116,000
Reckson Operating Partnership LP
6.000%, 03/31/2016		125,000	135,718
Regency Centers LP
5.875%, 06/15/2017		35,000	39,292
6.000%, 06/15/2020		165,000	186,363
Regions Financial Corp.
5.750%, 06/15/2015		255,000	272,474
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	255,943
5.625%, 03/15/2017		150,000	166,998
6.450%, 11/15/2019		375,000	439,582
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	463,250
Renaissance Acquisition Corp.
6.875%, 08/15/2021 (S)		350,000	350,875
Royal Bank of Canada
1.250%, 10/29/2018 (S)	EUR	400,000	547,021

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month
CDOR + 1.410%)
06/15/2020	CAD	50,000	$48,818
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015		$160,000	163,892
RPG Byty Sro
6.750%, 05/01/2020 (S)	EUR	100,000	137,579
Santander International Debt SAU
4.000%, 03/27/2017		100,000	145,977
Santander UK PLC
5.000%, 11/07/2023 (S)		$480,000	479,775
Sberbank of Russia
5.125%, 10/29/2022 (S)		200,000	189,500
6.125%, 02/07/2022 (S)		200,000	211,500
Scotiabank Peru SA
4.500%, 12/13/2027 (P) (S)		250,000	222,500
Simon Property Group LP
4.200%, 02/01/2015		250,000	258,181
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	84,597
Societe Generale SA
2.500%, 01/15/2014 (S)		$205,000	205,369
4.000%, 06/07/2023	EUR	100,000	136,364
5.400%, 01/30/2018	GBP	25,000	44,671
Springleaf Finance Corp.
6.900%, 12/15/2017		$425,000	459,000
Standard Chartered Bank
7.750%, 04/03/2018	GBP	50,000	96,765
Standard Chartered PLC
3.625%, 11/23/2022	EUR	100,000	133,829
State Street Corp.
3.100%, 05/15/2023		$245,000	228,409
Sumitomo Mitsui Banking Corp.
1.900%, 01/12/2015 (S)		420,000	424,974
Sumitomo Mitsui Trust Bank, Ltd.
1.800%, 03/28/2018 (S)		285,000	281,925
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		200,000	204,239
Sun Life Financial, Inc.
4.570%, 08/23/2021	CAD	25,000	25,238
SunTrust Banks, Inc.
2.350%, 11/01/2018		$305,000	306,373
3.600%, 04/15/2016		140,000	148,287
Svenska Handelsbanken AB
0.700%, 03/21/2016 (P)		380,000	381,134
Swedbank AB
1.750%, 03/12/2018 (S)		435,000	431,737
Synovus Financial Corp.
5.125%, 06/15/2017		650,000	669,500
7.875%, 02/15/2019		300,000	341,250
The Bank of New York Mellon Corp.
(4.500% to 06/20/2023, then 3 month
LIBOR + 2.460%)
06/20/2023 (Q)		470,000	423,000
The Goldman Sachs Group, Inc.
1.600%, 11/23/2015		615,000	622,629
2.375%, 01/22/2018		595,000	600,677
2.900%, 07/19/2018		860,000	882,417
3.625%, 02/07/2016 to 01/22/2023		375,000	377,615
3.700%, 08/01/2015		160,000	167,160
4.500%, 01/30/2017	EUR	50,000	74,324

141

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
5.250%, 12/15/2015	GBP	10,000	$17,520
5.500%, 10/12/2021		15,000	26,523
5.750%, 01/24/2022		$325,000	366,657
6.125%, 02/14/2017	GBP	16,000	29,335
6.150%, 04/01/2018		$210,000	242,981
6.250%, 02/01/2041		165,000	189,361
6.375%, 05/02/2018	EUR	35,000	56,776
7.500%, 02/15/2019		$140,000	172,433
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		675,000	700,313
The Royal Bank of Scotland PLC
5.375%, 09/30/2019	EUR	50,000	79,422
The Toronto-Dominion Bank
0.786%, 04/30/2018 (P)		$205,000	205,458
5.828%, 07/09/2023 (P)	CAD	50,000	53,388
Towergate Finance PLC
8.500%, 02/15/2018 (S)	GBP	125,000	214,764
10.500%, 02/15/2019 (S)		125,000	215,276
Turkiye Garanti Bankasi A/S
6.250%, 04/20/2021 (S)		$400,000	405,360
Turkiye Halk Bankasi A/S
3.875%, 02/05/2020 (S)		200,000	183,500
4.875%, 07/19/2017 (S)		310,000	315,425
Turkiye Is Bankasi
6.000%, 10/24/2022		300,000	278,250
Turkiye Sise ve Cam Fabrikalari A/S
4.250%, 05/09/2020 (S)		200,000	177,500
U.S. Bancorp
2.200%, 11/15/2016		335,000	346,527
3.442%, 02/01/2016		185,000	194,143
UBS AG
1.238%, 01/28/2014 (P)		250,000	250,418
UBS AG/London
6.000%, 04/18/2018	EUR	50,000	81,126
6.375%, 07/20/2016	GBP	25,000	45,909
UniCredit SpA
2.625%, 10/31/2020	EUR	250,000	343,557
3.625%, 01/24/2019		100,000	139,983
Union Bank NA
2.125%, 06/16/2017		$255,000	258,330
Unum Group
5.625%, 09/15/2020		115,000	128,047
5.750%, 08/15/2042		80,000	83,269
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		50,000	55,040
Ventas Realty LP
1.550%, 09/26/2016		80,000	80,555
2.000%, 02/15/2018		165,000	163,405
3.125%, 11/30/2015		255,000	265,785
3.250%, 08/15/2022		115,000	107,716
Verisure Holding AB
8.750%, 09/01/2018 (S)	EUR	400,000	595,155
Vnesheconombank
6.902%, 07/09/2020 (S)		$105,000	115,385
VTB Bank OJSC
6.551%, 10/13/2020		300,000	315,750
6.950%, 10/17/2022 (S)		200,000	202,500
Wachovia Bank NA
4.875%, 02/01/2015		55,000	57,642
Watco Companies LLC
6.375%, 04/01/2023 (S)		175,000	174,563

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
WaveDivision Escrow LLC
8.125%, 09/01/2020 (S)		$125,000	$130,625
WEA Finance LLC
3.375%, 10/03/2022 (S)		325,000	306,839
5.750%, 09/02/2015 (S)		210,000	227,385
Weingarten Realty Investors
3.500%, 04/15/2023		155,000	143,634
Wells Fargo & Company
1.250%, 02/13/2015		235,000	237,028
Wells Fargo Canada Corp.
2.774%, 02/09/2017	CAD	70,000	67,140
Westpac Banking Corp.
0.976%, 07/30/2018 (P)		$175,000	176,044
1.125%, 09/25/2015		295,000	298,034
5.000%, 10/21/2019	GBP	50,000	91,970
WideOpenWest Finance LLC
10.250%, 07/15/2019		$300,000	333,750
13.375%, 10/15/2019		300,000	347,250
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		175,000	180,071
XLIT, Ltd.
2.300%, 12/15/2018		120,000	119,929
5.250%, 12/15/2043		105,000	106,336

			94,299,966
Health Care - 1.9%
AbbVie, Inc.
1.200%, 11/06/2015		380,000	383,529
2.900%, 11/06/2022		100,000	94,139
Actavis, Inc.
1.875%, 10/01/2017		225,000	224,442
3.250%, 10/01/2022		465,000	435,426
Aetna, Inc.
1.500%, 11/15/2017		295,000	292,842
2.750%, 11/15/2022		225,000	208,576
Agilent Technologies, Inc.
6.500%, 11/01/2017		210,000	244,301
Baxter International, Inc.
3.200%, 06/15/2023		310,000	300,158
Biomet, Inc.
6.500%, 08/01/2020		750,000	795,000
Capella Healthcare, Inc.
9.250%, 07/01/2017		625,000	670,313
Capsugel Financeco SCA
9.875%, 08/01/2019 (S)	EUR	600,000	912,095
Capsugel SA, PIK
7.000%, 05/15/2019 (S)		$200,000	203,500
Catholic Health Initiatives
1.600%, 11/01/2017		25,000	24,593
2.600%, 08/01/2018		120,000	121,516
2.950%, 11/01/2022		215,000	198,960
Celgene Corp.
1.900%, 08/15/2017		45,000	45,220
2.300%, 08/15/2018		105,000	105,500
5.250%, 08/15/2043		215,000	215,119
Centene Corp.
5.750%, 06/01/2017		325,000	346,938
Community Health Systems, Inc.
7.125%, 07/15/2020		475,000	491,625
8.000%, 11/15/2019		595,000	647,063
Crown Newco 3 PLC
7.000%, 02/15/2018 (S)	GBP	100,000	171,280
DaVita, Inc.
6.375%, 11/01/2018		$300,000	315,000

142

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Express Scripts Holding Company
2.750%, 11/21/2014		$170,000	$173,484
3.125%, 05/15/2016		415,000	435,054
3.900%, 02/15/2022		245,000	246,250
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		375,000	405,000
5.875%, 01/31/2022 (S)		150,000	160,125
Gilead Sciences, Inc.
2.400%, 12/01/2014		150,000	152,857
HCA Holdings, Inc.
6.250%, 02/15/2021		300,000	314,250
Holding Medi-Partenaires SAS
7.000%, 05/15/2020 (S)	EUR	350,000	482,714
Hologic, Inc.
6.250%, 08/01/2020		$250,000	263,750
Humana, Inc.
3.150%, 12/01/2022		230,000	213,766
6.450%, 06/01/2016		105,000	118,084
IASIS Healthcare LLC
8.375%, 05/15/2019		575,000	608,063
inVentiv Health, Inc.
11.000%, 08/15/2018 (S)		400,000	339,250
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)		500,000	561,250
Kaiser Foundation Hospitals
3.500%, 04/01/2022		200,000	193,021
Kindred Healthcare, Inc.
8.250%, 06/01/2019		350,000	373,625
Kinetic Concepts, Inc.
10.500%, 11/01/2018		350,000	399,875
12.500%, 11/01/2019		150,000	165,750
Life Technologies Corp.
3.500%, 01/15/2016		180,000	187,969
6.000%, 03/01/2020		250,000	284,811
MedAssets, Inc.
8.000%, 11/15/2018		300,000	323,250
MultiPlan, Inc.
9.875%, 09/01/2018 (S)		500,000	552,500
Par Pharmaceutical Companies, Inc.
7.375%, 10/15/2020		150,000	157,500
Perrigo Company, Ltd.
1.300%, 11/08/2016 (S)		200,000	200,223
2.300%, 11/08/2018 (S)		200,000	200,534
Rottapharm, Ltd.
6.125%, 11/15/2019 (S)	EUR	100,000	140,921
Select Medical Corp.
6.375%, 06/01/2021		$350,000	336,000
Tenet Healthcare Corp.
4.500%, 04/01/2021		300,000	286,500
6.000%, 10/01/2020 (S)		300,000	313,500
Thermo Fisher Scientific, Inc.
1.850%, 01/15/2018		20,000	19,693
Truven Health Analytics, Inc.
10.625%, 06/01/2020		175,000	197,969
UnitedHealth Group, Inc.
0.850%, 10/15/2015		80,000	80,337
3.875%, 10/15/2020		40,000	42,420
4.625%, 11/15/2041		290,000	275,149
4.700%, 02/15/2021		95,000	103,161
Universal Health Services, Inc.
7.000%, 10/01/2018		100,000	107,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Universal Hospital Services, Inc.
7.625%, 08/15/2020		$350,000	$367,500
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/2020 (S)		1,075,000	1,132,781
6.750%, 08/15/2018 (S)		475,000	523,094
Warner Chilcott Co., LLC
7.750%, 09/15/2018		450,000	489,938
WellCare Health Plans, Inc.
5.750%, 11/15/2020		300,000	308,250
WellPoint, Inc.
1.250%, 09/10/2015		115,000	116,022
5.250%, 01/15/2016		195,000	212,301

			20,012,626
Industrials - 3.6%
Accudyne Industries Borrower
7.750%, 12/15/2020 (S)		250,000	263,750
Adecco International Financial
Services BV
2.750%, 11/15/2019	EUR	100,000	137,028
AerCap Aviation Solutions BV
6.375%, 05/30/2017		$350,000	380,625
Affinia Group, Inc.
7.750%, 05/01/2021 (S)		75,000	78,375
Aguila 3 SA
7.875%, 01/31/2018 (S)		875,000	928,594
Air Jamaica, Ltd.
9.375%, 07/08/2015		32,857	33,514
Air Lease Corp.
5.625%, 04/01/2017		575,000	631,063
Aircastle, Ltd.
6.250%, 12/01/2019		400,000	432,000
7.625%, 04/15/2020		25,000	28,250
Alliance Global Group, Inc.
6.500%, 08/18/2017		100,000	105,250
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025 (S)		445,000	430,538
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		85,000	84,788
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		200,000	200,000
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)		440,000	460,900
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		150,000	151,875
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		175,000	187,250
Associated Materials LLC
9.125%, 11/01/2017		675,000	720,563
Atlantia SpA
4.500%, 02/08/2019	EUR	100,000	150,864
6.250%, 06/09/2022	GBP	15,000	27,516
BC Mountain LLC
7.000%, 02/01/2021 (S)		$200,000	199,000
Brunswick Rail Finance, Ltd.
6.500%, 11/01/2017		250,000	255,000
Builders FirstSource, Inc.
7.625%, 06/01/2021 (S)		250,000	259,375

143

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		$100,000	$99,324
5.400%, 06/01/2041		235,000	242,335
Case New Holland, Inc.
7.875%, 12/01/2017		50,000	59,125
Caterpillar Financial Services, Ltd.
2.630%, 06/01/2017	CAD	30,000	28,656
CeramTec Group GmbH
8.250%, 08/15/2021 (S)	EUR	300,000	438,213
Clean Harbors, Inc.
5.125%, 06/01/2021		$175,000	175,875
5.250%, 08/01/2020		175,000	179,813
CNH Capital LLC
3.625%, 04/15/2018		250,000	252,500
CNH Industrial Finance Europe SA
6.250%, 03/09/2018	EUR	425,000	657,507
Coleman Cable, Inc.
9.000%, 02/15/2018		$325,000	342,875
Columbus McKinnon Corp.
7.875%, 02/01/2019		150,000	160,500
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		152,534	173,508
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		206,519	235,948
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		60,962	67,363
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		120,433	128,261
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024		370,648	371,112
Continental Airlines 2012-3 Class C Pass
Through Trust
6.125%, 04/29/2018		375,000	388,125
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		94,185	105,958
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		53,567	61,602
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		92,912	99,881
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		64,835	70,346
Deutsche Raststaetten Gruppe IV Gmbh
6.750%, 12/30/2020 (S)	EUR	200,000	279,913
Ducommun, Inc.
9.750%, 07/15/2018		$300,000	334,500
Dycom Investments, Inc.
7.125%, 01/15/2021		375,000	398,438
Eaton Corp.
1.500%, 11/02/2017		105,000	103,649
4.000%, 11/02/2032		230,000	213,631
Embraer SA
5.150%, 06/15/2022		120,000	119,700
ERAC USA Finance LLC
1.400%, 04/15/2016 (S)		75,000	75,265

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
ERAC USA Finance LLC (continued)
2.250%, 01/10/2014 (S)		$110,000	$110,184
2.750%, 03/15/2017 (S)		110,000	114,232
2.800%, 11/01/2018 (S)		60,000	61,266
3.300%, 10/15/2022 (S)		155,000	146,450
5.250%, 10/01/2020 (S)		350,000	387,413
5.600%, 05/01/2015 (S)		55,000	58,575
6.375%, 10/15/2017 (S)		100,000	116,218
Euramax International, Inc.
9.500%, 04/01/2016		375,000	371,250
Europcar Groupe SA
11.500%, 05/15/2017 (S)	EUR	575,000	912,602
Experian Finance PLC
4.750%, 11/23/2018	GBP	100,000	180,827
Ferreycorp SAA
4.875%, 04/26/2020 (S)		$200,000	188,000
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		5,181	5,362
Florida East Coast Railway Corp.
8.125%, 02/01/2017		450,000	470,813
Frigoglass Finance BV
8.250%, 05/15/2018 (S)	EUR	200,000	283,989
FTI Consulting, Inc.
6.000%, 11/15/2022		$275,000	279,125
G4S International Finance PLC
2.625%, 12/06/2018	EUR	100,000	137,108
Gategroup Finance Luxembourg SA
6.750%, 03/01/2019 (S)		200,000	286,729
GATX Corp.
2.375%, 07/30/2018		$45,000	44,767
2.500%, 03/15/2019		300,000	300,117
3.500%, 07/15/2016		440,000	461,572
4.850%, 06/01/2021		410,000	421,763
General Cable Corp.
6.500%, 10/01/2022 (S)		50,000	49,500
General Electric Capital Corp.
5.250%, 12/07/2028	GBP	10,000	18,206
General Electric Company
0.850%, 10/09/2015		$270,000	271,474
4.125%, 10/09/2042		235,000	214,955
Geo Debt Finance SCA
7.500%, 08/01/2018 (S)	EUR	100,000	144,386
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	30,000	35,378
H&E Equipment Services, Inc.
7.000%, 09/01/2022		$200,000	218,500
HD Supply, Inc.
7.500%, 07/15/2020		525,000	556,500
11.500%, 07/15/2020		125,000	149,375
Heathrow Funding, Ltd.
2.500%, 06/25/2015 (S)		245,000	247,997
4.600%, 02/15/2018	EUR	50,000	76,340
4.875%, 07/15/2021 (S)		$695,000	736,478
5.225%, 02/15/2023	GBP	50,000	90,362
Hutchison Whampoa Finance UK PLC
5.625%, 11/24/2026		50,000	93,362
Interline Brands, Inc., PIK
10.000%, 11/15/2018		$175,000	191,188
International Lease Finance Corp.
2.204%, 06/15/2016 (P)		160,000	161,600
Kansas City Southern de
Mexico SA de CV
2.350%, 05/15/2020		100,000	94,705

144

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Kansas City Southern de Mexico SA
de CV (continued)
3.000%, 05/15/2023		$385,000	$357,641
Kansas City Southern Railway
4.300%, 05/15/2043 (S)		705,000	622,848
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		525,000	568,313
Manpowergroup, Inc.
4.500%, 06/22/2018	EUR	100,000	148,021
Metropolitan Light International, Ltd.
5.250%, 01/17/2018		$600,000	598,800
Milacron LLC
7.750%, 02/15/2021 (S)		350,000	367,500
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		300,000	309,750
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	90,267
Navistar International Corp.
8.250%, 11/01/2021		$250,000	256,875
Norcell Sweden Holding 2 AB
10.750%, 09/29/2019 (S)	EUR	270,000	410,901
Nord Anglia Education UK Holdings PLC
10.250%, 04/01/2017 (S)		$450,000	492,750
Nortek, Inc.
8.500%, 04/15/2021		375,000	414,375
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		92,500	93,888
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)		235,000	230,300
7.125%, 06/26/2042 (S)		200,000	185,750
Odebrecht Offshore Drilling Finance, Ltd.
6.750%, 10/01/2022 (S)		600,000	613,500
Owens Corning
4.200%, 12/15/2022		285,000	276,110
Penske Truck Leasing Company LP
2.500%, 07/11/2014 to 03/15/2016 (S)		210,000	214,724
2.875%, 07/17/2018 (S)		65,000	65,794
3.125%, 05/11/2015 (S)		60,000	61,724
Rentokil Initial PLC
5.750%, 03/31/2016	GBP	50,000	88,333
Republic Services, Inc.
3.550%, 06/01/2022		$185,000	180,798
5.700%, 05/15/2041		600,000	647,662
Rexel SA
5.250%, 06/15/2020 (S)		225,000	227,813
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	46,971
Roper Industries, Inc.
1.850%, 11/15/2017		$40,000	39,951
2.050%, 10/01/2018		105,000	103,890
RSI Home Products, Inc.
6.875%, 03/01/2018 (S)		200,000	209,500
Russian Railways
3.374%, 05/20/2021	EUR	100,000	130,105
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		$125,000	130,938
Southwest Airlines Company
5.250%, 10/01/2014		190,000	196,579
5.750%, 12/15/2016		75,000	83,941
Summit Materials LLC
10.500%, 01/31/2020		375,000	410,625
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	100,000	147,430

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Tervita Corp.
8.000%, 11/15/2018 (S)		$250,000	$258,750
10.875%, 02/15/2018 (S)		200,000	201,500
The Manitowoc Company, Inc.
5.875%, 10/15/2022		275,000	277,750
8.500%, 11/01/2020		175,000	197,750
TransUnion Holding Company, Inc.
8.125%, 06/15/2018		175,000	185,938
Travelport LLC
11.875%, 09/01/2016		150,000	151,875
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)	EUR	100,000	137,932
Union Pacific Corp.
4.750%, 09/15/2041		$405,000	397,876
United Continental Holdings, Inc.
6.000%, 12/01/2020 to 07/15/2028		575,000	543,125
6.375%, 06/01/2018		325,000	338,000
8.000%, 07/15/2024		300,000	298,500
United Rentals North America, Inc.
6.125%, 06/15/2023		200,000	207,000
United Technologies Corp.
4.500%, 06/01/2042		150,000	145,644
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		88,053	95,318
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025		380,000	381,900
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		40,000	42,300
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025		245,000	236,425
US Airways Group, Inc.
6.125%, 06/01/2018		800,000	799,000
USG Corp.
5.875%, 11/01/2021 (S)		100,000	103,500
8.375%, 10/15/2018 (S)		50,000	54,500
9.750%, 01/15/2018		650,000	760,500
Valmont Industries, Inc.
6.625%, 04/20/2020		320,000	362,501
Verisk Analytics, Inc.
5.800%, 05/01/2021		260,000	284,227
Waste Management, Inc.
2.600%, 09/01/2016		110,000	113,936
6.375%, 03/11/2015		65,000	69,461
Wienerberger AG (6.500% to 02/09/2017;
then 3 month EURIBOR + 3.250%)
02/09/2017 (Q)	EUR	350,000	463,767

			36,832,051
Information Technology - 1.7%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		$150,000	155,813
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		750,000	779,063
6.125%, 09/15/2023 (S)		200,000	209,500
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	137,759
Agilent Technologies, Inc.
5.000%, 07/15/2020		145,000	156,261
Alcatel-Lucent USA, Inc.
6.750%, 11/15/2020 (S)		200,000	201,750

145

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Alcatel-Lucent USA, Inc. (continued)
8.875%, 01/01/2020 (S)		$225,000	$246,094
Alliance Data Systems Corp.
6.375%, 04/01/2020 (S)		425,000	443,063
Altice Financing SA
7.875%, 12/15/2019 (S)		200,000	215,500
8.000%, 12/15/2019 (S)	EUR	100,000	146,411
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)		$350,000	360,500
Apple, Inc.
2.400%, 05/03/2023		740,000	670,376
Arrow Electronics, Inc.
3.000%, 03/01/2018		30,000	30,500
3.375%, 11/01/2015		105,000	109,047
4.500%, 03/01/2023		185,000	180,934
Avnet, Inc.
4.875%, 12/01/2022		425,000	425,878
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)		375,000	397,500
CDW LLC
8.500%, 04/01/2019		525,000	583,406
Cerved Technologies SpA
6.375%, 01/15/2020 (S)	EUR	200,000	287,979
Corelogic, Inc.
7.250%, 06/01/2021		$525,000	570,938
Dell, Inc.
4.625%, 04/01/2021		100,000	90,125
5.650%, 04/15/2018		200,000	204,000
5.875%, 06/15/2019		300,000	298,500
7.100%, 04/15/2028		275,000	235,125
Eagle Midco, Inc.
9.000%, 06/15/2018 (S)		450,000	461,250
EarthLink, Inc.
7.375%, 06/01/2020		100,000	100,000
8.875%, 05/15/2019		200,000	197,000
Epicor Software Corp.
8.625%, 05/01/2019		325,000	353,438
Equinix, Inc.
5.375%, 04/01/2023		325,000	319,313
7.000%, 07/15/2021		550,000	602,250
Fidelity National Information
Services, Inc.
3.500%, 04/15/2023		110,000	100,903
First Data Corp.
6.750%, 11/01/2020 (S)		550,000	576,125
12.625%, 01/15/2021		1,550,000	1,817,375
Fiserv, Inc.
3.125%, 06/15/2016		440,000	459,952
3.500%, 10/01/2022		305,000	287,519
Healthcare Technology Intermediate, Inc.,
PIK
7.375%, 09/01/2018 (S)		225,000	231,188
Hewlett-Packard Company
2.350%, 03/15/2015		140,000	142,447
2.625%, 12/09/2014		150,000	152,724
Hughes Satellite Systems Corp.
6.500%, 06/15/2019		475,000	509,438
Infor US, Inc.
9.375%, 04/01/2019		450,000	507,375
Intelsat Jackson Holdings SA
6.625%, 12/15/2022		275,000	280,500
InterXion Holding NV
6.000%, 07/15/2020 (S)	EUR	100,000	141,968

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Lender Processing Services, Inc.
5.750%, 04/15/2023		$475,000	$494,000
NCR Corp.
4.625%, 02/15/2021		75,000	72,750
5.000%, 07/15/2022		275,000	267,438
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)		475,000	489,438
Oracle Corp.
0.824%, 01/15/2019 (P)		320,000	321,618
Sensata Technologies BV
4.875%, 10/15/2023 (S)		400,000	379,000
SunEdison, Inc.
7.750%, 04/01/2019		350,000	365,750
SunGard Data Systems, Inc.
6.625%, 11/01/2019		560,000	584,500
Xerox Corp.
1.059%, 05/16/2014 (P)		105,000	105,132
2.950%, 03/15/2017		45,000	46,303
6.350%, 05/15/2018		350,000	405,062

			17,907,778
Materials - 3.1%
AEP Industries, Inc.
8.250%, 04/15/2019		250,000	268,750
Ainsworth Lumber Company, Ltd.
7.500%, 12/15/2017 (S)		112,000	120,680
AK Steel Corp.
7.625%, 05/15/2020		475,000	448,875
Aleris International, Inc.
7.875%, 11/01/2020		275,000	292,875
ALROSA Finance SA
7.750%, 11/03/2020 (S)		325,000	360,344
ArcelorMittal
5.750%, 08/05/2020		175,000	184,625
6.000%, 03/01/2021		325,000	340,844
6.125%, 06/01/2018		760,000	825,550
6.750%, 02/25/2022		175,000	189,656
10.350%, 06/01/2019		300,000	378,750
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		222,868	238,469
Ardagh Packaging Finance PLC
7.000%, 11/15/2020 (S)		275,000	275,688
9.250%, 10/15/2020 (S)	EUR	525,000	774,007
Bluescope Steel, Ltd.
7.125%, 05/01/2018 (S)		$375,000	390,000
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	350,188
Building Materials Holding Corp.
9.000%, 09/15/2018 (S)		375,000	394,688
Carpenter Technology Corp.
4.450%, 03/01/2023		75,000	72,802
5.200%, 07/15/2021		195,000	201,669
Cascades, Inc.
7.875%, 01/15/2020		700,000	750,750
Cemex Espana Luxembourg
9.875%, 04/30/2019		150,000	169,313
Cemex Finance LLC
9.375%, 10/12/2022 (S)		540,000	598,050
Cemex SAB de CV
5.248%, 09/30/2015 (P) (S)		230,000	235,980
9.000%, 01/11/2018 (S)		795,000	870,525
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016		200,000	208,000
10.500%, 04/27/2017 (S)		200,000	217,500

146

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Ciech Group Financing AB
9.500%, 11/30/2019 (S)	EUR	375,000	$576,429
Clearwater Paper Corp.
7.125%, 11/01/2018		$150,000	161,250
Corp. Nacional del Cobre de Chile
3.000%, 07/17/2022		900,000	817,277
3.750%, 11/04/2020 (S)		315,000	315,063
5.625%, 10/18/2043 (S)		200,000	194,611
6.150%, 10/24/2036		200,000	213,707
7.500%, 01/15/2019 (S)		285,000	343,236
Eastman Chemical Company
2.400%, 06/01/2017		140,000	142,724
Ecolab, Inc.
2.375%, 12/08/2014		220,000	224,104
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)		525,000	514,500
EuroChem Mineral & Chemical Company
OJSC
5.125%, 12/12/2017 (S)		200,000	201,250
Evraz Group SA
6.500%, 04/22/2020 (S)		200,000	188,376
Exopack Holding Corp.
10.000%, 06/01/2018 (S)		250,000	269,063
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		225,000	233,156
Fresnillo PLC
5.500%, 11/13/2023 (S)		400,000	393,000
Goldcorp, Inc.
2.125%, 03/15/2018		160,000	157,114
Graphic Packaging International, Inc.
4.750%, 04/15/2021		200,000	197,000
Grupo Cementos de Chihuahua
SAB de CV
8.125%, 02/08/2020 (S)		200,000	208,000
8.125%, 02/08/2020		210,000	218,400
Hexion US Finance Corp.
6.625%, 04/15/2020		500,000	509,375
8.875%, 02/01/2018		650,000	675,188
Holcim GB Finance, Ltd.
8.750%, 04/24/2017	GBP	50,000	98,697
Holcim US Finance Sarl & Cie SCS
5.150%, 09/12/2023 (S)		$230,000	240,498
6.000%, 12/30/2019 (S)		495,000	567,330
Huntsman International LLC
4.875%, 11/15/2020		150,000	147,750
8.625%, 03/15/2020		100,000	110,500
INEOS Finance PLC
8.375%, 02/15/2019 (S)		350,000	388,938
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		200,000	201,250
International Paper Company
4.750%, 02/15/2022		835,000	882,139
JMC Steel Group
8.250%, 03/15/2018 (S)		475,000	472,625
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	225,000	327,513
Linde Finance BV
6.500%, 01/29/2016	GBP	22,000	39,932
LYB International Finance BV
4.000%, 07/15/2023		$60,000	59,921
LyondellBasell Industries NV
5.000%, 04/15/2019		410,000	460,216

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Magnetation LLC
11.000%, 05/15/2018 (S)		$250,000	$263,750
Mercer International, Inc.
9.500%, 12/01/2017		575,000	629,625
Metalloinvest Finance, Ltd.
5.625%, 04/17/2020 (S)		200,000	194,750
6.500%, 07/21/2016 (S)		300,000	316,935
Momentive Performance Materials, Inc.
8.875%, 10/15/2020		175,000	184,188
9.000%, 01/15/2021		875,000	770,000
Novelis, Inc.
8.750%, 12/15/2020		475,000	532,000
Packaging Corp. of America
4.500%, 11/01/2023		160,000	161,669
PolyOne Corp.
5.250%, 03/15/2023		250,000	243,750
7.375%, 09/15/2020		200,000	221,750
PTT Global Chemical PCL
4.250%, 09/19/2022 (S)		200,000	190,430
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	250,000	362,205
Rio Tinto Finance USA PLC
1.375%, 06/17/2016		$385,000	388,050
Rock-Tenn Company
3.500%, 03/01/2020		185,000	184,210
Ryerson, Inc.
9.000%, 10/15/2017		450,000	473,625
11.250%, 10/15/2018		650,000	682,500
Samarco Mineracao SA
4.125%, 11/01/2022 (S)		265,000	237,175
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		400,000	392,000
7.750%, 07/15/2017 (S)		475,000	516,563
8.375%, 06/15/2019 (S)		200,000	218,000
Severstal Columbus LLC
10.250%, 02/15/2018		450,000	477,000
Steel Dynamics, Inc.
6.125%, 08/15/2019		225,000	244,125
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		199,000	226,860
Texas Industries, Inc.
9.250%, 08/15/2020		300,000	329,250
The Dow Chemical Company
2.500%, 02/15/2016		265,000	274,041
4.250%, 11/15/2020		35,000	37,484
8.550%, 05/15/2019		400,000	517,499
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (S)		350,000	357,000
United States Steel Corp.
6.875%, 04/01/2021		300,000	311,250
US Coatings Acquisition, Inc.
5.750%, 02/01/2021 (S)	EUR	100,000	140,989
7.375%, 05/01/2021 (S)		$175,000	185,500
Vale Overseas, Ltd.
4.375%, 01/11/2022		560,000	540,642
Vale SA
3.750%, 01/10/2023	EUR	100,000	137,239
Votorantim Cimentos SA
5.250%, 04/28/2017 (S)		50,000	73,470
7.250%, 04/05/2041 (S)		$840,000	802,200

147

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
WEPA Hygieneprodukte GmbH
6.500%, 05/15/2020 (S)	EUR	100,000	$145,392

			31,871,826
Telecommunication Services - 3.7%
Altice Finco SA
9.000%, 06/15/2023 (S)		500,000	733,752
9.875%, 12/15/2020 (S)		$600,000	663,000
9.875%, 12/15/2020		200,000	221,000
America Movil SAB de CV
2.375%, 09/08/2016		200,000	205,549
3.625%, 03/30/2015		150,000	154,580
8.460%, 12/18/2036	MXN	1,000,000	71,396
American Tower Corp.
3.400%, 02/15/2019		$135,000	136,977
4.625%, 04/01/2015		435,000	456,215
4.700%, 03/15/2022		95,000	95,666
7.250%, 05/15/2019		280,000	335,614
AT&T, Inc.
3.825%, 11/25/2020	CAD	150,000	141,890
5.875%, 04/28/2017	GBP	50,000	92,071
Bell Canada
5.000%, 02/15/2017 (S)	CAD	45,000	45,782
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		$215,000	196,725
5.125%, 03/11/2023		200,000	183,000
British Telecommunications PLC
8.625%, 03/26/2020	GBP	30,000	63,984
Cable Communications Systems NV
7.500%, 11/01/2020 (S)	EUR	600,000	832,605
CC Holdings GS V LLC
2.381%, 12/15/2017		$645,000	641,525
3.849%, 04/15/2023		945,000	890,335
CenturyLink, Inc.
5.625%, 04/01/2020		750,000	763,125
Clearwire Communications LLC
12.000%, 12/01/2017 (S)		163,000	190,303
Crown Castle International Corp.
5.250%, 01/15/2023		800,000	790,000
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		333,000	344,590
6.113%, 01/15/2020 (S)		240,000	269,875
Deutsche Telekom
International Finance BV
4.250%, 03/16/2020	EUR	25,000	38,515
6.000%, 01/20/2017		30,000	46,838
6.500%, 04/08/2022	GBP	10,000	19,522
7.375%, 12/04/2019		10,000	20,392
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		$400,000	418,000
10.500%, 04/15/2018 (S)		300,000	323,250
Digicel, Ltd.
6.000%, 04/15/2021 (S)		200,000	193,000
Discovery Communications LLC
3.700%, 06/01/2015		325,000	339,182
Eileme 2 AB
11.625%, 01/31/2020 (S)		650,000	781,625
Eutelsat SA
4.125%, 03/27/2017	EUR	50,000	73,588
Goodman Networks, Inc.
12.125%, 07/01/2018 (S)		$50,000	52,750
13.125%, 07/01/2018 (S)		300,000	316,500
Grain Spectrum Funding LLC
4.000%, 10/10/2018 (S)		505,000	507,958

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)		$610,000	$600,831
4.347%, 06/15/2016 (S)		275,000	290,842
7.628%, 06/15/2016 (S)		375,000	404,385
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)		725,000	694,188
6.625%, 12/15/2022 (S)		275,000	280,500
Intelsat Luxembourg SA
7.750%, 06/01/2021 (S)		700,000	733,250
8.125%, 06/01/2023 (S)		300,000	316,500
Koninklijke KPN NV
4.750%, 01/17/2017	EUR	80,000	119,607
Level 3 Communications, Inc.
8.875%, 06/01/2019		$150,000	164,438
11.875%, 02/01/2019		325,000	376,188
Level 3 Financing, Inc.
7.000%, 06/01/2020		200,000	212,000
8.625%, 07/15/2020		550,000	616,000
Matterhorn Financing & CY SCA, PIK
9.000%, 04/15/2019 (S)	EUR	350,000	483,903
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)		375,000	526,365
Matterhorn Mobile Holdings SA
8.250%, 02/15/2020		100,000	148,109
Mediacom Broadband LLC
6.375%, 04/01/2023		$325,000	331,500
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		475,000	494,000
Millicom International Cellular SA
6.625%, 10/15/2021 (S)		400,000	408,000
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		200,000	212,500
NII Capital Corp.
7.625%, 04/01/2021		400,000	160,000
10.000%, 08/15/2016		550,000	286,000
Orange SA
8.000%, 12/20/2017	GBP	15,000	29,938
PAETEC Holding Corp.
9.875%, 12/01/2018		$175,000	195,563
PCCW Capital No 4, Ltd.
5.750%, 04/17/2022		200,000	205,586
Qwest Corp.
7.500%, 10/01/2014		175,000	184,123
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	35,000	36,630
6.750%, 03/15/2015		$165,000	177,430
Sable International Finance, Ltd.
8.750%, 02/01/2020 (S)		200,000	225,250
SBA Telecommunications, Inc.
8.250%, 08/15/2019		98,000	105,840
SBA Tower Trust
2.240%, 04/16/2018 (S)		125,000	124,202
2.933%, 12/15/2017 (S)		555,000	557,386
3.598%, 04/15/2018 (S)		570,000	562,526
4.254%, 04/15/2015 (S)		280,000	283,760
SoftBank Corp.
4.500%, 04/15/2020 (S)		775,000	770,156
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		620,000	750,200
9.125%, 03/01/2017		100,000	118,000
11.500%, 11/15/2021		650,000	851,500
Syniverse Holdings, Inc.
9.125%, 01/15/2019		500,000	546,250

148

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
T-Mobile USA, Inc.
6.464%, 04/28/2019		$500,000	$532,500
6.633%, 04/28/2021		475,000	497,563
6.731%, 04/28/2022		600,000	625,500
6.836%, 04/28/2023		250,000	260,000
Telecom Italia Capital SA
5.250%, 10/01/2015		175,000	183,936
6.175%, 06/18/2014		375,000	384,164
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	68,419
5.625%, 12/29/2015	GBP	50,000	85,901
6.375%, 06/24/2019		400,000	678,213
Telefonica Emisiones SAU
3.192%, 04/27/2018		$215,000	219,424
3.661%, 09/18/2017	EUR	100,000	145,157
3.992%, 02/16/2016		$110,000	115,792
4.693%, 11/11/2019	EUR	50,000	75,765
5.375%, 02/02/2018	GBP	50,000	88,321
6.221%, 07/03/2017		$200,000	226,858
Telstra Corp., Ltd.
6.125%, 08/06/2014	GBP	10,000	16,927
TELUS Corp.
3.350%, 03/15/2023	CAD	65,000	57,961
tw telecom holdings, inc.
5.375%, 10/01/2022 (S)		$250,000	249,063
5.375%, 10/01/2022		200,000	199,250
UPC Holding BV
6.750%, 03/15/2023 (S)	EUR	300,000	415,744
6.750%, 03/15/2023 (S)	CHF	175,000	196,933
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$450,000	491,625
Verizon Communications, Inc.
0.439%, 03/06/2015 (P) (S)		220,000	219,588
2.500%, 09/15/2016		245,000	254,383
4.500%, 09/15/2020		745,000	799,866
5.150%, 09/15/2023		345,000	368,013
6.400%, 09/15/2033		2,160,000	2,410,344
6.550%, 09/15/2043		140,000	159,247
Verizon Wireless Capital LLC
8.500%, 11/15/2018		375,000	482,268
Vimpel Communications
7.748%, 02/02/2021		600,000	646,500
VimpelCom Holdings BV
5.200%, 02/13/2019 (S)		200,000	198,750
7.504%, 03/01/2022 (S)		600,000	626,640
West Corp.
7.875%, 01/15/2019		300,000	324,375
Wind Acquisition Finance SA
6.500%, 04/30/2020 (S)		275,000	290,125
11.750%, 07/15/2017	EUR	100,000	144,383
11.750%, 07/15/2017 (S)		$850,000	903,125

			38,876,748
Utilities - 1.6%
AmeriGas Finance LLC
7.000%, 05/20/2022		375,000	405,938
Appalachian Power Company
6.375%, 04/01/2036		115,000	128,381
Black Hills Corp.
9.000%, 05/15/2014		115,000	119,233
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	85,186
CMS Energy Corp.
4.250%, 09/30/2015		$340,000	357,226

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
CMS Energy Corp. (continued)
5.050%, 03/15/2022		$200,000	$218,554
6.250%, 02/01/2020		105,000	121,519
8.750%, 06/15/2019		100,000	128,557
Comision Federal de Electricidad
4.875%, 01/15/2024 (S)		400,000	397,000
5.750%, 02/14/2042 (S)		200,000	183,000
Constellation Energy Group, Inc.
5.150%, 12/01/2020		80,000	86,036
DPL, Inc.
7.250%, 10/15/2021		275,000	280,500
Duke Energy Corp.
1.625%, 08/15/2017		85,000	85,434
E.CL SA
5.625%, 01/15/2021 (S)		100,000	104,327
E.ON International Finance BV
6.000%, 10/30/2019	GBP	50,000	95,741
Eastern Power Networks PLC
5.750%, 03/08/2024		30,000	56,288
EDF SA
4.600%, 01/27/2020 (S)		$300,000	328,221
Enable Oklahoma Intrastate
Transmission LLC
6.250%, 03/15/2020 (S)		175,000	187,660
Enel Finance International NV
3.875%, 10/07/2014 (S)		250,000	256,083
4.000%, 09/14/2016	EUR	50,000	72,501
5.125%, 10/07/2019 (S)		$220,000	237,912
Enel SpA
5.250%, 01/14/2015	EUR	55,000	78,224
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		$200,000	215,430
ESB Finance, Ltd.
6.500%, 03/05/2020	GBP	50,000	93,433
Exelon Generation Company LLC
6.250%, 10/01/2039		$335,000	337,294
FirstEnergy Corp.
2.750%, 03/15/2018		180,000	177,330
4.250%, 03/15/2023		370,000	344,452
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		75,000	78,441
Gas Natural Capital Markets SA
4.500%, 01/27/2020	EUR	50,000	75,506
GDF Suez
2.625%, 07/20/2022		50,000	69,446
6.125%, 02/11/2021	GBP	50,000	97,701
GenOn Energy, Inc.
7.875%, 06/15/2017		$25,000	27,688
9.500%, 10/15/2018		725,000	835,563
Georgia Power Company
0.574%, 03/15/2016 (P)		90,000	90,001
Hrvatska Elektroprivreda
6.000%, 11/09/2017 (S)		400,000	403,500
Hydro One, Inc.
5.360%, 05/20/2036	CAD	40,000	42,075
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)		$605,000	618,310
Iberdrola Finanzas SAU
4.625%, 04/07/2017	EUR	100,000	149,794
Infinis PLC
7.000%, 02/15/2019 (S)	GBP	300,000	520,343
IPALCO Enterprises, Inc.
5.000%, 05/01/2018		$85,000	89,463

149

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)		$400,000	$420,916
6.875%, 06/21/2023 (S)		650,000	691,175
9.375%, 01/28/2020		250,000	302,635
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		200,000	206,653
Majapahit Holding BV
7.750%, 01/20/2020		550,000	605,000
8.000%, 08/07/2019 (S)		100,000	111,250
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (S)		395,000	369,325
Mississippi Power Company
2.350%, 10/15/2016		80,000	82,725
Monongahela Power Company
5.700%, 03/15/2017 (S)		70,000	77,378
National Grid Gas PLC
6.000%, 06/07/2017	GBP	30,000	56,087
National Grid PLC
5.000%, 07/02/2018	EUR	47,000	74,044
National Power Corp.
6.875%, 11/02/2016		$100,000	112,500
Nevada Power Company
6.650%, 04/01/2036		110,000	135,332
6.750%, 07/01/2037		75,000	93,832
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/2015		70,000	70,547
NiSource Finance Corp.
4.800%, 02/15/2044		110,000	98,183
5.250%, 02/15/2043		155,000	147,802
5.400%, 07/15/2014		315,000	324,105
5.950%, 06/15/2041		215,000	225,547
6.250%, 12/15/2040		95,000	102,632
10.750%, 03/15/2016		115,000	136,327
Northumbrian Water Finance PLC
6.000%, 10/11/2017	GBP	16,000	30,095
NRG Energy, Inc.
6.625%, 03/15/2023		$350,000	358,750
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	252,400
Perusahaan Listrik Negara PT
5.250%, 10/24/2042		200,000	146,000
PPL Capital Funding, Inc.
1.900%, 06/01/2018		55,000	54,269
3.400%, 06/01/2023		325,000	305,395
3.500%, 12/01/2022		335,000	318,886
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		485,000	508,922
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	230,294
Ruwais Power Company PJSC
6.000%, 08/31/2036 (S)		200,000	210,340
RWE Finance BV
1.875%, 01/30/2020	EUR	40,000	53,973
6.500%, 04/20/2021	GBP	20,000	38,674
Scottish Power UK PLC
6.750%, 05/29/2023		6,000	11,832
8.375%, 02/20/2017		20,000	38,828
Sempra Energy
1.014%, 03/15/2014 (P)		$285,000	285,432
Severn Trent Utilities Finance PLC
6.125%, 02/26/2024	GBP	20,000	38,988

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Snam SpA
5.000%, 01/18/2019	EUR	100,000	$154,810
Southern Company
1.950%, 09/01/2016		$115,000	117,640
Southwest Gas Corp.
3.875%, 04/01/2022		190,000	194,351
Suburban Propane Partners LP
7.375%, 08/01/2021		19,000	20,544
Talent Yield Investments, Ltd.
4.500%, 04/25/2022 (S)		200,000	200,043
Tampa Electric Company
6.150%, 05/15/2037		100,000	115,533
TECO Finance, Inc.
5.150%, 03/15/2020		325,000	357,941
6.572%, 11/01/2017		37,000	43,325
Veolia Environnement SA
5.375%, 05/28/2018	EUR	35,000	56,002

			16,866,553

TOTAL CORPORATE BONDS (Cost $399,398,696)			$407,203,363

CAPITAL PREFERRED SECURITIES - 0.1%
Consumer Staples - 0.0%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		$325,000	312,000
Financials - 0.1%
GE Capital Trust IV (4.625% to
09/15/2016, then month EURIBOR
+1.600%)
09/15/2066	EUR	50,000	69,167
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		$510,000	534,225

			603,392

TOTAL CAPITAL PREFERRED SECURITIES (Cost $869,943)			$915,392

MUNICIPAL BONDS - 1.1%
Bay Area Toll Authority (California)
6.263%, 04/01/2049		200,000	248,486
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038		165,000	181,097
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040		245,000	282,299
City of Chicago (Illinois)
6.395%, 01/01/2040		150,000	169,151
City of Houston (Texas)
5.000%, 03/01/2023		165,000	191,106
City of New York (New York)
5.846%, 06/01/2040		205,000	226,753
6.271%, 12/01/2037		115,000	137,293
Commonwealth of Massachusetts
5.000%, 06/01/2025		90,000	102,468
4.500%, 08/01/2031		190,000	185,016
Commonwealth of Pennsylvania
5.000%, 06/01/2024		130,000	149,163
5.000%, 07/01/2021		230,000	272,320
5.000%, 04/01/2025		85,000	97,302
Commonwealth of Virginia
5.000%, 06/01/2023		75,000	90,273

150

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Dallas Independent School District (Texas)
5.000%, 08/15/2029	$150,000	$166,404
Denver City & County School District
No. 1 (Colorado)
4.242%, 12/15/2037	130,000	117,333
District of Columbia
5.591%, 12/01/2034	40,000	44,618
5.250%, 12/01/2034	200,000	218,524
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040	135,000	157,765
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
1.298%, 07/01/2016	475,000	475,993
2.995%, 07/01/2020	265,000	252,826
Guam Power Authority
7.500%, 10/01/2015	75,000	76,350
JobsOhio Beverage System
4.532%, 01/01/2035	125,000	117,299
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	124,897
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	185,000	215,677
Los Angeles Department of Water &
Power (California)
5.000%, 07/01/2043	235,000	244,814
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	137,709
Massachusetts Bay Transportation
Authority
5.000%, 07/01/2020	155,000	184,045
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039	55,000	73,663
New Jersey Transportation Trust Fund
Authority
5.250%, 12/15/2022	150,000	173,943
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	5,000	5,006
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	95,000	113,924
New York City Transitional Finance
Authority (New York)
5.000%, 05/01/2023	170,000	197,198
New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 11/01/2024	110,000	125,156
5.000%, 02/01/2025	105,000	117,527
New York State Dormitory Authority
4.000%, 12/15/2022	125,000	136,880
New York State Urban
Development Corp., Series A-1
5.000%, 03/15/2043	360,000	371,315
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	555,000	505,827
Port Authority of New York & New Jersey
(New York)
4.458%, 10/01/2062	340,000	300,693

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Regional Transportation District
(Colorado)
5.000%, 11/01/2038	$195,000	$204,520
San Diego County Water Authority
(California)
6.138%, 05/01/2049	100,000	118,821
South Carolina State Public Service
Authority
4.322%, 12/01/2027	260,000	251,514
State of California
5.000%, 04/01/2043	45,000	45,770
State of Delaware
5.000%, 08/01/2024	110,000	131,010
State of Georgia
5.000%, 10/01/2021	595,000	714,339
5.000%, 07/01/2024	105,000	123,050
5.000%, 07/01/2023	170,000	201,513
5.000%, 07/01/2025	125,000	144,830
State of Hawaii
5.000%, 12/01/2023	380,000	440,416
5.000%, 11/01/2023	175,000	204,551
5.000%, 11/01/2024	100,000	115,522
State of Minnesota
5.000%, 03/01/2027	125,000	138,464
State of Oregon
5.892%, 06/01/2027	60,000	70,383
State of Washington
5.000%, 07/01/2024	185,000	213,283
5.000%, 07/01/2022	190,000	224,020
Texas Transportation Commission
5.178%, 04/01/2030	240,000	263,988
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	195,000	206,074
University of Texas System
5.000%, 08/15/2043	315,000	332,265
University of Virginia
5.000%, 06/01/2043	75,000	80,270
Utah Transit Authority
5.937%, 06/15/2039	135,000	153,342
Virginia College Building Authority
5.000%, 02/01/2022	85,000	100,253
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	37,244
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	230,660
Virginia Public School Authority
5.000%, 08/01/2023	260,000	304,018

TOTAL MUNICIPAL BONDS (Cost $12,383,940)		$12,038,233

TERM LOANS (M) - 1.6%
Consumer Discretionary - 0.5%
Atlantic Broadband Penn LLC
3.250%, 12/02/2019	222,750	222,193
Charter Communications Operating LLC
3.000%, 07/01/2020	74,813	73,775
3.000%, 01/04/2021	121,417	119,717
Delta 2 Sarl
4.500%, 04/30/2019	985,075	992,463
Gymboree Corp.
5.000%, 02/23/2018	200,000	193,917
Hilton Worldwide Finance LLC
4.000%, 10/26/2020	98,684	98,993

151

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
JC Penney Corp., Inc.
6.000%, 05/22/2018	$623,438	$608,408
MGM Resorts International
3.500%, 12/20/2019	99,250	99,250
Peninsula Gaming LLC
4.250%, 11/20/2017	550,432	552,201
Station Casinos LLC
5.000%, 03/02/2020	671,625	678,173
SuperMedia, Inc., PIK
11.600%, 12/30/2015	457,165	334,492
TWCC Holding Corp.
3.500%, 02/13/2017	375,000	375,856
7.000%, 06/26/2020	350,000	358,313
Univision Communications, Inc.
4.000%, 03/02/2020	248,750	248,972
4.500%, 03/02/2020	311,164	312,185
Village Roadshow, Ltd.
4.750%, 11/21/2017	75,000	75,375

		5,344,283
Consumer Staples - 0.1%
Dunkin’ Brands, Inc.
3.750%, 02/14/2020	207,310	207,684
HJ Heinz Company
3.500%, 06/05/2020	199,500	200,747
PF Chang’s China Bistro, Inc.
5.250%, 07/02/2019	717,750	721,339

		1,129,770
Energy - 0.2%
Chesapeake Energy Corp.
5.750%, 12/01/2017	375,000	382,500
Fieldwood Energy LLC
8.375%, 09/30/2020	500,000	509,465
Foresight Energy LLC
5.500%, 08/19/2020	300,000	300,750
MEG Energy Corp.
3.750%, 03/31/2020	124,053	124,790
Murray Energy Corp.,
TBD 11/21/2019 (T)	175,000	176,422
TGGT Holdings LLC,
TBD 11/12/2018 (T)	300,000	301,875

		1,795,802
Financials - 0.1%
CeramTec Acquisition Corp.
4.250%, 08/28/2020	7,020	7,073
Gardner Denver, Inc.
4.250%, 07/30/2020	200,000	198,932
Lone Star Intermediate Super
Holdings LLC
11.000%, 09/02/2019	350,000	363,125
McGraw-Hill Global Education
Holdings LLC
9.000%, 03/22/2019	199,000	202,184
Nuveen Investments, Inc.
4.164%, 05/15/2017	325,399	321,535
6.500%, 02/28/2019	200,000	195,417
PQ Corp.
4.500%, 08/07/2017	248,125	250,296

		1,538,562
Health Care - 0.1%
Biomet, Inc.
3.687%, 07/25/2017	194,447	195,905

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Health Care (continued)
Capsugel Holdings US, Inc.
3.500%, 08/01/2018	$225,796	$225,231
HCA, Inc.
2.914%, 05/01/2018	579,981	580,068

		1,001,204
Industrials - 0.1%
American Airlines, Inc.
4.750%, 06/27/2019	724,250	728,906
CeramTec GmbH
4.250%, 08/28/2020	21,685	21,848
CeramTec Service GmbH
4.250%, 08/31/2020	71,295	71,829
Four Seasons Holdings, Inc.
4.250%, 06/27/2020	100,000	100,458
Navistar, Inc.
5.750%, 08/17/2017	150,000	152,438

		1,075,479
Information Technology - 0.2%
Activision Blizzard, Inc.
3.250%, 10/12/2020	225,000	225,522
Alcatel-Lucent USA, Inc.
5.750%, 01/30/2019	223,313	225,350
Dell International LLC
4.500%, 04/29/2020	675,000	667,942
First Data Corp.
4.166%, 03/24/2017	237,724	238,219
RP Crown Parent LLC
6.750%, 12/21/2018	321,816	324,230

		1,681,263
Materials - 0.1%
Eagle Spinco, Inc.
3.500%, 01/27/2017	98,954	99,284
INEOS US Finance LLC
4.000%, 05/04/2018	465,671	466,317
Univar, Inc.
5.000%, 06/30/2017	298,468	293,725

		859,326
Telecommunication Services - 0.1%
Cricket Communications, Inc.
4.750%, 03/09/2020	299,250	300,185
Intelsat Jackson Holdings SA
4.250%, 04/02/2018	263,704	264,362

		564,547
Utilities - 0.1%
Equipower Resources Holdings LLC
4.250%, 12/21/2018	563,013	564,245
4.250%, 12/31/2019	698,250	699,704

		1,263,949

TOTAL TERM LOANS (Cost $16,157,247)		$16,254,185

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.8%
Commercial & Residential - 2.2%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.406%, 11/25/2035 (P)	5,907	5,861

152

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America
Commercial Mortgage Trust
Series 2006-1, Class A4,
5.372%, 09/10/2045 (P)	$225,000	$242,450
Series 2006-4, Class A4,
5.634%, 07/10/2046	260,000	283,833
Series 2006-2, Class A4,
5.923%, 05/10/2045 (P)	210,000	229,698
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-5, Class AM,
5.448%, 09/10/2047	425,000	454,822
Series 2007-4, Class AM,
6.004%, 02/10/2051 (P)	210,000	233,840
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.468%, 02/20/2035 (P)	7,105	6,902
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	44,985	45,111
Series 2005-3, Class A4,
4.668%, 07/10/2043	305,000	320,182
Series 2007-1, Class AAB,
5.422%, 01/15/2049	193,151	193,012
Series 2007-5, Class A4,
5.492%, 02/10/2051	960,000	1,058,183
Series 2007-4, Class A4,
5.937%, 02/10/2051 (P)	145,000	162,189
Banc of America Mortgage Securities
Series 2004-I, Class 3A2,
2.746%, 10/25/2034 (P)	13,482	13,657
Series 2005-J, Class 3A1,
2.801%, 11/25/2035 (P)	110,400	101,600
Series 2004-D, Class 2A2,
2.867%, 05/25/2034 (P)	26,081	25,680
Series 2005-B, Class 2A1,
2.879%, 03/25/2035 (P)	115,817	109,157
Series 2004-H, Class 2A2,
2.889%, 09/25/2034 (P)	67,839	67,251
Series 2004-A, Class 2A2,
2.925%, 02/25/2034 (P)	50,827	50,144
Bear Stearns Alt-A Trust, Series 2006-1,
Class 11A1 0.646%, 02/25/2036 (P)	180,504	135,428
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	305,831	318,974
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	108,876	110,349
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	363,000	377,803
Series 2004-T14, Class A4,
5.200%, 01/12/2041 (P)	30,279	30,322
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	95,000	104,535
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	333,818	335,000
Series 2006-T24, Class A4,
5.537%, 10/12/2041	110,000	120,941
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	687,382

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A1,
1.102%, 11/10/2046	$115,000	$114,999
Series 2004-C1, Class A4,
5.582%, 04/15/2040 (P)	86,000	86,921
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class A1,
1.156%, 12/10/2044	39,298	39,431
Series 2005-C6, Class A5B,
5.167%, 06/10/2044 (P)	45,000	47,403
Series 2007-C9, Class A4,
5.993%, 12/10/2049 (P)	675,000	767,279
Credit Suisse Mortgage Capital
Certificates, Series 2008-C1, Class A3
6.234%, 02/15/2041 (P)	145,000	164,912
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.566%, 04/25/2035 (P)	120,338	104,517
DSLA Mortgage Loan Trust
Series 2004-AR4, Class 2A1A,
0.528%, 01/19/2045 (P)	85,885	71,966
Series 2004-AR1, Class A1A,
1.008%, 09/19/2044 (P)	120,661	112,909
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.739%, 10/18/2054 (P) (S)	210,000	216,229
Series 2011-1A, Class A5,
1.746%, 10/18/2054 (P) (S)	200,000	204,273
FREMF Mortgage Trust
Series 2013-K713, Class B,
3.274%, 04/25/2046 (P) (S)	370,000	352,862
Series 2013-K712, Class B,
3.483%, 05/25/2045 (P) (S)	115,000	112,053
Series 2013-K28, Class B,
3.614%, 06/25/2046 (P) (S)	175,000	159,284
Series 2013-K27, Class B,
3.617%, 01/25/2046 (P) (S)	195,000	175,965
Series 2013-K24, Class B,
3.623%, 11/25/2045 (P) (S)	110,000	101,129
Series 2012-K711, Class B,
3.684%, 08/25/2045 (P) (S)	275,000	271,697
Series 2013-K26, Class B,
3.723%, 12/25/2045 (P) (S)	265,000	244,536
Series 2012-K23, Class B,
3.782%, 10/25/2045 (P) (S)	170,000	158,835
Series 2012-K22, Class B,
3.812%, 08/25/2045 (P) (S)	175,000	163,552
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.201%, 06/19/2035 (P)	40,008	39,789
GreenPoint MTA Trust, Seres 2005-AR1,
Class A1 0.406%, 06/25/2045 (P)	209,317	162,803
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	33,067	33,046
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	17,349	17,475
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	270,000	255,494

153

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II (continued)
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	$185,000	$200,151
GS Mortgage Securities Trust,
Series 2013-GC13, Class A1
1.206%, 07/10/2046	104,497	104,597
HarborView Mortgage Loan Trust
Series 2006-9, Class 2A1A,
0.378%, 11/19/2036 (P)	599,883	438,747
Series 2005-2, Class 2A1A,
0.388%, 05/19/2035 (P)	55,818	48,699
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.894%, 10/15/2054 (P) (S)	705,160	714,221
Series 2012-3A, Class B1,
2.444%, 10/15/2054 (P) (S)	250,000	258,406
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.436%, 10/25/2035 (P)	176,170	153,174
Series 2005-4, Class A2,
0.496%, 10/25/2035 (P)	121,006	105,737
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.946%, 10/25/2036 (P)	236,508	191,713
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.356%, 06/25/2037 (P)	88,955	80,654
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C6, Class A1,
1.031%, 05/15/2045	28,661	28,735
Series 2013-C16, Class A1,
1.223%, 12/15/2046	175,000	175,388
Series 2011-C4, Class A1,
1.525%, 07/15/2046 (S)	15,815	15,836
Series 2011-C3A, Class A1,
1.875%, 02/15/2046 (S)	42,359	42,548
Series 2004-C1, Class A3,
4.719%, 01/15/2038	28,572	28,568
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	120,000	123,359
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	890,000	980,469
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	915,000	1,011,533
Series 2004-PNC1, Class A4,
5.536%, 06/12/2041 (P)	115,000	116,860
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	340,000	384,094
Series 2007-CB19, Class A4,
5.895%, 02/12/2049 (P)	575,000	644,838
Series 2007-LD12, Class AM,
6.192%, 02/15/2051 (P)	270,000	301,007
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2012-C8, Class A3,
2.829%, 10/15/2045	350,000	334,052
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	135,352	137,709
Series 2007-CB19, Class AM,
5.895%, 02/12/2049 (P)	470,000	510,155

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.466%, 10/25/2035 (P)	$198,269	$147,213
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4,
4.568%, 01/15/2031	15,090	15,386
Series 2005-C5, Class A4,
4.954%, 09/15/2030	49,886	52,276
Series 2005-C7, Class A4,
5.197%, 11/15/2030 (P)	60,000	63,498
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	343,495
Series 2006-C6, Class A4,
5.372%, 09/15/2039	110,000	120,742
Series 2007-C1, Class A4,
5.424%, 02/15/2040	135,000	149,715
Series 2008-C1, Class A2,
6.320%, 04/15/2041 (P)	630,000	729,473
Series 2008-C1, Class AM,
6.320%, 04/15/2041 (P)	65,000	74,414
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	300,000	337,873
Series 2006-C2, Class AM,
5.782%, 08/12/2043 (P)	235,000	254,697
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C11, Class A1,
1.308%, 08/15/2046	173,624	174,437
Series 2013-C12, Class A1,
1.313%, 10/15/2046	118,566	119,232
Morgan Stanley Capital I
Series 2012-C4, Class A2,
2.111%, 03/15/2045	155,000	158,109
Series 2006-HQ9, Class A4,
5.731%, 07/12/2044 (P)	214,751	235,163
Morgan Stanley Capital I Trust,
Series 2005-T17, Class A5
4.780%, 12/13/2041	67,303	69,031
Sequoia Mortgage Trust
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	829,102	753,761
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	636,406	595,693
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	6,059	5,951
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.623%, 04/25/2037 (P)	141,036	127,833
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.587%, 03/15/2025 (P)	3,586	3,989
Wachovia Bank Commercial
Mortgage Trust, Series 2007-C34,
Class A3 5.678%, 05/15/2046	100,000	112,166
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.456%, 10/25/2045 (P)	32,206	29,369
Series 2005-AR11, Class A1C3,
0.676%, 08/25/2045 (P)	136,010	114,653
Series 2005-AR12, Class 2A1,
2.550%, 09/25/2035 (P)	32,400	32,428

154

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.866%, 03/25/2036 (P)	$125,335	$97,531
Series 2005-AR2, Class 3A1,
2.656%, 03/25/2035 (P)	64,623	65,651
Series 2005-AR2, Class 2A2,
2.672%, 03/25/2035 (P)	123,891	124,935
Series 2003-O, Class 5A1,
2.900%, 01/25/2034 (P)	57,972	57,219
Series 2004-G, Class A3,
4.710%, 06/25/2034 (P)	48,377	48,522
WF-RBS Commercial Mortgage Trust
Series 2013-C16, Class A1,
1.406%, 09/15/2046	97,188	98,036
Series 2013-C13, Class A4,
3.001%, 05/15/2045	275,000	261,461

		22,708,867
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 3153, Class UG,
0.618%, 05/15/2036 (P)	40,581	40,724
Series 3913, Class FA,
0.668%, 08/15/2041 (P)	231,512	232,774
Series 4077, Class MF,
0.668%, 07/15/2042 (P)	372,553	371,773
Series 199, Class PO,
0.788%, 08/01/2028	2,499	2,314
Series K712, Class A1,
1.369%, 05/25/2019	329,305	332,423
Series K502, Class A2,
1.426%, 08/25/2017	400,000	403,882
Series K025, Class A1,
1.875%, 04/25/2022	226,125	223,192
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	1,856	31
Federal National Mortgage Association
Series 2012-79, Class FM,
0.616%, 07/25/2042 (P)	138,402	138,138
Series 319, Class 2 IO,
6.500%, 02/01/2032	7,552	1,395
Government National
Mortgage Association
Series 1998-6, Class EA PO,
0.332%, 03/16/2028	12,642	12,316
Series 2010-164, Class VD,
4.000%, 12/20/2030	400,000	426,634
Series 2010-127, Class PI IO,
4.000%, 05/20/2033	86,302	4,140
Series 2011-2, Class HI IO,
4.000%, 12/20/2035	190,350	17,458
Series 2010-165, Class IP IO,
4.000%, 04/20/2038	2,616,925	399,110
Series 2011-51, Class NX,
4.000%, 10/20/2038	450,000	467,856
Series 2010-127, Class JI IO,
4.000%, 02/20/2039	906,840	127,204
Series 2010-128, Class JC,
4.000%, 06/20/2039	60,000	62,544
Series 2010-144, Class BC,
4.000%, 09/16/2039	285,000	296,005

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2010-144, Class LB,
4.000%, 09/16/2039	$705,000	$729,272
Series 2011-123, Class MA,
4.000%, 07/20/2041	485,000	488,184
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	254,024	60,468
Series 2009-75, Class G,
4.500%, 07/20/2030	14,194	14,559
Series 2010-84, Class NI IO,
4.500%, 12/20/2036	962,817	78,126
Series 2010-42, Class PI IO,
4.500%, 09/20/2037	3,004,498	402,191
Series 2010-98, Class PI IO,
4.500%, 10/20/2037	360,332	48,332
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	396,776	54,813
Series 2010-109, Class CI IO,
4.500%, 12/20/2037	1,241,668	172,348
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	2,123,158	317,474
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	244,251	32,252
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	100,316	17,417
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	565,023	99,083
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	22,050	22,529
Series 2004-47, Class QV,
6.000%, 09/16/2020	434,573	473,011

		6,569,972

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $29,022,566)		$29,278,839

ASSET BACKED SECURITIES - 2.6%
Ally Auto Receivables Trust
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	100,000	103,065
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	195,000	202,275
Ally Master Owner Trust
Series 2012-1, Class A1,
0.968%, 02/15/2017 (P)	345,000	346,487
Series 2013-1, Class A2,
1.000%, 02/15/2018	200,000	200,286
Series 2012-5, Class A,
1.540%, 09/15/2019	535,000	535,674
Series 2011-1, Class A2,
2.150%, 01/15/2016	130,000	130,261
American Express Credit
Account Master Trust
Series 2011-1, Class A,
0.338%, 04/17/2017 (P)	215,000	215,130
Series 2012-5, Class C,
1.070%, 05/15/2018 (S)	200,000	200,888
AmeriCredit
Automobile Receivables Trust
Series 2013-4, Class A3,
0.960%, 04/09/2018	60,000	60,213

155

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile
Receivables Trust (continued)
Series 2011-4, Class A3,
1.170%, 05/09/2016	$88,518	$88,666
Series 2012-1, Class A3,
1.230%, 09/08/2016	90,000	90,265
Series 2013-5, Class B,
1.520%, 01/08/2019	140,000	140,252
Series 2011-5, Class A3,
1.550%, 07/08/2016	381,158	382,463
Series 2012-5, Class C,
1.690%, 11/08/2018	100,000	100,065
Series 2012-1, Class B,
1.730%, 02/08/2017	80,000	80,892
Series 2012-4, Class C,
1.930%, 08/08/2018	140,000	141,349
Series 2011-2, Class B,
2.330%, 03/08/2016	440,000	441,611
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	30,777
Series 2011-1, Class C,
2.850%, 08/08/2016	75,000	76,379
Avis Budget Rental Car
Funding AESOP LLC
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	410,000	406,524
Series 2013-2A, Class A,
2.970%, 02/20/2020 (S)	150,000	154,849
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	15,158	15,189
BMW Vehicle Lease Trust, Series 2013-1,
Class A3 0.540%, 09/21/2015	110,000	109,967
BMW Vehicle Owner Trust,
Series 2011-A, Class A3
0.760%, 08/25/2015	75,206	75,298
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	220,000	219,939
Series 2013-4, Class A3,
1.090%, 03/20/2018	840,000	839,989
Series 2013-2, Class A3,
1.240%, 10/20/2017	175,000	176,152
Series 2013-1, Class B,
1.290%, 04/20/2018	30,000	29,748
Series 2013-1, Class C,
1.740%, 10/22/2018	30,000	29,722
CarMax Auto Owner Trust
Series 2012-1, Class A3,
0.890%, 09/15/2016	61,708	61,894
Series 2011-2, Class A3,
0.910%, 12/15/2015	122,672	122,839
Series 2013-3, Class A3,
0.970%, 04/16/2018	325,000	327,009
Series 2010-3, Class A4,
1.410%, 02/16/2016	186,932	188,104
Series 2012-3, Class D,
2.290%, 04/15/2019	150,000	150,587
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.906%, 10/25/2032 (P)	5,416	5,094
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	16,457	14,376

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Chase Issuance Trust, Series 2013-A8,
Class A8 1.010%, 10/15/2018	$455,000	$456,469
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	293,524	293,876
Citibank Credit Card Issuance Trust,
Series 2013-A6, Class A6
1.320%, 09/07/2018	150,000	151,767
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	650,088	661,105
CNH Equipment Trust
Series 2013-D, Class A3,
0.770%, 10/15/2018	535,000	535,278
Series 2012-A, Class A3,
0.940%, 05/15/2017	313,696	314,580
Series 2013-C, Class A3,
1.020%, 08/15/2018	195,000	196,299
Series 2012-D, Class B,
1.270%, 05/15/2020	290,000	289,474
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
0.768%, 08/15/2019 (P) (S)	410,000	410,000
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.771%, 01/25/2034 (P)	98,640	78,882
Diamond Resorts Owner Trust,
Series 2013-2, Class A
2.270%, 05/20/2026 (S)	510,000	509,950
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	662,150	716,988
Dryrock Issuance Trust, Series 2013-1,
Class A 0.514%, 07/16/2018 (P)	200,000	200,835
Enterprise Fleet Financing LLC
Series 2013-1, Class A2,
0.680%, 09/20/2018 (S)	200,000	199,845
Series 2013-2, Class A2,
1.060%, 03/20/2019 (S)	490,000	491,302
Ford Credit Auto Lease Trust
Series 2012-A, Class A3,
0.850%, 01/15/2015	154,581	154,748
Series 2012-B, Class B,
1.100%, 12/15/2015 (S)	200,000	200,790
Series 2013-B, Class B,
1.230%, 11/15/2016	115,000	115,188
Series 2012-B, Class C,
1.500%, 03/15/2017 (S)	200,000	200,924
Series 2013-B, Class C,
1.510%, 08/15/2017	80,000	80,155
Ford Credit Auto Owner Trust
Series 2013-D, Class A3,
0.670%, 04/15/2018	120,000	120,039
Series 2010-A, Class D,
4.050%, 10/15/2016	100,000	102,341
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A,
1.920%, 01/15/2019	550,000	563,634
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	205,000	213,965
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	630,000	656,404

156

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GE Capital Credit Card Master Note Trust
Series 2011-2, Class A,
0.648%, 05/15/2019 (P)	$190,000	$189,892
Series 2012-A, Class A,
1.030%, 01/15/2018	195,000	195,675
Series 2012-2, Class A,
2.220%, 01/15/2022	480,000	484,535
Series 2010-1, Class C,
5.750%, 03/15/2018 (S)	100,000	105,799
Series 2009-4, Class C,
7.820%, 11/15/2017 (S)	100,000	106,180
GE Dealer Floorplan Master Note Trust
Series 2013-1, Class A,
0.568%, 04/20/2018 (P)	205,000	204,958
Series 2012-4, Class A,
0.608%, 10/20/2017 (P)	250,000	250,291
GE Equipment Small Ticket LLC,
Series 2013-1A, Class A3
1.020%, 02/24/2017 (S)	300,000	301,526
GE Equipment Transportation LLC
Series 2013-2, Class A3,
0.920%, 09/25/2017	190,000	190,310
Series 2012-1, Class A3,
0.990%, 11/23/2015	68,227	68,393
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.192%, 07/25/2037 (P)	268,607	228,022
Series 2005-11, Class 2A1,
0.446%, 10/25/2035 (P)	60,240	54,920
Series 2005-14, Class 2A3,
0.516%, 12/25/2035 (P)	86,476	69,642
Series 2005-MTR1, Class A4,
0.536%, 10/25/2035 (P)	365,000	337,874
GSAA Trust, Series 2005-8, Class A3
0.596%, 06/25/2035 (P)	254,043	236,197
Honda Auto Receivables Owner Trust
Series 2013-4, Class A3,
0.690%, 09/18/2017	320,000	320,395
Series 2013-4, Class A4,
1.040%, 02/18/2020	125,000	125,306
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3
0.336%, 05/25/2037 (P)	159,410	146,354
Huntington Auto Trust
Series 2012-1, Class A3,
0.810%, 09/15/2016	331,687	332,621
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	73,337	73,538
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	175,000	177,999
Hyundai Auto Lease Securitization Trust
Series 2013-B, Class A2,
0.750%, 03/15/2016 (S)	405,000	405,633
Series 2012-A, Class A4,
1.050%, 04/17/2017 (S)	100,000	100,405
Hyundai Auto Receivables Trust
Series 2012-A, Class A3,
0.720%, 03/15/2016	135,451	135,699
Series 2013-A, Class A4,
0.750%, 09/17/2018	175,000	174,580
Series 2011-B, Class D,
3.510%, 11/15/2017	130,000	135,834

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Invitation Homes Trust,
Series 2013-SFR1, Class A
1.400%, 12/17/2030 (P) (S)	$325,000	$325,509
John Deere Owner Trust, Series 2013-A,
Class A3 0.600%, 03/15/2017	185,000	185,249
Mercedes-Benz Auto Lease Trust
Series 2013-B, Class A3,
0.620%, 07/15/2016	240,000	239,988
Series 2013-B, Class A4,
0.760%, 07/15/2019	270,000	269,952
Series 2012-A, Class A3,
0.880%, 11/17/2014	112,950	113,037
Series 2012-A, Class A4,
1.070%, 11/15/2017	160,000	160,276
Series 2011-B, Class A4,
1.240%, 07/17/2017 (S)	180,000	180,109
Mercedes-Benz Auto Receivables Trust,
Series 2011-1, Class A4
1.220%, 12/15/2017	435,000	436,775
Mercedes-Benz Master Owner Trust,
Series 2012-AA, Class A
0.790%, 11/15/2017 (S)	185,000	185,461
Motor PLC
Series 2013-1A, Classs A1,
0.666%, 02/25/2021 (P) (S)	233,333	233,332
Series 2012-A, Class A1C,
1.286%, 02/25/2020 (S)	500,000	500,260
MVW
Owner Trust 2.150%, 04/22/2030 (S)	195,141	196,759
Navistar Financial
Dealer Note Master Trust
Series 2013-1, Class A,
0.836%, 01/25/2018 (P) (S)	220,000	220,051
0.846%, 09/25/2018 (P) (S)	140,000	140,000
Nissan Auto Lease Trust
Series 2013-B, Class A3,
0.750%, 06/15/2016	140,000	140,203
Series 2011-B, Class A3,
0.920%, 02/16/2015	65,358	65,387
Series 2012-A, Class A3,
0.980%, 05/15/2015	120,000	120,190
Series 2012-A, Class A4,
1.130%, 05/15/2017	180,000	180,840
Nissan Auto Receivables Owner Trust,
Series 2013-B, Class A3
0.840%, 11/15/2017	200,000	201,285
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	470,000	484,779
Porsche Financial Auto
Securitization Trust, Series 2011-1,
Class A4 1.190%, 12/17/2018 (S)	169,006	169,457
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2
4.100%, 04/25/2033 (P)	10,793	10,366
Sierra Timeshare
Receivables Funding LLC
Series 2013-1A, Class A,
1.590%, 11/20/2029 (S)	240,790	239,841
Series 2013-3A, Class A,
2.200%, 10/20/2030 (S)	400,000	402,181
Series 2013-2A, Class A,
2.280%, 11/20/2025 (S)	309,824	311,553

157

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-4,
Class A2 1.288%, 07/25/2016 (P)	$109,738	$110,448
SMART Trust
Series 2013-1US, Class A3A,
0.840%, 09/14/2016	90,000	89,952
Series 2012-4US, Class A3A,
0.970%, 03/14/2017	210,000	210,189
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	105,000	104,226
Series 2013-2US, Class A4A,
1.180%, 02/14/2019	235,000	233,355
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	190,000	189,334
Series 2012-2USA, Class A4A,
2.060%, 03/14/2018 (S)	295,000	301,122
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)	35,368	36,608
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A3
0.750%, 02/16/2016	73,668	73,831
Volkswagen Auto Lease Trust,
Series 2012-A, Class A4
1.060%, 05/22/2017	170,000	170,915
Wheels SPV LLC, Series 2012-1,
Class A2 1.190%, 03/20/2021 (S)	105,087	105,348
World Omni Master Owner Trust,
Series 2013-1, Class A
0.518%, 02/15/2018 (P) (S)	115,000	114,859

TOTAL ASSET BACKED SECURITIES (Cost $26,851,519)		$27,014,721

COMMON STOCKS - 12.8%
Consumer Discretionary - 1.4%
Cablevision Systems Corp., Class A	35,900	$602,043
Carnival Corp.	31,700	1,144,687
Comcast Corp., Class A	15,800	787,946
Ford Motor Company	48,500	828,380
General Motors Company (I)	5,000	193,650
Genuine Parts Company	9,500	786,980
Johnson Controls, Inc.	19,600	989,996
Kohl’s Corp.	27,900	1,542,312
Liberty Global PLC, Class A (I)	5,300	454,793
Macy’s, Inc.	18,000	958,680
Mattel, Inc.	32,200	1,489,894
Staples, Inc.	64,600	1,003,238
The Madison Square
Garden, Inc., Class A (I)	10,325	581,917
The New York Times
Company, Class A (L)	33,300	464,868
The Walt Disney Company	10,300	726,562
Tiffany & Company	900	80,226
Time Warner, Inc.	24,233	1,592,350
Whirlpool Corp.	1,000	152,760

		14,381,282
Consumer Staples - 0.7%
Archer-Daniels-Midland Company	36,500	1,469,125
Avon Products, Inc.	49,300	879,019
Campbell Soup Company (L)	28,900	1,119,297
McCormick & Company, Inc.	8,100	558,900
PepsiCo, Inc.	14,600	1,233,116
The Clorox Company	15,800	1,472,086
The Coca-Cola Company	2,500	100,475

		6,832,018

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 2.0%
Anadarko Petroleum Corp.	15,500	$1,376,710
Apache Corp.	29,100	2,662,359
BP PLC, ADR	15,900	747,459
Chevron Corp.	26,000	3,183,440
ConocoPhillips	8,100	589,680
CONSOL Energy, Inc.	26,600	946,428
Diamond Offshore Drilling, Inc. (L)	15,500	930,775
Eni SpA	12,927	310,900
Exxon Mobil Corp.	26,900	2,514,612
Hess Corp.	19,300	1,565,809
Murphy Oil Corp.	22,500	1,460,925
Petroleo Brasileiro SA, ADR (L)	55,700	887,858
Royal Dutch Shell PLC, ADR	28,200	1,880,940
Schlumberger, Ltd.	15,900	1,405,878
Talisman Energy, Inc.	26,400	311,784

		20,775,557
Financials - 2.6%
American Express Company	17,400	1,492,920
Bank of America Corp.	127,085	2,010,485
Capital One Financial Corp.	5,300	379,639
JPMorgan Chase & Company	65,600	3,753,632
Legg Mason, Inc.	30,300	1,185,033
Lincoln National Corp.	20,000	1,026,600
Loews Corp.	9,800	464,030
Marsh & McLennan Companies, Inc.	37,000	1,755,650
McGraw-Hill Financial, Inc.	13,700	1,020,650
Northern Trust Corp.	21,800	1,285,982
PNC Financial Services Group, Inc.	24,200	1,862,190
Regions Financial Corp.	53,300	518,609
Sun Life Financial, Inc. (L)	16,300	570,174
SunTrust Banks, Inc.	36,900	1,336,887
The Allstate Corp.	29,100	1,579,257
The Bank of New York Mellon Corp.	1,000	33,700
The Chubb Corp.	7,100	684,795
U.S. Bancorp	59,300	2,325,746
Wells Fargo & Company	64,600	2,843,692
Weyerhaeuser Company	31,889	960,816
Willis Group Holdings PLC	10,000	447,800

		27,538,287
Health Care - 0.9%
Agilent Technologies, Inc.	9,800	524,986
Bristol-Myers Squibb Company	28,400	1,459,192
GlaxoSmithKline PLC	25,454	672,579
Hospira, Inc. (I)	12,100	475,651
Johnson & Johnson	22,400	2,120,384
Merck & Company, Inc.	32,100	1,599,543
Pfizer, Inc.	59,506	1,888,125
Quest Diagnostics, Inc.	10,800	658,152

		9,398,612
Industrials - 2.1%
3M Company	7,600	1,014,676
Deere & Company	9,800	825,552
Delta Air Lines, Inc.	19,100	553,518
Eaton Corp. PLC	10,768	782,403
Emerson Electric Company	24,600	1,647,954
General Electric Company	151,700	4,044,322
Honeywell International, Inc.	20,300	1,796,753
Illinois Tool Works, Inc.	24,100	1,917,878
Joy Global, Inc.	13,500	763,560
Lockheed Martin Corp.	2,100	297,507
Masco Corp.	35,000	784,700

158

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials (continued)
Norfolk Southern Corp.	16,500	$1,446,885
Stanley Black & Decker, Inc.	3,900	317,421
The Boeing Company	13,000	1,745,250
United Continental Holdings, Inc. (I)	36,600	1,436,550
United Parcel Service, Inc., Class B	15,200	1,556,176
USG Corp. (I)	19,000	520,410
Xylem, Inc.	25,300	874,368

		22,325,883
Information Technology - 1.3%
Analog Devices, Inc.	20,200	974,044
Apple, Inc.	3,200	1,779,424
Applied Materials, Inc.	61,400	1,062,220
CA, Inc.	12,300	405,900
Cisco Systems, Inc.	51,500	1,094,375
Computer Sciences Corp.	17,800	936,636
Corning, Inc.	73,200	1,250,256
Dell, Inc.	93,900	1,291,125
Harris Corp.	19,800	1,277,298
Microsoft Corp.	45,600	1,738,728
Texas Instruments, Inc.	23,300	1,001,900
The Western Union Company (L)	29,500	491,765

		13,303,671
Materials - 0.6%
E.I. du Pont de Nemours & Company	12,900	791,802
International Paper Company	39,200	1,828,680
MeadWestvaco Corp.	19,200	674,112
Newmont Mining Corp.	17,100	424,593
Nucor Corp.	24,300	1,240,758
Potash Corp. of Saskatchewan, Inc. (L)	17,000	538,050
Smurfit Kappa Group PLC	12,325	289,657
Vulcan Materials Company	17,200	969,564

		6,757,216
Telecommunication Services - 0.5%
American Tower Corp.	1,975	153,596
AT&T, Inc.	57,035	2,008,202
CenturyLink, Inc.	19,975	613,233
Crown Castle International Corp. (I)	2,500	185,575
Telefonica SA	27,304	448,108
Verizon Communications, Inc.	24,200	1,200,804
Vodafone Group PLC	151,772	562,643

		5,172,161
Utilities - 0.7%
AES Corp.	38,100	555,117
Duke Energy Corp.	22,643	1,584,104
Entergy Corp.	18,600	1,151,154
Exelon Corp.	34,000	914,940
FirstEnergy Corp.	19,400	633,022
NiSource, Inc.	47,400	1,498,788
Xcel Energy, Inc.	28,500	798,570

		7,135,695

TOTAL COMMON STOCKS (Cost $94,595,143)		$133,620,382

PREFERRED SECURITIES - 0.3%
Consumer Discretionary - 0.1%
General Motors Company,
Series B, 4.750%	18,200	964,964
Spanish Broadcasting System, Inc.,
PIK, 10.750%	302	229,520

		1,194,484

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED SECURITIES (continued)
Financials - 0.2%
Ally Financial, Inc., 7.000% (S)		750	$720,727
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)		19,925	534,787
Weyerhaeuser Company, 6.375%		1,450	79,489

			1,335,003
Telecommunication Services - 0.0%
Crown Castle International Corp., 4.500%		2,250	226,125

TOTAL PREFERRED SECURITIES (Cost $2,463,837)			$2,755,612

PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
Over the Counter Purchased Call on the
EUR vs USD (Expiration Date:
05/14/2014; Strike Price : $1.29;
Counterparty: JP Morgan Securities) (I)		3,400,000	21,301

TOTAL PURCHASED OPTIONS (Cost $25,245)			$21,301

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral
Investment Trust, 0.1849% (W) (Y)		392,071	$3,923,885

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,923,934)			$3,923,885

SHORT-TERM INVESTMENTS - 1.5%
Foreign Government - 0.0%
Government of France 0.045%,
01/16/2014 *	EUR	119,000	161,684
U.S. Government - 0.0%
U.S. Treasury Bill 0.015%, 02/06/2014 *		$200,000	199,985
Money Market Funds - 1.5%
T. Rowe Price Investment Reserve
Fund, 0.0503% (Y)		15,518,772	15,518,772

TOTAL SHORT-TERM INVESTMENTS (Cost $15,879,579)			$15,880,441

Total Investments (Spectrum Income Fund)
(Cost $992,087,911) - 99.4%			$1,033,153,803
Other assets and liabilities, net - 0.6%			6,472,565

TOTAL NET ASSETS - 100.0%			$1,039,626,368

Strategic Equity Allocation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.0%
Consumer Discretionary - 12.0%
Auto Components - 0.6%
Aisin Seiki Company, Ltd.	16,100	$648,588
American Axle &
Manufacturing Holdings, Inc. (I)	9,365	187,300
BorgWarner, Inc.	20,408	2,187,125
Bridgestone Corp.	55,400	2,031,312
Cheng Shin Rubber Industry Company, Ltd.	164,516	431,865
Cie Generale des Etablissements Michelin	14,504	1,571,142
Continental AG	11,782	2,458,668
Cooper Tire & Rubber Company	8,784	216,086
Dana Holding Corp.	20,371	413,124

159

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Delphi Automotive PLC	49,557	$2,901,562
Denso Corp.	41,300	2,071,165
Dorman Products, Inc. (I)	3,526	175,524
Drew Industries, Inc.	3,172	171,954
Federal-Mogul Corp. (I)	2,769	56,820
Fox Factory Holding Corp. (I)	1,456	26,761
Fuel Systems Solutions, Inc. (I)	2,106	28,768
Gentex Corp.	38,511	1,148,013
Gentherm, Inc. (I)	4,741	114,543
GKN PLC	132,298	820,378
Halla Climate Control Corp.	3,020	109,352
Hankook Tire Company, Ltd.	6,018	355,038
Hankook Tire Worldwide Company, Ltd.	304	6,860
Hyundai Mobis	5,597	1,624,179
Hyundai Wia Corp.	1,254	224,915
Johnson Controls, Inc.	119,864	6,054,331
Koito Manufacturing Company, Ltd.	8,000	153,987
Modine Manufacturing Company (I)	6,645	88,246
Nan Kang Rubber Tire Company, Ltd. (I)	39,994	50,587
NGK Spark Plug Company, Ltd.	15,000	348,773
NHK Spring Company, Ltd.	12,500	141,404
NOK Corp.	6,700	107,397
Nokian Renkaat OYJ	21,886	1,081,382
Pirelli & C. SpA	31,173	479,833
Remy International, Inc.	2,040	47,389
Spartan Motors, Inc.	5,618	38,820
Standard Motor Products, Inc.	2,771	96,209
Stanley Electric Company, Ltd.	11,400	251,254
Stoneridge, Inc. (I)	4,130	53,318
Sumitomo Rubber Industries, Ltd.	13,700	193,760
Superior Industries International, Inc.	3,355	66,228
Tenneco, Inc. (I)	8,454	485,260
The Goodyear Tire & Rubber Company	43,880	976,769
The Yokohama Rubber Company, Ltd.	16,000	165,852
Toyoda Gosei Company, Ltd.	5,100	125,548
Toyota Boshoku Corp.	4,600	63,405
Toyota Industries Corp.	13,500	588,091

		31,638,885
Automobiles - 1.5%
Astra International Tbk PT	609,608	317,854
Bayerische Motoren Werke AG	34,807	3,998,676
Brilliance China Automotive Holdings, Ltd.	302,000	530,443
Byd Company, Ltd., H Shares (I)	51,494	259,350
China Motor Corp.	36,000	33,563
Daihatsu Motor Company, Ltd.	15,400	282,168
Daimler AG	101,432	8,404,571
Dongfeng Motor Group Company, Ltd.,
H Shares	262,780	419,711
Fiat SpA (I)	116,080	920,869
Ford Motor Company	692,411	11,826,380
Ford Otomotiv Sanayi AS	4,344	55,630
Fuji Heavy Industries, Ltd.	50,600	1,431,628
Geely Automobile Holdings Company, Ltd.	450,000	231,754
General Motors Company (I)	165,210	6,398,583
Great Wall Motor Company, Ltd., H Shares	106,250	647,878
Guangzhou Automobile Group Company, Ltd.,
H Shares	215,219	287,870
Harley-Davidson, Inc.	39,662	2,658,147
Honda Motor Company, Ltd.	139,100	5,888,606
Hyundai Motor Company	12,699	3,026,340
Isuzu Motors, Ltd.	100,000	639,899
Kia Motors Corp.	21,674	1,237,682
Mahindra & Mahindra, Ltd., ADR	1,434	22,012

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Mahindra & Mahindra, Ltd., GDR	68,171	$1,038,951
Mazda Motor Corp. (I)	230,000	1,059,431
Mitsubishi Motors Corp. (I)(L)	36,100	391,707
Nissan Motor Company, Ltd.	211,100	1,931,153
Renault SA	15,525	1,373,395
Suzuki Motor Corp.	30,500	784,585
Tata Motors, Ltd., ADR (L)	28,036	910,329
Thor Industries, Inc.	11,899	643,379
Tofas Turk Otomobil Fabrikasi AS	6,049	39,453
Toyota Motor Corp.	236,100	14,724,099
UMW Holdings BHD	39,100	150,814
Volkswagen AG	3,011	782,119
Winnebago Industries, Inc. (I)	3,917	121,270
Yamaha Motor Company, Ltd.	23,200	369,151
Yulon Motor Company, Ltd.	69,000	113,525

		73,952,975
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,621	119,662
Dah Chong Hong Holdings, Ltd.	89,000	71,335
Genuine Parts Company (L)	27,087	2,243,887
Imperial Holdings, Ltd.	9,220	191,040
Jardine Cycle and Carriage, Ltd.	7,254	204,431
LKQ Corp. (I)	80,131	2,656,343
Pool Corp.	6,520	365,381
VOXX International Corp. (I)	2,886	51,486
Weyco Group, Inc.	1,086	31,874

		5,935,439
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	2,474	111,800
Anhanguera Educacional Participacoes SA	25,400	169,315
Apollo Education Group, Inc. (I)	26,498	696,632
Ascent Capital Group, Inc., Class A (I)	2,018	173,508
Benesse Holdings, Inc.	5,900	226,809
Bridgepoint Education, Inc. (I)	2,595	48,008
Bright Horizons Family Solutions, Inc. (I)	1,613	56,213
Capella Education Company	1,544	101,472
Career Education Corp. (I)	8,290	41,865
Carriage Services, Inc.	2,320	43,546
Corinthian Colleges, Inc. (I)(L)	11,897	19,987
DeVry Education Group, Inc. (L)	15,138	538,005
Education Management Corp. (I)	3,445	39,790
Estacio Participacoes SA	17,600	152,080
Grand Canyon Education, Inc. (I)	6,321	287,858
H&R Block, Inc.	47,537	1,325,807
Hillenbrand, Inc.	7,625	214,263
ITT Educational Services, Inc. (I)(L)	3,277	127,770
K12, Inc. (I)	3,797	79,889
Kroton Educacional SA	12,200	205,141
LifeLock, Inc. (I)	8,400	144,648
Lincoln Educational Services Corp.	3,677	19,672
Mac-Gray Corp.	1,866	39,746
Matthews International Corp., Class A	11,245	474,314
Regis Corp. (L)	18,258	291,945
Service Corp. International	56,583	1,022,455
Sotheby’s	27,722	1,421,030
Steiner Leisure, Ltd. (I)	2,073	122,639
Stewart Enterprises, Inc., Class A	10,007	132,593
Strayer Education, Inc.	1,575	58,511
Universal Technical Institute, Inc.	3,238	47,113

		8,434,424

160

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.6%
Accor SA	12,565	$550,583
AFC Enterprises, Inc. (I)	3,355	146,244
Bally Technologies, Inc. (I)(L)	10,387	774,559
Berjaya Sports Toto BHD	50,712	61,517
Biglari Holdings, Inc. (I)	208	100,892
BJ’s Restaurants, Inc. (I)	3,557	105,429
Bloomin’ Brands, Inc. (I)	7,741	202,814
Bob Evans Farms, Inc. (L)	11,109	617,549
Boyd Gaming Corp. (I)	9,703	111,099
Bravo Brio Restaurant Group, Inc. (I)	3,141	50,162
Brinker International, Inc.	17,694	832,149
Buffalo Wild Wings, Inc. (I)	2,617	393,178
Caesars Entertainment Corp. (I)(L)	5,139	105,041
Carnival Corp.	77,852	2,811,236
Carnival PLC	15,118	551,095
Carrols Restaurant Group, Inc. (I)	4,197	28,120
CEC Entertainment, Inc.	2,515	120,594
Chipotle Mexican Grill, Inc. (I)	5,409	2,833,559
Churchill Downs, Inc.	1,955	175,657
Chuy’s Holdings, Inc. (I)	2,348	81,804
Compass Group PLC	152,480	2,297,490
Cracker Barrel Old Country Store, Inc.	2,730	296,178
Crown, Ltd.	19,594	300,803
Darden Restaurants, Inc.	22,663	1,208,618
Denny’s Corp. (I)	13,412	96,566
Diamond Resorts International, Inc. (I)	2,492	44,532
DineEquity, Inc.	2,317	194,929
Domino’s Pizza, Inc.	14,872	1,028,101
Echo Entertainment Group, Ltd.	31,089	71,252
Fiesta Restaurant Group, Inc. (I)	2,783	136,284
Flight Centre, Ltd.	2,900	128,210
Formosa International Hotels Corp.	3,410	39,222
Galaxy Entertainment Group, Ltd. (I)	179,000	1,400,901
Genting BHD	167,500	530,479
Genting Malaysia BHD	251,660	330,861
Genting Singapore PLC	402,400	470,870
InterContinental Hotels Group PLC	21,962	682,277
International Game Technology	45,702	799,328
International Speedway Corp., Class A	11,402	391,431
Interval Leisure Group, Inc.	5,610	150,236
Isle of Capri Casinos, Inc. (I)	3,568	29,008
Jack in the Box, Inc. (I)	6,249	295,890
Jamba, Inc. (I)	2,780	32,804
Kangwon Land, Inc.	8,230	258,270
Krispy Kreme Doughnuts, Inc. (I)	9,151	232,252
Life Time Fitness, Inc. (I)	16,535	802,113
Luby’s, Inc. (I)(L)	3,537	31,762
Marcus Corp.	2,908	42,428
Marriott International, Inc., Class A	40,331	1,896,364
Marriott Vacations Worldwide Corp. (I)	3,996	208,751
McDonald’s Corp.	175,708	17,108,688
McDonald’s Holdings Company, Ltd.	5,400	148,567
MGM China Holdings, Ltd.	84,800	300,747
Minor International PCL, Foreign Shares	49,900	37,763
Monarch Casino & Resort, Inc. (I)	1,361	24,158
Morgans Hotel Group Company (I)	4,409	35,492
Multimedia Games Holding Company, Inc. (I)	4,065	117,885
Nathan’s Famous, Inc. (I)	563	29,693
Noodles & Company (I)(L)	872	35,429
Orient-Express Hotels, Ltd., Class A (I)	13,138	193,523
Oriental Land Company, Ltd.	4,300	633,169
Panera Bread Company, Class A (I)	7,485	1,324,022
Papa John’s International, Inc.	2,298	195,043

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc. (I)	8,069	$202,855
Red Robin Gourmet Burgers, Inc. (I)	1,982	157,985
Ruby Tuesday, Inc. (I)	8,724	61,504
Ruth’s Hospitality Group, Inc.	5,274	75,840
Sands China, Ltd.	204,452	1,544,709
Scientific Games Corp., Class A (I)	19,595	351,730
Shangri-La Asia, Ltd.	122,500	235,110
SJM Holdings, Ltd.	164,384	531,076
Sodexo	7,494	751,236
Sonic Corp. (I)	7,892	156,183
Speedway Motorsports, Inc.	1,934	38,931
Starbucks Corp.	132,336	10,780,091
Starwood Hotels & Resorts Worldwide, Inc.	34,044	2,535,597
Tabcorp Holdings, Ltd.	33,810	108,541
Tatts Group, Ltd.	63,414	178,280
Texas Roadhouse, Inc.	8,736	244,433
The Cheesecake Factory, Inc. (L)	20,691	1,008,686
The Wendy’s Company (L)	75,654	651,381
Town Sports International Holdings, Inc.	3,815	52,456
TUI Travel PLC	37,525	225,448
Vail Resorts, Inc.	4,990	378,192
Whitbread PLC	15,202	887,106
William Hill PLC	72,637	457,632
Wyndham Worldwide Corp.	22,819	1,636,350
Wynn Macau, Ltd.	131,150	502,347
Wynn Resorts, Ltd.	14,473	2,400,637
Yum! Brands, Inc.	78,977	6,134,933

		77,554,939
Household Durables - 0.6%
Arcelik AS	15,488	103,955
Bassett Furniture Industries, Inc.	1,743	27,487
Beazer Homes USA, Inc. (I)(L)	3,551	73,896
Blyth, Inc. (L)	1,456	18,185
Casio Computer Company, Ltd.	19,600	222,480
Cavco Industries, Inc. (I)	1,031	69,562
Coway Company, Ltd.	4,640	290,356
CSS Industries, Inc.	1,374	42,786
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	18,800	125,884
D.R. Horton, Inc.	48,969	973,504
Electrolux AB	13,126	318,942
Ethan Allen Interiors, Inc. (L)	3,508	108,397
Garmin, Ltd. (L)	21,862	1,061,619
Haier Electronics Group Company, Ltd.	82,000	193,369
Harman International Industries, Inc.	11,650	944,116
Helen of Troy, Ltd. (I)	4,398	214,227
Hooker Furniture Corp.	1,835	31,342
Hovnanian Enterprises, Inc., Class A (I)(L)	15,887	81,500
Husqvarna AB, B Shares	22,228	133,280
iRobot Corp. (I)	3,959	131,478
Jarden Corp. (I)	31,567	1,775,328
KB Home (L)	33,748	591,602
La-Z-Boy, Inc.	7,330	214,476
Leggett & Platt, Inc. (L)	25,015	755,703
Lennar Corp., Class A (L)	28,905	1,033,643
LG Electronics, Inc.	8,818	569,363
Libbey, Inc. (I)	3,048	70,104
Lifetime Brands, Inc.	1,659	24,255
M/I Homes, Inc. (I)	3,425	75,247
MDC Holdings, Inc.	15,863	479,380
Meritage Homes Corp. (I)	5,025	218,990
Mohawk Industries, Inc. (I)	16,264	2,277,285
MRV Engenharia e Participacoes SA	21,800	85,547

161

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
NACCO Industries, Inc., Class A	726	$47,009
Newell Rubbermaid, Inc.	50,352	1,528,183
NVR, Inc. (I)	1,138	1,103,837
Panasonic Corp.	189,200	2,173,209
Persimmon PLC (I)	26,313	499,294
PIK Group, GDR (I)	4,443	8,779
PIK Group, GDR (London Exchange) (I)	30,902	61,053
PulteGroup, Inc.	59,609	1,118,265
Rinnai Corp.	3,000	226,898
Sekisui Chemical Company, Ltd.	37,000	434,206
Sekisui House, Ltd.	47,000	649,215
Sharp Corp. (I)	122,000	399,648
Sony Corp. (L)	86,900	1,587,849
Standard Pacific Corp. (I)	20,549	168,091
Steinhoff International Holdings, Ltd.	61,346	243,346
Tempur Sealy International, Inc. (I)	16,139	823,412
The Ryland Group, Inc.	6,398	252,849
Toll Brothers, Inc. (I)	40,568	1,383,369
TRI Pointe Homes, Inc. (I)(L)	2,198	43,630
Tupperware Brands Corp.	13,810	1,261,405
Universal Electronics, Inc. (I)	2,159	82,064
Whirlpool Corp.	13,761	2,102,130
William Lyon Homes, Class A (I)	1,964	42,717
Zagg, Inc. (I)	4,712	19,979

		29,597,725
Internet & Catalog Retail - 0.9%
1-800-Flowers.com, Inc., Class A (I)	4,051	20,620
Amazon.com, Inc. (I)	65,069	25,612,460
Blue Nile, Inc. (I)(L)	1,791	82,493
Expedia, Inc.	18,965	1,207,881
FTD Companies, Inc. (I)	2,578	85,022
HSN, Inc.	13,657	783,912
Netflix, Inc. (I)	10,372	3,794,078
Nutrisystem, Inc.	4,103	80,747
Orbitz Worldwide, Inc. (I)	3,336	23,085
Overstock.com, Inc. (I)	1,585	44,380
PetMed Express, Inc.	2,965	46,788
priceline.com, Inc. (I)	9,065	10,808,471
Rakuten, Inc.	63,400	975,725
RetailMeNot, Inc. (I)	1,327	38,045
Shutterfly, Inc. (I)	5,286	249,658
TripAdvisor, Inc. (I)(L)	19,287	1,703,428
ValueVision Media, Inc., Class A (I)	5,849	33,690
Vitacost.com, Inc. (I)	3,487	20,015

		45,610,498
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	1,879	105,731
Black Diamond, Inc. (I)(L)	3,439	45,911
Brunswick Corp.	12,557	573,855
Callaway Golf Company	10,294	83,381
Giant Manufacturing Company, Ltd.	31,000	218,384
Hasbro, Inc.	19,860	1,068,865
LeapFrog Enterprises, Inc. (I)(L)	9,101	78,360
Mattel, Inc.	60,516	2,800,075
Merida Industry Company, Ltd.	24,000	178,323
Namco Bandai Holdings, Inc.	15,600	317,208
Nautilus, Inc. (I)	4,703	35,602
Nikon Corp.	29,000	549,092
Polaris Industries, Inc.	17,100	2,282,337
Sankyo Company, Ltd.	4,500	206,350
Sega Sammy Holdings, Inc.	16,200	427,366
Shimano, Inc.	6,800	604,395

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Smith & Wesson Holding Corp. (I)(L)	9,064	$107,136
Sturm Ruger & Company, Inc.	2,706	208,173
Yamaha Corp.	13,800	217,673

		10,108,217
Media - 2.6%
AH Belo Corp., Class A	3,254	25,186
AMC Networks, Inc., Class A (I)	15,827	1,015,935
Astro Malaysia Holdings BHD	132,500	119,975
Axel Springer AG	4,327	259,866
BEC World PCL	26,600	43,905
Belo Corp., Class A	14,504	199,140
British Sky Broadcasting Group PLC	86,952	1,165,046
Cablevision Systems Corp., Class A	37,061	621,513
Carmike Cinemas, Inc. (I)	3,248	77,757
CBS Corp., Class B	98,463	5,765,993
Central European Media
Enterprises, Ltd., Class A (I)(L)	10,853	27,133
Cheil Worldwide, Inc. (I)	8,110	198,170
Cinemark Holdings, Inc.	27,731	914,846
Comcast Corp., Class A	459,612	22,920,850
Cumulus Media, Inc., Class A (I)(L)	10,696	74,658
Dentsu, Inc.	18,500	768,606
Dex Media, Inc. (I)(L)	2,540	18,440
Digital Generation, Inc. (I)	3,465	40,922
DIRECTV (I)	89,762	5,934,166
Discovery Communications, Inc., Class A (I)	40,589	3,542,202
DreamWorks Animation
SKG, Inc., Class A (I)(L)	19,017	605,882
Entercom Communications Corp., Class A (I)	3,798	39,765
Entravision Communications Corp., Class A	7,941	52,490
Eutelsat Communications	11,188	329,068
Gannett Company, Inc.	40,581	1,098,122
Global Mediacom Tbk PT	219,100	35,727
Graham Holdings Company	773	520,616
Gray Television, Inc. (I)	7,153	87,624
Grupo Televisa SA	128,600	784,057
Hakuhodo DY Holdings, Inc.	20,300	161,709
Harte-Hanks, Inc.	6,077	48,373
ITV PLC	321,366	998,930
JCDecaux SA	5,472	215,028
John Wiley & Sons, Inc., Class A (L)	12,366	630,171
Journal Communications, Inc., Class A (I)	6,406	61,882
Kabel Deutschland Holding AG	2,651	345,685
Lagardere SCA	9,242	312,716
Lamar Advertising Company, Class A (I)	17,404	868,808
Live Nation Entertainment, Inc. (I)	19,498	358,178
Loral Space & Communications, Inc. (I)	1,813	143,100
MDC Partners, Inc., Class A	5,288	120,344
Media General, Inc., Class A (I)(L)	2,823	51,096
Media Nusantara Citra Tbk PT	139,500	31,144
Meredith Corp.	14,833	791,192
Multiplus SA	3,100	38,885
Naspers, Ltd.	19,023	1,808,919
National CineMedia, Inc.	7,826	145,955
News Corp., Class A (I)	87,595	1,573,206
Nexstar Broadcasting Group, Inc., Class A	4,107	203,995
Omnicom Group, Inc.	45,790	3,271,696
Pearson PLC	68,578	1,514,668
ProSiebenSat.1 Media AG	12,024	540,026
Publicis Groupe SA	14,659	1,295,648
ReachLocal, Inc. (I)(L)	1,625	20,556
Reed Elsevier NV	27,128	578,558
Reed Elsevier PLC	100,581	1,453,191

162

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Rentrak Corp. (I)	1,530	$61,047
Saga Communications, Inc., Class A	758	39,113
Scholastic Corp. (L)	10,553	322,289
Scripps Networks Interactive, Inc., Class A	19,346	1,443,018
SES SA	24,571	727,929
Sinclair Broadcast Group, Inc., Class A	9,539	313,070
Singapore Press Holdings, Ltd.	110,000	373,128
Telenet Group Holding NV	7,237	398,155
The EW Scripps Company, Class A (I)	4,371	88,600
The Interpublic Group of Companies, Inc.	72,277	1,257,620
The McClatchy Company, Class A (I)	9,122	28,643
The New York Times Company, Class A (L)	51,451	718,256
The Walt Disney Company	291,986	20,596,692
Time Warner Cable, Inc.	50,586	6,991,997
Time Warner, Inc.	161,581	10,617,488
Toho Company, Ltd.	9,900	214,588
Twenty-First Century Fox, Inc., Class A	350,381	11,734,260
Valassis Communications, Inc. (L)	15,422	452,790
Viacom, Inc., Class B	76,255	6,113,363
Wolters Kluwer NV	11,750	331,211
World Wrestling Entertainment, Inc., Class A	4,552	69,691
WPP PLC	111,813	2,467,648

		130,231,915
Multiline Retail - 0.6%
Big Lots, Inc. (I)	15,565	596,606
Dollar General Corp. (I)	51,842	2,951,883
Dollar Tree, Inc. (I)	39,808	2,215,315
Don Quijote Company, Ltd.	4,800	294,248
El Puerto de Liverpool SAB de CV	9,700	108,521
Family Dollar Stores, Inc.	16,861	1,176,392
Far Eastern Department Stores Company, Ltd.	111,224	113,652
Fred’s, Inc., Class A	5,236	90,897
Golden Eagle Retail Group, Ltd.	66,000	88,845
Harvey Norman Holding, Ltd. (L)	28,238	82,945
Hyundai Department Store Company, Ltd.	1,295	201,646
Intime Retail Group Company, Ltd.	106,000	121,406
Isetan Mitsukoshi Holdings, Ltd.	31,040	447,209
J Front Retailing Company, Ltd.	43,000	336,455
J.C. Penney Company, Inc. (I)(L)	80,311	818,369
Kohl’s Corp.	36,357	2,009,815
Lojas Americanas SA	6,400	37,617
Lojas Renner SA	8,000	213,105
Lotte Shopping Company, Ltd.	931	344,909
Macy’s, Inc.	66,629	3,548,661
Marks & Spencer Group PLC	138,318	1,099,496
Marui Group Company, Ltd.	20,000	205,952
Matahari Department Store Tbk PT (I)	46,000	44,373
Next PLC	13,811	1,239,940
Nordstrom, Inc.	24,724	1,538,080
Parkson Holdings BHD	41,299	44,304
Parkson Retail Group, Ltd.	96,500	29,806
Shinsegae Company, Ltd.	603	146,052
Takashimaya Company, Ltd.	24,000	227,565
Target Corp.	110,943	7,092,586
The Bon-Ton Stores, Inc. (L)	2,083	37,036
Tuesday Morning Corp. (I)	6,022	83,405
Woolworths Holdings, Ltd.	37,437	271,898

		27,858,989
Specialty Retail - 2.0%
Aaron’s, Inc.	20,288	581,048
ABC-MART, Inc.	2,500	114,054
Abercrombie & Fitch Company, Class A (L)	14,152	485,131

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Advance Auto Parts, Inc.	19,451	$1,964,746
Aeropostale, Inc. (I)(L)	11,051	114,046
America’s Car-Mart, Inc. (I)	1,211	50,898
American Eagle Outfitters, Inc.	45,249	736,201
ANN, Inc. (I)	18,719	667,707
Asbury Automotive Group, Inc. (I)	4,334	225,021
Ascena Retail Group, Inc. (I)	33,994	724,072
AutoNation, Inc. (I)	11,513	564,598
AutoZone, Inc. (I)	6,151	2,839,302
Barnes & Noble, Inc. (I)(L)	5,669	95,126
bebe stores, Inc.	5,093	29,998
Bed Bath & Beyond, Inc. (I)	37,967	2,962,565
Belle International Holdings, Ltd.	473,888	586,485
Best Buy Company, Inc.	47,030	1,907,067
Big 5 Sporting Goods Corp.	2,446	45,545
Brown Shoe Company, Inc.	6,006	154,534
Cabela’s, Inc. (I)	12,440	761,950
CarMax, Inc. (I)	39,970	2,012,490
Chico’s FAS, Inc.	42,935	802,455
Christopher & Banks Corp. (I)	5,465	34,266
Cia Hering	9,000	118,561
Citi Trends, Inc. (I)	2,382	39,327
Conn’s, Inc. (I)(L)	3,128	188,712
CST Brands, Inc.	16,155	531,338
Destination Maternity Corp.	1,980	60,469
Destination XL Group, Inc. (I)	6,236	43,839
Dick’s Sporting Goods, Inc.	27,145	1,534,235
Express, Inc. (I)	11,860	291,875
Fast Retailing Company, Ltd.	4,600	1,746,053
Five Below, Inc. (I)	4,573	243,101
Foot Locker, Inc.	39,649	1,541,950
Francesca’s Holdings Corp. (I)(L)	6,217	121,978
GameStop Corp., Class A	20,812	1,004,179
Genesco, Inc. (I)	3,343	250,424
GOME Electrical Appliances Holdings, Ltd.	1,035,695	180,334
Group 1 Automotive, Inc.	3,007	205,829
Guess?, Inc. (L)	15,766	540,143
Haverty Furniture Companies, Inc.	2,812	80,142
Hennes & Mauritz AB, B Shares	52,133	2,206,920
hh gregg, Inc. (I)(L)	1,820	27,118
Hibbett Sports, Inc. (I)(L)	3,634	234,647
Home Product Center PCL	107,800	35,922
Hotai Motor Company, Ltd.	27,000	313,385
Inditex SA	11,187	1,781,900
Jos A. Bank Clothiers, Inc. (I)	3,920	222,734
Kingfisher PLC	203,600	1,249,102
Kirkland’s, Inc. (I)	2,059	52,752
L Brands, Inc.	43,233	2,809,713
Lithia Motors, Inc., Class A	3,074	203,130
Lowe’s Companies, Inc.	185,219	8,794,198
Lumber Liquidators Holdings, Inc. (I)(L)	3,815	384,132
MarineMax, Inc. (I)	3,469	54,533
Mattress Firm Holding Corp. (I)	1,900	70,547
Monro Muffler Brake, Inc. (L)	4,349	230,758
Mr. Price Group, Ltd.	11,729	178,412
Murphy USA, Inc. (I)	11,742	531,326
New York & Company, Inc. (I)	4,411	22,628
Nitori Holdings Company, Ltd.	3,000	277,937
O’Reilly Automotive, Inc. (I)	18,816	2,351,247
Office Depot, Inc. (I)	195,356	1,062,734
Outerwall, Inc. (I)(L)	3,911	267,512
Pacific Sunwear of California, Inc. (I)	7,091	20,635
Penske Automotive Group, Inc.	5,852	259,946

163

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
PetSmart, Inc.	17,752	$1,315,601
Pier 1 Imports, Inc.	13,202	294,273
RadioShack Corp. (I)(L)	14,154	41,188
Rent-A-Center, Inc. (L)	21,655	737,569
Restoration Hardware Holdings, Inc. (I)	2,459	185,655
Ross Stores, Inc.	37,814	2,891,258
Sanrio Company, Ltd. (L)	4,000	183,289
Sears Hometown and Outlet Stores, Inc. (I)	1,259	40,263
Select Comfort Corp. (I)	7,785	164,341
Shimamura Company, Ltd.	2,000	205,349
Shoe Carnival, Inc.	2,196	63,530
Signet Jewelers, Ltd.	21,503	1,652,291
Sonic Automotive, Inc., Class A	5,457	129,440
Stage Stores, Inc. (L)	4,581	96,247
Staples, Inc.	118,065	1,833,549
Stein Mart, Inc.	3,954	58,282
The Buckle, Inc. (L)	3,858	204,705
The Cato Corp., Class A	3,861	131,428
The Children’s Place Retail Stores, Inc. (I)	3,229	177,595
The Finish Line, Inc., Class A	6,900	182,229
The Foschini Group, Ltd.	9,758	97,183
The Gap, Inc.	48,889	2,002,982
The Home Depot, Inc.	252,133	20,339,569
The Men’s Wearhouse, Inc.	6,990	357,329
The Pep Boys - Manny, Moe & Jack (I)(L)	7,445	101,997
The Wet Seal, Inc., Class A (I)	13,119	43,686
Tiffany & Company	19,647	1,751,334
Tile Shop Holdings, Inc. (I)(L)	2,603	43,600
Tilly’s, Inc., Class A (I)	1,755	21,130
TJX Companies, Inc.	125,175	7,871,004
Tractor Supply Company	37,288	2,729,854
Truworths International, Ltd.	21,151	167,778
Urban Outfitters, Inc. (I)	19,379	756,169
USS Company, Ltd.	20,200	277,699
Vitamin Shoppe, Inc. (I)	4,233	229,725
West Marine, Inc. (I)	2,712	36,720
Williams-Sonoma, Inc.	23,772	1,405,401
Winmark Corp.	370	31,691
Yamada Denki Company, Ltd.	77,800	271,312
Zale Corp. (I)	4,570	67,408
Zhongsheng Group Holdings, Ltd.	60,500	82,185
Zumiez, Inc. (I)	3,009	83,560

		100,183,060
Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG	22,443	2,729,095
Anta Sports Products, Ltd.	92,000	130,150
Asics Corp.	13,900	229,602
Bosideng International Holdings, Ltd.	288,000	60,767
Burberry Group PLC	37,327	932,405
Carter’s, Inc.	15,823	1,118,211
Christian Dior SA (L)	4,457	867,505
Cie Financiere Richemont SA	43,850	4,439,779
Coach, Inc.	49,211	2,849,317
Columbia Sportswear Company	1,760	122,126
Costa, Inc. (I)	1,495	32,741
Crocs, Inc. (I)	12,283	169,505
Culp, Inc.	1,383	27,978
Daphne International Holdings, Ltd.	108,000	49,691
Deckers Outdoor Corp. (I)(L)	9,211	761,197
Eclat Textile Company, Ltd.	20,000	254,938
Fifth & Pacific Companies, Inc. (I)	16,626	543,005
Formosa Taffeta Company, Ltd.	82,000	103,879
Fossil Group, Inc. (I)	8,583	1,092,358

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group, Ltd. (I)	2,332	$140,503
Hanesbrands, Inc.	26,439	1,853,374
Hugo Boss AG	3,484	467,378
Iconix Brand Group, Inc. (I)(L)	7,904	313,631
Kering	6,159	1,365,874
Li & Fung, Ltd.	491,200	671,884
Luxottica Group SpA	22,964	1,216,175
LVMH Moet Hennessy Louis Vuitton SA (L)	20,654	3,881,770
Michael Kors Holdings, Ltd. (I)	30,912	2,520,874
Movado Group, Inc.	2,501	113,846
NIKE, Inc., Class B	131,748	10,426,537
Oxford Industries, Inc. (L)	1,875	141,000
Perry Ellis International, Inc. (I)	1,875	29,119
Pou Chen Corp.	229,000	298,344
PVH Corp.	14,047	1,881,174
Quiksilver, Inc. (I)	18,489	164,552
Ralph Lauren Corp.	10,667	1,869,178
RG Barry Corp.	1,672	32,102
Ruentex Industries, Ltd.	51,000	138,438
Shenzhou International Group Holdings, Ltd.	60,000	228,069
Skechers U.S.A., Inc., Class A (I)	5,346	179,733
Steven Madden, Ltd. (I)	8,345	325,121
The Jones Group, Inc.	11,157	156,644
The Swatch Group AG (Swiss Exchange)	3,520	392,188
The Swatch Group AG, Bearer Shares	2,602	1,702,365
Tumi Holdings, Inc. (I)	6,689	160,536
Under Armour, Inc., Class A (I)(L)	21,409	1,727,706
Unifi, Inc. (I)	2,142	59,419
Vera Bradley, Inc. (I)(L)	3,106	78,023
VF Corp.	15,454	3,625,199
Wolverine World Wide, Inc. (L)	13,832	455,211
Yue Yuen Industrial Holdings, Ltd.	63,000	195,435

		53,325,651

		594,432,717
Consumer Staples - 9.0%
Beverages - 2.0%
AMBEV SA	256,000	1,937,890
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,091	148,022
Anheuser-Busch InBev NV	105,559	10,751,618
Arca Continental SAB de CV	16,600	103,763
Asahi Group Holdings, Ltd.	33,600	920,784
Beam, Inc.	28,091	1,896,985
Brown-Forman Corp., Class B (L)	28,954	2,172,129
Carlsberg A/S	17,510	1,917,952
Coca-Cola Amatil, Ltd.	27,285	299,846
Coca-Cola Bottling Company Consolidated	759	51,536
Coca-Cola Enterprises, Inc.	43,715	1,833,407
Coca-Cola Femsa SAB de CV, Series L	21,500	260,658
Coca-Cola HBC AG (I)	16,369	459,808
Coca-Cola Icecek AS	4,351	124,585
Coca-Cola West Company, Ltd.	6,100	135,105
Constellation Brands, Inc., Class A (I)	29,322	2,064,562
Craft Brewers Alliance, Inc. (I)	1,758	31,205
Diageo PLC	212,984	6,788,227
Dr. Pepper Snapple Group, Inc.	35,743	1,724,957
Fomento Economico Mexicano SAB de CV	99,300	944,453
Grupo Modelo SAB de CV	1,000	9,130
Heineken Holding NV	4,162	261,845
Heineken NV	8,959	608,413
Hite Jinro Company, Ltd.	2,330	55,794
Kirin Holdings Company, Ltd.	75,000	1,156,803
Molson Coors Brewing Company, Class B	27,323	1,439,102

164

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Monster Beverage Corp. (I)	23,698	$1,402,448
National Beverage Corp. (I)	1,669	35,249
PepsiCo, Inc.	271,157	22,901,920
Pernod-Ricard SA	17,421	1,973,166
Remy Cointreau SA	2,211	188,371
SABMiller PLC	81,546	4,201,611
Suntory Beverage & Food, Ltd. (I)	10,700	337,497
The Boston Beer
Company, Inc., Class A (I)(L)	1,139	278,827
The Coca-Cola Company	669,486	26,906,642
Treasury Wine Estates, Ltd.	30,754	137,353
Tsingtao Brewery Company, Ltd., H Shares	40,000	336,535
Yantai Changyu Pioneer Wine Company	24,100	82,068

		96,880,266
Food & Staples Retailing - 2.0%
Aeon Company, Ltd.	51,900	698,917
Alimentation Couche Tard, Inc., Class B	1,320	96,812
BIM Birlesik Magazalar AS	12,808	288,047
Carrefour SA	48,987	1,926,769
Casey’s General Stores, Inc.	5,329	396,584
Casino Guichard Perrachon SA	4,524	504,825
China Resources Enterprises, Ltd.	122,855	437,000
Colruyt SA	10,131	570,792
Controladora Comercial Mexicana SAB de CV	20,100	81,187
Costco Wholesale Corp.	77,012	9,659,615
CP ALL PCL	126,600	160,665
CVS Caremark Corp.	215,718	14,444,477
Delhaize Group SA	13,475	783,931
Distribuidora Internacional
de Alimentacion SA	31,853	291,522
E-Mart Company, Ltd.	1,740	443,153
Fairway Group Holdings Corp. (I)(L)	2,309	43,848
FamilyMart Company, Ltd.	5,000	228,630
Grupo Comercial Chedraui SA de CV	16,200	52,533
Harris Teeter Supermarkets, Inc.	20,043	989,723
Ingles Markets, Inc., Class A	1,849	48,573
J Sainsbury PLC	104,686	697,376
Jeronimo Martins SGPS SA	33,336	687,000
Kesko OYJ, B Shares	12,409	462,350
Koninklijke Ahold NV	38,462	700,201
Lawson, Inc.	5,700	418,260
Magnit OJSC, GDR	15,261	1,003,951
Massmart Holdings, Ltd.	4,876	68,607
Metcash, Ltd.	40,833	113,130
Metro AG	13,867	694,900
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	1,250	45,975
Olam International, Ltd.	87,789	107,810
Pick’n Pay Stores, Ltd.	11,525	55,744
President Chain Store Corp.	63,000	446,485
Pricesmart, Inc. (L)	2,635	328,822
Raia Drogasil SA	13,900	101,351
Rite Aid Corp. (I)	101,712	602,135
Roundy’s, Inc.	3,871	33,716
Safeway, Inc.	42,163	1,474,440
Seven & I Holdings Company, Ltd.	64,900	2,391,879
Shoppers Drug Mart Corp.	1,726	94,848
Shoprite Holdings, Ltd.	20,711	363,637
Spartan Stores, Inc.	5,451	126,459
Sun Art Retail Group, Ltd.	247,000	366,950
SUPERVALU, Inc. (I)(L)	80,056	516,361
Susser Holdings Corp. (I)(L)	2,525	161,651
Sysco Corp. (L)	102,662	3,452,523

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Tesco PLC	679,842	$3,869,735
The Andersons, Inc.	2,594	220,672
The Chefs’ Warehouse, Inc. (I)	2,395	61,456
The Kroger Company	90,797	3,790,775
The Pantry, Inc. (I)	3,603	51,847
The Spar Group, Ltd.	7,895	100,770
United Natural Foods, Inc. (I)	20,034	1,379,341
Village Super Market, Inc., Class A	1,029	39,853
Wal-Mart de Mexico SAB de CV	265,100	698,434
Wal-Mart Stores, Inc.	286,386	23,200,130
Walgreen Company	153,071	9,061,803
Weis Markets, Inc.	1,567	79,964
Wesfarmers, Ltd. (I)	47,058	1,837,182
Whole Foods Market, Inc.	65,666	3,716,696
WM Morrison Supermarkets PLC	184,046	798,468
Woolworths, Ltd.	59,089	1,809,939
Wumart Stores, Inc., H Shares	53,000	82,149

		98,463,378
Food Products - 2.0%
Ajinomoto Company, Inc.	53,000	755,533
Annie’s, Inc. (I)(L)	1,911	87,810
Archer-Daniels-Midland Company	115,376	4,643,884
Aryzta AG (I)	7,490	558,121
Associated British Foods PLC	30,763	1,153,546
Astra Agro Lestari Tbk PT	12,220	22,734
B&G Foods, Inc.	7,368	255,154
Barry Callebaut AG (I)	191	217,842
Boulder Brands, Inc. (I)	8,333	127,578
BRF - Brasil Foods SA	41,100	907,660
Cal-Maine Foods, Inc.	2,120	116,494
Calavo Growers, Inc.	1,813	55,895
Calbee, Inc.	6,900	175,257
Campbell Soup Company	31,386	1,215,580
Charoen Pokphand Foods PCL	75,600	67,101
Charoen Pokphand Indonesia Tbk PT	237,603	67,364
China Agri-Industries Holdings, Ltd.	217,784	111,235
China Foods, Ltd. (I)	6,800	3,303
China Mengniu Dairy Company, Ltd.	141,498	647,842
Chiquita Brands International, Inc. (I)	6,548	69,212
CJ CheilJedang Corp.	692	168,756
ConAgra Foods, Inc.	75,022	2,474,976
Danone SA	46,797	3,393,205
Darling International, Inc. (I)	16,483	341,693
DE Master Blenders 1753 NV (I)	715	12,144
Dean Foods Company (I)	25,086	451,046
Diamond Foods, Inc. (I)(L)	3,150	77,931
Felda Global Ventures Holdings BHD	123,600	171,133
Flowers Foods, Inc.	46,730	1,015,443
Fresh Del Monte Produce, Inc.	5,163	144,616
General Mills, Inc.	113,279	5,712,660
Genting Plantations BHD	25,900	88,307
Golden Agri-Resources, Ltd.	485,240	222,391
Green Mountain Coffee Roasters, Inc. (I)(L)	35,016	2,359,378
Grupo Bimbo SAB de CV	85,200	265,895
Hillshire Brands Company	32,864	1,098,315
Hormel Foods Corp.	23,641	1,064,318
Indofood CBP Sukses Makmur Tbk PT	44,500	37,219
Indofood Sukses Makmur Tbk PT	163,517	90,848
Ingredion, Inc.	20,700	1,431,612
Inventure Foods, Inc. (I)	2,496	31,924
IOI Corp. BHD	260,600	455,779
J&J Snack Foods Corp.	2,110	181,291
JBS SA	47,500	171,340

165

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
John B. Sanfilippo & Son, Inc.	1,412	$35,992
Kellogg Company	45,622	2,766,518
Kerry Group PLC	8,871	568,859
Kerry Group PLC (London Exchange)	2,564	164,469
Kikkoman Corp.	15,000	288,016
Kraft Foods Group, Inc.	105,267	5,591,783
Kuala Lumpur Kepong BHD	44,500	339,445
Lancaster Colony Corp.	7,756	672,135
Limoneira Company	1,558	41,053
Lindt & Spruengli AG - PC	76	328,049
Lindt & Spruengli AG - REG	9	461,781
Lotte Confectionery Company, Ltd.	59	97,769
M Dias Branco SA	2,500	113,527
McCormick & Company, Inc.	23,238	1,603,422
Mead Johnson Nutrition Company	35,477	2,998,161
MEIJI Holdings Company, Ltd.	5,500	307,470
Mondelez International, Inc., Class A	314,010	10,528,755
Nestle SA	270,780	19,761,610
Nippon Meat Packers, Inc.	15,000	242,472
Nisshin Seifun Group, Inc.	18,200	197,064
Nissin Food Products Company, Ltd.	5,300	213,337
Omega Protein Corp. (I)	3,049	41,314
Orion Corp.	315	268,523
Pilgrim’s Pride Corp. (I)	8,419	137,903
Post Holdings, Inc. (I)	13,293	673,290
PPB Group BHD	41,200	189,857
Sanderson Farms, Inc.	3,211	219,440
Seaboard Corp.	40	113,000
Seneca Foods Corp., Class A (I)	1,298	40,666
Snyders-Lance, Inc.	6,662	191,932
Standard Foods Corp.	40,708	123,562
Suedzucker AG	8,896	224,246
Tate & Lyle PLC	40,553	520,216
The Hain Celestial Group, Inc. (I)(L)	5,338	441,399
The Hershey Company	26,301	2,548,304
The J.M. Smucker Company	18,131	1,889,975
Tiger Brands, Ltd.	7,957	222,016
Tingyi Cayman Islands Holding Corp.	204,000	607,501
Tootsie Roll Industries, Inc. (L)	8,167	261,752
Toyo Suisan Kaisha, Ltd.	8,000	232,825
TreeHouse Foods, Inc. (I)	5,035	353,205
Tyson Foods, Inc., Class A	49,294	1,562,127
Uni-President China Holdings, Ltd.	121,000	122,541
Uni-President Enterprises Corp.	477,312	851,075
Unilever NV	61,876	2,435,670
Unilever PLC	108,716	4,387,123
Want Want China Holdings, Ltd.	619,000	920,945
WhiteWave Foods Company, Class A (I)	46,218	983,057
Wilmar International, Ltd.	132,000	370,542
Yakult Honsha Company, Ltd.	7,700	392,305
Yamazaki Baking Company, Ltd.	10,000	103,063

		101,472,426
Household Products - 1.5%
Central Garden & Pet Company, Class A (I)	6,163	48,195
Church & Dwight Company, Inc.	36,995	2,413,924
Colgate-Palmolive Company	155,561	10,237,469
Energizer Holdings, Inc.	16,627	1,834,789
Harbinger Group, Inc. (I)	4,659	55,908
Henkel AG & Company, KGaA	13,824	1,367,541
Kimberly-Clark Corp.	67,087	7,323,217
Kimberly-Clark de Mexico SAB de CV	77,500	228,634
LG Household & Health Care, Ltd.	776	398,600
Reckitt Benckiser Group PLC	54,456	4,364,226

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Spectrum Brands Holdings, Inc.	2,954	$208,493
Svenska Cellulosa AB, B Shares	31,796	925,726
The Clorox Company (L)	22,928	2,136,202
The Procter & Gamble Company	481,064	40,515,210
Unicharm Corp.	9,700	614,256
Unilever Indonesia Tbk PT	51,445	114,241
WD-40 Company	2,184	164,368

		72,950,999
Personal Products - 0.3%
Amorepacific Corp.	270	244,192
AMOREPACIFIC Group	232	95,257
Avon Products, Inc.	75,741	1,350,462
Beiersdorf AG	10,883	1,102,811
Elizabeth Arden, Inc. (I)	3,593	142,031
Hengan International Group Company, Ltd.	76,000	960,702
Hypermarcas SA	22,300	180,368
Inter Parfums, Inc.	2,321	84,484
Kao Corp.	45,100	1,483,193
L’Oreal SA	19,714	3,294,814
Lifevantage Corp. (I)	17,121	32,872
Medifast, Inc. (I)(L)	2,024	54,830
Natura Cosmeticos SA	10,500	194,099
Nature’s Sunshine Products, Inc. (L)	1,726	33,122
Nutraceutical International Corp.	1,455	37,248
Revlon, Inc., Class A (I)	1,612	42,557
Shiseido Company, Ltd.	31,000	530,836
Star Scientific, Inc. (I)(L)	24,062	31,281
The Estee Lauder Companies, Inc., Class A	45,247	3,391,715
The Female Health Company	3,421	31,336
USANA Health Sciences, Inc. (I)	828	60,535

		13,378,745
Tobacco - 1.2%
Alliance One International, Inc. (I)	13,340	41,221
Altria Group, Inc.	352,073	13,019,660
British American Tobacco Malaysia BHD	11,398	222,486
British American Tobacco PLC	162,252	8,636,035
Gudang Garam Tbk PT	14,482	44,728
Imperial Tobacco Group PLC	82,292	3,124,088
Japan Tobacco, Inc.	94,800	3,205,894
KT&G Corp.	9,331	692,306
Lorillard, Inc.	64,908	3,331,728
Philip Morris International, Inc.	284,879	24,368,550
Reynolds American, Inc.	56,304	2,840,537
Souza Cruz SA	24,700	248,878
Swedish Match AB	11,156	346,559
Universal Corp. (L)	9,468	493,851
Vector Group, Ltd. (L)	8,710	142,670

		60,759,191

		443,905,005
Energy - 8.7%
Energy Equipment & Services - 1.6%
AMEC PLC	24,998	462,088
Atwood Oceanics, Inc. (I)	15,365	807,584
Baker Hughes, Inc.	77,355	4,406,141
Basic Energy Services, Inc. (I)	4,196	59,541
Bolt Technology Corp.	1,637	33,051
Bristow Group, Inc.	4,988	400,038
Bumi Armada BHD	95,000	117,029
C&J Energy Services, Inc. (I)(L)	6,329	149,997
Cal Dive International, Inc. (I)(L)	14,790	27,362
Cameron International Corp. (I)	43,396	2,403,704

166

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
CARBO Ceramics, Inc. (L)	8,047	$990,022
CGG SA (I)	12,891	266,050
China Oilfield Services, Ltd., H Shares	160,000	486,459
Dawson Geophysical Company (I)	1,242	40,141
Diamond Offshore Drilling, Inc. (L)	12,289	737,954
Dresser-Rand Group, Inc. (I)	20,361	1,149,175
Dril-Quip, Inc. (I)	10,838	1,176,573
Ensco PLC, Class A	40,688	2,403,847
Era Group, Inc. (I)	2,888	94,235
Exterran Holdings, Inc. (I)	7,953	258,632
FMC Technologies, Inc. (I)	41,617	2,001,778
Forum Energy Technologies, Inc. (I)	5,422	146,448
Fugro NV	2,693	163,598
Geospace Technologies Corp. (I)(L)	1,805	157,522
Gulf Island Fabrication, Inc.	2,155	57,021
Gulfmark Offshore, Inc., Class A	3,703	182,780
Halliburton Company	149,225	7,861,173
Helix Energy Solutions Group, Inc. (I)	40,922	908,878
Helmerich & Payne, Inc. (L)	18,588	1,431,276
Hercules Offshore, Inc. (I)	22,264	142,267
Hornbeck Offshore Services, Inc. (I)	4,955	250,872
ION Geophysical Corp. (I)	18,741	72,340
Key Energy Services, Inc. (I)	21,224	166,396
Matrix Service Company (I)	3,770	83,694
Mitcham Industries, Inc. (I)	1,977	34,598
Nabors Industries, Ltd.	46,419	768,234
National Oilwell Varco, Inc.	74,726	6,090,169
Natural Gas Services Group, Inc. (I)	1,857	55,079
Newpark Resources, Inc. (I)	11,880	143,273
Noble Corp. PLC	44,242	1,686,505
Nuverra Environmental Solutions, Inc. (I)(L)	20,234	34,802
Oceaneering International, Inc.	28,889	2,229,942
Oil States International, Inc. (I)	14,724	1,507,001
Parker Drilling Company (I)	16,655	132,074
Patterson-UTI Energy, Inc. (L)	39,331	916,806
Petrofac, Ltd.	21,705	449,425
PHI, Inc. (I)	1,851	78,612
Pioneer Energy Services Corp. (I)	8,827	63,731
RigNet, Inc. (I)	1,683	71,494
Rowan Companies PLC, Class A (I)	22,022	762,402
Saipem SpA	35,895	805,598
Sapurakencana Petroleum BHD (I)	313,689	417,087
Schlumberger, Ltd.	233,086	20,609,464
SEACOR Holdings, Inc.	2,766	257,376
Superior Energy Services, Inc. (I)	42,589	1,085,168
Technip SA	8,300	829,054
Tenaris SA	64,153	1,440,537
Tesco Corp. (I)	4,279	76,509
TETRA Technologies, Inc. (I)	10,877	134,222
TGC Industries, Inc.	2,766	19,915
Tidewater, Inc.	13,207	753,327
TMK OAO, GDR	1,091	12,431
Transocean, Ltd.	29,630	1,490,034
Transocean, Ltd.	60,489	3,047,436
Unit Corp. (I)	11,660	561,546
Vantage Drilling Company (I)(L)	28,851	53,951
Willbros Group, Inc. (I)	5,694	49,936
WorleyParsons, Ltd.	9,510	141,178

		76,904,582
Oil, Gas & Consumable Fuels - 7.1%
Abraxas Petroleum Corp. (I)	12,699	45,716
Adaro Energy Tbk PT	454,745	42,878
Alon USA Energy, Inc.	3,324	45,871

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Alpha Natural Resources, Inc. (I)(L)	89,888	$600,452
Anadarko Petroleum Corp.	88,327	7,845,204
Apache Corp.	71,265	6,520,035
Approach Resources, Inc. (I)(L)	4,921	104,276
ARC Resources, Ltd. (L)	2,625	70,680
Arch Coal, Inc. (L)	86,658	353,565
Athabasca Oil Corp. (I)	1,138	6,951
Athlon Energy, Inc. (I)	2,524	82,333
Banpu PCL	18,000	17,238
Baytex Energy Corp. (L)	1,307	52,806
Berry Petroleum Company, Class A	7,316	368,141
BG Group PLC	286,553	5,840,719
Bill Barrett Corp. (I)(L)	19,838	533,444
Bonanza Creek Energy, Inc. (I)	4,091	187,654
Bonavista Energy Corp.	1,742	22,034
BP PLC	1,597,183	12,575,208
BPZ Resources, Inc. (I)	17,231	36,185
Bumi Resources Tbk PT (I)	360,139	8,711
Cabot Oil & Gas Corp.	73,728	2,539,930
Callon Petroleum Company (I)	5,929	39,428
Caltex Australia, Ltd.	6,555	113,585
Canadian Natural Resources, Ltd.	7,325	241,283
Canadian Oil Sands, Ltd.	3,644	68,453
Carrizo Oil & Gas, Inc. (I)	5,629	227,637
Cenovus Energy, Inc.	5,085	148,547
Chesapeake Energy Corp.	88,264	2,371,654
Chevron Corp.	339,725	41,595,929
China Coal Energy Company, Ltd., H Shares	397,295	268,288
China Petroleum & Chemical Corp., H Shares	2,613,639	2,258,192
China Shenhua Energy Company, Ltd.,
H Shares	346,000	1,173,338
Cimarex Energy Company	23,094	2,184,231
Clayton Williams Energy, Inc. (I)	859	62,192
Clean Energy Fuels Corp. (I)(L)	9,671	120,791
Cloud Peak Energy, Inc. (I)	8,497	140,540
CNOOC, Ltd.	1,831,716	3,754,598
Comstock Resources, Inc.	6,674	112,991
ConocoPhillips	214,839	15,640,279
CONSOL Energy, Inc.	39,931	1,420,745
Contango Oil & Gas Company (I)	2,165	101,993
Cosan SA Industria e Comercio	7,900	145,427
Cosmo Oil Company, Ltd. (I)	46,000	84,931
Crescent Point Energy Corp. (L)	2,975	112,275
Crosstex Energy, Inc.	6,666	216,645
Delek US Holdings, Inc.	5,179	156,717
Denbury Resources, Inc. (I)	65,147	1,086,652
Devon Energy Corp.	67,532	4,093,790
Diamondback Energy, Inc. (I)	2,732	135,890
Emerald Oil, Inc. (I)	5,279	38,326
Enbridge, Inc. (L)	5,874	242,523
Encana Corp. (L)	4,801	92,175
Endeavour International Corp. (I)(L)	6,880	33,299
Energen Corp.	19,280	1,391,438
Energy XXI Bermuda, Ltd.	11,024	299,412
Eni SpA	342,468	8,236,502
EOG Resources, Inc.	48,102	7,936,830
EPL Oil & Gas, Inc. (I)	4,171	119,499
EQT Corp.	26,367	2,244,095
Equal Energy, Ltd.	5,707	28,820
Evolution Petroleum Corp.	2,704	33,421
EXCO Resources, Inc. (L)	18,885	99,902
Exxaro Resources, Ltd.	6,696	92,203
Exxon Mobil Corp.	774,168	72,369,225

167

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Forest Oil Corp. (I)	16,846	$74,459
Formosa Petrochemical Corp.	117,000	319,121
Frontline, Ltd. (I)(L)	8,125	24,375
FX Energy, Inc. (I)(L)	8,139	27,835
Galp Energia SGPS SA	45,547	754,006
GasLog, Ltd. (L)	3,632	57,858
Gastar Exploration, Ltd. (I)	8,071	47,538
Gazprom OAO, ADR	265,317	2,300,298
Gazprom OAO, ADR (London Exchange)	226,869	1,949,008
Goodrich Petroleum Corp. (I)(L)	3,679	70,784
Green Plains Renewable Energy, Inc.	3,577	61,811
GS Holdings Corp.	4,184	223,908
Gulf Coast Ultra Deep Royalty Trust (I)	20,448	45,599
Gulfport Energy Corp. (I)	20,699	1,209,443
Halcon Resources Corp. (I)(L)	32,320	129,603
Hess Corp.	51,033	4,140,307
HollyFrontier Corp.	53,356	2,560,021
Idemitsu Kosan Company, Ltd.	1,800	161,771
Indo Tambangraya Megah Tbk PT	13,828	33,151
Inner Mongolia Yitai Coal Co.	104,900	196,546
Inpex Corp.	74,100	860,237
IRPC PCL	169,500	18,687
Japan Petroleum Exploration Company, Ltd.	2,600	100,084
Jones Energy, Inc., Class A (I)	1,765	25,504
JX Holdings, Inc.	191,400	996,504
Kinder Morgan, Inc.	119,300	4,239,922
KiOR, Inc., Class A (I)(L)	7,043	16,621
Knightsbridge Tankers, Ltd.	3,751	29,295
Kodiak Oil & Gas Corp. (I)	36,886	418,287
Koninklijke Vopak NV	2,477	148,186
Kunlun Energy Company, Ltd.	326,000	604,690
LUKOIL OAO, ADR	23,334	1,451,841
LUKOIL OAO, ADR (London Exchange)	20,789	1,284,403
Lundin Petroleum AB (I)	12,002	249,430
Magnum Hunter Resources Corp. (I)(L)	23,975	173,579
Marathon Oil Corp.	123,983	4,468,347
Marathon Petroleum Corp.	55,128	4,561,291
Matador Resources Company (I)	8,099	176,477
MEG Energy Corp. (I)	1,273	36,421
Midstates Petroleum Company, Inc. (I)(L)	4,870	29,269
Miller Energy Resources, Inc. (I)(L)	4,439	37,021
Murphy Oil Corp.	30,409	1,974,456
Neste Oil OYJ (L)	25,559	488,007
Newfield Exploration Company (I)	23,224	652,594
Noble Energy, Inc.	62,914	4,419,079
Nordic American Tankers, Ltd. (L)	9,186	74,407
Northern Oil and Gas, Inc. (I)(L)	8,965	142,992
NovaTek OAO, GDR	7,913	1,038,420
NovaTek OAO, GDR (London Exchange)	1,150	151,225
Occidental Petroleum Corp.	142,001	13,484,415
OMV AG	12,446	609,810
Origin Energy, Ltd.	51,409	652,354
Pacific Rubiales Energy Corp.	2,246	42,191
Panhandle Oil and Gas, Inc., Class A	1,226	40,581
PDC Energy, Inc. (I)	4,952	291,722
Peabody Energy Corp.	47,230	859,586
Pengrowth Energy Trust (L)	3,902	24,219
Penn Virginia Corp. (I)(L)	7,793	83,619
Penn West Petroleum, Ltd. (L)	3,489	29,684
PetroChina Company, Ltd., H Shares	2,157,739	2,563,500
Petroleo Brasileiro SA	182,100	1,445,566
Petronas Dagangan BHD	22,500	218,011
Petroquest Energy, Inc. (I)	8,548	35,047

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Peyto Exploration & Development Corp.	1,800	$53,633
Phillips 66	107,478	7,481,544
Pioneer Natural Resources Company	24,459	4,347,587
PTT Exploration & Production PCL	40,656	202,503
PTT PCL	23,900	219,573
QEP Resources, Inc.	31,355	1,003,987
Quicksilver Resources, Inc. (I)(L)	17,907	52,288
Range Resources Corp.	28,523	2,214,811
Reliance Industries, Ltd., GDR (S)	7,867	215,084
Reliance Industries, Ltd., GDR
(London Exchange) (S)	76,504	2,080,153
Renewable Energy Group, Inc. (I)	3,025	34,394
Rentech, Inc. (I)	32,230	58,336
Repsol SA	43,193	1,134,142
Resolute Energy Corp. (I)	9,495	85,550
REX American Resources Corp. (I)	832	27,240
Rex Energy Corp. (I)	6,284	120,527
Rosetta Resources, Inc. (I)	24,800	1,254,136
Rosneft OAO, GDR	42,891	307,363
Rosneft OAO, GDR	3,208	23,033
Rosneft OAO, GDR	65,982	471,837
Royal Dutch Shell PLC, B Shares	216,258	7,571,052
Royal Dutch Shell PLC, Class A	318,857	10,663,723
S-Oil Corp.	3,671	263,055
Sanchez Energy Corp. (I)	5,268	135,230
Santos, Ltd.	45,475	579,016
Sasol, Ltd.	26,353	1,303,730
Scorpio Tankers, Inc.	25,658	294,554
SemGroup Corp., Class A	5,816	356,986
Ship Finance International, Ltd. (L)	7,515	127,004
Showa Shell Sekiyu KK	17,000	188,639
SK Innovation Company, Ltd.	4,985	678,713
SM Energy Company	17,869	1,574,974
Solazyme, Inc. (I)(L)	6,754	60,516
Southwestern Energy Company (I)	61,494	2,377,358
Spectra Energy Corp.	117,064	3,927,497
Stone Energy Corp. (I)	6,960	230,237
Suncor Energy, Inc.	9,632	334,770
Surgutneftegas OAO, ADR	51,894	426,050
Surgutneftegas OAO, ADR (London Exchange)	37,072	305,175
Surgutneftegas OAO, Class B, ADR (L)	2,000	14,080
Swift Energy Company (I)(L)	6,144	81,777
Synergy Resources Corp. (I)	7,218	68,138
Talisman Energy, Inc.	5,390	63,764
Tambang Batubara Bukit Asam Persero
Tbk PT	21,090	21,122
Targa Resources Corp.	4,509	365,635
Tatneft OAO, ADR	17,863	662,036
Tatneft OAO, ADR (London Exchange)	3,507	130,460
Teekay Tankers, Ltd., Class A (L)	9,953	29,461
Tesoro Corp.	24,119	1,414,097
Thai Oil PCL	24,385	47,844
The Williams Companies, Inc.	119,412	4,205,691
TonenGeneral Sekiyu KK	23,000	222,449
Total SA	173,754	10,516,010
Tourmaline Oil Corp. (I)	1,566	61,900
Triangle Petroleum Corp. (I)	9,506	100,954
Tullow Oil PLC	75,463	1,072,091
Tupras Turkiye Petrol Rafinerileri AS	7,502	169,891
Ultrapar Participacoes SA	20,300	501,793
Ur-Energy, Inc. (I)(L)	18,812	22,010
Uranium Energy Corp. (I)	12,793	24,818
Vaalco Energy, Inc. (I)	8,530	51,607

168

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	94,573	$4,323,878
Vermilion Energy, Inc. (L)	1,477	81,415
W&T Offshore, Inc.	4,857	83,540
Warren Resources, Inc. (I)	11,506	37,395
Western Refining, Inc. (L)	7,485	292,439
Westmoreland Coal Company (I)	2,057	30,773
Whitehaven Coal, Ltd. (I)(L)	22,917	33,724
Woodside Petroleum, Ltd.	30,959	1,052,651
World Fuel Services Corp.	19,425	745,920
WPX Energy, Inc. (I)	35,726	664,146
Yanzhou Coal Mining Company, Ltd.,
H Shares	183,210	200,483

		353,049,737

		429,954,319
Financials - 18.8%
Capital Markets - 2.1%
3i Group PLC	85,176	514,993
Aberdeen Asset Management PLC	81,836	656,293
Affiliated Managers Group, Inc. (I)	14,110	2,825,528
Ameriprise Financial, Inc.	34,819	3,769,157
Apollo Investment Corp.	90,671	817,852
Arlington Asset Investment Corp., Class A	2,264	60,471
BGC Partners, Inc., Class A	17,697	104,412
BlackRock Kelso Capital Corp.	10,182	100,700
BlackRock, Inc.	22,031	6,669,885
Calamos Asset Management, Inc., Class A	3,231	35,832
Capital Securities Corp.	16,000	5,545
Capital Southwest Corp.	1,924	66,012
CETIP SA - Mercados Organizados	12,500	135,804
China Everbright, Ltd.	83,784	137,276
CITIC Securities Company, Ltd., H Shares	110,500	282,917
Cohen & Steers, Inc. (L)	2,635	105,690
Cowen Group, Inc., Class A (I)	14,323	57,865
Credit Suisse Group AG (I)	125,814	3,732,702
Daewoo Securities Company, Ltd.	12,463	108,122
Daiwa Securities Group, Inc.	144,000	1,401,192
Deutsche Bank AG	108,038	5,212,081
Diamond Hill Investment Group, Inc.	429	53,303
E*TRADE Financial Corp. (I)	50,021	896,376
Eaton Vance Corp. (L)	32,393	1,354,351
Evercore Partners, Inc., Class A	4,381	240,298
FBR & Company (I)	1,353	38,033
Federated Investors, Inc., Class B (L)	25,140	686,071
Fidus Investment Corp. (L)	2,381	51,692
Fifth Street Finance Corp.	18,910	180,780
Financial Engines, Inc. (L)	6,812	461,513
Firsthand Technology Value Fund, Inc.	1,443	30,519
Franklin Resources, Inc.	71,061	3,936,069
FXCM, Inc., Class A (L)	5,084	84,699
GAMCO Investors, Inc., Class A	868	73,086
GFI Group, Inc.	10,159	38,401
Gladstone Capital Corp.	3,692	36,034
Gladstone Investment Corp.	4,642	35,233
Golub Capital BDC, Inc. (L)	5,170	97,248
Greenhill & Company, Inc.	10,896	596,120
GSV Capital Corp. (I)(L)	2,816	29,962
Haitong Securities Company, Ltd., H Shares	132,400	231,350
Hargreaves Lansdown PLC	18,662	369,618
Hercules Technology Growth Capital, Inc.	8,422	143,764
HFF, Inc., Class A (I)	4,626	118,518
Hyundai Securities Company, Ltd.	7,058	39,251
ICAP PLC	46,440	314,579

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
ICG Group, Inc. (I)	5,414	$93,067
INTL. FCStone, Inc. (I)(L)	2,204	45,821
Invesco, Ltd.	77,212	2,690,838
Investec PLC	46,692	329,065
Investec, Ltd.	13,144	91,664
Investment Technology Group, Inc. (I)	5,208	102,025
Janus Capital Group, Inc. (L)	60,493	658,164
Julius Baer Group, Ltd. (I)	18,866	881,454
KCAP Financial, Inc. (L)	4,308	36,230
KCG Holdings, Inc., Class A (I)	9,867	117,911
Korea Investment Holdings Company, Ltd.	3,440	132,202
Ladenburg Thalmann
Financial Services, Inc. (I)	16,019	47,897
Legg Mason, Inc. (L)	20,133	787,402
Macquarie Group, Ltd. (I)	14,672	722,705
Main Street Capital Corp.	5,446	179,446
Manning & Napier, Inc.	2,171	39,664
MCG Capital Corp.	10,572	50,851
Medallion Financial Corp.	2,862	50,772
Mediobanca SpA (I)	68,909	587,231
Medley Capital Corp.	5,526	79,188
Mirae Asset Securities Company, Ltd.	2,014	67,159
Morgan Stanley	244,589	7,655,636
MVC Capital, Inc.	3,612	52,446
New Mountain Finance Corp.	5,157	77,716
NGP Capital Resources Company	3,498	27,214
Nomura Holdings, Inc.	312,500	2,485,209
Northern Trust Corp.	39,969	2,357,771
Oppenheimer Holdings, Inc., Class A	1,647	38,260
Partners Group Holding AG	1,502	374,016
PennantPark Floating Rate Capital, Ltd. (L)	2,726	37,728
PennantPark Investment Corp.	9,235	112,390
Piper Jaffray Companies (I)	2,259	85,887
Prospect Capital Corp.	35,307	402,853
Ratos AB	8,677	77,519
Raymond James Financial, Inc.	32,850	1,582,713
Safeguard Scientifics, Inc. (I)(L)	3,105	57,908
Samsung Securities Company, Ltd.	4,995	213,632
SBI Holdings, Inc.	17,164	238,215
Schroders PLC	8,896	358,846
SEI Investments Company	38,661	1,298,236
Solar Capital, Ltd.	6,234	144,317
Solar Senior Capital, Ltd.	2,171	39,534
State Street Corp.	78,669	5,712,156
Stellus Capital Investment Corp.	2,049	31,637
Stifel Financial Corp. (I)(L)	8,804	394,155
SWS Group, Inc. (I)	4,894	31,615
T. Rowe Price Group, Inc.	45,372	3,650,631
TCP Capital Corp.	3,734	64,598
The Bank of New York Mellon Corp.	201,270	6,782,799
The Charles Schwab Corp.	203,830	4,989,758
The Goldman Sachs Group, Inc.	73,479	12,413,542
THL Credit, Inc.	4,865	82,559
TICC Capital Corp.	7,485	80,913
Triangle Capital Corp.	3,758	111,838
UBS AG (I)	306,344	5,823,004
Virtus Investment Partners, Inc. (I)	940	195,332
Waddell & Reed Financial, Inc., Class A	22,883	1,458,334
Walter Investment Management Corp. (I)	5,141	196,026
Westwood Holdings Group, Inc.	997	57,108
WisdomTree Investments, Inc. (I)	14,043	215,139
Woori Investment & Securities Company, Ltd.	9,250	92,513

169

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Yuanta Financial Holdings Company, Ltd.	912,000	$495,249

		105,324,905
Commercial Banks - 5.8%
1st Source Corp.	2,212	70,673
1st United Bancorp, Inc.	5,144	41,924
Agricultural Bank of China, Ltd., H Shares	2,182,000	1,126,606
Akbank TAS	104,912	381,522
Alliance Financial Group BHD	93,540	143,269
American National Bankshares, Inc.	1,612	41,848
Ameris Bancorp (I)	3,515	71,952
Aozora Bank, Ltd.	93,000	267,626
Arrow Financial Corp. (L)	2,124	59,472
Associated Banc-Corp. (L)	44,292	763,594
Australia & New Zealand Banking Group, Ltd.	128,996	3,742,239
Axis Bank, Ltd., GDR	23,550	442,424
Axis Bank, Ltd., GDR	1,714	32,532
Banca Monte dei Paschi di Siena SpA (I)(L)	841,537	213,515
Bancfirst Corp.	1,020	56,845
Banco Bilbao Vizcaya Argentaria SA	283,937	3,391,066
Banco Bradesco SA	40,520	597,320
Banco de Sabadell SA	167,775	431,498
Banco do Brasil SA	34,400	376,237
Banco Espirito Santo SA (I)	230,769	322,777
Banco Latinoamericano de
Comercio Exterior SA	4,059	109,349
Banco Popular Espanol SA (I)	62,785	363,769
Banco Santander Brasil SA	56,800	363,296
Banco Santander SA	577,228	5,119,760
BancorpSouth, Inc. (L)	35,514	849,140
Bangkok Bank PCL	16,500	96,614
Bangkok Bank PCL (Foreign Shares)	22,248	131,312
Bank Central Asia Tbk PT	387,330	311,892
Bank Danamon Indonesia Tbk PT	83,101	26,378
Bank Mandiri Persero Tbk PT	289,728	184,774
Bank Negara Indonesia Persero Tbk PT	244,453	83,589
Bank of Ayudhya PCL	68,000	82,052
Bank of China, Ltd., H Shares	7,695,321	3,716,116
Bank of Communications Company, Ltd.,
H Shares	871,076	654,585
Bank of East Asia, Ltd.	101,693	453,241
Bank of Hawaii Corp.	11,900	703,885
Bank of Ireland (I)	1,515,255	586,674
Bank of Marin Bancorp, Class A	1,110	51,049
Bank of Montreal (L)	4,549	317,366
Bank of Nova Scotia	7,812	481,932
Bank of the Ozarks, Inc.	4,351	244,309
Bank Pan Indonesia Tbk PT (I)	9,750	553
Bank Rakyat Indonesia Persero Tbk PT	344,677	214,139
Bankia SA (I)	200,426	263,459
Banner Corp.	2,739	119,037
Banque Cantonale Vaudoise	152	81,165
Bar Harbor Bankshares	651	25,715
Barclays Africa Group, Ltd.	14,787	197,356
Barclays PLC	1,284,448	5,690,714
BB&T Corp.	122,602	4,259,193
BBCN Bancorp, Inc.	11,166	186,361
Bendigo and Adelaide Bank, Ltd.	18,361	188,087
BNP Paribas SA	80,701	6,041,393
BOC Hong Kong Holdings, Ltd.	312,000	1,059,210
Boston Private Financial Holdings, Inc.	11,181	132,998
Bridge Bancorp, Inc.	1,861	46,320
Bryn Mawr Bank Corp.	2,188	66,253
BS Financial Group, Inc.	13,625	209,957

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
C&F Financial Corp. (L)	588	$31,605
CaixaBank	56,190	284,293
Camden National Corp.	1,263	54,991
Capital Bank Financial Corp., Class A (I)	3,460	80,756
Cardinal Financial Corp.	4,405	78,101
Cathay General Bancorp	30,587	845,119
Centerstate Banks, Inc.	4,979	52,578
Central Pacific Financial Corp.	3,135	62,324
Chang Hwa Commercial Bank	473,119	290,375
Chemical Financial Corp.	4,153	132,979
China Citic Bank Corp., Ltd., H Shares	820,200	482,845
China Construction Bank Corp., H Shares	7,385,196	6,015,296
China Development Financial Holdings Corp.	1,427,000	416,449
China Merchants Bank Company, Ltd.,
H Shares	464,855	1,000,412
China Minsheng Banking Corp., Ltd.,
H Shares	532,000	646,137
Chongqing Rural Commercial Bank, H Shares	233,000	121,811
CIMB Group Holdings BHD	380,600	894,321
Citizens & Northern Corp.	1,863	38,527
City Holding Company (L)	2,258	111,116
City National Corp.	12,627	964,198
CNB Financial Corp.	2,040	40,800
CoBiz Financial, Inc.	5,391	63,883
Columbia Banking System, Inc.	7,202	199,639
Comerica, Inc.	32,691	1,482,537
Commerce Bancshares, Inc.	21,608	974,951
Commerzbank AG (I)	101,612	1,508,947
Commonwealth Bank of Australia	75,850	5,365,052
Community Bank Systems, Inc. (L)	5,593	217,344
Community Trust Bancorp, Inc.	2,044	93,472
Credit Agricole SA (I)	80,430	1,005,585
CTBC Financial Holding Company, Ltd.	1,408,598	921,955
CU Bancorp (I)	1,756	31,081
Cullen/Frost Bankers, Inc. (L)	13,993	1,004,977
Customers Bancorp, Inc. (I)	3,081	53,733
CVB Financial Corp.	12,952	209,045
Danske Bank A/S (I)	106,311	2,409,124
DBS Group Holdings, Ltd.	113,272	1,552,020
DGB Financial Group, Inc.	11,260	180,740
E.Sun Financial Holding Company, Ltd.	501,455	336,327
Eagle Bancorp, Inc. (I)	3,204	104,482
East West Bancorp, Inc.	36,768	1,260,407
Enterprise Financial Services Corp.	2,811	54,983
Erste Group Bank AG	21,833	767,279
Farmers Capital Bank Corp. (I)	1,333	29,459
Fidelity Southern Corp. (L)	2,515	44,943
Fifth Third Bancorp	157,003	3,190,301
Financial Institutions, Inc.	2,198	56,489
First Bancorp North Carolina	2,907	49,652
First BanCorp Puerto Rico (I)	9,979	63,666
First Bancorp, Inc. Maine	1,595	28,630
First Busey Corp.	11,161	66,966
First Commonwealth Financial Corp.	13,707	128,298
First Community Bancshares, Inc.	2,861	49,867
First Connecticut Bancorp, Inc.	3,039	51,633
First Financial Bancorp	8,331	137,711
First Financial Bankshares, Inc. (L)	4,397	291,873
First Financial Corp.	1,854	68,060
First Financial Holding Company, Ltd.	704,012	427,272
First Financial Holdings, Inc.	3,412	224,748
First Horizon National Corp.	64,208	719,772
First Interstate Bancsystem, Inc.	2,595	72,660

170

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Merchants Corp.	4,231	$89,655
First Midwest Bancorp, Inc.	10,314	189,365
First Niagara Financial Group, Inc.	94,477	1,052,474
First Security Group, Inc. (I)	10,171	21,257
FirstMerit Corp.	66,979	1,537,838
Flushing Financial Corp.	4,819	104,139
FNB Corp.	20,852	265,029
Fukuoka Financial Group, Inc.	63,000	282,710
Fulton Financial Corp.	51,734	676,163
Glacier Bancorp, Inc.	10,049	301,068
Great Southern Bancorp, Inc.	1,672	49,642
Grupo Financiero Banorte SAB
de CV, Series O	122,700	841,409
Grupo Financiero Inbursa SAB
de CV, Series O	110,600	290,039
Grupo Financiero Santander Mexico
SAB de CV	90,200	254,621
Guaranty Bancorp	2,589	39,922
Hana Financial Group, Inc.	22,641	847,521
Hancock Holding Company	33,677	1,185,430
Hang Seng Bank, Ltd.	64,600	1,052,210
Hanmi Financial Corp.	4,564	93,836
HDFC Bank, Ltd., ADR (L)	65,926	2,187,425
Heartland Financial USA, Inc.	2,265	67,520
Heritage Commerce Corp.	3,329	27,498
Heritage Financial Corp.	2,405	41,366
Hokuhoku Financial Group, Inc.	93,000	190,899
Home BancShares, Inc.	6,335	229,074
Home Federal Bancorp, Inc.	2,857	43,655
Hometrust Bancshares, Inc. (I)	3,366	55,606
Hong Leong Bank BHD	45,300	198,503
Hong Leong Financial Group BHD	13,700	67,216
Horizon Bancorp	1,682	39,561
HSBC Holdings PLC	1,567,119	17,503,878
Hua Nan Financial Holdings Company, Ltd.	545,862	317,476
Hudson Valley Holding Corp.	2,536	53,155
Huntington Bancshares, Inc.	146,928	1,348,799
Iberiabank Corp.	4,150	260,205
ICICI Bank, Ltd., ADR	26,510	950,649
Independent Bank Corp.	3,246	123,900
Industrial & Commercial Bank of China, Ltd.,
H Shares	7,565,270	5,463,583
Industrial Bank of Korea	11,810	127,828
International Bancshares Corp.	22,735	593,156
Intesa Sanpaolo SpA	1,565,599	3,760,286
Investors Bancorp, Inc.	6,160	148,271
Kasikornbank PCL	21,900	115,248
Kasikornbank PCL (Foreign Exchange)	31,770	167,144
KB Financial Group, Inc.	31,769	1,190,525
KBC Groep NV	30,024	1,707,827
KeyCorp	162,779	2,075,432
Krung Thai Bank PCL	91,200	52,828
Lakeland Bancorp, Inc.	5,687	71,713
Lakeland Financial Corp.	2,456	94,188
Lloyds Banking Group PLC (I)	3,905,815	4,929,679
M&T Bank Corp. (L)	23,013	2,654,780
Macatawa Bank Corp. (I)	4,090	20,982
MainSource Financial Group, Inc.	3,040	54,659
Malayan Banking BHD	366,333	1,110,796
MB Financial, Inc.	7,662	249,858
Mega Financial Holding Company, Ltd.	901,575	756,673
Mercantile Bank Corp.	1,628	36,272
Metro Bancorp, Inc. (I)	2,290	51,296

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
MetroCorp Bancshares, Inc.	2,497	$35,782
MidWestOne Financial Group, Inc.	1,299	36,359
Mitsubishi UFJ Financial Group, Inc.	1,090,400	7,025,489
Mizuho Financial Group, Inc.	1,963,300	4,125,573
National Australia Bank, Ltd.	110,221	3,466,140
National Bank Holdings Corp.	7,401	156,753
National Bankshares, Inc. (L)	1,196	45,424
National Penn Bancshares, Inc.	16,297	183,993
Natixis	75,014	412,906
NBT Bancorp, Inc.	6,075	157,525
Nedbank Group, Ltd.	9,343	193,299
NewBridge Bancorp (I)	4,263	31,930
Nordea Bank AB	152,032	1,961,638
OFG Bancorp (L)	6,383	109,788
Old National Bancorp (L)	14,167	220,297
OmniAmerican Bancorp, Inc. (I)	2,007	44,214
Oversea-Chinese Banking Corp., Ltd.	170,964	1,423,434
Pacific Continental Corp.	3,317	47,897
Pacific Premier Bancorp, Inc. (I)	2,760	40,130
PacWest Bancorp (L)	5,273	216,931
Park National Corp.	1,635	138,059
Park Sterling Corp.	7,199	51,041
Peapack Gladstone Financial Corp.	1,441	26,414
Penns Woods Bancorp, Inc.	929	48,252
Peoples Bancorp, Inc.	1,953	46,794
Pinnacle Financial Partners, Inc.	4,868	158,453
PNC Financial Services Group, Inc.	93,664	7,207,445
Preferred Bank (I)	2,083	42,368
PrivateBancorp, Inc.	9,073	251,594
Prosperity Bancshares, Inc. (L)	23,293	1,493,780
Public Bank BHD	89,162	507,347
Raiffeisen Bank International AG	3,935	144,799
Regions Financial Corp.	247,587	2,409,022
Renasant Corp.	4,305	132,594
Republic Bancorp, Inc., Class A	1,490	36,982
Resona Holdings, Inc.	158,400	786,396
RHB Capital BHD	41,416	97,733
Royal Bank of Canada (L)	9,109	606,181
Royal Bank of Scotland Group PLC (I)	180,626	963,173
S&T Bancorp, Inc.	4,223	111,107
Sandy Spring Bancorp, Inc.	3,637	106,128
Sberbank of Russia, ADR	113,329	1,412,079
Sberbank of Russia, ADR (London Exchange)	125,645	1,557,188
Seacoast Banking Corp. of Florida (I)	13,415	30,318
Seven Bank, Ltd.	51,000	176,412
Shinhan Financial Group Company, Ltd.	35,273	1,484,673
Shinsei Bank, Ltd.	142,000	351,215
Siam Commercial Bank PCL	48,400	236,649
Sierra Bancorp	2,296	40,639
Signature Bank (I)	12,621	1,340,981
Simmons First National Corp., Class A	2,429	85,889
SinoPac Financial Holdings Company, Ltd.	696,555	343,943
Skandinaviska Enskilda Banken AB, Series A	79,444	961,189
Societe Generale SA	57,124	3,274,170
Southside Bancshares, Inc. (L)	2,706	77,283
Southwest Bancorp, Inc. (I)	3,062	52,575
Standard Bank Group, Ltd.	57,117	676,698
Standard Chartered PLC	202,717	4,802,620
State Bank Financial Corp.	4,783	84,085
State Bank of India, GDR	17,929	1,031,630
State Bank of India, GDR (National
India Exchange)	697	40,426
StellarOne Corp.	3,304	83,327

171

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Sterling Bancorp	12,337	$162,108
Sterling Financial Corp.	4,750	155,088
Suffolk Bancorp (I)	2,082	42,431
Sumitomo Mitsui Financial Group, Inc.	109,000	5,398,809
Sumitomo Mitsui Trust Holdings, Inc.	284,000	1,397,119
Sun Bancorp, Inc. (I)	6,699	24,585
SunTrust Banks, Inc.	94,419	3,420,800
Suruga Bank, Ltd.	16,000	267,037
Susquehanna Bancshares, Inc.	25,815	325,011
SVB Financial Group (I)	12,162	1,231,281
Svenska Handelsbanken AB, Class A	26,286	1,220,175
Swedbank AB, Class A	48,287	1,231,627
SY Bancorp, Inc.	2,268	76,590
Synovus Financial Corp.	261,175	911,501
Taishin Financial Holdings Company, Ltd.	668,128	329,187
Taiwan Business Bank (I)	317,304	96,334
Taiwan Cooperative Financial Holding	561,288	310,225
Taylor Capital Group, Inc. (I)	2,486	61,926
TCF Financial Corp.	43,913	688,117
Texas Capital Bancshares, Inc. (I)(L)	5,697	320,000
The Bancorp, Inc. (I)	4,652	85,132
The Bank of Kyoto, Ltd.	26,000	223,453
The Bank of Yokohama, Ltd.	101,000	553,903
The Chiba Bank, Ltd.	63,000	438,597
The Chugoku Bank, Ltd.	12,800	173,480
The First of Long Island Corp.	1,355	57,791
The Gunma Bank, Ltd.	31,000	175,782
The Hachijuni Bank, Ltd.	35,000	207,697
The Hiroshima Bank, Ltd.	41,000	168,774
The Iyo Bank, Ltd.	22,000	222,790
The Joyo Bank, Ltd.	56,000	286,331
The Nishi-Nippon City Bank, Ltd.	55,000	143,567
The Shizuoka Bank, Ltd.	47,000	532,643
The Toronto-Dominion Bank	5,953	543,953
Tompkins Financial Corp.	1,993	99,849
TowneBank (L)	4,063	61,758
TriCo Bancshares	2,502	69,030
Trustmark Corp. (L)	27,281	765,232
Turkiye Garanti Bankasi AS	135,134	506,180
Turkiye Halk Bankasi AS	36,772	279,809
Turkiye Is Bankasi, Class C	92,496	236,793
Turkiye Vakiflar Bankasi Tao, Class D	45,533	102,671
U.S. Bancorp	322,877	12,663,236
UMB Financial Corp. (L)	4,948	317,266
Umpqua Holdings Corp. (L)	15,529	285,889
UniCredit SpA	584,359	4,207,394
Union First Market Bankshares Corp.	2,987	77,094
Unione di Banche Italiane SCPA	116,450	786,780
United Bankshares, Inc. (L)	7,049	228,740
United Community Banks, Inc. (I)	6,072	111,421
United Overseas Bank, Ltd.	84,214	1,405,286
Univest Corp. of Pennsylvania	2,882	60,407
Valley National Bancorp (L)	53,206	540,041
ViewPoint Financial Group	5,607	142,306
Virginia Commerce Bancorp, Inc. (I)	4,090	71,575
VTB Bank OJSC, GDR	81,118	226,968
VTB Bank OJSC, GDR (London Exchange)	79,405	221,303
Washington Banking Company	3,193	57,282
Washington Trust Bancorp, Inc.	2,182	79,992
Webster Financial Corp.	36,600	1,078,968
Wells Fargo & Company	849,055	37,375,401
WesBanco, Inc.	3,621	114,062
WestAmerica Bancorp. (L)	11,011	609,789

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Western Alliance Bancorp (I)	10,364	$240,652
Westpac Banking Corp.	145,956	4,363,656
Wilshire Bancorp, Inc.	8,891	93,978
Wintrust Financial Corp.	5,157	233,922
Woori Finance Holdings Company, Ltd.	29,170	348,948
Yadkin Financial Corp. (I)	2,399	43,062
Yamaguchi Financial Group, Inc.	17,000	157,179
Yapi ve Kredi Bankasi AS	51,476	109,115
Zions Bancorporation	32,581	955,601

		287,003,896
Consumer Finance - 0.6%
Acom Company, Ltd. (I)	35,400	131,572
AEON Credit Service Company, Ltd.	6,000	166,930
American Express Company	163,323	14,013,113
Capital One Financial Corp.	103,177	7,390,569
Cash America International, Inc. (L)	3,976	149,537
Compartamos SAB de CV	52,900	99,216
Consumer Portfolio Services, Inc. (I)	2,842	20,946
Credit Acceptance Corp. (I)	965	124,630
Credit Saison Company, Ltd.	13,600	382,002
DFC Global Corp. (I)	5,738	57,437
Discover Financial Services	85,162	4,539,135
Encore Capital Group, Inc. (I)(L)	3,479	165,914
Ezcorp, Inc., Class A (I)	7,222	84,353
First Cash Financial Services, Inc. (I)(L)	4,076	259,152
Green Dot Corp., Class A (I)(L)	3,658	88,707
Nelnet, Inc., Class A	3,187	143,415
Nicholas Financial, Inc.	1,776	28,434
Portfolio Recovery Associates, Inc. (I)	7,054	411,954
Regional Management Corp. (I)	813	27,341
Samsung Card Company, Ltd.	3,107	111,864
SLM Corp.	76,176	2,030,090
The First Marblehead Corp. (I)	14,206	11,649
World Acceptance Corp. (I)(L)	1,308	120,755

		30,558,715
Diversified Financial Services - 3.5%
African Bank Investments, Ltd. (L)	33,173	40,513
AMMB Holdings BHD	157,000	360,210
ASX, Ltd.	9,269	312,847
Bank of America Corp.	1,887,938	29,867,179
Berkshire Hathaway, Inc., Class B (I)	316,679	36,902,604
BM&F Bovespa SA	116,500	577,946
CBOE Holdings, Inc.	23,420	1,224,398
Chailease Holding Company, Ltd.	82,700	220,352
Citigroup, Inc.	534,964	28,310,295
CME Group, Inc.	55,472	4,545,930
Deutsche Boerse AG	20,748	1,601,213
Eurazeo	2,542	187,078
EXOR SpA	13,854	542,662
Far East Horizon, Ltd.	135,000	103,599
First Pacific Company, Ltd.	202,000	232,321
FirstRand, Ltd.	151,250	500,939
Fubon Financial Holding Company, Ltd. (I)	721,736	1,030,831
Gain Capital Holdings, Inc. (L)	1,600	14,560
Groupe Bruxelles Lambert SA	10,551	931,458
HACI Omer Sabanci Holding AS	50,205	228,228
Hong Kong Exchanges & Clearing, Ltd.	92,415	1,629,638
Industrivarden AB, C Shares (I)	7,226	130,038
ING Groep NV (I)	143,337	1,860,273
IntercontinentalExchange Group, Inc.	19,974	4,260,148
Investment AB Kinnevik, B Shares	12,806	502,834
Investor AB, B Shares	26,424	861,863

172

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Japan Exchange Group, Inc.	21,400	$572,283
JPMorgan Chase & Company	661,625	37,858,183
Leucadia National Corp.	55,368	1,586,847
London Stock Exchange Group PLC	15,146	403,126
MarketAxess Holdings, Inc.	5,218	367,191
Marlin Business Services Corp.	1,275	31,684
McGraw-Hill Financial, Inc.	47,947	3,572,052
Mitsubishi UFJ Lease &
Finance Company, Ltd.	50,200	300,465
Moody’s Corp.	33,942	2,533,091
MSCI, Inc. (I)	32,283	1,433,042
NewStar Financial, Inc. (I)(L)	3,685	64,488
ORIX Corp.	107,700	1,963,884
Pargesa Holding SA	1,587	122,671
PHH Corp. (I)	7,915	190,277
PICO Holdings, Inc. (I)	3,378	81,849
Pohjola Bank OYJ	27,449	517,565
Remgro, Ltd.	24,036	457,991
RMB Holdings, Ltd.	37,468	173,583
Singapore Exchange, Ltd.	62,000	357,468
The NASDAQ OMX Group, Inc.	20,867	819,864
Wendel SA	2,658	368,118

		170,755,679
Insurance - 3.8%
ACE, Ltd.	59,450	6,110,271
Admiral Group PLC	16,079	326,955
Aegon NV	67,125	596,386
Aflac, Inc.	81,975	5,440,681
Ageas	30,477	1,282,053
AIA Group, Ltd.	1,011,109	5,115,312
Alleghany Corp. (I)	4,492	1,770,297
Allianz SE	48,335	8,373,048
Ambac Financial Group, Inc. (I)	6,359	150,390
American Equity Investment Life
Holding Company (L)	9,072	215,097
American Financial Group, Inc.	19,010	1,096,117
American International Group, Inc.	260,252	12,947,537
AMERISAFE, Inc.	2,670	117,160
AMP, Ltd.	137,138	581,073
Amtrust Financial Services, Inc. (L)	4,338	181,372
Aon PLC	53,637	4,378,925
Argo Group International Holdings, Ltd.	3,781	178,803
Arthur J. Gallagher & Company	34,088	1,586,456
Aspen Insurance Holdings, Ltd.	18,011	728,005
Assicurazioni Generali SpA	157,806	3,618,669
Assurant, Inc.	12,623	819,738
Aviva PLC (I)	246,849	1,730,384
AXA SA	146,215	3,829,434
Baldwin & Lyons, Inc., Class B	1,621	45,258
Baloise Holding AG	3,919	461,338
BB Seguridade Participacoes SA	39,500	430,663
Brown & Brown, Inc.	31,715	1,002,828
Cathay Financial Holdings Company, Ltd.	837,063	1,314,317
China Life Insurance Company, Ltd.	226,732	217,925
China Life Insurance Company, Ltd., H Shares	765,376	2,471,387
China Pacific Insurance Group Company, Ltd.,
H Shares	272,000	1,160,445
China Taiping Insurance
Holdings Company, Ltd. (I)	84,200	163,712
Cincinnati Financial Corp.	25,712	1,347,566
CNO Financial Group, Inc.	31,047	525,315
CNP Assurances	13,541	258,332
Crawford & Company, Class B	3,924	40,574

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Delta Lloyd NV	7,015	$170,157
Direct Line Insurance Group PLC	69,848	268,653
Discovery Holdings, Ltd.	15,605	124,601
Dongbu Insurance Company, Ltd.	3,730	189,009
Eastern Insurance Holdings, Inc.	1,274	31,200
eHealth, Inc. (I)	2,596	117,625
Employers Holdings, Inc.	4,359	142,278
Enstar Group, Ltd. (I)	1,306	181,939
Everest Re Group, Ltd.	12,980	2,035,653
FBL Financial Group, Inc., Class A	1,428	65,559
Fidelity National Financial, Inc., Class A	57,674	1,676,583
First American Financial Corp.	43,576	1,153,021
Genworth Financial, Inc., Class A (I)	86,779	1,311,231
Global Indemnity PLC (I)	1,378	36,710
Greenlight Capital Re, Ltd., Class A (I)	4,024	136,856
Hannover Rueckversicherung AG	6,586	548,076
Hanwha Life Insurance Company, Ltd.	18,390	125,913
Hartford Financial Services Group, Inc.	80,800	2,878,904
HCC Insurance Holdings, Inc.	26,731	1,229,091
HCI Group, Inc. (L)	1,340	66,719
Hilltop Holdings, Inc. (I)	8,673	205,637
Horace Mann Educators Corp.	5,564	170,926
Hyundai Marine & Fire
Insurance Company, Ltd.	5,440	164,282
Infinity Property & Casualty Corp.	1,666	118,869
Insurance Australia Group, Ltd.	98,861	544,115
Kansas City Life Insurance Company	853	42,607
Kemper Corp.	13,931	522,691
Legal & General Group PLC	502,467	1,758,004
Liberty Holdings, Ltd.	6,323	76,505
Lincoln National Corp.	47,233	2,424,470
Loews Corp.	54,163	2,564,618
Maiden Holdings, Ltd.	7,056	89,329
Mapfre SA	37,432	148,471
Marsh & McLennan Companies, Inc.	96,089	4,559,423
Meadowbrook Insurance Group, Inc.	7,441	54,989
Mercury General Corp.	9,686	465,606
MetLife, Inc.	196,470	10,253,769
MMI Holdings, Ltd.	50,893	129,701
Montpelier Re Holdings, Ltd.	6,043	175,610
MS&AD Insurance Group Holdings	43,700	1,178,285
Muenchener Rueckversicherungs AG	19,091	4,175,051
National Interstate Corp.	1,102	31,671
National Western Life Insurance
Company, Class A	370	79,150
New China Life Insurance Company, Ltd.,
H Shares (I)	65,600	236,518
NKSJ Holdings, Inc.	28,800	799,567
Old Mutual PLC	409,322	1,330,731
Old Republic International Corp.	64,526	1,109,847
OneBeacon Insurance Group, Ltd., Class A	3,567	56,715
People’s Insurance Company Group of
China, Ltd., H Shares	478,000	250,549
PICC Property & Casualty Company, Ltd.,
H Shares	324,780	542,603
Ping An Insurance Group Company, H Shares	192,355	1,804,716
Platinum Underwriters Holdings, Ltd.	3,955	250,747
Porto Seguro SA	7,200	91,579
Primerica, Inc.	22,733	978,201
Principal Financial Group, Inc.	48,295	2,445,176
Protective Life Corp.	20,957	1,005,517
Prudential Financial, Inc.	81,460	7,230,390
Prudential PLC	216,201	4,618,128

173

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
QBE Insurance Group, Ltd.	56,664	$805,476
Reinsurance Group of America, Inc.	18,945	1,420,496
Resolution, Ltd.	120,847	676,304
RLI Corp.	2,986	301,258
RMI Holdings	35,581	94,280
RSA Insurance Group PLC	303,830	528,836
Safety Insurance Group, Inc.	1,828	102,642
Sampo OYJ	83,586	3,893,042
Samsung Fire & Marine
Insurance Company, Ltd.	3,007	739,704
Samsung Life Insurance Company, Ltd.	5,068	488,597
Sanlam, Ltd.	86,944	440,013
SCOR SE	12,657	442,834
Selective Insurance Group, Inc.	7,902	222,757
Shin Kong Financial Holding Company, Ltd.	694,560	239,303
Sony Financial Holdings, Inc.	14,800	263,904
StanCorp Financial Group, Inc. (L)	11,858	760,216
Standard Life PLC	197,716	1,136,402
State Auto Financial Corp. (L)	2,167	48,931
Stewart Information Services Corp. (L)	2,989	95,230
Sul America SA	8,544	57,832
Sun Life Financial, Inc. (L)	4,753	166,269
Suncorp Group, Ltd.	62,295	747,208
Swiss Life Holding (I)	2,709	559,459
Swiss Re AG (I)	29,255	2,600,397
Symetra Financial Corp.	11,624	222,832
T&D Holdings, Inc.	49,700	658,115
The Allstate Corp.	80,964	4,393,916
The Chubb Corp.	44,814	4,322,310
The Dai-ichi Life Insurance Company, Ltd.	72,900	1,144,202
The Hanover Insurance Group, Inc.	11,696	705,386
The Navigators Group, Inc. (I)	1,518	101,463
The Phoenix Companies, Inc. (I)	922	53,375
The Progressive Corp.	97,353	2,719,069
The Travelers Companies, Inc.	65,272	5,922,781
Third Point Reinsurance, Ltd. (I)	3,498	58,277
Tokio Marine Holdings, Inc.	59,500	1,978,478
Torchmark Corp.	16,304	1,239,104
Tower Group International, Ltd. (L)	8,262	34,370
Tryg A/S	4,220	381,148
United Fire Group, Inc.	2,938	87,406
Universal Insurance Holdings, Inc.	4,213	52,241
Unum Group	47,252	1,586,250
Vienna Insurance Group AG	3,073	161,119
W.R. Berkley Corp.	29,265	1,281,514
XL Group PLC	49,062	1,569,493
Zurich Insurance Group AG (I)	12,309	3,423,736

		184,716,339
Real Estate Investment Trusts - 2.2%
Acadia Realty Trust	7,754	201,371
AG Mortgage Investment Trust, Inc.	3,990	63,202
Agree Realty Corp.	1,989	58,278
Alexander’s, Inc.	305	98,283
Alexandria Real Estate Equities, Inc.	19,064	1,205,989
American Assets Trust, Inc.	4,779	149,057
American Campus Communities, Inc.	27,961	906,775
American Capital Mortgage Investment Corp.	8,200	154,898
American Realty Capital Properties, Inc.	21,267	278,810
American Residential Properties, Inc. (I)	2,066	36,279
AmREIT, Inc., Class B	3,100	53,971
Anworth Mortgage Asset Corp.	19,900	88,555
Apartment Investment & Management
Company, Class A	25,805	647,964

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Apollo Commercial Real Estate Finance, Inc.	5,219	$86,792
Apollo Residential Mortgage, Inc.	4,499	68,025
Ares Commercial Real Estate Corp.	3,184	41,774
Armada Hoffler Properties, Inc.	3,391	34,724
ARMOUR Residential REIT, Inc.	51,926	203,031
Ascendas Real Estate Investment Trust	141,000	249,574
Ashford Hospitality Prime, Inc. (I)	1,698	34,741
Ashford Hospitality Trust, Inc.	8,493	69,728
Associated Estates Realty Corp.	8,023	127,646
AvalonBay Communities, Inc.	21,374	2,534,101
Aviv REIT, Inc.	1,759	45,206
BioMed Realty Trust, Inc.	51,286	952,894
Boston Properties, Inc.	26,557	2,642,156
BRE Properties, Inc.	20,600	1,055,338
British Land Company PLC	78,815	786,594
Camden Property Trust	22,762	1,318,375
Campus Crest Communities, Inc.	8,986	89,411
CapitaCommercial Trust	146,000	172,865
CapitaMall Trust	171,200	265,516
Capstead Mortgage Corp.	13,044	156,919
Cedar Realty Trust, Inc.	10,728	62,222
CFS Retail Property Trust Group	101,195	188,718
Chambers Street Properties	32,949	272,488
Chatham Lodging Trust	3,425	70,521
Chesapeake Lodging Trust	6,933	165,491
Colony Financial, Inc.	9,005	182,081
Coresite Realty Corp.	2,877	93,100
Corio NV	2,405	104,278
Corporate Office Properties Trust	23,315	518,292
Corrections Corp. of America	30,895	1,030,348
Cousins Properties, Inc.	23,324	249,800
CubeSmart	18,540	300,719
CyrusOne, Inc.	2,725	55,672
CYS Investments, Inc.	24,205	193,640
DCT Industrial Trust, Inc.	39,979	298,243
Dexus Property Group	229,113	217,523
DiamondRock Hospitality Company	27,066	309,364
Duke Realty Corp.	86,782	1,317,351
DuPont Fabros Technology, Inc.	8,662	203,297
Dynex Capital, Inc.	7,963	66,810
EastGroup Properties, Inc.	4,209	255,023
Education Realty Trust, Inc.	16,082	139,913
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	44,384	57,750
EPR Properties	6,476	325,678
Equity One, Inc.	25,043	560,963
Equity Residential	60,205	3,102,966
Essex Property Trust, Inc.	10,154	1,541,479
Excel Trust, Inc.	6,942	81,360
Extra Space Storage, Inc.	28,333	1,187,719
Federal Realty Investment Trust	17,539	1,815,637
Federation Centres	70,794	153,271
FelCor Lodging Trust, Inc. (I)	17,619	128,971
Fibra Uno Administracion SA de CV (I)	70,700	222,529
First Industrial Realty Trust, Inc.	14,999	261,883
First Potomac Realty Trust	8,321	99,852
Fonciere Des Regions	2,276	193,571
Franklin Street Properties Corp.	12,715	163,515
Gecina SA	1,830	240,369
Getty Realty Corp.	3,787	69,794
Gladstone Commercial Corp.	2,572	46,270
Glimcher Realty Trust	20,202	196,161
Goodman Group	81,549	358,975

174

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Government Properties Income Trust	7,587	$188,233
GPT Group	83,144	270,761
Gramercy Property Trust, Inc. (I)	9,501	51,115
Growthpoint Properties, Ltd.	83,314	196,612
H&R Real Estate Investment Trust	2,955	59,570
Hammerson PLC	59,952	499,625
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	2,402	29,785
HCP, Inc.	79,403	2,919,648
Health Care REIT, Inc.	50,030	2,801,180
Healthcare Realty Trust, Inc.	13,344	295,303
Hersha Hospitality Trust	28,625	164,021
Highwoods Properties, Inc.	36,287	1,303,429
Home Properties, Inc.	15,180	798,164
Hospitality Properties Trust	37,318	1,013,930
Host Hotels & Resorts, Inc.	130,625	2,404,806
Hudson Pacific Properties, Inc.	6,283	130,309
ICADE	2,805	257,013
Inland Real Estate Corp.	11,806	127,977
Intu Properties PLC	52,836	277,730
Invesco Mortgage Capital, Inc.	18,600	280,860
Investors Real Estate Trust	14,118	124,380
iStar Financial, Inc. (I)	11,734	151,134
Japan Prime Realty Investment Corp.	67	224,411
Japan Real Estate Investment Corp.	51	539,007
Japan Retail Fund Investment Corp.	199	392,578
JAVELIN Mortgage Investment Corp.	2,252	27,790
Keppel REIT	2,620	2,475
Kilroy Realty Corp.	21,678	1,091,487
Kimco Realty Corp.	71,411	1,472,495
Kite Realty Group Trust	13,058	85,530
Klepierre	8,050	373,453
Land Securities Group PLC	66,061	1,029,822
LaSalle Hotel Properties	13,255	415,147
Lexington Realty Trust	23,346	239,763
Liberty Property Trust	38,142	1,235,419
LTC Properties, Inc.	4,919	189,431
Mack-Cali Realty Corp.	23,476	477,971
Medical Properties Trust, Inc.	22,412	296,063
Mid-America Apartment Communities, Inc.	19,942	1,201,306
Mirvac Group	177,550	274,493
Monmouth Real Estate
Investment Corp., Class A	6,815	65,560
National Health Investments, Inc.	3,466	204,043
National Retail Properties, Inc.	32,354	1,027,240
New Residential Investment Corp.	35,318	213,321
New York Mortgage Trust, Inc.	9,288	65,109
Nippon Building Fund, Inc.	59	693,835
Nippon Prologis REIT, Inc.	22	212,453
Nomura Real Estate Office Fund, Inc.	29	137,327
NorthStar Realty Finance Corp.	33,254	328,550
Omega Healthcare Investors, Inc.	31,283	1,022,641
One Liberty Properties, Inc.	1,849	38,108
Parkway Properties, Inc.	6,192	113,252
Pebblebrook Hotel Trust	8,595	260,686
Pennsylvania Real Estate Investment Trust	9,510	171,085
PennyMac Mortgage Investment Trust	9,713	219,320
Plum Creek Timber Company, Inc.	28,408	1,242,566
Potlatch Corp.	16,507	657,804
Prologis, Inc.	87,639	3,324,147
PS Business Parks, Inc.	2,552	199,873
Public Storage	25,273	3,859,187
RAIT Financial Trust	9,872	81,049

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Ramco-Gershenson Properties Trust	8,322	$133,152
Rayonier, Inc.	33,681	1,485,669
Realty Income Corp.	52,374	1,995,973
Redefine Income Fund, Ltd.	145,240	137,578
Redwood Trust, Inc.	11,374	211,329
Regency Centers Corp.	24,641	1,154,184
Resource Capital Corp.	17,564	105,735
Retail Opportunity Investments Corp.	9,923	144,578
Rexford Industrial Realty, Inc. (I)	2,870	39,979
RLJ Lodging Trust	17,052	411,635
Rouse Properties, Inc.	3,092	75,414
Ryman Hospitality Properties	6,087	254,863
Sabra Health Care REIT, Inc.	5,276	140,764
Saul Centers, Inc.	1,145	55,681
Segro PLC	62,499	341,537
Select Income REIT	3,014	82,704
Senior Housing Properties Trust	50,211	1,137,279
Shopping Centres Australasia Property Group	4,334	6,229
Simon Property Group, Inc.	54,430	8,156,336
SL Green Realty Corp.	24,556	2,221,581
Sovran Self Storage, Inc.	4,361	291,053
STAG Industrial, Inc.	5,774	125,180
Stockland	110,834	388,114
Strategic Hotels & Resorts, Inc. (I)	25,348	226,358
Summit Hotel Properties, Inc.	11,048	100,316
Sun Communities, Inc.	5,023	204,938
Sunstone Hotel Investors, Inc.	22,710	296,820
Taubman Centers, Inc.	17,043	1,114,271
Terreno Realty Corp.	3,790	67,121
The Geo Group, Inc.	9,871	323,769
The Link REIT	195,425	959,310
The Macerich Company	24,227	1,379,485
UDR, Inc.	66,939	1,557,671
Unibail-Rodamco SE	724	189,154
Unibail-Rodamco SE (Amsterdam
Stock Exchange)	7,131	1,863,061
United Urban Investment Corp.	201	288,157
Universal Health Realty Income Trust	1,785	75,648
Urstadt Biddle Properties, Inc., Class A	3,739	71,265
Ventas, Inc.	51,115	2,904,865
Vornado Realty Trust	31,660	2,783,864
Washington Real Estate Investment Trust	9,254	219,690
Weingarten Realty Investors	29,951	854,802
Western Asset Mortgage Capital Corp.	3,573	57,990
Westfield Group	99,091	937,756
Westfield Retail Trust	144,087	399,777
Weyerhaeuser Company	103,829	3,128,368
Whitestone REIT	3,055	40,906
Winthrop Realty Trust	4,480	51,789

		109,227,529
Real Estate Management & Development - 0.6%
Aeon Mall Company, Ltd.	9,800	282,024
Agile Property Holdings, Ltd.	141,211	159,020
Alexander & Baldwin, Inc.	17,520	662,081
Altisource Residential Corp., Class B	3,479	96,890
AV Homes, Inc. (I)	1,533	30,921
BR Malls Participacoes SA	25,000	204,777
BR Properties SA	13,100	107,808
Brookfield Asset Management, Inc. (L)	4,554	176,923
Bumi Serpong Damai PT	253,000	28,491
CapitaLand, Ltd.	175,500	423,186
CapitaMalls Asia, Ltd.	106,000	172,523
CBRE Group, Inc., Class A (I)	49,590	1,202,062

175

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Central Pattana PCL	43,300	$58,322
Cheung Kong Holdings, Ltd.	118,000	1,862,172
China Overseas Grand Oceans Group, Ltd.	78,000	82,692
China Overseas Land & Investment, Ltd.	422,397	1,322,242
China Resources Land, Ltd.	211,211	586,898
China Vanke Co., Ltd.	138,100	253,841
City Developments, Ltd.	28,000	222,427
Consolidated-Tomoka Land Company	977	35,983
Country Garden Holdings Company, Ltd.	482,467	317,341
Daito Trust Construction Company, Ltd.	6,300	598,283
Daiwa House Industry Company, Ltd.	51,000	991,688
Evergrande Real Estate Group, Ltd.	660,000	277,490
Farglory Land Development Company, Ltd.	41,000	72,918
First Capital Realty, Inc.	3,900	64,416
Forestar Group, Inc. (I)	4,846	93,819
Franshion Properties China, Ltd.	394,000	131,105
Global Logistic Properties, Ltd.	215,000	505,984
Greentown China Holdings, Ltd.	68,500	118,913
Guangzhou R&F Properties Company, Ltd.,
H Shares	95,600	154,123
Hang Lung Properties, Ltd.	189,000	636,216
Henderson Land Development Company, Ltd.	91,326	532,030
Highwealth Construction Corp.	40,000	88,328
Hulic Company, Ltd. (I)	23,300	410,642
Hysan Development Company, Ltd.	56,557	263,328
IMMOFINANZ AG (I)	77,736	372,203
Jones Lang LaSalle, Inc.	11,862	1,159,155
Kennedy-Wilson Holdings, Inc.	7,919	163,052
Keppel Land, Ltd.	48,970	137,513
Kerry Properties, Ltd.	54,768	216,137
Lend Lease Corp.	25,813	258,984
Lippo Karawaci Tbk PT	625,500	47,509
Longfor Properties Company, Ltd.	140,500	208,402
LSR Group, GDR	3,358	12,671
Mitsubishi Estate Company, Ltd.	107,000	2,975,167
Mitsui Fudosan Company, Ltd.	72,000	2,446,668
Multiplan Empreendimentos Imobiliarios SA	5,200	114,593
New World Development Company, Ltd.	316,257	426,726
Nomura Real Estate Holdings, Inc.	10,900	257,129
NTT Urban Development Corp.	10,100	116,451
Poly Property Group Company, Ltd.	212,000	124,228
Ruentex Development Company, Ltd.	69,000	141,711
Shimao Property Holdings, Ltd.	147,500	371,408
Shui On Land, Ltd.	349,459	113,584
Sino Land Company, Ltd.	249,075	340,496
Sino-Ocean Land Holdings, Ltd.	312,858	210,226
SOHO China, Ltd.	205,500	185,536
Sumitomo Realty &
Development Company, Ltd.	31,000	1,472,297
Sun Hung Kai Properties, Ltd.	134,500	1,732,313
Swire Pacific, Ltd.	58,500	704,740
Swire Properties, Ltd.	101,200	270,552
Swiss Prime Site AG (I)	4,469	342,030
Tejon Ranch Company (I)	1,997	71,233
Thomas Properties Group, Inc.	4,749	32,816
Tokyo Tatemono Company, Ltd.	36,000	356,401
Tokyu Fudosan Holdings Corp. (I)	45,500	416,604
UEM Sunrise BHD	142,955	101,867
UOL Group, Ltd.	35,000	173,357
Wharf Holdings, Ltd.	128,625	1,068,298
Wheelock and Company, Ltd.	78,000	379,781
Yuexiu Property Company, Ltd.	566,000	148,197

		30,897,942

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	34,665	$484,617
Banc of California, Inc.	2,763	35,422
Bank Mutual Corp.	7,696	53,333
BankFinancial Corp.	3,185	31,022
Beneficial Mutual Bancorp, Inc. (I)	4,900	51,450
Berkshire Hills Bancorp, Inc.	3,588	98,096
BofI Holding, Inc. (I)	1,710	140,152
Brookline Bancorp, Inc.	10,607	96,948
Capitol Federal Financial, Inc.	20,601	248,448
Charter Financial Corp.	4,099	43,777
Dime Community Bancshares, Inc.	4,957	83,377
Doral Financial Corp. (I)	1,014	19,104
ESB Financial Corp.	1,978	28,384
EverBank Financial Corp.	11,202	191,218
Federal Agricultural Mortgage Corp., Class C	1,502	52,585
First Defiance Financial Corp.	1,698	45,846
Flagstar Bancorp, Inc. (I)	2,887	52,976
Fox Chase Bancorp, Inc.	2,461	43,486
Franklin Financial Corp. (I)	2,251	45,425
Home Loan Servicing Solutions, Ltd.	9,814	228,372
HomeStreet, Inc.	2,031	42,976
Hudson City Bancorp, Inc.	84,430	788,576
Meta Financial Group, Inc.	1,010	39,188
MGIC Investment Corp. (I)	45,197	366,548
New York Community Bancorp, Inc. (L)	117,695	1,944,321
Northfield Bancorp, Inc.	8,425	109,525
Northwest Bancshares, Inc.	13,234	197,716
OceanFirst Financial Corp.	2,584	48,062
Oritani Financial Corp.	6,789	110,593
PennyMac Financial Services, Inc. (I)	2,033	36,391
People’s United Financial, Inc. (L)	54,148	819,801
Provident Financial Services, Inc.	8,472	165,628
Radian Group, Inc. (L)	24,080	343,381
Rockville Financial, Inc.	4,855	72,437
Territorial Bancorp, Inc.	2,398	57,288
Tree.com, Inc. (I)	976	29,446
TrustCo Bank Corp.	13,865	105,374
United Financial Bancorp, Inc.	3,426	67,595
Walker & Dunlop, Inc. (I)	2,440	39,577
Washington Federal, Inc.	27,632	646,312
WSFS Financial Corp.	1,237	93,938

		8,198,711

		926,683,716
Health Care - 11.3%
Biotechnology - 1.8%
ACADIA Pharmaceuticals, Inc. (I)(L)	9,765	227,427
Achillion Pharmaceuticals, Inc. (I)(L)	13,955	48,284
Acorda Therapeutics, Inc. (I)	5,677	197,616
Actelion, Ltd. (I)	9,414	782,292
Aegerion Pharmaceuticals, Inc. (I)	4,017	284,926
Agios Pharmaceuticals, Inc. (I)	974	17,094
Alexion Pharmaceuticals, Inc. (I)	34,198	4,257,651
Alnylam Pharmaceuticals, Inc. (I)	8,096	495,475
AMAG Pharmaceuticals, Inc. (I)	3,055	74,939
Amgen, Inc.	132,438	15,108,527
Anacor Pharmaceuticals, Inc. (I)(L)	3,621	50,694
Arena Pharmaceuticals, Inc. (I)(L)	30,462	198,612
Arqule, Inc. (I)	9,172	22,288
Array BioPharma, Inc. (I)	16,424	93,945
AVEO Pharmaceuticals, Inc. (I)	8,318	17,634
Biogen Idec, Inc. (I)	41,784	12,157,890
Biotime, Inc. (I)	5,894	23,517

176

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Bluebird Bio, Inc. (I)(L)	1,002	$20,461
Celgene Corp. (I)	72,287	11,693,868
Cell Therapeutics, Inc. (I)(L)	16,903	32,792
Celldex Therapeutics, Inc. (I)(L)	11,275	312,994
Cepheid, Inc. (I)(L)	9,317	423,178
Chelsea Therapeutics International, Ltd. (I)	9,986	38,646
ChemoCentryx, Inc. (I)(L)	3,752	19,398
Chimerix, Inc. (I)	1,246	19,961
Clovis Oncology, Inc. (I)	2,232	134,545
CSL, Ltd.	23,712	1,482,516
Cubist Pharmaceuticals, Inc. (I)	16,418	1,124,797
Curis, Inc. (I)(L)	11,694	37,421
Cytokinetics, Inc. (I)	3,951	25,642
Cytori Therapeutics, Inc. (I)(L)	9,837	26,757
Dendreon Corp. (I)(L)	22,328	66,314
Durata Therapeutics, Inc. (I)(L)	2,241	27,609
Dyax Corp. (I)	15,347	130,450
Dynavax Technologies Corp. (I)(L)	27,133	48,025
Elan Corp. PLC (I)	25,827	467,205
Elan Corp. PLC (European
Composite Exchange) (I)	9,995	180,834
Emergent Biosolutions, Inc. (I)	3,880	87,106
Epizyme, Inc. (I)(L)	832	17,422
Exact Sciences Corp. (I)(L)	9,869	121,191
Exelixis, Inc. (I)(L)	25,879	150,875
Galena Biopharma, Inc. (I)(L)	14,950	60,099
Genomic Health, Inc. (I)(L)	2,397	84,326
Geron Corp. (I)	18,432	98,980
Gilead Sciences, Inc. (I)	269,034	20,126,434
Grifols SA	8,044	367,318
Halozyme Therapeutics, Inc. (I)(L)	12,470	184,057
Hyperion Therapeutics, Inc. (I)(L)	1,237	31,593
Idenix Pharmaceuticals, Inc. (I)(L)	14,276	76,662
Immunogen, Inc. (I)(L)	11,848	172,151
Immunomedics, Inc. (I)(L)	10,415	44,993
Infinity Pharmaceuticals, Inc. (I)	6,724	98,238
Insmed, Inc. (I)	4,854	78,635
Insys Therapeutics, Inc. (I)	719	31,708
Intercept Pharmaceuticals, Inc. (I)	1,013	53,051
InterMune, Inc. (I)	11,439	158,201
Intrexon Corp. (I)	1,627	37,242
Ironwood Pharmaceuticals, Inc. (I)(L)	13,062	149,168
Isis Pharmaceuticals, Inc. (I)	15,651	606,633
Keryx Biopharmaceuticals, Inc. (I)(L)	11,400	158,346
Kythera Biopharmaceuticals, Inc. (I)(L)	1,436	55,975
Lexicon Pharmaceuticals, Inc. (I)(L)	31,913	76,591
Ligand Pharmaceuticals, Inc., Class B (I)(L)	2,492	138,755
MannKind Corp. (I)(L)	20,772	103,652
MEI Pharma, Inc. (I)	1,560	12,355
Merrimack Pharmaceuticals, Inc. (I)(L)	13,820	54,451
Mimedx Group, Inc. (I)	12,028	75,776
Momenta Pharmaceuticals, Inc. (I)	6,611	117,610
Nanosphere, Inc. (I)	8,286	19,058
Navidea Biopharmaceuticals, Inc. (I)(L)	17,429	28,235
Neurocrine Biosciences, Inc. (I)	9,349	91,807
NewLink Genetics Corp. (I)(L)	2,445	55,013
Novavax, Inc. (I)(L)	19,072	70,948
Novozymes A/S, B Shares	37,411	1,443,966
NPS Pharmaceuticals, Inc. (I)	13,980	369,212
OncoGenex Pharmaceuticals, Inc. (I)	2,371	20,367
Onconova Therapeutics, Inc. (I)	889	13,042
Opko Health, Inc. (I)(L)	26,311	277,318
Orexigen Therapeutics, Inc. (I)	13,312	90,921

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Osiris Therapeutics, Inc. (I)(L)	2,379	$41,835
OvaScience, Inc. (I)	1,449	13,867
PDL BioPharma, Inc. (L)	19,488	190,398
Peregrine Pharmaceuticals, Inc. (I)(L)	22,910	31,387
Portola Pharmaceuticals, Inc. (I)	1,373	34,325
Progenics Pharmaceuticals, Inc. (I)	8,643	44,252
Prothena Corp. PLC (I)	1,734	48,951
PTC Therapeutics, Inc. (I)	1,408	22,063
Puma Biotechnology, Inc. (I)	3,100	154,349
Raptor Pharmaceutical Corp. (I)(L)	8,353	116,023
Receptos, Inc. (I)	833	19,276
Regeneron Pharmaceuticals, Inc. (I)	13,708	4,028,233
Repligen Corp. (I)	4,627	62,326
Rigel Pharmaceuticals, Inc. (I)	12,523	33,311
Sangamo Biosciences, Inc. (I)	8,594	104,933
Sarepta Therapeutics, Inc. (I)(L)	4,678	87,198
SIGA Technologies, Inc. (I)(L)	5,916	20,883
Spectrum Pharmaceuticals, Inc. (I)(L)	8,954	86,227
Stemline Therapeutics, Inc. (I)	1,300	26,858
Sunesis Pharmaceuticals, Inc. (I)	5,058	25,543
Synageva BioPharma Corp. (I)(L)	2,396	144,742
Synergy Pharmaceuticals, Inc. (I)	11,684	53,630
Synta Pharmaceuticals Corp. (I)(L)	5,801	29,411
Targacept, Inc. (I)	4,383	25,202
TESARO, Inc. (I)	1,868	72,852
Tetraphase Pharmaceuticals, Inc. (I)	1,858	21,850
Threshold Pharmaceuticals, Inc. (I)	7,070	34,855
Trius Therapeutics, Inc. (I)(L)	6,739	876
United Therapeutics Corp. (I)(L)	12,268	1,132,459
Vanda Pharmaceuticals, Inc. (I)	4,739	55,636
Verastem, Inc. (I)	2,565	27,138
Vertex Pharmaceuticals, Inc. (I)	40,934	2,841,638
Vical, Inc. (I)(L)	12,008	13,929
XOMA Corp. (I)(L)	9,918	47,408
ZIOPHARM Oncology, Inc. (I)(L)	9,664	40,396

		86,215,965
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (I)(L)	3,064	110,243
Abbott Laboratories	272,887	10,421,555
ABIOMED, Inc. (I)	5,460	156,101
Accuray, Inc. (I)(L)	10,464	83,503
Align Technology, Inc. (I)(L)	10,140	554,050
Analogic Corp.	1,681	162,418
AngioDynamics, Inc. (I)	3,566	55,095
Anika Therapeutics, Inc. (I)	1,766	60,662
Antares Pharma, Inc. (I)(L)	16,012	63,087
ArthroCare Corp. (I)	3,919	147,825
AtriCure, Inc. (I)	3,223	50,472
Atrion Corp.	221	62,207
Baxter International, Inc.	95,629	6,545,805
Becton, Dickinson and Company	34,093	3,702,159
Boston Scientific Corp. (I)	239,029	2,767,956
C.R. Bard, Inc.	14,058	1,952,375
Cantel Medical Corp.	4,515	168,500
Cardiovascular Systems, Inc. (I)	2,990	99,268
CareFusion Corp. (I)	36,820	1,467,277
Cerus Corp. (I)(L)	9,879	66,091
Cochlear, Ltd.	2,765	146,984
Coloplast A/S	18,631	1,221,878
CONMED Corp.	3,830	155,919
Covidien PLC	80,815	5,516,432
CryoLife, Inc.	4,457	49,250
Cutera, Inc. (I)	2,387	22,557

177

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Cyberonics, Inc. (I)(L)	3,847	$264,366
Cynosure, Inc., Class A (I)	2,696	69,799
DENTSPLY International, Inc.	24,966	1,187,383
Derma Sciences, Inc. (I)	2,202	25,543
DexCom, Inc. (I)	9,854	326,069
Edwards Lifesciences Corp. (I)	20,100	1,317,153
Elekta AB, B Shares	21,391	319,930
Endologix, Inc. (I)	8,828	157,756
Essilor International SA	16,819	1,762,473
Exactech, Inc. (I)	1,549	38,539
GenMark Diagnostics, Inc. (I)	5,073	60,369
Getinge AB, B Shares	11,427	356,428
Globus Medical, Inc., Class A (I)(L)	7,561	145,625
Greatbatch, Inc. (I)	3,286	133,510
Haemonetics Corp. (I)	7,024	296,834
HeartWare International, Inc. (I)	2,280	219,792
Hill-Rom Holdings, Inc.	15,734	651,545
Hologic, Inc. (I)	72,183	1,616,177
ICU Medical, Inc. (I)	1,773	116,460
IDEXX Laboratories, Inc. (I)(L)	14,079	1,466,469
Insulet Corp. (I)(L)	7,444	275,577
Integra LifeSciences Holdings Corp. (I)(L)	2,802	130,153
Intuitive Surgical, Inc. (I)	7,029	2,649,230
Invacare Corp.	4,464	99,994
MAKO Surgical Corp. (I)	5,865	175,715
Masimo Corp. (I)	20,470	586,056
Medical Action Industries, Inc. (I)	2,296	19,746
Medtronic, Inc.	175,204	10,042,693
Meridian Bioscience, Inc. (L)	5,748	141,286
Merit Medical Systems, Inc. (I)	6,024	98,613
Natus Medical, Inc. (I)	4,389	101,079
Neogen Corp. (I)	5,028	255,774
NuVasive, Inc. (I)	6,186	205,685
NxStage Medical, Inc. (I)	8,452	86,295
Olympus Corp. (I)	20,800	700,435
OraSure Technologies, Inc. (I)	8,049	49,501
Orthofix International NV (I)	2,775	60,023
PhotoMedex, Inc. (I)(L)	2,304	28,063
Quidel Corp. (I)	3,894	97,973
ResMed, Inc. (L)	37,919	1,850,826
Rockwell Medical Technologies, Inc. (I)(L)	5,541	81,065
RTI Biologics, Inc. (I)	8,859	27,286
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	176,000	241,710
Smith & Nephew PLC	77,906	1,037,914
Solta Medical, Inc. (I)	11,088	22,176
Sonova Holding AG (I)	4,251	591,551
Spectranetics Corp. (I)	5,650	131,419
St. Jude Medical, Inc.	51,027	2,980,997
Staar Surgical Company (I)	5,203	65,662
STERIS Corp.	23,877	1,101,685
Stryker Corp.	51,826	3,856,891
SurModics, Inc. (I)	2,130	51,376
Symmetry Medical, Inc. (I)	5,487	53,827
Sysmex Corp.	6,400	416,661
Tearlab Corp. (I)(L)	4,134	38,736
Teleflex, Inc.	10,973	1,078,756
Terumo Corp.	13,200	690,663
The Cooper Companies, Inc.	13,068	1,721,578
Thoratec Corp. (I)	23,284	916,691
Tornier BV (I)	3,624	65,558
Unilife Corp. (I)(L)	13,900	61,855
Utah Medical Products, Inc.	552	29,372

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc. (I)	19,116	$1,492,004
Vascular Solutions, Inc. (I)	2,680	55,878
Volcano Corp. (I)	7,602	173,098
West Pharmaceutical Services, Inc.	9,533	475,887
William Demant Holdings A/S (I)	4,374	408,670
Wright Medical Group, Inc. (I)	5,646	168,307
Zeltiq Aesthetics, Inc. (I)	2,642	46,341
Zimmer Holdings, Inc.	29,799	2,723,927

		84,804,147
Health Care Providers & Services - 1.7%
Acadia Healthcare Company, Inc. (I)(L)	4,916	227,119
Accretive Health, Inc. (I)(L)	8,230	69,790
Addus HomeCare Corp. (I)	812	23,548
Aetna, Inc.	65,369	4,505,885
Air Methods Corp. (I)(L)	5,424	303,527
Alfresa Holdings Corp.	3,600	186,832
Alliance HealthCare Services, Inc. (I)	752	21,718
Almost Family, Inc. (I)(L)	1,455	40,595
Amedisys, Inc. (I)(L)	4,414	71,860
AmerisourceBergen Corp.	40,443	2,852,445
AMN Healthcare Services, Inc. (I)	6,455	89,595
Amsurg Corp. (I)	4,474	216,184
Bangkok Dusit Medical Services PCL	10,900	44,639
Bio-Reference Labs, Inc. (I)(L)	3,408	99,514
BioScrip, Inc. (I)	8,204	55,869
Capital Senior Living Corp. (I)	4,031	90,012
Cardinal Health, Inc.	59,709	3,857,201
Catamaran Corp. (I)	1,708	77,945
Celesio AG (L)	9,590	307,389
Centene Corp. (I)	7,535	450,066
Chemed Corp. (L)	2,601	202,696
Chindex International, Inc. (I)	1,905	32,556
Cigna Corp.	50,108	4,381,945
Community Health Systems, Inc. (I)	25,308	1,043,955
Corvel Corp. (I)	1,620	74,990
Cross Country Healthcare, Inc. (I)	4,485	34,265
DaVita HealthCare Partners, Inc. (I)	31,085	1,851,112
Emeritus Corp. (I)	5,663	127,474
ExamWorks Group, Inc. (I)	4,225	124,680
Express Scripts Holding Company (I)	143,405	9,658,327
Five Star Quality Care, Inc. (I)	6,452	31,808
Fresenius Medical Care AG &
Company KGaA	23,118	1,616,179
Fresenius SE & Company KGaA	13,488	1,909,363
Gentiva Health Services, Inc. (I)	4,541	56,081
Hanger, Inc. (I)	4,839	187,947
Health Management
Associates, Inc., Class A (I)	69,474	909,415
Health Net, Inc. (I)	21,192	647,416
HealthSouth Corp.	12,026	430,411
Healthways, Inc. (I)	4,787	67,066
Henry Schein, Inc. (I)(L)	23,086	2,631,804
Humana, Inc.	27,747	2,885,411
IHH Healthcare BHD (I)	231,609	291,072
IPC The Hospitalist Company, Inc. (I)	2,347	147,579
Kindred Healthcare, Inc.	7,511	126,485
Laboratory Corp. of America Holdings (I)	15,442	1,572,768
Landauer, Inc.	1,371	72,663
LHC Group, Inc. (I)	1,792	42,560
Life Healthcare Group Holdings, Ltd.	48,383	194,697
LifePoint Hospitals, Inc. (I)	12,684	649,801
Magellan Health Services, Inc. (I)	3,751	229,561
McKesson Corp.	40,301	6,685,533

178

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Mediclinic International, Ltd.	21,688	$155,257
Medipal Holdings Corp.	11,900	158,850
MEDNAX, Inc. (I)	13,515	1,497,462
Miraca Holdings, Inc.	5,000	232,573
Molina Healthcare, Inc. (I)	3,912	131,443
MWI Veterinary Supply, Inc. (I)	1,785	325,173
National Healthcare Corp.	1,422	79,348
National Research Corp., Class A (I)	1,488	27,245
Netcare, Ltd.	53,164	129,073
Odontoprev SA	17,200	69,854
Omnicare, Inc.	27,624	1,582,303
Owens & Minor, Inc. (L)	25,526	974,327
Patterson Companies, Inc.	14,366	596,045
PharMerica Corp. (I)	4,231	95,536
Qualicorp SA (I)	12,800	119,651
Quest Diagnostics, Inc. (L)	26,430	1,610,644
Ramsay Health Care, Ltd.	6,807	239,855
Select Medical Holdings Corp.	6,833	59,174
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	73,300	171,657
Sinopharm Group Company, Ltd., H Shares	102,400	306,816
Sonic Healthcare, Ltd.	18,913	285,325
Suzuken Company, Ltd.	6,300	214,222
Team Health Holdings, Inc. (I)	9,528	445,243
Tenet Healthcare Corp. (I)	18,287	789,084
The Ensign Group, Inc.	2,699	121,914
The Providence Service Corp. (I)	1,532	42,007
Triple-S Management Corp., Class B (I)	3,392	68,722
UnitedHealth Group, Inc.	178,472	13,292,595
Universal American Corp.	5,432	41,989
Universal Health Services, Inc., Class B	23,857	1,966,533
US Physical Therapy, Inc.	1,771	59,789
VCA Antech, Inc. (I)	23,651	708,347
WellCare Health Plans, Inc. (I)	17,649	1,311,321
WellPoint, Inc.	52,605	4,885,952

		85,304,682
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	42,306	632,052
athenahealth, Inc. (I)(L)	5,107	669,885
Cerner Corp. (I)	51,282	2,947,177
Computer Programs & Systems, Inc.	1,574	96,832
HealthStream, Inc. (I)	2,805	94,360
HMS Holdings Corp. (I)(L)	35,651	816,764
M3, Inc.	68	177,631
MedAssets, Inc. (I)	8,492	182,918
Medidata Solutions, Inc. (I)	3,703	440,324
Merge Healthcare, Inc. (I)	9,924	23,222
Omnicell, Inc. (I)	4,777	115,842
Quality Systems, Inc.	5,594	130,676
Vocera Communications, Inc. (I)	3,011	53,505

		6,381,188
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	1,608	21,772
Affymetrix, Inc. (I)(L)	10,040	85,240
Agilent Technologies, Inc.	58,197	3,117,613
Albany Molecular Research, Inc. (I)	3,349	40,456
Bio-Rad Laboratories, Inc., Class A (I)	5,337	654,423
Cambrex Corp. (I)	4,327	84,377
Charles River
Laboratories International, Inc. (I)	13,110	683,949
Covance, Inc. (I)	14,924	1,259,287
Fluidigm Corp. (I)	3,615	114,885

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Furiex Pharmaceuticals, Inc. (I)	959	$43,155
Life Technologies Corp. (I)	30,139	2,281,522
Lonza Group AG (I)	4,337	403,105
Luminex Corp. (I)	5,341	104,523
Mettler-Toledo International, Inc. (I)	7,993	1,970,834
Neogenomics, Inc. (I)	5,314	18,599
Pacific Biosciences of California, Inc. (I)	6,879	29,098
PAREXEL International Corp. (I)	7,894	325,391
PerkinElmer, Inc.	19,713	749,883
QIAGEN NV (I)	24,691	575,511
Sequenom, Inc. (I)(L)	16,655	43,803
Techne Corp.	8,789	751,811
Thermo Fisher Scientific, Inc.	63,491	6,403,067
Waters Corp. (I)	14,934	1,486,381

		21,248,685
Pharmaceuticals - 5.6%
AbbVie, Inc.	278,718	13,503,887
Acelrx Pharmaceuticals, Inc. (I)	3,376	33,017
Actavis PLC (I)	23,436	3,821,709
Akorn, Inc. (I)(L)	8,136	209,502
Allergan, Inc.	52,282	5,073,968
Ampio Pharmaceuticals, Inc. (I)(L)	4,090	32,434
Aratana Therapeutics, Inc. (I)	963	19,067
Aspen Pharmacare Holdings, Ltd.	14,207	365,501
Astellas Pharma, Inc.	37,100	2,194,902
AstraZeneca PLC	104,514	5,990,737
Auxilium Pharmaceuticals, Inc. (I)	6,951	141,870
AVANIR Pharmaceuticals, Inc., Class A (I)(L)	20,381	90,492
Bayer AG	87,430	11,663,193
BioDelivery Sciences International, Inc. (I)	4,506	21,629
Bristol-Myers Squibb Company	289,650	14,882,217
Cadence Pharmaceuticals, Inc. (I)	8,859	79,908
Celltrion, Inc. (I)	5,024	203,514
Cempra, Inc. (I)	2,925	37,820
Chugai Pharmaceutical Company, Ltd.	18,600	444,548
Daiichi Sankyo Company, Ltd.	56,900	1,045,478
Dainippon Sumitomo Pharma Company, Ltd.	13,200	190,342
Depomed, Inc. (I)	8,149	71,874
Dr. Reddy’s Laboratories, Ltd., ADR (L)	26,040	1,061,130
Eisai Company, Ltd.	20,900	816,865
Eli Lilly & Company	174,919	8,784,432
Endo Health Solutions, Inc. (I)(L)	30,492	2,048,757
Endocyte, Inc. (I)(L)	4,342	50,107
Forest Laboratories, Inc. (I)	41,058	2,106,686
Genomma Lab Internacional SAB de CV (I)	34,300	99,673
GlaxoSmithKline PLC	413,922	10,937,190
Hi-Tech Pharmacal Company, Inc. (I)	1,576	68,446
Hisamitsu Pharmaceutical Company, Inc.	5,100	270,557
Horizon Pharma, Inc. (I)(L)	7,703	55,616
Hospira, Inc. (I)	29,165	1,146,476
Impax Laboratories, Inc. (I)	9,573	230,135
Johnson & Johnson	495,336	46,888,506
Kalbe Farma Tbk PT	788,810	80,320
Kyowa Hakko Kogyo Company, Ltd.	17,737	206,785
Lannett Company, Inc. (I)	2,307	68,149
Mallinckrodt PLC (I)	15,439	802,210
Merck & Company, Inc.	514,357	25,630,409
Merck KGaA	6,851	1,187,096
Mitsubishi Tanabe Pharma Corp.	17,800	244,834
Mylan, Inc. (I)	67,231	2,966,904
Nektar Therapeutics (I)	16,149	202,831
Novartis AG	192,234	15,170,070
Novo Nordisk A/S, Class B	64,400	11,505,954

179

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Omeros Corp. (I)	4,291	$33,856
Ono Pharmaceutical Company, Ltd.	6,900	523,198
Orion OYJ, Series B	18,882	497,125
Otsuka Holdings Company, Ltd.	30,400	888,512
Pacira Pharmaceuticals, Inc. (I)	3,849	212,426
Perrigo Company PLC (I)(L)	16,629	2,592,295
Pfizer, Inc.	1,163,650	36,922,615
Pharmstandard OJSC, GDR (I)	1,027	12,704
Pozen, Inc. (I)	4,474	35,345
Prestige Brands Holdings, Inc. (I)	7,130	251,261
Questcor Pharmaceuticals, Inc. (L)	7,221	418,890
Ranbaxy Laboratories, Ltd., GDR (I)	334	2,226
Ranbaxy Laboratories, Ltd., GDR
(German Exchange) (I)	13,251	83,023
Ranbaxy Laboratories, Ltd., GDR
(London Exchange) (I)	30,167	199,783
Repros Therapeutics, Inc. (I)	3,231	55,412
Roche Holdings AG	58,790	16,353,280
Sagent Pharmaceuticals, Inc. (I)	2,663	60,477
Salix Pharmaceuticals, Ltd. (I)	16,469	1,396,736
Sanofi	96,633	10,206,370
Santarus, Inc. (I)	7,726	248,623
Santen Pharmaceutical Company, Ltd.	6,200	295,253
Sciclone Pharmaceuticals, Inc. (I)	8,151	39,777
ScinoPharm Taiwan, Ltd.	19,600	61,414
Shionogi & Company, Ltd.	25,200	554,798
Shire PLC	46,266	2,096,349
Sihuan Pharmaceutical Holdings Group, Ltd.	217,000	170,609
Sino Biopharmaceutical, Ltd.	308,000	242,323
Supernus Pharmaceuticals, Inc. (I)(L)	2,371	17,142
Taisho Pharmaceutical
Holdings Company, Ltd.	2,500	171,964
Takeda Pharmaceutical Company, Ltd.	67,200	3,266,366
The Medicines Company (I)	8,800	322,168
TherapeuticsMD, Inc. (I)(L)	11,250	55,013
Tsumura & Company, Ltd.	4,600	124,865
UCB SA	14,204	953,081
Valeant Pharmaceuticals International, Inc. (I)	2,014	220,951
ViroPharma, Inc. (I)	9,096	450,343
Vivus, Inc. (I)(L)	14,084	141,122
XenoPort, Inc. (I)(L)	6,359	33,957
Yuhan Corp.	610	108,275
Zoetis, Inc.	88,468	2,755,778
Zogenix, Inc. (I)(L)	10,863	35,087

		275,858,539

		559,813,206
Industrials - 11.5%
Aerospace & Defense - 2.1%
AAR Corp.	5,533	172,740
Aerovironment, Inc. (I)(L)	2,727	82,274
Alliant Techsystems, Inc.	8,550	1,036,517
American Science & Engineering, Inc.	1,167	83,627
Astronics Corp. (I)	2,149	112,371
Astronics Corp., Class B (I)	453	23,574
AviChina Industry & Technology
Company, Ltd., H Shares	212,000	128,509
B/E Aerospace, Inc. (I)	26,299	2,288,013
BAE Systems PLC	272,860	1,907,802
CAE, Inc.	4,172	47,392
Cobham PLC	90,639	391,930
Cubic Corp.	2,804	157,136
Curtiss-Wright Corp.	6,537	344,957

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
DigitalGlobe, Inc. (I)	10,386	$411,286
Ducommun, Inc. (I)	1,566	39,682
Embraer SA	36,800	284,405
Engility Holdings, Inc. (I)	2,465	78,510
Esterline Technologies Corp. (I)	12,730	1,120,495
European Aeronautic Defence &
Space Company NV	47,523	3,368,663
Exelis, Inc.	50,265	888,183
Finmeccanica SpA (I)	53,549	387,714
GenCorp, Inc. (I)(L)	8,490	155,707
General Dynamics Corp.	58,186	5,333,329
HEICO Corp. (L)	9,273	529,303
Honeywell International, Inc.	137,942	12,209,246
Huntington Ingalls Industries, Inc.	13,289	1,092,754
Korea Aerospace Industries, Ltd.	3,590	95,020
Kratos Defense & Security Solutions, Inc. (I)	6,402	42,829
L-3 Communications Holdings, Inc.	15,702	1,624,529
LMI Aerospace, Inc. (I)	1,697	21,535
Lockheed Martin Corp.	47,490	6,727,908
Meggitt PLC (I)	65,998	537,912
Moog, Inc., Class A (I)	6,285	431,591
National Presto Industries, Inc. (L)	773	59,220
Northrop Grumman Corp.	40,378	4,549,793
Orbital Sciences Corp. (I)	8,369	196,504
Precision Castparts Corp.	25,648	6,628,726
Raytheon Company	57,078	5,061,677
Rockwell Collins, Inc. (L)	24,081	1,751,411
Rolls-Royce Holdings PLC (I)	158,911	3,203,993
Safran SA	20,557	1,351,734
Singapore Technologies Engineering, Ltd.	108,000	347,281
Sparton Corp. (I)	1,530	39,413
Taser International, Inc. (I)	7,197	123,716
Teledyne Technologies, Inc. (I)	5,196	481,825
Textron, Inc.	50,311	1,671,835
Thales SA	7,455	454,497
The Boeing Company	121,908	16,366,149
The KEYW Holding Corp. (I)(L)	4,643	57,527
Triumph Group, Inc.	13,883	1,026,509
United Technologies Corp.	148,308	16,441,425
Zodiac Aerospace	2,851	483,206

		102,453,884
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (I)	7,471	58,124
Atlas Air Worldwide Holdings, Inc. (I)	3,629	139,354
C.H. Robinson Worldwide, Inc. (L)	28,227	1,654,949
Deutsche Post AG	96,963	3,429,222
Echo Global Logistics, Inc. (I)	2,577	53,035
Expeditors International of Washington, Inc.	35,892	1,559,148
FedEx Corp.	52,323	7,257,200
Forward Air Corp.	4,290	185,328
Hub Group, Inc., Class A (I)	5,228	196,730
Hyundai Glovis Company, Ltd.	1,078	240,184
Pacer International, Inc. (I)	5,651	51,311
Park-Ohio Holdings Corp. (I)	1,258	53,566
TNT Express NV	13,127	120,212
Toll Holdings, Ltd.	29,179	151,810
United Parcel Service, Inc., Class B	127,130	13,015,569
UTi Worldwide, Inc.	36,918	583,674
XPO Logistics, Inc. (I)(L)	4,135	94,940
Yamato Transport Company, Ltd.	31,700	673,061

		29,517,417

180

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 0.3%
Air China, Ltd., H Shares	187,466	$146,757
AirAsia BHD	111,946	82,924
Alaska Air Group, Inc.	18,634	1,448,607
Allegiant Travel Company	2,079	230,145
ANA Holdings, Inc.	102,000	205,857
Cathay Pacific Airways, Ltd.	115,000	243,991
China Airlines, Ltd. (I)	290,000	106,259
China Southern Airlines Company, Ltd.,
H Shares	186,000	81,806
Delta Air Lines, Inc.	150,166	4,351,811
Deutsche Lufthansa AG (I)	25,364	550,727
easyJet PLC	15,677	364,966
Eva Airways Corp. (I)	202,000	116,368
Hanjin Kal Corp. (I)	1,283	17,440
Hawaiian Holdings, Inc. (I)(L)	7,689	70,124
International Consolidated
Airlines Group SA (I)	52,045	312,234
Japan Airlines Company, Ltd.	5,300	269,793
JetBlue Airways Corp. (I)(L)	90,433	803,949
Korean Air Lines Company, Ltd. (I)	2,245	64,648
Qantas Airways, Ltd. (I)	52,173	57,872
Republic Airways Holdings, Inc. (I)	6,992	78,730
Ryanair Holdings PLC, ADR (I)(L)	2,890	138,792
Singapore Airlines, Ltd.	11,140	92,820
Singapore Airlines, Ltd.	29,000	243,096
SkyWest, Inc.	7,355	124,300
Southwest Airlines Company	126,746	2,356,208
Spirit Airlines, Inc. (I)	8,376	384,207
Turk Hava Yollari	37,456	137,811
US Airways Group, Inc. (I)(L)	26,597	624,498

		13,706,740
Building Products - 0.3%
AAON, Inc.	3,925	120,772
American Woodmark Corp. (I)	1,449	52,287
AO Smith Corp.	19,743	1,069,083
Apogee Enterprises, Inc.	4,005	143,459
Asahi Glass Company, Ltd.	85,000	549,010
Assa Abloy AB, Series B	18,195	918,378
Builders FirstSource, Inc. (I)	6,584	46,417
Cie de Saint-Gobain	32,479	1,722,364
Daikin Industries, Ltd.	20,300	1,285,494
Fortune Brands Home & Security, Inc.	44,323	1,932,483
Geberit AG (I)	3,179	933,920
Gibraltar Industries, Inc. (I)	4,419	78,216
Griffon Corp.	6,262	80,529
Insteel Industries, Inc.	2,846	56,550
KCC Corp.	414	182,817
Lennox International, Inc.	12,266	1,010,718
LIXIL Group Corp.	22,800	590,855
Masco Corp.	62,533	1,401,990
NCI Building Systems, Inc. (I)	2,946	49,876
Nortek, Inc. (I)	1,290	94,222
Patrick Industries, Inc. (I)	997	31,156
PGT, Inc. (I)	4,776	47,760
Ply Gem Holdings, Inc. (I)	2,269	39,798
Quanex Building Products Corp.	5,176	92,340
Simpson Manufacturing Company, Inc. (L)	5,635	204,551
Taiwan Glass Industrial Corp.	89,395	92,508
TOTO, Ltd.	26,000	382,232
Trex Company, Inc. (I)	2,385	172,650
Universal Forest Products, Inc.	2,842	147,699

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
USG Corp. (I)(L)	10,638	$291,375

		13,821,509
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	7,574	210,633
ACCO Brands Corp. (I)	15,937	95,941
Aggreko PLC	22,131	580,408
ARC Document Solutions, Inc. (I)	5,889	50,704
Babcock International Group PLC	30,118	645,520
Brambles, Ltd.	72,554	627,365
Casella Waste Systems, Inc., Class A (I)	5,995	35,790
CECO Environmental Corp.	2,774	44,190
Cenveo, Inc. (I)	8,683	29,783
China Everbright International, Ltd.	236,000	263,605
Cintas Corp.	18,234	1,011,987
Clean Harbors, Inc. (I)	14,719	776,722
Consolidated Graphics, Inc. (I)	1,050	67,631
Copart, Inc. (I)	29,814	1,026,496
Courier Corp.	2,016	37,740
Dai Nippon Printing Company, Ltd.	48,000	495,477
Deluxe Corp. (L)	20,497	1,018,496
Edenred	16,026	577,469
EnerNOC, Inc. (I)	3,733	64,021
Ennis, Inc.	3,763	69,766
G&K Services, Inc., Class A	2,688	161,871
G4S PLC	128,095	546,479
Healthcare Services Group, Inc.	9,570	277,434
Heritage-Crystal Clean, Inc. (I)	1,551	28,864
Herman Miller, Inc.	23,864	761,500
HNI Corp. (L)	18,469	732,111
InnerWorkings, Inc. (I)	6,425	44,204
Interface, Inc.	8,350	167,418
Iron Mountain, Inc.	29,316	824,366
Kimball International, Inc., Class B	4,829	71,904
Knoll, Inc.	6,866	121,872
McGrath RentCorp. (L)	3,475	135,143
Mine Safety Appliances Company	12,327	614,131
Mobile Mini, Inc. (I)	5,335	215,534
Multi-Color Corp.	1,847	70,020
Park24 Company, Ltd.	8,600	162,466
Performant Financial Corp. (I)	3,261	34,208
Pitney Bowes, Inc. (L)	34,479	798,878
Quad/Graphics, Inc. (L)	3,496	91,071
R.R. Donnelley & Sons Company (L)	48,525	897,713
Republic Services, Inc.	48,215	1,683,186
Rollins, Inc.	16,989	477,901
S1 Corp.	1,266	85,493
Schawk, Inc.	1,999	29,945
Secom Company, Ltd.	18,000	1,112,201
Securitas AB, Series B	16,268	167,243
Serco Group PLC	40,466	301,632
Societe BIC SA	2,252	275,848
SP Plus Corp. (I)	2,214	54,110
Steelcase, Inc., Class A	11,753	191,926
Stericycle, Inc. (I)	15,069	1,770,306
Swisher Hygiene, Inc. (I)	18,011	9,492
Team, Inc. (I)	2,863	117,154
Tetra Tech, Inc. (I)	9,001	257,339
The ADT Corp. (I)(L)	35,340	1,433,390
The Brink’s Company	19,531	654,874
Toppan Printing Company, Ltd.	48,000	388,486
Tyco International, Ltd.	81,663	3,114,627
UniFirst Corp.	2,009	205,400
United Stationers, Inc.	5,646	253,957

181

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
US Ecology, Inc.	2,701	$103,934
Viad Corp.	2,853	77,031
Waste Connections, Inc.	32,971	1,448,746
Waste Management, Inc.	76,596	3,498,905
West Corp.	2,955	68,054

		32,268,111
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	7,799	251,498
AECOM Technology Corp. (I)	26,976	783,923
Aegion Corp. (I)	5,459	118,842
Ameresco, Inc., Class A (I)	3,199	29,367
Argan, Inc.	2,088	48,964
Bouygues SA	15,466	581,614
China Communications Construction
Company, Ltd., H Shares	444,965	377,048
China Railway Construction Corp., H Shares	201,300	225,222
China Railway Group, Ltd., H Shares	407,000	235,435
China State Construction
International Holdings, Ltd.	182,000	319,707
Chiyoda Corp.	13,000	177,976
Comfort Systems USA, Inc.	5,274	108,117
CTCI Corp.	67,000	106,283
Daelim Industrial Company, Ltd.	2,314	219,891
Daewoo Engineering &
Construction Company, Ltd. (I)	6,909	55,649
Doosan Heavy Industries and
Construction Company, Ltd.	3,917	141,003
Dycom Industries, Inc. (I)	4,602	130,237
EMCOR Group, Inc.	9,284	368,853
Ferrovial SA	20,005	378,114
Fluor Corp.	28,598	2,225,210
Furmanite Corp. (I)	5,480	61,924
Gamuda BHD	150,100	221,548
Granite Construction, Inc.	15,011	469,094
Great Lakes Dredge & Dock Corp. (I)(L)	8,605	76,671
GS Engineering & Construction Corp.	2,963	84,721
Hochtief AG	3,325	293,369
Hyundai Development Company	4,360	94,179
Hyundai Engineering &
Construction Company, Ltd.	5,941	353,354
IJM Corp. BHD	97,500	176,904
Jacobs Engineering Group, Inc. (I)	22,812	1,363,473
JGC Corp.	18,000	671,231
Kajima Corp.	72,000	269,622
KBR, Inc.	39,501	1,336,319
Kinden Corp.	11,000	115,910
Koninklijke Boskalis Westinster NV	2,792	139,086
Larsen & Toubro, Ltd., GDR	3,240	53,395
Larsen & Toubro, Ltd., GDR
(London Exchange)	65,207	1,065,489
Layne Christensen Company (I)(L)	2,976	49,550
Leighton Holdings, Ltd. (L)	7,423	109,722
MasTec, Inc. (I)(L)	8,247	261,018
MYR Group, Inc. (I)	3,027	76,916
Northwest Pipe Company (I)	1,457	56,794
Obayashi Corp.	56,000	302,667
OCI (I)	3,401	137,207
Orion Marine Group, Inc. (I)	4,051	48,085
Pike Electric Corp. (I)	3,825	40,201
Primoris Services Corp.	4,984	143,340
Quanta Services, Inc. (I)	37,430	1,108,302
Samsung Engineering Company, Ltd.	2,435	144,807

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Shimizu Corp.	52,000	$243,474
Skanska AB, Series B	19,246	366,343
Sterling Construction Company, Inc. (I)	2,873	34,964
Taisei Corp.	84,000	382,754
Tutor Perini Corp. (I)	5,117	125,315
URS Corp.	19,989	1,038,828
Vinci SA	37,491	2,406,140

		20,805,669
Electrical Equipment - 0.9%
ABB, Ltd. (I)	183,278	4,685,939
Acuity Brands, Inc. (L)	17,369	1,780,844
Alstom SA	17,098	626,402
American Superconductor Corp. (I)(L)	7,912	12,897
AMETEK, Inc.	43,262	2,129,356
AZZ, Inc.	3,551	173,573
Brady Corp., Class A	6,403	200,606
Capstone Turbine Corp. (I)(L)	44,109	52,490
Coleman Cable, Inc.	1,365	33,511
Eaton Corp. PLC	83,689	6,080,843
Emerson Electric Company	125,262	8,391,301
Encore Wire Corp.	2,913	146,291
EnerSys, Inc.	6,656	474,906
Enphase Energy, Inc. (I)(L)	2,456	17,806
Franklin Electric Company, Inc. (L)	6,544	291,208
FuelCell Energy, Inc. (I)(L)	24,086	33,239
Fuji Electric Company, Ltd.	50,000	226,735
Furukawa Electric Company, Ltd.	59,000	139,490
Generac Holdings, Inc.	7,056	375,803
General Cable Corp. (L)	20,110	586,005
Global Power Equipment Group, Inc.	2,538	49,567
GrafTech International, Ltd. (I)	16,236	187,039
Hubbell, Inc., Class B	14,411	1,555,091
II-VI, Inc. (I)	7,174	117,295
Legrand SA	21,498	1,185,277
LS Cable, Ltd.	1,506	112,445
LS Industrial Systems Company, Ltd.	1,314	83,224
LSI Industries, Inc.	3,307	28,738
Mabuchi Motor Company, Ltd.	2,300	138,449
Mitsubishi Electric Corp.	166,000	1,920,485
Nidec Corp.	8,700	841,149
Osram Licht AG (I)	9,537	564,065
Polypore International, Inc. (I)(L)	6,481	246,148
Powell Industries, Inc.	1,311	89,921
PowerSecure International, Inc. (I)	3,108	54,608
Preformed Line Products Company	395	27,828
Prysmian SpA	27,578	720,076
Regal-Beloit Corp.	12,022	884,579
Revolution Lighting Technologies, Inc. (I)(L)	4,483	12,777
Rockwell Automation, Inc.	24,485	2,781,006
Roper Industries, Inc.	17,316	2,245,885
Schneider Electric SA	42,815	3,613,840
Shanghai Electric Group Company, Ltd.,
H Shares	275,136	99,288
Sumitomo Electric Industries, Ltd.	65,300	1,015,852
Teco Electric & Machinery Company, Ltd.	206,000	226,489
Thermon Group Holdings, Inc. (I)	3,861	111,197
Vicor Corp. (I)	2,742	29,641
Walsin Lihwa Corp. (I)	310,000	94,760
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	47,000	181,233

		45,677,197

182

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 1.9%
3M Company	114,184	$15,244,706
Alfa SAB de CV, Class A	143,000	422,630
Beijing Enterprises Holdings, Ltd.	53,214	475,836
Bidvest Group, Ltd.	14,136	355,062
Carlisle Companies, Inc.	17,033	1,252,096
Citic Pacific, Ltd.	142,033	204,929
CJ Corp.	1,195	117,498
Danaher Corp.	105,138	7,864,322
Doosan Corp.	784	100,802
Enka Insaat ve Sanayi AS	26,087	86,280
Far Eastern New Century Corp.	326,679	377,358
General Electric Company	1,790,348	47,730,678
Grupo Carso SAB de CV, Series A1	27,600	144,063
Hopewell Holdings, Ltd.	48,500	162,437
Hutchison Whampoa, Ltd.	180,000	2,300,839
Keppel Corp., Ltd.	95,931	865,049
KOC Holdings AS	38,943	183,087
Koninklijke Philips NV	36,177	1,291,616
LG Corp.	7,908	467,184
MMC Corp. BHD	57,428	50,255
NWS Holdings, Ltd.	118,230	176,898
Raven Industries, Inc. (L)	5,110	205,167
Reunert, Ltd.	7,202	48,602
Samsung Techwin Company, Ltd.	3,209	171,942
SembCorp Industries, Ltd.	66,000	284,157
Shanghai Industrial Holdings, Ltd.	47,070	160,371
Siemens AG	83,931	11,088,273
Sime Darby BHD	230,800	691,140
SK Holdings Company, Ltd.	2,162	381,697
Smiths Group PLC	32,392	728,035
Toshiba Corp.	345,000	1,489,990
Turkiye Sise ve Cam Fabrikalari AS	31,373	42,372

		95,165,371
Machinery - 2.3%
Accuride Corp. (I)	6,159	21,618
Actuant Corp., Class A	10,082	394,005
AGCO Corp.	24,165	1,408,336
Airtac International Group	350	2,788
Alamo Group, Inc.	1,012	59,415
Albany International Corp., Class A	3,843	141,269
Alfa Laval AB	16,148	382,413
Altra Holdings, Inc.	3,814	115,869
Amada Company, Ltd.	31,000	274,982
American Railcar Industries, Inc.	1,312	56,941
Andritz AG	6,009	380,628
Astec Industries, Inc.	2,789	102,077
Atlas Copco AB, Series A	35,995	1,001,002
Atlas Copco AB, Series B	21,301	536,896
Barnes Group, Inc.	7,469	272,619
Blount International, Inc. (I)	7,014	101,633
Briggs & Stratton Corp. (L)	6,724	135,959
Caterpillar, Inc.	112,050	9,479,430
Chart Industries, Inc. (I)	4,215	410,120
China International Marine Containers Group
Company, Ltd., H Shares	48,700	103,331
CIRCOR International, Inc.	2,430	192,772
CLARCOR, Inc.	20,151	1,219,740
CNH Industrial NV (I)	127,514	1,458,035
Columbus McKinnon Corp. (I)	2,798	77,505
Commercial Vehicle Group, Inc. (I)	3,840	29,222
Crane Company	13,025	811,588
CSR Corp., Ltd., H Shares	194,000	181,404
Cummins, Inc.	30,323	4,013,552

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	8,010	$277,340
Deere & Company (L)	67,271	5,666,909
Donaldson Company, Inc.	36,086	1,505,869
Doosan Infracore Company, Ltd. (I)	7,350	91,062
Douglas Dynamics, Inc.	3,492	55,662
Dover Corp.	29,855	2,709,043
Dynamic Materials Corp.	2,080	46,613
Energy Recovery, Inc. (I)(L)	6,535	32,348
EnPro Industries, Inc. (I)(L)	2,861	161,933
ESCO Technologies, Inc.	3,723	126,805
FANUC Corp.	16,400	2,763,452
Federal Signal Corp. (I)	8,718	136,262
Flow International Corp. (I)	7,904	31,774
Flowserve Corp.	25,266	1,803,487
FreightCar America, Inc.	1,880	43,766
GEA Group AG	19,626	914,432
Global Brass & Copper Holdings, Inc.	1,204	19,866
Graco, Inc.	16,385	1,265,414
Graham Corp.	1,491	55,734
Greenbrier Companies, Inc. (I)	3,408	106,500
Hardinge, Inc.	1,908	29,555
Harsco Corp.	21,525	562,879
Hino Motors, Ltd.	23,000	357,240
Hitachi Construction
Machinery Company, Ltd.	9,100	195,075
Hiwin Technologies Corp.	18,759	155,549
Hurco Companies, Inc.	1,234	32,676
Hyster-Yale Materials Handling, Inc.	2,294	191,228
Hyundai Heavy Industries Company, Ltd.	3,471	889,241
Hyundai Mipo Dockyard	913	155,503
IDEX Corp.	21,836	1,557,562
IHI Corp.	116,000	485,497
Illinois Tool Works, Inc.	72,747	5,789,206
IMI PLC	26,965	646,044
Ingersoll-Rand PLC	48,078	3,433,731
Invensys PLC	55,099	451,121
ITT Corp.	24,114	984,333
John Bean Technologies Corp.	4,014	118,654
Joy Global, Inc. (L)	18,588	1,051,337
JTEKT Corp.	18,100	280,294
Kadant, Inc.	1,702	70,497
Kawasaki Heavy Industries, Ltd.	123,000	505,105
Kennametal, Inc.	20,779	986,587
Komatsu, Ltd.	79,900	1,663,566
Kone OYJ (L)	31,049	2,850,928
Kubota Corp.	92,000	1,575,753
Kurita Water Industries, Ltd.	9,400	201,378
LB Foster Company, Class A	1,504	70,492
Lincoln Electric Holdings, Inc.	21,949	1,568,915
Lindsay Corp. (L)	1,797	137,273
Lydall, Inc. (I)	2,635	46,982
Makita Corp.	9,700	484,626
MAN SE	3,867	470,084
Manitex International, Inc. (I)	2,045	27,239
Melrose Industries PLC	106,939	511,021
Meritor, Inc. (I)	13,658	108,854
Metso OYJ	24,955	1,007,232
Middleby Corp. (I)	2,609	576,172
Miller Industries, Inc. (L)	2,125	40,418
Mitsubishi Heavy Industries, Ltd.	260,000	1,669,972
Mueller Industries, Inc.	3,910	238,823
Mueller Water Products, Inc., Class A	21,853	188,154

183

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Nabtesco Corp.	9,400	$219,164
NGK Insulators, Ltd.	23,000	421,760
NN, Inc.	2,570	51,272
Nordson Corp.	16,117	1,162,358
NSK, Ltd.	41,000	485,279
Oshkosh Corp.	23,224	1,132,170
PACCAR, Inc.	61,824	3,543,133
Pall Corp.	19,449	1,627,881
Parker Hannifin Corp.	26,117	3,077,627
Pentair, Ltd.	34,875	2,466,360
PMFG, Inc. (I)(L)	3,446	26,431
Proto Labs, Inc. (I)(L)	2,359	175,274
RBC Bearings, Inc. (I)	3,222	220,353
Rexnord Corp. (I)	4,226	102,734
Samsung Heavy Industries Company, Ltd.	13,481	498,665
Sandvik AB	55,750	776,572
Scania AB, Series B	16,798	332,343
Schindler Holding AG,
Participation Certificates	4,071	561,223
Schindler Holding AG, Registered Shares	1,419	197,404
SembCorp Marine, Ltd.	57,600	203,915
SKF AB, B Shares	21,088	574,790
SMC Corp.	4,500	1,085,185
Snap-on, Inc.	10,301	1,093,451
SPX Corp.	12,077	1,142,967
Standex International Corp.	1,777	104,701
Stanley Black & Decker, Inc.	28,058	2,283,641
Sulzer AG	1,918	297,721
Sumitomo Heavy Industries, Ltd.	48,000	231,208
Sun Hydraulics Corp.	2,999	128,867
Tecumseh Products Company, Class A (I)	2,879	25,134
Tennant Company	2,537	165,565
Terex Corp.	29,712	1,079,140
The ExOne Company (I)(L)	928	49,555
The Gorman-Rupp Company	2,125	89,399
The Japan Steel Works, Ltd.	26,000	139,058
The Weir Group PLC	17,797	623,549
THK Company, Ltd.	9,800	237,880
Timken Company	21,307	1,102,850
Titan International, Inc.	7,429	128,150
Trimas Corp. (I)	6,265	229,174
Trinity Industries, Inc.	20,984	1,089,279
Twin Disc, Inc. (L)	1,312	37,694
United Tractors Tbk PT	54,137	82,426
Vallourec SA	8,601	487,412
Valmont Industries, Inc.	7,144	1,033,808
Volvo AB, Series B	81,575	1,071,433
Wabash National Corp. (I)	9,559	116,046
Wabtec Corp.	25,705	1,773,645
Wartsila OYJ ABP	35,222	1,723,029
Watts Water Technologies, Inc., Class A	3,934	236,512
WEG SA	14,000	190,125
Weichai Power Company, Ltd., H Shares	48,920	218,578
Woodward, Inc.	25,701	1,102,573
Xerium Technologies, Inc. (I)	1,721	22,700
Xylem, Inc.	32,764	1,132,324
Yangzijiang Shipbuilding Holdings, Ltd.	129,000	119,927
Zardoya Otis SA	8,239	141,397
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	127,000	130,095

		112,349,122
Marine - 0.1%
A.P. Moeller Maersk A/S, Series A	83	791,207

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
A.P. Moeller Maersk A/S, Series B	219	$2,217,232
China COSCO Holdings Company, Ltd.,
H Shares (I)	237,879	122,949
China Shipping Container Lines
Company, Ltd., H Shares (I)	365,076	98,754
Evergreen Marine Corp., Ltd. (I)	146,000	86,244
Hyundai Merchant Marine Company, Ltd. (I)	5,550	59,013
International Shipholding Corp.	923	26,130
Kirby Corp. (I)	15,157	1,431,579
Kuehne & Nagel International AG	4,226	546,575
Matson, Inc.	17,449	436,748
MISC BHD (I)	88,500	150,644
Mitsui O.S.K. Lines, Ltd.	92,000	409,202
Nippon Yusen KK (L)	138,000	427,530
Orient Overseas International, Ltd.	17,500	92,721
U-Ming Marine Transport Corp.	36,000	63,546
Wan Hai Lines, Ltd.	116,000	60,647
Yang Ming Marine Transport Corp. (I)	128,000	56,175

		7,076,896
Professional Services - 0.4%
Acacia Research Corp. (L)	6,878	102,345
Adecco SA (I)	10,931	839,389
ALS, Ltd.	17,120	130,586
Barrett Business Services, Inc.	1,000	84,520
Bureau Veritas SA	17,643	523,401
Capita PLC	54,775	893,342
CBIZ, Inc. (I)	5,757	51,583
CDI Corp.	2,127	33,373
CRA International, Inc. (I)	1,647	30,420
Equifax, Inc.	21,093	1,420,192
Experian PLC	84,216	1,552,860
Exponent, Inc.	1,825	141,200
Franklin Covey Company (I)	1,456	29,630
FTI Consulting, Inc. (I)	16,457	739,084
GP Strategies Corp. (I)	2,115	63,090
Heidrick & Struggles International, Inc.	2,609	47,588
Huron Consulting Group, Inc. (I)	3,219	191,337
ICF International, Inc. (I)	2,759	99,821
Insperity, Inc.	3,093	109,028
Intertek Group PLC	13,333	661,286
Kelly Services, Inc., Class A (L)	3,706	86,127
Kforce, Inc.	3,822	77,128
Korn/Ferry International (I)	6,729	155,844
ManpowerGroup, Inc.	20,908	1,671,176
Mistras Group, Inc. (I)	2,312	46,356
Navigant Consulting Company (I)	6,994	137,082
Nielsen Holdings NV	38,508	1,662,005
Odyssey Marine Exploration, Inc. (I)(L)	12,438	25,498
On Assignment, Inc. (I)	6,360	216,431
Pendrell Corp. (I)	23,036	49,297
Randstad Holdings NV	4,613	286,681
Resources Connection, Inc.	5,777	82,149
Robert Half International, Inc.	24,172	933,764
RPX Corp. (I)	4,528	74,803
Seek, Ltd.	15,318	186,106
SGS SA	439	988,324
The Advisory Board Company (I)	4,929	319,005
The Corporate Executive Board Company (L)	13,627	1,003,356
The Dun & Bradstreet Corp. (L)	7,147	835,127
Towers Watson & Company, Class A	17,181	1,934,581
TrueBlue, Inc. (I)	5,641	144,071
VSE Corp.	640	32,781

184

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
WageWorks, Inc. (I)	3,465	$198,545

		18,890,312
Road & Rail - 0.9%
All America Latina Logistica SA	26,000	86,435
Arkansas Best Corp.	3,623	117,892
Asciano, Ltd.	43,798	229,773
Aurizon Holdings, Ltd.	94,532	401,831
Canadian National Railway Company	2,956	333,393
Canadian Pacific Railway, Ltd.	1,375	212,031
Celadon Group, Inc.	3,073	64,011
Central Japan Railway Company, Ltd.	12,300	1,481,464
ComfortDelGro Corp., Ltd.	133,000	207,973
Con-way, Inc.	15,080	624,161
CSX Corp.	178,844	4,877,076
DSV A/S, ADR	28,687	876,757
East Japan Railway Company	28,800	2,355,681
Genesee & Wyoming, Inc., Class A (I)	14,229	1,368,830
Hankyu Hanshin Holdings, Inc.	96,000	530,106
Heartland Express, Inc.	6,636	121,638
J.B. Hunt Transport Services, Inc.	24,381	1,833,207
Kansas City Southern	19,345	2,341,132
Keikyu Corp.	39,000	327,551
Keio Corp.	47,000	312,032
Keisei Electric Railway Company, Ltd.	23,000	223,759
Kintetsu Corp.	149,000	522,613
Knight Transportation, Inc.	8,214	146,784
Landstar System, Inc.	12,216	685,684
Localiza Rent a Car SA	8,070	117,718
Marten Transport, Ltd.	3,597	69,890
MTR Corp., Ltd.	117,528	456,674
Nippon Express Company, Ltd.	67,000	345,850
Norfolk Southern Corp.	55,102	4,831,894
Odakyu Electric Railway Company, Ltd.	52,000	463,196
Quality Distribution, Inc. (I)	3,373	41,252
Roadrunner Transportation Systems, Inc. (I)	2,679	73,351
Ryder Systems, Inc.	9,180	641,131
Saia, Inc. (I)	3,467	120,409
Swift Transportation Company (I)(L)	11,677	270,323
Tobu Railway Company, Ltd.	83,000	405,573
Tokyu Corp.	96,000	647,744
Union Pacific Corp.	81,546	13,213,714
Werner Enterprises, Inc. (L)	18,576	447,124
West Japan Railway Company	13,900	608,522
YRC Worldwide, Inc. (I)(L)	1,606	14,454

		43,050,633
Trading Companies & Distributors - 0.5%
Aceto Corp.	3,946	84,957
Aircastle, Ltd.	9,309	174,264
Applied Industrial Technologies, Inc.	5,823	281,717
Barloworld, Ltd.	9,744	90,702
Beacon Roofing Supply, Inc. (I)	6,769	251,671
Brenntag AG	5,573	988,572
Bunzl PLC	27,950	634,096
CAI International, Inc. (I)	2,537	58,351
Daewoo International Corp.	3,995	146,915
DXP Enterprises, Inc. (I)	1,310	128,354
Fastenal Company (L)	47,300	2,200,869
Finning International, Inc. (L)	1,318	30,601
GATX Corp.	12,326	618,395
H&E Equipment Services, Inc. (I)	4,091	116,716
Houston Wire & Cable Company	2,944	39,744
ITOCHU Corp.	128,800	1,626,628

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Kaman Corp.	3,871	$154,298
Marubeni Corp.	141,200	1,025,444
Mitsubishi Corp.	120,100	2,364,859
Mitsui & Company, Ltd.	148,400	2,057,830
MSC Industrial Direct Company, Inc., Class A	12,866	988,752
Noble Group, Ltd.	266,773	235,158
Rexel SA	17,060	432,321
Rush Enterprises, Inc., Class A (I)(L)	4,865	142,204
Samsung C&T Corp.	10,341	616,532
SK Networks Company, Ltd.	9,640	67,989
Sojitz Corp.	108,800	201,005
Stock Building Supply Holdings, Inc. (I)	1,232	22,558
Sumitomo Corp.	96,000	1,188,679
TAL International Group, Inc. (I)(L)	4,676	255,497
Textainer Group Holdings, Ltd. (L)	2,861	111,093
Titan Machinery, Inc. (I)(L)	2,486	44,276
Toyota Tsusho Corp.	18,100	467,166
Travis Perkins PLC	20,827	610,374
United Rentals, Inc. (I)(L)	24,910	1,712,064
W.W. Grainger, Inc.	10,972	2,829,898
Watsco, Inc.	10,721	1,028,787
Wolseley PLC	23,007	1,237,622

		25,266,958
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	18,302	388,275
Aeroports de Paris	2,227	245,074
Airports of Thailand PCL	16,500	96,348
Arteris SA	4,000	33,210
Atlantia SpA	43,948	978,107
Beijing Capital International Airport
Company, Ltd., H Shares	185,211	144,338
CCR SA	53,800	425,237
China Merchants Holdings
International Company, Ltd.	112,031	419,856
COSCO Pacific, Ltd.	163,508	246,153
EcoRodovias Infraestrutura e Logistica SA	9,000	56,177
Fraport AG Frankfurt Airport
Services Worldwide	3,861	283,925
Groupe Eurotunnel SA	43,407	426,496
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	12,900	67,108
Grupo Aeroportuario del Sureste SAB
de CV, Class B	9,900	133,522
Hutchison Port Holdings Trust	341,100	231,992
Jasa Marga Tbk PT	58,354	24,844
Jiangsu Expressway Company, Ltd., H Shares	122,855	162,927
Kamigumi Company, Ltd.	18,000	162,351
Kerry Logistics HK, Ltd. (I)	27,384	28,611
Malaysia Airports Holdings BHD	45,622	122,517
Mitsubishi Logistics Corp.	10,000	158,472
OHL Mexico SAB de CV (I)	30,100	79,233
Sydney Airport	9,738	34,570
TAV Havalimanlari Holding AS	10,752	79,667
Transurban Group	65,457	417,428
Wesco Aircraft Holdings, Inc. (I)	5,740	119,851
Zhejiang Expressway Company, Ltd., H Shares	146,282	136,634

		5,702,923

		565,752,742
Information Technology - 14.5%
Communications Equipment - 1.3%
AAC Technologies Holdings, Inc.	65,500	297,340

185

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
ADTRAN, Inc.	23,889	$613,470
Alliance Fiber Optic Products, Inc. (L)	1,644	24,249
Ambient Corp. (I)	394	934
Anaren, Inc. (I)	1,746	48,696
ARRIS Group, Inc. (I)	16,135	331,090
Aruba Networks, Inc. (I)(L)	15,874	283,192
Aviat Networks, Inc. (I)	10,074	25,487
Bel Fuse, Inc., Class B	1,549	35,209
Black Box Corp.	2,272	63,639
Blackberry, Ltd. (I)(L)	2,409	15,281
CalAmp Corp. (I)	4,915	122,580
Calix, Inc. (I)	5,631	57,661
Ciena Corp. (I)(L)	41,638	924,780
Cisco Systems, Inc.	942,687	20,032,099
Comtech Telecommunications Corp.	2,440	78,422
Digi International, Inc. (I)	4,209	48,404
Emulex Corp. (I)	12,584	93,877
Extreme Networks, Inc. (I)	13,105	91,080
F5 Networks, Inc. (I)	13,838	1,138,314
Finisar Corp. (I)(L)	12,987	268,701
Globecomm Systems, Inc. (I)	3,548	50,062
Harmonic, Inc. (I)	14,126	108,770
Harris Corp.	18,119	1,168,857
HTC Corp.	76,000	388,641
Infinera Corp. (I)(L)	16,155	150,242
InterDigital, Inc. (L)	16,711	566,336
Ixia (I)	7,904	102,673
JDS Uniphase Corp. (I)	41,793	507,367
Juniper Networks, Inc. (I)	90,298	1,830,340
KVH Industries, Inc. (I)	2,710	38,319
Motorola Solutions, Inc.	41,767	2,751,610
NETGEAR, Inc. (I)(L)	5,379	172,720
Nokia OYJ (I)	748,956	6,047,437
Numerex Corp., Class A (I)	2,284	30,811
Oplink Communications, Inc. (I)	2,799	45,400
Parkervision, Inc. (I)(L)	12,659	52,915
PC-Tel, Inc.	3,015	29,909
Plantronics, Inc.	17,688	791,184
Polycom, Inc. (I)	45,575	489,931
Procera Networks, Inc. (I)(L)	3,011	45,978
QUALCOMM, Inc.	301,618	22,193,052
Riverbed Technology, Inc. (I)	43,834	758,328
Ruckus Wireless, Inc. (I)	6,088	79,388
ShoreTel, Inc. (I)	8,525	68,882
Sonus Networks, Inc. (I)	30,044	87,428
Telefonaktiebolaget LM Ericsson, B Shares	168,094	2,101,013
Tellabs, Inc.	49,104	120,305
Tessco Technologies, Inc.	851	33,538
Ubiquiti Networks, Inc. (I)(L)	1,756	69,186
ViaSat, Inc. (I)(L)	5,501	330,995
Westell Technologies, Inc., Class A (I)	7,147	29,803
ZTE Corp., H Shares (I)	66,096	147,284

		65,983,209
Computers & Peripherals - 2.6%
3D Systems Corp. (I)	25,229	1,896,212
Acer, Inc. (I)	240,000	130,322
Advantech Company, Ltd.	30,000	185,604
Apple, Inc.	159,718	88,814,388
Asustek Computer, Inc.	70,000	617,026
Avid Technology, Inc. (I)	4,760	42,126
Catcher Technology Company, Ltd.	71,000	432,798
Chicony Electronics Company, Ltd.	45,965	114,850
Clevo Company	47,000	100,693

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Compal Electronics, Inc.	428,000	$323,458
Cray, Inc. (I)	5,512	131,241
Datalink Corp. (I)	2,966	31,054
Diebold, Inc.	17,040	581,575
Electronics for Imaging, Inc. (I)	6,466	256,054
EMC Corp.	365,697	8,721,873
Foxconn Technology Company, Ltd.	81,720	194,088
Fusion-io, Inc. (I)(L)	10,629	106,715
Gemalto NV	2,960	333,577
Hewlett-Packard Company	337,107	9,219,876
Hutchinson Technology, Inc. (I)	3,568	10,882
Imation Corp. (I)	5,533	24,179
Immersion Corp. (I)	3,975	48,734
Inventec Corp.	249,695	210,338
Lenovo Group, Ltd.	636,564	756,510
Lexmark International, Inc., Class A (L)	16,710	591,033
Lite-On Technology Corp.	221,263	359,556
NCR Corp. (I)	44,319	1,548,949
NEC Corp.	188,000	414,155
NetApp, Inc.	60,063	2,477,599
Pegatron Corp.	169,000	210,478
QLogic Corp. (I)	12,456	154,579
Quanta Computer, Inc. (I)	260,000	579,720
Quantum Corp. (I)	30,683	38,354
SanDisk Corp.	42,360	2,886,834
Seagate Technology PLC	54,000	2,648,160
Silicon Graphics International Corp. (I)	4,762	63,430
Simplo Technology Company, Ltd. (I)	27,900	123,883
Super Micro Computer, Inc. (I)	4,528	71,905
Western Digital Corp.	36,877	2,767,250
Wistron Corp.	218,125	195,872

		128,415,930
Electronic Equipment, Instruments & Components - 1.0%
Aeroflex Holding Corp. (I)	3,066	20,696
Agilysys, Inc. (I)	2,249	29,394
Amphenol Corp., Class A	27,968	2,377,280
Anixter International, Inc. (I)	3,712	328,141
Arrow Electronics, Inc. (I)	26,743	1,372,986
AU Optronics Corp. (I)	886,000	277,383
Audience, Inc. (I)	1,561	15,766
Avnet, Inc.	36,611	1,460,779
Badger Meter, Inc.	2,027	111,343
Belden, Inc.	6,077	425,512
Benchmark Electronics, Inc. (I)	7,526	172,947
Checkpoint Systems, Inc. (I)	5,719	82,582
Cheng Uei Precision Industry Company, Ltd.	37,139	74,107
Citizen Holdings Company, Ltd.	22,400	172,353
Cognex Corp.	12,051	397,080
Coherent, Inc. (I)	3,386	233,769
Corning, Inc.	257,925	4,405,359
CTS Corp.	4,736	86,100
Daktronics, Inc.	5,319	81,381
Delta Electronics, Inc.	193,000	1,029,379
DTS, Inc. (I)	2,679	59,983
Electro Rent Corp.	2,760	58,843
Electro Scientific Industries, Inc.	3,696	38,032
Fabrinet (I)	4,014	79,477
FARO Technologies, Inc. (I)	2,432	132,641
FEI Company	5,771	525,450
FLIR Systems, Inc.	25,767	764,507
FUJIFILM Holdings Corp.	39,400	1,077,419
GSI Group, Inc. (I)	4,561	50,080
Hamamatsu Photonics KK	5,700	225,149

186

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Hexagon AB	12,243	$375,361
Hirose Electric Company, Ltd.	2,500	382,595
Hitachi High-Technologies Corp.	5,000	117,107
Hitachi, Ltd.	413,000	3,038,082
Hon Hai Precision Industry Company, Ltd.	1,166,550	3,070,969
Hoya Corp.	36,500	985,849
Ibiden Company, Ltd.	9,300	159,378
Ingram Micro, Inc., Class A (I)	40,775	955,766
Innolux Corp. (I)	705,000	267,381
Insight Enterprises, Inc. (I)	6,146	147,934
InvenSense, Inc. (I)(L)	7,920	136,937
Itron, Inc. (I)	15,970	676,330
Jabil Circuit, Inc.	32,127	651,214
KEMET Corp. (I)	6,610	39,660
Keyence Corp.	3,900	1,568,094
Kingboard Chemical Holdings, Ltd.	65,200	176,797
Kyocera Corp.	27,800	1,473,239
Largan Precision Company, Ltd.	11,000	391,860
LG Display Company, Ltd. (I)	19,296	444,376
LG Innotek Company, Ltd. (I)	783	59,731
Littelfuse, Inc.	3,069	266,850
Maxwell Technologies, Inc. (I)	4,344	34,535
Measurement Specialties, Inc. (I)	2,172	120,198
Mercury Computer Systems, Inc. (I)	4,773	52,217
Mesa Laboratories, Inc.	449	37,159
Methode Electronics, Inc.	5,137	148,613
Molex, Inc.	24,575	949,578
MTS Systems Corp.	2,178	151,872
Murata Manufacturing Company, Ltd.	17,300	1,490,191
National Instruments Corp.	25,977	812,041
Neonode, Inc. (I)(L)	4,117	26,061
Newport Corp. (I)	5,494	94,222
Nippon Electric Glass Company, Ltd.	30,000	161,573
Omron Corp.	17,500	720,779
OSI Systems, Inc. (I)	2,775	212,843
Park Electrochemical Corp.	2,939	87,318
Plexus Corp. (I)	4,764	192,323
RealD, Inc. (I)	5,834	52,273
Rofin-Sinar Technologies, Inc. (I)	3,956	102,183
Rogers Corp. (I)	2,362	148,357
Samsung Electro-Mechanics Company, Ltd.	4,869	376,553
Samsung SDI Company, Ltd.	2,819	466,723
Sanmina Corp. (I)	11,520	178,330
ScanSource, Inc. (I)	3,917	164,475
Shimadzu Corp.	20,000	185,601
Speed Commerce, Inc. (I)	6,360	25,058
SYNNEX Corp. (I)	3,660	242,146
Synnex Technology International Corp.	126,000	189,493
TDK Corp.	10,400	486,017
TE Connectivity, Ltd.	72,118	3,802,061
Tech Data Corp. (I)	10,071	522,081
TPK Holding Company, Ltd.	22,887	127,865
Trimble Navigation, Ltd. (I)	68,523	2,185,884
Tripod Technology Corp.	40,000	68,816
TTM Technologies, Inc. (I)	7,578	73,507
Uni-Pixel, Inc. (I)(L)	1,477	19,009
Unimicron Technology Corp.	118,000	87,653
Universal Display Corp. (I)(L)	5,608	202,505
Vishay Intertechnology, Inc. (I)(L)	35,263	455,951
Vishay Precision Group, Inc. (I)	2,012	34,204
WPG Holdings Company, Ltd.	140,000	159,347
Yaskawa Electric Corp.	18,000	241,520

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Yokogawa Electric Corp.	18,200	$275,784
Zhen Ding Technology Holding, Ltd.	26,317	63,254
Zygo Corp. (I)	2,528	39,867

		47,819,468
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (I)	31,179	1,394,325
Angie’s List, Inc. (I)(L)	5,910	76,948
AOL, Inc. (I)	20,509	914,291
Bankrate, Inc. (I)(L)	6,445	120,779
Bazaarvoice, Inc. (I)(L)	6,848	54,099
Blucora, Inc. (I)	5,690	165,465
Brightcove, Inc. (I)	4,044	57,546
Carbonite, Inc. (I)	1,819	22,556
ChannelAdvisor Corp. (I)	846	29,043
comScore, Inc. (I)	4,973	135,315
Constant Contact, Inc. (I)	4,320	118,238
Cornerstone OnDemand, Inc. (I)	5,626	283,663
CoStar Group, Inc. (I)	3,965	738,442
Cvent, Inc. (I)	918	29,899
Dealertrack Technologies, Inc. (I)	6,064	253,475
Demand Media, Inc. (I)	5,385	29,671
Demandware, Inc. (I)	2,247	127,337
Dena Company, Ltd. (L)	8,800	171,066
Dice Holdings, Inc. (I)(L)	5,836	42,486
Digital River, Inc. (I)	4,959	88,617
E2open, Inc. (I)(L)	2,108	46,966
EarthLink, Inc.	14,552	79,308
eBay, Inc. (I)	204,438	10,328,208
eGain Corp. (I)	1,938	22,306
Envestnet, Inc. (I)	3,146	125,054
Equinix, Inc. (I)	13,174	2,117,062
Global Eagle Entertainment, Inc. (I)(L)	3,179	48,798
Gogo, Inc. (I)(L)	1,560	41,605
Google, Inc., Class A (I)	49,181	52,111,696
Gree, Inc. (L)	9,000	82,176
Internap Network Services Corp. (I)	7,766	59,721
IntraLinks Holdings, Inc. (I)	5,451	59,470
j2 Global, Inc. (L)	6,381	306,097
Liquidity Services, Inc. (I)(L)	3,504	81,188
LivePerson, Inc. (I)	7,907	97,177
LogMeIn, Inc. (I)	3,420	117,990
Marchex, Inc., Class B	3,478	32,624
Marin Software, Inc. (I)	1,398	12,274
Marketo, Inc. (I)	995	28,955
Millennial Media, Inc. (I)(L)	5,138	32,678
Monster Worldwide, Inc. (I)	16,260	91,544
Move, Inc. (I)	5,590	86,366
NAVER Corp.	2,347	1,531,595
NIC, Inc.	9,070	221,127
OpenTable, Inc. (I)	3,171	265,000
Perficient, Inc. (I)	4,722	102,373
QuinStreet, Inc. (I)	4,589	40,154
Rackspace Hosting, Inc. (I)(L)	30,419	1,162,310
RealNetworks, Inc. (I)	3,562	27,748
Reis, Inc. (I)	1,433	25,608
Responsys, Inc. (I)	5,167	87,374
SciQuest, Inc. (I)	3,272	91,485
Shutterstock, Inc. (I)	1,034	76,495
Spark Networks, Inc. (I)	2,895	16,212
SPS Commerce, Inc. (I)	2,092	137,591
Stamps.com, Inc. (I)	1,829	84,262
support.com, Inc. (I)	7,593	30,372

187

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Tencent Holdings, Ltd.	104,800	$6,098,439
Textura Corp. (I)(L)	735	24,887
Travelzoo, Inc. (I)	1,187	25,497
Trulia, Inc. (I)(L)	3,869	132,861
United Internet AG	11,939	478,923
United Online, Inc.	1,842	29,159
Unwired Planet, Inc. (I)	15,546	23,630
ValueClick, Inc. (I)	29,106	622,868
VeriSign, Inc. (I)	23,951	1,361,854
VistaPrint NV (I)(L)	4,514	258,810
Vocus, Inc. (I)(L)	2,834	28,227
Web.com Group, Inc. (I)(L)	5,859	167,274
WebMD Health Corp. (I)(L)	4,489	173,590
XO Group, Inc. (I)	3,930	61,583
Xoom Corp. (I)	1,140	31,504
Yahoo Japan Corp.	123,900	598,406
Yahoo!, Inc. (I)	166,919	6,172,665
Yelp, Inc. (I)	4,150	251,864
Zillow, Inc., Class A (I)(L)	3,248	255,358
Zix Corp. (I)	9,556	44,244

		91,603,873
IT Services - 2.6%
Accenture PLC, Class A	113,405	8,785,485
Acxiom Corp. (I)	30,046	999,931
Alliance Data Systems Corp. (I)(L)	13,013	3,152,529
Amadeus IT Holding SA, A Shares	19,297	721,746
AtoS	4,425	373,890
Automatic Data Processing, Inc.	84,982	6,800,260
Blackhawk Network Holdings, Inc. (I)(L)	1,785	40,680
Broadridge Financial Solutions, Inc.	31,781	1,212,445
CACI International, Inc., Class A (I)(L)	3,149	226,004
Cap Gemini SA	11,642	757,738
Cardtronics, Inc. (I)	6,255	266,400
Cass Information Systems, Inc. (L)	1,453	91,176
CGI Group, Inc., Class A (I)	1,901	70,168
CIBER, Inc. (I)	11,031	43,683
Cielo SA	22,120	641,070
Cognizant Technology
Solutions Corp., Class A (I)	52,869	4,963,870
Computer Sciences Corp.	26,684	1,404,112
Computer Task Group, Inc.	2,306	43,906
Computershare, Ltd.	21,807	216,028
Convergys Corp. (L)	42,181	865,554
CoreLogic, Inc. (I)	25,517	898,964
CSG Systems International, Inc.	4,685	135,256
DST Systems, Inc.	8,037	709,667
EPAM Systems, Inc. (I)	3,060	108,538
Euronet Worldwide, Inc. (I)	6,928	335,662
EVERTEC, Inc.	4,062	89,648
ExlService Holdings, Inc. (I)	4,532	119,464
Fidelity National Information Services, Inc.	51,343	2,602,063
Fiserv, Inc. (I)	22,591	2,482,525
Forrester Research, Inc.	1,748	69,885
Fujitsu, Ltd. (I)	158,000	736,623
Gartner, Inc. (I)	24,867	1,607,652
Global Cash Access Holdings, Inc. (I)	9,396	91,611
Global Payments, Inc.	20,196	1,273,358
Heartland Payment Systems, Inc. (L)	5,044	226,526
Higher One Holdings, Inc. (I)(L)	4,633	45,589
IBM Corp.	181,054	32,531,783
iGATE Corp. (I)	4,874	163,182
Infosys, Ltd., ADR (L)	43,054	2,325,777
Itochu Techno-Science Corp.	2,100	80,222

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Jack Henry & Associates, Inc.	22,763	$1,292,256
Leidos Holdings, Inc.	19,438	945,270
Lender Processing Services, Inc.	22,766	799,314
Lionbridge Technologies, Inc. (I)	9,089	51,716
ManTech International Corp., Class A (L)	9,851	283,413
MasterCard, Inc., Class A	18,283	13,909,889
MAXIMUS, Inc.	9,454	430,157
ModusLink Global Solutions, Inc. (I)	5,964	23,200
MoneyGram International, Inc. (I)	3,067	64,683
NeuStar, Inc., Class A (I)(L)	17,199	838,451
Nomura Research Institute, Ltd.	8,900	292,216
NTT Data Corp.	10,800	389,086
Otsuka Corp.	1,400	179,065
Paychex, Inc. (L)	56,706	2,479,753
Planet Payment, Inc. (I)	7,175	16,861
PRGX Global, Inc. (I)	4,656	30,636
Sapient Corp. (I)	15,380	241,927
Science Applications International Corp.	11,107	409,293
ServiceSource International, Inc. (I)	8,589	83,399
SK C&C Company, Ltd.	1,913	244,772
Sykes Enterprises, Inc. (I)	5,478	121,283
Syntel, Inc.	2,119	187,256
TeleTech Holdings, Inc. (I)	2,804	72,007
Teradata Corp. (I)	29,044	1,325,568
The Hackett Group, Inc.	4,269	26,681
The Western Union Company	95,362	1,589,685
Total Systems Services, Inc.	28,591	887,751
Unisys Corp. (I)	6,122	168,171
VeriFone Systems, Inc. (I)	29,155	746,660
Virtusa Corp. (I)	2,864	101,071
Visa, Inc., Class A	90,882	18,490,852
WEX, Inc. (I)	15,738	1,562,154
Wipro, Ltd., ADR (L)	76,097	888,052

		127,483,218
Office Electronics - 0.1%
Brother Industries, Ltd.	19,300	245,373
Canon, Inc.	96,700	3,206,977
Konica Minolta Holdings, Inc.	40,500	407,512
Ricoh Company, Ltd.	57,000	654,647
Xerox Corp.	204,294	2,324,866
Zebra Technologies Corp., Class A (I)	13,551	702,484

		7,541,859
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (I)	5,484	130,629
Advanced Micro Devices, Inc. (I)(L)	163,381	594,707
Advanced Semiconductor Engineering, Inc.	651,095	647,514
Advantest Corp.	12,800	162,518
Altera Corp.	56,034	1,807,097
Ambarella, Inc. (I)	2,615	64,852
Amkor Technology, Inc. (I)(L)	9,718	58,308
ANADIGICS, Inc. (I)	12,864	24,699
Analog Devices, Inc.	55,297	2,666,421
Applied Materials, Inc.	210,327	3,638,657
Applied Micro Circuits Corp. (I)	10,165	127,571
ARM Holdings PLC	117,897	1,959,108
ASM Pacific Technology, Ltd.	19,800	164,598
ASML Holding NV	13,552	1,264,846
Atmel Corp. (I)	114,157	873,301
ATMI, Inc. (I)	4,454	136,292
Axcelis Technologies, Inc. (I)	16,302	36,353
Broadcom Corp., Class A	96,811	2,583,886
Brooks Automation, Inc.	9,345	98,777

188

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cabot Microelectronics Corp. (I)	3,330	$150,083
Cavium, Inc. (I)	7,128	258,034
Ceva, Inc. (I)	3,248	51,936
Cirrus Logic, Inc. (I)(L)	8,832	178,230
Cohu, Inc.	3,719	36,855
Cree, Inc. (I)	32,067	1,789,339
Cypress Semiconductor Corp. (I)	57,069	552,999
Diodes, Inc. (I)	5,043	103,028
DSP Group, Inc. (I)	3,368	29,773
Entegris, Inc. (I)	19,488	213,978
Entropic Communications, Inc. (I)(L)	12,965	64,306
Epistar Corp. (I)	85,000	147,197
Exar Corp. (I)	5,424	66,444
Fairchild Semiconductor International, Inc. (I)	34,046	433,406
First Solar, Inc. (I)	13,172	787,949
FormFactor, Inc. (I)	7,806	42,309
GCL-Poly Energy Holdings, Ltd. (I)	944,000	308,723
GSI Technology, Inc. (I)	3,612	24,995
GT Advanced Technologies, Inc. (I)(L)	16,682	163,650
Hermes Microvision, Inc.	3,000	93,246
Hittite Microwave Corp. (I)	4,374	276,568
Infineon Technologies AG	114,533	1,162,171
Inphi Corp. (I)	3,790	47,375
Integrated Device Technology, Inc. (I)	54,732	542,941
Integrated Silicon Solution, Inc. (I)	4,264	50,486
Intel Corp.	877,014	20,908,014
International Rectifier Corp. (I)	28,509	682,505
Intersil Corp., Class A	51,601	542,843
IXYS Corp.	3,754	46,212
Kinsus Interconnect Technology Corp.	30,000	103,622
KLA-Tencor Corp.	29,120	1,859,894
Kopin Corp. (I)	10,127	41,318
Lam Research Corp. (I)	28,444	1,482,217
Lattice Semiconductor Corp. (I)	16,418	91,448
Linear Technology Corp.	40,764	1,734,508
LSI Corp.	95,046	767,021
LTX-Credence Corp. (I)	6,811	49,175
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,519	24,304
MaxLinear, Inc., Class A (I)	3,599	30,592
MediaTek, Inc.	129,000	1,903,135
Micrel, Inc.	6,705	65,106
Microchip Technology, Inc. (L)	34,245	1,482,466
Micron Technology, Inc. (I)	183,741	3,876,935
Microsemi Corp. (I)	12,944	316,222
Mindspeed Technologies, Inc. (I)	6,712	33,761
MKS Instruments, Inc.	7,342	218,571
Monolithic Power Systems, Inc. (I)(L)	5,082	169,739
MoSys, Inc. (I)	7,575	35,678
MStar Semiconductor, Inc.	20,000	224,136
Nanometrics, Inc. (I)	3,337	63,003
NeoPhotonics Corp. (I)	3,094	18,316
Novatek Microelectronics Corp., Ltd.	59,000	238,783
NVE Corp. (I)	824	46,960
NVIDIA Corp.	100,918	1,574,321
OmniVision Technologies, Inc. (I)(L)	7,553	121,075
PDF Solutions, Inc. (I)	3,581	83,079
Peregrine Semiconductor Corp. (I)(L)	4,029	37,188
Phison Electronics Corp.	15,000	91,903
Photronics, Inc. (I)(L)	8,595	74,261
PLX Technology, Inc. (I)	7,033	47,402
PMC-Sierra, Inc. (I)	28,505	171,030
Power Integrations, Inc.	4,030	215,444

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Powertech Technology, Inc. (I)	69,000	$106,788
Radiant Opto-Electronics Corp.	46,605	166,008
Rambus, Inc. (I)	15,537	133,463
Realtek Semiconductor Corp.	50,571	122,812
RF Micro Devices, Inc. (I)	114,239	603,182
Rohm Company, Ltd.	8,000	346,814
Rubicon Technology, Inc. (I)(L)	2,649	26,967
Rudolph Technologies, Inc. (I)	4,753	53,471
Samsung Electronics Company, Ltd.	9,195	12,969,491
Semtech Corp. (I)	27,539	818,459
Sigma Designs, Inc. (I)	4,926	27,635
Silicon Image, Inc. (I)	11,194	60,671
Silicon Laboratories, Inc. (I)	10,484	409,400
Siliconware Precision Industries Company	314,000	371,748
SK Hynix, Inc. (I)	43,530	1,457,152
Skyworks Solutions, Inc. (I)	50,109	1,332,398
Spansion, Inc., Class A (I)	6,612	81,923
STMicroelectronics NV (I)	51,076	401,020
Sumco Corp.	9,700	94,200
SunEdison, Inc. (I)	101,450	1,289,430
SunPower Corp. (I)(L)	5,724	173,666
Supertex, Inc.	1,628	42,247
Synaptics, Inc. (I)(L)	4,507	227,649
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,607,000	9,235,545
Teradyne, Inc. (I)	33,696	573,843
Tessera Technologies, Inc.	7,267	145,340
Texas Instruments, Inc.	193,589	8,324,327
Tokyo Electron, Ltd.	14,600	791,955
Transcend Information, Inc. (I)	22,000	65,453
TriQuint Semiconductor, Inc. (I)	22,778	179,491
Ultra Clean Holdings (I)	3,897	38,814
Ultratech, Inc. (I)	3,897	103,115
United Microelectronics Corp.	1,279,000	531,066
Vanguard International Semiconductor Corp.	91,000	106,714
Veeco Instruments, Inc. (I)	5,393	173,762
Xilinx, Inc.	47,540	2,112,202

		107,786,563
Software - 2.8%
Accelrys, Inc. (I)	8,055	78,375
ACI Worldwide, Inc. (I)	16,098	1,038,804
Actuate Corp. (I)	7,223	56,773
Adobe Systems, Inc. (I)	82,211	4,667,941
Advent Software, Inc.	15,568	547,215
American Software, Inc., Class A	4,221	40,733
ANSYS, Inc. (I)	24,675	2,113,907
Aspen Technology, Inc. (I)	13,032	515,155
Autodesk, Inc. (I)	39,361	1,781,085
AVG Technologies NV (I)	3,285	56,765
Blackbaud, Inc.	6,373	230,511
Bottomline Technologies, Inc. (I)	5,340	184,604
BroadSoft, Inc. (I)(L)	3,954	105,058
CA, Inc.	58,543	1,931,919
Cadence Design Systems, Inc. (I)(L)	75,783	1,004,125
Callidus Software, Inc. (I)	5,439	59,394
Citrix Systems, Inc. (I)	32,656	1,937,154
CommVault Systems, Inc. (I)	18,187	1,361,297
Compuware Corp.	57,270	629,397
Comverse, Inc. (I)	3,139	105,157
Concur Technologies, Inc. (I)(L)	12,564	1,219,839
Dassault Systemes SA	5,084	583,227
Ebix, Inc. (L)	4,447	61,947
Electronic Arts, Inc. (I)	52,406	1,162,365

189

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Ellie Mae, Inc. (I)	3,662	$103,268
EPIQ Systems, Inc.	4,564	76,356
ePlus, Inc. (I)	556	30,035
FactSet Research Systems, Inc. (L)	10,761	1,215,993
Fair Isaac Corp.	14,425	851,219
FleetMatics Group PLC (I)(L)	2,273	87,965
Gigamon, Inc. (I)	1,081	31,576
Glu Mobile Inc. (I)(L)	9,492	34,931
Guidance Software, Inc. (I)	2,859	26,446
Guidewire Software, Inc. (I)	5,835	278,505
Gungho Online Entertainment, Inc. (I)(L)	302	198,084
Imperva, Inc. (I)	2,824	127,024
Infoblox, Inc. (I)	6,978	221,761
Informatica Corp. (I)	28,889	1,121,182
Interactive Intelligence Group (I)	2,155	140,161
Intuit, Inc. (L)	52,431	3,891,953
Jive Software, Inc. (I)(L)	5,645	62,603
Konami Corp.	8,400	218,744
Manhattan Associates, Inc. (I)	2,713	326,265
Mentor Graphics Corp.	38,945	877,236
MICROS Systems, Inc. (I)(L)	20,524	1,102,549
Microsoft Corp.	1,332,553	50,810,246
MicroStrategy, Inc., Class A (I)	1,281	165,672
Mitek Systems, Inc. (I)(L)	3,812	26,646
Monotype Imaging Holdings, Inc. (L)	5,334	166,154
NCSoft Corp.	1,286	288,523
Netscout Systems, Inc. (I)	5,120	155,802
Nexon Company, Ltd.	9,800	91,325
NHN Entertainment Corp. (I)	1,143	103,174
Nintendo Company, Ltd.	9,000	1,154,432
Oracle Corp.	626,836	22,121,042
Oracle Corp. Japan	3,000	118,182
Pegasystems, Inc.	2,455	123,609
Progress Software Corp. (I)	7,725	203,477
Proofpoint, Inc. (I)	3,034	92,537
PROS Holdings, Inc. (I)	3,150	121,401
PTC, Inc. (I)	48,485	1,577,702
QLIK Technologies, Inc. (I)	12,127	304,145
Qualys, Inc. (I)	2,112	52,209
Rally Software Development Corp. (I)	988	24,305
RealPage, Inc. (I)	6,544	146,651
Red Hat, Inc. (I)	33,847	1,585,732
Rosetta Stone, Inc. (I)	1,790	20,585
Rovi Corp. (I)	27,319	502,670
Salesforce.com, Inc. (I)	96,439	5,023,508
SAP AG	97,527	8,075,344
Seachange International, Inc. (I)	4,758	70,609
SolarWinds, Inc. (I)	17,508	585,468
Solera Holdings, Inc.	18,366	1,225,931
SS&C Technologies Holdings, Inc. (I)	8,089	348,717
Symantec Corp.	123,933	2,787,253
Synchronoss Technologies, Inc. (I)(L)	4,089	129,744
Synopsys, Inc. (I)	41,204	1,509,303
Take-Two Interactive Software, Inc. (I)	11,237	183,837
Tangoe, Inc. (I)(L)	4,331	68,170
TeleCommunication Systems, Inc., Class A (I)	7,843	18,117
Telenav, Inc. (I)	3,050	21,472
The Sage Group PLC	90,856	517,827
TIBCO Software, Inc. (I)	40,770	985,411
TiVo, Inc. (I)	17,733	227,514
Totvs SA	7,800	122,935
Trend Micro, Inc.	9,000	352,810
Tyler Technologies, Inc. (I)	4,374	448,816

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Ultimate Software Group, Inc. (I)	3,845	$602,473
VASCO Data Security International, Inc. (I)	4,617	35,551
Verint Systems, Inc. (I)	7,349	278,674
VirnetX Holding Corp. (I)(L)	5,915	118,418
Vringo, Inc. (I)(L)	10,262	32,736

		136,223,462

		712,857,582
Materials - 4.9%
Chemicals - 2.7%
A. Schulman, Inc.	4,093	139,981
Advanced Emissions Solutions, Inc. (I)	1,437	83,332
Agrium, Inc.	1,132	102,062
Air Liquide SA	25,384	3,531,615
Air Products & Chemicals, Inc.	37,024	4,029,322
Air Water, Inc.	13,000	182,144
Airgas, Inc.	11,316	1,229,257
Akzo Nobel NV	8,948	672,340
Albemarle Corp.	21,722	1,492,519
American Pacific Corp. (I)	853	35,272
American Vanguard Corp.	4,054	116,471
Arabian American Development Company (I)	3,185	32,869
Arkema SA	5,100	581,687
Asahi Kasei Corp.	111,000	876,371
Ashland, Inc.	19,207	1,749,374
Axiall Corp.	9,702	439,501
Balchem Corp.	4,153	245,650
BASF SE	97,249	10,383,278
Cabot Corp.	15,852	773,578
Calgon Carbon Corp. (I)	7,489	155,097
CF Industries Holdings, Inc.	9,973	2,167,931
Chase Corp.	1,021	32,529
Cheil Industries, Inc.	4,007	345,137
Chemtura Corp. (I)	13,637	360,017
China BlueChemical, Ltd., H Shares	178,000	121,511
China Petrochemical Development Corp.	183,775	86,879
Croda International PLC	11,539	438,648
Cytec Industries, Inc.	9,738	871,356
Daicel Corp.	26,000	206,333
E.I. du Pont de Nemours & Company	162,624	9,981,861
Eastman Chemical Company	26,959	2,076,652
Ecolab, Inc.	47,755	5,117,903
EMS-Chemie Holding AG	719	253,356
Eternal Chemical Company, Ltd.	3,000	2,657
Ferro Corp. (I)	10,112	140,860
Flotek Industries, Inc. (I)	6,605	138,309
FMC Corp.	24,096	1,755,635
Formosa Chemicals & Fibre Corp.	342,100	965,578
Formosa Plastics Corp.	440,040	1,156,147
FutureFuel Corp.	3,043	50,879
Givaudan SA (I)	701	986,891
H.B. Fuller Company	6,978	357,483
Hanwha Chemical Corp.	6,994	144,845
Hanwha Corp.	3,740	140,032
Hawkins, Inc.	1,426	53,846
Hitachi Chemical, Ltd.	9,300	141,756
Hyosung Corp.	2,161	147,281
Incitec Pivot, Ltd.	72,398	170,702
Indorama Ventures PCL	23,300	16,980
Innophos Holdings, Inc.	3,078	147,682
Innospec, Inc.	3,259	158,746
International Flavors & Fragrances, Inc.	14,331	1,266,144
Intrepid Potash, Inc. (I)(L)	22,466	347,100

190

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Johnson Matthey PLC	17,329	$897,725
JSR Corp.	15,200	279,795
K&S AG	17,997	501,812
Kaneka Corp.	26,000	160,066
Kansai Paint Company, Ltd.	20,000	283,519
KMG Chemicals, Inc.	1,323	24,052
Koninklijke DSM NV	6,139	481,106
Koppers Holdings, Inc.	2,875	136,218
Kraton Performance Polymers, Inc. (I)	4,551	105,993
Kumho Petrochemical Company, Ltd.	1,189	113,304
Kuraray Company, Ltd.	29,200	363,314
Landec Corp. (I)	3,889	45,657
Lanxess AG	8,792	580,690
LCY Chemical Corp.	52,000	62,063
LG Chem, Ltd.	3,843	1,055,638
Linde AG	19,802	4,043,471
Lotte Chemical Corp.	1,415	292,361
LSB Industries, Inc. (I)	2,730	87,578
LyondellBasell Industries NV, Class A	78,702	6,074,220
Marrone Bio Innovations, Inc. (I)	841	12,539
Mexichem SAB de CV (L)	51,600	219,747
Minerals Technologies, Inc.	14,086	836,708
Mitsubishi Chemical Holdings Corp.	117,500	546,643
Mitsubishi Gas & Chemicals Company, Inc.	34,000	266,559
Mitsui Chemicals, Inc.	71,000	173,526
Monsanto Company	93,867	10,637,947
Nan Ya Plastics Corp.	504,210	1,105,646
NewMarket Corp. (L)	3,057	990,315
Nitto Denko Corp.	14,200	723,295
OCI Company, Ltd.	1,376	227,985
Olin Corp. (L)	32,456	805,882
OM Group, Inc. (I)	4,394	144,738
OMNOVA Solutions, Inc. (I)	6,835	59,875
Orica, Ltd.	16,611	349,771
Oriental Union Chemical Corp.	5,000	5,404
Penford Corp. (I)	1,666	20,475
Petronas Chemicals Group BHD	243,145	509,245
PolyOne Corp.	13,808	448,208
Potash Corp. of Saskatchewan, Inc.	5,315	168,421
PPG Industries, Inc.	25,017	4,604,629
Praxair, Inc.	51,877	6,549,990
PTT Global Chemical PCL	53,493	127,027
Quaker Chemical Corp.	1,818	147,331
RPM International, Inc.	35,472	1,404,691
Sensient Technologies Corp.	20,314	998,230
Shin-Etsu Chemical Company, Ltd.	35,300	2,043,228
Showa Denko KK	127,000	197,394
Sigma-Aldrich Corp.	21,075	1,817,508
Sika AG	180	591,103
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	366,099	108,463
Solvay SA	7,818	1,188,866
Stepan Company	2,638	167,407
Sumitomo Chemical Company, Ltd.	128,000	515,372
Syngenta AG	7,782	3,050,433
Taiwan Fertilizer Company, Ltd.	86,000	200,422
Taiyo Nippon Sanso Corp.	19,000	126,101
Taminco Corp. (I)(L)	2,225	47,882
Teijin, Ltd.	78,000	170,701
The Dow Chemical Company	212,963	8,318,335
The Mosaic Company	59,913	2,869,833
The Scotts Miracle-Gro Company, Class A (L)	11,730	687,143
The Sherwin-Williams Company	15,470	2,831,474

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Toray Industries, Inc.	126,000	$891,546
Tredegar Corp.	3,437	89,981
TSRC Corp.	62,800	93,701
Ube Industries, Ltd.	89,000	186,165
Umicore SA	14,967	668,156
Uralkali OJSC, GDR (London Exchange)	14,391	361,192
Uralkali OSJC, GDR	9,998	251,550
Valspar Corp.	21,521	1,519,598
Yingde Gases	111,500	119,498
Zep, Inc.	3,295	63,462
Zoltek Companies, Inc. (I)(L)	3,880	64,912

		134,116,221
Construction Materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	127,210	500,310
Asia Cement Corp.	241,153	320,116
BBMG Corp., H Shares	117,500	104,686
Boral, Ltd.	38,239	167,504
Cemex SAB de CV	567,056	621,443
China National Building Material
Company, Ltd., H Shares	288,000	323,858
China Resources Cement Holdings, Ltd.	198,000	141,990
China Shanshui Cement Group, Ltd.	191,000	76,013
CRH PLC	52,090	1,318,656
Eagle Materials, Inc.	13,235	1,032,330
Headwaters, Inc. (I)	10,274	99,247
HeidelbergCement AG	15,093	1,178,493
Holcim, Ltd. (I)	18,982	1,371,902
Imerys SA	2,741	221,565
Indocement Tunggal Prakarsa Tbk PT	53,220	83,725
James Hardie Industries, Ltd.	21,649	246,641
Lafarge Malayan Cement BHD	31,366	95,783
Lafarge SA	15,250	1,079,755
Martin Marietta Materials, Inc.	12,343	1,191,840
PPC, Ltd.	24,338	74,791
Semen Gresik Persero Tbk PT	91,192	97,335
Siam Cement PCL	4,669	57,140
Siam Cement PCL (Foreign Registered Shares)	8,084	100,935
Taiheiyo Cement Corp.	103,000	416,663
Taiwan Cement Corp.	363,000	573,643
Texas Industries, Inc. (I)(L)	3,023	175,697
Ultratech Cement, Ltd., GDR (L)	3,420	104,412
US Concrete, Inc. (I)	2,111	49,123
Vulcan Materials Company	22,746	1,282,192

		13,107,788
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	640	32,998
Amcor, Ltd.	58,426	586,711
Aptargroup, Inc. (L)	17,694	1,148,694
Avery Dennison Corp.	17,669	864,014
Ball Corp.	24,683	1,233,656
Bemis Company, Inc.	17,740	692,392
Berry Plastics Group, Inc. (I)	7,705	165,272
Graphic Packaging Holding Company (I)	29,141	261,686
Greif, Inc., Class A	8,124	446,414
MeadWestvaco Corp.	30,796	1,081,248
Myers Industries, Inc.	3,950	79,948
Nampak, Ltd. (L)	30,511	117,546
Owens-Illinois, Inc. (I)	29,170	962,610
Packaging Corp. of America	26,263	1,608,871
Rexam PLC	66,790	545,915
Rock-Tenn Company, Class A	19,217	1,814,469

191

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Sealed Air Corp.	34,447	$1,106,093
Silgan Holdings, Inc.	11,681	546,087
Sonoco Products Company	26,818	1,074,329
Toyo Seikan Kaisha, Ltd.	14,200	299,661

		14,668,614
Metals & Mining - 1.4%
A. M. Castle & Company (I)	2,609	36,500
African Rainbow Minerals, Ltd.	5,291	97,382
Agnico-Eagle Mines, Ltd.	979	26,987
AK Steel Holding Corp. (I)(L)	19,337	109,447
Alcoa, Inc. (L)	187,057	1,797,618
Allegheny Technologies, Inc.	19,182	637,226
Allied Nevada Gold Corp. (I)(L)	14,825	49,219
Alumina, Ltd. (I)	109,107	100,635
Aluminum Corp. of China, Ltd., H Shares (I)	360,780	134,624
AMCOL International Corp.	3,945	122,926
Angang Steel Company, Ltd., H Shares (I)	7,612	5,471
Anglo American Platinum, Ltd. (I)	3,069	121,454
Anglo American PLC	116,409	2,557,442
AngloGold Ashanti, Ltd.	17,558	237,456
Antofagasta PLC	32,136	415,483
ArcelorMittal	79,423	1,360,311
Assore, Ltd.	1,804	67,937
Barrick Gold Corp. (L)	6,155	101,661
BHP Billiton PLC	177,273	5,380,268
BHP Billiton, Ltd.	151,099	5,148,811
Boliden AB	13,372	194,892
Carpenter Technology Corp.	14,110	850,692
Century Aluminum Company (I)	7,208	64,872
China Steel Corp.	1,226,861	1,055,799
Cia Siderurgica Nacional SA	44,000	226,008
Cliffs Natural Resources, Inc. (L)	26,520	663,265
Coeur d’Alene Mines Corp. (I)	14,234	156,859
Commercial Metals Company	47,320	918,954
Compass Minerals International, Inc. (L)	8,930	638,942
Daido Steel Company, Ltd.	25,000	136,458
Eldorado Gold Corp.	5,834	35,689
Eregli Demir ve Celik Fabrikalari TAS	93,774	123,867
Feng Hsin Iron & Steel Company	56,000	102,283
First Quantum Minerals, Ltd.	3,718	62,040
Fortescue Metals Group, Ltd.	73,336	378,604
Fosun International, Ltd.	171,000	158,667
Franco-Nevada Corp.	1,296	52,350
Freeport-McMoRan Copper & Gold, Inc.	182,576	6,333,561
Fresnillo PLC	15,199	206,439
General Moly, Inc. (I)	9,467	11,455
Glencore Xstrata PLC (I)	891,653	4,496,615
Globe Specialty Metals, Inc. (L)	9,071	161,464
Gold Fields, Ltd.	33,643	135,008
Gold Resource Corp.	5,370	27,709
Goldcorp, Inc.	5,550	124,575
Grupo Mexico SAB de CV, Series B	188,800	554,680
Harmony Gold Mining Company, Ltd.	17,828	51,452
Haynes International, Inc.	1,763	95,590
Hecla Mining Company (L)	46,719	137,821
Hitachi Metals, Ltd.	17,000	241,667
Horsehead Holding Corp. (I)	6,276	93,952
Hyundai Hysco Company, Ltd.	2,700	103,512
Hyundai Steel Company	4,577	357,560
Iluka Resources, Ltd.	19,659	156,601
Impala Platinum Holdings, Ltd.	25,705	298,635
Industrias CH SAB de CV, Series B (I)	8,800	51,426
Industrias Penoles SAB de CV	6,880	174,602

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
JFE Holdings, Inc.	42,100	$947,704
Jiangxi Copper Company, Ltd., H Shares	132,925	259,205
Kaiser Aluminum Corp.	2,636	177,456
Kinross Gold Corp.	8,305	39,237
Kobe Steel, Ltd. (I)	214,000	368,374
Korea Zinc Company, Ltd.	704	191,654
Koza Altin Isletmeleri AS	3,088	49,038
Kumba Iron Ore, Ltd. (L)	3,842	150,125
Maruichi Steel Tube, Ltd.	4,200	103,429
Materion Corp.	2,905	83,548
Minera Frisco SAB de CV, Class A1 (I)	30,400	66,956
Mitsubishi Materials Corp.	97,000	365,134
MMC Norilsk Nickel OJSC, ADR	24,694	370,701
MMC Norilsk Nickel OJSC, ADR
(Russian Exchange)	22,790	343,673
Molycorp, Inc. (I)(L)	17,428	83,306
New Gold, Inc (I)	2,888	15,357
Newcrest Mining, Ltd.	35,245	247,167
Newmont Mining Corp.	86,991	2,159,987
Nippon Steel & Sumitomo Metal Corp.	652,002	2,116,847
Northam Platinum, Ltd. (I)	15,467	60,559
Novolipetsk Steel OJSC, GDR	1,953	31,853
Nucor Corp.	55,574	2,837,608
Olympic Steel, Inc.	1,378	38,680
Paramount Gold and Silver Corp. (I)(L)	21,725	25,201
POSCO	5,448	1,689,209
Randgold Resources, Ltd.	7,355	521,257
Reliance Steel & Aluminum Company	20,549	1,510,968
Rio Tinto PLC	106,701	5,667,572
Rio Tinto, Ltd.	20,269	1,216,648
Royal Gold, Inc. (L)	17,360	782,762
RTI International Metals, Inc. (I)(L)	4,324	150,778
Schnitzer Steel Industries, Inc., Class A (L)	3,658	112,063
Sesa Goa, Ltd., ADR	39,868	460,475
Severstal OAO, GDR	4,597	42,063
Severstal OAO, GDR	22,649	206,054
Shougang Fushan Resources Group, Ltd.	316,000	111,652
Silver Wheaton Corp.	3,067	64,281
Sims Metal Management, Ltd. (I)	681	6,333
Steel Dynamics, Inc.	58,921	1,073,541
Stillwater Mining Company (I)(L)	16,458	184,823
Sumitomo Metal Mining Company, Ltd.	45,000	599,722
SunCoke Energy, Inc. (I)	9,822	222,665
Teck Resources, Ltd.	3,408	82,590
ThyssenKrupp AG (I)	40,832	1,066,479
Turquoise Hill Resources, Ltd. (I)(L)	3,928	16,247
U.S. Silica Holdings, Inc. (L)	3,003	103,634
United States Steel Corp. (L)	24,780	664,352
Universal Stainless & Alloy (I)	1,094	39,767
Vale SA	80,600	1,230,279
Vedanta Resources PLC	7,593	109,532
Voestalpine AG	9,635	478,594
Walter Energy, Inc. (L)	8,747	124,470
Worthington Industries, Inc.	21,427	898,434
Yamana Gold, Inc.	5,963	54,156
Yamato Kogyo Company, Ltd.	4,100	137,860
Zhaojin Mining Industry Company, Ltd.,
H Shares	79,500	52,779
Zijin Mining Group Company, Ltd., H Shares	597,529	138,718

		69,096,979
Paper & Forest Products - 0.2%
Boise Cascade Company (I)	1,752	44,956
Clearwater Paper Corp. (I)	3,133	165,892

192

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Deltic Timber Corp.	1,606	$101,194
Domtar Corp.	8,678	742,056
Duratex SA	17,630	101,887
Fibria Celulose SA (I)	16,200	193,144
International Paper Company	79,008	3,685,723
KapStone Paper and Packaging Corp.	5,687	303,003
Lee & Man Paper Manufacturing, Ltd.	174,000	128,118
Louisiana-Pacific Corp. (I)	56,828	931,979
Neenah Paper, Inc.	2,316	97,249
Nine Dragons Paper Holdings, Ltd.	165,000	152,554
OJI Holdings Corp.	69,000	325,179
P.H. Glatfelter Company	6,023	168,584
Resolute Forest Products, Inc. (I)	9,716	157,399
Sappi, Ltd. (I)	23,485	71,060
Schweitzer-Mauduit International, Inc.	4,350	224,504
Stora Enso OYJ, Series R (L)	109,609	1,079,708
UPM-Kymmene OYJ	105,086	1,740,397
Wausau Paper Corp.	7,114	86,364

		10,500,950

		241,490,552
Telecommunication Services - 3.1%
Diversified Telecommunication Services - 2.1%
8x8, Inc. (I)(L)	10,161	105,878
American Tower Corp.	69,204	5,381,995
AT&T, Inc.	934,030	32,887,196
Atlantic Tele-Network, Inc.	1,320	74,012
Belgacom SA (L)	19,515	579,911
Bell Aliant, Inc.	2,103	53,656
BT Group PLC	665,285	4,060,803
Cbeyond, Inc. (I)	4,273	23,715
CenturyLink, Inc.	105,964	3,253,095
China Communications Services Corp., Ltd.,
H Shares	246,400	162,080
China Telecom Corp., Ltd., H Shares	1,418,396	763,497
China Unicom Hong Kong, Ltd.	484,416	765,079
Chunghwa Telecom Company, Ltd. (I)	404,000	1,267,435
Cincinnati Bell, Inc. (I)(L)	29,269	93,661
Cogent Communications Group, Inc.	6,589	257,037
Consolidated
Communications Holdings, Inc. (L)	5,667	109,515
Deutsche Telekom AG	298,200	4,737,722
Elisa OYJ, Class A	27,577	693,509
Fairpoint Communications, Inc. (I)(L)	3,485	32,411
France Telecom SA	149,344	1,945,745
Frontier Communications Corp. (L)	177,313	829,825
General Communication, Inc., Class A (I)	4,783	47,591
Hawaiian Telcom Holdco, Inc. (I)(L)	1,703	51,652
HKT Trust and HKT, Ltd.	195,000	171,030
IDT Corp., Class B	2,235	49,639
Iliad SA	1,958	462,882
inContact, Inc. (I)	7,797	58,478
Inmarsat PLC	37,695	427,193
Inteliquent, Inc.	4,698	54,450
Iridium Communications, Inc. (I)(L)	9,286	57,109
Koninklijke KPN NV (I)	117,144	379,995
KT Corp.	2,542	80,846
LG Uplus Corp. (I)	18,857	186,983
Lumos Networks Corp.	2,226	51,332
magicJack VocalTec, Ltd. (I)(L)	2,755	31,600
Nippon Telegraph & Telephone Corp.	37,500	1,883,686
Oi SA	1	2
ORBCOMM, Inc. (I)	5,561	34,589

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
PCCW, Ltd.	348,000	$150,506
Portugal Telecom SGPS SA (L)	79,931	358,721
Premiere Global Services, Inc. (I)	6,888	64,265
Rostelecom OJSC, ADR	15,272	293,971
Rostelecom OJSC, ADR	826	15,777
Singapore Telecommunications, Ltd.	175,950	522,131
Singapore Telecommunications, Ltd.
(Singapore Exchange)	378,000	1,115,465
Swisscom AG	1,873	955,743
TDC A/S	118,719	1,063,457
Telecom Italia SpA	794,984	607,636
Telecom Italia SpA (Italian Exchange)	1,359,469	1,319,432
Telefonica Deutschland Holding AG	31,146	253,916
Telefonica SA	207,102	3,398,920
Telekom Austria AG	18,284	155,464
Telekom Malaysia BHD	91,518	145,976
Telekomunikasi Indonesia Persero Tbk PT	1,450,700	263,275
TeliaSonera AB	126,765	1,033,447
Telstra Corp., Ltd.	207,178	953,256
Towerstream Corp. (I)	10,047	23,510
True Corp. PCL (I)	154,800	42,424
Turk Telekomunikasyon AS	29,013	93,828
tw telecom, inc. (I)	38,795	1,098,674
Verizon Communications, Inc.	503,248	24,971,166
Vivendi SA	96,400	2,443,495
Vonage Holdings Corp. (I)	21,499	71,162
Windstream Holdings, Inc. (L)	103,751	837,271
XL Axiata Tbk PT	69,651	29,083
Ziggo NV	5,805	248,401

		104,637,206
Wireless Telecommunication Services - 1.0%
Advanced Info Service PCL	34,600	245,680
America Movil SAB de CV, Series L	1,843,500	2,145,353
Axiata Group BHD	222,153	463,048
Boingo Wireless, Inc. (I)(L)	3,048	19,903
China Mobile, Ltd.	618,470	6,688,748
Crown Castle International Corp. (I)	51,348	3,811,562
DiGi.Com BHD	301,020	454,922
Far EasTone
Telecommunications Company, Ltd.	176,000	377,221
Indosat Tbk PT	37,850	12,168
KDDI Corp.	46,300	2,910,934
Leap Wireless International, Inc. (I)	7,464	123,977
Maxis BHD	190,860	416,451
MegaFon OAO, GDR	1,617	52,136
Millicom International Cellular SA	3,430	307,305
Mobile Telesystems OJSC, ADR	45,559	960,384
MTN Group, Ltd.	80,565	1,567,585
NII Holdings, Inc. (I)(L)	24,028	61,031
NTELOS Holdings Corp.	2,286	48,943
NTT DOCOMO, Inc.	130,700	2,092,501
Reliance Communication, Ltd., GDR (S)	40,149	89,018
Rogers Communications, Inc., Class B	2,590	116,295
Shenandoah Telecommunications Company	3,450	86,181
Sistema JSFC, GDR	4,272	117,181
Sistema JSFC, GDR (London Exchange)	12,482	341,682
SK Telecom Company, Ltd.	886	189,241
Softbank Corp.	82,400	6,680,151
StarHub, Ltd.	45,000	152,314
Taiwan Mobile Company, Ltd.	180,000	589,406
Tele2 AB, B Shares (I)	16,881	205,459
Telephone & Data Systems, Inc.	26,341	732,543
Tim Participacoes SA	51,400	252,568

193

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Turkcell Iletisim Hizmetleri AS (I)	45,931	$277,510
USA Mobility, Inc.	3,332	48,947
Vodacom Group, Ltd. (L)	17,112	204,587
Vodafone Group PLC (I)	4,104,145	15,214,707

		48,057,642

		152,694,848
Utilities - 3.2%
Electric Utilities - 1.6%
Acciona SA	1,085	66,162
ALLETE, Inc.	5,605	276,214
American Electric Power Company, Inc.	85,081	4,003,912
Centrais Eletricas Brasileiras SA	12,500	31,648
Cheung Kong Infrastructure Holdings, Ltd.	55,000	361,415
Chubu Electric Power Company, Inc.	54,900	742,574
Cleco Corp.	24,510	1,120,352
CLP Holdings, Ltd.	149,500	1,225,438
CPFL Energia SA	14,100	117,004
Duke Energy Corp.	124,899	8,737,934
Edison International	57,062	2,636,835
EDP - Energias de Portugal SA	266,389	1,007,355
EDP - Energias do Brasil SA	15,400	79,433
El Paso Electric Company	5,744	206,956
Electricite de France SA	19,518	725,837
Enel SpA	884,930	4,004,279
Entergy Corp.	31,191	1,930,411
Exelon Corp.	149,825	4,031,791
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	22,040	26,567
Federal Hydrogenerating Company JSC, ADR	21,584	35,829
Federal Hydrogenerating Company JSC, ADR	98,090	164,079
FirstEnergy Corp.	73,259	2,390,441
Fortis, Inc.	2,387	70,427
Fortum OYJ	87,971	2,012,487
Great Plains Energy, Inc.	41,026	973,957
Hawaiian Electric Industries, Inc. (L)	26,451	669,475
Hokkaido Electric Power Company, Inc. (I)	15,600	184,080
Hokuriku Electric Power Company	14,400	191,587
Iberdrola SA	240,119	1,526,915
IDACORP, Inc.	20,383	1,053,393
Korea Electric Power Corp. (I)	21,543	651,579
Kyushu Electric Power Company, Inc. (I)	36,500	473,540
MGE Energy, Inc. (L)	3,388	189,559
NextEra Energy, Inc.	74,257	6,281,400
Northeast Utilities	55,067	2,262,152
NRG Yield, Inc.	3,193	115,427
NV Energy, Inc.	62,904	1,487,680
OGE Energy Corp.	52,966	1,823,090
Otter Tail Corp. (L)	5,070	149,869
Pepco Holdings, Inc. (L)	42,675	814,239
Pinnacle West Capital Corp.	19,267	1,028,087
PNM Resources, Inc.	32,329	752,296
Portland General Electric Company (L)	10,375	309,279
Power Assets Holdings, Ltd.	117,500	956,743
PPL Corp.	113,412	3,482,883
Red Electrica Corp. SA	5,416	346,822
Reliance Infrastructure, Ltd., GDR (S)	11,952	246,930
Shikoku Electric Power Company, Inc. (I)	15,200	240,892
SP AusNet	80,468	84,903
SSE PLC	80,968	1,757,911
Tenaga Nasional BHD	248,036	758,210
Terna Rete Elettrica Nazionale SpA	204,060	983,250
The Chugoku Electric Power Company, Inc.	25,400	371,449

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
The Empire District Electric Company	6,047	$137,267
The Kansai Electric Power Company, Ltd. (I)	60,300	685,661
The Southern Company	155,087	6,301,185
Tohoku Electric Power Company, Inc. (I)	38,700	427,125
Tokyo Electric Power Company, Inc. (I)	123,900	661,082
Transmissora Alianca de Energia Eletrica SA	6,000	55,213
UIL Holdings Corp.	7,080	265,712
Unitil Corp.	2,395	72,473
UNS Energy Corp.	5,783	276,890
Verbund AG, Class A	5,277	114,629
Westar Energy, Inc.	33,906	1,063,292
Xcel Energy, Inc.	87,080	2,439,982

		78,673,488
Gas Utilities - 0.4%
AGL Resources, Inc.	20,825	969,196
APA Group, Ltd.	39,432	219,574
Atmos Energy Corp.	24,205	1,075,912
Chesapeake Utilities Corp.	1,469	85,466
China Gas Holdings, Ltd.	244,000	330,454
China Resources Gas Group, Ltd.	94,000	289,747
Enagas SA	9,560	251,341
ENN Energy Holdings, Ltd.	78,000	552,412
GAIL India, Ltd., GDR	23,497	723,015
GAIL India, Ltd., GDR (Turquoise Exchange)	3,000	92,280
Gas Natural SDG SA	17,614	437,873
Hong Kong & China Gas Company, Ltd.	488,290	1,152,658
Korea Gas Corp.	2,269	140,658
National Fuel Gas Company	22,327	1,506,626
New Jersey Resources Corp.	5,859	267,698
Northwest Natural Gas Company (L)	3,955	168,206
ONEOK, Inc.	35,893	2,084,307
Osaka Gas Company, Ltd.	161,000	651,344
Perusahaan Gas Negara Persero Tbk PT	361,269	146,246
Petronas Gas BHD	51,799	383,742
Piedmont Natural Gas Company, Inc. (L)	10,508	348,340
Questar Corp.	46,749	1,052,787
Snam SpA	275,026	1,478,638
South Jersey Industries, Inc.	4,507	255,547
Southwest Gas Corp.	6,455	342,502
The Laclede Group, Inc.	4,592	211,737
Toho Gas Company, Ltd.	34,000	164,782
Tokyo Gas Company, Ltd.	210,000	1,044,005
UGI Corp.	30,472	1,226,803
WGL Holdings, Inc.	20,969	835,615

		18,489,511
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	108,407	1,579,490
Atlantic Power Corp. (L)	16,743	61,949
China Longyuan Power Group Corp., H Shares	277,000	358,248
China Resources Power Holdings, Ltd.	196,532	476,890
Datang International Power Generation
Company, Ltd., H Shares	315,136	139,297
Dynegy, Inc. (I)(L)	13,906	297,727
Electric Power Development Company, Ltd.	10,000	295,722
Enel Green Power SpA	236,350	580,776
Eneva SA (I)	11,200	14,298
Glow Energy PCL	13,600	28,695
Huaneng Power International, Inc., H Shares	332,564	319,149
NRG Energy, Inc.	56,594	1,497,477
Ormat Technologies, Inc.	2,531	63,477
Tractebel Energia SA	10,500	173,407

194

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders (continued)
TransAlta Corp. (L)	2,048	$27,273

		5,913,875
Multi-Utilities - 1.0%
AGL Energy, Ltd.	25,891	353,426
Alliant Energy Corp.	29,622	1,525,533
Ameren Corp.	42,464	1,522,334
Avista Corp.	8,425	229,581
Black Hills Corp.	18,085	909,133
CenterPoint Energy, Inc.	74,830	1,753,267
Centrica PLC	435,455	2,409,908
CMS Energy Corp.	46,329	1,229,572
Consolidated Edison, Inc.	51,301	2,832,328
Dominion Resources, Inc.	102,758	6,670,022
DTE Energy Company	30,211	2,016,282
E.ON SE	189,912	3,658,102
GDF Suez	107,439	2,487,027
Integrys Energy Group, Inc.	13,812	742,257
MDU Resources Group, Inc.	50,413	1,495,754
National Grid PLC	307,729	3,901,915
NiSource, Inc.	54,422	1,720,824
NorthWestern Corp.	5,310	233,534
PG&E Corp.	77,770	3,139,575
Public Service Enterprise Group, Inc.	88,648	2,897,903
RWE AG	51,437	1,976,432
SCANA Corp.	24,079	1,135,806
Sempra Energy	39,621	3,504,081
Suez Environnement Company	22,714	389,971
TECO Energy, Inc.	36,359	619,557
Vectren Corp.	21,981	762,301
Veolia Environnement SA	27,809	449,752
Wisconsin Energy Corp.	40,107	1,675,269
YTL Corp. BHD	395,917	198,890
YTL Power International BHD	185,741	111,757

		52,552,093
Water Utilities - 0.1%
American States Water Company	5,370	156,697
Aqua America, Inc. (L)	47,128	1,134,371
California Water Service Group	6,702	153,208
Cia de Saneamento Basico do Estado de
Sao Paulo	20,700	217,442
Cia de Saneamento de Minas Gerais	3,100	51,090
Connecticut Water Service, Inc.	1,937	67,311
Consolidated Water Company, Ltd.	2,427	30,507
Guangdong Investment, Ltd.	254,780	236,223
Severn Trent PLC	19,872	574,161
SJW Corp.	2,395	65,767
United Utilities Group PLC	55,998	602,163
York Water Company (L)	2,551	55,841

		3,344,781

		158,973,748

TOTAL COMMON STOCKS (Cost $3,791,570,329)		$4,786,558,435

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	5,624	487,457
Hyundai Motor Company, Ltd.	2,130	247,750
Hyundai Motor Company, Ltd., 2nd Preferred	3,218	386,368
Lojas Americanas SA	26,200	178,015
Porsche Automobil Holding SE	15,928	1,620,456
Volkswagen AG	15,271	4,050,854

		6,970,900

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Consumer Staples - 0.1%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	7,600	$354,824
Henkel AG & Company KGaA, 0.800%	19,049	2,158,208

		2,513,032
Energy - 0.1%
Petroleo Brasileiro SA	259,600	2,133,074
Financials - 0.1%
Banco Bradesco SA	126,900	1,679,859
Banco do Estado do Rio Grande do Sul SA	9,800	56,636
Itau Unibanco Holding SA	154,240	2,169,305
Itausa - Investimentos Itau SA	173,550	686,245

		4,592,045
Industrials - 0.0%
Marcopolo SA	28,600	71,064
Rolls-Royce Holdings PLC, C Shares (I)	13,666,346	22,362

		93,426
Information Technology - 0.0%
Samsung Electronics Company, Ltd.	1,716	1,624,292
Materials - 0.1%
Bradespar SA	13,600	145,307
Braskem SA, A Shares (I)	10,000	89,108
Fuchs Petrolub AG	4,024	380,183
Gerdau SA	53,200	411,378
Klabin SA	31,100	160,813
LG Chem, Ltd.	717	96,618
Metalurgica Gerdau SA	16,400	158,573
Suzano Papel e Celulose SA	19,000	69,106
Usinas Siderurgicas de Minas Gerais SA (I)	22,000	116,774
Vale SA	116,500	1,633,520

		3,261,380
Telecommunication Services - 0.0%
Oi SA	39,300	60,105
Telefonica Brasil SA	18,300	353,417

		413,522
Utilities - 0.0%
AES Tiete SA	6,500	55,358
Centrais Eletricas Brasileiras SA	14,600	64,486
Cia Paranaense de Energia	6,300	84,963
Companhia Energetica de Minas Gerais	33,547	278,954
Companhia Energetica de Sao Paulo	9,700	96,408
RWE AG (L)	4,123	141,664

		721,833

TOTAL PREFERRED SECURITIES (Cost $21,028,178)		$22,323,504

RIGHTS - 0.0%
African Bank Investments, Ltd. (Expiration
Date: 12/06/2013; Strike Price:
ZAR 8.00) (I)(L)	16,472	7,276
Caixabank SA (I)(N)	56,190	4,123
Cubist Pharmaceuticals, Inc. (I)(N)	6,850	11,303
Groupe Fnac (I)(N)	4,898	17,289
Klabin SA (Expiration Date: 12/23/2013;
Strike Price: BRL 62.50) (I)	953	6,533
Northam Platinum, Ltd. (Expiration Date:
12/06/2013; Strike Price: ZAR 40.00) (I)	606	2
Peapack Gladstone Financial Corp. (Expiration
Date: 12/09/2013; Strike Price: $17.00) (I)	1,441	521

TOTAL RIGHTS (Cost $49,299)		$47,047

195

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014; Strike Price: $21.30) (I)	638	18
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)	2,958	4,281
Tejon Ranch Company (Expiration Date:
08/31/2016; Strike Price: $40.00) (I)	356	2,029

TOTAL WARRANTS (Cost $2,396)		$6,328

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	12,925,233	129,357,023

TOTAL SECURITIES LENDING
COLLATERAL (Cost $129,342,688)		$129,357,023

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Repurchase Agreement with State Street Corp.
dated 11/29/2013 at 0.000% to be
repurchased at $103,507,000 on 12/02/2013,
collateralized by $130,680,000
U.S. Treasury Bonds, 2.750% due
08/15/2042 - 11/15/2042 (valued at
$105,584,694, including interest)	$103,507,000	$103,507,000

TOTAL SHORT-TERM INVESTMENTS (Cost $103,507,000)		$103,507,000

Total Investments (Strategic Equity Allocation Fund)
(Cost $4,045,499,890) - 102.2%		$5,041,799,337
Other assets and liabilities, net - (2.2%)		(109,500,213)

TOTAL NET ASSETS - 100.0%		$4,932,299,124

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 80.8%
U.S. Government - 28.4%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 07/15/2022	$48,641,254	$47,682,298
0.375%, 07/15/2023	3,823,218	3,751,234
0.625%, 07/15/2021	2,285,470	2,362,070
0.750%, 02/15/2042	4,870,140	4,005,310
1.125%, 01/15/2021	4,067,292	4,349,143
1.250%, 07/15/2020	5,475,462	5,959,268
1.375%, 01/15/2020	757,925	827,204
1.750%, 01/15/2028	29,170,143	31,854,700
2.000%, 01/15/2026	21,352,208	24,114,650
2.375%, 01/15/2025 to 01/15/2027	39,727,606	46,642,243
2.500%, 01/15/2029	12,650,380	15,148,830
3.625%, 04/15/2028	1,013,341	1,365,873
3.875%, 04/15/2029	2,848,540	3,978,832
U.S. Treasury Notes
0.625%, 11/15/2016	29,100,000	29,165,941
0.625%, 04/30/2018 (D)	101,300,000	98,981,142
0.750%, 12/31/2017 to 03/31/2018	147,800,000	145,495,839
0.875%, 07/31/2019 (D)	41,100,000	39,366,073
1.000%, 06/30/2019	16,700,000	16,145,510
1.250%, 10/31/2018 to 11/30/2018	142,900,000	142,112,001
1.375%, 06/30/2018	1,100,000	1,107,132

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.500%, 08/31/2018 (F)	$75,600,000	$76,367,794

		740,783,087
U.S. Government Agency - 52.4%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	900,000	884,792
1.000%, 03/08/2017 to 09/29/2017	71,400,000	71,486,575
1.250%, 08/01/2019 to 10/02/2019	30,300,000	29,074,539
1.750%, 05/30/2019	1,100,000	1,097,759
2.375%, 01/13/2022	1,600,000	1,554,754
3.750%, 03/27/2019	800,000	881,238
4.000%, TBA (C)	31,000,000	32,184,375
4.000%, 05/01/2029 to 08/01/2043	6,279,185	6,552,537
4.500%, TBA (C)	11,000,000	11,719,297
4.500%, 03/01/2037 to 03/01/2041	1,783,295	1,901,390
4.587%, 11/01/2035 (P)	131,474	139,500
5.500%, 08/23/2017 to 01/01/2040	4,021,026	4,485,948
6.000%, 08/01/2022 to 05/01/2040	42,593,554	46,742,773
Federal National Mortgage Association
0.875%, 08/28/2017 to 05/21/2018	14,100,000	13,983,257
1.250%, 01/30/2017	6,600,000	6,714,979
1.875%, 09/18/2018	900,000	916,430
1.992%, 11/01/2035 (P)	152,587	157,487
2.201%, 11/01/2034 (P)	155,623	163,021
2.233%, 05/01/2035 (P)	263,355	274,132
2.310%, 08/01/2022	2,700,000	2,524,483
2.328%, 03/01/2035 (P)	78,086	82,418
2.453%, 01/01/2035 (P)	130,525	137,774
2.471%, 06/01/2035 (P)	422,180	448,740
2.527%, 07/01/2034 (P)	119,092	125,262
2.870%, 09/01/2027	2,000,000	1,778,757
3.000%, TBA (C)	25,000,000	25,785,155
3.000%, 02/01/2027 to 11/01/2028	22,000,015	22,711,578
3.330%, 11/01/2021	96,638	100,130
3.500%, TBA (C)	19,000,000	20,034,609
3.500%, 03/01/2020 to 11/01/2043	33,481,170	34,302,897
4.000%, TBA (C)	342,500,000	357,256,748
4.000%, 10/01/2018 to 02/01/2042	19,933,378	21,166,699
4.500%, TBA (C)	200,000,000	212,968,756
4.500%, 01/01/2015 to 08/01/2042	108,654,094	116,020,904
4.833%, 09/01/2035 (P)	86,817	91,959
5.000%, TBA (C)	93,000,000	101,136,988
5.000%, 02/13/2017 to 07/01/2041	22,431,998	24,731,055
5.375%, 06/12/2017	4,500,000	5,197,797
5.500%, TBA (C)	37,500,000	41,027,344
5.500%, 06/01/2018 to 09/01/2041	85,172,103	93,035,583
6.000%, 10/01/2026 to 05/01/2041	27,334,433	30,144,916
Government National
Mortgage Association
5.000%, TBA (C)	1,000,000	1,087,031
5.000%, 10/15/2033 to 09/15/2040	22,300,249	24,346,998

		1,367,159,364

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,128,129,395)		$2,107,942,451

FOREIGN GOVERNMENT
OBLIGATIONS - 2.2%
Brazil - 0.1%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)	800,000	804,000

196

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Brazil (continued)
Federative Republic of Brazil
Zero Coupon 01/01/2017 (Z)	BRL	6,000,000	$1,801,499

			2,605,499
Canada - 0.9%
Province of Ontario
1.000%, 07/22/2016		$1,100,000	1,108,952
1.600%, 09/21/2016		1,100,000	1,126,226
1.650%, 09/27/2019		1,800,000	1,754,042
3.000%, 07/16/2018		1,100,000	1,168,719
3.150%, 06/02/2022	CAD	2,700,000	2,534,018
4.000%, 06/02/2021		4,800,000	4,841,380
4.200%, 06/02/2020		1,200,000	1,233,305
4.400%, 06/02/2019		2,700,000	2,805,860
4.400%, 04/14/2020		$200,000	222,724
5.500%, 06/02/2018	CAD	700,000	754,904
Province of Quebec
3.500%, 07/29/2020		$700,000	740,572
3.500%, 12/01/2022	CAD	1,700,000	1,619,988
4.250%, 12/01/2021		4,100,000	4,171,346

			24,082,036
Italy - 0.4%
Republic of Italy
Zero Coupon 06/30/2015 (Z)	EUR	2,600,000	3,471,657
2.500%, 03/01/2015		5,600,000	7,762,719

			11,234,376
Mexico - 0.4%
Government of Mexico
10.000%, 12/05/2024	MXN	89,000,000	8,822,534
South Korea - 0.0%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		$700,000	737,872
Spain - 0.4%
Junta de Castilla y Leon
6.270%, 02/19/2018	EUR	2,500,000	3,805,933
6.505%, 03/01/2019		800,000	1,247,140
Kingdom of Spain
3.300%, 10/31/2014		700,000	972,181
4.000%, 07/30/2015		3,600,000	5,108,629

			11,133,883

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $59,509,858)			$58,616,200

CORPORATE BONDS - 12.1%
Consumer Discretionary - 0.8%
Banque PSA Finance SA
2.144%, 04/04/2014 (P)(S)		$3,500,000	3,491,950
Ford Motor Credit Company LLC
7.000%, 04/15/2015		5,200,000	5,627,118
8.000%, 06/01/2014 to 12/15/2016		1,100,000	1,292,318
8.700%, 10/01/2014		1,000,000	1,065,681
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		3,800,000	4,925,556
Volkswagen International Finance NV
0.858%, 04/01/2014 (P)(S)		5,000,000	5,006,970

			21,409,593
Consumer Staples - 0.0%
CVS Pass-Through Trust
6.943%, 01/10/2030		258,441	301,995

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy - 0.7%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		$900,000	$1,102,500
Cameron International Corp.
1.169%, 06/02/2014 (P)		2,400,000	2,407,579
Gazprom OAO
10.500%, 03/08/2014		900,000	920,250
Indian Oil Corp., Ltd.
4.750%, 01/22/2015		4,600,000	4,717,916
Petrobras Global Finance BV
3.000%, 01/15/2019		400,000	379,826
Petrobras International Finance Company
3.875%, 01/27/2016		5,900,000	6,097,538
Petroleos Mexicanos
8.000%, 05/03/2019		1,500,000	1,811,250

			17,436,859
Financials - 8.7%
AIG Life Holdings, Inc.
7.570%, 12/01/2045 (S)		3,700,000	4,181,000
Ally Financial, Inc.
2.439%, 12/01/2014 (P)		3,100,000	3,116,805
3.439%, 02/11/2014 (P)		1,000,000	1,000,350
4.625%, 06/26/2015		1,200,000	1,260,086
5.500%, 02/15/2017		5,500,000	5,950,494
6.750%, 12/01/2014		400,000	420,500
7.500%, 09/15/2020		1,200,000	1,407,000
8.300%, 02/12/2015		6,500,000	7,020,000
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	13,738,330
American International Group, Inc.
6.250%, 03/15/2037		$1,100,000	1,100,000
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		3,000,000	3,005,100
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	600,000	845,935
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,577,500
4.500%, 04/06/2015 (S)		400,000	412,400
Bank of America Corp.
6.500%, 08/01/2016		7,900,000	8,968,120
Bank of America NA
0.709%, 11/14/2016 (P)		9,700,000	9,699,997
6.000%, 10/15/2036		2,700,000	3,066,949
Bank of Montreal
2.850%, 06/09/2015 (S)		1,400,000	1,451,572
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,100,000	1,123,783
1.950%, 01/30/2017 (S)		1,100,000	1,135,068
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	947,250
6.500%, 03/10/2021 (S)		1,900,000	1,995,000
BNP Paribas SA
1.144%, 01/10/2014 (P)		6,100,000	6,105,258
CIT Group, Inc.
5.250%, 04/01/2014 (S)		600,000	607,500
Citigroup, Inc.
3.953%, 06/15/2016		600,000	641,242
4.450%, 01/10/2017		400,000	436,341
5.500%, 10/15/2014		5,109,000	5,321,003
Credit Suisse New York
2.200%, 01/14/2014		1,300,000	1,303,030

197

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Dexia Credit Local SA
0.717%, 04/29/2014 (P)(S)	$25,000,000	$25,044,250
HSBC Bank PLC
2.000%, 01/19/2014 (S)	1,400,000	1,403,213
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)	10,400,000	10,805,174
Intesa Sanpaolo SpA
2.638%, 02/24/2014 (P)(S)	3,300,000	3,315,200
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	3,100,000	3,602,848
6.875%, 04/25/2018	7,500,000	8,952,173
Murray Street Investment Trust I
4.647%, 03/09/2017	3,800,000	4,128,647
National Bank of Canada
2.200%, 10/19/2016 (S)	300,000	311,534
Nordea Bank AB
2.125%, 01/14/2014 (S)	600,000	601,230
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)	15,300,000	17,363,817
Principal Life Income Funding Trusts
5.550%, 04/27/2015	3,500,000	3,742,582
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)	6,800,000	7,191,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)	5,000,000	5,212,500
SLM Corp.
5.375%, 05/15/2014	600,000	610,500
6.250%, 01/25/2016	600,000	653,250
Springleaf Finance Corp.
6.900%, 12/15/2017	18,800,000	20,304,000
State Bank of India
4.500%, 07/27/2015 (S)	1,700,000	1,753,946
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)	1,300,000	1,301,914
The Bear Stearns Companies LLC
7.250%, 02/01/2018	7,000,000	8,455,286
The Goldman Sachs Group, Inc.
1.238%, 02/07/2014 (P)	11,200,000	11,214,694
Turkiye Garanti Bankasi AS
2.742%, 04/20/2016 (P)(S)	900,000	884,250
UBS AG
1.238%, 01/28/2014 (P)	930,000	931,555

		226,621,176
Health Care - 0.2%
AbbVie, Inc.
0.998%, 11/06/2015 (P)	4,965,000	5,014,625
HCA, Inc.
8.500%, 04/15/2019	900,000	961,875

		5,976,500
Industrials - 0.7%
International Lease Finance Corp.
5.750%, 05/15/2016	600,000	645,890
6.500%, 09/01/2014 (S)	3,000,000	3,116,250
6.750%, 09/01/2016 (S)	1,300,000	1,447,875
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	11,007,500	11,172,613
6.350%, 06/30/2021	1,850,000	1,877,750

		18,260,378

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 0.6%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	$300,000	$283,419
CSN Resources SA
6.500%, 07/21/2020	2,300,000	2,306,900
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)	10,400,000	11,700,000
7.250%, 10/20/2017	2,300,000	2,587,500
Rohm & Haas Company
6.000%, 09/15/2017	431,000	494,946

		17,372,765
Telecommunication Services - 0.3%
Verizon Communications, Inc.
2.002%, 09/14/2018 (P)	1,100,000	1,157,605
2.500%, 09/15/2016	1,400,000	1,453,614
3.650%, 09/14/2018	3,600,000	3,826,634
4.500%, 09/15/2020	600,000	644,188

		7,082,041
Utilities - 0.1%
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	2,062,589	2,141,817

TOTAL CORPORATE BONDS (Cost $299,411,897)		$316,603,124

MUNICIPAL BONDS - 6.6%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	1,600,000	2,107,264
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,000,000	1,047,190
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	24,464,000
California State University
6.434%, 11/01/2030	1,200,000	1,341,744
California Statewide Communities
Development Authority
7.550%, 05/15/2040	2,700,000	3,273,210
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,000,000	1,039,600
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	100,000	110,349
6.899%, 12/01/2040	2,700,000	3,111,048
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	300,000	331,047
6.899%, 12/01/2040	2,600,000	2,995,824
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,074,970
City of San Antonio (Texas)
6.308%, 02/01/2037	2,600,000	2,841,904
City of San Antonio Water System
Revenue (Texas) 5.000%, 05/15/2040	21,400,000	22,297,088
County of Clark (Nevada)
6.820%, 07/01/2045	1,400,000	1,737,120
County of Santa Clara (California)
5.000%, 08/01/2030	1,900,000	2,082,324
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042	6,900,000	7,536,732
District of Columbia 5.000%, 06/01/2027	1,300,000	1,420,406
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	211,722
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	745,000	726,494

198

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040		$4,500,000	$5,364,945
Los Angeles Unified School
District (California)
4.500%, 07/01/2023		5,000,000	5,489,700
6.758%, 07/01/2034		2,700,000	3,412,719
Mississippi Development Bank
6.313%, 01/01/2033		700,000	769,328
New Jersey State Turnpike Authority
7.414%, 01/01/2040		5,500,000	7,457,010
New York City Municipal Water Finance
Authority (New York)
5.000%, 06/15/2037		3,400,000	3,485,242
5.000%, 06/15/2038		2,900,000	3,017,218
New York State Dormitory Authority
5.000%, 03/15/2031		1,000,000	1,066,300
North Carolina Turnpike Authority
6.700%, 01/01/2039		300,000	326,862
Pennsylvania Economic Development
Financing Authority
5.000%, 01/01/2022		600,000	677,850
5.000%, 01/01/2023		4,300,000	4,651,869
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032		1,280,000	1,173,926
State of California
7.500%, 04/01/2034		6,100,000	7,967,027
7.950%, 03/01/2036		17,300,000	19,974,407
7.600%, 11/01/2040		1,600,000	2,185,008
State of Louisiana 3.000%, 05/01/2043 (P)		2,600,000	2,599,714
State of Washington 5.000%, 01/01/2028		4,200,000	4,626,258
State of Washington - Series C
5.000%, 06/01/2041		5,200,000	5,431,400
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046		1,500,000	1,040,085
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		2,920,000	2,266,679
Truckee Meadows Water Authority
(Nevada), Series A 5.000%, 07/01/2036		200,000	204,082
University of California
6.270%, 05/15/2031		5,300,000	5,752,302
6.398%, 05/15/2031		2,800,000	3,183,936

TOTAL MUNICIPAL BONDS (Cost $166,433,176)			$171,873,903

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.8%
Commercial & Residential - 7.5%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A 2.355%, 02/25/2045 (P)		119,268	118,197
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B 1.617%, 05/16/2047 (P)(S)	EUR	2,332,905	3,217,049
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class A1A 5.617%, 07/10/2046 (P)		$7,978,255	8,827,596
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		1,765,033	1,595,330
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		4,105,761	4,157,888
Series 2011-RR5, Class 12A1,
5.437%, 03/26/2037 (P)(S)		369,229	338,432

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.763%, 11/25/2034 (P)		$1,698,022	$1,663,042
Series 2004-9, Class 22A1,
3.083%, 11/25/2034 (P)		409,365	415,734
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1 2.705%, 09/25/2035 (P)		728,335	615,809
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		400,000	437,658
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		3,300,000	3,743,665
Series 2007-PW16, Class A1A,
5.898%, 06/11/2040 (P)		11,076,525	12,536,068
CD 2006-CD2 Mortgage Trust,
Series 2006-CD2, Class A1B
5.486%, 01/15/2046 (P)		11,201,611	12,052,340
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%, 10/15/2049		11,035,711	12,144,060
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		4,735,062	4,630,857
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)		469,151	453,731
Commercial Mortgage Pass Through
Certificates, Series 2007-C1, Class A3
5.383%, 02/15/2040		974,336	1,059,289
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.446%, 02/25/2037 (P)		4,947,307	3,731,432
Series 2005-62, Class 2A1,
1.075%, 12/25/2035 (P)		5,742,299	4,242,009
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-HYB9, Class 3A2A,
2.417%, 02/20/2036 (P)		287,689	252,802
Series 2004-22, Class A3,
2.504%, 11/25/2034 (P)		1,116,378	1,026,577
Series 2004-HYB9, Class 1A1,
2.641%, 02/20/2035 (P)		1,869,443	1,785,475
European Loan Conduit, Series 25X,
Class A 0.368%, 05/15/2019 (P)	EUR	131,930	174,337
Granite Master Issuer PLC, Series 2005-1,
Class A5 0.303%, 12/20/2054 (P)		1,857,828	2,501,698
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		$100,000	102,916
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,547,875
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.037%, 11/25/2035 (P)		874,805	858,693
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.577%, 10/15/2054 (P)(S)	EUR	966,458	1,320,006
HomeBanc Mortgage Trust, Series 2005-4,
Class A1 0.436%, 10/25/2035 (P)		$4,413,156	3,837,076

199

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		$3,000,000	$3,304,950
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		400,000	442,867
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
3.778%, 02/25/2035 (P)		236,031	237,139
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		138,462	126,611
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.608%, 12/15/2030 (P)		1,641,357	1,602,706
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.707%, 07/09/2021 (P)(S)		3,153,396	3,141,608
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.376%, 02/25/2036 (P)		770,993	701,206
Series 2005-3, Class 4A,
0.416%, 11/25/2035 (P)		133,879	122,685
Series 2005-2, Class 3A,
1.166%, 10/25/2035 (P)		378,311	371,095
Series 2005-2, Class 1A,
1.666%, 10/25/2035 (P)		5,018,130	4,853,817
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4 5.485%, 03/12/2051 (P)		2,000,000	2,219,450
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A,
5.319%, 12/15/2043		12,531,647	13,783,596
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		847,139	849,623
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A
5.994%, 08/12/2045 (P)(S)		1,000,000	1,101,636
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.546%, 12/25/2035 (P)		2,000,000	1,598,584
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.326%, 02/25/2037 (P)		11,455,801	9,096,307
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.416%, 02/26/2037 (P)(S)		2,487,462	2,247,345
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.296%, 03/25/2037 (P)		2,039,293	1,559,598
Series 2005-AR5, Class A3,
0.418%, 07/19/2035 (P)		1,472,396	1,436,363
Series 2005-AR8, Class A1A,
0.446%, 02/25/2036 (P)		398,946	308,725
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.649%, 10/28/2035 (P)(S)		372,674	351,844
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.370%, 09/25/2036 (P)		10,227,498	9,393,680
Titan Europe PLC, Series, 2007-3X,
Class A1 0.797%, 10/23/2016 (P)	GBP	3,142,295	5,026,047

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.248%, 06/15/2020 (P)(S)	$2,114,094	$2,096,359
Series 2006-C24, Class A1A,
5.557%, 03/15/2045 (P)	15,203,305	16,497,167
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR19, Class A1A1,
0.436%, 12/25/2045 (P)	1,903,346	1,723,695
Series 2002-AR17, Class 1A,
1.343%, 11/25/2042 (P)	126,478	118,643
Series 2001-7, Class A,
1.345%, 05/25/2041 (P)	48,539	47,358
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034	3,268,313	3,435,683
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034	12,052,912	12,567,512
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.615%, 01/25/2035 (P)	883,365	874,100
Series 2006-AR2, Class 2A1,
2.628%, 03/25/2036 (P)	1,136,220	1,132,971
Series 2006-AR2, Class 2A5,
2.628%, 03/25/2036 (P)	3,542,332	3,412,481
Series 2005-14, Class 1A9,
5.500%, 12/25/2035	9,125	9,083

		195,180,175
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 3335, Class FT,
0.318%, 08/15/2019 (P)	1,394,553	1,392,621
Series 3149, Class LF,
0.468%, 05/15/2036 (P)	799,633	799,649
Series 2637, Class F,
0.568%, 06/15/2018 (P)	60,600	60,828
Series T-63, Class 1A1,
1.349%, 02/25/2045 (P)	113,282	116,171
Federal National Mortgage Association
Series 2007-73, Class A1,
0.226%, 07/25/2037 (P)	913,893	857,620
Series 2005-120, Class NF,
0.266%, 01/25/2021 (P)	1,153,672	1,153,090
Series 2007-30, Class AF,
0.476%, 04/25/2037 (P)	820,364	819,389
Series 2003-W6, Class F,
0.516%, 09/25/2042 (P)	867,491	857,807
Series 2005-75, Class FL,
0.616%, 09/25/2035 (P)	1,900,997	1,902,410
Series 2006-5, Class 3A2,
2.410%, 05/25/2035 (P)	131,014	137,214

		8,096,799

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $201,139,474)		$203,276,974

ASSET BACKED SECURITIES - 0.9%
Access Group, Inc., Series 2008-1,
Class A 1.538%, 10/27/2025 (P)	5,981,828	6,045,140

200

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Bear Stearns Asset
Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.226%, 01/25/2037 (P)		$153,829	$152,474
Series 2007-HE5, Class 1A1,
0.256%, 06/25/2047 (P)		45,430	45,288
BNC Mortgage Loan Trust, Series 2007-2,
Class A2 0.266%, 05/25/2037 (P)		654,092	616,734
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.486%, 10/25/2035 (P)		241,605	240,080
Collegiate Funding Services Education
Loan Trust, Series 2005-B, Class A2
0.348%, 12/28/2021 (P)		938,104	938,176
GSAMP Trust, Series 2007-FM1,
Class A2A 0.236%, 12/25/2036 (P)		293,530	144,729
Hillmark Funding, Series 2006-1A,
Class A1 0.489%, 05/21/2021 (P)(S)		7,100,000	6,933,086
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.226%, 12/25/2036 (P)		439,844	172,725
HSBC Home Equity Loan Trust,
Series 2005-1, Class A
0.458%, 01/20/2034 (P)		1,297,207	1,288,519
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.226%, 03/25/2047 (P)		395,152	375,517
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.726%, 10/25/2034 (P)		58,753	55,983
Penta CLO SA, Series 2007-1X, Class A1
0.551%, 06/04/2024 (P)	EUR	968,307	1,263,244
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.226%, 12/25/2036 (P)		$483,902	164,065
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		1,081,907	1,187,635
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.226%, 01/25/2038 (P)		66,783	66,380
Wood Street CLO BV, Series I, Class A
0.544%, 11/22/2021 (P)	EUR	1,856,776	2,473,533

TOTAL ASSET BACKED SECURITIES (Cost $22,243,056)			$22,163,308

PREFERRED SECURITIES - 1.5%
Financials - 1.5%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)		900,000	24,651,000
Wells Fargo & Company,
Series L, 7.500%		13,070	14,720,088

			39,371,088

TOTAL PREFERRED SECURITIES (Cost $39,503,975)			$39,371,088

SHORT-TERM INVESTMENTS - 23.6%
Certificate of Deposit* - 0.1%
Itau Unibanco Holding SA
1.471%, 10/31/2014		$2,100,000	$2,082,210

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Foreign Government* - 4.4%
Government of Mexico
1.259%, 02/06/2014	MXN	28,500,000	$2,157,781
1.440%, 01/23/2014		9,500,000	720,441
Kingdom of Spain
0.838%, 10/17/2014	EUR	3,100,000	4,183,892
0.916%, 03/14/2014		1,900,000	2,578,394
0.941%, 04/16/2014		6,300,000	8,542,811
1.079%, 05/16/2014		1,300,000	1,761,742
1.081%, 06/20/2014		900,000	1,218,531
1.293%, 09/19/2014		2,500,000	3,376,314
Republic of Italy
0.780%, 02/28/2014		23,500,000	31,899,729
0.832%, 10/14/2014		33,800,000	45,645,016
1.065%, 09/12/2014		8,800,000	11,891,682

			113,976,333
U.S. Government* - 0.2%
U.S. Treasury Bills
0.014%, 12/19/2013 (D)		$3,474,000	3,473,972
0.029%, 01/23/2014 (D)		1,012,000	1,011,978

			4,485,950
U.S. Government Agency* - 4.4%
Federal Home Loan Bank Discount Notes
0.029%, 01/03/2014		53,500,000	53,498,074
0.078%, 12/26/2013		46,658,000	46,657,393
0.069%, 12/27/2013		16,400,000	16,399,770

			116,555,237
Repurchase Agreement - 14.5%
Repurchase Agreement with Bank of
America dated 11/29/2013 at 0.090% -
0.110% to be repurchased at
$40,800,334 on 12/02/2013,
collateralized by $19,256,000
U.S. Treasury Bonds, 3.125% due
11/15/2014 - 2/15/2042 (valued at
$17,167,986, including interest) and
$25,640,000 U.S. Treasury Notes,
1.000% due 08/31/2019 (valued at
$24,762,277, including interest)		40,800,000	40,800,000
Repurchase Agreement with Barclays
Capital dated 11/29/2013 at 0.100% to
be repurchased at $8,200,068 on
12/02/2013, collateralized by
$8,332,000 U.S. Treasury Notes,
0.375% due 06/30/2015 (valued at
$8,365,736, including interest)		$8,200,000	8,200,000
Repurchase Agreement with BNP Paribas
dated 11/29/2013 at 0.070% - 0.120% to
be repurchased at $70,000,508 on
12/02/2013, collateralized by
$20,999,600 Federal National Mortgage
Association, 2.500% - 4.000% due
02/01/2028 - 11/01/2043 (valued at
$21,429,651, including interest),
$11,958,100 Treasury Inflation-Indexed
Bonds, 0.750% due 02/15/2042 (valued
at $10,300,239, including interest) and
$29,735,800 U.S. Treasury Bonds,
6.375% due 08/15/2027 (valued at
$40,954,196, including interest)		70,000,000	70,000,000

201

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with Citigroup
dated 11/29/2013 at 0.100% - 0.110% to
be repurchased at $33,300,287 on
12/02/2013, collateralized by
$34,845,000 U.S. Treasury Notes,
1.000% due 05/31/2018 - 08/31/2019
(valued at $34,008,214,
including interest)	$33,300,000	$33,300,000
Repurchase Agreement with Credit Suisse
dated 11/29/2013 at 0.110% to be
repurchased at $64,700,593 on
12/02/2013, collateralized by
$66,092,000 U.S. Treasury Notes,
0.250% due 09/15/2015 (valued at
$66,126,233, including interest)	64,700,000	64,700,000
Repurchase Agreement with Deutsche
Bank dated 11/29/2013 at 0.100% to be
repurchased at $33,000,275 on
12/02/2013, collateralized by
$33,430,000 U.S. Treasury Notes,
0.375% -1.000% due 03/15/2015
-10/31/2016 (valued at $33,682,365,
including interest).	$33,000,000	33,000,000
Repurchase Agreement with Goldman
Sachs Group, Inc. dated 11/29/2013 at
0.100% to be repurchased at $4,100,034
on 12/02/2013, collateralized by
$4,590,000 Federal Home Loan
Mortgage Corp., 3.500% due
09/01/2042 (valued at $4,625,086,
including interest)	4,100,000	4,100,000
Repurchase Agreement with JPMorgan
Chase & Company dated 11/29/2013 at
0.080% - 0.110% to be repurchased at
$35,900,290 on 12/02/2013,
collateralized by $2,045,000 Federal
Farm Credit Bank, 0.190% due
02/13/2015 (valued at $2,044,331,
including interest), $12,500,000
Treasury Inflation-Indexed Notes,
2.000% due 07/15/2014 (valued at
$15,966,805, including interest) and
$17,871,100 U.S. Treasury Notes,
2.125% due 12/31/2015 (valued at
$18,709,293, including interest)	35,900,000	35,900,000
Repurchase Agreement with Morgan
Stanley dated 11/29/2013 at 0.110% to
be repurchased at $11,100,102 on
12/02/2013, collateralized by
$11,392,500 U.S. Treasury Notes,
2.125% due 08/31/2020 (valued at
$12,090,628, including interest)	11,100,000	11,100,000
Repurchase Agreement with Royal Bank
of Scotland dated 11/08/2013 -
11/25/2013 at 0.070% - 0.090% to be
repurchased at $56,305,754 on
12/04/2013 - 01/24/2014, collateralized
by $55,103,000 U.S. Treasury Notes,
2.125% - 4.250% due 08/15/2014 -
12/31/2015 (valued at $57,462,991,
including interest)	56,300,000	56,300,000

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with TD Securities
dated 11/29/2013 at 0.100% to be
repurchased at $22,700,189 on
12/02/2013, collateralized by
$22,555,000 U.S. Treasury Notes,
1.500% due 06/30/2016 (valued at
$23,329,102, including interest)	$22,700,000	$22,700,000

		380,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $616,465,423)		$617,199,730

Total Investments (Total Return Fund)
(Cost $3,532,836,254) - 135.5%		$3,537,046,778
Other assets and liabilities, net - (35.5%)		(927,053,587)

TOTAL NET ASSETS - 100.0%		$2,609,993,191

SALE COMMITMENTS OUTSTANDING - (0.9)%
U.S. Government Agency - (0.9)%
Federal National Mortgage Association
4.500%, TBA (C)	(16,000,000)	(17,078,750)
6.000%, TBA (C)	(5,000,000)	(5,512,500)

		(22,591,250)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(22,568,438))		$(22,591,250)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 84.4%
Consumer Discretionary - 22.4%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	$4,680,000	$5,042,700
American Greetings Corp.
7.375%, 12/01/2021	575,000	577,875
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	6,540,000	6,867,000
CCO Holdings LLC
8.125%, 04/30/2020	745,000	813,913
Cinemark USA, Inc.
4.875%, 06/01/2023	1,025,000	960,938
5.125%, 12/15/2022	850,000	819,188
7.375%, 06/15/2021	1,975,000	2,157,688
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,105,000	2,941,988
CSC Holdings LLC
7.875%, 02/15/2018	3,350,000	3,860,875
CSC Holdings, Inc.
7.625%, 07/15/2018	2,585,000	2,979,213
CVR Refining LLC
6.500%, 11/01/2022	2,050,000	2,029,500
DineEquity, Inc.
9.500%, 10/30/2018	5,202,000	5,774,220
DISH DBS Corp.
4.250%, 04/01/2018	875,000	890,313
5.125%, 05/01/2020	425,000	428,188
5.875%, 07/15/2022	950,000	961,875
6.625%, 10/01/2014	800,000	834,000
6.750%, 06/01/2021	190,000	204,725
7.125%, 02/01/2016	2,130,000	2,353,650

202

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DISH DBS Corp. (continued)
7.750%, 05/31/2015	$2,750,000	$3,000,938
7.875%, 09/01/2019	1,000,000	1,157,500
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)	2,300,000	2,443,726
General Motors Financial Company, Inc.
4.750%, 08/15/2017 (S)	310,000	328,600
6.750%, 06/01/2018	1,975,000	2,236,688
Gray Television, Inc.
7.500%, 10/01/2020	6,225,000	6,551,813
7.500%, 10/01/2020 (S)	275,000	289,438
Greektown Superholdings, Inc.
13.000%, 07/01/2015	9,200,000	9,453,000
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (S)	265,000	270,300
Interactive Data Corp.
10.250%, 08/01/2018	3,595,000	3,945,513
L Brands, Inc.
5.625%, 02/15/2022	650,000	669,500
6.625%, 04/01/2021	625,000	688,281
Lamar Media Corp.
5.000%, 05/01/2023	1,060,000	1,012,300
5.875%, 02/01/2022	1,400,000	1,443,750
7.875%, 04/15/2018	570,000	606,338
9.750%, 04/01/2014	1,590,000	1,638,177
LIN Television Corp.
6.375%, 01/15/2021	350,000	359,188
8.375%, 04/15/2018	2,650,000	2,822,250
Live Nation Entertainment, Inc.
7.000%, 09/01/2020 (S)	255,000	275,400
LKQ Corp.
4.750%, 05/15/2023 (S)	3,485,000	3,275,900
Local TV Finance LLC
9.250%, 06/15/2015 (S)	4,275,491	4,318,246
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)	2,625,000	2,710,313
National CineMedia LLC
6.000%, 04/15/2022	2,370,000	2,452,950
7.875%, 07/15/2021	750,000	825,000
Neiman Marcus Group, Ltd., Inc.
8.000%, 10/15/2021 (S)	260,000	267,150
Nexstar Broadcasting, Inc.
6.875%, 11/15/2020	2,525,000	2,670,188
Nielsen Finance LLC
4.500%, 10/01/2020	1,180,000	1,147,550
7.750%, 10/15/2018	10,195,000	11,087,063
Penske Automotive Group, Inc.
5.750%, 10/01/2022	2,827,000	2,855,270
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021	5,280,000	5,728,800
Regal Cinemas Corp.
8.625%, 07/15/2019	4,550,000	4,891,250
Regal Entertainment Group
5.750%, 06/15/2023	1,065,000	1,047,694
Rent-A-Center, Inc.
4.750%, 05/01/2021	260,000	243,750
6.625%, 11/15/2020	1,815,000	1,919,363
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (L)	2,485,000	2,335,900
Service Corp. International
4.500%, 11/15/2020	325,000	314,031
5.375%, 01/15/2022 (S)	120,000	121,200
6.750%, 04/01/2016	1,979,000	2,152,163

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Service Corp. International (continued)
7.000%, 06/15/2017 to 05/15/2019	$4,755,000	$5,252,175
7.625%, 10/01/2018	1,520,000	1,751,800
8.000%, 11/15/2021	2,340,000	2,682,225
Sonic Automotive, Inc.
5.000%, 05/15/2023	240,000	223,200
Sotheby’s
5.250%, 10/01/2022 (S)	2,750,000	2,612,500
Speedway Motorsports, Inc.
6.750%, 02/01/2019	3,588,000	3,812,250
Tempur Sealy International, Inc.
6.875%, 12/15/2020	250,000	270,000
The William Carter Company
5.250%, 08/15/2021 (S)	280,000	284,900
Toys R Us Property Company II LLC
8.500%, 12/01/2017	1,610,000	1,668,363
Videotron, Ltd.
5.000%, 07/15/2022	2,110,000	2,067,800
6.375%, 12/15/2015	1,195,000	1,196,494
9.125%, 04/15/2018	85,000	89,569
Wolverine World Wide, Inc.
6.125%, 10/15/2020	210,000	224,175

		152,189,781
Consumer Staples - 0.6%
B&G Foods, Inc.
4.625%, 06/01/2021	1,100,000	1,050,500
Constellation Brands, Inc.
3.750%, 05/01/2021	50,000	47,125
4.250%, 05/01/2023	50,000	47,000
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)	1,880,000	1,809,500
Post Holdings, Inc.
6.750%, 12/01/2021 (S)	285,000	290,700
7.375%, 02/15/2022 (S)	575,000	609,500

		3,854,325
Energy - 15.3%
Bristow Group, Inc.
6.250%, 10/15/2022	3,450,000	3,648,375
Crestwood Midstream Partners LP
6.125%, 03/01/2022 (S)	365,000	373,213
Denbury Resources, Inc.
4.625%, 07/15/2023	800,000	722,000
6.375%, 08/15/2021	150,000	160,125
8.250%, 02/15/2020	5,039,000	5,561,796
Dresser-Rand Group, Inc.
6.500%, 05/01/2021	1,735,000	1,839,100
El Paso Corp.
6.500%, 09/15/2020	440,000	474,993
6.950%, 06/01/2028	1,325,000	1,210,509
7.000%, 06/15/2017	5,022,000	5,682,524
7.800%, 08/01/2031	1,425,000	1,457,021
8.050%, 10/15/2030	700,000	718,432
8.250%, 02/15/2016	400,000	439,390
El Paso LLC
7.250%, 06/01/2018	2,600,000	2,956,582
Energy Future Intermediate Holding
Company LLC
6.875%, 08/15/2017 (L)(S)	625,000	640,625
Energy Transfer Equity LP
7.500%, 10/15/2020	5,640,000	6,429,600
Era Group, Inc.
7.750%, 12/15/2022	3,235,000	3,315,875

203

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Exterran Partners LP
6.000%, 04/01/2021 (S)	$2,900,000	$2,885,500
Forum Energy Technologies, Inc.
6.250%, 10/01/2021 (S)	250,000	260,625
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	5,665,000	5,749,975
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	3,310,000	3,260,350
5.875%, 04/01/2020	670,000	690,100
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (S)	490,000	499,800
NGPL PipeCo LLC
7.768%, 12/15/2037 (S)	6,123,000	5,357,625
Northern Tier Energy LLC
7.125%, 11/15/2020	2,440,000	2,519,300
Oil States International, Inc.
6.500%, 06/01/2019	4,320,000	4,595,400
PHI, Inc.
8.625%, 10/15/2018	5,460,000	5,869,500
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	4,555,000	4,190,600
6.000%, 01/15/2019 (S)	470,000	446,500
6.875%, 04/15/2040 (S)	6,850,000	5,754,000
7.500%, 07/15/2038 (S)	3,200,000	2,816,000
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023 (S)	2,100,000	2,030,751
6.250%, 03/15/2022 (S)	2,100,000	2,094,750
Sabine Pass LNG LP
6.500%, 11/01/2020	1,380,000	1,428,300
7.500%, 11/30/2016	11,125,000	12,571,250
7.500%, 11/30/2016 (S)	1,563,000	1,711,485
SemGroup LP
7.500%, 06/15/2021 (S)	2,655,000	2,787,750
Teekay Corp.
8.500%, 01/15/2020	475,000	513,000

		103,662,721
Financials - 14.5%
Ally Financial, Inc.
5.500%, 02/15/2017	1,965,000	2,125,949
7.500%, 09/15/2020	1,550,000	1,817,375
8.000%, 03/15/2020 to 11/01/2031	3,460,000	4,144,500
8.300%, 02/12/2015	1,000,000	1,080,000
Aviation Capital Group Corp.
4.625%, 01/31/2018 (S)	195,000	199,635
6.750%, 04/06/2021 (S)	1,643,000	1,778,884
7.125%, 10/15/2020 (S)	885,000	988,590
Aviv Healthcare Properties LP
7.750%, 02/15/2019	2,400,000	2,580,000
CIT Group, Inc.
4.250%, 08/15/2017	3,375,000	3,530,250
5.000%, 05/15/2017	1,434,000	1,530,795
5.250%, 03/15/2018	600,000	646,500
5.375%, 05/15/2020	100,000	106,750
5.500%, 02/15/2019 (S)	1,425,000	1,535,438
Corrections Corp. of America
4.125%, 04/01/2020	2,715,000	2,653,913
4.625%, 05/01/2023	1,715,000	1,616,388
Crestwood Midstream LP
6.000%, 12/15/2020 (S)	945,000	967,444
Denali Borrower LLC
5.625%, 10/15/2020 (S)	5,465,000	5,383,025
DuPont Fabros Technology LP
5.875%, 09/15/2021 (S)	8,170,000	8,415,100

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	$2,000,000	$2,030,000
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)	790,000	821,600
Hockey Merger Sub 2, Inc.
7.875%, 10/01/2021 (S)	7,005,000	7,241,419
MPH Intermediate Holding Company 2, PIK
8.375%, 08/01/2018 (S)	450,000	465,750
MPT Operating Partnership LP
6.375%, 02/15/2022	925,000	952,750
6.875%, 05/01/2021	2,325,000	2,493,563
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)	650,000	682,500
5.875%, 03/15/2022 (S)	825,000	845,625
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022	2,950,000	3,208,125
Onex USI Acquisition Corp.
7.750%, 01/15/2021 (S)	3,685,000	3,767,913
Pinnacle Foods Finance LLC
4.875%, 05/01/2021 (S)	1,050,000	1,002,750
Sabra Health Care LP
5.375%, 06/01/2023	1,100,000	1,072,500
8.125%, 11/01/2018	1,732,000	1,874,890
SLM Corp.
7.250%, 01/25/2022	1,170,000	1,240,200
8.000%, 03/25/2020	5,540,000	6,287,900
8.450%, 06/15/2018	3,140,000	3,658,100
Sophia Holding Finance LP, PIK
9.625%, 12/01/2018 (S)	130,000	130,975
Springleaf Finance Corp.
5.750%, 09/15/2016	1,650,000	1,743,852
6.000%, 06/01/2020 (S)	5,825,000	5,737,625
6.500%, 09/15/2017	1,200,000	1,276,500
7.750%, 10/01/2021 (S)	1,200,000	1,275,000
The Geo Group, Inc.
5.125%, 04/01/2023	2,225,000	2,074,813
5.875%, 01/15/2022 (S)	3,355,000	3,355,000
6.625%, 02/15/2021	2,890,000	3,063,400
The Nielsen Company Luxembourg SARL
5.500%, 10/01/2021 (S)	480,000	490,800
Watco Companies LLC
6.375%, 04/01/2023 (S)	440,000	438,900

		98,332,986
Health Care - 5.7%
Aviv Healthcare Properties LP
6.000%, 10/15/2021 (S)	650,000	666,250
Capella Healthcare, Inc.
9.250%, 07/01/2017	1,105,000	1,185,113
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,414,438
DaVita, Inc.
5.750%, 08/15/2022	1,200,000	1,224,000
6.625%, 11/01/2020	2,800,000	2,996,000
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	735,000	793,800
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	1,350,000	1,441,125
6.500%, 09/15/2018 (S)	1,605,000	1,815,656
HCA, Inc.
5.875%, 03/15/2022	125,000	129,688
7.500%, 11/15/2095	1,000,000	890,000
Health Management Associates, Inc.
6.125%, 04/15/2016	2,875,000	3,184,063

204

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
HealthSouth Corp.
5.750%, 11/01/2024	$485,000	$481,363
7.250%, 10/01/2018	486,000	521,235
8.125%, 02/15/2020	1,065,000	1,171,500
Hologic, Inc.
6.250%, 08/01/2020	3,115,000	3,286,325
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (S)	1,405,000	1,412,025
MultiPlan, Inc.
9.875%, 09/01/2018 (S)	3,025,000	3,342,625
Pinnacle Merger Sub, Inc.
9.500%, 10/01/2023 (S)	620,000	661,850
Select Medical Corp.
6.375%, 06/01/2021	1,205,000	1,156,800
Tenet Healthcare Corp.
4.750%, 06/01/2020	1,400,000	1,372,000
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)	4,450,000	4,650,250
6.250%, 11/01/2018	775,000	848,625
8.125%, 04/01/2022	305,000	330,925
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)	105,000	105,525
6.750%, 08/15/2018 (S)	1,925,000	2,119,906
7.500%, 07/15/2021 (S)	1,510,000	1,661,000

		38,862,087
Industrials - 4.7%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	1,515,000	1,628,625
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	580,000	587,250
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	4,145,000	4,435,150
Ceridian HCM Holding, Inc.
11.000%, 03/15/2021 (S)	55,000	63,525
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	350,000	382,375
Columbus McKinnon Corp.
7.875%, 02/01/2019	1,090,000	1,166,300
Covanta Holding Corp.
6.375%, 10/01/2022	837,000	862,259
7.250%, 12/01/2020	180,000	196,587
Florida East Coast Railway Corp.
8.125%, 02/01/2017	1,120,000	1,171,800
H&E Equipment Services, Inc.
7.000%, 09/01/2022	3,388,000	3,701,390
Interface, Inc.
7.625%, 12/01/2018	202,000	216,645
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	2,975,000	3,439,844
Iron Mountain, Inc.
5.750%, 08/15/2024	350,000	327,250
6.000%, 08/15/2023	4,260,000	4,345,200
The ADT Corp.
6.250%, 10/15/2021 (S)	755,000	788,031
TransDigm, Inc.
5.500%, 10/15/2020	1,095,000	1,081,313
7.750%, 12/15/2018	1,610,000	1,730,750
United Rentals North America, Inc.
5.750%, 07/15/2018	5,520,000	5,927,100

		32,051,394

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 3.7%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	$815,000	$846,581
6.125%, 09/15/2023 (S)	210,000	219,975
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	1,750,000	1,828,750
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	790,000	837,400
CDW LLC
12.535%, 10/12/2017	147,000	153,983
Equinix, Inc.
4.875%, 04/01/2020	220,000	219,450
7.000%, 07/15/2021	75,000	82,125
First Data Corp.
6.750%, 11/01/2020 (S)	1,450,000	1,518,875
7.375%, 06/15/2019 (S)	300,000	321,000
11.250%, 03/31/2016 (L)	1,964,000	1,991,005
11.750%, 08/15/2021 (S)	2,645,000	2,744,188
Healthcare Technology Intermediate, Inc., PIK
7.375%, 09/01/2018 (S)	620,000	637,050
NCR Corp.
4.625%, 02/15/2021	475,000	460,750
5.000%, 07/15/2022	3,435,000	3,340,538
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)	720,000	678,600
Seagate HDD Cayman
4.750%, 06/01/2023 (S)	2,500,000	2,375,000
6.875%, 05/01/2020	425,000	462,188
7.000%, 11/01/2021	1,350,000	1,495,125
SunGard Data Systems, Inc.
6.625%, 11/01/2019	1,675,000	1,748,281
7.375%, 11/15/2018	2,080,000	2,202,200
7.625%, 11/15/2020	325,000	353,438
VeriSign, Inc.
4.625%, 05/01/2023	675,000	646,313

		25,162,815
Materials - 2.9%
Ball Corp.
4.000%, 11/15/2023	830,000	744,925
5.000%, 03/15/2022	425,000	419,688
6.750%, 09/15/2020	510,000	554,625
7.375%, 09/01/2019	10,000	10,800
Celanese US Holdings LLC
5.875%, 06/15/2021	345,000	368,288
6.625%, 10/15/2018	1,625,000	1,744,844
Chemtura Corp.
5.750%, 07/15/2021	725,000	734,063
Crown Americas LLC
4.500%, 01/15/2023	775,000	718,813
6.250%, 02/01/2021	1,597,000	1,724,760
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,150,000
Novelis, Inc.
8.375%, 12/15/2017	700,000	747,250
8.750%, 12/15/2020	3,150,000	3,528,000
Owens-Illinois, Inc.
7.800%, 05/15/2018	450,000	522,000
Sealed Air Corp.
6.875%, 07/15/2033 (S)	1,290,000	1,212,600
8.375%, 09/15/2021 (S)	1,810,000	2,072,450
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,400,000	2,388,000

205

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Silgan Holdings, Inc. (continued)
5.500%, 02/01/2022 (S)	$1,450,000	$1,439,125

		20,080,231
Telecommunication Services - 11.8%
Cricket Communications, Inc.
7.750%, 10/15/2020	475,000	544,469
Crown Castle International Corp.
5.250%, 01/15/2023	3,039,000	3,001,013
7.125%, 11/01/2019	2,000,000	2,165,800
CyrusOne LP
6.375%, 11/15/2022	350,000	358,750
GCI, Inc.
6.750%, 06/01/2021	2,945,000	2,827,200
8.625%, 11/15/2019	5,650,000	6,003,125
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)	3,675,000	3,518,813
7.250%, 04/01/2019 to 10/15/2020	8,200,000	8,880,313
7.500%, 04/01/2021	1,050,000	1,153,688
8.500%, 11/01/2019	200,000	219,250
Intelsat Luxembourg SA
7.750%, 06/01/2021 (S)	1,490,000	1,560,775
8.125%, 06/01/2023 (S)	665,000	701,575
Level 3 Financing, Inc.
6.125%, 01/15/2021 (S)	655,000	664,825
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)	210,000	218,400
6.625%, 11/15/2020	3,245,000	3,435,644
6.625%, 04/01/2023 (S)	660,000	679,800
7.875%, 09/01/2018	3,275,000	3,528,813
SBA Communications Corp.
5.625%, 10/01/2019	190,000	195,225
SBA Telecommunications, Inc.
5.750%, 07/15/2020	2,401,000	2,503,043
8.250%, 08/15/2019	133,000	143,640
Sprint Capital Corp.
6.875%, 11/15/2028	6,965,000	6,616,750
6.900%, 05/01/2019	2,410,000	2,614,850
8.750%, 03/15/2032	4,990,000	5,364,250
Sprint Communications, Inc.
7.000%, 08/15/2020	3,080,000	3,311,000
9.000%, 11/15/2018 (S)	450,000	544,500
Sprint Corp.
7.250%, 09/15/2021 (S)	250,000	270,625
7.875%, 09/15/2023 (S)	250,000	273,750
Syniverse Holdings, Inc.
9.125%, 01/15/2019	5,944,000	6,493,820
T-Mobile USA, Inc.
5.250%, 09/01/2018 (L)(S)	455,000	474,338
6.125%, 01/15/2022	105,000	106,969
6.464%, 04/28/2019	205,000	218,325
6.500%, 01/15/2024	95,000	96,188
6.542%, 04/28/2020	205,000	217,300
6.633%, 04/28/2021	800,000	838,000
6.731%, 04/28/2022	1,520,000	1,584,600
6.836%, 04/28/2023	625,000	650,000
Telesat Canada
6.000%, 05/15/2017 (S)	1,100,000	1,146,750
tw telecom holdings, inc.
5.375%, 10/01/2022	6,285,000	6,261,431
5.375%, 10/01/2022 (S)	765,000	762,131

		80,149,738

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 2.8%
AmeriGas Finance LLC
6.750%, 05/20/2020	$3,070,000	$3,346,300
7.000%, 05/20/2022	1,110,000	1,201,575
AmeriGas Partners LP
6.500%, 05/20/2021	55,000	58,300
Calpine Corp.
5.875%, 01/15/2024 (S)	420,000	417,900
DPL, Inc.
6.500%, 10/15/2016	1,175,000	1,269,000
IPALCO Enterprises, Inc.
5.000%, 05/01/2018	100,000	105,250
7.250%, 04/01/2016 (S)	4,420,000	4,873,050
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,700,000	2,875,500
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	2,977,000	3,195,256
7.500%, 10/01/2018	1,767,000	1,897,316

		19,239,447

TOTAL CORPORATE BONDS (Cost $555,739,543)		$573,585,525

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
Emigrant Capital Trust I
2.675%, 12/10/2033 (P)(S)	2,450,000	1,739,500

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,005,616)		$1,739,500

TERM LOANS (M) - 12.6%
Consumer Discretionary - 3.6%
Advantage Sales & Marketing LLC
8.250%, 06/18/2018	570,714	576,421
Alliance Laundry Systems LLC
9.500%, 12/10/2019	1,799,288	1,815,031
Allison Transmission, Inc.
3.170%, 08/07/2017	1,084,980	1,087,693
CCM Merger, Inc.
5.000%, 03/01/2017	3,050,240	3,066,446
Centaur Acquisition LLC
8.750%, 02/15/2020	2,355,000	2,384,438
Federal-Mogul Corp.
2.108%, 12/29/2014	1,816,655	1,793,947
2.108%, 12/28/2015	2,345,319	2,316,002
FOCUS Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,417,500
Learfield Communications, Inc.
8.750%, 10/08/2021	125,000	127,500
Local TV Finance LLC
6.250%, 05/07/2015	4,790,014	4,793,008
Mission Broadcasting, Inc.
4.500%, 12/03/2019	617,989	618,761
Nexstar Broadcasting, Inc.
4.500%, 12/03/2019	1,461,781	1,463,608
TWCC Holding Corp.
7.000%, 06/26/2020	250,000	255,938
WASH Multifamily Laundry Systems LLC
4.503%, 02/21/2019	2,631,775	2,635,065

		24,351,358
Consumer Staples - 0.1%
Dunkin’ Brands, Inc.
3.750%, 02/14/2020	963,106	964,845

206

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Energy - 0.8%
Philadelphia Energy Solutions Refining and
Marketing LLC
6.250%, 04/04/2018	$3,582,000	$3,205,890
Tallgrass Operations LLC
5.250%, 11/13/2018	2,140,162	2,147,652

		5,353,542
Financials - 1.2%
Capital Automotive LP
4.000%, 04/10/2019	2,659,677	2,670,760
6.000%, 04/30/2020	1,850,000	1,900,875
CBAC Borrower LLC
8.250%, 07/02/2020	1,525,000	1,574,563
Sedgwick Claims Management Services, Inc.
8.000%, 12/12/2018	1,125,000	1,141,875
Springleaf Financial Funding Company
4.750%, 09/25/2019	590,000	595,900

		7,883,973
Health Care - 0.1%
Vertafore, Inc.,
TBD 10/29/2017 (T)	660,000	670,560
Industrials - 1.4%
Four Seasons Holdings, Inc.
6.250%, 12/28/2020	800,000	819,000
HHI Holdings LLC
5.000%, 10/05/2018	2,397,310	2,414,691
KAR Auction Services, Inc.
3.750%, 05/19/2017	4,055,209	4,073,794
Spin Holdco, Inc.
4.250%, 11/08/2019	1,410,000	1,412,468
4.250%, 11/14/2019	715,000	715,450
Total Safety US, Inc.
9.250%, 09/11/2020	369,075	372,766

		9,808,169
Information Technology - 1.8%
Applied Systems, Inc.
8.250%, 06/08/2017	520,000	523,900
Dell International LLC
4.500%, 04/29/2020	9,325,000	9,227,488
First Data Corp.
4.166%, 09/24/2018	2,675,052	2,680,485

		12,431,873
Materials - 0.2%
Chemtura Corp.
3.500%, 08/27/2016	1,191,396	1,195,864
Telecommunication Services - 0.8%
Cricket Communications, Inc.
4.750%, 03/09/2020	598,500	600,370
Crown Castle Operating Company
3.250%, 01/31/2019	196,513	196,200
Level 3 Financing, Inc.
4.000%, 01/15/2020	4,050,000	4,076,580
LTS Buyer LLC
8.000%, 04/12/2021	65,000	65,244
nTelos, Inc.
5.750%, 11/08/2019	814,636	817,691

		5,756,085

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Utilities - 2.6%
Texas Competitive Electric Holdings
Company LLC
3.730%, 10/10/2014	$24,304,267	$17,426,159

TOTAL TERM LOANS (Cost $90,382,716)		$85,842,428

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$7,500

TOTAL COMMON STOCKS (Cost $750,000)		$7,500

PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$5,080
Tropicana Las Vegas Resort & Casino LLC (I)	840	3,360

		8,440
Financials - 0.2%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	58,084	1,558,975

TOTAL PREFERRED SECURITIES (Cost $1,688,917)		$1,567,415

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral
Investment Trust, 0.1849% (W)(Y)	452,034	$4,524,001

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,524,094)		$4,524,001

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
State Street Institutional Liquid Reserves
Fund, 0.0719% (Y)	4,566,799	4,566,799

TOTAL SHORT-TERM INVESTMENTS (Cost $4,566,799)		$4,566,799

Total Investments (U.S. High Yield Bond Fund)
(Cost $658,657,685) - 98.9%		$671,833,168
Other assets and liabilities, net - 1.1%		7,529,344

TOTAL NET ASSETS - 100.0%		$679,362,512

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.4%
Consumer Discretionary - 13.5%
Auto Components - 2.9%
Johnson Controls, Inc.	229,662	$11,600,228
Household Durables - 2.7%
Newell Rubbermaid, Inc.	346,160	10,505,956
Multiline Retail - 1.8%
Family Dollar Stores, Inc.	103,274	7,205,427
Specialty Retail - 6.1%
Advance Auto Parts, Inc.	74,500	7,525,245
Ascena Retail Group, Inc. (I)	366,741	7,811,583

207

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Express, Inc. (I)	349,696	$8,606,019

		23,942,847

		53,254,458
Consumer Staples - 4.3%
Food Products - 3.5%
ConAgra Foods, Inc.	414,736	13,682,141
Personal Products - 0.8%
Avon Products, Inc.	179,419	3,199,041

		16,881,182
Energy - 6.7%
Energy Equipment & Services - 2.2%
Noble Corp. PLC	226,562	8,636,543
Oil, Gas & Consumable Fuels - 4.5%
Newfield Exploration Company (I)	259,187	7,283,155
The Williams Companies, Inc.	298,840	10,525,145

		17,808,300

		26,444,843
Financials - 22.3%
Capital Markets - 4.3%
Northern Trust Corp.	148,147	8,739,192
Stifel Financial Corp. (I)	189,236	8,472,096

		17,211,288
Commercial Banks - 7.5%
BB&T Corp.	256,921	8,925,436
Comerica, Inc.	223,532	10,137,176
Texas Capital Bancshares, Inc. (I)	26,750	1,502,548
Wintrust Financial Corp.	197,589	8,962,637

		29,527,797
Insurance - 7.8%
ACE, Ltd.	116,507	11,974,589
Marsh & McLennan Companies, Inc.	246,394	11,691,395
Willis Group Holdings PLC	155,523	6,964,320

		30,630,304
Real Estate Management & Development - 2.7%
Forest City Enterprises, Inc., Class A (I)	552,299	10,769,831

		88,139,220
Health Care - 9.2%
Health Care Equipment & Supplies - 1.8%
CareFusion Corp. (I)	176,204	7,021,729
Health Care Providers & Services - 5.9%
Brookdale Senior Living, Inc. (I)	259,563	7,568,857
HealthSouth Corp.	261,209	9,348,670
Universal Health Services, Inc., Class B	78,774	6,493,341

		23,410,868
Life Sciences Tools & Services - 1.5%
PerkinElmer, Inc.	150,093	5,709,538

		36,142,135
Industrials - 16.6%
Aerospace & Defense - 1.4%
Textron, Inc.	163,927	5,447,294
Construction & Engineering - 2.2%
Foster Wheeler AG (I)	281,803	8,547,085

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 2.2%
The Babcock & Wilcox Company	265,502	$8,620,850
Machinery - 5.8%
Ingersoll-Rand PLC	156,836	11,201,227
Snap-on, Inc.	111,073	11,790,399

		22,991,626
Professional Services - 2.1%
Robert Half International, Inc.	211,886	8,185,156
Road & Rail - 2.9%
Swift Transportation Company (I)	175,814	4,070,094
Werner Enterprises, Inc.	311,192	7,490,391

		11,560,485

		65,352,496
Information Technology - 5.2%
Computers & Peripherals - 1.4%
Diebold, Inc.	165,238	5,639,573
Electronic Equipment, Instruments & Components - 1.6%
Flextronics International, Ltd. (I)	805,974	6,109,283
IT Services - 0.2%
Teradata Corp. (I)	18,465	842,743
Software - 2.0%
Cadence Design Systems, Inc. (I)	605,551	8,023,551

		20,615,150
Materials - 6.9%
Chemicals - 2.9%
W.R. Grace & Company (I)	118,341	11,364,286
Containers & Packaging - 4.0%
Sealed Air Corp.	251,311	8,069,596
Sonoco Products Company	190,622	7,636,317

		15,705,913

		27,070,199
Telecommunication Services - 2.4%
Diversified Telecommunication Services - 2.4%
tw telecom, Inc. (I)	337,659	9,562,503
Utilities - 5.3%
Electric Utilities - 1.8%
Edison International	157,454	7,275,949
Gas Utilities - 1.2%
ONEOK, Inc.	78,261	4,544,616
Multi-Utilities - 2.3%
CenterPoint Energy, Inc.	393,475	9,219,119

		21,039,684

TOTAL COMMON STOCKS (Cost $292,407,141)		$364,501,870

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%
State Street Institutional Liquid Reserves
Fund, 0.0719% (Y)	26,717,939	26,717,939

TOTAL SHORT-TERM INVESTMENTS (Cost $26,717,939)		$26,717,939

Total Investments (Value Fund) (Cost $319,125,080) - 99.2%		$391,219,809
Other assets and liabilities, net - 0.8%		3,181,403

TOTAL NET ASSETS - 100.0%		$394,401,212

208

John Hancock Funds II

Portfolio of Investments — November 30, 2013 (Unaudited) (showing percentage of total net assets)

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CNY	- Chinese Yuan Renminbi
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli New Shekels
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
THB	- Thai Baht
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CDOR	- Canadian Dealer Offered Rate
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipts
GO	- General Obligation
IO	- Interest-Only Security (Interest Tranche of Stripped Mortgage Pool).
Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid-in-kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security). Rate
shown is the annualized yield at the end of the period.
TBA	- To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	- To Be Determined
USGG	- U.S. Generic Government Yield Index
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of November 30, 2013.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.

(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of
November 30, 2013.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

209

Certain funds had the following country concentration as a percentage of total net assets on 11-30-13:

Alpha Opportunities Fund
United States	81.4%
United Kingdom	3.6%
Canada	3.0%
Japan	2.2%
Switzerland	1.5%
France	1.4%
Ireland	0.8%
Netherlands	0.8%
China	0.7%
Belgium	0.7%
Other Countries	3.9%

Total	100.0%

High Yield Fund
United States	74.6%
Luxembourg	6.2%
United Kingdom	2.9%
Netherlands	2.1%
Ireland	1.9%
Australia	1.7%
Germany	1.4%
France	1.3%
Canada	1.3%
Brazil	0.8%
Other Countries	5.8%

Total	100.0%

Mutual Shares Fund
United States	74.4%
United Kingdom	11.4%
Switzerland	2.3%
Netherlands	1.8%
Israel	1.6%
South Korea	1.4%
France	1.3%
Denmark	1.3%
Germany	1.2%
Canada	0.7%
Other Countries	2.6%

Total	100.0%

Science & Technology Fund
United States	79.1%
China	6.5%
Taiwan	2.7%
Israel	2.0%
Japan	1.7%
France	1.5%

210

Ireland	1.5%
Singapore	1.5%
Netherlands	1.4%
United Kingdom	0.8%
Other Countries	1.3%

Total	100.0%

Spectrum Income Fund
United States	69.7%
United Kingdom	3.2%
Luxembourg	2.3%
Mexico	1.8%
Japan	1.8%
Brazil	1.7%
Germany	1.6%
Netherlands	1.5%
Canada	1.3%
Italy	1.1%
Other Countries	14.0%

Total	100.0%

Strategic Equity Allocation Fund
United States	71.2%
Japan	4.8%
United Kingdom	4.5%
Germany	2.6%
Switzerland	2.5%
France	2.1%
China	1.2%
South Korea	1.0%
Hong Kong	1.0%
Australia	0.9%
Other Countries	8.2%

Total	100.0%

Total Return Fund
United States	87.9%
Italy	4.0%
United Kingdom	1.5%
Spain	1.3%
Cayman Islands	1.1%
Canada	1.1%
Virgin Islands	0.5%
Mexico	0.5%
United Arab Emirates	0.4%
France	0.4%
Other Countries	1.3%

Total	100.0%

211

A fund had the following industry distribution as a percentage of total net assets on 11-30-13:

Global Real Estate Fund
Retail REITs	23.7%
Real Estate Management & Development	16.6%
Specialized REITs	12.3%
Diversified REITs	11.5%
Office REITs	11.4%
Residential REITs	8.5%
Real Estate Operating Companies	8.4%
Industrial REITs	4.4%
Real Estate Development	1.6%
Short-Term Investments & Other	1.6%

Total	100.0%

Certain funds had the following sector distribution as a percentage of total net assets on 11-30-13:

Asia Pacific Total Return Bond Fund
Financials	41.0%
Foreign Government Obligations	34.9%
Energy	5.4%
Consumer Discretionary	3.8%
Utilities	3.2%
Industrials	2.9%
Consumer Staples	2.7%
Materials	2.1%
Telecommunication Services	1.6%
Other	2.4%

Total	100.0%

Fundamental Global Franchise Fund
Consumer Staples	44.5%
Information Technology	24.6%
Consumer Discretionary	18.1%
Health Care	5.6%
Industrials	4.3%
Other	2.9%

Total	100.0%

Global Bond Fund
Foreign Government Obligations	44.4%
Financials	21.9%
Collateralized Mortgage Obligations	15.4%
U.S. Government	7.3%
U.S. Government Agency	3.7%
Asset Backed Securities	1.2%
Consumer Discretionary	1.0%
Telecommunication Services	0.7%
Industrials	0.6%
Consumer Staples	0.6%
Information Technology	0.4%

212

Materials	0.4%
Purchased Options	0.2%
Short-Term Investments & Other	2.2%

Total	100.0%

Global Equity Fund
Consumer Discretionary	18.9%
Health Care	15.2%
Financials	15.0%
Consumer Staples	12.8%
Industrials	12.5%
Information Technology	9.8%
Energy	7.7%
Telecommunication Services	3.3%
Materials	2.0%
Short-Term Investments & Other	2.8%

Total	100.0%

International Growth Opportunities Fund
Financials	22.3%
Information Technology	20.0%
Consumer Discretionary	18.6%
Industrials	15.4%
Materials	6.2%
Consumer Staples	5.8%
Health Care	5.1%
Telecommunication Services	4.8%
Energy	0.8%
Short-Term Investments & Other	1.0%

Total	100.0%

International Growth Stock Fund
Consumer Discretionary	23.1%
Financials	15.5%
Information Technology	13.3%
Industrials	10.2%
Consumer Staples	9.4%
Health Care	8.8%
Energy	7.8%
Materials	2.6%
Telecommunication Services	2.4%
Utilities	0.9%
Short-Term Investments & Other	6.0%

Total	100.0%

International Small Cap Fund
Consumer Discretionary	27.0%
Industrials	19.2%
Financials	14.5%
Information Technology	12.2%
Consumer Staples	5.2%

213

Materials	5.1%
Energy	4.9%
Health Care	4.3%
Utilities	1.1%
Short-Term Investments & Other	6.5%

Total	100.0%

International Value Fund
Financials	26.8%
Energy	15.7%
Health Care	10.4%
Industrials	9.6%
Information Technology	7.4%
Telecommunication Services	7.1%
Consumer Discretionary	6.9%
Materials	5.1%
Consumer Staples	4.6%
Utilities	0.2%
Short-Term Investments & Other	6.2%

Total	100.0%

214

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The funds may use a fair valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the

215

inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments for All Cap Core Fund, Core Diversified Growth and Income Fund, Core Fundamental Holdings Fund, Core Global Diversification Fund, Small Company Growth Fund, Small Company Value Fund and Value Fund, are categorized as Level 1 under the hierarchy described above.

All investments for Mid Cap Growth Index Fund and Mid Cap Value Index Fund are categorized as Level 1 under the hierarchy described above, except for money market funds and short-term investments which are categorized as Level 2.

All investments for Real Estate Securities Fund, Redwood Fund and Small Cap Value Fund, are categorized as Level 1 under the hierarchy above, except for repurchase agreements which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy above including futures, except for convertible bonds which are categorized as Level 2.

All investments for Asia Pacific Total Return Bond Fund and Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

All investments for Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for money market funds and futures, which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of November 30, 2013, by major security category or type:

216

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Active Bond Fund

U.S. Government & Agency Obligations	$484,701,260	—	$484,701,260	—
Foreign Government Obligations	1,618,606	—	1,618,606	—
Corporate Bonds	814,317,711	—	814,288,928	$28,783
Capital Preferred Securities	16,171,395	—	16,171,395	—
Convertible Bonds	614,384	—	614,384	—
Term Loans	7,339,295	—	7,339,295	—
Municipal Bonds	732,143	—	732,143	—
Collateralized Mortgage Obligations	341,215,581	—	341,018,295	197,286
Asset Backed Securities	69,296,688	—	67,560,116	1,736,572
Common Stocks	13	—	13	—
Preferred Securities	10,854,487	$8,894,205	1,960,282	—
Escrow Certificates	236,600	—	236,600	—
Securities Lending Collateral	4,772,710	4,772,710	—	—
Short-Term Investments	156,529,511	148,712,511	7,817,000	—

Total Investments in Securities	$1,908,400,384	$162,379,426	$1,744,058,317	$1,962,641
Other Financial Instruments:
Futures	$66,481	$66,481	—	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Alpha Opportunities Fund

Common Stocks
Consumer Discretionary	$318,595,875	$286,768,375	$31,827,500	—
Consumer Staples	70,015,181	43,094,719	26,920,462	—
Energy	115,890,703	99,437,825	16,452,878	—
Financials	196,826,263	179,352,307	17,473,956	—
Health Care	244,221,928	207,950,782	36,271,146	—
Industrials	249,685,952	217,706,212	31,979,740	—
Information Technology	316,818,100	292,159,116	24,658,984	—

217

Materials	71,474,940	63,090,770	8,384,170	—
Telecommunication Services	10,959,708	10,959,708	—	—
Utilities	11,378,266	11,378,266	—	—
Preferred Securities	31,923	—	31,923	—
Warrants	2,096,311	—	2,096,311	—
Securities Lending Collateral	125,220,047	125,220,047	—	—
Short-Term Investments	44,800,000	—	44,800,000	—

Total Investments in Securities	$1,778,015,197	$1,537,118,127	$240,897,070	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Blue Chip Growth Fund

Common Stocks
Consumer Discretionary	$691,535,694	$684,771,343	$6,764,351	—
Consumer Staples	70,449,838	70,449,838	—	—
Energy	101,826,334	101,826,334	—	—
Financials	181,150,181	181,150,181	—	—
Health Care	366,578,471	366,578,471	—	—
Industrials	333,597,450	333,597,450	—	—
Information Technology	587,040,146	562,347,543	24,692,603	—
Materials	109,639,750	109,639,750	—	—
Telecommunication Services	51,896,724	45,881,345	6,015,379	—
Securities Lending Collateral	95,544,696	95,544,696	—	—
Short-Term Investments	7,803,997	7,803,997	—	—

Total Investments in Securities	$2,597,063,281	$2,559,590,948	$37,472,333	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Capital Appreciation Fund

Common Stocks
Consumer Discretionary	$565,120,646	$501,709,497	$63,411,149	—

218

Consumer Staples	169,042,114	149,002,273	20,039,841	—
Energy	85,025,505	85,025,505	—	—
Financials	54,296,021	54,296,021	—	—
Health Care	394,705,700	394,705,700	—	—
Industrials	183,958,302	171,276,106	12,682,196	—
Information Technology	594,750,589	594,750,589	—	—
Materials	49,053,531	49,053,531	—	—
Telecommunication Services	16,434,123	16,434,123	—	—
Preferred Securities	90,865	—	90,865	—
Securities Lending Collateral	73,994,589	73,994,589	—	—
Short-Term Investments	5,354,000	—	5,354,000	—

Total Investments in Securities	$2,191,825,985	$2,090,247,934	$101,578,051	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Capital Appreciation Value Fund

Common Stocks
Consumer Discretionary	$131,209,745	$131,209,745	—	—
Consumer Staples	160,105,988	130,924,225	$29,181,763	—
Energy	39,048,557	39,048,557	—	—
Financials	226,823,787	226,823,787	—	—
Health Care	200,280,797	200,280,797	—	—
Industrials	170,393,109	170,393,109	—	—
Information Technology	138,835,101	138,835,101	—	—
Telecommunication Services	49,110,580	49,110,580	—	—
Utilities	95,474,760	95,474,760	—	—
Preferred Securities
Financials	3,654,900	3,654,900	—	—
Utilities	1,258,200	1,258,200	—	—
Corporate Bonds
Consumer Discretionary	61,322,518	—	61,322,518	—
Consumer Staples	32,971,331	—	32,971,331	—
Energy	56,840,074	—	56,840,074	—
Financials	22,975,676	—	22,975,676	—

219

Health Care	23,304,514	—	23,304,514	—
Industrials	40,844,157	—	40,844,157	—
Information Technology	6,848,648	—	6,848,648	—
Materials	1,795,852	—	1,795,852	—
Telecommunication Services	34,194,428	—	34,194,428	—
Utilities	9,137,525	—	9,137,525	—
Convertible Bonds	10,804,456	—	10,804,456	—
Term Loans
Consumer Discretionary	16,890,080	—	16,890,080	—
Consumer Staples	84,477,957	—	84,477,957	—
Energy	1,165,803	—	1,165,803	—
Health Care	2,495,806	—	2,495,806	—
Telecommunication Services	53,376,927	—	53,376,927	—
Collateralized Mortgage Obligations	38,297,766	—	38,297,766	—
Asset Backed Securities	13,568,720	—	13,568,720	—
U.S. Government & Agency Obligations	36,662,558	—	36,662,558	—
Securities Lending Collateral	6,152,512	6,152,512	—	—
Short-Term Investments	117,328,173	117,328,173	—	—

Total Investments in Securities	$1,887,651,005	$1,310,494,446	$577,156,559	—
Other Financial Instruments:
Written Options	($9,493,475)	($9,493,475)	—	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Equity-Income Fund

Common Stocks
Consumer Discretionary	$169,343,125	$169,343,125	—	—
Consumer Staples	83,994,650	83,994,650	—	—
Energy	256,170,244	252,691,999	$3,478,245	—
Financials	339,804,272	339,804,272	—	—
Health Care	115,720,772	107,705,736	8,015,036	—
Industrials	268,506,900	268,506,900	—	—
Information Technology	161,928,839	148,033,089	13,895,750	—
Materials	79,727,901	79,727,901	—	—

220

Telecommunication Services	60,140,305	47,208,951	12,931,354	—
Utilities	87,710,393	87,710,393	—	—
Preferred Securities
Consumer Discretionary	11,287,958	—	11,287,958	—
Financials	877,120	877,120	—	—
Securities Lending Collateral	93,128,078	93,128,078	—	—
Short-Term Investments	107,912,981	107,912,981	—	—

Total Investments in Securities	$1,836,253,538	$1,786,645,195	$49,608,343	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Fundamental Global Franchise Fund

Common Stocks
Belgium	$18,683,098	—	$18,683,098	—
China	5,959,521	—	5,959,521	—
France	24,657,489	—	24,657,489	—
Germany	28,802,739	—	28,802,739	—
Ireland	11,018,841	—	11,018,841	—
Netherlands	18,492,028	—	18,492,028	—
Switzerland	22,496,679	—	22,496,679	—
United Kingdom	74,529,935	—	74,529,935	—
United States	210,838,581	$210,838,581	—	—

Total Investments in Securities	$415,478,911	$210,838,581	$204,640,330	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Fundamental Value Fund

Common Stocks
Consumer Discretionary	$115,610,566	$110,215,935	$5,394,631	—
Consumer Staples	152,423,454	140,650,258	11,773,196	—
Energy	71,228,027	71,228,027	—	—

221

Financials	373,318,447	336,447,212	36,871,235	—
Health Care	68,142,584	68,142,584	—	—
Industrials	49,529,358	24,327,011	25,202,347	—
Information Technology	122,999,856	122,999,856	—	—
Materials	57,676,417	52,053,905	5,622,512	—
Corporate Bonds	211,520	—	211,520	—
Securities Lending Collateral	16,540,792	16,540,792	—	—
Short-Term Investments	56,753,779	—	56,753,779	—

Total Investments in Securities	$1,084,434,800	$942,605,580	$141,829,220	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Global Bond Fund

Foreign Government Obligations	$257,240,397	—	$257,240,397	—
Corporate Bonds	146,299,002	—	146,299,002	—
U.S. Government & Agency Obligations	63,498,438	—	63,498,438	—
Collateralized Mortgage Obligations	89,019,975	—	89,019,975	—
Asset Backed Securities	6,814,790	—	6,814,790	—
Preferred Securities	146,320	$146,320	—	—
Purchased Options	1,201,408	—	1,201,408	—
Escrow Shares	1,688,250	—	1,688,250	—
Short-Term Investments	66,997,385	—	66,997,385	—

Total Investments in Securities	$632,905,965	$146,320	$632,759,645	—
Reverse Repurchase Agreements	($8,248,875)	—	($8,248,875)	—
Sale Commitments Outstanding	($13,920,820)	—	($13,920,820)	—
Other Financial Instruments:
Futures	$1,439,255	$1,439,255	—	—
Forward Foreign Currency Contracts	($306,296)	—	($306,296)	—
Written Options	($1,365,258)	—	($1,361,560)	($3,698)
Interest Rate Swaps	($244,232)	—	($244,232)	—
Credit Default Swaps	($107,601)	—	($107,601)	—

222

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Global Equity Fund

Common Stocks
Australia	$5,743,582	—	$5,743,582	—
Bermuda	4,201,701	—	4,201,701	—
France	21,845,947	—	21,845,947	—
Germany	5,863,629	—	5,863,629	—
Hong Kong	5,279,148	—	5,279,148	—
Ireland	12,086,996	$10,147,212	1,939,784	—
Italy	5,606,372	—	5,606,372	—
Japan	14,790,674	—	14,790,674	—
Luxembourg	13,632,726	—	13,632,726	—
Netherlands	7,440,649	—	7,440,649	—
Norway	3,847,366	—	3,847,366	—
Singapore	4,243,904	—	4,243,904	—
Switzerland	23,389,929	4,400,517	18,989,412	—
United Kingdom	48,369,132	5,822,238	42,546,894	—
United States	192,366,093	188,296,989	4,069,104	—
Short-Term Investments	10,195,729	10,195,729	—	—

Total Investments in Securities	$378,903,577	$218,862,685	$160,040,892	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Global Real Estate Fund

Common Stocks
Australia	$20,746,026	—	$20,746,026	—
Canada	11,295,931	$11,295,931	—	—
China	2,067,517	—	2,067,517	—
France	10,229,526	—	10,229,526	—
Germany	6,817,550	—	6,817,550	—
Guernsey, Channel Islands	186,538	—	186,538	—

223

Hong Kong	25,380,985	—	25,380,985	—
Japan	45,804,028	—	45,804,028	—
Jersey, Channel Islands	1,694,635	—	1,694,635	—
Netherlands	2,187,587	—	2,187,587	—
Norway	1,437,283	—	1,437,283	—
Singapore	12,723,511	—	12,723,511	—
Sweden	3,203,555	—	3,203,555	—
Switzerland	2,356,113	—	2,356,113	—
United Kingdom	17,119,808	—	17,119,808	—
United States	140,071,986	140,071,986	—	—
Securities Lending Collateral	3,131,198	3,131,198	—	—
Short-Term Investments	3,933,000	—	3,933,000	—

Total Investments in Securities	$310,386,777	$154,499,115	$155,887,662	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Health Sciences Fund

Common Stocks
Consumer Staples	$4,291,523	$3,668,915	$622,608	—
Financials	974,165	974,165	—	—
Health Care	559,066,016	532,814,971	26,166,425	$84,620
Industrials	5,374,398	5,374,398	—	—
Information Technology	4,361,295	4,361,295	—	—
Materials	863,121	863,121	—	—
Preferred Securities
Health Care	452,779	—	—	452,779
Information Technology	357,884	—	—	357,884
Convertible Bonds	267,751	—	267,751	—
Purchased Options	1,221	1,221	—	—
Rights	7,752	7,752	—	—
Short-Term Investments	12,931,579	12,931,579	—	—

Total Investments in Securities	$588,949,484	$560,997,417	$27,056,784	$895,283
Other Financial Instruments:
Written Options	($361,914)	($361,914)	—	—

224

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
High Yield Fund

Foreign Government Obligations	$16,696,261	$74,725	$16,621,536	—
Corporate Bonds	1,012,373,837	—	1,009,777,707	$2,596,130
Capital Preferred Securities	3,915,842	—	3,915,842	—
Convertible Bonds	283,276	—	283,276	—
Term Loans	22,270,181	—	22,270,181	—
Common Stocks	23,017,442	9,800,579	1,333,886	11,882,977
Preferred Securities	14,254,100	12,412,637	1,841,463	—
Warrants	270,375	—	270,375	—
Securities Lending Collateral	13,770,770	13,770,770	—	—
Short-Term Investments	4,261,530	4,261,530	—	—

Total Investments in Securities	$1,111,113,614	$40,320,241	$1,056,314,266	$14,479,107
Other Financial Instruments:
Futures	$6,546	$6,546	—	—
Forward Foreign Currency Contracts	($316,290)	—	($316,290)	—
Credit Default Swaps	($3,365,669)	—	($3,365,669)	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
International Growth Opportunities Fund

Common Stocks
Argentina	$5,435,861	$5,435,861	—	—
Australia	23,787,296	—	$23,787,296	—
Brazil	18,628,835	18,628,835	—	—
Chile	3,366,346	3,366,346	—	—
China	85,324,748	48,531,802	36,792,946	—
Denmark	22,379,075	—	22,379,075	—
France	34,217,418	—	34,217,418	—

225

Germany	17,043,686	—	17,043,686	—
Hong Kong	28,827,476	—	28,827,476	—
Ireland	4,158,404	—	4,158,404	—
Italy	30,607,771	—	30,607,771	—
Japan	76,339,050	—	76,339,050	—
Norway	7,212,656	—	7,212,656	—
Peru	8,645,866	8,645,866	—	—
Portugal	5,032,416	—	5,032,416	—
Russia	6,262,075	—	6,262,075	—
Singapore	2,381,199	—	2,381,199	—
South Africa	434,388	—	434,388	—
South Korea	23,092,204	—	23,092,204	—
Spain	57,913,725	—	57,913,725	—
Sweden	59,893,140	—	59,893,140	—
Switzerland	49,779,077	—	49,779,077	—
Taiwan	4,941,920	—	4,941,920	—
Turkey	12,345,027	—	12,345,027	—
United Kingdom	102,521,240	—	102,521,240	—
Preferred Securities
Germany	8,016,009	—	8,016,009	—
United Kingdom	131,979	—	131,979	—
Short-Term Investments	6,923,024	6,923,024	—	—

Total Investments in Securities	$705,641,911	$91,531,734	$614,110,177	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
International Growth Stock Fund

Common Stocks
Australia	$17,723,960	—	$17,723,960	—
Belgium	10,552,187	—	10,552,187	—
Brazil	22,129,011	$22,129,011	—	—
Canada	49,935,115	49,935,115	—	—
China	31,913,659	13,144,372	18,769,287	—
Denmark	17,521,408	—	17,521,408	—

226

France	31,211,667	—	31,211,667	—
Germany	56,814,832	—	56,814,832	—
Hong Kong	30,756,596	—	30,756,596	—
Ireland	8,655,718	—	8,655,718	—
Israel	10,763,493	10,763,493	—	—
Japan	34,078,528	—	34,078,528	—
Mexico	16,449,570	16,449,570	—	—
Netherlands	18,005,247	—	18,005,247	—
Singapore	27,529,825	10,172,899	17,356,926	—
South Korea	24,170,572	—	24,170,572	—
Spain	11,135,801	—	11,135,801	—
Sweden	25,496,265	—	25,496,265	—
Switzerland	68,106,865	—	68,106,865	—
Taiwan	8,555,367	—	8,555,367	—
Turkey	6,313,051	—	6,313,051	—
United Kingdom	118,374,262	—	118,374,262	—
Preferred Securities	8,155,291	—	8,155,291	—
Short-Term Investments	44,592,103	44,592,103	—	—

Total Investments in Securities	$698,940,393	$167,186,563	$531,753,830	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
International Small Cap Fund

Common Stocks
Australia	$814,224	—	$814,224	—
Austria	6,320,242	—	6,320,242	—
Bahamas	8,981,080	$8,981,080	—	—
Belgium	7,579,029	—	7,579,029	—
Brazil	8,702,487	8,702,487	—	—
Canada	57,183,946	57,183,946	—	—
China	16,319,000	—	16,319,000	—
Finland	28,711,563	—	28,711,563	—
France	15,288,019	—	15,288,019	—
Germany	36,755,600	—	36,755,600	—

227

Greece	5,223,157	—	5,223,157	—
Hong Kong	44,459,293	—	44,459,293	—
India	3,852,205	—	3,852,205	—
Italy	13,177,636	—	13,177,636	—
Japan	85,063,197	—	85,063,197	—
Liechtenstein	2,367,356	—	2,367,356	—
Luxembourg	4,643,587	—	4,643,587	—
Netherlands	45,369,046	—	45,369,046	—
Norway	9,332,049	—	9,332,049	—
Singapore	1,752,793	—	—	$1,752,793
South Korea	64,303,509	—	64,303,509	—
Spain	19,067,885	—	19,067,885	—
Sweden	3,167,797	—	3,167,797	—
Switzerland	29,248,175	8,924,933	20,323,242	—
Taiwan	34,012,003	—	34,012,003	—
Thailand	11,657,464	—	11,657,464	—
Turkey	1,357,624	—	1,357,624	—
United Kingdom	61,527,713	—	61,527,713	—
Preferred Securities	5,377,237	—	5,377,237	—
Investment Companies	10,292,594	10,292,594	—	—
Securities Lending Collateral	32,172,302	32,172,302	—	—
Short-Term Investments	36,000,000	—	36,000,000	—

Total Investments in Securities	$710,079,812	$126,257,342	$582,069,677	$1,752,793

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
International Value Fund

Common Stocks
Australia	$738,812	—	$738,812	—
Brazil	14,363,475	$14,363,475	—	—
Canada	105,008,251	105,008,251	—	—
China	69,461,869	4,510,646	64,951,223	—
France	298,670,725	—	298,670,725	—
Germany	111,727,103	—	111,727,103	—

228

Hong Kong	49,903,299	—	49,903,299	—
India	11,547,996	—	11,547,996	—
Ireland	15,740,082	—	15,740,082	—
Israel	9,729,045	9,729,045	—	—
Italy	53,800,015	—	53,800,015	—
Japan	119,515,028	—	119,515,028	—
Netherlands	164,531,382	—	164,531,382	—
Norway	43,778,956	—	43,778,956	—
Singapore	12,933,981	12,933,981	—	—
South Korea	191,610,514	42,564,030	149,046,484	—
Spain	26,677,573	—	26,677,573	—
Sweden	16,731,548	—	16,731,548	—
Switzerland	140,942,605	—	140,942,605	—
Taiwan	9,541,178	—	9,541,178	—
United Kingdom	340,901,083	16,842,560	324,058,523	—
United States	23,863,392	23,863,392	—	—
Securities Lending Collateral	11,672,519	11,672,519	—	—
Short-Term Investments	118,000,000	—	118,000,000	—

Total Investments in Securities	$1,961,390,431	$241,487,899	$1,719,902,532	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Investment Quality Bond Fund

U.S. Government & Agency Obligations	$118,428,027	—	$118,428,027	—
Foreign Government Obligations	1,016,331	—	1,016,331	—
Corporate Bonds	221,537,878	—	221,537,878	—
Capital Preferred Securities	354,640	—	354,640	—
Municipal Bonds	13,302,992	—	13,302,992	—
Term Loans	24,490,775	—	24,490,775	—
Collateralized Mortgage Obligations	25,016,565	—	24,881,611	$134,954
Asset Backed Securities	11,926,008	—	11,926,008	—
Preferred Securities	1,164,075	$1,164,075	—	—
Short-Term Investments	35,000,000	—	35,000,000	—

Total Investments in Securities	$452,237,291	$1,164,075	$450,938,262	$134,954

229

Other Financial Instruments:
Futures	($8,787)	($8,787)	—	—
Forward Foreign Currency Contracts	($22,535)	—	($22,535)	—
Interest Rate Swaps	($288,199)	—	($288,199)	—
Credit Default Swaps	$3,811,220	—	$3,811,220	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Mid Cap Stock Fund

Common Stocks
Consumer Discretionary	$430,248,804	$411,215,954	$19,032,850	—
Consumer Staples	85,876,789	85,876,789	—	—
Energy	64,146,091	64,146,091	—	—
Financials	78,819,877	78,819,877	—	—
Health Care	213,914,656	201,093,279	12,821,377	—
Industrials	239,704,677	227,797,677	11,907,000	—
Information Technology	396,203,791	396,203,791	—	—
Materials	30,325,877	30,325,877	—	—
Warrants	43,801	—	43,801	—
Securities Lending Collateral	167,568,912	167,568,912	—	—
Short-Term Investments	42,100,000	—	42,100,000	—

Total Investments in Securities	$1,748,953,275	$1,663,048,247	$85,905,028	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Mid Value Fund

Common Stocks
Consumer Discretionary	$97,725,948	$95,543,226	$2,182,722	—
Consumer Staples	89,409,629	89,409,629	—	—
Energy	92,950,466	92,950,466	—	—
Financials	247,176,790	246,596,869	579,921	—

230

Health Care	80,195,477	80,195,477	—	—
Industrials	93,925,148	93,925,148	—	—
Information Technology	75,649,888	75,649,888	—	—
Materials	84,284,686	81,884,611	2,400,075	—
Telecommunication Services	7,888,084	7,888,084	—	—
Utilities	75,268,271	75,268,271	—	—
Preferred Securities	293,287	293,287	—	—
Convertible Bonds
Financials	789,653	—	789,653	—
Materials	4,776,000	—	4,776,000	—
Securities Lending Collateral	45,006,686	45,006,686	—	—
Short-Term Investments	45,035,531	45,035,531	—	—

Total Investments in Securities	$1,040,375,544	$1,029,647,173	$10,728,371	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Mutual Shares Fund

Common Stocks
Consumer Discretionary	$34,918,747	$26,814,130	$8,104,617	—
Consumer Staples	49,395,276	34,198,204	15,197,072	—
Energy	45,612,071	33,379,579	12,232,492	—
Financials	77,049,958	56,929,199	20,120,759	—
Health Care	41,890,540	41,890,540	—	—
Industrials	14,046,713	8,032,984	6,013,729	—
Information Technology	46,398,020	43,351,353	3,046,667	—
Materials	19,205,220	14,182,183	5,023,037	—
Telecommunication Services	9,048,483	—	9,048,483	—
Utilities	8,220,586	6,261,710	1,958,876	—
Corporate Bonds
Consumer Discretionary	2,053,260	—	2,053,260	—
Energy	1,324,990	—	1,324,990	—
Industrials	2,744,513	—	2,744,513	—
Information Technology	2,342,655	—	2,342,655	—
Telecommunication Services	383,466	—	383,466	—

231

Utilities	1,516,788	—	1,516,788	—
Term Loans
Consumer Discretionary	7,247,821	—	7,247,821	—
Energy	62,934	—	62,934	—
Information Technology	1,885,775	—	1,885,775	—
Utilities	4,837,000	—	4,837,000	—
Purchased Options	184,140	184,140	—	—
Securities Lending Collateral	234,354	234,354	—	—
Short-Term Investments	21,296,685	—	21,296,685	—

Total Investments in Securities	$391,899,995	$265,458,376	$126,441,619	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($2,535,801)	—	($2,535,801)	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Real Return Bond Fund

U.S. Government & Agency Obligations	$500,313,674	—	$500,313,674	—
Foreign Government Obligations	30,590,759	—	30,590,759	—
Corporate Bonds	7,245,450	—	7,245,450	—
Municipal Bonds	496,806	—	496,806	—
Collateralized Mortgage Obligations	14,728,813	—	14,728,813	—
Asset Backed Securities	15,891,818	—	15,891,818	—
Purchased Options	120,644	—	120,644	—
Short-Term Investments	1,050,959	—	1,050,959	—

Total Investments in Securities	$570,438,923	—	$570,438,923	—
Reverse Repurchase Agreements	($8,313,875)	—	($8,313,875)	—
Other Financial Instruments:
Futures	$90,554	$90,554	—	—
Forward Foreign Currency Contracts	$263,143	—	$263,143	—
Written Options	($252,883)	($61,875)	($162,003)	($29,005)
Interest Rate Swaps	($50,157)	—	($50,157)	—
Credit Default Swaps	($81,202)	—	($81,202)	—
Inflation Swaps	($578,843)	—	($578,843)	—

232

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Science & Technology Fund

Common Stocks
Consumer Discretionary	$107,279,766	$102,770,500	$4,509,266	—
Consumer Staples	385,012	—	—	$385,012
Health Care	11,746,497	11,746,497	—	—
Industrials	1,708,944	1,708,944	—	—
Information Technology	781,055,056	727,326,163	53,728,893	—
Telecommunication Services	3,386,200	—	3,386,200	—
Securities Lending Collateral	64,043,957	64,043,957	—	—
Short-Term Investments	58,089,668	37,726,668	20,363,000	—

Total Investments in Securities	$1,027,695,100	$945,322,729	$81,987,359	$385,012

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Small Cap Growth Fund

Common Stocks
Consumer Discretionary	$32,283,069	$32,283,069	—	—
Consumer Staples	7,718,516	7,718,516	—	—
Energy	8,450,490	8,450,490	—	—
Financials	8,175,733	8,175,733	—	—
Health Care	39,406,481	39,406,481	—	—
Industrials	45,207,409	45,207,409	—	—
Information Technology	77,111,645	76,788,950	—	$322,695
Materials	5,131,836	5,131,836	—	—

233

Preferred Securities
Consumer Discretionary	860,529	—	—	860,529
Information Technology	488,283	—	—	488,283
Securities Lending Collateral	19,351,612	19,351,612	—	—

Total Investments in Securities	$244,185,603	$242,514,096	—	$1,671,507

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Small Cap Opportunities Fund

Common Stocks
Consumer Discretionary	$30,713,396	$30,713,396	—	—
Consumer Staples	4,609,254	4,609,254	—	—
Energy	15,709,926	15,709,926	—	—
Financials	48,273,271	48,272,918	—	$353
Health Care	20,809,673	20,803,891	—	5,782
Industrials	33,266,351	33,266,351	—	—
Information Technology	30,058,294	30,058,294	—	—
Materials	12,130,829	12,130,829	—	—
Telecommunication Services	1,114,825	1,114,825	—	—
Utilities	1,264,658	1,264,658	—	—
Rights	220	—	$220	—
Warrants	301	—	301	—
Securities Lending Collateral	16,766,627	16,766,627	—	—
Short-Term Investments	2,284,070	2,284,070	—	—

Total Investments in Securities	$217,001,695	$216,995,039	$521	$6,135

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs

234

Spectrum Income Fund

U.S. Government & Agency Obligations	$230,786,724	—	$230,786,724	—
Foreign Government Obligations	153,460,725	—	153,460,725	—
Corporate Bonds	407,203,363	—	407,203,363	—
Capital Preferred Securities	915,392	—	915,392	—
Municipal Bonds	12,038,233	—	12,038,233	—
Term Loans	16,254,185	—	16,254,185	—
Collateralized Mortgage Obligations	29,278,839	—	29,278,839	—
Asset Backed Securities	27,014,721	—	27,014,721	—
Common Stocks	133,620,382	$130,045,370	3,575,012	—
Preferred Securities	2,755,612	840,401	1,915,211	—
Purchased Options	21,301	—	21,301	—
Securities Lending Collateral	3,923,885	3,923,885	—	—
Short-Term Investments	15,880,441	15,518,772	361,669	—

Total Investments in Securities	$1,033,153,803	$150,328,428	$882,825,375	—
Other Financial Instruments:
Futures	($55,140)	($55,140)	—	—
Forward Foreign Currency Contracts	($924,157)	—	($924,157)	—
Credit Default Swaps	($28,414)	—	($28,414)	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Strategic Equity Allocation Fund

Common Stocks
Consumer Discretionary	$594,432,717	$447,873,186	$146,559,531	—
Consumer Staples	443,905,005	314,478,326	129,414,535	$12,144
Energy	429,954,319	334,450,749	95,503,570	—
Financials	926,683,716	607,656,763	319,026,953	—

235

Health Care	559,813,206	440,263,452	119,548,878	876
Industrials	565,752,742	408,814,087	156,938,655	—
Information Technology	712,857,582	613,718,723	99,138,859	—
Materials	241,490,552	140,846,495	100,644,057	—
Telecommunication Services	152,694,848	79,027,950	73,666,898	—
Utilities	158,973,748	110,366,974	48,606,774	—
Preferred Securities
Consumer Discretionary	6,970,900	178,015	6,792,885	—
Consumer Staples	2,513,032	354,824	2,158,208	—
Energy	2,133,074	2,133,074	—	—
Financials	4,592,045	4,592,045	—	—
Industrials	93,426	71,064	22,362	—
Information Technology	1,624,292	—	1,624,292	—
Materials	3,261,380	2,784,579	476,801	—
Telecommunication Services	413,522	413,522	—	—
Utilities	721,833	580,169	141,664	—
Rights	47,047	46,526	521	—
Warrants	6,328	2,047	4,281	—
Securities Lending Collateral	129,357,023	129,357,023	—	—
Short-Term Investments	103,507,000	—	103,507,000	—

Total Investments in Securities	$5,041,799,337	$3,638,009,593	$1,403,776,724	$13,020
Other Financial Instruments:
Futures	$2,408,844	$2,408,844	—	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
Total Return Fund

U.S. Government & Agency Obligations	$2,107,942,451	—	$2,107,942,451	—
Foreign Government Obligations	58,616,200	—	58,616,200	—
Corporate Bonds	316,603,124	—	316,603,124	—
Municipal Bonds	171,873,903	—	171,873,903	—

236

Collateralized Mortgage Obligations	203,276,974	—	203,276,974	—
Asset Backed Securities	22,163,308	—	22,163,308	—
Preferred Securities	39,371,088	$39,371,088	—	—
Short-Term Investments	617,199,730	—	617,199,730	—

Total Investments in Securities	$3,537,046,778	$39,371,088	$3,497,675,690	—
Sale Commitments Outstanding	($22,591,250)	—	($22,591,250)	—
Other Financial Instruments:
Futures	$3,179,662	$3,179,662	—	—
Forward Foreign Currency Contracts	($1,334,832)	—	($1,334,832)	—
Written Options	($1,250,613)	($61,875)	($1,165,594)	($23,144)
Interest Rate Swaps	$34,887,314	—	$34,887,314	—
Credit Default Swaps	$622,635	—	$622,635	—

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-13	Price	Inputs	Inputs
U.S. High Yield Bond Fund

Corporate Bonds	$573,585,525	—	$573,585,525	—
Capital Preferred Securities	1,739,500	—	1,739,500	—
Term Loans	85,842,428	—	85,842,428	—
Common Stocks	7,500	—	7,500	—
Preferred Securities	1,567,415	$1,558,975	—	$8,440
Securities Lending Collateral	4,524,001	4,524,001	—	—
Short-Term Investments	4,566,799	4,566,799	—	—

Total Investments in Securities	$671,833,168	$10,649,775	$661,174,953	$8,440

237

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

High Yield Fund

			Asset Backed
	Corporate Bonds	Common Stocks	Securities	Totals

Balance as of 8-31-13	$2,484,753	$12,430,043	-	$14,914,796

Realized gain (loss)	-	-	-	-

Change in unrealized appreciation
(depreciation)	975,335	(547,066)	($903,859)	(475,590)

Purchases	62,221		903,859	966,080

Sales	(926,179)			(926,179)

Transfers into Level 3				-

Transfers out of Level 3				-

Balance as of 11-30-13	$2,596,130	$11,882,977	-	$14,479,107

Change in unrealized at period end*	$80,993	(547,066)	($903,859)	($1,369,932)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below:

High Yield Fund

	Fair Value
	at 11-30-13	Valuation Technique	Unobservable Inputs	Input/ Range

Corporate Bonds	$2,596,130	Market Approach	Yield spread	756bps

238

			EV/EBITDA multiple	6.97x - 9.60x
Common Stocks	$11,555,963	Market Approach	Discount for lack of	(weighted average 8.32x)
			marketability	10%

	$327,014	Market Approach	Aged transactions	$2.00

	$11,882,977

Increases/decreases in enterprise values or earnings before interest, taxes, depreciation and amortization ("EV/EBITDA") multiples, aged transactions, and yield spread may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase and reverse repurchase agreements. The funds may enter into repurchase agreements. When the funds enter into a repurchase agreement, they receive collateral that is held in a segregated account by the funds’ custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the funds. In a reverse repurchase agreement, the funds deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The funds are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

239

The following table summarizes the open reverse repurchase agreements at 11-30-13:

						Payable for Reverse
						Repurchase
Fund	Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Agreements

	The Royal Bank of
Global Bond Fund	Scotland	0.14%	11/29/13	12/2/13	$8,248,875	($8,248,907)

Real Return Bond Fund	Deutsche Bank	0.13%	11/29/13	12/6/13	2,422,500	(2,422,509)

	The Royal Bank of
Real Return Bond Fund	Scotland	0.14%	11/29/13	12/2/13	638,125	(638,127)

	The Royal Bank of
Real Return Bond Fund	Scotland	0.16%	11/29/13	1/6/14	1,673,750	(1,673,757)

	The Royal Bank of
Real Return Bond Fund	Scotland	0.17%	11/29/13	1/2/14	3,579,500	(3,579,516)

When-issued/delayed delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the funds’ net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the funds until settlement takes place. The funds are required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors.

240

Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A funds’ ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A funds’ failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the funds’ income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The funds may have limited rights to enforce the terms of an underlying loan.

At November 30, 2013 Active Bond Fund had $425,406 and High Yield Fund had $2,413,250 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result,

241

the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover their initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The cost of investments owned on November 30, 2013, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Urealized	Appreciation/
Fund	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
Active Bond Fund	$1,879,886,493	$55,023,722	($26,509,831)	$28,513,891
All Cap Core Fund	565,120,368	96,004,275	(3,168,016)	92,836,259
Alpha Opportunities Fund	1,556,084,154	248,845,114	(26,914,071)	221,931,043
Asia Pacific Total Return Bond Fund	444,769,246	932,653	(35,898,435)	(34,965,782)
Blue Chip Growth Fund	1,341,783,801	1,256,909,875	(1,630,395)	1,255,279,480
Capital Appreciation Fund	1,291,317,154	906,230,926	(5,722,095)	900,508,831
Capital Appreciation Value Fund	1,602,725,590	289,077,390	(4,151,975)	284,925,415
Core Bond Fund	585,468,898	3,862,922	(9,450,201)	(5,587,279)
Core Diversified Growth & Income Fund	33,478,771	9,836,162	(233,065)	9,603,097
Core Fundamental Holdings Fund	13,882,486	3,709,098	(125,174)	3,583,924
Core Global Diversification Fund	33,806,904	6,549,109	(257,423)	6,291,686
Equity-Income Fund	1,389,155,672	469,378,172	(22,280,306)	447,097,866
Fundamental Global Franchise Fund	322,165,299	93,390,794	(77,182)	93,313,612

242

Fundamental Value Fund	620,710,200	466,013,781	(2,289,181)	463,724,600
Global Bond Fund	636,625,209	14,741,265	(19,380,978)	(4,639,713)
Global Equity Fund	345,908,980	34,929,026	(1,934,429)	32,994,597
Global Real Estate Fund	284,748,537	33,417,939	(7,779,699)	25,638,240
Health Sciences Fund	384,095,949	206,527,918	(1,674,383)	204,853,535
High Yield Fund	1,094,764,997	45,372,629	(29,024,012)	16,348,617
International Growth Opportunities Fund	522,642,105	194,252,052	(11,252,246)	182,999,806
International Growth Stock Fund	560,410,926	146,126,799	(7,597,332)	138,529,467
International Small Cap Fund	566,522,730	164,496,537	(20,939,455)	143,557,082
International Value Fund	1,612,810,670	399,540,770	(50,961,009)	348,579,761
Investment Quality Bond Fund	447,743,122	9,735,107	(5,240,938)	4,494,169
Mid Cap Growth Index Fund	46,266,938	16,063,338	(383,529)	15,679,809
Mid Cap Stock Fund	1,477,675,264	297,191,300	(25,913,289)	271,278,011
Mid Cap Value Index Fund	42,588,943	12,063,827	(653,071)	11,410,756
Mid Value Fund	832,889,291	221,385,154	(13,898,901)	207,486,253
Mutual Shares Fund	297,937,734	98,258,649	(4,296,388)	93,962,261
Real Estate Equity Fund	173,651,564	63,119,798	(488,519)	62,631,279
Real Estate Securities Fund	425,463,440	62,949,363	(13,877,940)	49,071,423
Real Return Bond Fund	590,618,234	3,872,401	(24,051,712)	(20,179,311)
Redwood Fund	474,750,404	66,533,417	(4,862,437)	61,670,980
Science & Technology Fund	897,048,713	140,816,048	(10,169,661)	130,646,387
Short Term Government Income Fund	233,854,266	371,112	(2,303,132)	(1,932,020)
Small Cap Growth Fund	191,496,113	55,047,750	(2,358,260)	52,689,490
Small Cap Opportunities Fund	143,318,121	77,102,951	(3,419,377)	73,683,574
Small Cap Value Fund	122,361,264	64,454,335	(474,917)	63,979,418
Small Company Growth Fund	135,635,449	62,906,730	(751,318)	62,155,412
Small Company Value Fund	272,898,934	184,134,924	(4,675,716)	179,459,208
Spectrum Income Fund	1,001,385,383	56,188,269	(24,419,849)	31,768,420
Strategic Equity Allocation Fund	4,054,968,803	1,057,472,061	(70,641,527)	986,830,534
Total Return Fund	3,542,461,772	33,724,261	(39,139,255)	(5,414,994)

243

U.S. High Yield Bond Fund	661,616,612	21,753,582	(11,537,026)	10,216,556
Value Fund	321,017,616	71,546,971	(1,344,778)	70,202,193

Derivative Instruments. The funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The following tables summarize the contracts held at November 30, 2013, and details how the funds used futures contracts during the period ended November 30, 2013:

Active Bond Fund

The fund used futures contracts to manage duration.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Active Bond Fund	U.S. Treasury Ultra Bond Futures	88	Long	Mar 2014	$12,176,519	$12,243,000	$66,481

$66,481

244

All Cap Core Fund
The fund used futures to manage against anticipated changes in securities markets, gain exposure to certain securities markets, substitute for securities purchased and to maintain diversity and liquidity of the fund.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

All Cap Core Fund	Russell 2000 Mini Index Futures	8	Long	Dec 2013	$851,257	$913,360	$62,103
	S&P 500 Index E-Mini Futures	100	Long	Dec 2013	8,480,558	9,020,500	539,942

$602,045

Asia Pacific Total Return Bond Fund
The fund used futures contracts to manage duration of the fund and manage against anticipated interest rate changes.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Asia Pacific Total Return Bond Fund	U.S. Treasury 10-Year Note Futures	180	Short	Mar 2014	($22,641,522)	($22,567,500)	$74,022

$74,022

Global Bond Fund
The fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and gain exposure to foreign bond markets and treasuries markets.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Global Bond Fund	3-Month EURIBOR Futures	77	Long	Jun 2014	$26,086,398	$26,090,217	$3,819

245

	3-Month EURIBOR Futures	181	Long	Sep 2014	61,300,901	61,319,729	18,828
	3-Month EURIBOR Futures	76	Long	Dec 2014	25,730,832	25,739,765	8,933
	3-Month Pound Sterling LIBOR Futures	740	Long	Dec 2014	149,897,657	150,245,240	347,583
	3-Month Pound Sterling LIBOR Futures	160	Long	Jun 2014	32,523,780	32,531,274	7,494
	3-Month Pound Sterling LIBOR Futures	167	Long	Sep 2014	33,917,711	33,935,730	18,019
	3-Year Australia Bond Futures	42	Long	Dec 2013	4,134,467	4,140,616	6,149
	10-Year Japan Government Bond Future	8	Long	Dec 2013	11,160,455	11,330,958	170,503
	Eurodollar Futures	654	Long	Dec 2014	162,802,539	162,927,750	125,211
	Eurodollar Futures	508	Long	Mar 2015	126,387,015	126,460,250	73,235
	Eurodollar Futures	13	Long	Jun 2015	3,223,876	3,232,775	8,899
	Eurodollar Futures	165	Long	Sep 2015	40,949,157	40,969,500	20,343
	Eurodollar Futures	79	Long	Dec 2015	19,549,445	19,577,188	27,743
	Eurodollar Futures	82	Long	Jun 2016	20,219,485	20,221,200	1,715
	Eurodollar Futures	79	Long	Dec 2016	19,369,948	19,370,800	852
	Euro BTP Futures	98	Long	Dec 2013	15,330,187	15,474,813	144,626
	Mid Term Euro OAT Futures	128	Long	Dec 2013	21,175,920	21,699,072	523,152
	U.S. Treasury 10-Year Note Futures	202	Long	Mar 2014	25,319,436	25,325,750	6,314
	10-Year Australia Treasury Bond Futures	23	Short	Dec 2013	(2,422,930)	(2,405,177)	17,753
	10-Year Canada Government Bond Futures	39	Short	Mar 2014	(4,693,656)	(4,723,825)	(30,169)
	Euro BUND Futures	36	Short	Dec 2013	(6,889,717)	(6,932,004)	(42,287)
	U.K. Long Gilt Bond Futures	161	Short	Mar 2014	(28,685,425)	(28,704,885)	(19,460)

							$1,439,255

High Yield Fund
The fund used futures contracts to manage against anticipated interest rate changes.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

High Yield Fund	U.S. Treasury Long Bond Futures	17	Short	Mar 2014	($2,229,296)	($2,222,750)	$6,546

							$6,546

Investment Quality Bond Fund

246

The fund used futures contracts to manage duration, manage against anticipated interest rate changes and to gain exposure to treasuries markets and foreign bond markets.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Investment Quality Bond Fund	U.S. Treasury 2-Year Note Futures	33	Long	Mar 2014	$7,267,128	$7,269,797	$2,669
	U.S. Treasury 5-Year Note Futures	143	Long	Mar 2014	17,294,334	17,291,828	(2,506)
	U.S. Treasury 10-Year Note Futures	59	Long	Mar 2014	7,411,987	7,397,125	(14,862)
	U.S. Treasury Long Bond Futures	25	Short	Mar 2014	(3,280,800)	(3,268,750)	12,050
	U.S. Treasury Ultra Long Bond Futures	8	Short	Mar 2014	(1,106,862)	(1,113,000)	(6,138)

							($8,787)

Mid Cap Growth Index Fund
The fund used futures contracts as a substitute for securities purchased.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Mid Cap Growth Index Fund	S&P Mid 400 Index E-Mini Futures	14	Long	Dec 2013	$1,746,431	$1,824,340	$77,909

							$77,909

Mid Cap Value Index Fund
The fund used futures contracts as a substitute for securities purchased.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Mid Cap Value Index Fund	S&P Mid 400 Index E-Mini Futures	5	Long	Dec-2013	$633,390	$651,550	$18,160

							$18,160

247

Real Return Bond Fund
The fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and gain exposure to treasuries markets.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Real Return Bond Fund	Eurodollar Futures	22	Long	Sep 2014	$5,472,268	$5,483,225	$10,957
	Eurodollar Futures	96	Long	Sep 2015	23,790,442	23,836,800	46,358
	Eurodollar Futures	47	Long	Dec 2015	11,630,933	11,647,188	16,255
	Eurodollar Futures	212	Long	Mar 2016	52,409,797	52,411,700	1,903
	Eurodollar Futures	59	Long	Mar 2017	14,420,120	14,426,237	6,117
	U.S. Treasury 5-Year Note Futures	291	Long	Mar 2014	35,195,400	35,188,266	(7,134)
	U.S. Treasury 10-Year Note Futures	44	Long	Mar 2014	5,500,402	5,516,500	16,098

							$90,554

Short Term Government Income Fund
The fund used futures contracts to manage duration.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Short Term Government Income Fund	U.S. Treasury 5-Year Note Futures	190	Short	Mar 2014	($22,967,197)	($22,975,156)	($7,959)

							($7,959)

Spectrum Income Fund
The fund used futures contracts to manage duration, manage against anticipated interest rate changes, gain exposure to treasuries and foreign bond markets, and maintain diversity and liquidity of the fund.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

248

Spectrum Income Fund	U.S. Treasury 2-Year Note Futures	5	Long	Mar 2014	$1,101,347	$1,101,484	$137
	U.S. Treasury 5-Year Note Futures	43	Long	Mar 2014	5,193,573	5,199,641	6,068
	U.S. Treasury 10-Year Note Futures	63	Long	Mar 2014	7,883,837	7,898,625	14,788
	U.S. Treasury Long Bond Futures	1	Long	Mar 2014	130,566	130,750	184
	U.S. Treasury Ultra Bond Futures	17	Long	Mar 2014	2,341,202	2,365,125	23,923
	10-Year Government of Canada Bond
	Futures	25	Short	Mar 2014	(3,019,114)	(3,028,093)	(8,979)
	5-Year Interest Rate Swap Futures	47	Short	Dec 2013	(4,698,296)	(4,700,734)	(2,438)
	10-Year Interest Rate Swap Futures	21	Short	Dec 2013	(2,038,686)	(2,033,062)	5,624
	EURX EUR-BOBL Futures	9	Short	Dec 2013	(1,521,277)	(1,532,320)	(11,043)
	U.S. Treasury 5-Year Note Futures	12	Short	Mar 2014	(1,449,573)	(1,451,063)	(1,490)
	U.S. Treasury 10-Year Note Futures	231	Short	Mar 2014	(28,891,560)	(28,961,625)	(70,065)
	U.S. Treasury Long Bond Futures	12	Short	Mar 2014	(1,557,983)	(1,569,000)	(11,017)
	U.S. Treasury Ultra Bond Futures	1	Short	Mar 2014	(138,293)	(139,125)	(832)

							($55,140)

Strategic Equity Allocation Fund
The fund used futures contracts as a substitute for securities purchased and to manage against anticipated currency exchange rate changes.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Strategic Equity Allocation Fund	Canadian Currency Futures	2	Long	Dec 2013	$194,288	$188,140	($6,148)
	Mini MSCI EAFE Index Futures	614	Long	Dec 2013	57,516,916	57,507,240	(9,676)
	Mini MSCI Emerging Market Index Futures	299	Long	Dec 2013	15,417,578	15,157,805	(259,773)
	Russell 2000 Mini Index Futures	73	Long	Dec 2013	7,903,753	8,334,410	430,657
	S&P 500 Index Futures	94	Long	Dec 2013	40,328,831	42,396,350	2,067,519
	S&P Mid 400 Index E-Mini Futures	54	Long	Dec 2013	6,857,432	7,036,740	179,308
	S&P/TSX 60 Index Futures	2	Long	Dec 2013	283,363	290,320	6,957

							$2,408,844

Total Return Fund
The fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund, gain exposure to foreign bond markets, and gain exposure to treasuries markets.

249

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Total Return Fund	3-Month EURIBOR Futures	73	Long	Dec 2014	$24,721,138	$24,723,722	$2,584
	3-Month EURIBOR Futures	73	Long	Mar 2015	24,708,807	24,712,563	3,756
	3-Month EURIBOR Futures	73	Long	Jun 2015	24,691,601	24,696,444	4,843
	3-Month EURIBOR Futures	73	Long	Sep 2015	24,670,810	24,676,605	5,795
	Eurodollar Futures	42	Long	Jun 2015	10,438,748	10,444,350	5,602
	Eurodollar Futures	696	Long	Sep 2015	172,342,866	172,816,800	473,934
	Eurodollar Futures	4,532	Long	Dec 2015	1,122,222,602	1,123,086,250	863,648
	Eurodollar Futures	1,315	Long	Mar 2016	324,817,701	325,100,875	283,174
	Eurodollar Futures	187	Long	Jun 2016	46,088,500	46,114,200	25,700
	Eurodollar Futures	105	Long	Sep 2016	25,829,794	25,822,125	(7,669)
	U.S. Treasury 5-Year Note Futures	718	Long	Dec 2013	85,766,026	87,450,156	1,684,130
	U.S. Treasury 5-Year Note Futures	720	Long	Mar 2014	87,129,147	87,063,750	(65,397)
	U.S. Treasury 10-Year Note Futures	451	Long	Mar 2014	56,644,563	56,544,125	(100,438)

							$3,179,662

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the funds’ total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the funds as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

250

The following tables summarize the contracts held at November 30, 2013, and details how the funds used forward foreign currency contracts during the period ended November 30, 2013.

Asia Pacific Total Return Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rate.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Asia Pacific Total Return Bond Fund	KRW	21,250,000,000	USD	20,007,532	Royal Bank of Canada	12/2/2013	$71,840	-	$71,840
	USD	7,919,088	AUD	8,700,000	Royal Bank of Canada	1/6/2014	17,210	-	17,210
	USD	20,000,000	KRW	21,250,000,000	Royal Bank of Canada	12/2/2013	-	($79,373)	(79,373)
	USD	20,000,000	KRW	21,290,000,000	Royal Bank of Canada	1/2/2014	-	(97,872)	(97,872)
	USD	6,732,151	SGD	8,430,000	Royal Bank of Canada	1/6/2014	14,036	-	14,036

							$103,086	($177,245)	($74,159)

Global Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Global Bond Fund
	AUD	31,344,649	USD	28,688,693	Citibank N.A.	12/3/2013	-	($157,219)	($157,219)
	AUD	5,168,000	USD	4,828,136	JPMorgan Chase Bank N.A.	12/3/2013	-	(123,962)	(123,962)
	BRL	2,306,258	USD	1,055,858	Credit Suisse International	12/3/2013	-	(67,850)	(67,850)
	BRL	2,306,258	USD	991,982	Morgan Stanley Company, Inc.	12/3/2013	-	(3,973)	(3,973)
	BRL	517,198	USD	233,156	JPMorgan Chase Bank	1/3/2014	-	(13,161)	(13,161)
	BRL	2,306,258	USD	977,891	Morgan Stanley Company, Inc.	1/3/2014	$3,099	-	3,099
	CAD	3,219,000	USD	3,056,626	Citibank N.A.	12/23/2013	-	(28,685)	(28,685)
	CAD	3,429,752	USD	3,319,013	Royal Bank of Canada	12/23/2013	-	(92,829)	(92,829)
	CLP	11,892,800	USD	22,774	HSBC Bank USA	12/5/2013	-	(450)	(450)
	CNY	6,158,020	USD	1,012,000	Barclays Capital	4/25/2014	-	(4,276)	(4,276)
	CNY	12,947,975	USD	2,126,000	Citibank N.A.	4/25/2014	-	(7,140)	(7,140)
	CNY	4,762,380	USD	782,000	Goldman Sachs International	4/25/2014	-	(2,664)	(2,664)
	CNY	4,101,290	USD	674,000	HSBC Bank USA	4/25/2014	-	(2,848)	(2,848)

251

CNY	7,796,270	USD	1,280,000	JPMorgan Chase Bank	4/25/2014	-	(4,186)	(4,186)
CNY	7,939,353	USD	1,301,000	Royal Bank of Scotland PLC	4/25/2014	-	(1,771)	(1,771)
CNY	8,208,665	USD	1,349,000	UBS AG	4/25/2014	-	(5,700)	(5,700)
CNY	3,868,200	USD	630,000	Bank of America N.A.	9/8/2015	-	(1,603)	(1,603)
CNY	6,668,200	USD	1,092,925	Barclays Capital	9/8/2015	-	(9,662)	(9,662)
CNY	30,936,600	USD	5,114,018	Citibank N.A.	9/8/2015	-	(88,302)	(88,302)
CNY	3,950,000	USD	653,595	JPMorgan Chase Bank	9/8/2015	-	(11,909)	(11,909)
CNY	3,753,050	USD	610,000	Morgan Stanley Company, Inc.	9/8/2015	-	(309)	(309)
DKK	23,682,000	USD	4,241,236	UBS AG	1/14/2014	74,951	-	74,951
EUR	18,213,000	USD	24,643,826	Bank of America N.A.	12/17/2013	103,850	-	103,850
EUR	34,215,000	USD	46,326,798	Barclays Bank PLC Wholesale	12/17/2013	164,265	-	164,265
EUR	14,601,869	USD	19,878,023	Citibank N.A.	12/17/2013	-	(37,122)	(37,122)
EUR	5,303,000	USD	7,087,953	Goldman Sachs Capital
				Markets LP	12/17/2013	117,721	-	117,721
EUR	3,413,000	USD	4,602,935	HSBC Bank USA	12/17/2013	34,622	-	34,622
EUR	460,000	USD	620,989	JPMorgan Chase Bank N.A.	12/17/2013	4,055	-	4,055
EUR	2,706,000	USD	3,602,752	UBS AG	12/17/2013	74,139	-	74,139
EUR	746,000	USD	1,003,773	Westpac Banking Corporation	12/17/2013	9,886	-	9,886
GBP	2,253,000	USD	3,619,893	BNP Paribas SA	12/3/2013	66,690	-	66,690
GBP	7,449,638	USD	12,033,635	Citibank N.A.	12/3/2013	156,205	-	156,205
GBP	3,187,000	USD	5,060,162	JPMorgan Chase Bank N.A.	12/3/2013	154,725	-	154,725
GBP	706,000	USD	1,142,018	Citibank N.A.	1/2/2014	12,964	-	12,964
GBP	4,917,638	USD	7,963,829	Credit Suisse International	1/2/2014	81,187	-	81,187
GBP	2,448,000	USD	3,965,907	HSBC Bank USA	1/2/2014	38,902	-	38,902
JPY	2,463,889,155	USD	24,812,155	HSBC Bank USA	2/18/2014	-	(748,656)	(748,656)
JPY	7,776,200,000	USD	76,841,895	JPMorgan Chase Bank N.A.	2/18/2014	-	(895,873)	(895,873)
MXN	12,533,954	USD	968,000	Bank of America N.A.	12/17/2013	-	(13,697)	(13,697)
MXN	34,806,369	USD	2,667,693	Barclays Bank PLC Wholesale	12/17/2013	-	(17,626)	(17,626)
MXN	15,179,355	USD	1,175,000	Credit Suisse International	12/17/2013	-	(19,283)	(19,283)
MXN	23,591,256	USD	1,822,000	Deutsche Bank AG London	12/17/2013	-	(25,823)	(25,823)
MXN	15,102,311	USD	1,169,000	Goldman Sachs Capital
				Markets LP	12/17/2013	-	(19,149)	(19,149)
MXN	13,446,196	USD	1,025,412	HSBC Bank USA	12/17/2013	-	(1,653)	(1,653)
MXN	26,667,951	USD	2,042,206	JPMorgan Chase Bank N.A.	12/17/2013	-	(11,777)	(11,777)
MXN	62,961,558	USD	4,854,000	Morgan Stanley & Company,
				Inc	12/17/2013	-	(60,269)	(60,269)
MXN	10,427,061	USD	795,000	Royal Bank of Scotland PLC	12/17/2013	-	(1,110)	(1,110)
NZD	35,277,000	USD	29,026,198	Morgan Stanley & Company,
				Inc	12/3/2013	-	(326,600)	(326,600)

252

USD	890,584	AUD	938,000	Citibank N.A.	12/3/2013	36,769	-	36,769
USD	3,685,502	AUD	3,889,000	HSBC Bank USA	12/3/2013	145,538	-	145,538
USD	1,090,969	AUD	1,147,000	JPMorgan Chase Bank N.A.	12/3/2013	46,912	-	46,912
USD	2,744,326	AUD	2,962,000	Royal Bank of Canada	12/3/2013	48,164	-	48,164
USD	26,115,087	AUD	27,576,649	UBS AG	12/3/2013	1,013,435	-	1,013,435
USD	27,912,101	AUD	30,584,649	Citibank N.A.	1/6/2014	133,231	-	133,231
USD	1,893,643	AUD	2,079,000	UBS AG	1/6/2014	5,366	-	5,366
USD	991,982	BRL	2,306,258	Credit Suisse International	12/3/2013	3,973	-	3,973
USD	984,739	BRL	2,306,258	Morgan Stanley Company, Inc.	12/3/2013	-	(3,269)	(3,269)
USD	832,010	BRL	1,883,753	Deutsche Bank AG London	1/3/2014	30,737	-	30,737
USD	445,161	BRL	1,006,064	Morgan Stanley Company, Inc.	1/3/2014	17,222	-	17,222
USD	217,219	CAD	227,000	Bank of America N.A.	12/23/2013	3,693	-	3,693
USD	53,103	CAD	55,000	JPMorgan Chase Bank N.A.	12/23/2013	1,367	-	1,367
USD	3,672,575	CAD	3,848,000	UBS AG	12/23/2013	52,968	-	52,968
USD	3,000	CLP	1,522,950	Citibank N.A.	12/5/2013	141	-	141
USD	3,000	CLP	1,521,600	Goldman Sachs Capital	12/5/2013
				Markets LP		144	-	144
USD	15,855,172	CNY	97,794,700	UBS AG	1/15/2014	-	(175,059)	(175,059)
USD	1,164,019	DKK	6,380,000	UBS AG	1/14/2014	1,226	-	1,226
USD	2,267,985	EUR	1,663,000	Bank of America N.A.	12/17/2013	8,315	-	8,315
USD	21,874,526	EUR	16,262,000	Barclays Bank PLC Wholesale	12/17/2013	-	(222,147)	(222,147)
USD	5,531,508	EUR	4,071,000	BNP Paribas SA	12/17/2013	-	(134)	(134)
USD	38,687,263	EUR	28,953,104	Citibank N.A.	12/17/2013	-	(653,979)	(653,979)
USD	2,153,000	EUR	1,591,707	Deutsche Bank AG London	12/17/2013	-	(9,798)	(9,798)
USD	7,206,390	EUR	5,349,000	Goldman Sachs Capital	12/17/2013
				Markets LP		-	(61,788)	(61,788)
USD	12,175,503	EUR	9,022,000	HSBC Bank USA	12/17/2013	-	(83,517)	(83,517)
USD	10,408,835	EUR	7,717,000	JPMorgan Chase Bank N.A.	12/17/2013	-	(76,962)	(76,962)
USD	5,530,913	EUR	4,070,000	Morgan Stanley & Company,	12/17/2013
				Inc.		630	-	630
USD	20,761,034	EUR	15,342,000	Royal Bank of Scotland PLC	12/17/2013	-	(85,550)	(85,550)
USD	15,002,106	EUR	10,956,000	UBS AG	12/17/2013	115,182	-	115,182
USD	2,198,010	EUR	1,595,000	Westpac Banking Corporation	12/17/2013	30,737	-	30,737
USD	955,964	GBP	594,000	Bank of America N.A.	12/3/2013	-	(15,998)	(15,998)
USD	3,823,313	GBP	2,374,000	Citibank N.A.	12/3/2013	-	(61,262)	(61,262)
USD	7,965,590	GBP	4,917,638	Credit Suisse International	12/3/2013	-	(81,139)	(81,139)
USD	5,912,189	GBP	3,681,000	HSBC Bank USA	12/3/2013	-	(111,030)	(111,030)
USD	1,691,645	GBP	1,046,000	JPMorgan Chase Bank N.A.	12/3/2013	-	(19,925)	(19,925)
USD	441,895	GBP	277,000	UBS AG	12/3/2013	-	(11,361)	(11,361)

253

USD	6,638,253	GBP	4,249,978	Royal Bank of Scotland PLC	12/12/2013	-	(315,540)	(315,540)
USD	6,490,552	GBP	3,972,000	Bank of America N.A.	1/2/2014	-	(7,447)	(7,447)
USD	1,184,537	GBP	727,000	JPMorgan Chase Bank N.A.	1/2/2014	-	(4,799)	(4,799)
USD	1,274,000	JPY	125,817,692	Citibank N.A.	12/3/2013	45,851	-	45,851
USD	2,849,913	JPY	284,600,000	Bank of America N.A.	2/18/2014	70,376	-	70,376
USD	1,610,850	JPY	163,900,000	Barclays Bank PLC Wholesale	2/18/2014	10,126	-	10,126
USD	5,069,594	JPY	517,900,000	Citibank N.A.	2/18/2014	11,540	-	11,540
USD	6,384,297	JPY	633,900,000	JPMorgan Chase Bank N.A.	2/18/2014	193,331	-	193,331
USD	7,771,452	JPY	772,100,000	Morgan Stanley & Company,
				Inc.	2/18/2014	230,761	-	230,761
USD	1,558,000	MXN	20,606,108	Bank of America N.A.	12/17/2013	-	(10,896)	(10,896)
USD	1,693,000	MXN	22,418,706	Citibank N.A.	12/17/2013	-	(13,904)	(13,904)
USD	1,992,500	MXN	25,382,639	Credit Suisse International	12/17/2013	59,931	-	59,931
USD	1,685,000	MXN	21,763,033	Deutsche Bank AG London	12/17/2013	28,019	-	28,019
USD	1,236,000	MXN	16,137,216	Goldman Sachs Capital
				Markets LP	12/17/2013	7,354	-	7,354
USD	4,579,455	MXN	59,790,153	HSBC Bank USA	12/17/2013	27,187	-	27,187
USD	4,475,667	MXN	58,419,272	JPMorgan Chase Bank N.A.	12/17/2013	27,774	-	27,774
USD	1,699,000	MXN	22,488,966	Morgan Stanley & Company,
				Inc.	12/17/2013	-	(13,252)	(13,252)
USD	1,817,000	MXN	23,494,793	Royal Bank of Scotland PLC	12/17/2013	28,167	-	28,167
USD	3,368,073	MXN	42,343,411	Morgan Stanley & Company,
				Inc.	12/19/2013	144,598	-	144,598
USD	2,238,458	MXN	28,432,224	Bank of America N.A.	1/23/2014	79,462	-	79,462
USD	4,203,458	MXN	53,663,445	Bank of America N.A.	3/6/2014	141,832	-	141,832
USD	13,209,340	MXN	175,821,434	Goldman Sachs Capital
				Markets LP	3/6/2014	-	(98,059)	(98,059)
USD	1,480,549	MXN	19,660,206	JPMorgan Chase Bank N.A.	3/6/2014	-	(7,474)	(7,474)
USD	2,544,122	MXN	33,383,973	Goldman Sachs Capital
				Markets LP	3/20/2014	20,070	-	20,070
USD	788,637	MXN	10,420,648	Deutsche Bank AG London	6/19/2014	6,235	-	6,235
USD	778,289	MXN	10,414,284	Morgan Stanley & Company,
				Inc.	6/19/2014	-	(3,634)	(3,634)
USD	29,088,003	NZD	35,277,000	Deutsche Bank AG London	12/3/2013	388,406	-	388,406
USD	28,958,748	NZD	35,277,000	Morgan Stanley & Company,
				Inc.	1/6/2014	327,224	-	327,224
USD	522,314	SEK	3,456,000	UBS AG	2/13/2014	-	(3,809)	(3,809)
USD	187,000	ZAR	1,913,571	Barclays Bank PLC Wholesale	1/15/2014	399	-	399
USD	236,222	ZAR	2,310,460	Deutsche Bank AG London	1/15/2014	10,919	-	10,919

254

$4,652,573	($4,958,869)	($306,296)

High Yield Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

High Yield Fund	BRL	309,215	USD	131,051	Citibank N.A.	1/15/2014	$90	-	$90
	USD	2,121,495	BRL	4,796,700	Citibank N.A.	1/15/2014	87,167	-	87,167
	USD	33,231,517	EUR	24,658,497	UBS AG London	2/18/2014	-	($276,629)	(276,629)
	USD	6,370,107	GBP	3,972,875	UBS AG London	2/18/2014	-	(126,918)	(126,918)

							$87,257	($403,547)	($316,290)

Investment Quality Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Investment Quality Bond Fund
	BRL	1,125,000	USD	483,892	Morgan Stanley & Co.	12/3/2013	-	($1,938)	($1,938)
					International Plc
	BRL	635,000	USD	288,211	Royal Bank of Canada	12/3/2013	-	(16,175)	(16,175)
	BRL	490,000	USD	218,945	Standard Chartered Bank	12/3/2013	-	(9,028)	(9,028)
					Morgan Stanley & Co.
	USD	484,621	BRL	1,125,000	International Plc	12/3/2013	$2,668	-	2,668
	USD	273,130	BRL	635,000	Royal Bank of Canada	12/3/2013	1,094	-	1,094
	USD	210,762	BRL	490,000	Standard Chartered Bank	12/3/2013	844	-	844

							$4,606	($27,141)	($22,535)

Mutual Shares Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to maintain diversity and liquidity of the fund.

				Contractual			Net Unrealized
				Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy	Contract to Sell	Counterparty	Date	Appreciation	Depreciation	(Depreciation)

255

Mutual Shares Fund	EUR	3,000	USD	4,080	HSBC Bank PLC	1/17/2014	-	($4)	($4)
	GBP	421,059	USD	682,072	Bank of America N.A.	2/19/2014	$6,499	-	6,499
	GBP	96,878	USD	156,866	Barclays Bank PLC Wholesale	2/19/2014	1,562	-	1,562
	GBP	651,300	USD	1,056,597	Credit Suisse International	2/19/2014	8,495	-	8,495
					State Street Bank and Trust
	GBP	282,672	USD	462,327	Company	2/19/2014	-	(64)	(64)
	KRW	126,785,520	USD	118,711	Bank of America N.A.	2/12/2014	814	-	814
	KRW	21,560,000	USD	19,897	Credit Suisse International	2/12/2014	429	-	429
	KRW	420,111,214	USD	391,363	HSBC Bank PLC	2/12/2014	4,691	-	4,691
	USD	5,194,508	EUR	3,969,269	Bank of America N.A.	1/17/2014	-	(198,985)	(198,985)
	USD	4,712,334	EUR	3,608,606	Barclays Bank PLC Wholesale	1/17/2014	-	(191,085)	(191,085)
	USD	889,375	EUR	665,297	Credit Suisse International	1/17/2014	-	(14,638)	(14,638)
	USD	483,547	EUR	368,366	Deutsche Bank AG London	1/17/2014	-	(16,993)	(16,993)
	USD	350,507	EUR	259,516	HSBC Bank PLC	1/17/2014	-	(2,126)	(2,126)
					State Street Bank and Trust
	USD	92,092	EUR	68,115	Company	1/17/2014	-	(463)	(463)
	USD	6,869,261	EUR	5,109,270	Bank of America N.A.	5/15/2014	-	(74,604)	(74,604)
	USD	22,299,544	GBP	14,334,694	Bank of America N.A.	2/19/2014	-	(1,142,448)	(1,142,448)
	USD	10,854,247	GBP	6,977,348	Barclays Bank PLC Wholesale	2/19/2014	-	(556,036)	(556,036)
	USD	1,972,373	GBP	1,234,798	Credit Suisse International	2/19/2014	-	(46,933)	(46,933)
	USD	415,515	GBP	262,427	HSBC Bank PLC	2/19/2014	-	(13,641)	(13,641)
	USD	1,006,555	KRW	1,130,690,415	Bank of America N.A.	2/12/2014	-	(59,387)	(59,387)
	USD	2,103,791	KRW	2,347,283,603	Credit Suisse International	2/12/2014	-	(109,077)	(109,077)
	USD	1,512,980	KRW	1,699,169,558	Deutsche Bank AG London	2/12/2014	-	(88,888)	(88,888)
	USD	949,648	KRW	1,052,857,917	HSBC Bank PLC	2/12/2014	-	(42,919)	(42,919)

							$22,490	($2,558,291)	($2,535,801)

Real Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Real Return Bond Fund	AUD	10,103,000	USD	9,240,638	Citibank N.A.	12/3/2013	-	($44,380)	($44,380)
	BRL	6,499,475	USD	2,966,984	Morgan Stanley Company, Inc.	12/3/2013	-	(182,589)	(182,589)
	BRL	6,499,475	USD	2,755,883	Morgan Stanley Company, Inc.	1/3/2014	$8,733	-	8,733

256

EUR	13,372,000	USD	18,099,002	Bank of America N.A.	12/3/2013	70,883	-	70,883
MXN	17,946,832	USD	1,353,652	JPMorgan Chase Bank N.A.	12/17/2013	12,773	-	12,773
NZD	1,989,000	USD	1,636,348	HSBC Bank USA	12/3/2013	-	(18,198)	(18,198)
USD	9,567,541	AUD	10,103,000	UBS AG	12/3/2013	371,285	-	371,285
USD	9,220,180	AUD	10,103,000	Citibank N.A.	1/6/2014	44,010	-	44,010
USD	2,775,181	BRL	6,499,475	Morgan Stanley Company, Inc.	12/3/2013	-	(9,214)	(9,214)
USD	143,266	BRL	316,990	Barclays Capital	1/3/2014	8,431	-	8,431
USD	15,004	BRL	33,451	BNP Paribas SA	1/3/2014	776	-	776
USD	489,118	EUR	363,000	Bank of America N.A.	12/3/2013	-	(4,127)	(4,127)
USD	16,270,408	EUR	11,830,000	Barclays Bank PLC Wholesale	12/3/2013	195,794	-	195,794
USD	1,584,166	EUR	1,179,000	JPMorgan Chase Bank N.A.	12/3/2013	-	(17,861)	(17,861)
USD	18,099,136	EUR	13,372,000	Bank of America N.A.	1/2/2014	-	(70,491)	(70,491)
USD	2,076,111	EUR	1,543,000	Westpac Banking Corp.	1/2/2014	-	(20,489)	(20,489)
USD	3,275,409	GBP	2,097,000	Royal Bank of Scotland PLC	12/12/2013	-	(155,692)	(155,692)
USD	300,096	JPY	29,800,000	HSBC Bank USA	2/18/2014	9,055	-	9,055
USD	1,647,085	NZD	1,989,000	HSBC Bank USA	12/3/2013	28,934	-	28,934
USD	1,632,629	NZD	1,989,000	HSBC Bank USA	1/6/2014	18,316	-	18,316
USD	609,809	ZAR	6,042,279	Deutsche Bank AG London	12/9/2013	17,293	-	17,293
USD	592,290	ZAR	6,042,279	Deutsche Bank AG London	1/15/2014	3,082	-	3,082
ZAR	6,042,279	USD	595,698	Deutsche Bank AG London	12/9/2013	-	(3,181)	(3,181)

						$789,365	($526,222)	$263,143

Spectrum Income Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Spectrum Income Fund	BRL	6,530,000	USD	2,846,556	Barclays Bank PLC	12/3/2013	-	($49,084)	($49,084)
	CAD	310,000	USD	300,520	HSBC Bank PLC	1/13/2014	-	(9,069)	(9,069)
	CAD	1,070,000	USD	1,021,446	Royal Bank of Canada	1/13/2014	-	(15,468)	(15,468)
	CAD	84,000	USD	80,413	JPMorgan Chase Bank N.A.	2/20/2014	-	(1,513)	(1,513)
	CAD	1,192,000	USD	1,135,178	Royal Bank of Canada	2/20/2014	-	(15,545)	(15,545)
	CHF	1,469,000	USD	1,599,925	JPMorgan Chase Bank N.A.	2/20/2014	$22,032	-	22,032
	CLP	21,048,000	USD	39,975	Goldman Sachs & Company	2/20/2014	-	(765)	(765)
	CNY	6,323,000	USD	1,032,074	Standard Chartered Bank	2/19/2014	3,603	-	3,603

257

COP	486,475,000	USD	249,634	Merrill Lynch International
				Bank	2/20/2014	412	-	412
CZK	4,362,000	USD	217,037	Barclays Capital	2/20/2014	-	(326)	(326)
DKK	439,480	USD	79,367	JPMorgan Chase Bank N.A.	2/20/2014	759	-	759
EUR	420,000	USD	564,673	Deutsche Bank AG London	12/5/2013	6,023	-	6,023
EUR	440,000	USD	589,558	Deutsche Bank AG London	1/13/2014	8,315	-	8,315
EUR	825,000	USD	1,115,830	Goldman Sachs International	1/13/2014	5,183	-	5,183
EUR	458,000	USD	613,729	Deutsche Bank AG London	2/20/2014	8,644	-	8,644
EUR	376,000	USD	507,331	Merrill Lynch International	2/20/2014	3,613	-	3,613
EUR	188,000	USD	254,156	Royal Bank of Scotland PLC	2/20/2014	1,316	-	1,316
EUR	17,771	USD	24,039	State Street Bank London	2/20/2014	109	-	109
GBP	1,215,000	USD	1,963,531	HSBC Bank PLC	12/23/2013	24,291	-	24,291
GBP	1,281,586	USD	2,074,035	Merrill Lynch International	2/20/2014	21,768	-	21,768
HKD	5,465,000	USD	704,943	Standard Chartered Bank	12/19/2013	28	-	28
HKD	12,705,000	USD	1,638,817	Standard Chartered Bank	1/13/2014	210	-	210
IDR	9,681,141,000	USD	822,527	Deutsche Bank AG London	2/20/2014	-	(24,541)	(24,541)
INR	7,308,000	USD	106,999	JPMorgan Chase Bank	12/4/2013	9,920	-	9,920
INR	9,859,000	USD	153,879	Standard Chartered Bank	12/4/2013	3,853	-	3,853
INR	6,564,000	USD	103,013	HSBC Bank USA	2/20/2014	88	-	88
JPY	57,780,000	USD	588,615	JPMorgan Chase Bank N.A.	12/5/2013	-	(24,595)	(24,595)
JPY	976,929,000	USD	9,848,224	HSBC Bank PLC	2/20/2014	-	(306,972)	(306,972)
JPY	55,359,000	USD	561,416	JPMorgan Chase Bank N.A.	2/20/2014	-	(20,748)	(20,748)
JPY	89,225,000	USD	877,966	Royal Bank of Canada	2/20/2014	-	(6,544)	(6,544)
KRW	9,014,000	USD	8,344	JPMorgan Chase Bank	12/17/2013	170	-	170
KRW	432,940,000	USD	405,831	Standard Chartered Bank	12/17/2013	3,076	-	3,076
KRW	634,830,000	USD	594,410	Merrill Lynch International
				Bank	1/21/2014	4,460	-	4,460
KRW	156,951,000	USD	146,807	Standard Chartered Bank	1/21/2014	1,254	-	1,254
KRW	26,381,000	USD	24,787	State Street Bank London	1/21/2014	99	-	99
MXN	3,535,000	USD	271,364	Royal Bank of Canada	12/10/2013	-	(2,088)	(2,088)
MXN	14,695,000	USD	1,135,246	Royal Bank of Scotland PLC	12/10/2013	-	(15,868)	(15,868)
MXN	3,545,000	USD	273,464	UBS AG London	12/10/2013	-	(3,427)	(3,427)
MXN	1,265,000	USD	96,706	State Street Bank London	12/31/2013	-	(484)	(484)
MXN	1,060,000	USD	79,991	JPMorgan Chase Bank N.A.	2/20/2014	326	-	326
MXN	25,600,000	USD	1,941,262	Morgan Stanley & Company
				International	2/20/2014	-	(1,540)	(1,540)
MXN	690,378	USD	52,437	State Street Bank London	2/20/2014	-	(127)	(127)
MYR	347,000	USD	107,764	HSBC Bank USA	12/4/2013	-	(107)	(107)
MYR	954,000	USD	296,753	HSBC Bank USA	2/20/2014	-	(2,192)	(2,192)

258

MYR	72,000	USD	22,255	JPMorgan Chase Bank	2/20/2014	-	(24)	(24)
NOK	6,355,000	USD	1,064,436	HSBC Bank PLC	12/5/2013	-	(27,272)	(27,272)
NOK	4,135,000	USD	676,915	Deutsche Bank AG London	12/10/2013	-	(2,185)	(2,185)
NOK	3,500,000	USD	580,816	Deutsche Bank AG London	1/13/2014	-	(10,411)	(10,411)
NOK	10,451,000	USD	1,677,313	Credit Suisse Securities
				(Europe) Ltd.	2/20/2014	23,513	-	23,513
NOK	322,000	USD	53,862	JPMorgan Chase Bank N.A.	2/20/2014	-	(1,459)	(1,459)
NZD	355,000	USD	290,183	State Street Bank London	2/20/2014	-	(2,975)	(2,975)
PHP	1,030,000	USD	23,892	HSBC Bank PLC	10/16/2014	-	(312)	(312)
PLN	880,000	USD	282,534	Deutsche Bank AG London	12/20/2013	1,658	-	1,658
PLN	3,690,000	USD	1,173,283	HSBC Bank PLC	12/20/2013	18,384	-	18,384
PLN	807,000	USD	259,486	Credit Suisse Securities
				(Europe) Ltd.	2/20/2014	178	-	178
PLN	3,899,000	USD	1,237,828	Goldman Sachs International	2/20/2014	16,731	-	16,731
PLN	189,000	USD	60,884	JPMorgan Chase Bank N.A.	2/20/2014	-	(71)	(71)
RON	184,000	USD	55,614	State Street Bank London	1/15/2014	763	-	763
RUB	57,787,611	USD	1,766,569	State Street Bank London	12/13/2013	-	(26,851)	(26,851)
SEK	3,365,000	USD	507,434	Royal Bank of Scotland PLC	12/27/2013	5,309	-	5,309
SEK	7,694,735	USD	1,163,628	Royal Bank of Canada	2/20/2014	7,616	-	7,616
SGD	67,000	USD	53,627	Deutsche Bank AG London	2/20/2014	-	(230)	(230)
SGD	7,000	USD	5,633	JPMorgan Chase Bank N.A.	2/20/2014	-	(54)	(54)
THB	13,839,000	USD	434,369	Merrill Lynch International	2/20/2014	-	(4,975)	(4,975)
USD	620,762	AUD	670,000	HSBC Bank PLC	12/27/2013	11,833	-	11,833
USD	569,917	AUD	610,000	Royal Bank of Scotland PLC	12/27/2013	15,519	-	15,519
USD	457,705	AUD	495,000	HSBC Bank PLC	2/20/2014	9,434	-	9,434
USD	58,339	AUD	61,986	State Street Bank London	2/20/2014	2,204	-	2,204
USD	1,513,851	BRL	3,705,000	Merrill Lynch International
				Bank	12/3/2013	-	(73,382)	(73,382)
USD	1,260,289	BRL	2,825,000	Morgan Stanley & Company,
				Inc.	12/3/2013	50,050	-	50,050
USD	2,825,984	BRL	6,530,000	Barclays Bank PLC	1/3/2014	48,383	-	48,383
USD	5,751,695	BRL	13,662,000	Credit Suisse London	2/20/2014	5,918	-	5,918
USD	293,129	BRL	689,000	JPMorgan Chase Bank	2/20/2014	3,359	-	3,359
USD	620,780	BRL	1,458,000	Morgan Stanley & Company,
				Inc.	2/20/2014	7,594	-	7,594
USD	875,075	CAD	915,000	Standard Chartered Bank	12/9/2013	14,087	-	14,087
USD	1,324,643	CAD	1,380,000	Royal Bank of Canada	1/13/2014	27,214	-	27,214
USD	196,098	CHF	180,710	JPMorgan Chase Bank N.A.	2/12/2014	-	(3,411)	(3,411)
USD	257,839	CLP	135,760,000	Goldman Sachs & Company	2/20/2014	4,931	-	4,931

259

USD	2,475,727	EUR	1,835,000	HSBC Bank PLC	12/5/2013	-	(17,670)	(17,670)
USD	231,902	EUR	174,163	Goldman Sachs International	12/12/2013	-	(4,749)	(4,749)
USD	117,438	EUR	86,789	Royal Bank of Canada	12/12/2013	-	(490)	(490)
USD	14,565,887	EUR	10,974,571	Royal Bank of Scotland PLC	12/12/2013	-	(346,307)	(346,307)
USD	617,677	EUR	457,813	State Street Bank London	12/12/2013	-	(4,397)	(4,397)
USD	3,265,377	EUR	2,415,000	UBS AG London	1/13/2014	-	(16,133)	(16,133)
USD	920,574	EUR	681,000	Deutsche Bank AG London	2/20/2014	-	(4,833)	(4,833)
USD	8,757,020	EUR	6,507,796	Goldman Sachs International	2/20/2014	-	(86,380)	(86,380)
USD	92,591	EUR	68,000	JPMorgan Chase Bank N.A.	2/20/2014	187	-	187
USD	267,259	EUR	197,483	Merrill Lynch International	2/20/2014	-	(1,099)	(1,099)
USD	444,429	EUR	328,714	Royal Bank of Canada	2/20/2014	-	(2,258)	(2,258)
USD	182,859	EUR	135,343	Standard Chartered Bank	2/20/2014	-	(1,058)	(1,058)
USD	85,896	EUR	63,177	State Street Bank London	2/20/2014	45	-	45
USD	5,125,858	GBP	3,170,000	Deutsche Bank AG London	12/23/2013	-	(60,475)	(60,475)
USD	414,226	GBP	259,000	Deutsche Bank AG London	1/10/2014	-	(9,460)	(9,460)
USD	1,582,140	GBP	983,759	Royal Bank of Canada	1/10/2014	-	(27,143)	(27,143)
USD	254,627	GBP	157,544	State Street Bank London	1/10/2014	-	(3,091)	(3,091)
USD	5,298,750	GBP	3,319,000	Deutsche Bank AG London	2/20/2014	-	(128,873)	(128,873)
USD	232,603	GBP	144,137	JPMorgan Chase Bank N.A.	2/20/2014	-	(3,106)	(3,106)
USD	530,122	GBP	330,032	State Street Bank London	2/20/2014	-	(9,585)	(9,585)
USD	584,318	HKD	4,530,000	HSBC Bank PLC	1/13/2014	-	(81)	(81)
USD	300,663	HUF	65,080,000	Deutsche Bank AG London	1/21/2014	8,101	-	8,101
USD	442,077	HUF	98,984,000	HSBC Bank PLC	2/20/2014	-	(2,185)	(2,185)
USD	191,136	IDR	2,294,112,000	HSBC Bank USA	2/20/2014	2,039	-	2,039
USD	301,893	ILS	1,070,000	Deutsche Bank AG London	1/23/2014	-	(1,681)	(1,681)
USD	365,816	ILS	1,294,000	Goldman Sachs International	2/20/2014	-	(1,172)	(1,172)
USD	275,112	INR	17,167,000	Standard Chartered Bank	12/4/2013	461	-	461
USD	798,907	JPY	79,680,000	Barclays Capital	12/5/2013	21,110	-	21,110
USD	610,521	JPY	59,680,000	HSBC Bank PLC	12/5/2013	27,955	-	27,955
USD	349,303	JPY	34,730,000	Standard Chartered Bank	12/16/2013	10,252	-	10,252
USD	332,060	KRW	362,626,000	Deutsche Bank AG London	12/17/2013	-	(10,436)	(10,436)
USD	73,476	KRW	79,328,000	State Street Bank London	12/17/2013	-	(1,449)	(1,449)
USD	180,974	MXN	2,361,966	Barclays Capital	2/20/2014	2,007	-	2,007
USD	538,691	MXN	7,071,553	Goldman Sachs International	2/20/2014	2,876	-	2,876
USD	2,004,049	MXN	26,428,000	Morgan Stanley & Company
				International	2/20/2014	1,590	-	1,590
USD	105,088	MYR	347,000	JPMorgan Chase Bank	12/4/2013	-	(2,569)	(2,569)
USD	103,262	MYR	334,000	HSBC Bank USA	3/4/2014	213	-	213

260

USD	520,901	NOK	3,240,000	Deutsche Bank AG London	12/5/2013	-	(7,881)	(7,881)
USD	564,886	NOK	3,500,000	Deutsche Bank AG London	1/13/2014	-	(5,519)	(5,519)
USD	556,402	NOK	3,471,000	Deutsche Bank AG London	2/20/2014	-	(8,479)	(8,479)
USD	159,661	PHP	6,883,000	HSBC Bank USA	1/16/2014	2,070	-	2,070
USD	3,764,224	RUB	123,678,966	State Street Bank London	12/13/2013	40,823	-	40,823
USD	523,809	SEK	3,365,000	Royal Bank of Canada	12/27/2013	11,065	-	11,065
				Credit Suisse Securities
USD	944,489	SEK	6,326,000	(Europe) Ltd.	2/20/2014	-	(18,415)	(18,415)
USD	227,549	THB	7,385,000	HSBC Bank PLC	2/20/2014	-	(1,591)	(1,591)
USD	664,984	THB	21,454,000	State Street Bank London	2/20/2014	-	(687)	(687)
USD	159,095	TRY	325,000	Royal Bank of Scotland PLC	12/18/2013	-	(1,258)	(1,258)
USD	669,801	TRY	1,400,000	Goldman Sachs International	2/20/2014	-	(12,666)	(12,666)
USD	130,210	ZAR	1,295,000	Royal Bank of Canada	1/15/2014	3,929	-	3,929
USD	262,785	ZAR	2,764,000	Deutsche Bank AG London	2/20/2014	-	(5,320)	(5,320)

						$538,955	($1,463,112)	($924,157)

Total Return Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Total Return Fund	BRL	4,037,151	USD	1,736,484	Credit Suisse International	12/3/2013	-	($6,956)	($6,956)
	BRL	4,037,151	USD	1,723,805	Morgan Stanley Company, Inc.	12/3/2013	$5,723	-	5,723
	CAD	2,108,000	USD	2,037,286	Citibank N.A.	12/23/2013	-	(54,403)	(54,403)
	CAD	1,354,000	USD	1,307,751	Goldman Sachs Capital	12/23/2013	-	(34,116)	(34,116)
					Markets LP
	CAD	1,719,000	USD	1,676,468	HSBC Bank USA	12/23/2013	-	(59,497)	(59,497)
	CAD	1,639,000	USD	1,591,911	UBS AG	12/23/2013	-	(50,192)	(50,192)
	EUR	48,196,000	USD	65,233,286	Bank of America N.A.	12/3/2013	255,481	-	255,481
	EUR	1,182,000	USD	1,603,361	Bank of America N.A.	1/2/2014	2,719	-	2,719
	GBP	944,000	USD	1,527,735	Barclays Bank PLC Wholesale	12/12/2013	16,834	-	16,834
	MXN	37,796,480	USD	2,920,000	Royal Bank of Scotland PLC	12/17/2013	-	(42,273)	(42,273)
	USD	1,848,301	BRL	4,037,151	Credit Suisse International	12/3/2013	118,773	-	118,773
	USD	1,736,484	BRL	4,037,151	Morgan Stanley Company, Inc.	12/3/2013	6,956	-	6,956
	USD	1,711,818	BRL	4,037,151	Morgan Stanley Company, Inc.	1/3/2014	-	(5,425)	(5,425)
	USD	25,486,638	CAD	26,337,000	Royal Bank of Canada	12/23/2013	712,833	-	712,833
	USD	47,484,757	EUR	34,407,000	Goldman Sachs Capital	12/3/2013	732,495	-	732,495

261

				Markets LP
USD	19,019,237	EUR	13,789,000	JPMorgan Chase Bank N.A.	12/3/2013	282,733	-	282,733
USD	26,011,866	EUR	19,600,000	Royal Bank of Scotland PLC	12/23/2013	-	(620,379)	(620,379)
USD	65,233,768	EUR	48,196,000	Bank of America N.A.	1/2/2014	-	(254,067)	(254,067)
USD	22,024,962	EUR	16,700,000	Deutsche Bank AG London	2/28/2014	-	(668,892)	(668,892)
USD	9,066,798	EUR	6,773,000	Goldman Sachs Capital
				Markets LP	2/28/2014	-	(137,122)	(137,122)
USD	2,527,859	EUR	1,891,000	Royal Bank of Scotland PLC	3/14/2014	-	(41,904)	(41,904)
USD	1,137,051	EUR	900,000	BNP Paribas SA	4/1/2014	-	(86,032)	(86,032)
USD	887,145	EUR	700,000	Citibank N.A.	4/1/2014	-	(64,142)	(64,142)
USD	5,609,848	EUR	4,200,000	Bank of America N.A.	6/2/2014	-	(98,409)	(98,409)
USD	1,643,889	EUR	1,300,000	BNP Paribas SA	6/2/2014	-	(122,952)	(122,952)
USD	1,394,800	EUR	1,100,000	Credit Suisse International	6/2/2014	-	(100,220)	(100,220)
USD	6,146,170	EUR	4,600,000	HSBC Bank USA	6/2/2014	-	(105,730)	(105,730)
USD	1,138,500	EUR	900,000	BNP Paribas SA	7/1/2014	-	(84,790)	(84,790)
USD	1,012,480	EUR	800,000	BNP Paribas SA	8/1/2014	-	(74,978)	(74,978)
USD	686,039	GBP	424,000	Citibank N.A.	12/12/2013	-	(7,708)	(7,708)
USD	18,932,396	GBP	12,121,000	Royal Bank of Scotland PLC	12/12/2013	-	(899,925)	(899,925)
USD	5,501,165	JPY	546,275,000	HSBC Bank USA	2/18/2014	165,986	-	165,986
USD	7,908,973	MXN	104,857,815	JPMorgan Chase Bank N.A.	12/17/2013	-	(74,631)	(74,631)
USD	731,033	MXN	9,416,803	JPMorgan Chase Bank N.A.	1/23/2014	15,970	-	15,970
USD	2,183,388	MXN	28,211,553	BNP Paribas SA	2/6/2014	43,408	-	43,408

						$2,359,911	($3,694,743)	($1,334,832)

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the funds’ exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds’ exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

262

When the funds purchase an option, the premiums paid by the funds are included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the funds write an option, the premiums received are included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended November 30, 2013, the Global Bond Fund, used purchased options to manage against anticipated interest rate changes. Health Sciences Fund used purchased options to gain exposure to certain securities. Mutual Shares Fund used purchased options gain exposure to certain securities and to maintain diversity and liquidity of the fund. Real Return Bond Fund used purchased options to manage duration of the fund and manage against anticipated interest rate changes. Spectrum Income Fund used purchased options to gain exposure to foreign currency / substitute for securities purchase (or to be purchased) and to maintain diversity and liquidity of the fund.

The following tables summarize the funds’ written options activities during the period ended November 30, 2013, and the contracts held at November 30, 2013. In addition the tables detail how the funds used written options during the period ended November 30, 2013.

	Number of Contracts	Premiums Received
Capital Appreciation Value Fund

Outstanding, beginning of period	22,184	$4,400,513
Options written	6,063	1,554,352
Option closed	(4,051)	(883,716)
Options exercised	(3,172)	(516,218)
Options expired	(328)	(70,509)
Outstanding, end of period	20,696	$4,484,422
Global Bond Fund

Outstanding, beginning of period	102,400,142	$1,075,276
Options written	144,753,718	758,296
Option closed	(12,565,990)	(65,504)
Options exercised	(45,405,439)	(250,146)
Options expired	(21,231,255)	(273,982)
Outstanding, end of period	167,951,176	$1,243,940
Health Sciences Fund

Outstanding, beginning of period	2,930	$2,142,957
Options written	446	161,718
Option closed	(549)	(411,883)
Options exercised	(90)	(75,981)
Options expired	(252)	(70,907)

263

Outstanding, end of period	2,485	$1,745,904
Real Return Bond Fund

Outstanding, beginning of period	153,600,000	$1,214,103
Options written	91,800,230	277,998
Option closed	-	-
Options exercised	(30,400,000)	(117,403)
Options expired	(44,000,010)	(368,168)
Outstanding, end of period	171,000,220	$1,006,530
Redwood Fund

Outstanding, beginning of period	112,392	$83,029,262
Options written	26,042	19,072,133
Option closed	(19,015)	(19,070,958)
Options exercised	(14,489)	(13,490,817)
Options expired	(4,195)	(213,783)
Outstanding, end of period	100,735	$69,325,837
Total Return Fund

Outstanding, beginning of period	650,600,000	$2,046,320
Options written	513,000,258	2,048,535
Option closed	(38)	(16,858)
Options exercised	(243,400,000)	(781,917)
Options expired	(328,200,000)	(953,002)
Outstanding, end of period	592,000,220	$2,343,078

264

Options on Securities

Capital Appreciation Value Fund
The fund used written options to gain exposure to certain securities.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	date	Contracts	Premium	Value

Capital Appreciation Value Fund	Calls

	Accenture PLC	$80.00	Jan 2015	291	$120,425	($157,140)
	Accenture PLC	85.00	Jan 2015	291	79,322	(101,850)
	Apache Corp.	90.00	Jan 2014	183	34,862	(64,508)
	Consolidated Edison, Inc.	60.00	Jan 2014	398	15,920	(2,985)
	Consolidated Edison, Inc.	60.00	Jan 2015	398	62,486	(50,745)
	JPMorgan Chase & Company	45.00	Jan 2014	830	216,625	(1,031,275)
	Lowes Companies, Inc.	45.00	Jan 2014	833	175,763	(256,148)
	Lowes Companies, Inc.	46.00	Jan 2014	207	53,406	(48,438)
	Lowes Companies, Inc.	55.00	Jan 2015	544	123,336	(116,144)
	NRG Energy, Inc.	25.00	Jan 2014	444	148,518	(91,020)
	NRG Energy, Inc.	27.00	Jan 2014	445	96,565	(40,050)
	PepsiCo, Inc.	77.50	Jan 2014	805	383,180	(557,462)
	PepsiCo, Inc.	75.00	Jan 2014	940	612,880	(885,950)
	Pfizer, Inc.	27.00	Jan 2014	56	7,066	(26,880)
	Philip Morris International, Inc.	95.00	Jan 2015	157	39,877	(25,984)
	Philip Morris International, Inc.	97.50	Jan 2015	421	95,531	(51,783)
	Simon Property Group, Inc.	175.00	Jan 2015	77	32,109	(32,725)
	Simon Property Group, Inc.	180.00	Jan 2015	76	24,852	(26,030)
	Simon Property Group, Inc.	165.00	Jan 2015	77	53,669	(53,130)
	Simon Property Group, Inc.	170.00	Jan 2015	77	42,119	(42,158)
	Texas Instruments, Inc.	45.00	Jan 2015	1,805	361,388	(461,177)
	The Procter & Gamble Company	75.00	Jan 2014	1,217	126,064	(1,147,022)
	The Procter & Gamble Company	90.00	Jan 2015	462	68,330	(128,898)
	The Procter & Gamble Company	85.00	Jan 2015	931	231,543	(435,242)
	The Walt Disney Company	57.50	Jan 2014	388	82,376	(505,370)
	The Walt Disney Company	55.00	Jan 2014	405	125,482	(630,787)
	The Walt Disney Company	70.00	Jan 2014	837	149,823	(146,475)
	U.S. Bancorp.	35.00	Jan 2014	2,136	264,982	(907,800)
	U.S. Bancorp.	37.00	Jan 2014	3,699	258,038	(865,566)
	United Technologies Corp.	105.00	Jan 2014	412	116,035	(275,010)
	United Technologies Corp.	120.00	Jan 2015	427	166,114	(194,285)
	United Technologies Corp.	125.00	Jan 2015	427	115,736	(133,438)

					$4,484,422	($9,493,475)

265

Health Sciences Fund

The fund used written options to gain exposure to certain securities and to maintain diversity and liquidity of the fund.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	date	Contracts	Premium	Value

Health Sciences Fund	Calls

	Alexion Pharmaceuticals, Inc.	$110.00	Jan 2014	15	$15,555	($23,775)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2014	15	12,930	(17,700)
	athenahealth, Inc.	130.00	Jan 2014	46	28,785	(42,550)
	Incyte Corp.	40.00	Jan 2014	80	18,253	(62,800)
	Incyte Corp.	40.00	Dec 2013	90	18,094	(66,600)
	Intuitive Surgical, Inc.	680.00	Jan 2014	18	45,485	(90)
	Regeneron Pharmaceuticals, Inc.	330.00	Jan 2014	38	37,220	(20,520)
	Valeant Pharmaceuticals International, Inc.	120.00	Jan 2014	50	21,358	(7,375)

					$197,680	($241,410)

	Puts

	Agilent Technologies, Inc.	$45.00	Jan 2014	143	$115,395	($1,287)
	Alexion Pharmaceuticals, Inc.	110.00	Jan 2014	29	72,411	(3,698)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2014	29	72,121	(6,525)
	AmerisourceBergen Corp.	45.00	Jan 2014	24	11,277	(300)
	Bristol-Myers Squibb Company	35.00	Jan 2014	183	66,702	(275)
	Centene Corp.	40.00	Jan 2014	48	32,495	(840)
	Eli Lilly & Company	55.00	Jan 2014	96	62,113	(44,639)
	Express Scripts Holding Company	55.00	Jan 2014	10	7,170	(115)
	Forest Laboratories, Inc.	40.00	Jan 2014	285	141,732	(1,425)
	Gilead Sciences, Inc.	35.00	Jan 2014	52	30,861	(104)
	Gilead Sciences, Inc.	42.50	Jan 2014	190	121,675	(475)
	Humana, Inc.	80.00	Jan 2014	19	29,172	(95)
	Medivation, Inc.	55.00	Jan 2014	168	194,502	(19,068)
	Merck & Company Inc.	45.00	Jan 2014	114	60,532	(1,938)
	Pfizer, Inc.	27.00	Jan 2014	320	80,174	(1,440)
	Pharmacyclics, Inc.	50.00	Jan 2014	14	16,761	(2,800)
	St. Jude Medical, Inc.	30.00	Jan 2014	29	10,933	(73)
	St. Jude Medical, Inc.	45.00	Jan 2014	33	34,633	(248)
	Stryker Corp.	60.00	Jan 2014	48	36,455	(240)

266

	Teva Pharmaceutical Industries	45.00	Jan 2014	46	36,661	(21,044)
	UnitedHealth Group, Inc.	60.00	Jan 2014	80	74,443	(1,000)
	Vertex Pharmaceuticals, Inc.	60.00	Jan 2014	91	153,287	(12,058)
	Viropharma, Inc.	30.00	Jan 2014	14	11,445	(35)
	Wellpoint, Inc.	70.00	Jan 2014	68	75,274	(782)

					$1,548,224	($120,504)

Redwood Fund

The fund used written options to gain exposure to certain securities and to maintain diversity and liquidity of the fund.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	date	Contracts	Premium	Value

Redwood Fund	Calls

	Abercrombie & Fitch Company, Class A	$31.00	Feb 2014	602	$518,892	($279,930)
	Accenture PLC	60.00	May 2014	985	1,218,389	(1,758,225)
	Aetna, Inc.	40.00	Jan 2014	10	11,219	(28,925)
	Akamai Technologies, Inc.	37.00	Feb 2014	1,030	1,155,601	(860,050)
	Allergan, Inc.	87.50	Apr 2014	1,046	1,079,416	(1,229,050)
	Anadarko Petroleum Corp.	80.00	May 2014	1,175	1,599,106	(1,371,812)
	Bristol-Myers Squibb Company	37.00	Jan 2014	4	2,088	(5,760)
	Broadcom Corp., Class A	30.00	Jan 2014	2,688	1,881,456	(48,384)
	Cameron International Corp.	47.00	Jan 2014	1,704	2,373,424	(1,465,440)
	CBS Corp., Class B	37.00	Jan 2014	1,767	3,086,829	(4,028,760)
	CBS Corp., Class B	35.00	Jan 2014	873	1,223,886	(2,143,215)
	CitiGroup, Inc.	45.00	Jun 2014	3,686	2,838,031	(3,372,690)
	CitiGroup, Inc.	44.00	Jan 2014	956	537,229	(867,570)
	Citrix Systems, Inc.	55.00	Jan 2014	927	1,590,661	(477,405)
	Coach, Inc.	50.00	Jan 2014	1,490	2,042,688	(1,177,100)
	eBay, Inc.	50.00	Jan 2014	456	167,333	(121,980)
	eBay, Inc.	45.00	Jan 2014	670	594,254	(410,375)
	Edwards Lifesciences Corp.	60.00	Jan 2014	1,374	1,225,535	(879,360)
	EOG Resources, Inc.	97.50	Jan 2014	31	118,943	(209,560)
	Estee Lauder Companies, Inc., Class A	60.00	Apr 2014	1,576	2,170,059	(2,458,560)
	Expedia, Inc.	42.00	Jan 2014	27	28,267	(58,725)
	Express Scripts Holding Company	52.50	Jan 2014	1,593	1,667,773	(2,289,938)
	F5 Networks, Inc.	80.00	Jan 2014	646	1,677,742	(314,925)

267

Fastemal Company	45.00	Feb 2014	699	435,445	(223,680)
HCA Holdings, Inc.	38.00	Jun 2014	4,234	3,823,086	(4,106,980)
Hertz Global Holdsings, Inc.	19.00	Mar 2014	2,134	847,107	(1,184,370)
Hewlett-Packard Company	20.00	Jan 2014	1,831	1,111,329	(1,345,785)
Hewlett-Packard Company	20.00	May 2014	3,829	2,151,725	(2,871,750)
JPMorgan Chase & Company	42.00	Jan 2014	66	49,628	(102,630)
Juniper Networks, Inc.	18.00	Jan 2014	3,466	1,365,449	(873,432)
Las Vegas Sands Corp.	44.25	Jan 2015	2,998	4,652,702	(8,296,965)
Lennar Corp., Class A	31.00	Feb 2014	1,504	514,306	(834,720)
LyondellBasell Industries, Class A	42.75	Jan 2014	1	1,997	(3,485)
Mead Johnson Nutrition Company	70.00	Jan 2014	1,427	1,894,969	(2,086,987)
Microsoft Corp.	27.00	Jan 2014	28	8,007	(31,290)
Monster Beverage Corp.	45.00	Mar 2014	1,296	1,551,239	(1,969,920)
Oracle Corp.	30.00	Jan 2014	4,872	3,298,086	(2,643,060)
The Procter & Gamble Company	70.00	Jan 2014	1,163	1,220,503	(1,665,998)
Schlumberger, Ltd.	62.50	Jan 2014	202	231,362	(531,765)
Schlumberger, Ltd.	65.00	Jan 2014	21	23,708	(50,295)
Teradata Corp.	40.00	Jan 2014	1,058	599,838	(634,800)
Thoratec Corp.	27.00	Jan 2014	1,683	1,063,569	(2,145,825)
United Rentals, Inc.	27.00	Jan 2014	1,884	3,249,772	(7,875,120)
United States Steel Corp.	20.00	Jan 2014	3,620	2,200,774	(2,479,700)
UnitedHealth Group, Inc.	60.00	Jan 2014	1,462	1,369,815	(2,116,245)
UnitedHealth Group, Inc.	62.50	Mar 2014	730	735,071	(896,075)
Urban Outfitters, Inc.	34.00	Mar 2014	1,786	1,137,599	(1,053,740)
Walgreen Company	40.00	Jan 2014	18	11,735	(34,875)
Whole Foods Market, Inc.	36.50	Jan 2014	76	93,629	(153,330)

				$62,451,271	($72,070,561)

Puts

American Express Company	$45.00	Jan 2014	3,400	$686,678	($3,400)
AT&T, Inc.	32.00	Jan 2014	3,158	391,464	(37,896)
Boeing Company	85.00	Feb 2014	1,090	237,575	(17,440)
Cardinal Health, Inc.	40.00	Jan 2014	2,387	398,530	(5,968)
Caterpillar, Inc.	80.00	Jan 2014	1,158	598,629	(86,271)
Google, Inc., Class A	545.00	Jan 2014	351	915,026	(4,387)
Intel Corp.	21.00	Jan 2014	1,242	93,101	(10,557)
Intel Corp.	22.00	Jan 2014	1,206	118,140	(21,105)
Iron Mountain, Inc.	22.50	Apr 2014	2,578	505,187	(277,135)
JPMorgan Chase & Company	45.00	Jun 2014	1,034	198,486	(71,863)

268

JPMorgan Chase & Company	42.00	Jan 2014	902	182,166	(3,608)
Lookheed Martin Corp.	90.00	Jan 2014	624	86,711	(1,560)
Morgan Stanley	17.00	Jan 2014	3,786	658,682	(100,329)
Qualcomm, Inc.	50.00	Jan 2014	1,287	440,096	(111,326)
Safeway, Inc.	20.00	Jan 2014	3,953	410,954	(9,882)
United Continental Holdings	20.00	Jan 2014	2,911	494,749	(13,099)
United Continental Holdings	27.00	Dec 2013	976	153,192	(3,904)
Weight Watchers International, Inc.	40.00	Jan 2014	1,288	305,200	(998,200)

				$6,874,566	($1,777,930)

269

Options on Exchange-Traded Futures Contracts

Global Bond Fund

The fund used written options to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Global Bond Fund	Calls

	EURIBOR	$99.50	Dec 2014	71	$46,788	($66,326)

					$46,788	($66,326)

	Puts

	EURIBOR	$99.50	Dec 2014	71	$60,421	($18,089)
	German EURO-BUND	140.50	Dec 2013	34	15,131	(11,088)

					$75,552	($29,177)

Real Return Bond Fund
The fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Real Return Bond Fund	Puts

	Eurodollar Futures	$97.375	Mar 2014	220	$81,446	($61,875)

					$81,446	($61,875)

Total Return Fund
The fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Total Return Fund	Puts

	Eurodollar Futures	$97.375	Mar 2014	220	$77,289	($61,875)

					$77,289	($61,875)

270

Interest Rate Swaptions

Global Bond Fund

The fund used interest rate swaptions to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

				Pay/
				Receive
			Floating rate	Floating	Exercise	Expiration		Notional
Fund	Description	Counterparty	index	Rate	Rate	Date		Amount	Premium	Value

Global Bond Fund	Calls

	1-Year Interest Rate		3-Month
	Swap	Deutsche Bank AG	EURIBOR	Receive	0.40%	Mar 2014	EUR	8,100,000	$14,676	($16,135)
	1-Year Interest Rate	The Royal Bank of Scotland	3-Month
	Swap	PLC	EURIBOR	Receive	0.40%	Mar 2014	EUR	9,800,000	18,865	(19,522)
	5-Year Interest Rate	Goldman Sachs Capital	3-Month USD
	Swap	Markets, L.P.	LIBOR	Receive	1.40%	Jan 2014	USD	24,100,000	51,768	(45,597)
	10-Year Interest Rate	The Royal Bank of Scotland	3-Month USD
	Swap	PLC	LIBOR	Receive	2.50%	Jan 2014	USD	10,700,000	34,240	(9,972)
	10-Year Interest Rate	The Royal Bank of Scotland	3-Month USD
	Swap	PLC	LIBOR	Receive	2.50%	Mar 2014	USD	5,800,000	21,170	(11,356)

									$140,719	($102,582)

	Puts

	1-Year Interest Rate		3-Month
	Swap	Deutsche Bank AG	EURIBOR	Receive	0.40%	Mar 2014	EUR	8,100,000	$16,510	($2,014)
	1-Year Interest Rate	The Royal Bank of Scotland	3-Month
	Swap	PLC	EURIBOR	Receive	0.40%	Mar 2014	EUR	9,800,000	18,865	(2,437)
	5-Year Interest Rate		3-Month USD
	Swap	Bank of America N.A.	LIBOR	Receive	2.50%	Sep 2015	USD	21,000,000	399,000	(658,707)
	5-Year Interest Rate		3-Month USD
	Swap	Citibank N.A.	LIBOR	Receive	2.50%	Sep 2015	USD	13,000,000	245,040	(407,771)
	5-Year Interest Rate	Goldman Sachs Capital	3-Month USD
	Swap	Markets, L.P.	LIBOR	Receive	2.00%	Jan 2014	USD	24,100,000	125,980	(25,763)

									$805,395	($1,096,692)

Real Return Bond Fund

The fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

271

				Pay/Receive
			Floating Rate	Floating	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Rate	Rate	Date		Amount	Premium	Value

Real Return Bond Fund	Calls

	5-Year Interest Rate	Goldman Sachs Capital	3-Month USD
	Swap	Markets, LP	LIBOR	Receive	1.40%	Jan 2014	USD	3,600,000	$7,488	($6,810)
	5-Year Interest Rate	Goldman Sachs Capital	3-Month USD
	Swap	Markets, LP	LIBOR	Receive	1.30%	Mar 2014	USD	3,600,000	4,255	(4,561)
	10-Year Interest Rate		6-Month
	Swap	Barclays Bank PLC	EURIBOR	Receive	2.00%	Jan 2014	EUR	200,000	1,868	(1,984)
	10-Year Interest Rate		6-Month
	Swap	HSBC Bank USA	EURIBOR	Receive	2.00%	Jan 2014	EUR	300,000	2,179	(2,976)
	10-Year Interest Rate	The Royal Bank of Scotland	3-Month USD
	Swap	PLC	LIBOR	Receive	2.50%	Jan 2014	USD	19,900,000	125,390	(18,547)
	10-Year Interest Rate	The Royal Bank of Scotland	3-Month USD
	Swap	PLC	LIBOR	Receive	2.50%	Mar 2014	USD	2,700,000	9,855	(5,287)

									$151,035	($40,165)

	Puts

	2-Year Interest Rate	Goldman Sachs Capital	3-Month USD
	Swap	Markets, LP	LIBOR	Receive	2.00%	Mar 2014	USD	34,400,000	$35,914	($31,117)
	2-Year Interest Rate	Morgan Stanley Capital	3-Month USD
	Swap	Services, Inc.	LIBOR	Receive	2.00%	Mar 2014	USD	36,700,000	85,328	(33,198)
	5-Year Interest Rate	Goldman Sachs Capital	3-Month USD
	Swap	Markets, LP	LIBOR	Receive	2.00%	Jan 2014	USD	3,600,000	18,000	(3,848)
	5-Year Interest Rate	Goldman Sachs Capital	3-Month USD
	Swap	Markets, LP	LIBOR	Receive	1.90%	Mar 2014	USD	3,600,000	15,374	(15,703)
	5-Year Interest Rate		3-Month USD
	Swap	Deutsche Bank AG	LIBOR	Receive	2.85%	Apr 2014	USD	16,900,000	202,800	(17,525)
	10-Year Interest Rate		6-Month
	Swap	Barclays Bank PLC	EURIBOR	Receive	2.50%	Jan 2014	EUR	200,000	1,719	(95)
	10-Year Interest Rate		6-Month
	Swap	HSBC Bank USA	EURIBOR	Receive	2.50%	Jan 2014	EUR	300,000	2,220	(143)
	10-Year Interest Rate	The Royal Bank of Scotland	3-Month USD
	Swap	PLC	LIBOR	Receive	3.50%	Jan 2014	USD	17,300,000	168,694	(18,857)

									$530,049	($120,486)

272

Total Return Fund

The fund used interest rate swaptions to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

				Pay/
				Receive
			Floating Rate	Floating	Exercise	Expiration		Notional
Fund	Name of Issuer	Counterparty	Index	Rate	Rate	Date		Amount	Premium	Value

Total Return Fund
	CALLS

	1-Year Interest Rate		3-Month
	Swap	Bank of America N.A.	EURIBOR	Receive	0.40%	Mar 2014	EUR	$13,500,000	$25,228	($26,892)
	1-Year Interest Rate		3-Month
	Swap	Barclays Bank PLC	EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	6,380	(6,574)
	1-Year Interest Rate	Goldman Sachs Capital	3-Month
	Swap	Markets, L.P.	EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	6,805	(6,574)
	5-Year Interest Rate	Goldman Sachs Capital	3-Month USD
	Swap	Markets, L.P.	LIBOR	Receive	1.40%	Jan 2014	USD	108,200,000	186,616	(204,714)
	5-Year Interest Rate	Goldman Sachs Capital	3-Month USD
	Swap	Markets, L.P.	LIBOR	Receive	1.40%	May 2014	USD	14,900,000	38,367	(38,293)
	5-Year Interest Rate	Morgan Stanley Capital	3-Month USD
	Swap	Services, Inc.	LIBOR	Receive	1.30%	Jan 2014	USD	14,300,000	15,660	(11,454)
	5-Year Interest Rate	Morgan Stanley Capital	3-Month USD
	Swap	Services, Inc.	LIBOR	Receive	1.40%	May 2014	USD	19,500,000	47,775	(50,115)
	10-Year Interest Rate		3-Month USD
	Swap	Citibank N.A.	LIBOR	Receive	2.65%	Mar 2014	USD	4,600,000	19,780	(20,737)
	10-Year Interest Rate		3-Month USD
	Swap	Deutsche Bank AG	LIBOR	Receive	2.40%	Mar 2014	USD	7,300,000	22,630	(9,621)
	10-Year Interest Rate	Goldman Sachs Capital	3-Month USD
	Swap	Markets, L.P.	LIBOR	Receive	2.60%	Mar 2014	USD	7,500,000	44,625	(26,025)
	10-Year Interest Rate	The Royal Bank of Scotland	3-Month USD
	Swap	PLC	LIBOR	Receive	2.50%	Mar 2014	USD	11,400,000	41,610	(22,321)

									$455,476	($423,320)

	PUTS

	1-Year Interest Rate		3-Month
	Swap	Bank of America N.A.	EURIBOR	Receive	0.40%	Mar 2014	EUR	13,500,000	$30,013	($3,357)
	1-Year Interest Rate		3-Month
	Swap	Citibank N.A.	EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	7,230	(821)

273

1-Year Interest Rate	Goldman Sachs Capital	3-Month
Swap	Markets, L.P.	EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	6,805	(821)
2-Year Interest Rate	Goldman Sachs Capital	3-Month USD
Swap	Markets, L.P.	LIBOR	Receive	2.00%	Mar 2014	USD	45,500,000	49,689	(41,157)
2-Year Interest Rate	Morgan Stanley Capital	3-Month USD
Swap	Services, Inc.	LIBOR	Receive	2.00%	Mar 2014	USD	63,100,000	165,638	(57,078)
5-Year Interest Rate	Goldman Sachs Capital	3-Month USD
Swap	Markets, L.P.	LIBOR	Receive	1.90%	May 2014	USD	14,900,000	126,725	(113,627)
5-Year Interest Rate	Goldman Sachs Capital	3-Month USD
Swap	Markets, L.P.	LIBOR	Receive	2.00%	Jan 2014	USD	108,200,000	703,820	(115,666)
5-Year Interest Rate	Morgan Stanley Capital	3-Month USD
Swap	Services, Inc.	LIBOR	Receive	1.80%	Jan 2014	USD	14,300,000	61,902	(32,604)
10-Year Interest Rate		3-Month USD
Swap	Citibank N.A.	LIBOR	Receive	3.10%	Mar 2014	USD	4,600,000	55,200	(45,641)
10-Year Interest Rate		3-Month USD
Swap	Deutsche Bank AG	LIBOR	Receive	2.90%	Mar 2014	USD	7,300,000	116,800	(139,321)
10-Year Interest Rate		3-Month USD
Swap	Deutsche Bank AG	LIBOR	Receive	3.10%	Mar 2014	USD	14,700,000	205,116	(145,853)

								$1,528,938	($695,946)

				Buy/Sell	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value

Total Return Bond
Fund	Calls

	5-Year Credit Default
	Swap	Bank of America N.A.	CDX.IG20	Sell	0.65%	Dec 2013	USD	$8,800,000	$7,140	($16,279)
	5-Year Credit Default
	Swap	BNP Paribas	CDX.IG21	Sell	0.60%	Mar 2014	USD	6,500,000	3,900	(3,150)
	5-Year Credit Default
	Swap	BNP Paribas	CDX.IG20	Sell	0.60%	Dec 2013	USD	7,200,000	3,600	(4,523)
	5-Year Credit Default
	Swap	Citibank N.A.	CDX.IG20	Sell	0.65%	Dec 2013	USD	8,500,000	4,875	(8,394)
	5-Year Credit Default
	Swap	Deutsche Bank AG	CDX.IG20	Sell	0.65%	Dec 2013	USD	2,500,000	2,000	(4,625)

									$21,515	($36,971)

Credit Default Swaptions

Total Return Fund

The fund used credit default swaptions to manage against potential credit events.

274

Puts

5-Year Credit Default
Swap	Bank of America N.A.	CDX.IG20	Sell	1.00%	Dec 2013	USD	$8,800,000	$20,750	($4)
5-Year Credit Default
Swap	BNP Paribas	CDX.IG21	Sell	0.90%	Mar 2014	USD	6,500,000	7,930	(9,297)
5-Year Credit Default
Swap	BNP Paribas	CDX.IG20	Sell	0.90%	Dec 2013	USD	7,200,000	8,100	(22)
5-Year Credit Default
Swap	Citibank N.A.	CDX.IG20	Sell	0.90%	Dec 2013	USD	8,500,000	11,262	(26)
5-Year Credit Default
Swap	Deutsche Bank AG	CDX.IG20	Sell	0.90%	Dec 2013	USD	2,500,000	4,250	(8)
	Morgan Stanley
5-Year Credit Default
Swap	Capital Services, Inc.	CDX.IG20	Sell	1.10%	Dec 2013	USD	3,300,000	6,518	-

								$58,810	($9,357)

Inflation Floors Global Bond Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a subsitute for securities purchased.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

				Maximum of ((1+0.0%)[10] -
Global Bond Fund	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	(Index Final/Index Initial)) or $0	Sep 2020	USD	$1,700,000	$21,930	($1,841)

				Maximum of ((1+0.0%)[10] -
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.011	(Index Final/Index Initial)) or $0	Oct 2020	USD	2,000,000	19,600	(1,857)

								$41,530	($3,698)

Real Return Bond Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a subsitute for securities purchased.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

Real Return Bond				Maximum of ((1+0.0%)[10] -
Fund	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	(Index Final/Index Initial)) or $0	Apr 2020	USD	$23,900,000	$213,520	($26,686)

275

				Maximum of ((1+0.0%)[10] -
	Floor- OTC CPURNSA Index	Deutsche Bank AG	0*	(Index Final/Index Initial)) or $0	Jan 2018	USD	900,000	8,730	(1,352)

				Maximum of ((1+0.0%)[10] -
	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.949	(Index Final/Index Initial)) or $0	Mar 2020	USD	2,900,000	21,750	(2,319)

								$244,000	($30,357)
*The floor level is zero. The starting index value will be determined in January 2014, using the index value from November 2013.

Total Return Fund
The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a subsitute for securities purchased.
			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

				Maximum of ((1+0.0%)[10] -
Total Return Fund	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.949	(Index Final/Index Initial )) or $0	Mar 2020	USD	$1,600,000	$12,000	($1,280)

				Maximum of ((1+0.0%)[10] -
	Floor-OTC CPURNSA Index	Citibank N.A.	215.949	(Index Final/Index Initial )) or $0	Mar 2020	USD	4,500,000	38,060	(5,142)

				Maximum of ((1+0.0%)[10] -
	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	(Index Final/Index Initial )) or $0	Apr 2020	USD	11,000,000	98,100	(12,282)

				Maximum of ((1+0.0%)[10] -
	Floor-OTC CPURNSA Index	Citibank N.A.	217.965	(Index Final/Index Initial )) or $0	Sep 2020	USD	4,100,000	52,890	(4,440)

								$201,050	($23,144)

Foreign Currency Options

Global Bond Fund

The fund used written options to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies.

276

			Exercise	Expiration		Notional
Fund	Description	Counterparty	Price	Date		Amount	Premium	Value

Global Bond Fund	Calls

	Australian Dollar versus U.S. Dollar	Bank of America N.A.	$0.92	Dec 2013	AUD	2,400,000	$8,522	($7,559)
	Australian Dollar versus U.S. Dollar	Citibank N.A.	0.93	Dec 2013	AUD	4,300,000	18,324	(7,683)
	Australian Dollar versus U.S. Dollar	UBS AG	0.92	Dec 2013	AUD	3,900,000	15,309	(12,283)
	Australian Dollar versus U.S. Dollar	UBS AG	0.92	Dec 2013	AUD	3,100,000	11,107	(7,703)
	U.S. Dollar versus Japanese Yen	UBS AG	102.50	Dec 2013	USD	3,700,000	14,708	(25,545)

							$67,970	($60,773)
	Puts

	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$100.00	Dec 2013	USD	1,957,000	$8,963	($1,720)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	98.75	Dec 2013	USD	3,962,000	23,245	(1,474)
	U.S. Dollar versus Japanese Yen	Deutsche Bank AG	100.25	Dec 2013	USD	1,155,000	5,810	(1,286)
	U.S. Dollar versus Japanese Yen	Morgan Stanley Capital Group, Inc.	98.50	Dec 2013	USD	5,277,000	27,968	(1,530)

							$65,986	($6,010)

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the funds are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the funds.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for

277

the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The funds may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The funds settle accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the funds’ interest rate swap contracts held at November 30, 2013, and details how the funds used interest rate swap contracts during the period ended November 30, 2013.

Global Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration, maintain diversity and liquidity of the fund and to gain exposure to treasuries markets.

								Unamortized
								Upfront
					Payments	Payments		Payment	Unrealized
		Notional		USD Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Value

Global Bond Fund
					MXN-TIIE-
	HSBC Bank	40,400,000	MXN	$233,305	Banxico	Fixed 5.00%	Jun 2018	($49,654)	$36,679	($12,975)
					MXN-TIIE-
	HSBC Bank	24,000,000	MXN	140,190	Banxico	Fixed 5.53%	Sep 2018	-	25,912	25,912
	Morgan Stanley Capital				MXN-TIIE-
	Services Inc.	4,100,000	MXN	25,718	Banxico	Fixed 6.590%	Dec 2015	(1,907)	17,088	15,181
	Exchanged Cleared
	Swaps

		300,000	EUR	549,703	Fixed 2.25%	EUR-EURIBOR-	Mar 2024	858	(8,128)	(7,270)
					GBP-LIBOR-	Reuters
		4,600,000	GBP	12,052,190	BBA	Fixed 3.00%	Mar 2024	91,037	15,417	106,454
					GBP-LIBOR-
		32,800,000	GBP	85,712,227	BBA	Fixed 1.00%	Jun 2015	59,130	53,095	112,225
					JPY-LIBOR-
		1,360,000,000	JPY	134,767	BBA	Fixed 1.50%	Jun 2033	(119,122)	93,569	(25,553)

		3,900,000	USD	3,900,000	Fixed 3.00%	3 Month LIBOR	Dec 2023	(38,343)	(16,128)	(54,471)

278

		15,800,000	USD	15,800,000	Fixed 1.70%	3 Month LIBOR	Mar 2018	(161,165)	(242,570)	(403,735)

				$118,548,100				($219,166)	($25,066)	($244,232)

Investment Quality Bond Fund
The fund used interest rate swaps to manage against anticipated interest rate and inflationary index changes.

								Unamortized
								Upfront
					Payments	Payments		Payment	Unrealized
		Notional		USD Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Fund
	JPMorgan Chase Bank,				Fixed
	N.A.	2,480,000	USD	$2,480,000	4.318%	3 month LIBOR	Dec 2028	-	($318,048)	($318,048)
	JPMorgan Chase Bank,				Fixed
	N.A.	925,000	USD	925,000	3.425%	3 month LIBOR	Jul 2039	-	29,849	29,849

				$3,405,000				-	($288,199)	($288,199)

Real Return Bond Fund
The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and to gain exposure to treasuries markets.

								Unamortized
								Upfront
					Payments	Payments		Payment	Unrealized
		Notional		USD Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund
	Morgan Stanley Capital
	Services Inc.	10,689,885	BRL	$7,722,008	CDI	Fixed 10.91%	Jan 2017	($7,916)	($121,966)	($129,882)

	UBS AG	43,716,700	BRL	29,812,770	CDI	Fixed 8.15%	Jan 2017	(61,614)	(2,201,494)	(2,263,108)
	Exchanged Cleared
	Swaps

		1,140,000,000	JPY	11,551,936	Fixed 1.00%	JPY-LIBOR-BBA	Sep 2023	(85,472)	(191,269)	(276,741)

		9,700,000	USD	9,700,000	Fixed 2.75%	3 Month LIBOR	Jun 2043	566,087	1,151,287	1,717,374

		18,700,000	USD	18,700,000	Fixed 3.50%	3 Month LIBOR	Dec 2043	863,653	38,547	902,200

279

				$103,574,318				$1,274,738	($1,324,895)	($50,157)

Total Return Fund
The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and to gain exposure to treasuries markets.

								Unamortized
								Upfront
					Payments	Payments		Payment	Unrealized
		Notional		USD Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Value

Total Return Bond
Fund

	Bank of America N.A.	888,725	BRL	$644,522	CDI	Fixed 8.86%	Jan 2017	$1,017	($34,139)	($33,122)

	Bank of America N.A.	635,978	BRL	437,828	CDI	Fixed 10.63%	Jan 2017	(337)	(10,792)	(11,129)
					MXN-TIIE-
	Bank of America N.A.	8,700,000	MXN	673,609	Banxico	Fixed 5.50%	Sep 2022	(11,202)	(34,375)	(45,577)
					MXN-TIIE-
	Barclays Bank PLC	9,900,000	MXN	739,797	Banxico	Fixed 5.60%	Sep 2016	2,758	21,190	23,948
					MXN-TIIE-
	Barclays Bank PLC	54,400,000	MXN	3,956,516	Banxico	Fixed 5.50%	Sep 2017	(6,824)	109,270	102,446
					MXN-TIIE-
	Barclays Bank PLC	7,000,000	MXN	547,429	Banxico	Fixed 5.75%	Jun 2023	(13,570)	(20,857)	(34,427)
					MXN-TIIE-
	Barclays Bank PLC	7,600,000	MXN	589,456	Banxico	Fixed 6.00%	Jun 2023	(12,617)	(13,961)	(26,578)

	Deutsche Bank AG	1,352,179	BRL	1,006,543	CDI	Fixed 9.13%	Jan 2017	7,165	(58,023)	(50,858)

	Deutsche Bank AG	635,978	BRL	439,657	CDI	Fixed 10.63%	Jan 2017	261	(11,390)	(11,129)
					MXN-TIIE-
	Deutsche Bank AG	7,500,000	MXN	587,811	Banxico	Fixed 5.75%	Jun 2023	(12,072)	(24,809)	(36,881)

	Goldman Sachs	1,015,593	BRL	743,679	CDI	Fixed 9.095%	Jan 2017	-	(39,128)	(39,128)

	Goldman Sachs	635,978	BRL	439,367	CDI	Fixed 10.63%	Jan 2017	264	(11,393)	(11,129)
					MXN-TIIE-
	Goldman Sachs	7,800,000	MXN	606,575	Banxico	Fixed 5.75%	Jun 2023	(18,326)	(20,030)	(38,356)
					MXN-TIIE-
	HSBC Bank USA	106,000,000	MXN	8,179,351	Banxico	Fixed 5.60%	Sep 2016	26,986	229,425	256,411

280

				MXN-TIIE-
HSBC Bank USA	60,600,000	MXN	4,416,169	Banxico	Fixed 5.50%	Sep 2017	(7,840)	121,962	114,122
				MXN-TIIE-
HSBC Bank USA	44,900,000	MXN	3,518,809	Banxico	Fixed 4.75%	Feb 2018	(30,607)	(1,330)	(31,937)
				MXN-TIIE-
HSBC Bank USA	70,000,000	MXN	5,429,197	Banxico	Fixed 5.00%	Jun 2018	(101,786)	79,304	(22,482)
				MXN-TIIE-
HSBC Bank USA	9,400,000	MXN	740,459	Banxico	Fixed 5.75%	Jun 2023	(14,783)	(31,441)	(46,224)
JPMorgan Chase Bank,				MXN-TIIE-
N.A.	8,100,000	MXN	610,305	Banxico	Fixed 6.00%	Jun 2023	(36,728)	8,401	(28,327)
Morgan Stanley Capital				MXN-TIIE-
Services, Inc.	8,900,000	MXN	723,710	Banxico	Fixed 5.60%	Sep 2016	1,017	20,512	21,529
Morgan Stanley Capital
Services, Inc.	675,812	BRL	503,018	CDI	Fixed 9.14%	Jan 2017	3,320	(28,820)	(25,500)
Morgan Stanley Capital				MXN-TIIE-
Services, Inc.	15,000,000	MXN	1,085,278	Banxico	Fixed 5.50%	Sep 2017	(2,415)	30,663	28,248
Morgan Stanley Capital				MXN-TIIE-
Services, Inc.	46,000,000	MXN	3,567,758	Banxico	Fixed 5.00%	Jun 2018	(67,926)	53,152	(14,774)
Morgan Stanley Capital				MXN-TIIE-
Services, Inc.	65,100,000	MXN	5,288,662	Banxico	Fixed 6.35%	Jun 2021	69,667	(21,298)	48,369
Morgan Stanley Capital				MXN-TIIE-
Services, Inc.	33,800,000	MXN	2,622,041	Banxico	Fixed 5.50%	Sep 2022	(48,606)	(128,464)	(177,070)
Exchanged Cleared
Swaps

				3 Month
	245,100,000	USD	245,100,000	LIBOR	Fixed 1.50%	Mar 2016	1,494,993	619,730	2,114,723

	170,000,000	USD	170,000,000	Fixed 2.75%	3 Month LIBOR	Jun 2043	11,535,933	18,562,376	30,098,309
				Federal
				Fund
				Effective
	104,100,000	USD	104,100,000	Rate US	Fixed 1.00%	Oct 2017	(122,697)	(494,304)	(617,001)

	4,210,000,000	JPY	42,174,006	Fixed 1.00%	JPY-LIBOR-BBA	Sep 2023	258,469	(1,280,470)	(1,022,001)

	34,900,000	USD	34,900,000	Fixed 3.50%	3 Month LIBOR	Dec 2043	1,737,155	(53,370)	1,683,785
				USD-LIBOR-
	289,600,000	USD	289,600,000	BBA	Fixed 3.00%	Sep 2017	2,865,699	(146,645)	2,719,054

			$933,971,552				$17,496,368	$17,390,946	$34,887,314

281

The following are abbreviations for the table above:
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the funds’ credit default swap contracts held at November 30, 2013, and details how the funds used credit default swap contracts during the period ended November 30, 2013, as a Buyer of protection.

Global Bond
Fund

The fund used credit default swaps as a Buyer of protection to manage against potential credit events.

								Unamortized
								Upfront
					USD			Payment	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Global Bond
Fund
	Bank of America N.A.	CBS Corp.	1,800,000	USD	$1,800,000	(1.000)%	Jun 2019	$129,985	($158,013)	($28,028)

	Bank of America N.A.	Intuit Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	-	(64,296)	(64,296)

	Bank of America N.A.	Lafarge SA	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	-	(48,388)	(48,388)

	BNP Paribas	Santander UK PLC	3,300,000	USD	3,300,000	(1.000)%	Jun 2016	142,274	(183,088)	(40,814)

282

		Pearson Dollar
	Citibank N.A.	Finance PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	-	(11,802)	(11,802)

	Credit Suisse International	Masco Corporation	700,000	USD	700,000	(0.907)%	Dec 2016	-	(4,506)	(4,506)
		Bank of America
	Deutsche Bank AG	Corporation	1,200,000	USD	1,200,000	(1.000)%	Jun 2019	145,678	(152,517)	(6,839)

	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	3,995	(8,148)	(4,153)
		Tate & Lyle Public
	Deutsche Bank AG	Limited Company	300,000	USD	300,000	(0.510)%	Dec 2014	-	(1,592)	(1,592)
		The Ryland Group,
	Deutsche Bank AG	Inc.	1,800,000	USD	1,800,000	(5.000)%	Jun 2020	-	(229,991)	(229,991)

	JPMorgan Chase Bank	D.R. Horton Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	23,483	(40,705)	(17,222)

					$16,500,000			$445,415	($903,046)	($457,631)

High Yield Fund
The fund used credit default swaps as a Buyer of protection to manage against potential credit events
.
								Unamortized
								Upfront
					USD			Payment	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Exchange Cleared Swaps	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

High Yield Fund
		MARKIT
		CDX.NA.HY.21	41,420,000	USD	$41,420,000	(5.000)%	Dec 2018	($2,560,353)	($805,316)	($3,365,669)

					$41,420,000			($2,560,353)	($805,316)	($3,365,669)

283

Investment Quality Bond Fund
The fund used credit default swaps as a Buyer of protection to manage against potential credit events
.
								Unamortized
								Upfront
					USD			Payment	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Fund
	Goldman Sachs International	ABX.HE.AAA.06-1	1,212,718	USD	$1,212,718	(0.180)%	Jul 2045	$104,504	($57,193)	$47,311
	Goldman Sachs International	ABX.HE.PENAAA.06-2	388,918	USD	388,918	(0.110)%	May 2046	93,344	(21,128)	72,216
	Goldman Sachs International	CMBX.NA.A.1	295,000	USD	295,000	(0.350)%	Oct 2052	128,677	(17,184)	111,493
	Goldman Sachs International	CMBX.NA.AA.2	1,360,000	USD	1,360,000	(0.150)%	Mar 2049	506,451	(28,989)	477,462
	Goldman Sachs International	CMBX.NA.AM.2	935,000	USD	935,000	(0.500)%	Mar 2049	52,556	(23,462)	29,094
	Goldman Sachs International	CMBX.NA.AM.4	320,000	USD	320,000	(0.500)%	Feb 2051	48,707	(23,070)	25,637
	JPMorgan Chase Bank, N.A.	ABX.HE.AA.06-1	692,022	USD	692,022	(0.320)%	Jul 2045	178,892	4,266	183,158
	JPMorgan Chase Bank, N.A.	ABX.HE.AAA.06-1	1,779,228	USD	1,779,228	(0.180)%	Jul 2045	51,569	17,860	69,429
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.06-2	874,600	USD	874,600	(0.110)%	May 2046	185,568	(23,164)	162,404
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.07-1	802,221	USD	802,221	(0.090)%	Aug 2037	332,885	(61,889)	270,996
	JPMorgan Chase Bank, N.A.	CMBX.NA.A.1	995,000	USD	995,000	(0.350)%	Oct 2052	396,579	(20,624)	375,955
	JPMorgan Chase Bank, N.A.	CMBX.NA.AA.1	1,780,000	USD	1,780,000	(0.250)%	Oct 2052	376,332	(46,216)	330,116
	JPMorgan Chase Bank, N.A.	CMBX.NA.AA.2	360,000	USD	360,000	(0.150)%	Mar 2049	128,576	(2,189)	126,387
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.1	80,000	USD	80,000	(0.840)%	Oct 2052	5,567	(1,914)	3,653
	JPMorgan Chase Bank, N.A.	CMBX.NA.AM.2	935,000	USD	935,000	(0.500)%	Mar 2049	55,991	(26,897)	29,094

284

Morgan Stanley & Company
International Ltd.	ABX.HE.AAA.06-1	1,996,785	USD	1,996,785	(0.180)%	Jul 2045	107,040	(29,141)	77,899

Morgan Stanley & Company
International Ltd.	ABX.HE.PENAAA.06-2	934,148	USD	934,148	(0.110)%	May 2046	197,972	(24,515)	173,457

Morgan Stanley & Company
International Ltd.	CMBX.NA.A.1	160,000	USD	160,000	(0.350)%	Oct 2052	65,306	(4,835)	60,471

Morgan Stanley & Company
International Ltd.	CMBX.NA.AA.1	1,985,000	USD	1,985,000	(0.250)%	Oct 2052	429,248	(61,113)	368,135

Morgan Stanley & Company
International Ltd.	CMBX.NA.AA.2	665,000	USD	665,000	(0.150)%	Mar 2049	247,988	(14,544)	233,444

Morgan Stanley & Company
International Ltd.	CMBX.NA.AJ.1	470,000	USD	470,000	(0.840)%	Oct 2052	32,332	(10,872)	21,460

Morgan Stanley & Company
International Ltd.	CMBX.NA.AJ.4	512,828	USD	512,828	(0.960)%	Feb 2051	193,552	(67,273)	126,279

Morgan Stanley & Company
International Ltd.	CMBX.NA.AM.2	320,000	USD	320,000	(0.500)%	Mar 2049	15,530	(5,573)	9,957

Morgan Stanley & Company
International Ltd.	CMBX.NA.AM.4	10,000	USD	10,000	(0.500)%	Feb 2051	2,434	(1,633)	801
	Everest Reinsurance
UBS AG	Holdings, Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	--	(2,708)	(2,708)
Exchange Cleared Swaps

	CDX-NAHYS21V1-5Y	3,075,000	USD	3,075,000	(5.000)%	Dec 2018	199,680	50,186	249,866
	ITRAXX-
	XOVERS20V1-5Y	245,000	EUR	313,331	(5.000)%	Dec 2018	(21,838)	(7,966)	(29,804)

				$23,851,799			$4,115,442	($511,780)	$3,603,662

Real Return Bond Fund
The fund used credit default swaps as a Buyer of protection to manage against potential credit events
.

285

								Unamortized
								Upfront
					USD			Payment	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($1,051)	($1,787)	($2,838)

	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	-	(20,711)	(20,711)
		RPM International,
	Goldman Sachs	Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	-	(39,033)	(39,033)
	Morgan Stanley Capital
	Services, Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	-	(13,183)	(13,183)

					$4,595,000			($1,051)	($74,714)	($75,765)

Spectrum Income Fund

The fund used credit default swaps as a Buyer of protection to manage against potential credit events.

								Unamortized
								Upfront
					USD			Payment	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Spectrum Income Fund

	JPMorgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	$100,000	(1.000)%	Jun 2017	($736)	($531)	($1,267)

	JPMorgan Chase Bank, N.A.	CDX HY CDSI S21 5YR	500,000	USD	500,000	(3.000)%	Dec 2018	(32,031)	(8,598)	(40,629)

					$600,000			($32,767)	($9,129)	($41,896)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the funds are the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

286

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the funds’ credit default swap contracts held at November 30, 2013, and details how the funds used credit default swap contracts during the period ended November 30, 2013, as a Seller of protection.

287

Global Bond Fund

The fund used credit default swaps as a Seller of protection to take a long position in the exposure of the benchmark credit.

			Implied Credit						Unamortized
			Spreads						Upfront
			and/or Credit			USD			Payment	Unrealized
			Rating at 11-			Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	30-13	Notional Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Global Bond Fund
	Bank of America N.A.	Japan Government	0.46%	5,400,000	USD	$5,400,000	1.000%	Jun 2018	$91,935	$50,183	$142,118
	Goldman Sachs
	International	Japan Government	0.46%	5,400,000	USD	5,400,000	1.000%	Jun 2018	87,748	54,369	142,117
	Morgan Stanley Capital
	Services Inc.	Japan Government	0.46%	2,500,000	USD	2,500,000	1.000%	Jun 2018	40,275	25,520	65,795

						$13,300,000			$219,958	$130,072	$350,030

Investment Quality Bond Fund
The fund used credit default swaps as a Seller of protection to take a long position in the exposure of the benchmark credit.

			Implied Credit						Unamortized
			Spreads						Upfront
			and/or Credit			USD			Payment	Unrealized
			Rating at 11-			Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	30-13	Notional Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Fund
	Goldman Sachs
	International	CDX-EMS20V1-5Y	Baa3	3,525,000	USD	$3,525,000	5.000%	Dec 2018	$374,018	($7,398)	$366,620
	Goldman Sachs
	International	CMBX.NA.AAA.6	Caa1	1,895,000	USD	1,895,000	0.500%	May 2063	(48,115)	(14,073)	(62,188)
	Goldman Sachs
	International	CMBX.NA.BB.6	B1	520,000	USD	520,000	5.000%	May 2063	(8,521)	(18,294)	(26,815)
	Goldman Sachs
	International	CMBX.NA.BBB-.6	Baa3	1,100,000	USD	1,100,000	3.000%	May 2063	(17,445)	(25,805)	(43,250)
	JPMorgan Chase Bank,
	N.A.	ABX.HE.AAA.06-2	Caa1	431,167	USD	431,167	0.110%	May 2046	(137,485)	23,617	(113,868)
	JPMorgan Chase Bank,
	N.A.	CMBX.NA.AAA.6	Aaa	2,050,000	USD	2,050,000	0.500%	May 2063	(54,050)	(12,639)	(66,689)
	JPMorgan Chase Bank,
	N.A.	CMBX.NA.BBB-.6	Ba2	240,000	USD	240,000	3.000%	May 2063	(22,458)	12,594	(9,864)
	JPMorgan Chase Bank,
	N.A.	PRIMEX.FRM.1	B3	114,682	USD	114,682	4.420%	Jul 2036	11,628	656	12,284
	Morgan Stanley &
	Company International
	Ltd.	CMBX.NA.AAA.6	A2	4,405,000	USD	4,405,000	0.500%	May 2063	(99,949)	(43,407)	(143,356)
	Morgan Stanley &
	Company International
	Ltd.	CMBX.NA.BB.6	Ba2	1,240,000	USD	1,240,000	5.000%	May 2063	(30,248)	(33,695)	(63,943)
	Morgan Stanley &
	Company International
	Ltd.	CMBX.NA.BBB-.6	B2	95,000	USD	95,000	3.000%	May 2063	(7,535)	3,630	(3,905)

288

	Morgan Stanley &
	Company International
	Ltd.	PRIMEX.ARM.1	B1	140,564	USD	140,564	4.420%	Jun 2036	4,435	10,622	15,057
	Morgan Stanley &
	Company International
	Ltd.	PrimeX.ARM.2	C	1,173,504	USD	1,173,504	4.580%	Dec 2037	(66,352)	111,690	45,338
	Exchange Cleared Swaps

		CDX-NAIGS21V1-5Y	Ba2	16,570,000	USD	16,570,000	1.000%	Dec 2018	207,651	70,074	277,725
		ITRAXX-
		EUROPES20V1-5Y	A1	1,480,000	EUR	2,017,192	1.000%	Dec 2018	15,861	8,551	24,412

						$35,517,109			$121,435	$86,123	$207,558

Real Return Bond Fund
The fund used credit default swaps as a Seller of protection to take a long position in the exposure of the benchmark credit.

			Implied Credit						Unamortized
			Spreads						Upfront
			and/or Credit			USD			Payment	Unrealized
			Rating at 11-			Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	30-13	Notional Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund
	JPMorgan Chase Bank,	Petroleo Brasileiro
	N.A.	S/A Petrobras	1.87%	400,000	USD	$400,000	1.000%	Sep 2015	($4,024)	($1,413)	($5,437)

						$400,000			($4,024)	($1,413)	($5,437)

Spectrum Income Fund

The fund used credit default swaps as a Seller of protection to take long position in the exposure of the benchmark credit.

			Implied Credit						Unamortized
			Spreads						Upfront
			and/or Credit			USD			Payment	Unrealized
			Rating at 11-			Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	30-13	Notional Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Spectrum Income Fund
	JPMorgan Chase Bank,	Arab Republic of
	N.A.	Egypt	6.41%	100,000	USD	$100,000	1.000%	Mar 2016	($5,712)	($5,602)	($11,314)
	JPMorgan Chase Bank,
	N.A.	MBLA, Inc.	Ba3	680,000	USD	680,000	5.000%	Jun 2014	15,946	6,500	22,446
	JPMorgan Chase Bank,
	N.A.	Humana, Inc .	0.78%	180,000	USD	180,000	4.000%	Dec 2018	1,125	1,225	2,350

289

						$960,000			$11,359	$2,123	$13,482

Total Return Fund

The fund used credit default swaps as a Seller of protection to take a long position in the exposure of the benchmark credit.

			Implied Credit						Unamortized
			Spreads						Upfront
			and/or Credit			USD			Payment	Unrealized
			Rating at 11-			Notional	(Pay)/Received	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	30-13	Notional Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Total Return Fund

		Berkshire Hathaway,
	Bank of America N.A.	Inc.	0.25%	1,800,000	USD	$1,800,000	1.00%	Mar 2015	($8,097)	$29,542	$21,445

		People's Republic of
	Bank of America N.A.	China	0.14%	2,000,000	USD	2,000,000	1.00%	Jun 2015	10,092	20,808	30,900

		United Mexican
	Bank of America N.A.	States	0.40%	500,000	USD	500,000	1.00%	Sep 2015	(331)	6,817	6,486

	Bank of America N.A.	Metlife, Inc.	0.33%	1,700,000	USD	1,700,000	1.00%	Dec 2015	(25,294)	52,271	26,977

		Prudential Financial,
	Bank of America N.A.	Inc.	0.35%	2,400,000	USD	2,400,000	1.00%	Dec 2015	(28,666)	65,612	36,946

	Bank of America N.A.	Citigroup, Inc.	0.46%	1,800,000	USD	1,800,000	1.00%	Sep 2016	19,979	11,060	31,039

	Bank of America N.A.	Republic of Indonesia	1.45%	1,800,000	USD	1,800,000	1.00%	Sep 2016	(15,058)	(3,880)	(18,938)

	Bank of America N.A.	CMBX.NA.AAA Indices	Aaa	2,100,000	USD	2,100,000	0.50%	May 2063	(90,612)	21,697	(68,915)

		Berkshire Hathaway,
	Barclays Bank PLC	Inc.	0.14%	900,000	USD	900,000	1.00%	Dec 2013	373	1,879	2,252

		Federative Republic
	Barclays Bank PLC	of Brazil	1.08%	500,000	USD	500,000	1.00%	Jun 2015	(2,141)	2,522	381

		General Electric
	Barclays Bank PLC	Capital Corp.	0.40%	1,800,000	USD	1,800,000	1.00%	Sep 2016	18,467	15,692	34,159

		United States of
	BNP Paribas	America	0.30%	5,100,000	EUR	7,150,709	0.25%	Mar 2016	(35,055)	29,851	(5,204)

		General Electric
	Citibank N.A	Capital Corp.	0.10%	600,000	USD	600,000	4.33%	Dec 2013	-	6,666	6,666

		United Mexican
	Citibank N.A	States	0.32%	1,000,000	USD	1,000,000	1.00%	Mar 2015	(5,835)	16,779	10,944

		People's Republic of
	Citibank N.A	China	0.14%	400,000	USD	400,000	1.00%	Jun 2015	1,974	4,206	6,180

290

	Federative Republic
Citibank N.A.	of Brazil	1.16%	1,000,000	USD	1,000,000	1.00%	Sep 2015	(5,603)	4,622	(981)

	United Mexican
Citibank N.A.	States	0.40%	700,000	USD	700,000	1.00%	Sep 2015	(3,795)	12,875	9,080

Citibank N.A.	Metlife, Inc.	0.33%	2,500,000	USD	2,500,000	1.00%	Dec 2015	(37,198)	76,871	39,673

	Federative Republic
Credit Suisse International	of Brazil	1.08%	4,300,000	USD	4,300,000	1.00%	Jun 2015	(17,824)	21,096	3,272

	Federative Republic
Credit Suisse International	of Brazil	1.16%	1,900,000	USD	1,900,000	1.00%	Sep 2015	(8,297)	6,433	(1,864)

	United Mexican
Credit Suisse International	States	1.01%	800,000	USD	800,000	1.00%	Dec 2018	(1,640)	2,853	1,213

	United Mexican
Deutsche Bank AG	States	0.32%	700,000	USD	700,000	1.00%	Mar 2015	(4,085)	11,746	7,661

	Federative Republic
Deutsche Bank AG	of Brazil	1.08%	2,200,000	USD	2,200,000	1.00%	Jun 2015	(7,013)	8,688	1,675

	General Electric
Deutsche Bank AG	Capital Corp.	0.28%	1,000,000	USD	1,000,000	1.00%	Sep 2015	11,074	4,016	15,090

	Berkshire Hathaway,
Deutsche Bank AG	Inc.	0.41%	900,000	USD	900,000	1.00%	Sep 2016	13,026	3,817	16,843

	JPMorgan Chase &
Deutsche Bank AG	Company	0.45%	1,800,000	USD	1,800,000	1.00%	Sep 2016	21,494	9,961	31,455

	Berkshire Hathaway,
Goldman Sachs	Inc.	0.25%	1,000,000	USD	1,000,000	1.00%	Mar 2015	(4,498)	16,412	11,914

	Federative Republic
Goldman Sachs	of Brazil	1.08%	500,000	USD	500,000	1.00%	Jun 2015	(2,000)	2,381	381

Goldman Sachs	CDX.NA.IG.9-V4	0.15%	868,049	USD	868,049	0.55%	Dec 2017	-	14,674	14,674

	United Mexican
Goldman Sachs	States	0.56%	1,100,000	USD	1,100,000	1.00%	Sep 2016	(2,864)	18,638	15,774

	Federative Republic
HSBC Bank USA	of Brazil	1.08%	1,300,000	USD	1,300,000	1.00%	Jun 2015	(10,751)	11,740	989

	Federative Republic
HSBC Bank USA	of Brazil	1.16%	700,000	USD	700,000	1.00%	Sep 2015	(2,511)	1,824	(687)

	United Mexican
HSBC Bank USA	States	0.56%	200,000	USD	200,000	1.00%	Sep 2016	1,000	1,868	2,868

	United Mexican
HSBC Bank USA	States	0.59%	100,000	USD	100,000	1.00%	Dec 2016	963	483	1,446

JPMorgan Chase Bank,	Federative Republic
N.A.	of Brazil	1.16%	8,800,000	USD	8,800,000	1.00%	Sep 2015	(42,214)	33,581	(8,633)

JPMorgan Chase Bank,	United Mexican
N.A.	States	0.56%	200,000	USD	200,000	1.00%	Sep 2016	1,042	1,826	2,868

291

JPMorgan Chase Bank,	Federative Republic
N.A.	of Brazil	1.47%	900,000	USD	900,000	1.00%	Sep 2016	(2,995)	(6,977)	(9,972)

JPMorgan Chase Bank,	United Mexican
N.A.	States	0.59%	1,300,000	USD	1,300,000	1.00%	Dec 2016	17,407	1,392	18,799

JPMorgan Chase Bank,
N.A.	CDX.NA.IG.9-V4	0.15%	1,928,998	USD	1,928,998	0.55%	Dec 2017	-	33,013	33,013

JPMorgan Chase Bank,	United Mexican
N.A.	States	1.01%	2,400,000	USD	2,400,000	1.00%	Dec 2018	(5,788)	9,426	3,638

Morgan Stanley Capital	Federative Republic
Services, Inc.	of Brazil	1.08%	500,000	USD	500,000	1.00%	Jun 2015	(1,448)	1,829	381

Morgan Stanley Capital	Federative Republic
Services, Inc.	of Brazil	1.16%	9,900,000	USD	9,900,000	1.00%	Sep 2015	(48,171)	38,459	(9,712)

Morgan Stanley Capital
Services, Inc.	Republic of Indonesia	1.45%	1,400,000	USD	1,400,000	1.00%	Sep 2016	(11,351)	(3,378)	(14,729)

Morgan Stanley Capital	United Mexican
Services, Inc.	States	0.56%	2,400,000	USD	2,400,000	1.00%	Sep 2016	(5,636)	40,052	34,416

	People's Republic of
Royal Bank of Scotland PLC	China	0.14%	900,000	USD	900,000	1.00%	Jun 2015	4,575	9,330	13,905

	United Mexican
Royal Bank of Scotland PLC	States	0.40%	1,900,000	USD	1,900,000	1.00%	Sep 2015	(7,664)	32,309	24,645

	People's Republic of
Royal Bank of Scotland PLC	China	0.24%	1,300,000	USD	1,300,000	1.00%	Jun 2016	6,960	21,180	28,140

	United Kingdom of
	Great Britain and
Societe Generale Paris	Northern Ireland	0.08%	3,200,000	USD	3,200,000	1.00%	Mar 2015	3,474	41,886	45,360

	Berkshire Hathaway,
UBS AG	Inc.	0.25%	1,000,000	USD	1,000,000	1.00%	Mar 2015	(4,615)	16,529	11,914

	People's Republic of
UBS AG	China	0.24%	300,000	USD	300,000	1.00%	Jun 2016	1,643	4,851	6,494

UBS AG	Republic of Indonesia	1.45%	600,000	USD	600,000	1.00%	Sep 2016	(5,177)	(1,136)	(6,313)

	United Mexican
UBS AG	States	0.56%	1,100,000	USD	1,100,000	1.00%	Sep 2016	(2,637)	18,411	15,774
Exchange Cleared Swaps

	CDX.NA.IG.21	0.70%	8,400,000	USD	8,400,000	1.00%	Dec 2018	108,308	32,545	140,853

					$98,447,756			($215,013)	$837,648	$622,635

292

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes Real Return Bond Fund’s inflation swap contracts held at November 30, 2013, and details how the fund used inflation swap contracts during the period ended November 30, 2013.

Real Return Bond Fund
The fund used Inflation swaps to manage duration of the fund and to manage against anticipated changes in inflation.

								Unamortized
					Payments	Payments		Upfront	Unrealized
		Notional		USD Notional	Made by	Received by	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund
	Bank of America	2,800,000	EUR	$3,749,130	FRC-EXT-CPI	Fixed 1.95%	Jul 2021	($17,573)	$89,975	$72,402

	BNP Paribas	14,500,000	USD	14,500,000	Fixed 2.25%	USA-CPI-U	Jul 2017	21,560	(386,786)	(365,226)
	BNP Paribas	4,800,000	EUR	6,114,003	FRC-EXT-CPI	Fixed 1.95%	Sep 2017	-	241,904	241,904
	BNP Paribas	1,100,000	EUR	1,436,775	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	5,357	57,387	62,744

	BNP Paribas	300,000	EUR	400,844	FRC-EXT-CPI	Fixed 2.10%	Jul 2021	(2,549)	21,815	19,266

	BNP Paribas	2,800,000	EUR	3,775,170	FRC-EXT-CPI	Fixed 1.95%	Jul 2021	29,426	42,976	72,402

	BNP Paribas	4,000,000	USD	4,000,000	Fixed 2.5%	USA-CPI-U	Jul 2022	33,264	(128,480)	(95,216)
						Fixed
	BNP Paribas	4,400,000	EUR	5,967,378	FRC-EXT-CPI	2.1075%	Oct 2023	18,617	109,686	128,303
	Citi Bank NA	11,100,000	USD	11,100,000	Fixed 2.25%	USA-CPI-U	Jul 2017	2,058	(281,645)	(279,587)
	Citi Bank NA	500,000	EUR	650,175	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	7,802	20,718	28,520
						Fixed
	Citi Bank NA	500,000	EUR	676,025	FRC-EXT-CPI	2.1075%	Oct 2023	6,355	8,225	14,580
	Credit Sussie International	400,000	EUR	522,400	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	627	22,189	22,816

293

Deutsche Bank AG	3,500,000	USD	3,500,000	Fixed 1.86%	USA-CPI-U	Nov 2016	-	(7,333)	(7,333)
Deutsche Bank AG	600,000	USD	600,000	Fixed 1.825%	USA-CPI-U	Nov 2016	-	(323)	(323)
Deutsche Bank AG	2,300,000	USD	2,300,000	Fixed 1.825%	USA-CPI-U	Nov 2016	-	(2,652)	(2,652)
Deutsche BANK AG	1,900,000	USD	1,900,000	Fixed 2.36%	USA-CPI-U	Jan 2017	-	(47,736)	(47,736)
				Fixed
Deutsche Bank AG	2,500,000	USD	2,500,000	2.1725%	USA-CPI-U	Nov 2018	-	(14,357)	(14,357)

Deutsche Bank AG	600,000	EUR	783,690	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	13,244	20,980	34,224
Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.50%	USA-CPI-U	Jul 2022	8,642	(34,826)	(26,184)
					Fixed
Deutsche Bank AG	500,000	EUR	676,025	FRC-EXT-CPI	2.1075%	Oct 2023	6,287	8,293	14,580

Goldman Sachs	15,100,000	USD	15,100,000	Fixed 1.73%	USA-CPI-U	Apr 2016	(26,522)	(20,348)	(46,870)
Goldman Sachs	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	3,346	(202,664)	(199,318)
Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	Apr 2018	-	(11,020)	(11,020)

Goldman Sachs	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(374)	(3,432)	(3,806)

Goldman Sachs	2,700,000	EUR	3,514,091	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	30,758	123,249	154,007
The Royal Bank of Scotland
PLC	2,000,000	USD	2,000,000	Fixed 1.935%	USA-CPI-U	Oct 2016	(5,900)	(3,098)	(8,998)
The Royal Bank of Scotland
PLC	7,200,000	USD	7,200,000	Fixed 1.93%	USA-CPI-U	Oct 2016	-	(31,190)	(31,190)
The Royal Bank of Scotland
PLC	12,100,000	USD	12,100,000	Fixed 2.25%	USA-CPI-U	Jul 2017	11,411	(316,186)	(304,775)

			$116,165,706				$145,836	($724,679)	($578,843)

The following are abbreviations for the table above:

FRC-EXT-CPI	France Consumer Price ex-Tobacco Index
USA-CPI-U	Consumer Price All Urban Non-Seasonally Adjusted Index

294

Direct placement securities. The funds may hold direct placement securities which are restricted to resale, and the funds have limited rights to registration under the Securities Act of 1933. The following tables summarize the direct placement securities held at November 30, 2013.

						Value as a
		Original		Beginning	Ending	Percentage
		Acquisition	Acquisition	Share	Share	of fund's net	Value as of
Fund	Issuer Description	Date	Cost	Amount	Amount	assets	11/30/2013

Health Sciences Fund	Calithera Biosciences, Inc.
	Bought: 807,689 shares	10/7/2013	$141,507	-	807,689	0.02%	$141,507

Health Sciences Fund	Castlight Health, Inc. Series D	4/26/2012	$357,884	59,286	59,286	0.06%	$357,884

Health Sciences Fund	Ultragenyx Pharmaceutical,
	Inc.	12/19/2012	$311,272	112,397	112,397	0.05%	$311,272

Science & Technology	GrubHub, Inc.	8/13/2013	$385,013	45,094	45,094	0.04%	$385,012
Fund

Small Cap Growth	Mobileye	8/13/2013	$860,529	24,657	24,657	0.38%	$860,529

Small Cap Growth	Telogis, Inc.
	Bought: 162,887 shares	9/27/2013	$322,695	-	162,887	0.14%	$322,695

Small Cap Growth	Telogis, Inc. (Preferred)
	Bought: 221,826 shares	9/27/2013	$488,283	-	221,826	0.22%	$488,283

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

295

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie

Hugh McHaffie
President

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

Hugh McHaffie
President

Date: January 24, 2014

/s/ Charles A. Rizzo

Charles A. Rizzo
Chief Financial Officer

Date: January 24, 2014